UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660

(Address of principal executive offices)

Robin S. Yonis

Vice President, General Counsel and Assistant Secretary of Pacific Select Fund

700 Newport Center Drive

Post Office Box 9000

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony Zacharski, Esq

Dechert LLP

90 State House Square

Hartford, CT 06103-3702

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: December 31

Date of reporting period: January 1, 2020-June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

TABLE OF CONTENTS

PACIFIC SELECT FUND

Beginning January 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Trust’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Trust or from your financial intermediary (Pacific Life/PL&A). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Trust electronically by contacting the Trust or Pacific Life/PL&A using one of the methods listed in the Where To Go For More Information section.

You may elect to receive all future reports in paper free of charge. You can inform the Trust or Pacific Life/PL&A that you wish to continue receiving paper copies by using one of the phone numbers listed in the Where To Go For More Information section. Your election to receive reports in paper will apply to all communications received for all Funds held with the Trust.

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 55.8%

Basic Materials - 0.9%

Anglo American Capital (South Africa) 5.625% due 04/01/30 ~	$2,200,000	$2,661,901
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	375,000	371,484
Teck Resources Ltd (Canada) 3.900% due 07/15/30 ~	900,000	899,843

		3,933,228

Communications - 5.1%

AT&T Inc
2.750% due 06/01/31	2,500,000	2,592,193
3.850% due 06/01/60	1,400,000	1,491,443
5.250% due 03/01/37	3,250,000	4,021,975
CCO Holdings LLC 4.750% due 03/01/30 ~	1,500,000	1,537,080
Charter Communications Operating LLC
4.800% due 03/01/50	650,000	739,756
5.750% due 04/01/48	1,500,000	1,869,423
Diamond Sports Group LLC 5.375% due 08/15/26 ~	1,000,000	729,920
Discovery Communications LLC 5.300% due 05/15/49	1,500,000	1,832,568
eBay Inc 2.700% due 03/11/30	650,000	684,617
Sprint Communications Inc 6.000% due 11/15/22	2,000,000	2,112,230
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	912,500	925,042
T-Mobile USA Inc 3.875% due 04/15/30 ~	1,600,000	1,786,312
Tencent Holdings Ltd (China) 3.240% due 06/03/50 ~	1,500,000	1,507,314
Verizon Communications Inc 3.850% due 11/01/42	1,000,000	1,222,474

		23,052,347

Consumer, Cyclical - 7.0%

Air Canada Pass-Through Trust ‘A’ (Canada) 4.125% due 11/15/26 ~	1,483,472	1,369,031
American Airlines Pass-Through Trust ‘AA’ 3.600% due 03/22/29	1,540,039	1,429,964
American Airlines Pass-Through Trust ‘B’ 4.375% due 04/01/24	509,570	366,959
Beazer Homes USA Inc 7.250% due 10/15/29	1,000,000	970,655
BorgWarner Inc 2.650% due 07/01/27	800,000	820,413
British Airways Pass-Through Trust ‘A’ (United Kingdom)
3.350% due 12/15/30 ~	1,394,194	1,155,527
4.625% due 12/20/25 ~	992,732	925,605
British Airways Pass-Through Trust ‘AA’ (United Kingdom) 3.300% due 06/15/34 ~	2,895,817	2,622,972
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	1,349,017	1,233,382
Delta Air Lines Inc 7.375% due 01/15/26	500,000	484,238
Delta Air Lines Pass-Through Trust ‘AA’ 3.625% due 01/30/29	321,948	319,336
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	2,000,000	1,697,290
Ferguson Finance PLC 3.250% due 06/02/30 ~	2,400,000	2,463,305

	Principal Amount	Value
Ford Motor Co 8.500% due 04/21/23	$600,000	$635,625
General Motors Co
5.000% due 10/01/28	3,000,000	3,188,001
6.800% due 10/01/27	600,000	700,074
Harley-Davidson Financial Services Inc 3.350% due 06/08/25 ~	1,000,000	1,023,097
JetBlue Pass-Through Trust ‘AA’ 2.750% due 11/15/33	987,807	941,322
Lennar Corp 6.250% due 12/15/21	1,000,000	1,036,125
Nordstrom Inc
4.375% due 04/01/30	1,150,000	903,757
5.000% due 01/15/44	1,500,000	1,063,443
8.750% due 05/15/25 ~	200,000	215,406
Sands China Ltd (Macau) 3.800% due 01/08/26 ~	450,000	464,630
Six Flags Entertainment Corp 4.875% due 07/31/24 ~	2,000,000	1,793,760
United Airlines Pass-Through Trust ‘A’ 2.900% due 11/01/29	400,000	332,896
United Airlines Pass-Through Trust ‘AA’ 4.150% due 02/25/33	666,623	658,604
United Airlines Pass-Through Trust ‘B’
3.650% due 04/07/27	943,056	691,471
4.750% due 10/11/23	1,635,071	1,453,805
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	1,116,339	947,991

		31,908,684

Consumer, Non-Cyclical - 7.6%

AbbVie Inc
3.200% due 11/21/29 ~	2,000,000	2,233,105
4.250% due 11/21/49 ~	1,000,000	1,204,035
Alcon Finance Corp (Switzerland) 2.600% due 05/27/30 ~	1,100,000	1,131,992
AmerisourceBergen Corp 2.800% due 05/15/30	1,100,000	1,159,948
Amgen Inc 3.150% due 02/21/40	1,250,000	1,333,512
Anheuser-Busch InBev Worldwide Inc (Belgium) 5.450% due 01/23/39	4,500,000	5,691,004
Coca-Cola Femsa SAB de CV (Mexico) 2.750% due 01/22/30	1,000,000	1,060,406
Constellation Brands Inc
3.500% due 05/09/27	1,000,000	1,107,996
3.750% due 05/01/50	1,000,000	1,092,076
CoStar Group Inc due 07/15/30 # ~	1,800,000	1,845,543
CVS Health Corp 3.750% due 04/01/30	800,000	921,780
Equifax Inc 3.100% due 05/15/30	1,500,000	1,597,816
Global Payments Inc
3.200% due 08/15/29	2,000,000	2,146,153
4.150% due 08/15/49	1,050,000	1,204,339
Kraft Heinz Foods Co 3.000% due 06/01/26	2,000,000	2,023,306
Mondelez International Inc 2.750% due 04/13/30	1,200,000	1,297,035
Quest Diagnostics Inc 2.800% due 06/30/31	300,000	315,149
Takeda Pharmaceutical Co Ltd (Japan) 3.025% due 07/09/40	2,000,000	2,022,660
Teva Pharmaceutical Finance Netherlands III BV (Israel) 2.200% due 07/21/21	130,000	127,649
Upjohn Inc
2.300% due 06/22/27 ~	1,000,000	1,033,994

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
3.850% due 06/22/40 ~	$1,650,000	$1,775,739
Verisk Analytics Inc 4.125% due 03/15/29	1,780,000	2,080,818

		34,406,055

Energy - 2.8%

Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/29 ~	800,000	820,707
Energy Transfer Operating LP 4.750% due 01/15/26	3,000,000	3,278,675
Florida Gas Transmission Co LLC 2.550% due 07/01/30 ~	1,000,000	1,023,886
Kinder Morgan Energy Partners LP 5.000% due 08/15/42	1,000,000	1,111,812
MPLX LP
5.200% due 12/01/47	600,000	633,189
5.250% due 01/15/25	2,000,000	2,079,933
6.875% due 02/15/23	750,000	674,795
ONEOK Inc 2.200% due 09/15/25	1,000,000	982,679
Petroleos Mexicanos (Mexico) 6.350% due 02/12/48	1,400,000	1,041,383
Sabine Pass Liquefaction LLC 4.200% due 03/15/28	650,000	697,541
Transcontinental Gas Pipe Line Co LLC 3.250% due 05/15/30 ~	600,000	642,076

		12,986,676

Financial - 18.7%

AerCap Ireland Capital DAC (Ireland) 6.500% due 07/15/25	400,000	419,495
Air Lease Corp
3.375% due 07/01/25	600,000	600,530
3.875% due 04/01/21	500,000	502,943
American International Group Inc 3.400% due 06/30/30	1,400,000	1,519,689
Bank of America Corp
2.592% due 04/29/31	1,100,000	1,166,058
4.200% due 08/26/24	2,000,000	2,220,574
4.250% due 10/22/26	3,000,000	3,441,860
Boston Properties LP REIT
2.750% due 10/01/26	1,000,000	1,072,952
3.400% due 06/21/29	650,000	718,005
Citigroup Inc
4.000% due 08/05/24	826,000	901,223
4.400% due 06/10/25	2,250,000	2,521,379
4.600% due 03/09/26	2,400,000	2,742,299
Columbia Property Trust Operating Partnership LP REIT 4.150% due 04/01/25	1,250,000	1,320,870
Duke Realty LP REIT
3.250% due 06/30/26	1,000,000	1,098,047
3.750% due 12/01/24	2,000,000	2,201,462
Equinix Inc REIT
1.800% due 07/15/27	700,000	704,221
2.900% due 11/18/26	1,250,000	1,350,331
Fidelity National Financial Inc 3.400% due 06/15/30	550,000	573,621
First American Financial Corp 4.000% due 05/15/30	1,350,000	1,482,900
Five Corners Funding Trust 2.850% due 05/15/30 ~	2,350,000	2,426,279
GE Capital Funding LLC 4.400% due 05/15/30 ~	800,000	832,807
GLP Capital LP REIT 5.250% due 06/01/25	3,500,000	3,816,820
Healthpeak Properties Inc REIT 3.500% due 07/15/29	1,200,000	1,308,618
Host Hotels & Resorts LP REIT 3.375% due 12/15/29	900,000	861,108

	Principal Amount	Value
HSBC Holdings PLC (United Kingdom) 2.099% due 06/04/26	$1,750,000	$1,769,432
Intercontinental Exchange Inc 2.100% due 06/15/30	1,500,000	1,532,254
JPMorgan Chase & Co
2.522% due 04/22/31	2,400,000	2,540,184
2.956% due 05/13/31	550,000	586,114
3.960% due 01/29/27	1,000,000	1,139,913
KeyCorp 2.550% due 10/01/29	1,500,000	1,553,592
Morgan Stanley
4.431% due 01/23/30	1,000,000	1,192,046
5.000% due 11/24/25	3,000,000	3,508,241
Piedmont Operating Partnership LP REIT 4.450% due 03/15/24	2,200,000	2,256,959
PNC Bank NA 2.700% due 10/22/29	1,250,000	1,334,292
Prudential PLC (United Kingdom) 3.125% due 04/14/30	790,000	849,578
Springleaf Finance Corp
5.375% due 11/15/29	750,000	709,650
6.125% due 03/15/24	2,600,000	2,647,593
Teachers Insurance & Annuity Association of America 4.270% due 05/15/47 ~	2,000,000	2,380,811
The Goldman Sachs Group Inc 2.600% due 02/07/30	6,000,000	6,271,520
The Howard Hughes Corp 5.375% due 03/15/25 ~	1,000,000	933,715
The Northwestern Mutual Life Insurance Co 3.625% due 09/30/59 ~	1,500,000	1,671,373
Truist Bank 2.250% due 03/11/30	1,000,000	1,011,215
Ventas Realty LP REIT
3.000% due 01/15/30	950,000	941,781
3.500% due 02/01/25	2,300,000	2,376,737
Wells Fargo & Co
2.188% due 04/30/26	3,350,000	3,467,759
2.393% due 06/02/28	3,350,000	3,463,948
4.400% due 06/14/46	2,500,000	3,026,356
Willis North America Inc 2.950% due 09/15/29	1,750,000	1,857,695

		84,826,849

Industrial - 4.9%

Allegion US Holding Co Inc 3.550% due 10/01/27	2,539,000	2,662,210
Bemis Co Inc 2.630% due 06/19/30	550,000	564,493
Carrier Global Corp 3.577% due 04/05/50 ~	2,000,000	1,960,220
General Electric Co 4.350% due 05/01/50	750,000	744,514
Jabil Inc 3.600% due 01/15/30	1,350,000	1,416,190
Masco Corp 7.750% due 08/01/29	950,000	1,219,659
Norbord Inc (Canada)
5.750% due 07/15/27 ~	1,200,000	1,228,272
6.250% due 04/15/23 ~	1,500,000	1,587,967
Otis Worldwide Corp 3.112% due 02/15/40 ~	750,000	771,752
Owens-Brockway Glass Container Inc 5.000% due 01/15/22 ~	243,000	243,541
Penske Truck Leasing Co LP 4.450% due 01/29/26 ~	1,500,000	1,655,922
Ryder System Inc 2.500% due 09/01/24	700,000	722,840
Sonoco Products Co 3.125% due 05/01/30	1,850,000	1,934,659

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Standard Industries Inc 5.000% due 02/15/27 ~	$1,000,000	$1,015,405
TransDigm Inc 6.250% due 03/15/26 ~	771,000	771,848
Waste Connections Inc 3.500% due 05/01/29	2,250,000	2,529,953
Westinghouse Air Brake Technologies Corp 3.200% due 06/15/25	400,000	408,806
Xylem Inc 2.250% due 01/30/31	1,050,000	1,058,266

		22,496,517

Technology - 4.8%

Broadcom Inc
4.250% due 04/15/26 ~	3,000,000	3,342,998
5.000% due 04/15/30 ~	1,750,000	2,014,844
Citrix Systems Inc 3.300% due 03/01/30	1,500,000	1,606,370
Dell International LLC 4.900% due 10/01/26 ~	2,000,000	2,203,860
Fiserv Inc 3.500% due 07/01/29	1,100,000	1,237,555
HP Inc 3.000% due 06/17/27	1,400,000	1,469,697
Infor Inc 1.750% due 07/15/25 ~	1,250,000	1,256,707
Leidos Inc 4.375% due 05/15/30 ~	1,650,000	1,862,768
Micron Technology Inc 4.185% due 02/15/27	1,250,000	1,386,007
NXP BV (Netherlands) 3.875% due 06/18/26 ~	1,000,000	1,120,681
Oracle Corp 3.600% due 04/01/50	1,750,000	1,981,538
VMware Inc
4.650% due 05/15/27	1,250,000	1,384,452
4.700% due 05/15/30	1,000,000	1,107,505

		21,974,982

Utilities - 4.0%

Appalachian Power Co 3.700% due 05/01/50	1,000,000	1,101,411
Avangrid Inc 3.800% due 06/01/29	1,050,000	1,221,069
Consolidated Edison Co of New York Inc 3.350% due 04/01/30	1,000,000	1,140,336
DPL Inc
4.125% due 07/01/25 ~	300,000	300,834
4.350% due 04/15/29	1,125,000	1,140,850
Electricite de France SA (France) 4.500% due 09/21/28 ~	1,000,000	1,165,790
Exelon Corp 4.700% due 04/15/50	650,000	829,453
FirstEnergy Corp 2.650% due 03/01/30	1,100,000	1,150,270
IPALCO Enterprises Inc 4.250% due 05/01/30 ~	1,350,000	1,468,129
Kentucky Utilities Co 3.300% due 06/01/50	750,000	805,187
NextEra Energy Operating Partners LP 4.250% due 07/15/24 ~	850,000	861,246
Oklahoma Gas & Electric Co 3.300% due 03/15/30	1,250,000	1,375,652
Pacific Gas and Electric Co 2.500% due 02/01/31	1,350,000	1,323,135
PacifiCorp 2.700% due 09/15/30	1,150,000	1,257,484
Southern California Edison Co 4.000% due 04/01/47	900,000	1,029,456

	Principal Amount	Value
Talen Energy Supply LLC
6.500% due 06/01/25	$750,000	$507,724
6.625% due 01/15/28 ~	500,000	490,843
Vistra Operations Co LLC 3.550% due 07/15/24 ~	1,000,000	1,032,730

		18,201,599

Total Corporate Bonds & Notes (Cost $241,794,203)		253,786,937

SENIOR LOAN NOTES - 11.4%

Communications - 0.5%

CSC Holdings LLC Term B5 2.685% (USD LIBOR + 2.500%) due 04/15/27 §	1,496,250	1,426,674
T-Mobile USA Inc Term B 3.178% (USD LIBOR + 3.000%) due 04/01/27 §	750,000	750,000

		2,176,674

Consumer, Cyclical - 2.5%

Bass Pro Group LLC Term B 6.072% (USD LIBOR + 5.000%) due 09/25/24 §	976,137	943,437
ClubCorp Holdings Inc Term B 3.058% (USD LIBOR + 2.750%) due 09/18/24 §	993,089	847,105
Golden Nugget Inc Term B 3.250% (USD LIBOR + 2.500%) due 10/04/23 §	590,813	489,488
Marriott Ownership Resorts Inc Term B 1.928% (USD LIBOR + 1.750%) due 08/31/25 §	1,962,634	1,844,876
Restaurant Brands Term B (Canada) 1.928% (USD LIBOR + 1.750%) due 11/19/26 §	2,864,951	2,723,852
SeaWorld Parks & Entertainment Inc Term B5 3.750% (USD LIBOR + 3.000%) due 03/31/24 §	3,406,701	3,046,160
SRS Distribution Inc Term B 4.322% (USD LIBOR + 3.250%) due 05/24/25 §	1,397,462	1,327,589

		11,222,507

Consumer, Non-Cyclical - 2.2%

Bausch Health Cos Inc Term B 3.190% (USD LIBOR + 3.000%) due 06/01/25 §	2,360,724	2,295,436
Pathway Vet Alliance LLC due 03/31/27 µ	971,187	947,138
Refinitiv US Holdings Inc due 10/01/25 µ	1,994,937	1,954,290
Sunshine Luxembourg VII SARL Term B (Luxembourg) 5.322% (USD LIBOR + 4.250%) due 10/02/26 §	1,243,750	1,192,668
US Foods Inc Term B 1.928% (USD LIBOR + 1.750%) due 06/27/23 §	3,147,413	2,934,962
Wand NewCo 3 Inc Term B1 due 02/05/26 µ	891,013	848,689

		10,173,183

Financial - 1.9%

AssuredPartners Inc Term B 3.678% (USD LIBOR + 3.500%) due 02/13/27 §	1,243,750	1,192,445

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Hub International Ltd Term B 4.020% (USD LIBOR + 2.750%) due 04/25/25 §	$1,964,925	$1,878,959
NFP Corp Term B 3.428% (USD LIBOR + 3.250%) due 02/13/27 §	2,493,750	2,331,656
USI Inc Term B 3.308% (USD LIBOR + 3.000%) due 05/16/24 §	3,408,543	3,244,933

		8,647,993

Industrial - 2.9%

Advanced Disposal Services Inc Term B 3.000% (USD LIBOR + 2.250%) due 11/10/23 §	3,339,316	3,310,097
Filtration Group Corp Term B 3.178% (USD LIBOR + 3.000%) due 03/29/25 § µ	1,391,026	1,340,602
Flex Acquisition Co Inc 4.433% (USD LIBOR + 3.000%) due 12/29/23 §	2,230,069	2,142,724
Reynolds Group Holdings Inc Term B 2.928% (USD LIBOR + 2.750%) due 02/05/23 §	2,013,108	1,926,041
The Hillman Group Inc Term B 5.072% (USD LIBOR + 4.000%) due 05/31/25 §	992,405	937,203
TransDigm Inc
Term E 2.428% (USD LIBOR + 2.250%) due 05/30/25 §	949,551	858,354
Term F 2.428% (USD LIBOR + 2.250%) due 12/09/25 §	2,881,371	2,615,444

		13,130,465

Technology - 1.1%

Tempo Acquisition LLC Term B 2.928% (USD LIBOR + 2.750%) due 05/01/24 §	994,872	949,481
The Ultimate Software Group Inc 4.750% (USD LIBOR + 4.000%) due 05/03/26 §	1,250,000	1,237,835
Vertafore Inc Term B 3.434% (USD LIBOR + 3.250%) due 07/02/25 §	2,950,025	2,789,880

		4,977,196

Utilities - 0.3%

PG&E Corp Term B 5.500% (USD LIBOR + 4.500%) due 06/23/25 §	1,250,000	1,235,938

Total Senior Loan Notes (Cost $54,104,218)		51,563,956

MORTGAGE-BACKED SECURITIES - 1.6%

Fannie Mae - 1.6%

2.000% due 07/01/35	7,000,000	7,240,352

Total Mortgage-Backed Securities (Cost $7,227,285)		7,240,352

ASSET-BACKED SECURITIES - 15.8%

AmeriCredit Automobile Receivables Trust
2.240% due 06/19/23	650,000	653,579
2.400% due 05/18/22	638,294	640,668
2.690% due 06/19/23	700,000	714,751
2.710% due 08/18/22	750,000	758,334

	Principal Amount	Value
3.130% due 02/18/25	$950,000	$987,049
3.360% due 02/18/25	1,000,000	1,040,044
Apidos CLO XXX (Cayman) 2.735% (USD LIBOR + 1.600%) due 10/18/31 § ~	2,000,000	1,924,602
Benefit Street Partners CLO X Ltd (Cayman)
2.359% (USD LIBOR + 1.140%) due 01/15/29 § ~	550,000	537,076
2.969% (USD LIBOR + 1.750%) due 01/15/29 § ~	250,000	242,258
Buttermilk Park CLO Ltd (Cayman) 2.319% (USD LIBOR + 1.100%) due 10/15/31 § ~	850,000	825,929
Capital Auto Receivables Asset Trust 3.090% due 08/22/22 ~	900,000	920,336
Citibank Credit Card Issuance Trust 0.955% (USD LIBOR + 0.770%) due 05/14/29 §	2,000,000	2,006,754
Dryden 33 Senior Loan Fund CLO (Cayman) 2.969% (USD LIBOR + 1.750%) due 04/15/29 § ~	1,000,000	973,778
Dryden 43 Senior Loan Fund CLO (Cayman) 2.885% (USD LIBOR + 1.750%) due 07/20/29 § ~	1,600,000	1,566,695
Dryden 55 CLO Ltd (Cayman) 3.119% (USD LIBOR + 1.900%) due 04/15/31 § ~	1,000,000	931,037
Dryden 58 CLO Ltd (Cayman)
2.635% (USD LIBOR + 1.500%) due 07/17/31 § ~	1,000,000	959,859
2.935% (USD LIBOR + 1.800%) due 07/17/31 § ~	1,000,000	935,319
Dryden 61 CLO Ltd (Cayman)
2.785% (USD LIBOR + 1.650%) due 01/17/32 § ~	1,250,000	1,212,556
3.185% (USD LIBOR + 2.050%) due 01/17/32 § ~	1,250,000	1,197,254
Dryden 64 CLO Ltd (Cayman) 2.535% (USD LIBOR + 1.400%) due 04/18/31 § ~	800,000	762,178
Dryden 75 CLO Ltd (Cayman) 2.919% (USD LIBOR + 1.700%) due 07/15/30 § ~	1,200,000	1,176,167
Ford Credit Auto Owner Trust
1.730% due 03/15/22	400,000	401,414
2.040% due 12/15/26	500,000	501,447
2.350% due 04/15/23	1,500,000	1,519,599
3.020% due 10/15/24	2,940,000	3,098,049
3.190% due 07/15/31 ~	3,000,000	3,217,535
Madison Park Funding XXIX CLO Ltd (Cayman) 2.885% (USD LIBOR + 1.750%) due 10/18/30 § ~	1,750,000	1,712,553
Madison Park Funding XXVIII CLO Ltd (Cayman)
2.819% (USD LIBOR + 1.600%) due 07/15/30 § ~	1,400,000	1,353,216
3.069% (USD LIBOR + 1.850%) due 07/15/30 § ~	600,000	567,000
Navient Private Education Refi Loan Trust
2.460% due 11/15/68 ~	500,000	512,041
2.640% due 05/15/68 ~	1,000,000	1,023,304
Navient Student Loan Trust
0.585% (USD LIBOR + 0.400%) due 12/15/59 § ~	622,563	620,406
0.905% (USD LIBOR + 0.720%) due 03/25/67 § ~	1,000,000	950,104

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
3.390% due 12/15/59 ~	$3,000,000	$3,108,469
OCP CLO Ltd (Cayman) 1.811% (USD LIBOR + 0.820%) due 10/26/27 § ~	757,701	750,251
Octagon Investment Partners 25 Ltd CLO (Cayman) 2.335% (USD LIBOR + 1.200%) due 10/20/26 § ~	1,000,000	965,835
OneMain Financial Issuance Trust 2.370% due 09/14/32 ~	1,106,312	1,109,914
Palmer Square CLO Ltd (Cayman) 2.276% (USD LIBOR + 1.100%) due 07/16/31 § ~	1,000,000	973,456
Palmer Square Loan Funding Ltd (Cayman)
1.727% (USD LIBOR + 1.350%) due 02/20/28 § ~	1,350,000	1,302,141
2.277% (USD LIBOR + 1.900%) due 02/20/28 § ~	600,000	560,999
Regatta X Funding Ltd CLO (Cayman) 2.255% (USD LIBOR + 1.120%) due 01/17/31 § ~	2,000,000	1,948,489
Santander Drive Auto Receivables Trust
2.960% due 03/15/24	753,708	759,509
3.350% due 07/17/23	3,245,000	3,288,010
3.510% due 08/15/23	2,500,000	2,533,674
SLC Student Loan Trust
0.413% (USD LIBOR + 0.100%) due 09/15/26 §	573,715	573,228
0.423% (USD LIBOR + 0.110%) due 03/15/27 §	1,255,267	1,251,841
SLM Student Loan Trust 1.541% (USD LIBOR + 0.550%) due 10/25/64 § ~	815,089	775,858
SMB Private Education Loan Trust
2.340% due 09/15/34 ~	612,868	623,119
2.700% due 05/15/31 ~	785,367	804,115
2.820% due 10/15/35 ~	1,590,883	1,639,451
2.880% due 09/15/34 ~	1,721,815	1,782,822
3.440% due 07/15/36 ~	1,850,000	1,936,240
3.500% due 02/15/36 ~	1,185,723	1,241,809
3.600% due 01/15/37 ~	1,313,152	1,366,468
3.630% due 11/15/35 ~	1,077,722	1,130,546
SoFi Professional Loan Program Trust 2.540% due 05/15/46 ~	1,100,000	1,141,201
Tiaa CLO III Ltd (Cayman) 2.326% (USD LIBOR + 1.150%) due 01/16/31 § ~	1,834,000	1,782,972
Voya CLO Ltd (Cayman) 2.365% (USD LIBOR + 1.230%) due 07/20/30 § ~	2,000,000	1,975,962

Total Asset-Backed Securities (Cost $71,548,512)		71,769,270

U.S. TREASURY OBLIGATIONS - 9.2%

U.S. Treasury Bonds - 5.1%

1.125% due 05/15/40	2,500,000	2,477,100
2.000% due 02/15/50	1,000,000	1,144,961
2.250% due 08/15/46	1,950,000	2,312,540
2.500% due 02/15/46	7,500,000	9,287,549
2.750% due 11/15/47	5,000,000	6,540,527
2.875% due 11/15/46	1,000,000	1,329,551

		23,092,228

	Principal Amount	Value
U.S. Treasury Notes - 4.1%

0.250% due 06/30/25	$5,000,000	$4,990,723
0.500% due 06/30/27	5,000,000	5,003,711
0.625% due 05/15/30	1,000,000	997,109
1.500% due 02/15/30	7,200,000	7,783,875

		18,775,418

Total U.S. Treasury Obligations (Cost $36,646,798)		41,867,646

SHORT-TERM INVESTMENT - 4.7%

Repurchase Agreement - 4.7%

Fixed Income Clearing Corp 0.000% due 07/01/20 (Dated 06/30/20, repurchase price of $21,469,919; collateralized by U.S. Treasury Notes: 1.250% due 08/31/24 and value $21,899,415)	21,469,919	21,469,919

Total Short-Term Investment (Cost $21,469,919)		21,469,919

TOTAL INVESTMENTS - 98.5% (Cost $432,790,935)		447,698,080

OTHER ASSETS & LIABILITIES, NET - 1.5%		6,846,139

NET ASSETS - 100.0%		$454,544,219

Notes to Schedule of Investments

(a)	As of June 30, 2020, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	55.8%
Asset-Backed Securities	15.8%
Senior Loan Notes	11.4%
U.S. Treasury Obligations	9.2%
Short-Term Investment	4.7%
Others (each less than 3.0%)	1.6%

98.5%
Other Assets & Liabilities, Net	1.5%

100.0%

(b)	Pursuant to the terms of the following senior loan agreement, the Fund had an unfunded loan commitment, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Pathway Vet Alliance LLC µ	$28,093	$28,057	($36)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$253,786,937	$-	$253,786,937	$-
	Senior Loan Notes	51,563,956	-	51,563,956	-
	Mortgage-Backed Securities	7,240,352	-	7,240,352	-
	Asset-Backed Securities	71,769,270	-	71,769,270	-
	U.S. Treasury Obligations	41,867,646	-	41,867,646	-
	Short-Term Investment	21,469,919	-	21,469,919	-
	Unfunded Loan Commitment	28,057	-	28,057

	Total	$447,726,137	$-	$447,726,137	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 43.9%

Basic Materials - 1.6%

Anglo American Capital PLC (South Africa)
3.625% due 09/11/24 ~	$500,000	$525,254
3.750% due 04/10/22 ~	2,830,000	2,912,543
4.000% due 09/11/27 ~	1,080,000	1,155,168
4.750% due 04/10/27 ~	2,990,000	3,332,219
ArcelorMittal SA (Luxembourg)
3.600% due 07/16/24	2,130,000	2,112,154
4.550% due 03/11/26	1,350,000	1,364,411
6.125% due 06/01/25	2,100,000	2,280,454
7.250% due 10/15/39	740,000	885,283
Barrick Gold Corp (Canada) 5.250% due 04/01/42	340,000	446,113
Barrick North America Finance LLC (Canada)
5.700% due 05/30/41	1,983,000	2,671,993
5.750% due 05/01/43	1,500,000	2,104,619
BHP Billiton Finance USA Ltd (Australia)
2.875% due 02/24/22	214,000	221,976
5.000% due 09/30/43	1,220,000	1,687,981
6.750% due 10/19/75 ~	4,750,000	5,482,664
Equate Petrochemical BV (Kuwait) 4.250% due 11/03/26 ~	2,060,000	2,181,213
First Quantum Minerals Ltd (Zambia) 7.250% due 05/15/22 ~	2,000,000	1,962,450
Freeport-McMoRan Inc
3.550% due 03/01/22	99,000	99,220
3.875% due 03/15/23	40,000	40,132
4.550% due 11/14/24	120,000	122,263
5.400% due 11/14/34	170,000	168,528
5.450% due 03/15/43	4,440,000	4,366,229
Glencore Funding LLC (Australia)
4.000% due 03/27/27 ~	4,690,000	5,033,034
4.125% due 05/30/23 ~	130,000	139,089
4.125% due 03/12/24 ~	6,720,000	7,210,668
4.625% due 04/29/24 ~	2,000,000	2,209,216
LyondellBasell Industries NV 6.000% due 11/15/21	490,000	517,511
OCP SA (Morocco) 4.500% due 10/22/25 ~	1,600,000	1,671,798
Southern Copper Corp (Peru)
5.250% due 11/08/42	6,410,000	7,614,991
6.750% due 04/16/40	600,000	814,941
Syngenta Finance NV (Switzerland) 3.933% due 04/23/21 ~	2,590,000	2,615,626
Teck Resources Ltd (Canada) 6.000% due 08/15/40	90,000	95,447
Vale Overseas Ltd (Brazil) 6.875% due 11/21/36	1,193,000	1,563,778
Yamana Gold Inc (Canada) 4.625% due 12/15/27	1,810,000	1,909,192

		67,518,158

Communications - 3.8%

Altice France SA (France) 7.375% due 05/01/26 ~	4,670,000	4,880,103
Amazon.com Inc
0.800% due 06/03/25	2,100,000	2,114,509
1.200% due 06/03/27	2,570,000	2,590,533
1.500% due 06/03/30	2,430,000	2,469,894
2.500% due 06/03/50	2,080,000	2,114,637
3.150% due 08/22/27	2,710,000	3,102,932
3.875% due 08/22/37	1,310,000	1,623,628
4.050% due 08/22/47	2,720,000	3,552,831
4.250% due 08/22/57	390,000	523,896
4.950% due 12/05/44	190,000	270,762

	Principal Amount	Value
AT&T Inc
2.300% due 06/01/27	$2,850,000	$2,947,088
3.000% due 02/15/22	260,000	270,793
3.400% due 05/15/25	9,480,000	10,430,530
4.350% due 06/15/45	2,875,000	3,239,188
6.250% due 03/29/41	450,000	616,127
CCO Holdings LLC
4.500% due 08/15/30 ~	170,000	174,106
4.500% due 05/01/32 ~	1,430,000	1,449,662
5.000% due 02/01/28 ~	940,000	971,490
5.125% due 05/01/27 ~	1,270,000	1,315,783
Charter Communications Operating LLC
4.200% due 03/15/28	2,890,000	3,241,815
4.800% due 03/01/50	540,000	614,566
4.908% due 07/23/25	4,310,000	4,945,632
5.375% due 04/01/38	2,870,000	3,498,857
5.750% due 04/01/48	2,070,000	2,579,804
6.384% due 10/23/35	270,000	356,907
6.484% due 10/23/45	650,000	866,635
6.834% due 10/23/55	370,000	499,539
Comcast Corp
3.100% due 04/01/25	110,000	121,016
3.150% due 03/01/26	1,270,000	1,422,129
3.250% due 11/01/39	190,000	211,094
3.300% due 04/01/27	1,510,000	1,700,930
3.400% due 04/01/30	1,000,000	1,141,081
3.400% due 07/15/46	170,000	188,703
3.450% due 02/01/50	1,330,000	1,510,335
3.750% due 04/01/40	220,000	259,697
3.950% due 10/15/25	6,050,000	6,937,869
4.000% due 03/01/48	270,000	332,091
4.150% due 10/15/28	3,990,000	4,803,496
4.250% due 10/15/30	2,390,000	2,928,622
4.700% due 10/15/48	320,000	430,198
5.650% due 06/15/35	290,000	410,943
6.500% due 11/15/35	1,530,000	2,328,993
CSC Holdings LLC
4.125% due 12/01/30 ~	5,860,000	5,816,402
5.375% due 07/15/23 ~	5,240,000	5,319,648
DISH DBS Corp
5.875% due 11/15/24	2,011,000	2,002,524
7.750% due 07/01/26	760,000	807,105
FOX Corp
5.476% due 01/25/39	1,450,000	1,940,530
5.576% due 01/25/49	700,000	987,244
Netflix Inc 5.375% due 02/01/21	380,000	389,618
Prosus NV (China) 4.850% due 07/06/27 ~	2,510,000	2,820,010
Sprint Capital Corp 8.750% due 03/15/32	1,420,000	2,031,296
Sprint Corp
7.625% due 02/15/25	910,000	1,051,878
7.875% due 09/15/23	40,000	45,100
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	250,000	253,436
T-Mobile USA Inc
3.500% due 04/15/25 ~	6,930,000	7,566,832
3.750% due 04/15/27 ~	330,000	366,547
3.875% due 04/15/30 ~	3,880,000	4,331,807
6.000% due 03/01/23	60,000	60,352
6.000% due 04/15/24	40,000	40,993
Telecom Italia SPA (Italy) 5.303% due 05/30/24 ~	680,000	710,182
Telefonica Emisiones SA (Spain) 5.520% due 03/01/49	1,500,000	1,975,115
Time Warner Cable LLC
5.500% due 09/01/41	250,000	301,671
6.750% due 06/15/39	1,310,000	1,744,362
7.300% due 07/01/38	1,620,000	2,248,144

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Time Warner Entertainment Co LP 8.375% due 07/15/33	$990,000	$1,492,696
Verizon Communications Inc
2.625% due 08/15/26	2,770,000	3,016,465
3.150% due 03/22/30	1,410,000	1,597,067
3.376% due 02/15/25	4,008,000	4,450,856
3.500% due 11/01/24	410,000	454,070
3.850% due 11/01/42	960,000	1,173,575
4.000% due 03/22/50	610,000	771,510
4.125% due 03/16/27	286,000	337,337
4.125% due 08/15/46	980,000	1,225,883
4.329% due 09/21/28	715,000	861,344
4.400% due 11/01/34	1,750,000	2,176,887
4.500% due 08/10/33	6,570,000	8,189,935
4.522% due 09/15/48	1,450,000	1,919,497
4.862% due 08/21/46	630,000	857,835
5.500% due 03/16/47	250,000	371,046
Virgin Media Secured Finance PLC (United Kingdom) 5.500% due 08/15/26 ~	200,000	205,169
Vodafone Group PLC (United Kingdom) 4.375% due 05/30/28	3,530,000	4,200,291

		162,101,703

Consumer, Cyclical - 2.8%

BMW US Capital LLC (Germany) 1.850% due 09/15/21 ~	440,000	444,159
Costco Wholesale Corp
1.375% due 06/20/27	2,890,000	2,957,420
1.600% due 04/20/30	1,650,000	1,670,682
Delta Air Lines Inc
2.600% due 12/04/20	670,000	662,618
2.900% due 10/28/24	1,940,000	1,574,906
3.400% due 04/19/21	2,910,000	2,830,486
3.625% due 03/15/22	1,200,000	1,137,098
3.800% due 04/19/23	480,000	427,535
7.000% due 05/01/25 ~	8,450,000	8,731,544
7.375% due 01/15/26	2,970,000	2,876,371
Dollar General Corp 3.250% due 04/15/23	170,000	181,582
Ford Motor Co
4.750% due 01/15/43	300,000	237,674
8.500% due 04/21/23	480,000	508,500
9.000% due 04/22/25	470,000	509,069
Ford Motor Credit Co LLC
3.336% due 03/18/21	200,000	198,567
3.339% due 03/28/22	200,000	194,440
3.664% due 09/08/24	270,000	255,544
5.125% due 06/16/25	200,000	200,956
5.750% due 02/01/21	1,070,000	1,079,020
5.875% due 08/02/21	1,860,000	1,881,799
General Motors Co
5.150% due 04/01/38	440,000	422,095
5.400% due 10/02/23	700,000	758,862
5.950% due 04/01/49	1,450,000	1,522,777
6.125% due 10/01/25	1,230,000	1,383,826
6.250% due 10/02/43	570,000	606,301
General Motors Financial Co Inc
2.450% due 11/06/20	800,000	801,297
3.450% due 04/10/22	720,000	734,348
4.250% due 05/15/23	1,250,000	1,306,314
4.350% due 01/17/27	520,000	538,699
4.375% due 09/25/21	180,000	184,914
Hanesbrands Inc
4.625% due 05/15/24 ~	2,170,000	2,164,803
4.875% due 05/15/26 ~	690,000	696,772
5.375% due 05/15/25 ~	1,110,000	1,124,569
Hilton Domestic Operating Co Inc
5.125% due 05/01/26	430,000	429,652
5.375% due 05/01/25 ~	800,000	800,500

	Principal Amount	Value
5.750% due 05/01/28 ~	$530,000	$537,619
Hilton Worldwide Finance LLC
4.625% due 04/01/25	70,000	68,695
4.875% due 04/01/27	2,050,000	2,006,058
Las Vegas Sands Corp
2.900% due 06/25/25	340,000	330,357
3.200% due 08/08/24	4,510,000	4,493,223
Lennar Corp
4.500% due 04/30/24	1,160,000	1,209,178
4.750% due 05/30/25	200,000	214,021
4.750% due 11/29/27	2,150,000	2,337,480
5.000% due 06/15/27	80,000	86,685
Levi Strauss & Co 5.000% due 05/01/25 ~	1,030,000	1,037,627
Lowe’s Cos Inc
4.500% due 04/15/30	710,000	872,562
5.000% due 04/15/40	600,000	782,067
5.125% due 04/15/50	2,320,000	3,216,335
McDonald’s Corp
1.450% due 09/01/25	260,000	266,879
3.300% due 07/01/25	1,100,000	1,223,428
3.500% due 03/01/27	1,530,000	1,733,336
3.500% due 07/01/27	410,000	466,184
3.600% due 07/01/30	1,050,000	1,210,194
3.625% due 09/01/49	190,000	211,534
3.700% due 01/30/26	3,250,000	3,693,591
3.800% due 04/01/28	740,000	865,576
4.200% due 04/01/50	1,860,000	2,263,113
Mileage Plus Holdings LLC due 06/20/27 # ~	1,890,000	1,899,450
New Red Finance Inc (Canada) 4.250% due 05/15/24 ~	3,260,000	3,269,030
Newell Brands Inc
4.350% due 04/01/23	989,000	1,023,417
4.700% due 04/01/26	10,000	10,504
NIKE Inc
2.400% due 03/27/25	930,000	1,000,832
2.750% due 03/27/27	1,510,000	1,658,897
2.850% due 03/27/30	1,520,000	1,695,070
3.250% due 03/27/40	1,010,000	1,140,393
3.375% due 03/27/50	5,190,000	5,967,783
Sands China Ltd (Macau)
3.800% due 01/08/26 ~	1,570,000	1,621,041
4.600% due 08/08/23	4,200,000	4,432,260
5.125% due 08/08/25	1,840,000	1,999,997
5.400% due 08/08/28	620,000	686,551
Target Corp 2.250% due 04/15/25	1,690,000	1,809,857
The Home Depot Inc
2.500% due 04/15/27	1,050,000	1,152,063
2.700% due 04/15/30	1,130,000	1,243,175
3.300% due 04/15/40	1,230,000	1,399,763
3.350% due 04/15/50	3,510,000	4,022,297
3.900% due 12/06/28	190,000	227,974
3.900% due 06/15/47	210,000	257,256
The TJX Cos Inc
3.500% due 04/15/25	1,100,000	1,225,203
3.750% due 04/15/27	340,000	388,433
Toll Brothers Finance Corp 4.375% due 04/15/23	770,000	801,682
VOC Escrow Ltd 5.000% due 02/15/28 ~	1,320,000	983,156
Walmart Inc
3.400% due 06/26/23	610,000	662,876
3.550% due 06/26/25	530,000	601,199
3.700% due 06/26/28	4,540,000	5,382,670

		117,724,270

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Consumer, Non-Cyclical - 8.3%

Abbott Laboratories
3.750% due 11/30/26	$1,845,000	$2,148,408
4.750% due 11/30/36	1,700,000	2,289,418
4.900% due 11/30/46	1,560,000	2,243,181
AbbVie Inc
2.300% due 11/21/22 ~	7,590,000	7,849,344
2.600% due 11/21/24 ~	7,360,000	7,842,318
2.950% due 11/21/26 ~	1,590,000	1,741,295
3.200% due 11/21/29 ~	4,960,000	5,538,100
3.450% due 03/15/22 ~	1,420,000	1,475,810
3.600% due 05/14/25	1,600,000	1,777,721
3.750% due 11/14/23	370,000	402,412
3.800% due 03/15/25 ~	5,830,000	6,507,387
4.250% due 11/21/49 ~	200,000	240,807
Aetna Inc 2.800% due 06/15/23	540,000	569,364
Altria Group Inc
2.350% due 05/06/25	3,960,000	4,171,496
3.490% due 02/14/22	850,000	886,716
3.800% due 02/14/24	940,000	1,028,462
3.875% due 09/16/46	820,000	818,809
4.400% due 02/14/26	5,780,000	6,652,960
4.750% due 05/05/21	2,980,000	3,089,669
4.800% due 02/14/29	2,880,000	3,359,568
5.800% due 02/14/39	2,100,000	2,621,401
5.950% due 02/14/49	3,810,000	5,003,038
6.200% due 02/14/59	680,000	909,752
Amgen Inc
3.625% due 05/22/24	590,000	647,345
4.663% due 06/15/51	289,000	383,956
Anheuser-Busch Cos LLC (Belgium)
3.650% due 02/01/26	1,450,000	1,629,329
4.900% due 02/01/46	4,780,000	5,864,695
Anheuser-Busch InBev Finance Inc (Belgium) 3.300% due 02/01/23	5,025,000	5,316,428
Anheuser-Busch InBev Worldwide Inc (Belgium)
2.500% due 07/15/22	743,000	772,034
3.500% due 06/01/30	890,000	1,002,583
4.000% due 04/13/28	1,160,000	1,339,393
4.150% due 01/23/25	2,710,000	3,076,993
4.350% due 06/01/40	1,540,000	1,759,652
4.500% due 06/01/50	2,870,000	3,437,098
4.750% due 01/23/29	850,000	1,027,565
5.550% due 01/23/49	1,370,000	1,836,725
Anthem Inc
2.950% due 12/01/22	490,000	516,973
3.125% due 05/15/22	3,300,000	3,457,914
3.350% due 12/01/24	560,000	616,124
3.650% due 12/01/27	1,830,000	2,086,353
3.700% due 08/15/21	220,000	226,003
BAT Capital Corp (United Kingdom)
3.557% due 08/15/27	9,180,000	9,938,906
4.540% due 08/15/47	5,450,000	5,941,804
Bausch Health Americas Inc 9.250% due 06/01/25 ~	670,000	727,754
Bausch Health Cos Inc
5.500% due 11/01/25 ~	60,000	61,384
6.250% due 02/15/29 ~	1,530,000	1,540,519
9.000% due 12/15/25 ~	880,000	949,001
Becton Dickinson & Co
3.363% due 06/06/24	4,810,000	5,189,063
3.734% due 12/15/24	993,000	1,093,954
4.685% due 12/15/44	813,000	1,003,088
Bristol-Myers Squibb Co
2.250% due 08/15/21 ~	1,680,000	1,713,520
2.600% due 05/16/22 ~	2,260,000	2,350,392

	Principal Amount	Value
2.900% due 07/26/24 ~	$1,950,000	$2,111,882
3.200% due 06/15/26 ~	3,290,000	3,695,182
3.400% due 07/26/29 ~	1,530,000	1,784,598
3.550% due 08/15/22 ~	910,000	967,976
3.625% due 05/15/24 ~	500,000	550,921
3.875% due 08/15/25 ~	1,830,000	2,083,183
5.000% due 08/15/45 ~	2,660,000	3,755,267
5.250% due 08/15/43 ~	320,000	474,355
Cargill Inc 1.375% due 07/23/23 ~	1,660,000	1,689,343
Centene Corp
3.375% due 02/15/30	370,000	374,172
4.625% due 12/15/29	380,000	403,283
4.750% due 05/15/22	670,000	680,730
4.750% due 01/15/25	150,000	153,744
5.375% due 06/01/26 ~	410,000	426,697
Cigna Corp
3.400% due 09/17/21	1,310,000	1,354,615
3.750% due 07/15/23	3,734,000	4,056,169
4.125% due 11/15/25	1,010,000	1,161,573
4.375% due 10/15/28	8,010,000	9,485,842
4.900% due 12/15/48	1,000,000	1,324,017
CommonSpirit Health 4.350% due 11/01/42	420,000	435,926
Constellation Brands Inc 4.250% due 05/01/23	590,000	648,107
Cott Holdings Inc (Canada) 5.500% due 04/01/25 ~	1,530,000	1,541,773
CVS Health Corp
2.750% due 12/01/22	2,160,000	2,255,213
3.350% due 03/09/21	643,000	655,802
3.625% due 04/01/27	550,000	618,732
3.700% due 03/09/23	1,930,000	2,074,551
3.750% due 04/01/30	1,410,000	1,624,637
3.875% due 07/20/25	1,278,000	1,436,145
4.100% due 03/25/25	3,680,000	4,162,575
4.125% due 04/01/40	580,000	686,426
4.250% due 04/01/50	180,000	217,479
4.300% due 03/25/28	15,970,000	18,682,551
5.050% due 03/25/48	3,580,000	4,664,370
5.125% due 07/20/45	1,440,000	1,857,597
CVS Pass-Through Trust
5.298% due 01/11/27 ~	434,056	466,866
6.036% due 12/10/28	2,251,913	2,546,381
Danone SA (France)
2.077% due 11/02/21 ~	2,540,000	2,585,879
2.589% due 11/02/23 ~	4,030,000	4,244,942
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	2,530,000	2,645,422
DP World PLC (United Arab Emirates) 5.625% due 09/25/48 ~	3,360,000	3,680,856
Fresenius Medical Care US Finance II Inc (Germany)
4.125% due 10/15/20 ~	1,080,000	1,081,318
5.875% due 01/31/22 ~	1,160,000	1,231,796
Gilead Sciences Inc
2.550% due 09/01/20	530,000	531,927
3.650% due 03/01/26	1,660,000	1,901,193
4.750% due 03/01/46	2,400,000	3,247,253
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	140,000	146,115
HCA Inc
3.500% due 09/01/30	730,000	703,836
4.500% due 02/15/27	110,000	122,727
4.750% due 05/01/23	720,000	781,564
5.000% due 03/15/24	1,333,000	1,483,149
5.250% due 06/15/26	180,000	207,431
5.375% due 02/01/25	1,287,000	1,382,309
5.375% due 09/01/26	980,000	1,069,376

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
5.500% due 06/15/47	$640,000	$780,871
5.625% due 09/01/28	200,000	223,544
5.875% due 02/01/29	630,000	713,976
Humana Inc
3.150% due 12/01/22	970,000	1,017,323
3.950% due 03/15/27	2,781,000	3,159,319
4.500% due 04/01/25	300,000	343,264
4.625% due 12/01/42	1,090,000	1,339,512
4.800% due 03/15/47	130,000	169,945
4.950% due 10/01/44	610,000	802,725
Johnson & Johnson 3.625% due 03/03/37	3,810,000	4,542,283
Kraft Heinz Foods Co
6.875% due 01/26/39	140,000	173,296
3.000% due 06/01/26	1,910,000	1,932,257
3.950% due 07/15/25	658,000	703,526
4.250% due 03/01/31 ~	420,000	446,156
4.375% due 06/01/46	560,000	551,174
4.625% due 10/01/39 ~	30,000	30,210
4.875% due 10/01/49 ~	980,000	999,128
5.000% due 06/04/42	210,000	221,497
5.200% due 07/15/45	770,000	835,947
5.500% due 06/01/50 ~	1,050,000	1,123,054
6.750% due 03/15/32	50,000	62,446
7.125% due 08/01/39 ~	30,000	37,834
Lamb Weston Holdings Inc
4.875% due 11/01/26 ~	1,410,000	1,462,614
4.875% due 05/15/28 ~	110,000	116,752
Mars Inc
2.700% due 04/01/25 ~	1,590,000	1,704,113
3.200% due 04/01/30 ~	850,000	968,380
Medtronic Inc 3.500% due 03/15/25	1,405,000	1,585,109
Merck & Co Inc
0.750% due 02/24/26	1,980,000	1,979,997
1.450% due 06/24/30	1,150,000	1,153,874
Molson Coors Beverage Co 3.500% due 05/01/22	500,000	521,867
Mondelez International Holdings Netherlands BV 2.125% due 09/19/22 ~	1,050,000	1,082,506
Mondelez International Inc
1.500% due 05/04/25	2,580,000	2,632,399
2.125% due 04/13/23	550,000	570,027
PayPal Holdings Inc
1.350% due 06/01/23	1,470,000	1,501,649
1.650% due 06/01/25	1,530,000	1,585,535
PepsiCo Inc
0.750% due 05/01/23	1,930,000	1,949,922
1.625% due 05/01/30	1,590,000	1,623,267
2.250% due 03/19/25	190,000	203,372
2.625% due 03/19/27	190,000	207,855
2.875% due 10/15/49	570,000	618,094
3.625% due 03/19/50	270,000	329,286
3.875% due 03/19/60	460,000	587,631
Pernod Ricard SA (France) 4.450% due 01/15/22 ~	3,840,000	4,055,781
Pfizer Inc
0.800% due 05/28/25	2,510,000	2,510,246
1.700% due 05/28/30	1,580,000	1,609,721
2.625% due 04/01/30	1,600,000	1,762,409
Philip Morris International Inc
1.125% due 05/01/23	980,000	997,204
2.100% due 05/01/30	1,090,000	1,124,303
2.500% due 08/22/22	2,560,000	2,664,415
2.500% due 11/02/22	2,670,000	2,783,653
2.900% due 11/15/21	1,460,000	1,511,939
Prime Security Services Borrower LLC 5.750% due 04/15/26 ~	1,260,000	1,308,623

	Principal Amount	Value
Reynolds American Inc (United Kingdom) 5.850% due 08/15/45	$1,090,000	$1,366,906
Service Corp International 7.500% due 04/01/27	510,000	580,666
Spectrum Brands Inc
5.000% due 10/01/29 ~	100,000	99,106
5.750% due 07/15/25	700,000	720,570
Teva Pharmaceutical Finance Co BV (Israel)
2.950% due 12/18/22	1,020,000	986,569
3.650% due 11/10/21	70,000	69,721
Teva Pharmaceutical Finance IV BV (Israel) 3.650% due 11/10/21	1,020,000	1,021,249
Teva Pharmaceutical Finance Netherlands III BV (Israel)
2.200% due 07/21/21	3,990,000	3,917,841
2.800% due 07/21/23	2,630,000	2,492,648
3.150% due 10/01/26	1,760,000	1,578,069
6.000% due 04/15/24	250,000	257,456
7.125% due 01/31/25 ~	2,430,000	2,591,522
The Coca-Cola Co
1.450% due 06/01/27	1,820,000	1,870,980
2.500% due 06/01/40	70,000	72,604
2.600% due 06/01/50	780,000	790,527
2.950% due 03/25/25	1,010,000	1,113,693
3.375% due 03/25/27	1,600,000	1,836,233
4.125% due 03/25/40	280,000	357,268
4.200% due 03/25/50	3,530,000	4,646,942
The Hershey Co 0.900% due 06/01/25	490,000	493,162
The Procter & Gamble Co
2.450% due 03/25/25	760,000	825,381
2.800% due 03/25/27	300,000	334,508
3.000% due 03/25/30	870,000	998,182
3.550% due 03/25/40	1,130,000	1,365,800
3.600% due 03/25/50	1,470,000	1,835,353
United Rentals North America Inc
3.875% due 11/15/27	1,390,000	1,388,874
5.500% due 07/15/25	820,000	842,472
5.500% due 05/15/27	800,000	827,148
6.500% due 12/15/26	150,000	157,785
UnitedHealth Group Inc
1.250% due 01/15/26	590,000	601,399
2.000% due 05/15/30	560,000	586,918
2.375% due 10/15/22	240,000	250,276
2.700% due 07/15/20	1,600,000	1,601,399
2.875% due 12/15/21	1,130,000	1,172,104
3.125% due 05/15/60	550,000	588,813
3.500% due 06/15/23	540,000	587,330
3.750% due 07/15/25	1,580,000	1,802,339
3.875% due 10/15/20	430,000	431,150
3.875% due 08/15/59	1,400,000	1,717,987
4.250% due 06/15/48	420,000	537,586
4.450% due 12/15/48	310,000	406,782
5.700% due 10/15/40	10,000	14,664
5.800% due 03/15/36	860,000	1,218,252

		352,707,821

Energy - 6.2%

Apache Corp
3.250% due 04/15/22	387,000	375,621
4.250% due 01/15/44	3,240,000	2,443,489
4.375% due 10/15/28	4,795,000	4,236,310
4.750% due 04/15/43	1,430,000	1,153,121
6.000% due 01/15/37	562,000	505,988
Blue Racer Midstream LLC 6.125% due 11/15/22 ~	630,000	628,252
BP Capital Markets America Inc
2.937% due 04/06/23	160,000	169,503
3.000% due 02/24/50	4,670,000	4,611,639

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
3.119% due 05/04/26	$1,990,000	$2,171,645
3.216% due 11/28/23	960,000	1,032,541
3.410% due 02/11/26	5,590,000	6,191,698
3.633% due 04/06/30	1,110,000	1,256,172
3.790% due 02/06/24	350,000	383,298
BP Capital Markets PLC (United Kingdom)
3.506% due 03/17/25	520,000	576,392
3.535% due 11/04/24	350,000	386,527
3.561% due 11/01/21	220,000	228,748
Cameron LNG LLC
3.302% due 01/15/35 ~	3,580,000	3,957,108
2.902% due 07/15/31 ~	690,000	739,588
Chevron Corp
1.554% due 05/11/25	1,950,000	2,004,465
1.995% due 05/11/27	720,000	754,588
3.078% due 05/11/50	220,000	234,117
Cimarex Energy Co
3.900% due 05/15/27	4,630,000	4,665,993
4.375% due 06/01/24	240,000	253,470
4.375% due 03/15/29	1,710,000	1,758,440
CNOOC Finance LLC (China) 3.500% due 05/05/25	4,460,000	4,870,031
Concho Resources Inc
3.750% due 10/01/27	650,000	693,493
4.300% due 08/15/28	4,380,000	4,814,053
4.375% due 01/15/25	1,630,000	1,682,574
ConocoPhillips 6.500% due 02/01/39	370,000	539,396
Continental Resources Inc
3.800% due 06/01/24	1,500,000	1,419,120
4.375% due 01/15/28	2,800,000	2,469,628
4.500% due 04/15/23	2,220,000	2,124,651
DCP Midstream Operating LP 6.450% due 11/03/36 ~	450,000	406,933
Devon Energy Corp
4.750% due 05/15/42	70,000	60,929
5.000% due 06/15/45	6,440,000	5,775,809
5.600% due 07/15/41	1,240,000	1,211,654
Diamondback Energy Inc
3.250% due 12/01/26	30,000	30,206
3.500% due 12/01/29	1,030,000	997,022
5.375% due 05/31/25	1,130,000	1,163,971
Ecopetrol SA (Colombia) 5.875% due 05/28/45	3,980,000	4,182,363
Energy Transfer Operating LP
2.900% due 05/15/25	1,010,000	1,035,365
3.750% due 05/15/30	5,370,000	5,317,185
4.950% due 06/15/28	680,000	730,583
5.250% due 04/15/29	410,000	447,732
6.250% due 04/15/49	510,000	541,218
6.750% due 05/15/25	1,430,000	1,203,688
Energy Transfer Partners LP
4.500% due 11/01/23	520,000	558,900
5.875% due 03/01/22	1,770,000	1,869,289
Enterprise Products Operating LLC
2.800% due 01/31/30	3,620,000	3,803,494
3.700% due 01/31/51	1,100,000	1,148,868
3.950% due 01/31/60	400,000	417,770
4.150% due 10/16/28	4,710,000	5,388,588
4.200% due 01/31/50	2,900,000	3,222,676
4.800% due 02/01/49	1,000,000	1,187,744
4.850% due 03/15/44	420,000	487,322
7.550% due 04/15/38	360,000	500,226
EOG Resources Inc
3.900% due 04/01/35	1,460,000	1,706,187
4.150% due 01/15/26	1,460,000	1,687,624
4.375% due 04/15/30	460,000	548,668
4.950% due 04/15/50	2,150,000	2,808,930
Exxon Mobil Corp
1.571% due 04/15/23	300,000	307,846

	Principal Amount	Value
2.992% due 03/19/25	$4,550,000	$4,955,070
3.043% due 03/01/26	2,840,000	3,123,405
3.482% due 03/19/30	3,590,000	4,096,357
4.114% due 03/01/46	3,750,000	4,552,088
4.327% due 03/19/50	220,000	276,860
Halliburton Co 3.800% due 11/15/25	199,000	215,694
KazMunayGas National Co JSC (Kazakhstan)
5.375% due 04/24/30 ~	310,000	351,889
6.375% due 10/24/48 ~	1,500,000	1,896,735
Kinder Morgan Energy Partners LP
3.500% due 03/01/21	750,000	759,437
3.500% due 09/01/23	1,410,000	1,499,117
Kinder Morgan Inc
4.300% due 03/01/28	820,000	930,340
5.000% due 02/15/21 ~	1,720,000	1,757,204
5.200% due 03/01/48	60,000	72,958
5.550% due 06/01/45	210,000	255,280
MPLX LP
4.500% due 04/15/38	2,070,000	2,071,807
4.700% due 04/15/48	450,000	462,771
4.800% due 02/15/29	2,770,000	3,083,080
4.875% due 12/01/24	1,670,000	1,855,868
5.500% due 02/15/49	2,810,000	3,193,136
Noble Energy Inc
3.850% due 01/15/28	2,770,000	2,677,475
4.950% due 08/15/47	620,000	553,422
5.250% due 11/15/43	770,000	706,828
6.000% due 03/01/41	370,000	355,892
Occidental Petroleum Corp 1.398% (USD LIBOR + 0.950%) due 02/08/21 §	1,160,000	1,142,895
2.600% due 08/13/21	4,800,000	4,703,880
2.700% due 08/15/22	1,980,000	1,846,934
2.900% due 08/15/24	3,260,000	2,793,787
3.000% due 02/15/27	870,000	678,774
3.125% due 02/15/22	1,350,000	1,299,645
3.400% due 04/15/26	1,890,000	1,554,525
4.100% due 02/15/47	2,420,000	1,642,575
4.200% due 03/15/48	1,200,000	814,140
4.400% due 04/15/46	600,000	419,343
4.625% due 06/15/45	1,280,000	902,400
4.850% due 03/15/21	924,000	921,113
5.550% due 03/15/26	2,110,000	1,930,112
6.450% due 09/15/36	1,610,000	1,386,339
6.600% due 03/15/46	6,070,000	5,310,309
7.875% due 09/15/31	2,702,000	2,570,291
Petrobras Global Finance BV (Brazil)
5.299% due 01/27/25	13,501,000	14,078,303
5.750% due 02/01/29	2,000,000	2,059,770
6.250% due 03/17/24	2,350,000	2,511,563
7.250% due 03/17/44	3,430,000	3,741,272
7.375% due 01/17/27	1,440,000	1,606,615
Petroleos Mexicanos (Mexico)
6.375% due 01/23/45	520,000	387,936
6.625% due 06/15/35	160,000	130,650
6.875% due 08/04/26	4,350,000	4,120,124
QEP Resources Inc 6.875% due 03/01/21	660,000	632,693
Range Resources Corp
4.875% due 05/15/25	920,000	693,197
5.000% due 03/15/23	4,040,000	3,456,685
5.875% due 07/01/22	34,000	31,400
Sabine Pass Liquefaction LLC 5.750% due 05/15/24	1,030,000	1,160,509
Schlumberger Holdings Corp 3.900% due 05/17/28 ~	1,732,000	1,870,105

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Shell International Finance BV (Netherlands)
2.750% due 04/06/30	$1,510,000	$1,640,211
2.875% due 05/10/26	790,000	866,535
3.250% due 04/06/50	5,390,000	5,808,190
4.375% due 05/11/45	2,050,000	2,544,417
4.550% due 08/12/43	1,200,000	1,509,618
Sinopec Group Overseas Development Ltd (China) 4.375% due 04/10/24 ~	2,510,000	2,771,352
Sunoco Logistics Partners Operations LP 5.300% due 04/01/44	160,000	154,632
Targa Resources Partners LP
4.250% due 11/15/23	510,000	489,546
5.375% due 02/01/27	180,000	174,117
5.500% due 03/01/30 ~	540,000	521,942
5.875% due 04/15/26	250,000	248,085
6.500% due 07/15/27	530,000	532,650
6.875% due 01/15/29	270,000	283,669
Tennessee Gas Pipeline Co LLC 2.900% due 03/01/30 ~	8,820,000	9,055,572
The Williams Cos Inc
3.750% due 06/15/27	2,810,000	2,999,095
7.500% due 01/15/31	6,475,000	8,302,607
7.750% due 06/15/31	100,000	129,475
Western Midstream Operating LP
2.161% (USD LIBOR + 0.850%) due 01/13/23 §	550,000	504,950
3.100% due 02/01/25	1,580,000	1,500,652
4.050% due 02/01/30	5,014,000	4,844,652
4.500% due 03/01/28	680,000	642,600
4.650% due 07/01/26	990,000	953,172
5.250% due 02/01/50	1,190,000	1,037,031
WPX Energy Inc
6.000% due 01/15/22	60,000	60,511
8.250% due 08/01/23	3,290,000	3,663,892

		265,420,219

Financial - 15.0%

ABN AMRO Bank NV (Netherlands) 4.750% due 07/28/25 ~	2,220,000	2,454,872
AerCap Ireland Capital DAC (Ireland)
4.500% due 05/15/21	1,010,000	1,016,409
5.000% due 10/01/21	875,000	885,264
Air Lease Corp 3.375% due 07/01/25	1,160,000	1,161,025
Ambac Assurance Corp 5.100% due 06/07/21 ~	111,048	149,082
Ambac LSNI LLC (Cayman) 6.000% (USD LIBOR + 5.000%) due 02/12/23 § ~	411,228	407,369
American International Group Inc
2.500% due 06/30/25	4,990,000	5,285,980
3.750% due 07/10/25	2,610,000	2,891,514
Banco Santander SA (Spain)
2.431% (USD LIBOR + 1.120%) due 04/12/23 §	1,000,000	985,465
2.746% due 05/28/25	5,200,000	5,392,441
3.848% due 04/12/23	3,200,000	3,406,674
4.379% due 04/12/28	3,000,000	3,353,446
Bank of America Corp
2.592% due 04/29/31	1,930,000	2,045,901
3.004% due 12/20/23	8,404,000	8,843,207
3.300% due 01/11/23	3,190,000	3,398,210
3.419% due 12/20/28	7,274,000	8,106,000
3.500% due 04/19/26	5,410,000	6,094,585
3.550% due 03/05/24	3,370,000	3,602,377
3.593% due 07/21/28	1,290,000	1,450,054
3.974% due 02/07/30	3,230,000	3,760,915
4.000% due 04/01/24	2,280,000	2,532,148

	Principal Amount	Value
4.083% due 03/20/51	$6,680,000	$8,374,141
4.125% due 01/22/24	11,745,000	13,017,733
4.200% due 08/26/24	4,930,000	5,473,714
4.250% due 10/22/26	310,000	355,659
4.330% due 03/15/50	3,330,000	4,296,081
4.450% due 03/03/26	660,000	758,393
5.000% due 01/21/44	370,000	510,715
6.100% due 03/17/25	130,000	137,240
Bank of Montreal (Canada)
1.850% due 05/01/25	3,210,000	3,325,610
3.803% due 12/15/32	550,000	592,419
Banque Federative du Credit Mutuel SA (France) 2.200% due 07/20/20 ~	1,130,000	1,131,014
Barclays Bank PLC (United Kingdom) 1.700% due 05/12/22	1,290,000	1,313,062
Barclays PLC (United Kingdom)
4.972% due 05/16/29	6,976,000	8,177,241
5.088% due 06/20/30	3,010,000	3,433,625
Berkshire Hathaway Finance Corp 4.250% due 01/15/49	3,420,000	4,389,280
BNP Paribas SA (France)
2.219% due 06/09/26 ~	2,260,000	2,311,604
3.375% due 01/09/25 ~	910,000	984,807
4.375% due 03/01/33 ~	970,000	1,081,835
4.400% due 08/14/28 ~	6,280,000	7,247,552
4.625% due 03/13/27 ~	1,110,000	1,245,250
4.705% due 01/10/25 ~	6,470,000	7,168,084
5.198% due 01/10/30 ~	3,470,000	4,251,399
BPCE SA (France) 5.150% due 07/21/24 ~	1,370,000	1,530,592
Canadian Imperial Bank of Commerce (Canada) 0.950% due 06/23/23	1,790,000	1,798,200
Chubb INA Holdings Inc
2.300% due 11/03/20	950,000	954,612
3.350% due 05/03/26	440,000	502,095
CIT Group Inc
4.750% due 02/16/24	910,000	924,410
5.250% due 03/07/25	930,000	965,940
Citigroup Inc
1.678% due 05/15/24	1,910,000	1,948,548
3.106% due 04/08/26	1,310,000	1,407,024
3.500% due 05/15/23	2,380,000	2,542,054
3.980% due 03/20/30	6,000,000	6,882,799
4.075% due 04/23/29	5,400,000	6,163,696
4.400% due 06/10/25	4,900,000	5,491,003
4.412% due 03/31/31	2,270,000	2,687,964
4.450% due 09/29/27	5,200,000	5,929,618
4.650% due 07/30/45	3,761,000	4,854,961
4.650% due 07/23/48	2,500,000	3,291,660
4.750% due 05/18/46	440,000	563,263
5.300% due 05/06/44	240,000	319,188
5.500% due 09/13/25	4,580,000	5,432,828
5.950% due 01/30/23	1,820,000	1,808,561
5.950% due 05/15/25	5,750,000	5,720,296
6.300% due 05/15/24	2,520,000	2,526,136
6.625% due 06/15/32	480,000	659,189
6.675% due 09/13/43	580,000	897,415
8.125% due 07/15/39	200,000	346,680
Cooperatieve Rabobank UA (Netherlands)
1.339% due 06/24/26 ~	250,000	250,436
4.375% due 08/04/25	6,300,000	7,113,007
4.625% due 12/01/23	5,190,000	5,729,607
5.250% due 08/04/45	870,000	1,192,460
Credit Agricole SA (France) 1.907% due 06/16/26 ~	1,500,000	1,522,418
Credit Suisse AG (Switzerland) 2.950% due 04/09/25	1,580,000	1,715,045

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Credit Suisse Group AG (Switzerland)
2.193% due 06/05/26 ~	$8,490,000	$8,606,105
2.593% due 09/11/25 ~	250,000	258,699
4.194% due 04/01/31 ~	5,450,000	6,232,102
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 4.550% due 04/17/26	440,000	506,330
Danske Bank AS (Denmark)
1.226% due 06/22/24 ~	3,400,000	3,415,002
3.001% due 09/20/22 ~	1,750,000	1,778,101
3.244% due 12/20/25 ~	800,000	832,739
5.000% due 01/12/22 ~	4,450,000	4,681,853
5.375% due 01/12/24 ~	4,050,000	4,512,052
GE Capital International Funding Co Unlimited Co 3.373% due 11/15/25	2,577,000	2,705,966
Goldman Sachs Capital II 4.000% (USD LIBOR + 0.768%) due 07/31/20 §	398,000	335,616
Guardian Life Global Funding 1.100% due 06/23/25 ~	690,000	693,017
HSBC Bank USA NA
4.875% due 08/24/20	1,750,000	1,761,134
7.000% due 01/15/39	1,240,000	1,841,294
HSBC Holdings PLC (United Kingdom)
2.099% due 06/04/26	200,000	202,221
3.973% due 05/22/30	3,750,000	4,165,097
4.250% due 03/14/24	3,300,000	3,553,541
4.250% due 08/18/25	4,460,000	4,871,330
4.583% due 06/19/29	7,670,000	8,865,597
4.950% due 03/31/30	700,000	839,710
6.500% due 03/23/28	5,190,000	5,330,467
International Lease Finance Corp
5.875% due 08/15/22	910,000	957,773
8.625% due 01/15/22	1,940,000	2,085,086
Intesa Sanpaolo SPA (Italy)
3.125% due 07/14/22 ~	2,100,000	2,140,807
3.375% due 01/12/23 ~	1,040,000	1,070,431
5.017% due 06/26/24 ~	10,470,000	10,733,983
5.710% due 01/15/26 ~	350,000	371,197
JPMorgan Chase & Co
1.514% due 06/01/24	5,070,000	5,154,190
2.083% due 04/22/26	3,000,000	3,116,156
2.522% due 04/22/31	1,660,000	1,756,961
2.550% due 03/01/21	600,000	607,527
3.109% due 04/22/51	460,000	497,520
3.875% due 09/10/24	4,840,000	5,369,357
4.023% due 12/05/24	4,730,000	5,214,480
4.203% due 07/23/29	3,010,000	3,532,099
4.250% due 10/15/20	3,230,000	3,266,655
4.250% due 10/01/27	870,000	1,011,469
4.350% due 08/15/21	690,000	720,504
4.452% due 12/05/29	7,410,000	8,889,697
4.500% due 01/24/22	2,310,000	2,455,003
4.950% due 06/01/45	5,380,000	7,252,582
KKR Group Finance Co II LLC 5.500% due 02/01/43 ~	350,000	431,589
Lloyds Banking Group PLC (United Kingdom)
3.900% due 03/12/24	1,910,000	2,093,074
4.375% due 03/22/28	1,960,000	2,275,704
Mastercard Inc 3.850% due 03/26/50	1,930,000	2,419,184
Mitsubishi UFJ Financial Group Inc (Japan) 2.998% due 02/22/22	2,090,000	2,166,111
Morgan Stanley
2.188% due 04/28/26	4,770,000	4,966,534
2.699% due 01/22/31	7,020,000	7,465,658
3.622% due 04/01/31	5,440,000	6,226,129
3.737% due 04/24/24	2,230,000	2,405,050

	Principal Amount	Value
3.772% due 01/24/29	$200,000	$227,808
4.431% due 01/23/30	170,000	202,648
5.500% due 07/24/20	350,000	351,075
5.597% due 03/24/51	530,000	805,093
National Securities Clearing Corp
1.200% due 04/23/23 ~	1,470,000	1,493,294
1.500% due 04/23/25 ~	1,000,000	1,023,465
New York Life Global Funding 0.950% due 06/24/25 ~	1,290,000	1,294,273
Nordea Bank Abp (Finland) 4.875% due 05/13/21 ~	7,870,000	8,136,535
Nuveen LLC 4.000% due 11/01/28 ~	1,500,000	1,775,892
Park Aerospace Holdings Ltd (Ireland)
4.500% due 03/15/23 ~	260,000	237,348
5.250% due 08/15/22 ~	1,500,000	1,408,750
5.500% due 02/15/24 ~	630,000	576,808
Principal Life Global Funding II 1.250% due 06/23/25 ~	640,000	642,412
Royal Bank of Canada (Canada)
1.150% due 06/10/25	1,730,000	1,733,584
1.600% due 04/17/23	2,760,000	2,832,490
2.150% due 10/26/20	1,670,000	1,679,759
3.200% due 04/30/21	1,740,000	1,781,646
Royal Bank of Scotland Group PLC (United Kingdom)
4.519% due 06/25/24	200,000	217,463
4.892% due 05/18/29	780,000	920,556
5.076% due 01/27/30	500,000	601,093
5.125% due 05/28/24	6,260,000	6,854,995
6.000% due 12/19/23	4,240,000	4,752,833
6.100% due 06/10/23	3,870,000	4,286,728
6.125% due 12/15/22	1,020,000	1,113,838
Santander UK Group Holdings PLC (United Kingdom) 5.625% due 09/15/45 ~	610,000	750,256
Santander UK PLC (United Kingdom) 5.000% due 11/07/23 ~	290,000	316,880
Standard Chartered PLC (United Kingdom) 2.270% (USD LIBOR + 1.510%) due 01/30/27 § ~	3,900,000	3,146,306
Sumitomo Mitsui Financial Group Inc (Japan) 2.058% due 07/14/21	2,320,000	2,360,015
Svenska Handelsbanken AB (Sweden) 3.350% due 05/24/21	1,830,000	1,876,634
Swedbank AB (Sweden) 1.300% due 06/02/23 ~	2,200,000	2,228,028
Teachers Insurance & Annuity Association of America 6.850% due 12/16/39 ~	132,000	198,887
The Bank of New York Mellon Corp 1.600% due 04/24/25	970,000	1,006,226
The Bank of Nova Scotia (Canada) 1.300% due 06/11/25	1,810,000	1,825,615
The Goldman Sachs Group Inc
3.200% due 02/23/23	1,780,000	1,890,015
3.500% due 04/01/25	2,050,000	2,250,277
3.500% due 11/16/26	2,430,000	2,674,392
3.625% due 02/20/24	3,000,000	3,265,895
3.814% due 04/23/29	9,000	10,179
3.850% due 07/08/24	1,690,000	1,864,685
4.223% due 05/01/29	1,060,000	1,233,969
4.250% due 10/21/25	4,270,000	4,815,666
4.750% due 10/21/45	5,900,000	7,747,140
5.150% due 05/22/45	3,480,000	4,614,124
5.250% due 07/27/21	2,570,000	2,698,987
5.750% due 01/24/22	400,000	431,647
5.950% due 01/15/27	1,733,000	2,153,256
6.250% due 02/01/41	6,880,000	10,286,864

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
6.750% due 10/01/37	$2,145,000	$3,096,527
The Toronto-Dominion Bank (Canada)
0.750% due 06/12/23	3,390,000	3,411,156
1.150% due 06/12/25	1,720,000	1,742,206
3.250% due 06/11/21	2,100,000	2,157,789
UBS AG (Switzerland) 1.750% due 04/21/22 ~	2,320,000	2,364,403
UBS Group AG (Switzerland)
2.859% due 08/15/23 ~	580,000	601,261
3.491% due 05/23/23 ~	5,620,000	5,890,101
4.125% due 09/24/25 ~	2,340,000	2,655,440
4.253% due 03/23/28 ~	3,590,000	4,075,802
7.000% due 01/31/24 ~	9,870,000	10,259,322
UniCredit SPA (Italy) 6.572% due 01/14/22 ~	5,390,000	5,696,302
US Bancorp 1.450% due 05/12/25	3,820,000	3,937,445
US Bank NA 3.150% due 04/26/21	2,220,000	2,266,152
USAA Capital Corp 1.500% due 05/01/23 ~	300,000	307,922
Visa Inc
3.150% due 12/14/25	3,940,000	4,398,799
4.300% due 12/14/45	3,020,000	3,999,391
Wachovia Capital Trust III 5.570% (USD LIBOR + 0.930%) due 07/31/20 §	6,220,000	6,184,670
WEA Finance LLC REIT (France) 3.750% due 09/17/24 ~	6,230,000	6,434,128
Wells Fargo & Co
2.188% due 04/30/26	3,060,000	3,167,565
2.879% due 10/30/30	3,860,000	4,128,508
3.000% due 10/23/26	3,850,000	4,202,634
3.450% due 02/13/23	2,330,000	2,477,228
3.750% due 01/24/24	3,780,000	4,132,921
4.150% due 01/24/29	1,150,000	1,350,242
4.300% due 07/22/27	3,960,000	4,545,008
4.400% due 06/14/46	1,650,000	1,997,395
4.478% due 04/04/31	1,130,000	1,370,734
4.600% due 04/01/21	6,240,000	6,433,539
4.650% due 11/04/44	1,600,000	1,988,019
4.750% due 12/07/46	2,550,000	3,265,000
4.900% due 11/17/45	4,920,000	6,333,695
5.013% due 04/04/51	14,840,000	20,584,931
5.375% due 11/02/43	2,030,000	2,764,420
5.606% due 01/15/44	1,567,000	2,174,499

		638,103,067

Industrial - 2.9%

3M Co
2.375% due 08/26/29	1,550,000	1,672,239
3.050% due 04/15/30	340,000	385,427
3.700% due 04/15/50	4,070,000	4,854,141
Carrier Global Corp
1.923% due 02/15/23 ~	580,000	592,109
2.242% due 02/15/25 ~	1,440,000	1,477,994
2.493% due 02/15/27 ~	270,000	275,410
2.700% due 02/15/31 ~	800,000	796,794
2.722% due 02/15/30 ~	2,660,000	2,671,721
3.377% due 04/05/40 ~	950,000	927,201
3.577% due 04/05/50 ~	1,000,000	980,110
DAE Funding LLC (United Arab Emirates) 5.750% due 11/15/23 ~	500,000	478,072
Deere & Co
3.100% due 04/15/30	370,000	419,905
3.750% due 04/15/50	1,920,000	2,372,145
Eaton Corp
2.750% due 11/02/22	3,849,000	4,050,474
4.150% due 11/02/42	590,000	698,244

	Principal Amount	Value
General Dynamics Corp
3.250% due 04/01/25	$630,000	$699,142
3.500% due 05/15/25	240,000	269,412
4.250% due 04/01/40	100,000	124,807
4.250% due 04/01/50	840,000	1,096,123
General Electric Co
3.150% due 09/07/22	1,369,000	1,433,060
3.450% due 05/01/27	350,000	359,339
3.625% due 05/01/30	720,000	722,125
4.250% due 05/01/40	750,000	738,891
4.350% due 05/01/50	960,000	952,978
5.875% due 01/14/38	450,000	504,003
6.150% due 08/07/37	317,000	367,881
6.750% due 03/15/32	400,000	490,136
6.875% due 01/10/39	7,806,000	9,604,876
GFL Environmental Inc (Canada) 4.250% due 06/01/25 ~	930,000	939,881
Honeywell International Inc 1.350% due 06/01/25	1,200,000	1,233,135
L3Harris Technologies Inc
4.854% due 04/27/35	530,000	676,990
5.054% due 04/27/45	1,470,000	1,936,526
Lockheed Martin Corp
3.100% due 01/15/23	300,000	319,156
3.550% due 01/15/26	3,240,000	3,720,194
4.500% due 05/15/36	580,000	754,769
Northrop Grumman Corp
2.930% due 01/15/25	2,560,000	2,767,312
3.250% due 01/15/28	5,430,000	6,070,830
5.250% due 05/01/50	1,270,000	1,834,185
Otis Worldwide Corp
2.056% due 04/05/25 ~	870,000	912,760
2.293% due 04/05/27 ~	920,000	962,045
2.565% due 02/15/30 ~	2,710,000	2,847,748
Raytheon Co 3.125% due 10/15/20	1,680,000	1,693,567
Raytheon Technologies Corp
3.950% due 08/16/25	1,700,000	1,942,351
4.125% due 11/16/28	560,000	660,403
4.500% due 06/01/42	540,000	669,629
2.250% due 07/01/30	1,600,000	1,672,786
3.150% due 12/15/24 ~	750,000	811,179
Republic Services Inc 2.500% due 08/15/24	1,430,000	1,521,988
Reynolds Group Issuer Inc 5.125% due 07/15/23 ~	270,000	273,563
The Boeing Co
2.700% due 02/01/27	610,000	596,261
2.800% due 03/01/27	790,000	763,318
3.100% due 05/01/26	630,000	642,572
3.200% due 03/01/29	2,330,000	2,306,303
3.250% due 02/01/35	4,780,000	4,361,934
3.550% due 03/01/38	460,000	419,864
3.750% due 02/01/50	1,380,000	1,247,977
4.875% due 05/01/25	5,450,000	5,940,567
5.150% due 05/01/30	2,660,000	2,973,411
5.705% due 05/01/40	2,190,000	2,484,267
5.805% due 05/01/50	5,090,000	6,019,431
5.930% due 05/01/60	1,630,000	1,934,197
TransDigm Inc
6.250% due 03/15/26 ~	1,010,000	1,011,111
8.000% due 12/15/25 ~	440,000	464,361
Union Pacific Corp
2.150% due 02/05/27	1,430,000	1,513,852
2.400% due 02/05/30	2,070,000	2,217,166
3.750% due 07/15/25	1,210,000	1,371,510
3.750% due 02/05/70	1,950,000	2,183,804
3.839% due 03/20/60	365,000	431,074
3.950% due 09/10/28	1,810,000	2,151,571

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Waste Management Inc
3.200% due 06/15/26	$870,000	$892,149
3.450% due 06/15/29	1,300,000	1,346,179
3.500% due 05/15/24	1,750,000	1,908,640
4.000% due 07/15/39	210,000	217,010
4.150% due 07/15/49	590,000	740,808
WestRock RKT LLC 4.000% due 03/01/23	1,150,000	1,227,783

		121,602,876

Technology - 2.1%

Apple Inc
1.125% due 05/11/25	4,140,000	4,218,880
2.000% due 11/13/20	2,040,000	2,053,036
2.450% due 08/04/26	3,590,000	3,903,724
Broadcom Inc
2.250% due 11/15/23 ~	2,690,000	2,781,597
3.150% due 11/15/25 ~	3,180,000	3,380,342
4.700% due 04/15/25 ~	3,900,000	4,395,610
Dell International LLC 4.420% due 06/15/21 ~	5,450,000	5,602,331
Intel Corp
3.700% due 07/29/25	890,000	1,013,304
4.600% due 03/25/40	750,000	993,048
4.750% due 03/25/50	6,790,000	9,609,513
4.950% due 03/25/60	1,430,000	2,112,481
International Business Machines Corp 3.000% due 05/15/24	6,020,000	6,522,666
Micron Technology Inc 2.497% due 04/24/23	1,560,000	1,621,331
Microsoft Corp
2.400% due 08/08/26	9,230,000	10,084,718
2.525% due 06/01/50	841,000	874,742
2.675% due 06/01/60	192,000	201,596
2.700% due 02/12/25	1,080,000	1,179,362
2.875% due 02/06/24	4,410,000	4,765,244
3.300% due 02/06/27	2,650,000	3,032,234
3.450% due 08/08/36	150,000	181,085
3.950% due 08/08/56	908,000	1,170,137
4.100% due 02/06/37	1,419,000	1,834,873
NVIDIA Corp
2.850% due 04/01/30	830,000	925,010
3.500% due 04/01/40	2,240,000	2,622,661
3.500% due 04/01/50	5,820,000	6,783,464
3.700% due 04/01/60	1,590,000	1,899,495
NXP BV (Netherlands) 2.700% due 05/01/25 ~	1,030,000	1,083,653
salesforce.com Inc
3.250% due 04/11/23	1,720,000	1,849,211
3.700% due 04/11/28	1,610,000	1,879,518
Texas Instruments Inc 1.750% due 05/04/30	1,040,000	1,057,923

		89,632,789

Utilities - 1.2%

Berkshire Hathaway Energy Co 6.125% due 04/01/36	586,000	845,747
Consolidated Edison Co of New York Inc
3.350% due 04/01/30	610,000	695,605
3.950% due 04/01/50	470,000	561,874
Duke Energy Corp 3.550% due 09/15/21	1,350,000	1,388,317
Duke Energy Ohio Inc 3.650% due 02/01/29	1,880,000	2,176,854
FirstEnergy Corp
3.900% due 07/15/27	6,750,000	7,646,280
4.250% due 03/15/23	4,980,000	5,388,528
4.850% due 07/15/47	900,000	1,141,941
7.375% due 11/15/31	14,350,000	20,979,120
Pacific Gas and Electric Co
1.750% due 06/16/22	2,610,000	2,620,597

	Principal Amount	Value
2.100% due 08/01/27	$810,000	$801,957
2.500% due 02/01/31	1,010,000	989,901
3.300% due 08/01/40	310,000	302,420
3.500% due 08/01/50	700,000	677,516
Virginia Electric & Power Co 6.350% due 11/30/37	2,130,000	3,102,255

		49,318,912

Total Corporate Bonds & Notes (Cost $1,721,257,764)		1,864,129,815

SENIOR LOAN NOTES - 4.7%

Communications - 0.6%

Altice France SA Term B12 (France) 3.872% (USD LIBOR + 3.687%) due 01/31/26 §	2,209,376	2,123,763
Charter Communications Operating LLC Term B1 1.930% (USD LIBOR + 1.750%) due 04/30/25 §	3,927,371	3,800,278
Diamond Sports Group LLC Term B 3.430% (USD LIBOR + 3.250%) due 08/24/26 §	135,658	111,070
Entercom Media Corp Term B2 2.684% (USD LIBOR + 2.500%) due 11/17/24 §	374,665	351,717
iHeartCommunications Inc Term B 3.178% (USD LIBOR + 3.000%) due 05/01/26 §	812,387	752,134
Level 3 Financing Inc Term B 1.928% (USD LIBOR + 1.750%) due 03/01/27 §	2,320,816	2,198,973
Nexstar Broadcasting Inc Term B 2.923% (USD LIBOR + 2.750%) due 09/19/26 §	4,884,175	4,658,282
T-Mobile USA In Term B 3.178% (USD LIBOR + 3.000%) due 04/01/27 §	1,720,000	1,720,000
Terrier Media Buyer Inc Term B 4.428% (USD LIBOR + 3.750%) due 12/17/26 §	1,088,665	1,042,396
Univision Communications Inc
Term B 4.750% (USD LIBOR + 2.750%) due 03/24/26 §	300,000	280,750
Term C5 due 03/15/24 µ	2,677,204	2,487,569
Virgin Media Bristol LLC Term N 2.685% (USD LIBOR + 2.500%) due 01/31/28 §	4,561,848	4,377,093
Ziggo Financing Partnership (Netherlands) 2.685% (USD LIBOR + 2.500%) due 04/30/28 §	1,296,000	1,227,960

		25,131,985

Consumer, Cyclical - 1.3%

Academy Ltd Term B 5.000% (USD LIBOR + 4.000%) due 07/02/22 §	1,532,518	1,238,147
Alterra Mountain Co Term B 2.928% (USD LIBOR + 2.750%) due 07/31/24 §	2,473,738	2,339,228
American Airlines Inc Term B 2.185% (USD LIBOR + 2.000%) due 12/14/23 §	2,809,898	2,292,073
Aramark Services Inc
Term B3 1.928% (USD LIBOR + 1.750%) due 03/11/25 §	872,268	827,346
Term B4 1.928% (USD LIBOR + 1.750%) due 01/15/27 §	778,050	735,257

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Caesars Resort Collection LLC Term B 2.928% (USD LIBOR + 2.750%) due 12/22/24 §	$4,192,130	$3,756,614
CEOC LLC Term B 2.178% (USD LIBOR + 2.000%) due 10/06/24 §	2,194,227	2,189,016
CityCenter Holdings LLC Term B 3.000% (USD LIBOR + 2.250%) due 04/18/24 §	927,136	845,239
Clarios Global LP Term B 3.678% (USD LIBOR + 3.500%) due 04/30/26 §	1,756,725	1,679,136
Delta Air Lines Inc Term B 5.750% (USD LIBOR + 4.750%) due 04/29/23 §	2,470,000	2,430,480
Four Seasons Hotels Ltd Term B (Canada) 2.178% (USD LIBOR + 2.000%) due 11/30/23 §	2,047,951	1,950,673
Golden Nugget Inc Term B 3.250% (USD LIBOR + 2.500%) due 10/04/23 §	3,823,442	3,167,722
Hilton Worldwide Finance LLC Term B2 1.935% (USD LIBOR + 1.750%) due 06/21/26 §	4,393,764	4,119,154
Michaels Stores Inc Term B 3.568% (USD LIBOR + 2.500%) due 01/28/23 §	992,208	912,005
Party City Holdings Inc Term B 4.100% (USD LIBOR + 2.500%) due 08/19/22 §	39,328	19,058
PCI Gaming Authority Term B 2.678% (USD LIBOR + 2.500%) due 05/31/26 §	1,897,062	1,824,736
Restaurant Brands Term B4 (Canada) 1.928% (USD LIBOR + 1.750%) due 11/19/26 §	5,786,657	5,501,664
Scientific Games International Inc Term B5 3.612% (USD LIBOR + 2.750%) due 08/14/24 §	4,437,155	3,933,538
Stars Group Holdings BV Term B (Canada) 3.808% (USD LIBOR + 3.500%) due 07/10/25 §	122,623	122,195
TKC Holdings Inc 4.750% (USD LIBOR + 3.750%) due 02/01/23 §	5,392,018	5,072,541
UFC Holdings LLC Term B 4.250% (USD LIBOR + 3.250%) due 04/29/26 §	3,466,679	3,313,566
Wynn Resorts, Ltd Term A 1.930% (USD LIBOR + 1.750%) due 09/20/24 §	5,582,500	5,275,463

		53,544,851

Consumer, Non-Cyclical - 1.6%

Allied Universal Holdco LLC Term B 4.428% (USD LIBOR + 4.250%) due 07/12/26 §	4,265,056	4,140,657
Bausch Health Cos Inc Term B 3.113% due 11/27/25	750,000	726,250
3.190% (USD LIBOR + 3.000%) due 06/01/25 §	2,437,997	2,370,572
BrightView Landscapes LLC Term B 2.750% (USD LIBOR + 2.500%) due 08/15/25 §	1,695,400	1,653,015
Change Healthcare Holdings LLC Term B 3.500% (USD LIBOR + 2.500%) due 03/01/24 §	5,133,356	4,942,996
Elanco Animal Health Inc Term B due 02/04/27 µ	2,870,000	2,748,025
EyeCare Partners LLC 4.058% (USD LIBOR + 3.750%) due 02/20/27 §	784,520	712,607

	Principal Amount	Value
Froneri International ltd Term B (United Kingdom) 2.428% (USD LIBOR + 2.250%) due 01/31/27 §	$1,730,000	$1,633,409
Garda World Security Corp Term B (Canada) 4.930% (USD LIBOR + 4.750%) due 10/30/26 §	1,071,822	1,055,745
Global Medical Response Inc Term B 4.250% (USD LIBOR + 3.250%) due 04/28/22 §	2,178,120	2,101,885
Grifols Worldwide Operations USA Inc Term B (Spain) 2.109% (USD LIBOR + 2.000%) due 11/15/27 §	4,567,050	4,410,373
HCA Inc Term B12 1.928% (USD LIBOR + 1.750%) due 03/13/25 §	959,747	942,951
Jaguar Holding Co II 3.500% (USD LIBOR + 2.500%) due 08/18/22 §	2,901,773	2,859,540
LifePoint Health Inc Term B 3.928% (USD LIBOR + 3.750%) due 11/16/25 §	4,888,132	4,579,568
MPH Acquisition Holdings LLC Term B 3.750% (USD LIBOR + 2.750%) due 06/07/23 §	5,723,485	5,443,274
Option Care Health Inc 4.678% (USD LIBOR + 4.500%) due 08/06/26 §	2,119,350	2,064,601
Phoenix Guarantor Inc Term B 3.435% (USD LIBOR + 3.250%) due 03/05/26 §	3,181,580	3,072,213
Prime Security Services Borrower LLC Term B 4.250% (USD LIBOR + 3.250%) due 09/23/26 §	4,252,610	4,098,453
Reynolds Consumer Products LLC Term B 1.928% (USD LIBOR + 1.750%) due 02/04/27 §	2,526,592	2,436,582
Sotera Health Holdings LLC 5.500% (USD LIBOR + 4.500%) due 12/13/26 §	5,665,800	5,554,252
Trans Union LLC Term B5 1.928% (USD LIBOR + 1.750%) due 11/13/26 §	3,913,852	3,767,896
US Foods Inc
Term B 1.928% (USD LIBOR + 1.750%) due 06/27/23 §	1,186,909	1,106,793
3.072% (USD LIBOR + 2.000%) due 09/13/26 §	927,663	875,482
VVC Holding Corp Term B 4.818% (USD LIBOR + 4.500%) due 02/11/26 §	5,057,886	4,901,936

		68,199,075

Diversified - 0.1%

First Eagle Holdings Inc Term B 2.808% (USD LIBOR + 2.500%) due 02/02/27 §	2,338,889	2,258,003

Financial - 0.6%

Asurion LLC
Term B4 3.178% (USD LIBOR + 3.000%) due 08/04/22 §	3,715,200	3,625,804
Term B6 3.178% (USD LIBOR + 3.000%) due 11/03/23 §	994,742	964,900
Term B7 3.178% (USD LIBOR + 3.000%) due 11/03/24 §	2,001,812	1,938,630

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Citadel Securities LP Term B 2.928% (USD LIBOR + 2.750%) due 02/27/26 §	$1,127,168	$1,099,928
Deerfield Dakota Holding LLC Term B 4.750% (USD LIBOR + 3.750%) due 04/09/27 §	3,870,000	3,767,205
Edelman Financial Center LLC Term B 3.180% (USD LIBOR + 3.000%) due 07/19/25 §	1,654,800	1,586,953
FinCo I LLC Term B 2.178% (USD LIBOR + 2.000%) due 12/27/22 §	1,817,063	1,754,979
Focus Financial Partners LLC Term B3 2.178% (USD LIBOR + 2.000%) due 07/03/24 §	1,063,579	1,021,036
Jane Street Group LLC Term B 3.178% (USD LIBOR + 3.000%) due 01/07/25 §	2,196,503	2,143,421
RPI 2019 Intermediate Finance Trust Term B1 1.928% (USD LIBOR + 1.750%) due 02/11/27 §	4,397,900	4,309,027
VFH Parent LLC Term B 3.188% (USD LIBOR + 3.000%) due 03/01/26 §	1,180,886	1,153,332
VICI Properties 1 LLC Term B 1.940% (USD LIBOR + 1.750%) due 12/22/24 §	2,350,000	2,197,250

		25,562,465

Industrial - 0.2%

APi Group DE Inc Term B 2.678% (USD LIBOR + 2.500%) due 10/01/26 §	2,238,750	2,172,987
Atlantic Aviation FBO Inc Term B 3.930% (USD LIBOR + 3.750%) due 12/06/25 §	492,500	462,950
Berry Global Inc Term W 2.177% (USD LIBOR + 2.000%) due 10/01/22 §	2,010,000	1,963,519
Brookfield WEC Holdings Inc Term B 3.750% (USD LIBOR + 3.000%) due 08/01/25 §	67,165	65,066
Genesee & Wyoming Inc 2.308% (USD LIBOR + 2.000%) due 12/30/26 §	4,029,900	3,895,906
GFL Environmental Inc Term B (Canada) 4.000% (USD LIBOR + 3.000%) due 05/31/25 §	453,132	441,615

		9,002,043

Technology - 0.3%

DCert Buyer Inc Term B 4.178% (USD LIBOR + 4.000%) due 10/16/26 §	4,698,225	4,562,174
Dell International LLC Term B1 2.750% (USD LIBOR + 2.000%) due 09/19/25 §	3,167,133	3,091,914
MA Finance Co LLC Term B3 2.678% (USD LIBOR + 2.500%) due 06/21/24 §	69,183	64,859
McAfee LLC Term B 3.933% (USD LIBOR + 3.750%) due 09/29/24 §	5,287,135	5,149,669
Seattle Spinco Inc Term B 2.678% (USD LIBOR + 2.500%) due 06/21/24 §	467,209	438,008

	Principal Amount	Value
Western Digital Corp Term B4 1.924% (USD LIBOR + 1.750%) due 04/29/23 §	$985,053	$964,121

		14,270,745

Total Senior Loan Notes (Cost $207,587,691)		197,969,167

MORTGAGE-BACKED SECURITIES - 29.1%

Collateralized Mortgage Obligations - Commercial - 4.0%

Bank 2019-BN17 (IO) 1.188% due 04/15/52 §	36,887,728	2,756,229
BBCCRE Trust 4.715% due 08/10/33 § ~	9,930,000	8,745,200
BENCHMARK Mortgage Trust
3.717% due 03/15/62	10,720,000	12,412,499
4.510% due 05/15/53 §	9,930,000	12,057,340
BHMS 1.435% (USD LIBOR + 1.250%) due 07/15/35 § ~	7,000,000	6,663,285
BX Commercial Mortgage Trust 3.185% (USD LIBOR + 3.000%) due 11/15/35 § ~	8,673,000	8,450,458
CD Mortgage Trust (IO) 1.457% due 05/10/50 §	31,706,822	1,850,955
Commercial Mortgage Trust
4.300% due 10/10/46	510,000	540,101
4.762% due 10/10/46 §	450,000	470,538
5.240% due 10/10/46 §	220,000	209,040
4.992% due 08/15/45 § ~	2,390,000	1,547,914
Commercial Mortgage Trust (IO) 2.011% due 10/15/45 §	25,061,709	806,523
Credit Suisse Commercial Mortgage Trust
5.373% due 12/15/39	3,165,011	1,457,351
6.634% due 06/15/38 §	202,573	104,856
Credit Suisse Mortgage Capital Certificates 2.835% (USD LIBOR + 2.650%) due 05/15/36 § ~	10,860,000	10,316,109
Credit Suisse Mortgage Trust
5.535% (USD LIBOR + 5.350%) due 07/15/32 § ~	7,500,000	4,669,082
3.953% due 09/15/37 ~	6,800,000	6,682,684
4.373% due 09/15/37 ~	1,700,000	1,311,490
4.764% due 12/15/21	18,930,000	17,417,813
Fannie Mae
2.232% due 02/25/27	6,823,731	7,310,104
2.560% due 09/25/29	2,689,416	2,975,788
2.700% due 11/25/40	500,000	599,546
2.720% due 10/25/31 §	399,941	435,556
3.228% due 04/25/28 §	99,991	112,720
Fannie Mae (IO) 0.706% due 06/25/29 §	9,969,853	467,556
Fannie Mae - Aces
2.500% due 10/25/37	490,797	524,486
3.061% due 05/25/27 §	600,000	673,450
Fannie Mae - Aces (IO) 0.483% due 07/25/22 §	12,863,203	82,325
Freddie Mac (IO) 1.666% due 08/27/28 §	4,000,000	455,395
Freddie Mac Multifamily Structured Pass-Through Certificates
2.797% due 08/25/34	100,000	115,288
3.505% due 03/25/29	2,290,000	2,722,527
Freddie Mac Multifamily Structured Pass-Through Certificates (IO)
0.752% due 10/25/26 §	13,990,299	481,167
0.852% due 04/25/29 §	9,989,369	548,625
0.949% due 10/25/29 §	2,397,759	159,277
1.006% due 09/25/29 §	5,174,294	359,207

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
1.016% due 06/25/29 §	$7,270,663	$491,236
1.082% due 06/25/29 §	6,488,779	468,525
1.102% due 05/25/26 §	6,494,247	318,354
1.204% due 06/25/27 §	3,496,515	208,638
1.283% due 06/25/29 §	4,850,000	418,211
1.437% due 07/25/26 §	10,197,595	675,887
1.635% due 10/25/21 §	1,166,435	17,944
FREMF Mortgage Trust (IO) 0.200% due 05/25/45 ~	53,685,127	163,181
GMAC Commercial Mortgage Securities Inc Trust 5.349% due 11/10/45 §	29,061	24,549
Government National Mortgage Association 2.694% due 11/16/47 §	2,250,013	2,381,682
Government National Mortgage Association (IO)
0.189% due 10/16/48 §	16,957,538	217,206
0.424% due 01/16/53 §	63,579,614	1,418,525
0.498% due 11/16/47 §	32,376,832	794,955
0.570% due 12/16/59 §	7,333,033	378,243
0.613% due 11/16/55 §	27,508,999	923,458
0.646% due 08/16/58 §	3,648,157	176,723
0.658% due 05/16/60 §	5,430,678	333,125
0.665% due 04/16/57 §	4,672,398	248,273
0.739% due 02/16/59 §	5,558,498	331,432
0.760% due 07/16/58 §	3,467,889	194,816
GS Mortgage Securities Corp II 1.485% (USD LIBOR + 1.300%) due 09/15/31 § ~	8,570,000	8,216,925
GS Mortgage Securities Trust
3.777% due 05/10/50 §	3,880,000	4,109,267
4.169% due 05/10/50 §	550,000	562,142
5.161% due 11/10/46 §	1,070,000	1,146,789
5.622% due 11/10/39	1,117,105	773,037
JP Morgan Chase Commercial Mortgage Securities Trust
6.074% due 02/12/49 §	603,193	241,567
6.710% due 02/15/51 §	19,932	18,919
JPMBB Commercial Mortgage Securities Trust
4.773% due 08/15/48 §	2,470,000	2,621,975
5.053% due 01/15/47 §	510,000	535,720
ML-CFC Commercial Mortgage Trust
5.450% due 08/12/48 §	735,334	436,299
5.450% due 08/12/48 § ~	92,845	55,088
6.155% due 09/12/49 §	543,966	210,338
Morgan Stanley Capital I Trust 5.438% due 03/15/44	22,752	22,742
Rosslyn Portfolio Trust 1.939% (USD LIBOR + 0.950%) due 06/15/33 § ~	3,490,000	3,429,272
Shops at Crystals Trust 3.126% due 07/05/36 ~	15,000,000	14,349,945
Waterfall Commercial Mortgage Trust 4.104% due 09/14/22 § ~	2,179,566	2,150,461
WFRBS Commercial Mortgage Trust
4.106% due 06/15/46 § ~	1,120,000	513,380
4.204% due 11/15/47 §	3,830,000	3,475,560
4.723% due 03/15/47 §	340,000	351,985
WFRBS Commercial Mortgage Trust (IO)
1.192% due 03/15/47 §	9,290,300	246,013
1.480% due 06/15/45 § ~	2,585,330	45,599

		170,190,470

Collateralized Mortgage Obligations - Residential - 7.2%

Adjustable Rate Mortgage Trust
0.685% (USD LIBOR + 0.500%) due 03/25/36 §	415,020	208,040
3.462% due 10/25/35 §	2,832,927	2,556,660

	Principal Amount	Value
Alternative Loan Trust
6.000% due 03/25/27	$50,054	$51,833
6.000% due 05/25/36	2,941,895	2,118,119
6.500% due 09/25/36	1,558,561	1,240,427
16.534% (USD LIBOR + 16.940%) due 06/25/35 §	3,404,986	4,128,879
27.862% (USD LIBOR + 28.600%) due 07/25/36 §	1,021,395	1,783,022
BCAP LLC Trust 0.769% due 03/28/37 § ~	4,627,057	4,798,975
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.365% (USD LIBOR + 0.180%) due 08/25/47 § ~	282,746	239,581
Citigroup Mortgage Loan Trust
4.002% due 04/25/37 §	544,513	502,684
6.500% due 10/25/36 ~	1,695,521	1,373,905
Connecticut Avenue Securities Trust 2.285% (USD LIBOR + 2.100%) due 10/25/39 § ~	10,940,000	10,714,525
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 07/25/35	1,035,206	892,124
5.750% due 02/25/37	4,352,467	3,378,882
Credit Suisse Mortgage Trust
3.500% due 02/25/48 § ~	24,723,573	25,745,542
3.663% due 01/27/36 § ~	12,481,269	11,811,973
Fannie Mae
0.535% (USD LIBOR + 0.350%) due 05/25/34 §	336,870	336,505
2.000% due 07/25/50 ±	1,500,000	1,511,703
4.000% due 04/25/40 - 07/25/40	18,500,338	19,348,061
5.500% due 04/25/42	2,578,449	2,980,900
6.000% due 05/25/42	866,240	1,019,063
6.500% due 06/25/39 - 07/25/42	1,905,450	2,303,419
7.000% due 05/25/42	363,708	449,221
Fannie Mae (IO)
0.236% due 12/25/36 §	1,275,264	96,215
2.834% due 08/25/55 §	920,773	46,230
3.000% due 11/25/26 - 09/25/32	6,306,958	361,773
3.141% due 08/25/44 §	2,506,331	171,093
3.165% due 10/25/35 §	279,621	15,591
3.379% due 03/25/36	199,853	13,122
3.500% due 07/25/28 - 11/25/41	2,698,460	278,669
3.974% due 07/25/36 §	307,841	27,855
4.000% due 11/25/41	2,543,194	349,697
4.500% due 11/25/39	309,058	46,841
5.000% due 01/25/38 - 01/25/39	735,673	97,747
5.000% due 01/25/39 §	196,187	26,384
5.500% due 01/25/39 §	182,730	26,111
5.966% (6.150% - USD LIBOR) due 09/25/41 - 08/25/45 §	8,870,827	1,688,466
6.000% due 01/25/38 - 07/25/38	766,620	143,120
6.296% (6.480% - USD LIBOR) due 04/25/40 §	497,959	96,700
6.416% (6.600% - USD LIBOR) due 07/25/42 §	402,747	83,184
6.466% (6.650% - USD LIBOR) due 02/25/41 - 03/25/42 §	1,461,745	261,554
Fannie Mae (PO)
0.188% due 03/25/42	101,337	97,291
0.191% due 03/25/42	60,802	58,325
Fannie Mae Connecticut Avenue Securities 5.185% (USD LIBOR + 5.000%) due 11/25/24 §	3,082,779	3,190,803
5.435% (USD LIBOR + 5.250%) due 10/25/23 §	1,973,937	1,808,423
Flagstar Mortgage Trust 3.500% due 04/25/48 § ~	4,862,319	5,019,970

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Freddie Mac
1.185% (USD LIBOR + 1.000%) due 02/15/32 §	$53,753	$54,725
3.000% due 08/15/48	1,774,604	1,838,995
3.500% due 10/15/37	2,700,000	2,888,061
4.000% due 12/15/39	4,633,340	4,839,931
5.000% due 02/15/30 - 03/15/35	8,346,965	9,497,874
6.000% due 05/15/36	1,637,148	1,957,038
Freddie Mac (IO)
0.250% due 01/15/38 §	88,749	582
3.000% due 12/15/31	749,413	47,227
3.371% due 04/15/41 §	1,248,202	75,832
3.500% due 06/15/27 - 04/15/43	3,116,531	228,692
4.000% due 04/15/43	489,950	26,922
5.765% (5.950% - USD LIBOR) due 10/15/41 §	1,281,463	223,343
5.815% (6.000% - USD LIBOR) due 05/15/44 §	5,477,178	1,073,301
5.845% (6.030% - USD LIBOR) due 09/15/37 §	1,096,146	240,768
5.865% (6.050% - USD LIBOR) due 08/15/39 §	1,011,980	209,938
6.015% (6.200% - USD LIBOR) due 05/15/39 §	613,511	38,287
6.045% (6.230% - USD LIBOR) due 01/15/40 §	203,091	47,124
6.065% (6.250% - USD LIBOR) due 09/15/42 §	825,538	138,148
6.105% (6.290% - USD LIBOR) due 11/15/36 §	397,217	82,881
Freddie Mac Structured Agency Credit Risk Debt Notes
3.435% (USD LIBOR + 3.250%) due 07/25/29 §	12,670,000	12,896,942
4.685% (USD LIBOR + 4.500%) due 02/25/24 §	3,590,000	3,150,487
5.135% (USD LIBOR + 4.950%) due 07/25/29 §	4,410,000	4,654,198
9.535% (USD LIBOR + 9.350%) due 04/25/28 §	2,846,153	2,868,348
Government National Mortgage Association
0.603% (USD LIBOR + 0.300%) due 02/20/68 - 07/20/68 §	5,952,294	5,916,684
0.653% (USD LIBOR + 0.350%) due 08/20/58 §	11,183,738	11,143,669
0.803% (USD LIBOR + 0.500%) due 03/20/61 §	1,554,824	1,554,544
1.174% (USD LIBOR + 1.000%) due 05/20/60 §	361,126	365,255
1.340% (USD LIBOR + 1.150%) due 05/20/70 §	3,300,000	3,446,093
2.750% due 03/20/48	1,353,770	1,423,387
3.000% due 07/20/49 - 10/20/49	9,078,080	9,572,017
4.500% due 10/20/39	3,970,689	4,194,684
5.000% due 07/20/39	1,985,058	2,108,707
Government National Mortgage Association (IO)
2.566% due 11/20/42 §	246,358	10,015
3.500% due 04/20/27 - 04/20/50	6,805,756	891,220
4.000% due 04/16/45	1,293,971	205,938
5.000% due 10/20/44	6,432,354	1,122,250
5.410% (5.600% - USD LIBOR) due 08/20/44 §	1,495,536	290,765
5.905% (6.100% - USD LIBOR) due 08/16/42 §	848,951	179,298
5.955% (6.150% - USD LIBOR) due 06/16/43 §	1,390,318	181,989
6.005% (6.200% - USD LIBOR) due 10/16/42 §	1,148,783	262,827

	Principal Amount	Value
6.290% (6.480% - USD LIBOR) due 04/20/40 §	$131,199	$27,549
6.310% (6.500% - USD LIBOR) due 03/20/39 §	50,438	1,032
6.360% (6.550% - USD LIBOR) due 06/20/40 §	2,148,463	516,178
6.405% (6.600% - USD LIBOR) due 04/16/42 §	2,148,855	550,579
6.460% (6.650% - USD LIBOR) due 01/20/40 §	139,807	12,964
GSMSC Resecuritization Trust 0.778% (USD LIBOR + 0.610%) due 11/26/37 § ~	13,880,000	11,820,916
Impac CMB Trust 0.705% (USD LIBOR + 0.520%) due 11/25/35 §	2,067,772	1,810,347
IndyMac INDX Mortgage Loan Trust 0.445% (USD LIBOR + 0.260%) due 06/25/35 §	1,345,832	1,177,911
JP Morgan Mortgage Trust
3.500% due 09/25/48 § ~	4,463,741	4,585,258
3.500% due 10/25/48 § ~	9,563,727	9,803,422
4.466% due 08/25/35 §	560,716	545,328
Lehman Mortgage Trust
0.935% (USD LIBOR + 0.750%) due 12/25/35 §	3,851,922	2,455,020
6.000% due 05/25/37	792,614	799,289
MASTR Reperforming Loan Trust 7.000% due 08/25/34 ~	1,223,292	1,071,575
Merrill Lynch Mortgage Investors Trust 3.510% due 06/25/35 §	1,009,385	986,737
Morgan Stanley Mortgage Loan Trust
3.186% due 07/25/34 §	210,090	203,385
3.442% due 07/25/35 §	870,192	779,574
Morgan Stanley Resecuritization Trust
2.401% (US FED + 0.710%) due 12/27/46 § ~	25,735,755	20,025,969
2.461% (US FED + 0.770%) due 04/26/47 § ~	4,379,000	4,634,217
NAAC Reperforming Loan REMIC Trust Certificates 6.500% due 02/25/35 ~	1,566,463	1,557,285
New Residential Mortgage Loan Trust
4.000% due 05/25/57 § ~	4,373,404	4,727,239
4.250% due 12/25/57 § ~	8,123,140	8,739,034
Nomura Resecuritization Trust 2.691% (US FED + 1.000%) due 08/26/46 § ~	5,508,517	4,325,321
PMT Credit Risk Transfer Trust 2.934% (USD LIBOR + 2.750%) due 05/27/23 § ~	10,016,871	8,798,395
RAAC Trust 6.000% due 09/25/34	14,303	14,276
Residential Asset Securitization Trust
0.685% (USD LIBOR + 0.500%) due 07/25/36 §	430,230	343,282
6.000% due 08/25/36	1,003,763	832,273
Structured Adjustable Rate Mortgage Loan Trust
3.658% due 05/25/36 §	1,781,519	1,451,610
3.802% due 08/25/36 §	3,931,937	3,084,066
WaMu Mortgage Pass-Through Certificates Trust
3.219% due 10/25/36 §	833,612	774,508
3.715% due 07/25/37 §	2,406,606	2,103,907
4.275% due 09/25/33 §	113,284	109,163
Washington Mutual Mortgage Pass-Through Certificates Trust
2.204% (US FED + 0.700%) due 01/25/47 §	4,541,137	3,762,245

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
6.000% due 07/25/36	$518,103	$453,193

		306,331,240

Fannie Mae - 10.4%

due 07/01/35 #	21,100,000	21,824,489
due 07/01/50 #	61,300,000	63,343,652
1.850% due 04/01/32	500,000	529,100
1.950% due 04/01/32	400,000	423,146
2.060% due 03/01/30	1,297,517	1,399,673
2.140% due 04/01/30	100,000	107,812
2.240% due 10/01/31	600,000	651,706
2.260% due 02/01/30 - 04/01/30	1,298,057	1,409,611
2.300% due 02/01/30	400,000	434,987
2.320% due 02/01/32	600,000	657,541
2.765% due 08/01/31	2,700,000	3,036,339
2.770% due 08/01/31	1,400,000	1,575,059
2.810% due 04/01/25	130,000	140,833
2.850% due 08/01/31	1,530,000	1,733,645
2.870% due 07/01/31	300,000	341,369
3.000% due 12/01/37 - 06/01/50	80,753,126	86,461,502
3.040% due 06/01/29	1,000,000	1,139,456
3.070% due 01/01/29	670,000	762,069
3.160% due 05/01/29	1,025,860	1,175,403
3.260% due 05/01/29	770,000	891,243
3.500% due 09/01/42 - 03/01/57	101,906,971	109,305,859
4.000% due 10/01/42 - 06/01/57	34,123,927	37,472,227
4.500% due 04/01/23 - 09/01/57	69,136,616	75,822,560
5.000% due 07/01/33 - 12/01/49	25,319,942	28,124,782
5.500% due 04/01/37 - 11/01/38	1,176,808	1,345,355
6.000% due 04/01/33 - 08/01/37	379,235	442,517
6.500% due 05/01/40	1,594,813	1,851,901
7.000% due 02/01/39	782,662	907,539

		443,311,375

Freddie Mac - 3.7%

2.542% (UST + 1.284%) due 03/01/47 §	1,950,434	2,012,809
3.000% due 01/01/47 - 03/01/50	38,239,717	41,063,803
3.500% due 10/01/42 - 03/01/50	21,931,942	23,468,820
4.000% due 10/01/42 - 03/01/50	32,784,827	35,134,394
4.500% due 07/01/23 - 04/01/50	28,703,933	31,527,160
5.000% due 12/01/35 - 03/01/50	16,656,877	18,488,141
5.500% due 08/01/37 - 12/01/38	1,117,146	1,283,170
6.000% due 10/01/36 - 11/01/39	2,948,289	3,443,088
6.500% due 09/01/39	523,774	603,987
7.000% due 03/01/39	234,093	273,955

		157,299,327

Government National Mortgage Association - 3.8%

due 07/01/50 #	14,600,000	15,398,414
1.611% (USD LIBOR + 0.622%) due 08/20/60 §	588,084	593,457
3.000% due 09/15/42 - 01/20/50	12,225,065	12,984,765
3.500% due 06/20/44 - 02/20/50	10,423,257	11,142,828
4.000% due 02/20/33 - 04/20/50	58,448,489	62,831,300
4.500% due 01/20/40 - 01/20/49	33,779,189	36,509,366
5.000% due 01/15/40 - 01/20/49	13,839,047	15,459,677
5.500% due 06/15/36	312,812	364,890
6.000% due 06/20/35 - 03/20/42	4,001,286	4,599,224
6.500% due 10/20/37	491,502	570,459

		160,454,380

Total Mortgage-Backed Securities (Cost $1,206,342,337)		1,237,586,792

ASSET-BACKED SECURITIES - 2.5%

Applebee’s Funding LLC 4.194% due 06/07/49 ~	2,500,000	2,218,950

	Principal Amount	Value
Asset-Backed Pass-Through Certificates 0.875% (USD LIBOR + 0.690%) due 04/25/34 §	$230,827	$229,947
Avis Budget Rental Car Funding AESOP LLC 3.350% due 09/22/25 ~	7,250,000	7,366,624
Citigroup Mortgage Loan Trust 0.255% (USD LIBOR + 0.070%) due 05/25/37 §	201,301	152,440
Community Funding Ltd CLO (Cayman) 5.750% due 11/01/27 § ~	9,038,941	9,130,245
Credit Suisse European Mortgage Capital Ltd (Ireland) 3.660% (USD LIBOR + 2.900%) due 08/09/24 § ~	4,247,100	4,207,429
Credit Suisse Mortgage Trust 3.069% due 07/25/57 § ~	9,880,000	9,912,960
Credit-Based Asset Servicing & Securitization LLC 0.965% (USD LIBOR + 0.780%) due 07/25/33 §	752,194	712,021
Fannie Mae Grantor Trust 2.898% due 06/25/27	897,496	992,165
Ford Credit Floorplan Master 4.060% due 11/15/30	5,020,000	5,414,284
Freddie Mac Structured Pass-Through Certificates 3.089% due 11/25/27	500,000	543,656
Hertz Vehicle Financing II LP 5.330% due 09/25/21 ~	10,344,000	8,769,350
Legacy Mortgage Asset Trust 3.200% due 05/25/59 § ~	9,870,815	9,848,505
Magnolia Finance X Ltd (Ireland) 3.980% due 08/13/24 ±	4,437,588	4,082,581
Navient Private Education Refi Loan Trust 3.130% due 02/15/68 ~	10,870,000	11,228,140
Origen Manufactured Housing Contract Trust
2.118% due 10/15/37 §	5,556,325	5,279,976
2.710% due 04/15/37 §	3,935,286	3,428,433
RAMP Trust 0.455% (USD LIBOR + 0.270%) due 10/25/36 §	2,139,012	2,105,577
SBA Small Business Investment Cos 3.548% due 09/10/28	1,042,915	1,123,135
SLM Student Loan EDC Repackaging Trust 3.500% due 10/28/29 ~	350,807	350,636
SLM Student Loan Trust 1.063% (USD LIBOR + 0.750%) due 03/15/33 § ~	2,756,836	2,611,639

	Shares
SoFi Professional Loan Program LLC due 08/25/36 ~	13	949,381

	Principal Amount
Sofi Professional Loan Program Trust
3.340% due 08/25/47 ~	4,280,000	4,429,734
3.600% due 02/25/48 ~	7,320,000	7,755,818
Structured Asset Investment Loan Trust 1.185% (USD LIBOR + 1.000%) due 10/25/33 §	1,028,670	1,015,243
United States Small Business Administration
2.690% due 07/01/44	1,614,883	1,735,751
2.980% due 04/01/39	1,725,992	1,839,524

Total Asset-Backed Securities (Cost $111,709,707)		107,434,144

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value

U.S. GOVERNMENT AGENCY ISSUE - 0.6%

Fannie Mae 6.625% due 11/15/30	$15,850,000	$24,533,923

Total U.S. Government Agency Issue (Cost $20,264,463)		24,533,923

U.S. TREASURY OBLIGATIONS - 9.4%

U.S. Treasury Bonds - 1.7%

1.250% due 05/15/50	48,500,000	46,575,157
2.000% due 02/15/50	17,610,000	20,162,762
3.625% due 02/15/44	4,510,000	6,603,186

		73,341,105

U.S. Treasury Inflation Protected Securities - 3.8%

0.250% due 02/15/50 ^	11,879,987	13,356,632
0.750% due 02/15/42 ^	7,581,266	9,091,721
1.000% due 02/15/46 ^	9,351,158	12,110,791
1.000% due 02/15/48 ^	12,312,890	16,310,497
1.000% due 02/15/49 ^ ‡	54,461,773	72,829,500
1.375% due 02/15/44 ^ ‡	18,584,912	25,400,348
2.125% due 02/15/40 ^	5,208,691	7,688,581
2.125% due 02/15/41 ^	3,032,994	4,537,140

		161,325,210

U.S. Treasury Notes - 3.9%

0.250% due 06/30/25	69,900,000	69,770,303
0.375% due 04/30/25	270,000	271,260
0.500% due 04/30/27	15,270,000	15,295,947
0.500% due 06/30/27	59,300,000	59,344,012
0.625% due 05/15/30	21,780,000	21,717,042

		166,398,564

Total U.S. Treasury Obligations (Cost $370,256,853)		401,064,879

FOREIGN GOVERNMENT BONDS & NOTES - 7.4%

Abu Dhabi Government (United Arab Emirates)
2.500% due 10/11/22 ~	3,650,000	3,777,276
3.125% due 09/30/49 ~	9,970,000	10,406,188
Argentina Treasury Bond BONCER (Argentina) 1.000% due 08/05/21 ^ Ω	ARS 167,571,321	1,261,056
Argentine Bonos del Tesoro (Argentina)
16.000% due 10/17/23 Ω	20,030,000	62,135
18.200% due 10/03/21 Ω	142,410,000	714,097
Argentine Republic Government (Argentina)
3.750% due 12/31/38 Y Ω	$9,140,000	3,626,706
5.625% due 01/26/22 Y Ω	4,210,000	1,759,843
5.875% due 01/11/28 * Y Ω	280,000	113,277
7.125% due 07/06/36 Y Ω	1,240,000	487,078
7.500% due 04/22/26 Y Ω	2,600,000	1,065,194
Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/21	BRL 36,911,000	6,714,657
10.000% due 01/01/23	51,120,000	10,223,802
10.000% due 01/01/27	6,493,000	1,357,688
Brazilian Government (Brazil)
2.625% due 01/05/23	$660,000	674,850
4.625% due 01/13/28	2,620,000	2,750,175
5.000% due 01/27/45	3,970,000	3,818,326
5.625% due 01/07/41	3,690,000	3,846,825
5.625% due 02/21/47	7,120,000	7,399,780
China Government (China)
3.310% due 11/30/25 ~	CNY 109,500,000	16,100,173
3.380% due 11/21/24 ~	17,000,000	2,487,483

	Principal Amount	Value
3.390% due 05/21/25 ~	CNY 20,500,000	$3,005,016
Colombia Government (Colombia) 5.625% due 02/26/44	$2,880,000	3,446,770
Egypt Government (Egypt) 5.577% due 02/21/23 ~	2,250,000	2,306,250
Indonesia Government (Indonesia)
3.500% due 01/11/28	530,000	565,007
3.750% due 04/25/22 ~	1,490,000	1,550,190
3.850% due 07/18/27 ~	1,190,000	1,291,398
4.350% due 01/11/48	1,460,000	1,650,421
4.750% due 02/11/29	5,300,000	6,155,177
4.750% due 07/18/47 ~	400,000	471,276
4.875% due 05/05/21 ~	2,930,000	3,025,225
5.125% due 01/15/45 ~	2,540,000	3,122,854
5.250% due 01/08/47 ~	1,590,000	1,995,658
5.375% due 10/17/23 ~	400,000	445,057
5.875% due 01/15/24 ~	973,000	1,105,651
Israel Government International (Israel)
2.750% due 07/03/30	1,680,000	1,856,803
3.875% due 07/03/50	920,000	1,096,051
Japanese Government CPI Linked (Japan) 0.100% due 03/10/26 ^	JPY 1,911,652,912	17,621,377
Kenya Government (Kenya)
6.875% due 06/24/24 ~	$990,000	1,008,488
7.250% due 02/28/28 ~	1,210,000	1,199,763
Kuwait International Government Bond (Kuwait) 3.500% due 03/20/27 ~	3,530,000	3,947,207
Mexican Bonos (Mexico)
7.750% due 11/23/34	MXN 171,270,000	8,466,891
7.750% due 11/13/42	234,337,500	11,145,980
8.000% due 11/07/47	907,490,000	44,277,868
8.500% due 05/31/29	229,220,000	11,814,486
10.000% due 12/05/24	109,240,000	5,723,141
Mexico Government (Mexico)
4.600% due 02/10/48	$1,120,000	1,166,810
5.750% due 10/12/10	1,450,000	1,612,103
Nigeria Government (Nigeria)
6.500% due 11/28/27 ~	1,440,000	1,374,480
7.143% due 02/23/30 ~	1,110,000	1,040,570
Panama Government (Panama) 4.500% due 04/01/56	1,930,000	2,375,849
Peruvian Government (Peru)
2.783% due 01/23/31	2,250,000	2,404,125
5.625% due 11/18/50	2,350,000	3,717,218
Provincia de Buenos Aires (Argentina)
6.500% due 02/15/23 ~	2,060,000	875,521
7.875% due 06/15/27 ~	1,770,000	738,993
Qatar Government (Qatar)
4.000% due 03/14/29 ~	2,980,000	3,434,864
4.400% due 04/16/50 ~	790,000	979,743
4.817% due 03/14/49 ~	6,660,000	8,781,976
Republic of Poland Government (Poland) 4.000% due 01/22/24	4,710,000	5,237,793
Russian Federal (Russia)
6.900% due 05/23/29	RUB 1,033,350,000	15,722,514
7.000% due 01/25/23	198,150,000	2,944,901
7.000% due 08/16/23	234,570,000	3,513,103
7.050% due 01/19/28	442,663,000	6,793,222
7.250% due 05/10/34	41,210,000	643,187
7.650% due 04/10/30	1,039,470,000	16,562,142
7.700% due 03/16/39	690,870,000	11,369,322
8.150% due 02/03/27	458,179,000	7,427,982

Total Foreign Government Bonds & Notes (Cost $346,267,471)		315,657,032

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENT - 3.1%

Repurchase Agreement - 3.1%

Fixed Income Clearing Corp 0.000% due 07/01/20 (Dated 06/30/20, repurchase price of $130,105,622; collateralized by U.S. Treasury Notes: 1.250% - 1.500 due 08/31/24 - 09/30/24 and value $132,707,746)	$130,105,622	$130,105,622

Total Short-Term Investment (Cost $130,105,622)		130,105,622

TOTAL INVESTMENTS - 100.7% (Cost $4,113,791,908)		4,278,481,374

DERIVATIVES - (1.5%)		(63,688,311)

OTHER ASSETS & LIABILITIES, NET - 0.8%		34,399,294

NET ASSETS - 100.0%		$4,249,192,357

Notes to Schedule of Investments

(a)	As of June 30, 2020, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	43.9%
Mortgage-Backed Securities	29.1%
U.S. Treasury Obligations	9.4%
Foreign Government Bonds & Notes	7.4%
Senior Loan Notes	4.7%
Short-Term Investment	3.1%
Others (each less than 3.0%)	3.1%

	100.7%
Derivatives	(1.5%	)
Other Assets & Liabilities, Net	0.8%

	100.0%

(b)	Investments with a total aggregate value of $7,052,098 or 0.2% of the Fund’s net assets were in default as of June 30, 2020.

(c)

As of June 30, 2020, investments with a total aggregate value of $54,997,020 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts and swap agreements.

(d)

Investments with a total aggregate value of $9,089,386 or 0.2% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(e)	Pursuant to the terms of the following senior loan agreement, the Fund had an unfunded loan commitment, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
EyeCare Partners LLC	$178,511	$166,691	($11,820)

(f)	Open futures contracts outstanding as of June 30, 2020 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
AUD FX	09/20	845	$58,821,016	$58,305,000	($516,016)
CAD FX	09/20	1,026	76,477,705	75,534,120	(943,585)
CHF FX	09/20	51	6,764,321	6,744,750	(19,571)
Euro FX	09/20	78	11,110,192	10,972,163	(138,029)
Euro-Bobl	09/20	53	7,997,029	8,037,448	40,419
Euro-BTP	09/20	961	151,940,051	155,344,802	3,404,751
Euro-Bund	07/20	189	34,778,378	34,776,000	(2,378)
Euro-OAT	09/20	159	29,625,370	29,948,398	323,028
Eurodollar	12/20	1,664	409,786,186	414,793,600	5,007,414
GBP FX	09/20	543	43,271,291	42,072,319	(1,198,972)
MXN FX	09/20	840	18,795,420	18,093,600	(701,820)
RUB FX	09/20	183	6,590,758	6,368,400	(222,358)
U.S. Treasury 2-Year Notes	09/20	1,233	272,228,615	272,281,079	52,464
U.S. Treasury 5-Year Notes	09/20	10,943	1,372,313,251	1,375,996,763	3,683,512
U.S. Treasury 30-Year Bonds	09/20	457	80,982,088	81,603,063	620,975
U.S. Treasury Ultra Long Bonds	09/20	2,690	584,077,888	586,840,312	2,762,424

					12,152,258

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Short Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Australia 10-Year Notes	09/20	55	$5,633,509	$5,647,338	($13,829)
Euro-Bund	09/20	1,813	357,050,032	359,554,420	(2,504,388)
Euro-Buxl	09/20	118	28,587,085	29,160,746	(573,661)
Eurodollar	03/21	1,891	471,103,054	471,804,500	(701,446)
Eurodollar	06/21	2,329	573,731,834	581,201,950	(7,470,116)
Eurodollar	12/21	2,656	658,422,598	662,672,000	(4,249,402)
Japan 10-Year Bonds	09/20	68	95,624,595	95,694,374	(69,779)
JPY FX	09/20	31	3,618,577	3,592,512	26,065
U.S. Treasury 10-Year Notes	09/20	3,881	536,656,319	540,126,047	(3,469,728)
U.S. Treasury Ultra 10-Year Notes	09/20	780	122,358,296	122,837,813	(479,517)
United Kingdom 10-Year Notes	09/20	839	142,916,176	143,091,283	(175,107)

					(19,680,908)

Total Futures Contracts					($7,528,650)

(g)	Forward foreign currency contracts outstanding as of June 30, 2020 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
BRL	63,838,986	USD	12,154,991	07/20	CIT	$-	($423,554)
BRL	33,230,000	USD	6,270,403	07/20	GSC	-	(163,858)
BRL	42,270,000	USD	7,995,234	07/20	JPM	-	(227,443)
CAD	30,960,000	USD	22,192,276	07/20	BNP	613,585	-
CAD	11,011,934	USD	7,811,406	07/20	MSC	300,243	-
CAD	26,150,000	USD	19,105,569	10/20	BNP	160,447	-
EUR	174,775,000	USD	197,718,548	07/20	BNP	-	(1,300,619)
EUR	72,390,000	USD	81,265,550	07/20	BNP	88,728	-
GBP	14,402,011	USD	17,880,673	07/20	CIT	-	(33,566)
IDR	1,107,727,875,147	USD	67,013,181	07/20	CIT	9,136,182	-
INR	764,390,530	USD	9,762,331	07/20	JPM	339,168	-
JPY	54,739,107	USD	510,766	07/20	CIT	-	(3,722)
JPY	589,719,000	USD	5,481,638	07/20	GSC	-	(19,120)
MXN	1,340,000,000	USD	58,737,409	07/20	CIT	-	(544,367)
MXN	425,698,813	USD	16,764,086	07/20	CIT	1,723,010	-
MXN	518,854,200	USD	23,772,517	07/20	GSC	-	(1,239,902)
PHP	1,781,663,000	USD	35,031,360	07/20	CIT	769,996	-
PHP	176,180,000	USD	3,463,270	07/20	JPM	76,952	-
RUB	425,000,000	USD	5,988,897	07/20	GSC	-	(27,731)
RUB	714,678,174	USD	8,908,145	07/20	GSC	1,116,127	-
USD	16,399,242	AUD	26,318,162	07/20	JPM	-	(1,764,425)
USD	12,789,322	BRL	69,847,000	07/20	GSC	-	(46,185)
USD	4,572,250	BRL	24,339,000	07/20	GSC	99,568	-
USD	23,072,563	CAD	31,554,463	07/20	BNP	-	(171,194)
USD	6,550,757	CHF	6,375,000	07/20	CIT	-	(180,522)
USD	24,257,632	CNH	172,181,290	07/20	BNP	-	(76,326)
USD	1,934	CNH	13,673	07/20	BNP	2	-
USD	154,852,035	EUR	141,805,000	07/20	BNP	-	(4,513,117)
USD	177,336,137	EUR	162,701,000	07/20	CIT	-	(5,512,632)
USD	36,487,337	EUR	33,254,653	07/20	JPM	-	(885,342)
USD	22,735,845	EUR	19,970,000	09/20	GSC	262,543	-
USD	22,657,580	EUR	19,910,000	09/20	MSC	252,310	-
USD	81,433,205	EUR	72,390,000	10/20	BNP	-	(92,612)
USD	25,017,888	JPY	2,717,693,208	07/20	GSC	-	(155,874)
USD	17,038,175	MXN	425,698,813	07/20	CIT	-	(1,448,920)
USD	71,775,890	MXN	1,766,871,202	07/20	GSC	-	(4,955,161)
USD	37,781,609	PHP	1,957,843,000	07/20	JPM	-	(1,559,966)
USD	6,182,521	ZAR	107,540,000	07/20	CIT	-	(5,235)
ZAR	107,540,000	USD	5,916,593	07/20	CIT	271,162	-
ZAR	107,540,000	USD	6,127,321	10/20	CIT	4,597	-

Total Forward Foreign Currency Contracts						$15,214,620	($25,351,393)

(h)	Purchased options outstanding as of June 30, 2020 were as follows:

Credit Default Swaptions on Credit Indices – Sell Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - CDX IG34 5Y	3.000%	07/15/20	BNP	$127,000,000	$25,400	$9

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - EUR versus USD	$1.14	09/10/20	MSC	$44,800,000	$647,226	$346,080
Put - EUR versus USD	1.14	09/11/20	GSC	45,670,000	663,128	350,289

					$1,310,354	$696,369

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - 30-Year Interest Rate Swap	Receive	6-Month USD LIBOR	1.880%	07/30/20	MSC	$14,500,000	$381,446	$483
Put - 30-Year Interest Rate Swap	Receive	6-Month USD LIBOR	1.923%	07/30/20	MSC	11,540,000	265,769	290
Put - 30-Year Interest Rate Swap	Receive	6-Month USD LIBOR	1.913%	08/19/20	MSC	16,200,000	348,300	4,502

							$995,515	$5,275

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - U.S. Treasury 10-Year Notes (08/20)	$137.50	07/24/20	CME	25	$3,437,500	$20,746	$44,141
Call - U.S. Treasury 10-Year Notes (08/20)	147.00	07/24/20	CME	577	84,819,000	19,029	9,016
Call - U.S. Treasury 10-Year Notes (08/20)	147.50	07/24/20	CME	1,623	239,392,500	53,527	25,359
Call - U.S. Treasury 30-Year Bonds (08/20)	172.00	07/24/20	CME	25	4,300,000	60,590	167,578
Call - U.S. Treasury 30-Year Bonds (08/20)	177.00	07/24/20	CME	62	10,974,000	117,701	157,906
Call - EUR FX (08/20)	1.14	08/07/20	CME	51	7,267,500	78,752	31,875
Call - AUD FX (08/20)	70.00	08/07/20	CME	17	1,190,000	13,803	9,010
Call - CAD FX (08/20)	74.00	08/07/20	CME	17	1,258,000	7,363	8,160

						371,511	453,045

Put - EUR FX (07/20)	1.13	07/02/20	CME	34	4,802,500	21,760	24,225
Put - U.S. Treasury 5-Year Notes (08/20)	116.25	07/24/20	CME	2,000	232,500,000	34,710	2,000
Put - U.S. Treasury 5-Year Notes (08/20)	116.50	07/24/20	CME	1,000	116,500,000	17,355	1,000
Put - U.S. Treasury 5-Year Notes (08/20)	123.75	07/24/20	CME	2,838	351,202,500	49,253	44,344
Put - U.S. Treasury 10-Year Notes (08/20)	137.00	07/24/20	CME	25	3,425,000	22,309	1,563
Put - U.S. Treasury 10-Year Notes (08/20)	138.50	07/24/20	CME	25	3,462,500	8,637	6,641
Put - U.S. Treasury 10-Year Notes (08/20)	139.00	07/24/20	CME	214	29,746,000	89,011	90,281
Put - U.S. Treasury 30-Year Bonds (07/20)	179.00	07/24/20	CME	26	4,654,000	39,920	49,156
Put - U.S. Treasury 5-Year Notes (09/20)	122.75	08/21/20	CME	856	105,074,000	21,544	20,063

						304,499	239,273

Total Options on Futures						$676,010	$692,318

Total Purchased Options						$3,007,279	$1,393,971

(i)	Premiums received and value of written options outstanding as of June 30, 2020 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - MXN versus USD	MXN 25.52	07/24/20	GSC	$39,060,000	$1,493,068	($4,008,844)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - 5-Year Interest Rate Swap	Pay	6-Month USD-LIBOR	1.550%	07/30/20	MSC	$79,750,000	$373,829	($1)
Put - 5-Year Interest Rate Swap	Pay	6-Month USD-LIBOR	1.600%	07/30/20	MSC	57,690,000	265,724	(1)
Put - 5-Year Interest Rate Swap	Pay	6-Month USD-LIBOR	1.600%	08/19/20	MSC	80,970,000	348,171	(7)

							$987,724	($9)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - EUR FX (07/20)	$1.13	07/02/20	CME	14	$1,968,750	$12,653	($4,900)
Call - AUD FX (07/20)	65.00	07/02/20	CME	44	2,860,000	35,530	(176,000)
Call - AUD FX (07/20)	66.00	07/02/20	CME	10	660,000	7,475	(30,000)
Call - CAD FX (07/20)	75.00	07/02/20	CME	53	3,975,000	17,128	(265)
Call - U.S. Treasury 5-Year Notes (08/20)	125.25	07/24/20	CME	107	13,401,750	23,229	(60,188)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - U.S. Treasury 5-Year Notes (08/20)	$125.50	07/24/20	CME	126	$15,813,000	$18,493	($46,266)
Call - U.S. Treasury 10-Year Notes (08/20)	138.50	07/24/20	CME	75	10,387,500	27,995	(70,313)
Call - U.S. Treasury 10-Year Notes (08/20)	139.00	07/24/20	CME	119	16,541,000	59,825	(70,656)
Call - U.S. Treasury 10-Year Notes (08/20)	139.50	07/24/20	CME	524	73,098,000	261,109	(188,312)
Call - U.S. Treasury 30-Year Bonds (08/20)	178.00	07/24/20	CME	22	3,916,000	37,306	(42,969)
Call - U.S. Treasury 30-Year Bonds (08/20)	179.00	07/24/20	CME	75	13,425,000	118,230	(108,984)
Call - U.S. Treasury 30-Year Bonds (08/20)	180.00	07/24/20	CME	105	18,900,000	119,928	(111,563)
Call - U.S. Treasury 30-Year Bonds (08/20)	181.00	07/24/20	CME	174	31,494,000	56,886	(133,219)
Call - U.S. Treasury 10-Year Notes (09/20)	139.50	08/21/20	CME	99	13,810,500	62,485	(61,875)
Call - U.S. Treasury 30-Year Bonds (09/20)	180.00	08/21/20	CME	37	6,660,000	79,717	(71,688)
Call - U.S. Treasury 30-Year Bonds (09/20)	186.00	08/21/20	CME	25	4,650,000	20,269	(15,625)

						958,258	(1,192,823)

Put - U.S. Treasury 30-Year Bonds (07/20)	178.00	07/02/20	CME	37	6,586,000	15,889	(15,031)
Put - U.S. Treasury 30-Year Bonds (07/20)	178.50	07/02/20	CME	38	6,783,000	18,341	(23,750)
Put - U.S. Treasury 5-Year Notes (08/20)	124.50	07/24/20	CME	116	14,442,000	34,237	(2,719)
Put - U.S. Treasury 10-Year Notes (08/20)	138.00	07/24/20	CME	256	35,328,000	105,213	(40,000)
Put - U.S. Treasury 10-Year Notes (08/20)	138.75	07/24/20	CME	256	35,520,000	63,557	(84,001)
Put - U.S. Treasury 30-Year Bonds (08/20)	175.00	07/24/20	CME	171	29,925,000	249,220	(77,484)
Put - U.S. Treasury 30-Year Bonds (08/20)	176.00	07/24/20	CME	85	14,960,000	84,197	(58,438)
Put - U.S. Treasury 30-Year Bonds (08/20)	177.00	07/24/20	CME	102	18,054,000	87,386	(100,406)
Put - U.S. Treasury 30-Year Bonds (08/20)	178.00	07/24/20	CME	64	11,392,000	77,686	(89,000)
Put - AUD FX (08/20)	69.00	08/07/20	CME	9	621,000	7,628	(8,820)
Put - U.S. Treasury 30-Year Bonds (09/20)	175.00	08/21/20	CME	25	4,375,000	28,300	(27,734)
Put - U.S. Treasury 30-Year Bonds (09/20)	176.00	08/21/20	CME	128	22,528,000	159,778	(182,001)

						931,432	(709,384)

Total Options on Futures						$1,889,690	($1,902,207)

Total Written Options						$4,370,482	($5,911,060)

(j)	Swap agreements outstanding as of June 30, 2020 were as follows:

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG34 5Y	Q	1.000%	06/20/25	ICE	$484,557,000	$5,660,922	($2,947,483)	$8,608,405
CDX HY34 5Y	Q	5.000%	06/20/25	ICE	69,948,500	(425,590)	(3,682,733)	3,257,143

						$5,235,332	($6,630,216)	$11,865,548

Total Credit Default Swaps						$5,235,332	($6,630,216)	$11,865,548

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Long
Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Counter- party	Expiration Date	Notional Amount		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
7.024%	Brazil CETIP Interbank	Z/Z	CIT	01/04/27	BRL	159,667,000	$1,249,244	$64,850	$1,184,394
7.044%	Brazil CETIP Interbank	Z/Z	JPM	01/04/27		38,100,000	304,590	-	304,590

							1,553,834	64,850	1,488,984

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.600%	3-Month USD-LIBOR	S/Q	CME	03/23/22	$177,769,000	$1,426,125	$27,778	$1,398,347
0.380%	3-Month USD-LIBOR	S/Q	CME	08/31/24	458,725,000	2,085,855	134,638	1,951,217
0.100%	1-Day U.S. Fed Funds	A/A	CME	11/30/24	115,878,000	238,708	72,773	165,935
0.700%	3-Month USD-LIBOR	S/Q	CME	03/23/25	103,560,000	2,119,959	(83,597)	2,203,556
0.770%	3-Month USD-LIBOR	S/Q	CME	03/24/27	127,300,000	3,074,563	947,519	2,127,044
7.450%	28-Day MXN TIIE	L/L	CME	07/18/29	MXN 571,270,000	3,553,996	240,738	3,313,258
7.440%	28-Day MXN TIIE	L/L	CME	07/20/29	594,730,000	3,677,473	303,480	3,373,993

						16,176,679	1,643,329	14,533,350

Total Interest Rate Swaps – Long						$17,730,513	$1,708,179	$16,022,334

Interest Rate Swaps – Short
Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.550%	3-Month USD-LIBOR	S/Q	CME	06/30/26	$316,663,000	($23,238,684)	$1,128,924	($24,367,608)
1.520%	3-Month USD-LIBOR	S/Q	CME	07/31/26	144,975,000	(10,584,600)	516,438	(11,101,038)
1.600%	3-Month USD-LIBOR	S/Q	CME	11/15/26	49,892,000	(3,824,832)	18,575	(3,843,407)
1.650%	3-Month USD-LIBOR	S/Q	CME	11/15/26	18,512,000	(1,479,222)	(70,042)	(1,409,180)
0.750%	3-Month USD-LIBOR	S/Q	CME	02/15/27	198,643,000	(4,171,245)	(173,893)	(3,997,352)
0.260%	1-Day U.S. Fed Funds	A/A	CME	05/15/27	157,386,000	(351,432)	(528,301)	176,869
1.850%	3-Month USD-LIBOR	S/Q	CME	11/15/44	104,775,000	(22,627,276)	206,458	(22,833,734)
0.641%	6-Month JPY-LIBOR	S/S	CME	05/09/46	JPY 2,649,800,000	(2,257,748)	-	(2,257,748)
0.900%	3-Month USD-LIBOR	S/Q	CME	03/17/50	$15,714,000	44,635	266,579	(221,944)
0.792%	3-Month USD-LIBOR	S/Q	CME	03/18/50	7,906,000	258,072	-	258,072
0.818%	3-Month USD-LIBOR	S/Q	CME	03/19/50	7,987,000	203,389	-	203,389

						($68,028,943)	$1,364,738	($69,393,681)

Total Interest Rate Swaps						($50,298,430)	$3,072,917	($53,371,347)

Total Swap Agreements						($45,063,098)	($3,557,299)	($41,505,799)

Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps and Centrally Cleared Swaps

	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swap Agreements
Assets	$64,850	$1,488,984
Liabilities	-	-
Centrally Cleared Swap Agreements (1)
Assets	3,863,900	27,037,228
Liabilities	(7,486,049)	(70,032,011)

	($3,557,299)	($41,505,799)

(1)	Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

(k)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$1,864,129,815	$-	$1,864,129,815	$ -
	Senior Loan Notes	197,969,167	-	197,969,167
	Mortgage-Backed Securities
	Collateralized Mortgage Obligations – Commercial	170,190,470	-	170,190,470	-
	Collateralized Mortgage Obligations – Residential	306,331,240	-	304,819,537	1,511,703
	Fannie Mae	443,311,375	-	443,311,375	-
	Freddie Mac	157,299,327	-	157,299,327	-
	Government National Mortgage Association	160,454,380	-	160,454,380	-

	Total Mortgage-Backed Securities	1,237,586,792	-	1,236,075,089	1,511,703

	Asset-Backed Securities	107,434,144	-	103,351,563	4,082,581
	U.S. Government Agency Issue	24,533,923	-	24,533,923	-
	U.S. Treasury Obligations	401,064,879	-	401,064,879	-
	Foreign Government Bonds & Notes	315,657,032	-	315,657,032	-
	Short-Term Investment	130,105,622	-	130,105,622	-
	Unfunded Loan Commitment	166,691	-	166,691	-
	Derivatives:
	Credit Contracts
	Purchased Options	9	-	9	-
	Swaps	11,865,548	-	11,865,548	-

	Total Credit Contracts	11,865,557	-	11,865,557	-

	Foreign Currency Contracts
	Futures	26,065	26,065	-	-
	Forward Foreign Currency Contracts	15,214,620	-	15,214,620	-
	Purchased Options	769,639	-	769,639	-

	Total Foreign Currency Contracts	16,010,324	26,065	15,984,259	-

	Interest Rate Contracts
	Futures	15,894,987	15,894,987	-	-
	Purchased Options	624,323	-	624,323	-
	Swaps	16,660,664	-	16,660,664	-

	Total Interest Rate Contracts	33,179,974	15,894,987	17,284,987	-

	Total Asset - Derivatives	61,055,855	15,921,052	45,134,803	-

	Total Assets	4,339,703,920	15,921,052	4,318,188,584	5,594,284

Liabilities	Derivatives:
	Foreign Currency Contracts
	Futures	(3,740,351)	(3,740,351)	-	-
	Forward Foreign Currency Contracts	(25,351,393)	-	(25,351,393)	-
	Written Options	(4,228,829)	-	(4,228,829)	-

	Total Foreign Currency Contracts	(33,320,573)	(3,740,351)	(29,580,222)	-

	Interest Rate Contracts
	Futures	(19,709,351)	(19,709,351)	-	-
	Written Options	(1,682,231)	-	(1,682,231)	-
	Swaps	(70,032,011)	-	(70,032,011)	-

	Total Interest Rate Contracts	(91,423,593)	(19,709,351)	(71,714,242)	-

	Total Liabilities - Derivatives	(124,744,166)	(23,449,702)	(101,294,464)	-

	Total Liabilities	(124,744,166)	(23,449,702)	(101,294,464)	-

	Total	$4,214,959,754	($7,528,650)	$4,216,894,120	$5,594,284

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 3.5%

Invesco Senior Loan	414,501	$8,849,596
iShares iBoxx High Yield Corporate Bond	78,475	6,405,130

		15,254,726

Total Exchange-Traded Funds (Cost $15,098,128)		15,254,726

	Principal Amount
CORPORATE BONDS & NOTES - 3.7%

Communications - 0.7%

CommScope Inc
5.500% due 03/01/24 ~	$1,000,000	1,012,500
6.000% due 03/01/26 ~	1,000,000	1,027,630
CSC Holdings LLC 5.375% due 07/15/23 ~	1,000,000	1,015,200
iHeartCommunications Inc 8.375% due 05/01/27	1	1

		3,055,331

Consumer, Cyclical - 1.5%

Beacon Roofing Supply Inc 4.500% due 11/15/26 ~	1,000,000	984,360
eG Global Finance PLC (United Kingdom)
6.750% due 02/07/25 ~	2,500,000	2,467,450
8.500% due 10/30/25 ~	500,000	513,490
Marriott International Inc 5.750% due 05/01/25	2,250,000	2,454,656

		6,419,956

Industrial - 1.5%

Ardagh Packaging Finance PLC 5.250% due 04/30/25 ~	2,500,000	2,570,313
TransDigm Inc 6.250% due 03/15/26 ~	4,000,000	4,004,400

		6,574,713

Total Corporate Bonds & Notes (Cost $16,185,777)		16,050,000

SENIOR LOAN NOTES - 91.4%

Basic Materials - 2.8%

ASP Unifrax Holdings Inc Term B 4.822% (USD LIBOR + 3.750%) due 12/14/25 §	2,856,072	2,371,968
Diamond BC BV (Netherlands) 6.000% (USD LIBOR + 5.000%) due 09/06/24 §	250,000	245,313
Diamond BV due 09/06/24 µ	3,491,049	3,223,400
GrafTech Finance Inc Term B 4.500% (USD LIBOR + 3.500%) due 02/12/25 §	410,786	398,462
Illuminate Buyer LLC Term B 4.162% (USD LIBOR + 4.000%) due 06/30/27 §	750,000	740,156
Messer Industries USA Inc Term B 2.808% (USD LIBOR + 2.500%) due 03/01/26 §	3,160,997	3,021,913
Nouryon USA LLC Term B (Netherlands) 3.188% (USD LIBOR + 3.000%) due 10/01/25 §	994,830	938,456

	Principal Amount	Value
SCIH Salt Holdings Inc Term B 5.500% (USD LIBOR + 4.500%) due 03/16/27 §	$1,000,000	$985,000

		11,924,668

Communications - 8.3%

Clear Channel Outdoor Holdings Inc Term B 4.260% (USD LIBOR + 3.500%) due 08/21/26 §	8,809,370	8,038,550
CommScope Inc Term B2 3.428% (USD LIBOR + 3.250%) due 04/04/26 §	4,592,173	4,374,045
CSC Holdings LLC Term B5 2.685% (USD LIBOR + 2.500%) due 04/15/27 §	6,851,266	6,532,683
MH Sub I LLC 4.058% (USD LIBOR + 3.750%) due 09/15/24 §	1,000,000	956,250
MTN Infrastructure TopCo Inc Term B 5.000% (USD LIBOR + 4.000%) due 11/17/24 §	1,000,000	975,000
Pug LLC Term B 3.678% (USD LIBOR + 3.500%) due 02/13/27 § ±	3,356,566	2,953,779
SBA Senior Finance II LLC due 04/11/25 µ	498,728	480,129
T-Mobile USA Inc Term B 3.178% (USD LIBOR + 3.000%) due 04/01/27 §	4,250,000	4,250,000
Uber Technologies Inc Term B 5.000% (USD LIBOR + 4.000%) due 04/04/25 §	6,563,040	6,297,781
Zayo Group Holdings Inc Term B 3.178% (USD LIBOR + 3.000%) due 03/09/27 §	997,500	948,716

		35,806,933

Consumer, Cyclical - 11.8%

Alterra Mountain Co Term B 5.500% (USD LIBOR + 4.500%) due 08/01/26 §	1,745,625	1,719,441
Bass Pro Group LLC Term B 5.178% (USD LIBOR + 5.000%) due 09/25/24 §	2,608,384	2,521,003
Belk Inc Term B 7.750% (USD LIBOR + 6.750%) due 07/31/25 § ±	2,577,782	939,601
BJ’s Wholesale Club Inc Term B 2.435% (USD LIBOR + 2.250%) due 02/03/24 §	4,082,234	3,965,891
Bombardier Recreational Products Inc Term B2 (Canada) 6.000% (USD LIBOR + 5.000%) due 05/24/27 §	1,375,000	1,381,875
Caesars Resort Collection LLC Term B 2.928% (USD LIBOR + 2.750%) due 12/22/24 §	2,793,737	2,503,499
Carnival Corp Term B 8.500% (USD LIBOR + 7.500%) due 06/30/25 §	1,000,000	970,000
CityCenter Holdings LLC Term B 3.000% (USD LIBOR + 2.250%) due 04/18/24 §	2,992,288	2,727,970
Clarios Global LP Term B 3.678% (USD LIBOR + 3.500%) due 04/30/26 §	1,259,827	1,204,184
ClubCorp Holdings Inc Term B 3.058% (USD LIBOR + 2.750%) due 09/18/24 §	3,453,730	2,946,031
Core & Main LP Term B 3.750% (USD LIBOR + 2.750%) due 08/01/24 §	3,845,605	3,677,360

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
CWGS Group LLC Term B 4.123% (USD LIBOR + 2.750%) due 11/08/23 § µ	$3,091,010	$2,835,038
EG America LLC (2nd Lien) (United Kingdom) 9.072% (USD LIBOR + 8.000%) due 04/20/26 §	445,044	409,441
Golden Nugget Inc Term B 3.250% (USD LIBOR + 2.500%) due 10/04/23 §	859,566	712,150
K-Mac Holdings Corp (2nd Lien) 6.928% (USD LIBOR + 6.750%) due 03/16/26 §	1,200,000	1,090,500
Motion Finco LLC Term B 4.322% (USD LIBOR + 3.250%) due 11/04/26 §	497,503	453,350
PetSmart Inc Term B2 5.000% (USD LIBOR + 4.000%) due 03/11/22 §	2,682,598	2,655,214
SeaWorld Parks & Entertainment Inc Term B5 3.750% (USD LIBOR + 3.000%) due 03/31/24 §	3,847,776	3,440,554
SMG US Midco 2 Inc 3.518% (USD LIBOR + 2.500%) due 01/23/25 § ±	1,420,736	1,260,903
SRS Distribution Inc Term B
4.322% (USD LIBOR + 3.250%) due 05/24/25 §	7,640,627	7,258,596
5.572% (USD LIBOR + 4.500%) due 05/24/25 §	1,979,015	1,929,539
Stars Group Holdings BV Term B (Canada) 3.808% (USD LIBOR + 3.500%) due 07/10/25 §	297,352	296,314
Univar Solutions USA Inc Term B5 2.178% (USD LIBOR + 2.000%) due 11/22/26 §	497,500	477,227
Whatabrands LLC Term B 2.925% (USD LIBOR + 2.750%) due 08/03/26 §	3,491,228	3,349,397

		50,725,078

Consumer, Non-Cyclical - 22.1%

Accelerated Health Systems LLC Term B 3.685% (USD LIBOR + 3.500%) due 11/01/25 §	738,750	705,506
AlixPartners LLP Term B 3.500% (USD LIBOR + 2.500%) due 04/04/24 §	9,340,134	9,038,914
Allied Universal Holdco LLC 4.428% (USD LIBOR + 4.250%) due 07/12/26 §	6,218,750	6,037,368
Arterra Wines Canada Inc Term B1 (Canada) 3.750% (USD LIBOR + 2.750%) due 12/15/23 §	1,300,790	1,265,018
AVSC Holding Corp (2nd Lien) 8.250% (USD LIBOR + 7.250%) due 09/01/25 §	2,500,000	1,556,250
Bausch Health Cos Inc Term B 3.190% (USD LIBOR + 3.000%) due 06/01/25 §	7,398,364	7,193,754
CHG PPC Parent LLC Term B 2.928% (USD LIBOR + 2.750%) due 03/30/25 §	2,439,353	2,332,631
Da Vinci Purchaser Corp Term B 5.238% (USD LIBOR + 4.000%) due 01/23/27 §	1,500,000	1,463,750
Endo International PLC Term B 5.000% (USD LIBOR + 4.250%) due 04/27/24 §	4,104,805	3,867,753

	Principal Amount	Value
Garda World Security Corp Term B (Canada) 4.930% (USD LIBOR + 4.750%) due 10/30/26 §	$1,889,430	$1,861,088
Guidehouse LLP 4.678% (USD LIBOR + 4.500%) due 05/01/25 §	1,734,190	1,686,500
H-Food Holdings LLC Term B2 4.178% (USD LIBOR + 4.000%) due 05/31/25 §	2,945,051	2,827,248
Heartland Dental LLC 3.678% (USD LIBOR + 3.750%) due 04/30/25 §	3,789,951	3,365,477
Jaguar Holding Co II 3.500% (USD LIBOR + 2.500%) due 08/18/22 §	3,990,864	3,932,781
LifePoint Health Inc Term B 3.928% (USD LIBOR + 3.750%) due 11/16/25 §	5,250,000	4,918,594
Mister Car Wash Holdings Inc 4.375% (USD LIBOR + 3.250%) due 05/14/26 § µ	3,076,277	2,782,493
Ortho-Clinical Diagnostics SA Term B (Luxembourg) 3.429% (USD LIBOR + 3.250%) due 06/30/25 §	4,427,955	4,145,673
PAREXEL International Corp Term B 2.928% (USD LIBOR + 2.750%) due 09/27/24 §	3,125,000	2,973,959
Pathway Vet Alliance LLC due 03/31/27 µ	3,633,283	3,543,312
PetVet Care Centers LLC (2nd Lien)
6.428% (USD LIBOR + 6.250%) due 02/15/26 §	1,250,000	1,218,750
Term B
3.428% (USD LIBOR + 3.250%) due 02/14/25 §	4,675,556	4,508,989
Snacking Investments Bidco Property Ltd Term B (Australia) 5.000% (USD LIBOR + 4.000%) due 12/01/26 §	498,750	488,775
Spin Holdco Inc Term B 4.250% (USD LIBOR + 3.250%) due 11/14/22 §	6,460,033	6,208,363
Sunshine Luxembourg VII SARL Term B (Luxembourg) 5.322% (USD LIBOR + 4.250%) due 10/02/26 §	4,111,856	3,942,978
Vetcor Professional Practices LLC 3.308% (USD LIBOR + 3.000%) due 07/02/25 §	4,898,627	4,702,682
VVC Holding Corp Term B 4.818% (USD LIBOR + 4.500%) due 02/11/26 §	4,974,811	4,821,423
Wand NewCo 3 Inc Term B1 4.072% (USD LIBOR + 3.000%) due 02/05/26 §	4,182,731	3,984,052

		95,374,081

Diversified - 0.3%

First Eagle Holdings Inc Term B 2.808% (USD LIBOR + 2.500%) due 02/02/27 §	1,243,750	1,200,737

Financial - 11.5%

Acrisure LLC Term B 3.678% (USD LIBOR + 3.500%) due 02/15/27 §	6,359,063	6,025,212

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Alliant Holdings Intermediate LLC Term B
2.928% (USD LIBOR + 2.750%) due 05/10/25 §	$4,098,965	$3,894,017
3.440% (USD LIBOR + 3.250%) due 05/10/25 §	1,980,000	1,904,265
AssuredPartners Inc due 02/13/27 µ	498,750	491,269
Term B 3.678% (USD LIBOR + 3.500%) due 02/13/27 § µ	7,478,093	7,169,622
Blackstone Mortgage Trust Inc Term B 2.428% (USD LIBOR + 2.250%) due 04/23/26 §	1,156,580	1,087,186
Broadstreet Partners Inc Term B 3.428% (USD LIBOR + 3.250%) due 01/27/27 §	2,743,125	2,623,969
Cushman & Wakefield U.S. Borrower LLC Term B 2.928% (USD LIBOR + 2.750%) due 08/21/25 §	3,401,163	3,220,476
Deerfield Dakota Holding LLC (2nd Lien) due 04/14/28 µ	1,500,000	1,436,250
Term B
4.750% (USD LIBOR + 3.750%) due 04/09/27 §	2,750,000	2,676,955
Hub International Ltd Term B
4.020% (USD LIBOR + 2.750%) due 04/25/25 §	5,984,733	5,722,901
5.000% (USD LIBOR + 4.000%) due 04/25/25 §	997,494	987,241
NFP Corp Term B 3.428% (USD LIBOR + 3.250%) due 02/13/27 §	6,603,790	6,174,544
USI Inc Term B
3.308% (USD LIBOR + 3.000%) due 05/16/24 §	5,336,022	5,079,893
4.308% (USD LIBOR + 4.000%) due 12/02/26 § µ	1,244,373	1,209,375

		49,703,175

Industrial - 17.9%

APi Group DE Inc Term B 2.678% (USD LIBOR + 2.500%) due 10/01/26 §	246,256	239,023
Berry Global Inc Term W 2.177% (USD LIBOR + 2.000%) due 10/01/22 §	4,066,597	3,972,557
Brand Industrial Services Inc 5.634% (USD LIBOR + 4.250%) due 06/21/24 § µ	3,103,220	2,853,023
Charter NEX US Inc 3.428% (USD LIBOR + 3.250%) due 05/16/24 §	1,994,903	1,913,445
Cornerstone Building Brands Inc Term B 3.941% (USD LIBOR + 3.750%) due 04/12/25 §	3,530,830	3,370,471
DiversiTech Holdings Inc Term B 4.000% (USD LIBOR + 3.000%) due 06/01/24 §	577,837	553,279
Dynasty Acquisition Co Inc 3.808% (USD LIBOR + 3.500%) due 04/08/26 §	6,166,740	5,318,814
Engineered Machinery Holdings Inc
4.000% (USD LIBOR + 3.000%) due 07/19/24 §	2,386,436	2,285,012
5.250% (USD LIBOR + 4.250%) due 07/19/24 §	738,750	714,741
Filtration Group Corp Term B 3.178% (USD LIBOR + 3.000%) due 03/29/25 §	5,866,135	5,653,487

	Principal Amount	Value
Flex Acquisition Co Inc Term B 4.683% (USD LIBOR + 3.250%) due 06/29/25 §	$1,975,058	$1,860,257
Gates Global LLC Term B2 3.750% (USD LIBOR + 2.750%) due 03/31/24 § µ	4,794,547	4,632,731
GFL Environmental Inc Term B (Canada) 4.000% (USD LIBOR + 3.000%) due 05/31/25 §	3,795,831	3,699,352
Granite US Holdings Corp Term B 6.322% (USD LIBOR + 5.250%) due 09/30/26 § ±	3,241,834	2,852,814
LTI Holdings Inc
due 07/24/26 µ	374,058	318,884
Term B
3.678% (USD LIBOR + 3.500%) due 09/06/25 §	3,266,688	2,779,406
Mauser Packing Solutions Holding Co Term B 3.523% (USD LIBOR + 3.250%) due 04/03/24 § µ	3,595,637	3,246,860
Pregis TopCo Term B 4.178% (USD LIBOR + 4.000%) due 08/01/26 §	995,000	962,041
Pro Mach Group Inc Term B 2.930% (USD LIBOR + 2.750%) due 03/07/25 §	3,398,123	3,189,988
Reynolds Group Holdings Inc Term B 2.928% (USD LIBOR + 2.750%) due 02/05/23 §	7,492,927	7,168,858
Standard Aero Ltd 3.808% (USD LIBOR + 3.500%) due 04/08/26 §	3,315,452	2,859,577
The Hillman Group Inc Term B 5.072% (USD LIBOR + 4.000%) due 05/31/25 §	5,440,126	5,137,519
TransDigm Inc
Term F
2.428% (USD LIBOR + 2.250%) due 12/09/25 §	5,784,045	5,250,224
Term G
2.428% (USD LIBOR + 2.250%) due 08/22/24 §	1,441,528	1,307,285
WP CPP Holdings LLC Term B 4.750% (USD LIBOR + 3.750%) due 04/30/25 §	5,693,962	4,953,747

		77,093,395

Technology - 16.1%

Applied Systems Inc
(2nd Lien)
8.000% (USD LIBOR + 7.000%) due 09/19/25 §	6,536,993	6,553,336
Term B
4.250% (USD LIBOR + 3.250%) due 09/19/24 §	5,313,338	5,200,429
CCC Information Services Inc 4.000% (USD LIBOR + 3.000%) due 04/27/24 §	2,482,091	2,400,182
Epicor Software Corp Term B 3.430% (USD LIBOR + 3.250%) due 06/01/22 §	6,101,857	5,988,539
Finastra USA Inc Term B 4.500% (USD LIBOR + 3.500%) due 06/13/24 §	2,750,000	2,416,563
Kronos Inc
(2nd Lien)
9.250% (USD LIBOR + 8.250%) due 11/01/24 §	3,600,000	3,601,930

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Term B
3.179% (USD LIBOR + 3.000%) due 11/01/23 §	$5,470,589	$5,465,458
Rackspace Hosting Inc Term B 4.000% (USD LIBOR + 3.000%) due 11/03/23 § µ	1,496,465	1,424,635
Sophia LP Term B 4.250% (USD LIBOR + 3.250%) due 09/30/22 §	3,140,304	3,070,627
SS&C Technologies Inc Term B5 1.928% (USD LIBOR + 1.750%) due 04/16/25 §	982,315	941,058
Tempo Acquisition LLC Term B 2.928% (USD LIBOR + 2.750%) due 05/01/24 §	8,912,006	8,505,395
The Dun & Bradstreet Corp Term B 4.184% (USD LIBOR + 4.000%) due 02/08/26 §	8,721,891	8,525,648
The Ultimate Software Group Inc
due 05/03/26 § µ	2,441,497	2,368,689
4.750% (USD LIBOR + 4.000%) due 05/03/26 §	3,250,000	3,218,371
7.500% (USD LIBOR + 6.750%) due 05/03/27 §	1,625,000	1,656,484
Vertafore Inc
(2nd Lien)
7.434% (USD LIBOR + 7.250%) due 07/02/26 §	4,900,000	4,865,700
Term B
3.434% (USD LIBOR + 3.250%) due 07/02/25 § µ	3,574,065	3,380,043

		69,583,087

Utilities - 0.6%

PG&E Corp Term B 5.500% (USD LIBOR + 4.500%) due 06/23/25 §	2,750,000	2,719,063

Total Senior Loan Notes (Cost $410,248,289)		394,130,217

	Principal Amount	Value

SHORT-TERM INVESTMENT - 0.3%

Repurchase Agreement - 0.3%

Fixed Income Clearing Corp 0.000% due 07/01/20 (Dated 06/30/20, repurchase price of $1,214,940; collateralized by U.S. Treasury Notes: 1.250% due 08/31/24 and value $1,239,333)	$1,214,940	$1,214,940

Total Short-Term Investment (Cost $1,214,940)		1,214,940

TOTAL INVESTMENTS - 98.9% (Cost $442,747,134)		426,649,883

OTHER ASSETS & LIABILITIES, NET - 1.1%		4,602,651

NET ASSETS - 100.0%		$431,252,534

Notes to Schedule of Investments

(a)	As of June 30, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	22.1%
Industrial	19.4%
Technology	16.1%
Consumer, Cyclical	13.3%
Financial	11.5%
Communications	9.0%
Exchange-Traded Funds	3.5%
Others (each less than 3.0%)	4.0%

98.9%
Other Assets & Liabilities, Net	1.1%

100.0%

(b)	Pursuant to the terms of the following senior loan agreement, the Fund had an unfunded loan commitment, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Pathway Vet Alliance LLC µ	$105,347	$105,212	($135)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Exchange-Traded Funds	$15,254,726	$15,254,726	$-	$-
	Corporate Bonds & Notes	16,050,000	-	16,050,000	-
	Senior Loan Notes	394,130,217	-	386,123,120	8,007,097
	Short-Term Investment	1,214,940	-	1,214,940	-
	Unfunded Loan Commitment	105,212	-	105,212	-

	Total	$426,755,095	$15,254,726	$403,493,272	$8,007,097

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities for the period ended June 30, 2020:

Senior Loan Notes
Value, Beginning of Period	$2,181,153
Purchases	12,045,434
Sales (Includes Paydowns)	(4,708,082)
Accrued Discounts (Premiums)	37,613
Net Realized Gains (Losses)	(815,996)
Change in Net Unrealized Appreciation (Depreciation)	(733,025)

Value, End of Period	$8,007,097

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$1,505,603

All significant unobservable inputs were provided by a single broker quote.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.4%

Basic Materials - 0.2%

Constellium SE *	170,643	$1,310,538
Hexion Holdings Corp ‘B’ *	65,539	442,389

		1,752,927

Consumer, Cyclical - 0.2%

Beazer Homes USA Inc *	86,816	874,237
Cedar Fair LP	46,111	1,268,052
Las Vegas Sands Corp	16,818	765,892

		2,908,181

Consumer, Non-Cyclical - 0.1%

HCA Healthcare Inc	12,524	1,215,579

Energy - 0.1%

Chevron Corp	7,502	669,403
Exxon Mobil Corp	11,518	515,085

		1,184,488

Financial - 0.4%

Citigroup Inc	35,192	1,798,311
Outfront Media Inc REIT	65,030	921,475
The Goldman Sachs Group Inc	9,625	1,902,093

		4,621,879

Industrial - 0.4%

Crown Holdings Inc *	25,159	1,638,606
Evoqua Water Technologies Corp *	128,770	2,395,122
Xylem Inc	16,647	1,081,389

		5,115,117

Total Common Stocks (Cost $19,580,096)		16,798,171

EXCHANGE-TRADED FUNDS - 1.0%

iShares iBoxx High Yield Corporate Bond	66,953	5,464,704
SPDR Bloomberg Barclays High Yield Bond	73,890	7,474,712

		12,939,416

Total Exchange-Traded Funds (Cost $12,842,069)		12,939,416

	Principal Amount
CORPORATE BONDS & NOTES - 88.8%

Basic Materials - 2.7%

Alcoa Nederland Holding BV 7.000% due 09/30/26 ~	$3,557,000	3,654,159
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	3,731,000	3,696,022
Constellium SE
5.875% due 02/15/26 ~	500,000	503,733
5.625% due 06/15/28 ~	250,000	247,043
6.625% due 03/01/25 ~	6,235,000	6,324,690
Hecla Mining Co 7.250% due 02/15/28	2,650,000	2,696,375
Hexion Inc 7.875% due 07/15/27 ~	3,950,000	3,604,493
JW Aluminum Continuous Cast Co 10.250% due 06/01/26 ~	4,800,000	5,009,088
Minerals Technologies Inc 5.000% due 07/01/28 ~	600,000	610,500
Novelis Corp
4.750% due 01/30/30 ~	5,833,000	5,584,981
5.875% due 09/30/26 ~	700,000	700,819

		32,631,903

	Principal Amount	Value
Communications - 16.7%

Altice Financing SA (Luxembourg) 7.500% due 05/15/26 ~	$5,875,000	$6,183,584
Altice France SA (France) 7.375% due 05/01/26 ~	7,575,000	7,915,799
CCO Holdings LLC
4.750% due 03/01/30 ~	10,400,000	10,657,088
5.000% due 02/01/28 ~	675,000	697,613
5.375% due 06/01/29 ~	1,000,000	1,056,140
5.875% due 04/01/24 ~	6,950,000	7,174,137
CenturyLink Inc 4.000% due 02/15/27 ~	5,500,000	5,336,182
Clear Channel Worldwide Holdings Inc
5.125% due 08/15/27 ~	4,950,000	4,760,712
9.250% due 02/15/24	6,995,000	6,506,994
CommScope Inc
6.000% due 03/01/26 ~	3,750,000	3,853,613
8.250% due 03/01/27 ~	700,000	720,622
CommScope Technologies LLC 6.000% due 06/15/25 ~	3,775,000	3,655,333
CSC Holdings LLC
5.250% due 06/01/24	2,600,000	2,767,635
5.375% due 02/01/28 ~	650,000	681,138
5.500% due 05/15/26 ~	3,350,000	3,448,071
5.750% due 01/15/30 ~	4,300,000	4,497,348
6.500% due 02/01/29 ~	5,550,000	6,073,781
6.625% due 10/15/25 ~	6,400,000	6,667,936
7.500% due 04/01/28 ~	625,000	683,847
10.875% due 10/15/25 ~	2,185,000	2,353,999
Diamond Sports Group LLC 12.750% due 12/01/26 ~	5,954,250	5,864,936
Lamar Media Corp
3.750% due 02/15/28 ~	5,425,000	5,131,643
4.000% due 02/15/30 ~	325,000	311,903
Level 3 Financing Inc
4.625% due 09/15/27 ~	7,900,000	7,981,725
5.250% due 03/15/26	4,390,000	4,533,399
5.375% due 01/15/24	4,040,000	4,085,026
Nexstar Broadcasting Inc 5.625% due 07/15/27 ~	4,450,000	4,461,259
Outfront Media Capital LLC
4.625% due 03/15/30 ~	450,000	413,240
5.000% due 08/15/27 ~	6,225,000	5,613,020
5.625% due 02/15/24	1,250,000	1,256,381
6.250% due 06/15/25 ~	1,825,000	1,844,938
Radiate Holdco LLC 6.875% due 02/15/23 ~	3,500,000	3,556,508
Sprint Capital Corp 8.750% due 03/15/32	3,500,000	5,006,715
Sprint Corp
7.625% due 02/15/25	2,950,000	3,409,935
7.625% due 03/01/26	11,550,000	13,660,012
7.875% due 09/15/23	2,000,000	2,254,990
T-Mobile USA Inc 6.500% due 01/15/24	14,500,000	14,859,817
The Interpublic Group of Cos Inc 4.750% due 03/30/30	3,650,000	4,311,196
Uber Technologies Inc
7.500% due 05/15/25 ~	1,300,000	1,315,438
8.000% due 11/01/26 ~	6,075,000	6,190,425
Virgin Media Finance PLC (United Kingdom) 5.000% due 07/15/30 ~	1,000,000	981,350
Virgin Media Secured Finance PLC (United Kingdom) 5.500% due 08/15/26 ~	14,350,000	14,720,876
Zayo Group Holdings Inc
6.125% due 03/01/28 ~	575,000	560,177
4.000% due 03/01/27 ~	6,400,000	6,084,992

		204,101,473

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Consumer, Cyclical - 17.0%

Air Canada Pass-Through Trust ‘B’ (Canada) 5.375% due 05/15/21 ~	$1,326,683	$1,196,669
American Airlines Pass-Through Trust ‘B’
3.850% due 02/15/28	4,098,324	2,886,652
5.250% due 01/15/24	3,314,192	2,203,172
5.625% due 01/15/21 ~	733,262	662,796
Aramark Services Inc 6.375% due 05/01/25 ~	4,135,000	4,277,678
Ashton Woods USA LLC 6.625% due 01/15/28 ~	5,610,000	5,525,850
Beazer Homes USA Inc 5.875% due 10/15/27	9,275,000	8,886,888
Boyd Gaming Corp
4.750% due 12/01/27 ~	100,000	86,034
8.625% due 06/01/25 ~	4,750,000	4,972,656
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	7,375,000	6,427,386
Cedar Fair LP
5.250% due 07/15/29	2,250,000	2,038,072
5.250% due 07/15/29 ~	2,250,000	2,038,072
Clarios Global LP
6.250% due 05/15/26 ~	4,000,000	4,142,680
8.500% due 05/15/27 ~	1,175,000	1,183,783
Colt Merger Sub Inc
due 07/01/25 # ~	450,000	447,615
due 07/01/27 # ~	925,000	901,875
Constellation Merger Sub Inc 8.500% due 09/15/25 ~	7,200,000	5,786,244
Core & Main Holding LP 8.625% Cash or 9.375% PIK due 09/15/24 ~	2,150,000	2,159,933
Core & Main LP 6.125% due 08/15/25 ~	6,796,000	6,794,403
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	4,750,000	4,031,064
eG Global Finance PLC (United Kingdom) 8.500% due 10/30/25 ~	5,050,000	5,186,249
Ford Motor Co
4.346% due 12/08/26	13,217,000	12,368,997
7.450% due 07/16/31	6,000,000	6,337,950
9.000% due 04/22/25	900,000	974,813
9.625% due 04/22/30	900,000	1,067,558
Gateway Casinos & Entertainment Ltd (Canada) 8.250% due 03/01/24 ~	4,475,000	3,685,811
Golden Nugget Inc
6.750% due 10/15/24 ~	9,150,000	6,588,000
8.750% due 10/01/25 ~	9,300,000	5,283,469
Hilton Domestic Operating Co Inc
5.125% due 05/01/26	2,000,000	1,998,380
5.375% due 05/01/25 ~	75,000	75,047
5.750% due 05/01/28 ~	75,000	76,078
Hilton Grand Vacations Borrower LLC 6.125% due 12/01/24	4,100,000	4,135,444
IRB Holding Corp 7.000% due 06/15/25 ~	4,075,000	4,199,797
Jacobs Entertainment Inc 7.875% due 02/01/24 ~	5,975,000	5,285,754
Jaguar Land Rover Automotive PLC (United Kingdom) 5.625% due 02/01/23 ~	4,150,000	3,664,927
Lennar Corp
4.750% due 05/30/25	1,350,000	1,444,642
4.750% due 11/29/27	3,650,000	3,968,280
4.875% due 12/15/23	1,500,000	1,587,968
5.375% due 10/01/22	3,270,000	3,449,082

	Principal Amount	Value
6.250% due 12/15/21	$4,000,000	$4,144,500
Marriott Ownership Resorts Inc 4.750% due 01/15/28 ~	5,100,000	4,648,344
Mattel Inc
3.150% due 03/15/23	1,050,000	992,759
6.750% due 12/31/25 ~	6,425,000	6,677,085
Michaels Stores Inc 8.000% due 07/15/27 ~	5,275,000	4,593,523
New Red Finance Inc (Canada)
3.875% due 01/15/28 ~	900,000	874,674
4.375% due 01/15/28 ~	2,700,000	2,651,076
5.000% due 10/15/25 ~	14,350,000	14,302,573
Norwegian Air Shuttle Pass-Through Trust ‘B’ (Norway) 7.500% due 11/10/23 ~	1,026,701	693,023
Scientific Games International Inc
7.000% due 05/15/28 ~	1,350,000	1,082,282
7.250% due 11/15/29 ~	1,350,000	1,082,282
8.250% due 03/15/26 ~	3,475,000	3,089,987
Six Flags Entertainment Corp
4.875% due 07/31/24 ~	7,000,000	6,278,160
5.500% due 04/15/27 ~	1,125,000	1,006,875
Six Flags Theme Parks Inc 7.000% due 07/01/25 ~	325,000	337,391
Stars Group Holdings BV (Canada) 7.000% due 07/15/26 ~	2,750,000	2,905,196
Tesla Inc 5.300% due 08/15/25 ~	5,575,000	5,575,585
The Scotts Miracle-Gro Co 4.500% due 10/15/29	4,500,000	4,643,572
United Airlines Pass-Through Trust ‘B’ 4.625% due 09/03/22	1,103,666	974,172
US Airways Pass-Through Trust ‘B’ 5.375% due 11/15/21	3,270,516	2,661,331

		207,242,158

Consumer, Non-Cyclical - 17.3%

Acadia Healthcare Co Inc 5.500% due 07/01/28 ~	75,000	75,469
Ahern Rentals Inc 7.375% due 05/15/23 ~	24,599,000	11,897,183
Albertsons Cos Inc
4.625% due 01/15/27 ~	550,000	550,580
5.875% due 02/15/28 ~	10,875,000	11,238,877
Allied Universal Holdco LLC 9.750% due 07/15/27 ~	8,000,000	8,443,920
Bausch Health Americas Inc 8.500% due 01/31/27 ~	13,125,000	13,954,828
Bausch Health Cos Inc
5.000% due 01/30/28 ~	1,075,000	1,013,446
6.125% due 04/15/25 ~	7,125,000	7,236,720
6.250% due 02/15/29 ~	1,375,000	1,384,453
9.000% due 12/15/25 ~	2,600,000	2,803,866
Centene Corp
3.375% due 02/15/30	4,400,000	4,449,610
4.250% due 12/15/27	1,025,000	1,060,081
4.625% due 12/15/29	850,000	902,080
Charles River Laboratories International Inc
4.250% due 05/01/28 ~	5,850,000	5,856,903
5.500% due 04/01/26 ~	2,600,000	2,711,553
CHS 6.625% due 02/15/25 ~	11,625,000	10,956,563
Garda World Security Corp (Canada) 9.500% due 11/01/27 ~	4,492,000	4,757,881
HCA Inc
5.250% due 06/15/26	2,450,000	2,823,367
5.625% due 09/01/28	675,000	754,461
5.875% due 02/01/29	21,250,000	24,082,519
Jaguar Holding Co II 5.000% due 06/15/28 ~	675,000	692,297

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
JBS Investments II GmbH
5.750% due 01/15/28 ~	$800,000	$792,200
7.000% due 01/15/26 ~	2,650,000	2,787,204
JBS USA LUX SA
5.500% due 01/15/30 ~	1,425,000	1,463,033
5.875% due 07/15/24 ~	3,925,000	3,985,111
6.500% due 04/15/29 ~	950,000	1,010,382
Kraft Heinz Foods Co
3.875% due 05/15/27 ~	1,825,000	1,909,569
3.950% due 07/15/25	2,254,000	2,409,951
4.375% due 06/01/46	6,750,000	6,643,618
5.000% due 07/15/35	8,850,000	9,744,810
5.200% due 07/15/45	3,600,000	3,908,325
LifePoint Health Inc
4.375% due 02/15/27 ~	950,000	900,125
6.750% due 04/15/25 ~	550,000	569,250
Ortho-Clinical Diagnostics Inc 7.375% due 06/01/25 ~	925,000	941,766
Pilgrim’s Pride Corp 5.875% due 09/30/27 ~	6,525,000	6,541,410
RegionalCare Hospital Partners Holdings Inc 9.750% due 12/01/26 ~	4,125,000	4,220,514
Select Medical Corp 6.250% due 08/15/26 ~	6,550,000	6,636,329
Tenet Healthcare Corp
4.625% due 06/15/28 ~	675,000	662,972
4.875% due 01/01/26 ~	1,795,000	1,760,859
5.125% due 05/01/25	3,325,000	3,212,648
6.250% due 02/01/27 ~	1,275,000	1,269,416
6.750% due 06/15/23	5,325,000	5,290,388
7.500% due 04/01/25 ~	375,000	400,078
The ADT Security Corp
3.500% due 07/15/22	2,000,000	1,994,230
6.250% due 10/15/21	4,575,000	4,722,658
Tms International Holding Corp 7.250% due 08/15/25 ~	10,707,000	8,779,740
United Rentals North America Inc
4.625% due 10/15/25	2,200,000	2,215,334
6.500% due 12/15/26	2,656,000	2,793,846
Verscend Escrow Corp 9.750% due 08/15/26 ~	5,275,000	5,698,714

		210,911,137

Energy - 11.3%

Antero Midstream Partners LP 5.750% due 01/15/28 ~	4,500,000	3,566,385
Antero Resources Corp
5.375% due 11/01/21	8,655,000	8,034,610
5.625% due 06/01/23	5,275,000	3,392,484
Apache Corp 4.375% due 10/15/28	2,700,000	2,385,409
Archrock Partners LP
6.250% due 04/01/28 ~	300,000	275,340
6.875% due 04/01/27 ~	3,450,000	3,259,922
Ascent Resources Utica Holdings LLC
7.000% due 11/01/26 ~	3,025,000	1,946,769
10.000% due 04/01/22 ~	3,000,000	2,566,845
Buckeye Partners LP
4.125% due 03/01/25 ~	300,000	288,531
4.500% due 03/01/28 ~	4,800,000	4,524,000
Callon Petroleum Co 6.375% due 07/01/26	3,200,000	1,067,392
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/27	7,125,000	7,828,604
7.000% due 06/30/24	1,100,000	1,252,770
Cheniere Energy Partners LP
4.500% due 10/01/29	1,000,000	978,070
5.625% due 10/01/26	3,975,000	3,948,049

	Principal Amount	Value
Crestwood Midstream Partners LP
5.625% due 05/01/27 ~	$925,000	$774,082
6.250% due 04/01/23	6,175,000	5,511,836
Endeavor Energy Resources LP
5.500% due 01/30/26 ~	2,225,000	2,136,901
5.750% due 01/30/28 ~	5,375,000	5,172,443
6.625% due 07/15/25 ~	600,000	606,192
Energy Transfer Operating LP 6.250% due 02/15/23	5,625,000	4,327,003
EnLink Midstream Partners LP 4.150% due 06/01/25	725,000	560,139
EQM Midstream Partners LP
5.500% due 07/15/28	2,025,000	1,933,328
6.000% due 07/01/25 ~	925,000	936,563
6.500% due 07/01/27 ~	2,950,000	3,029,148
Global Partners LP 7.000% due 08/01/27	4,200,000	3,897,327
MPLX LP 6.875% due 02/15/23	5,850,000	5,263,404
Newfield Exploration Co 5.625% due 07/01/24	4,000,000	3,803,432
Occidental Petroleum Corp
due 07/15/25 #	1,100,000	1,106,875
due 07/15/27 #	1,650,000	1,658,250
2.600% due 08/13/21	5,778,000	5,662,296
2.600% due 04/15/22	1,400,000	1,340,920
2.700% due 08/15/22	5,150,000	4,803,894
2.900% due 08/15/24	5,400,000	4,627,746
3.125% due 02/15/22	1,125,000	1,083,038
Parsley Energy LLC
5.375% due 01/15/25 ~	5,750,000	5,604,467
5.625% due 10/15/27 ~	300,000	296,195
Range Resources Corp 5.000% due 03/15/23	4,000,000	3,422,460
Targa Resources Partners LP
5.000% due 01/15/28	1,350,000	1,273,435
5.125% due 02/01/25	4,850,000	4,683,233
5.375% due 02/01/27	750,000	725,486
5.875% due 04/15/26	4,625,000	4,589,572
6.500% due 07/15/27	625,000	628,125
USA Compression Partners LP
6.875% due 04/01/26	2,700,000	2,615,193
6.875% due 09/01/27	4,600,000	4,376,854
WPX Energy Inc
5.250% due 10/15/27	5,600,000	5,240,914
5.875% due 06/15/28	300,000	288,000

		137,293,931

Financial - 6.0%

Ally Financial Inc 5.750% due 11/20/25	4,975,000	5,320,952
Avolon Holdings Funding Ltd (Ireland) 3.250% due 02/15/27 ~	1,500,000	1,214,866
Barclays PLC (United Kingdom) 5.200% due 05/12/26	1,000,000	1,118,195
CNO Financial Group Inc 5.250% due 05/30/29	4,250,000	4,569,865
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	7,100,000	6,879,722
Iron Mountain Inc REIT
4.875% due 09/15/29 ~	2,450,000	2,385,075
5.000% due 07/15/28 ~	925,000	905,922
5.250% due 03/15/28 ~	700,000	698,121
Iron Mountain US Holdings Inc REIT 5.375% due 06/01/26 ~	2,600,000	2,622,256
MGM Growth Properties Operating Partnership LP REIT 4.625% due 06/15/25 ~	450,000	442,724
SBA Communications Corp REIT 3.875% due 02/15/27 ~	5,800,000	5,783,789

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Springleaf Finance Corp
5.375% due 11/15/29	$3,650,000	$3,453,630
5.625% due 03/15/23	2,625,000	2,662,787
6.125% due 03/15/24	1,375,000	1,400,169
6.625% due 01/15/28	2,500,000	2,479,225
6.875% due 03/15/25	3,900,000	4,010,185
7.125% due 03/15/26	4,100,000	4,248,604
8.875% due 06/01/25	450,000	481,979
The Howard Hughes Corp 5.375% due 03/15/25 ~	18,025,000	16,830,213
VICI Properties LP REIT
3.750% due 02/15/27 ~	1,750,000	1,648,010
4.250% due 12/01/26 ~	1,775,000	1,706,068
4.625% due 12/01/29 ~	1,775,000	1,733,625

		72,595,982

Industrial - 14.7%

Apex Tool Group LLC 9.000% due 02/15/23 ~	5,000,000	3,630,725
ARD Finance SA (Luxembourg) 6.500% Cash or 7.250% PIK due 06/30/27 ~	1,000,000	991,065
Ardagh Packaging Finance PLC 5.250% due 08/15/27 ~	3,950,000	3,884,075
Bombardier Inc (Canada)
5.750% due 03/15/22 ~	5,100,000	3,775,403
7.500% due 03/15/25 ~	5,300,000	3,475,343
Brand Industrial Services Inc 8.500% due 07/15/25 ~	5,475,000	4,944,555
BWX Technologies Inc 4.125% due 06/30/28 ~	2,750,000	2,753,438
Cargo Aircraft Management Inc 4.750% due 02/01/28 ~	5,300,000	5,266,875
Clark Equipment Co 5.875% due 06/01/25 ~	2,019,000	2,073,261
Gates Global LLC 6.250% due 01/15/26 ~	6,325,000	6,274,906
GFL Environmental Inc (Canada)
5.125% due 12/15/26 ~	300,000	311,250
7.000% due 06/01/26 ~	5,574,000	5,816,803
Granite US Holdings Corp 11.000% due 10/01/27 ~	6,325,000	6,169,626
Husky III Holding Ltd (Canada) 13.000% PIK due 02/15/25 ~	1,750,000	1,689,844
Itron Inc 5.000% due 01/15/26 ~	7,675,000	7,673,542
Masco Corp 7.750% due 08/01/29	1,864,000	2,393,100
Mauser Packaging Solutions Holding Co
5.500% due 04/15/24 ~	10,200,000	10,040,497
7.250% due 04/15/25 ~	7,025,000	6,390,923
Maxim Crane Works Holdings Capital LLC 10.125% due 08/01/24 ~	5,775,000	5,694,468
Mueller Water Products Inc 5.500% due 06/15/26 ~	4,524,000	4,698,445
New Enterprise Stone & Lime Co Inc 10.125% due 04/01/22 ~	9,610,000	9,595,729
Owens-Brockway Glass Container Inc 5.875% due 08/15/23 ~	7,500,000	7,763,287
Reynolds Group Issuer Inc 5.125% due 07/15/23 ~	4,950,000	5,015,315
Sensata Technologies BV 5.625% due 11/01/24 ~	11,450,000	12,178,735
Sensata Technologies Inc 4.375% due 02/15/30 ~	3,800,000	3,771,614
Standard Industries Inc
4.375% due 07/15/30 ~	1,825,000	1,810,747
4.750% due 01/15/28 ~	10,875,000	11,056,123
The Boeing Co 5.705% due 05/01/40	4,550,000	5,161,377

	Principal Amount	Value
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	$8,290,000	$7,868,495
TransDigm Inc
5.500% due 11/15/27	2,925,000	2,561,466
6.250% due 03/15/26 ~	6,075,000	6,081,682
6.500% due 07/15/24	9,406,000	9,075,802
8.000% due 12/15/25 ~	1,925,000	2,031,578
TransDigm UK Holdings PLC 6.875% due 05/15/26	2,650,000	2,473,934
Vertical Holdco GmbH (Germany) 7.625% due 07/15/28 ~	1,200,000	1,200,000
Vertical US Newco Inc 5.250% due 07/15/27 ~	1,200,000	1,207,500
Welbilt Inc 9.500% due 02/15/24	2,300,000	2,208,000

		179,009,528

Technology - 0.8%

Entegris Inc 4.375% due 04/15/28 ~	2,725,000	2,786,312
Tempo Acquisition LLC
5.750% due 06/01/25 ~	1,375,000	1,415,391
6.750% due 06/01/25 ~	5,675,000	5,763,615

		9,965,318

Utilities - 2.3%

Calpine Corp 5.125% due 03/15/28 ~	5,950,000	5,828,769
NRG Energy Inc
5.250% due 06/15/29 ~	2,700,000	2,847,433
7.250% due 05/15/26	3,510,000	3,711,176
PG&E Corp
5.000% due 07/01/28	925,000	923,844
5.250% due 07/01/30	925,000	931,937
Talen Energy Supply LLC
6.500% due 06/01/25	5,000,000	3,384,825
7.250% due 05/15/27 ~	2,350,000	2,342,221
7.625% due 06/01/28 ~	1,225,000	1,227,297
Vistra Operations Co LLC
5.000% due 07/31/27 ~	3,800,000	3,867,450
5.500% due 09/01/26 ~	1,925,000	1,975,137
5.625% due 02/15/27 ~	700,000	719,908

		27,759,997

Total Corporate Bonds & Notes (Cost $1,096,737,968)		1,081,511,427

CONVERTIBLE CORPORATE BONDS & NOTES - 0.0%

Energy - 0.0%

Denbury Resources Inc 6.375% due 12/31/24 ~	491,000	56,465

Total Convertible Corporate Bonds & Notes (Cost $568,614)		56,465

SENIOR LOAN NOTES - 4.1%

Consumer, Cyclical - 1.8%

18 Fremont Street Acquisition LLC 9.500% (USD LIBOR + 8.000%) due 08/09/25 §	2,750,000	2,454,375
Bass Pro Group LLC Term B 6.072% (USD LIBOR + 5.000%) due 09/25/24 §	2,686,189	2,596,202
PetSmart Inc Term B2 5.000% (USD LIBOR + 4.000%) due 03/11/22 §	4,431,588	4,386,350
Spectacle Gary Holdings LLC 11.000% (USD LIBOR + 9.000%) due 12/23/25 §	5,478,041	5,094,578

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
SRS Distribution Inc Term B 4.322% (USD LIBOR + 3.250%) due 05/24/25 §	$5,386,294	$5,116,980
Tacala LLC (2nd Lien) Term B 7.678% (USD LIBOR + 7.750%) due 02/01/26 §	2,250,000	2,047,500

		21,695,985

Consumer, Non-Cyclical - 0.1%

Endo Luxembourg Finance Co I SARL Term B 5.000% (USD LIBOR + 4.250%) due 04/27/24 §	1,750,974	1,649,855

Energy - 0.3%

Traverse Midstream Partners LLC Term B 5.000% (USD LIBOR + 4.000%) due 09/27/24 §	3,969,697	3,331,239

Industrial - 1.0%

Cornerstone Building Brands Inc Term B 3.941% (USD LIBOR + 3.750%) due 04/12/25 §	3,599,033	3,435,576
EWT Holdings III Corp 2.928% (USD LIBOR + 2.750%) due 12/20/24 §	5,214,931	5,068,261
North American Lifting Holdings Inc (2nd Lien) 10.000% due 11/27/21 Y ±	5,681,929	965,928
Reynolds Group Holdings Inc Term B 2.928% (USD LIBOR + 2.750%) due 02/05/23 §	2,686,030	2,569,859

		12,039,624

Technology - 0.9%

Kronos Inc Term B 3.179% (USD LIBOR + 3.000%) due 11/01/23 §	5,372,519	5,367,479
The Dun & Bradstreet Corp Term B 4.184% (USD LIBOR + 4.000%) due 02/08/26 §	5,386,500	5,265,304
The Ultimate Software Group Inc 4.750% (USD LIBOR + 4.000%) due 05/03/26 §	250,000	247,567

		10,880,350

Total Senior Loan Notes (Cost $51,014,476)		49,597,053

ASSET-BACKED SECURITIES - 1.7%

AIMCO CLO (Cayman) 7.648% (USD LIBOR + 6.550%) due 07/22/32 § ~	2,200,000	2,003,849
Benefit Street Partners CLO Ltd (Cayman) 7.835% (USD LIBOR + 6.700%) due 01/17/32 § ~	4,000,000	3,630,634
Benefit Street Partners CLO V-B Ltd (Cayman) 7.085% (USD LIBOR + 5.950%) due 04/20/31 § ~	1,250,000	1,051,716
Dryden 55 CLO Ltd (Cayman)
6.619% (USD LIBOR + 5.400%) due 04/15/31 § ~	1,000,000	830,790
8.419% (USD LIBOR + 7.200%) due 04/15/31 § ~	250,000	160,665
Dryden 72 CLO Ltd (Cayman) 7.192% (USD LIBOR + 6.800%) due 05/15/32 § ~	4,075,000	3,832,376

	Principal Amount	Value
Magnetite VIII CLO Ltd (Cayman) 8.659% (USD LIBOR + 7.440%) due 04/15/31 § ~	$2,000,000	$1,534,660
Neuberger Berman CLO Ltd (Cayman) 7.885% (USD LIBOR + 6.750%) due 01/20/31 § ~	1,700,000	1,593,045
7.885% (USD LIBOR + 6.750%) due 04/20/31 § ~	2,500,000	2,353,386
Voya CLO Ltd (Cayman)
6.335% (USD LIBOR + 5.200%) due 04/19/31 § ~	2,000,000	1,642,068
8.699% (USD LIBOR + 7.480%) due 01/15/33 § ~	2,700,000	2,626,007

Total Asset-Backed Securities (Cost $23,369,018)		21,259,196

SHORT-TERM INVESTMENT - 1.4%

Repurchase Agreement - 1.4%

Fixed Income Clearing Corp 0.000% due 07/01/20 (Dated 06/30/20, repurchase price of $16,602,081; collateralized by U.S. Treasury Notes:1.500% - 4.625% due 09/30/24 - 02/15/40 and value $16,934,156)	16,602,081	16,602,081

Total Short-Term Investment (Cost $16,602,081)		16,602,081

TOTAL INVESTMENTS - 98.4% (Cost $1,220,714,322)		1,198,763,809

OTHER ASSETS & LIABILITIES, NET - 1.6%		18,898,193

NET ASSETS - 100.0%		$1,217,662,002

Notes to Schedule of Investments

(a)	As of June 30, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Cyclical	19.0%
Consumer, Non-Cyclical	17.5%
Communications	16.7%
Industrial	16.1%
Energy	11.7%
Financial	6.4%
Others (each less than 3.0%)	11.0%

98.4%
Other Assets & Liabilities, Net	1.6%

100.0%

(b)	An investment with a value of $965,928 or less than 0.1% of the Fund’s net assets was in default as of June 30, 2020.

(c)	Pursuant to the terms of the following senior loan agreement, the Fund had an unfunded loan commitment, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Spectacle Gary Holdings LLC	$386,039	$369,172	($16,867)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$16,798,171	$16,798,171	$-	$-
	Exchange-Traded Funds	12,939,416	12,939,416	-	-
	Corporate Bonds & Notes	1,081,511,427	-	1,081,511,427	-
	Convertible Corporate Bonds & Notes	56,465	-	56,465	-
	Senior Loan Notes	49,597,053	-	48,631,125	965,928
	Asset-Backed Securities	21,259,196	-	21,259,196	-
	Short-Term Investment	16,602,081	-	16,602,081	-
	Unfunded Loan Commitment	369,172	-	369,172	-

	Total	$1,199,132,981	$29,737,587	$1,168,429,466	$965,928

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 8.8%

Communications - 0.5%

AT&T Inc
1.100% (USD LIBOR + 0.750%) due 06/01/21 §	$1,000,000	$1,005,157
5.150% due 02/15/50	500,000	641,956
5.300% due 08/15/58	200,000	260,637
Charter Communications Operating LLC 4.464% due 07/23/22	500,000	533,284
Cox Communications Inc 3.250% due 12/15/22 ~	200,000	210,901

		2,651,935

Consumer, Cyclical - 1.1%

Ford Motor Credit Co LLC
0.080% (EUR LIBOR + 0.370%) due 12/01/21 §	EUR 300,000	317,459
0.986% (USD LIBOR + 0.430%) due 11/02/20 §	$900,000	890,345
3.157% due 08/04/20	1,600,000	1,595,320
Nissan Motor Acceptance Corp
1.900% due 09/14/21 ~	100,000	98,240
2.650% due 07/13/22 ~	100,000	98,535
Toyota Tsusho Corp (Japan) 3.625% due 09/13/23 ~	500,000	536,107
Volkswagen Group of America Finance LLC (Germany) 1.157% (USD LIBOR + 0.860%) due 09/24/21 § ~	1,600,000	1,594,678

		5,130,684

Consumer, Non-Cyclical - 0.3%

Cigna Holding Co 4.375% due 12/15/20	1,100,000	1,108,768
Keurig Dr Pepper Inc
2.530% due 11/15/21	200,000	204,905
3.551% due 05/25/21	100,000	102,802
Pernod Ricard SA (France) 4.450% due 01/15/22 ~	150,000	158,429
RELX Capital Inc (United Kingdom) 3.500% due 03/16/23	100,000	106,678

		1,681,582

Energy - 0.9%

BG Energy Capital PLC (United Kingdom) 4.000% due 10/15/21 ~	1,900,000	1,970,910
Energy Transfer Operating LP 4.250% due 03/15/23	100,000	105,682
Petrobras Global Finance BV (Brazil)
5.093% due 01/15/30 ~	1,221,000	1,218,558
6.125% due 01/17/22	102,000	107,204
Texas Eastern Transmission LP 4.125% due 12/01/20 ~	700,000	703,097
YPF SA (Argentina) 33.088% (ARS Deposit + 6.000%) due 03/04/21 §	ARS 3,500,000	20,586

		4,126,037

Financial - 4.8%

Banco Bilbao Vizcaya Argentaria SA (Spain) 5.875% due 09/24/20 ~	EUR 200,000	219,091
Bank of America Corp 5.875% due 09/15/20	$410,000	419,649
Cooperatieve Rabobank UA (Netherlands) 6.625% due 12/29/20 ~	EUR 400,000	463,199

	Principal Amount	Value
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 3.800% due 09/15/22	$1,600,000	$1,700,309
International Lease Finance Corp 8.250% due 12/15/20	2,781,000	2,847,002
JPMorgan Chase & Co 4.230% (USD LIBOR + 3.470%) due 07/30/20 §	836,000	762,632
Jyske Realkredit AS (Denmark)
1.000% due 10/01/50 ~	DKK 26,666,164	4,002,437
2.500% due 10/01/47	1,845	293
Lloyds Banking Group PLC (United Kingdom) 1.106% (USD LIBOR + 0.800%) due 06/21/21 §	$1,000,000	1,004,272
Mitsubishi UFJ Financial Group Inc (Japan) 2.230% (USD LIBOR + 1.880%) due 03/01/21 §	269,000	272,007
Mitsubishi UFJ Lease & Finance Co Ltd (Japan) 2.652% due 09/19/22 ~	200,000	205,394
Nordea Kredit Realkreditaktieselskab (Denmark)
1.000% due 10/01/50 ~	DKK 8,377,578	1,256,163
2.500% due 10/01/47	840	133
Nykredit Realkredit AS (Denmark)
1.000% due 10/01/50 ~	38,580,987	5,787,875
2.500% due 10/01/47 ~	4,456	707
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	$100,000	93,917
Realkredit Danmark AS (Denmark) 2.500% due 04/01/47 ~	DKK 19,811	3,132
Royal Bank of Scotland Group PLC (United Kingdom)
1.847% (USD LIBOR + 1.550%) due 06/25/24 §	$700,000	700,610
4.519% due 06/25/24	500,000	543,658
7.500% due 08/10/20	500,000	502,000
UniCredit SPA (Italy) 7.830% due 12/04/23 ~	1,750,000	2,026,081

		22,810,561

Industrial - 0.5%

Aviation Capital Group LLC 6.750% due 04/06/21 ~	1,500,000	1,507,663
Penske Truck Leasing Co LP 3.300% due 04/01/21 ~	700,000	709,720

		2,217,383

Technology - 0.5%

Dell International LLC 4.420% due 06/15/21 ~	1,200,000	1,233,541
NXP BV (Netherlands) 4.625% due 06/15/22 ~	800,000	852,510
VMware Inc 3.900% due 08/21/27	100,000	105,995

		2,192,046

Utilities - 0.2%

Baltimore Gas & Electric Co 3.500% due 11/15/21	300,000	309,815
National Rural Utilities Cooperative Finance Corp 2.300% due 09/15/22	100,000	103,854
Sempra Energy 0.763% (USD LIBOR + 0.450%) due 03/15/21 §	500,000	500,889

		914,558

Total Corporate Bonds & Notes (Cost $41,152,409)		41,724,786

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES - 20.5%

Collateralized Mortgage Obligation - Commercial - 0.2%

AREIT Trust 2.805% (USD LIBOR + 2.620%) due 04/14/37 § ~	$800,000	$815,250

Collateralized Mortgage Obligations - Residential - 5.6%

Aggregator of Loans Backed by Assets PLC (United Kingdom) 1.980% (GBP LIBOR + 1.875%) due 04/24/49 §	GBP 157,451	196,199
Alternative Loan Trust 0.465% (USD LIBOR + 0.280%) due 12/25/35 §	$54,506	51,142
Bear Stearns Adjustable Rate Mortgage Trust 4.377% due 01/25/35 §	159,136	148,820
Chase Mortgage Finance Trust 3.744% due 02/25/37 §	29,932	28,899
ChaseFlex Trust 6.000% due 02/25/37	327,552	207,775
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.545% (USD LIBOR + 0.360%) due 03/25/35 § ~	366,179	355,440
CHL Mortgage Pass-Through Trust
0.825% (USD LIBOR + 0.640%) due 03/25/35 §	42,962	36,819
3.427% due 08/25/34 §	10,958	10,555
Citigroup Mortgage Loan Trust
0.255% (USD LIBOR + 0.070%) due 01/25/37 § ~	210,154	183,602
2.570% (UST + 2.400%) due 05/25/35 §	24,853	24,510
3.934% due 09/25/37 §	37,901	35,685
3.979% due 08/25/35 §	186,710	158,223
4.004% due 03/25/37 §	763,948	704,515
Credit Suisse Mortgage Trust 3.568% due 06/25/50 § ~	744,514	597,827
Deutsche Alt-B Securities Mortgage Loan Trust 0.285% (USD LIBOR + 0.100%) due 10/25/36 §	25,577	18,946
Dukinfield PLC (United Kingdom) 1.292% (GBP LIBOR + 1.000%) due 08/15/45 § ~	GBP 37,150	46,076
Eurosail PLC (United Kingdom) 0.362% (GBP LIBOR + 0.160%) due 12/10/44 § ~	61,600	75,526
Eurosail-UK PLC (United Kingdom) 1.143% (GBP LIBOR + 0.950%) due 06/13/45 § ~	763,846	935,854
Fannie Mae
0.236% (USD LIBOR + 0.060%) due 07/25/37 §	$484,860	477,036
0.335% (USD LIBOR + 0.150%) due 08/25/34 §	87,044	86,364
0.535% (USD LIBOR + 0.350%) due 07/25/37 §	5,345	5,329
0.585% (USD LIBOR + 0.400%) due 03/25/49 §	2,736,236	2,734,882
3.723% due 05/25/35 §	389,175	407,693
Freddie Mac
0.635% (USD LIBOR + 0.450%) due 09/15/42 §	1,788,884	1,814,105
0.720% (USD LIBOR + 0.350%) due 07/15/44 §	696,340	698,516

	Principal Amount	Value
Government National Mortgage Association
0.590% (USD LIBOR + 0.400%) due 02/20/49 §	$2,572,773	$2,569,636
1.904% (USD LIBOR + 0.750%) due 04/20/67 §	938,756	958,073
2.266% (USD LIBOR + 0.150%) due 08/20/68 §	1,144,189	1,133,770
Great Hall Mortgages No 1 PLC (United Kingdom)
0.302% (GBP LIBOR + 0.130%) due 03/18/39 § ~	GBP 22,939	27,863
0.322% (GBP LIBOR + 0.150%) due 06/18/38 § ~	28,270	34,352
GreenPoint Mortgage Funding Trust
0.365% (USD LIBOR + 0.180%) due 09/25/46 §	$163,589	146,262
0.725% (USD LIBOR + 0.540%) due 11/25/45 §	388,085	316,822
GSMPS Mortgage Loan Trust 7.000% due 06/25/43 ~	158,559	179,137
GSR Mortgage Loan Trust 4.270% due 01/25/35 §	121,767	115,492
HarborView Mortgage Loan Trust 0.754% (USD LIBOR + 0.560%) due 02/19/36 §	107,762	81,679
Hawksmoor Mortgages (United Kingdom) 1.287% (SONIA + 1.150%) due 05/25/53 § ~	GBP 1,706,006	2,116,839
HomeBanc Mortgage Trust 0.515% (USD LIBOR + 0.330%) due 10/25/35 §	$68,729	69,069
Impac CMB Trust 1.185% (USD LIBOR + 1.000%) due 07/25/33 §	75,442	72,511
IndyMac INDX Mortgage Loan Trust 0.665% (USD LIBOR + 0.480%) due 07/25/35 §	182,446	167,672
JP Morgan Mortgage Trust
3.343% due 07/27/37 § ~	485,426	475,161
3.976% due 09/25/35 §	21,841	20,119
4.150% due 07/25/35 §	143,176	141,422
4.187% due 08/25/35 §	153,320	138,263
Mellon Residential Funding Corp Mortgage Pass-Through Certificate Trust
0.625% (USD LIBOR + 0.440%) due 12/15/30 §	140,102	134,719
0.885% (USD LIBOR + 0.700%) due 11/15/31 §	172,215	168,776
Merrill Lynch Mortgage Investors Trust 3.608% due 12/25/35 §	84,325	72,867
NCUA Guaranteed Notes Trust 0.624% (USD LIBOR + 0.450%) due 10/07/20 §	1,027,221	1,025,873
New Residential Mortgage Loan Trust 3.250% due 02/25/59 § ~	710,502	748,083
Residential Accredit Loans Inc Trust 0.485% (USD LIBOR + 0.300%) due 08/25/35 §	206,075	173,833
Sequoia Mortgage Trust
0.544% (USD LIBOR + 0.350%) due 10/19/26 §	106,000	102,714
0.834% (USD LIBOR + 0.640%) due 04/19/27 §	250,539	240,663
Structured Adjustable Rate Mortgage Loan Trust
2.904% (US FED + 1.400%) due 01/25/35 §	202,227	183,441
3.765% due 02/25/34 §	37,030	35,619
3.875% due 08/25/35 §	370,154	351,379

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Structured Asset Mortgage Investments II Trust
0.444% (USD LIBOR + 0.250%) due 07/19/35 §	$348,174	$320,064
0.445% (USD LIBOR + 0.260%) due 03/25/37 §	50,701	25,245
0.854% (USD LIBOR + 0.660%) due 10/19/34 §	171,554	166,551
Structured Asset Securities Corp Mortgage Loan Trust 0.395% (USD LIBOR + 0.210%) due 11/25/35 §	1,337,740	1,326,864
Towd Point Mortgage Funding PLC (United Kingdom) 1.677% (GBP LIBOR + 1.025%) due 10/20/51 § ~	GBP 1,507,649	1,871,778
WaMu Mortgage Pass-Through Certificates Trust
2.240% (US FED + 1.500%) due 11/25/46 §	$200,523	183,981
2.371% due 08/25/35 §	19,812	18,052
2.504% (US FED + 1.000%) due 02/25/46 §	302,554	288,736
Wells Fargo Mortgage-Backed Securities Trust 4.018% due 04/25/36 §	81,879	74,524

		26,318,242

Fannie Mae – 14.7%

2.000% due 09/01/50	2,300,000	2,342,166
2.500% due 09/01/50	11,200,000	11,625,828
2.675% (USD LIBOR + 0.675%) due 02/01/36 §	73,414	73,709
2.891% (US FED + 1.200%) due 11/01/42 - 10/01/44 §	147,393	147,694
2.904% (USD LIBOR + 1.673%) due 05/01/35 §	10,588	10,779
3.000% due 09/01/50	9,700,000	10,181,514
3.304% (USD LIBOR + 1.538%) due 01/01/36 §	50,114	50,593
3.380% (USD LIBOR + 1.308%) due 11/01/35 §	27,850	28,034
3.500% due 08/01/50	10,790,000	11,349,007
3.520% (USD LIBOR + 1.416%) due 12/01/34 §	28,581	29,757
3.644% (USD LIBOR + 1.644%) due 03/01/35 §	155,724	156,669
3.759% (USD LIBOR + 2.000%) due 04/01/35 §	224,743	230,771
3.905% (USD LIBOR + 1.780%) due 11/01/35 §	9,124	9,177
3.912% (USD LIBOR + 1.912%) due 03/01/36 §	46,940	47,297
4.000% due 08/01/50	31,600,000	33,502,172
4.190% (UST + 2.190%) due 12/01/22 §	1,012	1,017
4.192% (USD LIBOR + 1.942%) due 09/01/35 §	13,017	13,084
5.000% (US FED + 1.250%) due 08/01/24 §	4,320	4,324

		69,803,592

Freddie Mac - 0.0%

3.640% (USD LIBOR + 1.765%) due 10/01/35 §	16,351	16,425
3.784% (USD LIBOR + 1.815%) due 03/01/36 §	27,202	27,376
3.937% (UST + 2.225%) due 01/01/34 §	105,622	110,587

	Principal Amount	Value
4.177% (USD LIBOR + 1.731%) due 08/01/35 §	$3,749	$3,892

		158,280

Government National Mortgage Association - 0.0%

3.000% (UST + 1.500%) due 02/20/25 - 01/20/27 §	10,387	10,610
3.125% (UST + 1.500%) due 10/20/24 - 12/20/26 §	13,282	13,636
3.250% (UST + 1.500%) due 09/20/22 - 07/20/25 §	17,102	17,452
3.875% (UST + 1.500%) due 05/20/23 - 05/20/26 §	15,994	16,071

		57,769

Total Mortgage-Backed Securities (Cost $97,498,772)		97,153,133

ASSET-BACKED SECURITIES - 6.3%

ACE Securities Corp Home Equity Loan Trust 0.965% (USD LIBOR + 0.780%) due 04/25/34 §	900,084	867,146
AlbaCore Euro CLO I DAC (Ireland) due 07/18/31 # ~ ±	EUR 250,000	280,949
Argent Securities Inc Asset-Backed Pass-Through Certificates 1.225% (USD LIBOR + 1.040%) due 05/25/34 §	$145,138	124,870
Asset-Backed Funding Corp Trust 0.785% (USD LIBOR + 0.600%) due 10/25/34 §	108,613	104,149
Asset-Backed Securities Corp Home Equity Loan Trust 0.265% (USD LIBOR + 0.080%) due 05/25/37 §	23,316	17,692
Atrium CLO XII (Cayman) 1.928% (USD LIBOR + 0.830%) due 04/22/27 § ~	694,260	683,151
Bear Stearns Asset-Backed Securities I Trust
0.295% (USD LIBOR + 0.110%) due 04/25/31 §	141,668	236,822
2.360% (USD LIBOR + 2.175%) due 01/25/35 §	240,346	228,747
Benefit Street Partners CLO VII Ltd (Cayman) 1.915% (USD LIBOR + 0.780%) due 07/18/27 § ~	305,859	303,326
Brookside Mill CLO Ltd (Cayman) 1.955% (USD LIBOR + 0.820%) due 01/17/28 § ~	3,403,960	3,352,438
California Street CLO XII Ltd (Cayman) 2.249% (USD LIBOR + 1.030%) due 10/15/25 § ~	1,868,710	1,855,163
Carlyle Global Market Strategies Euro CLO Ltd 0.730% (EUR LIBOR + 0.730%) due 09/21/29 § ~	EUR 231,967	258,721
CIT Mortgage Loan Trust 1.685% (USD LIBOR + 1.500%) due 10/25/37 § ~	$2,330,000	2,234,217
Citigroup Mortgage Loan Trust 0.330% (USD LIBOR + 0.145%) due 09/25/36 § ~	507,692	478,690
Citigroup Mortgage Loan Trust Inc 0.645% (USD LIBOR + 0.460%) due 10/25/35 §	600,000	539,696

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
CoreVest American Finance Trust 2.968% due 10/15/49 ~	$199,190	$202,839
Countrywide Asset-Backed Certificates 0.375% (USD LIBOR + 0.190%) due 11/25/37 §	1,536,008	1,432,107
Credit-Based Asset Servicing & Securitization LLC 1.235% (USD LIBOR + 1.050%) due 06/25/35 §	1,083,000	995,261
Credit-Based Asset Servicing & Securitization Trust 0.255% (USD LIBOR + 0.070%) due 01/25/37 §	207,899	77,063
Freddie Mac Structured Pass-Through Certificates 0.315% (USD LIBOR + 0.130%) due 08/25/31 §	77,183	76,938
Halcyon Loan Advisors Funding CLO Ltd (Cayman) 2.055% (USD LIBOR + 0.920%) due 04/20/27 § ~	295,520	292,458
Home Equity Asset Trust 1.040% (USD LIBOR + 0.855%) due 08/25/34 §	214,601	210,252
HSI Asset Securitization Corp Trust 0.235% (USD LIBOR + 0.050%) due 10/25/36 §	11,654	6,110
Jamestown CLO IV Ltd (Cayman) 1.909% (USD LIBOR + 0.690%) due 07/15/26 § ~	216,614	216,068
Jamestown CLO V Ltd (Cayman) 2.355% (USD LIBOR + 1.220%) due 01/17/27 § ~	993,653	986,554
Jubilee CLO BV (Netherlands) 0.586% (EUR LIBOR + 0.840%) due 07/12/28 § ~	EUR 300,000	331,355
LoanCore Issuer Ltd (Cayman) 1.315% (USD LIBOR + 1.130%) due 05/15/36 § ~	$700,000	693,262
Long Beach Mortgage Loan Trust 0.305% (USD LIBOR + 0.120%) due 08/25/36 §	2,659,456	1,331,183
Mackay Shields Euro CLO-2 DAC (Ireland) due 08/15/33 # ~ ±	EUR 250,000	280,911
Man GLG Euro CLO II DAC (Ireland) 0.870% (EUR LIBOR + 0.870%) due 01/15/30 § ~	250,000	276,943
Marlette Funding Trust 2.690% due 09/17/29 ~	$98,948	99,593
Morgan Stanley ABS Capital I Inc Trust
0.845% (USD LIBOR + 0.660%) due 01/25/35 §	602,187	565,250
1.160% (USD LIBOR + 0.975%) due 07/25/34 §	106,035	102,750
Morgan Stanley IXIS Real Estate Capital Trust 0.235% (USD LIBOR + 0.050%) due 11/25/36 §	1,515	674
New Century Home Equity Loan Trust 0.365% (USD LIBOR + 0.180%) due 05/25/36 §	368,895	334,821
OCP CLO Ltd (Cayman)
1.985% (USD LIBOR + 0.850%) due 04/17/27 § ~	153,545	152,534
2.019% (USD LIBOR + 0.800%) due 07/15/27 § ~	338,207	336,000
Renaissance Home Equity Loan Trust 0.945% (USD LIBOR + 0.760%) due 12/25/32 §	206,578	197,619

	Principal Amount	Value
Saxon Asset Securities Trust 0.495% (USD LIBOR + 0.310%) due 09/25/37 §	$259,100	$244,088
Securitized Asset-Backed Receivables LLC Trust 0.335% (USD LIBOR + 0.150%) due 07/25/36 §	171,146	92,773
SLM Private Education Loan Trust 2.435% (USD LIBOR + 2.250%) due 06/16/42 § ~	116,966	117,302
SLM Student Loan Trust
0.000% (EUR LIBOR + 0.270%) due 06/17/24 §	EUR 50,412	56,528
0.019% (EUR LIBOR + 0.180%) due 01/25/24 §	161,436	181,507
1.541% (USD LIBOR + 0.550%) due 10/25/64 § ~	$958,929	912,774
Soundview Home Loan Trust
0.295% (USD LIBOR + 0.110%) due 02/25/37 §	184,690	65,540
0.385% (USD LIBOR + 0.200%) due 06/25/37 §	809,648	639,202
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/36 ~	942,906	954,906
Structured Asset Securities Corp Mortgage Loan Trust 1.673% (USD LIBOR + 1.500%) due 04/25/35 §	393,151	381,999
Sudbury Mill CLO Ltd (Cayman) 2.285% (USD LIBOR + 1.150%) due 01/17/26 § ~	1,759,258	1,751,092
Symphony CLO XIV Ltd (Cayman) 2.261% (USD LIBOR + 0.950%) due 07/14/26 § ~	258,684	256,229
THL Credit Wind River CLO Ltd (Cayman)
2.089% (USD LIBOR + 0.870%) due 10/15/27 § ~	193,369	191,022
2.099% (USD LIBOR + 0.880%) due 01/15/26 § ~	118,978	118,510
Tralee CLO III Ltd (Cayman) 2.165% (USD LIBOR + 1.030%) due 10/20/27 § ~	584,443	576,917
United States Small Business Administration 5.290% due 12/01/27	670,234	726,527
Venture 35 CLO Ltd (Cayman) 2.248% (USD LIBOR + 1.150%) due 10/22/31 § ~	1,400,000	1,379,614
Venture XXI CLO Ltd (Cayman) 2.099% (USD LIBOR + 0.880%) due 07/15/27 § ~	612,047	604,231

Total Asset-Backed Securities (Cost $30,668,905)		30,015,083

U.S. TREASURY OBLIGATIONS - 102.0%

U.S. Treasury Inflation Protected Securities - 101.9%

0.125% due 04/15/21 ^	31,508,216	31,687,832
0.125% due 01/15/22 ^ ‡	917,762	931,129
0.125% due 04/15/22 ^ ‡	15,690,811	15,936,416
0.125% due 01/15/23 ^ ‡	6,550,515	6,717,417
0.125% due 10/15/24 ^	5,596,192	5,868,788
0.125% due 07/15/26 ^	17,781,073	18,907,897
0.125% due 01/15/30 ^ ‡	837,270	905,676
0.250% due 07/15/29 ^	13,035,155	14,275,139
0.375% due 07/15/23 ^	7,052,544	7,352,179
0.375% due 07/15/25 ^	9,686,100	10,359,058
0.375% due 01/15/27 ^	24,082,939	25,986,827

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
0.375% due 07/15/27 ^	$35,847,072	$39,024,455
0.500% due 01/15/28 ^	42,490,441	46,588,145
0.625% due 07/15/21 ^	560	570
0.625% due 04/15/23 ^	31,877,919	33,183,223
0.625% due 01/15/24 ^ ‡	413,250	435,711
0.625% due 01/15/26 ^	27,874,383	30,226,053
0.625% due 02/15/43 ^	1,818,135	2,145,776
0.750% due 07/15/28 ^	9,041,426	10,204,129
0.750% due 02/15/42 ^	3,540,950	4,246,433
0.750% due 02/15/45 ^	3,887,837	4,763,602
0.875% due 01/15/29 ^	4,976,538	5,675,749
0.875% due 02/15/47 ^	4,040,155	5,161,679
1.000% due 02/15/46 ^	10,855,569	14,059,171
1.000% due 02/15/48 ^	1,351,922	1,790,848
1.375% due 02/15/44 ^	16,292,481	22,267,713
1.750% due 01/15/28 ^	2,569,407	3,068,086
2.000% due 01/15/26 ^	15,057,784	17,521,673
2.125% due 02/15/40 ^	18,872,842	27,865,702
2.125% due 02/15/41 ^	3,641,934	5,448,071
2.375% due 01/15/25 ^	11,291,984	13,017,066
2.375% due 01/15/27 ^	5,887,740	7,157,625
2.500% due 01/15/29 ^	6,567,031	8,426,045
3.625% due 04/15/28 ^	22,117,047	29,795,994
3.875% due 04/15/29 ^	8,366,065	11,835,113

		482,836,990

U.S. Treasury Notes - 0.1%

1.750% due 12/31/24 ‡	550,000	586,889

Total U.S. Treasury Obligations (Cost $445,424,325)		483,423,879

FOREIGN GOVERNMENT BONDS & NOTES - 8.6%

Argentina Bocon (Argentina) 30.022% (ARS Deposit + 0.000%) due 10/04/22 § Ω	ARS 115,775	988
Australia Government (Australia)
1.250% due 02/21/22 ^ ~	AUD 3,029,523	2,482,028
3.000% due 09/20/25 ^ ~	3,090,000	3,117,465
Bonos del Tesoro Nacional en Pesos Badlar (Argentina) 31.619% (ARS Deposit + 2.000%) due 04/03/22 §	ARS 6,249,000	38,292
Brazil Letras do Tesouro Nacional (Brazil) 3.273% due 10/01/20	BRL 4,358,000	797,239
Canadian Government (Canada) 4.250% due 12/01/26 ^	CAD 2,318,175	2,219,666
Italy Buoni Poliennali Del Tesoro (Italy) 1.400% due 05/26/25 ^ ~	EUR 8,993,250	10,322,814
Japanese Government CPI Linked (Japan)
0.100% due 03/10/28 ^	JPY 352,465,570	3,253,880
0.100% due 03/10/29 ^	281,831,760	2,610,941
Mexican Bonos (Mexico) 7.750% due 05/29/31	MXN 25,425,000	1,251,145
New Zealand Government Inflation Linked (New Zealand) 2.000% due 09/20/25 ^ ~	NZD 13,053,160	9,304,018
Peruvian Government (Peru) 5.940% due 02/12/29 ~	PEN 1,900,000	619,887
Qatar Government (Qatar) 3.875% due 04/23/23 ~	$700,000	752,423
Saudi Government (Saudi Arabia) 4.000% due 04/17/25 ~	1,230,000	1,366,436
United Kingdom Gilt Inflation Linked (United Kingdom) 1.250% due 11/22/27 ^ ~	GBP 1,643,426	2,730,079

Total Foreign Government Bonds & Notes (Cost $41,862,356)		40,867,301

	Principal Amount	Value

SHORT-TERM INVESTMENTS - 1.4%

Foreign Government Issues - 0.0%

Argentina Treasury Bills (Argentina) 0.000% due 10/29/20 Ω	ARS 1,542,000	$16,605
Letras del Tesoro en Pesos Badlar (Argentina) 30.366% (ARS Deposit + 2.000%) due 08/28/20 §	2,066,000	13,233

		29,838

Repurchase Agreements - 1.4%

Fixed Income Clearing Corp 0.000% due 07/01/20 (Dated 06/30/20, repurchase price of $4,003,221; collateralized by U.S. Treasury Notes: 1.250% due 08/31/24 and value $4,083,364)	$4,003,221	4,003,221
BNP Paribas S.A. 0.130% due 07/01/20 (Dated 06/30/20, repurchase price of $2,800,010; collateralized by Government National Mortgage Association: 4.000% due 02/20/49 and value $2,875,159)	2,800,000	2,800,000

		6,803,221

Total Short-Term Investments (Cost $6,870,083)		6,833,059

TOTAL INVESTMENTS - 147.6% (Cost $663,476,850)		700,017,241

DERIVATIVES - (0.4%)		(1,920,322)

OTHER ASSETS & LIABILITIES, NET - (47.2%)		(223,961,696)

NET ASSETS - 100.0%		$474,135,223

Notes to Schedule of Investments

(a)	As of June 30, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

U.S. Treasury Obligations	102.0%
Mortgage-Backed Securities	20.5%
Corporate Bonds & Notes	8.8%
Foreign Government Bonds & Notes	8.6%
Asset-Backed Securities	6.3%
Others (each less than 3.0%)	1.4%

	147.6%
Derivatives	(0.4%	)
Other Assets & Liabilities, Net	(47.2%	)

	100.0%

(b)

Investments with a total aggregate value of $17,593 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(c)

As of June 30, 2020, investments with a total aggregate value of $2,574,042 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts, swap agreements and delayed delivery securities (including sale-buyback financing transactions).

(d)

The average amount of borrowings by the fund on reverse repurchase agreements during the period ended June 30, 2020 was $894,423 at a weighted average interest rate of 0.876%. The average amount of borrowings by the Fund on sale-buyback financing transactions during the period ended June 30, 2020 was $143,146,411 at a weighted average interest rate of 1.115%.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

(e)	Open futures contracts outstanding as of June 30, 2020 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-Bobl	09/20	110	$16,600,662	$16,681,497	$80,835
Euro-Bund	09/20	65	12,828,521	12,890,809	62,288
Euro-Schatz	08/20	671	77,836,385	77,836,000	(385)
U.S. Treasury 5-Year Notes	09/20	44	5,520,682	5,532,656	11,974
U.S. Treasury Ultra Long Bonds	09/20	67	14,738,168	14,616,469	(121,699)

					33,013

Short Futures Outstanding
Australia Treasury 3-Year Bond	09/20	36	2,906,902	2,908,187	(1,285)
Australia Treasury 10-Year Notes	09/20	15	1,515,731	1,540,183	(24,452)
Euro-BTP	09/20	24	3,786,659	3,879,579	(92,920)
Euro-Buxl	09/20	16	3,881,545	3,953,999	(72,454)
Euro-OAT	09/20	1	185,815	188,355	(2,540)
Euro-Schatz	09/20	726	91,423,981	91,468,189	(44,208)
Japan 10-Year Bonds	09/20	4	5,628,419	5,629,081	(662)
Long Gilt	09/20	14	2,389,504	2,387,697	1,807
Short Euro-BTP	09/20	93	11,637,045	11,689,833	(52,788)
U.S. Treasury 2-Year Notes	09/20	4	883,185	883,313	(128)
U.S. Treasury 10-Year Notes	09/20	486	67,398,340	67,637,531	(239,191)
U.S. Treasury 30-Year Bonds	09/20	150	26,723,229	26,784,375	(61,146)
U.S. Treasury Ultra 10-Year Notes	09/20	21	3,293,850	3,307,172	(13,322)

					(603,289)

Total Futures Contracts					($570,276)

(f)	Forward foreign currency contracts outstanding as of June 30, 2020 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	7,879,000	USD	5,197,784	07/20	MSC	$239,515	$-
BRL	472,466	USD	86,279	07/20	BNP	601	-
BRL	4,358,000	USD	795,836	07/20	CIT	5,547	-
BRL	4,830,466	USD	915,728	07/20	DUB	-	(27,465)
BRL	4,358,000	USD	798,439	08/20	JPM	1,624	-
DKK	7,789,286	USD	1,185,031	07/20	CIT	-	(10,619)
DKK	13,979,233	USD	2,086,457	07/20	CIT	21,231	-
DKK	8,238,994	USD	1,247,789	07/20	JPM	-	(5,574)
DKK	8,762,081	USD	1,326,800	07/20	MSC	-	(5,718)
DKK	18,182,759	USD	2,738,463	07/20	MSC	3,001	-
DKK	9,714,207	USD	1,463,461	07/20	SGN	1,176	-
EUR	887,000	USD	995,783	07/20	BNP	761	-
EUR	900,000	USD	1,014,714	07/20	CIT	-	(3,565)
JPY	172,770,850	USD	1,616,948	07/20	BOA	-	(16,847)
JPY	216,048,982	USD	2,019,716	07/20	MSC	-	(18,799)
JPY	139,868,246	USD	1,307,669	07/20	TDB	-	(12,292)
JPY	150,111,922	USD	1,404,239	07/20	UBS	-	(13,992)
USD	5,228,032	AUD	7,879,000	07/20	MSC	-	(209,267)
USD	5,236,714	AUD	7,879,000	07/20	TDB	-	(200,585)
USD	5,390,008	AUD	7,879,000	08/20	CIT	-	(48,315)
USD	88,172	BRL	472,466	07/20	BNP	1,291	-
USD	1,043,058	BRL	4,358,000	07/20	CIT	241,675	-
USD	882,116	BRL	4,830,466	07/20	DUB	-	(6,148)
USD	914,757	BRL	4,830,466	08/20	DUB	27,956	-
USD	796,374	BRL	4,358,000	10/20	JPM	-	(1,999)
USD	2,120,166	CAD	2,906,000	07/20	BNP	-	(20,376)
USD	196,720	DKK	1,335,000	07/20	BNP	-	(4,561)
USD	10,901,182	DKK	74,748,316	07/20	BOA	-	(368,824)
USD	1,505,968	DKK	9,999,233	10/20	CIT	-	(4,639)
USD	1,187,570	DKK	7,789,286	10/20	CIT	10,825	-
USD	1,250,473	DKK	8,238,994	10/20	JPM	5,790	-
USD	2,744,247	DKK	18,182,759	10/20	MSC	-	(2,663)
USD	2,727,000	DKK	17,994,606	10/20	MSC	8,514	-
USD	1,466,481	DKK	9,714,207	10/20	SGN	-	(1,067)
USD	1,714,466	EUR	1,529,000	07/20	BNP	-	(3,365)
USD	1,712,159	EUR	1,512,000	07/20	BNP	13,427	-
USD	375,223	EUR	334,000	07/20	GSC	-	(26)
USD	1,031,740	EUR	924,000	07/20	HSB	-	(6,373)
USD	7,645,356	EUR	6,869,000	07/20	TDB	-	(71,962)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	10,543,742	EUR	9,381,000	08/20	TDB	$-	($3,356)
USD	1,051,543	GBP	831,000	07/20	BNP	21,851	-
USD	8,373,820	GBP	6,789,000	07/20	GSC	-	(38,434)
USD	968,193	GBP	781,000	07/20	HSB	455	-
USD	10,302,382	GBP	8,401,000	08/20	HSB	-	(109,540)
USD	6,305,450	JPY	678,800,000	07/20	TDB	18,810	-
USD	1,617,629	JPY	172,770,850	08/20	BOA	16,873	-
USD	2,020,575	JPY	216,048,982	08/20	MSC	18,838	-
USD	1,308,215	JPY	139,868,246	08/20	TDB	12,308	-
USD	1,404,837	JPY	150,111,922	08/20	UBS	14,021	-
USD	1,089,457	MXN	27,153,077	07/20	GSC	-	(88,451)
USD	9,159,199	NZD	14,743,333	07/20	HSB	-	(354,673)
USD	9,444,327	NZD	14,743,333	08/20	CIT	-	(70,247)
USD	590,695	PEN	2,030,928	07/20	CIT	17,466	-

Total Forward Foreign Currency Contracts						$703,556	($1,729,742)

(g)	Purchased options outstanding as of June 30, 2020 were as follows:

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Put - U.S. Treasury 5-Year Notes (08/20)	$106.75	07/24/20	CME	37	$3,949,750	$336	$37

Total Purchased Options						$336	$37

(h)	Premiums received and value of written options outstanding as of June 30, 2020 were as follows:

Credit Default Swaptions on Credit Indices – Buy Protection
Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - iTraxx Main 33 5Y	0.550%	08/19/20	DUB	EUR 1,200,000	$1,146	($11)
Call - CDX IG34 5Y	0.600%	08/19/20	BNP	$1,000,000	800	(525)
Call - CDX IG34 5Y	0.600%	08/19/20	BOA	1,700,000	1,020	(893)
Call - CDX IG34 5Y	0.600%	08/19/20	GSC	1,400,000	966	(735)
Call - CDX IG34 5Y	0.625%	08/19/20	BNP	1,400,000	980	(1,066)
Call - iTraxx Main 33 5Y	0.475%	09/16/20	BOA	EUR 1,300,000	735	(579)
Call - iTraxx Main 33 5Y	0.500%	09/16/20	BNP	1,100,000	681	(741)
Call - iTraxx Main 33 5Y	0.500%	09/16/20	GSC	1,100,000	863	(741)
Call - CDX IG34 5Y	0.550%	09/16/20	BOA	$1,500,000	1,050	(730)
Call - iTraxx Main 33 5Y	0.500%	10/21/20	DUB	EUR 1,000,000	898	(1,041)
Call - iTraxx Main 33 5Y	0.500%	10/21/20	JPM	1,200,000	1,011	(1,249)

					10,150	(8,311)

Credit Default Swaptions on Credit Indices – Sell Protection
Put - iTraxx Main 33 5Y	1.000%	08/19/20	DUB	1,200,000	1,011	(10)
Put - CDX IG34 5Y	1.100%	08/19/20	BNP	$1,000,000	1,300	(1,271)
Put - CDX IG34 5Y	1.100%	08/19/20	BOA	1,700,000	3,281	(2,161)
Put - CDX IG34 5Y	1.100%	08/19/20	GSC	1,400,000	2,240	(1,780)
Put - CDX IG34 5Y	1.150%	08/19/20	BOA	1,300,000	1,820	(1,428)
Put - CDX IG34 5Y	1.200%	08/19/20	BNP	1,400,000	2,030	(1,341)
Put - iTraxx Main 33 5Y	1.000%	09/16/20	BOA	EUR 1,300,000	2,535	(2,681)
Put - iTraxx Main 33 5Y	1.100%	09/16/20	BNP	1,100,000	2,167	(1,746)
Put - CDX IG34 5Y	1.100%	09/16/20	BOA	$1,500,000	3,037	(3,296)
Put - iTraxx Main 33 5Y	1.100%	09/16/20	GSC	EUR 1,100,000	1,972	(1,747)
Put - iTraxx Main 33 5Y	1.200%	10/21/20	DUB	1,000,000	2,470	(2,146)
Put - iTraxx Main 33 5Y	1.200%	10/21/20	JPM	1,200,000	3,034	(2,575)
Put - CDX IG33 5Y	2.500%	03/17/21	GSC	$1,400,000	980	(3,092)
Put - iTraxx Main 32 5Y	2.500%	03/17/21	GSC	EUR 1,100,000	845	(1,965)

					28,722	(27,239)

Total Credit Default Swaptions on Credit Indices					$38,872	($35,550)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Cap - U.S. CPI Urban Consumers	233.92	Maximum of [0, Final Index/Initial Index - (1.000+ 4.000%)^10]	04/22/24	JPM	$13,800,000	$100,395	($1)
Cap - U.S. CPI Urban Consumers	234.78	Maximum of [0, Final Index/Initial Index - (1+4.000%)^[10] ]	05/16/24	JPM	1,300,000	9,035	(17)
Cap - Eurostat Eurozone HICP	117.20	Maximum of [0, (Final Index/Initial Index) - (1+3.000%)^20)]	06/22/35	GSC	EUR 2,200,000	100,087	(1,132)

						209,517	(1,150)

Floor - U.S. CPI Urban Consumers	217.97	Maximum of [0, (1+0.000%)^[10] - Final Index/Initial Index]	09/29/20	CIT	$8,500,000	109,650	-
Floor - U.S. CPI Urban Consumers	238.64	Maximum of [0, 0.000% - ((Final Index/Initial Index)-1)]	10/02/20	JPM	3,800,000	70,136	-

						179,786	-

Total Inflation Floor/Cap Options						$389,303	($1,150)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.000%	08/24/20	MSC	EUR 1,600,000	$52,502	($51,264)
Call - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.000%	08/25/20	JPM	700,000	21,351	(22,761)
Call - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.000%	08/27/20	GSC	1,200,000	36,940	(40,108)

							$110,793	($114,133)

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - Fannie Mae 2.000% due 07/14/50	$100.40	07/07/20	JPM	$1,700,000	$11,688	($405)
Put - Fannie Mae 2.000% due 07/14/50	100.79	07/07/20	JPM	2,600,000	16,859	(951)
Put - Fannie Mae 2.000% due 07/14/50	100.87	07/07/20	JPM	900,000	5,906	(358)
Put - Fannie Mae 2.500% due 07/14/50	102.50	07/07/20	JPM	1,600,000	7,437	-
Put - Fannie Mae 2.500% due 07/14/50	102.53	07/07/20	JPM	1,000,000	3,516	-
Put - Fannie Mae 2.500% due 08/13/50	102.08	08/06/20	GSC	3,200,000	13,500	(3,132)
Put - Fannie Mae 2.500% due 08/13/50	102.13	08/06/20	GSC	500,000	1,953	(506)
Put - Fannie Mae 2.500% due 08/13/50	102.56	08/06/20	JPM	300,000	1,594	(392)

					$62,453	($5,744)

Total Written Options					$601,421	($156,577)

(i)	Swap agreements outstanding as of June 30, 2020 were as follows:

Credit Default Swaps on Corporate Issues – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Implied Credit Spread at 06/30/20 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Daimler AG	Q	1.000%	12/20/20	ICE	0.320%	EUR 240,000	$952	$938	$14
General Electric Co	Q	1.000%	12/20/20	ICE	0.877%	$100,000	84	(415)	499
Ally Financial Inc	Q	5.000%	06/20/22	ICE	0.927%	200,000	16,272	10,111	6,161
General Electric Co	Q	1.000%	12/20/23	ICE	1.476%	300,000	(4,748)	(11,701)	6,953

							$12,560	($1,067)	$13,627

Credit Default Swaps on Credit Indices – Buy Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY33 5Y	Q	5.000%	12/20/24	ICE	$1,242,000	$5,888	($70,375)	$76,263
CDX HY34 5Y	Q	5.000%	06/20/25	ICE	5,985,000	36,118	339,235	(303,117)

						$42,006	$268,860	($226,854)

Total Credit Default Swaps						$54,566	$267,793	($213,227)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Long
Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.860%	U.S. CPI Urban Consumers	Z/Z	LCH	06/15/21	$700,000	$269	$-	$269
0.900%	U.S. CPI Urban Consumers	Z/Z	LCH	06/17/21	4,500,000	651	-	651
1.030%	U.S. CPI Urban Consumers	Z/Z	LCH	06/18/21	4,300,000	4,819	50	4,769
1.338%	U.S. CPI Urban Consumers	Z/Z	LCH	06/29/21	200,000	133	-	133
1.335%	U.S. CPI Urban Consumers	Z/Z	LCH	07/01/21	1,800,000	1	-	1
2.890%	GBP Retail Price	Z/Z	LCH	06/15/22	GBP 3,800,000	29,434	1,467	27,967
3.850%	GBP Retail Price	Z/Z	LCH	09/15/24	2,700,000	205,974	125	205,849
3.330%	GBP Retail Price	Z/Z	LCH	01/15/25	5,700,000	102,873	133,847	(30,974)
3.603%	GBP Retail Price	Z/Z	LCH	11/15/28	120,000	9,707	-	9,707
3.633%	GBP Retail Price	Z/Z	LCH	12/15/28	700,000	59,976	-	59,976
1.954%	U.S. CPI Urban Consumers	Z/Z	LCH	06/03/29	$2,350,000	124,918	-	124,918
1.998%	U.S. CPI Urban Consumers	Z/Z	LCH	07/25/29	7,700,000	460,943	-	460,943
1.760%	U.S. CPI Urban Consumers	Z/Z	LCH	11/04/29	3,100,000	98,924	(3,109)	102,033
1.883%	U.S. CPI Urban Consumers	Z/Z	LCH	11/20/29	700,000	31,184	642	30,542
3.438%	GBP Retail Price	Z/Z	LCH	01/15/30	GBP 1,600,000	45,081	-	45,081
3.480%	GBP Retail Price	Z/Z	LCH	01/15/30	1,100,000	38,616	14,849	23,767
3.190%	GBP Retail Price	Z/Z	LCH	04/15/30	3,800,000	117,398	(214,684)	332,082
3.400%	GBP Retail Price	Z/Z	LCH	06/15/30	2,500,000	116,212	57,700	58,512
3.325%	GBP Retail Price	Z/Z	LCH	08/15/30	830,000	46,716	7,797	38,919
3.300%	GBP Retail Price	Z/Z	LCH	12/15/30	560,000	20,552	(26,586)	47,138

						$1,514,381	($27,902)	$1,542,283

Interest Rate Swaps – Short
Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.160%	France CPI Excluding Tobacco	Z/Z	LCH	08/15/20	EUR 130,000	($2,159)	$92	($2,251)
1.345%	France CPI Excluding Tobacco	Z/Z	LCH	06/15/21	1,300,000	(38,833)	-	(38,833)
1.603%	U.S. CPI Urban Consumers	Z/Z	LCH	09/12/21	$1,850,000	(2,302)	55,721	(58,023)
1.592%	U.S. CPI Urban Consumers	Z/Z	LCH	09/20/21	5,700,000	(90,763)	(532)	(90,231)
1.488%	U.S. CPI Urban Consumers	Z/Z	LCH	10/01/21	700,000	(10,031)	-	(10,031)
2.069%	U.S. CPI Urban Consumers	Z/Z	LCH	07/15/22	1,200,000	(37,500)	-	(37,500)
2.210%	U.S. CPI Urban Consumers	Z/Z	LCH	02/05/23	6,810,000	(312,940)	-	(312,940)
2.263%	U.S. CPI Urban Consumers	Z/Z	LCH	04/27/23	5,320,000	(286,002)	(801)	(285,201)
2.263%	U.S. CPI Urban Consumers	Z/Z	LCH	05/09/23	1,150,000	(61,538)	-	(61,538)
2.281%	U.S. CPI Urban Consumers	Z/Z	LCH	05/10/23	1,760,000	(99,046)	-	(99,046)
0.300%	6-Month JPY-LIBOR	S/S	LCH	09/20/27	JPY 377,560,000	(79,986)	(5,092)	(74,894)
3.250%	3-Month NZD Bank Bills	S/Q	CME	03/21/28	NZD 4,500,000	(620,896)	11,167	(632,063)

						($1,641,996)	$60,555	($1,702,551)

Total Interest Rate Swaps						($127,615)	$32,653	($160,268)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Total Return Swaps – Long

Receive	Pay	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. Treasury Inflation Protected Securities 0.125% due 08/20/20	0.220%	Z	BNP	08/20/20	$20,000,000	$206,175	$-	$206,175

Total Swap Agreements						$133,126	$300,446	($167,320)

Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps and Centrally Cleared Swaps

	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swap Agreements
Assets	$-	$206,175
Liabilities	-	-
Centrally Cleared Swap Agreements (1)
Assets	633,741	1,663,147
Liabilities	(333,295)	(2,036,642)

	$300,446	($167,320)

(1)	Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and Liabilities.

(j)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$41,724,786	$-	$41,724,786	$-
	Mortgage-Backed Securities	97,153,133	-	97,153,133	-
	Asset-Backed Securities	30,015,083	-	29,453,223	561,860
	U.S. Treasury Obligations	483,423,879	-	483,423,879	-
	Foreign Government Bonds & Notes	40,867,301	-	40,867,301	-
	Short-Term Investments	6,833,059	-	6,833,059	-
	Derivatives:
	Credit Contracts
	Swaps	89,890	-	89,890	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	703,556	-	703,556	-
	Interest Rate Contracts
	Futures	156,904	156,904	-	-
	Purchased Options	37	-	37	-
	Swaps	1,779,432	-	1,779,432	-

	Total Interest Rate Contracts	1,936,373	156,904	1,779,469	-

	Total Asset - Derivatives	2,729,819	156,904	2,572,915	-

	Total Assets	702,747,060	156,904	702,028,296	561,860

Liabilities	Sale-buyback Financial Transactions	(255,436,052)	-	(255,436,052)	-
	Derivatives:
	Credit Contracts
	Written Options	(35,550)	-	(35,550)	-
	Swaps	(303,117)	-	(303,117)	-

	Total Credit Contracts	(338,667)	-	(338,667)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,729,742)	-	(1,729,742)	-
	Interest Rate Contracts
	Futures	(727,180)	(727,180)	-	-
	Written Options	(121,027)	-	(121,027)	-
	Swaps	(1,733,525)	-	(1,733,525)	-

	Total Interest Rate Contracts	(2,581,732)	(727,180)	(1,854,552)	-

	Total Liabilities - Derivatives	(4,650,141)	(727,180)	(3,922,961)	-

	Total Liabilities	(260,086,193)	(727,180)	(259,359,013)	-

	Total	$442,660,867	($570,276)	$442,669,283	$561,860

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 39.7%

Basic Materials - 0.4%

Huntsman International LLC 5.125% due 11/15/22	$8,500,000	$9,008,042
Syngenta Finance NV (Switzerland) 4.441% due 04/24/23 ~	4,400,000	4,621,595

		13,629,637

Communications - 2.4%

Amazon.com Inc 5.200% due 12/03/25	200,000	245,675
AT&T Inc
1.100% (USD LIBOR + 0.750%) due 06/01/21 §	5,410,000	5,437,899
2.750% due 06/01/31	9,700,000	10,057,709
3.000% due 06/30/22	3,895,000	4,069,196
4.350% due 03/01/29	4,500,000	5,249,493
CenturyLink Inc 4.000% due 02/15/27 ~	2,600,000	2,522,559
Charter Communications Operating LLC 4.464% due 07/23/22	8,350,000	8,905,844
Crown Castle Towers LLC 3.222% due 05/15/42 ~	300,000	305,097
eBay Inc 2.750% due 01/30/23	2,439,000	2,551,051
Entercom Media Corp 7.250% due 11/01/24 ~ ‡	5,300,000	4,630,319
SES SA (Luxembourg) 3.600% due 04/04/23 ~	800,000	828,314
Sprint Communications Inc 7.000% due 08/15/20	3,500,000	3,520,055
Sprint Corp
7.250% due 09/15/21	600,000	629,703
7.875% due 09/15/23	1,200,000	1,352,994
T-Mobile USA Inc
2.050% due 02/15/28 ~	3,000,000	3,008,910
2.550% due 02/15/31 ~	2,900,000	2,917,458
Telstra Corp Ltd (Australia) 4.800% due 10/12/21 ~	1,800,000	1,885,922
The Walt Disney Co 2.650% due 01/13/31	6,600,000	7,010,508
Verizon Communications Inc 3.376% due 02/15/25	10,679,000	11,858,956
Vodafone Group PLC (United Kingdom) 3.750% due 01/16/24	6,400,000	6,994,202

		83,981,864

Consumer, Cyclical - 6.8%

Air Canada Pass-Through Trust ‘AA’ (Canada) 3.750% due 06/15/29 ~	1,775,652	1,684,829
Alaska Airlines Pass-Through Trust ‘A’ due 02/15/29 # ~	6,100,000	6,206,750
Alimentation Couche-Tard Inc (Canada) 2.700% due 07/26/22 ~	6,200,000	6,351,854
American Airlines Pass-Through Trust ‘A’
3.250% due 04/15/30	2,539,983	2,083,166
4.000% due 01/15/27	2,755,059	2,113,902
American Airlines Pass-Through Trust ‘AA’ 3.000% due 04/15/30	2,879,187	2,649,422
BMW Finance NV (Germany) 2.250% due 08/12/22 ~	4,800,000	4,956,632
Daimler Finance North America LLC (Germany)
0.865% (USD LIBOR + 0.430%) due 02/12/21 § ~	3,900,000	3,884,414
2.000% due 07/06/21 ~	1,400,000	1,411,282
2.550% due 08/15/22 ~	10,500,000	10,778,878

	Principal Amount	Value
2.850% due 01/06/22 ~	$2,300,000	$2,352,542
2.875% due 03/10/21 ~	1,300,000	1,313,894
3.350% due 05/04/21 ~	6,300,000	6,416,920
3.700% due 05/04/23 ~	6,200,000	6,565,705
Delta Air Lines Pass-Through Trust ‘A’ 6.821% due 02/10/24	2,948,844	2,896,622
DR Horton Inc
2.550% due 12/01/20	2,200,000	2,215,891
5.750% due 08/15/23	4,500,000	5,091,090
FCE Bank PLC (United Kingdom) 0.221% (EUR LIBOR + 0.500%) due 08/26/20 § ~	EUR 2,000,000	2,237,213
Ford Motor Credit Co LLC
0.185% (EUR LIBOR + 0.430%) due 05/14/21 §	2,400,000	2,609,351
1.227% (USD LIBOR + 0.930%) due 09/24/20 §	$4,600,000	4,563,310
1.627% (USD LIBOR + 1.235%) due 02/15/23 §	5,000,000	4,439,845
2.183% (USD LIBOR + 0.810%) due 04/05/21 §	7,600,000	7,294,821
3.021% due 03/06/24	EUR 4,900,000	5,290,568
3.157% due 08/04/20	$6,000,000	5,982,450
3.336% due 03/18/21	6,200,000	6,155,577
5.584% due 03/18/24	9,200,000	9,308,238
General Motors Financial Co Inc
1.601% (USD LIBOR + 1.100%) due 11/06/21 §	1,600,000	1,583,645
2.450% due 11/06/20	7,800,000	7,812,648
2.861% (USD LIBOR + 1.550%) due 01/14/22 §	1,100,000	1,093,017
3.200% due 07/13/20	4,600,000	4,602,187
3.550% due 07/08/22	8,800,000	9,026,171
Latam Airlines Pass-Through Trust ‘A’ (Chile) 4.200% due 08/15/29	535,619	463,310
Marriott International Inc 2.125% due 10/03/22	6,300,000	6,191,566
Newell Brands Inc 4.350% due 04/01/23	1,121,000	1,160,011
Nissan Motor Acceptance Corp
2.550% due 03/08/21 ~	3,600,000	3,575,112
2.600% due 09/28/22 ~	600,000	587,421
2.650% due 07/13/22 ~	3,000,000	2,956,052
3.150% due 03/15/21 ~	1,300,000	1,296,367
3.875% due 09/21/23 ~	3,400,000	3,408,211
Panasonic Corp (Japan) 2.536% due 07/19/22 ~	3,500,000	3,603,862
QVC Inc 4.375% due 03/15/23	3,600,000	3,617,640
Starbucks Corp 2.550% due 11/15/30	9,700,000	10,194,917
Toyota Industries Corp (Japan) 3.110% due 03/12/22 ~	7,400,000	7,625,132
Toyota Tsusho Corp (Japan) 3.625% due 09/13/23 ~	900,000	964,992
Volkswagen Group of America Finance LLC (Germany)
1.375% (USD LIBOR + 0.940%) due 11/12/21 § ~	5,900,000	5,883,123
4.000% due 11/12/21 ~	10,000,000	10,415,160
4.250% due 11/13/23 ~	5,400,000	5,915,817
4.625% due 11/13/25 ~	1,000,000	1,138,262
4.750% due 11/13/28 ~	5,900,000	6,957,835
Volkswagen International Finance NV (Germany) 1.288% (EUR LIBOR + 1.550%) due 11/16/24 § ~	EUR 2,300,000	2,550,033
Volkswagen Leasing GmbH (Germany) 1.000% due 02/16/23 ~	1,300,000	1,458,794

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Whirlpool Corp 4.600% due 05/15/50	$7,900,000	$9,004,621
Wynn Las Vegas LLC 5.500% due 03/01/25 ~	8,400,000	7,712,838

		237,653,910

Consumer, Non-Cyclical - 5.3%

AbbVie Inc
2.600% due 11/21/24 ~	8,100,000	8,630,812
3.200% due 11/06/22	4,400,000	4,623,326
3.450% due 03/15/22 ~	3,000,000	3,117,908
5.000% due 12/15/21 ~	3,800,000	3,990,171
Adani Ports & Special Economic Zone Ltd (India) 3.375% due 07/24/24 ~	8,700,000	8,625,502
Anthem Inc 2.375% due 01/15/25	3,400,000	3,605,550
Bacardi Ltd (Bermuda)
4.450% due 05/15/25 ~	6,700,000	7,335,087
4.500% due 01/15/21 ~	3,400,000	3,426,370
BAT Capital Corp (United Kingdom) 2.764% due 08/15/22	6,700,000	6,941,724
BAT International Finance PLC (United Kingdom) 3.500% due 06/15/22 ~	1,700,000	1,783,132
Bayer US Finance II LLC (Germany)
1.323% (USD LIBOR + 1.010%) due 12/15/23 § ~	700,000	699,842
3.875% due 12/15/23 ~	6,200,000	6,806,062
Cigna Corp 0.949% (USD LIBOR + 0.650%) due 09/17/21 §	800,000	800,039
Conagra Brands Inc
3.800% due 10/22/21	440,000	457,481
4.300% due 05/01/24	4,400,000	4,868,530
Constellation Brands Inc 3.700% due 12/06/26	4,400,000	4,913,945
CVS Pass-Through Trust 6.943% due 01/10/30	186,011	213,093
Danone SA (France) 2.589% due 11/02/23 ~	2,300,000	2,422,672
Duke University 2.682% due 10/01/44	9,600,000	10,102,277
EMD Finance LLC (Germany) 2.950% due 03/19/22 ~	3,960,000	4,087,823
Emory University 2.143% due 09/01/30	6,400,000	6,669,272
ERAC USA Finance LLC 2.700% due 11/01/23 ~	5,300,000	5,364,777
Fresenius Medical Care US Finance Inc (Germany) 5.750% due 02/15/21 ~	2,300,000	2,365,463
General Mills Inc 2.145% (USD LIBOR + 1.010%) due 10/17/23 §	1,000,000	1,005,516
HCA Inc
4.750% due 05/01/23	100,000	108,551
5.000% due 03/15/24	5,600,000	6,230,782
Imperial Brands Finance PLC (United Kingdom) 3.125% due 07/26/24 ~	9,000,000	9,359,151
JT International Financial Services BV (Japan) 3.500% due 09/28/23 ~	4,100,000	4,416,217
Keurig Dr Pepper Inc 4.057% due 05/25/23	5,200,000	5,675,442
Mylan Inc 4.200% due 11/29/23	1,500,000	1,640,001
Mylan NV 2.250% due 11/22/24 ~	EUR 6,100,000	7,189,847

	Principal Amount	Value
PayPal Holdings Inc 2.400% due 10/01/24	$8,600,000	$9,138,658
Pernod Ricard SA (France) 5.750% due 04/07/21 ~	3,417,000	3,549,708
Reckitt Benckiser Treasury Services PLC (United Kingdom) 2.375% due 06/24/22 ~	4,400,000	4,534,704
Reynolds American Inc (United Kingdom) 4.000% due 06/12/22	1,100,000	1,162,728
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/23	1,900,000	2,013,606
Takeda Pharmaceutical Co Ltd (Japan)
2.050% due 03/31/30	2,600,000	2,579,104
4.400% due 11/26/23	5,900,000	6,564,546
Teva Pharmaceutical Finance Netherlands II BV (Israel) 3.250% due 04/15/22	EUR 6,100,000	6,846,974
Tyson Foods Inc 0.824% (USD LIBOR + 0.450%) due 08/21/20 §	$1,100,000	1,100,121
Zoetis Inc 2.000% due 05/15/30	9,700,000	9,914,199

		184,880,713

Energy - 1.4%

ANR Pipeline Co 9.625% due 11/01/21	2,300,000	2,571,464
Baker Hughes a GE Co LLC 2.773% due 12/15/22	3,600,000	3,759,724
Cheniere Corpus Christi Holdings LLC 7.000% due 06/30/24	1,500,000	1,708,322
Chevron Corp 2.236% due 05/11/30	8,000,000	8,385,140
El Paso Natural Gas Co LLC 8.625% due 01/15/22	4,500,000	4,946,409
Enbridge Inc (Canada) 2.900% due 07/15/22	1,000,000	1,037,849
Energy Transfer Operating LP 4.250% due 03/15/23	2,700,000	2,853,424
Florida Gas Transmission Co LLC 5.450% due 07/15/20 ~	1,000,000	1,001,493
MPLX LP
1.213% (USD LIBOR + 0.900%) due 09/09/21 §	2,700,000	2,679,197
3.500% due 12/01/22	1,400,000	1,459,484
Occidental Petroleum Corp 2.900% due 08/15/24	6,000,000	5,141,940
Odebrecht Drilling Norbe VIII (Brazil)
6.350% due 12/01/21 ~	366,696	314,445
7.350% PIK due 12/01/26 ~	2,023,953	607,186
Odebrecht Oil & Gas Finance Ltd (Brazil) 0.000% due 07/30/20 ~	1,012,000	3,542
Phillips 66 0.960% (USD LIBOR + 0.600%) due 02/26/21 §	1,200,000	1,198,323
Plains All American Pipeline LP 3.650% due 06/01/22	4,400,000	4,499,643
Rio Oil Finance Trust (Brazil)
9.250% due 07/06/24 ~	1,335,530	1,368,918
9.750% due 01/06/27 ~	4,609,812	4,788,443
Woodside Finance Ltd (Australia) 4.600% due 05/10/21 ~	2,200,000	2,239,994

		50,564,940

Financial - 15.6%

AIB Group PLC (Ireland) 4.750% due 10/12/23 ~	7,400,000	7,986,888
Aircastle Ltd 5.500% due 02/15/22	1,710,000	1,726,793
Ally Financial Inc 7.500% due 09/15/20	500,000	504,953

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Ambac LSNI LLC (Cayman) 6.000% (USD LIBOR + 5.000%) due 02/12/23 § ~	$5,700,196	$5,646,699
American Campus Communities Operating Partnership LP REIT 2.850% due 02/01/30	5,000,000	4,834,292
American Express Co 3.700% due 08/03/23	6,200,000	6,750,956
American Tower Corp REIT
2.250% due 01/15/22	599,000	614,088
3.000% due 06/15/23	900,000	960,214
3.375% due 05/15/24	9,500,000	10,321,087
Assurant Inc 1.534% (USD LIBOR + 1.250%) due 03/26/21 §	1,367,000	1,367,037
AvalonBay Communities Inc REIT
2.300% due 03/01/30	9,500,000	10,034,976
3.500% due 11/15/24	500,000	546,950
Banco Bilbao Vizcaya Argentaria SA (Spain) 8.875% due 04/14/21 ~	EUR 6,400,000	7,450,596
Banco Espirito Santo SA (Portugal)
2.625% due 05/08/21 * Y ~	1,000,000	202,230
4.750% due 01/15/21 * Y ~	5,600,000	1,132,488
Bank of America Corp
1.486% due 05/19/24	$8,000,000	8,133,205
2.020% (USD LIBOR + 1.000%) due 04/24/23 §	4,900,000	4,926,657
Banque Federative du Credit Mutuel SA (France) 3.750% due 07/20/23 ~	7,400,000	8,007,389
Barclays Bank PLC (United Kingdom)
7.625% due 11/21/22	400,000	435,719
10.179% due 06/12/21 ~	6,900,000	7,462,929
Barclays PLC (United Kingdom)
2.852% due 05/07/26	9,600,000	10,005,190
3.932% due 05/07/25	900,000	972,855
7.750% due 09/15/23	1,400,000	1,423,352
8.000% due 12/15/20	EUR 7,225,000	8,161,727
BBVA Bancomer SA (Mexico) 6.500% due 03/10/21 ~	$361,000	370,377
BNP Paribas SA (France) 3.500% due 03/01/23 ~	500,000	529,642
Boston Properties LP REIT 3.250% due 01/30/31	3,200,000	3,449,753
BPCE SA (France) 4.000% due 09/12/23 ~	4,850,000	5,247,616
Brixmor Operating Partnership LP REIT 3.250% due 09/15/23	3,400,000	3,477,927
Canadian Imperial Bank of Commerce (Canada) 0.950% due 06/23/23	8,200,000	8,237,566
Cantor Fitzgerald LP 6.500% due 06/17/22 ~	8,200,000	8,703,097
CBL & Associates LP REIT 4.600% due 10/15/24	3,760,000	1,085,305
CIT Group Inc 4.125% due 03/09/21	1,914,000	1,921,646
Citigroup Inc
1.951% (USD LIBOR + 0.960%) due 04/25/22 §	3,700,000	3,721,235
2.572% due 06/03/31	8,100,000	8,382,158
Cooperatieve Rabobank UA (Netherlands) 6.625% due 06/29/21 ~	EUR 7,200,000	8,337,576
CPI Property Group SA (Czech Republic) 4.750% due 03/08/23 ~	$6,000,000	6,331,320
Credit Agricole SA (France) 1.907% due 06/16/26 ~	7,200,000	7,307,605
Credit Suisse AG (Switzerland) 6.500% due 08/08/23 ~	3,200,000	3,507,738

	Principal Amount	Value
Credit Suisse Group AG (Switzerland)
1.558% (USD LIBOR + 1.240%) due 06/12/24 § ~	$6,200,000	$6,233,750
3.869% due 01/12/29 ~	2,100,000	2,319,647
7.125% due 07/29/22 ~	500,000	515,470
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 3.425% (USD LIBOR + 2.290%) due 04/16/21 §	5,500,000	5,586,166
Crown Castle International Corp REIT
3.700% due 06/15/26	2,277,000	2,541,495
4.875% due 04/15/22	2,376,000	2,539,428
Deutsche Bank AG (Germany)
1.576% (USD LIBOR + 1.190%) due 11/16/22 §	5,800,000	5,615,112
2.281% (USD LIBOR + 0.970%) due 07/13/20 §	5,100,000	5,100,966
2.700% due 07/13/20	7,800,000	7,801,674
3.150% due 01/22/21	6,400,000	6,431,588
3.961% due 11/26/25	18,400,000	19,322,505
Digital Realty Trust LP REIT 3.600% due 07/01/29	4,500,000	5,169,226
EPR Properties REIT 4.500% due 04/01/25	2,200,000	2,090,968
Equinix Inc REIT 2.875% due 03/15/24	EUR 4,000,000	4,580,103
Equitable Holdings Inc 3.900% due 04/20/23	$3,000,000	3,212,438
Essex Portfolio LP REIT 3.375% due 04/15/26	5,200,000	5,649,711
GE Capital International Funding Co Unlimited Co 4.418% due 11/15/35	7,700,000	7,826,090
GLP Capital LP REIT 4.000% due 01/15/30	1,800,000	1,793,934
HSBC Holdings PLC (United Kingdom)
2.099% due 06/04/26	2,500,000	2,527,760
2.848% due 06/04/31	3,400,000	3,484,348
6.875% due 06/01/21	500,000	507,410
ING Groep NV (Netherlands) due 07/01/26 # ~	8,200,000	8,229,030
Intercontinental Exchange Inc 2.100% due 06/15/30	7,100,000	7,252,668
Intesa Sanpaolo SPA (Italy) 3.250% due 09/23/24 ~	7,300,000	7,463,771
JPMorgan Chase & Co
2.182% due 06/01/28	9,600,000	9,943,002
3.797% due 07/23/24	1,500,000	1,627,127
KEB Hana Bank (South Korea) 3.375% due 01/30/22 ~	6,100,000	6,338,575
Life Storage LP REIT 3.875% due 12/15/27	2,600,000	2,838,556
Lloyds Bank PLC (United Kingdom) 5.125% due 03/07/25 ~	GBP 2,000,000	2,983,583
Lloyds Banking Group PLC (United Kingdom)
1.106% (USD LIBOR + 0.800%) due 06/21/21 §	$7,000,000	7,029,908
4.450% due 05/08/25	4,500,000	5,106,507
4.947% due 06/27/25 ~	EUR 300,000	328,345
Manulife Financial Corp (Canada) 4.150% due 03/04/26	$2,000,000	2,359,333
Mid-America Apartments LP REIT 4.200% due 06/15/28	3,000,000	3,481,080
Mitsubishi UFJ Financial Group Inc (Japan) 2.623% due 07/18/22	8,600,000	8,930,674
Mitsubishi UFJ Lease & Finance Co Ltd (Japan) 3.406% due 02/28/22 ~	1,800,000	1,857,501

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Mizuho Financial Group Inc (Japan) 2.555% due 09/13/25	$8,600,000	$8,970,960
Morgan Stanley 1.668% (USD LIBOR + 1.220%) due 05/08/24 §	5,000,000	5,038,346
MPT Operating Partnership LP REIT 3.692% due 06/05/28	GBP 1,300,000	1,621,126
National Retail Properties Inc REIT
2.500% due 04/15/30	$3,000,000	2,871,776
3.500% due 10/15/27	5,600,000	5,858,991
Navient Corp 6.500% due 06/15/22	500,000	492,813
Omega Healthcare Investors Inc REIT
4.375% due 08/01/23	2,200,000	2,286,286
4.750% due 01/15/28	590,000	625,108
Oversea-Chinese Banking Corp Ltd (Singapore) 0.836% (USD LIBOR + 0.450%) due 05/17/21 § ~	5,000,000	5,003,632
Public Storage REIT 3.094% due 09/15/27	4,300,000	4,802,654
Realty Income Corp REIT 3.250% due 10/15/22	3,000,000	3,144,526
Regency Centers LP REIT 4.125% due 03/15/28	3,500,000	3,823,006
Royal Bank of Scotland Group PLC (United Kingdom)
2.000% due 03/04/25 ~	EUR 2,500,000	2,900,216
4.269% due 03/22/25	$2,100,000	2,284,485
7.500% due 08/10/20	8,397,000	8,430,588
8.625% due 08/15/21	8,400,000	8,752,548
Santander Holdings USA Inc 3.450% due 06/02/25	6,100,000	6,365,004
Scentre Group Trust REIT (Australia) 3.625% due 01/28/26 ~	9,700,000	10,183,414
Service Properties Trust REIT
4.250% due 02/15/21	152,000	152,033
4.950% due 10/01/29	8,400,000	7,127,874
Simon Property Group LP REIT 2.750% due 06/01/23	5,000,000	5,215,620
SL Green Realty Corp REIT 4.500% due 12/01/22	2,400,000	2,451,476
Societe Generale SA (France) 4.250% due 09/14/23 ~	7,700,000	8,303,728
Spirit Realty LP REIT 3.200% due 01/15/27	8,100,000	7,748,032
Springleaf Finance Corp
7.750% due 10/01/21	200,000	208,545
8.250% due 12/15/20	4,000,000	4,134,500
State Bank of India (India) 4.000% due 01/24/22 ~	5,900,000	6,048,695
STORE Capital Corp REIT 4.500% due 03/15/28	7,600,000	7,750,889
Synchrony Financial 5.150% due 03/19/29	4,700,000	5,305,316
Tesco Property Finance PLC (United Kingdom)
5.661% due 10/13/41 ~	GBP 97,999	164,026
5.801% due 10/13/40 ~	194,557	327,568
The Goldman Sachs Group Inc 3.200% due 02/23/23	$5,700,000	6,052,297
UBS Group AG (Switzerland)
4.125% due 04/15/26 ~	7,100,000	8,092,460
7.125% due 08/10/21 ~	800,000	817,707
UniCredit SPA (Italy) 7.830% due 12/04/23 ~	11,800,000	13,661,577
Virgin Money UK PLC (United Kingdom) 4.000% due 09/03/27 ~	GBP 500,000	626,401
Washington Prime Group LP REIT 6.450% due 08/15/24	$6,280,000	3,558,907

	Principal Amount	Value
Wells Fargo & Co
2.393% due 06/02/28	$8,100,000	$8,375,516
3.550% due 09/29/25	9,200,000	10,281,400
3.750% due 01/24/24	300,000	328,010
Wells Fargo Bank NA 3.550% due 08/14/23	700,000	759,925

		547,787,261

Industrial - 3.5%

AP Moller - Maersk AS ‘B’ (Denmark) 4.500% due 06/20/29 ~	8,600,000	9,260,086
Arrow Electronics Inc
3.250% due 09/08/24	6,700,000	7,110,375
3.500% due 04/01/22	4,600,000	4,725,350
Aviation Capital Group LLC
2.875% due 01/20/22 ~	3,680,000	3,517,872
4.125% due 08/01/25 ~	6,620,000	5,966,583
Central Japan Railway Co (Japan) 2.800% due 02/23/22 ~	2,200,000	2,268,572
CNH Industrial Capital LLC 4.875% due 04/01/21	3,500,000	3,591,648
Flex Ltd 4.875% due 05/12/30	9,500,000	10,573,128
Fortive Corp 2.350% due 06/15/21	2,000,000	2,025,389
Fortune Brands Home & Security Inc 3.250% due 09/15/29	8,200,000	8,757,538
GATX Corp 4.000% due 06/30/30	9,700,000	10,444,176
Huntington Ingalls Industries Inc 5.000% due 11/15/25 ~	4,600,000	4,763,489
Kansas City Southern 3.125% due 06/01/26	9,800,000	10,324,412
Komatsu Finance America Inc 2.437% due 09/11/22 ~	5,660,000	5,805,592
NTT Finance Corp (Japan) 1.900% due 07/21/21 ~	800,000	809,801
Penske Truck Leasing Co LP
3.375% due 02/01/22 ~	2,000,000	2,052,563
4.875% due 07/11/22 ~	3,000,000	3,198,142
Platin 1426 GmbH (Germany) 6.875% due 06/15/23 ~	EUR 3,200,000	3,397,463
Raytheon Technologies Corp
2.800% due 03/15/22 ~	$515,000	531,460
3.100% due 11/15/21 ~	3,150,000	3,234,841
Rolls-Royce PLC (United Kingdom) 2.375% due 10/14/20 ~	1,200,000	1,197,571
SMBC Aviation Capital Finance DAC (Ireland)
3.000% due 07/15/22 ~	3,800,000	3,820,915
4.125% due 07/15/23 ~	1,800,000	1,870,219
Spirit AeroSystems Inc
1.113% (USD LIBOR + 0.800%) due 06/15/21 §	1,500,000	1,397,128
3.950% due 06/15/23	5,000,000	4,250,000
Textron Inc 0.998% (USD LIBOR + 0.550%) due 11/10/20 §	7,000,000	6,979,221

		121,873,534

Technology - 1.6%

Amdocs Ltd 2.538% due 06/15/30	6,100,000	6,088,314
Broadcom Corp 3.875% due 01/15/27	3,300,000	3,570,503
Broadcom Inc
3.459% due 09/15/26 ~	5,046,000	5,423,683
4.110% due 09/15/28 ~	3,472,000	3,804,004
4.150% due 11/15/30 ~	6,400,000	6,977,990
Dell International LLC 5.850% due 07/15/25 ~	9,200,000	10,583,166

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Micron Technology Inc 4.975% due 02/06/26	$4,000,000	$4,593,699
Microsoft Corp 2.875% due 02/06/24	700,000	756,388
NetApp Inc 3.250% due 12/15/22	2,400,000	2,500,784
NXP BV (Netherlands)
4.625% due 06/15/22 ~	1,100,000	1,172,201
4.875% due 03/01/24 ~	5,900,000	6,592,609
VMware Inc 2.950% due 08/21/22	6,200,000	6,416,129

		58,479,470

Utilities - 2.7%

American Transmission Systems Inc 5.250% due 01/15/22 ~	1,900,000	2,013,357
Baltimore Gas and Electric Co 3.350% due 07/01/23	5,800,000	6,203,030
DTE Electric Co 4.050% due 05/15/48	100,000	123,475
Enel Finance International NV (Italy) 4.250% due 09/14/23 ~	6,150,000	6,697,011
Engie SA (France) 2.875% due 10/10/22 ~	4,600,000	4,767,278
Entergy Corp 4.000% due 07/15/22	1,900,000	2,017,421
Evergy Inc 2.450% due 09/15/24	8,800,000	9,308,211
National Rural Utilities Cooperative Finance Corp 2.300% due 09/15/22	4,800,000	4,984,998
NextEra Energy Capital Holdings Inc
1.080% (USD LIBOR + 0.720%) due 02/25/22 §	6,200,000	6,235,374
2.250% due 06/01/30	9,600,000	9,883,217
3.200% due 02/25/22	6,300,000	6,572,708
3.300% due 08/15/22	2,400,000	2,548,479
Oncor Electric Delivery Co LLC 7.000% due 09/01/22	2,400,000	2,716,766
Pacific Gas and Electric Co
1.750% due 06/16/22	6,500,000	6,526,390
3.300% due 12/01/27 * Y	400,000	433,738
3.400% due 08/15/24 * Y	3,000,000	3,310,935
4.250% due 08/01/23 * Y	2,600,000	2,973,477
Public Service Co of Colorado 1.900% due 01/15/31	6,300,000	6,434,335
Public Service Enterprise Group Inc 2.000% due 11/15/21	1,900,000	1,931,641
SGSP Australia Assets Pty Ltd (Australia) 3.300% due 04/09/23 ~	1,200,000	1,263,016
Southwestern Electric Power Co 3.550% due 02/15/22	1,500,000	1,549,883
The Southern Co 3.250% due 07/01/26	5,700,000	6,321,672

		94,816,412

Total Corporate Bonds & Notes (Cost $1,364,957,663)		1,393,667,741

SENIOR LOAN NOTES - 0.1%

Communications - 0.0%

Entercom Media Corp Term B2 2.684% (USD LIBOR + 2.500%) due 11/17/24 §	846,120	794,295

Industrial - 0.1%

Cornerstone Building Brands Inc Term B 3.941% (USD LIBOR + 3.750%) due 04/12/25 §	3,920,000	3,741,965

Total Senior Loan Notes (Cost $4,756,519)		4,536,260

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES - 42.5%

Collateralized Mortgage Obligations - Commercial - 2.3%

Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/53 ~	$4,900,000	$5,293,468
Ashford Hospitality Trust 1.185% (USD LIBOR + 1.000%) due 06/15/35 § ~	7,400,000	6,896,722
Capmark Mortgage Securities Inc (IO) 1.368% due 05/15/35 §	94,398	603
CFCRE Commercial Mortgage Trust 3.060% due 11/10/49	5,613,000	5,902,636
Citigroup Commercial Mortgage Trust
2.984% due 11/15/49	8,000,000	8,420,314
3.778% due 09/10/58	5,900,000	6,552,861
DBGS Mortgage Trust 3.843% due 04/10/37 ~	8,700,000	9,774,351
Freddie Mac Multifamily Structured Pass-Through Certificates (IO) 1.357% due 08/25/22 §	19,989,613	431,810
GS Mortgage Securities Trust 3.722% due 10/10/49 § ~	7,000,000	6,072,641
JP Morgan Chase Commercial Mortgage Securities Trust
1.185% (USD LIBOR + 1.000%) due 06/15/32 § ~	6,129,437	5,787,221
1.635% (USD LIBOR + 1.450%) due 12/15/31 § ~	10,300,000	10,109,971
Morgan Stanley Bank of America Merrill Lynch Trust 3.150% due 03/15/48	6,518,906	6,772,894
Morgan Stanley Capital I Trust 2.508% due 04/05/42 § ~	4,900,000	4,991,377
Wells Fargo Commercial Mortgage Trust 3.809% due 12/15/48	4,837,000	5,407,683

		82,414,552

Collateralized Mortgage Obligations - Residential - 6.7%

Alternative Loan Trust
0.355% (USD LIBOR + 0.170%) due 07/25/46 §	560,828	606,263
0.805% (USD LIBOR + 0.620%) due 10/25/35 §	54,472	45,344
Alternative Loan Trust (IO) 4.816% (5.000% - USD LIBOR) due 05/25/35 §	1,369,786	171,057
Angel Oak Mortgage Trust 3.628% due 03/25/49 § ~	3,842,553	3,953,858
Banc of America Funding Trust
0.697% due 08/25/47 § ~	4,785,784	3,763,930
4.217% due 02/20/36 §	620,618	587,707
Banc of America Mortgage Trust 6.000% due 05/25/37	2,864,267	2,512,225
BCAP LLC Trust
4.869% due 03/26/37 § ~	331,432	332,443
5.250% due 02/26/36 § ~	1,420,379	992,741
Bear Stearns Adjustable Rate Mortgage Trust 3.833% due 08/25/33 §	764,449	740,752
Bear Stearns ALT-A Trust 3.229% due 01/25/36 §	1,780,252	1,769,675
Bear Stearns Structured Products Inc Trust
3.635% due 01/26/36 §	714,248	608,415
4.251% due 12/26/46 §	617,654	544,542
CHL Mortgage Pass-Through Trust
0.825% (USD LIBOR + 0.640%) due 03/25/35 §	589,517	550,136
3.427% due 05/20/34 §	444,843	427,949
3.427% due 08/25/34 §	52,734	50,796
6.500% due 10/25/37	1,156,724	900,043

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Citigroup Mortgage Loan Trust
3.979% due 08/25/35 §	$162,507	$137,713
4.194% due 08/25/36 §	883,114	792,923
Credit Suisse First Boston Mortgage Securities Corp 1.633% due 03/25/32 § ~	148,487	134,532
DSLA Mortgage Loan Trust 3.773% due 07/19/44 §	481,600	453,170
Fannie Mae
0.236% (USD LIBOR + 0.060%) due 07/25/37 §	101,013	99,382
0.594% (USD LIBOR + 0.400%) due 04/18/28 §	38,194	38,152
0.644% (USD LIBOR + 0.450%) due 10/18/30 §	274	273
5.000% due 03/25/21	1,176	1,184
5.773% due 10/25/42 §	472,402	544,444
Fannie Mae (IO) 6.516% (6.700% - USD LIBOR) due 10/25/35 §	2,805	582
Finsbury Square PLC (United Kingdom) due 06/16/70 § # ~	GBP 5,500,000	6,821,887
First Horizon Alternative Mortgage Securities Trust
3.259% due 06/25/34 §	$1,989,188	1,939,958
3.507% due 03/25/35 §	588,381	457,939
Freddie Mac
0.535% (USD LIBOR + 0.350%) due 12/15/29 §	8,063	8,037
0.544% (USD LIBOR + 0.350%) due 08/15/40 - 10/15/40 § ±	9,800,000	9,749,500
0.585% (USD LIBOR + 0.400%) due 06/15/41 §	4,157,663	4,162,758
7.000% due 09/15/21	186	186
7.500% due 01/15/23 - 09/20/26	191,472	208,256
Freddie Mac Structured Pass-Through Certificates
2.704% (US FED + 1.200%) due 10/25/44 §	878,285	887,695
2.904% (US FED + 1.400%) due 07/25/44 §	4,414,345	4,585,832
Government National Mortgage Association 0.673% (USD LIBOR + 0.370%) due 10/20/66 §	150,447	150,365
0.803% (USD LIBOR + 0.500%) due 04/20/64 §	3,970,280	3,969,563
0.853% (USD LIBOR + 0.550%) due 05/20/65 §	1,486,130	1,486,138
0.903% (USD LIBOR + 0.600%) due 07/20/65 - 08/20/65 §	9,683,787	9,701,218
0.953% (USD LIBOR + 0.650%) due 07/20/63 §	819,559	819,948
1.053% (USD LIBOR + 0.750%) due 01/20/66 §	6,720,685	6,771,498
1.904% (USD LIBOR + 0.750%) due 04/20/67 §	7,680,727	7,838,777
Great Hall Mortgages No 1 PLC (United Kingdom) 0.438% (USD LIBOR + 0.130%) due 06/18/39 § ~	3,876,593	3,798,170
GreenPoint Mortgage Funding Trust 0.725% (USD LIBOR + 0.540%) due 11/25/45 §	43,934	35,867
HarborView Mortgage Loan Trust 0.345% (USD LIBOR + 0.160%) due 05/25/38 §	1,253,428	1,044,180
Hawksmoor Mortgages (United Kingdom) 1.287% (SONIA + 1.150%) due 05/25/53 § ~	GBP 30,079,586	37,323,216

	Principal Amount	Value
Impac CMB Trust 0.725% (USD LIBOR + 0.540%) due 05/25/35 §	$53,500	$52,124
IndyMac ARM Trust 3.528% due 01/25/32 §	8,355	7,967
JP Morgan Alternative Loan Trust 0.365% (USD LIBOR + 0.180%) due 05/25/36 §	2,864,784	2,587,864
6.000% due 12/27/36 ~	1,282,609	1,028,796
JP Morgan Mortgage Trust 0.485% (USD LIBOR + 0.300%) due 10/25/35 §	1,829,011	1,467,467
3.952% due 12/26/37 § ~	5,993,338	5,299,562
Lehman Mortgage Trust 5.750% due 02/25/37	7,007,860	5,973,201
MASTR Adjustable Rate Mortgages Trust 4.331% due 04/21/34 §	14,471	14,279
MASTR Alternative Loan Trust 0.585% (USD LIBOR + 0.400%) due 03/25/36 §	694,796	41,432
Merrill Lynch Mortgage Investors Trust 3.510% due 06/25/35 §	29,885	29,261
PHH Alternative Mortgage Trust 0.345% (USD LIBOR + 0.160%) due 02/25/37 §	11,308,540	8,679,439
RBSSP Resecuritization Trust 6.250% due 12/26/36 § ~	661,314	370,638
Reperforming Loan REMIC Trust 0.525% (USD LIBOR + 0.340%) due 06/25/35 § ~	1,706,238	1,601,596
Residential Asset Securitization Trust (IO) 4.766% (4.950% - USD LIBOR) due 11/25/35 §	2,469,331	490,985
Residential Mortgage Securities PLC (United Kingdom) 1.923% (GBP LIBOR + 1.150%) due 06/15/46 § ~	GBP 635,747	788,379
Resloc UK PLC (United Kingdom) 0.225% (EUR LIBOR + 0.160%) due 12/15/43 § ~	EUR 2,520,429	2,686,061
RFMSI Trust 4.225% due 09/25/35 §	$523,309	402,401
Ripon Mortgages PLC (United Kingdom) 1.056% (GBP LIBOR + 0.800%) due 08/20/56 § ~	GBP 9,462,371	11,694,122
Sequoia Mortgage Trust 0.540% (USD LIBOR + 0.350%) due 07/20/33 §	$479,281	448,845
Structured Adjustable Rate Mortgage Loan Trust 3.367% due 01/25/35 §	183,613	176,323
Structured Asset Mortgage Investments II Trust
0.395% (USD LIBOR + 0.210%) due 05/25/36 §	775,573	694,584
0.415% (USD LIBOR + 0.230%) due 02/25/36 §	1,258,223	1,129,059
0.444% (USD LIBOR + 0.250%) due 07/19/35 §	143,663	132,804
0.465% (USD LIBOR + 0.280%) due 02/25/36 §	807,132	736,249
Structured Asset Mortgage Investments Trust 0.854% (USD LIBOR + 0.660%) due 09/19/32 §	35,087	33,847
Structured Asset Securities Corp Trust 5.750% due 04/25/35	3,295,018	2,730,027
Suntrust Alternative Loan Trust (IO) 4.916% (5.100% - USD LIBOR) due 12/25/35 §	4,229,391	515,985

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Towd Point Mortgage Funding (United Kingdom) 1.392% (SONIA + 0.900%) due 07/20/45 § ~	GBP 27,700,974	$34,169,215
Towd Point Mortgage Funding PLC (United Kingdom) 1.677% (GBP LIBOR + 1.025%) due 10/20/51 § ~	16,663,494	20,688,070
Wachovia Mortgage Loan Trust LLC Trust 3.562% due 05/20/36 §	$670,403	641,568
WaMu Mortgage Pass-Through Certificates Trust 0.455% (USD LIBOR + 0.270%) due 12/25/45 §	33,690	32,510
0.475% (USD LIBOR + 0.290%) due 10/25/45 §	38,223	37,114
3.709% due 01/25/36 §	571,509	562,955
Washington Mutual Mortgage Pass-Through Certificates Trust (IO)
4.666% (4.850% - USD LIBOR) due 11/25/35 §	10,533,596	1,745,843
4.766% (4.950% - USD LIBOR) due 11/25/35 §	3,081,304	627,333
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
2.334% (US FED + 0.830%) due 11/25/46 §	1,292,260	1,105,997
6.000% due 07/25/36	1,957,160	1,821,339
Washington Mutual MSC Mortgage Pass-Through Certificates Trust 3.202% due 02/25/33 §	12,454	11,834

		233,778,294

Fannie Mae - 26.7%

2.000% due 08/01/50	99,000,000	101,050,652
2.000% due 09/01/50	76,000,000	77,393,300
2.234% (US FED + 1.250%) due 03/01/33 §	164,168	161,980
2.310% due 08/01/22	1,180,257	1,212,866
2.500% due 08/01/50	157,800,000	164,150,647
2.500% due 09/01/50	108,400,000	112,521,410
2.891% (US FED + 1.200%) due 08/01/42 - 10/01/44 §	689,649	693,037
3.000% due 04/01/27 - 09/01/50	248,141,932	260,553,600
3.226% (US FED + 1.250%) due 05/01/36 §	17,084	17,360
3.248% (USD LIBOR + 1.373%) due 09/01/35 §	98,627	100,013
3.288% (USD LIBOR + 1.413%) due 07/01/33 §	9,244	9,317
3.304% (USD LIBOR + 1.538%) due 01/01/36 §	43,577	43,994
3.320% (USD LIBOR + 1.455%) due 04/01/35 §	139,776	141,246
3.331% (UST + 1.695%) due 02/01/33 §	168,314	169,406
3.375% (USD LIBOR + 1.550%) due 09/01/33 §	17,119	17,622
3.434% (UST + 1.934%) due 03/01/34 §	7,797	7,875
3.470% (USD LIBOR + 1.345%) due 12/01/34 §	869,512	903,218
3.480% (USD LIBOR + 1.605%) due 08/01/36 §	160,839	161,714
3.500% due 07/01/35 - 02/01/50	32,768,521	34,587,198
3.500% due 08/01/50	68,800,000	72,364,382
3.500% due 09/01/50	65,000,000	68,367,892
3.543% (USD LIBOR + 1.418%) due 12/01/34 §	2,762	2,782

	Principal Amount	Value
3.550% (UST + 1.925%) due 02/01/33 §	$4,417	$4,437
3.555% (UST + 2.055%) due 04/01/34 §	49,720	49,769
3.595% (UST + 2.095%) due 04/01/27 §	4,211	4,209
3.625% (USD LIBOR + 2.250%) due 06/01/34 §	2,036	2,061
3.632% (USD LIBOR + 1.699%) due 11/01/34 §	4,740	4,763
3.652% (UST + 2.025%) due 01/01/34 §	5,829	6,085
3.696% (USD LIBOR + 1.696%) due 03/01/33 §	4,758	4,794
3.732% (USD LIBOR + 1.335%) due 07/01/35 §	361,097	374,043
3.826% (US FED + 1.250%) due 05/01/36 §	13,712	14,042
3.839% (UST + 2.135%) due 01/01/23 §	11,058	11,198
3.862% (USD LIBOR + 1.365%) due 08/01/35 §	227,622	229,971
3.867% (US FED + 1.250%) due 05/01/36 §	585,126	607,418
3.927% (USD LIBOR + 1.427%) due 07/01/33 §	14,497	14,633
4.000% due 04/01/24 - 11/01/48	12,223,485	13,006,555
4.090% (USD LIBOR + 1.840%) due 09/01/35 §	22,219	22,329
4.190% (UST + 2.190%) due 12/01/22 §	1,537	1,545
4.321% (UST + 2.360%) due 11/01/34 §	1,488,824	1,567,247
4.500% due 06/01/23 - 12/01/43	2,380,014	2,593,867
5.000% due 05/01/25 - 02/01/44	3,510,777	3,900,965
5.030% (US FED + 1.727%) due 09/01/34 §	64,052	67,952
5.500% due 07/01/20 - 08/01/50	12,013,304	13,082,052
6.000% due 11/01/34 - 09/01/39	2,485,835	2,854,813
6.500% due 11/01/21 - 09/01/37	696,507	795,626
7.500% due 01/01/33	14,993	17,767
8.000% due 05/01/30	3,045	3,119
8.500% due 07/01/32	709	714

		933,873,485

Federal Housing Authority - 0.0%

6.896% due 07/01/20	798	800
7.430% due 10/01/20	591	594

		1,394

Freddie Mac - 0.4%

2.750% (UST + 2.250%) due 05/01/32 §	2,683	2,686
3.637% (USD LIBOR + 1.345%) due 09/01/35 §	133,423	138,381
3.736% (UST + 2.237%) due 05/01/23 §	754	764
3.749% (UST + 2.249%) due 03/01/32 §	38,535	38,818
3.845% (UST + 2.137%) due 01/01/28 §	4,976	4,994
4.000% due 12/01/47 - 01/01/49	8,459,193	8,983,926
4.625% (UST + 2.250%) due 07/01/32 §	7,781	7,785
5.500% due 03/01/23 - 05/01/40	4,117,240	4,705,875
6.000% due 03/01/21 - 10/01/22	79,433	88,308
7.000% due 10/01/37	19,913	22,827

		13,994,364

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Government National Mortgage Association - 6.4%

3.000% (UST + 1.500%) due 01/20/23 - 03/20/33 §	$335,004	$345,984
3.000% due 08/01/50	4,900,000	5,180,219
3.125% (UST + 1.500%) due 10/20/23 - 12/20/32 §	297,633	305,732
3.250% (UST + 1.500%) due 07/20/23 - 09/20/32 §	230,712	237,767
3.500% (UST + 2.000%) due 03/20/29 §	25,395	25,842
3.500% due 12/20/49	16,442,613	17,377,589
3.625% (UST + 2.000%) due 11/20/24 §	36,532	36,893
3.750% (UST + 2.000%) due 09/20/22 - 07/20/24 §	24,803	24,975
3.875% (UST + 1.500%) due 05/20/22 - 06/20/32 §	466,340	478,946
4.000% due 03/15/44 - 07/01/50	24,243,508	25,947,587
4.500% due 06/20/48 - 01/20/49	16,871,604	18,069,610
4.500% due 07/01/50	85,100,000	90,857,547
5.000% due 05/15/33 - 08/20/50	59,316,672	64,609,808
6.000% due 06/15/38 - 09/15/38	11,259	12,814
7.500% due 07/15/31 - 12/15/31	21,952	26,549
8.000% due 12/15/29 - 08/15/32	177,267	196,214
8.500% due 08/15/22 - 12/15/30	202,211	208,734
10.000% due 07/15/22 - 02/15/25	7	7

		223,942,817

Total Mortgage-Backed Securities (Cost $1,480,903,020)		1,488,004,906

ASSET-BACKED SECURITIES - 8.4%

ABFC Trust 1.010% (USD LIBOR + 0.825%) due 07/25/35 §	5,600,000	5,206,930
Ares XXIX CLO Ltd (Cayman) 2.325% (USD LIBOR + 1.190%) due 04/17/26 § ~	1,123,126	1,123,112
Argent Securities Inc Asset-Backed Pass-Through Certificates 0.565% (USD LIBOR + 0.380%) due 02/25/36 §	2,090,681	1,830,418
Asset-Backed Securities Corp Home Equity Loan Trust 1.205% (USD LIBOR + 1.020%) due 07/25/35 §	2,000,000	1,910,175
Bear Stearns Asset-Backed Securities I Trust 0.295% (USD LIBOR + 0.110%) due 04/25/31 §	244,256	408,315
Bear Stearns Asset-Backed Securities Trust 2.285% (USD LIBOR + 2.100%) due 03/25/35 §	792,954	787,152
Catamaran CLO Ltd (Cayman) 2.535% (USD LIBOR + 1.400%) due 10/18/26 § ~	1,868,329	1,860,156
Cent CLO 24 Ltd (Cayman) 2.289% (USD LIBOR + 1.070%) due 10/15/26 § ~	6,200,000	6,123,806
CIT Mortgage Loan Trust 1.535% (USD LIBOR + 1.350%) due 10/25/37 § ~	2,667,086	2,665,427
Citigroup Mortgage Loan Trust 0.325% (USD LIBOR + 0.140%) due 12/25/36 §	2,828,327	2,800,846
0.335% (USD LIBOR + 0.150%) due 12/25/36 §	10,971,985	5,446,290
0.345% (USD LIBOR + 0.160%) due 12/25/36 § ~	2,512,228	1,677,101
CLNC Ltd (Cayman) 1.444% (USD LIBOR + 1.250%) due 08/20/35 § ~	8,500,000	8,298,125

	Principal Amount	Value
Countrywide Asset-Backed Certificates 0.325% (USD LIBOR + 0.140%) due 06/25/47 §	$6,669,245	$5,929,494
0.335% (USD LIBOR + 0.150%) due 05/25/37 §	827,723	821,102
0.355% (USD LIBOR + 0.170%) due 09/25/36 §	9,979,582	9,858,515
0.415% (USD LIBOR + 0.230%) due 10/25/47 §	893,213	854,374
0.635% (USD LIBOR + 0.450%) due 03/25/47 § ~	1,857,543	1,508,268
Credit Acceptance Auto Loan Trust 3.470% due 05/17/27 ~	6,696,502	6,780,229
CWABS Asset-Backed Certificates Trust 0.325% (USD LIBOR + 0.140%) due 03/25/37 §	3,683,546	3,451,310
Delta Funding Home Equity Loan Trust 7.030% due 08/15/30	19,486	19,738
Dryden XXV Senior Loan Fund (Cayman) 2.119% (USD LIBOR + 0.900%) due 10/15/27 § ~	6,912,560	6,853,830
Evergreen Credit Card Trust (Canada) 1.900% due 09/15/24 ~	10,500,000	10,779,380
FBR Securitization Trust 0.950% (USD LIBOR + 0.765%) due 09/25/35 §	28,530,000	26,056,994
Flagship Credit Auto Trust 1.490% due 07/15/24 ~	7,740,540	7,788,435
Ford Credit Floorplan Master Owner Trust ‘A’ 2.840% due 03/15/24	8,700,000	8,947,698
GSAA Home Equity Trust 0.525% (USD LIBOR + 0.340%) due 09/25/36 §	10,170,093	3,714,074
Home Equity Asset Trust 0.965% (USD LIBOR + 0.780%) due 10/25/34 §	2,668,212	2,622,334
Home Equity Mortgage Loan Asset-Backed Trust 0.505% (USD LIBOR + 0.320%) due 04/25/37 §	5,095,771	4,405,316
HSI Asset Securitization Corp Trust 0.515% (USD LIBOR + 0.330%) due 02/25/36 §	917,561	856,873
Hyundai Floorplan Master Owner Trust 2.680% due 04/15/24 ~	6,000,000	6,079,435
Imc Home Equity Loan Trust 5.432% due 08/20/29 §	1,139	1,173
IXIS Real Estate Capital Trust 0.285% (USD LIBOR + 0.100%) due 01/25/37 §	10,128,823	4,628,178
Legacy Mortgage Asset Trust 3.750% due 04/25/59 § ~	7,966,101	8,166,874
Lehman ABS Mortgage Loan Trust 0.275% (USD LIBOR + 0.090%) due 06/25/37 § ~	1,111,829	829,575
Mastr Asset-Backed Securities Trust 0.435% (USD LIBOR + 0.250%) due 04/25/36 §	8,587,414	3,424,420
Merrill Lynch Mortgage Investors Trust 0.935% (USD LIBOR + 0.750%) due 09/25/35 §	1,166,179	1,091,711
Mid-State Trust 7.791% due 03/15/38	235,449	259,335
Monarch Grove CLO 18-1 (Cayman) 1.871% (USD LIBOR + 0.880%) due 01/25/28 § ~	5,012,157	4,955,770
Morgan Stanley ABS Capital I Inc Trust 0.245% (USD LIBOR + 0.060%) due 05/25/37 §	213,408	183,389
0.365% (USD LIBOR + 0.180%) due 03/25/37 §	2,838,280	1,427,516

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
0.365% (USD LIBOR + 0.180%) due 05/25/37 §	$9,332,979	$8,075,197
0.405% (USD LIBOR + 0.220%) due 11/25/36 §	6,825,706	3,992,088
0.435% (USD LIBOR + 0.250%) due 03/25/37 §	4,752,469	2,418,611
Mountain Hawk III CLO Ltd (Cayman) 2.335% (USD LIBOR + 1.200%) due 04/18/25 § ~	1,293,668	1,288,395
Mountain View CLO Ltd (Cayman) 2.019% (USD LIBOR + 0.800%) due 10/15/26 § ~	3,713,698	3,665,891
Option One Mortgage Loan Trust 0.325% (USD LIBOR + 0.140%) due 02/25/37 §	5,668,506	4,149,408
0.405% (USD LIBOR + 0.220%) due 02/25/37 §	14,620,888	8,991,693
Palmer Square Loan Funding Ltd (Cayman) 2.005% (USD LIBOR + 1.700%) due 07/20/28 § ~	9,600,000	9,597,447
Park Place Securities Inc Asset-Backed Pass-Through Certificates 1.010% (USD LIBOR + 0.825%) due 07/25/35 §	6,700,000	5,975,781
Penarth Master Issuer PLC (United Kingdom) 0.644% (USD LIBOR + 0.450%) due 09/18/22 § ~	7,300,000	7,294,912
People’s Choice Home Loan Securities Trust 0.705% (USD LIBOR + 0.520%) due 12/25/35 §	236,965	236,089
RAAC Trust 0.835% (USD LIBOR + 0.650%) due 06/25/47 §	2,828,640	2,759,975
RASC Trust
0.345% (USD LIBOR + 0.160%) due 11/25/36 §	414,303	410,194
0.595% (USD LIBOR + 0.410%) due 01/25/36 §	1,117,780	1,115,418
Renaissance Home Equity Loan Trust 1.065% (USD LIBOR + 0.880%) due 08/25/33 §	165,197	154,659
Securitized Asset-Backed Receivables LLC Trust 0.845% (USD LIBOR + 0.660%) due 08/25/35 §	5,475,310	4,075,909
SLM Student Loan Trust 0.863% (USD LIBOR + 0.550%) due 12/15/25 § ~	2,758,897	2,738,679
Soundview Home Loan Trust 0.295% (USD LIBOR + 0.110%) due 02/25/37 §	1,566,569	555,916
Structured Asset Investment Loan Trust 0.495% (USD LIBOR + 0.310%) due 01/25/36 §	7,101,923	6,301,182
Structured Asset Securities Corp Mortgage Loan Trust 0.355% (USD LIBOR + 0.170%) due 12/25/36 §	453,149	436,661
0.455% (USD LIBOR + 0.270%) due 03/25/36 §	2,013,970	1,804,221
STWD Ltd (Cayman) 1.265% (USD LIBOR + 1.080%) due 07/15/38 § ~	8,700,000	8,500,988
Telos CLO Ltd (Cayman) 2.405% (USD LIBOR + 1.270%) due 01/17/27 § ~	2,971,431	2,949,024
Terwin Mortgage Trust 0.395% (USD LIBOR + 0.210%) due 04/25/37 § ~	468,339	456,008

	Principal Amount	Value
TICP CLO I Ltd (Cayman) 1.935% (USD LIBOR + 0.800%) due 07/20/27 § ~	$1,719,200	$1,695,043
Tralee CLO V Ltd (Cayman) 2.245% (USD LIBOR + 1.110%) due 10/20/28 § ~	7,300,000	7,194,399
TRTX Issuer Ltd (Cayman) 1.344% (USD LIBOR + 1.150%) due 10/15/34 § ~	8,500,000	8,298,550
United States Small Business Administration 6.120% due 09/01/21	35,839	36,353
Venture XII CLO Ltd (Cayman) 1.171% (USD LIBOR + 0.800%) due 02/28/26 § ~	5,058,365	4,991,031
Venture XX CLO Ltd (Cayman) 2.039% (USD LIBOR + 0.820%) due 04/15/27 § ~	3,818,846	3,780,447
Westlake Automobile Receivables Trust 2.980% due 01/18/22 ~	248,222	248,481
Zais CLO 1 Ltd (Cayman) 2.369% (USD LIBOR + 1.150%) due 04/15/28 § ~	7,211,996	7,142,653

Total Asset-Backed Securities (Cost $291,705,223)		293,764,496

U.S. TREASURY OBLIGATIONS - 14.7%

U.S. Treasury Bonds - 10.9%

2.000% due 02/15/50	2,900,000	3,320,387
2.500% due 02/15/45	1,300,000	1,603,850
2.750% due 08/15/42	26,200,000	33,602,523
2.875% due 05/15/43	27,500,000	35,938,525
2.875% due 08/15/45	30,100,000	39,674,387
3.125% due 02/15/42	8,000,000	10,861,406
3.125% due 08/15/44	48,400,000	66,011,172
3.375% due 05/15/44	26,300,000	37,204,740
3.625% due 02/15/44	13,500,000	19,765,635
3.750% due 11/15/43	20,900,000	31,112,018
4.250% due 05/15/39	4,900,000	7,572,510
4.375% due 11/15/39	20,700,000	32,557,219
4.375% due 05/15/40 ‡	26,400,000	41,730,562
4.500% due 08/15/39	7,700,000	12,266,611
4.625% due 02/15/40	5,500,000	8,921,709

		382,143,254

U.S. Treasury Notes - 3.8%

1.750% due 06/30/24 ‡	25,200,000	26,736,117
1.875% due 07/31/22 ‡	30,500,000	31,588,945
2.125% due 09/30/24 ‡	15,500,000	16,735,459
2.250% due 01/31/24 ‡	6,700,000	7,191,115
2.250% due 08/15/27	20,000	22,469
2.500% due 05/15/24 ‡	26,900,000	29,275,816
2.625% due 02/15/29	18,700,000	21,915,158

		133,465,079

Total U.S. Treasury Obligations (Cost $424,011,897)		515,608,333

FOREIGN GOVERNMENT BONDS & NOTES - 3.8%

Abu Dhabi Government (United Arab Emirates) 3.125% due 04/16/30 ~	6,200,000	6,846,747
Brazil Letras do Tesouro Nacional (Brazil) 2.105% due 04/01/21	BRL 237,800,000	43,047,457
Hydro-Quebec (Canada) 8.625% due 06/15/29	$1,000,000	1,573,724
Israel Government International (Israel) 3.875% due 07/03/50	6,900,000	8,220,384

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Japan Finance Organization for Municipalities (Japan)
2.125% due 04/13/21 ~	$2,000,000	$2,024,885
3.375% due 09/27/23 ~	3,200,000	3,479,310
Kuwait Government (Kuwait) 2.750% due 03/20/22 ~	8,000,000	8,264,480
Peruvian Government (Peru) 5.940% due 02/12/29 ~	PEN 19,700,000	6,427,254
Province of Ontario Canada (Canada)
3.150% due 06/02/22	CAD 11,300,000	8,760,580
4.000% due 06/02/21	16,300,000	12,416,984
Province of Quebec Canada (Canada)
2.750% due 08/25/21	$3,600,000	3,700,152
3.500% due 12/01/22	CAD 1,900,000	1,502,030
4.250% due 12/01/21	7,500,000	5,828,410
Qatar Government (Qatar)
3.875% due 04/23/23 ~	$200,000	214,978
4.000% due 03/14/29 ~	7,100,000	8,183,737
4.500% due 01/20/22 ~	3,600,000	3,796,286
4.500% due 04/23/28 ~	5,400,000	6,378,048
Tokyo Metropolitan Government (Japan) 2.000% due 05/17/21 ~	3,000,000	3,036,840

Total Foreign Government Bonds & Notes (Cost $136,334,538)		133,702,286

MUNICIPAL BONDS - 0.2%

City of Chicago IL ‘B’
5.630% due 01/01/22	1,620,000	1,637,091
7.750% due 01/01/42	952,000	1,026,180
Tobacco Settlement Finance Authority ‘A’ 7.467% due 06/01/47	4,165,000	4,197,820

Total Municipal Bonds (Cost $6,476,167)		6,861,091

SHORT-TERM INVESTMENTS - 27.5%

Repurchase Agreements - 15.5%

Bank of America Securities, Inc. 0.120% due 07/01/20 (Dated 06/30/20, repurchase price of $202,700,676; collateralized by U.S. Treasury Bonds: 1.500% due 09/30/24 and value $205,964,544)	202,700,000	202,700,000
Bank of America Securities, Inc. 0.120% due 07/02/20 (Dated 06/30/20, repurchase price of $261,500,872; collateralized by U.S. Treasury Bonds: 4.375% due 05/15/40 and value $266,220,439)	261,500,000	261,500,000
Fixed Income Clearing Corp 0.000% due 07/01/20 (Dated 06/30/20, repurchase price of $9,100,161; collateralized by U.S. Treasury Notes: 1.250% due 08/31/24 and value $9,282,180)	9,100,161	9,100,161
J.P. Morgan Securities LLC 0.120% due 07/01/20 (Dated 06/30/20, repurchase price of $73,000,243; collateralized by U.S. Treasury Bonds: 3.000% due 11/15/44 and value $74,077,937)	73,000,000	73,000,000

		546,300,161

	Principal Amount	Value
U.S. Treasury Bills - 12.0%

0.096% due 07/23/20	$77,400,000	$77,394,797
0.112% due 08/04/20 # ‡	39,200,000	39,195,650
0.114% due 08/04/20 # ‡	34,700,000	34,696,150
0.122% due 08/06/20 ‡	4,100,000	4,099,518
0.127% due 07/23/20	23,300,000	23,298,434
0.135% due 08/25/20	177,200,000	177,166,160
0.167% due 07/23/20	63,000,000	62,995,765

		418,846,474

Total Short-Term Investments (Cost $965,143,294)		965,146,635

TOTAL INVESTMENTS - 136.9% (Cost $4,674,288,321)		4,801,291,748

TOTAL SECURITIES SOLD SHORT - (0.3%) (Proceeds $12,092,906)		(12,086,227)

DERIVATIVES - (0.1%)		(916,795)

OTHER ASSETS & LIABILITIES, NET - (36.5%)		(1,281,601,697)

NET ASSETS - 100.0%		$3,506,687,029

Notes to Schedule of Investments

(a)	As of June 30, 2020, the Fund’s composition as a percentage of net assets was as follows:

Mortgage-Backed Securities	42.5%
Corporate Bonds & Notes	39.7%
Short-Term Investments	27.5%
U.S. Treasury Obligations	14.7%
Asset-Backed Securities	8.4%
Foreign Government Bonds & Notes	3.8%
Others (each less than 3.0%)	0.3%

	136.9%
Derivatives	(0.1%	)
Securities Sold Short	(0.3%	)
Other Assets & Liabilities, Net	(36.5%	)

	100.0%

(b)	Investments with a total aggregate value of $8,052,868 or 0.2% of the Fund’s net assets were in default as of June 30, 2020.

(c)

As of June 30, 2020, investments with a total aggregate value of $30,435,236 were fully or partially segregated with the broker(s)/custodian as collateral for reverse repurchase agreements, open futures contracts, forward foreign currency contracts, option contracts, swap agreements and delayed delivery securities (including sale-buyback financing transactions).

(d)

The average amount of borrowings by the Fund on reverse repurchase agreements during the period ended June 30, 2020 was $187,633,090 at a weighted average interest rate of 1.165%. The average amount of borrowings by the Fund on sale-buyback financing transactions during the period ended June 30, 2020 was $215,365,553 at a weighted average interest rate of 1.592%.

(e)	Securities sold short outstanding as of June 30, 2020 were as follows:

Description	Principal Amount	Value
Mortgage-Backed Securities - (0.3%)

Fannie Mae 4.000% due 08/13/50	$11,400,000	($12,086,227)

Total Securities Sold Short (Proceeds $12,092,906)		($12,086,227)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

(f)	A reverse repurchase agreement outstanding as of June 30, 2020 was as follows:

Counter- party	Collateral Pledged	Interest Rate	Settlement Date	Maturity Date	Repurchase Amount	Principal Amount	Value
BRC	Entercom Media Corp 7.250% due 11/01/24	0.100%	06/22/20	06/19/22	($3,676,773)	$3,669,363	($3,669,363)

(g)	Open futures contracts outstanding as of June 30, 2020 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-Buxl	09/20	19	$4,614,472	$4,695,374	$80,902
U.S. Treasury 5-Year Notes	09/20	5,503	690,455,592	691,959,261	1,503,669
U.S. Treasury 10-Year Notes	09/20	1,344	186,881,192	187,047,000	165,808

					1,750,379

Short Futures Outstanding
Euro-Bund	07/20	384	66,270,885	66,052,000	218,885
U.S. Treasury 30-Year Bonds	09/20	379	67,058,909	67,675,187	(616,278)

					(397,393)

Total Futures Contracts					$1,352,986

(h)	Forward foreign currency contracts outstanding as of June 30, 2020 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
BRL	153,502	USD	28,032	07/20	BNP	$195	$-
CAD	3,248,244	USD	2,371,351	07/20	HSB	21,286	-
CAD	24,637,584	USD	18,036,298	07/20	MSC	111,598	-
CAD	13,340,944	USD	9,775,018	07/20	TDB	51,841	-
CNH	1,547,346	USD	215,974	09/20	BOA	2,000	-
EUR	10,695,000	USD	12,024,962	08/20	HSB	2,900	-
GBP	36,622,000	USD	45,171,018	07/20	GSC	207,323	-
GBP	1,084,000	USD	1,369,989	08/20	BRC	-	(26,426)
GBP	36,622,000	USD	44,910,584	08/20	HSB	477,510	-
GBP	1,104,000	USD	1,388,082	08/20	SCB	-	(19,730)
MXN	2,908,000	USD	132,000	07/20	GSC	-	(5,850)
RUB	481,948	USD	6,232	07/20	BNP	527	-
RUB	551,093,800	USD	7,340,020	07/20	GSC	388,705	-
RUB	280,081	USD	3,997	07/20	HSB	-	(74)
RUB	497,656	USD	6,670	07/20	UBS	300	-
RUB	298,555	USD	4,258	08/20	BNP	-	(85)
RUB	561,771	USD	8,045	08/20	JPM	-	(193)
RUB	729,851	USD	10,301	08/20	UBS	-	(100)
USD	5,138	AUD	8,000	08/20	CIT	-	(384)
USD	28,647	BRL	153,502	07/20	BNP	420	-
USD	15,669,826	BRL	86,300,000	04/21	BNP	-	(32,074)
USD	27,911,861	BRL	151,500,000	04/21	JPM	347,111	-
USD	29,961,752	CAD	41,226,772	07/20	HSB	-	(405,640)
USD	2,371,577	CAD	3,248,244	08/20	HSB	-	(21,272)
USD	18,038,015	CAD	24,637,584	08/20	MSC	-	(111,485)
USD	9,775,913	CAD	13,340,944	08/20	TDB	-	(51,815)
USD	522,824	EUR	477,000	08/20	BOA	-	(13,622)
USD	424,222	EUR	375,000	08/20	HSB	2,488	-
USD	70,222,244	EUR	64,684,000	08/20	MSC	-	(2,522,985)
USD	158,458,626	GBP	128,969,000	08/20	GSC	-	(1,391,901)
USD	1,161,386	JPY	124,100,000	08/20	CIT	11,390	-
USD	7,878,524	RUB	550,980,301	07/20	BNP	151,386	-
USD	198,483	THB	6,359,387	09/20	HSB	-	(7,245)

Total Forward Foreign Currency Contracts						$1,776,980	($4,610,881)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

(i)	Premiums received and value of written options outstanding as of June 30, 2020 were as follows:

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers	217.97	Maximum of [0, (1+0.000%)[10] - Final Index/Initial Index]	09/29/20	CIT	$12,000,000	$154,800	$-
Floor - U.S. CPI Urban Consumers	218.01	Maximum of [0, - (Final Index/Initial Index) -1]	10/13/20	DUB	12,500,000	122,500	-

						$277,300	$-

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Put - U.S. Treasury 10-Year Notes (08/20)	$135.50	07/24/20	CME	281	$38,075,500	$110,104	($8,781)

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - Fannie Mae 2.000% due 07/14/50	$100.87	07/07/20	JPM	$34,000,000	$223,125	($13,522)
Put - Fannie Mae 2.000% due 08/06/50	100.44	08/06/20	JPM	16,400,000	138,375	(81,055)
Put - Fannie Mae 2.500% due 08/06/50	102.05	08/06/20	GSC	24,600,000	99,938	(23,749)
Put - Fannie Mae 2.500% due 08/06/50	102.08	08/06/20	GSC	800,000	3,375	(783)
Put - Fannie Mae 2.500% due 08/06/50	102.56	08/06/20	JPM	6,000,000	31,875	(7,837)

					$496,688	($126,946)

Total Written Options					$884,092	($135,727)

(j)	Swap agreements outstanding as of June 30, 2020 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/20 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
South Africa Government	Q	1.000%	06/20/24	GSC	2.786%	$4,600,000	($307,844)	($148,163)	($159,681)

				Exchange
The Goldman Sachs Group Inc	Q	1.000%	09/20/20	ICE	0.494%	7,000,000	9,805	7,615	2,190
AT&T Inc	Q	1.000%	12/20/20	ICE	0.610%	5,200,000	11,002	18,747	(7,745)
Tesco PLC	Q	1.000%	06/20/22	ICE	0.296%	EUR 9,100,000	147,246	(156,431)	303,677
General Electric Co	Q	1.000%	12/20/23	ICE	1.476%	$2,900,000	(45,900)	(90,294)	44,394
General Electric Co	Q	1.000%	06/20/24	ICE	1.557%	3,950,000	(83,422)	(62,304)	(21,118)
General Electric Co	Q	1.000%	12/20/24	ICE	1.682%	2,200,000	(63,712)	(30,539)	(33,173)
Rolls-Royce PLC	Q	1.000%	06/20/25	ICE	4.268%	EUR 3,500,000	(550,309)	(517,682)	(32,627)

							(575,290)	(830,888)	255,598

Total Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection							($883,134)	($979,051)	$95,917

Total Credit Default Swaps							($883,134)	($979,051)	$95,917

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Interest Rate Swaps – Long
Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.270%	3-Month CAD Bank Bill	S/S	LCH	03/03/22	CAD 23,400,000	$196,586	$20,178	$176,408
2.800%	3-Month USD-LIBOR	S/Q	CME	08/22/23	$106,300,000	9,584,136	(374,177)	9,958,313
0.100%	6-Month JPY-LIBOR	S/S	LCH	03/20/24	JPY 29,700,000,000	1,442,935	921,471	521,464
1.235%	3-Month CAD Bank Bill	S/S	LCH	03/04/25	CAD 13,300,000	223,248	13,694	209,554
(0.095%)	6-Month JPY-LIBOR	S/S	LCH	09/13/26	JPY 950,000,000	(41,625)	-	(41,625)
(0.092%)	6-Month JPY-LIBOR	S/S	LCH	09/13/26	470,000,000	(19,740)	-	(19,740)
(0.068%)	6-Month JPY-LIBOR	S/S	LCH	09/18/26	790,000,000	(22,261)	-	(22,261)
(0.062%)	6-Month JPY-LIBOR	S/S	LCH	09/18/26	1,260,000,000	(30,973)	(502)	(30,471)
(0.064%)	6-Month JPY-LIBOR	S/S	LCH	09/19/26	476,000,000	(12,688)	-	(12,688)
(0.063%)	6-Month JPY-LIBOR	S/S	LCH	09/19/26	476,000,000	(12,977)	-	(12,977)
(0.087%)	6-Month JPY-LIBOR	S/S	LCH	09/20/26	238,000,000	(10,015)	-	(10,015)
(0.097%)	6-Month JPY-LIBOR	S/S	LCH	09/24/26	580,000,000	(28,051)	711	(28,762)
0.036%	6-Month JPY-LIBOR	S/S	LCH	03/10/38	413,000,000	(110,579)	-	(110,579)
0.040%	6-Month JPY-LIBOR	S/S	LCH	03/10/38	413,000,000	(107,783)	-	(107,783)
0.122%	6-Month JPY-LIBOR	S/S	LCH	08/22/39	2,620,000,000	(464,264)	339,948	(804,212)
0.103%	6-Month JPY-LIBOR	S/S	LCH	08/28/39	630,000,000	(132,932)	-	(132,932)

						$10,453,017	$921,323	$9,531,694

Interest Rate Swaps – Short
Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.300%	6-Month JPY-LIBOR	S/S	CME	03/18/26	JPY 10,140,000,000	($1,848,165)	($382,567)	($1,465,598)
0.300%	6-Month JPY-LIBOR	S/S	LCH	03/18/26	6,760,000,000	(1,232,111)	(820,950)	(411,161)
0.300%	6-Month JPY-LIBOR	S/S	LCH	09/20/27	3,480,000,000	(737,234)	(135,566)	(601,668)
0.300%	6-Month JPY-LIBOR	S/S	LCH	03/20/28	1,770,000,000	(389,570)	101,606	(491,176)
0.399%	6-Month JPY-LIBOR	S/S	LCH	06/18/28	500,000,000	(144,624)	(369)	(144,255)
0.450%	6-Month JPY-LIBOR	S/S	LCH	03/20/29	1,250,000,000	(447,704)	(81,869)	(365,835)
0.750%	6-Month JPY-LIBOR	S/S	LCH	03/20/38	3,760,000,000	(3,438,146)	109,509	(3,547,655)
0.800%	6-Month JPY-LIBOR	S/S	LCH	10/22/38	220,000,000	(221,055)	-	(221,055)
0.705%	6-Month JPY-LIBOR	S/S	LCH	10/31/38	630,000,000	(530,068)	37,678	(567,746)
0.785%	6-Month JPY-LIBOR	S/S	LCH	11/12/38	310,000,000	(302,881)	992	(303,873)
0.750%	6-Month JPY-LIBOR	S/S	LCH	12/20/38	2,052,800,000	(1,873,800)	(988,190)	(885,610)
0.500%	6-Month GBP-LIBOR	S/S	LCH	09/16/50	GBP 2,500,000	(61,108)	(49,354)	(11,754)
0.500%	6-Month GBP-LIBOR	S/S	LCH	12/16/50	44,300,000	(1,067,367)	(1,156,989)	89,622

						($12,293,833)	($3,366,069)	($8,927,764)

Total Interest Rate Swaps						($1,840,816)	($2,444,746)	$603,930

Total Swap Agreements						($2,723,950)	($3,423,797)	$699,847

Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps and Centrally Cleared Swaps

	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swap Agreements
Assets	$-	$-
Liabilities	(148,163)	(159,681)
Centrally Cleared Swap Agreements (1)
Assets	1,572,149	11,305,622
Liabilities	(4,847,783)	(10,446,094)

	($3,423,797)	$699,847

(1)	Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

(k)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$1,393,667,741	$ -	$1,393,667,741	$ -
	Senior Loan Notes	4,536,260	-	4,536,260	-
	Mortgage-Backed Securities
	Collateralized Mortgage Obligations - Commercial	82,414,552	-	82,414,552	-
	Collateralized Mortgage Obligations - Residential	233,778,294	-	224,028,794	9,749,500
	Fannie Mae	933,873,485	-	933,873,485	-
	Federal Housing Authority	1,394	-	1,394	-
	Freddie Mac	13,994,364	-	13,994,364	-
	Government National Mortgage Association	223,942,817	-	223,942,817	-

	Total Mortgage-Backed Securities	1,488,004,906	-	1,478,255,406	9,749,500

	Asset-Backed Securities	293,764,496	-	293,764,496	-
	U.S. Treasury Obligations	515,608,333	-	515,608,333	-
	Foreign Government Bonds & Notes	133,702,286	-	133,702,286	-
	Municipal Bonds	6,861,091	-	6,861,091	-
	Short-Term Investments	965,146,635	-	965,146,635	-
	Derivatives:
	Credit Contracts
	Swaps	350,261	-	350,261	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	1,776,980	-	1,776,980	-
	Interest Rate Contracts
	Futures	1,969,264	1,969,264	-	-
	Swaps	10,955,361	-	10,955,361	-

	Total Interest Rate Contracts	12,924,625	1,969,264	10,955,361	-

	Total Asset - Derivatives	15,051,866	1,969,264	13,082,602	-

	Total Assets	4,816,343,614	1,969,264	4,804,624,850	9,749,500

Liabilities	Securities Sold Short
	Mortgage-Backed Securities	(12,086,227)	-	(12,086,227)	-
	Reverse Repurchase Agreements	(3,669,363)	-	(3,669,363)	-
	Derivatives:
	Credit Contracts
	Swaps	(254,344)	-	(254,344)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(4,610,881)	-	(4,610,881)	-
	Interest Rate Contracts
	Futures	(616,278)	(616,278)	-	-
	Written Options	(135,727)	-	(135,727)	-
	Swaps	(10,351,431)	-	(10,351,431)	-

	Total Interest Rate Contracts	(11,103,436)	(616,278)	(10,487,158)	-

	Total Liabilities - Derivatives	(15,968,661)	(616,278)	(15,352,383)	-

	Total Liabilities	(31,724,251)	(616,278)	(31,107,973)	-

	Total	$4,784,619,363	$1,352,986	$4,773,516,877	$9,749,500

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 50.8%

Basic Materials - 1.1%

Anglo American Capital PLC (South Africa)
3.750% due 04/10/22 ~	$510,000	$524,875
4.125% due 09/27/22 ~	985,000	1,027,887
CNAC HK Finbridge Co Ltd (China) 3.000% due 07/19/20 ~	1,325,000	1,325,570
DuPont de Nemours Inc 3.766% due 11/15/20	1,730,000	1,749,846
International Flavors & Fragrances Inc 3.400% due 09/25/20	670,000	673,379
LyondellBasell Industries NV 6.000% due 11/15/21	2,565,000	2,709,013
Newmont Corp 3.625% due 06/09/21	4,600,000	4,697,193
Nucor Corp 2.000% due 06/01/25	670,000	696,416
POSCO (South Korea)
2.375% due 11/12/22 ~	2,080,000	2,122,141
2.375% due 01/17/23 ~	1,055,000	1,073,718
Syngenta Finance NV (Switzerland) 3.933% due 04/23/21 ~	1,115,000	1,126,032

		17,726,070

Communications - 3.0%

AT&T Inc 3.800% due 03/15/22	1,865,000	1,964,671
Axiata SPV2 Bhd (Malaysia) 3.466% due 11/19/20 ~	2,300,000	2,311,868
Baidu Inc (China)
2.875% due 07/06/22	1,675,000	1,718,130
3.500% due 11/28/22	1,430,000	1,490,495
Booking Holdings Inc 4.100% due 04/13/25	1,565,000	1,760,304
Charter Communications Operating LLC
4.464% due 07/23/22	9,047,000	9,649,241
4.908% due 07/23/25	4,394,000	5,042,020
Comcast Corp
3.100% due 04/01/25	555,000	610,578
3.700% due 04/15/24	1,935,000	2,148,445
3.950% due 10/15/25	250,000	286,689
Cox Communications Inc
2.950% due 06/30/23 ~	1,120,000	1,180,527
3.150% due 08/15/24 ~	1,110,000	1,195,661
CSC Holdings LLC 10.875% due 10/15/25 ~	1,697,000	1,828,254
Expedia Group Inc 5.950% due 08/15/20	535,000	536,583
FOX Corp
3.050% due 04/07/25	350,000	379,154
3.666% due 01/25/22	1,880,000	1,968,794
4.030% due 01/25/24	780,000	865,159
JD.com Inc (China) 3.125% due 04/29/21	5,100,000	5,164,861
Sky Ltd (United Kingdom) 3.750% due 09/16/24 ~	710,000	791,531
T-Mobile USA Inc 3.500% due 04/15/25 ~	1,905,000	2,080,060
The Interpublic Group of Cos Inc 3.500% due 10/01/20	475,000	478,167
Verizon Communications Inc 5.150% due 09/15/23	1,350,000	1,537,532
Vodafone Group PLC (United Kingdom) 3.750% due 01/16/24	1,375,000	1,502,661
WPP Finance 2010 (United Kingdom) 3.625% due 09/07/22	565,000	587,818

		47,079,203

	Principal Amount	Value
Consumer, Cyclical - 5.5%

American Airlines Pass-Through Trust ‘B’ 3.700% due 04/15/27	$1,308,372	$910,450
AutoZone Inc 3.625% due 04/15/25	920,000	1,029,151
BMW US Capital LLC (Germany) 0.934% (USD LIBOR + 0.500%) due 08/13/21 § ~	1,980,000	1,970,074
1.850% due 09/15/21 ~	2,450,000	2,473,157
Daimler Finance North America LLC (Germany)
1.750% due 03/10/23 ~	3,105,000	3,128,696
2.300% due 02/12/21 ~	4,525,000	4,556,755
Delta Air Lines Inc 2.600% due 12/04/20	1,255,000	1,241,172
Ford Motor Credit Co LLC 1.227% (USD LIBOR + 0.930%) due 09/24/20 §	3,930,000	3,898,654
3.470% due 04/05/21	750,000	736,875
3.813% due 10/12/21	905,000	895,995
5.875% due 08/02/21	525,000	531,153
General Motors Co
4.875% due 10/02/23	1,265,000	1,352,129
5.400% due 10/02/23	2,160,000	2,341,630
General Motors Financial Co Inc
2.900% due 02/26/25	3,270,000	3,260,480
3.200% due 07/13/20	2,530,000	2,531,203
3.200% due 07/06/21	1,345,000	1,360,756
4.200% due 03/01/21	455,000	461,076
4.200% due 11/06/21	2,435,000	2,497,699
Harley-Davidson Financial Services Inc 1.284% (USD LIBOR + 0.940%) due 03/02/21 § ~	1,550,000	1,541,166
2.550% due 06/09/22 ~	685,000	687,779
3.550% due 05/21/21 ~	500,000	507,877
4.050% due 02/04/22 ~	2,675,000	2,758,523
Hasbro Inc
2.600% due 11/19/22	1,550,000	1,604,961
3.000% due 11/19/24	2,085,000	2,185,951
Hyundai Capital America
2.375% due 02/10/23 ~	3,340,000	3,377,990
2.450% due 06/15/21 ~	1,350,000	1,359,155
2.750% due 09/18/20 ~	3,000,000	3,006,645
2.850% due 11/01/22 ~	893,000	911,941
3.000% due 06/20/22 ~	1,950,000	1,987,876
3.950% due 02/01/22 ~	955,000	982,777
Lennar Corp 2.950% due 11/29/20	5,125,000	5,149,216
McDonald’s Corp 1.450% due 09/01/25	1,035,000	1,062,383
Nissan Motor Acceptance Corp
2.600% due 09/28/22 ~	1,685,000	1,649,673
3.650% due 09/21/21 ~	1,365,000	1,368,878
O’Reilly Automotive Inc 3.800% due 09/01/22	1,760,000	1,849,744
Panasonic Corp (Japan) 2.536% due 07/19/22 ~	1,395,000	1,436,396
QVC Inc
4.375% due 03/15/23	1,205,000	1,210,904
5.125% due 07/02/22	2,320,000	2,354,336
Ralph Lauren Corp 1.700% due 06/15/22	430,000	437,618
Ross Stores Inc 4.600% due 04/15/25	4,315,000	4,961,242
Starbucks Corp 1.300% due 05/07/22	805,000	816,269
The TJX Cos Inc 3.500% due 04/15/25	1,450,000	1,615,040

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
United Airlines Pass-Through Trust ‘B’ 3.500% due 11/01/29	$750,000	$575,191
Volkswagen Group of America Finance LLC (Germany)
2.500% due 09/24/21 ~	510,000	518,263
2.700% due 09/26/22 ~	1,190,000	1,230,253
2.900% due 05/13/22 ~	735,000	759,422
3.125% due 05/12/23 ~	680,000	715,672
3.875% due 11/13/20 ~	3,460,000	3,493,015
Walgreen Co 3.100% due 09/15/22	755,000	791,550

		88,084,811

Consumer, Non-Cyclical - 9.4%

AbbVie Inc
2.300% due 05/14/21	1,730,000	1,752,099
2.600% due 11/21/24 ~	6,025,000	6,419,833
2.900% due 11/06/22	3,195,000	3,353,497
3.200% due 11/06/22	260,000	273,197
3.250% due 10/01/22 ~	330,000	345,398
3.450% due 03/15/22 ~	1,100,000	1,143,233
Altria Group Inc
3.490% due 02/14/22	1,300,000	1,356,154
3.800% due 02/14/24	3,330,000	3,643,380
Anthem Inc 2.375% due 01/15/25	780,000	827,156
Archer-Daniels-Midland Co 2.750% due 03/27/25	545,000	591,637
BAT Capital Corp (United Kingdom) 2.764% due 08/15/22	6,175,000	6,397,783
Baxalta Inc 3.600% due 06/23/22	675,000	711,037
Baxter International Inc 3.750% due 10/01/25 ~	1,725,000	1,966,748
Bayer US Finance II LLC (Germany) 0.927% (USD LIBOR + 0.630%) due 06/25/21 § ~	2,035,000	2,032,803
3.500% due 06/25/21 ~	2,880,000	2,950,755
Becton Dickinson & Co
2.894% due 06/06/22	7,146,000	7,396,657
3.363% due 06/06/24	2,385,000	2,572,956
3.734% due 12/15/24	675,000	743,625
Bristol-Myers Squibb Co
2.600% due 05/16/22 ~	860,000	894,397
2.750% due 02/15/23 ~	1,320,000	1,392,804
2.875% due 02/19/21 ~	2,275,000	2,314,777
2.900% due 07/26/24 ~	1,780,000	1,927,769
3.250% due 02/20/23 ~	390,000	415,341
3.550% due 08/15/22 ~	3,060,000	3,254,952
3.625% due 05/15/24 ~	345,000	380,135
Bunge Ltd Finance Corp
3.000% due 09/25/22	4,810,000	5,017,040
3.500% due 11/24/20	5,140,000	5,189,058
4.350% due 03/15/24	235,000	256,800
Cardinal Health Inc
2.616% due 06/15/22	210,000	216,823
3.079% due 06/15/24	1,285,000	1,369,472
3.200% due 03/15/23	1,530,000	1,619,539
3.500% due 11/15/24	2,100,000	2,285,990
Cargill Inc 1.375% due 07/23/23 ~	1,175,000	1,195,770
China Mengniu Dairy Co Ltd (China) 1.875% due 06/17/25 ~	3,737,000	3,725,953
Cigna Corp 0.949% (USD LIBOR + 0.650%) due 09/17/21 §	1,060,000	1,060,052
3.000% due 07/15/23 ~	1,245,000	1,324,615
3.400% due 09/17/21	590,000	610,094
3.750% due 07/15/23	1,300,000	1,412,164
3.900% due 02/15/22 ~	1,040,000	1,093,795
4.125% due 09/15/20 ~	1,895,000	1,908,342

	Principal Amount	Value
CVS Health Corp
2.625% due 08/15/24	$615,000	$657,047
3.350% due 03/09/21	2,584,000	2,635,445
3.700% due 03/09/23	5,180,000	5,567,966
Diageo Capital PLC (United Kingdom) 1.375% due 09/29/25	1,300,000	1,323,556
EMD Finance LLC (Germany) 2.950% due 03/19/22 ~	800,000	825,823
Equifax Inc
2.300% due 06/01/21	1,025,000	1,040,242
3.600% due 08/15/21	195,000	201,318
3.950% due 06/15/23	425,000	459,770
Express Scripts Holding Co 1.113% (USD LIBOR + 0.750%) due 11/30/20 §	4,140,000	4,140,338
Global Payments Inc 2.650% due 02/15/25	1,420,000	1,509,033
HPHT Finance 17 Ltd (Hong Kong) 2.750% due 09/11/22 ~	2,335,000	2,377,557
Humana Inc
2.900% due 12/15/22	340,000	355,630
3.150% due 12/01/22	800,000	839,030
3.850% due 10/01/24	1,195,000	1,313,604
4.500% due 04/01/25	2,015,000	2,305,592
Imperial Brands Finance PLC (United Kingdom)
2.950% due 07/21/20 ~	4,269,000	4,273,190
3.750% due 07/21/22 ~	2,920,000	3,049,855
Keurig Dr Pepper Inc 3.551% due 05/25/21	2,000,000	2,056,035
McKesson Corp 3.650% due 11/30/20	2,150,000	2,177,815
Moody’s Corp 3.750% due 03/24/25	2,185,000	2,481,001
PayPal Holdings Inc 1.350% due 06/01/23	3,060,000	3,125,882
PepsiCo Inc 0.750% due 05/01/23	4,080,000	4,122,114
Pernod Ricard SA (France)
4.450% due 01/15/22 ~	2,245,000	2,371,153
5.750% due 04/07/21 ~	763,000	792,633
Perrigo Co PLC 4.000% due 11/15/23	1,355,000	1,398,645
Perrigo Finance Unlimited Co
3.500% due 03/15/21	1,523,000	1,524,742
3.500% due 12/15/21	950,000	947,859
3.900% due 12/15/24	3,295,000	3,508,089
Philip Morris International Inc 1.125% due 05/01/23	1,875,000	1,907,916
Reynolds American Inc (United Kingdom) 4.000% due 06/12/22	2,010,000	2,124,622
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/23	290,000	307,340
Takeda Pharmaceutical Co Ltd (Japan) 4.000% due 11/26/21	3,015,000	3,148,396
Thermo Fisher Scientific Inc 4.133% due 03/25/25	725,000	828,606

		149,041,474

Diversified - 0.1%

CK Hutchison International 17 II Ltd (United Kingdom) 2.750% due 03/29/23 ~	2,200,000	2,275,424

Energy - 5.6%

Aker BP ASA (Norway) 3.000% due 01/15/25 ~	1,725,000	1,683,530
BP Capital Markets America Inc 2.937% due 04/06/23	1,325,000	1,403,698
Canadian Natural Resources Ltd (Canada) 2.050% due 07/15/25	2,725,000	2,733,643

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Cenovus Energy Inc (Canada) 3.000% due 08/15/22	$2,320,000	$2,223,127
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/25	2,805,000	3,150,967
7.000% due 06/30/24	1,805,000	2,055,681
Chevron Corp 1.141% due 05/11/23	1,785,000	1,816,511
Diamondback Energy Inc
2.875% due 12/01/24	4,735,000	4,747,622
4.750% due 05/31/25	2,280,000	2,440,997
Energy Transfer Operating LP
2.900% due 05/15/25	440,000	451,050
3.600% due 02/01/23	675,000	698,541
4.200% due 09/15/23	510,000	542,512
4.250% due 03/15/23	1,300,000	1,373,871
5.875% due 01/15/24	4,150,000	4,644,932
Eni SPA (Italy) 4.000% due 09/12/23 ~	630,000	682,318
Enterprise Products Operating LLC 3.500% due 02/01/22	3,085,000	3,217,545
EOG Resources Inc 2.625% due 03/15/23	520,000	545,193
EQT Corp
3.000% due 10/01/22	3,940,000	3,676,512
4.875% due 11/15/21	491,000	482,567
Exxon Mobil Corp
1.571% due 04/15/23	3,465,000	3,555,620
1.902% due 08/16/22	645,000	665,901
2.992% due 03/19/25	3,865,000	4,209,087
Kinder Morgan Energy Partners LP 3.950% due 09/01/22	260,000	274,245
Kinder Morgan Inc 5.000% due 02/15/21 ~	1,265,000	1,292,362
Marathon Oil Corp 2.800% due 11/01/22	3,525,000	3,530,117
MPLX LP
1.213% (USD LIBOR + 0.900%) due 09/09/21 §	500,000	496,148
1.413% (USD LIBOR + 1.100%) due 09/09/22 §	1,550,000	1,524,908
Occidental Petroleum Corp 2.600% due 08/13/21	1,795,000	1,759,055
Plains All American Pipeline LP 5.000% due 02/01/21	1,600,000	1,614,780
Reliance Holdings USA Inc (India) 5.400% due 02/14/22 ~	3,300,000	3,480,307
Sabine Pass Liquefaction LLC
5.625% due 04/15/23	2,240,000	2,451,571
6.250% due 03/15/22	4,435,000	4,728,368
Saudi Arabian Oil Co (Saudi Arabia) 2.750% due 04/16/22 ~	3,415,000	3,488,189
Schlumberger Holdings Corp 3.750% due 05/01/24 ~	1,595,000	1,719,097
Spectra Energy Partners LP 4.600% due 06/15/21	1,870,000	1,925,880
Suncor Energy Inc (Canada) 2.800% due 05/15/23	965,000	1,008,566
Sunoco Logistics Partners Operations LP
3.450% due 01/15/23	200,000	206,937
4.400% due 04/01/21	1,145,000	1,167,952
The Williams Cos Inc
3.350% due 08/15/22	875,000	910,170
3.700% due 01/15/23	3,835,000	4,056,220
4.300% due 03/04/24	565,000	614,525
Valero Energy Corp 2.700% due 04/15/23	1,670,000	1,733,834
Western Midstream Operating LP 4.000% due 07/01/22	3,155,000	3,160,679

		88,145,335

	Principal Amount	Value
Financial - 17.6%

ABN AMRO Bank NV (Netherlands) 0.939% (USD LIBOR + 0.570%) due 08/27/21 § ~	$2,605,000	$2,618,541
AerCap Ireland Capital DAC (Ireland)
due 09/15/23 #	2,095,000	2,096,792
3.950% due 02/01/22	2,875,000	2,877,274
4.450% due 12/16/21	2,895,000	2,924,363
AIA Group Ltd (Hong Kong) 0.826% (USD LIBOR + 0.520%) due 09/20/21 § ~	2,060,000	2,062,760
Air Lease Corp
2.250% due 01/15/23	1,480,000	1,459,014
2.500% due 03/01/21	950,000	950,291
3.500% due 01/15/22	900,000	909,590
American Express Co 3.700% due 08/03/23	170,000	185,107
American International Group Inc
2.500% due 06/30/25	2,865,000	3,034,936
4.875% due 06/01/22	1,420,000	1,531,867
6.400% due 12/15/20	1,180,000	1,211,588
American Tower Corp REIT 3.450% due 09/15/21	2,385,000	2,468,518
Aon Corp 2.200% due 11/15/22	715,000	742,924
Aon PLC 2.800% due 03/15/21	4,175,000	4,248,125
Avolon Holdings Funding Ltd (Ireland)
2.875% due 02/15/25 ~	1,700,000	1,429,555
3.625% due 05/01/22 ~	2,800,000	2,640,633
3.950% due 07/01/24 ~	560,000	490,378
5.125% due 10/01/23 ~	1,890,000	1,750,527
Banco del Estado de Chile (Chile) 2.704% due 01/09/25 ~	1,010,000	1,039,669
Banco Santander Chile (Chile) 2.500% due 12/15/20 ~	6,120,000	6,170,276
Banco Santander Mexico SA Institucion de Banca (Mexico)
4.125% due 11/09/22 ~	3,500,000	3,655,312
5.375% due 04/17/25 ~	155,000	169,923
Bank of America Corp
0.947% (USD LIBOR + 0.650%) due 06/25/22 §	2,975,000	2,977,334
1.423% (USD LIBOR + 0.380%) due 01/23/22 §	2,900,000	2,892,738
2.295% (USD LIBOR + 1.160%) due 01/20/23 §	4,085,000	4,123,284
2.503% due 10/21/22	2,000,000	2,048,090
Banque Federative du Credit Mutuel SA (France) 2.125% due 11/21/22 ~	2,480,000	2,559,223
Barclays Bank PLC (United Kingdom)
1.700% due 05/12/22	1,245,000	1,267,258
2.650% due 01/11/21	3,165,000	3,196,676
Barclays PLC (United Kingdom) 2.936% (USD LIBOR + 1.625%) due 01/10/23 §	2,985,000	2,993,504
BDO Unibank Inc (Philippines) 2.950% due 03/06/23 ~	3,700,000	3,792,098
BPCE SA (France) 1.578% (USD LIBOR + 1.220%) due 05/22/22 § ~	815,000	819,843
Brixmor Operating Partnership LP REIT
3.250% due 09/15/23	2,690,000	2,751,654
3.875% due 08/15/22	455,000	472,316
Capital One Financial Corp
2.400% due 10/30/20	1,375,000	1,381,076
3.200% due 01/30/23	1,335,000	1,406,996
3.500% due 06/15/23	965,000	1,034,357
3.900% due 01/29/24	1,290,000	1,403,777

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Citibank NA 2.844% due 05/20/22	$2,610,000	$2,662,199
Citigroup Inc
2.312% due 11/04/22	2,255,000	2,303,652
2.900% due 12/08/21	4,145,000	4,272,510
3.106% due 04/08/26	1,845,000	1,981,648
Citizens Bank NA
2.550% due 05/13/21	1,035,000	1,052,013
2.650% due 05/26/22	1,300,000	1,344,083
3.250% due 02/14/22	2,345,000	2,429,661
Cooperatieve Rabobank UA (Netherlands) 3.950% due 11/09/22	2,255,000	2,387,827
Credicorp Ltd (Peru) 2.750% due 06/17/25 ~	665,000	663,105
Credit Suisse AG (Switzerland)
1.000% due 05/05/23	3,030,000	3,047,925
2.100% due 11/12/21	2,520,000	2,573,288
2.800% due 04/08/22	2,420,000	2,513,933
Crown Castle International Corp REIT
2.250% due 09/01/21	5,895,000	5,945,620
3.400% due 02/15/21	1,175,000	1,193,481
Danske Bank AS (Denmark)
1.226% due 06/22/24 ~	3,065,000	3,078,523
3.001% due 09/20/22 ~	2,585,000	2,626,509
5.000% due 01/12/22 ~	1,835,000	1,930,607
5.375% due 01/12/24 ~	255,000	284,092
Deutsche Bank AG (Germany)
1.846% (USD LIBOR + 1.290%) due 02/04/21 §	2,190,000	2,178,780
2.950% due 08/20/20	1,655,000	1,656,414
3.150% due 01/22/21	1,875,000	1,884,254
3.375% due 05/12/21	225,000	227,050
Discover Bank 3.200% due 08/09/21	380,000	388,526
Fifth Third Bancorp 1.625% due 05/05/23	1,190,000	1,221,416
First Niagara Financial Group Inc 7.250% due 12/15/21	1,140,000	1,240,231
GE Capital International Funding Co Unlimited Co 2.342% due 11/15/20	8,565,000	8,621,112
Highwoods Realty LP REIT 3.625% due 01/15/23	1,305,000	1,354,819
HSBC Bank USA NA 4.875% due 08/24/20	3,640,000	3,663,158
HSBC Holdings PLC (United Kingdom)
0.968% (USD LIBOR + 0.650%) due 09/11/21 §	2,685,000	2,686,306
2.099% due 06/04/26	3,515,000	3,554,030
2.950% due 05/25/21	3,220,000	3,288,295
ING Groep NV (Netherlands) 1.456% (USD LIBOR + 1.150%) due 03/29/22 §	1,970,000	1,984,729
JPMorgan Chase & Co 2.083% due 04/22/26	3,500,000	3,635,516
KeyBank NA 3.300% due 02/01/22	3,200,000	3,335,963
Lloyds Banking Group PLC (United Kingdom) 1.326% due 06/15/23	935,000	940,840
Marsh & McLennan Cos Inc 3.875% due 03/15/24	1,815,000	2,010,397
Metropolitan Life Global Funding I 0.900% due 06/08/23 ~	2,355,000	2,370,118
Mitsubishi UFJ Financial Group Inc (Japan)
1.641% (USD LIBOR + 0.650%) due 07/26/21 §	655,000	657,437
1.851% (USD LIBOR + 0.860%) due 07/26/23 §	1,065,000	1,062,058
3.218% due 03/07/22	6,185,000	6,448,351
Morgan Stanley
2.750% due 05/19/22	2,005,000	2,085,140
5.500% due 07/24/20	1,900,000	1,905,834

	Principal Amount	Value
NatWest Markets PLC (United Kingdom) 2.375% due 05/21/23 ~	$2,970,000	$3,042,645
New York Life Global Funding 1.100% due 05/05/23 ~	1,385,000	1,414,606
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	1,550,000	1,455,708
PNC Bank NA 2.950% due 01/30/23	1,305,000	1,374,233
Regions Bank 3.374% due 08/13/21	3,335,000	3,342,041
Reinsurance Group of America Inc 5.000% due 06/01/21	410,000	426,865
Royal Bank of Scotland Group PLC (United Kingdom) 3.875% due 09/12/23	2,030,000	2,189,957
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 10/16/20	4,190,000	4,219,615
Santander UK PLC (United Kingdom)
2.100% due 01/13/23	2,190,000	2,261,739
2.125% due 11/03/20	1,225,000	1,231,839
SBA Tower Trust REIT
2.836% due 01/15/25 ~	1,725,000	1,784,324
3.168% due 04/09/47 ~	2,360,000	2,385,935
3.448% due 03/15/48 ~	2,920,000	3,043,386
Simon Property Group LP REIT
2.625% due 06/15/22	2,235,000	2,298,346
3.375% due 10/01/24	2,205,000	2,373,404
Societe Generale SA (France) 2.625% due 10/16/24 ~	335,000	342,518
Standard Chartered PLC (United Kingdom)
2.285% (USD LIBOR + 1.150%) due 01/20/23 § ~	1,460,000	1,461,861
2.744% due 09/10/22 ~	1,570,000	1,588,400
3.885% due 03/15/24 ~	395,000	416,513
3.950% due 01/11/23 ~	835,000	866,708
State Street Corp 2.825% due 03/30/23 ~	625,000	648,906
Swedbank AB (Sweden)
1.300% due 06/02/23 ~	2,205,000	2,233,092
2.650% due 03/10/21 ~	2,450,000	2,487,402
Synchrony Bank 3.000% due 06/15/22	705,000	720,351
Synchrony Financial 2.850% due 07/25/22	6,027,000	6,132,554
The Charles Schwab Corp 4.200% due 03/24/25	2,275,000	2,612,385
The Goldman Sachs Group Inc 2.101% (USD LIBOR + 1.110%) due 04/26/22 §	3,080,000	3,094,656
5.750% due 01/24/22	2,010,000	2,169,025
The Western Union Co
2.850% due 01/10/25	2,440,000	2,544,054
3.600% due 03/15/22	1,510,000	1,567,636
Trinity Acquisition PLC 3.500% due 09/15/21	1,045,000	1,071,017
Truist Bank
1.250% due 03/09/23	4,580,000	4,651,823
2.800% due 05/17/22	2,035,000	2,119,318
UBS AG (Switzerland) 1.750% due 04/21/22 ~	720,000	733,780
UBS Group AG (Switzerland) 1.578% (USD LIBOR + 1.220%) due 05/23/23 § ~	3,105,000	3,129,467
2.950% due 09/24/20 ~	3,815,000	3,836,505
3.000% due 04/15/21 ~	2,670,000	2,722,952
US Bank NA 1.311% (USD LIBOR + 0.320%) due 04/26/21 §	2,590,000	2,595,567

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Ventas Realty LP REIT
3.100% due 01/15/23	$455,000	$466,159
3.250% due 08/15/22	640,000	655,318
Wells Fargo & Co
1.654% due 06/02/24	1,780,000	1,809,597
2.188% due 04/30/26	1,575,000	1,630,364
3.500% due 03/08/22	1,290,000	1,351,536
Wells Fargo Bank NA
2.082% due 09/09/22	2,020,000	2,053,072
3.325% due 07/23/21	3,120,000	3,125,117
Willis Towers Watson PLC 5.750% due 03/15/21	3,592,000	3,707,251

		279,869,184

Industrial - 3.8%

Amphenol Corp 2.050% due 03/01/25	1,580,000	1,650,938
Avnet Inc 3.750% due 12/01/21	1,520,000	1,560,429
Boral Finance Pty Ltd (Australia) 3.000% due 11/01/22 ~	475,000	479,130
Carrier Global Corp 2.242% due 02/15/25 ~	3,225,000	3,310,090
CNH Industrial Capital LLC
3.875% due 10/15/21	3,305,000	3,389,413
4.375% due 11/06/20	4,164,000	4,202,977
DAE Funding LLC (United Arab Emirates) 5.250% due 11/15/21 ~	3,080,000	3,033,800
Eagle Materials Inc 4.500% due 08/01/26	2,175,000	2,261,302
Eastern Creation II Investment Holdings Ltd (China) 2.750% due 09/26/20 ~	2,220,000	2,224,884
FedEx Corp 3.800% due 05/15/25	1,070,000	1,190,708
General Electric Co
3.150% due 09/07/22	970,000	1,015,389
3.450% due 05/15/24	905,000	964,939
Honeywell International Inc 1.350% due 06/01/25	1,860,000	1,911,360
Jabil Inc 5.625% due 12/15/20	1,025,000	1,045,180
Northrop Grumman Corp 2.550% due 10/15/22	1,445,000	1,508,445
Otis Worldwide Corp 2.056% due 04/05/25 ~	1,870,000	1,961,910
Penske Truck Leasing Co LP
3.300% due 04/01/21 ~	5,780,000	5,860,257
3.375% due 02/01/22 ~	1,467,000	1,505,555
3.650% due 07/29/21 ~	580,000	593,899
Republic Services Inc 2.500% due 08/15/24	1,575,000	1,676,316
Roper Technologies Inc
2.350% due 09/15/24	670,000	706,568
3.000% due 12/15/20	435,000	438,975
3.125% due 11/15/22	2,755,000	2,887,586
3.650% due 09/15/23	695,000	755,998
Shanghai Electric Group Global Investment Ltd (China) 2.650% due 11/21/24 ~	3,900,000	4,041,169
SMBC Aviation Capital Finance DAC (Ireland)
2.650% due 07/15/21 ~	500,000	502,291
3.550% due 04/15/24 ~	695,000	712,036
4.125% due 07/15/23 ~	311,000	323,132
Vulcan Materials Co 1.000% (USD LIBOR + 0.650%) due 03/01/21 §	5,380,000	5,351,537
Yongda Investment Ltd (China) 2.250% due 06/16/25 ~	2,730,000	2,746,240

		59,812,453

	Principal Amount	Value
Technology - 2.3%

Analog Devices Inc 2.950% due 04/01/25	$555,000	$601,997
Apple Inc
0.750% due 05/11/23	2,865,000	2,897,231
2.400% due 05/03/23	1,340,000	1,416,872
Broadcom Corp 2.200% due 01/15/21	3,210,000	3,234,558
Fiserv Inc 2.750% due 07/01/24	3,345,000	3,568,817
International Business Machines Corp 2.850% due 05/13/22	2,810,000	2,939,918
Microchip Technology Inc
2.670% due 09/01/23 ~	2,125,000	2,188,404
3.922% due 06/01/21	3,815,000	3,890,221
Micron Technology Inc
2.497% due 04/24/23	5,230,000	5,435,617
4.640% due 02/06/24	705,000	779,824
NXP BV (Netherlands)
2.700% due 05/01/25 ~	395,000	415,576
3.875% due 09/01/22 ~	1,210,000	1,279,699
4.125% due 06/01/21 ~	1,260,000	1,297,883
4.625% due 06/01/23 ~	2,050,000	2,250,343
Oracle Corp 2.500% due 04/01/25	2,460,000	2,648,764
Texas Instruments Inc 1.375% due 03/12/25	940,000	965,624

		35,811,348

Utilities - 2.4%

American Electric Power Co Inc 3.650% due 12/01/21	280,000	292,154
CenterPoint Energy Inc 3.600% due 11/01/21	740,000	768,719
Dominion Energy Inc 2.579% due 07/01/20	1,895,000	1,895,000
Edison International 3.125% due 11/15/22	1,140,000	1,174,994
Enel Finance International NV (Italy)
2.875% due 05/25/22 ~	4,165,000	4,310,209
4.250% due 09/14/23 ~	1,206,000	1,313,268
FirstEnergy Corp 2.850% due 07/15/22	3,135,000	3,253,664
Israel Electric Corp Ltd (Israel)
5.000% due 11/12/24 ~	1,750,000	1,966,589
6.875% due 06/21/23 ~	565,000	648,112
NextEra Energy Capital Holdings Inc 0.921% (USD LIBOR + 0.550%) due 08/28/21 §	2,085,000	2,085,761
NRG Energy Inc 3.750% due 06/15/24 ~	1,125,000	1,189,823
Pacific Gas and Electric Co 1.750% due 06/16/22	5,540,000	5,562,492
San Diego Gas & Electric Co 1.914% due 02/01/22	564,297	566,973
Sempra Energy 1.719% (USD LIBOR + 0.500%) due 01/15/21 §	1,103,000	1,103,202
2.875% due 10/01/22	145,000	150,306
Sinosing Services Pte Ltd (China) 2.250% due 02/20/25 ~	4,005,000	4,100,452
The AES Corp 3.300% due 07/15/25 ~	1,565,000	1,614,587
Vistra Operations Co LLC 3.550% due 07/15/24 ~	5,315,000	5,488,960

		37,485,265

Total Corporate Bonds & Notes (Cost $786,970,925)		805,330,567

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES - 16.4%

Collateralized Mortgage Obligations - Commercial - 3.6%

280 Park Avenue Mortgage Trust 1.065% (USD LIBOR + 0.880%) due 09/15/34 § ~	$1,640,000	$1,631,213
Austin Fairmont Hotel Trust 1.235% (USD LIBOR + 1.050%) due 09/15/32 § ~	1,180,000	1,133,665
BAMLL Commercial Mortgage Securities Trust
1.035% (USD LIBOR + 0.850%) due 09/15/34 § ~	4,770,000	4,558,223
3.490% due 04/14/33 ~	1,775,000	1,895,137
Banc of America Commercial Mortgage Trust 1.957% due 02/15/50	280,092	281,178
Bank
2.056% due 11/15/62	893,146	909,808
2.263% due 08/15/61	839,812	856,565
BX Commercial Mortgage Trust
1.265% (USD LIBOR + 1.080%) due 10/15/36 § ~	1,404,439	1,383,929
1.305% (USD LIBOR + 1.120%) due 12/15/36 § ~	1,365,000	1,335,183
1.435% (USD LIBOR + 1.250%) due 12/15/36 § ~	1,315,000	1,273,482
BX Trust 0.985% (USD LIBOR + 0.800%) due 05/15/35 § ~	4,635,000	4,411,857
CAMB Commercial Mortgage Trust 1.255% (USD LIBOR + 1.070%) due 12/15/37 § ~	1,375,000	1,362,131
CD Mortgage Trust 1.965% due 02/10/50	244,446	245,497
CGDB Commercial Mortgage Trust 1.835% (USD LIBOR + 1.650%) due 11/15/36 § ~	2,615,000	2,501,220
Commercial Mortgage Trust
3.754% due 02/10/37 § ~	2,115,000	1,903,575
4.701% due 03/10/47	930,000	969,960
4.353% due 08/10/30 ~	1,180,000	1,267,782
4.844% due 02/10/47 §	1,715,000	1,843,098
4.888% due 08/10/47 § ~	710,000	453,139
Credit Suisse Mortgage Capital Certificates
1.615% (USD LIBOR + 1.430%) due 05/15/36 § ~	2,140,000	2,107,564
1.785% (USD LIBOR + 1.600%) due 05/15/36 § ~	1,575,000	1,531,141
CSAIL Commercial Mortgage Trust 2.360% due 06/15/52	1,050,018	1,074,737
Fontainebleau Miami Beach Trust 3.750% due 12/10/36 ~	2,460,000	2,333,381
Great Wolf Trust
1.219% (USD LIBOR + 1.034%) due 12/15/36 § ~	3,830,000	3,691,020
1.818% (USD LIBOR + 1.633%) due 12/15/36 § ~	1,055,000	981,048
GS Mortgage Securities Corp Trust 1.085% (USD LIBOR + 0.900%) due 06/15/36 § ~	3,200,000	3,129,065
InTown Hotel Portfolio Trust
0.885% (USD LIBOR + 0.700%) due 01/15/33 § ~	835,000	783,453
1.435% (USD LIBOR + 1.250%) due 01/15/33 § ~	685,000	637,603
JP Morgan Chase Commercial Mortgage Securities Trust
1.535% (USD LIBOR + 1.350%) due 09/15/29 § ~	3,240,000	3,090,979

	Principal Amount	Value
1.785% (USD LIBOR + 1.600%) due 09/15/29 § ~	$1,025,000	$963,338
4.388% due 07/15/46 ~	333,761	340,431
Morgan Stanley Bank of America Merrill Lynch Trust 4.110% due 10/15/47 §	775,000	825,732
New Orleans Hotel Trust 1.474% (USD LIBOR + 1.289%) due 04/15/32 § ~	3,355,000	3,100,405
RETL 1.335% (USD LIBOR + 1.150%) due 03/15/36 § ~	203,929	194,686
SLIDE 2.035% (USD LIBOR + 1.850%) due 06/15/31 § ~	1,277,047	1,144,668
WFRBS Commercial Mortgage Trust 4.697% due 04/15/45	1,590,000	1,629,962

		57,775,855

Collateralized Mortgage Obligations - Residential - 9.0%

Angel Oak Mortgage Trust 3.920% due 11/25/48 § ~	3,884,557	3,979,837
Angel Oak Mortgage Trust LLC due 04/25/65 # ~	3,790,000	3,789,980
COLT Mortgage Loan Trust
1.506% due 04/27/65 § ~	1,045,000	1,049,437
2.764% due 08/25/49 § ~	1,762,894	1,788,841
3.337% due 05/25/49 § ~	756,567	766,510
3.470% due 07/27/48 § ~	720,739	729,127
3.542% due 07/27/48 § ~	349,359	352,928
3.705% due 03/25/49 § ~	3,651,355	3,697,549
3.763% due 10/26/48 § ~	377,169	385,694
4.006% due 12/28/48 § ~	519,399	529,368
Connecticut Avenue Securities Trust
0.935% (USD LIBOR + 0.750%) due 09/25/39 § ~	175,671	175,495
0.985% (USD LIBOR + 0.800%) due 01/25/40 § ~	1,359,098	1,356,882
Deephave Residential Mortgage Trust
3.763% due 04/25/59 § ~	868,607	872,806
3.921% due 04/25/59 § ~	810,000	787,408
Deephaven Residential Mortgage Trust
1.692% due 05/25/65 ~	2,195,000	2,201,070
2.339% due 01/25/60 § ~	1,437,057	1,456,252
2.577% due 10/25/47 § ~	720,490	729,371
2.711% due 10/25/47 § ~	61,250	61,990
2.813% due 10/25/47 § ~	57,220	57,854
2.976% due 12/25/57 § ~	758,779	767,976
3.485% due 12/26/46 § ~	153,050	153,710
3.963% due 08/25/58 § ~	73,714	74,645
Ellington Financial Mortgage Trust
2.006% due 06/25/65 § ~	750,245	753,954
2.739% due 11/25/59 § ~	1,004,180	1,010,344
Fannie Mae
1.035% (USD LIBOR + 0.850%) due 07/25/30 §	2,774,315	2,687,633
1.285% (USD LIBOR + 1.100%) due 11/25/29 §	2,791,398	2,721,769
1.385% (USD LIBOR + 1.200%) due 01/25/30 §	1,380,018	1,339,219
3.000% due 11/25/47	3,733,438	3,999,814
4.000% due 06/25/44	510,173	522,885
Fannie Mae Connecticut Avenue Securities
1.535% (USD LIBOR + 1.350%) due 09/25/29 §	1,400,092	1,397,170
2.285% (USD LIBOR + 2.100%) due 03/25/31 §	2,363,999	2,329,769
4.635% (USD LIBOR + 4.450%) due 01/25/29 §	1,434,305	1,477,393

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Flagstar Mortgage Trust
1.035% (USD LIBOR + 0.850%) due 03/25/50 § ~	$1,262,673	$1,216,819
4.000% due 09/25/48 § ~	2,141,281	2,301,566
Freddie Mac
0.935% (USD LIBOR + 0.750%) due 10/25/48 - 02/25/50 § ~	1,945,704	1,938,437
0.955% (USD LIBOR + 0.770%) due 11/25/49 § ~	88,788	88,426
1.285% (USD LIBOR + 1.100%) due 03/25/50 § ~	2,114,076	2,111,915
2.235% (USD LIBOR + 2.050%) due 07/25/49 § ~	562,063	554,262
3.285% (USD LIBOR + 3.100%) due 03/25/50 § ~	1,565,000	1,518,240
3.587% due 10/25/46 §	902,184	902,179
3.800% due 05/25/47 § ~	296,807	296,952
7.000% due 09/15/30	219,191	252,439
Freddie Mac STACR Trust
due 06/25/50 # ~	1,070,000	1,070,000
1.585% (USD LIBOR + 1.400%) due 02/25/49 § ~	1,155,000	1,107,498
2.535% (USD LIBOR + 2.350%) due 02/25/49 § ~	2,533,720	2,498,442
Freddie Mac Structured Agency Credit Risk Debt Notes
1.385% (USD LIBOR + 1.200%) due 10/25/29 §	524,106	525,410
3.809% due 05/25/48 § ~	78,428	78,303
3.980% due 09/25/47 § ~	5,980	5,967
4.835% (USD LIBOR + 4.650%) due 10/25/28 §	1,548,448	1,625,798
FWD Securitization Trust 2.240% due 01/25/50 § ~	2,836,729	2,894,578
Galton Funding Mortgage Trust
2.310% due 01/25/60 § ~	1,149,835	1,156,892
2.832% due 01/25/60 § ~	1,085,000	982,366
3.339% due 10/25/59 § ~	680,000	649,389
3.500% due 11/25/57 § ~	1,415,899	1,444,954
4.000% due 02/25/59 § ~	1,763,435	1,804,445
Government National Mortgage Association 0.490% (USD LIBOR + 0.300%) due 09/20/48 §	463,448	462,232
GS Mortgage-Backed Securities Trust 2.454% due 07/25/44 § ~	95,919	96,628
Homeward Opportunities Fund I Trust
2.675% due 11/25/59 § ~	1,660,299	1,680,487
3.454% due 01/25/59 § ~	1,817,917	1,855,453
3.606% due 01/25/59 § ~	1,163,947	1,183,303
3.766% due 06/25/48 § ~	789,325	807,312
3.897% due 06/25/48 § ~	631,460	645,463
JP Morgan Mortgage Trust
3.500% due 06/25/50 § ~	2,819,180	2,903,433
3.500% due 08/25/50 § ~	1,267,416	1,292,067
New Residential Mortgage Loan Trust
1.650% due 05/24/60 § ~	2,930,000	2,938,523
2.464% due 01/26/60 § ~	1,233,448	1,258,463
2.710% due 11/25/59 § ~	1,984,725	2,021,363
2.802% due 07/25/49 § ~	1,838,477	1,867,775
3.086% due 07/25/49 § ~	725,404	736,536
3.986% due 11/25/48 § ~	1,442,078	1,498,734
4.138% due 11/25/48 § ~	1,054,438	1,077,051
OBX Trust
1.085% (USD LIBOR + 0.900%) due 06/25/59 § ~	940,830	939,934
1.085% (USD LIBOR + 0.900%) due 10/25/59 § ~	759,003	757,111
1.135% (USD LIBOR + 0.950%) due 02/25/60 § ~	2,702,975	2,623,647

	Principal Amount	Value
1.385% (USD LIBOR + 1.200%) due 06/25/59 § ~	$875,326	$866,000
3.500% due 12/25/49 § ~	796,726	826,189
3.500% due 02/25/60 § ~	1,756,583	1,814,270
Sequoia Mortgage Trust
3.500% due 02/25/48 § ~	1,802,376	1,823,201
4.000% due 06/25/48 § ~	2,016,484	2,070,649
4.000% due 08/25/48 § ~	1,855,641	1,915,065
4.000% due 10/25/48 § ~	502,328	519,472
4.500% due 08/25/48 § ~	458,063	480,696
STACR Trust
0.935% (USD LIBOR + 0.750%) due 09/25/48 § ~	4,736	4,732
0.985% (USD LIBOR + 0.800%) due 12/25/30 § ~	382,706	381,975
1.085% (USD LIBOR + 0.900%) due 09/25/48 § ~	1,025,000	1,015,882
1.135% (USD LIBOR + 0.950%) due 12/25/30 § ~	700,000	707,204
1.435% (USD LIBOR + 1.250%) due 02/25/47 § ~	844,334	833,261
Starwood Mortgage Residential Trust
2.408% due 02/25/50 § ~	804,654	808,955
2.610% due 09/27/49 § ~	288,073	289,709
2.916% due 09/27/49 § ~	665,197	662,938
2.941% due 06/25/49 § ~	1,381,732	1,390,381
3.299% due 06/25/49 § ~	979,913	962,785
3.468% due 02/25/49 § ~	691,342	709,783
Verus Securitization Trust
1.977% due 04/25/60 ~	444,051	443,659
2.226% due 05/25/60 § ~	4,702,450	4,750,588
2.417% due 01/25/60 § ~	2,819,425	2,861,898
2.724% due 01/25/60 § ~	1,154,008	1,149,159
2.913% due 07/25/59 § ~	2,589,809	2,644,164
3.100% due 11/25/59 § ~	1,189,810	1,185,439
3.117% due 07/25/59 § ~	1,552,225	1,584,645
3.211% due 05/25/59 § ~	1,378,190	1,407,107
3.402% due 12/25/59 § ~	584,452	600,176
3.677% due 06/01/58 § ~	995,675	1,010,447
3.779% due 06/01/58 § ~	272,724	275,088
3.830% due 06/01/58 § ~	171,885	173,179
3.836% due 02/25/59 § ~	3,793,506	3,871,953
4.034% due 12/25/59 § ~	415,000	400,157
4.108% due 10/25/58 § ~	1,230,159	1,263,163
Vista Point Securitization Trust 1.763% due 03/25/65 § ~	2,585,000	2,584,964

		141,964,405

Fannie Mae - 2.5%

due 07/01/50 #	4,395,000	4,722,908
2.667% (UST + 2.263%) due 06/01/33 §	462,430	482,517
3.000% due 09/01/28 - 02/01/35	4,516,375	4,813,514
3.293% (USD LIBOR + 1.548%) due 01/01/35 §	5,155	5,314
3.500% (USD LIBOR + 1.750%) due 05/01/33 §	37,997	38,254
3.500% due 01/01/44 - 01/01/46	2,177,951	2,331,177
3.556% (USD LIBOR + 1.556%) due 02/01/33 §	61,268	61,744
3.573% (USD LIBOR + 1.621%) due 04/01/33 §	30,364	30,580
3.758% (UST + 2.258%) due 06/01/35 §	102,106	103,288
3.784% (UST + 2.215%) due 02/01/33 §	45,487	45,688
4.000% due 03/01/41 - 01/01/50	3,986,934	4,236,946
4.500% due 05/01/25 - 01/01/50	8,677,206	9,465,542
5.000% due 07/01/24 - 02/01/49	3,575,014	4,061,686
5.500% due 01/01/36 - 06/01/39	1,965,676	2,258,904
6.000% due 03/01/37 - 02/01/49	4,866,921	5,683,074

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
6.500% due 05/01/33	$506,072	$600,603
7.000% due 05/01/33 - 06/01/33	274,913	310,011

		39,251,750

Freddie Mac - 0.4%

3.000% due 11/01/34	1,381,505	1,482,456
3.576% (UST + 1.951%) due 02/01/35 §	98,256	99,065
3.725% (USD LIBOR + 1.725%) due 03/01/35 §	268,187	270,595
3.821% (UST + 2.250%) due 08/01/35 §	331,665	348,756
4.000% due 12/01/49	615,432	668,491
4.220% (UST + 2.222%) due 09/01/35 §	519,717	545,327
4.500% due 05/01/50	781,813	846,410
5.000% due 12/01/41	1,096,922	1,259,330
5.500% due 07/01/38 - 06/01/41	489,655	561,808
7.000% due 03/01/39	313,016	366,485
7.500% due 06/01/38	309,583	365,565

		6,814,288

Government National Mortgage Association - 0.9%

due 07/01/50 #	226,012	243,471
3.000% (UST + 1.500%) due 01/20/35 §	687,124	722,770
3.250% (UST + 1.500%) due 09/20/34 §	500,139	526,281
4.000% due 08/20/48	86,076	91,801
4.500% due 01/20/48	1,950,000	2,081,930
5.000% due 12/20/34 - 05/20/48	4,880,717	5,350,514
5.500% due 07/15/20 - 02/20/49	3,641,359	4,081,580
6.000% due 01/15/22 - 07/15/36	501,850	568,766

		13,667,113

Total Mortgage-Backed Securities (Cost $257,768,457)		259,473,411

ASSET-BACKED SECURITIES - 15.6%

Allegro CLO III Ltd (Cayman) 1.831% (USD LIBOR + 0.840%) due 07/25/27 § ~	841,699	834,601
Ally Auto Receivables Trust
2.460% due 09/15/22	405,000	407,233
2.930% due 11/15/23	565,000	568,073
American Express Credit Account Master Trust 3.070% due 10/15/24	6,695,000	6,985,582
AmeriCredit Automobile Receivables Trust
1.590% due 10/20/25	1,215,000	1,200,894
1.800% due 12/18/25	1,175,000	1,137,731
2.240% due 04/08/22	5,565,222	5,587,659
2.240% due 06/19/23	1,415,000	1,422,792
2.690% due 06/19/23	1,500,000	1,531,609
2.710% due 08/18/22	665,000	672,389
2.710% due 09/08/22	2,880,000	2,913,270
3.080% due 12/18/23	4,700,000	4,809,308
3.820% due 03/18/24	6,575,000	6,814,157
Applebee’s Funding LLC 4.194% due 06/07/49 ~	1,265,000	1,122,789
ARI Fleet Lease Trust
1.910% due 04/15/26 ~	9,120	9,123
2.550% due 10/15/26 ~	430,796	432,085
Ascentium Equipment Receivables Trust 2.290% due 06/10/21 ~	210,436	211,155
Avis Budget Rental Car Funding AESOP LLC
2.330% due 08/20/26 ~	930,000	902,510
2.500% due 07/20/21 ~	370,833	370,712
2.990% due 06/20/22 ~	995,000	989,187
3.350% due 09/22/25 ~	1,355,000	1,376,797
3.410% due 09/20/23 ~	1,135,000	1,096,909
3.700% due 03/20/23 ~	625,000	605,040
4.530% due 03/20/23 ~	850,000	799,738
4.950% due 03/20/25 ~	745,000	708,770
Bayview Mortgage Fund IVc Trust 3.500% due 01/28/58 § ~	3,667,796	3,720,433

	Principal Amount	Value
Bayview Opportunity Master Fund IVa Trust 3.500% due 06/28/57 § ~	$3,138,427	$3,249,580
Bayview Opportunity Master Fund IVb Trust
3.500% due 01/28/55 § ~	1,597,280	1,634,066
3.500% due 08/28/57 § ~	2,892,418	2,959,140
BlueMountain CLO Ltd (Cayman) 2.065% (USD LIBOR + 0.930%) due 07/18/27 § ~	2,369,589	2,328,121
BRE Grand Islander Timeshare Issuer LLC 3.280% due 09/26/33 ~	625,827	624,160
Capital Auto Receivables Asset Trust
2.430% due 05/20/22 ~	520,000	523,841
2.650% due 01/20/24	5,000,000	5,005,967
2.700% due 09/20/22 ~	835,000	840,478
3.090% due 08/22/22 ~	1,460,000	1,492,989
3.480% due 10/20/23 ~	585,000	595,104
3.690% due 12/20/23 ~	740,000	758,697
Carmax Auto Owner Trust 3.010% due 12/16/24	3,280,000	3,385,815
CBAM Ltd (Cayman) 2.499% (USD LIBOR + 1.280%) due 02/12/30 § ~	5,835,000	5,738,044
CIFC Funding Ltd (Cayman)
due 07/15/32 # ~	2,810,000	2,802,419
2.070% (USD LIBOR + 1.050%) due 04/24/30 § ~	2,595,000	2,538,519
CNH Equipment Trust
1.510% due 04/15/27	1,125,000	1,145,608
2.010% due 12/16/24	3,000,000	3,074,310
3.010% due 04/15/24	1,495,000	1,538,915
3.470% due 10/15/25	795,000	818,782
Cole Park CLO Ltd (Cayman) 2.185% (USD LIBOR + 1.050%) due 10/20/28 § ~	2,540,000	2,511,550
Daimler Trucks Retail Trust
1.370% due 06/15/27	1,940,000	1,938,869
3.030% due 11/15/24 ~	740,000	745,345
Elara HGV Timeshare Issuer LLC
2.530% due 02/25/27 ~	186,414	185,558
2.690% due 03/25/30 ~	634,521	635,256
2.730% due 04/25/28 ~	1,270,355	1,256,475
Ford Credit Auto Lease Trust 2.050% due 06/15/23	1,040,000	1,040,495
Ford Credit Auto Owner Trust 3.520% due 07/15/30 ~	4,155,000	4,450,421
GM Financial Automobile Leasing Trust
1.560% due 07/22/24	3,280,000	3,300,371
2.560% due 07/22/24	860,000	872,545
3.110% due 12/20/21	1,380,000	1,387,759
3.370% due 10/20/22	3,420,000	3,437,393
3.500% due 04/20/22	775,000	782,304
3.560% due 12/20/22	2,140,000	2,183,472
GM Financial Consumer Automobile Receivables Trust 1.490% due 12/16/24	620,000	634,203
GMF Floorplan Owner Revolving Trust
2.630% due 07/15/22 ~	1,750,000	1,748,395
2.700% due 04/15/24 ~	1,490,000	1,526,388
Golub Capital Partners CLO (Cayman) 2.285% (USD LIBOR + 1.150%) due 10/20/28 § ~	1,495,000	1,473,677
GreatAmerica Leasing Receivables Funding LLC 2.600% due 06/15/21 ~	500,538	502,661
Halcyon Loan Advisors Funding Ltd (Cayman) 2.798% (USD LIBOR + 1.700%) due 10/22/25 § ~	2,645,000	2,603,331
Hardee’s Funding LLC 4.250% due 06/20/48 ~	1,509,613	1,536,092

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Hilton Grand Vacations Trust
1.770% due 11/25/26 ~	$298,262	$297,388
2.660% due 12/26/28 ~	255,760	252,741
2.740% due 02/25/39 ~	1,255,914	1,269,926
2.960% due 12/26/28 ~	174,709	161,724
Hyundai Auto Receivables Trust
1.410% due 11/15/24	1,375,000	1,406,026
2.380% due 04/17/23	895,000	907,298
2.940% due 05/15/25	1,340,000	1,399,428
Kubota Credit Owner Trust 1.960% due 03/15/24 ~	1,245,000	1,271,192
Madison Park Funding XVIII Ltd (Cayman) 2.299% (USD LIBOR + 1.190%) due 10/21/30 § ~	3,245,000	3,195,423
Madison Park Funding XXXVII Ltd (Cayman) 2.519% (USD LIBOR + 1.300%) due 07/15/32 § ~	925,000	901,728
Mill City Mortgage Loan Trust 2.500% due 04/25/57 § ~	287,334	291,430
MMAF Equipment Finance LLC 3.200% due 09/12/22 ~	2,010,000	2,044,682
MVW Owner Trust
2.150% due 04/22/30 ~	89,367	89,488
2.250% due 09/22/31 ~	380,546	377,844
2.420% due 12/20/34 ~	341,066	339,746
2.520% due 12/20/32 ~	113,004	112,102
2.750% due 12/20/34 ~	116,147	113,013
2.990% due 12/20/34 ~	313,412	298,412
Navient Private Education Refi Loan Trust
1.690% due 05/15/69 ~	2,425,000	2,436,554
2.150% due 11/15/68 ~	4,645,000	4,709,681
2.390% due 05/15/68 ~	471,618	473,731
2.460% due 11/15/68 ~	1,455,000	1,490,039
2.640% due 05/15/68 ~	2,755,000	2,819,202
2.820% due 02/15/68 ~	1,150,556	1,159,411
3.420% due 01/15/43 ~	5,930,000	6,079,802
Navient Student Loan Trust 0.455% (USD LIBOR + 0.270%) due 02/27/68 § ~	2,928,467	2,924,371
Neuberger Berman CLO XVI-S Ltd (Cayman) 2.069% (USD LIBOR + 0.850%) due 01/15/28 § ~	3,187,731	3,163,547
Nissan Auto Receivables Owner Trust 1.380% due 12/16/24	775,000	790,749
Nissan Master Owner Trust Receivables
0.615% (USD LIBOR + 0.430%) due 11/15/23 §	2,095,000	2,084,754
0.745% (USD LIBOR + 0.560%) due 02/15/24 §	2,525,000	2,512,844
OCP CLO Ltd (Cayman)
1.811% (USD LIBOR + 0.820%) due 10/26/27 § ~	3,712,737	3,676,231
2.255% (USD LIBOR + 1.120%) due 07/20/29 § ~	4,175,000	4,107,156
OZLM VIII Ltd (Cayman) 2.305% (USD LIBOR + 1.170%) due 10/17/29 § ~	1,602,103	1,566,066
Planet Fitness Master Issuer LLC 4.262% due 09/05/48 ~	1,930,613	1,948,866
Santander Drive Auto Receivables Trust
2.580% due 05/16/22	7,536	7,543
2.790% due 01/16/24	1,115,000	1,132,661
2.960% due 03/15/24	6,465,142	6,514,903
3.210% due 09/15/23	1,680,000	1,697,496
3.270% due 01/17/23	178,007	178,614
3.350% due 07/17/23	835,000	846,067
4.020% due 04/15/22	1,064,335	1,065,755
Santander Retail Auto Lease Trust
1.860% due 02/21/23 ~	4,965,000	5,065,507
2.520% due 11/20/24 ~	1,245,000	1,224,856

	Principal Amount	Value
2.770% due 06/20/22 ~	$1,520,000	$1,551,890
2.880% due 06/20/24 ~	3,130,000	3,120,042
2.960% due 11/21/22 ~	1,115,000	1,117,450
3.300% due 05/22/23 ~	1,240,000	1,259,745
Sierra Timeshare Conduit Receivables Funding LLC 2.910% due 03/20/34 ~	182,624	181,625
Sierra Timeshare Receivables Funding LLC
2.330% due 07/20/33 ~	184,715	184,754
2.430% due 10/20/33 ~	769,515	768,224
2.580% due 09/20/32 ~	261,240	260,978
SLM Student Loan Trust
0.585% (USD LIBOR + 0.400%) due 03/25/25 §	2,336,665	2,164,176
1.641% (USD LIBOR + 0.650%) due 01/25/22 §	2,323,307	2,150,423
2.491% (USD LIBOR + 1.500%) due 04/25/23 §	284,435	278,534
2.691% (USD LIBOR + 1.700%) due 07/25/23 §	369,457	363,754
SMB Private Education Loan Trust
0.905% (USD LIBOR + 0.720%) due 01/15/37 § ~	3,651,181	3,569,994
1.185% (USD LIBOR + 1.000%) due 06/15/27 § ~	618,622	615,735
1.685% (USD LIBOR + 1.500%) due 04/15/32 § ~	2,250,000	2,253,809
Synchrony Card Funding LLC 2.340% due 06/15/25	3,455,000	3,557,900
Synchrony Card Issuance Trust 3.380% due 09/15/24	3,030,000	3,121,150
Towd Point Mortgage Trust
2.750% due 02/25/55 § ~	261,136	264,950
2.750% due 08/25/55 § ~	459,117	470,043
3.000% due 02/25/55 § ~	403,237	414,126
3.250% due 07/25/58 § ~	2,331,370	2,457,127
3.750% due 03/25/58 § ~	1,738,191	1,873,317
3.750% due 05/25/58 § ~	958,292	1,036,846
Toyota Auto Receivables Owner Trust 3.000% due 05/15/24	8,360,000	8,854,376
Verizon Owner Trust
1.940% due 04/22/24	2,180,000	2,238,423
2.530% due 04/20/22 ~	2,075,000	2,088,709
2.650% due 09/20/21 ~	865,000	865,304
Volkswagen Auto Loan Enhanced Trust 1.260% due 08/20/26	1,045,000	1,064,353
Volvo Financial Equipment Master Owner Trust 0.685% (USD LIBOR + 0.500%) due 11/15/22 § ~	830,000	829,706
World Omni Auto Receivables Trust 1.640% due 08/17/26	825,000	822,616

Total Asset-Backed Securities (Cost $245,485,565)		247,243,737

U.S. TREASURY OBLIGATIONS - 15.6%

U.S. Treasury Notes - 15.6%

0.125% due 04/30/22	112,365,000	112,299,161
1.125% due 02/28/22	42,625,000	43,307,666
1.500% due 09/15/22 ‡	5,190,000	5,344,382
1.750% due 06/15/22	61,240,000	63,147,769
1.750% due 07/15/22	1,500,000	1,548,545
2.125% due 05/15/22	13,980,000	14,493,055
2.250% due 04/15/22	7,620,000	7,904,262

		248,044,840

Total U.S. Treasury Obligations (Cost $246,520,852)		248,044,840

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS - 0.1%

State of Connecticut
1.998% due 07/01/24	$550,000	$569,234
2.000% due 07/01/23	220,000	226,481
2.098% due 07/01/25	365,000	380,859

Total Municipal Bonds (Cost $1,136,290)		1,176,574

SHORT-TERM INVESTMENTS - 2.3%

Commercial Paper - 0.5%

Boeing Co
2.216% due 11/16/20	2,615,000	2,595,543
2.376% due 11/04/20	2,695,000	2,676,869
Ford Motor Credit Co
2.975% due 08/04/20	1,115,000	1,111,150
3.296% due 07/27/20	1,445,000	1,441,169

		7,824,731

Repurchase Agreement - 1.8%

Fixed Income Clearing Corp 0.000% due 07/01/20 (Dated 06/30/20, repurchase price of $28,753,889; collateralized by U.S. Treasury Notes: 0.125% due 04/15/25 and value $29,329,067)	28,753,889	28,753,889

Total Short-Term Investments (Cost $36,574,354)		36,578,620

TOTAL INVESTMENTS - 100.8% (Cost $1,574,456,443)		1,597,847,749

DERIVATIVES - (0.0%)		(204,137)

OTHER ASSETS & LIABILITIES, NET - (0.8%)		(11,894,057)

NET ASSETS - 100.0%		$1,585,749,555

Notes to Schedule of Investments

(a)	As of June 30, 2020, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	50.8%
Mortgage-Backed Securities	16.4%
Asset-Backed Securities	15.6%
U.S. Treasury Obligations	15.6%
Others (each less than 3.0%)	2.4%

	100.8%
Derivatives	0.0%
Other Assets & Liabilities, Net	(0.8%	)

	100.0%

(b)	As of June 30, 2020, an investment with a value of $937,069 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of June 30, 2020 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	09/20	1,398	$308,686,939	$308,717,720	$30,781
U.S. Treasury Ultra 10-Year Notes	09/20	22	3,455,062	3,464,656	9,594

					40,375

Short Futures Outstanding
U.S. Treasury 5-Year Notes	09/20	419	52,559,866	52,685,977	(126,111)
U.S. Treasury 10-Year Notes	09/20	398	55,272,005	55,390,406	(118,401)

					(244,512)

Total Futures Contracts					($204,137)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$805,330,567	$-	$805,330,567	$-
	Mortgage-Backed Securities	259,473,411	-	259,473,411	-
	Asset-Backed Securities	247,243,737	-	247,243,737	-
	U.S. Treasury Obligations	248,044,840	-	248,044,840	-
	Municipal Bonds	1,176,574	-	1,176,574	-
	Short-Term Investments	36,578,620	-	36,578,620	-
	Derivatives:
	Interest Rate Contracts
	Futures	40,375	40,375	-	-

	Total Assets	1,597,888,124	40,375	1,597,847,749	-

Liabilities	Derivatives:
	Interest Rate Contracts
	Futures	(244,512)	(244,512)	-	-

	Total Liabilities	(244,512)	(244,512)	-	-

	Total	$1,597,643,612	($204,137)	$1,597,847,749	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 25.0%

Argentina - 0.2%

MSU Energy SA 6.875% due 02/01/25 ~	$1,400,000	$892,500
YPF SA 8.500% due 07/28/25 ~	745,000	556,034

		1,448,534

Azerbaijan - 0.8%

Southern Gas Corridor CJSC 6.875% due 03/24/26 ~	3,472,000	4,001,925
State Oil Co of the Azerbaijan Republic
4.750% due 03/13/23 ~	200,000	208,640
6.950% due 03/18/30 ~	2,074,000	2,453,940

		6,664,505

Bahrain - 0.4%

BBK BSC 5.500% due 07/09/24 ~	1,180,000	1,167,651
The Oil and Gas Holding Co BSCC
7.625% due 11/07/24 ~	760,000	825,471
8.375% due 11/07/28 ~	1,509,000	1,669,552

		3,662,674

Brazil - 3.5%

Braskem Netherlands Finance BV 5.875% due 01/31/50 ~	2,050,000	1,809,637
CSN Islands XI Corp 6.750% due 01/28/28 ~	1,465,000	1,256,238
NBM US Holdings Inc 7.000% due 05/14/26 ~	3,550,000	3,564,732
Petrobras Global Finance BV
5.093% due 01/15/30 ~	2,472,000	2,467,056
6.850% due 06/05/15	3,625,000	3,605,787
6.875% due 01/20/40	2,860,000	3,023,864
Rede D’or Finance SARL 4.500% due 01/22/30 ~	2,470,000	2,183,628
Rumo Luxembourg SARL due 01/18/25 # ~	975,000	1,031,165
5.250% due 01/10/28 ~	2,340,000	2,340,000
Vale Overseas Ltd
6.875% due 11/21/36	2,475,000	3,244,218
6.875% due 11/10/39	2,455,000	3,214,344
Votorantim Cimentos International SA 7.250% due 04/05/41 ~	3,220,000	3,696,705

		31,437,374

Chile - 2.1%

Banco del Estado de Chile 3.875% due 02/08/22 ~	730,000	757,259
Corp Nacional del Cobre de Chile
4.250% due 07/17/42 ~	753,000	829,422
4.375% due 02/05/49 ~	1,323,000	1,511,540
4.500% due 08/01/47 ~	1,471,000	1,691,304
4.875% due 11/04/44 ~	2,122,000	2,539,555
5.625% due 10/18/43 ~	2,270,000	2,955,102
Empresa de Transporte de Pasajeros Metro SA 4.700% due 05/07/50 ~	847,000	973,012
Empresa Nacional del Petroleo
3.750% due 08/05/26 ~	870,000	901,269
4.500% due 09/14/47 ~	1,938,000	2,028,585
VTR Comunicaciones SPA due 01/15/28 # ~	900,000	922,950
VTR Finance NV 6.875% due 01/15/24 ~	3,054,000	3,123,998

		18,233,996

	Principal Amount	Value
China - 1.6%

Central China Real Estate Ltd 8.750% due 01/23/21 ~	$865,000	$880,158
China Evergrande Group 7.500% due 06/28/23 ~	1,940,000	1,634,339
China Hongqiao Group Ltd 7.125% due 07/22/22 ~	645,000	599,850
China SCE Group Holdings Ltd 5.875% due 03/10/22 ~	1,155,000	1,139,089
CIFI Holdings Group Co Ltd 6.875% due 04/23/21 ~	895,000	913,012
Scenery Journey Ltd 11.000% due 11/06/20 ~	1,890,000	1,908,900
Sinochem Overseas Capital Co Ltd 4.500% due 11/12/20 ~	1,723,000	1,743,753
Sinopec Group Overseas Development 2012 Ltd 4.875% due 05/17/42 ~	880,000	1,135,598
Sinopec Group Overseas Development 2018 Ltd
2.700% due 05/13/30 ~	1,343,000	1,385,262
3.350% due 05/13/50 ~	404,000	431,388
Sunac China Holdings Ltd 7.500% due 02/01/24 ~	2,430,000	2,432,791

		14,204,140

Colombia - 1.1%

Banco de Bogota SA 6.250% due 05/12/26 ~	1,000,000	1,060,440
Bancolombia SA 4.625% due 12/18/29	1,995,000	1,885,275
Empresas Publicas de Medellin ESP 8.375% due 11/08/27 ~	COP 3,198,000,000	901,047
Grupo Aval Ltd 4.375% due 02/04/30 ~	$1,310,000	1,252,281
Millicom International Cellular SA
5.125% due 01/15/28 ~	2,290,000	2,310,061
6.000% due 03/15/25 ~	1,035,000	1,068,529
6.625% due 10/15/26 ~	1,438,000	1,534,367

		10,012,000

Congo - 0.1%

HTA Group Ltd 7.000% due 12/18/25 ~	500,000	507,478

Costa Rica - 0.1%

Banco Nacional de Costa Rica 6.250% due 11/01/23 ~	1,050,000	1,032,827

Georgia - 0.2%

Georgian Railway JSC 7.750% due 07/11/22 ~	930,000	941,625
TBC Bank JSC 5.750% due 06/19/24 ~	570,000	567,150

		1,508,775

India - 0.4%

Bharti Airtel Ltd 4.375% due 06/10/25 ~	2,430,000	2,515,466
Greenko Solar Mauritius Ltd 5.550% due 01/29/25 ~	1,320,000	1,306,541

		3,822,007

Indonesia - 2.2%

P.T. Indonesia Asahan Aluminium Persero
4.750% due 05/15/25 ~	624,000	668,389
5.450% due 05/15/30 ~	713,000	796,920
5.710% due 11/15/23 ~	1,431,000	1,556,155
5.800% due 05/15/50 ~	366,000	410,891
6.757% due 11/15/48 ~	846,000	1,036,489

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
P.T. Pertamina Persero
4.175% due 01/21/50 ~	$1,246,000	$1,258,595
6.000% due 05/03/42 ~	5,339,000	6,379,197
6.500% due 11/07/48 ~	1,019,000	1,339,265
P.T. Sri Rejeki Isman Tbk 7.250% due 01/16/25 ~	635,000	594,089
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.250% due 05/15/47 ~	1,026,000	1,158,657
5.500% due 11/22/21 ~	1,899,000	1,989,440
6.150% due 05/21/48 ~	1,318,000	1,643,276

		18,831,363

Ireland - 0.7%

C&W Senior Financing DAC
6.875% due 09/15/27 ~	3,710,000	3,685,496
7.500% due 10/15/26 ~	2,460,000	2,522,496

		6,207,992

Israel - 0.4%

Teva Pharmaceutical Finance Netherlands III BV 2.800% due 07/21/23	4,015,000	3,805,317

Jamaica - 0.1%

Digicel International Finance Ltd
8.000% due 12/31/26 ~	290,023	175,464
8.750% due 05/25/24 ~	771,500	756,070
13.000% Cash or 7.000% PIK due 12/31/25 ~	80,156	67,932

		999,466

Kazakhstan - 1.1%

Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	2,302,000	2,399,236
Halyk Savings Bank of Kazakhstan JSC 5.500% due 12/21/22 ~	728,962	728,087
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/42 ~	1,941,000	2,586,771
KazMunayGas National Co JSC
5.375% due 04/24/30 ~	1,940,000	2,202,142
6.375% due 10/24/48 ~	1,063,000	1,344,153

		9,260,389

Luxembourg - 0.6%

Altice Financing SA 7.500% due 05/15/26 ~	4,580,000	4,820,564

Malaysia - 0.4%

Petronas Capital Ltd
4.550% due 04/21/50 ~	2,475,000	3,150,746
4.800% due 04/21/60 ~	531,000	732,036

		3,882,782

Mexico - 4.1%

Alfa SAB de CV 6.875% due 03/25/44 ~	1,070,000	1,252,494
Axtel SAB de CV 6.375% due 11/14/24 ~	2,465,000	2,566,373
BBVA Bancomer SA 5.125% due 01/18/33 ~	3,850,000	3,595,303
Cemex SAB de CV
5.450% due 11/19/29 ~	2,935,000	2,713,818
7.750% due 04/16/26 ~	800,000	818,608
Comision Federal de Electricidad
4.875% due 01/15/24 ~	1,060,000	1,119,514
5.750% due 02/14/42 ~	1,545,000	1,645,441
8.180% due 12/23/27 ~	MXN 8,220,000	340,879

	Principal Amount	Value
Petroleos Mexicanos
5.350% due 02/12/28	$2,158,000	$1,817,349
6.350% due 02/12/48	1,796,000	1,335,946
6.750% due 09/21/47	7,561,000	5,826,733
6.950% due 01/28/60 ~	9,033,000	6,956,494
7.190% due 09/12/24 ~	MXN 33,000,000	1,223,207
7.690% due 01/23/50 ~	$4,130,000	3,431,349
Trust Fibra Uno REIT 6.390% due 01/15/50 ~	1,140,000	1,203,321

		35,846,829

Morocco - 0.3%

OCP SA 6.875% due 04/25/44 ~	1,925,000	2,345,430

Pakistan - 0.2%

The Third Pakistan International Sukuk Co Ltd
5.500% due 10/13/21 ~	522,000	511,159
5.625% due 12/05/22 ~	1,543,000	1,508,283

		2,019,442

Panama - 0.1%

Cable Onda SA 4.500% due 01/30/30 ~	775,000	786,768

Peru - 0.3%

Banco de Credito del Peru 4.850% due 10/30/20 ~	PEN 512,000	145,868
Patrimonio EN Fideicomiso 5.750% due 04/03/28 ~	$1,135,000	1,117,759
Petroleos del Peru SA 5.625% due 06/19/47 ~	1,253,000	1,473,021

		2,736,648

Philippines - 0.3%

Power Sector Assets & Liabilities Management Corp 7.390% due 12/02/24 ~	2,374,000	2,924,062

Russia - 0.3%

Koks OAO 7.500% due 05/04/22 ~	380,000	383,990
SCF Capital Designated Activity Co 5.375% due 06/16/23 ~	1,694,000	1,817,938
TMK OAO 4.300% due 02/12/27 ~	550,000	530,063

		2,731,991

Saudi Arabia - 0.3%

Acwa Power Management & Investments One Ltd 5.950% due 12/15/39 ~	1,170,000	1,274,715
Arabian Centres Sukuk Ltd 5.375% due 11/26/24 ~	980,000	867,790

		2,142,505

South Africa - 0.8%

Absa Group Ltd 6.250% due 04/25/28 ~	2,100,000	2,126,985
Eskom Holdings SOC Ltd
7.125% due 02/11/25 ~	2,269,000	2,110,738
8.450% due 08/10/28 ~	708,000	664,193
Gold Fields Orogen Holdings BVI Ltd 6.125% due 05/15/29 ~	1,025,000	1,174,957
Liquid Telecommunications Financing PLC 8.500% due 07/13/22 ~	925,000	920,671

		6,997,544

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Ukraine - 0.8%

Metinvest BV
7.750% due 04/23/23 ~	$490,000	$487,795
7.750% due 10/17/29 ~	755,000	709,032
8.500% due 04/23/26 ~	680,000	669,018
MHP Lux SA 6.950% due 04/03/26 ~	1,175,000	1,197,633
MHP SE 7.750% due 05/10/24 ~	1,210,000	1,270,500
Ukraine Railways 9.875% due 09/15/21 ~	181,500	183,707
Ukreximbank Via Biz Finance PLC 9.750% due 01/22/25 ~	1,278,000	1,299,087
VF Ukraine PAT via VFU Funding PLC 6.200% due 02/11/25 ~	905,000	898,212

		6,714,984

United Kingdom - 0.7%

Standard Chartered Bank
6.625% due 05/17/33 ~	IDR 13,600,000,000	873,408
7.000% due 05/24/27 ~	34,179,000,000	2,399,828
8.250% due 05/19/36 ~	10,824,000,000	789,315
8.375% due 03/19/24 ~	4,364,000,000	324,741
8.375% due 03/17/34 ~	9,864,000,000	728,562
9.000% due 03/20/29 ~	3,534,000,000	274,655
10.500% due 08/19/30 ~	2,589,000,000	221,098
11.000% due 09/17/25 ~	8,000,000,000	664,193
12.800% due 06/17/21 ~	2,295,000,000	172,635

		6,448,435

United States - 0.5%

JBS Investments II GmbH 5.750% due 01/15/28 ~	$1,765,000	1,747,791
JPMorgan Chase Bank NA 7.500% due 08/17/32 ~	IDR 34,797,000,000	2,405,220

		4,153,011

Venezuela - 0.3%

Petroleos de Venezuela SA
5.375% due 04/12/27 * Y ~	$1,432,000	41,528
8.500% due 10/27/20 * Y ~	21,468,500	2,146,850
9.000% due 11/17/21 * Y ~	1,780,581	51,637
9.750% due 05/17/35 * Y ~	2,733,498	82,005
12.750% due 02/17/22 * Y ~	1,152,000	33,408

		2,355,428

Total Corporate Bonds & Notes (Cost $224,091,045)		218,545,260

FOREIGN GOVERNMENT BONDS & NOTES - 67.9%

Angola - 1.5%

Angolan Government
8.000% due 11/26/29 ~	2,493,000	2,061,711
8.250% due 05/09/28 ~	1,884,000	1,559,569
9.125% due 11/26/49 ~	4,074,000	3,320,310
9.375% due 05/08/48 ~	4,137,000	3,383,479
9.500% due 11/12/25 ~	3,065,000	2,772,587

		13,097,656

Argentina - 2.8%

Argentine Republic Government
3.750% due 12/31/38 Y Ω	6,438,197	2,554,644
4.625% due 01/11/23 Y Ω	7,384,000	3,117,119
5.625% due 01/26/22 Y Ω	6,201,000	2,592,111
5.875% due 01/11/28 Y Ω	4,836,000	1,956,452
6.875% due 04/22/21 Y Ω	10,314,000	4,353,797
6.875% due 01/11/48 Y Ω	10,760,000	4,231,370
7.500% due 04/22/26 Y Ω	3,930,000	1,610,082

	Principal Amount	Value
7.625% due 04/22/46 Y Ω	$5,163,000	$2,035,745
8.280% due 12/31/33 Y Ω	2,762,916	1,258,619
Bonos del Tesoro Nacional en Pesos Badlar 31.619% (ARS Deposit + 2.000%) due 04/03/22 §	ARS 26,733,361	163,814
Ciudad Autonoma De Buenos Aires 32.869% (ARS Deposit + 3.250%) due 03/29/24 §	38,443,275	235,765
Provincia de Buenos Aires 33.358% (ARS Deposit + 3.750%) due 04/12/25 § ~	54,032,000	268,764

		24,378,282

Bahrain - 0.4%

Bahrain Government 7.500% due 09/20/47 ~	$2,793,000	3,126,970

Belarus - 0.5%

Republic of Belarus
6.200% due 02/28/30 ~	862,000	826,503
6.875% due 02/28/23 ~	2,796,000	2,809,756
7.625% due 06/29/27 ~	1,094,000	1,131,497

		4,767,756

Brazil - 5.0%

Brazil Letras do Tesouro Nacional 1.491% due 07/01/23	BRL 87,997,000	14,130,122
Brazil Notas do Tesouro Nacional ‘F’
10.000% due 01/01/27	58,659,000	12,265,611
10.000% due 01/01/29	21,748,000	4,802,469
10.000% due 01/01/31	22,461,000	4,995,584
Brazilian Government
4.625% due 01/13/28	$1,097,000	1,151,504
5.000% due 01/27/45	1,777,000	1,709,110
5.625% due 01/07/41	581,000	605,692
5.625% due 02/21/47	1,004,000	1,043,452
6.000% due 04/07/26	407,000	461,202
7.125% due 01/20/37	1,083,000	1,302,898
8.250% due 01/20/34	789,000	1,026,442

		43,494,086

Chile - 0.7%

Bonos de la Tesoreria de la Republica
1.500% due 03/01/26 ^	CLP 2,439,195,700	3,275,280
1.900% due 09/01/30 ^	200,874,940	299,142
2.000% due 03/01/35 ^	200,874,940	315,254
Bonos de la Tesoreria de la Republica en pesos 4.700% due 09/01/30 ~	890,000,000	1,311,423
Chile Government 3.240% due 02/06/28	$500,000	549,672

		5,750,771

Colombia - 3.4%

Colombia Government
3.875% due 04/25/27	1,950,000	2,064,212
4.000% due 02/26/24	1,357,000	1,425,277
4.125% due 05/15/51	1,174,000	1,182,218
5.000% due 06/15/45	506,000	570,158
5.625% due 02/26/44	2,253,000	2,696,379
6.125% due 01/18/41	2,103,000	2,612,977
7.375% due 09/18/37	1,590,000	2,170,350
8.125% due 05/21/24	1,798,000	2,159,659
Colombian TES
4.750% due 02/23/23 ^	COP 11,149,470,608	3,178,445
5.750% due 11/03/27	1,719,200,000	460,674
6.000% due 04/28/28	1,603,000,000	434,414
6.250% due 11/26/25	1,327,100,000	383,066
7.000% due 05/04/22	14,750,900,000	4,197,797

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
7.000% due 06/30/32	COP 573,400,000	$157,402
7.250% due 10/18/34	3,254,100,000	904,232
7.500% due 08/26/26	9,994,100,000	3,030,966
10.000% due 07/24/24	6,235,600,000	2,044,113

		29,672,339

Costa Rica - 0.1%

Costa Rica Government
5.625% due 04/30/43 ~	$660,000	495,990
6.125% due 02/19/31 ~	680,000	589,730
7.000% due 04/04/44 ~	200,000	165,200

		1,250,920

Croatia - 0.9%

Croatia Government
6.000% due 01/26/24 ~	3,120,000	3,578,250
6.375% due 03/24/21 ~	1,934,000	2,005,293
6.625% due 07/14/20 ~	2,333,000	2,338,795

		7,922,338

Czech Republic - 0.5%

Czech Republic Government
0.950% due 05/15/30 ~	CZK 19,590,000	837,830
1.000% due 06/26/26 ~	1,690,000	72,937
2.000% due 10/13/33	69,340,000	3,324,042
4.200% due 12/04/36 ~	3,230,000	199,498

		4,434,307

Dominican Republic - 2.3%

Dominican Republic
5.500% due 01/27/25 ~	$1,154,000	1,171,477
5.875% due 04/18/24 ~	2,470,000	2,540,753
6.000% due 07/19/28 ~	2,745,000	2,771,242
6.500% due 02/15/48 ~	900,000	835,650
6.600% due 01/28/24 ~	1,159,000	1,219,448
6.850% due 01/27/45 ~	6,730,000	6,484,355
6.875% due 01/29/26 ~	3,040,000	3,196,742
7.450% due 04/30/44 ~	1,453,000	1,503,855
7.500% due 05/06/21 ~	336,667	348,033
9.750% due 06/05/26 ~	DOP 15,250,000	235,368

		20,306,923

Ecuador - 4.2%

Ecuador Government
7.775% due 01/23/28 Y ~	$6,896,000	2,861,909
7.950% due 06/20/24 Y ~	9,319,000	4,612,998
8.750% due 06/02/23 Y ~	2,943,000	1,356,723
8.875% due 10/23/27 Y ~	9,398,000	3,982,402
9.500% due 03/27/30 * Y ~	8,594,000	3,684,678
9.625% due 06/02/27 Y ~	4,447,000	1,895,578
9.650% due 12/13/26 Y ~	16,838,000	7,277,866
10.650% due 01/31/29 Y ~	14,790,000	6,141,547
10.750% due 03/28/22 * Y ~	6,623,000	3,245,270
10.750% due 03/28/22 Y ~	3,678,000	1,802,220

		36,861,191

Egypt - 2.2%

Egypt Government
6.588% due 02/21/28 ~	2,373,000	2,349,108
7.600% due 03/01/29 ~	3,513,000	3,590,110
7.625% due 05/29/32 ~	1,544,000	1,510,943
7.903% due 02/21/48 ~	3,202,000	2,971,792
8.150% due 11/20/59 ~	200,000	186,950
8.500% due 01/31/47 ~	2,782,000	2,730,186
8.700% due 03/01/49 ~	2,872,000	2,827,240
8.875% due 05/29/50 ~	2,941,000	2,914,031

		19,080,360

	Principal Amount	Value
El Salvador - 1.2%

El Salvador Government
5.875% due 01/30/25 ~	$804,000	$709,530
6.375% due 01/18/27 ~	2,359,000	2,034,661
7.125% due 01/20/50 ~	3,147,000	2,575,819
7.625% due 02/01/41 ~	1,798,000	1,535,492
7.650% due 06/15/35 ~	1,367,000	1,192,708
8.250% due 04/10/32 ~	958,000	878,966
8.625% due 02/28/29 ~	2,029,000	1,952,912

		10,880,088

Gabon - 0.9%

Gabon Government
6.375% due 12/12/24 ~	4,227,221	4,028,436
6.625% due 02/06/31 ~	4,650,000	4,166,243

		8,194,679

Georgia - 0.2%

Georgia Government 6.875% due 04/12/21 ~	1,500,000	1,534,527

Ghana - 0.7%

Ghana Government
7.625% due 05/16/29 ~	849,000	805,022
7.875% due 02/11/35 ~	621,000	565,110
8.125% due 01/18/26 ~	570,000	580,032
8.125% due 03/26/32 ~	1,130,000	1,066,720
8.750% due 03/11/61 ~	517,000	469,436
8.950% due 03/26/51 ~	2,893,000	2,661,314

		6,147,634

Hungary - 1.0%

Hungary Government
3.000% due 10/27/27	HUF 170,800,000	591,407
3.000% due 08/21/30	504,420,000	1,728,259
5.375% due 03/25/24	$1,816,000	2,065,969
5.750% due 11/22/23	2,738,000	3,117,514
6.750% due 10/22/28	HUF 219,260,000	959,691
7.625% due 03/29/41	$422,000	709,395

		9,172,235

India - 0.2%

Export-Import Bank of India
3.375% due 08/05/26 ~	680,000	702,819
4.000% due 01/14/23 ~	1,180,000	1,234,896

		1,937,715

Indonesia - 4.5%

Indonesia Government
4.750% due 07/18/47 ~	1,242,000	1,463,313
5.125% due 01/15/45 ~	2,930,000	3,602,348
5.250% due 01/17/42 ~	863,000	1,070,361
5.250% due 01/08/47 ~	1,962,000	2,462,567
5.950% due 01/08/46 ~	1,441,000	1,973,331
Indonesia Treasury
6.125% due 05/15/28	IDR 11,129,000,000	731,624
6.625% due 05/15/33	35,557,000,000	2,283,514
7.000% due 05/15/27	15,836,000,000	1,111,901
7.000% due 09/15/30	30,554,000,000	2,109,370
7.500% due 06/15/35	23,003,000,000	1,594,671
7.500% due 05/15/38	2,751,000,000	189,479
7.750% due 04/15/31	5,995,000,000	425,480
8.250% due 05/15/29	70,358,000,000	5,259,242
8.250% due 05/15/36	15,719,000,000	1,146,271
8.375% due 03/15/24	42,673,000,000	3,175,457
8.375% due 09/15/26	66,578,000,000	5,035,879
8.375% due 04/15/39	34,615,000,000	2,556,688

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Perusahaan Penerbit SBSN Indonesia III
3.800% due 06/23/50 ~	$449,000	$462,694
4.325% due 05/28/25 ~	480,000	526,877
4.550% due 03/29/26 ~	1,874,000	2,078,041

		39,259,108

Iraq - 0.1%

Iraq Government 5.800% due 01/15/28 ~	1,000,000	903,700

Ivory Coast - 0.7%

Ivory Coast Government
5.875% due 10/17/31 ~	EUR 1,554,000	1,644,803
6.375% due 03/03/28 ~	$1,020,000	1,045,745
6.875% due 10/17/40 ~	EUR 2,919,000	3,080,653

		5,771,201

Jamaica - 0.1%

Jamaica Government 7.875% due 07/28/45	$910,000	1,116,115

Jordan - 0.1%

Jordan Government 5.750% due 01/31/27 ~	588,000	611,591

Kazakhstan - 0.3%

Kazakhstan Government 6.500% due 07/21/45 ~	1,560,000	2,316,188

Kenya - 0.2%

Kenya Government
7.000% due 05/22/27 ~	600,000	594,000
8.000% due 05/22/32 ~	1,225,000	1,213,142

		1,807,142

Lebanon - 0.8%

Lebanon Government
5.800% due 04/14/21 * Y ~	2,762,000	549,127
6.000% due 01/27/23 Y ~	625,000	113,594
6.100% due 10/04/22 Y ~	8,754,000	1,654,506
6.150% due 06/19/21 Y	4,785,000	945,037
6.375% due 03/09/21 Y	3,881,000	772,164
6.600% due 11/27/26 Y ~	1,348,000	242,134
6.850% due 03/23/27 Y ~	3,735,000	673,159
7.000% due 03/23/32 Y ~	2,245,000	403,988
7.050% due 11/02/35 * Y ~	119,000	21,437
7.250% due 03/23/37 Y ~	1,408,000	265,492
8.250% due 04/12/21 Y ~	8,247,000	1,587,548

		7,228,186

Malaysia - 0.7%

Malaysia Government
3.733% due 06/15/28	MYR 3,296,000	813,846
3.828% due 07/05/34	4,663,000	1,148,500
3.885% due 08/15/29	2,084,000	524,902
3.899% due 11/16/27	569,000	142,354
4.065% due 06/15/50	6,716,000	1,579,521
4.181% due 07/15/24	1,281,000	319,073
4.232% due 06/30/31	1,769,000	452,062
4.498% due 04/15/30	3,533,000	922,921
4.642% due 11/07/33	1,166,000	310,183
4.921% due 07/06/48	825,000	221,544
4.935% due 09/30/43	353,000	94,531

		6,529,437

	Principal Amount	Value
Mexico - 2.5%

Mexican Bonos
7.500% due 06/03/27	MXN 20,820,000	$1,009,799
7.750% due 11/23/34	61,260,000	3,028,445
7.750% due 11/13/42	20,810,000	989,802
8.000% due 11/07/47	45,530,000	2,221,480
8.500% due 05/31/29	61,140,000	3,151,286
8.500% due 11/18/38	95,160,000	4,916,465
10.000% due 12/05/24	16,540,000	866,539
Mexico Government
4.350% due 01/15/47	$702,000	706,061
4.750% due 03/08/44	922,000	972,060
5.550% due 01/21/45	1,236,000	1,462,942
5.750% due 10/12/10	1,224,000	1,360,837
6.050% due 01/11/40	680,000	830,821

		21,516,537

Mongolia - 0.2%

Development Bank of Mongolia LLC 7.250% due 10/23/23 ~	871,000	847,970
Mongolia Government 5.625% due 05/01/23 ~	833,000	836,124

		1,684,094

Morocco - 0.3%

Morocco Government
4.250% due 12/11/22 ~	1,589,000	1,677,498
5.500% due 12/11/42 ~	533,000	652,880

		2,330,378

Nigeria - 0.8%

Nigeria Government
6.500% due 11/28/27 ~	2,102,000	2,006,359
7.625% due 11/28/47 ~	3,314,000	2,969,907
7.696% due 02/23/38 ~	951,000	871,782
8.747% due 01/21/31 ~	758,000	761,525
9.248% due 01/21/49 ~	620,000	629,579

		7,239,152

Oman - 0.7%

Oman Government
4.750% due 06/15/26 ~	649,000	602,356
6.500% due 03/08/47 ~	4,238,000	3,681,733
6.750% due 01/17/48 ~	2,181,000	1,895,834

		6,179,923

Pakistan - 1.1%

Pakistan Government
6.875% due 12/05/27 ~	5,007,000	4,950,421
8.250% due 04/15/24 ~	3,340,000	3,493,506
8.250% due 09/30/25 ~	997,000	1,043,735

		9,487,662

Panama - 1.2%

Panama Government
4.000% due 09/22/24	841,000	916,690
4.300% due 04/29/53	2,061,000	2,470,644
4.500% due 05/15/47	932,000	1,145,703
6.700% due 01/26/36	1,822,000	2,629,246
7.125% due 01/29/26	335,000	424,971
8.875% due 09/30/27	831,000	1,182,987
9.375% due 04/01/29	1,048,000	1,594,071

		10,364,312

Paraguay - 0.2%

Paraguay Government
4.625% due 01/25/23 ~	860,000	905,159
4.700% due 03/27/27 ~	730,000	800,131

		1,705,290

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Peru - 2.6%

Fondo MIVIVIENDA SA 7.000% due 02/14/24 ~	PEN 2,074,000	$651,932
Peru Government
5.350% due 08/12/40 ~	3,386,000	961,231
5.400% due 08/12/34 ~	6,839,000	2,038,563
Peruvian Government
5.625% due 11/18/50	$3,965,000	6,271,817
6.950% due 08/12/31 ~	PEN 14,209,000	4,891,431
7.350% due 07/21/25	$1,931,000	2,464,236
8.750% due 11/21/33	3,237,000	5,412,911

		22,692,121

Philippines - 1.4%

Philippine Government
2.950% due 05/05/45	803,000	836,916
3.900% due 11/26/22	PHP 19,000,000	387,124
4.950% due 01/15/21	9,000,000	181,971
6.250% due 01/14/36	8,000,000	199,141
6.375% due 10/23/34	$1,694,000	2,448,402
7.750% due 01/14/31	2,088,000	3,131,282
9.500% due 02/02/30	1,956,000	3,189,984
10.625% due 03/16/25	1,092,000	1,531,246

		11,906,066

Poland - 0.1%

Republic of Poland Government
2.750% due 04/25/28	PLN 869,000	244,177
2.750% due 10/25/29	3,888,000	1,106,958

		1,351,135

Qatar - 1.7%

Qatar Government
3.250% due 06/02/26 ~	$2,682,000	2,916,106
4.000% due 03/14/29 ~	916,000	1,055,817
4.817% due 03/14/49 ~	5,194,000	6,848,886
5.103% due 04/23/48 ~	2,855,000	3,890,886

		14,711,695

Romania - 1.2%

Romanian Government
3.375% due 01/28/50 ~	EUR 2,339,000	2,558,314
3.624% due 05/26/30 ~	870,000	1,057,185
4.375% due 08/22/23 ~	$2,292,000	2,440,787
5.800% due 07/26/27	RON 11,350,000	2,975,608
6.125% due 01/22/44 ~	$322,000	424,219
6.750% due 02/07/22 ~	1,318,000	1,419,947

		10,876,060

Russia - 3.0%

Russian Federal
4.250% due 06/23/27 ~	1,400,000	1,568,000
4.375% due 03/21/29 ~	1,800,000	2,049,750
5.250% due 06/23/47 ~	4,000,000	5,290,000
6.900% due 05/23/29	RUB 105,009,000	1,597,721
7.050% due 01/19/28	163,359,000	2,506,950
7.250% due 05/10/34	21,504,000	335,625
7.400% due 12/07/22	21,907,000	327,692
7.400% due 07/17/24	78,053,000	1,194,131
7.700% due 03/23/33	186,980,000	3,009,822
7.750% due 09/16/26	204,284,000	3,240,499
7.950% due 10/07/26	39,027,000	623,675
8.500% due 09/17/31	255,304,000	4,337,325

		26,081,190

Saudi Arabia - 1.3%

Saudi Government
3.750% due 01/21/55 ~	$2,165,000	2,211,998
4.500% due 04/22/60 ~	1,078,000	1,242,383

	Principal Amount	Value
5.000% due 04/17/49 ~	$2,854,000	$3,539,634
5.250% due 01/16/50 ~	3,685,000	4,748,277

		11,742,292

Senegal - 0.1%

Senegal Government 6.750% due 03/13/48 ~	1,019,000	987,793

South Africa - 2.6%

Republic of South Africa Government
4.300% due 10/12/28	3,368,000	3,132,173
5.000% due 10/12/46	537,000	443,256
5.650% due 09/27/47	1,831,000	1,599,854
5.750% due 09/30/49	1,361,000	1,187,212
5.875% due 05/30/22	915,000	969,003
5.875% due 06/22/30	802,000	817,895
7.000% due 02/28/31	ZAR 4,880,000	231,633
8.000% due 01/31/30	50,443,751	2,688,954
8.250% due 03/31/32	102,981,088	5,182,611
8.750% due 01/31/44	21,447,048	976,164
8.750% due 02/28/48	55,166,968	2,507,748
8.875% due 02/28/35	15,962,040	791,757
9.000% due 01/31/40	20,700,000	987,731
10.500% due 12/21/26	16,844,948	1,108,015

		22,624,006

Sri Lanka - 0.6%

Sri Lanka Government
6.200% due 05/11/27 ~	$1,156,000	760,131
6.750% due 04/18/28 ~	400,000	263,025
6.825% due 07/18/26 ~	646,000	429,614
7.550% due 03/28/30 ~	2,470,000	1,624,214
7.850% due 03/14/29 ~	2,976,000	1,968,081

		5,045,065

Suriname - 0.1%

Republic of Suriname 9.250% due 10/26/26 ~	1,361,000	606,598

Thailand - 0.5%

Thailand Government
2.875% due 06/17/46	THB 4,297,000	163,970
3.300% due 06/17/38	43,824,000	1,766,395
3.400% due 06/17/36	29,933,000	1,212,789
3.600% due 06/17/67	36,950,000	1,589,720

		4,732,874

Turkey - 2.8%

Turkey Government
3.250% due 03/23/23	$660,000	624,914
4.250% due 03/13/25	2,104,000	1,966,733
4.875% due 04/16/43	2,817,000	2,182,471
5.600% due 11/14/24	3,340,000	3,294,075
5.625% due 03/30/21	569,000	579,987
5.750% due 03/22/24	970,000	965,461
5.750% due 05/11/47	3,317,000	2,718,524
6.000% due 03/25/27	1,683,000	1,647,076
6.000% due 01/14/41	342,000	296,386
6.125% due 10/24/28	1,535,000	1,494,215
6.350% due 08/10/24	2,317,000	2,348,859
6.750% due 05/30/40	1,010,000	954,703
6.875% due 03/17/36	376,000	366,997
7.250% due 12/23/23	763,000	796,154
7.375% due 02/05/25	1,708,000	1,803,226
10.500% due 08/11/27	TRY 2,932,000	408,987
10.600% due 02/11/26	4,137,000	595,786
10.700% due 08/17/22	9,084,000	1,365,218
11.000% due 02/24/27	982,000	140,419

		24,550,191

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Ukraine - 3.4%

Ukraine Government
7.375% due 09/25/32 ~	$10,051,000	$10,128,765
7.750% due 09/01/22 ~	751,000	784,422
7.750% due 09/01/23 ~	2,146,000	2,256,352
7.750% due 09/01/24 ~	677,000	708,277
7.750% due 09/01/25 ~	5,327,000	5,576,325
7.750% due 09/01/26 ~	2,299,000	2,402,924
7.750% due 09/01/27 ~	1,778,000	1,853,471
8.994% due 02/01/24 ~	2,766,000	2,979,823
9.750% due 11/01/28 ~	1,838,000	2,100,058
15.840% due 02/26/25 ~	UAH 16,295,000	712,238
16.000% due 08/11/21 ~	4,603,000	183,509
17.000% due 05/11/22 ~	4,427,000	183,561
17.250% due 01/05/22 ~	2,281,000	92,918

		29,962,643

United Arab Emirates - 0.6%

Abu Dhabi Government
3.125% due 09/30/49 ~	$2,168,000	2,262,850
3.875% due 04/16/50 ~	2,405,000	2,851,729

		5,114,579

Uruguay - 2.0%

Uruguay Government
due 07/02/40 ^ #	UYU 120,350,000	2,884,011
4.125% due 11/20/45	$1,341,086	1,553,997
4.375% due 12/15/28 ^	UYU 10,316,663	258,222
4.975% due 04/20/55	$3,303,894	4,247,337
5.100% due 06/18/50	1,150,000	1,488,451
7.625% due 03/21/36	1,569,000	2,387,712
7.875% due 01/15/33	1,567,000	2,375,682
8.500% due 03/15/28 ~	UYU 26,795,000	580,982
9.875% due 06/20/22 ~	13,825,000	327,279
Uruguay Monetary Regulation Bill
3.179% due 12/18/20	1,234,000	27,928
3.189% due 02/05/21	3,085,000	68,748
3.191% due 02/19/21	4,656,000	103,315
3.195% due 03/10/21	11,433,000	252,125
3.205% due 05/07/21	12,928,000	280,284
3.212% due 06/09/21	10,418,000	223,603
3.213% due 06/18/21	20,562,000	440,134
3.243% due 12/08/21	8,914,000	181,496

		17,681,306

Venezuela - 0.2%

Venezuela Government
7.750% due 10/13/20 * Y ~	$913,000	59,345
8.250% due 10/13/24 * Y ~	1,784,900	111,556
9.000% due 05/07/23 * Y ~	816,000	51,000
9.250% due 09/15/27 * Y	2,467,000	154,188
9.250% due 05/07/28 * Y ~	1,282,000	80,125
11.750% due 10/21/26 * Y ~	7,749,400	484,337
11.950% due 08/05/31 * Y ~	13,257,100	828,569
12.750% due 08/23/22 * Y ~	1,624,000	101,500

		1,870,620

Vietnam - 0.2%

Vietnam Government 4.800% due 11/19/24 ~	1,606,000	1,762,558

Zambia - 0.3%

Zambia Government
5.375% due 09/20/22 ~	667,000	356,552
8.500% due 04/14/24 ~	650,000	349,844
8.970% due 07/30/27 ~	3,298,000	1,743,191

		2,449,587

Total Foreign Government Bonds & Notes (Cost $637,174,546)		594,809,172

	Principal Amount	Value

SHORT-TERM INVESTMENTS - 6.3%

Foreign Government Issues - 0.1%

Argentina Treasury Bills (Argentina)
0.000% due 10/29/20 Ω	ARS 98,234,937	$1,057,858
0.000% due 07/29/20 Ω	13,844,616	148,611
Uruguay Monetary Regulation Bill (Uruguay) 10.568% due 03/19/21	UYU 5,587,000	123,207

		1,329,676

Repurchase Agreement - 6.2%

Fixed Income Clearing Corp 0.000% due 07/01/20 (Dated 06/30/20, repurchase price of $53,875,480; collateralized by U.S. Treasury Notes: 0.125% due 04/15/25 and value $54,953,015)	53,875,480	53,875,480

Total Short-Term Investments (Cost $57,480,983)		55,205,156

TOTAL INVESTMENTS - 99.2% (Cost $918,746,574)		868,559,588

DERIVATIVES - 0.2%		1,869,629

OTHER ASSETS & LIABILITIES, NET - 0.6%		5,243,600

NET ASSETS - 100.0%		$875,672,817

Notes to Schedule of Investments

(a)	As of June 30, 2020, the Fund’s composition as a percentage of net assets was as follows:

Foreign Government Bonds & Notes	67.9%
Corporate Bonds & Notes	25.0%
Short-Term Investments	6.3%

99.2%
Derivatives	0.2%
Other Assets & Liabilities, Net	0.6%

100.0%

(b)	As of June 30, 2020, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Brazil	8.5%
Indonesia	6.7%
United States (Includes Short-Term Investments)	6.7%
Mexico	6.6%
Colombia	4.5%
Ecuador	4.2%
Ukraine	4.2%
South Africa	3.4%
Russia	3.3%
Argentina	3.1%
Others (each less than 3.0%)	48.0%

99.2%
Derivatives	0.2%
Other Assets & Liabilities, Net	0.6%

100.0%

(c)	Investments with a total aggregate value of $72,025,364 or 8.2% of the Fund’s net assets were in default as of June 30, 2020.

(d)

Investments with a total aggregate value of $24,916,408 or 2.8% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

(e)	Forward foreign currency contracts outstanding as of June 30, 2020 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
BRL	11,461,814	USD	2,273,380	07/20	BRC	$-	($165,693)
BRL	13,918,301	USD	2,696,300	07/20	BSC	-	(136,895)
BRL	22,112,897	USD	4,038,148	07/20	BSC	28,143	-
BRL	14,286,769	USD	2,768,700	07/20	CSF	-	(141,538)
BRL	6,113,516	USD	1,216,620	07/20	DUB	-	(92,419)
BRL	55,182,052	USD	10,077,073	07/20	DUB	70,231	-
BRL	29,152,191	USD	5,529,102	07/20	HSB	-	(168,371)
BRL	2,362,360	USD	440,000	07/20	MER	-	(5,591)
CLP	1,359,687,842	USD	1,624,090	07/20	HSB	32,163	-
CNH	185,932,885	USD	26,163,778	07/20	MSC	93,286	-
COP	16,661,243,757	USD	4,475,700	07/20	CSF	-	(52,889)
COP	7,000,000,000	USD	1,771,210	07/20	JPM	86,975	-
COP	5,952,000,190	USD	1,594,300	07/20	MSC	-	(14,311)
CZK	68,182,413	USD	2,755,457	07/20	BNP	119,116	-
CZK	19,177,364	USD	795,000	07/20	HSB	13,518	-
CZK	110,799,100	USD	4,717,465	08/20	JPM	-	(45,265)
HUF	156,750,435	USD	505,000	07/20	BNP	-	(7,815)
HUF	1,986,014,183	USD	6,238,461	07/20	BRC	60,830	-
IDR	28,182,505,750	USD	1,973,231	07/20	MER	-	(41,816)
ILS	8,224,909	USD	2,393,538	09/20	MSC	-	(13,276)
INR	166,060,000	USD	2,185,000	07/20	JPM	6,893	-
INR	659,433,477	USD	8,620,045	07/20	MER	84,083	-
KRW	21,499,904,400	USD	17,957,986	08/20	BNP	-	(33,612)
KRW	2,584,401,100	USD	2,141,000	08/20	CIT	13,604	-
KRW	2,841,801,500	USD	2,375,000	08/20	MSC	-	(5,803)
KRW	5,323,016,430	USD	4,441,000	08/20	SCB	-	(3,225)
MXN	134,668,921	USD	6,000,000	07/20	BRC	-	(163,600)
MXN	26,610,799	USD	1,097,153	07/20	BRC	56,129	-
MXN	460,589,948	USD	18,567,683	07/20	HSB	1,393,771	-
MXN	95,041,668	USD	4,185,000	07/20	MER	-	(66,000)
MXN	130,578,343	USD	5,269,463	07/20	MER	389,657	-
MXN	15,102,610	USD	663,313	07/20	MSC	-	(8,782)
MYR	7,416,212	USD	1,729,729	09/20	DUB	-	(5,723)
PHP	123,080,544	USD	2,454,493	09/20	MER	8,087	-
PLN	17,144,969	USD	4,173,606	07/20	BNP	160,378	-
PLN	48,995,902	USD	12,505,268	08/20	BRC	-	(118,602)
PLN	7,162,183	USD	1,788,400	11/20	BNP	22,815	-
PLN	10,117,221	USD	2,556,048	11/20	ING	2,455	-
RON	11,525,586	USD	2,602,808	07/20	BNP	69,711	-
RON	7,557,692	USD	1,752,427	08/20	JPM	-	(3,321)
RUB	145,261,422	USD	2,070,000	07/20	BRC	-	(36,712)
RUB	555,318,543	USD	7,644,856	07/20	MER	128,182	-
RUB	808,558,005	USD	11,567,022	08/20	BRC	-	(283,093)
SGD	16,819,188	USD	12,121,064	08/20	ANZ	-	(50,436)
THB	18,775,000	USD	579,118	07/20	ANZ	28,288	-
THB	17,845,237	USD	556,446	07/20	BNP	20,880	-
THB	57,697,375	USD	1,825,000	07/20	BRC	41,616	-
THB	18,041,000	USD	556,512	07/20	CIT	27,148	-
THB	11,317,000	USD	352,418	07/20	HSB	13,707	-
THB	380,356,430	USD	12,219,305	08/20	MSC	85,597	-
TRY	41,190,612	USD	5,913,518	08/20	MSC	2,472	-
TWD	283,841,186	USD	9,642,982	08/20	ANZ	93,979	-
USD	2,093,100	BRL	11,461,814	07/20	BRC	-	(14,588)
USD	2,541,691	BRL	13,918,301	07/20	BSC	-	(17,714)
USD	4,385,000	BRL	22,112,897	07/20	BSC	318,709	-
USD	2,608,979	BRL	14,286,769	07/20	CSF	-	(18,183)
USD	1,116,420	BRL	6,113,516	07/20	DUB	-	(7,781)
USD	10,399,248	BRL	55,182,052	07/20	DUB	251,945	-
USD	5,323,629	BRL	29,152,191	07/20	HSB	-	(37,102)
USD	431,402	BRL	2,362,360	07/20	MER	-	(3,007)
USD	5,522,974	BRL	29,152,191	08/20	HSB	171,069	-
USD	575,000	CLP	481,614,250	07/20	MER	-	(11,660)
USD	1,116,000	CNH	8,027,388	07/20	JPM	-	(17,611)
USD	2,225,000	CNH	15,750,775	07/20	JPM	708	-
USD	910,000	COP	3,601,066,924	07/20	BNP	-	(45,921)
USD	5,694,670	COP	23,136,873,762	07/20	CSF	-	(447,130)
USD	481,940	EUR	427,096	07/20	BNP	1,965	-
USD	7,523,536	EUR	6,651,386	07/20	DUB	48,653	-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	735,584	IDR	10,542,000,000	07/20	JPM	$13,115	$-
USD	1,029,144	IDR	15,396,000,000	07/20	MER	-	(25,981)
USD	5,469,171	MXN	130,879,407	07/20	BRC	-	(202,996)
USD	1,375,000	MXN	33,573,925	07/20	BSC	-	(80,056)
USD	1,575,474	MYR	6,746,968	09/20	DUB	7,044	-
USD	1,815,000	PEN	6,190,939	07/20	MER	67,830	-
USD	540,000	TRY	3,812,940	08/20	BNP	-	(7,632)
USD	619,000	TRY	4,378,125	08/20	BRC	-	(9,807)
USD	3,229,000	TRY	22,741,998	08/20	JPM	-	(37,313)
USD	1,085,385	ZAR	19,123,506	07/20	BRC	-	(13,152)
USD	1,138,000	ZAR	19,111,913	07/20	BRC	40,128	-
USD	633,541	ZAR	11,120,237	07/20	HSB	-	(5,254)
USD	65,531	ZAR	1,134,914	07/20	HSB	336	-
USD	1,647,000	ZAR	27,817,830	07/20	MER	49,024	-
USD	502,977	ZAR	8,752,000	08/20	BNP	1,779	-
USD	1,229,640	ZAR	21,564,074	08/20	HSB	-	(5,263)
USD	843,925	ZAR	14,814,000	09/20	SCB	-	(2,018)

Total Forward Foreign Currency Contracts						$4,126,019	($2,674,957)

(f)	Swap agreements outstanding as of June 30, 2020 were as follows:

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.390%	6-Month PLN-WIBOR	A/S	LCH	03/28/23	PLN 11,000,000	$159,449	$-	$159,449
2.535%	3-Month CNY-RRR	Q/Q	LCH	03/18/25	CNY 14,541,000	19,855	-	19,855
2.575%	3-Month CNY-RRR	Q/Q	LCH	03/18/25	16,822,000	27,248	-	27,248
2.580%	3-Month CNY-RRR	Q/Q	LCH	03/18/25	16,101,000	26,592	-	26,592
2.582%	3-Month CNY-RRR	Q/Q	LCH	03/18/25	8,446,000	14,036	-	14,036
5.503%	28-day MXN TIIE	L/L	CME	06/11/25	MXN 139,190,000	184,369	-	184,369
2.325%	3-Month CNY-RRR	Q/Q	LCH	09/16/25	CNY 61,590,000	(12,982)	-	(12,982)

						$418,567	$-	$418,567

Total Swap Agreements						$418,567	$-	$418,567

Balances reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps

	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Agreements (1)
Assets	$-	$431,549
Liabilities	-	(12,982)

	$-	$418,567

(1)	Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

(g)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$218,545,260	$-	$218,545,260	$-
	Foreign Government Bonds & Notes	594,809,172	-	594,809,172	-
	Short-Term Investments	55,205,156	-	55,205,156	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	4,126,019	-	4,126,019	-
	Interest Rate Contracts
	Swaps	431,549	-	431,549	-

	Total Asset - Derivatives	4,557,568	-	4,557,568	-

	Total Assets	873,117,156	-	873,117,156	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(2,674,957)	-	(2,674,957)	-
	Interest Rate Contracts
	Swaps	(12,982)	-	(12,982)	-

	Total Liabilities - Derivatives	(2,687,939)	-	(2,687,939)	-

	Total Liabilities	(2,687,939)	-	(2,687,939)	-

	Total	$870,429,217	$-	$870,429,217	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.2%

Basic Materials - 3.5%

CF Industries Holdings Inc	327,598	$9,218,608
DuPont de Nemours Inc	106,410	5,653,563
International Paper Co	292,214	10,288,855

		25,161,026

Communications - 7.6%

AT&T Inc	361,256	10,920,769
Booking Holdings Inc *	4,040	6,433,054
Cisco Systems Inc	292,297	13,632,732
Comcast Corp ‘A’	237,802	9,269,522
eBay Inc	172,466	9,045,842
Vodafone Group PLC (United Kingdom)	3,003,226	4,774,404

		54,076,323

Consumer, Cyclical - 2.8%

General Motors Co	612,378	15,493,163
Las Vegas Sands Corp	98,885	4,503,223

		19,996,386

Consumer, Non-Cyclical - 21.5%

Altria Group Inc	273,491	10,734,522
Anthem Inc	66,018	17,361,414
Archer-Daniels-Midland Co	258,432	10,311,437
Bristol-Myers Squibb Co	204,591	12,029,951
Cardinal Health Inc	52,793	2,755,267
Corteva Inc	394,409	10,566,217
CVS Health Corp	159,523	10,364,209
Dentsply Sirona Inc	78,342	3,451,748
HCA Healthcare Inc	116,075	11,266,239
Henry Schein Inc *	80,656	4,709,504
Johnson & Johnson	84,951	11,946,659
McKesson Corp	77,567	11,900,329
Philip Morris International Inc	287,107	20,114,716
Sanofi ADR (France)	308,032	15,725,034

		153,237,246

Energy - 11.0%

BP PLC ADR (United Kingdom)	491,895	11,470,991
Canadian Natural Resources Ltd (TSE) (Canada)	343,059	5,950,972
Chevron Corp	186,728	16,661,739
Devon Energy Corp	588,202	6,670,211
Hess Corp	225,755	11,696,367
Marathon Oil Corp	1,340,573	8,204,307
Noble Energy Inc	489,237	4,383,564
Pioneer Natural Resources Co	41,279	4,032,958
Suncor Energy Inc (NYSE) (Canada)	572,261	9,648,320

		78,719,429

Financial - 25.4%

Ally Financial Inc	204,992	4,064,991
American International Group Inc	444,570	13,861,693
Bank of America Corp	1,065,225	25,299,094
Citigroup Inc	588,067	30,050,224
Citizens Financial Group Inc	297,285	7,503,473
Fifth Third Bancorp	367,011	7,075,972
Host Hotels & Resorts Inc REIT	492,299	5,311,906
JPMorgan Chase & Co	110,024	10,348,858
MetLife Inc	192,318	7,023,453
Morgan Stanley	370,320	17,886,456
State Street Corp	155,532	9,884,059
The Allstate Corp	92,110	8,933,749
The Bank of New York Mellon Corp	290,155	11,214,491
The Goldman Sachs Group Inc	54,960	10,861,195
The PNC Financial Services Group Inc	39,002	4,103,400
Wells Fargo & Co	293,890	7,523,584

		180,946,598

	Shares	Value
Industrial - 11.6%

Caterpillar Inc	99,733	$12,616,224
Eaton Corp PLC	142,910	12,501,767
Emerson Electric Co	208,808	12,952,360
FedEx Corp	89,104	12,494,163
General Electric Co	1,097,979	7,499,197
Johnson Controls International PLC	300,535	10,260,265
Textron Inc	281,321	9,258,274
Trane Technologies PLC	54,232	4,825,563

		82,407,813

Technology - 9.8%

Cognizant Technology Solutions Corp ‘A’	209,652	11,912,427
Intel Corp	267,778	16,021,158
Microsoft Corp	83,634	17,020,355
NXP Semiconductors NV (Netherlands)	86,328	9,844,845
QUALCOMM Inc	161,145	14,698,035

		69,496,820

Utilities - 3.0%

Exelon Corp	321,961	11,683,965
Vistra Energy Corp	507,635	9,452,164

		21,136,129

Total Common Stocks (Cost $719,165,449)		685,177,770

	Principal Amount

SHORT-TERM INVESTMENT - 2.2%

Repurchase Agreement - 2.2%

Fixed Income Clearing Corp 0.000% due 07/01/20 (Dated 06/30/20, repurchase price of $15,727,155; collateralized by U.S. Treasury Notes: 0.125% due 04/15/25 and value $16,041,777)	$15,727,155	15,727,155

Total Short-Term Investment (Cost $15,727,155)		15,727,155

TOTAL INVESTMENTS - 98.4% (Cost $734,892,604)		700,904,925

DERIVATIVES - 0.1%		377,520

OTHER ASSETS & LIABILITIES, NET - 1.5%		10,674,849

NET ASSETS - 100.0%		$711,957,294

Notes to Schedule of Investments

(a)	As of June 30, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	25.4%
Consumer, Non-Cyclical	21.5%
Industrial	11.6%
Energy	11.0%
Technology	9.8%
Communications	7.6%
Basic Materials	3.5%
Utilities	3.0%
Others (each less than 3.0%)	5.0%

98.4%
Derivatives	0.1%

Other Assets & Liabilities, Net	1.5%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

(b)	Forward foreign currency contracts outstanding as of June 30, 2020 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
CAD	369,879	USD	276,842	07/20	DUB	$-	($4,384)
CAD	421,872	USD	311,725	07/20	GSC	-	(969)
CAD	484,047	USD	354,808	07/20	GSC	1,747	-
CAD	395,393	USD	288,947	07/20	JPM	2,305	-
CAD	1,732,601	USD	1,273,727	07/20	RBC	2,527	-
CAD	409,588	USD	301,136	07/20	SSB	572	-
EUR	300,689	USD	337,531	07/20	DUB	349	-
EUR	211,366	USD	237,800	07/20	GSC	-	(291)
EUR	191,244	USD	214,951	07/20	JPM	-	(53)
GBP	188,895	USD	232,110	07/20	BRC	1,961	-
GBP	213,326	USD	264,669	07/20	CIB	-	(324)
GBP	582,534	USD	729,729	07/20	DUB	-	(7,876)
GBP	283,439	USD	357,007	07/20	GSC	-	(5,781)
GBP	162,198	USD	200,574	07/20	RBC	415	-
USD	9,237,272	CAD	12,376,920	07/20	CIB	120,282	-
USD	281,573	CAD	383,380	07/20	DUB	-	(829)
USD	1,077,322	CAD	1,446,724	07/20	GSC	11,648	-
USD	338,183	EUR	299,717	07/20	CIB	1,395	-
USD	8,004,350	EUR	7,084,158	07/20	DUB	43,993	-
USD	332,956	EUR	296,914	07/20	RBC	-	(682)
USD	646,300	GBP	511,724	07/20	DUB	12,192	-
USD	9,318,329	GBP	7,359,028	07/20	GSC	199,323	-

Total Forward Foreign Currency Contracts						$398,709	($21,189)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$25,161,026	$25,161,026	$-	$-
	Communications	54,076,323	49,301,919	4,774,404	-
	Consumer, Cyclical	19,996,386	19,996,386	-	-
	Consumer, Non-Cyclical	153,237,246	153,237,246	-	-
	Energy	78,719,429	78,719,429	-	-
	Financial	180,946,598	180,946,598	-	-
	Industrial	82,407,813	82,407,813	-	-
	Technology	69,496,820	69,496,820	-	-
	Utilities	21,136,129	21,136,129	-	-

	Total Common Stocks	685,177,770	680,403,366	4,774,404	-

	Short-Term Investment	15,727,155	-	15,727,155	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	398,709	-	398,709	-

	Total Assets	701,303,634	680,403,366	20,900,268	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(21,189)	-	(21,189)	-

	Total Liabilities	(21,189)	-	(21,189)	-

	Total	$701,282,445	$680,403,366	$20,879,079	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.4%

Basic Materials - 3.5%

Air Products & Chemicals Inc	82,380	$19,891,475
Ecolab Inc	12,252	2,437,535
Linde PLC (United Kingdom)	61,626	13,071,491
PPG Industries Inc	32,993	3,499,238
RPM International Inc	136,934	10,278,266
The Sherwin-Williams Co	14,591	8,431,409

		57,609,414

Communications - 3.8%

AT&T Inc	363,577	10,990,933
Cisco Systems Inc	114,716	5,350,354
Comcast Corp ‘A’	524,164	20,431,913
E*TRADE Financial Corp	103,820	5,162,968
Fox Corp ‘A’	137,087	3,676,673
The Walt Disney Co	152,311	16,984,200

		62,597,041

Consumer, Cyclical - 8.5%

Alaska Air Group Inc	61,174	2,218,169
Costco Wholesale Corp	25,062	7,599,049
Dollar General Corp	141,531	26,963,071
Hilton Worldwide Holdings Inc	134,566	9,883,873
Las Vegas Sands Corp	89,639	4,082,160
Marriott International Inc ‘A’	95,285	8,168,783
McDonald’s Corp	77,161	14,233,889
NIKE Inc ‘B’	77,842	7,632,408
PACCAR Inc	99,928	7,479,611
Ross Stores Inc	200,737	17,110,822
The Home Depot Inc	81,878	20,511,258
Tractor Supply Co	53,933	7,107,830
Yum! Brands Inc	106,944	9,294,503

		142,285,426

Consumer, Non-Cyclical - 26.3%

AbbVie Inc	220,007	21,600,287
Automatic Data Processing Inc	75,948	11,307,898
Avery Dennison Corp	96,197	10,975,116
Becton Dickinson and Co	113,807	27,230,601
Cigna Corp	50,621	9,499,031
Cintas Corp	20,409	5,436,141
Colgate-Palmolive Co	107,991	7,911,421
CVS Health Corp	143,141	9,299,871
Danaher Corp	228,143	40,342,527
Diageo PLC (United Kingdom)	220,903	7,342,229
Equifax Inc	76,121	13,083,677
Johnson & Johnson	135,565	19,064,506
Kimberly-Clark Corp	56,696	8,013,980
McCormick & Co Inc	38,721	6,946,935
Medtronic PLC	156,423	14,343,989
Merck & Co Inc	81,372	6,292,497
Mondelez International Inc ‘A’	363,755	18,598,793
Nestle SA (Switzerland)	92,221	10,224,600
PepsiCo Inc	187,449	24,792,005
Pfizer Inc	673,596	22,026,589
Philip Morris International Inc	225,135	15,772,958
S&P Global Inc	41,840	13,785,443
Stryker Corp	90,175	16,248,633
The Coca-Cola Co	320,532	14,321,370
Thermo Fisher Scientific Inc	90,542	32,806,988
UnitedHealth Group Inc	113,771	33,556,756
Zoetis Inc	134,904	18,487,244

		439,312,085

Energy - 2.1%

EOG Resources Inc	209,261	10,601,162
Schlumberger Ltd	32,894	604,921

	Shares	Value
TC Energy Corp (Canada)	225,682	$9,672,730
TOTAL SA (France)	358,844	13,836,454

		34,715,267

Financial - 16.7%

American Express Co	61,116	5,818,243
American Tower Corp REIT	88,044	22,762,896
Aon PLC ‘A’	85,937	16,551,466
Chubb Ltd	176,341	22,328,297
CME Group Inc	79,379	12,902,263
Crown Castle International Corp REIT	100,330	16,790,225
Equity Residential REIT	130,384	7,669,187
JPMorgan Chase & Co	411,629	38,717,824
Marsh & McLennan Cos Inc	231,990	24,908,766
Morgan Stanley	269,265	13,005,500
The Charles Schwab Corp	277,875	9,375,503
The PNC Financial Services Group Inc	56,800	5,975,928
The Progressive Corp	113,806	9,116,999
Visa Inc ‘A’	261,138	50,444,027
Wells Fargo & Co	449,775	11,514,240
Willis Towers Watson PLC	56,301	11,088,482

		278,969,846

Industrial - 13.5%

Agilent Technologies Inc	182,481	16,125,846
Amphenol Corp ‘A’	97,724	9,362,936
Ball Corp	299,310	20,799,052
Deere & Co	24,340	3,825,031
Fortive Corp	143,924	9,737,898
General Electric Co	1,644,801	11,233,991
Honeywell International Inc	136,400	19,722,076
Illinois Tool Works Inc	60,701	10,613,570
JB Hunt Transport Services Inc	90,949	10,944,803
Northrop Grumman Corp	43,235	13,292,168
Rockwell Automation Inc	23,200	4,941,600
Roper Technologies Inc	66,212	25,707,471
Sealed Air Corp	205,260	6,742,791
TE Connectivity Ltd	104,079	8,487,643
The Boeing Co	26,920	4,934,436
Union Pacific Corp	111,038	18,773,195
United Parcel Service Inc ‘B’	113,739	12,645,502
Waste Connections Inc	175,923	16,499,818

		224,389,827

Technology - 16.4%

Accenture PLC ‘A’	139,064	29,859,822
Apple Inc	188,878	68,902,694
Applied Materials Inc	176,600	10,675,470
Broadridge Financial Solutions Inc	70,400	8,883,776
Fidelity National Information Services Inc	169,081	22,672,071
Microchip Technology Inc	97,683	10,286,997
Microsoft Corp	465,754	94,785,597
QUALCOMM Inc	36,001	3,283,651
Texas Instruments Inc	186,566	23,688,285

		273,038,363

Utilities - 4.6%

American Electric Power Co Inc	118,653	9,449,525
American Water Works Co Inc	62,530	8,045,110
Atmos Energy Corp	172,243	17,151,958
Eversource Energy	76,865	6,400,548
NextEra Energy Inc	88,011	21,137,602
Sempra Energy	125,909	14,760,312

		76,945,055

Total Common Stocks (Cost $1,268,541,277)		1,589,862,324

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 3.4%

Repurchase Agreement - 3.4%

Fixed Income Clearing Corp 0.000% due 07/01/20 (Dated 06/30/20, repurchase price of $57,282,776; collateralized by U.S. Treasury Notes: 0.125% due 04/15/25 and value $58,428,462)	$57,282,776	$57,282,776

Total Short-Term Investment (Cost $57,282,776)		57,282,776

TOTAL INVESTMENTS - 98.8% (Cost $1,325,824,053)		1,647,145,100

OTHER ASSETS & LIABILITIES, NET - 1.2%		20,688,475

NET ASSETS - 100.0%		$1,667,833,575

Notes to Schedule of Investments

(a)	As of June 30, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	26.3%
Financial	16.7%
Technology	16.4%
Industrial	13.5%
Consumer, Cyclical	8.5%
Utilities	4.6%
Communications	3.8%
Basic Materials	3.5%
Short-Term Investment	3.4%
Others (each less than 3.0%)	2.1%

98.8%
Other Assets & Liabilities, Net	1.2%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$57,609,414	$57,609,414	$-	$-
	Communications	62,597,041	62,597,041	-	-
	Consumer, Cyclical	142,285,426	142,285,426	-	-
	Consumer, Non-Cyclical	439,312,085	421,745,256	17,566,829	-
	Energy	34,715,267	20,878,813	13,836,454	-
	Financial	278,969,846	278,969,846	-	-
	Industrial	224,389,827	224,389,827	-	-
	Technology	273,038,363	273,038,363	-	-
	Utilities	76,945,055	76,945,055	-	-

	Total Common Stocks	1,589,862,324	1,558,459,041	31,403,283	-

	Short-Term Investment	57,282,776	-	57,282,776	-

	Total	$1,647,145,100	$1,558,459,041	$88,686,059	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Summary Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Communications - 0.0%

Other security		$8,245

Total Rights (Cost $18,159)		8,245

COMMON STOCKS - 98.9%

Basic Materials - 2.0%

Linde PLC (United Kingdom)	66,556	14,117,193
Other securities		52,915,522

		67,032,715

Communications - 16.4%

Alphabet Inc ‘A’ *	37,992	53,874,556
Alphabet Inc ‘C’ *	37,106	52,453,413
Amazon.com Inc *	53,101	146,496,101
AT&T Inc	903,353	27,308,361
Cisco Systems Inc	537,238	25,056,780
Comcast Corp ‘A’	577,137	22,496,800
Facebook Inc ‘A’ *	304,751	69,199,810
Netflix Inc *	55,748	25,367,570
The Walt Disney Co	228,822	25,515,941
Verizon Communications Inc	524,374	28,908,739
Other securities		60,443,362

		537,121,433

Consumer, Cyclical - 7.7%

Costco Wholesale Corp	55,934	16,959,748
McDonald’s Corp	94,236	17,383,715
NIKE Inc ‘B’	157,279	15,421,206
The Home Depot Inc	136,302	34,145,014
Walmart Inc	179,413	21,490,089
Other securities		147,114,636

		252,514,408

Consumer, Non-Cyclical - 22.3%

Abbott Laboratories	224,127	20,491,932
AbbVie Inc	223,346	21,928,110
Amgen Inc	74,542	17,581,476
Bristol-Myers Squibb Co	286,678	16,856,666
Eli Lilly & Co	106,704	17,518,663
Johnson & Johnson	333,720	46,931,044
Medtronic PLC	169,910	15,580,747
Merck & Co Inc	319,764	24,727,350
PayPal Holdings Inc *	148,801	25,925,598
PepsiCo Inc	175,713	23,239,801
Pfizer Inc	703,713	23,011,415
The Coca-Cola Co	489,871	21,887,436
The Procter & Gamble Co	313,936	37,537,328
Thermo Fisher Scientific Inc	50,039	18,131,131
UnitedHealth Group Inc	120,280	35,476,586
Other securities		364,689,660

		731,514,943

Energy - 2.8%

Chevron Corp	236,474	21,100,575
Exxon Mobil Corp	535,601	23,952,077
Other securities		46,698,335

		91,750,987

Financial - 14.4%

American Tower Corp REIT	56,198	14,529,431
Bank of America Corp	989,347	23,496,991
Berkshire Hathaway Inc ‘B’ *	246,366	43,978,795
JPMorgan Chase & Co	385,981	36,305,373
Mastercard Inc ‘A’	111,948	33,103,024
Visa Inc ‘A’	213,709	41,282,168

	Shares	Value
Other securities		$279,818,422

		472,514,204

Industrial - 7.7%

Union Pacific Corp	85,960	14,533,257
Other securities		239,413,050

		253,946,307

Technology - 22.6%

Accenture PLC ‘A’	80,688	17,325,327
Adobe Inc *	61,092	26,593,959
Apple Inc	516,287	188,341,498
Broadcom Inc	50,691	15,998,587
Intel Corp	536,483	32,097,778
Microsoft Corp	961,133	195,600,177
NVIDIA Corp	77,953	29,615,124
Oracle Corp	263,807	14,580,613
salesforce.com Inc *	114,225	21,397,769
Texas Instruments Inc	116,292	14,765,595
Other securities		186,138,042

		742,454,469

Utilities - 3.0%

NextEra Energy Inc	62,040	14,900,147
Other securities		84,695,716

		99,595,863

Total Common Stocks (Cost $2,225,027,774)		3,248,445,329

	Principal Amount

SHORT-TERM INVESTMENT - 0.9%

Repurchase Agreement - 0.9%

Fixed Income Clearing Corp 0.000% due 07/01/20 (Dated 06/30/20, repurchase price of $28,224,937; collateralized by U.S. Treasury Notes: 0.125% due 04/15/25 and value $28,789,491)	$28,224,937	28,224,937

Total Short-Term Investment (Cost $28,224,937)		28,224,937

TOTAL INVESTMENTS - 99.8% (Cost $2,253,270,870)		3,276,678,511

DERIVATIVES - 0.0%		470,496

OTHER ASSETS & LIABILITIES, NET - 0.2%		5,812,705

NET ASSETS - 100.0%		$3,282,961,712

Notes to Schedule of Investments

(a)	As of June 30, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Technology	22.6%
Consumer, Non-Cyclical	22.3%
Communications	16.4%
Financial	14.4%
Industrial	7.7%
Consumer, Cyclical	7.7%
Utilities	3.0%
Others (each less than 3.0%)	5.7%

99.8%
Derivatives	0.0%
Other Assets & Liabilities, Net	0.2%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Summary Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

(b)

Other securities represent the Fund’s securities not identified as top-fifty holdings and issuers in terms of value, and individually not exceeding one percent of the Fund’s net assets as of June 30, 2020.

(c)

A Summary Schedule of Investments is presented for this Fund. For information on availability of a complete Schedule of Investments, refer to the Where To Go For More Information section of this report.

(d)	Open futures contracts outstanding as of June 30, 2020 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	09/20	212	$32,285,624	$32,756,120	$470,496

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$8,245	$8,245	$-	$-
	Common Stocks	3,248,445,329	3,248,445,329	-	-
	Short-Term Investment	28,224,937	-	28,224,937	-
	Derivatives:
	Equity Contracts
	Futures	470,496	470,496	-	-

	Total	$3,277,149,007	$3,248,924,070	$28,224,937	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

FOCUSED GROWTH PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Communications - 0.0%

T-Mobile US Inc Exp 07/27/20 *	45,918	$7,714

Total Rights (Cost $16,989)		7,714

COMMON STOCKS - 98.5%

Basic Materials - 1.6%

The Sherwin-Williams Co	6,485	3,747,357

Communications - 26.9%

Alphabet Inc ‘C’ *	8,049	11,378,147
Amazon.com Inc *	7,517	20,738,050
Chewy Inc ‘A’ *	41,365	1,848,602
Facebook Inc ‘A’ *	27,513	6,247,377
GCI Liberty Inc ‘A’ *	69,517	4,944,049
Match Group Inc *	28,277	3,027,053
Netflix Inc *	14,600	6,643,584
T-Mobile US Inc *	64,335	6,700,490
The Walt Disney Co	26,190	2,920,447

		64,447,799

Consumer, Cyclical - 6.5%

Lululemon Athletica Inc *	5,894	1,838,987
LVMH Moet Hennessy Louis Vuitton SE (France)	8,391	3,704,584
NIKE Inc ‘B’	37,386	3,665,697
The Home Depot Inc	25,968	6,505,244

		15,714,512

Consumer, Non-Cyclical - 19.9%

Avalara Inc *	23,015	3,063,066
Boston Scientific Corp *	231,474	8,127,052
CoStar Group Inc *	7,117	5,057,839
Danaher Corp	35,679	6,309,118
Elanco Animal Health Inc *	138,856	2,978,461
Globus Medical Inc ‘A’ *	59,196	2,824,241
ICU Medical Inc *	13,701	2,525,231
Intuitive Surgical Inc *	7,263	4,138,675
Neurocrine Biosciences Inc *	29,623	3,614,006
ServiceMaster Global Holdings Inc *	123,714	4,415,353
The Cooper Cos Inc	16,587	4,704,737

		47,757,779

Financial - 9.4%

American Tower Corp REIT	27,715	7,165,436
Markel Corp *	3,395	3,134,162
Mastercard Inc ‘A’	41,723	12,337,491

		22,637,089

Industrial - 2.8%

Cognex Corp	27,706	1,654,602
L3Harris Technologies Inc	30,454	5,167,130

		6,821,732

Technology - 31.4%

Adobe Inc *	16,609	7,230,064
Apple Inc	36,655	13,371,744
ASML Holding NV ‘NY’ (Netherlands)	15,352	5,649,996
Atlassian Corp PLC ‘A’ *	13,841	2,495,117
Lam Research Corp	7,524	2,433,713
Microchip Technology Inc	19,529	2,056,599
Microsoft Corp	102,707	20,901,902
NVIDIA Corp	11,190	4,251,193

	Shares	Value
salesforce.com Inc *	47,360	$8,871,949
Texas Instruments Inc	42,623	5,411,842
Twilio Inc ‘A’ *	12,723	2,791,681

		75,465,800

Total Common Stocks (Cost $154,329,373)		236,592,068

	Principal Amount

SHORT-TERM INVESTMENT - 1.9%

Repurchase Agreement - 1.9%

Fixed Income Clearing Corp 0.000% due 07/01/20 (Dated 06/30/20, repurchase price of $4,444,377; collateralized by U.S. Treasury Notes: 0.125% due 04/15/25 and value $4,533,265)	$4,444,377	4,444,377

Total Short-Term Investment (Cost $4,444,377)		4,444,377

TOTAL INVESTMENTS - 100.4% (Cost $158,790,739)		241,044,159

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(1,031,537)

NET ASSETS - 100.0%		$240,012,622

Notes to Schedule of Investments

(a)	As of June 30, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Technology	31.4%
Communications	26.9%
Consumer, Non-Cyclical	19.9%
Financial	9.4%
Consumer, Cyclical	6.5%
Others (each less than 3.0%)	6.3%

	100.4%
Other Assets & Liabilities, Net	(0.4%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

FOCUSED GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$7,714	$7,714	$-	$-
	Common Stocks
	Basic Materials	3,747,357	3,747,357	-	-
	Communications	64,447,799	64,447,799	-	-
	Consumer, Cyclical	15,714,512	12,009,928	3,704,584	-
	Consumer, Non-Cyclical	47,757,779	47,757,779	-	-
	Financial	22,637,089	22,637,089	-	-
	Industrial	6,821,732	6,821,732	-	-
	Technology	75,465,800	75,465,800	-	-

	Total Common Stocks	236,592,068	232,887,484	3,704,584	-

	Short-Term Investment	4,444,377	-	4,444,377	-

	Total	$241,044,159	$232,895,198	$8,148,961	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.0%

Basic Materials - 1.2%

The Sherwin-Williams Co	44,209	$25,546,171

Communications - 22.0%

Alibaba Group Holding Ltd ADR * (China)	65,649	14,160,489
Alphabet Inc ‘A’ *	61,874	87,740,426
Alphabet Inc ‘C’ *	19,427	27,462,201
Amazon.com Inc *	64,942	179,163,288
Charter Communications Inc ‘A’ *	60,517	30,866,091
Facebook Inc ‘A’ *	268,121	60,882,236
Match Group Inc *	46,584	4,986,817
Netflix Inc *	89,199	40,589,113
Shopify Inc ‘A’ * (Canada)	10,897	10,343,432
Spotify Technology SA *	30,798	7,951,736

		464,145,829

Consumer, Cyclical - 3.0%

Chipotle Mexican Grill Inc *	10,919	11,490,719
Costco Wholesale Corp	8,073	2,447,814
Dollar General Corp	86,011	16,385,956
Lululemon Athletica Inc *	32,926	10,273,241
NIKE Inc ‘B’	125,175	12,273,409
Ross Stores Inc	101,886	8,684,763
Starbucks Corp	30,795	2,266,204

		63,822,106

Consumer, Non-Cyclical - 23.1%

Abbott Laboratories	202,314	18,497,569
Alnylam Pharmaceuticals Inc *	29,270	4,335,180
Becton Dickinson and Co	53,114	12,708,587
Boston Scientific Corp *	624,319	21,919,840
Colgate-Palmolive Co	363,700	26,644,662
CoStar Group Inc *	16,513	11,735,294
Danaher Corp	226,331	40,022,111
Edwards Lifesciences Corp *	163,647	11,309,644
Eli Lilly & Co	61,822	10,149,936
Equifax Inc	34,311	5,897,375
Global Payments Inc	189,960	32,221,015
IHS Markit Ltd	166,862	12,598,081
Illumina Inc *	44,645	16,534,276
Medtronic PLC	50,867	4,664,504
Merck & Co Inc	178,174	13,778,195
PayPal Holdings Inc *	237,849	41,440,431
Seattle Genetics Inc *	45,566	7,742,575
Square Inc ‘A’ *	165,223	17,338,502
STERIS PLC	31,804	4,880,006
The Estee Lauder Cos Inc ‘A’	76,191	14,375,718
Thermo Fisher Scientific Inc	120,984	43,837,342
TransUnion	172,218	14,989,855
UnitedHealth Group Inc	36,213	10,681,024
Verisk Analytics Inc	202,636	34,488,647
Vertex Pharmaceuticals Inc *	89,223	25,902,329
Zoetis Inc	222,156	30,444,258

		489,136,956

Financial - 11.1%

American Tower Corp REIT	110,983	28,693,545
Aon PLC ‘A’	147,918	28,489,007
Equinix Inc REIT	21,524	15,116,305
Intercontinental Exchange Inc	139,630	12,790,108
Mastercard Inc ‘A’	232,270	68,682,239
Visa Inc ‘A’	417,984	80,741,969

		234,513,173

Industrial - 3.3%

AMETEK Inc	136,470	12,196,324
Amphenol Corp ‘A’	12,735	1,220,140

	Shares	Value
Canadian Pacific Railway Ltd (NYSE) (Canada)	46,218	$11,801,304
Roper Technologies Inc	58,796	22,828,135
Vulcan Materials Co	186,828	21,644,024

		69,689,927

Technology - 35.3%

Activision Blizzard Inc	265,740	20,169,666
Adobe Inc *	222,418	96,820,780
Apple Inc	126,179	46,030,099
Applied Materials Inc	106,465	6,435,809
ASML Holding NV ‘NY’ (Netherlands)	27,686	10,189,279
Atlassian Corp PLC ‘A’ *	41,686	7,514,735
Autodesk Inc *	13,647	3,264,226
Black Knight Inc *	76,016	5,515,721
Cadence Design Systems Inc *	231,060	22,172,518
Clarivate Analytics PLC * (United Kingdom)	685,708	15,311,860
Electronic Arts Inc *	233,831	30,877,384
Fidelity National Information Services Inc	259,359	34,777,448
Fiserv Inc *	293,016	28,604,222
Intuit Inc	127,112	37,649,303
Lam Research Corp	38,789	12,546,690
Microsoft Corp	1,063,477	216,428,204
MSCI Inc	93,936	31,357,715
NVIDIA Corp	99,783	37,908,560
salesforce.com Inc *	243,685	45,649,511
ServiceNow Inc *	40,941	16,583,561
Synopsys Inc *	49,261	9,605,895
Take-Two Interactive Software Inc *	82,943	11,576,354

		746,989,540

Total Common Stocks (Cost $1,449,654,014)		2,093,843,702

	Principal Amount

SHORT-TERM INVESTMENT - 1.2%

Repurchase Agreement - 1.2%

Fixed Income Clearing Corp 0.000% due 07/01/20 (Dated 06/30/20, repurchase price of $25,522,357; collateralized by U.S. Treasury Notes: 2.250% due 12/31/24 and value $26,032,903)	$25,522,357	25,522,357

Total Short-Term Investment (Cost $25,522,357)		25,522,357

TOTAL INVESTMENTS - 100.2% (Cost $1,475,176,371)		2,119,366,059

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(3,726,284)

NET ASSETS - 100.0%		$2,115,639,775

Notes to Schedule of Investments

(a)	As of June 30, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Technology	35.3%
Consumer, Non-Cyclical	23.1%
Communications	22.0%
Financial	11.1%
Industrial	3.3%
Consumer, Cyclical	3.0%
Others (each less than 3.0%)	2.4%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$2,093,843,702	$2,093,843,702	$-	$-
	Short-Term Investment	25,522,357	-	25,522,357	-

	Total	$2,119,366,059	$2,093,843,702	$25,522,357	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.0%

Basic Materials - 1.5%

The Sherwin-Williams Co	35,221	$20,352,455

Communications - 26.8%

Alibaba Group Holding Ltd ADR * (China)	131,126	28,283,878
Alphabet Inc ‘A’ *	29,886	42,379,842
Amazon.com Inc *	49,614	136,876,096
Facebook Inc ‘A’ *	146,752	33,322,977
GoDaddy Inc ‘A’ *	173,455	12,719,455
MercadoLibre Inc * (Argentina)	28,105	27,705,066
Netflix Inc *	100,359	45,667,359
Shopify Inc ‘A’ * (Canada)	15,930	15,120,756
Snap Inc ‘A’ *	1,149,877	27,010,611

		369,086,040

Consumer, Cyclical - 7.7%

Domino’s Pizza Inc	19,536	7,217,380
Ferrari NV (Italy)	33,815	5,782,703
Hilton Worldwide Holdings Inc	133,509	9,806,236
Lowe’s Cos Inc	185,539	25,070,030
LVMH Moet Hennessy Louis Vuitton SE (France)	21,891	9,664,766
NIKE Inc ‘B’	272,873	26,755,198
The TJX Cos Inc	423,360	21,405,081

		105,701,394

Consumer, Non-Cyclical - 20.0%

AstraZeneca PLC ADR (United Kingdom)	249,493	13,195,685
Biogen Inc *	19,711	5,273,678
Boston Scientific Corp *	700,986	24,611,618
Constellation Brands Inc ‘A’	53,799	9,412,135
CoStar Group Inc *	42,488	30,194,947
Humana Inc	51,094	19,811,698
Intuitive Surgical Inc *	35,144	20,026,106
PayPal Holdings Inc *	124,964	21,772,478
S&P Global Inc	119,333	39,317,837
TransUnion	198,076	17,240,535
UnitedHealth Group Inc	103,158	30,426,452
Vertex Pharmaceuticals Inc *	76,189	22,118,429
Zoetis Inc	163,155	22,358,761

		275,760,359

Financial - 12.1%

CME Group Inc	75,058	12,199,927
Mastercard Inc ‘A’	186,837	55,247,701
Prologis Inc REIT	91,277	8,518,883
SBA Communications Corp REIT	87,347	26,022,418
Visa Inc ‘A’	339,096	65,503,174

		167,492,103

Industrial - 3.4%

Ball Corp	143,302	9,958,056
Keysight Technologies Inc *	154,712	15,591,875
Roper Technologies Inc	39,942	15,507,881
Waste Management Inc	58,319	6,176,565

		47,234,377

Technology - 28.5%

Adobe Inc *	92,243	40,154,300
Analog Devices Inc	179,655	22,032,889
Apple Inc	88,247	32,192,506
ASML Holding NV ‘NY’ (Netherlands)	96,792	35,622,360
Autodesk Inc *	48,933	11,704,284
Coupa Software Inc *	25,001	6,926,277
Fidelity National Information Services Inc	88,117	11,815,609
Intuit Inc	126,161	37,367,627

	Shares	Value
Microsoft Corp	565,975	$115,181,572
RingCentral Inc ‘A’ *	26,327	7,503,458
salesforce.com Inc *	149,474	28,000,964
ServiceNow Inc *	109,168	44,219,590

		392,721,436

Total Common Stocks (Cost $941,713,757)		1,378,348,164

	Principal Amount

SHORT-TERM INVESTMENT - 0.1%

Repurchase Agreement - 0.1%

Fixed Income Clearing Corp 0.000% due 07/01/20 (Dated 06/30/20, repurchase price of $1,416,752; collateralized by U.S. Treasury Notes: 0.125% due 04/15/25 and value $1,445,146)	$1,416,752	1,416,752

Total Short-Term Investment (Cost $1,416,752)		1,416,752

TOTAL INVESTMENTS - 100.1% (Cost $943,130,509)		1,379,764,916

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(1,746,384)

NET ASSETS - 100.0%		$1,378,018,532

Notes to Schedule of Investments

(a)	As of June 30, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Technology	28.5%
Communications	26.8%
Consumer, Non-Cyclical	20.0%
Financial	12.1%
Consumer, Cyclical	7.7%
Industrial	3.4%
Others (each less than 3.0%)	1.6%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$20,352,455	$20,352,455	$-	$-
	Communications	369,086,040	369,086,040	-	-
	Consumer, Cyclical	105,701,394	96,036,628	9,664,766	-
	Consumer, Non-Cyclical	275,760,359	275,760,359	-	-
	Financial	167,492,103	167,492,103	-	-
	Industrial	47,234,377	47,234,377	-	-
	Technology	392,721,436	392,721,436	-	-

	Total Common Stocks	1,378,348,164	1,368,683,398	9,664,766	-

	Short-Term Investment	1,416,752	-	1,416,752	-

	Total	$1,379,764,916	$1,368,683,398	$11,081,518	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Communications - 0.0%

T-Mobile US Inc Exp 07/27/20 *	234,123	$39,333

Total Rights (Cost $86,625)		39,333

COMMON STOCKS - 98.9%

Basic Materials - 3.7%

Air Products & Chemicals Inc	137,750	33,261,115
PPG Industries Inc	178,198	18,899,680

		52,160,795

Communications - 15.4%

Alphabet Inc ‘A’ *	13,392	18,990,526
Charter Communications Inc ‘A’ *	99,741	50,871,900
Comcast Corp ‘A’	1,265,441	49,326,890
DISH Network Corp ‘A’ *	1,142,591	39,430,815
Motorola Solutions Inc	205,825	28,842,257
T-Mobile US Inc *	287,872	29,981,869

		217,444,257

Consumer, Cyclical - 2.7%

The Home Depot Inc	153,741	38,513,658

Consumer, Non-Cyclical - 18.9%

AmerisourceBergen Corp	210,614	21,223,573
Amgen Inc	99,378	23,439,295
Anthem Inc	109,618	28,827,342
CVS Health Corp	280,741	18,239,743
Johnson & Johnson	225,939	31,773,802
Keurig Dr Pepper Inc	664,248	18,864,643
Merck & Co Inc	309,276	23,916,313
Novartis AG ADR (Switzerland)	189,832	16,579,927
PepsiCo Inc	131,430	17,382,932
Pfizer Inc	473,959	15,498,459
Reynolds Consumer Products Inc	707,833	24,590,118
UnitedHealth Group Inc	85,837	25,317,623

		265,653,770

Energy - 5.9%

Chevron Corp	260,670	23,259,584
ConocoPhillips	319,200	13,412,784
Enterprise Products Partners LP	866,649	15,747,013
Exxon Mobil Corp	341,306	15,263,204
Suncor Energy Inc (NYSE) (Canada)	937,800	15,811,308

		83,493,893

Financial - 22.2%

American Express Co	303,578	28,900,626
American Tower Corp REIT	195,966	50,665,050
Bank of America Corp	2,261,183	53,703,096
Berkshire Hathaway Inc ‘B’ *	113,709	20,298,194
JPMorgan Chase & Co	560,245	52,696,645
Marsh & McLennan Cos Inc	226,150	24,281,725
The Bank of New York Mellon Corp	320,559	12,389,605
The Charles Schwab Corp	421,884	14,234,366
The Progressive Corp	255,746	20,487,812
The Travelers Cos Inc	165,739	18,902,533
US Bancorp	417,104	15,357,769

		311,917,421

	Shares	Value
Industrial - 17.3%

Deere & Co	189,312	$29,750,381
Honeywell International Inc	267,689	38,705,153
Illinois Tool Works Inc	157,941	27,615,984
Martin Marietta Materials Inc	69,899	14,439,036
Northrop Grumman Corp	74,369	22,864,005
Otis Worldwide Corp	294,817	16,763,295
Raytheon Technologies Corp	548,654	33,808,059
TE Connectivity Ltd	392,879	32,039,282
United Parcel Service Inc ‘B’	250,244	27,822,128

		243,807,323

Technology - 8.4%

Apple Inc	107,063	39,056,582
Lam Research Corp	63,455	20,525,154
Microsoft Corp	206,981	42,122,703
Oracle Corp	299,176	16,535,458

		118,239,897

Utilities - 4.4%

Edison International	464,038	25,201,904
Sempra Energy	307,006	35,990,313

		61,192,217

Total Common Stocks (Cost $1,119,784,844)		1,392,423,231

	Principal Amount

SHORT-TERM INVESTMENT - 1.0%

Repurchase Agreement - 1.0%

Fixed Income Clearing Corp 0.000% due 07/01/20 (Dated 06/30/20, repurchase price of $14,735,987; collateralized by U.S. Treasury Notes: 1.500% due 09/30/24 and value $15,030,768)	$14,735,987	14,735,987

Total Short-Term Investment (Cost $14,735,987)		14,735,987

TOTAL INVESTMENTS - 99.9% (Cost $1,134,607,456)		1,407,198,551

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,950,284

NET ASSETS - 100.0%		$1,409,148,835

Notes to Schedule of Investments

(a)	As of June 30, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	22.2%
Consumer, Non-Cyclical	18.9%
Industrial	17.3%
Communications	15.4%
Technology	8.4%
Energy	5.9%
Utilities	4.4%
Basic Materials	3.7%
Others (each less than 3.0%)	3.7%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$39,333	$39,333	$-	$-
	Common Stocks	1,392,423,231	1,392,423,231	-	-
	Short-Term Investment	14,735,987	-	14,735,987	-

	Total	$1,407,198,551	$1,392,462,564	$14,735,987	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

MAIN STREET® CORE PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%

Basic Materials - 1.2%

Ecolab Inc	34,942	$6,951,711
Valvoline Inc	286,799	5,543,825

		12,495,536

Communications - 18.5%

Alphabet Inc ‘A’ *	14,788	20,970,124
Amazon.com Inc *	27,290	75,288,198
Booking Holdings Inc *	10,726	17,079,439
Facebook Inc ‘A’ *	157,088	35,669,972
Motorola Solutions Inc	94,262	13,208,934
Tencent Holdings Ltd ADR (China)	186,491	11,935,424
Verizon Communications Inc	466,526	25,719,578

		199,871,669

Consumer, Cyclical - 5.6%

DR Horton Inc	118,428	6,566,833
General Motors Co	207,149	5,240,870
Live Nation Entertainment Inc *	43,465	1,926,803
O’Reilly Automotive Inc *	16,918	7,133,813
Target Corp	86,605	10,386,538
The Home Depot Inc	103,346	25,889,206
Warner Music Group Corp ‘A’ *	128,866	3,801,547

		60,945,610

Consumer, Non-Cyclical - 25.6%

a2 Milk Co Ltd * (New Zealand)	170,334	2,208,188
Alcon Inc * (Switzerland)	100,870	5,781,868
Amgen Inc	30,044	7,086,178
AstraZeneca PLC ADR (United Kingdom)	538,489	28,480,683
Avantor Inc *	196,818	3,345,906
Church & Dwight Co Inc	145,107	11,216,771
Constellation Brands Inc ‘A’	62,472	10,929,476
Gilead Sciences Inc	88,045	6,774,182
HCA Healthcare Inc	143,171	13,896,177
Laboratory Corp of America Holdings *	23,920	3,973,351
Merck & Co Inc	375,329	29,024,192
Mondelez International Inc ‘A’	125,440	6,413,747
Neurocrine Biosciences Inc *	42,493	5,184,146
PepsiCo Inc	75,398	9,972,140
Reckitt Benckiser Group PLC (United Kingdom)	53,591	4,930,287
S&P Global Inc	16,553	5,453,883
The Procter & Gamble Co	333,039	39,821,473
Thermo Fisher Scientific Inc	54,189	19,634,842
UnitedHealth Group Inc	170,688	50,344,426
Zimmer Biomet Holdings Inc	105,717	12,618,381

		277,090,297

Energy - 2.6%

Magellan Midstream Partners LP	310,807	13,417,538
Suncor Energy Inc (NYSE) (Canada)	649,471	10,950,081
Valero Energy Corp	67,043	3,943,469

		28,311,088

Financial - 17.1%

Berkshire Hathaway Inc ‘B’ *	149,373	26,664,574
Capital One Financial Corp	274,078	17,154,542
Equitable Holdings Inc	940,817	18,148,360
Intercontinental Exchange Inc	243,017	22,260,357
JPMorgan Chase & Co	276,360	25,994,422
Mastercard Inc ‘A’	75,421	22,301,990
Prologis Inc REIT	355,047	33,136,536
The Progressive Corp	241,825	19,372,601

		185,033,382

	Shares	Value
Industrial - 8.5%

CH Robinson Worldwide Inc	79,160	$6,258,390
Honeywell International Inc	75,968	10,984,213
Lockheed Martin Corp	94,002	34,303,210
Union Pacific Corp	82,163	13,891,298
United Parcel Service Inc ‘B’	93,414	10,385,768
Vulcan Materials Co	17,575	2,036,064
Waste Connections Inc	146,296	13,721,102

		91,580,045

Technology - 18.9%

Accenture PLC ‘A’	77,686	16,680,738
Adobe Inc *	15,608	6,794,318
Amdocs Ltd	136,869	8,332,585
Applied Materials Inc	422,121	25,517,214
Microsoft Corp	519,443	105,711,845
QUALCOMM Inc	251,128	22,905,385
Texas Instruments Inc	145,407	18,462,327

		204,404,412

Utilities - 1.3%

Duke Energy Corp	170,626	13,631,311
UGI Corp	32,022	1,018,300

		14,649,611

Total Common Stocks (Cost $904,584,985)		1,074,381,650

	Principal Amount

SHORT-TERM INVESTMENT - 0.9%

Repurchase Agreement - 0.9%

Fixed Income Clearing Corp 0.000% due 07/01/20 (Dated 06/30/20, repurchase price of $9,903,166; collateralized by U.S. Treasury Notes: 2.250% due 08/15/27 and value $10,101,329)	$9,903,166	9,903,166

Total Short-Term Investment (Cost $9,903,166)		9,903,166

TOTAL INVESTMENTS - 100.2% (Cost $914,488,151)		1,084,284,816

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(2,045,394)

NET ASSETS - 100.0%		$1,082,239,422

Notes to Schedule of Investments

(a)	As of June 30, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	25.6%
Technology	18.9%
Communications	18.5%
Financial	17.1%
Industrial	8.5%
Consumer, Cyclical	5.6%
Others (each less than 3.0%)	6.0%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

MAIN STREET CORE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$12,495,536	$12,495,536	$-	$-
	Communications	199,871,669	199,871,669	-	-
	Consumer, Cyclical	60,945,610	60,945,610	-	-
	Consumer, Non-Cyclical	277,090,297	269,951,822	7,138,475	-
	Energy	28,311,088	28,311,088	-	-
	Financial	185,033,382	185,033,382	-	-
	Industrial	91,580,045	91,580,045	-	-
	Technology	204,404,412	204,404,412	-	-
	Utilities	14,649,611	14,649,611	-	-

	Total Common Stocks	1,074,381,650	1,067,243,175	7,138,475	-

	Short-Term Investment	9,903,166	-	9,903,166	-

	Total	$1,084,284,816	$1,067,243,175	$17,041,641	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.0%

Basic Materials - 3.2%

Agnico Eagle Mines Ltd (Canada)	71,735	$4,595,344
Albemarle Corp	33,597	2,594,025
CF Industries Holdings Inc	48,531	1,365,662
Huntsman Corp	296,537	5,328,770
Kirkland Lake Gold Ltd (Canada)	134,742	5,556,760
Newmont Corp	31,366	1,936,537
Westlake Chemical Corp	14,800	794,020

		22,171,118

Communications - 5.5%

Arista Networks Inc *	15,849	3,328,765
Booking Holdings Inc *	3,628	5,777,010
eBay Inc	96,521	5,062,526
Expedia Group Inc	23,294	1,914,767
IAC/InterActiveCorp *	2,854	922,984
Match Group Inc *	41,173	4,407,570
Motorola Solutions Inc	4,053	567,947
NortonLifeLock Inc	70,566	1,399,324
Proofpoint Inc *	6,619	735,503
Roku Inc *	47,163	5,495,904
Spotify Technology SA *	20,898	5,395,655
The Trade Desk Inc ‘A’ *	4,597	1,868,680
Twitter Inc *	34,599	1,030,704

		37,907,339

Consumer, Cyclical - 20.2%

Alaska Air Group Inc	123,756	4,487,393
Allison Transmission Holdings Inc	38,523	1,416,876
American Eagle Outfitters Inc	338,538	3,690,064
Best Buy Co Inc	44,135	3,851,661
Brunswick Corp	98,599	6,311,322
Carnival Corp	291,975	4,794,230
Casey’s General Stores Inc	29,023	4,339,519
Chipotle Mexican Grill Inc *	3,351	3,526,458
Copart Inc *	45,326	3,774,296
Darden Restaurants Inc	58,034	4,397,236
Delta Air Lines Inc	74,057	2,077,299
Dollar General Corp	22,787	4,341,151
DR Horton Inc	186,731	10,354,234
Floor & Decor Holdings Inc ‘A’ *	198,984	11,471,428
IAA Inc *	14,988	578,087
JetBlue Airways Corp *	606,615	6,612,104
Las Vegas Sands Corp	26,171	1,191,827
Lear Corp	108,123	11,787,569
Live Nation Entertainment Inc *	29,854	1,323,428
Lululemon Athletica Inc *	10,646	3,321,658
O’Reilly Automotive Inc *	1,297	546,906
PulteGroup Inc	159,216	5,418,121
Royal Caribbean Cruises Ltd	219,773	11,054,582
Texas Roadhouse Inc	67,382	3,542,272
Thor Industries Inc	80,809	8,608,583
Tractor Supply Co	14,665	1,932,700
Vail Resorts Inc	20,738	3,777,427
WW Grainger Inc	30,664	9,633,402

		138,161,833

Consumer, Non-Cyclical - 17.4%

ABIOMED Inc *	25,080	6,058,325
Align Technology Inc *	4,966	1,362,869
AMERCO	9,834	2,971,737
BioMarin Pharmaceutical Inc *	56,313	6,945,645
Centene Corp *	42,328	2,689,944
CoStar Group Inc *	5,848	4,155,998
Darling Ingredients Inc *	107,899	2,656,473
DexCom Inc *	3,828	1,551,871
Edwards Lifesciences Corp *	61,140	4,225,385

	Shares	Value
Euronet Worldwide Inc *	17,073	$1,635,935
FTI Consulting Inc *	48,541	5,560,372
Henry Schein Inc *	34,120	1,992,267
Horizon Therapeutics Plc *	242,497	13,477,983
Humana Inc	5,805	2,250,889
IDEXX Laboratories Inc *	4,087	1,349,364
IHS Markit Ltd	44,687	3,373,869
Insulet Corp *	23,249	4,516,351
Lamb Weston Holdings Inc	55,842	3,569,979
MarketAxess Holdings Inc	4,250	2,128,910
Masimo Corp *	15,077	3,437,405
Molina Healthcare Inc *	5,202	925,852
Moody’s Corp	7,745	2,127,784
Neurocrine Biosciences Inc *	35,654	4,349,788
NuVasive Inc *	36,711	2,043,334
Robert Half International Inc	121,208	6,403,419
Tandem Diabetes Care Inc *	21,287	2,105,710
Teladoc Health Inc *	21,860	4,171,762
Teleflex Inc	13,327	4,850,762
The Clorox Co	20,118	4,413,286
Tyson Foods Inc ‘A’	36,237	2,163,711
United Rentals Inc *	40,434	6,026,283
Universal Health Services Inc ‘B’	25,170	2,338,041
Verisk Analytics Inc	9,969	1,696,724

		119,528,027

Energy - 2.9%

Baker Hughes Co	404,634	6,227,317
Cabot Oil & Gas Corp	88,556	1,521,392
EOG Resources Inc	75,256	3,812,469
Marathon Petroleum Corp	216,962	8,110,040

		19,671,218

Financial - 15.8%

AGNC Investment Corp REIT	323,606	4,174,517
Agree Realty Corp REIT	48,850	3,209,934
Ally Financial Inc	412,846	8,186,736
Americold Realty Trust REIT	128,218	4,654,313
Arch Capital Group Ltd *	76,305	2,186,138
AvalonBay Communities Inc REIT	3,794	586,704
Brown & Brown Inc	145,748	5,940,689
Citizens Financial Group Inc	244,390	6,168,404
Cousins Properties Inc REIT	50,343	1,501,732
Evercore Inc ‘A’	126,734	7,467,167
Everest Re Group Ltd	12,674	2,613,379
Healthcare Realty Trust Inc REIT	133,228	3,902,248
Host Hotels & Resorts Inc REIT	495,955	5,351,354
Lamar Advertising Co ‘A’ REIT	35,282	2,355,426
LendingTree Inc *	4,524	1,309,834
Lincoln National Corp	103,262	3,799,009
Marsh & McLennan Cos Inc	41,132	4,416,343
Mid-America Apartment Communities Inc REIT	98,233	11,264,378
Prologis Inc REIT	52,741	4,922,318
SVB Financial Group *	37,980	8,185,829
Synovus Financial Corp	163,068	3,347,786
The Hanover Insurance Group Inc	14,231	1,442,027
The Hartford Financial Services Group Inc	79,399	3,060,831
Voya Financial Inc	85,098	3,969,822
White Mountains Insurance Group Ltd	2,710	2,406,399
WR Berkley Corp	30,592	1,752,616

		108,175,933

Industrial - 12.2%

Aerojet Rocketdyne Holdings Inc *	63,481	2,516,387
AGCO Corp	44,526	2,469,412
BWX Technologies Inc	54,955	3,112,651
Carlisle Cos Inc	14,471	1,731,745
Eagle Materials Inc	98,936	6,947,286
Garmin Ltd	37,367	3,643,282

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Generac Holdings Inc *	43,282	$5,277,374
Hexcel Corp	95,073	4,299,201
Huntington Ingalls Industries Inc	11,291	1,970,167
Kansas City Southern	46,627	6,960,945
Keysight Technologies Inc *	25,078	2,527,361
Knight-Swift Transportation Holdings Inc	142,323	5,936,292
L3Harris Technologies Inc	24,071	4,084,127
Martin Marietta Materials Inc	21,918	4,527,601
Masco Corp	30,320	1,522,367
Old Dominion Freight Line Inc	3,989	676,494
Owens Corning	141,223	7,874,594
Textron Inc	60,854	2,002,705
The Timken Co	73,900	3,361,711
Universal Display Corp	16,506	2,469,628
Vulcan Materials Co	41,567	4,815,537
Xylem Inc	72,960	4,739,482

		83,466,349

Technology - 17.8%

Advanced Micro Devices Inc *	74,800	3,935,228
Analog Devices Inc	20,950	2,569,308
Black Knight Inc *	28,421	2,062,228
Crowdstrike Holdings Inc ‘A’ *	154,411	15,485,879
DocuSign Inc *	35,630	6,135,842
DXC Technology Co	217,977	3,596,620
KLA Corp	29,843	5,803,867
Lam Research Corp	8,185	2,647,520
Lumentum Holdings Inc *	85,487	6,961,206
Marvell Technology Group Ltd	101,145	3,546,144
Monolithic Power Systems Inc	15,986	3,788,682
NXP Semiconductors NV (Netherlands)	15,997	1,824,298
Omnicell Inc *	19,351	1,366,568
ON Semiconductor Corp *	115,051	2,280,311
Paychex Inc	53,179	4,028,309
Pure Storage Inc ‘A’ *	486,645	8,433,558
ServiceNow Inc *	4,538	1,838,162
Skyworks Solutions Inc	77,100	9,858,006
Splunk Inc *	34,815	6,917,740
Veeva Systems Inc ‘A’ *	7,147	1,675,400
Workday Inc ‘A’ *	15,420	2,889,091
Xilinx Inc	27,221	2,678,274
Zebra Technologies Corp ‘A’ *	19,987	5,115,673
Zoom Video Communications Inc ‘A’ *	22,729	5,762,711
Zscaler Inc *	19,021	2,082,800
Zynga Inc ‘A’ *	904,739	8,631,210

		121,914,635

Utilities - 5.0%

Atmos Energy Corp	62,460	6,219,767
CenterPoint Energy Inc	255,936	4,778,325
CMS Energy Corp	68,094	3,978,051

	Shares	Value
Evergy Inc	75,458	$4,473,905
ONE Gas Inc	84,364	6,500,246
Portland General Electric Co	102,677	4,292,925
WEC Energy Group Inc	44,172	3,871,676

		34,114,895

Total Common Stocks (Cost $599,898,001)		685,111,347

	Principal Amount

SHORT-TERM INVESTMENT - 0.1%

Repurchase Agreement - 0.1%

Fixed Income Clearing Corp 0.000% due 07/01/20 (Dated 06/30/20, repurchase price of $552,007; collateralized by U.S. Treasury Notes: 0.250% due 01/15/25 and value $563,126)	$552,007	552,007

Total Short-Term Investment (Cost $552,007)		552,007

TOTAL INVESTMENTS - 100.1% (Cost $600,450,008)		685,663,354

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(777,050)

NET ASSETS - 100.0%		$684,886,304

Notes to Schedule of Investments

(a)	As of June 30, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Cyclical	20.2%
Technology	17.8%
Consumer, Non-Cyclical	17.4%
Financial	15.8%
Industrial	12.2%
Communications	5.5%
Utilities	5.0%
Basic Materials	3.2%
Others (each less than 3.0%)	3.0%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$685,111,347	$685,111,347	$-	$-
	Short-Term Investment	552,007	-	552,007	-

	Total	$685,663,354	$685,111,347	$552,007	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%

Basic Materials - 1.6%

RPM International Inc	179,650	$13,484,529

Communications - 6.3%

Arista Networks Inc *	56,378	11,841,071
MercadoLibre Inc * (Argentina)	10,415	10,266,795
Palo Alto Networks Inc *	36,958	8,488,144
Twitter Inc *	279,627	8,330,088
VeriSign Inc *	31,419	6,498,392
Zendesk Inc *	95,110	8,420,088

		53,844,578

Consumer, Cyclical - 16.3%

BorgWarner Inc	343,849	12,137,870
Chipotle Mexican Grill Inc *	27,963	29,427,143
Fastenal Co ‡	510,710	21,878,816
Lululemon Athletica Inc *	39,894	12,447,327
National Vision Holdings Inc *	282,925	8,634,871
Nordstrom Inc	370,040	5,731,920
Ollie’s Bargain Outlet Holdings Inc *	53,030	5,178,379
The Scotts Miracle-Gro Co	92,616	12,454,073
Tractor Supply Co	136,886	18,040,206
Ulta Beauty Inc *	63,229	12,862,043

		138,792,648

Consumer, Non-Cyclical - 29.9%

10X Genomics Inc ‘A’ *	50,493	4,509,530
ABIOMED Inc *	60,819	14,691,438
Align Technology Inc *	19,815	5,438,029
Bio-Techne Corp	34,935	9,225,285
CoStar Group Inc *	42,130	29,940,527
DexCom Inc *	62,607	25,380,878
Edwards Lifesciences Corp *	211,924	14,646,068
Genmab AS ADR * (Denmark)	316,078	10,711,883
Glaukos Corp *	143,918	5,529,330
Intuitive Surgical Inc * ‡	22,948	13,076,459
Laboratory Corp of America Holdings *	73,713	12,244,466
MarketAxess Holdings Inc	53,594	26,846,306
Seattle Genetics Inc *	104,549	17,764,966
Square Inc ‘A’ *	213,854	22,441,839
Teladoc Health Inc *	57,579	10,988,376
The Hershey Co	83,171	10,780,625
TransUnion	236,992	20,627,784

		254,843,789

Energy - 0.8%

Noble Energy Inc	784,314	7,027,453

Financial - 3.1%

First Republic Bank	139,456	14,780,942
SVB Financial Group *	55,536	11,969,674

		26,750,616

Industrial - 15.5%

Agilent Technologies Inc	127,293	11,248,883
AO Smith Corp	297,888	14,036,483
Coherent Inc *	63,030	8,255,669
IDEX Corp	85,433	13,501,831
II-VI Inc *	178,964	8,450,680
Ingersoll Rand Inc *	287,358	8,080,507
Keysight Technologies Inc *	183,241	18,467,028
Novanta Inc *	57,108	6,097,421
The Middleby Corp *	143,358	11,316,681
Trane Technologies PLC	83,736	7,450,829
Trex Co Inc *	119,053	15,485,224

	Shares	Value
Universal Display Corp	63,599	$9,515,682

		131,906,918

Technology - 26.4%

Advanced Micro Devices Inc *	297,125	15,631,746
Brooks Automation Inc	133,302	5,897,281
Cerner Corp ‡	226,344	15,515,881
Crowdstrike Holdings Inc ‘A’ *	78,348	7,857,521
DocuSign Inc *	129,047	22,223,184
Electronic Arts Inc * ‡	210,280	27,767,474
Guidewire Software Inc *	147,360	16,334,856
Maxim Integrated Products Inc	279,104	16,916,493
Microchip Technology Inc	158,612	16,703,430
Monolithic Power Systems Inc	83,661	19,827,657
Teradyne Inc	279,287	23,602,544
Twilio Inc ‘A’ *	102,337	22,454,785
Tyler Technologies Inc *	41,038	14,235,261

		224,968,113

Total Common Stocks (Cost $608,464,608)		851,618,644

	Principal Amount

SHORT-TERM INVESTMENT - 0.5%

Repurchase Agreement - 0.5%

Fixed Income Clearing Corp 0.000% due 07/01/20 (Dated 06/30/20, repurchase price of $4,299,669; collateralized by U.S. Treasury Notes: 0.125% due 04/15/25 and value $4,385,701)	$4,299,669	4,299,669

Total Short-Term Investment (Cost $4,299,669)		4,299,669

TOTAL INVESTMENTS - 100.4% (Cost $612,764,277)		855,918,313

DERIVATIVES - (0.2%)		(1,911,811)

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(1,397,959)

NET ASSETS - 100.0%		$852,608,543

Notes to Schedule of Investments

(a)	As of June 30, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	29.9%
Technology	26.4%
Consumer, Cyclical	16.3%
Industrial	15.5%
Communications	6.3%
Financial	3.1%
Others (each less than 3.0%)	2.9%

	100.4%
Derivatives	(0.2%	)
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

(b)	As of June 30, 2020, investments with a total aggregate value of $31,432,528 was fully or partially segregated with the broker(s)/custodian as collateral for option contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

(c)	Premiums received and value of written options outstanding as of June 30, 2020 were as follows:

Options on Securities

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - Square Inc	$95.00	07/17/20	OCC	1,202	$11,419,000	$198,654	($1,351,048)
Call - Teladoc Health Inc	210.00	07/17/20	OCC	618	12,978,000	206,894	(191,580)
Call - Twilio Inc	230.00	07/17/20	OCC	549	12,627,000	219,321	(269,010)

						624,869	(1,811,638)

Put - Nordstrom Inc	12.50	07/17/20	OCC	1,850	2,312,500	102,870	(46,250)
Put - National Vision Holdings Inc	25.00	07/17/20	OCC	869	2,172,500	89,593	(19,553)
Put - The Middleby Corp	55.00	07/17/20	OCC	326	1,793,000	49,538	(22,820)
Put - Align Technology Inc	210.00	07/17/20	OCC	77	1,617,000	56,037	(11,550)

						298,038	(100,173)

Total Written Options						$922,907	($1,911,811)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$851,618,644	$851,618,644	$ -	$-
	Short-Term Investment	4,299,669	-	4,299,669	-

	Total Assets	855,918,313	851,618,644	4,299,669	-

Liabilities	Derivatives:
	Equity Contracts
	Written options	(1,911,811)	-	(1,911,811)	-

	Total Liabilities	(1,911,811)	-	(1,911,811)	-

	Total	$854,006,502	$851,618,644	$2,387,858	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%

Basic Materials - 4.3%

DuPont de Nemours Inc	90,002	$4,781,806
FMC Corp	100,124	9,974,353
Ingevity Corp *	53,341	2,804,137
Nutrien Ltd (Canada)	57,847	1,856,889
PPG Industries Inc	32,548	3,452,041
Steel Dynamics Inc	169,548	4,423,507
The Mosaic Co	324,657	4,061,459

		31,354,192

Communications - 2.4%

Altice USA Inc ‘A’ *	177,385	3,998,258
eBay Inc	54,303	2,848,192
Expedia Group Inc	48,960	4,024,512
TD Ameritrade Holding Corp	128,444	4,672,793
Yelp Inc *	92,477	2,138,993

		17,682,748

Consumer, Cyclical - 12.8%

AutoZone Inc *	7,821	8,823,026
Best Buy Co Inc	60,558	5,284,897
Cummins Inc	30,176	5,228,294
Darden Restaurants Inc	32,919	2,494,273
Dollar Tree Inc *	27,976	2,592,816
Foot Locker Inc	136,246	3,972,933
Harley-Davidson Inc	211,248	5,021,365
HD Supply Holdings Inc *	151,242	5,240,535
International Game Technology PLC	217,532	1,936,035
KAR Auction Services Inc	74,827	1,029,619
Las Vegas Sands Corp	81,386	3,706,318
Lear Corp	33,312	3,631,674
Lennar Corp ‘A’	52,999	3,265,798
Live Nation Entertainment Inc *	66,496	2,947,768
Marriott International Inc ‘A’	38,742	3,321,352
Mohawk Industries Inc *	60,449	6,151,290
PACCAR Inc	54,585	4,085,687
Ross Stores Inc	32,504	2,770,641
Southwest Airlines Co	199,581	6,821,679
Whirlpool Corp	42,620	5,520,569
Wyndham Destinations Inc	85,227	2,401,697
Wyndham Hotels & Resorts Inc	87,851	3,744,210
Wynn Resorts Ltd	38,898	2,897,512

		92,889,988

Consumer, Non-Cyclical - 15.5%

AmerisourceBergen Corp	60,471	6,093,663
ASGN Inc *	24,788	1,652,864
Avantor Inc *	291,163	4,949,771
Avery Dennison Corp	24,349	2,777,977
Boston Scientific Corp *	88,158	3,095,227
Centene Corp *	104,632	6,649,364
Coca-Cola European Partners PLC (United Kingdom)	89,733	3,388,318
Corteva Inc	262,220	7,024,874
EVERTEC Inc	123,158	3,460,740
FTI Consulting Inc *	6,271	718,343
HCA Healthcare Inc	30,507	2,961,009
Humana Inc	22,165	8,594,479
ICON PLC * (Ireland)	33,847	5,701,866
IQVIA Holdings Inc *	35,820	5,082,142
Jazz Pharmaceuticals PLC *	25,099	2,769,424
Laboratory Corp of America Holdings *	43,767	7,270,136
ManpowerGroup Inc	44,283	3,044,456
McKesson Corp	22,191	3,404,543
Molina Healthcare Inc *	21,144	3,763,209
Nomad Foods Ltd * (United Kingdom)	230,947	4,953,813
PPD Inc *	107,826	2,889,737

	Shares	Value
Robert Half International Inc	87,944	$4,646,082
Tyson Foods Inc ‘A’	93,855	5,604,082
Universal Health Services Inc ‘B’	50,189	4,662,056
Zimmer Biomet Holdings Inc	59,393	7,089,148

		112,247,323

Energy - 3.4%

ChampionX Corp *	336,692	3,286,114
ConocoPhillips	100,644	4,229,061
Marathon Petroleum Corp	134,261	5,018,676
Noble Energy Inc	342,786	3,071,362
Parsley Energy Inc ‘A’	386,429	4,127,062
Valero Energy Corp	84,039	4,943,174

		24,675,449

Financial - 24.9%

Aflac Inc	102,713	3,700,749
Alleghany Corp	15,168	7,419,275
American Homes 4 Rent ‘A’ REIT	194,585	5,234,336
American International Group Inc	136,159	4,245,438
Ameriprise Financial Inc	81,075	12,164,493
Aon PLC ‘A’	37,116	7,148,542
Boston Properties Inc REIT	80,496	7,275,228
Cousins Properties Inc REIT	103,115	3,075,920
Discover Financial Services	112,182	5,619,196
Douglas Emmett Inc REIT	177,761	5,450,152
Duke Realty Corp REIT	170,731	6,042,170
East West Bancorp Inc	119,682	4,337,276
Equity Residential REIT	97,389	5,728,421
Essent Group Ltd	73,869	2,679,229
Everest Re Group Ltd	25,113	5,178,301
Fifth Third Bancorp	515,042	9,930,010
Globe Life Inc	58,062	4,309,942
Healthpeak Properties Inc REIT	155,365	4,281,859
Huntington Bancshares Inc	1,202,967	10,868,807
Invitation Homes Inc REIT	85,425	2,351,750
KeyCorp	655,165	7,979,910
Kilroy Realty Corp REIT	76,557	4,493,896
Lamar Advertising Co ‘A’ REIT	43,616	2,911,804
Loews Corp	64,110	2,198,332
Regency Centers Corp REIT	132,057	6,060,096
Reinsurance Group of America Inc	88,168	6,915,898
RenaissanceRe Holdings Ltd (Bermuda)	16,662	2,849,702
SLM Corp	296,473	2,084,205
State Street Corp	49,538	3,148,140
The Allstate Corp	54,797	5,314,761
The Travelers Cos Inc	26,796	3,056,084
Truist Financial Corp	225,647	8,473,045
Welltower Inc REIT	119,204	6,168,807
Willis Towers Watson PLC	12,726	2,506,386

		181,202,160

Industrial - 18.7%

Altra Industrial Motion Corp	54,625	1,740,353
AMETEK Inc	120,523	10,771,141
Arrow Electronics Inc *	36,802	2,527,929
Curtiss-Wright Corp	38,178	3,408,532
Dover Corp	101,465	9,797,460
Eagle Materials Inc	41,527	2,916,026
Eaton Corp PLC	97,172	8,500,607
EnerSys	34,873	2,245,124
Expeditors International of Washington Inc	39,782	3,025,023
Flex Ltd *	298,039	3,054,900
Gentex Corp	149,523	3,853,208
Graphic Packaging Holding Co	169,562	2,372,172
Hexcel Corp	74,038	3,347,998
Howmet Aerospace Inc	156,081	2,473,884
Hubbell Inc	23,930	2,999,865
Huntington Ingalls Industries Inc	33,225	5,797,430
ITT Inc	99,727	5,857,964

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Kansas City Southern	61,637	$9,201,788
L3Harris Technologies Inc	48,075	8,156,885
Masco Corp	108,973	5,471,534
MasTec Inc *	55,065	2,470,767
Oshkosh Corp	62,297	4,461,711
Owens Corning	95,397	5,319,337
Parker-Hannifin Corp	33,760	6,187,195
Spirit AeroSystems Holdings Inc ‘A’	53,154	1,272,507
TE Connectivity Ltd	113,457	9,252,418
Textron Inc	179,217	5,898,031
Trane Technologies PLC	40,738	3,624,867

		136,006,656

Technology - 9.6%

Activision Blizzard Inc	41,957	3,184,536
Amdocs Ltd	48,866	2,974,962
Change Healthcare Inc *	298,644	3,344,813
Electronic Arts Inc *	20,374	2,690,387
KLA Corp	39,634	7,708,020
Lam Research Corp	6,644	2,149,068
Leidos Holdings Inc	69,283	6,489,739
NXP Semiconductors NV (Netherlands)	64,546	7,360,826
ON Semiconductor Corp *	229,892	4,556,459
Qorvo Inc *	82,627	9,132,762
Science Applications International Corp	73,614	5,718,336
SS&C Technologies Holdings Inc	58,995	3,332,038
Western Digital Corp	187,560	8,280,774
Xerox Holdings Corp	197,645	3,021,992

		69,944,712

Utilities - 7.1%

Ameren Corp	59,630	4,195,567
CenterPoint Energy Inc	361,042	6,740,654
DTE Energy Co	61,802	6,643,715
Edison International	142,171	7,721,307
Entergy Corp	91,473	8,581,082
Evergy Inc	89,173	5,287,067
FirstEnergy Corp	185,055	7,176,433
Vistra Energy Corp	267,892	4,988,149

		51,333,974

Total Common Stocks (Cost $752,342,136)		717,337,202

	Principal Amount	Value

SHORT-TERM INVESTMENT - 1.4%

Repurchase Agreement - 1.4%

Fixed Income Clearing Corp 0.000% due 07/01/20 (Dated 06/30/20, repurchase price of $9,872,907; collateralized by U.S. Treasury Notes: 0.125% due 04/15/25 and value $10,070,442)	$9,872,907	$9,872,907

Total Short-Term Investment (Cost $9,872,907)		9,872,907

TOTAL INVESTMENTS - 100.1% (Cost $762,215,043)		727,210,109

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(407,604)

NET ASSETS - 100.0%		$726,802,505

Notes to Schedule of Investments

(a)	As of June 30, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	24.9%
Industrial	18.7%
Consumer, Non-Cyclical	15.5%
Consumer, Cyclical	12.8%
Technology	9.6%
Utilities	7.1%
Basic Materials	4.3%
Energy	3.4%
Others (each less than 3.0%)	3.8%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$717,337,202	$717,337,202	$-	$-
	Short-Term Investment	9,872,907	-	9,872,907	-

	Total	$727,210,109	$717,337,202	$9,872,907	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Summary Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%

Basic Materials - 6.9%

Cabot Corp	26,191	$970,377
Minerals Technologies Inc	30,965	1,453,187
OceanaGold Corp * (Australia)	601,944	1,401,107
PH Glatfelter Co	89,368	1,434,356
PolyOne Corp	70,311	1,844,258
Reliance Steel & Aluminum Co	9,101	863,958
Other securities		3,305,447

		11,272,690

Communications - 1.5%

Other securities		2,396,189

Consumer, Cyclical - 15.5%

BJ’s Wholesale Club Holdings Inc *	45,384	1,691,462
Brunswick Corp	29,936	1,916,203
Callaway Golf Co	51,923	909,172
Carter’s Inc	25,556	2,062,369
Jack in the Box Inc	29,567	2,190,619
Thor Industries Inc	15,294	1,629,270
Wyndham Hotels & Resorts Inc	42,760	1,822,431
Other securities		13,098,958

		25,320,484

Consumer, Non-Cyclical - 8.8%

Envista Holdings Corp *	47,971	1,011,708
Glanbia PLC (Ireland)	123,157	1,399,538
Integer Holdings Corp *	18,040	1,317,822
Other securities		10,735,723

		14,464,791

Diversified - 0.0%

Other security		4,580

Energy - 2.8%

Crescent Point Energy Corp (TSE) (Canada)	524,300	849,632
Other securities		3,736,818

		4,586,450

Financial - 36.1%

Atlantic Union Bankshares Corp	38,087	882,095
Bryn Mawr Bank Corp	65,141	1,801,800
CNO Financial Group Inc	121,917	1,898,248
Columbia Banking System Inc	79,601	2,256,290
First Horizon National Corp	194,177	1,934,003
Glacier Bancorp Inc	21,151	746,419
Healthcare Realty Trust Inc REIT	26,419	773,813
Highwoods Properties Inc REIT	26,648	994,770
Horace Mann Educators Corp	75,291	2,765,438
Houlihan Lokey Inc	25,218	1,403,130
Lakeland Financial Corp	49,691	2,315,104
McGrath RentCorp	24,596	1,328,430
Old Republic International Corp	145,028	2,365,407
Selective Insurance Group Inc	25,961	1,369,183
South State Corp	28,839	1,374,460
The First of Long Island Corp	66,788	1,091,316
The Hanover Insurance Group Inc	24,603	2,493,022
Washington Trust Bancorp Inc	23,451	768,020
Other securities		30,398,517

		58,959,465

Industrial - 20.9%

Astec Industries Inc	26,800	1,241,108
Eagle Materials Inc	12,811	899,588

	Shares	Value
Gibraltar Industries Inc *	29,152	$1,399,587
Hillenbrand Inc	28,621	774,770
Mueller Industries Inc	28,070	746,101
Mueller Water Products Inc ‘A’	174,718	1,647,591
Oshkosh Corp	27,114	1,941,905
Plexus Corp *	20,245	1,428,487
Regal Beloit Corp	28,338	2,474,474
Rexnord Corp	86,230	2,513,604
SPX FLOW Inc *	44,139	1,652,564
UFP Industries Inc	41,498	2,054,566
Other securities		15,373,059

		34,147,404

Technology - 2.9%

NetScout Systems Inc *	52,166	1,333,363
Other securities		3,347,069

		4,680,432

Utilities - 3.5%

Black Hills Corp	16,047	909,223
IDACORP Inc	9,228	806,250
Other securities		3,936,217

		5,651,690

Total Common Stocks (Cost $185,254,086)		161,484,175

	Principal Amount

CORPORATE BONDS & NOTES - 0.3%

Industrial - 0.3%

Mueller Industries Inc 6.000% due 03/01/27	$482,000	472,871

Total Corporate Bonds & Notes (Cost $482,000)		472,871

SHORT-TERM INVESTMENTS - 1.0%

Repurchase Agreement - 0.7%

Fixed Income Clearing Corp 0.000% due 07/01/20 (Dated 06/30/20, repurchase price of $1,202,963; collateralized by U.S. Treasury Notes: 0.125% - 2.250% due 04/15/25 - 08/15/27 and value $1,227,074)	1,202,963	1,202,963

U.S. Government Agency Issue - 0.3%

Federal Home Loan Bank 0.000% due 07/01/20	410,000	410,000

Total Short-Term Investments (Cost $1,612,963)		1,612,963

TOTAL INVESTMENTS - 100.2% (Cost $187,349,049)		163,570,009

DERIVATIVES - 0.0%		22,598

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(383,577)

NET ASSETS - 100.0%		$163,209,030

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Summary Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	36.1%
Industrial	21.2%
Consumer, Cyclical	15.5%
Consumer, Non-Cyclical	8.8%
Basic Materials	6.9%
Utilities	3.5%
Others (each less than 3.0%)	8.2%

	100.2%
Derivatives	0.0%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

(b)

Other securities represent the Fund’s securities not identified as top-fifty holdings and issuers in terms of value, and individually not exceeding one percent of the Fund’s net assets as of June 30, 2020.

(c)

A Summary Schedule of Investments is presented for this Fund. For information on availability of a complete Schedule of Investments, refer to the Where To Go For More Information section of this report.

(d)	Open futures contracts outstanding as of June 30, 2020 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Micro Russell 2000 E-Mini Index	09/20	10	$69,592	$71,880	$2,288
Russell 2000 E-Mini Index	09/20	11	770,370	790,680	20,310

Total Futures Contracts					$22,598

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$11,272,690	$11,272,690	$-	$-
	Communications	2,396,189	2,396,189	-	-
	Consumer, Cyclical	25,320,484	25,320,484	-	-
	Consumer, Non-Cyclical	14,464,791	13,065,253	1,399,538	-
	Diversified	4,580	4,580	-	-
	Energy	4,586,450	4,188,215	398,235	-
	Financial	58,959,465	58,959,465	-	-
	Industrial	34,147,404	34,147,404	-	-
	Technology	4,680,432	4,680,432	-	-
	Utilities	5,651,690	5,651,690	-	-

	Total Common Stocks	161,484,175	159,686,402	1,797,773	-

	Corporate Bonds & Notes	472,871	-	472,871	-
	Short-Term Investments	1,612,963	-	1,612,963	-
	Derivatives:
	Equity Contracts
	Futures	22,598	22,598	-	-

	Total	$163,592,607	$159,709,000	$3,883,607	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO (Formerly named Developing Growth Portfolio)

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.2%

Basic Materials - 3.7%

Axalta Coating Systems Ltd *	133,394	$3,008,035
Ferro Corp *	144,043	1,719,873
Ingevity Corp *	58,923	3,097,582
RPM International Inc	20,184	1,515,011

		9,340,501

Communications - 7.0%

8x8 Inc *	210,772	3,372,352
MakeMyTrip Ltd * (India)	79,761	1,221,939
PagerDuty Inc *	146,253	4,185,761
Proofpoint Inc *	20,627	2,292,072
Q2 Holdings Inc *	44,899	3,851,885
Zendesk Inc *	28,440	2,517,793

		17,441,802

Consumer, Cyclical - 8.5%

CTS Eventim AG & Co KGaA * (Germany)	37,791	1,578,001
DraftKings Inc ‘A’ *	45,413	1,510,436
Hella GmbH & Co KGaA (Germany)	22,363	918,645
Levi Strauss & Co ‘A’	69,160	926,744
Malibu Boats Inc ‘A’ *	42,148	2,189,589
Manchester United PLC ‘A’ (United Kingdom)	161,273	2,552,952
Ollie’s Bargain Outlet Holdings Inc *	32,386	3,162,493
Planet Fitness Inc ‘A’ *	27,353	1,656,771
Skechers U.S.A. Inc ‘A’ *	108,542	3,406,048
Thule Group AB ~ (Sweden)	50,000	1,269,578
Visteon Corp *	15,050	1,030,925
Vroom Inc *	21,168	1,103,700

		21,305,882

Consumer, Non-Cyclical - 31.8%

10X Genomics Inc ‘A’ *	11,483	1,025,547
Adaptive Biotechnologies Corp *	55,569	2,688,428
Aimmune Therapeutics Inc *	32,439	542,056
Amicus Therapeutics Inc *	164,668	2,483,193
Avalara Inc *	27,574	3,669,824
Bio-Techne Corp	6,756	1,784,057
Bioxcel Therapeutics Inc *	25,432	1,348,150
Boyd Group Services Inc (Canada)	13,623	2,027,696
Bridgebio Pharma Inc *	36,390	1,186,678
Bright Horizons Family Solutions Inc *	14,607	1,711,940
Charles River Laboratories International Inc *	16,272	2,837,023
Collegium Pharmaceutical Inc *	49,995	874,913
Evo Payments Inc ‘A’ *	86,542	1,975,754
Grocery Outlet Holding Corp *	96,392	3,932,794
Guardant Health Inc *	21,624	1,754,355
GW Pharmaceuticals PLC ADR * (United Kingdom)	14,418	1,769,377
HealthEquity Inc *	17,350	1,017,924
ICON PLC * (Ireland)	12,847	2,164,206
Immunomedics Inc *	40,978	1,452,260
Inari Medical Inc *	5,524	267,583
Inspire Medical Systems Inc *	10,772	937,379
iRhythm Technologies Inc *	16,856	1,953,442
Livongo Health Inc *	50,221	3,776,117
Masimo Corp *	5,537	1,262,381
Merit Medical Systems Inc *	54,675	2,495,914
MorphoSys AG ADR * (Germany)	48,026	1,520,983
Neurocrine Biosciences Inc *	9,898	1,207,556
Nevro Corp *	11,993	1,432,804
Optinose Inc *	133,476	993,061
Orchard Therapeutics PLC ADR * (United Kingdom)	44,219	265,314
OrthoPediatrics Corp *	48,545	2,124,329
Paylocity Holding Corp *	17,596	2,567,080

	Shares	Value
PRA Health Sciences Inc *	47,965	$4,666,515
Principia Biopharma Inc *	16,682	997,417
Quidel Corp *	15,242	3,410,245
Ritchie Bros Auctioneers Inc (Canada)	33,940	1,386,449
Silk Road Medical Inc *	39,343	1,648,078
SpringWorks Therapeutics Inc *	42,509	1,785,378
STERIS PLC	10,159	1,558,797
Teladoc Health Inc *	6,379	1,217,368
Tricida Inc *	32,342	888,758
TriNet Group Inc *	47,940	2,921,464
Twist Bioscience Corp *	44,090	1,997,277

		79,527,864

Financial - 13.3%

Bank OZK	33,762	792,394
Big Yellow Group PLC REIT (United Kingdom)	173,627	2,161,209
CoreSite Realty Corp REIT	31,067	3,760,971
Hamilton Lane Inc ‘A’	44,818	3,019,389
Industrial Logistics Properties Trust REIT	124,705	2,562,688
Prosperity Bancshares Inc	32,170	1,910,254
QTS Realty Trust Inc ‘A’ REIT	88,219	5,653,956
Selectquote Inc *	87,754	2,222,809
Signature Bank	9,392	1,004,192
STAG Industrial Inc REIT	139,439	4,088,351
TMX Group Ltd (Canada)	29,382	2,905,087
Wintrust Financial Corp	36,084	1,573,984
WisdomTree Investments Inc	457,795	1,588,549

		33,243,833

Industrial - 14.7%

Casella Waste Systems Inc ‘A’ *	56,540	2,946,865
CryoPort Inc *	63,090	1,908,473
Generac Holdings Inc *	33,198	4,047,832
Gerresheimer AG (Germany)	37,682	3,482,397
Knight-Swift Transportation Holdings Inc	60,259	2,513,403
Kratos Defense & Security Solutions Inc *	181,220	2,832,469
Littelfuse Inc	15,572	2,657,050
PerkinElmer Inc	17,855	1,751,397
Schneider National Inc ‘B’	121,734	3,003,178
Sensata Technologies Holding PLC *	57,451	2,138,901
StealthGas Inc * (Greece)	141,416	393,136
Summit Materials Inc ‘A’ *	241,752	3,887,372
The AZEK Co Inc *	83,859	2,671,748
Trex Co Inc *	19,892	2,587,352

		36,821,573

Technology - 18.2%

Altair Engineering Inc ‘A’ *	52,540	2,088,465
Box Inc ‘A’ *	203,611	4,226,964
Brooks Automation Inc	28,763	1,272,475
CACI International Inc ‘A’ *	18,065	3,917,937
Clarivate Analytics PLC * (United Kingdom)	78,022	1,742,231
Everbridge Inc *	28,950	4,005,522
ExlService Holdings Inc *	48,793	3,093,476
Five9 Inc *	19,004	2,103,173
Health Catalyst Inc *	69,535	2,028,336
Monolithic Power Systems Inc	6,697	1,587,189
Ping Identity Holding Corp *	128,110	4,111,050
Rapid7 Inc *	101,571	5,182,153
RealPage Inc *	45,374	2,949,764
Schrodinger Inc *	13,927	1,275,295
Silicon Laboratories Inc *	18,691	1,874,147
WNS Holdings Ltd ADR * (India)	72,247	3,972,140

		45,430,317

Total Common Stocks (Cost $210,857,733)		243,111,772

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 2.2%

Repurchase Agreement - 2.2%

Fixed Income Clearing Corp 0.000% due 07/01/20 (Dated 06/30/20, repurchase price of $5,494,580; collateralized by U.S. Treasury Notes: 0.250% - 1.750% due 12/31/24 - 01/15/25 and value $5,604,520)	$5,494,580	$5,494,580

Total Short-Term Investment (Cost $5,494,580)		5,494,580

TOTAL INVESTMENTS - 99.4% (Cost $216,352,313)		248,606,352

OTHER ASSETS & LIABILITIES, NET - 0.6%		1,454,357

NET ASSETS - 100.0%		$250,060,709

Notes to Schedule of Investments

(a)	As of June 30, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	31.8%
Technology	18.2%
Industrial	14.7%
Financial	13.3%
Consumer, Cyclical	8.5%
Communications	7.0%
Basic Materials	3.7%
Others (each less than 3.0%)	2.2%

99.4%
Other Assets & Liabilities, Net	0.6%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$9,340,501	$9,340,501	$-	$-
	Communications	17,441,802	17,441,802	-	-
	Consumer, Cyclical	21,305,882	17,539,658	3,766,224	-
	Consumer, Non-Cyclical	79,527,864	79,527,864	-	-
	Financial	33,243,833	31,082,624	2,161,209	-
	Industrial	36,821,573	33,339,176	3,482,397	-
	Technology	45,430,317	45,430,317	-	-

	Total Common Stocks	243,111,772	233,701,942	9,409,830	-

	Short-Term Investment	5,494,580	-	5,494,580	-

	Total	$248,606,352	$233,701,942	$14,904,410	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Summary Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Other security		$442

Total Rights (Cost $442)		442

COMMON STOCKS - 98.8%

Basic Materials - 3.2%

Other securities		20,417,351

Communications - 4.5%

Q2 Holdings Inc *	17,530	1,503,899
Other securities		26,857,157

		28,361,056

Consumer, Cyclical - 12.9%

BJ’s Wholesale Club Holdings Inc *	48,512	1,808,042
Churchill Downs Inc	13,449	1,790,734
Deckers Outdoor Corp *	9,935	1,951,135
Penn National Gaming Inc *	47,443	1,448,909
RH *	5,947	1,480,208
SiteOne Landscape Supply Inc *	14,809	1,687,782
Wingstop Inc	10,440	1,450,847
Other securities		70,422,103

		82,039,760

Consumer, Non-Cyclical - 25.9%

Amicus Therapeutics Inc *	90,042	1,357,833
Arrowhead Pharmaceuticals Inc *	35,547	1,535,275
Blueprint Medicines Corp *	19,235	1,500,330
Darling Ingredients Inc *	57,215	1,408,633
Halozyme Therapeutics Inc *	47,922	1,284,789
HealthEquity Inc *	24,741	1,451,554
Helen of Troy Ltd *	8,941	1,685,915
Inovio Pharmaceuticals Inc *	50,943	1,372,914
LHC Group Inc *	10,733	1,870,977
Mirati Therapeutics Inc *	13,023	1,486,836
Momenta Pharmaceuticals Inc *	41,801	1,390,719
MyoKardia Inc *	17,600	1,700,512
Neogen Corp *	18,622	1,445,067
Nevro Corp *	11,882	1,419,543
Novavax Inc *	20,638	1,720,177
Performance Food Group Co *	46,556	1,356,642
Ultragenyx Pharmaceutical Inc *	20,089	1,571,362
Wright Medical Group NV *	45,502	1,352,319
Other securities		136,957,215

		163,868,612

Diversified - 0.0%

Other security		18,072

Energy - 2.6%

Other securities		16,525,707

Financial - 22.7%

EastGroup Properties Inc REIT	13,633	1,617,010
Essent Group Ltd	36,492	1,323,565
First Financial Bankshares Inc	45,790	1,322,873
Healthcare Realty Trust Inc REIT	47,558	1,392,974
QTS Realty Trust Inc ‘A’ REIT	21,180	1,357,426
Redfin Corp *	34,016	1,425,611
STAG Industrial Inc REIT	53,178	1,559,179

	Shares	Value
Other securities		$134,096,083

		144,094,721

Industrial - 13.6%

EMCOR Group Inc	19,451	1,286,489
Exponent Inc	18,153	1,469,122
II-VI Inc *	31,964	1,509,340
Novanta Inc *	12,066	1,288,287
Simpson Manufacturing Co Inc	15,485	1,306,315
Tetra Tech Inc	19,039	1,506,366
TopBuild Corp *	11,775	1,339,642
Other securities		76,461,879

		86,167,440

Technology - 10.0%

Blackline Inc *	17,762	1,472,647
Cabot Microelectronics Corp	10,257	1,431,262
Envestnet Inc *	18,794	1,382,111
Lattice Semiconductor Corp *	47,540	1,349,661
MAXIMUS Inc	21,635	1,524,186
Silicon Laboratories Inc *	15,314	1,535,535
Other securities		54,373,502

		63,068,904

Utilities - 3.4%

Black Hills Corp	22,384	1,268,277
ONE Gas Inc	18,546	1,428,969
Portland General Electric Co	32,060	1,340,429
Southwest Gas Holdings Inc	19,562	1,350,756
Other securities		16,216,749

		21,605,180

Total Common Stocks (Cost $613,090,186)		626,166,803

	Principal Amount

SHORT-TERM INVESTMENT - 1.1%

Repurchase Agreement - 1.1%

Fixed Income Clearing Corp 0.000% due 07/01/20 (Dated 06/30/20, repurchase price of $6,748,939; collateralized by U.S. Treasury Notes: 0.250% due 01/15/25 and value $6,883,981)	$6,748,939	6,748,939

Total Short-Term Investment (Cost $6,748,939)		6,748,939

TOTAL INVESTMENTS - 99.9% (Cost $619,839,567)		632,916,184

DERIVATIVES - 0.0%		231,684

OTHER ASSETS & LIABILITIES, NET - 0.1%		595,112

NET ASSETS - 100.0%		$633,742,980

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Summary Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	25.9%
Financial	22.7%
Industrial	13.6%
Consumer, Cyclical	12.9%
Technology	10.0%
Communications	4.5%
Utilities	3.4%
Basic Materials	3.2%
Others (each less than 3.0%)	3.7%

99.9%
Derivatives	0.0%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)

Other securities represent the Fund’s securities not identified as top-fifty holdings and issuers in terms of value, and individually not exceeding one percent of the Fund’s net assets as of June 30, 2020.

(c)

A Summary Schedule of Investments is presented for this Fund. For information on availability of a complete Schedule of Investments, refer to the Where To Go For More Information section of this report.

(d)	Open futures contracts outstanding as of June 30, 2020 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	09/20	111	$7,746,996	$7,978,680	$231,684

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$442	$-	$442	$-
	Common Stocks	626,166,803	626,166,803	-	-
	Short-Term Investment	6,748,939	-	6,748,939	-
	Derivatives:
	Equity Contracts
	Futures	231,684	231,684	-	-

	Total	$633,147,868	$626,398,487	$6,749,381	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.8%

Basic Materials - 2.0%

Carpenter Technology Corp	91,002	$2,209,529
GCP Applied Technologies Inc *	5,419	100,685
Orion Engineered Carbons SA (Luxembourg)	254,833	2,698,681

		5,008,895

Communications - 3.6%

A10 Networks Inc *	221,564	1,508,851
Casa Systems Inc *	595,735	2,478,257
Criteo SA ADR * (France)	206,921	2,356,830
Extreme Networks Inc *	411,664	1,786,622
Houghton Mifflin Harcourt Co *	450,328	815,094

		8,945,654

Consumer, Cyclical - 20.9%

Blue Bird Corp *	84,823	1,271,497
Callaway Golf Co	226,356	3,963,494
Citi Trends Inc	135,626	2,742,358
Crocs Inc *	72,186	2,657,888
Dana Inc	291,861	3,557,786
El Pollo Loco Holdings Inc *	287,604	4,245,035
Foot Locker Inc	49,020	1,429,423
KB Home	126,820	3,890,838
Knoll Inc	101,286	1,234,676
Malibu Boats Inc ‘A’ *	58,828	3,056,115
Oxford Industries Inc	48,602	2,138,974
Papa John’s International Inc	52,971	4,206,427
Regis Corp *	281,563	2,303,185
Ruth’s Hospitality Group Inc	256,205	2,090,633
Skechers U.S.A. Inc ‘A’ *	59,898	1,879,599
SkyWest Inc	70,096	2,286,532
Taylor Morrison Home Corp *	123,418	2,380,733
The Shyft Group Inc	202,950	3,417,678
Williams-Sonoma Inc	37,740	3,095,057

		51,847,928

Consumer, Non-Cyclical - 7.1%

ICON PLC * (Ireland)	17,778	2,994,882
Molina Healthcare Inc *	20,413	3,633,106
Nomad Foods Ltd * (United Kingdom)	165,785	3,556,088
Primo Water Corp	230,662	3,171,602
The Hain Celestial Group Inc *	135,252	4,261,791

		17,617,469

Energy - 2.7%

Dril-Quip Inc *	83,405	2,484,635
Helix Energy Solutions Group Inc *	617,891	2,144,082
MRC Global Inc *	359,605	2,125,265

		6,753,982

Financial - 35.1%

1st Source Corp	64,753	2,303,912
Armada Hoffler Properties Inc REIT	146,833	1,460,988
Associated Banc-Corp	206,673	2,827,287
Bank of Marin Bancorp	58,843	1,961,237
BankUnited Inc	192,273	3,893,528
Carter Bank & Trust	219,680	1,772,818
City Office REIT Inc	195,915	1,970,905
Cousins Properties Inc REIT	91,701	2,735,441
Essent Group Ltd	78,527	2,848,174
First American Financial Corp	52,193	2,506,308
Harborone Bancorp Inc *	295,508	2,523,638
Heritage Financial Corp	134,336	2,686,720
IBERIABANK Corp	61,077	2,781,447
Independence Realty Trust Inc REIT	290,993	3,343,509
Independent Bank Group Inc	84,894	3,439,905

	Shares	Value
Moelis & Co ‘A’	92,741	$2,889,809
National Storage Affiliates Trust REIT	75,073	2,151,592
Pacific Premier Bancorp Inc	104,932	2,274,926
Physicians Realty Trust REIT	181,760	3,184,435
RLJ Lodging Trust REIT	219,390	2,071,042
Sandy Spring Bancorp Inc	99,899	2,475,497
Selective Insurance Group Inc	55,111	2,906,554
STAG Industrial Inc REIT	140,418	4,117,056
State Auto Financial Corp	57,369	1,024,037
Sterling Bancorp	188,156	2,205,188
Synovus Financial Corp	141,053	2,895,818
Texas Capital Bancshares Inc *	78,379	2,419,560
The Hanover Insurance Group Inc	26,000	2,634,580
TriCo Bancshares	92,937	2,829,932
Umpqua Holdings Corp	282,894	3,009,992
Webster Financial Corp	96,139	2,750,537
WSFS Financial Corp	114,607	3,289,221
Zions Bancorp NA	82,262	2,796,908

		86,982,501

Industrial - 15.1%

AAR Corp	90,779	1,876,402
Belden Inc	91,341	2,973,150
Cactus Inc ‘A’	125,110	2,581,019
EnerSys	48,478	3,121,014
GATX Corp	9,674	589,920
Graphic Packaging Holding Co	162,710	2,276,313
Hub Group Inc ‘A’ *	3,765	180,193
Kennametal Inc	144,741	4,155,514
Masonite International Corp *	52,789	4,105,928
Primoris Services Corp	165,702	2,942,867
Regal Beloit Corp	47,438	4,142,286
Terex Corp	126,036	2,365,696
Trinseo SA	64,780	1,435,525
TTM Technologies Inc *	193,803	2,298,504
Vishay Intertechnology Inc	157,180	2,400,139

		37,444,470

Technology - 8.2%

CommVault Systems Inc *	78,673	3,044,645
CSG Systems International Inc	33,713	1,395,381
Kulicke & Soffa Industries Inc (Singapore)	98,528	2,052,338
MagnaChip Semiconductor Corp * (South Korea)	171,827	1,769,818
MaxLinear Inc *	89,825	1,927,645
NCR Corp *	101,743	1,762,189
NetScout Systems Inc *	98,747	2,523,973
Unisys Corp *	185,352	2,022,190
Verint Systems Inc *	32,067	1,448,787
WNS Holdings Ltd ADR * (India)	44,256	2,433,195

		20,380,161

Utilities - 3.1%

Black Hills Corp	40,808	2,312,181
PNM Resources Inc	66,633	2,561,373
Southwest Gas Holdings Inc	39,240	2,709,522

		7,583,076

Total Common Stocks (Cost $281,836,814)		242,564,136

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 2.1%

Repurchase Agreement - 2.1%

Fixed Income Clearing Corp 0.000% due 07/01/20 (Dated 06/30/20, repurchase price of $5,307,116; collateralized by U.S. Treasury Notes: 0.125% due 04/15/25 and value $5,413,340)	$5,307,116	$5,307,116

Total Short-Term Investment (Cost $5,307,116)		5,307,116

TOTAL INVESTMENTS - 99.9% (Cost $287,143,930)		247,871,252

OTHER ASSETS & LIABILITIES, NET - 0.1%		193,817

NET ASSETS - 100.0%		$248,065,069

Notes to Schedule of Investments

(a)	As of June 30, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	35.1%
Consumer, Cyclical	20.9%
Industrial	15.1%
Technology	8.2%
Consumer, Non-Cyclical	7.1%
Communications	3.6%
Utilities	3.1%
Others (each less than 3.0%)	6.8%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$242,564,136	$242,564,136	$-	$-
	Short-Term Investment	5,307,116	-	5,307,116	-

	Total	$247,871,252	$242,564,136	$5,307,116	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Communications - 0.0%

Media General Inc - Contingent Value Rights * Ω ±	337,364	$-
T-Mobile US Inc Exp 07/27/20 *	30,820	5,178

		5,178

Total Rights (Cost $11,403)		5,178

COMMON STOCKS - 99.1%

Basic Materials - 0.0%

AdvanSix Inc *	29,203	342,843

Communications - 8.3%

Booking Holdings Inc *	4,784	7,617,755
Charter Communications Inc ‘A’ *	18,212	9,288,848
Cisco Systems Inc	172,532	8,046,892
CommScope Holding Co Inc *	535,844	4,463,581
Discovery Inc ‘C’ *	242,650	4,673,439
DISH Network Corp ‘A’ *	206,824	7,137,496
Nexstar Media Group Inc ‘A’	85,550	7,159,680
T-Mobile US Inc *	66,820	6,959,303
Verizon Communications Inc	319,664	17,623,076
ViacomCBS Inc ‘B’	224,786	5,242,010

		78,212,080

Consumer, Cyclical - 7.1%

AutoZone Inc *	10,314	11,635,430
Best Buy Co Inc	85,717	7,480,523
Columbia Sportswear Co	71,488	5,760,503
Kohl’s Corp	190,754	3,961,960
Las Vegas Sands Corp	84,240	3,836,290
Newell Brands Inc	339,496	5,391,196
Nordstrom Inc	216,492	3,353,461
Ralph Lauren Corp	50,905	3,691,631
Southwest Airlines Co	146,735	5,015,402
The Home Depot Inc	31,439	7,875,784
Walgreens Boots Alliance Inc	206,792	8,765,913

		66,768,093

Consumer, Non-Cyclical - 15.3%

AbbVie Inc	156,868	15,401,300
AmerisourceBergen Corp	73,946	7,451,538
Amgen Inc	20,463	4,826,403
Bristol-Myers Squibb Co	328,957	19,342,672
Coty Inc ‘A’	536,388	2,397,654
HCA Healthcare Inc	35,341	3,430,197
Johnson & Johnson	126,095	17,732,740
Keurig Dr Pepper Inc	169,580	4,816,072
Medtronic PLC	94,928	8,704,898
Merck & Co Inc	118,508	9,164,224
Pfizer Inc	406,642	13,297,193
Post Holdings Inc *	95,201	8,341,512
Sysco Corp	40,053	2,189,297
The Procter & Gamble Co	131,043	15,668,812
UnitedHealth Group Inc	39,185	11,557,616

		144,322,128

Energy - 8.5%

Cabot Oil & Gas Corp	208,226	3,577,323
Chevron Corp	165,761	14,790,854
ConocoPhillips	268,134	11,266,991
Diamondback Energy Inc	81,317	3,400,677
EQT Corp	315,743	3,757,342
Equitrans Midstream Corp	580,476	4,823,755

	Shares	Value
Kinder Morgan Inc	521,173	$7,906,194
Marathon Petroleum Corp	185,909	6,949,278
Murphy USA Inc *	48,950	5,511,280
PBF Energy Inc ‘A’	52,554	538,153
Phillips 66	105,212	7,564,743
The Williams Cos Inc	512,281	9,743,585

		79,830,175

Financial - 38.1%

Alleghany Corp	8,713	4,261,877
American Express Co	103,016	9,807,123
American Homes 4 Rent ‘A’ REIT	245,253	6,597,306
American International Group Inc	156,905	4,892,298
Bank of America Corp	1,448,673	34,405,984
Berkshire Hathaway Inc ‘B’ *	114,992	20,527,222
Boston Properties Inc REIT	28,753	2,598,696
Brixmor Property Group Inc REIT	407,951	5,229,932
Capital One Financial Corp	237,284	14,851,606
CBRE Group Inc ‘A’ *	173,966	7,866,743
Chubb Ltd	65,909	8,345,398
Citigroup Inc	221,444	11,315,788
Citizens Financial Group Inc	362,088	9,139,101
CNA Financial Corp	36,326	1,167,881
EastGroup Properties Inc REIT	31,342	3,717,475
Fairfax Financial Holdings Ltd (Canada)	17,739	5,478,513
Federal Realty Investment Trust REIT	53,138	4,527,889
Fifth Third Bancorp	227,864	4,393,218
First Republic Bank	41,580	4,407,064
Invesco Ltd	216,320	2,327,603
Kimco Realty Corp REIT	313,122	4,020,486
Loews Corp	534,709	18,335,172
M&T Bank Corp	83,632	8,695,219
Marsh & McLennan Cos Inc	66,268	7,115,195
Mid-America Apartment Communities Inc REIT	72,976	8,368,158
Morgan Stanley	312,456	15,091,625
Northern Trust Corp	81,242	6,445,740
Outfront Media Inc REIT	197,472	2,798,178
Public Storage REIT	50,454	9,681,618
Rayonier Inc REIT	274,305	6,800,021
T Rowe Price Group Inc	97,740	12,070,890
The Charles Schwab Corp	297,122	10,024,896
The Hartford Financial Services Group Inc	172,066	6,633,144
The PNC Financial Services Group Inc	180,120	18,950,425
The Travelers Cos Inc	137,274	15,656,100
Truist Financial Corp	318,549	11,961,515
US Bancorp	240,414	8,852,043
Wells Fargo & Co	611,264	15,648,358
Weyerhaeuser Co REIT	241,119	5,415,533

		358,423,033

Industrial - 12.4%

Arrow Electronics Inc *	73,777	5,067,742
Ball Corp	90,072	6,259,103
Carlisle Cos Inc	43,064	5,153,469
Dover Corp	117,534	11,349,083
Energizer Holdings Inc	186,869	8,874,409
General Dynamics Corp	39,705	5,934,309
Graphic Packaging Holding Co	499,253	6,984,550
Honeywell International Inc	70,899	10,251,287
Illinois Tool Works Inc	36,395	6,363,666
ITT Inc	78,318	4,600,399
Martin Marietta Materials Inc	55,015	11,364,449
Otis Worldwide Corp	49,456	2,812,068
Packaging Corp of America	82,675	8,250,965
Raytheon Technologies Corp	149,594	9,217,982
The Middleby Corp *	63,213	4,990,034
Trane Technologies PLC	38,483	3,424,217
Westrock Co	199,300	5,632,218

		116,529,950

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Technology - 3.6%

Analog Devices Inc	88,715	$10,880,007
Microsoft Corp	38,271	7,788,531
QUALCOMM Inc	29,432	2,684,493
Texas Instruments Inc	94,609	12,012,505

		33,365,536

Utilities - 5.8%

American Electric Power Co Inc	167,036	13,302,747
Duke Energy Corp	76,718	6,129,001
Edison International	92,195	5,007,110
Entergy Corp	53,307	5,000,730
NextEra Energy Inc	53,304	12,802,022
Xcel Energy Inc	201,629	12,601,812

		54,843,422

Total Common Stocks (Cost $879,905,355)		932,637,260

	Principal Amount

SHORT-TERM INVESTMENT - 0.8%

Repurchase Agreement - 0.8%

Fixed Income Clearing Corp 0.000% due 07/01/20 (Dated 06/30/20, repurchase price of $7,233,327; collateralized by U.S. Treasury Notes: 0.125% due 04/15/25 and value $7,378,081)	$7,233,327	7,233,327

Total Short-Term Investment (Cost $7,233,327)		7,233,327

TOTAL INVESTMENTS - 99.9% (Cost $887,150,085)		939,875,765

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,080,202

NET ASSETS - 100.0%		$940,955,967

Notes to Schedule of Investments

(a)	As of June 30, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	38.1%
Consumer, Non-Cyclical	15.3%
Industrial	12.4%
Energy	8.5%
Communications	8.3%
Consumer, Cyclical	7.1%
Utilities	5.8%
Technology	3.6%
Others (each less than 3.0%)	0.8%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$5,178	$5,178	$-	$-
	Common Stocks	932,637,260	932,637,260	-	-
	Short-Term Investment	7,233,327	-	7,233,327	-

	Total	$939,875,765	$932,642,438	$7,233,327	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 2.3%

Brazil - 2.3%

Itau Unibanco Holding SA ADR	2,832,342	$13,283,684
Lojas Americanas SA	3,118,529	18,453,920

		31,737,604

India - 0.0%

Zee Entertainment Enterprises Ltd (India) 6.000% due 03/05/22 *	6,640,063	307,950

Total Preferred Stocks (Cost $32,471,993)		32,045,554

COMMON STOCKS - 94.3%

Brazil - 4.5%

Ambev SA	3,013,651	7,836,013
Ambev SA ADR	679,383	1,793,571
Atacadao SA	1,148,912	4,172,599
B3 SA - Brasil Bolsa Balcao	1,299,212	13,161,507
Pagseguro Digital Ltd ‘A’ *	354,860	12,540,752
Vale SA ADR	2,082,476	21,470,328

		60,974,770

Chile - 0.8%

Falabella SA	3,525,365	11,158,935

China - 33.6%

Alibaba Group Holding Ltd ADR *	328,515	70,860,685
Budweiser Brewing Co APAC Ltd ~	4,425,400	12,955,059
Hansoh Pharmaceutical Group Co Ltd * ~	1,640,000	7,756,236
Huazhu Group Ltd ADR	1,163,793	40,790,945
Innovent Biologics Inc * ~	1,596,000	11,878,546
Jiangsu Hengrui Medicine Co Ltd ‘A’	2,468,101	32,255,694
Meituan Dianping ‘B’ *	643,400	14,377,646
New Oriental Education & Technology Group Inc ADR *	27,148	3,535,484
OneConnect Financial Technology Co Ltd ADR *	549,875	10,040,718
Ping An Insurance Group Co of China Ltd ‘A’	4,147,029	41,972,096
Tencent Holdings Ltd	1,691,225	108,370,092
Wuxi Biologics Cayman Inc * ~	252,000	4,625,612
Yum China Holdings Inc	1,075,898	51,718,417
ZTO Express Cayman Inc ADR	1,235,694	45,362,327

		456,499,557

Colombia - 0.3%

Grupo Aval Acciones y Valores SA ADR	1,024,469	4,466,685

Egypt - 0.7%

Commercial International Bank Egypt SAE	2,500,061	10,003,624

France - 5.6%

Kering SA	138,690	75,824,444
LVMH Moet Hennessy Louis Vuitton SE	1,122	495,358

		76,319,802

Hong Kong - 5.3%

AIA Group Ltd	6,508,418	60,903,175
Jardine Strategic Holdings Ltd (XSES)	509,051	10,980,788

		71,883,963

	Shares	Value
India - 11.2%

HDFC Bank Ltd	991,975	$13,942,724
Housing Development Finance Corp Ltd	2,249,978	52,316,753
Kotak Mahindra Bank Ltd	2,455,986	44,330,559
Oberoi Realty Ltd	908,792	4,394,323
Tata Consultancy Services Ltd	1,077,781	29,668,642
Zee Entertainment Enterprises Ltd	3,152,389	7,161,406

		151,814,407

Indonesia - 1.3%

P.T. Bank Central Asia Tbk	5,679,100	11,362,748
P.T. Indocement Tunggal Prakarsa Tbk	3,789,181	3,145,457
P.T. Semen Indonesia Persero Tbk	4,198,600	2,844,660

		17,352,865

Italy - 2.0%

Brunello Cucinelli SPA *	1,386	41,289
Moncler SPA *	304,846	11,722,408
PRADA SPA *	4,460,200	15,585,182

		27,348,879

Mexico - 5.0%

Alsea SAB de CV *	2,725,185	2,680,782
Fomento Economico Mexicano SAB de CV	4,608,809	28,571,829
Fomento Economico Mexicano SAB de CV ADR	116,958	7,252,565
Grupo Aeroportuario del Sureste SAB de CV ‘B’	454,792	5,078,308
Grupo Financiero Inbursa SAB de CV ‘O’	5,843,079	4,054,781
Grupo Mexico SAB de CV ‘B’	8,742,671	20,323,301

		67,961,566

Peru - 1.3%

Credicorp Ltd	128,336	17,154,673

Philippines - 2.6%

Ayala Land Inc	17,622,500	12,019,314
SM Investments Corp	1,035,404	19,664,196
SM Prime Holdings Inc	5,595,987	3,599,084

		35,282,594

Russia - 9.1%

MMC Norilsk Nickel PJSC ADR	137,775	3,601,524
Novatek PJSC GDR (LI)	376,270	53,408,671
Polyus PJSC *	14,558	2,446,145
Polyus PJSC GDR ~	48,309	4,063,468
Sberbank of Russia PJSC	9,815,630	28,062,258
Yandex NV ‘A’ *	648,618	32,443,872

		124,025,938

South Africa - 0.8%

FirstRand Ltd	5,023,500	11,047,076

South Korea - 2.8%

Amorepacific Corp	42,960	6,009,129
AMOREPACIFIC Group	56,857	2,461,766
Samsung Biologics Co Ltd * ~	44,642	28,961,818

		37,432,713

Switzerland - 0.6%

Cie Financiere Richemont SA	126,899	8,185,025

Taiwan - 6.3%

Taiwan Semiconductor Manufacturing Co Ltd	8,079,376	86,283,792

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Turkey - 0.5%

Akbank T.A.S. *	8,290,236	$7,354,583

Total Common Stocks (Cost $1,095,514,818)		1,282,551,447

	Principal Amount

SHORT-TERM INVESTMENT - 1.3%

Repurchase Agreement - 1.3%

Fixed Income Clearing Corp 0.000% due 07/01/20 (Dated 06/30/20, repurchase price of $17,577,443; collateralized by U.S. Treasury Notes: 1.750% - 2.250% due 12/31/24 and value $17,929,021)	$17,577,443	17,577,443

Total Short-Term Investment (Cost $17,577,443)		17,577,443

TOTAL INVESTMENTS - 97.9% (Cost $1,145,564,254)		1,332,174,444

OTHER ASSETS & LIABILITIES, NET - 2.1%		27,933,476

NET ASSETS - 100.0%		$1,360,107,920

Notes to Schedule of Investments

(a)	As of June 30, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	26.9%
Consumer, Cyclical	19.1%
Communications	17.2%
Consumer, Non-Cyclical	12.3%
Technology	9.3%
Industrial	4.1%
Energy	3.9%
Basic Materials	3.8%
Others (each less than 3.0%)	1.3%

97.9%
Other Assets & Liabilities, Net	2.1%

100.0%

(b)	As of June 30, 2020, the Fund’s composition by country of risk as a percentage of net assets was as follows:

China	33.6%
India	11.2%
Russia	9.1%
Brazil	6.8%
Taiwan	6.3%
France	5.6%
Hong Kong	5.3%
Mexico	5.0%
Others (each less than 3.0%)	15.0%

97.9%
Other Assets & Liabilities, Net	2.1%

100.0%

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks
	Brazil	$31,737,604	$31,737,604	$-	$-
	India	307,950	-	307,950	-

	Total Preferred Stocks	32,045,554	31,737,604	307,950	-

	Common Stocks
	Brazil	60,974,770	60,974,770	-	-
	Chile	11,158,935	11,158,935	-	-
	China	456,499,557	222,308,576	234,190,981	-
	Colombia	4,466,685	4,466,685	-	-
	Egypt	10,003,624	-	10,003,624	-
	France	76,319,802	-	76,319,802	-
	Hong Kong	71,883,963	-	71,883,963	-
	India	151,814,407	-	151,814,407	-
	Indonesia	17,352,865	-	17,352,865	-
	Italy	27,348,879	-	27,348,879	-
	Mexico	67,961,566	67,961,566	-	-
	Peru	17,154,673	17,154,673	-	-
	Philippines	35,282,594	-	35,282,594	-
	Russia	124,025,938	55,869,416	68,156,522	-
	South Africa	11,047,076	-	11,047,076	-
	South Korea	37,432,713	-	37,432,713	-
	Switzerland	8,185,025	-	8,185,025	-
	Taiwan	86,283,792	-	86,283,792	-
	Turkey	7,354,583	7,354,583	-	-

	Total Common Stocks	1,282,551,447	447,249,204	835,302,243	-

	Short-Term Investment	17,577,443	-	17,577,443	-

	Total	$1,332,174,444	$478,986,808	$853,187,636	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

INTERNATIONAL EQUITY INCOME PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.5%

Germany - 0.5%

Bayerische Motoren Werke AG	3,479	$168,999
Porsche Automobil Holding SE	8,317	481,710
Volkswagen AG	10,122	1,538,544

		2,189,253

Total Preferred Stocks (Cost $2,688,245)		2,189,253

COMMON STOCKS - 98.7%

Australia - 10.8%

AGL Energy Ltd	49,501	585,605
APA Group >>	91,810	709,904
Aurizon Holdings Ltd	298,815	1,016,830
AusNet Services	142,084	164,160
BHP Group Ltd	257,840	6,419,671
BHP Group PLC	237,246	4,854,781
Coca-Cola Amatil Ltd	79,040	476,095
Commonwealth Bank of Australia	98,358	4,750,133
Computershare Ltd	73,096	676,830
Crown Resorts Ltd	56,486	380,516
Dexus REIT	33,850	217,260
Fortescue Metals Group Ltd	176,939	1,720,143
Insurance Australia Group Ltd	132,040	529,924
Lendlease Group >>	19,417	167,826
Macquarie Group Ltd	12,524	1,039,393
Medibank Pvt Ltd	163,803	339,605
Mirvac Group REIT	210,528	318,024
National Australia Bank Ltd	168,713	2,137,993
Oil Search Ltd	147,813	327,577
Origin Energy Ltd	134,015	545,340
Qantas Airways Ltd	104,318	276,431
QBE Insurance Group Ltd	81,723	504,321
Rio Tinto Ltd	47,388	3,244,827
Rio Tinto PLC	127,613	7,181,620
Scentre Group REIT	288,386	437,811
South32 Ltd	613,810	868,986
Stockland REIT	128,029	296,874
Suncorp Group Ltd	72,372	465,055
Tabcorp Holdings Ltd	307,910	726,254
Telstra Corp Ltd	318,345	691,009
The GPT Group REIT	107,026	310,923
Transurban Group >>	296,738	2,910,025
Vicinity Centres REIT	179,159	179,572
Woodside Petroleum Ltd	102,045	1,542,172

		47,013,490

Austria - 0.1%

Erste Group Bank AG *	6,619	156,326
OMV AG	5,580	188,291
Raiffeisen Bank International AG	3,510	62,735
voestalpine AG	6,734	145,423

		552,775

Belgium - 0.6%

Anheuser-Busch InBev SA/NV	30,935	1,524,984
Colruyt SA	2,489	136,794
Groupe Bruxelles Lambert SA	3,589	300,899
Proximus SADP	8,648	176,221
Solvay SA	7,630	612,123

		2,751,021

Chile - 0.1%

Antofagasta PLC	53,668	621,173

	Shares	Value
China - 0.3%

BOC Hong Kong Holdings Ltd	462,061	$1,479,469

Denmark - 2.5%

AP Moller - Maersk AS ‘A’	370	404,579
AP Moller - Maersk AS ‘B’	643	753,600
Carlsberg AS ‘B’	10,228	1,356,316
Chr Hansen Holding AS	8,171	842,802
H Lundbeck AS	6,668	251,946
Novo Nordisk AS ‘B’	100,838	6,569,367
Pandora AS	9,241	504,692
Tryg AS	4,440	129,001

		10,812,303

Finland - 0.3%

Fortum OYJ	6,306	120,307
Kone OYJ ‘B’	6,911	476,647
Sampo OYJ ‘A’	4,797	165,352
UPM-Kymmene OYJ	13,961	404,376
Wartsila OYJ Abp	11,768	97,616

		1,264,298

France - 8.9%

Air Liquide SA	29,439	4,256,487
Arkema SA	4,213	404,970
Atos SE *	8,358	716,557
Bollore SA	34,347	108,377
Capgemini SE	11,806	1,362,429
Carrefour SA	46,932	727,823
Cie Generale des Etablissements Michelin SCA	14,674	1,529,515
Covivio REIT	1,907	138,321
Danone SA *	49,220	3,416,515
Edenred	17,111	750,456
Gecina SA REIT	1,886	232,934
ICADE REIT	1,483	103,555
Klepierre SA REIT	7,794	155,793
Legrand SA	17,452	1,326,046
Orange SA	89,263	1,067,403
Pernod Ricard SA	13,083	2,060,132
Publicis Groupe SA	15,657	508,618
Sanofi	75,883	7,738,894
Schneider Electric SE	41,618	4,629,445
Sodexo SA	6,378	432,479
Suez SA	14,482	170,216
TOTAL SA	129,519	4,994,047
Valeo SA	19,359	510,600
Veolia Environnement SA	22,097	498,976
Vivendi SA	31,534	814,829

		38,655,417

Germany - 6.8%

Allianz SE	8,572	1,751,622
Aroundtown SA *	34,741	199,129
BASF SE	48,844	2,743,532
Bayer AG	49,969	3,703,876
Bayerische Motoren Werke AG	18,561	1,184,946
Continental AG	5,907	580,724
Covestro AG ~	10,009	381,225
Daimler AG	49,149	1,999,571
Deutsche Post AG	56,784	2,085,100
Deutsche Telekom AG	94,240	1,581,275
E.ON SE	61,273	691,630
Evonik Industries AG	11,814	300,903
Hannover Rueck SE	1,321	228,300
HOCHTIEF AG	1,366	121,546
METRO AG	11,923	113,151

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

INTERNATIONAL EQUITY INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,818	$733,793
SAP SE	34,337	4,799,948
Siemens AG	40,154	4,735,646
Telefonica Deutschland Holding AG	31,981	94,318
Uniper SE	5,687	183,514
Volkswagen AG	1,852	299,019
Vonovia SE	14,542	888,851

		29,401,619

Hong Kong - 4.0%

ASM Pacific Technology Ltd	98,376	1,039,636
CK Asset Holdings Ltd	189,284	1,135,096
CK Infrastructure Holdings Ltd	105,631	546,034
CLP Holdings Ltd	198,691	1,951,391
Dairy Farm International Holdings Ltd	59,800	279,427
Hang Lung Properties Ltd	152,143	361,686
Hang Seng Bank Ltd	94,704	1,595,030
Henderson Land Development Co Ltd	120,730	460,428
HK Electric Investments & HK Electric Investments Ltd >>	283,289	294,249
HKT Trust & HKT Ltd >>	586,713	860,983
Hongkong Land Holdings Ltd	86,100	358,135
Jardine Matheson Holdings Ltd	20,100	840,398
Kerry Properties Ltd	64,321	167,082
Link REIT	161,278	1,324,118
MTR Corp Ltd	263,500	1,370,397
New World Development Co Ltd	115,422	548,033
NWS Holdings Ltd	220,711	191,985
PCCW Ltd	476,418	272,398
Power Assets Holdings Ltd	203,567	1,112,302
Sino Land Co Ltd	241,358	305,366
Sun Hung Kai Properties Ltd	113,819	1,454,064
Swire Pacific Ltd ‘A’	39,314	208,945
Swire Properties Ltd	87,141	222,486
Wharf Real Estate Investment Co Ltd	87,635	420,701

		17,320,370

Ireland - 0.6%

CRH PLC	69,382	2,388,146

Israel - 0.5%

Azrieli Group Ltd	4,497	204,959
Bank Hapoalim BM	54,193	323,974
Bank Leumi Le-Israel BM	115,210	579,266
ICL Group Ltd	277,402	826,299
Israel Discount Bank Ltd ‘A’	55,275	168,588
Mizrahi Tefahot Bank Ltd	6,565	123,357

		2,226,443

Italy - 1.7%

Assicurazioni Generali SPA	41,139	624,912
Enel SPA	407,198	3,521,628
Eni SPA	167,294	1,603,681
Mediobanca Banca di Credito Finanziario SPA	22,984	165,974
Poste Italiane SPA ~	19,716	172,224
Snam SPA	144,867	706,248
Telecom Italia SPA	308,826	120,195
Terna Rete Elettrica Nazionale SPA	72,044	496,927

		7,411,789

Japan - 26.5%

ABC-Mart Inc	3,000	175,990
Aeon Mall Co Ltd	4,100	54,484
AGC Inc	15,600	447,245
Air Water Inc	16,800	237,366
Aisin Seiki Co Ltd	13,900	407,436
Alfresa Holdings Corp	17,100	358,439

	Shares	Value
Amada Co Ltd	29,700	$243,180
Aozora Bank Ltd	4,900	85,442
Asahi Group Holdings Ltd	28,500	1,000,984
Asahi Kasei Corp	106,100	868,512
Astellas Pharma Inc	164,600	2,748,748
Bridgestone Corp	48,200	1,555,676
Brother Industries Ltd	19,800	357,728
Canon Inc	85,700	1,709,545
Casio Computer Co Ltd	17,100	298,320
Chubu Electric Power Co Inc	30,500	382,529
Concordia Financial Group Ltd	45,200	145,321
Dai Nippon Printing Co Ltd	21,200	487,396
Dai-ichi Life Holdings Inc	34,100	408,177
Daicel Corp	23,400	181,358
Daito Trust Construction Co Ltd	3,300	304,133
Daiwa House Industry Co Ltd	24,200	571,480
Daiwa House REIT Investment Corp REIT	86	202,324
Daiwa Securities Group Inc	38,900	163,415
Denso Corp	36,700	1,439,265
Dentsu Group Inc	9,100	215,867
Electric Power Development Co Ltd	7,800	147,860
ENEOS Holdings Inc	275,400	981,681
Fuji Electric Co Ltd	10,900	300,011
FUJIFILM Holdings Corp	32,100	1,373,934
Fujitsu Ltd	17,000	1,990,417
Fukuoka Financial Group Inc	6,400	101,190
Hakuhodo DY Holdings Inc	9,400	112,188
Hino Motors Ltd	24,600	166,901
Hirose Electric Co Ltd	2,900	318,444
Hitachi Construction Machinery Co Ltd	9,800	272,233
Hitachi Ltd	81,200	2,580,928
Hitachi Metals Ltd	14,900	178,589
Honda Motor Co Ltd	133,600	3,419,312
Hulic Co Ltd	14,100	133,118
Idemitsu Kosan Co Ltd	18,000	384,157
Iida Group Holdings Co Ltd	13,500	207,473
Inpex Corp	86,700	541,377
Isuzu Motors Ltd	45,500	413,474
ITOCHU Corp	117,300	2,538,116
Japan Exchange Group Inc	12,500	289,499
Japan Post Insurance Co Ltd	7,100	93,552
Japan Prime Realty Investment Corp REIT	35	102,677
Japan Real Estate Investment Corp REIT	59	302,795
Japan Retail Fund Investment Corp REIT	130	162,601
Japan Tobacco Inc	102,400	1,901,850
JSR Corp	17,100	331,738
JTEKT Corp	18,400	143,671
Kajima Corp	40,300	481,861
Kamigumi Co Ltd	9,300	182,898
KDDI Corp	78,800	2,351,167
Kirin Holdings Co Ltd	69,400	1,462,934
Koito Manufacturing Co Ltd	9,100	368,182
Komatsu Ltd	80,200	1,642,538
Kubota Corp	87,500	1,308,890
Kuraray Co Ltd	28,900	302,431
Kyocera Corp	27,700	1,511,992
Kyushu Electric Power Co Inc	19,200	160,918
Kyushu Railway Co	14,200	368,969
Lawson Inc	5,900	296,773
LIXIL Group Corp	23,600	331,445
Marubeni Corp	130,000	590,512
Marui Group Co Ltd	15,700	284,002
Maruichi Steel Tube Ltd	5,500	137,089
Mazda Motor Corp	48,800	294,844
Mebuki Financial Group Inc	39,400	91,781
Mitsubishi Chemical Holdings Corp	107,800	628,653
Mitsubishi Corp	118,300	2,499,882
Mitsubishi Electric Corp	157,500	2,057,149
Mitsubishi Gas Chemical Co Inc	15,500	235,746
Mitsubishi Heavy Industries Ltd	26,800	632,750

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

INTERNATIONAL EQUITY INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Mitsubishi Materials Corp	10,200	$215,378
Mitsubishi UFJ Financial Group Inc	393,800	1,549,809
Mitsubishi UFJ Lease & Finance Co Ltd	9,600	45,810
Mitsui & Co Ltd	146,600	2,172,116
Mitsui Chemicals Inc	15,600	326,291
Mizuho Financial Group Inc	771,700	949,225
MS&AD Insurance Group Holdings Inc	15,800	435,111
Murata Manufacturing Co Ltd	50,000	2,947,424
Nabtesco Corp	10,300	318,756
NEC Corp	22,370	1,074,782
NGK Insulators Ltd	22,200	307,594
NGK Spark Plug Co Ltd	13,500	194,034
NH Foods Ltd	7,200	289,732
Nikon Corp	30,700	257,828
Nippon Building Fund Inc REIT	59	336,015
Nippon Express Co Ltd	6,600	342,233
Nippon Prologis REIT Inc REIT *	98	297,786
Nippon Telegraph & Telephone Corp	56,900	1,325,738
Nippon Yusen KK	13,300	188,237
Nitto Denko Corp	12,900	731,303
Nomura Holdings Inc	72,500	325,785
Nomura Real Estate Holdings Inc	6,500	121,013
Nomura Real Estate Master Fund Inc REIT *	200	239,539
Nomura Research Institute Ltd	30,900	843,964
NSK Ltd	32,300	241,043
NTT DOCOMO Inc	58,700	1,558,368
Obayashi Corp	58,200	547,165
Oji Holdings Corp	79,900	372,762
Omron Corp	16,400	1,098,442
ORIX Corp	28,400	352,650
Orix JREIT Inc REIT	109	143,676
Osaka Gas Co Ltd	17,100	338,015
Otsuka Corp	9,000	475,341
Otsuka Holdings Co Ltd	33,100	1,442,561
Panasonic Corp	189,200	1,659,103
Park24 Co Ltd *	10,500	180,023
Pola Orbis Holdings Inc	8,300	144,906
Resona Holdings Inc	72,300	247,403
Ricoh Co Ltd	57,400	411,878
Rohm Co Ltd	8,400	558,528
Ryohin Keikaku Co Ltd	20,000	284,471
SBI Holdings Inc	5,900	128,033
Sega Sammy Holdings Inc	17,200	206,180
Seiko Epson Corp	23,800	272,645
Sekisui Chemical Co Ltd	31,400	449,891
Sekisui House Ltd	52,800	1,008,066
Seven & i Holdings Co Ltd	65,200	2,132,922
Seven Bank Ltd	20,500	56,187
Shimamura Co Ltd	2,100	142,237
Shimizu Corp	51,600	425,085
Softbank Corp	73,100	931,750
Sompo Holdings Inc	11,200	385,564
Subaru Corp	51,000	1,067,923
Sumitomo Chemical Co Ltd	127,900	384,825
Sumitomo Corp	104,100	1,197,299
Sumitomo Electric Industries Ltd	61,400	708,292
Sumitomo Heavy Industries Ltd	9,600	209,962
Sumitomo Metal Mining Co Ltd	16,500	464,801
Sumitomo Mitsui Financial Group Inc	41,300	1,165,560
Sumitomo Mitsui Trust Holdings Inc	11,300	318,438
Sumitomo Rubber Industries Ltd	18,000	178,281
T&D Holdings Inc	20,900	179,514
Taiheiyo Cement Corp	8,500	197,490
Taisei Corp	17,600	641,451
Takeda Pharmaceutical Co Ltd	131,900	4,738,895
TDK Corp	10,500	1,045,289
Teijin Ltd	16,900	269,076
The Chiba Bank Ltd	22,800	107,793
The Chugoku Electric Power Co Inc	16,300	217,312
The Kansai Electric Power Co Inc	31,500	305,234

	Shares	Value
The Shizuoka Bank Ltd	23,400	$150,533
The Yokohama Rubber Co Ltd	11,100	156,954
Tohoku Electric Power Co Inc	21,300	202,341
Tokio Marine Holdings Inc	20,400	892,969
Tokyo Century Corp	900	46,086
Tokyo Electron Ltd	13,700	3,380,390
Tokyo Gas Co Ltd	17,200	411,847
Tokyu Fudosan Holdings Corp	30,200	142,075
Toppan Printing Co Ltd	24,100	402,926
Toray Industries Inc	91,700	432,826
Tosoh Corp	23,300	320,070
TOTO Ltd	12,100	465,226
Toyoda Gosei Co Ltd	6,300	131,629
Toyota Industries Corp	11,900	632,516
Toyota Motor Corp	101,000	6,351,290
Toyota Tsusho Corp	18,100	461,574
Trend Micro Inc	10,400	581,198
United Urban Investment Corp REIT	123	132,477
USS Co Ltd	19,300	309,386
West Japan Railway Co	13,000	729,157
Yamaha Motor Co Ltd	24,700	389,024
Yokogawa Electric Corp	20,600	322,775

		115,236,654

Luxembourg - 0.1%

SES SA	38,601	263,756
Tenaris SA	32,473	211,030

		474,786

Netherlands - 4.1%

Akzo Nobel NV	14,757	1,325,777
Koninklijke Ahold Delhaize NV	91,522	2,494,346
Koninklijke DSM NV	12,004	1,666,371
Koninklijke KPN NV	145,152	386,092
Koninklijke Vopak NV	4,669	246,964
NN Group NV	9,131	306,872
Royal Dutch Shell PLC ‘A’	318,805	5,104,472
Royal Dutch Shell PLC ‘B’	313,295	4,749,645
Wolters Kluwer NV	22,286	1,740,663

		18,021,202

New Zealand - 0.2%

Meridian Energy Ltd	67,585	210,683
Ryman Healthcare Ltd	27,945	237,084
Spark New Zealand Ltd	103,762	306,997

		754,764

Norway - 0.4%

Equinor ASA	73,966	1,065,530
Telenor ASA	45,806	668,807

		1,734,337

Portugal - 0.3%

EDP - Energias de Portugal SA	217,526	1,038,308
Galp Energia SGPS SA	41,174	477,618

		1,515,926

Singapore - 1.9%

CapitaLand Commercial Trust REIT	399,900	489,422
CapitaLand Mall Trust REIT	370,100	525,146
DBS Group Holdings Ltd	140,300	2,111,069
Oversea-Chinese Banking Corp Ltd	258,800	1,686,803
Singapore Airlines Ltd	283,000	763,879
Singapore Telecommunications Ltd	1,056,500	1,879,406
Suntec Real Estate Investment Trust	270,900	276,737
Venture Corp Ltd	51,900	606,539

		8,339,001

South Africa - 0.7%

Anglo American PLC	141,164	3,254,283

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

INTERNATIONAL EQUITY INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value

Spain - 2.4%

ACS Actividades de Construccion y Servicios SA	19,222	$493,985
Amadeus IT Group SA	33,371	1,752,048
Bankinter SA	21,990	105,401
CaixaBank SA (SIBE)	107,385	229,727
Enagas SA	21,550	527,189
Endesa SA	14,304	354,828
Ferrovial SA	39,981	1,068,690
Iberdrola SA	253,972	2,965,042
Mapfre SA	46,121	82,358
Naturgy Energy Group SA	14,862	277,457
Red Electrica Corp SA	20,741	388,054
Repsol SA	109,817	970,340
Telefonica SA	214,410	1,025,474

		10,240,593

Sweden - 1.1%

Assa Abloy AB ‘B’	16,723	342,278
Atlas Copco AB ‘A’	11,418	486,241
Atlas Copco AB ‘B’	6,607	245,503
Boliden AB	23,617	541,690
Epiroc AB ‘A’	11,024	138,135
Epiroc AB ‘B’	6,489	79,692
ICA Gruppen AB	7,659	364,067
Lundin Energy AB	15,943	389,099
SKF AB ‘B’	30,585	571,741
Swedish Match AB	2,898	204,470
Tele2 AB ‘B’	22,127	294,551
Telefonaktiebolaget LM Ericsson ‘B’	53,088	492,102
Telia Co AB	121,885	455,996

		4,605,565

Switzerland - 11.9%

ABB Ltd	302,792	6,868,207
Adecco Group AG	24,501	1,154,869
Baloise Holding AG	2,970	447,432
Banque Cantonale Vaudoise	1,899	184,929
Cie Financiere Richemont SA	82,883	5,345,980
EMS-Chemie Holding AG	1,101	855,370
Julius Baer Group Ltd	8,899	373,736
LafargeHolcim Ltd (XVTX)	63,105	2,780,155
Novartis AG	121,289	10,566,821
Partners Group Holding AG	775	705,787
Roche Holding AG	29,549	10,237,237
SGS SA	1,006	2,464,342
Swiss Life Holding AG	1,947	724,320
Swiss Prime Site AG	4,707	436,646
Swiss Re AG	17,264	1,338,556
Swisscom AG	2,224	1,166,268
The Swatch Group AG	4,574	918,055
The Swatch Group AG - Registered	6,251	245,824
UBS Group AG (XVTX)	151,495	1,749,624
Zurich Insurance Group AG	8,889	3,149,642

		51,713,800

United Kingdom - 11.9%

3i Group PLC	43,169	444,511
Admiral Group PLC	12,875	365,122
BP PLC	1,793,259	6,870,049
British American Tobacco PLC	209,875	8,049,298
CK Hutchison Holdings Ltd	454,868	2,945,537
Coca-Cola European Partners PLC	17,257	651,624
GlaxoSmithKline PLC	409,274	8,267,206
Imperial Brands PLC	102,858	1,958,071
Johnson Matthey PLC	23,429	610,183
Legal & General Group PLC	374,054	1,019,763
National Grid PLC	289,662	3,533,991
Pearson PLC	70,687	503,207

	Shares	Value
Prudential PLC	168,327	$2,536,361
Schroders PLC	5,547	202,453
Severn Trent PLC	21,553	659,604
SSE PLC	90,650	1,534,988
St James’s Place PLC	22,442	263,883
Standard Life Aberdeen PLC	97,549	323,248
Unilever NV	98,895	5,272,855
United Utilities Group PLC	61,367	689,565
Vodafone Group PLC	2,401,474	3,817,764
Wm Morrison Supermarkets PLC	435,990	1,027,077

		51,546,360

Total Common Stocks (Cost $466,574,396)		429,335,584

TOTAL INVESTMENTS - 99.2% (Cost $469,262,641)		431,524,837

OTHER ASSETS & LIABILITIES, NET - 0.8%		3,384,324

NET ASSETS - 100.0%		$434,909,161

Notes to Schedule of Investments

(a)	As of June 30, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	23.9%
Financial	13.9%
Industrial	13.4%
Consumer, Cyclical	11.8%
Basic Materials	11.5%
Energy	7.2%
Communications	6.1%
Utilities	5.8%
Technology	4.7%
Others (each less than 3.0%)	0.9%

99.2%
Other Assets & Liabilities, Net	0.8%

100.0%

(b)	As of June 30, 2020, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Japan	26.5%
Switzerland	11.9%
United Kingdom	11.9%
Australia	10.8%
France	8.9%
Germany	7.3%
Netherlands	4.1%
Hong Kong	4.0%
Others (each less than 3.0%)	13.8%

99.2%
Other Assets & Liabilities, Net	0.8%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

INTERNATIONAL EQUITY INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$2,189,253	$-	$2,189,253	$-
	Common Stocks
	Australia	47,013,490	-	47,013,490	-
	Austria	552,775	-	552,775	-
	Belgium	2,751,021	123,076	2,627,945	-
	Chile	621,173	-	621,173	-
	China	1,479,469	-	1,479,469	-
	Denmark	10,812,303	-	10,812,303	-
	Finland	1,264,298	-	1,264,298	-
	France	38,655,417	-	38,655,417	-
	Germany	29,401,619	-	29,401,619	-
	Hong Kong	17,320,370	548,033	16,772,337	-
	Ireland	2,388,146	-	2,388,146	-
	Israel	2,226,443	-	2,226,443	-
	Italy	7,411,789	-	7,411,789	-
	Japan	115,236,654	-	115,236,654	-
	Luxembourg	474,786	-	474,786	-
	Netherlands	18,021,202	1,987,627	16,033,575	-
	New Zealand	754,764	-	754,764	-
	Norway	1,734,337	-	1,734,337	-
	Portugal	1,515,926	-	1,515,926	-
	Singapore	8,339,001	-	8,339,001	-
	South Africa	3,254,283	-	3,254,283	-
	Spain	10,240,593	-	10,240,593	-
	Sweden	4,605,565	-	4,605,565	-
	Switzerland	51,713,800	-	51,713,800	-
	United Kingdom	51,546,360	651,624	50,894,736	-

	Total Common Stocks	429,335,584	3,310,360	426,025,224	-

	Total	$431,524,837	$3,310,360	$428,214,477	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%

Australia - 1.0%

Rio Tinto PLC	232,277	$13,071,749

Belgium - 1.3%

KBC Group NV	309,902	17,804,239

Brazil - 0.3%

Ambev SA ADR	1,704,633	4,500,231

Canada - 2.7%

Canadian National Railway Co	291,183	25,790,078
Suncor Energy Inc	609,479	10,276,204

		36,066,282

China - 1.6%

Tencent Holdings Ltd	160,500	10,284,498
Yum China Holdings Inc	235,470	11,319,043

		21,603,541

Denmark - 2.9%

Carlsberg AS ‘B’	77,800	10,316,913
Novo Nordisk AS ‘B’	435,720	28,386,170

		38,703,083

France - 18.1%

Air Liquide SA	276,464	39,973,013
Capgemini SE	149,799	17,287,020
Danone SA *	312,782	21,711,181
Dassault Systemes SE	45,604	7,916,529
Engie SA *	1,050,006	13,022,094
EssilorLuxottica SA *	117,866	15,158,550
Hermes International	4,636	3,892,420
L’Oreal SA *	55,757	17,995,368
Legrand SA	167,598	12,734,504
LVMH Moet Hennessy Louis Vuitton SE	59,107	26,095,442
Pernod Ricard SA	142,431	22,428,086
Schneider Electric SE	411,194	45,739,827

		243,954,034

Germany - 9.8%

Bayer AG	366,146	27,140,014
Beiersdorf AG	238,576	27,129,469
Deutsche Boerse AG	90,180	16,320,479
Merck KGaA	135,848	15,819,201
MTU Aero Engines AG *	37,873	6,593,708
SAP SE	278,907	38,988,241

		131,991,112

Hong Kong - 2.7%

AIA Group Ltd	3,894,351	36,441,781

India - 2.1%

Housing Development Finance Corp Ltd	451,752	10,504,191
Tata Consultancy Services Ltd	663,246	18,257,520

		28,761,711

Ireland - 0.9%

Ryanair Holdings PLC ADR *	173,166	11,487,833

Israel - 1.3%

Check Point Software Technologies Ltd *	158,756	17,055,157

	Shares	Value
Italy - 1.5%

Eni SPA	787,224	$7,546,331
Intesa Sanpaolo SPA *	6,254,442	12,019,098

		19,565,429

Japan - 15.5%

Daikin Industries Ltd	171,400	27,732,515
Denso Corp	148,700	5,831,574
FANUC Corp	20,100	3,603,325
Hitachi Ltd	601,300	19,112,214
Hoya Corp	339,900	32,548,480
Japan Tobacco Inc	635,100	11,795,555
Koito Manufacturing Co Ltd	162,800	6,586,818
Kubota Corp	1,167,500	17,464,330
Kyocera Corp	300,800	16,419,036
Olympus Corp	1,495,800	28,797,874
Shin-Etsu Chemical Co Ltd	64,100	7,522,871
SMC Corp	9,700	4,985,033
Terumo Corp	690,300	26,274,734

		208,674,359

Netherlands - 4.0%

Akzo Nobel NV	233,883	21,012,185
ING Groep NV	1,212,980	8,455,563
Koninklijke Philips NV *	286,657	13,371,890
Randstad NV	243,607	10,892,890

		53,732,528

Portugal - 0.5%

Galp Energia SGPS SA	540,385	6,268,456

Singapore - 0.9%

DBS Group Holdings Ltd	848,514	12,767,438

Spain - 1.5%

Amadeus IT Group SA	392,282	20,595,631

Sweden - 0.9%

Essity AB ‘B’ *	390,882	12,672,937

Switzerland - 15.0%

Alcon Inc *	55,863	3,209,845
Cie Financiere Richemont SA	165,422	10,669,771
Julius Baer Group Ltd	214,061	8,990,042
Nestle SA	507,474	56,263,960
Novartis AG	279,313	24,334,032
Roche Holding AG	142,844	49,488,237
Sika AG	52,843	10,186,667
UBS Group AG (XVTX)	1,771,498	20,459,129
Zurich Insurance Group AG	53,256	18,870,215

		202,471,898

Taiwan - 1.4%

Taiwan Semiconductor Manufacturing Co Ltd ADR	336,346	19,094,362

United Kingdom - 11.6%

Barclays PLC	3,755,963	5,298,909
Compass Group PLC	986,283	13,569,735
Diageo PLC	613,977	20,406,966
Experian PLC	849,428	29,813,948
Linde PLC	69,922	14,809,092
Reckitt Benckiser Group PLC	220,225	20,260,351

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
RELX PLC	1,017,239	$23,543,605
Rolls-Royce Holdings PLC *	1,757,451	6,204,881
Smiths Group PLC	482,928	8,442,503
Tesco PLC	4,971,381	13,982,819

		156,332,809

United States - 0.8%

QIAGEN NV *	252,756	10,887,458

Total Common Stocks (Cost $1,212,335,374)		1,324,504,058

	Principal Amount

SHORT-TERM INVESTMENT - 1.1%

Repurchase Agreement - 1.1%

Fixed Income Clearing Corp 0.000% due 07/01/20 (Dated 06/30/20, repurchase price of $15,057,157; collateralized by U.S. Treasury Notes: 0.125% due 04/15/25 and value $15,358,384)	$15,057,157	15,057,157

Total Short-Term Investment (Cost $15,057,157)		15,057,157

TOTAL INVESTMENTS - 99.4% (Cost $1,227,392,531)		1,339,561,215

OTHER ASSETS & LIABILITIES, NET - 0.6%		8,729,960

NET ASSETS - 100.0%		$1,348,291,175

Notes to Schedule of Investments

(a)	As of June 30, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	42.1%
Industrial	17.6%
Financial	12.5%
Technology	8.8%
Basic Materials	7.2%
Consumer, Cyclical	6.6%
Others (each less than 3.0%)	4.6%

99.4%
Other Assets & Liabilities, Net	0.6%

100.0%

(b)	As of June 30, 2020, the Fund’s composition by country of risk as a percentage of net assets was as follows:

France	18.1%
Japan	15.5%
Switzerland	15.0%
United Kingdom	11.6%
Germany	9.8%
Netherlands	4.0%
Others (each less than 3.0%)	25.4%

99.4%
Other Assets & Liabilities, Net	0.6%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$13,071,749	$-	$13,071,749	$-
	Belgium	17,804,239	-	17,804,239	-
	Brazil	4,500,231	4,500,231	-	-
	Canada	36,066,282	36,066,282	-	-
	China	21,603,541	11,319,043	10,284,498	-
	Denmark	38,703,083	-	38,703,083	-
	France	243,954,034	-	243,954,034	-
	Germany	131,991,112	-	131,991,112	-
	Hong Kong	36,441,781	-	36,441,781	-
	India	28,761,711	-	28,761,711	-
	Ireland	11,487,833	11,487,833	-	-
	Israel	17,055,157	17,055,157	-	-
	Italy	19,565,429	-	19,565,429	-
	Japan	208,674,359	-	208,674,359	-
	Netherlands	53,732,528	13,371,890	40,360,638	-
	Portugal	6,268,456	-	6,268,456	-
	Singapore	12,767,438	-	12,767,438	-
	Spain	20,595,631	-	20,595,631	-
	Sweden	12,672,937	-	12,672,937	-
	Switzerland	202,471,898	-	202,471,898	-
	Taiwan	19,094,362	19,094,362	-	-
	United Kingdom	156,332,809	16,163,162	140,169,647	-
	United States	10,887,458	10,887,458	-	-

	Total Common Stocks	1,324,504,058	139,945,418	1,184,558,640	-

	Short-Term Investment	15,057,157	-	15,057,157	-

	Total	$1,339,561,215	$139,945,418	$1,199,615,797	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%

Australia - 2.8%

Asaleo Care Ltd	700,000	$491,920
Charter Hall Long Wale REIT	200,000	596,633
Charter Hall Retail REIT	239,202	556,856
Growthpoint Properties Australia Ltd REIT	250,000	556,043
IGO Ltd	235,000	801,836
IPH Ltd	135,000	702,137
Karoon Energy Ltd *	900,000	381,316
McMillan Shakespeare Ltd	150,000	948,251
Nanosonics Ltd *	130,000	616,458
Select Harvests Ltd	150,000	655,670
Shopping Centres Australasia Property Group REIT	468,279	705,978

		7,013,098

Austria - 1.0%

ams AG *	41,293	615,619
AT&S Austria Technologie & Systemtechnik AG	35,000	631,872
BAWAG Group AG * ~	18,897	653,874
Wienerberger AG	29,215	636,439

		2,537,804

Belgium - 1.2%

AGFA-Gevaert NV *	151,230	632,124
Bekaert SA	28,000	550,471
Euronav NV	65,246	526,781
KBC Ancora *	18,000	613,930
Orange Belgium SA	37,000	603,654

		2,926,960

Canada - 10.3%

Alaris Royalty Corp	55,300	527,501
B2Gold Corp	341,700	1,943,079
Canadian Solar Inc *	36,000	693,720
Celestica Inc *	100,000	686,506
CI Financial Corp	50,000	636,049
Cogeco Inc	9,200	549,045
Corus Entertainment Inc ‘B’	184,800	389,311
Crescent Point Energy Corp (TSE)	192,500	311,948
CT REIT	60,800	608,179
Dundee Precious Metals Inc	168,400	1,108,939
Empire Co Ltd ‘A’	43,900	1,051,259
Finning International Inc	35,000	477,202
Genworth MI Canada Inc	20,000	489,246
High Liner Foods Inc	65,000	277,696
Interfor Corp *	60,000	505,598
Knight Therapeutics Inc *	141,300	730,647
Martinrea International Inc	92,900	703,456
Medical Facilities Corp	253,600	810,713
New Gold Inc *	708,200	959,847
Northland Power Inc	50,000	1,251,473
Parex Resources Inc *	69,500	837,522
Points International Ltd *	58,200	530,202
Polaris Infrastructure Inc	90,800	965,787
Precision Drilling Corp (TSE) *	248,200	188,307
Real Matters Inc *	95,500	1,862,728
Ritchie Bros Auctioneers Inc	27,000	1,099,212
SEMAFO Inc *	250,000	852,607
Seven Generations Energy Ltd ‘A’ *	115,500	257,782
TFI International Inc	30,000	1,064,894
Torex Gold Resources Inc *	66,800	1,052,484
Westshore Terminals Investment Corp	28,267	347,924
Yamana Gold Inc	350,000	1,902,622

		25,673,485

	Shares	Value
China - 1.6%

China Overseas Grand Oceans Group Ltd	1,200,000	$683,873
Gemdale Properties & Investment Corp Ltd	9,999,646	1,864,356
Greenland Hong Kong Holdings Ltd	2,300,000	821,565
S-Enjoy Service Group Co Ltd *	288,000	743,958

		4,113,752

Denmark - 2.4%

NKT AS *	28,320	635,203
Pandora AS	26,000	1,419,976
Royal Unibrew AS *	13,925	1,160,814
Scandinavian Tobacco Group AS ‘A’ ~	60,000	885,999
SimCorp AS	10,292	1,113,104
Spar Nord Bank AS *	96,488	768,995

		5,984,091

Egypt - 0.4%

Centamin PLC	450,015	1,027,238

Finland - 1.3%

Outokumpu OYJ *	228,830	655,243
Tokmanni Group Corp	50,000	741,775
Uponor Oyj	66,176	896,204
Valmet OYJ	40,408	1,059,085

		3,352,307

France - 3.1%

Atos SE *	18,609	1,595,407
CGG SA *	381,163	421,012
Criteo SA ADR *	40,000	455,600
Eiffage SA *	7,200	659,999
Elior Group SA ~	55,000	314,662
Eutelsat Communications SA	34,028	314,770
Klepierre SA REIT	30,000	599,664
Metropole Television SA *	42,000	475,089
Rexel SA *	69,000	790,818
SCOR SE *	30,000	828,547
Trigano SA	8,000	841,842
Virbac SA *	2,500	547,989

		7,845,399

Georgia - 0.1%

Bank of Georgia Group PLC *	26,000	346,694

Germany - 5.6%

Bechtle AG	6,374	1,129,732
Brenntag AG	27,000	1,431,541
Cewe Stiftung & Co KGAA	5,000	552,893
Deutsche Pfandbriefbank AG * ~	68,346	500,078
DIC Asset AG	49,644	666,960
GEA Group AG	35,000	1,110,839
Grand City Properties SA	34,695	802,434
HelloFresh SE *	31,879	1,705,363
JOST Werke AG * ~	21,000	708,985
LANXESS AG	18,000	951,867
LEG Immobilien AG	7,000	887,849
MorphoSys AG *	7,800	988,939
Software AG	15,597	629,966
TAG Immobilien AG *	53,358	1,274,401
Talanx AG *	17,641	655,615

		13,997,462

Hong Kong - 1.2%

Cowell e Holdings Inc	1,500,000	539,598
Dah Sing Financial Holdings Ltd	105,200	296,152
Hutchison Port Holdings Trust	2,500,000	240,920
Hysan Development Co Ltd	128,000	413,214

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
K Wah International Holdings Ltd	1,338,000	$579,504
Shun Tak Holdings Ltd	1,500,000	561,623
Stella International Holdings Ltd	255,000	261,531

		2,892,542

Ireland - 0.5%

Fly Leasing Ltd ADR *	62,000	509,020
ICON PLC *	3,928	661,711

		1,170,731

Israel - 1.3%

AudioCodes Ltd	39,079	1,242,321
Bezeq The Israeli Telecommunication Corp Ltd *	800,000	726,180
Gazit-Globe Ltd	68,032	322,241
Plus500 Ltd	61,988	1,011,068

		3,301,810

Italy - 2.5%

ACEA SPA	20,000	384,553
Avio SPA *	43,267	745,349
Banca Farmafactoring SPA * ~	126,270	719,461
Banca IFIS SPA *	53,387	515,783
Banca Sistema SPA ~	300,000	492,939
Cerved Group SPA *	90,000	647,329
Enav SPA ~	130,000	587,246
Esprinet SPA *	156,178	663,301
Reply SPA	9,804	795,590
Sesa SPA	13,772	835,725

		6,387,276

Japan - 24.6%

Ai Holdings Corp	35,000	506,188
Altech Corp	39,000	689,730
Aoyama Trading Co Ltd	42,000	286,655
ASKUL Corp	20,000	642,398
Capcom Co Ltd	32,000	1,171,317
Cawachi Ltd	37,000	955,662
Cybernet Systems Co Ltd	97,600	607,948
Denka Co Ltd	31,500	772,059
Dexerials Corp	85,000	670,069
DMG Mori Co Ltd	60,500	739,254
Doshisha Co Ltd	38,000	575,192
Eagle Industry Co Ltd	60,000	402,944
Enigmo Inc	74,900	925,033
EPS Holdings Inc	50,000	480,088
Exedy Corp	30,000	447,844
FCC Co Ltd	34,900	600,033
Financial Products Group Co Ltd	71,600	396,725
Foster Electric Co Ltd	64,700	633,269
Fuji Media Holdings Inc	49,000	473,682
FULLCAST Holdings Co Ltd	30,000	400,200
Furukawa Co Ltd	51,000	519,879
Furyu Corp	68,100	654,941
Fuyo General Lease Co Ltd	15,000	835,785
Glory Ltd	25,200	574,823
Gunze Ltd	14,800	550,006
Ichikoh Industries Ltd	83,300	380,700
Invincible Investment Corp REIT	1,400	363,388
IR Japan Holdings Ltd	12,000	1,264,605
Itfor Inc	128,100	908,101
Itochu Enex Co Ltd	53,100	431,476
Japan Aviation Electronics Industry Ltd	46,500	629,273
Kaken Pharmaceutical Co Ltd	13,800	706,712
Kamigumi Co Ltd	31,000	609,661
Kenedix Inc	165,000	815,467
Kinden Corp	40,000	661,077
Kintetsu World Express Inc	67,000	1,157,008
Kissei Pharmaceutical Co Ltd	22,000	555,814
Kito Corp	42,600	534,260

	Shares	Value
Kozo Keikaku Engineering Inc	22,200	$546,255
Kyoei Steel Ltd	37,800	456,068
KYORIN Holdings Inc	25,500	522,221
Kyudenko Corp	25,700	758,606
Marvelous Inc	48,000	312,746
Meitec Corp	18,400	890,213
Mitsubishi Gas Chemical Co Inc	45,000	684,425
Mitsui E&S Holdings Co Ltd *	69,000	266,346
Mitsui Matsushima Holdings Co Ltd	48,300	379,913
Mochida Pharmaceutical Co Ltd	20,000	745,272
Morinaga & Co Ltd	20,900	811,611
NichiiGakkan Co Ltd	63,759	986,411
Nippon Carbon Co Ltd	15,000	481,112
Nippon Electric Glass Co Ltd	24,700	387,994
Nippon Gas Co Ltd	20,000	859,939
Nishio Rent All Co Ltd	24,000	495,956
Noevir Holdings Co Ltd	15,000	641,287
NS Solutions Corp	19,600	536,172
Obara Group Inc	20,000	610,119
Okamoto Industries Inc	19,000	700,825
Optorun Co Ltd	26,400	618,769
OSJB Holdings Corp	265,200	569,900
PAL GROUP Holdings Co Ltd	40,000	482,512
Press Kogyo Co Ltd	160,000	434,778
Prima Meat Packers Ltd	28,000	751,986
Relia Inc	78,000	726,435
Roland DG Corp	40,000	459,865
Ryosan Co Ltd	27,300	562,739
Sangetsu Corp	40,000	566,411
Sanki Engineering Co Ltd	50,300	576,598
Sankyu Inc	17,800	670,894
Sanwa Holdings Corp	81,000	727,914
Sawai Pharmaceutical Co Ltd	14,400	740,133
Seikagaku Corp	55,000	577,809
Seven Bank Ltd	360,900	989,166
Shindengen Electric Manufacturing Co Ltd	13,700	273,909
Shinoken Group Co Ltd	78,400	634,093
Ship Healthcare Holdings Inc	25,700	1,075,574
Starts Corp Inc	29,100	597,329
Starts Proceed Investment Corp REIT	321	611,582
Sumitomo Mitsui Construction Co Ltd	111,800	487,528
Sumitomo Osaka Cement Co Ltd	18,800	662,419
Sumitomo Seika Chemicals Co Ltd	20,000	651,501
T-Gaia Corp	23,700	447,955
Takara Leben Co Ltd	152,800	512,357
Tama Home Co Ltd	53,000	606,014
Tamron Co Ltd	35,100	607,153
The Okinawa Electric Power Co Inc	57,802	962,655
Toho Zinc Co Ltd *	18,600	266,323
Tokai Rika Co Ltd	36,300	528,169
Tokyo Electron Device Ltd	25,300	843,824
Tokyo Steel Manufacturing Co Ltd	100,000	575,892
Tokyu Construction Co Ltd	47,300	245,742
Tosei Corp	64,700	684,411
Towa Pharmaceutical Co Ltd	32,000	592,689
Toyo Corp	68,500	631,140
Ube Industries Ltd	25,100	432,587
Warabeya Nichiyo Holdings Co Ltd	35,500	559,492
Yamaguchi Financial Group Inc	122,200	750,940
Yamaichi Electronics Co Ltd	66,000	864,792
Yurtec Corp	85,000	517,560

		61,682,296

Jordan - 0.4%

Hikma Pharmaceuticals PLC	36,367	997,951

Luxembourg - 0.3%

APERAM SA	30,637	858,889

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value

Netherlands - 3.0%

ASM International NV	10,767	$1,657,543
ASR Nederland NV	46,487	1,430,281
BE Semiconductor Industries NV	26,128	1,158,508
Heijmans NV *	39,328	296,039
Intertrust NV ~	25,373	432,159
NSI NV REIT	18,000	694,788
SBM Offshore NV	59,625	878,605
Signify NV * ~	33,964	873,214

		7,421,137

Norway - 0.9%

Europris ASA ~	183,267	888,450
Grieg Seafood ASA	55,000	565,391
SpareBank 1 SMN	92,123	753,373

		2,207,214

Singapore - 1.2%

AEM Holdings Ltd	396,800	903,308
First Real Estate Investment Trust REIT	800,000	401,496
Hi-P International Ltd	700,000	537,865
SPH REIT	850,000	536,496
UMS Holdings Ltd	941,900	612,083

		2,991,248

South Korea - 4.9%

Binggrae Co Ltd	12,000	604,173
Cheil Worldwide Inc	44,787	618,159
Daesang Corp	26,222	568,711
Dong-A ST Co Ltd	9,000	651,190
DY POWER Corp	50,000	430,458
F&F Co Ltd	7,482	577,312
Huchems Fine Chemical Corp	33,363	444,491
Hyundai Wia Corp	16,529	481,221
i-SENS Inc	30,880	650,201
InBody Co Ltd	28,988	387,910
INTOPS Co Ltd	42,000	390,105
JW Life Science Corp	30,788	493,967
Korea Petrochemical Ind Co Ltd	4,081	386,880
Korean Reinsurance Co	90,000	553,496
Kumho Petrochemical Co Ltd	10,034	627,518
LG Hausys Ltd	13,514	727,726
LOTTE Fine Chemical Co Ltd	17,952	518,166
MagnaChip Semiconductor Corp *	50,000	515,000
Seegene Inc	8,500	791,612
SK Discovery Co Ltd	25,102	824,004
Tovis Co Ltd	80,000	445,834
Value Added Technology Co Ltd	30,000	511,176

		12,199,310

Spain - 3.4%

Acerinox SA	80,882	657,588
Atlantica Sustainable Infrastructure PLC	23,575	686,032
Cia de Distribucion Integral Logista Holdings SA	35,000	655,693
Enagas SA	56,870	1,391,241
Ercros SA *	222,807	450,589
Faes Farma SA	175,000	713,504
Lar Espana Real Estate Socimi SA REIT	60,000	313,119
Merlin Properties Socimi SA REIT	80,000	666,660
Sacyr SA	284,402	592,508
Talgo SA * ~	71,185	339,235
Tecnicas Reunidas SA *	25,910	396,608
Vidrala SA	5,624	536,294
Viscofan SA	16,000	1,044,405

		8,443,476

Sweden - 4.9%

Axfood AB	30,000	655,861
Betsson AB *	103,414	720,979

	Shares	Value
Bilia AB ‘A’ *	60,000	$486,177
Eolus Vind AB ‘B’	52,008	703,524
Evolution Gaming Group AB ~	31,700	1,882,842
Inwido AB *	89,483	624,364
JM AB	32,399	733,212
Lindab International AB	60,000	707,230
Nyfosa AB *	40,000	274,530
Orexo AB *	75,000	598,221
Resurs Holding AB ~	120,000	495,018
Sectra AB ‘B’ *	13,000	740,795
Sweco AB ‘B’	30,000	1,354,187
Tethys Oil AB	70,000	343,872
Trelleborg AB ‘B’ *	45,000	660,230
Wihlborgs Fastigheter AB	73,057	1,201,745

		12,182,787

Switzerland - 7.0%

Adecco Group AG	27,000	1,272,661
ALSO Holding AG	3,586	880,883
Baloise Holding AG	8,379	1,262,300
BKW AG	11,688	1,049,360
Cembra Money Bank AG	11,323	1,106,859
CRISPR Therapeutics AG *	15,000	1,102,350
Forbo Holding AG	541	785,367
Galenica AG ~	16,776	1,202,760
Helvetia Holding AG	9,880	925,458
Huber & Suhner AG	8,000	562,567
Interroll Holding AG	350	708,076
Julius Baer Group Ltd	20,000	839,951
Landis&Gyr Group AG	10,335	669,503
Logitech International SA	27,327	1,790,721
PSP Swiss Property AG	11,608	1,307,476
Sonova Holding AG	7,046	1,410,434
Sulzer AG	7,500	601,494

		17,478,220

United Kingdom - 11.8%

4imprint Group PLC	17,000	518,285
Aggreko PLC	68,575	377,125
Auto Trader Group PLC ~	168,237	1,095,350
B&M European Value Retail SA	200,000	984,481
Balfour Beatty PLC	268,708	865,091
Bellway PLC	42,262	1,331,094
boohoo Group PLC *	200,000	1,024,184
Dart Group PLC	80,000	831,220
Derwent London PLC REIT	24,599	846,176
Dialog Semiconductor PLC *	31,602	1,444,484
Drax Group PLC	216,457	690,809
Empiric Student Property PLC REIT	400,000	288,406
Fevertree Drinks PLC	31,623	801,626
Great Portland Estates PLC REIT	95,480	748,022
Gulf Keystone Petroleum Ltd	300,000	331,712
Howden Joinery Group PLC	170,000	1,163,849
IG Group Holdings PLC	101,214	1,022,070
IMI PLC	85,000	969,742
Inchcape PLC	121,257	736,903
Intermediate Capital Group PLC	78,231	1,248,083
Jupiter Fund Management PLC	180,000	570,748
Keller Group PLC	149,796	1,176,782
Man Group PLC	467,071	756,176
Mitchells & Butlers PLC *	300,000	698,587
Paragon Banking Group PLC	185,000	803,613
QinetiQ Group PLC	185,000	681,437
Quilter PLC ~	500,000	860,474
Reach PLC	386,654	371,085
Redrow PLC	141,301	753,568
Rightmove PLC	163,484	1,105,077
Rotork PLC	230,000	796,031
Spirent Communications PLC	313,621	938,317
Stagecoach Group PLC	350,000	259,269

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Tate & Lyle PLC	139,478	$1,153,026
Team17 Group PLC *	90,000	610,009
Vistry Group PLC	64,001	563,739

		29,416,650

United States - 1.6%

Argonaut Gold Inc *	432,300	815,180
Caesarstone Ltd	45,000	533,250
CyberArk Software Ltd *	9,500	943,065
IMAX Corp *	38,500	431,585
Inmode Ltd *	29,400	832,608
Oxford Immunotec Global PLC *	40,000	520,000

		4,075,688

Total Common Stocks (Cost $251,750,516)		248,525,515

TOTAL INVESTMENTS - 99.3% (Cost $251,750,516)		248,525,515

OTHER ASSETS & LIABILITIES, NET - 0.7%		1,776,400

NET ASSETS - 100.0%		$250,301,915

Notes to Schedule of Investments

(a)	As of June 30, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	20.3%
Industrial	19.7%
Consumer, Non-Cyclical	17.7%
Consumer, Cyclical	12.1%
Basic Materials	9.3%
Technology	8.6%
Communications	6.1%
Others (each less than 3.0%)	5.5%

99.3%
Other Assets & Liabilities, Net	0.7%

100.0%

(b)	As of June 30, 2020, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Japan	24.6%
United Kingdom	11.8%
Canada	10.3%
Switzerland	7.0%
Germany	5.6%
South Korea	4.9%
Sweden	4.9%
Spain	3.4%
France	3.1%
Netherlands	3.0%
Others (each less than 3.0%)	20.7%

99.3%
Other Assets & Liabilities, Net	0.7%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$7,013,098	$-	$7,013,098	$-
	Austria	2,537,804	636,439	1,901,365	-
	Belgium	2,926,960	-	2,926,960	-
	Canada	25,673,485	25,673,485	-	-
	China	4,113,752	-	4,113,752	-
	Denmark	5,984,091	-	5,984,091	-
	Egypt	1,027,238	-	1,027,238	-
	Finland	3,352,307	-	3,352,307	-
	France	7,845,399	455,600	7,389,799	-
	Georgia	346,694	-	346,694	-
	Germany	13,997,462	708,985	13,288,477	-
	Hong Kong	2,892,542	-	2,892,542	-
	Ireland	1,170,731	1,170,731	-	-
	Israel	3,301,810	1,242,321	2,059,489	-
	Italy	6,387,276	-	6,387,276	-
	Japan	61,682,296	-	61,682,296	-
	Jordan	997,951	-	997,951	-
	Luxembourg	858,889	-	858,889	-
	Netherlands	7,421,137	728,198	6,692,939	-
	Norway	2,207,214	-	2,207,214	-
	Singapore	2,991,248	-	2,991,248	-
	South Korea	12,199,310	515,000	11,684,310	-
	Spain	8,443,476	2,043,556	6,399,920	-
	Sweden	12,182,787	-	12,182,787	-
	Switzerland	17,478,220	1,102,350	16,375,870	-
	United Kingdom	29,416,650	1,786,791	27,629,859	-
	United States	4,075,688	4,075,688	-	-

	Total Common Stocks	248,525,515	40,139,144	208,386,371	-

	Total Assets	248,525,515	40,139,144	208,386,371	-

Liabilities	Due to Custodian (Line of Credit)	(69,743)	-	(69,743)	-

	Total Liabilities	(69,743)	-	(69,743)	-

	Total	$248,455,772	$40,139,144	$208,316,628	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.9%

Argentina - 0.3%

YPF SA ADR	432,651	$2,487,743

Austria - 0.5%

Erste Group Bank AG *	202,088	4,772,858

Belgium - 0.8%

Ageas SA NV	202,636	7,181,361

Canada - 3.4%

ARC Resources Ltd	418,675	1,406,274
Barrick Gold Corp (TSE)	597,515	16,077,801
Cameco Corp (NYSE)	283,186	2,902,657
Kinross Gold Corp *	1,036,404	7,482,837
Tourmaline Oil Corp	224,614	1,963,883

		29,833,452

China - 4.3%

China Mobile Ltd	1,609,637	10,868,357
China Telecom Corp Ltd ‘H’	29,563,460	8,304,275
China Unicom Hong Kong Ltd	18,069,265	9,831,405
Dongfeng Motor Group Co Ltd ‘H’	14,207,026	8,568,165

		37,572,202

Denmark - 1.5%

AP Moller - Maersk AS ‘B’	10,607	12,431,472
The Drilling Co of 1972 A/S *	16,079	340,929

		12,772,401

Finland - 1.6%

Nokia OYJ (OMXH)	3,132,572	13,688,913

France - 12.6%

AXA SA	476,410	10,025,056
BNP Paribas SA *	331,474	13,243,711
Cie de Saint-Gobain *	599,608	21,634,417
Dassault Aviation SA *	2,215	2,032,256
Engie SA *	1,063,353	13,187,622
Renault SA *	227,527	5,823,238
Rexel SA *	998,461	11,443,497
SCOR SE *	128,556	3,550,492
Societe Generale SA *	476,872	7,973,146
TOTAL SA	559,007	21,554,420

		110,467,855

Germany - 2.2%

CECONOMY AG *	681,238	2,376,917
Daimler AG	326,320	13,275,956
METRO AG	220,241	2,090,128
Salzgitter AG *	79,980	1,125,404

		18,868,405

Hong Kong - 0.8%

CK Asset Holdings Ltd	1,179,241	7,071,661

India - 1.1%

Canara Bank *	1,752,845	2,340,465
NTPC Ltd	661,557	841,665
Oil & Natural Gas Corp Ltd	2,955,006	3,208,649
Zee Entertainment Enterprises Ltd	1,421,943	3,230,284

		9,621,063

	Shares	Value
Indonesia - 0.3%

P.T. Bank Mandiri Persero Tbk ADR	344,017	$2,322,115

Ireland - 0.9%

AIB Group PLC *	2,899,144	3,660,576
Bank of Ireland Group PLC *	2,078,680	4,283,161

		7,943,737

Italy - 4.3%

Assicurazioni Generali SPA	431,795	6,559,078
BPER Banca *	721,575	1,803,867
Eni SPA	1,452,426	13,922,960
Saipem SPA	1,760,830	4,418,113
UniCredit SPA *	1,201,457	11,088,502

		37,792,520

Japan - 27.5%

Benesse Holdings Inc	35,739	958,506
Canon Inc	209,935	4,187,788
Chiyoda Corp *	401,833	1,060,666
Citizen Watch Co Ltd	949,426	3,094,938
Dai-ichi Life Holdings Inc	610,337	7,305,734
DeNA Co Ltd	372,558	4,651,495
Eisai Co Ltd	65,126	5,174,187
Fuji Media Holdings Inc	211,636	2,045,883
Fujitsu Ltd	51,305	6,006,960
Gree Inc	860,226	3,697,562
Hino Motors Ltd	818,080	5,550,342
Honda Motor Co Ltd	831,187	21,273,110
Inpex Corp	1,335,557	8,339,564
Isuzu Motors Ltd	639,330	5,809,807
JGC Holdings Corp	729,688	7,694,505
JSR Corp	299,745	5,815,015
Mitsubishi Estate Co Ltd	502,616	7,489,892
Mitsubishi Heavy Industries Ltd	156,500	3,694,978
Mitsubishi Motors Corp	1,403,989	3,479,685
Mitsubishi UFJ Financial Group Inc	3,926,585	15,453,170
Nikon Corp	639,249	5,368,617
Nippon Television Holdings Inc	399,720	4,329,358
Nissan Motor Co Ltd	1,652,711	6,128,991
Nitto Denko Corp	150,184	8,513,953
Nomura Holdings Inc	1,483,038	6,664,160
Resona Holdings Inc	2,764,290	9,459,098
Shimamura Co Ltd	139,497	9,448,416
Sumitomo Mitsui Financial Group Inc	519,342	14,656,762
Sumitomo Mitsui Trust Holdings Inc	342,414	9,649,352
T&D Holdings Inc	1,538,506	13,214,543
Takeda Pharmaceutical Co Ltd	465,025	16,707,388
THK Co Ltd	241,541	6,013,788
Z Holdings Corp	1,553,278	7,623,057

		240,561,270

Luxembourg - 0.5%

RTL Group SA	123,242	3,953,939

Malaysia - 0.4%

CIMB Group Holdings Bhd	4,297,373	3,585,028

Netherlands - 4.7%

ABN AMRO Bank NV CVA ~	965,145	8,305,692
ING Groep NV	1,834,075	12,785,154
PostNL NV	1,827,429	3,941,017
Royal Dutch Shell PLC ‘B’	1,050,635	15,927,938

		40,959,801

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Norway - 2.1%

Equinor ASA	638,680	$9,200,612
Norsk Hydro ASA *	3,191,600	8,904,188

		18,104,800

Russia - 2.2%

Gazprom PJSC ADR (OTC)	4,716	25,561
Gazprom PJSC ADR (SEAQ)	1,378,162	7,441,975
LUKOIL PJSC ADR (OTC)	209	15,512
LUKOIL PJSC ADR (SEAQ)	36,426	2,707,694
Sberbank of Russia PJSC ADR (SEAQ)	440,592	5,008,537
VEON Ltd ADR	2,132,065	3,837,717

		19,036,996

South Africa - 2.4%

Anglo American PLC	402,749	9,284,657
Gold Fields Ltd ADR	739,478	6,951,093
Impala Platinum Holdings Ltd	333,405	2,245,337
MTN Group Ltd	833,786	2,553,586

		21,034,673

South Korea - 3.7%

Hankook Tire & Technology Co Ltd	208,672	4,318,731
KB Financial Group Inc	346,198	9,800,723
KT Corp ADR	1,014,593	9,882,136
Shinhan Financial Group Co Ltd	350,809	8,477,723

		32,479,313

Spain - 1.2%

CaixaBank SA (SIBE)	4,864,334	10,406,206

Switzerland - 6.2%

Adecco Group AG	307,067	14,473,780
Julius Baer Group Ltd	124,764	5,239,785
LafargeHolcim Ltd (XVTX)	371,438	16,364,080
UBS Group AG (XVTX)	1,564,527	18,068,810

		54,146,455

Taiwan - 1.0%

Innolux Corp *	17,272,940	4,652,706
Shin Kong Financial Holding Co Ltd	12,723,359	3,727,227

		8,379,933

Thailand - 0.8%

Kasikornbank PCL	844,327	2,552,375
Kasikornbank PCL NVDR	1,538,143	4,666,423

		7,218,798

United Kingdom - 9.3%

Babcock International Group PLC	1,327,036	5,085,918
BP PLC	3,621,847	13,875,445
BT Group PLC	4,744,722	6,710,217
Centrica PLC	6,538,185	3,106,613
J Sainsbury PLC	4,507,270	11,664,621
Kingfisher PLC	3,669,939	10,096,685
Land Securities Group PLC REIT	545,109	3,724,520
Marks & Spencer Group PLC	2,470,212	3,029,140
Standard Chartered PLC	2,006,203	10,875,217
The British Land Co PLC REIT	813,947	3,893,487
WPP PLC	1,207,003	9,410,174

		81,472,037

United States - 0.3%

Ovintiv Inc	262,202	2,493,391

Total Common Stocks (Cost $1,104,187,236)		846,228,926

	Shares	Value
EXCHANGE-TRADED FUND - 0.4%

iShares Core MSCI EAFE	60,562	$3,461,724

Total Exchange-Traded Fund (Cost $3,618,694)		3,461,724

	Principal Amount

SHORT-TERM INVESTMENT - 1.7%

Repurchase Agreement - 1.7%

Fixed Income Clearing Corp 0.000% due 07/01/20 (Dated 06/30/20, repurchase price of $14,913,653; collateralized by U.S. Treasury Notes: 2.250% due 12/31/24 and value $15,212,033)	$14,913,653	14,913,653

Total Short-Term Investment (Cost $14,913,653)		14,913,653

TOTAL INVESTMENTS - 99.0% (Cost $1,122,719,583)		864,604,303

OTHER ASSETS & LIABILITIES, NET - 1.0%		8,782,883

NET ASSETS - 100.0%		$873,387,186

Notes to Schedule of Investments

(a)	As of June 30, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	32.2%
Consumer, Cyclical	13.0%
Energy	12.5%
Communications	11.0%
Industrial	9.9%
Basic Materials	7.3%
Consumer, Non-Cyclical	6.4%
Others (each less than 3.0%)	6.7%

99.0%
Other Assets & Liabilities, Net	1.0%

100.0%

(b)	As of June 30, 2020, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Japan	27.5%
France	12.6%
United Kingdom	9.3%
Switzerland	6.2%
Netherlands	4.7%
Italy	4.3%
China	4.3%
South Korea	3.7%
Canada	3.4%
Others (each less than 3.0%)	23.0%

99.0%
Other Assets & Liabilities, Net	1.0%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Argentina	$2,487,743	$2,487,743	$-	$-
	Austria	4,772,858	-	4,772,858	-
	Belgium	7,181,361	-	7,181,361	-
	Canada	29,833,452	29,833,452	-	-
	China	37,572,202	-	37,572,202	-
	Denmark	12,772,401	-	12,772,401	-
	Finland	13,688,913	-	13,688,913	-
	France	110,467,855	-	110,467,855	-
	Germany	18,868,405	-	18,868,405	-
	Hong Kong	7,071,661	-	7,071,661	-
	India	9,621,063	-	9,621,063	-
	Indonesia	2,322,115	2,322,115	-	-
	Ireland	7,943,737	-	7,943,737	-
	Italy	37,792,520	-	37,792,520	-
	Japan	240,561,270	-	240,561,270	-
	Luxembourg	3,953,939	-	3,953,939	-
	Malaysia	3,585,028	-	3,585,028	-
	Netherlands	40,959,801	-	40,959,801	-
	Norway	18,104,800	-	18,104,800	-
	Russia	19,036,996	3,878,790	15,158,206	-
	South Africa	21,034,673	6,951,093	14,083,580	-
	South Korea	32,479,313	9,882,136	22,597,177	-
	Spain	10,406,206	-	10,406,206	-
	Switzerland	54,146,455	-	54,146,455	-
	Taiwan	8,379,933	-	8,379,933	-
	Thailand	7,218,798	-	7,218,798	-
	United Kingdom	81,472,037	-	81,472,037	-
	United States	2,493,391	2,493,391	-	-

	Total Common Stocks	846,228,926	57,848,720	788,380,206	-

	Exchange-Traded Fund	3,461,724	3,461,724	-	-
	Short-Term Investment	14,913,653	-	14,913,653	-

	Total	$864,604,303	$61,310,444	$803,293,859	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.1%

Consumer, Non-Cyclical - 98.7%

Abbott Laboratories	201,534	$18,426,254
ABIOMED Inc *	9,188	2,219,453
ACADIA Pharmaceuticals Inc *	9,030	437,684
Acceleron Pharma Inc *	32,755	3,120,569
Agios Pharmaceuticals Inc *	21,196	1,133,562
Alcon Inc * (Switzerland)	99,213	5,686,889
Alector Inc *	18,727	457,688
Alexion Pharmaceuticals Inc *	22,323	2,505,534
Allakos Inc *	26,326	1,891,786
Allogene Therapeutics Inc *	6,829	292,418
Alnylam Pharmaceuticals Inc *	27,007	4,000,007
Amedisys Inc *	15,548	3,086,900
AmerisourceBergen Corp	11,896	1,198,760
Amgen Inc	51,560	12,160,942
Anthem Inc	33,388	8,780,376
Apellis Pharmaceuticals Inc *	20,019	653,821
Arcutis Biotherapeutics Inc *	9,909	299,648
Arena Pharmaceuticals Inc *	27,019	1,700,846
AstraZeneca PLC (United Kingdom)	13,549	1,410,104
Atreca Inc ‘A’ *	17,423	370,761
Avantor Inc *	121,214	2,060,638
Baxter International Inc	106,998	9,212,528
Becton Dickinson and Co	26,591	6,362,429
Biogen Inc *	9,470	2,533,698
BioMarin Pharmaceutical Inc *	49,665	6,125,681
Blueprint Medicines Corp *	8,572	668,616
Boston Scientific Corp *	317,267	11,139,244
Bristol-Myers Squibb Co	139,881	8,225,003
Cardinal Health Inc	21,235	1,108,255
Centene Corp *	73,802	4,690,117
ChemoCentryx Inc *	6,565	377,750
Cigna Corp	45,396	8,518,559
Corbus Pharmaceuticals Holdings Inc *	26,081	218,820
Dicerna Pharmaceuticals Inc *	12,595	319,913
Edwards Lifesciences Corp *	134,980	9,328,468
Eidos Therapeutics Inc *	8,403	400,571
Eisai Co Ltd (Japan)	26,500	2,105,395
Eli Lilly & Co	63,487	10,423,296
Encompass Health Corp	33,393	2,068,028
Envista Holdings Corp *	31,973	674,311
FibroGen Inc *	5,014	203,217
Galapagos NV ADR * (Belgium)	6,142	1,211,755
Genfit ADR * (France)	6,375	35,318
Genmab AS * (Denmark)	12,524	4,223,005
Genmab AS ADR * (Denmark)	37,530	1,271,892
Gilead Sciences Inc	65,529	5,041,801
GlaxoSmithKline PLC (United Kingdom)	84,509	1,707,055
Halozyme Therapeutics Inc *	26,791	718,267
Hansoh Pharmaceutical Group Co Ltd * ~ (China)	774,507	3,662,963
Hua Medicine * ~ (China)	334,500	305,562
Humana Inc	27,897	10,817,062
Illumina Inc *	12,352	4,574,563
Immunomedics Inc *	28,017	992,922
Immunovant Inc *	29,501	718,349
Incyte Corp *	20,808	2,163,408
Intellia Therapeutics Inc *	11,822	248,498
Intuitive Surgical Inc *	12,062	6,873,289
Iovance Biotherapeutics Inc *	26,500	727,425
IQVIA Holdings Inc *	22,045	3,127,745
Johnson & Johnson	134,117	18,860,874
Kodiak Sciences Inc *	7,708	417,157
Krystal Biotech Inc *	4,326	179,183
LHC Group Inc *	16,858	2,938,687
Livongo Health Inc *	28,019	2,106,749
Masimo Corp *	25,656	5,849,311

	Shares	Value
McKesson Corp	5,210	$799,318
Medtronic PLC	118,599	10,875,528
Merck & Co Inc	89,477	6,919,256
Merck KGaA (Germany)	21,836	2,542,754
Mersana Therapeutics Inc *	49,042	1,147,583
Mirati Therapeutics Inc *	4,448	507,828
Molecular Templates Inc *	18,880	260,355
MyoKardia Inc *	5,850	565,227
Nektar Therapeutics *	20,913	484,345
Neurocrine Biosciences Inc *	28,221	3,442,962
Nevro Corp *	13,767	1,644,743
Passage Bio Inc *	7,208	196,995
Pfizer Inc	265,369	8,677,566
PPD Inc *	68,320	1,830,976
Principia Biopharma Inc *	4,283	256,081
Quest Diagnostics Inc	10,887	1,240,683
RAPT Therapeutics Inc *	7,339	212,978
Reata Pharmaceuticals Inc ‘A’ *	2,403	374,916
Regeneron Pharmaceuticals Inc *	10,800	6,735,420
ResMed Inc	21,704	4,167,168
Roche Holding AG (Switzerland)	10,452	3,621,091
Royalty Pharma PLC ‘A’ *	13,430	652,027
Sanofi (France)	59,100	6,027,287
Sanofi ADR (France)	46,250	2,361,062
Sarepta Therapeutics Inc *	7,480	1,199,343
Seattle Genetics Inc *	54,111	9,194,541
SI-BONE Inc *	4,104	65,418
Silk Road Medical Inc *	8,105	339,518
Stryker Corp	52,450	9,450,965
Syndax Pharmaceuticals Inc *	937	13,886
Teladoc Health Inc *	33,770	6,444,667
Teleflex Inc	16,134	5,872,453
Thermo Fisher Scientific Inc	32,221	11,674,957
Tricida Inc *	11,556	317,559
UnitedHealth Group Inc	96,157	28,361,507
Urovant Sciences Ltd * (United Kingdom)	7,070	69,569
Varian Medical Systems Inc *	37,083	4,543,409
Vertex Pharmaceuticals Inc *	35,457	10,293,522
Vir Biotechnology Inc *	10,814	443,050
WuXi AppTec Co Ltd ‘H’ ~ (China)	201,712	2,634,290
Wuxi Biologics Cayman Inc * ~ (China)	102,000	1,872,272
Zoetis Inc	47,069	6,450,336

		400,156,790

Diversified - 0.1%

ARYA Sciences Acquisition Corp II UNIT *	10,968	127,229
Longview Acquisition Corp UNIT *	31,158	314,696

		441,925

Industrial - 0.3%

Agilent Technologies Inc	11,877	1,049,570

Total Common Stocks (Cost $291,123,906)		401,648,285

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.1%

Repurchase Agreement - 0.1%

Fixed Income Clearing Corp 0.000% due 07/01/20 (Dated 06/30/20, repurchase price of $389,150; collateralized by U.S. Treasury Notes: 0.125% due 04/15/25 and value $397,007)	$389,150	$389,150

Total Short-Term Investment (Cost $389,150)		389,150

TOTAL INVESTMENTS - 99.2% (Cost $291,513,056)		402,037,435

OTHER ASSETS & LIABILITIES, NET - 0.8%		3,329,555

NET ASSETS - 100.0%		$405,366,990

Notes to Schedule of Investments

(a)	As of June 30, 2020, the Fund’s composition by health care sector as a percentage of net assets was as follows:

Medical-Biomedical/Gene	22.4%
Medical-Drugs	21.5%
Medical-HMO	13.0%
Medical Products	12.8%
Medical Instruments	10.9%
Medical Labs & Testing Service	4.3%
Diagnostic Equipment	3.4%
Others (each less than 3.0%)	10.8%

99.1%
Short-Term Investment	0.1%
Other Assets & Liabilities, Net	0.8%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer, Non-Cyclical	$400,156,790	$370,350,574	$29,806,216	$-
	Diversified	441,925	441,925	-	-
	Industrial	1,049,570	1,049,570	-	-

	Total Common Stocks	401,648,285	371,842,069	29,806,216	-

	Short-Term Investment	389,150	-	389,150	-

	Total	$402,037,435	$371,842,069	$30,195,366	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

REAL ESTATE PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%

Consumer, Cyclical - 0.7%

Choice Hotels International Inc	27,260	$2,150,814
Hilton Worldwide Holdings Inc	13,657	1,003,107

		3,153,921

Financial - 98.7%

Alexandria Real Estate Equities Inc REIT	96,234	15,613,967
American Assets Trust Inc REIT	89,182	2,482,827
American Campus Communities Inc REIT	38,775	1,355,574
American Homes 4 Rent ‘A’ REIT	677,289	18,219,074
American Tower Corp REIT	52,442	13,558,355
Apartment Investment & Management Co ‘A’ REIT	271,521	10,220,050
AvalonBay Communities Inc REIT	188,226	29,107,269
Boston Properties Inc REIT	100,198	9,055,895
Brandywine Realty Trust REIT	229,064	2,494,507
Camden Property Trust REIT	81,472	7,431,876
CoreSite Realty Corp REIT	58,483	7,079,952
Cousins Properties Inc REIT	295,680	8,820,134
CubeSmart REIT	263,584	7,114,132
CyrusOne Inc REIT	103,865	7,556,179
DiamondRock Hospitality Co REIT	318,090	1,759,038
Digital Realty Trust Inc REIT	24,714	3,512,107
Equinix Inc REIT	63,965	44,922,620
Equity LifeStyle Properties Inc REIT	158,330	9,892,458
Equity Residential REIT	108,455	6,379,323
Essential Properties Realty Trust Inc REIT	248,974	3,694,774
Essex Property Trust Inc REIT	70,479	16,151,672
Extra Space Storage Inc REIT	107,941	9,970,510
First Industrial Realty Trust Inc REIT	118,494	4,554,909
Healthcare Trust of America Inc ‘A’ REIT	540,545	14,335,253
Healthpeak Properties Inc REIT	311,842	8,594,366
Invitation Homes Inc REIT	941,526	25,920,211
Kilroy Realty Corp REIT	103,363	6,067,408
Park Hotels & Resorts Inc REIT	378,810	3,746,431
Prologis Inc REIT	524,856	48,984,811
PS Business Parks Inc REIT	5,348	708,075
Public Storage REIT	21,976	4,216,975
Regency Centers Corp REIT	197,343	9,056,070
Rexford Industrial Realty Inc REIT	158,776	6,578,090
Sabra Health Care REIT Inc	395,173	5,702,346
Simon Property Group Inc REIT	66,982	4,580,229
STORE Capital Corp REIT	510,337	12,151,124
Sun Communities Inc REIT	110,971	15,056,545
Taubman Centers Inc REIT	24,178	912,961
Terreno Realty Corp REIT	186,830	9,834,731
VICI Properties Inc REIT	369,912	7,468,523
Welltower Inc REIT	389,638	20,163,767
Weyerhaeuser Co REIT	109,577	2,461,099

		447,486,217

Total Common Stocks (Cost $446,372,754)		450,640,138

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.4%

Repurchase Agreement - 0.4%

Fixed Income Clearing Corp 0.000% due 07/01/20 (Dated 06/30/20, repurchase price of $1,627,515; collateralized by U.S. Treasury Notes: 0.250% due 01/15/25 and value $1,660,070)	$1,627,515	$1,627,515

Total Short-Term Investment (Cost $1,627,515)		1,627,515

TOTAL INVESTMENTS - 99.8% (Cost $448,000,269)		452,267,653

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,081,919

NET ASSETS - 100.0%		$453,349,572

Notes to Schedule of Investments

(a)	As of June 30, 2020, the Fund’s composition by real estate sector as a percentage of net assets was as follows:

REITS-Apartments	25.3%
REITS-Diversified	17.6%
REITS-Warehouse/Industrial	17.1%
REITS-Health Care	10.8%
REITS-Office Property	9.8%
REITS-Manufactured Homes	5.5%
REITS-Storage	4.7%
REITS-Single Tenant	3.5%
Others (each less than 3.0%)	5.1%

99.4%
Short-Term Investment	0.4%
Other Assets & Liabilities, Net	0.2%

100.0%

(b) Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$450,640,138	$450,640,138	$-	$-
	Short-Term Investment	1,627,515	-	1,627,515	-

	Total	$452,267,653	$450,640,138	$1,627,515	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.8%

Communications - 27.9%

Alibaba Group Holding Ltd ADR * (China)	9,886	$2,132,410
Alphabet Inc ‘A’ *	7,766	11,012,576
Amazon.com Inc *	10,106	27,880,635
Charter Communications Inc ‘A’ *	3,686	1,880,008
Chewy Inc ‘A’ *	38,114	1,703,315
Facebook Inc ‘A’ *	39,758	9,027,849
MercadoLibre Inc * (Argentina)	933	919,723
Okta Inc *	2,918	584,271
Q2 Holdings Inc *	12,832	1,100,857
Shopify Inc ‘A’ * (Canada)	564	535,349
Tencent Holdings Ltd (China)	43,900	2,813,019
Wix.com Ltd * (Israel)	5,850	1,498,887
Wolters Kluwer NV (Netherlands)	16,665	1,301,631
Zendesk Inc *	13,167	1,165,675

		63,556,205

Consumer, Non-Cyclical - 9.4%

Bio-Techne Corp	4,830	1,275,458
Equifax Inc	8,395	1,442,933
Global Payments Inc	21,104	3,579,660
Guardant Health Inc *	13,846	1,123,326
IHS Markit Ltd	18,805	1,419,778
Illumina Inc *	3,372	1,248,820
Livongo Health Inc *	17,771	1,336,202
PayPal Holdings Inc *	36,326	6,329,079
Square Inc ‘A’ *	9,280	973,843
TransUnion	15,474	1,346,857
Verisk Analytics Inc	7,461	1,269,862

		21,345,818

Financial - 10.5%

CoreSite Realty Corp REIT	11,412	1,381,537
Mastercard Inc ‘A’	29,435	8,703,930
Nasdaq Inc	12,566	1,501,260
QTS Realty Trust Inc ‘A’ REIT	25,313	1,622,310
Tradeweb Markets Inc ‘A’	21,452	1,247,219
Visa Inc ‘A’	49,497	9,561,335

		24,017,591

Industrial - 0.5%

L3Harris Technologies Inc	6,393	1,084,700

Technology - 48.5%

Activision Blizzard Inc	44,201	3,354,856
Adobe Inc *	21,232	9,242,502
Apple Inc	20,973	7,650,950
Applied Materials Inc	22,704	1,372,457
ASML Holding NV ‘NY’ (Netherlands)	1,580	581,487
Atlassian Corp PLC ‘A’ *	5,068	913,608
Autodesk Inc *	7,615	1,821,432
Black Knight Inc *	21,661	1,571,722
CACI International Inc ‘A’ *	4,052	878,798
Clarivate Analytics PLC * (United Kingdom)	65,556	1,463,865
Constellation Software Inc (Canada)	1,895	2,139,678
Coupa Software Inc *	1,804	499,780
DocuSign Inc *	13,933	2,399,402
Electronic Arts Inc *	25,648	3,386,818
Endava PLC ADR * (United Kingdom)	37,062	1,790,095
EPAM Systems Inc *	7,025	1,770,370
Everbridge Inc *	3,726	515,529
Fidelity National Information Services Inc	33,933	4,550,076
Fiserv Inc *	49,485	4,830,726
HubSpot Inc *	8,170	1,832,940
KLA Corp	11,588	2,253,634
Lam Research Corp	8,809	2,849,359
Marvell Technology Group Ltd	57,818	2,027,099

	Shares	Value
Microchip Technology Inc	2,295	$241,687
Microsoft Corp	112,735	22,942,700
NetEase Inc ADR (China)	4,263	1,830,447
NVIDIA Corp	12,964	4,925,153
OneConnect Financial Technology Co Ltd ADR * (China)	38,566	704,215
PAE Inc *	110,089	1,052,451
Rakus Co Ltd (Japan)	70,800	1,251,389
RingCentral Inc ‘A’ *	10,870	3,098,059
salesforce.com Inc *	28,278	5,297,318
ServiceNow Inc *	10,348	4,191,561
Silicon Laboratories Inc *	3,936	394,663
Skyworks Solutions Inc	15,051	1,924,421
Take-Two Interactive Software Inc *	10,107	1,410,634
The Descartes Systems Group Inc * (Canada)	24,688	1,303,321

		110,265,202

Total Common Stocks (Cost $131,967,977)		220,269,516

	Principal Amount
SHORT-TERM INVESTMENT - 3.1%

Repurchase Agreement - 3.1%

Fixed Income Clearing Corp 0.000% due 07/01/20 (Dated 06/30/20, repurchase price of $7,018,560; collateralized by U.S. Treasury Notes: 2.125% - 2.250% due 11/30/24 - 12/31/24 and value $7,159,006)	$7,018,560	7,018,560

Total Short-Term Investment (Cost $7,018,560)		7,018,560

TOTAL INVESTMENTS - 99.9% (Cost $138,986,537)		227,288,076

OTHER ASSETS & LIABILITIES, NET - 0.1%		189,921

NET ASSETS - 100.0%		$227,477,997

Notes to Schedule of Investments

(a)	As of June 30, 2020, the Fund’s composition by technology sector as a percentage of net assets was as follows:

Applications Software	15.6%
E-Commerce/Products	13.9%
Finance-Credit Card	8.0%
Commercial Services-Finance	6.6%
Data Processing/Management	5.2%
Web Portals/ISP	4.8%
Entertainment Software	4.4%
Electronic Components-Semiconductor	4.2%
Electronic Forms	4.1%
Internet Content-Entertainment	4.0%
Computers	3.4%
Enterprise Software/Services	3.4%
Semiconductor Equipment	3.1%
Others (each less than 3.0%)	16.1%

96.8%
Short-Term Investment	3.1%
Other Assets & Liabilities, Net	0.1%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Communications	$63,556,205	$60,743,186	$2,813,019	$-
	Consumer, Non-Cyclical	21,345,818	21,345,818	-	-
	Financial	24,017,591	24,017,591	-	-
	Industrial	1,084,700	1,084,700	-	-
	Technology	110,265,202	109,013,813	1,251,389	-

	Total Common Stocks	220,269,516	216,205,108	4,064,408	-

	Short-Term Investment	7,018,560	-	7,018,560	-

	Total	$227,288,076	$216,205,108	$11,082,968	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

PACIFIC DYNAMIX-CONSERVATIVE GROWTH PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	4,548,439	$51,293,590
PD Aggregate Bond Index Portfolio ‘P’ *	14,665,552	206,028,360
PD High Yield Bond Market Portfolio ‘P’ *	5,059,661	82,328,518
PD Large-Cap Growth Index Portfolio ‘P’ *	1,510,726	77,403,687
PD Large-Cap Value Index Portfolio ‘P’ *	2,573,416	72,772,008
PD Small-Cap Growth Index Portfolio ‘P’ *	201,444	6,673,660
PD Small-Cap Value Index Portfolio ‘P’ *	295,983	6,171,560
PD Emerging Markets Portfolio ‘P’ *	1,314,439	21,263,010
PD International Large-Cap Portfolio ‘P’ *	2,739,201	48,736,212

Total Affiliated Mutual Funds (Cost $478,901,209)		572,670,605

TOTAL INVESTMENTS - 100.0% (Cost $478,901,209)		572,670,605

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(123,121)

NET ASSETS - 100.0%		$572,547,484

PACIFIC SELECT FUND

PACIFIC DYNAMIX-MODERATE GROWTH PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	10,592,470	$119,453,257
PD Aggregate Bond Index Portfolio ‘P’ *	41,627,531	584,802,533
PD High Yield Bond Market Portfolio ‘P’ *	15,191,924	247,196,128
PD Large-Cap Growth Index Portfolio ‘P’ *	9,590,095	491,359,013
PD Large-Cap Value Index Portfolio ‘P’ *	16,943,421	479,132,324
PD Small-Cap Growth Index Portfolio ‘P’ *	1,268,046	42,009,172
PD Small-Cap Value Index Portfolio ‘P’ *	1,862,162	38,828,044
PD Emerging Markets Portfolio ‘P’ *	7,838,952	126,806,697
PD International Large-Cap Portfolio ‘P’ *	17,223,867	306,449,194

Total Affiliated Mutual Funds (Cost $1,901,210,734)		2,436,036,362

TOTAL INVESTMENTS - 100.0% (Cost $1,901,210,734)		2,436,036,362

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(532,510)

NET ASSETS - 100.0%		$2,435,503,852

Notes to Schedule of Investments

(a)	As of June 30, 2020, the Funds’ composition as a percentage of net assets was as follows:

Pacific Dynamix-Conservative Growth Portfolio

Affiliated Fixed Income Funds	59.3%
Affiliated Equity Funds	40.7%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

Pacific Dynamix-Moderate Growth Portfolio

Affiliated Equity Funds	60.9%
Affiliated Fixed Income Funds	39.1%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Dynamix-Conservative Growth Portfolio
Assets	Affiliated Mutual Funds	$572,670,605	$572,670,605	$-	$-

Pacific Dynamix-Moderate Growth Portfolio
Assets	Affiliated Mutual Funds	$2,436,036,362	$2,436,036,362	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

PACIFIC DYNAMIX-GROWTH PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	1,274,155	$14,368,882
PD Aggregate Bond Index Portfolio ‘P’ *	8,188,869	115,040,960
PD High Yield Bond Market Portfolio ‘P’ *	3,800,466	61,839,475
PD Large-Cap Growth Index Portfolio ‘P’ *	5,038,518	258,153,996
PD Large-Cap Value Index Portfolio ‘P’ *	8,951,575	253,135,944
PD Small-Cap Growth Index Portfolio ‘P’ *	609,142	20,180,291
PD Small-Cap Value Index Portfolio ‘P’ *	951,079	19,831,007
PD Emerging Markets Portfolio ‘P’ *	3,632,081	58,754,302
PD International Large-Cap Portfolio ‘P’ *	9,201,829	163,720,085

Total Affiliated Mutual Funds (Cost $759,798,471)		965,024,942

TOTAL INVESTMENTS - 100.0% (Cost $759,798,471)		965,024,942

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(230,627)

NET ASSETS - 100.0%		$964,794,315

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION CONSERVATIVE PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	2,448,049	$30,071,155
Diversified Bond Portfolio ‘P’ *	28,711,079	450,005,974
Floating Rate Income Portfolio ‘P’ *	1,274,609	16,083,924
High Yield Bond Portfolio ‘P’ *	6,560,661	60,179,032
Inflation Managed Portfolio ‘P’ *	3,598,546	48,566,230
Managed Bond Portfolio ‘P’ *	23,858,829	384,508,074
Short Duration Bond Portfolio ‘P’ *	27,757,178	306,376,123
Emerging Markets Debt Portfolio ‘P’ *	4,154,480	48,772,036
Comstock Portfolio ‘P’ *	806,264	12,733,642
Dividend Growth Portfolio ‘P’ *	1,123,188	30,017,649
Equity Index Portfolio ‘P’ *	217,427	17,125,850
Growth Portfolio ‘P’ *	627,390	29,790,741
Large-Cap Growth Portfolio ‘P’ *	1,125,088	22,352,036
Large-Cap Value Portfolio ‘P’ *	1,198,587	29,736,407
Main Street Core Portfolio ‘P’ *	261,798	13,003,609
Mid-Cap Equity Portfolio ‘P’ *	359,777	9,816,186
Mid-Cap Growth Portfolio ‘P’ *	510,644	11,552,029
Mid-Cap Value Portfolio ‘P’ *	765,685	19,054,164
Value Advantage Portfolio ‘P’ *	1,521,297	23,772,871
Emerging Markets Portfolio ‘P’ *	1,260,627	24,429,778
International Equity Income Portfolio ‘P’ *	856,474	7,280,032
International Large-Cap Portfolio ‘P’ *	1,289,547	13,848,459
International Value Portfolio ‘P’ *	1,041,718	11,245,703

Total Affiliated Mutual Funds (Cost $1,408,948,702)		1,620,321,704

TOTAL INVESTMENTS - 100.0% (Cost $1,408,948,702)		1,620,321,704

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(329,527)

NET ASSETS - 100.0%		$1,619,992,177

Notes to Schedule of Investments

(a)	As of June 30, 2020, the Funds’ composition as a percentage of net assets was as follows:

Pacific Dynamix-Growth Portfolio

Affiliated Equity Funds	80.2%
Affiliated Fixed Income Funds	19.8%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

Portfolio Optimization Conservative Portfolio

Affiliated Fixed Income Funds	83.0%
Affiliated Equity Funds	17.0%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Dynamix-Growth Portfolio
Assets	Affiliated Mutual Funds	$965,024,942	$965,024,942	$-	$-

Portfolio Optimization Conservative Portfolio
Assets	Affiliated Mutual Funds	$1,620,321,704	$1,620,321,704	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	1,780,102	$21,866,289
Diversified Bond Portfolio ‘P’ *	30,720,778	481,505,191
Floating Rate Income Portfolio ‘P’ *	1,743,885	22,005,573
High Yield Bond Portfolio ‘P’ *	18,405,055	168,824,213
Inflation Managed Portfolio ‘P’ *	4,719,859	63,699,556
Managed Bond Portfolio ‘P’ *	22,665,408	365,274,942
Short Duration Bond Portfolio ‘P’ *	20,521,940	226,515,549
Emerging Markets Debt Portfolio ‘P’ *	9,265,740	108,776,310
Comstock Portfolio ‘P’ *	2,170,341	34,277,044
Dividend Growth Portfolio ‘P’ *	2,862,119	76,491,254
Equity Index Portfolio ‘P’ *	555,368	43,744,126
Growth Portfolio ‘P’ *	1,549,173	73,560,292
Large-Cap Growth Portfolio ‘P’ *	2,839,122	56,404,616
Large-Cap Value Portfolio ‘P’ *	3,058,581	75,882,039
Main Street Core Portfolio ‘P’ *	676,876	33,620,733
Mid-Cap Equity Portfolio ‘P’ *	854,328	23,309,572
Mid-Cap Growth Portfolio ‘P’ *	1,036,045	23,437,911
Mid-Cap Value Portfolio ‘P’ *	1,811,028	45,067,658
Small-Cap Growth Portfolio ‘P’ *	227,995	6,384,492
Small-Cap Index Portfolio ‘P’ *	540,423	12,319,115
Small-Cap Value Portfolio ‘P’ *	300,026	6,065,593
Value Advantage Portfolio ‘P’ *	4,022,639	62,860,615
Emerging Markets Portfolio ‘P’ *	3,521,997	68,253,039
International Equity Income Portfolio ‘P’ *	3,801,625	32,313,826
International Large-Cap Portfolio ‘P’ *	5,461,226	58,648,161
International Small-Cap Portfolio ‘P’ *	957,944	12,104,299
International Value Portfolio ‘P’ *	4,319,864	46,634,408
Real Estate Portfolio ‘P’ *	441,590	11,738,060

Total Affiliated Mutual Funds (Cost $1,932,704,832)		2,261,584,476

TOTAL INVESTMENTS - 100.0% (Cost $1,932,704,832)		2,261,584,476

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(472,604)

NET ASSETS - 100.0%		$2,261,111,872

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	18,879,626	$231,912,132
Diversified Bond Portfolio ‘P’ *	113,534,302	1,779,491,241
Floating Rate Income Portfolio ‘P’ *	6,996,977	88,292,812
High Yield Bond Portfolio ‘P’ *	44,538,729	408,540,804
Inflation Managed Portfolio ‘P’ *	6,183,076	83,447,232
Managed Bond Portfolio ‘P’ *	73,558,759	1,185,470,466
Short Duration Bond Portfolio ‘P’ *	36,135,127	398,849,628
Emerging Markets Debt Portfolio ‘P’ *	31,114,924	365,277,544
Comstock Portfolio ‘P’ *	12,011,002	189,694,493
Dividend Growth Portfolio ‘P’ *	17,692,873	472,849,011
Equity Index Portfolio ‘P’ *	3,434,942	270,556,714
Growth Portfolio ‘P’ *	11,115,742	527,815,332
Large-Cap Growth Portfolio ‘P’ *	20,006,217	397,461,891
Large-Cap Value Portfolio ‘P’ *	16,883,246	418,865,874
Main Street Core Portfolio ‘P’ *	4,150,620	206,163,126
Mid-Cap Equity Portfolio ‘P’ *	4,503,126	122,863,686
Mid-Cap Growth Portfolio ‘P’ *	7,708,718	174,390,327
Mid-Cap Value Portfolio ‘P’ *	8,659,519	215,493,226
Small-Cap Equity Portfolio ‘P’ *	1,466,541	34,636,333
Small-Cap Growth Portfolio ‘P’ *	748,936	20,972,254
Small-Cap Index Portfolio ‘P’ *	2,621,635	59,761,059
Small-Cap Value Portfolio ‘P’ *	1,706,915	34,508,466
Value Advantage Portfolio ‘P’ *	22,173,422	346,497,687
Emerging Markets Portfolio ‘P’ *	19,129,822	370,718,244
International Equity Income Portfolio ‘P’ *	17,677,753	150,260,971
International Large-Cap Portfolio ‘P’ *	26,175,328	281,097,139
International Small-Cap Portfolio ‘P’ *	3,898,331	49,258,161
International Value Portfolio ‘P’ *	20,590,121	222,277,402
Real Estate Portfolio ‘P’ *	3,528,744	93,798,722

Total Affiliated Mutual Funds (Cost $7,808,961,209)		9,201,221,977

TOTAL INVESTMENTS - 100.0% (Cost $7,808,961,209)		9,201,221,977

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(1,798,818)

NET ASSETS - 100.0%		$9,199,423,159

Notes to Schedule of Investments

(a)	As of June 30, 2020, the Funds’ composition as a percentage of net assets was as follows:

Portfolio Optimization Moderate-Conservative Portfolio

Affiliated Fixed Income Funds	64.5%
Affiliated Equity Funds	35.5%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

Portfolio Optimization Moderate Portfolio

Affiliated Equity Funds	50.6%
Affiliated Fixed Income Funds	49.4%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Portfolio Optimization Moderate-Conservative Portfolio
Assets	Affiliated Mutual Funds	$2,261,584,476	$2,261,584,476	$-	$-

Portfolio Optimization Moderate Portfolio
Assets	Affiliated Mutual Funds	$9,201,221,977	$9,201,221,977	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION GROWTH PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	9,880,241	$121,366,165
Diversified Bond Portfolio ‘P’ *	61,925,562	970,596,487
Floating Rate Income Portfolio ‘P’ *	5,712,991	72,090,561
High Yield Bond Portfolio ‘P’ *	24,236,766	222,316,802
Managed Bond Portfolio ‘P’ *	39,915,837	643,282,269
Short Duration Bond Portfolio ‘P’ *	16,966,759	187,274,440
Emerging Markets Debt Portfolio ‘P’ *	19,270,011	226,222,708
Comstock Portfolio ‘P’ *	13,046,361	206,046,327
Dividend Growth Portfolio ‘P’ *	19,485,336	520,753,290
Equity Index Portfolio ‘P’ *	3,791,839	298,668,089
Growth Portfolio ‘P’ *	12,709,963	603,514,681
Large-Cap Growth Portfolio ‘P’ *	22,633,946	449,666,767
Large-Cap Value Portfolio ‘P’ *	18,329,400	454,744,302
Main Street Core Portfolio ‘P’ *	4,523,262	224,672,409
Mid-Cap Equity Portfolio ‘P’ *	5,494,932	149,924,191
Mid-Cap Growth Portfolio ‘P’ *	8,912,250	201,617,208
Mid-Cap Value Portfolio ‘P’ *	10,979,417	273,224,173
Small-Cap Equity Portfolio ‘P’ *	1,920,075	45,347,768
Small-Cap Growth Portfolio ‘P’ *	1,636,650	45,830,667
Small-Cap Index Portfolio ‘P’ *	3,233,111	73,699,860
Small-Cap Value Portfolio ‘P’ *	2,031,439	41,069,340
Value Advantage Portfolio ‘P’ *	23,884,806	373,240,984
Emerging Markets Portfolio ‘P’ *	20,205,056	391,555,278
International Equity Income Portfolio ‘P’ *	22,205,085	188,743,307
International Large-Cap Portfolio ‘P’ *	33,068,186	355,119,613
International Small-Cap Portfolio ‘P’ *	6,390,844	80,752,822
International Value Portfolio ‘P’ *	25,958,416	280,229,976
Real Estate Portfolio ‘P’ *	2,967,126	78,870,179

Total Affiliated Mutual Funds (Cost $6,603,352,895)		7,780,440,663

TOTAL INVESTMENTS - 100.0% (Cost $6,603,352,895)		7,780,440,663

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(1,526,412)

NET ASSETS - 100.0%		$7,778,914,251

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	1,016,601	$12,487,650
Diversified Bond Portfolio ‘P’ *	6,368,250	99,813,398
Floating Rate Income Portfolio ‘P’ *	626,190	7,901,705
High Yield Bond Portfolio ‘P’ *	5,391,769	49,457,124
Managed Bond Portfolio ‘P’ *	4,121,833	66,427,324
Short Duration Bond Portfolio ‘P’ *	1,338,519	14,774,201
Emerging Markets Debt Portfolio ‘P’ *	4,284,940	50,303,590
Comstock Portfolio ‘P’ *	3,185,809	50,314,740
Dividend Growth Portfolio ‘P’ *	4,700,223	125,615,305
Equity Index Portfolio ‘P’ *	928,475	73,132,268
Growth Portfolio ‘P’ *	3,075,628	146,041,868
Large-Cap Growth Portfolio ‘P’ *	5,513,446	109,535,189
Large-Cap Value Portfolio ‘P’ *	4,415,323	109,542,213
Main Street Core Portfolio ‘P’ *	1,088,355	54,059,046
Mid-Cap Equity Portfolio ‘P’ *	1,704,242	46,498,686
Mid-Cap Growth Portfolio ‘P’ *	2,915,569	65,957,407
Mid-Cap Value Portfolio ‘P’ *	3,298,895	82,093,412
Small-Cap Equity Portfolio ‘P’ *	578,115	13,653,753
Small-Cap Growth Portfolio ‘P’ *	638,914	17,891,333
Small-Cap Index Portfolio ‘P’ *	891,057	20,311,956
Small-Cap Value Portfolio ‘P’ *	628,129	12,698,809
Value Advantage Portfolio ‘P’ *	5,756,639	89,957,339
Emerging Markets Portfolio ‘P’ *	6,271,921	121,544,026
International Equity Income Portfolio ‘P’ *	6,619,552	56,266,217
International Large-Cap Portfolio ‘P’ *	9,767,274	104,890,862
International Small-Cap Portfolio ‘P’ *	2,154,361	27,221,873
International Value Portfolio ‘P’ *	7,897,009	85,250,915
Real Estate Portfolio ‘P’ *	1,322,670	35,158,325

Total Affiliated Mutual Funds (Cost $1,488,780,785)		1,748,800,534

TOTAL INVESTMENTS - 100.0% (Cost $1,488,780,785)		1,748,800,534

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(365,441)

NET ASSETS - 100.0%		$1,748,435,093

Notes to Schedule of Investments

(a)	As of June 30, 2020, the Funds’ composition as a percentage of net assets was as follows:

Portfolio Optimization Growth Portfolio

Affiliated Equity Funds	68.6%
Affiliated Fixed Income Funds	31.4%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

Portfolio Optimization Aggressive-Growth Portfolio

Affiliated Equity Funds	82.8%
Affiliated Fixed Income Funds	17.2%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Portfolio Optimization Growth Portfolio
Assets	Affiliated Mutual Funds	$7,780,440,663	$7,780,440,663	$-	$-

Portfolio Optimization Aggressive-Growth Portfolio
Assets	Affiliated Mutual Funds	$1,748,800,534	$1,748,800,534	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

PSF DFA BALANCED ALLOCATION PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
MUTUAL FUNDS - 100.0%

DFA Intermediate Government Fixed Income Portfolio ‘I’	2,494,485	$34,623,456
DFA Intermediate Term Extended Quality Portfolio ‘I’	4,511,394	52,963,770
DFA Large Cap International Portfolio ‘I’	1,886,909	39,096,747
DFA Short-Term Extended Quality Portfolio ‘I’	1,135,170	12,373,357
DFA US Core Equity 1 Portfolio ‘I’	2,738,634	64,987,784
DFA US Large Cap Growth Portfolio ‘I’	333,074	7,733,973
DFA US Large Company Portfolio ‘I’	1,299,433	30,887,527
DFA VA International Small Portfolio ‘I’	369,871	3,920,634
DFA VA US Targeted Value Portfolio ‘I’	699,822	9,426,601

Total Mutual Funds (Cost $243,965,053)		256,013,849

TOTAL INVESTMENTS - 100.0% (Cost $243,965,053)		256,013,849

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(88,931)

NET ASSETS - 100.0%		$255,924,918

Notes to Schedule of Investments

(a)	As of June 30, 2020, the Fund’s composition as a percentage of net assets was as follows:

Equity Funds	61.0%
Fixed Income Funds	39.0%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Mutual Funds	$256,013,849	$256,013,849	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms

June 30, 2020 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of June 30, 2020. For Senior Loan Notes, the rate shown may represent a weighted average interest rate. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less, or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
Y	Issuer filed bankruptcy and/or is in default as of June 30, 2020.
µ	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
#	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for reverse repurchase agreements, delayed delivery securities, futures contracts, forward foreign currency contracts, option contracts and/or swap agreements as of June 30, 2020.
Ω	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees (the ‘Board”). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940.
±	Investments categorized as a significant unobservable input (Level 3).

Counterparty and Exchange Abbreviations:
ANZ	Australia and New Zealand Banking group
BNP	BNP Paribas
BOA	Bank of America
BRC	Barclays
BSC	Banco Santander Central Hispanico
CIB	Canadian Imperial Bank of Commerce
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
JPM	JPMorgan Chase
LCH	London Clearing House
MER	Merrill Lynch
MSC	Morgan Stanley
OCC	Options Clearing Coproration
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SGN	Societe Generale
SSB	State Street Bank
TDB	Toronto Dominion Bank
UBS	UBS

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UAH	Ukrainian Hryvnia
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
NVDR	Non-Voting Depositary Receipt
PIK	Payment In Kind
PO	Principal Only
REIT	Real Estate Investment Trust

Reference Rate Abbreviations:
ARS Deposit	Argentina Deposit Rate
LIBOR	London Interbank Offered Rate
SONIA	Sterling Overnight Index Average
US FED	United States Federal Reserve Bank Rate
UST	United State Treasury Rate

Payment Frequency Abbreviations:
A	Annual
L	Lunar
M	Monthly
Q	Quarterly
S	Semiannual
Z	At Maturity

See Notes to Financial Statements

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms (Continued)

June 30, 2020 (Unaudited)

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The countries listed in the Schedules of Investments are based on country of risk.

The sectors listed in the Schedules of Investments are obtained from a third party source (that is not affiliated with the Trust or the investment adviser) believed to be reliable. Sector names and weightings could be different if obtained from another source.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2020 (Unaudited)

	Core Income Portfolio	Diversified Bond Portfolio	Floating Rate Income Portfolio	High Yield Bond Portfolio	Inflation Managed Portfolio	Managed Bond Portfolio
ASSETS
Investments, at value	$426,228,161	$4,148,375,752	$425,434,943	$1,182,161,728	$693,214,020	$4,254,991,587
Repurchase agreements, at value	21,469,919	130,105,622	1,214,940	16,602,081	6,803,221	546,300,161
Cash	1,201,034	22,518,774	280,818	2,426,825	165,741	4,193,269
Cash (segregated for derivative investments)	-	3,446,454	-	-	2,026,000	4,732,000
Foreign currency held, at value	-	56,873,369	-	-	2,135,426	3,856,631
Receivables:
Dividends and interest	2,784,636	27,796,180	2,251,481	20,719,578	1,785,073	16,508,951
Fund shares sold	462,901	196,095	7,186	31,642	95,647	769,054
Securities sold	31,672,469	78,357,596	36,738,640	8,145,201	196,624,222	1,296,806,774
Variation margin on futures contracts	-	-	-	-	86,823	-
Variation margin on swap agreements	-	38,959,218	-	-	-	3,121,429
Forward foreign currency contracts appreciation	-	15,214,620	-	-	703,556	1,776,980
Outstanding purchased options, at value	-	1,393,971	-	-	37	-
Swap premiums paid	-	64,850	-	-	-	-
Swap agreements appreciation	-	1,488,984	-	-	206,175	-
Prepaid expenses and other assets	3,428	27,666	3,802	7,346	227,617	21,128
Total Assets	483,822,548	4,524,819,151	465,931,810	1,230,094,401	904,073,558	6,133,077,964
LIABILITIES
Payables:
Fund shares redeemed	14,046	272,353	57,539	68,477	196,014	29,419
Securities purchased	28,964,284	200,968,122	34,038,275	11,727,258	169,155,363	2,600,394,163
Securities sold short, at value	-	-	-	-	-	12,086,227
Sale-buyback financing transactions	-	-	-	-	255,436,052	-
Reverse repurchase agreements	-	-	-	-	-	3,669,363
Due to broker	-	-	-	-	2,756,000	2,671,000
Swap agreements	-	-	-	-	1,186	426
Variation margin on futures contracts	-	40,879,183	-	-	-	210,488
Variation margin on swap agreements	-	-	-	-	173,798	-
Accrued advisory fees	185,748	1,335,088	215,029	408,147	153,879	1,073,022
Accrued service fees	797	10,218	4,929	6,769	6,094	18,808
Accrued support service expenses	10,255	82,190	11,123	20,852	8,432	65,277
Accrued custodian, and portfolio accounting and tax fees	68,183	498,630	193,580	94,152	111,685	318,449
Accrued shareholder report expenses	14,750	118,285	18,457	32,407	13,690	92,230
Accrued trustees’ fees and expenses and deferred compensation	7,068	90,264	21,157	29,682	27,088	98,881
Accrued dividends and interest	-	-	-	-	-	74,634
Accrued other	13,162	98,188	119,052	27,788	12,735	77,409
Forward foreign currency contracts depreciation	-	25,351,393	-	-	1,729,742	4,610,881
Outstanding options written, at value	-	5,911,060	-	-	156,577	135,727
Swap premiums received	-	-	-	-	-	148,163
Swap agreements depreciation	-	-	-	-	-	159,681
Unfunded loan commitment depreciation	36	11,820	135	16,867	-	-
Other liabilities	-	-	-	-	-	456,687
Total Liabilities	29,278,329	275,626,794	34,679,276	12,432,399	429,938,335	2,626,390,935
NET ASSETS	$454,544,219	$4,249,192,357	$431,252,534	$1,217,662,002	$474,135,223	$3,506,687,029
NET ASSETS CONSIST OF:
Paid-in capital	$364,589,813	$2,902,678,089	$356,570,488	$941,018,702	$470,955,260	$2,562,220,505
Undistributed/accumulated earnings (deficit)	89,954,406	1,346,514,268	74,682,046	276,643,300	3,179,963	944,466,524
NET ASSETS	$454,544,219	$4,249,192,357	$431,252,534	$1,217,662,002	$474,135,223	$3,506,687,029
Class I Shares:
Net Assets	$36,880,621	$467,499,538	$224,875,474	$308,612,042	$278,418,551	$861,593,342
Shares outstanding, $.001 par value (unlimited shares authorized)	3,033,762	40,352,575	18,072,886	36,927,911	23,477,428	59,117,230
Net Asset Value Per Share	$12.16	$11.59	$12.44	$8.36	$11.86	$14.57
Class P Shares:
Net Assets	$417,663,598	$3,781,692,819	$206,377,060	$909,049,960	$195,716,672	$2,645,093,687
Shares outstanding, $.001 par value (unlimited shares authorized)	34,004,619	241,277,336	16,354,923	99,134,498	14,501,831	164,123,673
Net Asset Value Per Share	$12.28	$15.67	$12.62	$9.17	$13.50	$16.12

Investments, at cost	$411,321,016	$3,983,686,286	$441,532,194	$1,204,112,241	$656,673,629	$4,127,988,160
Repurchase agreements, at cost	21,469,919	130,105,622	1,214,940	16,602,081	6,803,221	546,300,161
Foreign currency held, at cost	-	56,718,036	-	-	2,667,592	4,006,087
Proceeds from securities sold short	-	-	-	-	-	12,092,906
Outstanding purchased options, at cost	-	3,007,279	-	-	336	-
Premiums received from outstanding options written	-	4,370,482	-	-	601,421	884,092

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2020 (Unaudited)

	Short Duration Bond Portfolio	Emerging Markets Debt Portfolio	Comstock Portfolio	Dividend Growth Portfolio	Equity Index Portfolio	Focused Growth Portfolio
ASSETS
Investments, at value (excluding derivatives)	$1,569,093,860	$814,684,108	$685,177,770	$1,589,862,324	$3,248,453,574	$236,599,782
Repurchase agreements, at value	28,753,889	53,875,480	15,727,155	57,282,776	28,224,937	4,444,377
Cash	2,075,215	2,535,691	-	44,926	-	-
Cash (segregated for derivative investments)	-	2,815,100	-	-	2,751,400	-
Foreign currency held, at value	40	765,755	7,711	30	-	-
Receivables:
Dividends and interest	7,273,011	14,186,300	2,504,816	2,992,532	3,335,135	92,077
Fund shares sold	434,533	-	6,276	-	880,068	10,431
Securities sold	-	4,470,583	11,084,153	21,012,511	-	-
Variation margin on futures contracts	-	-	-	-	673,506	-
Variation margin on swap agreements	-	461,285	-	-	-	-
Forward foreign currency contracts appreciation	-	4,126,019	398,709	-	-	-
Prepaid expenses and other assets	8,279	93,739	6,136	9,087	20,840	1,484
Total Assets	1,607,638,827	898,014,060	714,912,726	1,671,204,186	3,284,339,460	241,148,151
LIABILITIES
Payables:
Fund shares redeemed	-	146,724	344,180	540,466	522,227	941,388
Securities purchased	20,413,593	12,481,183	1,983,194	1,715,882	-	-
Due to custodian	-	-	-	-	203,666	-
Due to broker	-	6,070,000	-	-	-	-
Variation margin on futures contracts	710,457	-	-	-	-	-
Accrued advisory fees	496,593	548,048	430,163	906,490	135,702	142,195
Accrued service fees	9,849	1,671	4,669	9,454	54,910	5,134
Accrued support service expenses	25,106	13,400	14,858	24,076	54,664	3,900
Accrued custodian, and portfolio accounting and tax fees	119,896	152,286	76,455	77,522	169,455	26,226
Accrued shareholder report expenses	38,584	22,887	27,124	36,787	86,970	6,154
Accrued trustees’ fees and expenses and deferred compensation	43,277	15,345	29,676	25,742	73,231	4,127
Accrued foreign capital gains tax	-	196,482	-	-	-	-
Accrued other	31,917	18,260	23,383	34,192	76,923	6,405
Forward foreign currency contracts depreciation	-	2,674,957	21,189	-	-	-
Other liabilities	-	-	541	-	-	-
Total Liabilities	21,889,272	22,341,243	2,955,432	3,370,611	1,377,748	1,135,529
NET ASSETS	$1,585,749,555	$875,672,817	$711,957,294	$1,667,833,575	$3,282,961,712	$240,012,622
NET ASSETS CONSIST OF:
Paid-in capital	$1,471,842,197	$828,611,281	$119,863,977	$1,080,248,176	$763,162,145	$252,812,084
Undistributed/accumulated earnings (deficit)	113,907,358	47,061,536	592,093,317	587,585,399	2,519,799,567	(12,799,462)
NET ASSETS	$1,585,749,555	$875,672,817	$711,957,294	$1,667,833,575	$3,282,961,712	$240,012,622
Class I Shares:
Net Assets	$451,827,134	$76,406,575	$218,877,065	$442,123,936	$2,578,264,043	$239,976,695
Shares outstanding, $.001 par value (unlimited shares authorized)	42,679,297	6,612,778	15,897,185	18,208,280	33,907,461	5,742,439
Net Asset Value Per Share	$10.59	$11.55	$13.77	$24.28	$76.04	$41.79
Class P Shares:
Net Assets	$1,133,922,421	$799,266,242	$493,080,229	$1,225,709,639	$704,697,669	$35,927
Shares outstanding, $.001 par value (unlimited shares authorized)	102,730,754	68,090,102	31,220,319	45,867,891	8,946,766	843
Net Asset Value Per Share	$11.04	$11.74	$15.79	$26.72	$78.77	$42.62

Investments, at cost (excluding derivatives)	$1,545,702,554	$864,871,094	$719,165,449	$1,268,541,277	$2,225,045,933	$154,346,362
Repurchase agreements, at cost	28,753,889	53,875,480	15,727,155	57,282,776	28,224,937	4,444,377
Foreign currency held, at cost	40	783,443	7,575	30	-	-

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2020 (Unaudited)

	Growth Portfolio	Large-Cap Growth Portfolio	Large-Cap Value Portfolio	Main Street Core Portfolio	Mid-Cap Equity Portfolio	Mid-Cap Growth Portfolio
ASSETS
Investments, at value (excluding derivatives)	$2,093,843,702	$1,378,348,164	$1,392,462,564	$1,074,381,650	$685,111,347	$851,618,644
Repurchase agreements, at value	25,522,357	1,416,752	14,735,987	9,903,166	552,007	4,299,669
Cash	997,361	608,144	26,224	-	-	-
Foreign currency held, at value	-	70	-	2,026	-	-
Receivables:
Dividends and interest	858,701	279,907	2,697,282	1,056,414	412,839	140,240
Fund shares sold	49,914	-	174,326	-	2,699	-
Securities sold	17,931,671	3,339,827	-	1,810,560	860,563	614,229
Prepaid expenses and other assets	12,380	8,580	7,544	6,720	6,177	5,803
Total Assets	2,139,216,086	1,384,001,444	1,410,103,927	1,087,160,536	686,945,632	856,678,585
LIABILITIES
Payables:
Fund shares redeemed	1,655,951	1,165,830	19,360	773,277	635,946	1,415,816
Securities purchased	20,650,343	3,818,763	-	3,339,499	708,827	91,044
Due to custodian	-	-	-	-	161,949	-
Accrued advisory fees	976,572	780,295	716,979	399,340	381,529	501,699
Accrued service fees	15,673	7,322	6,837	11,755	7,083	8,032
Accrued support service expenses	32,425	22,861	19,671	17,462	16,201	15,335
Accrued custodian, and portfolio accounting and tax fees	105,903	83,839	74,415	66,111	66,411	59,390
Accrued shareholder report expenses	50,866	37,384	34,087	29,356	28,215	25,361
Accrued trustees’ fees and expenses and deferred compensation	42,120	33,289	53,172	60,151	28,846	18,585
Accrued dividends and interest	-	-	-	3,203	-	-
Accrued other	46,458	33,329	30,571	220,960	24,321	22,969
Outstanding options written, at value	-	-	-	-	-	1,911,811
Total Liabilities	23,576,311	5,982,912	955,092	4,921,114	2,059,328	4,070,042
NET ASSETS	$2,115,639,775	$1,378,018,532	$1,409,148,835	$1,082,239,422	$684,886,304	$852,608,543
NET ASSETS CONSIST OF:
Paid-in capital	$964,424,340	($58,689,248)	($258,139,350)	$462,275,403	$1,882,516,116	$8,933,362
Undistributed/accumulated earnings (deficit)	1,151,215,435	1,436,707,780	1,667,288,185	619,964,019	(1,197,629,812)	843,675,181
NET ASSETS	$2,115,639,775	$1,378,018,532	$1,409,148,835	$1,082,239,422	$684,886,304	$852,608,543
Class I Shares:
Net Assets	$734,700,148	$342,602,849	$320,360,664	$550,655,804	$332,469,143	$375,651,315
Shares outstanding, $.001 par value (unlimited shares authorized)	16,746,721	20,361,778	14,211,168	12,374,994	15,056,478	18,253,757
Net Asset Value Per Share	$43.87	$16.83	$22.54	$44.50	$22.08	$20.58
Class P Shares:
Net Assets	$1,380,939,627	$1,035,415,683	$1,088,788,171	$531,583,618	$352,417,161	$476,957,228
Shares outstanding, $.001 par value (unlimited shares authorized)	29,081,900	52,118,396	43,885,835	10,702,226	12,916,583	21,083,386
Net Asset Value Per Share	$47.48	$19.87	$24.81	$49.67	$27.28	$22.62

Investments, at cost (excluding derivatives)	$1,449,654,014	$941,713,757	$1,119,871,469	$904,584,985	$599,898,001	$608,464,608
Repurchase agreements, at cost	25,522,357	1,416,752	14,735,987	9,903,166	552,007	4,299,669
Foreign currency held, at cost	-	70	-	1,944	-	-
Premiums received from outstanding options written	-	-	-	-	-	922,907

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2020 (Unaudited)

	Mid-Cap Value Portfolio	Small-Cap Equity Portfolio	Small-Cap Growth Portfolio	Small-Cap Index Portfolio	Small-Cap Value Portfolio	Value Advantage Portfolio
ASSETS
Investments, at value (excluding derivatives)	$717,337,202	$162,367,046	$243,111,772	$626,167,245	$242,564,136	$932,642,438
Repurchase agreements, at value	9,872,907	1,202,963	5,494,580	6,748,939	5,307,116	7,233,327
Cash	-	15,280	-	428,946	-	-
Cash (segregated for derivative investments)	-	97,800	-	763,600	-	-
Foreign currency held, at value	-	3,397	50,380	475	-	-
Receivables:
Dividends and interest	1,489,243	228,264	173,741	559,904	160,289	1,057,005
Fund shares sold	17,883	-	-	249,654	7,739	110,019
Securities sold	-	10,065	3,523,249	17,811	1,010,765	7,076,938
Variation margin on futures contracts	-	31,451	-	137,242	-	-
Prepaid expenses and other assets	5,980	478	1,267	4,167	694	5,681
Total Assets	728,723,215	163,956,744	252,354,989	635,077,983	249,050,739	948,125,408
LIABILITIES
Payables:
Fund shares redeemed	327,441	344,272	806,497	575,540	571,434	56
Securities purchased	981,145	222,694	1,311,921	451,129	181,537	6,492,126
Due to custodian	-	-	-	-	1,902	-
Accrued advisory fees	449,575	87,982	123,449	156,212	156,071	535,599
Accrued service fees	1,957	1,457	3,402	9,837	3,212	946
Accrued support service expenses	15,214	3,592	3,466	10,792	5,202	14,619
Accrued custodian, and portfolio accounting and tax fees	67,863	64,357	24,634	68,938	33,555	59,330
Accrued shareholder report expenses	28,441	6,748	5,718	19,147	10,109	25,249
Accrued trustees’ fees and expenses and deferred compensation	24,845	12,142	9,856	24,880	13,361	19,360
Accrued other	24,229	4,470	5,328	18,528	9,287	22,156
Other liabilities	-	-	9	-	-	-
Total Liabilities	1,920,710	747,714	2,294,280	1,335,003	985,670	7,169,441
NET ASSETS	$726,802,505	$163,209,030	$250,060,709	$633,742,980	$248,065,069	$940,955,967
NET ASSETS CONSIST OF:
Paid-in capital	($282,394,506)	($218,865,457)	$148,194,456	$290,381,637	$18,719,852	$410,846,926
Undistributed/accumulated earnings (deficit)	1,009,197,011	382,074,487	101,866,253	343,361,343	229,345,217	530,109,041
NET ASSETS	$726,802,505	$163,209,030	$250,060,709	$633,742,980	$248,065,069	$940,955,967
Class I Shares:
Net Assets	$91,864,940	$69,473,082	$158,997,236	$467,437,610	$153,677,656	$44,535,243
Shares outstanding, $.001 par value (unlimited shares authorized)	5,474,656	3,846,661	6,713,650	20,839,123	9,280,858	2,891,002
Net Asset Value Per Share	$16.78	$18.06	$23.68	$22.43	$16.56	$15.40
Class P Shares:
Net Assets	$634,937,565	$93,735,948	$91,063,473	$166,305,370	$94,387,413	$896,420,724
Shares outstanding, $.001 par value (unlimited shares authorized)	25,515,002	3,968,884	3,252,495	7,295,592	4,668,769	57,363,542
Net Asset Value Per Share	$24.88	$23.62	$28.00	$22.80	$20.22	$15.63

Investments, at cost (excluding derivatives)	$752,342,136	$186,146,086	$210,857,733	$613,090,628	$281,836,814	$879,916,758
Repurchase agreements, at cost	9,872,907	1,202,963	5,494,580	6,748,939	5,307,116	7,233,327
Foreign currency held, at cost	-	3,371	50,321	488	-	-

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2020 (Unaudited)

	Emerging Markets Portfolio	International Equity Income Portfolio	International Large-Cap Portfolio	International Small-Cap Portfolio	International Value Portfolio	Health Sciences Portfolio
ASSETS
Investments, at value	$1,314,597,001	$431,524,837	$1,324,504,058	$248,525,515	$849,690,650	$401,648,285
Repurchase agreements, at value	17,577,443	-	15,057,157	-	14,913,653	389,150
Cash	-	-	106,195	-	-	-
Foreign currency held, at value	2,319,452	620,281	184,778	811,933	408,818	848
Receivables:
Dividends and interest	2,277,167	1,491,913	10,925,292	1,778,590	8,507,455	667,049
Fund shares sold	76,474	-	315,013	40,799	375,729	376,339
Securities sold	31,721,352	8,307,637	412,731	-	2,059,039	2,680,520
Prepaid expenses and other assets	8,647	26,870	9,857	2,236	11,493	2,567
Total Assets	1,368,577,536	441,971,538	1,351,515,081	251,159,073	875,966,837	405,764,758
LIABILITIES
Payables:
Fund shares redeemed	664,904	320,068	730,009	460,661	136,054	16,278
Securities purchased	6,347,731	-	1,306,019	-	1,400,715	-
Due to custodian	-	6,440,072	-	69,743	227,381	-
Accrued advisory fees	908,940	183,516	862,041	177,987	485,131	298,505
Accrued service fees	8,380	-	11,623	1,747	4,925	8,684
Accrued support service expenses	22,884	8,852	26,535	4,294	18,739	7,307
Accrued custodian, and portfolio accounting and tax fees	385,828	86,476	149,613	102,903	196,937	36,059
Accrued shareholder report expenses	40,729	5,249	46,904	9,320	39,939	11,057
Accrued trustees’ fees and expenses and deferred compensation	43,871	2,016	50,324	22,263	40,824	9,054
Accrued other	35,394	12,068	40,287	8,240	29,006	10,824
Other liabilities	10,955	4,060	551	-	-	-
Total Liabilities	8,469,616	7,062,377	3,223,906	857,158	2,579,651	397,768
NET ASSETS	$1,360,107,920	$434,909,161	$1,348,291,175	$250,301,915	$873,387,186	$405,366,990
NET ASSETS CONSIST OF:
Paid-in capital	$642,844,598	$499,302,712	$530,595,343	($195,605,864)	$2,092,336,142	$5,940,456
Undistributed/accumulated earnings (deficit)	717,263,322	(64,393,551)	817,695,832	445,907,779	(1,218,948,956)	399,426,534
NET ASSETS	$1,360,107,920	$434,909,161	$1,348,291,175	$250,301,915	$873,387,186	$405,366,990
Class I Shares:
Net Assets	$383,526,557	$58,328	$534,613,553	$80,940,897	$227,753,092	$405,267,147
Shares outstanding, $.001 par value (unlimited shares authorized)	20,552,924	6,864	53,674,158	8,856,030	23,706,814	8,055,478
Net Asset Value Per Share	$18.66	$8.50	$9.96	$9.14	$9.61	$50.31
Class P Shares:
Net Assets	$976,581,363	$434,850,833	$813,677,622	$169,361,018	$645,634,094	$99,843
Shares outstanding, $.001 par value (unlimited shares authorized)	50,394,509	51,160,488	75,768,640	13,403,101	59,807,128	1,806
Net Asset Value Per Share	$19.38	$8.50	$10.74	$12.64	$10.80	$55.29

Investments, at cost	$1,127,986,811	$469,262,641	$1,212,335,374	$251,750,516	$1,107,805,930	$291,123,906
Repurchase agreements, at cost	17,577,443	-	15,057,157	-	14,913,653	389,150
Foreign currency held, at cost	2,319,223	624,431	184,778	814,225	409,437	838

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2020 (Unaudited)

	Real Estate Portfolio	Technology Portfolio	Pacific Dynamix - Conservative Growth Portfolio	Pacific Dynamix - Moderate Growth Portfolio	Pacific Dynamix - Growth Portfolio	Portfolio Optimization Conservative Portfolio
ASSETS
Investments, at value	$450,640,138	$220,269,516	$-	$-	$-	$-
Investments in affiliated mutual funds, at value	-	-	572,670,605	2,436,036,362	965,024,942	1,620,321,704
Repurchase agreements, at value	1,627,515	7,018,560	-	-	-	-
Foreign currency held, at value	-	19,720	-	-	-	-
Receivables:
Dividends and interest	1,698,980	42,553	-	-	-	-
Fund shares sold	16,600	54,038	258,167	25,646	1,615,093	-
Securities sold	-	496,247	-	422,302	-	475,765
Due from adviser	-	-	50,213	130,933	33,248	-
Prepaid expenses and other assets	4,055	1,238	3,557	15,578	5,412	9,730
Total Assets	453,987,288	227,901,872	572,982,542	2,436,630,821	966,678,695	1,620,807,199
LIABILITIES
Payables:
Fund shares redeemed	237,362	561	70	446,259	-	474,690
Securities purchased	-	212,516	257,709	-	1,614,514	-
Accrued advisory fees	285,628	163,349	93,593	401,114	156,644	133,174
Accrued service fees	5,005	4,869	12,394	52,546	20,623	35,323
Accrued support service expenses	11,204	3,245	10,242	43,457	14,965	29,027
Accrued custodian, and portfolio accounting and tax fees	44,052	25,184	21,498	21,731	21,627	26,532
Accrued shareholder report expenses	17,851	4,986	15,470	68,033	22,605	43,395
Accrued trustees’ fees and expenses and deferred compensation	19,537	3,474	9,723	40,180	13,279	37,579
Accrued other	17,077	5,691	14,359	53,649	20,123	35,302
Total Liabilities	637,716	423,875	435,058	1,126,969	1,884,380	815,022
NET ASSETS	$453,349,572	$227,477,997	$572,547,484	$2,435,503,852	$964,794,315	$1,619,992,177
NET ASSETS CONSIST OF:
Paid-in capital	$457,749,786	$131,870,593	$382,847,497	$1,560,246,790	$625,508,177	$783,737,377
Undistributed/accumulated earnings (deficit)	(4,400,214)	95,607,404	189,699,987	875,257,062	339,286,138	836,254,800
NET ASSETS	$453,349,572	$227,477,997	$572,547,484	$2,435,503,852	$964,794,315	$1,619,992,177
Class I Shares:
Net Assets	$233,768,250	$227,411,083	$572,237,338	$2,434,744,701	$962,549,514	$1,619,832,513
Shares outstanding, $.001 par value (unlimited shares authorized)	9,201,737	19,544,301	32,814,783	112,339,986	40,267,210	115,980,089
Net Asset Value Per Share	$25.40	$11.64	$17.44	$21.67	$23.90	$13.97
Class P Shares:
Net Assets	$219,581,322	$66,914	$310,146	$759,151	$2,244,801	$159,664
Shares outstanding, $.001 par value (unlimited shares authorized)	8,260,733	4,529	17,762	34,981	93,783	11,417
Net Asset Value Per Share	$26.58	$14.77	$17.46	$21.70	$23.94	$13.99

Investments, at cost	$446,372,754	$131,967,977	$-	$-	$-	$-
Investments in affiliated mutual funds, at cost	-	-	478,901,209	1,901,210,734	759,798,471	1,408,948,702
Repurchase agreements, at cost	1,627,515	7,018,560	-	-	-	-
Foreign currency held, at cost	-	19,535	-	-	-	-

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2020 (Unaudited)

	Portfolio Optimization Moderate- Conservative Portfolio	Portfolio Optimization Moderate Portfolio	Portfolio Optimization Growth Portfolio	Portfolio Optimization Aggressive- Growth Portfolio	PSF DFA Balanced Allocation Portfolio
ASSETS
Investments, at value	$-	$-	$-	$-	$256,013,849
Investments in affiliated mutual funds, at value	2,261,584,476	9,201,221,977	7,780,440,663	1,748,800,534	-
Receivables:
Dividends and interest	-	-	-	-	1,043,670
Fund shares sold	25,286	-	-	5,181	195,006
Securities sold	842,123	3,592,241	2,285,424	1,164,175	-
Prepaid expenses and other assets	14,849	60,669	52,045	11,816	1,541
Total Assets	2,262,466,734	9,204,874,887	7,782,778,132	1,749,981,706	257,254,066
LIABILITIES
Payables:
Fund shares redeemed	865,785	3,585,637	2,279,797	1,168,084	22
Securities purchased	-	-	-	-	1,238,488
Accrued advisory fees	186,536	758,134	641,277	144,356	41,765
Accrued distribution fees	-	-	-	-	1,377
Accrued service fees	49,116	199,109	167,702	37,618	5,506
Accrued support service expenses	42,415	170,525	141,903	31,505	4,351
Accrued custodian, and portfolio accounting and tax fees	27,364	27,330	27,259	27,116	22,038
Accrued shareholder report expenses	68,495	279,173	238,171	53,905	5,997
Accrued trustees’ fees and expenses and deferred compensation	60,209	229,157	193,178	42,578	2,079
Accrued other	54,942	202,663	174,594	41,451	7,525
Total Liabilities	1,354,862	5,451,728	3,863,881	1,546,613	1,329,148
NET ASSETS	$2,261,111,872	$9,199,423,159	$7,778,914,251	$1,748,435,093	$255,924,918
NET ASSETS CONSIST OF:
Paid-in capital	$690,764,269	$2,306,241,446	$1,147,650,347	$255,450,612	$228,040,121
Undistributed/accumulated earnings (deficit)	1,570,347,603	6,893,181,713	6,631,263,904	1,492,984,481	27,884,797
NET ASSETS	$2,261,111,872	$9,199,423,159	$7,778,914,251	$1,748,435,093	$255,924,918
Class D Shares:
Net Assets					$255,872,134
Shares outstanding, $.001 par value (unlimited shares authorized)					19,586,101
Net Asset Value Per Share					$13.06
Class I Shares:
Net Assets	$2,260,858,595	$9,198,337,806	$7,778,024,842	$1,748,076,529
Shares outstanding, $.001 par value (unlimited shares authorized)	150,324,453	569,433,075	456,777,250	101,938,538
Net Asset Value Per Share	$15.04	$16.15	$17.03	$17.15
Class P Shares:
Net Assets	$253,277	$1,085,353	$889,409	$358,564	$52,784
Shares outstanding, $.001 par value (unlimited shares authorized)	16,818	67,100	52,162	20,881	4,033
Net Asset Value Per Share	$15.06	$16.18	$17.05	$17.17	$13.09

Investments, at cost	$-	$-	$-	$-	$243,965,053
Investments in affiliated mutual funds, at cost	1,932,704,832	7,808,961,209	6,603,352,895	1,488,780,785	-

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2020 (Unaudited)

	Core Income Portfolio	Diversified Bond Portfolio	Floating Rate Income Portfolio	High Yield Bond Portfolio	Inflation Managed Portfolio	Managed Bond Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$-	$-	$307,613	$494,910	$-	$-
Interest, net of foreign taxes withheld	8,580,392	72,523,591	12,612,939	36,842,670	1,377,085	49,685,163
Other	5,601	209,119	220,961	21,057	-	-
Total Investment Income	8,585,993	72,732,710	13,141,513	37,358,637	1,377,085	49,685,163

EXPENSES
Advisory fees	1,251,956	8,192,410	1,674,626	2,338,543	879,237	6,475,313
Service fees - Class I	34,657	506,691	229,482	302,574	274,610	844,944
Support services expenses	19,535	155,658	21,406	40,198	15,887	122,483
Custodian fees and expenses	5,845	211,210	8,005	8,109	53,841	137,786
Portfolio accounting and tax fees	65,291	324,525	139,288	85,342	49,689	218,046
Shareholder report expenses	5,860	46,802	6,574	12,496	5,009	36,528
Legal and audit fees	10,279	82,284	11,412	21,936	8,765	64,461
Trustees’ fees and expenses	4,975	36,362	5,088	9,640	3,710	28,254
Interest expense	383	201,404	16,724	546	828,577	2,083,208
Other	8,651	55,729	10,182	17,765	9,125	44,642
Total Expenses	1,407,432	9,813,075	2,122,787	2,837,149	2,128,450	10,055,665
Advisory Fee Waiver (1)	-	-	(128,817)	-	-	-
Net Expenses	1,407,432	9,813,075	1,993,970	2,837,149	2,128,450	10,055,665
NET INVESTMENT INCOME (LOSS)	7,178,561	62,919,635	11,147,543	34,521,488	(751,365)	39,629,498

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	18,413,071	12,837,799	(25,661,227)	(27,360,189)	(780,034)	72,699,632
Foreign currency transactions	-	(3,192,620)	-	-	140,017	(2,875,109)
Forward foreign currency contract transactions	-	(1,179,529)	-	-	1,329,733	22,796,589
Futures contract transactions	-	169,239,151	-	-	(3,255,979)	7,498,429
Purchased option transactions	-	(1,065,131)	-	-	1,205,469	(125,343)
Swap transactions	-	(36,779,306)	-	-	(4,514,200)	(5,405,824)
Written option transactions	-	14,758,303	-	-	54,462	931,304
Net Realized Gain (Loss)	18,413,071	154,618,667	(25,661,227)	(27,360,189)	(5,820,532)	95,519,678

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	(7,955,334)	18,870,893	(13,686,553)	(50,280,013)	29,723,683	20,712,934
Foreign currencies	-	(2,513,036)	-	-	(147,467)	(439,372)
Forward foreign currency contracts	-	(10,619,776)	-	-	(83,789)	12,759,951
Futures contracts	-	7,663,012	-	-	(897,437)	641,549
Purchased Options	-	(1,582,237)	-	-	363,275	57,426
Short positions	-	-	-	-	-	39,809
Swaps	-	(63,941,272)	-	-	2,913,501	(139,993)
Unfunded loan commitments	(36)	(11,820)	(1,522)	(32,222)	-	-
Written options	-	(2,902,889)	-	-	(1,258,067)	39,708
Change in Net Unrealized Appreciation (Depreciation)	(7,955,370)	(55,037,125)	(13,688,075)	(50,312,235)	30,613,699	33,672,012
NET GAIN (LOSS)	10,457,701	99,581,542	(39,349,302)	(77,672,424)	24,793,167	129,191,690
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,636,262	$162,501,177	($28,201,759)	($43,150,936)	$24,041,802	$168,821,188

(1)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the Floating Rate Income Portfolio.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2020 (Unaudited)

	Short Duration Bond Portfolio	Emerging Markets Debt Portfolio	Comstock Portfolio	Dividend Growth Portfolio	Equity Index Portfolio	Focused Growth Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$-	$-	$13,261,425	$14,720,502	$31,960,726	$701,990
Interest, net of foreign taxes withheld	18,116,334	24,052,215	19,234	32,006	8,862	18,262
Total Investment Income	18,116,334	24,052,215	13,280,659	14,752,508	31,969,588	720,252

EXPENSES
Advisory fees	2,749,812	3,095,959	2,929,529	4,902,592	790,160	814,574
Service fees - Class I	454,464	61,787	222,275	440,095	2,474,019	223,822
Support services expenses	47,488	26,242	30,845	47,364	108,319	7,709
Custodian fees and expenses	21,283	69,596	10,891	10,247	23,745	1,906
Portfolio accounting and tax fees	97,933	81,673	60,468	74,333	156,759	22,854
Shareholder report expenses	14,576	8,455	10,107	14,646	34,018	2,417
Legal and audit fees	25,723	21,952	17,352	25,899	59,581	4,234
Trustees’ fees and expenses	10,999	6,901	8,017	11,530	26,476	1,856
Interest expense	902	14,660	-	219	1,172	5,836
Other	19,032	12,019	15,793	21,307	47,174	4,831
Total Expenses	3,442,212	3,399,244	3,305,277	5,548,232	3,721,423	1,090,039
Advisory Fee Waiver (1)	-	(78,878)	(61,522)	-	-	-
Net Expenses	3,442,212	3,320,366	3,243,755	5,548,232	3,721,423	1,090,039
NET INVESTMENT INCOME (LOSS)	14,674,122	20,731,849	10,036,904	9,204,276	28,248,165	(369,787)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions, net of foreign capital gains tax withheld	5,653,254	(14,318,911)	(60,099,061)	31,177,937	81,756,700	6,872,331
Foreign currency transactions	-	(237,762)	(11,847)	(20,296)	-	(297)
Forward foreign currency contract transactions	-	(11,141,705)	710,060	-	-	-
Futures contract transactions	3,432,115	(2,723)	-	-	2,789,583	-
Swap transactions	103,280	22,801	-	-	-	-
Net Realized Gain (Loss)	9,188,649	(25,678,300)	(59,400,848)	31,157,641	84,546,283	6,872,034

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities, net of deferred foreign capital gains tax	11,504,990	(35,091,392)	(194,390,559)	(29,729,482)	(185,706,218)	13,512,549
Foreign currencies	-	(23,277)	(9,729)	(7,660)	-	-
Forward foreign currency contracts	-	(1,588,227)	1,593,159	-	-	-
Futures contracts	(443,881)	-	-	-	383,096	-
Swaps	-	408,760	-	-	-	-
Change in Net Unrealized Appreciation (Depreciation)	11,061,109	(36,294,136)	(192,807,129)	(29,737,142)	(185,323,122)	13,512,549
NET GAIN (LOSS)	20,249,758	(61,972,436)	(252,207,977)	1,420,499	(100,776,839)	20,384,583
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$34,923,880	($41,240,587)	($242,171,073)	$10,624,775	($72,528,674)	$20,014,796

Foreign taxes withheld on dividends and interest	$-	$272,791	$198,226	$202,714	$-	$3,357
Foreign capital gains tax withheld	-	64,960	-	-	-	-
Change in deferred foreign capital gains tax	-	(12,859)	-	-	-	-

(1)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the Emerging Markets Debt and Comstock Portfolios.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2020 (Unaudited)

	Growth Portfolio	Large-Cap Growth Portfolio	Large-Cap Value Portfolio	Main Street Core Portfolio	Mid-Cap Equity Portfolio	Mid-Cap Growth Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$5,772,018	$3,725,802	$15,948,677	$9,501,016	$6,112,269	$2,514,430
Interest, net of foreign taxes withheld	24,269	1,440	9,102	4,216	4,418	5,958
Total Investment Income	5,796,287	3,727,242	15,957,779	9,505,232	6,116,687	2,520,388

EXPENSES
Advisory fees	5,412,293	4,702,157	3,837,372	2,330,639	2,619,257	3,014,608
Service fees - Class I	679,064	302,602	327,034	554,320	318,395	339,166
Support services expenses	64,195	44,864	39,123	34,731	32,422	30,231
Custodian fees and expenses	12,851	9,984	7,664	8,082	8,841	7,604
Portfolio accounting and tax fees	95,454	69,618	63,690	54,633	59,199	54,397
Shareholder report expenses	20,043	14,323	12,677	11,126	10,446	9,634
Legal and audit fees	35,314	25,059	22,186	19,417	17,941	16,779
Trustees’ fees and expenses	15,501	10,919	9,720	8,556	8,169	7,484
Interest expense	752	5,261	484	303	2,500	1,303
Other	29,118	20,671	19,026	17,416	16,275	15,354
Total Expenses	6,364,585	5,205,458	4,338,976	3,039,223	3,093,445	3,496,560
Advisory Fee Waiver (1)	-	(299,981)	-	-	-	(107,664)
Net Expenses	6,364,585	4,905,477	4,338,976	3,039,223	3,093,445	3,388,896
NET INVESTMENT INCOME (LOSS)	(568,298)	(1,178,235)	11,618,803	6,466,009	3,023,242	(868,508)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	250,866,779	102,874,039	23,744,698	(1,216,961)	(122,398,614)	74,790,192
Foreign currency transactions	(2,429)	161,799	(15,705)	(54,706)	-	(14,629)
Purchased option transactions	-	-	-	-	-	(4,629,994)
Written option transactions	-	-	-	-	-	2,353,201
Net Realized Gain (Loss)	250,864,350	103,035,838	23,728,993	(1,271,667)	(122,398,614)	72,498,770

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	5,286,192	97,572,321	(95,018,180)	(29,656,314)	(2,060,798)	22,745,677
Foreign currencies	(1,360)	24	(1,096)	(8,120)	(30)	2,874
Written options	-	-	-	-	-	(988,904)
Change in Net Unrealized Appreciation (Depreciation)	5,284,832	97,572,345	(95,019,276)	(29,664,434)	(2,060,828)	21,759,647
NET GAIN (LOSS)	256,149,182	200,608,183	(71,290,283)	(30,936,101)	(124,459,442)	94,258,417
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$255,580,884	$199,429,948	($59,671,480)	($24,470,092)	($121,436,200)	$93,389,909

Foreign taxes withheld on dividends and interest	$11,945	$-	$17,025	$150,422	$13,067	$36,617

(1)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the Large-Cap Growth and Mid-Cap Growth Portfolios.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2020 (Unaudited)

	Mid-Cap Value Portfolio	Small-Cap Equity Portfolio	Small-Cap Growth Portfolio	Small-Cap Index Portfolio	Small-Cap Value Portfolio	Value Advantage Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$8,757,462	$2,005,862	$365,301	$4,395,444	$2,348,981	$12,342,377
Interest, net of foreign taxes withheld	7,993	24,675	1,206	9,133	2,664	4,638
Total Investment Income	8,765,455	2,030,537	366,507	4,404,577	2,351,645	12,347,015

EXPENSES
Advisory fees	2,903,692	696,734	637,992	917,039	1,041,738	2,969,511
Service fees - Class I	97,083	68,859	145,489	459,610	159,637	44,446
Support services expenses	30,792	7,339	6,697	21,452	10,654	29,233
Custodian fees and expenses	7,959	19,468	4,331	10,848	4,678	6,680
Portfolio accounting and tax fees	56,627	49,941	22,007	53,509	29,257	52,816
Shareholder report expenses	10,241	2,427	2,180	7,039	3,580	9,403
Legal and audit fees	17,554	4,140	3,828	12,164	6,087	16,389
Trustees’ fees and expenses	8,532	1,882	1,650	5,432	2,789	8,025
Interest expense	-	218	256	544	-	122
Licensing fee	-	5,111	-	31,776	-	-
Other	15,843	4,548	4,824	12,677	6,366	14,321
Total Expenses	3,148,323	860,667	829,254	1,532,090	1,264,786	3,150,946
Advisory Fee Waiver (1)	-	(92,901)	-	-	-	-
Net Expenses	3,148,323	767,766	829,254	1,532,090	1,264,786	3,150,946
NET INVESTMENT INCOME (LOSS)	5,617,132	1,262,771	(462,747)	2,872,487	1,086,859	9,196,069

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	(13,213,847)	(21,056,964)	37,405,282	19,439,035	(42,048,430)	(2,222,447)
Foreign currency transactions	-	(377)	14,343	-	-	-
Futures contract transactions	-	(543,250)	-	(1,513,545)	-	-
Net Realized Gain (Loss)	(13,213,847)	(21,600,591)	37,419,625	17,925,490	(42,048,430)	(2,222,447)

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	(183,102,217)	(40,969,140)	4,884,147	(99,475,382)	(59,231,403)	(151,527,833)
Foreign currencies	(171)	(140)	5	(76)	-	-
Futures contracts	-	23,091	-	(29,175)	-	-
Change in Net Unrealized Appreciation (Depreciation)	(183,102,388)	(40,946,189)	4,884,152	(99,504,633)	(59,231,403)	(151,527,833)
NET GAIN (LOSS)	(196,316,235)	(62,546,780)	42,303,777	(81,579,143)	(101,279,833)	(153,750,280)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($190,699,103)	($61,284,009)	$41,841,030	($78,706,656)	($100,192,974)	($144,554,211)

Foreign taxes withheld on dividends and interest	$4,366	$2,755	$15,543	$3,348	$16,115	$15,888

(1)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the Small-Cap Equity Portfolio.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2020 (Unaudited)

	Emerging Markets Portfolio	International Equity Income Portfolio	International Large-Cap Portfolio	International Small-Cap Portfolio	International Value Portfolio	Health Sciences Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$9,720,274	$8,525,069	$17,722,763	$3,708,944	$15,973,380	$2,478,937
Interest, net of foreign taxes withheld	18,321	18,535	25,885	719	6,709	1,372
Total Investment Income	9,738,595	8,543,604	17,748,648	3,709,663	15,980,089	2,480,309

EXPENSES
Advisory fees	5,234,154	978,239	5,397,744	1,034,143	2,985,106	1,767,786
Service fees - Class I	380,174	18	522,129	80,084	230,060	392,781
Support services expenses	45,817	15,361	52,672	8,485	35,655	13,811
Custodian fees and expenses	123,667	36,282	63,666	17,803	81,372	7,703
Portfolio accounting and tax fees	139,722	49,634	112,774	36,655	108,819	31,390
Shareholder report expenses	14,954	5,642	17,148	2,984	12,124	4,303
Legal and audit fees	25,873	8,482	29,549	5,085	20,376	7,546
Trustees’ fees and expenses	11,360	3,782	13,004	2,126	10,676	3,300
Interest expense	9,616	20,779	2,200	1,445	14,087	487
Offering expenses	-	20,221	-	-	-	-
Recoupment of adviser reimbursement (1)	-	506	-	-	-	-
Other	22,924	7,285	25,644	6,750	18,995	7,380
Total Expenses	6,008,261	1,146,231	6,236,530	1,195,560	3,517,270	2,236,487
NET INVESTMENT INCOME (LOSS)	3,730,334	7,397,373	11,512,118	2,514,103	12,462,819	243,822

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions, net of foreign capital gains tax withheld	5,341,463	(33,862,041)	(11,387,089)	(9,263,466)	(71,766,563)	29,649,909
Foreign currency transactions	(375,504)	(204,585)	89,090	(257,614)	(343,247)	(30,132)
Forward foreign currency contract transactions	-	-	-	-	-	(176,622)
Futures contract transactions	(1,285,517)	-	-	-	196,119	-
Net Realized Gain (Loss)	3,680,442	(34,066,626)	(11,297,999)	(9,521,080)	(71,913,691)	29,443,155

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities, net of deferred foreign capital gains tax	(119,131,275)	(37,583,443)	(165,663,467)	(25,756,885)	(186,804,139)	(17,391,086)
Foreign currencies	(12,447)	21,714	93,183	(1,177)	(25,599)	443
Forward foreign currency contracts	-	-	-	-	-	240,028
Change in Net Unrealized Appreciation (Depreciation)	(119,143,722)	(37,561,729)	(165,570,284)	(25,758,062)	(186,829,738)	(17,150,615)
NET GAIN (LOSS)	(115,463,280)	(71,628,355)	(176,868,283)	(35,279,142)	(258,743,429)	12,292,540
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($111,732,946)	($64,230,982)	($165,356,165)	($32,765,039)	($246,280,610)	$12,536,362

Foreign taxes withheld on dividends and interest	$1,014,310	$878,682	$2,203,725	$434,782	$1,650,493	$40,630
Foreign capital gains tax withheld	-	-	15,083	-	57,850	-
Change in deferred foreign capital gains tax	(3,902,631)	-	(675,878)	-	(250,413)	-

(1)	Pacific Life Fund Advisors LLC recouped expenses from the International Equity Income Portfolio.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2020 (Unaudited)

	Real Estate Portfolio	Technology Portfolio	Pacific Dynamix - Conservative Growth Portfolio	Pacific Dynamix - Moderate Growth Portfolio	Pacific Dynamix - Growth Portfolio	Portfolio Optimization Conservative Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$7,137,037	$406,321	$-	$-	$-	$-
Interest, net of foreign taxes withheld	1,140	12,498	-	-	-	-
Total Investment Income	7,138,177	418,819	-	-	-	-

EXPENSES
Advisory fees	2,241,451	877,745	550,966	2,373,660	853,059	779,471
Service fees - Class I	244,067	195,015	550,792	2,373,123	851,778	1,558,788
Support services expenses	21,999	6,437	19,660	84,513	29,001	55,285
Custodian fees and expenses	5,474	3,579	-	-	-	-
Portfolio accounting and tax fees	42,818	22,505	21,458	21,555	21,732	26,237
Shareholder report expenses	6,928	2,021	6,044	26,350	9,038	16,826
Legal and audit fees	11,958	3,562	10,617	46,123	15,906	29,668
Trustees’ fees and expenses	5,498	1,516	5,113	22,254	7,692	14,152
Interest expense	1,928	59	-	-	-	-
Other	12,239	4,664	11,029	28,996	13,748	20,086
Total Expenses	2,594,360	1,117,103	1,175,679	4,976,574	1,801,954	2,500,513
Advisory Fee Waiver (1)	(241,647)	-	-	-	-	-
Adviser Reimbursement (2)	-	-	(162,327)	(610,602)	(232,040)	-
Net Expenses	2,352,713	1,117,103	1,013,352	4,365,972	1,569,914	2,500,513
NET INVESTMENT INCOME (LOSS)	4,785,464	(698,284)	(1,013,352)	(4,365,972)	(1,569,914)	(2,500,513)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	(23,177,187)	11,231,308	-	-	-	-
Investment securities from affiliated mutual fund investments	-	-	23,338,712	109,356,493	7,233,462	373,100
Foreign currency transactions	-	292	-	-	-	-
Net Realized Gain (Loss)	(23,177,187)	11,231,600	23,338,712	109,356,493	7,233,462	373,100

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	(98,973,199)	22,949,764	-	-	-	-
Investment securities from affiliated mutual fund investments	-	-	(20,320,722)	(146,466,711)	(32,510,538)	19,562,608
Foreign currencies	-	(39)	-	-	-	-
Change in Net Unrealized Appreciation (Depreciation)	(98,973,199)	22,949,725	(20,320,722)	(146,466,711)	(32,510,538)	19,562,608
NET GAIN (LOSS)	(122,150,386)	34,181,325	3,017,990	(37,110,218)	(25,277,076)	19,935,708
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($117,364,922)	$33,483,041	$2,004,638	($41,476,190)	($26,846,990)	$17,435,195

Foreign taxes withheld on dividends and interest	$-	$3,793	$-	$-	$-	$-

(1)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the Real Estate Portfolio.
(2)	Pacific Life Fund Advisors LLC reimbursed expenses for the Pacific Dynamix - Conservative Growth, Pacific Dynamix - Moderate Growth and Pacific Dynamix - Growth Portfolios.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2020 (Unaudited)

	Portfolio Optimization Moderate- Conservative Portfolio	Portfolio Optimization Moderate Portfolio	Portfolio Optimization Growth Portfolio	Portfolio Optimization Aggressive- Growth Portfolio	PSF DFA Balanced Allocation Portfolio
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$2,421,585
Total Investment Income	-	-	-	-	2,421,585

EXPENSES
Advisory fees	1,127,637	4,572,356	3,867,288	870,534	239,484
Distribution and/or service fees - Class D	-	-	-	-	299,324
Service fees - Class I	2,255,032	9,143,670	7,733,734	1,740,829	-
Support services expenses	82,096	331,724	279,076	62,525	8,367
Portfolio accounting and tax fees	26,650	26,612	26,450	26,289	21,491
Shareholder report expenses	25,735	104,734	89,011	20,105	2,519
Legal and audit fees	44,901	182,442	154,647	34,867	4,461
Trustees’ fees and expenses	21,561	87,758	74,622	16,874	2,172
Other	30,651	95,075	84,622	23,745	7,687
Total Expenses	3,614,263	14,544,371	12,309,450	2,795,768	585,505
NET INVESTMENT INCOME (LOSS)	(3,614,263)	(14,544,371)	(12,309,450)	(2,795,768)	1,836,080

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	-	-	-	-	(179,195)
Investment securities from affiliated mutual fund investments	52,739,173	305,479,375	279,497,819	50,351,347	-
Net Realized Gain (Loss)	52,739,173	305,479,375	279,497,819	50,351,347	(179,195)

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	-	-	-	-	(7,737,367)
Investment securities from affiliated mutual fund investments	(81,555,304)	(494,771,885)	(624,476,659)	(179,526,884)	-
Change in Net Unrealized Appreciation (Depreciation)	(81,555,304)	(494,771,885)	(624,476,659)	(179,526,884)	(7,737,367)
NET GAIN (LOSS)	(28,816,131)	(189,292,510)	(344,978,840)	(129,175,537)	(7,916,562)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($32,430,394)	($203,836,881)	($357,288,290)	($131,971,305)	($6,080,482)

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2020 (1)	Year Ended December 31, 2019	Period Ended June 30, 2020 (1)	Year Ended December 31, 2019	Period Ended June 30, 2020 (1)	Year Ended December 31, 2019
	Core Income Portfolio		Diversified Bond Portfolio		Floating Rate Income Portfolio
OPERATIONS
Net investment income (loss)	$7,178,561	$16,377,064	$62,919,635	$140,647,015	$11,147,543	$32,207,541
Net realized gain (loss)	18,413,071	3,519,408	154,618,667	136,649,136	(25,661,227)	(6,626,247)
Change in net unrealized appreciation (depreciation)	(7,955,370)	33,126,225	(55,037,125)	228,227,571	(13,688,075)	23,705,602
Net Increase (Decrease) in Net Assets Resulting from Operations	17,636,262	53,022,697	162,501,177	505,523,722	(28,201,759)	49,286,896
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	28,867,345	18,190,260	48,969,175	190,718,317	20,054,158	32,104,258
Class P	20,413,191	245,303,773	327,255,754	1,219,251,108	3,806,469	42,057,268
Shares issued in connection with acquisition (2)
Class I					-	177,212,471
Class I					-	-
Cost of shares repurchased
Class I	(23,316,989)	(12,252,070)	(167,262,213)	(51,081,993)	(42,100,469)	(67,899,869)
Class P	(142,926,970)	(65,934,076)	(542,550,190)	(576,619,657)	(166,585,278)	(45,550,427)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(116,963,423)	185,307,887	(333,587,474)	782,267,775	(184,825,120)	137,923,701
NET INCREASE (DECREASE) IN NET ASSETS	(99,327,161)	238,330,584	(171,086,297)	1,287,791,497	(213,026,879)	187,210,597
NET ASSETS
Beginning of Year or Period	553,871,380	315,540,796	4,420,278,654	3,132,487,157	644,279,413	457,068,816
End of Year or Period	$454,544,219	$553,871,380	$4,249,192,357	$4,420,278,654	$431,252,534	$644,279,413

	High Yield Bond Portfolio		Inflation Managed Portfolio		Managed Bond Portfolio
OPERATIONS
Net investment income (loss)	$34,521,488	$63,114,159	($751,365)	$8,679,289	$39,629,498	$97,839,628
Net realized gain (loss)	(27,360,189)	(11,246,390)	(5,820,532)	(5,403,056)	95,519,678	38,883,254
Change in net unrealized appreciation (depreciation)	(50,312,235)	96,640,146	30,613,699	41,115,748	33,672,012	132,288,930
Net Increase (Decrease) in Net Assets Resulting from Operations	(43,150,936)	148,507,915	24,041,802	44,391,981	168,821,188	269,011,812
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	59,820,482	70,740,937	10,951,782	15,835,533	58,066,080	55,827,343
Class P	140,303,422	154,285,122	61,659,934	1,278,242	445,540,048	1,188,004,253
Cost of shares repurchased
Class I	(54,792,684)	(59,291,752)	(26,198,813)	(59,533,753)	(73,191,131)	(137,512,353)
Class P	(68,281,510)	(171,729,634)	(33,125,210)	(224,875,859)	(463,879,073)	(301,319,682)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	77,049,710	(5,995,327)	13,287,693	(267,295,837)	(33,464,076)	804,999,561
NET INCREASE (DECREASE) IN NET ASSETS	33,898,774	142,512,588	37,329,495	(222,903,856)	135,357,112	1,074,011,373
NET ASSETS
Beginning of Year or Period	1,183,763,228	1,041,250,640	436,805,728	659,709,584	3,371,329,917	2,297,318,544
End of Year or Period	$1,217,662,002	$1,183,763,228	$474,135,223	$436,805,728	$3,506,687,029	$3,371,329,917

(1)	Unaudited.
(2)	See Note 12 in Notes to Financial Statements for shares issued in connection with acquisition.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2020 (1)	Year Ended December 31, 2019	Period Ended June 30, 2020 (1)	Year Ended December 31, 2019	Period Ended June 30, 2020 (1)	Year Ended December 31, 2019
	Short Duration Bond Portfolio		Emerging Markets Debt Portfolio		Comstock Portfolio
OPERATIONS
Net investment income (loss)	$14,674,122	$33,941,783	$20,731,849	$46,713,045	$10,036,904	$19,461,947
Net realized gain (loss)	9,188,649	6,753,526	(25,678,300)	(10,844,034)	(59,400,848)	51,048,244
Change in net unrealized appreciation (depreciation)	11,061,109	19,281,122	(36,294,136)	53,141,519	(192,807,129)	123,264,479
Net Increase (Decrease) in Net Assets Resulting from Operations	34,923,880	59,976,431	(41,240,587)	89,010,530	(242,171,073)	193,774,670
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	44,665,053	73,274,371	32,918,824	12,328,869	14,353,513	6,510,381
Class P	296,680,629	680,736,692	187,308,610	5,556,848	7,368,632	315,785,769
Cost of shares repurchased
Class I	(67,185,463)	(112,310,265)	(8,919,211)	(7,557,893)	(12,548,558)	(25,915,658)
Class P	(26,527,265)	(401,188,326)	(65,573,395)	(402,839,746)	(131,397,179)	(89,332,857)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	247,632,954	240,512,472	145,734,828	(392,511,922)	(122,223,592)	207,047,635
NET INCREASE (DECREASE) IN NET ASSETS	282,556,834	300,488,903	104,494,241	(303,501,392)	(364,394,665)	400,822,305
NET ASSETS
Beginning of Year or Period	1,303,192,721	1,002,703,818	771,178,576	1,074,679,968	1,076,351,959	675,529,654
End of Year or Period	$1,585,749,555	$1,303,192,721	$875,672,817	$771,178,576	$711,957,294	$1,076,351,959

	Dividend Growth Portfolio		Equity Index Portfolio		Focused Growth Portfolio
OPERATIONS
Net investment income (loss)	$9,204,276	$15,284,458	$28,248,165	$54,572,245	($369,787)	($355,922)
Net realized gain (loss)	31,157,641	93,460,164	84,546,283	104,622,310	6,872,034	25,010,448
Change in net unrealized appreciation (depreciation)	(29,737,142)	211,614,689	(185,323,122)	643,523,457	13,512,549	38,684,870
Net Increase (Decrease) in Net Assets Resulting from Operations	10,624,775	320,359,311	(72,528,674)	802,718,012	20,014,796	63,339,396
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	14,409,316	32,657,549	150,676,556	172,104,804	15,189,350	22,741,309
Class P	337,442,327	416,134,375	79,165,146	294,959,312	-	-
Cost of shares repurchased
Class I	(29,044,448)	(32,047,282)	(169,913,257)	(221,091,765)	(31,661,666)	(29,749,927)
Class P	(103,298,735)	(175,491,105)	(95,140,797)	(126,397,341)	-	-
Net Increase (Decrease) in Net Assets from Capital Share Transactions	219,508,460	241,253,537	(35,212,352)	119,575,010	(16,472,316)	(7,008,618)
NET INCREASE (DECREASE) IN NET ASSETS	230,133,235	561,612,848	(107,741,026)	922,293,022	3,542,480	56,330,778
NET ASSETS
Beginning of Year or Period	1,437,700,340	876,087,492	3,390,702,738	2,468,409,716	236,470,142	180,139,364
End of Year or Period	$1,667,833,575	$1,437,700,340	$3,282,961,712	$3,390,702,738	$240,012,622	$236,470,142

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2020 (1)	Year Ended December 31, 2019	Period Ended June 30, 2020 (1)	Year Ended December 31, 2019	Period Ended June 30, 2020 (1)	Year Ended December 31, 2019
	Growth Portfolio		Large-Cap Growth Portfolio		Large-Cap Value Portfolio
OPERATIONS
Net investment income (loss)	($568,298)	$86,468	($1,178,235)	($1,922,825)	$11,618,803	$20,630,661
Net realized gain (loss)	250,864,350	174,722,032	103,035,838	129,868,625	23,728,993	183,647,328
Change in net unrealized appreciation (depreciation)	5,284,832	367,326,489	97,572,345	248,999,485	(95,019,276)	122,203,387
Net Increase (Decrease) in Net Assets Resulting from Operations	255,580,884	542,134,989	199,429,948	376,945,285	(59,671,480)	326,481,376
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	43,467,024	39,797,468	32,253,196	28,486,764	14,951,288	17,576,629
Class P	210,531,729	411,773,032	73,518,949	29,732,661	335,479,874	2,565,324
Cost of shares repurchased
Class I	(82,626,936)	(73,852,771)	(36,449,140)	(38,274,559)	(25,142,199)	(51,269,844)
Class P	(264,867,348)	(272,660,367)	(257,980,500)	(264,462,171)	(67,231,016)	(399,750,252)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(93,495,531)	105,057,362	(188,657,495)	(244,517,305)	258,057,947	(430,878,143)
NET INCREASE (DECREASE) IN NET ASSETS	162,085,353	647,192,351	10,772,453	132,427,980	198,386,467	(104,396,767)
NET ASSETS
Beginning of Year or Period	1,953,554,422	1,306,362,071	1,367,246,079	1,234,818,099	1,210,762,368	1,315,159,135
End of Year or Period	$2,115,639,775	$1,953,554,422	$1,378,018,532	$1,367,246,079	$1,409,148,835	$1,210,762,368

	Main Street Core Portfolio		Mid-Cap Equity Portfolio		Mid-Cap Growth Portfolio
OPERATIONS
Net investment income (loss)	$6,466,009	$13,557,128	$3,023,242	$11,298,149	($868,508)	($1,368,926)
Net realized gain (loss)	(1,271,667)	69,320,830	(122,398,614)	33,314,186	72,498,770	88,440,430
Change in net unrealized appreciation (depreciation)	(29,664,434)	209,100,637	(2,060,828)	131,152,233	21,759,647	197,671,379
Net Increase (Decrease) in Net Assets Resulting from Operations	(24,470,092)	291,978,595	(121,436,200)	175,764,568	93,389,909	284,742,883
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	2,982,099	5,792,913	5,586,988	27,463,876	25,034,956	26,799,436
Class P	116,908,408	7,357,159	6,681,147	182,567,657	15,186,961	76,839,053
Cost of shares repurchased
Class I	(43,263,598)	(75,782,559)	(23,242,081)	(49,365,869)	(58,421,568)	(45,330,685)
Class P	(56,608,657)	(102,511,911)	(250,072,451)	(69,694,494)	(176,557,154)	(139,252,257)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	20,018,252	(165,144,398)	(261,046,397)	90,971,170	(194,756,805)	(80,944,453)
NET INCREASE (DECREASE) IN NET ASSETS	(4,451,840)	126,834,197	(382,482,597)	266,735,738	(101,366,896)	203,798,430
NET ASSETS
Beginning of Year or Period	1,086,691,262	959,857,065	1,067,368,901	800,633,163	953,975,439	750,177,009
End of Year or Period	$1,082,239,422	$1,086,691,262	$684,886,304	$1,067,368,901	$852,608,543	$953,975,439

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2020 (1)	Year Ended December 31, 2019	Period Ended June 30, 2020 (1)	Year Ended December 31, 2019	Period Ended June 30, 2020 (1)	Year Ended December 31, 2019
	Mid-Cap Value Portfolio		Small-Cap Equity Portfolio		Small-Cap Growth Portfolio
OPERATIONS
Net investment income (loss)	$5,617,132	$11,342,256	$1,262,771	$3,813,472	($462,747)	($1,379,336)
Net realized gain (loss)	(13,213,847)	48,731,118	(21,600,591)	11,552,087	37,419,625	35,986,849
Change in net unrealized appreciation (depreciation)	(183,102,388)	226,311,575	(40,946,189)	39,216,342	4,884,152	21,453,330
Net Increase (Decrease) in Net Assets Resulting from Operations	(190,699,103)	286,384,949	(61,284,009)	54,581,901	41,841,030	56,060,843
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	6,007,304	12,931,532	5,522,634	7,925,683	3,897,466	11,989,333
Class P	36,929,431	5,288,961	2,042,372	10,981,667	38,057,618	5,055,899
Cost of shares repurchased
Class I	(13,269,689)	(15,321,361)	(4,014,864)	(9,955,717)	(16,579,280)	(28,758,764)
Class P	(141,795,150)	(327,362,707)	(32,825,053)	(47,911,449)	(14,259,262)	(23,923,591)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(112,128,104)	(324,463,575)	(29,274,911)	(38,959,816)	11,116,542	(35,637,123)
NET INCREASE (DECREASE) IN NET ASSETS	(302,827,207)	(38,078,626)	(90,558,920)	15,622,085	52,957,572	20,423,720
NET ASSETS
Beginning of Year or Period	1,029,629,712	1,067,708,338	253,767,950	238,145,865	197,103,137	176,679,417
End of Year or Period	$726,802,505	$1,029,629,712	$163,209,030	$253,767,950	$250,060,709	$197,103,137

	Small-Cap Index Portfolio		Small-Cap Value Portfolio		Value Advantage Portfolio
OPERATIONS
Net investment income (loss)	$2,872,487	$6,797,860	$1,086,859	$2,533,701	$9,196,069	$16,606,494
Net realized gain (loss)	17,925,490	51,767,642	(42,048,430)	14,235,456	(2,222,447)	34,510,521
Change in net unrealized appreciation (depreciation)	(99,504,633)	104,148,787	(59,231,403)	61,678,615	(151,527,833)	166,188,441
Net Increase (Decrease) in Net Assets Resulting from Operations	(78,706,656)	162,714,289	(100,192,974)	78,447,772	(144,554,211)	217,305,456
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	24,984,725	53,520,306	9,768,967	15,032,029	6,907,303	11,265,968
Class P	34,738,835	1,988,653	1,623,304	9,079,734	201,959,472	29,173,552
Cost of shares repurchased
Class I	(39,037,889)	(62,249,886)	(13,719,162)	(25,655,977)	(2,370,375)	(4,760,639)
Class P	(17,520,243)	(145,878,853)	(27,940,912)	(63,314,049)	(58,108,632)	(140,569,172)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	3,165,428	(152,619,780)	(30,267,803)	(64,858,263)	148,387,768	(104,890,291)
NET INCREASE (DECREASE) IN NET ASSETS	(75,541,228)	10,094,509	(130,460,777)	13,589,509	3,833,557	112,415,165
NET ASSETS
Beginning of Year or Period	709,284,208	699,189,699	378,525,846	364,936,337	937,122,410	824,707,245
End of Year or Period	$633,742,980	$709,284,208	$248,065,069	$378,525,846	$940,955,967	$937,122,410

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2020 (1)	Year Ended December 31, 2019	Period Ended June 30, 2020 (1)	Year/Period Ended December 31, 2019	Period Ended June 30, 2020 (1)	Year Ended December 31, 2019
	Emerging Markets Portfolio		International Equity Income Portfolio (2)		International Large-Cap Portfolio
OPERATIONS
Net investment income (loss)	$3,730,334	$11,465,232	$7,397,373	($1,107)	$11,512,118	$32,501,418
Net realized gain (loss)	3,680,442	187,416,246	(34,066,626)	354	(11,297,999)	120,895,009
Change in net unrealized appreciation (depreciation)	(119,143,722)	169,263,178	(37,561,729)	(161,816)	(165,570,284)	295,220,341
Net Increase (Decrease) in Net Assets Resulting from Operations	(111,732,946)	368,144,656	(64,230,982)	(162,569)	(165,356,165)	448,616,768
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I (3)	11,108,441	20,050,727	54,502		19,150,971	26,614,181
Class P	85,250,234	11,312,230	470,210,463	50,118,320	5,386,080	3,146,865
Cost of shares repurchased
Class I (3)	(32,498,334)	(51,635,554)	(1)		(31,924,382)	(60,353,156)
Class P	(49,685,728)	(592,117,209)	(21,080,572)	-	(158,671,558)	(645,825,165)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	14,174,613	(612,389,806)	449,184,392	50,118,320	(166,058,889)	(676,417,275)
NET INCREASE (DECREASE) IN NET ASSETS	(97,558,333)	(244,245,150)	384,953,410	49,955,751	(331,415,054)	(227,800,507)
NET ASSETS
Beginning of Year or Period	1,457,666,253	1,701,911,403	49,955,751	-	1,679,706,229	1,907,506,736
End of Year or Period	$1,360,107,920	$1,457,666,253	$434,909,161	$49,955,751	$1,348,291,175	$1,679,706,229

	International Small-Cap Portfolio		International Value Portfolio		Health Sciences Portfolio
OPERATIONS
Net investment income (loss)	$2,514,103	$5,696,224	$12,462,819	$45,188,185	$243,822	$105,634
Net realized gain (loss)	(9,521,080)	23,333,588	(71,913,691)	46,365,713	29,443,155	24,283,828
Change in net unrealized appreciation (depreciation)	(25,758,062)	55,022,626	(186,829,738)	164,977,624	(17,150,615)	66,130,242
Net Increase (Decrease) in Net Assets Resulting from Operations	(32,765,039)	84,052,438	(246,280,610)	256,531,522	12,536,362	90,519,704
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	5,924,785	8,630,539	18,962,453	15,266,413	13,749,121	15,673,445
Class P	22,296,305	1,768,802	89,549,463	7,381,704	54,908	-
Cost of shares repurchased
Class I	(6,742,841)	(9,909,967)	(10,946,954)	(23,844,669)	(41,818,964)	(60,023,315)
Class P	(14,643,989)	(396,502,699)	(508,088,994)	(366,857,260)	(1,082)	-
Net Increase (Decrease) in Net Assets from Capital Share Transactions	6,834,260	(396,013,325)	(410,524,032)	(368,053,812)	(28,016,017)	(44,349,870)
NET INCREASE (DECREASE) IN NET ASSETS	(25,930,779)	(311,960,887)	(656,804,642)	(111,522,290)	(15,479,655)	46,169,834
NET ASSETS
Beginning of Year or Period	276,232,694	588,193,581	1,530,191,828	1,641,714,118	420,846,645	374,676,811
End of Year or Period	$250,301,915	$276,232,694	$873,387,186	$1,530,191,828	$405,366,990	$420,846,645

(1)	Unaudited.
(2)	Operations commenced on December 30, 2019.
(3)	Operations commenced on May 1, 2020 for Class I shares of the International Equity Income Portfolio.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2020 (1)	Year Ended December 31, 2019	Period Ended June 30, 2020 (1)	Year Ended December 31, 2019	Period Ended June 30, 2020 (1)	Year Ended December 31, 2019
	Real Estate Portfolio		Technology Portfolio		Pacific Dynamix - Conservative Growth Portfolio
OPERATIONS
Net investment income (loss)	$4,785,464	$11,952,130	($698,284)	($1,226,776)	($1,013,352)	($2,005,595)
Net realized gain (loss)	(23,177,187)	23,338,388	11,231,600	10,600,937	23,338,712	23,176,126
Change in net unrealized appreciation (depreciation)	(98,973,199)	112,200,725	22,949,725	42,239,318	(20,320,722)	56,891,835
Net Increase (Decrease) in Net Assets Resulting from Operations	(117,364,922)	147,491,243	33,483,041	51,613,479	2,004,638	78,062,366
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	12,174,430	21,086,340	29,602,929	20,135,453	28,011,648	37,877,235
Class P (2)	2,456,077	262,575,553	38,971	2,551	245,829	56,000
Cost of shares repurchased
Class I	(23,625,583)	(42,340,516)	(24,967,089)	(27,921,361)	(31,264,360)	(58,941,610)
Class P (2)	(106,976,276)	(82,778,459)	(6,100)	-	(8,241)	-
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(115,971,352)	158,542,918	4,668,711	(7,783,357)	(3,015,124)	(21,008,375)
NET INCREASE (DECREASE) IN NET ASSETS	(233,336,274)	306,034,161	38,151,752	43,830,122	(1,010,486)	57,053,991
NET ASSETS
Beginning of Year or Period	686,685,846	380,651,685	189,326,245	145,496,123	573,557,970	516,503,979
End of Year or Period	$453,349,572	$686,685,846	$227,477,997	$189,326,245	$572,547,484	$573,557,970

	Pacific Dynamix - Moderate Growth Portfolio		Pacific Dynamix - Growth Portfolio		Portfolio Optimization Conservative Portfolio
OPERATIONS
Net investment income (loss)	($4,365,972)	($8,850,900)	($1,569,914)	($2,890,196)	($2,500,513)	($4,900,730)
Net realized gain (loss)	109,356,493	101,664,653	7,233,462	37,018,348	373,100	73,758,445
Change in net unrealized appreciation (depreciation)	(146,466,711)	322,386,908	(32,510,538)	127,056,769	19,562,608	108,017,662
Net Increase (Decrease) in Net Assets Resulting from Operations	(41,476,190)	415,200,661	(26,846,990)	161,184,921	17,435,195	176,875,377
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	38,743,206	55,312,632	138,057,951	63,151,267	196,456,197	103,494,592
Class P (2)	472,801	293,250	2,202,939	81,000	132	156,000
Cost of shares repurchased
Class I	(97,699,690)	(186,290,302)	(16,765,629)	(73,177,248)	(142,033,334)	(245,760,406)
Class P (2)	(25,025)	-	(199,281)	-	-	-
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(58,508,708)	(130,684,420)	123,295,980	(9,944,981)	54,422,995	(142,109,814)
NET INCREASE (DECREASE) IN NET ASSETS	(99,984,898)	284,516,241	96,448,990	151,239,940	71,858,190	34,765,563
NET ASSETS
Beginning of Year or Period	2,535,488,750	2,250,972,509	868,345,325	717,105,385	1,548,133,987	1,513,368,424
End of Year or Period	$2,435,503,852	$2,535,488,750	$964,794,315	$868,345,325	$1,619,992,177	$1,548,133,987

(1)	Unaudited.
(2)	Class P of the Pacific Dynamix and Portfolio Optimization Portfolios commenced on October 31, 2019.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2020 (1)	Year Ended December 31, 2019	Period Ended June 30, 2020 (1)	Year Ended December 31, 2019	Period Ended June 30, 2020 (1)	Year Ended December 31, 2019
	Portfolio Optimization Moderate-Conservative Portfolio		Portfolio Optimization Moderate Portfolio		Portfolio Optimization Growth Portfolio
OPERATIONS
Net investment income (loss)	($3,614,263)	($7,841,006)	($14,544,371)	($31,768,325)	($12,309,450)	($27,189,265)
Net realized gain (loss)	52,739,173	154,151,666	305,479,375	818,034,796	279,497,819	736,789,873
Change in net unrealized appreciation (depreciation)	(81,555,304)	204,991,549	(494,771,885)	917,404,810	(624,476,659)	969,746,784
Net Increase (Decrease) in Net Assets Resulting from Operations	(32,430,394)	351,302,209	(203,836,881)	1,703,671,281	(357,288,290)	1,679,347,392
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	9,843,441	18,678,663	24,745,756	13,160,213	20,289,782	14,217,370
Class P (2)	5,509	244,000	80,423	994,000	41,722	851,000
Cost of shares repurchased
Class I	(155,793,983)	(367,441,321)	(622,247,961)	(1,522,051,227)	(536,641,138)	(1,263,373,482)
Class P (2)	-	-	(2,032)	-	(4,274)	-
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(145,945,033)	(348,518,658)	(597,423,814)	(1,507,897,014)	(516,313,908)	(1,248,305,112)
NET INCREASE (DECREASE) IN NET ASSETS	(178,375,427)	2,783,551	(801,260,695)	195,774,267	(873,602,198)	431,042,280
NET ASSETS
Beginning of Year or Period	2,439,487,299	2,436,703,748	10,000,683,854	9,804,909,587	8,652,516,449	8,221,474,169
End of Year or Period	$2,261,111,872	$2,439,487,299	$9,199,423,159	$10,000,683,854	$7,778,914,251	$8,652,516,449

	Portfolio Optimization Aggressive-Growth Portfolio		PSF DFA Balanced Allocation Portfolio
OPERATIONS
Net investment income (loss)	($2,795,768)	($6,213,130)	$1,836,080	$3,855,417
Net realized gain (loss)	50,351,347	183,130,077	(179,195)	2,793,345
Change in net unrealized appreciation (depreciation)	(179,526,884)	237,188,642	(7,737,367)	28,705,167
Net Increase (Decrease) in Net Assets Resulting from Operations	(131,971,305)	414,105,589	(6,080,482)	35,353,929
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class D			24,827,939	54,508,633
Class I	10,824,479	14,787,628
Class P (2)	166,155	194,000	29,826	23,000
Cost of shares repurchased
Class D			(5,963,806)	(8,744,534)
Class I	(106,716,793)	(303,159,882)
Class P (2)	(10,519)	-	(302)	-
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(95,736,678)	(288,178,254)	18,893,657	45,787,099
NET INCREASE (DECREASE) IN NET ASSETS	(227,707,983)	125,927,335	12,813,175	81,141,028
NET ASSETS
Beginning of Year or Period	1,976,143,076	1,850,215,741	243,111,743	161,970,715
End of Year or Period	$1,748,435,093	$1,976,143,076	$255,924,918	$243,111,743

(1)	Unaudited.
(2)	Operations commenced on October 31, 2019 for Class P shares.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENT OF CASH FLOWS (1)

FOR THE PERIOD ENDED JUNE 30, 2020 (Unaudited)

Inflation Managed Portfolio
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets from operations	$24,041,802
Adjustments to reconcile net increase in net assets from operations to net cash provided by operation activities:
Purchases of long-term securities	(616,701,580)
Proceeds from disposition of long-term securities	620,923,676
Proceeds (purchases) of short-term securities, net	(20,881,842)
Proceeds (purchases) from foreign currency transactions	1,478,645
(Increase) decrease in receivable for dividends and interest	634,648
(Increase) decrease in receivable for securities sold	(68,542,597)
(Increase) decrease in swap agreements	(1)
(Increase) decrease in variation margin on future contracts	(6,931)
(Increase) decrease in variation margin on swap agreements	571,787
(Increase) decrease in swaps premiums	(31,022)
Increase (decrease) in prepaid expenses and other assets	(227,342)
Increase (decrease) in payable for securities purchased	19,314,076
Increase (decrease) in payable due to broker	2,351,000
Increase (decrease) in accrued advisory fees	5,442
Increase (decrease) in accrued service fees	(9)
Increase (decrease) in accrued support service expenses	1,378
Increase (decrease) in accrued custodian and portfolio accounting and tax fees	15,543
Increase (decrease) in accrued shareholder report expenses	2,216
Increase (decrease) in accrued trustees’ fees and expenses and deferred compensation	(314)
Increase (decrease) in accrued other	1,546
Change in net unrealized (appreciation) depreciation on investment securities	(29,723,683)
Change in net unrealized (appreciation) depreciation on foreign currencies	147,467
Change in net unrealized (appreciation) depreciation on forward foreign currency contracts	83,789
Change in net unrealized (appreciation) depreciation on purchased options	(363,275)
Change in net unrealized (appreciation) depreciation on swaps (2)	(87,885)
Change in net unrealized (appreciation) depreciation on written options	1,258,067
Net realized (gain) loss on investment securities	780,034
Net realized (gain) loss on foreign currencies	(140,017)
Net realized (gain) loss on forward foreign currency contracts	(1,329,733)
Net realized (gain) loss on purchased options	(1,205,469)
Net realized (gain) loss on written options	(54,462)
Net amortization on investments	1,457,430
Net cash provided by (used in) operating activities (3)	(66,227,616)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	72,577,345
Payments on shares redeemed	(59,147,351)
Proceeds from sale-buyback financing activities	1,001,442,475
Payment on sale-buyback financing transactions	(947,956,642)
Net cash provided by (used in) financing activities	66,915,827

NET (INCREASE) DECREASE IN CASH AND FOREIGN CURRENCY	688,211

CASH AND FOREIGN CURRENCY:
Beginning of Year or Period	3,638,956
End of Year or Period (4)	$4,327,167

(1)

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amounts shown in the Statement of Cash Flows are the amount included within the Statements of Assets and Liabilities and include cash and foreign currency, if any, on hand at the custodian bank and do not include any short-term investments. The Fund has not met the exemption criteria under the Financial Accounting Standards Board Accounting Standards Codification Topic 230, Statement of Cash Flows, and therefore includes a Statement of Cash Flows. All other portfolios have met the exemption criteria.

(2)	Excludes centrally cleared swaps included in variation margin.
(3)	Interest paid by the Fund was $828,577.
(4)	Includes cash (segregated for derivative investments) for the Fund of $2,026,000.

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)	Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Core Income
Class I
2020 (7)	$11.61	$0.16	$0.39	$0.55	$-	$-	$-	$12.16	0.75%	0.75%	2.66%	4.75%		$36,881	61%
2019	10.46	0.33	0.82	1.15	-	-	-	11.61	0.74%	0.74%	2.98%	10.92%		29,951	78%
2018	10.67	0.33	(0.54)	(0.21)	-	-	-	10.46	0.75%	0.75%	3.10%	(1.94%	)	21,244	83%
2017	10.16	0.28	0.23	0.51	-	-	-	10.67	0.74%	0.74%	2.69%	5.01%		18,368	73%
2016	9.66	0.28	0.22	0.50	-	-	-	10.16	0.75%	0.75%	2.73%	5.24%		6,489	69%
04/27/2015 - 12/31/2015	10.00	0.19	(0.53)	(0.34)	-	-	-	9.66	0.73%	0.73%	2.87%	(3.43%	)	2,318	42%
Class P
2020 (7)	11.72	0.17	0.39	0.56	-	-	-	12.28	0.55%	0.55%	2.88%	4.85%		417,664	61%
2019	10.54	0.36	0.82	1.18	-	-	-	11.72	0.55%	0.55%	3.17%	11.15%		523,920	78%
2018	10.73	0.35	(0.54)	(0.19)	-	-	-	10.54	0.55%	0.55%	3.28%	(1.75%	)	294,297	83%
2017	10.20	0.30	0.23	0.53	-	-	-	10.73	0.55%	0.55%	2.89%	5.21%		376,752	73%
2016	9.67	0.30	0.23	0.53	-	-	-	10.20	0.55%	0.55%	2.93%	5.45%		353,033	69%
04/27/2015 -12/31/2015	10.00	0.20	(0.53)	(0.33)	-	-	-	9.67	0.55%	0.55%	2.96%	(3.30%	)	390,193	42%
Diversified Bond
Class I
2020 (7)	$11.03	$0.16	$0.40	$0.56	$-	$-	$-	$11.59	0.65%	0.65%	2.90%	5.01%		$467,500	121%
2019	9.76	0.34	0.93	1.27	-	-	-	11.03	0.65%	0.65%	3.21%	13.00%		568,139	276%
2018	9.90	0.33	(0.47)	(0.14)	-	-	-	9.76	0.65%	0.65%	3.37%	(1.36%	)	378,733	260%
2017	9.26	0.30	0.34	0.64	-	-	-	9.90	0.64%	0.64%	3.14%	6.88%		376,640	237%
2016	8.82	0.31	0.13	0.44	-	-	-	9.26	0.64%	0.64%	3.33%	5.04%		266,568	182%
2015	8.72	0.27	(0.17)	0.10	-	-	-	8.82	0.64%	0.64%	3.00%	1.05%		244,154	224%
Class P
2020 (7)	14.91	0.23	0.53	0.76	-	-	-	15.67	0.45%	0.45%	3.08%	5.12%		3,781,693	121%
2019	13.17	0.48	1.26	1.74	-	-	-	14.91	0.45%	0.45%	3.41%	13.22%		3,852,139	276%
2018	13.32	0.46	(0.61)	(0.15)	-	-	-	13.17	0.45%	0.45%	3.56%	(1.16%	)	2,753,754	260%
2017	12.44	0.43	0.45	0.88	-	-	-	13.32	0.44%	0.44%	3.34%	7.09%		3,475,577	237%
2016	11.82	0.44	0.18	0.62	-	-	-	12.44	0.44%	0.44%	3.53%	5.25%		3,556,290	182%
2015	11.67	0.38	(0.23)	0.15	-	-	-	11.82	0.44%	0.44%	3.19%	1.25%		3,371,987	224%
Floating Rate Income
Class I
2020 (7)	$12.59	$0.26	($0.41)	($0.15)	$-	$-	$-	$12.44	0.94%	0.89%	4.19%	(1.17%	)	$224,875	57%
2019	11.65	0.62	0.32	0.94	-	-	-	12.59	0.93%	0.88%	5.07%	8.11%		250,135	105%
2018	11.65	0.58	(0.58)	-	-	-	-	11.65	0.94%	0.94%	4.86%	(0.03%	)	90,147	117%
2017	11.23	0.52	(0.10)	0.42	-	-	-	11.65	0.92%	0.92%	4.53%	3.76%		62,641	102%
2016	10.36	0.45	0.42	0.87	-	-	-	11.23	0.91%	0.91%	4.20%	8.38%		51,273	102%
2015	10.27	0.40	(0.31)	0.09	-	-	-	10.36	0.91%	0.91%	3.87%	0.86%		46,950	59%
Class P
2020 (7)	12.76	0.27	(0.41)	(0.14)	-	-	-	12.62	0.73%	0.68%	4.42%	(1.07%	)	206,377	57%
2019	11.78	0.66	0.32	0.98	-	-	-	12.76	0.73%	0.68%	5.29%	8.30%		394,144	105%
2018	11.76	0.59	(0.57)	0.02	-	-	-	11.78	0.73%	0.73%	4.92%	0.17%		366,922	117%
2017	11.31	0.52	(0.07)	0.45	-	-	-	11.76	0.72%	0.72%	4.52%	3.97%		560,060	102%
2016	10.41	0.47	0.43	0.90	-	-	-	11.31	0.71%	0.71%	4.34%	8.60%		316,412	102%
2015	10.30	0.43	(0.32)	0.11	-	-	-	10.41	0.71%	0.71%	4.06%	1.06%		411,419	59%

See Notes to Financial Statements	See explanation of references on B-35

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets					Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)		Net Investment Income (Loss) (4)		Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
High Yield Bond
Class I
2020 (7)	$8.87	$0.24	($0.75)	($0.51)	$-	$-	$-	$8.36	0.63%	0.63%		5.74%		(5.77%	)	$308,612	37%
2019	7.78	0.45	0.64	1.09	-	-	-	8.87	0.64%	0.64%		5.32%		13.98%		319,345	59%
2018	8.05	0.42	(0.69)	(0.27)	-	-	-	7.78	0.63%	0.63%		5.27%		(3.27%	)	269,670	43%
2017	7.47	0.39	0.19	0.58	-	-	-	8.05	0.63%	0.63%		5.02%		7.75%		324,869	46%
2016	6.47	0.38	0.62	1.00	-	-	-	7.47	0.64%	0.64%		5.47%		15.37%		320,486	54%
2015	6.79	0.39	(0.71)	(0.32)	-	-	-	6.47	0.63%	0.63%		5.66%		(4.64%	)	283,940	42%
Class P
2020 (7)	9.72	0.27	(0.82)	(0.55)	-	-	-	9.17	0.43%	0.43%		5.97%		(5.67%	)	909,050	37%
2019	8.51	0.51	0.70	1.21	-	-	-	9.72	0.44%	0.44%		5.52%		14.21%		864,418	59%
2018	8.78	0.48	(0.75)	(0.27)	-	-	-	8.51	0.43%	0.43%		5.48%		(3.08%	)	771,581	43%
2017	8.14	0.45	0.19	0.64	-	-	-	8.78	0.43%	0.43%		5.23%		7.96%		522,717	46%
2016	7.04	0.43	0.67	1.10	-	-	-	8.14	0.44%	0.44%		5.70%		15.59%		568,522	54%
2015	7.37	0.44	(0.77)	(0.33)	-	-	-	7.04	0.43%	0.43%		5.86%		(4.45%	)	757,568	42%
Inflation Managed
Class I
2020 (7)	$11.22	($0.02)	$0.66	$0.64	$-	$-	$-	$11.86	1.04%	1.04%	(8)	(0.32%	)	5.73%		$278,419	110%
2019	10.32	0.20	0.70	0.90	-	-	-	11.22	1.93%	1.93%		1.88%		8.64%		278,484	284%
2018	10.55	0.31	(0.54)	(0.23)	-	-	-	10.32	1.56%	1.56%		2.94%		(2.15%	)	297,483	256%
2017	10.18	0.26	0.11	0.37	-	-	-	10.55	1.13%	1.13%		2.52%		3.68%		340,629	193%
2016	9.68	0.23	0.27	0.50	-	-	-	10.18	0.97%	0.97%		2.29%		5.12%		347,022	152%
2015	9.99	0.07	(0.38)	(0.31)	-	-	-	9.68	0.80%	0.80%		0.66%		(3.06%	)	376,279	63%
Class P
2020 (7)	12.75	(0.02)	0.77	0.75	-	-	-	13.50	0.84%	0.84%	(8)	(0.38%	)	5.84%		195,717	110%
2019	11.71	0.19	0.85	1.04	-	-	-	12.75	1.73%	1.73%		1.55%		8.86%		158,321	284%
2018	11.95	0.38	(0.62)	(0.24)	-	-	-	11.71	1.36%	1.36%		3.18%		(1.96%	)	362,227	256%
2017	11.50	0.32	0.13	0.45	-	-	-	11.95	0.93%	0.93%		2.70%		3.89%		369,795	193%
2016	10.92	0.30	0.28	0.58	-	-	-	11.50	0.77%	0.77%		2.63%		5.33%		479,187	152%
2015	11.24	0.03	(0.35)	(0.32)	-	-	-	10.92	0.60%	0.60%		0.27%		(2.87%	)	324,242	63%
Managed Bond
Class I
2020 (7)	$13.78	$0.16	$0.63	$0.79	$-	$-	$-	$14.57	0.77%	0.77%	(8)	2.30%		5.77%		$861,593	329%
2019	12.70	0.38	0.70	1.08	-	-	-	13.78	1.00%	1.00%		2.87%		8.49%		829,816	606%
2018	12.78	0.33	(0.41)	(0.08)	-	-	-	12.70	1.04%	1.04%		2.65%		(0.60%	)	840,708	608%
2017	12.20	0.32	0.26	0.58	-	-	-	12.78	0.69%	0.69%		2.55%		4.72%		880,799	636%
2016	11.86	0.32	0.02	0.34	-	-	-	12.20	0.67%	0.67%		2.66%		2.87%		858,051	485%
2015	11.80	0.31	(0.25)	0.06	-	-	-	11.86	0.64%	0.64%		2.56%		0.56%		918,041	459%
Class P
2020 (7)	15.22	0.19	0.71	0.90	-	-	-	16.12	0.57%	0.57%	(8)	2.49%		5.87%		2,645,094	329%
2019	14.00	0.46	0.76	1.22	-	-	-	15.22	0.80%	0.80%		3.08%		8.71%		2,541,514	606%
2018	14.06	0.39	(0.45)	(0.06)	-	-	-	14.00	0.84%	0.84%		2.83%		(0.40%	)	1,456,611	608%
2017	13.40	0.38	0.28	0.66	-	-	-	14.06	0.49%	0.49%		2.75%		4.93%		1,918,966	636%
2016	13.00	0.38	0.02	0.40	-	-	-	13.40	0.48%	0.48%		2.85%		3.08%		2,326,067	485%
2015	12.90	0.36	(0.26)	0.10	-	-	-	13.00	0.44%	0.44%		2.77%		0.76%		2,225,069	459%

See Notes to Financial Statements	See explanation of references on B-35

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)	Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Short Duration Bond
Class I
2020 (7)	$10.37	$0.10	$0.12	$0.22	$-	$-	$-	$10.59	0.63%	0.63%	2.01%	2.11%		$451,827	48%
2019	9.95	0.24	0.18	0.42	-	-	-	10.37	0.64%	0.64%	2.33%	4.22%		465,453	131%
2018	9.84	0.20	(0.09)	0.11	-	-	-	9.95	0.64%	0.64%	2.00%	1.14%		483,827	101%
2017	9.71	0.14	(0.01)	0.13	-	-	-	9.84	0.63%	0.63%	1.38%	1.26%		481,572	52%
2016	9.55	0.11	0.05	0.16	-	-	-	9.71	0.63%	0.63%	1.15%	1.69%		419,185	112%
2015	9.52	0.10	(0.07)	0.03	-	-	-	9.55	0.63%	0.63%	1.09%	0.31%		423,794	93%
Class P
2020 (7)	10.80	0.12	0.12	0.24	-	-	-	11.04	0.43%	0.43%	2.20%	2.22%		1,133,922	48%
2019	10.34	0.27	0.19	0.46	-	-	-	10.80	0.43%	0.43%	2.53%	4.43%		837,740	131%
2018	10.20	0.21	(0.07)	0.14	-	-	-	10.34	0.43%	0.43%	2.07%	1.34%		518,877	101%
2017	10.06	0.16	(0.02)	0.14	-	-	-	10.20	0.43%	0.43%	1.58%	1.46%		1,680,469	52%
2016	9.87	0.13	0.06	0.19	-	-	-	10.06	0.43%	0.43%	1.34%	1.89%		1,234,505	112%
2015	9.82	0.12	(0.07)	0.05	-	-	-	9.87	0.43%	0.43%	1.26%	0.51%		710,833	93%
Emerging Markets Debt
Class I
2020 (7)	$12.75	$0.28	($1.48)	($1.20)	$-	$-	$-	$11.55	1.05%	1.03%	4.98%	(9.37%	)	$76,407	34%
2019	11.64	0.68	0.43	1.11	-	-	-	12.75	1.05%	1.03%	5.48%	9.52%		54,255	55%
2018	12.31	0.66	(1.33)	(0.67)	-	-	-	11.64	1.04%	1.04%	5.57%	(5.45%	)	45,110	46%
2017	10.89	0.78	0.64	1.42	-	-	-	12.31	1.06%	1.06%	6.58%	13.09%		47,555	58%
2016	9.30	0.79	0.80	1.59	-	-	-	10.89	1.05%	1.05%	7.56%	17.02%		21,531	73%
2015	9.74	0.63	(1.07)	(0.44)	-	-	-	9.30	1.04%	1.04%	6.42%	(4.42%	)	15,366	86%
Class P
2020 (7)	12.94	0.30	(1.50)	(1.20)	-	-	-	11.74	0.85%	0.83%	5.30%	(9.28%	)	799,266	34%
2019	11.80	0.71	0.43	1.14	-	-	-	12.94	0.85%	0.83%	5.63%	9.74%		716,924	55%
2018	12.45	0.67	(1.32)	(0.65)	-	-	-	11.80	0.84%	0.83%	5.66%	(5.26%	)	1,029,570	46%
2017	10.98	0.81	0.66	1.47	-	-	-	12.45	0.86%	0.86%	6.83%	13.32%		325,005	58%
2016	9.37	0.81	0.80	1.61	-	-	-	10.98	0.85%	0.85%	7.83%	17.25%		576,440	73%
2015	9.78	0.64	(1.05)	(0.41)	-	-	-	9.37	0.84%	0.84%	6.54%	(4.23%	)	826,982	86%
Comstock
Class I
2020 (7)	$17.28	$0.16	($3.67)	($3.51)	$-	$-	$-	$13.77	0.95%	0.94%	2.33%	(20.34%	)	$218,877	27%
2019	13.86	0.29	3.13	3.42	-	-	-	17.28	0.94%	0.93%	1.84%	24.72%		268,920	31%
2018	15.81	0.23	(2.18)	(1.95)	-	-	-	13.86	0.94%	0.93%	1.44%	(12.37%	)	232,352	19%
2017	13.43	0.19	2.19	2.38	-	-	-	15.81	0.94%	0.92%	1.33%	17.76%		280,712	13%
2016	11.43	0.24	1.76	2.00	-	-	-	13.43	0.94%	0.93%	2.07%	17.50%		267,692	16%
2015	12.17	0.16	(0.90)	(0.74)	-	-	-	11.43	0.93%	0.91%	1.37%	(6.05%	)	252,449	15%
Class P
2020 (7)	19.81	0.20	(4.22)	(4.02)	-	-	-	15.79	0.75%	0.74%	2.49%	(20.26%	)	493,080	27%
2019	15.85	0.37	3.59	3.96	-	-	-	19.81	0.75%	0.73%	2.02%	24.97%		807,432	31%
2018	18.05	0.30	(2.50)	(2.20)	-	-	-	15.85	0.74%	0.73%	1.63%	(12.20%	)	443,178	19%
2017	15.30	0.25	2.50	2.75	-	-	-	18.05	0.74%	0.73%	1.54%	18.00%		735,493	13%
2016	12.99	0.30	2.01	2.31	-	-	-	15.30	0.74%	0.73%	2.31%	17.73%		823,679	16%
2015	13.80	0.21	(1.02)	(0.81)	-	-	-	12.99	0.73%	0.71%	1.56%	(5.86%	)	971,039	15%

See Notes to Financial Statements	See explanation of references on B-35

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets				Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)		Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Dividend Growth
Class I
2020 (7)	$25.85	$0.13	($1.70)	($1.57)	$-	$-	$-	$24.28	0.88%	0.88%	1.07%		(6.04%	)	$442,124	16%
2019	19.78	0.25	5.82	6.07	-	-	-	25.85	0.88%	0.88%	1.06%		30.64%		487,210	23%
2018	20.04	0.27	(0.53)	(0.26)	-	-	-	19.78	0.89%	0.89%	1.32%		(1.28%	)	373,346	27%
2017	16.83	0.19	3.02	3.21	-	-	-	20.04	0.89%	0.89%	1.05%		19.07%		404,609	18%
2016	15.10	0.22	1.51	1.73	-	-	-	16.83	0.89%	0.89%	1.42%		11.46%		362,404	25%
2015	14.79	0.17	0.14	0.31	-	-	-	15.10	0.89%	0.89%	1.15%		2.09%		315,128	23%
Class P
2020 (7)	28.42	0.17	(1.87)	(1.70)	-	-	-	26.72	0.68%	0.68%	1.29%		(5.95%	)	1,225,710	16%
2019	21.71	0.32	6.39	6.71	-	-	-	28.42	0.69%	0.69%	1.25%		30.90%		950,491	23%
2018	21.95	0.35	(0.59)	(0.24)	-	-	-	21.71	0.70%	0.70%	1.55%		(1.09%	)	502,741	27%
2017	18.40	0.25	3.30	3.55	-	-	-	21.95	0.69%	0.69%	1.25%		19.31%		438,657	18%
2016	16.47	0.28	1.65	1.93	-	-	-	18.40	0.70%	0.70%	1.62%		11.68%		461,980	25%
2015	16.10	0.22	0.15	0.37	-	-	-	16.47	0.69%	0.69%	1.32%		2.29%		372,191	23%
Equity Index
Class I
2020 (7)	$78.55	$0.64	($3.15)	($2.51)	$-	$-	$-	$76.04	0.28%	0.28%	1.75%		(3.20%	)	$2,578,264	5%
2019	59.92	1.22	17.41	18.63	-	-	-	78.55	0.28%	0.28%	1.74%		31.10%		2,672,446	6%
2018	62.89	1.08	(4.05)	(2.97)	-	-	-	59.92	0.28%	0.28%	1.66%		(4.73%	)	2,077,180	4%
2017	51.77	1.00	10.12	11.12	-	-	-	62.89	0.28%	0.28%	1.74%		21.48%		2,223,044	4%
2016	46.39	0.93	4.45	5.38	-	-	-	51.77	0.28%	0.28%	1.93%		11.61%		1,654,721	8%
2015	45.86	0.85	(0.32)	0.53	-	-	-	46.39	0.28%	0.28%	1.82%		1.14%		1,492,171	9%
Class P
2020 (7)	81.29	0.73	(3.25)	(2.52)	-	-	-	78.77	0.08%	0.08%	1.94%		(3.10%	)	704,698	5%
2019	61.88	1.40	18.01	19.41	-	-	-	81.29	0.08%	0.08%	1.91%		31.36%		718,257	6%
2018	64.82	1.24	(4.18)	(2.94)	-	-	-	61.88	0.08%	0.08%	1.85%		(4.54%	)	391,230	4%
2017	53.26	1.14	10.42	11.56	-	-	-	64.82	0.08%	0.08%	1.93%		21.72%		884,163	4%
2016	47.62	1.05	4.59	5.64	-	-	-	53.26	0.08%	0.08%	2.12%		11.83%		683,382	8%
2015	46.99	0.95	(0.32)	0.63	-	-	-	47.62	0.08%	0.08%	2.00%		1.34%		517,028	9%
Focused Growth
Class I
2020 (7)	$38.06	($0.06)	$3.79	$3.73	$-	$-	$-	$41.79	0.97%	0.97%	(0.33%	)	9.81%		$239,977	23%
2019	28.09	(0.06)	10.03	9.97	-	-	-	38.06	0.97%	0.97%	(0.16%	)	35.46%		236,437	40%
2018	26.76	(0.07)	1.40	1.33	-	-	-	28.09	0.97%	0.97%	(0.24%	)	4.99%		180,115	41%
2017	20.66	(0.04)	6.14	6.10	-	-	-	26.76	0.97%	0.97%	(0.17%	)	29.50%		175,961	59%
2016	20.19	(0.03)	0.50	0.47	-	-	-	20.66	0.98%	0.98%	(0.15%	)	2.35%		135,803	58%
2015	18.34	(0.03)	1.88	1.85	-	-	-	20.19	0.97%	0.97%	(0.14%	)	10.09%		156,113	59%
Class P
2020 (7)	38.77	(0.02)	3.87	3.85	-	-	-	42.62	0.77%	0.77%	(0.13%	)	9.92%		36	23%
2019	28.56	0.02	10.19	10.21	-	-	-	38.77	0.76%	0.76%	0.05%		35.75%		33	40%
2018	27.14	(0.01)	1.43	1.42	-	-	-	28.56	0.76%	0.76%	(0.03%	)	5.21%		24	41%
2017	20.92	0.01	6.21	6.22	-	-	-	27.14	0.76%	0.76%	0.04%		29.77%		23	59%
2016	20.39	0.01	0.52	0.53	-	-	-	20.92	0.76%	0.76%	0.07%		2.57%		18	58%
2015	18.48	0.01	1.90	1.91	-	-	-	20.39	0.76%	0.76%	0.07%		10.32%		17	59%

See Notes to Financial Statements	See explanation of references on B-35

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets				Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)		Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Growth
Class I
2020 (7)	$39.97	($0.04)	$3.94	$3.90	$-	$-	$-	$43.87	0.78%	0.78%	(0.19%	)	9.76%		$734,700	29%
2019	28.94	(0.04)	11.07	11.03	-	-	-	39.97	0.78%	0.78%	(0.12%	)	38.13%		709,513	28%
2018	28.26	(0.02)	0.70	0.68	-	-	-	28.94	0.78%	0.78%	(0.05%	)	2.40%		541,763	33%
2017	21.47	0.03	6.76	6.79	-	-	-	28.26	0.78%	0.78%	0.10%		31.64%		567,360	21%
2016	21.00	0.02	0.45	0.47	-	-	-	21.47	0.78%	0.78%	0.10%		2.21%		450,925	23%
2015	19.54	0.02	1.44	1.46	-	-	-	21.00	0.77%	0.77%	0.08%		7.46%		487,704	40%
Class P
2020 (7)	43.22	- (9)	4.26	4.26	-	-	-	47.48	0.58%	0.58%	0.01%		9.87%		1,380,940	29%
2019	31.23	0.03	11.96	11.99	-	-	-	43.22	0.58%	0.58%	0.08%		38.41%		1,244,042	28%
2018	30.43	0.05	0.75	0.80	-	-	-	31.23	0.58%	0.58%	0.14%		2.61%		764,599	33%
2017	23.07	0.08	7.28	7.36	-	-	-	30.43	0.58%	0.58%	0.30%		31.90%		627,046	21%
2016	22.53	0.07	0.47	0.54	-	-	-	23.07	0.58%	0.58%	0.29%		2.42%		528,725	23%
2015	20.92	0.06	1.55	1.61	-	-	-	22.53	0.58%	0.58%	0.28%		7.68%		658,081	40%
Large-Cap Growth
Class I
2020 (7)	$14.81	($0.02)	$2.04	$2.02	$-	$-	$-	$16.83	0.93%	0.89%	(0.33%	)	13.63%		$342,603	30%
2019	11.19	(0.04)	3.66	3.62	-	-	-	14.81	0.94%	0.89%	(0.30%	)	32.34%		308,203	42%
2018	10.98	(0.01)	0.22	0.21	-	-	-	11.19	0.93%	0.89%	(0.09%	)	1.89%		241,246	65%
2017	8.21	(0.01)	2.78	2.77	-	-	-	10.98	0.94%	0.90%	(0.12%	)	33.69%		231,786	48%
2016	8.17	(0.01)	0.05	0.04	-	-	-	8.21	0.94%	0.90%	(0.12%	)	0.51%		174,148	85%
2015	7.70	(0.02)	0.49	0.47	-	-	-	8.17	0.93%	0.89%	(0.20%	)	6.09%		210,294	70%
Class P
2020 (7)	17.47	(0.01)	2.41	2.40	-	-	-	19.87	0.74%	0.69%	(0.13%	)	13.75%		1,035,416	30%
2019	13.17	(0.02)	4.32	4.30	-	-	-	17.47	0.74%	0.69%	(0.10%	)	32.61%		1,059,043	42%
2018	12.90	0.02	0.25	0.27	-	-	-	13.17	0.74%	0.69%	0.12%		2.09%		993,572	65%
2017	9.63	0.01	3.26	3.27	-	-	-	12.90	0.74%	0.70%	0.07%		33.96%		628,397	48%
2016	9.56	0.01	0.06	0.07	-	-	-	9.63	0.74%	0.70%	0.08%		0.71%		768,176	85%
2015	9.00	- (9)	0.56	0.56	-	-	-	9.56	0.73%	0.69%	(-%	) (9)	6.30%		995,060	70%
Large-Cap Value
Class I
2020 (7)	$25.76	$0.19	($3.41)	($3.22)	$-	$-	$-	$22.54	0.84%	0.84%	1.71%		(12.50%	)	$320,361	17%
2019	20.05	0.35	5.36	5.71	-	-	-	25.76	0.84%	0.84%	1.52%		28.46%		377,392	10%
2018	22.12	0.30	(2.37)	(2.07)	-	-	-	20.05	0.83%	0.83%	1.36%		(9.35%	)	322,823	13%
2017	19.41	0.26	2.45	2.71	-	-	-	22.12	0.82%	0.82%	1.26%		13.95%		391,088	10%
2016	17.20	0.26	1.95	2.21	-	-	-	19.41	0.83%	0.83%	1.48%		12.87%		371,901	12%
2015	17.73	0.24	(0.77)	(0.53)	-	-	-	17.20	0.82%	0.82%	1.38%		(2.99%	)	370,309	9%
Class P
2020 (7)	28.32	0.23	(3.74)	(3.51)	-	-	-	24.81	0.64%	0.64%	1.89%		(12.41%	)	1,088,788	17%
2019	22.00	0.44	5.88	6.32	-	-	-	28.32	0.64%	0.64%	1.73%		28.72%		833,371	10%
2018	24.23	0.37	(2.60)	(2.23)	-	-	-	22.00	0.63%	0.63%	1.54%		(9.17%	)	992,336	13%
2017	21.22	0.33	2.68	3.01	-	-	-	24.23	0.62%	0.62%	1.46%		14.17%		1,691,444	10%
2016	18.76	0.33	2.13	2.46	-	-	-	21.22	0.63%	0.63%	1.69%		13.09%		1,671,640	12%
2015	19.30	0.30	(0.84)	(0.54)	-	-	-	18.76	0.62%	0.62%	1.57%		(2.79%	)	1,516,950	9%

See Notes to Financial Statements	See explanation of references on B-35

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets				Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)		Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Main Street Core
Class I
2020 (7)	$47.17	$0.26	($2.93)	($2.67)	$-	$-	$-	$44.50	0.68%	0.68%	1.18%		(5.67%	)	$550,656	30%
2019	35.70	0.51	10.96	11.47	-	-	-	47.17	0.68%	0.68%	1.20%		32.13%		626,936	42%
2018	38.70	0.50	(3.50)	(3.00)	-	-	-	35.70	0.68%	0.68%	1.27%		(7.74%	)	533,368	62%
2017	33.05	0.47	5.18	5.65	-	-	-	38.70	0.68%	0.68%	1.30%		17.08%		590,847	37%
2016	29.56	0.46	3.03	3.49	-	-	-	33.05	0.68%	0.68%	1.51%		11.83%		565,181	29%
2015	28.60	0.35	0.61	0.96	-	-	-	29.56	0.67%	0.67%	1.21%		3.35%		551,063	44%
Class P
2020 (7)	52.60	0.32	(3.25)	(2.93)	-	-	-	49.67	0.48%	0.48%	1.33%		(5.57%	)	531,584	30%
2019	39.73	0.66	12.21	12.87	-	-	-	52.60	0.48%	0.48%	1.40%		32.40%		459,756	42%
2018	42.98	0.63	(3.88)	(3.25)	-	-	-	39.73	0.48%	0.48%	1.44%		(7.56%	)	426,489	62%
2017	36.64	0.60	5.74	6.34	-	-	-	42.98	0.48%	0.48%	1.50%		17.32%		776,979	37%
2016	32.70	0.57	3.37	3.94	-	-	-	36.64	0.48%	0.48%	1.69%		12.05%		736,645	29%
2015	31.57	0.45	0.68	1.13	-	-	-	32.70	0.47%	0.47%	1.40%		3.56%		829,214	44%
Mid-Cap Equity
Class I
2020 (7)	$23.03	$0.06	($1.01)	($0.95)	$-	$-	$-	$22.08	0.89%	0.89%	0.63%		(4.10%	)	$332,469	71%
2019	19.06	0.21	3.76	3.97	-	-	-	23.03	0.88%	0.88%	0.97%		20.84%		365,156	166%
2018	21.11	0.14	(2.19)	(2.05)	-	-	-	19.06	0.88%	0.88%	0.64%		(9.72%	)	319,749	146%
2017	16.98	0.09	4.04	4.13	-	-	-	21.11	0.88%	0.88%	0.46%		24.27%		369,225	74%
2016	14.34	0.14	2.50	2.64	-	-	-	16.98	0.88%	0.88%	0.95%		18.42%		327,162	133%
2015	14.12	0.15	0.07	0.22	-	-	-	14.34	0.87%	0.87%	1.01%		1.57%		302,950	165%
Class P
2020 (7)	28.42	0.11	(1.25)	(1.14)	-	-	-	27.28	0.69%	0.69%	0.83%		(4.01%	)	352,417	71%
2019	23.48	0.32	4.62	4.94	-	-	-	28.42	0.68%	0.68%	1.17%		21.09%		702,213	166%
2018	25.95	0.22	(2.69)	(2.47)	-	-	-	23.48	0.68%	0.68%	0.84%		(9.54%	)	480,884	146%
2017	20.84	0.15	4.96	5.11	-	-	-	25.95	0.68%	0.68%	0.65%		24.52%		490,130	74%
2016	17.56	0.20	3.08	3.28	-	-	-	20.84	0.68%	0.68%	1.10%		18.66%		753,255	133%
2015	17.26	0.20	0.10	0.30	-	-	-	17.56	0.68%	0.68%	1.13%		1.77%		543,913	165%
Mid-Cap Growth
Class I
2020 (7)	$18.30	($0.03)	$2.31	$2.28	$-	$-	$-	$20.58	0.93%	0.91%	(0.32%	)	12.47%		$375,651	12%
2019	13.22	(0.04)	5.12	5.08	-	-	-	18.30	0.93%	0.91%	(0.27%	)	38.45%		367,697	24%
2018	13.19	(0.02)	0.05	0.03	-	-	-	13.22	0.93%	0.90%	(0.17%	)	0.16%		280,053	55%
2017	10.35	- (9)	2.84	2.84	-	-	-	13.19	0.93%	0.90%	0.03%		27.49%		290,867	25%
2016	9.74	0.03	0.58	0.61	-	-	-	10.35	0.93%	0.90%	0.26%		6.27%		231,917	26%
2015	10.33	0.02	(0.61)	(0.59)	-	-	-	9.74	0.93%	0.88%	0.23%		(5.73%	)	245,837	42%
Class P
2020 (7)	20.09	(0.01)	2.54	2.53	-	-	-	22.62	0.73%	0.71%	(0.12%	)	12.58%		476,957	12%
2019	14.48	(0.01)	5.62	5.61	-	-	-	20.09	0.73%	0.71%	(0.08%	)	38.73%		586,278	24%
2018	14.43	- (9)	0.05	0.05	-	-	-	14.48	0.73%	0.71%	0.02%		0.36%		470,124	55%
2017	11.30	0.02	3.11	3.13	-	-	-	14.43	0.73%	0.71%	0.20%		27.74%		137,708	25%
2016	10.61	0.05	0.64	0.69	-	-	-	11.30	0.73%	0.70%	0.42%		6.48%		198,792	26%
2015	11.23	0.04	(0.66)	(0.62)	-	-	-	10.61	0.73%	0.68%	0.36%		(5.54%	)	333,931	42%

See Notes to Financial Statements	See explanation of references on B-35

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets				Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)		Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Mid-Cap Value
Class I
2020 (7)	$20.45	$0.10	($3.77)	($3.67)	$-	$-	$-	$16.78	0.94%	0.94%	1.17%		(17.94%	)	$91,865	30%
2019	15.74	0.17	4.54	4.71	-	-	-	20.45	0.93%	0.93%	0.92%		29.94%		119,570	37%
2018	18.47	0.14	(2.87)	(2.73)	-	-	-	15.74	0.92%	0.92%	0.77%		(14.79%	)	94,015	56%
2017	16.00	0.10	2.37	2.47	-	-	-	18.47	0.91%	0.91%	0.56%		15.46%		116,569	57%
2016	13.88	0.15	1.97	2.12	-	-	-	16.00	0.92%	0.92%	1.07%		15.29%		101,566	50%
2015	13.93	0.13	(0.18)	(0.05)	-	-	-	13.88	0.92%	0.92%	0.95%		(0.37%	)	88,003	133%
Class P
2020 (7)	30.30	0.18	(5.60)	(5.42)	-	-	-	24.88	0.74%	0.74%	1.38%		(17.86%	)	634,938	30%
2019	23.27	0.30	6.73	7.03	-	-	-	30.30	0.73%	0.73%	1.10%		30.20%		910,059	37%
2018	27.26	0.25	(4.24)	(3.99)	-	-	-	23.27	0.71%	0.71%	0.94%		(14.62%	)	973,693	56%
2017	23.56	0.19	3.51	3.70	-	-	-	27.26	0.71%	0.71%	0.76%		15.69%		1,691,696	57%
2016	20.39	0.27	2.90	3.17	-	-	-	23.56	0.72%	0.72%	1.27%		15.52%		1,452,622	50%
2015	20.43	0.23	(0.27)	(0.04)	-	-	-	20.39	0.72%	0.72%	1.13%		(0.17%	)	948,687	133%
Small-Cap Equity
Class I
2020 (7)	$22.66	$0.11	($4.71)	($4.60)	$-	$-	$-	$18.06	1.06%	0.96%	1.25%		(20.29%	)	$69,473	27%
2019	18.28	0.29	4.09	4.38	-	-	-	22.66	1.02%	0.92%	1.40%		23.96%		84,882	39%
2018	20.99	0.23	(2.94)	(2.71)	-	-	-	18.28	1.02%	0.92%	1.09%		(12.91%	)	70,229	35%
2017	19.31	0.20	1.48	1.68	-	-	-	20.99	1.01%	0.91%	1.03%		8.72%		94,677	28%
2016	14.80	0.17	4.34	4.51	-	-	-	19.31	0.99%	0.89%	1.04%		30.42%		91,309	28%
2015	16.07	0.16	(1.43)	(1.27)	-	-	-	14.80	0.99%	0.89%	1.02%		(7.88%	)	54,396	39%
Class P
2020 (7)	29.60	0.17	(6.15)	(5.98)	-	-	-	23.62	0.85%	0.75%	1.43%		(20.21%	)	93,736	27%
2019	23.83	0.43	5.34	5.77	-	-	-	29.60	0.82%	0.72%	1.60%		24.21%		168,886	39%
2018	27.31	0.35	(3.83)	(3.48)	-	-	-	23.83	0.82%	0.72%	1.26%		(12.74%	)	167,917	35%
2017	25.07	0.31	1.93	2.24	-	-	-	27.31	0.81%	0.71%	1.22%		8.94%		427,221	28%
2016	19.19	0.25	5.63	5.88	-	-	-	25.07	0.79%	0.69%	1.22%		30.68%		502,686	28%
2015	20.79	0.25	(1.85)	(1.60)	-	-	-	19.19	0.79%	0.69%	1.23%		(7.70%	)	532,983	39%
Small-Cap Growth
Class I
2020 (7)	$21.14	($0.05)	$2.59	$2.54	$-	$-	$-	$23.68	0.84%	0.84%	(0.52%	)	12.07%		$158,997	145%
2019	16.02	(0.15)	5.27	5.12	-	-	-	21.14	0.84%	0.84%	(0.72%	)	31.90%		155,017	99%
2018	15.18	(0.10)	0.94	0.84	-	-	-	16.02	0.84%	0.84%	(0.55%	)	5.55%		130,454	102%
2017	11.66	(0.06)	3.58	3.52	-	-	-	15.18	0.83%	0.83%	(0.44%	)	30.21%		128,927	97%
2016	11.95	(0.03)	(0.26)	(0.29)	-	-	-	11.66	0.83%	0.83%	(0.28%	)	(2.46%	)	112,101	190%
2015	13.04	(0.06)	(1.03)	(1.09)	-	-	-	11.95	0.83%	0.83%	(0.47%	)	(8.35%	)	128,164	191%
Class P
2020 (7)	24.96	(0.03)	3.07	3.04	-	-	-	28.00	0.64%	0.64%	(0.25%	)	12.18%		91,063	145%
2019	18.89	(0.12)	6.19	6.07	-	-	-	24.96	0.64%	0.64%	(0.52%	)	32.17%		42,086	99%
2018	17.86	(0.07)	1.10	1.03	-	-	-	18.89	0.64%	0.64%	(0.33%	)	5.75%		46,225	102%
2017	13.69	(0.04)	4.21	4.17	-	-	-	17.86	0.64%	0.64%	(0.24%	)	30.47%		118,183	97%
2016	14.01	(0.02)	(0.30)	(0.32)	-	-	-	13.69	0.63%	0.63%	(0.19%	)	(2.27%	)	124,319	190%
2015	15.25	(0.04)	(1.20)	(1.24)	-	-	-	14.01	0.63%	0.63%	(0.25%	)	(8.17%	)	399,767	191%

See Notes to Financial Statements	See explanation of references on B-35

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)	Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Small-Cap Index
Class I
2020 (7)	$25.88	$0.10	($3.55)	($3.45)	$-	$-	$-	$22.43	0.55%	0.55%	0.89%	(13.34%	)	$467,438	14%
2019	20.74	0.22	4.92	5.14	-	-	-	25.88	0.55%	0.55%	0.93%	24.80%		553,267	12%
2018	23.45	0.21	(2.92)	(2.71)	-	-	-	20.74	0.55%	0.55%	0.87%	(11.55%	)	450,257	16%
2017	20.56	0.19	2.70	2.89	-	-	-	23.45	0.56%	0.56%	0.88%	14.06%		527,673	11%
2016	17.04	0.20	3.32	3.52	-	-	-	20.56	0.53%	0.53%	1.11%	20.66%		480,651	18%
2015	17.92	0.17	(1.05)	(0.88)	-	-	-	17.04	0.53%	0.53%	0.93%	(4.93%	)	399,538	25%
Class P
2020 (7)	26.28	0.12	(3.60)	(3.48)	-	-	-	22.80	0.35%	0.35%	1.10%	(13.25%	)	166,305	14%
2019	21.01	0.27	5.00	5.27	-	-	-	26.28	0.35%	0.35%	1.11%	25.05%		156,017	12%
2018	23.71	0.26	(2.96)	(2.70)	-	-	-	21.01	0.35%	0.35%	1.04%	(11.38%	)	248,932	16%
2017	20.75	0.22	2.74	2.96	-	-	-	23.71	0.37%	0.37%	1.04%	14.29%		362,997	11%
2016	17.16	0.24	3.35	3.59	-	-	-	20.75	0.33%	0.33%	1.33%	20.90%		703,619	18%
2015	18.01	0.21	(1.06)	(0.85)	-	-	-	17.16	0.33%	0.33%	1.16%	(4.74%	)	394,588	25%
Small-Cap Value
Class I
2020 (7)	$21.97	$0.06	($5.47)	($5.41)	$-	$-	$-	$16.56	1.00%	1.00%	0.70%	(24.64%	)	$153,678	25%
2019	17.93	0.12	3.92	4.04	-	-	-	21.97	0.98%	0.98%	0.59%	22.58%		207,494	36%
2018	21.41	0.06	(3.54)	(3.48)	-	-	-	17.93	0.98%	0.98%	0.28%	(16.29%	)	178,406	37%
2017	19.71	0.04	1.66	1.70	-	-	-	21.41	0.98%	0.98%	0.18%	8.65%		231,864	45%
2016	15.21	0.03	4.47	4.50	-	-	-	19.71	0.98%	0.98%	0.21%	29.60%		234,182	64%
2015	15.90	0.15	(0.84)	(0.69)	-	-	-	15.21	0.98%	0.98%	0.92%	(4.34%	)	184,728	86%
Class P
2020 (7)	26.80	0.10	(6.68)	(6.58)	-	-	-	20.22	0.80%	0.80%	0.89%	(24.57%	)	94,387	25%
2019	21.82	0.19	4.79	4.98	-	-	-	26.80	0.78%	0.78%	0.77%	22.83%		171,032	36%
2018	26.02	0.11	(4.31)	(4.20)	-	-	-	21.82	0.78%	0.78%	0.43%	(16.12%	)	186,530	37%
2017	23.90	0.09	2.03	2.12	-	-	-	26.02	0.78%	0.78%	0.39%	8.87%		455,577	45%
2016	18.40	0.08	5.42	5.50	-	-	-	23.90	0.78%	0.78%	0.41%	29.85%		420,665	64%
2015	19.20	0.21	(1.01)	(0.80)	-	-	-	18.40	0.78%	0.78%	1.10%	(4.15%	)	261,296	86%
Value Advantage
Class I
2020 (7)	$19.54	$0.15	($4.29)	($4.14)	$-	$-	$-	$15.40	0.89%	0.89%	1.87%	(21.15%	)	$44,535	16%
2019	15.39	0.29	3.86	4.15	-	-	-	19.54	0.89%	0.89%	1.63%	26.96%		50,905	17%
2018	16.92	0.29	(1.82)	(1.53)	-	-	-	15.39	0.89%	0.88%	1.70%	(9.06%	)	34,468	20%
2017	14.80	0.21	1.91	2.12	-	-	-	16.92	0.89%	0.88%	1.34%	14.32%		34,916	25%
2016	12.71	0.19	1.90	2.09	-	-	-	14.80	0.89%	0.89%	1.44%	16.49%		28,573	28%
2015	13.33	0.16	(0.78)	(0.62)	-	-	-	12.71	0.88%	0.88%	1.21%	(4.69%	)	17,516	30%
Class P
2020 (7)	19.80	0.17	(4.34)	(4.17)	-	-	-	15.63	0.69%	0.69%	2.06%	(21.07%	)	896,421	16%
2019	15.56	0.33	3.91	4.24	-	-	-	19.80	0.69%	0.69%	1.82%	27.21%		886,218	17%
2018	17.08	0.32	(1.84)	(1.52)	-	-	-	15.56	0.69%	0.68%	1.87%	(8.88%	)	790,239	20%
2017	14.91	0.24	1.93	2.17	-	-	-	17.08	0.69%	0.68%	1.55%	14.55%		1,285,850	25%
2016	12.78	0.22	1.91	2.13	-	-	-	14.91	0.69%	0.69%	1.65%	16.72%		1,216,120	28%
2015	13.38	0.19	(0.79)	(0.60)	-	-	-	12.78	0.68%	0.68%	1.44%	(4.50%	)	977,776	30%

See Notes to Financial Statements	See explanation of references on B-35

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data									Ratios to Average Net Assets				Supplemental Data
		Investment Operations				Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)		Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Emerging Markets
Class I
2020 (7)	$20.57	$0.04		($1.95)	($1.91)	$-	$-	$-	$18.66	1.06%	1.06%	0.40%		(9.29%	)	$383,527	24%
2019	16.38	0.12		4.07	4.19	-	-	-	20.57	1.07%	1.07%	0.67%		25.60%		446,118	28%
2018	18.61	0.11		(2.34)	(2.23)	-	-	-	16.38	1.06%	1.06%	0.61%		(11.99%	)	383,056	35%
2017	13.83	0.08		4.70	4.78	-	-	-	18.61	1.06%	1.06%	0.50%		34.52%		447,624	37%
2016	12.99	0.08		0.76	0.84	-	-	-	13.83	1.07%	1.07%	0.57%		6.46%		337,690	33%
2015	15.08	0.09		(2.18)	(2.09)	-	-	-	12.99	1.06%	1.06%	0.64%		(13.84%	)	321,829	37%
Class P
2020 (7)	21.34	0.06		(2.02)	(1.96)	-	-	-	19.38	0.86%	0.86%	0.64%		(9.19%	)	976,581	24%
2019	16.96	0.15		4.23	4.38	-	-	-	21.34	0.87%	0.87%	0.81%		25.85%		1,011,549	28%
2018	19.23	0.15		(2.42)	(2.27)	-	-	-	16.96	0.86%	0.86%	0.79%		(11.82%	)	1,318,856	35%
2017	14.27	0.12		4.84	4.96	-	-	-	19.23	0.86%	0.86%	0.72%		34.78%		1,672,893	37%
2016	13.37	0.11		0.79	0.90	-	-	-	14.27	0.87%	0.87%	0.79%		6.68%		1,498,659	33%
2015	15.49	0.12		(2.24)	(2.12)	-	-	-	13.37	0.86%	0.86%	0.85%		(13.67%	)	1,093,984	37%
International Equity Income
Class I
05/01/2020 - 06/30/2020 (7)	$7.69	$0.04		$0.77	$0.81	$-	$-	$-	$8.50	0.77%	0.77%	3.08%		7.79%		$58	55%
Class P
2020 (7)	9.97	0.16		(1.63)	(1.47)	-	-	-	8.50	0.59%	0.59%	3.79%		(14.72%	)	434,851	55%
12/30/2019 - 12/31/2019	10.00	(-	) (9)	(0.03)	(0.03)	-	-	-	9.97	1.18%	0.81%	(0.81%	)	(0.33%	)	49,956	0%	(10)
International Large-Cap
Class I
2020 (7)	$10.84	$0.08		($0.96)	($0.88)	$-	$-	$-	$9.96	1.02%	1.02%	1.56%		(8.11%	)	$534,614	5%
2019	8.47	0.17		2.20	2.37	-	-	-	10.84	1.01%	1.01%	1.72%		28.03%		595,183	10%
2018	9.60	0.13		(1.26)	(1.13)	-	-	-	8.47	1.00%	1.00%	1.40%		(11.81%	)	493,737	15%
2017	7.53	0.11		1.96	2.07	-	-	-	9.60	1.00%	1.00%	1.30%		27.51%		571,592	10%
2016	7.53	0.10		(0.10)	- (9)	-	-	-	7.53	1.00%	1.00%	1.42%		(0.08%	)	499,395	17%
2015	7.57	0.10		(0.14)	(0.04)	-	-	-	7.53	1.00%	1.00%	1.29%		(0.44%	)	474,052	16%
Class P
2020 (7)	11.68	0.09		(1.03)	(0.94)	-	-	-	10.74	0.81%	0.81%	1.69%		(8.02%	)	813,678	5%
2019	9.10	0.21		2.37	2.58	-	-	-	11.68	0.80%	0.80%	1.98%		28.29%		1,084,523	10%
2018	10.30	0.17		(1.37)	(1.20)	-	-	-	9.10	0.80%	0.80%	1.72%		(11.63%	)	1,413,770	15%
2017	8.06	0.16		2.08	2.24	-	-	-	10.30	0.80%	0.80%	1.68%		27.76%		1,115,876	10%
2016	8.05	0.14		(0.13)	0.01	-	-	-	8.06	0.80%	0.80%	1.75%		0.12%		1,406,106	17%
2015	8.07	0.13		(0.15)	(0.02)	-	-	-	8.05	0.80%	0.80%	1.49%		(0.24%	)	1,748,080	16%
International Small-Cap
Class I
2020 (7)	$10.76	$0.08		($1.70)	($1.62)	$-	$-	$-	$9.14	1.12%	1.12%	1.86%		(15.04%	)	$80,941	28%
2019	8.96	0.17		1.63	1.80	-	-	-	10.76	1.13%	1.13%	1.71%		20.07%		95,316	55%
2018	11.51	0.16		(2.71)	(2.55)	-	-	-	8.96	1.09%	1.09%	1.44%		(22.16%	)	80,593	37%
2017	8.73	0.12		2.66	2.78	-	-	-	11.51	1.09%	1.09%	1.15%		31.92%		91,245	49%
2016	8.44	0.10		0.19	0.29	-	-	-	8.73	1.09%	1.08%	1.16%		3.42%		74,989	51%
2015	7.93	0.11		0.40	0.51	-	-	-	8.44	1.08%	1.06%	1.33%		6.43%		76,538	52%
Class P
2020 (7)	14.86	0.13		(2.35)	(2.22)	-	-	-	12.64	0.92%	0.92%	2.17%		(14.96%	)	169,361	28%
2019	12.35	0.22		2.29	2.51	-	-	-	14.86	0.91%	0.91%	1.64%		20.31%		180,917	55%
2018	15.83	0.24		(3.72)	(3.48)	-	-	-	12.35	0.89%	0.89%	1.58%		(22.00%	)	507,601	37%
2017	11.98	0.20		3.65	3.85	-	-	-	15.83	0.89%	0.89%	1.46%		32.18%		905,098	49%
2016	11.56	0.17		0.25	0.42	-	-	-	11.98	0.89%	0.88%	1.48%		3.63%		1,079,140	51%
2015	10.84	0.18		0.54	0.72	-	-	-	11.56	0.88%	0.86%	1.54%		6.64%		1,498,265	52%

See Notes to Financial Statements	See explanation of references on B-35

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets				Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)		Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
International Value
Class I
2020 (7)	$12.77	$0.13	($3.29)	($3.16)	$-	$-	$-	$9.61	0.92%	0.92%	2.61%		(24.74%	)	$227,753	23%
2019	10.95	0.32	1.50	1.82	-	-	-	12.77	0.89%	0.89%	2.70%		16.60%		290,316	27%
2018	12.87	0.28	(2.20)	(1.92)	-	-	-	10.95	0.89%	0.89%	2.20%		(14.96%	)	256,738	33%
2017	10.59	0.35	1.93	2.28	-	-	-	12.87	0.90%	0.90%	2.95%		21.57%		303,692	108%
2016	10.28	0.24	0.07	0.31	-	-	-	10.59	0.90%	0.90%	2.45%		2.98%		266,742	59%
2015	10.56	0.18	(0.46)	(0.28)	-	-	-	10.28	0.89%	0.89%	1.65%		(2.63%	)	289,713	74%
Class P
2020 (7)	14.33	0.15	(3.68)	(3.53)	-	-	-	10.80	0.72%	0.72%	2.76%		(24.67%	)	645,634	23%
2019	12.27	0.38	1.68	2.06	-	-	-	14.33	0.69%	0.69%	2.87%		16.83%		1,239,876	27%
2018	14.39	0.36	(2.48)	(2.12)	-	-	-	12.27	0.69%	0.69%	2.56%		(14.79%	)	1,384,976	33%
2017	11.82	0.42	2.15	2.57	-	-	-	14.39	0.70%	0.70%	3.15%		21.81%		1,118,795	108%
2016	11.45	0.29	0.08	0.37	-	-	-	11.82	0.70%	0.70%	2.60%		3.18%		793,592	59%
2015	11.74	0.23	(0.52)	(0.29)	-	-	-	11.45	0.69%	0.69%	1.87%		(2.44%	)	761,986	74%
Health Sciences
Class I
2020 (7)	$48.49	$0.03	$1.79	$1.82	$-	$-	$-	$50.31	1.14%	1.14%	0.12%		3.76%		$405,267	14%
2019	38.55	0.01	9.93	9.94	-	-	-	48.49	1.14%	1.14%	0.03%		25.77%		420,805	39%
2018	35.73	0.04	2.78	2.82	-	-	-	38.55	1.13%	1.13%	0.10%		7.90%		374,644	30%
2017	28.82	0.01	6.90	6.91	-	-	-	35.73	1.13%	1.13%	0.03%		23.97%		382,294	37%
2016	30.65	0.02	(1.85)	(1.83)	-	-	-	28.82	1.13%	1.13%	0.08%		(5.97%	)	318,388	48%
2015	27.97	(0.04)	2.72	2.68	-	-	-	30.65	1.13%	1.13%	(0.14%	)	9.59%		401,444	54%
Class P
2020 (7)	53.23	0.10	1.96	2.06	-	-	-	55.29	0.94%	0.94%	0.40%		3.87%		100	14%
2019	42.24	0.11	10.88	10.99	-	-	-	53.23	0.93%	0.93%	0.24%		26.04%		41	39%
2018	39.06	0.13	3.05	3.18	-	-	-	42.24	0.92%	0.92%	0.31%		8.12%		33	30%
2017	31.44	0.09	7.53	7.62	-	-	-	39.06	0.91%	0.91%	0.24%		24.23%		30	37%
2016	33.37	0.09	(2.02)	(1.93)	-	-	-	31.44	0.92%	0.92%	0.29%		(5.77%	)	24	48%
2015	30.39	0.02	2.96	2.98	-	-	-	33.37	0.92%	0.92%	0.07%		9.82%		26	54%
Real Estate
Class I
2020 (7)	$29.43	$0.22	($4.25)	($4.03)	$-	$-	$-	$25.40	1.08%	0.99%	1.68%		(13.67%	)	$233,768	23%
2019	22.41	0.49	6.53	7.02	-	-	-	29.43	1.06%	0.97%	1.80%		31.28%		282,511	33%
2018	24.22	0.91	(2.72)	(1.81)	-	-	-	22.41	1.07%	1.05%	3.91%		(7.45%	)	232,920	87%
2017	23.46	0.01	0.75	0.76	-	-	-	24.22	1.06%	1.06%	0.06%		3.24%		285,963	44%
2016	22.01	0.59	0.86	1.45	-	-	-	23.46	1.06%	1.06%	2.59%		6.59%		313,208	21%
2015	21.68	0.34	(0.01)	0.33	-	-	-	22.01	1.05%	1.05%	1.58%		1.52%		318,919	35%
Class P
2020 (7)	30.76	0.26	(4.44)	(4.18)	-	-	-	26.58	0.87%	0.78%	1.87%		(13.58%	)	219,581	23%
2019	23.38	0.56	6.82	7.38	-	-	-	30.76	0.87%	0.78%	1.95%		31.55%		404,175	33%
2018	25.22	0.92	(2.76)	(1.84)	-	-	-	23.38	0.87%	0.86%	3.81%		(7.27%	)	147,732	87%
2017	24.38	(0.08)	0.92	0.84	-	-	-	25.22	0.86%	0.86%	(0.33%	)	3.44%		249,186	44%
2016	22.82	0.64	0.92	1.56	-	-	-	24.38	0.86%	0.86%	2.69%		6.80%		370,544	21%
2015	22.44	0.45	(0.07)	0.38	-	-	-	22.82	0.85%	0.85%	2.00%		1.72%		475,537	35%

See Notes to Financial Statements	See explanation of references on B-35

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data									Ratios to Average Net Assets				Supplemental Data
		Investment Operations				Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)		Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Technology
Class I
2020 (7)	$9.86	($0.04)		$1.82	$1.78	$-	$-	$-	$11.64	1.14%	1.14%	(0.72%	)	18.01%		$227,411	26%
2019	7.23	(0.06)		2.69	2.63	-	-	-	9.86	1.15%	1.15%	(0.71%	)	36.32%		189,301	28%
2018	7.11	(0.05)		0.17	0.12	-	-	-	7.23	1.14%	1.14%	(0.63%	)	1.79%		145,479	31%
2017	5.12	(0.03)		2.02	1.99	-	-	-	7.11	1.14%	1.14%	(0.54%	)	38.78%		134,386	31%
2016	5.48	(0.03)		(0.33)	(0.36)	-	-	-	5.12	1.16%	1.16%	(0.53%	)	(6.61%	)	87,182	104%
2015	5.65	(0.04)		(0.13)	(0.17)	-	-	-	5.48	1.14%	1.14%	(0.61%	)	(3.04%	)	99,742	26%
Class P
2020 (7)	12.51	(0.03)		2.29	2.26	-	-	-	14.77	0.94%	0.94%	(0.48%	)	18.13%		67	26%
2019	9.15	(0.05)		3.41	3.36	-	-	-	12.51	0.93%	0.93%	(0.48%	)	36.63%		26	28%
2018	8.97	(0.04)		0.22	0.18	-	-	-	9.15	0.93%	0.93%	(0.42%	)	2.00%		17	31%
2017	6.45	(0.03)		2.55	2.52	-	-	-	8.97	0.92%	0.92%	(0.33%	)	39.08%		16	31%
2016	6.89	(0.02)		(0.42)	(0.44)	-	-	-	6.45	0.94%	0.94%	(0.32%	)	(6.41%	)	12	104%
2015	7.10	(0.03)		(0.18)	(0.21)	-	-	-	6.89	0.93%	0.93%	(0.40%	)	(2.84%	)	13	26%
Pacific Dynamix-Conservative Growth
Class I
2020 (7)	$17.37	($0.03)		$0.10	$0.07	$-	$-	$-	$17.44	0.43%	0.37%	(0.37%	)	0.41%		$572,237	12%
2019	15.04	(0.06)		2.39	2.33	-	-	-	17.37	0.42%	0.37%	(0.37%	)	15.47%		573,500	13%
2018	15.64	(0.06)		(0.54)	(0.60)	-	-	-	15.04	0.43%	0.38%	(0.38%	)	(3.84%	)	516,504	9%
2017	14.23	(0.06)		1.47	1.41	-	-	-	15.64	0.42%	0.37%	(0.37%	)	9.94%		554,361	11%
2016	13.32	(0.05)		0.96	0.91	-	-	-	14.23	0.42%	0.37%	(0.37%	)	6.84%		522,146	8%
2015	13.47	(0.05)		(0.10)	(0.15)	-	-	-	13.32	0.42%	0.38%	(0.38%	)	(1.10%	)	458,930	9%
Class P
2020 (7)	17.37	(0.01)		0.10	0.09	-	-	-	17.46	0.23%	0.16%	(0.16%	)	0.51%		310	12%
10/31/2019 - 12/31/2019	16.92	(-	) (9)	0.45	0.45	-	-	-	17.37	0.22%	0.17%	(0.17%	)	2.70%		58	13%
Pacific Dynamix-Moderate Growth
Class I
2020 (7)	$22.00	($0.04)		($0.29)	($0.33)	$-	$-	$-	$21.67	0.42%	0.37%	(0.37%	)	(1.48%	)	$2,434,745	11%
2019	18.50	(0.07)		3.57	3.50	-	-	-	22.00	0.42%	0.37%	(0.37%	)	18.94%		2,535,186	10%
2018	19.58	(0.07)		(1.01)	(1.08)	-	-	-	18.50	0.42%	0.37%	(0.37%	)	(5.53%	)	2,250,973	8%
2017	17.21	(0.07)		2.44	2.37	-	-	-	19.58	0.41%	0.36%	(0.36%	)	13.79%		2,413,720	6%
2016	15.87	(0.06)		1.40	1.34	-	-	-	17.21	0.42%	0.37%	(0.37%	)	8.45%		2,022,205	5%
2015	16.16	(0.06)		(0.23)	(0.29)	-	-	-	15.87	0.41%	0.37%	(0.37%	)	(1.85%	)	1,793,442	2%
Class P
2020 (7)	22.01	(0.02)		(0.29)	(0.31)	-	-	-	21.70	0.22%	0.17%	(0.17%	)	(1.38%	)	759	11%
10/31/2019 - 12/31/2019	21.21	(0.01)		0.81	0.80	-	-	-	22.01	0.21%	0.16%	(0.16%	)	3.75%		303	10%
Pacific Dynamix-Growth
Class I
2020 (7)	$24.91	($0.04)		($0.97)	($1.01)	$-	$-	$-	$23.90	0.42%	0.37%	(0.37%	)	(4.05%	)	$962,550	6%
2019	20.26	(0.08)		4.73	4.65	-	-	-	24.91	0.42%	0.37%	(0.37%	)	22.94%		868,260	14%
2018	21.86	(0.08)		(1.52)	(1.60)	-	-	-	20.26	0.42%	0.37%	(0.37%	)	(7.28%	)	717,105	14%
2017	18.60	(0.07)		3.33	3.26	-	-	-	21.86	0.42%	0.36%	(0.36%	)	17.52%		772,806	13%
2016	16.88	(0.06)		1.78	1.72	-	-	-	18.60	0.42%	0.37%	(0.37%	)	10.17%		624,976	10%
2015	17.30	(0.06)		(0.36)	(0.42)	-	-	-	16.88	0.42%	0.37%	(0.37%	)	(2.45%	)	574,532	6%
Class P
2020 (7)	24.92	(0.02)		(0.96)	(0.98)	-	-	-	23.94	0.22%	0.17%	(0.17%	)	(3.95%	)	2,245	6%
10/31/2019 - 12/31/2019	23.78	(0.01)		1.15	1.14	-	-	-	24.92	0.21%	0.18%	(0.18%	)	4.77%		85	14%

See Notes to Financial Statements	See explanation of references on B-35

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data									Ratios to Average Net Assets				Supplemental Data
		Investment Operations				Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)		Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Portfolio Optimization Conservative
Class I
2020 (7)	$13.89	($0.02)		$0.10	$0.08	$-	$-	$-	$13.97	0.32%	0.32%	(0.32%	)	0.54%		$1,619,833	26%
2019	12.38	(0.04)		1.55	1.51	-	-	-	13.89	0.32%	0.32%	(0.32%	)	12.20%		1,547,975	25%
2018	12.81	(0.04)		(0.39)	(0.43)	-	-	-	12.38	0.32%	0.32%	(0.32%	)	(3.38%	)	1,513,368	18%
2017	11.93	(0.04)		0.92	0.88	-	-	-	12.81	0.32%	0.32%	(0.31%	)	7.37%		1,819,223	11%
2016	11.28	(0.04)		0.69	0.65	-	-	-	11.93	0.32%	0.32%	(0.32%	)	5.83%		2,019,885	29%
2015	11.28	(0.04)		0.04	-	-	-	-	11.28	0.31%	0.31%	(0.31%	)	(0.03%	)	2,119,782	19%
Class P
2020 (7)	13.90	(0.01)		0.10	0.09	-	-	-	13.99	0.12%	0.12%	(0.12%	)	0.64%		160	26%
10/31/2019 - 12/31/2019	13.68	(-	) (9)	0.22	0.22	-	-	-	13.90	0.11%	0.11%	(0.11%	)	1.61%		159	25%
Portfolio Optimization Moderate-Conservative
Class I
2020 (7)	$15.22	($0.02)		($0.16)	($0.18)	$-	$-	$-	$15.04	0.32%	0.32%	(0.32%	)	(1.17%	)	$2,260,859	18%
2019	13.20	(0.05)		2.07	2.02	-	-	-	15.22	0.32%	0.32%	(0.32%	)	15.28%		2,439,237	19%
2018	13.89	(0.04)		(0.65)	(0.69)	-	-	-	13.20	0.32%	0.32%	(0.32%	)	(4.99%	)	2,436,704	19%
2017	12.54	(0.04)		1.39	1.35	-	-	-	13.89	0.31%	0.31%	(0.31%	)	10.79%		3,012,199	9%
2016	11.74	(0.04)		0.84	0.80	-	-	-	12.54	0.32%	0.32%	(0.32%	)	6.78%		3,501,918	16%
2015	11.79	(0.04)		(0.01)	(0.05)	-	-	-	11.74	0.31%	0.31%	(0.31%	)	(0.41%	)	3,704,156	17%
Class P
2020 (7)	15.22	(0.01)		(0.15)	(0.16)	-	-	-	15.06	0.12%	0.12%	(0.12%	)	(1.07%	)	253	18%
10/31/2019 - 12/31/2019	14.84	(-	) (9)	0.38	0.38	-	-	-	15.22	0.11%	0.11%	(0.11%	)	2.56%		250	19%
Portfolio Optimization Moderate
Class I
2020 (7)	$16.45	($0.02)		($0.28)	($0.30)	$-	$-	$-	$16.15	0.32%	0.32%	(0.32%	)	(1.80%	)	$9,198,338	15%
2019	13.89	(0.05)		2.61	2.56	-	-	-	16.45	0.32%	0.32%	(0.32%	)	18.46%		9,999,658	24%
2018	14.86	(0.05)		(0.92)	(0.97)	-	-	-	13.89	0.32%	0.32%	(0.32%	)	(6.55%	)	9,804,910	19%
2017	13.13	(0.04)		1.77	1.73	-	-	-	14.86	0.31%	0.31%	(0.31%	)	13.22%		12,153,581	9%
2016	12.14	(0.04)		1.03	0.99	-	-	-	13.13	0.32%	0.32%	(0.32%	)	8.08%		12,248,929	14%
2015	12.19	(0.04)		(0.01)	(0.05)	-	-	-	12.14	0.31%	0.31%	(0.31%	)	(0.36%	)	12,849,093	16%
Class P
2020 (7)	16.46	(0.01)		(0.27)	(0.28)	-	-	-	16.18	0.12%	0.12%	(0.12%	)	(1.71%	)	1,085	15%
10/31/2019 -12/31/2019	15.94	(-	) (9)	0.52	0.52	-	-	-	16.46	0.11%	0.11%	(0.11%	)	3.25%		1,026	24%
Portfolio Optimization Growth
Class I
2020 (7)	$17.73	($0.03)		($0.67)	($0.70)	$-	$-	$-	$17.03	0.32%	0.32%	(0.32%	)	(3.97%	)	$7,778,025	14%
2019	14.58	(0.05)		3.20	3.15	-	-	-	17.73	0.32%	0.32%	(0.32%	)	21.65%		8,651,630	28%
2018	15.88	(0.05)		(1.25)	(1.30)	-	-	-	14.58	0.32%	0.32%	(0.32%	)	(8.19%	)	8,221,474	19%
2017	13.64	(0.05)		2.29	2.24	-	-	-	15.88	0.31%	0.31%	(0.31%	)	16.38%		10,373,218	12%
2016	12.54	(0.04)		1.14	1.10	-	-	-	13.64	0.32%	0.32%	(0.32%	)	8.81%		10,222,380	17%
2015	12.58	(0.04)		- (9)	(0.04)	-	-	-	12.54	0.31%	0.31%	(0.31%	)	(0.33%	)	10,758,744	16%
Class P
2020 (7)	17.74	(0.01)		(0.68)	(0.69)	-	-	-	17.05	0.12%	0.12%	(0.12%	)	(3.87%	)	889	14%
10/31/2019 -12/31/2019	17.03	(-	) (9)	0.71	0.71	-	-	-	17.74	0.11%	0.11%	(0.11%	)	4.15%		886	28%

See Notes to Financial Statements	See explanation of references on B-35

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data									Ratios to Average Net Assets				Supplemental Data
		Investment Operations				Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)		Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Portfolio Optimization Aggressive-Growth
Class I
2020 (7)	$18.37	($0.03)		($1.19)	($1.22)	$-	$-	$-	$17.15	0.32%	0.32%	(0.32%	)	(6.63%	)	$1,748,077	14%
2019	14.84	(0.05)		3.58	3.53	-	-	-	18.37	0.32%	0.32%	(0.32%	)	23.76%		1,975,940	24%
2018	16.38	(0.05)		(1.49)	(1.54)	-	-	-	14.84	0.32%	0.32%	(0.32%	)	(9.39%	)	1,850,216	18%
2017	13.81	(0.05)		2.62	2.57	-	-	-	16.38	0.31%	0.31%	(0.31%	)	18.60%		2,314,010	14%
2016	12.63	(0.04)		1.22	1.18	-	-	-	13.81	0.32%	0.32%	(0.32%	)	9.33%		2,222,199	11%
2015	12.75	(0.04)		(0.08)	(0.12)	-	-	-	12.63	0.31%	0.31%	(0.31%	)	(0.91%	)	2,312,489	16%
Class P
2020 (7)	18.37	(0.01)		(1.19)	(1.20)	-	-	-	17.17	0.12%	0.12%	(0.12%	)	(6.54%	)	359	14%
10/31/2019 -12/31/2019	17.54	(-	) (9)	0.83	0.83	-	-	-	18.37	0.11%	0.11%	(0.11%	)	4.76%		203	24%
PSF DFA Balanced Allocation
Class D
2020 (7)	$13.42	$0.10		($0.46)	($0.36)	$-	$-	$-	$13.06	0.49%	0.49%	1.53%		(2.64%	)	$255,872	9%
2019	11.20	0.24		1.98	2.22	-	-	-	13.42	0.50%	0.50%	1.90%		19.75%		243,088	15%
2018	11.94	0.32		(1.06)	(0.74)	-	-	-	11.20	0.54%	0.54%	2.69%		(6.19%	)	161,971	11%
2017	10.57	0.30		1.07	1.37	-	-	-	11.94	0.59%	0.55%	2.65%		12.98%		102,404	16%
04/29/2016 -12/31/2016	10.00	0.24		0.33	0.57	-	-	-	10.57	0.85%	0.55%	3.50%		5.72%		33,115	30%
Class P
2020 (7)	13.42	0.17		(0.50)	(0.33)	-	-	-	13.09	0.22%	0.22%	2.64%		(2.51%	)	53	9%
10/31/2019 -12/31/2019	12.97	0.08		0.37	0.45	-	-	-	13.42	0.23%	0.23%	3.77%		3.53%		24	15%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For Funds or classes that commenced operations after January 1, 2015, the first date reported represents the commencement date of operations for the Fund.
(3)	No dividend and capital gain distributions have been made by the Funds under the current dividend and distribution policy.
(4)	The ratios for periods of less than one full year are annualized.
(5)	The ratios of expenses after expense reductions to average daily net assets are after custodian credits, advisory fee waivers and adviser expense reimbursements, if any. The expense ratios for the Pacific Dynamix, Portfolio Optimization, and PSF DFA Balanced Allocation Portfolios do not include expenses of their respective underlying funds in which they invest.
(6)	Total returns for periods of less than one full year are not annualized.
(7)	Unaudited for the period ended June 30, 2020.
(8)	The annualized ratios of expenses, excluding interest expense, after expense reductions to average net assets for the period ended June 30, 2020 are as follows:

Portfolio	Class I	Class P
Inflation Managed	0.67%	0.47%
Managed Bond	0.64%	0.44%

(9)	Reflects an amount rounding to less than $0.01 per share or 0.01%.
(10)	The portfolio turnover rate for International Equity Income Portfolio reflects an amount rounding to less than 1% for the period ended December 31, 2019.

See Notes to Financial Statements

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

Pacific Select Fund (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end, investment management company. The Trust was organized on May 4, 1987 as a Massachusetts business trust (the “Massachusetts Trust”) and was reorganized as a Delaware statutory trust on June 30, 2016. In connection with other actions taken to accomplish the reorganization, the Massachusetts Trust, as sole initial shareholder of each Fund of the Trust, approved all material agreements of the Trust, including the investment advisory and sub-advisory agreements. These agreements were also approved by the initial Trustees of the Trust, who served as the Trustees of the Massachusetts Trust prior to the reorganization.

Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. As of June 30, 2020, the Trust was comprised of fifty separate funds, forty-one of which are presented in these financial statements (each individually a “Fund”, and collectively the “Funds”):

Core Income Portfolio (1)	Large-Cap Value Portfolio (1)	International Value Portfolio (1)
Diversified Bond Portfolio (1)	Main Street® Core Portfolio (1)	Health Sciences Portfolio
Floating Rate Income Portfolio (1)	Mid-Cap Equity Portfolio (1)	Real Estate Portfolio (1)
High Yield Bond Portfolio (1)	Mid-Cap Growth Portfolio (1)	Technology Portfolio
Inflation Managed Portfolio (1)	Mid-Cap Value Portfolio (1)	Pacific Dynamix — Conservative Growth Portfolio (2)
Managed Bond Portfolio (1)	Small-Cap Equity Portfolio (1)	Pacific Dynamix — Moderate Growth Portfolio (2)
Short Duration Bond Portfolio (1)	Small-Cap Growth Portfolio (formerly named Developing Growth Portfolio) (1)	Pacific Dynamix — Growth Portfolio (2)
Emerging Markets Debt Portfolio (1)	Small-Cap Index Portfolio (1)	Portfolio Optimization Conservative Portfolio (3)
Comstock Portfolio (1)	Small-Cap Value Portfolio (1)	Portfolio Optimization Moderate-Conservative Portfolio (3)
Dividend Growth Portfolio (1)	Value Advantage Portfolio (1)	Portfolio Optimization Moderate Portfolio (3)
Equity Index Portfolio (1)	Emerging Markets Portfolio (1)	Portfolio Optimization Growth Portfolio (3)
Focused Growth Portfolio	International Equity Income Portfolio (1)	Portfolio Optimization Aggressive-Growth Portfolio (3)
Growth Portfolio (1)	International Large-Cap Portfolio (1)	PSF DFA Balanced Allocation Portfolio
Large-Cap Growth Portfolio (1)	International Small-Cap Portfolio (1)

(1)	These Funds are collectively known as the “Underlying Funds”.
(2)	These Funds are collectively known as the “Pacific Dynamix Portfolios”.
(3)	These Funds are collectively known as the “Portfolio Optimization Portfolios”.

The Trust offers three separate share classes: Class D, Class I, and Class P. Each Fund presented in these financial statements — except for the PSF DFA Balanced Allocation Portfolio — offers both Class I and Class P shares. The PSF DFA Balanced Allocation Portfolio offers Class D and Class P shares.

The Portfolio Optimization Portfolios, Pacific Dynamix Portfolios, and the PSF DFA Balanced Allocation Portfolio are known individually as “Fund of Funds” and collectively as the “Funds of Funds.”

The Portfolio Optimization Portfolios invest their assets in Class P shares of certain Underlying Funds of the Trust.

The Pacific Dynamix Portfolios invest their assets in Class P shares of the PD 1-3 Year Corporate Bond, PD Aggregate Bond Index, PD High Yield Bond Market, PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Small-Cap Growth Index, PD Small-Cap Value Index, PD Emerging Markets, and PD International Large-Cap Portfolios (collectively, the “Pacific Dynamix Underlying Funds”).

The PSF DFA Balanced Allocation Portfolio invests its assets in a variety of eligible third-party mutual funds and/or variable insurance trusts (the “DFA Underlying Funds”) which, in turn, invest in U.S. and foreign equity and debt instruments. The DFA Underlying Funds are offered by Dimensional Investment Group Inc. and/or DFA Investment Dimensions Group Inc., as managed by Dimensional Fund Advisors LP, and are not funds of the Trust. Dimensional Investment Group Inc. and DFA Investment Dimensions Group, Inc. are not affiliated with the Trust, the Distributor or the Investment Adviser.

There is a separate semi-annual report containing the financial statements for the Pacific Dynamix Underlying Funds, which is available without charge. For information on how to obtain the semi-annual report for these Funds, see the Where to Go for More Information section of this report on page D-10.

Class D, Class I, and Class P shares of the Funds of the Trust in this report are offered to certain separate accounts of Pacific Life Insurance Company (“Pacific Life”) and Pacific Life & Annuity Company (“PL&A”), a wholly-owned subsidiary of Pacific Life. Pacific Life and PL&A determine which Funds (and share classes) of the Trust to make available.

Main Street is a registered trademark of Invesco Advisers, Inc., or one of its affiliates.

On March 20, 2020, the Small-Cap Growth Portfolio of the Trust was liquidated pursuant to a plan of liquidation approved by the Trust’s Board of Trustees. Because the Small-Cap Growth Portfolio was liquidated prior to June 30, 2020, no financial information is presented in this report except for the Transactions with Affiliates disclosure under Investments in Affiliated Funds. Effective May 1, 2020, the Developing Growth Portfolio was renamed the “Small-Cap Growth Portfolio.”

On April 30, 2020, the Inflation Strategy and Currency Strategies Portfolios of the Trust were liquidated pursuant to a plan of liquidation approved by the Trust’s Board of Trustees and the shareholders of record. Because the Inflation Strategy and Currency Strategies Portfolios were liquidated prior to June 30, 2020, no financial information is presented in this report except for the Transactions with Affiliates disclosure under Investments in Affiliated Funds.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.

A. INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as a Fund is informed of the ex-dividend date or upon receipt of the dividend. A Fund’s estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Investment income is recorded net of foreign taxes withheld, if any. A Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. A Fund will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which that Fund invests. Facility fees and other fees (such as origination fees) received from floating rate senior loan notes purchased by a Fund are amortized over the expected term of each applicable senior loan. Commitment fees received by a Fund relating to unfunded senior loan commitments are amortized to income over the period of the commitment. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are recorded as interest income when received. Realized gains and losses from investment transactions are recorded on the basis of identified cost. Gains and losses realized on principal paydowns from mortgage-backed and asset-backed securities are recorded as interest income. Litigation settlements on securities that were previously held are recorded as realized gains on investment securities.

B. DISTRIBUTIONS TO SHAREHOLDERS

Each Fund of the Trust is treated as a partnership for Federal income tax purposes. As partnerships, none of these Funds are required to distribute taxable income and capital gains. No dividend and capital gain distributions have been paid by any Fund during the period ended June 30, 2020.

C. FOREIGN CURRENCY TRANSLATION

The Trust’s accounting records are maintained in U.S. dollars. The market value of investments and other assets and liabilities, which are denominated in non-U.S. currencies, are translated into U.S. dollars based on the applicable exchange rates at the end of each business day. Purchases and sales of investments and income and expenses, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates in effect on the transaction date.

None of the Funds separately report the effect of changes in foreign exchange rates from changes in market prices of investments held. Such changes are included with the net realized gain or loss and change in net unrealized appreciation or depreciation on investments. Other foreign currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currencies.

D. ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES

Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated on a daily basis to each class of shares based upon the relative portion of net assets of each class. Certain Trust expenses directly attributable to a particular Fund are charged to that Fund (such as fund-specific transactional fees, proxies, liquidations, litigation, and organizational/start-up costs) and class-specific fees and expenses are charged directly to the respective share class within each Fund. Generally, other Trust expenses are allocated proportionately among all the Funds in relation to the net assets of each Fund.

E. OFFERING COSTS

A new Fund bears all costs (or the applicable pro-rata share if there is more than one new Fund) associated with the offering expenses of the Fund, including legal, printing, and support services. All such costs are amortized as an expense of the new Fund on a straight-line basis over twelve months from commencement of operations.

F. NEW ACCOUNTING PRONOUNCEMENT

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

3. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments, which includes using third party pricing services. Each valuation committee that values the Funds’ investments does so in accordance with the Valuation Policy. Notes 3B and 3C below describe in greater detail the methodologies used to value each Fund’s investments.

B. DETERMINATION OF NET ASSET VALUE (“NAV”)

Each Fund presented in these financial statements is divided into shares and share classes, if applicable. The price per share of each class of a Fund’s shares is called its NAV. The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV is calculated by taking the total value of a Fund’s assets, subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding.

Each Fund’s NAV is calculated once per day on each day that the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. Each Fund’s NAV is generally determined as of 4:00 p.m. Eastern Time on days that the NYSE is open. Information that becomes known to the Trust or its agents after the determination of the Fund’s NAV on a particular day will not normally be used to retroactively adjust the price of a Fund’s investment for that same business day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a NYSE scheduled holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the SEC), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Based on information obtained from the NYSE, it is anticipated that the NYSE will be closed when the following annual holidays are observed: New Year’s Day; Martin Luther King, Jr. Day; Washington’s Birthday; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. The NYSE is normally closed on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. In addition, the NYSE typically closes early (usually 1:00 p.m. Eastern Time) on the day after Thanksgiving and the day before Christmas Day. Although the Trust expects the same holidays to be observed in the future, the NYSE may modify its holiday schedule or hours of operation at any time.

Certain Funds may hold investments that are primarily listed on foreign exchanges which may trade on weekends and other days when the Funds do not calculate their NAV. The value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.

In the event the NYSE closes prior to 4:00 p.m. Eastern Time, whether due to a scheduled or unscheduled early close, certain other markets or exchanges may remain open. Generally, the valuation of the securities in those markets or exchanges will follow the valuation procedures described below, which may be after the official closing time of the NYSE.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Trust generally uses the official closing price or last reported sale price from an exchange and does not normally take into account trading, clearances or settlements that take place after the close of the NYSE. Investments for which no official closing price or last reported sales price are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

For foreign equity investments, the Trust generally uses the official closing price or the last reported sale price from the principal foreign exchanges. The Trust may adjust for market events occurring between the close of certain foreign exchanges and the close of the NYSE. The Trust has retained an independent statistical analysis service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Exchange Traded Futures Contracts, Option Contracts, and Swap Agreements

Exchange traded futures contracts, option contracts, and swap agreements are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers. Exchange traded futures contracts, option contracts, and swap agreements for which no approved pricing services are available, are generally valued using the settlement price determined by the relevant exchange.

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Over-the-Counter (“OTC”) Investments

OTC investments (including forward commitments, swap agreements and option contracts) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are valued using industry pricing models, broker quotes or other methodologies pursuant to the Trust’s Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates are gathered from approved pricing services.

Domestic and Foreign Debt Investments

Debt investments, including short-term debt, are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy. Generally, the prices are obtained from approved pricing sources or services as of 4:00 p.m. Eastern Time.

Investments in Mutual Funds and Variable Insurance Trusts

Fund investments in affiliated or unaffiliated mutual funds (and/or variable insurance trusts) are valued at their respective published NAVs.

Investment Values Determined by a Valuation Committee

The Trust’s Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available, if there is a trading halt for individual holdings, or if there is an unscheduled market closure (e.g., in the event of a natural disaster, strikes, news of significant governmental actions, regulatory trading halts, system failures, terrorist threats or activities, or armed conflict, etc.). In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, last reported sale/trade prices, and benchmark, proxy, and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC, or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC or the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value, a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the scheduled close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of Pacific Life, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

● Level 1 –	Quoted prices (unadjusted) in active markets for identical investments
● Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
● Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange- traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board (as described in Note 3C) and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. A summary of each Fund’s investments as of June 30, 2020, as categorized under the three-tier hierarchy of inputs, can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity

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securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts that are traded on securities exchanges are categorized as Level 2 if they are fair valued based on quoted prices from the applicable exchange, or when valuation adjustments are applied to option contracts, or such valuation adjustments are observable and timely, otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker- dealer

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quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Interest Rate Swaps – Interest rate swaps are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable Fund’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of June 30, 2020, the Core Income, Diversified Bond, Floating Rate Income and High Yield Bond Portfolios had unfunded loan commitments of $28,093, $178,511, $105,347 and $386,039, respectively (see details in the Notes to Schedules of Investments).

4. INVESTMENTS AND RISKS

General Investment Risk

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested.

A Fund’s transactions in listed securities are settled/paid for upon delivery to or from their counterparties; therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Market and Regulatory Risk

Events in the financial markets and economy may cause volatility and uncertainty and affect Fund performance. Such adverse effects on performance could include a decline in the value and liquidity of securities held by a Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. It may also be unusually difficult to identify investment risks and opportunities, in which case investment goals may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money. Governmental and regulatory actions, including tax law changes, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.

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Natural Disasters Risk

Natural disasters occur throughout the world and include events such as blizzards and ice storms, earthquakes, floods, hurricanes, pandemics, tidal waves, tornadoes, tsunamis, typhoons, volcanic eruptions, and wildfires. Although specific types of natural disasters may occur more frequently in certain geographic locations, such events are by their nature unpredictable and may cause sudden, severe and widespread damage that negatively impacts issuers, regions and economies in which a Fund invests. Should a Fund hold significant investments in, or have significant exposure to, an issuer, region or economy affected by a natural disaster, the Fund may lose money. Due to the interconnectedness of the global economy, natural disasters in one location may negatively impact issuers in other locations.

An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty. The impact of COVID-19 could adversely affect the economies and capital markets of many nations or the entire global economy, as well as individual companies, entire sectors, and securities and commodities markets (including liquidity), in ways that may not necessarily be foreseen at the present time, which could result in losses to a Fund.

LIBOR Phaseout Risk

In 2017, the United Kingdom’s Financial Conduct Authority, which regulates London Interbank Offered Rate (“LIBOR”), announced that it will no longer compel the banks to continue to submit the daily rates for the calculation of LIBOR after 2021 and warned that LIBOR may cease to be available or appropriate for use beyond 2021. After the global financial crisis, regulators globally determined that existing interest rate benchmarks should be reformed based on concerns that LIBOR and other Interbank Offered Rates (“IBOR”) were susceptible to manipulation. Replacement rates for various IBORs have been identified and include the Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities.

While various regulators and industry bodies are working globally on transitioning to selected alternative rates, there remains uncertainty regarding the future utilization of LIBOR and other IBORs, including the transition to, and nature of, any selected replacement rates. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by a Fund or reduce the effectiveness of related Fund transactions such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on any of the Funds or on financial instruments in which a Fund invests, as well as other unforeseen effects, could result in losses to a Fund.

Fund of Funds Investments

The Portfolio Optimization Portfolios are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of their assets among those Underlying Funds. Allocations among the Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given the various levels of risk tolerance. The allocations of the Portfolio Optimization Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Underlying Funds may cause them to underperform other mutual funds with a similar investment objective. Although the Portfolio Optimization Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any single Underlying Fund.

The Pacific Dynamix Portfolios are exposed to the same risks as the Pacific Dynamix Underlying Funds in direct proportion to the allocation of their assets among those Pacific Dynamix Underlying Funds. The semi-annual report for the Pacific Dynamix Underlying Funds contains information about the risks associated with investing in the Pacific Dynamix Underlying Funds. Allocations among the Pacific Dynamix Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Pacific Dynamix Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Pacific Dynamix Underlying Funds may cause them to underperform other mutual funds with a similar investment objective. Although the Pacific Dynamix Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any single Pacific Dynamix Underlying Fund.

The PSF DFA Balanced Allocation Portfolio is exposed to the same risks as the DFA Underlying Funds in direct proportion to the allocation of its assets among the DFA Underlying Funds. Allocations among the DFA Underlying Funds are determined using an asset allocation process and may be adjusted based on PLFA’s views of market conditions, its outlook for various asset classes or other factors. The allocations of the PSF DFA Balanced Allocation Portfolio may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or DFA Underlying Funds may cause it to underperform other mutual funds with a similar investment objective. The PSF DFA Balanced Allocation Portfolio may invest in any or all of the DFA Underlying Funds, but will not necessarily be invested in every DFA Underlying Fund at any particular time.

Equity Investments

Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

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Debt Investments

Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk and liquidity risk, which may affect their value. Many debt securities give the issuer the right to redeem (“call”) the security prior to maturity. If an issuer calls a security in which a Fund has invested, the Fund may not recoup the full amount of its initial investment in the security and may be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the called security. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High yield/high risk or “junk” securities may be more volatile than higher rated securities. High yield/high risk securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy, or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans, and short- term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase, and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt investments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations, and other mortgage-related securities, structured investment vehicles, and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign and Emerging Markets Investments

Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country, or region. Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets. Risk may be more enhanced for investments in or exposure to investments in frontier market countries.

The Funds may face potential risks associated with the United Kingdom’s vote on June 23, 2016 to leave the European Union (the “EU”), commonly referred to as “Brexit.” There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. While the United Kingdom stopped being a member of the European Union as of January 31, 2020, the exact time frame for the full implementation of the Brexit transition is unknown and may change. Brexit may also increase the likelihood that other EU members may decide to leave the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU, and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events may have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of the Funds’ investments.

The countries listed in the Schedules of Investments for individual investment holdings (each a “Holding”) are each considered the country of risk to which a Holding, and therefore the Fund, is exposed. Each Holding’s country of risk is obtained from a third-party source that uses factors such as reporting currency, sales/revenue, and location of management of the Holding’s issuer to determine country of risk. The country of risk may not be exclusive, however, as there may be other countries of risk to which a Holding is exposed that are not disclosed, although the country identified is expected to be the primary country of risk for that Holding. A Holding is generally subject to greater country risk based on where it conducts business or is economically tied to rather than where it is formed or incorporated. Foreign markets risks may include currency risk, market and regulatory risk, liquidity risk, emerging markets risk, frontier markets risk and geographic focus risk, among other risks.

Senior Loan Participations and Assignments

Certain Funds may invest in Senior Loans of domestic or foreign corporations, partnerships, and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, London Interbank Offered Rates (“LIBOR”) or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

A significant portion of the floating rate loans held by a Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans. As compared to a loan

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instrument that contains numerous covenants that allow lenders the option to force the borrowers to negotiate terms if risks became elevated, the majority of new floating rate loans that are issued are “covenant lite” loans which tend to have fewer or no financial maintenance covenants and restrictions. A covenant lite loan typically contains fewer clauses which allow an investor to proactively enforce financial covenants or prevent undesired actions by the borrower/issuer, including the ability to make an acquisition, pay dividends or issue additional debt if they have met certain loan terms. Covenant lite loans also generally provide fewer investor protections if certain criteria are breached, such as permitting an investor to declare a default (and therefore receive collateral), or to force restructurings and other capital changes on struggling borrowers/ issuers. A Fund may experience losses or delays in enforcing its rights on its holdings of covenant lite loans.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest, and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of June 30, 2020, no participation interest in Senior Loans was held by any of the Funds presented in these financial statements.

Inflation-Indexed Bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related and other asset-backed securities. These securities could include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust, or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Securities

Certain Funds may invest in securities issued by U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by the U.S. Government, its agencies, or instrumentalities. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

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Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Securities

Certain Funds may purchase and sell securities on a when-issued basis, including To Be Announced (“TBA”) securities. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions Risk

Certain Funds may purchase or sell securities on a delayed-delivery basis, including TBA securities. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed- delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Repurchase Agreements

Certain Funds may enter into repurchase agreements with institutions that the Investment Adviser or sub-adviser has determined are creditworthy. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell the security at an agreed upon price and time. Repurchase agreements permit a Fund to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the Funds at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a Fund are collateralized with cash or securities of a type that the Fund is permitted to hold. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest, except in the case of a repurchase agreement entered into for the purposes of selling a security short, where the value of the collateral delivered to a Fund must equal or exceed 95% of the value of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered into for the purposes of selling a security short may provide that the cash purchase price paid by a Fund is more than the value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement. Since in such a transaction, a Fund normally will have used the collateral received to settle the short sale, a Fund will segregate liquid assets equal to the marked to market value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement.

In the event of default on the obligation to repurchase a security held by a Fund as collateral, the Fund has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to the Fund under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited, or wholly denied.

Borrowings and Other Financing Transactions

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the 1940 Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions see Note 5.

Reverse Repurchase Agreements – Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security that it holds to a financial institution with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the manager or otherwise cover its obligations under reverse repurchase agreements.

Sale-Buybacks Financing Transactions – Certain Funds may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or

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substantially the same security at an agreed-upon price and date. Such transactions are recorded as secured borrowings. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed- upon proceeds for securities to be repurchased by a Fund are recorded as a liability. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to a Fund. A Fund will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.

Short Sales – Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own. A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing. The Fund may be required to pledge a portion of its assets to the broker as collateral for the borrowed securities. The Fund may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.

The use of proceeds received from selling short to purchase additional securities (long positions) results in leverage, which may increase a Fund’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increase a Fund’s volatility.

Segregation and Collateral Risk

If a Fund engages in certain transactions, such as derivative investments, repurchase agreements, or repurchase-to-maturity transactions accounted for as secured borrowings, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the Fund’s books and records maintained by the custodian and/ or the manager of the Fund. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. In the event of the counterparty default on the transaction, a Fund has the right to liquidate the collateral and apply the proceeds to the counterparty’s obligations to that Fund. Upon an event of default, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied. There is also a possibility that a Fund could experience a delay in selling investments that are segregated as collateral.

5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts, and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest Rate Risk – A Fund may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

Foreign Investments and Currency Risk – A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues, and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.

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Price Volatility Risk – Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions, and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Credit and Counterparty Risk – Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the Funds by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts – A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin is deposited with a futures broker upon entering into futures contracts and can be funded with either cash or securities, in accordance with the initial margin requirements of the broker or the exchange.

During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

During the reporting period, the following Funds entered into futures contracts for the following reasons: The Diversified Bond Portfolio used futures to manage duration and yield curve exposure. The Inflation Managed and Managed Bond Portfolios entered into futures contracts to manage interest rate exposure, to provide liquidity, and as a substitute for cash bond exposure. The Short Duration Bond Portfolio used interest rate futures contracts to manage duration and interest rate risk. The Emerging Markets Debt Portfolio used futures for market access, portfolio management and hedging purposes. The Equity Index, Small-Cap Equity, and Small-Cap Index Portfolios utilized futures contracts to provide market exposure for cash balances and dividend accruals, as well as to adjust market exposure to extended cash flow needs. The Emerging Markets and International Value Portfolios utilized futures to gain market exposure with the cash generated during PLFA’s reallocation of assets for the funds-of-funds.

Option Contracts – An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying reference asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying reference asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the Fund is recorded as a liability

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or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract.

The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

During the reporting period, the following Funds entered into option contracts for the following reasons: The Diversified Bond Portfolio used options to manage duration and yield curve exposure. The Managed Bond Portfolio purchased and sold/wrote options and swaptions on futures, currencies, bond indices, and swaps, and also purchased options on futures, bond indices, currencies and TBAs as a means of capitalizing on anticipated changes in market volatility and to generate income. The Inflation Managed Portfolio sold/wrote options on futures, currencies, bond indices, and swaps as a means of capitalizing on anticipated changes in market volatility and to generate income. The Managed Bond Portfolio held inflation floors to hedge duration. The Mid-Cap Growth Portfolio purchased and wrote option contracts on individual equity securities to generate income and to hedge market risk on equity securities.

Forward Foreign Currency Contracts – A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency exchange rates. The market value of a Forward Contract fluctuates with changes in foreign currency rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

During the reporting period, the following Funds entered into forward foreign currency contracts for the following reasons: The Diversified Bond Portfolio used Forward Contracts to take outright positions in a variety of currencies. The Inflation Managed and Managed Bond Portfolios purchased and sold Forward Contracts in connection with settling planned purchases or sales of securities, to hedge against currency exposure associated with some or all of these investments, and as a part the investment strategy for these Funds. The Emerging Markets Debt Portfolio used Forward Contracts to gain market exposure, for hedging purposes to help protect the Fund’s returns against adverse currency movements, and as a part of the Fund’s investment strategy. The Comstock Portfolio used Forward Contracts for hedging purpose to help protect the Fund’s returns against adverse currency movement and to isolate stock selection as the primary driver of performance. The Health Sciences Portfolio used Forward Contracts to manage exposure to foreign currencies and as an economic hedge against specific transactions and Fund investments.

Swap Agreements – Swap agreements are bilaterally negotiated agreements between the Funds and their counterparties to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market or are executed in a multilateral or other execution facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by a Fund are recorded as realized gain.

Interest Rate Swaps – Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

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A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

During the reporting period, the following Funds entered into interest rate swap agreements for the following reasons: The Diversified Bond Portfolio entered into interest rate swaps in order to manage duration and yield curve exposure. The Inflation Managed and Managed Bond Portfolios entered into interest rate swaps to manage nominal or real interest rate risk in various global markets and as a substitute for cash bond exposure. The Emerging Markets Debt Portfolio entered into interest rate swaps to gain market exposure, for hedging purposes, and as a part of the Fund’s investment strategy.

Credit Default Swaps – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

As a seller of protection, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to the Fund because, in addition to the total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate and sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write-downs or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate and sovereign issues or U.S. Treasury obligation issues as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling

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(Unaudited)

protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset- backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/ performance risk.

A Fund may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A Fund may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap agreements is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2020 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

During the reporting period, the following Funds entered into credit default swap agreements for the following reasons: The Diversified Bond Portfolio utilized credit default swaps to adjust credit exposure to certain international bond markets on the margin. The Managed Bond Portfolio sold credit protection through credit default swaps to obtain exposure to the credit risk of individual securities or to the broader investment grade, high yield, mortgage, emerging markets or other sectors through the use of credit default swaps and credit default swaps on credit indices. The Inflation Managed and Managed Bond Portfolios purchased credit protection to reduce credit exposure to individual issuers, reduce broader credit risk, or to take advantage of the basis between the credit default swap and cash bond market. The Short Duration Bond Portfolio utilizes credit default swaps to gain broad exposure to the market or specific credit risk of an issuer, and to hedge credit risk by buying protection.

Total Return Swaps – A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.

A Fund may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.

During the reporting period, the Inflation Managed Portfolio entered into total return swaps to hedge duration.

The following is a summary of the location of fair value amounts of derivative investments, if any, disclosed in the Trust’s Statements of Assets and Liabilities. An exchange traded investment’s value reflects the cumulative value. Only the current day’s variation margin is reported on the Statements of Assets and Liabilities.

Location on the Statements of Assets and Liabilities
Derivative Investments Risk Type	Asset Derivative Investments	Liability Derivative Investments
Credit contracts	Outstanding purchased options, at value	Outstanding options written, at value
Equity contracts	Receivable: Variation margin on futures contracts	Payable: Variation margin on futures contracts
Interest rate contracts	Receivable: Variation margin on swap agreements	Payable: Variation margin on swap agreements
	Swap premiums paid	Swap premiums received
	Swap agreements appreciation	Swap agreements depreciation
Foreign currency contracts	Outstanding purchased options, at value	Outstanding options written, at value
	Receivable: Variation margin on futures contracts	Payable: Variation margin on futures contracts
	Receivable: Variation margin on swap agreements	Payable: Variation margin on swap agreements
	Swap premiums paid	Swap premiums received
	Swap agreements appreciation	Swap agreements depreciation
	Forward foreign currency contracts appreciation	Forward foreign currency contracts depreciation

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The following is a summary of fair values of derivative investments disclosed in the Trust’s Statements of Assets and Liabilities, categorized by primary risk exposure as of June 30, 2020:

		Asset Derivative Investments, Value
Portfolio	Total Value at June 30, 2020	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
Diversified Bond	$61,055,855	$11,865,557	$ -	$ 16,010,324	$33,179,974
Inflation Managed	2,729,819	89,890	-	703,556	1,936,373
Managed Bond	15,051,866	350,261	-	1,776,980	12,924,625
Short Duration Bond	40,375	-	-	-	40,375
Emerging Markets Debt	4,557,568	-	-	4,126,019	431,549
Comstock	398,709	-	-	398,709	-
Equity Index	470,496	-	470,496	-	-
Small-Cap Equity	22,598	-	22,598	-	-
Small-Cap Index	231,684	-	231,684	-	-

		Liability Derivative Investments, Value
Portfolio	Total Value at June 30, 2020	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
Diversified Bond	($124,744,166)	$ -	$ -	($33,320,573)	($91,423,593)
Inflation Managed	(4,650,141)	(338,667)	-	(1,729,742)	(2,581,732)
Managed Bond	(15,968,661)	(254,344)	-	(4,610,881)	(11,103,436)
Short Duration Bond	(244,512)	-	-	-	(244,512)
Emerging Markets Debt	(2,687,939)	-	-	(2,674,957)	(12,982)
Comstock	(21,189)	-	-	(21,189)	-
Mid-Cap Growth	(1,911,811)	-	(1,911,811)	-	-

The following is a summary of the location of realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments, if any, disclosed in the Trust’s Statements of Operations:

Derivative Investments Risk Type	Location of Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Credit contracts	Net realized gain (loss) on futures contract transactions
Equity contracts	Net realized gain (loss) on purchased option transactions
Interest rate contracts	Net realized gain (loss) on swap transactions
Net realized gain (loss) on written option transactions
Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on purchased options
Change in net unrealized appreciation (depreciation) on swaps
Change in net unrealized appreciation (depreciation) on written options
Foreign currency contracts	Net realized gain (loss) on forward foreign currency contract transactions
Net realized gain (loss) on futures contract transactions
Net realized gain (loss) on purchased option transactions
Net realized gain (loss) on swap transactions
Net realized gain (loss) on written option transactions
Change in net unrealized appreciation (depreciation) on forward foreign currency contracts
Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on purchased options
Change in net unrealized appreciation (depreciation) on swaps
Change in net unrealized appreciation (depreciation) on written options

The following is a summary of each Fund’s net realized gain and/or loss and change in net unrealized appreciation and/or depreciation on derivative investments recognized in the Trust’s Statements of Operations categorized by primary risk exposure for the period ended June 30, 2020:

	Realized Gain (Loss) on Derivative Investments Recognized in the Statement of Operations
Portfolio	Total	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
Diversified Bond	$144,973,488	$1,005,753	$ -	($11,586,536)	$155,554,271
Inflation Managed	(5,180,515)	1,117,994	-	1,329,733	(7,628,242)
Managed Bond	25,695,155	192,361	-	22,796,589	2,706,205
Short Duration Bond	3,535,395	103,280	-	-	3,432,115
Emerging Markets Debt	(11,121,627)	-	-	(11,141,705)	20,078
Comstock	710,060	-	-	710,060	-
Equity Index	2,789,583	-	2,789,583	-	-
Mid-Cap Growth	(2,276,793)	-	(2,276,793)	-	-
Small-Cap Equity	(543,250)	-	(543,250)	-	-
Small-Cap Index	(1,513,545)	-	(1,513,545)	-	-
Emerging Markets	(1,285,517)	-	(1,285,517)	-	-
International Value	196,119	-	196,119	-	-
Health Sciences	(176,622)	-	-	(176,622)	-

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statements of Operations
Portfolio	Total	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
Diversified Bond	($71,383,162)	$11,093,453	$ -	($24,166,676)	($58,309,939)
Inflation Managed	1,037,483	376,461	-	(83,789)	744,811
Managed Bond	13,358,641	(1,839,652)	-	12,759,951	2,438,342
Short Duration Bond	(443,881)	-	-	-	(443,881)
Emerging Markets Debt	(1,179,467)	-	-	(1,588,227)	408,760
Comstock	1,593,159	-	-	1,593,159	-
Equity Index	383,096	-	383,096	-	-
Mid-Cap Growth	(988,904)	-	(988,904)	-	-
Small-Cap Equity	23,091	-	23,091	-	-
Small-Cap Index	(29,175)	-	(29,175)	-	-
Health Sciences	240,028	-	-	240,028	-

For financial reporting purposes, the Trust does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

For applicable Funds, the following is a summary of the average number of positions and values of derivative investments by derivative type, which serve as indicators of volume of derivative activity, for the period ended June 30, 2020:

	Average Positions and Value of Derivative Investments by Derivative Type
	Futures Contracts		Forward Contracts		Option Contracts		Swap Agreements
Portfolio	Number of Positions	Value	Number of Positions	Value	Number of Positions	Value	Number of Positions	Value
Diversified Bond	29	$24,675,723	35	($6,338,772)	68	($5,451,377)	23	($31,589,276)
Inflation Managed	19	(493,179)	48	(238,322)	40	(208,838)	56	(1,527,825)
Managed Bond	11	(1,606,813)	49	4,136,288	12	(540,607)	37	(1,520,320)
Short Duration Bond	4	1,247,405	-	-	-	-	1	15,664
Emerging Markets Debt	-	-	109	(2,045,826)	-	-	5	243,156
Comstock	-	-	19	(497,824)	-	-	-	-
Equity Index	1	1,737,637	-	-	-	-	-	-
Mid-Cap Growth	-	-	-	-	6	(935,030)	-	-
Small-Cap Equity	2	25,385	-	-	-	-	-	-
Small-Cap Index	1	288,104	-	-	-	-	-	-
Health Sciences	-	-	12	(80,009)	-	-	-	-

In addition to the table above, the amounts of net realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments as disclosed in the Statements of Operations serve as indicators of volume of derivative activity for each applicable Fund for the period ended June 30, 2020.

C. ENFORCEABLE MASTER NETTING ARRANGEMENTS

Master Agreements and Netting Arrangements – Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The following is a summary of financial and derivative instruments that are subject to enforceable master agreements with netting arrangements (or similar arrangements) and collateral received and pledged in connection with the master agreements with netting arrangements (or similar arrangements) as of June 30, 2020:

	Gross Amounts Presented in the Statement of Assets and Liabilities		Gross Amounts Not Offset in Statement of Assets and Liabilities					Gross Amounts Presented in the Statement of Assets and Liabilities		Gross Amounts Not Offset in Statement of Assets and Liabilities
Description		Financial Instrument		Collateral Received		Net Amount			Financial Instrument		Collateral Pledged		Net Amount
	Assets							Liabilities

Diversified Bond
Forward foreign currency contracts	$15,214,620		($10,909,638)		$-		$4,304,982	($25,351,393)		$10,909,638		$-		($14,441,755)
Option contracts	701,653		(350,298)		-		351,355	(4,008,853)		350,298		-		(3,658,555)
Swap agreements	1,488,984		-		(1,184,394)		304,590	-		-		-		-

Inflation Managed
Forward foreign currency contracts	703,556		(501,009)		(159,359)		43,188	(1,729,742)		501,009		837,461		(391,272)
Option contracts	-		-		-		-	(156,577)		-		8,354		(148,223)
Swap agreements	206,175		-		-		206,175	-		-		-		-
Sale-buyback financing transactions	-		-		-		-	(255,436,052)		255,436,052		-		-

Managed Bond
Forward foreign currency contracts	1,776,980		(1,228,508)		(244,504)		303,968	(4,610,881)		1,228,508		2,787,609		(594,764)
Option contracts	-		-		-		-	(126,946)		-		9,666		(117,280)
Swap agreements	-		-		-		-	(159,681)		-		62,917		(96,764)
Reverse repurchase agreements	-		-		-		-	(3,669,363)		-		3,669,363		-

Emerging Markets Debt
Forward foreign currency contracts	4,126,019		(1,200,434)		(2,794,060)		131,525	(2,674,957)		1,200,434		500,000		(974,523)

Comstock
Forward foreign currency contracts	398,709		(21,189)		-		377,520	(21,189)		21,189		-		-
During the reporting period, certain Funds may have had investments in repurchase agreements. The gross value and related collateral received for these investments, if any, are presented in each applicable Fund’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral, if any, held by each applicable Fund presented in these financial statements, exceeded the value of the repurchase agreements as of June 30, 2020.

6. INVESTMENT ADVISORY, ADMINISTRATION AND SUPPORT SERVICES, AGENCY, AND DISTRIBUTION AGREEMENTS

Pursuant to an Investment Advisory Agreement, PLFA, a wholly-owned subsidiary of Pacific Life, serves as Investment Adviser to each Fund of the Trust. PLFA receives investment advisory fees from each Fund which are based on annual percentages of the average daily net assets of each Fund. Pursuant to Sub-Advisory Agreements, the Trust and PLFA engage various investment management firms under PLFA’s supervision to sub-advise for certain Funds presented in these financial statements. PLFA manages the Pacific Dynamix, Portfolio Optimization, and PSF DFA Balanced Allocation Portfolios directly. PLFA, as Investment Adviser to each Fund of the Trust, pays related management fees to these sub-advisers as compensation for their sub-advisory services provided to the Trust. As of June 30, 2020, the investment advisory fees that PLFA receives from each Fund based upon an annual percentage of the average daily net assets of each Fund, and the sub-adviser of each Fund, are as follows:

Portfolio	Investment Advisory Fee Rate	Advisory Fee Waiver through April 30, 2021 (unless otherwise noted)	Sub-Adviser(s)
Core Income	0.50% on first $4 billion 0.48% on excess		Pacific Asset Management LLC
Diversified Bond	0.40% on first $4 billion 0.38% on excess		Western Asset Management Company, LLC
Floating Rate Income	0.65% on first $1 billion 0.62% on next $1 billion 0.59% on next $2 billion 0.57% on excess	0.05% (through April 30, 2022)	Pacific Asset Management LLC
High Yield Bond	0.40% on first $4 billion 0.38% on excess		Pacific Asset Management LLC
Inflation Managed Managed Bond	0.40% on first $4 billion 0.38% on excess		Pacific Investment Management Company LLC
Short Duration Bond	0.40% on first $4 billion 0.38% on excess		T. Rowe Price Associates, Inc.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Portfolio	Investment Advisory Fee Rate	Advisory Fee Waiver through April 30, 2021 (unless otherwise noted)	Sub-Adviser(s)
Emerging Markets Debt	0.785% on first $1 billion 0.755% on next $1 billion 0.725% on next $2 billion 0.705% on excess	0.02%	Ashmore Investment Management Limited
Comstock	0.75% on first $100 million 0.71% on next $900 million 0.68% on next $3 billion 0.66% on excess	0.015%	Invesco Advisers, Inc.
Dividend Growth	0.70% on first $100 million 0.66% on next $900 million 0.63% on next $3 billion 0.61% on excess		T. Rowe Price Associates, Inc.
Equity Index	0.05% on first $4 billion 0.03% on excess		BlackRock Investment Management, LLC
Focused Growth	0.75% on first $100 million 0.71% on next $900 million 0.68% on next $3 billion 0.66% on excess		Janus Capital Management LLC
Growth	0.55% on first $4 billion 0.53% on excess		MFS Investment Management
Large-Cap Growth	0.75% on first $100 million 0.71% on next $900 million 0.68% on next $3 billion 0.66% on excess	0.045%	BlackRock Investment Management, LLC
Large-Cap Value	0.65% on first $100 million 0.61% on next $900 million 0.58% on next $3 billion 0.56% on excess		ClearBridge Investments, LLC
Main Street Core	0.45% on first $4 billion 0.43% on excess		Invesco Advisers, Inc.
Mid-Cap Equity	0.65% on first $4 billion 0.63% on excess		Scout Investments, Inc.
Mid-Cap Growth	0.70% on first $4 billion 0.68% on excess	0.025%	Ivy Investment Management Company
Mid-Cap Value	0.70% on first $1 billion 0.65% on next $1 billion 0.60% on excess		Boston Partners Global Investors, Inc.
Small-Cap Equity	0.75% on first $1 billion 0.72% on next $1 billion 0.69% on next $2 billion 0.67% on excess	0.10%	BlackRock Investment Management, LLC and Franklin Mutual Advisers, LLC (co-sub-advisers)
Small-Cap Growth (formerly named Developing Growth)	0.60% on first $4 billion 0.58% on excess		MFS Investment Management (Lord, Abbett & Co. LLC prior to May 1, 2020)
Small-Cap Index	0.30% on first $4 billion 0.28% on excess		BlackRock Investment Management, LLC
Small-Cap Value	0.75% on first $1 billion 0.72% on next $1 billion 0.69% on next $2 billion 0.67% on excess		AllianceBernstein L.P.
Value Advantage	0.66% on first $4 billion 0.64% on excess		J.P. Morgan Investment Management Inc.
Emerging Markets	0.80% on first $4 billion 0.78% on excess		Invesco Advisers, Inc.
International Equity Income	0.50% on first $1 billion 0.45% on excess		Cadence Capital Management LLC
International Large-Cap	0.85% on first $100 million 0.77% on next $900 million 0.75% on next $3 billion 0.73% on excess		MFS Investment Management
International Small-Cap	0.85% on first $1 billion 0.82% on next $1 billion 0.79% on next $2 billion 0.77% on excess		QS Investors, LLC
International Value	0.65% on first $4 billion 0.63% on excess		Wellington Management Company LLP

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Portfolio	Investment Advisory Fee Rate	Advisory Fee Waiver through April 30, 2021 (unless otherwise noted)	Sub-Adviser(s)
Health Sciences	0.90% on first $1 billion 0.87% on next $1 billion 0.84% on next $2 billion 0.82% on excess		BlackRock Investment Management, LLC
Real Estate	0.90% on first $100 million 0.82% on next $900 million 0.80% on next $3 billion 0.78% on excess	0.09%	Principal Real Estate Investors LLC
Technology	0.90% on first $1 billion 0.87% on next $1 billion 0.84% on next $2 billion 0.82% on excess		MFS Investment Management
Pacific Dynamix Portfolios PSF DFA Balanced Allocation	0.20%
Portfolio Optimization Portfolios	0.10%

Pursuant to an Agreement for Administration and Support Services (the “Administration Agreement”), Pacific Life and PLFA provide support services to the Trust that are outside the scope of the Investment Adviser’s responsibilities under the Advisory Agreement. Under the Administration Agreement, the Trust compensates Pacific Life and PLFA for their expenses in providing support services to the Trust in connection with various matters, including the expense of registering and qualifying the Trust on state and Federal levels, providing legal, compliance, accounting, tax, chief compliance officer services, and on-going compliance, maintaining the Trust’s legal existence, shareholders’ meetings and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to existing shareholders. The Trust reimburses Pacific Life and PLFA for these support services on an approximate cost basis.

Pursuant to a Transfer Agency Agreement, Pacific Life serves as transfer agent and dividend disbursing agent for Class I, Class D and those Class P shares of the Trust that are offered to certain separate accounts, without remuneration from the Trust. Pursuant to a Transfer Agency and Service Agreement, State Street Bank and Trust Company serves as transfer agent for those Class P shares of the Trust that are utilized by the Fund of Funds and is compensated by the Trust for these services.

Pursuant to a Distribution Agreement, Pacific Select Distributors, LLC (the “Distributor”), a wholly-owned subsidiary of Pacific Life, serves as distributor of the Trust. The Trust adopted a service plan (the “Service Plan”) for Class I shares of each applicable Fund, under which each applicable Fund pays the Distributor an amount at an annual rate of 0.20% of the average daily net assets of each Fund for shareholder servicing activities. Class P shares do not incur a service fee. Under the Service Plan, the service fee may be used by the Distributor for services rendered to or procured for shareholders of the Trust, or the variable annuity and variable life insurance contract owners who use the Trust as the underlying investment vehicle for their contracts. These services may include, but are not limited to: providing electronic, telephonic, and technological servicing support in connection with existing investments in the Trust; answering shareholder questions regarding the Trust, the Funds, its managers and/or other service providers; payment of compensation to broker-dealers, including the Distributor itself, and other financial institutions and organizations which assist in providing any of these services; and other services as described in the Service Plan. The Service Plan was not adopted in accordance with Rule 12b-1 under the 1940 Act.

The Trust has also adopted a distribution and service plan (the “12b-1 Plan”) for Class D shares of each applicable Fund in accordance with Rule 12b-1 under the 1940 Act, pursuant to which Class D shares of each applicable Fund pay a service fee at an annual rate of 0.20% and a distribution fee at an annual rate of 0.05% of the average daily net assets attributed to that share class. The service fees may be used by the Distributor for the types of services provided under the Service Plan discussed above. The distribution fees may be used by the Distributor for any activities or expenses primarily intended to result in the sale of Class D shares or variable contracts offering Class D shares, which may include, but are not limited to: compensation to, and expenses (including overhead expenses) of, financial consultants or other employees of the Distributor or of selling group members who engage in distribution of Class D shares; printing of prospectuses and reports other than for existing contract owners; advertising; and the preparation, printing and distribution of sales literature.

The Service Plan and 12b-1 Plan will each remain in effect as long as their continuance is specifically approved at least annually.

7. TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES, DISTRIBUTION AND/OR SERVICE FEES AND EXPENSES FOR SUPPORT SERVICES

The Investment Adviser, the Distributor, and Pacific Life are related parties. The advisory fees earned by the Investment Adviser, including any advisory fee waiver, distribution and/or service fees earned by the Distributor, and expenses for support services recovered by PLFA and Pacific Life from each Fund presented in these financial statements for the period ended June 30, 2020 are presented in the Statements of Operations. The amounts of each of these fees that remained payable as of June 30, 2020 are presented in the Statements of Assets and Liabilities.

B. EXPENSE LIMITATION AGREEMENTS

To help limit the Trust’s expenses, PLFA has contractually agreed to reimburse each Fund (other than the Pacific Dynamix, and Portfolio Optimization Portfolios) presented in these financial statements for certain operating expenses that exceed an annual rate of 0.10% of a Fund’s average daily net assets through April 30, 2021 (“expense cap”). These operating expenses include, but are not limited to: organizational expenses; domestic custody expenses; expenses for accounting, audit, tax, and certain legal services; preparation, printing, filing, and distribution to existing shareholders of proxies, prospectuses and shareholder reports, and other regulatory documents, as applicable;

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

independent trustees’ fees and expenses; and establishing, overseeing, and administering the Trust’s compliance program. These operating expenses do not include: investment advisory fees; distribution and/or service fees; additional costs associated with foreign investing (including foreign taxes on dividends, interest or gains); interest (including commitment fees); taxes; brokerage commissions and other transactional expenses; dividends on securities sold short; acquired fund fees and expenses; extraordinary expenses such as litigation expenses, liquidation expenses, reorganization expenses and other expenses not incurred in the ordinary course of each Fund’s business; and expenses of counsel or other persons or services retained by the independent trustees. In the case of the Pacific Dynamix Portfolios, PLFA has contractually agreed to reimburse each Fund for its operating expenses (excluding extraordinary expenses) of each Pacific Dynamix Portfolio and its proportionate share of fees and expenses of the Pacific Dynamix Underlying Funds that exceed an annual rate of 0.59% of a Fund’s average net assets for Class I shares and 0.39% for Class P shares through April 30, 2021. There are no expense caps for the Portfolio Optimization Portfolios.

There is no guarantee that PLFA will continue to cap expenses for a Fund upon the expiration of the expense cap. In addition, any expense reimbursements made by PLFA to a Fund are subject to recoupment by PLFA from such Fund in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment. Any amounts repaid to PLFA will have the effect of increasing such expenses of the applicable Fund, but not above the expense cap. The amounts of adviser reimbursement to each applicable Fund presented in these financial statements for the period ended June 30, 2020 are presented in the Statements of Operations. Any amounts that remained due from the Investment Adviser as of June 30, 2020 are presented in the Statements of Assets and Liabilities.

The cumulative expense reimbursement amounts, if any, as of June 30, 2020 that are subject to recoupment by PLFA from the Funds presented in these financial statements are as follows:

	Expiration
Portfolio	2020	2021	2022	2023
Pacific Dynamix – Conservative Growth	$255,880	$240,746	$314,004	$162,327
Pacific Dynamix – Moderate Growth	1,127,747	1,136,501	1,220,228	610,602
Pacific Dynamix – Growth	423,286	443,429	435,967	232,040

During the period ended June 30, 2020, PLFA recouped $506 from the International Equity Income Portfolio under the expense limitation agreement. There was no recoupment of expense reimbursement by PLFA from any other Funds presented in these financial statements for the period ended June 30, 2020.

C. INVESTMENTS IN AFFILIATED MUTUAL FUNDS

A summary of holdings and transactions with affiliated mutual fund investments as of and for the period ended June 30, 2020 is as follows:

	Beginning Value as of January 1, 2020	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2020
						Ending Value	Share Balance
Pacific Dynamix – Conservative Growth
PD 1-3 Year Corporate Bond ‘P’	$54,071,373	$2,962,595	$6,367,195	$339,151	$287,666	$51,293,590	4,548,439
PD Aggregate Bond Index ‘P’	204,391,873	24,389,739	33,210,652	6,133,747	4,323,653	206,028,360	14,665,552
PD High Yield Bond Market ‘P’	83,188,645	2,936,105	721,736	185,026	(3,259,522)	82,328,518	5,059,661
PD Large-Cap Growth Index ‘P’	72,834,727	13,256,269	20,189,407	12,372,223	(870,125)	77,403,687	1,510,726
PD Large-Cap Value Index ‘P’	75,187,124	14,771,951	8,564,229	3,932,087	(12,554,925)	72,772,008	2,573,416
PD Small-Cap Growth Index ‘P’	5,783,506	1,234,220	691,262	220,828	126,368	6,673,660	201,444
PD Small-Cap Value Index ‘P’	5,800,114	1,639,876	322,743	31,975	(977,662)	6,171,560	295,983
PD Emerging Markets ‘P’	20,523,898	3,653,665	951,975	100,571	(2,063,149)	21,263,010	1,314,439
PD International Large-Cap ‘P’	51,900,156	4,499,465	2,353,487	23,104	(5,333,026)	48,736,212	2,739,201
Total	$573,681,416	$69,343,885	$73,372,686	$23,338,712	($20,320,722)	$572,670,605

Pacific Dynamix – Moderate Growth
PD 1-3 Year Corporate Bond ‘P’	$160,351,673	$4,692,514	$45,476,372	$2,289,583	($2,404,141)	$119,453,257	10,592,470
PD Aggregate Bond Index ‘P’	589,390,737	88,821,596	122,126,935	22,136,237	6,580,898	584,802,533	41,627,531
PD High Yield Bond Market ‘P’	238,285,412	17,912,345	1,617,255	448,740	(7,833,114)	247,196,128	15,191,924
PD Large-Cap Growth Index ‘P’	493,226,081	35,468,797	95,965,922	65,174,589	(6,544,532)	491,359,013	9,590,095
PD Large-Cap Value Index ‘P’	500,757,099	71,757,447	33,185,199	15,965,313	(76,162,336)	479,132,324	16,943,421
PD Small-Cap Growth Index ‘P’	38,685,548	5,261,600	3,203,835	1,022,948	242,911	42,009,172	1,268,046
PD Small-Cap Value Index ‘P’	38,665,411	7,848,480	1,157,264	112,422	(6,641,005)	38,828,044	1,862,162
PD Emerging Markets ‘P’	130,680,149	13,015,420	3,438,281	651,015	(14,101,606)	126,806,697	7,838,952
PD International Large-Cap ‘P’	346,017,578	8,065,638	9,585,849	1,555,613	(39,603,786)	306,449,194	17,223,867
Total	$2,536,059,688	$252,843,837	$315,756,912	$109,356,460	($146,466,711)	$2,436,036,362

Pacific Dynamix – Growth
PD 1-3 Year Corporate Bond ‘P’	$25,945,001	$4,394,623	$15,467,149	$368,498	($872,091)	$14,368,882	1,274,155
PD Aggregate Bond Index ‘P’	103,628,811	32,895,743	26,897,889	3,953,919	1,460,376	115,040,960	8,188,869
PD High Yield Bond Market ‘P’	43,295,616	18,792,682	535,266	134,337	152,106	61,839,475	3,800,466
PD Large-Cap Growth Index ‘P’	222,076,232	14,287,208	3,896,202	2,745,030	22,941,728	258,153,996	5,038,518
PD Large-Cap Value Index ‘P’	225,777,301	57,391,986	43,130	24,426	(30,014,639)	253,135,944	8,951,575
PD Small-Cap Growth Index ‘P’	17,357,712	2,487,001	119,308	24,165	430,721	20,180,291	609,142
PD Small-Cap Value Index ‘P’	17,354,450	5,627,465	20,029	(810)	(3,130,069)	19,831,007	951,079
PD Emerging Markets ‘P’	52,696,440	11,830,987	198,956	37,470	(5,611,639)	58,754,302	3,632,081
PD International Large-Cap ‘P’	160,437,160	23,577,843	2,374,314	(53,573)	(17,867,031)	163,720,085	9,201,829
Total	$868,568,723	$171,285,538	$49,552,243	$7,233,462	($32,510,538)	$965,024,942

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Beginning Value as of January 1, 2020	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2020
						Ending Value	Share Balance
Portfolio Optimization Conservative
Core Income ‘P’	$58,799,482	$3,774,633	$34,419,839	$5,240,413	($3,323,534)	$30,071,155	2,448,049
Diversified Bond ‘P’	429,732,984	21,033,183	24,018,606	6,209,187	17,049,226	450,005,974	28,711,079
Floating Rate Income ‘P’	38,727,399	3,381,418	23,520,925	2,222,501	(4,726,469)	16,083,924	1,274,609
High Yield Bond ‘P’	77,430,693	29,830,825	44,740,769	4,338,544	(6,680,261)	60,179,032	6,560,661
Inflation Managed ‘P’	26,319,095	20,582,485	854,869	100,464	2,419,055	48,566,230	3,598,546
Inflation Strategy ‘P’ (1)	27,847,139	245,270	28,085,810	2,007,290	(2,013,889)	-	-
Managed Bond ‘P’	286,483,079	94,972,478	15,133,186	2,493,311	15,692,392	384,508,074	23,858,829
Short Duration Bond ‘P’	209,150,116	93,316,356	3,231,269	236,319	6,904,601	306,376,123	27,757,178
Emerging Markets Debt ‘P’	62,251,614	37,237,742	45,564,529	(7,620,060)	2,467,269	48,772,036	4,154,480
Comstock ‘P’	16,240,639	6,690,007	6,397,767	(1,174,031)	(2,625,206)	12,733,642	806,264
Dividend Growth ‘P’	16,272,517	17,265,620	6,613,672	1,350,594	1,742,590	30,017,649	1,123,188
Equity Index ‘P’	11,606,808	8,303,259	4,463,947	1,249,583	430,147	17,125,850	217,427
Growth ‘P’	15,453,986	15,984,081	8,104,476	2,230,260	4,226,890	29,790,741	627,390
Large-Cap Growth ‘P’	13,109,919	11,166,006	7,362,192	1,814,549	3,623,754	22,352,036	1,125,088
Large-Cap Value ‘P’	17,016,875	17,706,621	6,536,152	1,264,693	284,370	29,736,407	1,198,587
Main Street Core ‘P’	7,738,184	7,101,522	3,157,120	937,047	383,976	13,003,609	261,798
Mid-Cap Equity ‘P’	21,641,994	6,600,871	14,000,226	(3,501,970)	(924,483)	9,816,186	359,777
Mid-Cap Growth ‘P’	20,069,366	5,674,628	13,351,167	(263,252)	(577,546)	11,552,029	510,644
Mid-Cap Value ‘P’	27,881,925	11,139,085	13,421,178	(2,297,680)	(4,247,988)	19,054,164	765,685
Small-Cap Equity ‘P’	4,639,944	1,777,660	4,092,521	(1,890,573)	(434,510)	-	-
Small-Cap Value ‘P’	3,092,832	1,380,842	2,764,784	(1,464,205)	(244,685)	-	-
Value Advantage ‘P’	18,580,048	13,419,766	6,205,964	1,045,350	(3,066,329)	23,772,871	1,521,297
Emerging Markets ‘P’	23,159,102	7,067,659	4,346,215	484,823	(1,935,591)	24,429,778	1,260,627
International Equity Income ‘P’	960,207	10,528,810	2,755,942	(960,569)	(492,474)	7,280,032	856,474
International Large-Cap ‘P’	17,826,415	4,972,416	6,859,100	(634,080)	(1,457,192)	13,848,459	1,289,547
International Value ‘P’	18,992,719	7,504,423	12,083,224	(1,381,502)	(1,786,713)	11,245,703	1,041,718
Real Estate ‘P’	7,845,666	2,307,358	7,268,159	(2,004,827)	(880,038)	-	-
Currency Strategies ‘P’ (2)	69,578,552	4,704,154	64,378,873	(9,659,079)	(244,754)	-	-
Total	$1,548,449,299	$465,669,178	$413,732,481	$373,100	$19,562,608	$1,620,321,704

Portfolio Optimization Moderate-Conservative
Core Income ‘P’	$69,027,011	$82,337	$48,325,099	$6,289,595	($5,207,555)	$21,866,289	1,780,102
Diversified Bond ‘P’	506,326,922	6,221,427	51,643,439	11,267,267	9,333,014	481,505,191	30,720,778
Floating Rate Income ‘P’	60,873,228	12,269	34,517,960	2,615,509	(6,977,473)	22,005,573	1,743,885
High Yield Bond ‘P’	171,299,164	11,954,334	6,942,626	2,234,365	(9,721,024)	168,824,213	18,405,055
Inflation Managed ‘P’	41,277,221	20,953,209	1,731,541	186,467	3,014,200	63,699,556	4,719,859
Inflation Strategy ‘P’ (1)	43,497,070	-	43,391,694	2,903,817	(3,009,193)	-	-
Managed Bond ‘P’	334,500,878	64,682,418	50,840,605	9,244,574	7,687,677	365,274,942	22,665,408
Short Duration Bond ‘P’	145,391,681	80,157,623	3,933,422	235,638	4,664,029	226,515,549	20,521,940
Emerging Markets Debt ‘P’	98,664,622	23,840,982	8,430,375	(1,023,899)	(4,275,020)	108,776,310	9,265,740
Comstock ‘P’	51,848,819	158,257	6,605,306	2,387,790	(13,512,516)	34,277,044	2,170,341
Dividend Growth ‘P’	52,947,479	28,609,338	10,119,209	3,418,169	1,635,477	76,491,254	2,862,119
Equity Index ‘P’	40,666,188	9,353,898	8,057,930	2,100,037	(318,067)	43,744,126	555,368
Growth ‘P’	61,576,799	17,966,443	18,146,410	11,187,718	975,742	73,560,292	1,549,173
Large-Cap Growth ‘P’	51,771,584	10,828,344	17,016,466	4,619,735	6,201,419	56,404,616	2,839,122
Large-Cap Value ‘P’	54,137,212	29,056,779	8,402,569	2,115,007	(1,024,390)	75,882,039	3,058,581
Main Street Core ‘P’	24,612,715	11,636,426	4,946,363	1,834,269	483,686	33,620,733	676,876
Mid-Cap Equity ‘P’	51,606,633	52,777	20,077,492	(558,766)	(7,713,580)	23,309,572	854,328
Mid-Cap Growth ‘P’	35,606,279	28,618	13,318,112	2,332,137	(1,211,011)	23,437,911	1,036,045
Mid-Cap Value ‘P’	72,546,089	111,280	13,173,326	(195,448)	(14,220,937)	45,067,658	1,811,028
Small-Cap Equity ‘P’	9,835,411	24,140	5,742,580	(2,874,866)	(1,242,105)	-	-
Small-Cap Growth ‘P’ (previously Developing Growth ‘P’)	2,365,493	3,263,736	1,232,346	512,030	1,475,579	6,384,492	227,995
Small-Cap Growth ‘P’ (3)	4,900,290	6,499	3,026,111	(887,402)	(993,276)	-	-
Small-Cap Index ‘P’	9,817,549	3,901,854	1,653,428	274,200	(21,060)	12,319,115	540,423
Small-Cap Value ‘P’	9,818,265	31,285	1,153,658	(404,506)	(2,225,793)	6,065,593	300,026
Value Advantage ‘P’	56,603,124	19,936,000	7,041,980	854,790	(7,491,319)	62,860,615	4,022,639
Emerging Markets ‘P’	61,788,207	15,180,813	7,071,844	2,456,273	(4,100,410)	68,253,039	3,521,997
International Equity Income ‘P’	3,619,492	35,517,847	2,936,192	(697,060)	(3,190,261)	32,313,826	3,801,625
International Large-Cap ‘P’	77,582,873	72,090	11,360,409	395,086	(8,041,479)	58,648,161	5,461,226
International Small-Cap ‘P’	12,338,861	2,327,511	1,516,272	(51,882)	(993,919)	12,104,299	957,944
International Value ‘P’	89,481,191	8,762,020	39,869,169	385,534	(12,125,168)	46,634,408	4,319,864
Real Estate ‘P’	24,123,023	13,327	7,520,980	(1,777,301)	(3,100,009)	11,738,060	441,590
Currency Strategies ‘P’ (2)	109,523,025	83,138	94,655,897	(8,639,704)	(6,310,562)	-	-
Total	$2,439,974,398	$404,827,019	$554,400,810	$52,739,173	($81,555,304)	$2,261,584,476

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Beginning Value as of January 1, 2020	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2020
						Ending Value	Share Balance
Portfolio Optimization Moderate
Core Income ‘P’	$247,737,993	$8,198,217	$32,820,756	$3,214,788	$5,581,890	$231,912,132	18,879,626
Diversified Bond ‘P’	1,823,027,694	148,666,627	258,703,759	62,578,030	3,922,649	1,779,491,241	113,534,302
Floating Rate Income ‘P’	199,477,612	185,064	95,739,462	1,152,749	(16,783,151)	88,292,812	6,996,977
High Yield Bond ‘P’	351,064,605	72,243,375	7,895,489	2,410,648	(9,282,335)	408,540,804	44,538,729
Inflation Managed ‘P’	69,552,479	20,119,277	9,977,233	816,261	2,936,448	83,447,232	6,183,076
Inflation Strategy ‘P’ (1)	78,974,779	-	78,437,175	5,317,756	(5,855,360)	-	-
Managed Bond ‘P’	1,204,325,996	153,575,828	227,902,473	42,811,224	12,659,891	1,185,470,466	73,558,759
Short Duration Bond ‘P’	346,891,153	55,899,202	12,605,429	760,969	7,903,733	398,849,628	36,135,127
Emerging Markets Debt ‘P’	302,195,680	81,512,062	5,599,766	138,446	(12,968,878)	365,277,544	31,114,924
Comstock ‘P’	293,774,915	217,870	38,777,182	13,965,263	(79,486,373)	189,694,493	12,011,002
Dividend Growth ‘P’	348,587,734	148,322,883	46,246,996	17,831,827	4,353,563	472,849,011	17,692,873
Equity Index ‘P’	267,990,233	38,548,697	40,157,369	14,976,140	(10,800,987)	270,556,714	3,434,942
Growth ‘P’	470,108,272	89,849,513	108,250,968	46,264,506	29,844,009	527,815,332	11,115,742
Large-Cap Growth ‘P’	399,868,020	36,394,353	103,282,665	40,009,228	24,472,955	397,461,891	20,006,217
Large-Cap Value ‘P’	302,843,731	145,738,223	31,659,265	13,310,736	(11,367,551)	418,865,874	16,883,246
Main Street Core ‘P’	171,664,529	51,830,046	24,256,519	14,398,443	(7,473,373)	206,163,126	4,150,620
Mid-Cap Equity ‘P’	272,261,707	-	104,116,601	3,512,990	(48,794,410)	122,863,686	4,503,126
Mid-Cap Growth ‘P’	216,709,516	-	61,758,904	15,940,451	3,499,264	174,390,327	7,708,718
Mid-Cap Value ‘P’	368,228,320	-	73,066,242	939,124	(80,607,976)	215,493,226	8,659,519
Small-Cap Equity ‘P’	60,510,287	62,071	10,588,241	(1,668,258)	(13,679,526)	34,636,333	1,466,541
Small-Cap Growth ‘P’ (previously Developing Growth ‘P’)	9,382,846	8,731,804	2,859,595	1,249,326	4,467,873	20,972,254	748,936
Small-Cap Growth ‘P’ (3)	15,076,037	-	9,257,348	(1,482,496)	(4,336,193)	-	-
Small-Cap Index ‘P’	50,364,018	15,958,512	6,345,594	1,444,777	(1,660,654)	59,761,059	2,621,635
Small-Cap Value ‘P’	65,425,518	55,650	11,462,261	(5,472,516)	(14,037,925)	34,508,466	1,706,915
Value Advantage ‘P’	323,119,871	93,512,853	27,226,921	5,027,988	(47,936,104)	346,497,687	22,173,422
Emerging Markets ‘P’	354,702,537	57,393,154	24,271,947	4,660,388	(21,765,888)	370,718,244	19,129,822
International Equity Income ‘P’	17,823,665	163,904,581	8,876,233	(2,127,744)	(20,463,298)	150,260,971	17,677,753
International Large-Cap ‘P’	389,060,071	93,752	64,524,979	6,178,464	(49,710,169)	281,097,139	26,175,328
International Small-Cap ‘P’	50,619,999	7,931,658	4,490,995	(159,537)	(4,642,964)	49,258,161	3,898,331
International Value ‘P’	441,712,712	28,366,342	184,918,634	20,307,536	(83,190,554)	222,277,402	20,590,121
Real Estate ‘P’	147,042,928	-	28,030,913	(1,890,617)	(23,322,676)	93,798,722	3,528,744
Currency Strategies ‘P’ (2)	342,459,865	874,485	296,149,020	(20,937,515)	(26,247,815)	-	-
Total	$10,002,585,322	$1,428,186,099	$2,040,256,934	$305,479,375	($494,771,885)	$9,201,221,977

Portfolio Optimization Growth
Core Income ‘P’	$135,006,592	$6,832,848	$24,593,108	$2,380,680	$1,739,153	$121,366,165	9,880,241
Diversified Bond ‘P’	991,062,145	134,403,985	186,395,743	33,603,956	(2,077,856)	970,596,487	61,925,562
Floating Rate Income ‘P’	85,408,123	179,362	11,297,666	(188,721)	(2,010,537)	72,090,561	5,712,991
High Yield Bond ‘P’	215,755,247	22,121,301	7,307,972	1,232,366	(9,484,140)	222,316,802	24,236,766
Inflation Managed ‘P’	21,171,160	-	20,561,329	984,718	(1,594,549)	-	-
Inflation Strategy ‘P’ (1)	20,971,657	-	20,594,741	1,176,888	(1,553,804)	-	-
Managed Bond ‘P’	649,970,277	117,587,099	152,619,242	23,845,468	4,498,667	643,282,269	39,915,837
Short Duration Bond ‘P’	126,728,081	62,030,021	6,363,497	279,122	4,600,713	187,274,440	16,966,759
Emerging Markets Debt ‘P’	215,033,164	31,048,782	5,170,190	(37,934)	(14,651,114)	226,222,708	19,270,011
Comstock ‘P’	351,557,151	-	60,250,636	4,850,720	(90,110,908)	206,046,327	13,046,361
Dividend Growth ‘P’	428,971,725	117,452,451	35,032,347	14,479,647	(5,118,186)	520,753,290	19,485,336
Equity Index ‘P’	320,097,910	18,659,659	36,333,371	11,227,891	(14,984,000)	298,668,089	3,791,839
Growth ‘P’	570,074,175	66,180,462	109,770,068	54,099,515	22,930,597	603,514,681	12,709,963
Large-Cap Growth ‘P’	487,325,807	7,683,303	108,881,148	56,319,949	7,218,856	449,666,767	22,633,946
Large-Cap Value ‘P’	362,811,064	121,896,751	18,644,310	5,066,557	(16,385,760)	454,744,302	18,329,400
Main Street Core ‘P’	205,857,301	38,479,816	20,826,553	12,508,011	(11,346,166)	224,672,409	4,523,262
Mid-Cap Equity ‘P’	279,181,436	-	90,563,025	14,086,918	(52,781,138)	149,924,191	5,494,932
Mid-Cap Growth ‘P’	253,218,144	-	72,109,607	17,155,150	3,353,521	201,617,208	8,912,250
Mid-Cap Value ‘P’	340,868,487	20,820,689	35,088,967	5,947,506	(59,323,542)	273,224,173	10,979,417
Small-Cap Equity ‘P’	69,997,471	-	8,244,207	2,348,919	(18,754,415)	45,347,768	1,920,075
Small-Cap Growth ‘P’ (previously Developing Growth ‘P’)	20,259,477	20,152,921	7,759,689	4,629,595	8,548,363	45,830,667	1,636,650
Small-Cap Growth ‘P’ (3)	30,427,229	-	18,685,224	(7,477,340)	(4,264,665)	—	—
Small-Cap Index ‘P’	69,948,453	14,547,127	7,494,360	1,831,730	(5,133,090)	73,699,860	3,233,111
Small-Cap Value ‘P’	69,837,064	-	9,028,220	(1,652,488)	(18,087,016)	41,069,340	2,031,439
Value Advantage ‘P’	385,228,718	66,899,856	16,196,033	2,427,538	(65,119,095)	373,240,984	23,884,806
Emerging Markets ‘P’	441,442,131	1,449,074	11,873,100	4,271,877	(43,734,704)	391,555,278	20,205,056
International Equity Income ‘P’	20,998,491	200,587,863	5,875,480	(1,421,769)	(25,545,798)	188,743,307	22,205,085
International Large-Cap ‘P’	455,421,834	33,071	53,248,627	4,795,928	(51,882,593)	355,119,613	33,068,186
International Small-Cap ‘P’	87,919,031	9,581,726	7,025,819	(95,457)	(9,626,659)	80,752,822	6,390,844
International Value ‘P’	523,482,856	37,818,326	208,431,136	24,042,556	(96,682,626)	280,229,976	25,958,416
Real Estate ‘P’	167,943,354	-	52,591,942	3,301,849	(39,783,082)	78,870,179	2,967,126
Currency Strategies ‘P’ (2)	250,178,009	-	216,323,397	(16,523,526)	(17,331,086)	-	-
Total	$8,654,153,764	$1,116,446,493	$1,645,180,754	$279,497,819	($624,476,659)	$7,780,440,663

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Beginning Value as of January 1, 2020	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2020
						Ending Value	Share Balance
Portfolio Optimization Aggressive-Growth
Core Income ‘P’	$13,349,029	$1,525,155	$2,768,168	$102,448	$279,186	$12,487,650	1,016,601
Diversified Bond ‘P’	102,077,309	16,623,279	21,743,749	1,789,720	1,066,839	99,813,398	6,368,250
Floating Rate Income ‘P’	9,657,583	44,853	1,509,191	(40,389)	(251,151)	7,901,705	626,190
High Yield Bond ‘P’	48,869,598	4,110,990	1,364,264	103,055	(2,262,255)	49,457,124	5,391,769
Managed Bond ‘P’	66,361,329	14,639,976	17,348,184	1,337,389	1,436,814	66,427,324	4,121,833
Short Duration Bond ‘P’	9,545,026	5,105,716	343,637	15,799	451,297	14,774,201	1,338,519
Emerging Markets Debt ‘P’	38,804,479	13,668,961	808,535	(2,272)	(1,359,043)	50,303,590	4,284,940
Comstock ‘P’	94,011,453	294,383	19,365,979	(2,227,366)	(22,397,751)	50,314,740	3,185,809
Dividend Growth ‘P’	103,711,044	25,654,944	5,258,686	2,367,759	(859,756)	125,615,305	4,700,223
Equity Index ‘P’	77,892,426	2,624,453	5,846,233	2,248,756	(3,787,134)	73,132,268	928,475
Growth ‘P’	126,828,488	20,318,120	20,544,423	10,497,698	8,941,985	146,041,868	3,075,628
Large-Cap Growth ‘P’	106,968,141	7,435,262	21,437,348	11,655,880	4,913,254	109,535,189	5,513,446
Large-Cap Value ‘P’	96,571,633	21,064,142	1,987,184	599,775	(6,706,153)	109,542,213	4,415,323
Main Street Core ‘P’	49,882,405	7,782,211	3,410,042	1,336,222	(1,531,750)	54,059,046	1,088,355
Mid-Cap Equity ‘P’	77,521,263	22,697	21,314,972	9,418,246	(19,148,548)	46,498,686	1,704,242
Mid-Cap Growth ‘P’	60,670,373	9,480,209	16,018,904	4,656,575	7,169,154	65,957,407	2,915,569
Mid-Cap Value ‘P’	100,534,183	4,846,220	7,044,374	1,396,432	(17,639,049)	82,093,412	3,298,895
Small-Cap Equity ‘P’	23,903,270	79,598	4,147,887	(520,397)	(5,660,831)	13,653,753	578,115
Small-Cap Growth ‘P’ (previously Developing Growth ‘P’)	10,078,670	5,909,156	2,407,632	1,130,619	3,180,520	17,891,333	638,914
Small-Cap Growth ‘P’ (3)	15,853,451	24,898	9,727,525	(2,332,319)	(3,818,505)	-	-
Small-Cap Index ‘P’	25,886,891	29,269	1,926,062	329,640	(4,007,782)	20,311,956	891,057
Small-Cap Value ‘P’	22,856,766	106,375	3,525,673	(685,024)	(6,053,635)	12,698,809	628,129
Value Advantage ‘P’	102,686,004	8,090,895	1,414,031	570,014	(19,975,543)	89,957,339	5,756,639
Emerging Markets ‘P’	130,452,075	3,965,948	2,025,287	444,524	(11,293,234)	121,544,026	6,271,921
International Equity Income ‘P’	6,553,885	59,671,362	636,715	(173,398)	(9,148,917)	56,266,217	6,619,552
International Large-Cap ‘P’	144,623,639	80,825	22,611,937	1,186,650	(18,388,315)	104,890,862	9,767,274
International Small-Cap ‘P’	30,036,549	2,435,640	1,609,408	(27,757)	(3,613,151)	27,221,873	2,154,361
International Value ‘P’	166,221,502	7,098,353	62,786,832	11,029,172	(36,311,280)	85,250,915	7,897,009
Real Estate ‘P’	57,219,124	115,971	11,560,596	(1,774,891)	(8,841,283)	35,158,325	1,322,670
Currency Strategies ‘P’ (2)	56,905,938	360,773	49,274,631	(4,081,213)	(3,910,867)	-	-
Total	$1,976,533,526	$243,210,634	$341,768,089	$50,351,347	($179,526,884)	$1,748,800,534

(1)	All shares in the Inflation Strategy Portfolio were fully redeemed on April 30, 2020.
(2)	All shares in the Currency Strategies Portfolio were fully redeemed on April 30, 2020.
(3)	All shares in the Small-Cap Growth Portfolio were fully redeemed on March 20, 2020.

D. INDEPENDENT TRUSTEES

The Trust pays each independent trustee of the Board retainer fees and specified amounts as compensation for various Board and committee services and for chairing those committees. The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations. Each independent trustee of the Board is eligible to participate in the Trust’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees, which otherwise would be payable for services performed. Amounts in the deferral account are obligations of certain Funds of the Trust at the time of such deferral and are payable in accordance with the Plan. An independent trustee who defers compensation has the option to select one or more credit rate options for their deferred account that track the total return of certain Funds and share classes of the Trust or Pacific Funds Series Trust (without a sales load). Pacific Funds Series Trust is a Delaware statutory trust and is registered under the 1940 Act as an open-end management investment company. PLFA is the Investment Adviser to Pacific Funds Series Trust. The obligation of certain Funds of the Trust under the Plan (the “DCP Liability”) is recorded as a liability (accrued trustees’ fees and expenses and deferred compensation). Accordingly, the market value appreciation or depreciation on a Fund’s DCP Liability account will cause the expenses of certain Funds of the Trust to increase or decrease due to market fluctuation. The change in net unrealized appreciation or depreciation due to the DCP Liability is recorded as an increase or decrease to expenses (trustees’ fees and expenses). For the period ended June 30, 2020, such expenses decreased by $94,318 for the applicable Funds of the Trust presented in these financial statements as a result of the market value depreciation on such accounts. As of June 30, 2020, the total amount in the DCP Liability accounts was $1,616,844 for all applicable Funds of the Trust presented in these financial statements.

E. OFFICERS OF THE TRUST

All officers of the Trust are also officers of Pacific Life and/or PLFA and received no compensation from the Trust.

F. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the trustees which provides that the Trust will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Trust, to the fullest extent permitted by the Trust’s Declaration of Trust and By-Laws, the general trust law of the State of Delaware, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Trust enters into contracts with service providers and others that contain general indemnification clauses. The Trust’s maximum

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

exposure under these arrangements and agreements is dependent on future claims that may be made against the Trust and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

G. INTERFUND TRANSACTIONS

In accordance with Rule 17a-7 under the 1940 Act and applicable Trust policies and procedures, purchase and sale transactions may be conducted between a Fund of the Trust and another Fund of the Trust, affiliated funds outside of the Trust or certain affiliates of the Trust if conducted at the independent “current market price” (the last sales price, intra-day price, or average of highest bid/lowest offer, as applicable) on a commission-free basis with no remuneration paid in connection with the transaction (other than cash payment against prompt delivery). At the quarterly Board meeting subsequent to the purchase and sale transactions taking place, the Board will be asked to determine that the transactions were conducted in compliance with applicable Trust policies and procedures.

For the period ended June 30, 2020, the purchase and sale transactions with an affiliated Fund conducted in compliance with Rule 17a-7 under the 1940 Act are summarized in the following table:

Portfolio	Purchases	Sales	Net Realized Gain (Loss)
Small-Cap Equity	$310,097	$359,439	($29,223)
Small-Cap Index	296,217	275,579	28,207

8. COMMITTED LINE OF CREDIT

The Trust has an unsecured $75,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”), which is renewed annually. The interest rate on borrowing under the line of credit agreement is the higher of the Federal Funds effective rate or the One-Month LIBOR rate, plus 1.25%. The Trust pays the Bank a commitment fee equal to 0.25% per annum on the daily unused portion of the committed line of credit, up to an annual maximum of $187,500. As of June 30, 2020, the actual interest rate on borrowing by the Trust was 1.41%. The committed line of credit will expire on October 13, 2020, unless renewed, and is available to all Funds presented in these financial statements except the International Equity Income, Pacific Dynamix, Portfolio Optimization, and PSF DFA Balanced Allocation Portfolios. The commitment fees and interest incurred by each applicable Fund presented in these financial statements are recorded as an expense. The commitment fees are allocated to each applicable Fund in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable Fund. During the reporting period, the weighted average interest rate and the average dollar amount of borrowings on the days that each applicable Fund had a loan outstanding were as follows:

Portfolio	Weighted Average Interest Rate	Average Dollar Amount of Borrowing
Core Income	2.04%	$763,004
Diversified Bond	2.07%	29,065,380
Floating Rate Income	2.17%	8,172,415
Inflation Managed	2.49%	431,607
Managed Bond	2.13%	6,718,027
Equity Index	2.86%	4,652,659
Focused Growth	1.60%	1,068,009
Growth	2.42%	1,239,351
Large-Cap Growth	2.62%	1,393,618

Portfolio	Weighted Average Interest Rate	Average Dollar Amount of Borrowing
Main Street Core	2.00%	$122,161
Mid-Cap Equity	2.18%	936,072
Small-Cap Growth	2.91%	532,290
International Large-Cap	2.20%	19,036,274
International Small-Cap	2.02%	495,267
International Value	2.96%	20,033,673
Health Sciences	2.66%	1,125,236
Real Estate	2.70%	883,782

As of June 30, 2020, the International Small-Cap Portfolio had loans outstanding in the amount of $69,743 in connection with this revolving line of credit. No other Fund presented in these financial statements had a loan outstanding in connection with this revolving line of credit agreement as of June 30, 2020.

9. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments (excluding short-term investments) for the period ended June 30, 2020, are summarized in the following table:

	U.S. Government Securities
Portfolio	Purchases	Sales
Core Income	$82,349,164	$136,196,248
Diversified Bond	4,389,817,136	4,981,871,608
Inflation Managed	686,722,786	686,241,986
Managed Bond	13,891,853,699	14,701,301,254
Short Duration Bond	479,553,635	421,443,806

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Other Securities
Portfolio	Purchases	Sales
Core Income	$221,591,613	$300,058,914
Diversified Bond	584,812,780	238,579,977
Floating Rate Income	292,101,192	468,487,584
High Yield Bond	536,505,968	413,366,062
Inflation Managed	13,933,195	16,889,626
Managed Bond	462,343,687	1,068,497,312
Short Duration Bond	431,056,487	241,837,299
Emerging Markets Debt	387,000,648	252,208,144
Comstock	215,149,841	303,588,025
Dividend Growth	462,472,257	237,945,520
Equity Index	154,896,806	153,290,332
Focused Growth	50,639,521	66,649,271
Growth	571,001,519	658,623,973
Large-Cap Growth	397,350,308	585,549,608
Large-Cap Value	494,344,879	217,516,867
Main Street Core	341,095,539	308,817,053
Mid-Cap Equity	569,718,862	822,100,206
Mid-Cap Growth	98,289,540	280,046,212
Mid-Cap Value	249,162,225	340,439,597
Small-Cap Equity	49,575,672	74,644,341
Small-Cap Growth	311,074,967	304,876,200

	Other Securities
Portfolio	Purchases	Sales
Small-Cap Index	$100,366,183	$82,873,841
Small-Cap Value	68,930,393	94,875,774
Value Advantage	302,784,885	141,911,388
Emerging Markets	312,235,405	301,586,743
International Equity Income	658,671,768	205,013,208
International Large-Cap	72,446,938	235,180,533
International Small-Cap	80,566,276	67,481,649
International Value	219,632,927	634,149,176
Health Sciences	56,867,143	87,925,310
Real Estate	120,668,431	226,392,125
Technology	50,543,795	49,479,582
Pacific Dynamix — Conservative Growth	69,343,885	73,372,686
Pacific Dynamix — Moderate Growth	252,843,837	315,756,912
Pacific Dynamix — Growth	171,285,538	49,552,243
Portfolio Optimization Conservative	465,669,178	413,732,481
Portfolio Optimization Moderate-Conservative	404,827,019	554,400,810
Portfolio Optimization Moderate	1,428,186,099	2,040,256,934
Portfolio Optimization Growth	1,116,446,493	1,645,180,754
Portfolio Optimization Aggressive-Growth	243,210,634	341,768,089
PSF DFA Balanced Allocation	42,773,156	22,036,378

10. SECURED BORROWINGS

The contractual maturity of secured borrowings and type of collateral pledged as of June 30, 2020, are summarized in the following table:

		Remaining Contractual Maturity of the Agreements
Portfolio/Secured Borrowings	Collateral Type	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 Days	Total
Inflation Managed
Sale-buyback financing transactions	U.S. Treasury Obligations	$-	$188,937,770	$66,498,282	$-	$255,436,052

Total borrowings		$-	$188,937,770	$66,498,282	$-	$255,436,052

Managed Bond
Reverse repurchase agreements	U.S. Treasury Obligations	$3,669,363	$-	$-	$-	$3,669,363

Total borrowings		$3,669,363	$-	$-	$-	$3,669,363

11. FEDERAL INCOME TAX INFORMATION

Each Fund presented in these financial statements is treated as a partnership for Federal income tax purposes. A Fund that is treated as a partnership for Federal income tax purposes is not subject to income tax; and any income, gains, losses, deductions, and credits of the Fund are instead “passed through” pro rata to the insurance companies whose separate accounts invest in the Fund and retain the same character for Federal income tax purposes. An insurance company may benefit from this tax treatment. No dividends and capital gains distributions have been made by the Funds under the current dividend and distribution policy since partnerships are not required to distribute taxable income and capital gains for Federal income tax purposes. The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments on a tax basis is not applicable to Funds that are treated as partnerships for Federal income tax purposes.

Each Fund recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense. Management has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that no provision for income tax is required in the financial statements. Each Fund remains subject to examination by Federal and State tax authorities for the returns filed for tax years ended as of and after December 31, 2015.

12. REORGANIZATIONS

On March 15, 2019, the Floating Rate Income Portfolio (“Surviving Portfolio”) acquired all of the assets and liabilities of the Floating Rate Loan Portfolio (“Acquired Portfolio”), in a tax-free exchange for Federal tax purposes, pursuant to the plan of reorganization (“Reorganization”) approved by the Board and shareholders of record of the Floating Rate Loan Portfolio as of the applicable record date. PLFA, the Surviving Portfolio and Acquired Portfolio shared the costs of the Reorganization. The value of shares issued by the Surviving Portfolio is presented in the Statements of Changes in Net Assets. The number of shares acquired and issued by the Surviving Portfolio, the net assets and unrealized appreciation or depreciation of the Acquired Portfolio as of the reorganization date immediately prior to the Reorganization, and the net assets of the Surviving Portfolio as of the reorganization date immediately prior to and after the Reorganization, were as follows:

Date of Reorganization	Surviving Portfolio	Acquired Portfolio	Shares Acquired	Shares Issued In Acquisition	Surviving Portfolio Net Assets	Acquired Portfolio Net Assets	Net Assets After Reorganization	Acquired Portfolio Unrealized Appreciation
March 15, 2019	Floating Rate Income	Floating Rate Loan	25,477,349	15,047,839	$468,160,520	$182,587,892	$650,748,412	$5,375,421

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Assuming the acquisition had been completed on January 1, 2019, the beginning of the annual reporting period of the Surviving Portfolio, the pro forma results of operations for the fiscal year ended December 31, 2019 were as follows:

Floating Rate Income Portfolio
Net investment income	$33,769,325	(1)
Net gain (loss)	20,700,242	(2)

Net increase (decrease) in net assets resulting from operations	$54,469,567

(1)	$32,207,541 as reported, plus $1,561,784 from the Floating Rate Loan Portfolio pre-merger.
(2)	$17,079,355 as reported, plus $3,620,887 from the Floating Rate Loan Portfolio pre-merger.

Because the Surviving Portfolio has been managed as single integrated portfolios since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that has been included in the Surviving Portfolio’s statements of operation since March 15, 2019.

13. SHARES OF BENEFICIAL INTEREST

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value unless otherwise determined by the trustees of the Board. Changes in shares of beneficial interest of each Fund for the period ended June 30, 2020 and the fiscal year ended December 31, 2019 were as follows:

	Period Ended June 30, 2020	Year Ended December 31, 2019	Period Ended June 30, 2020	Year Ended December 31, 2019	Period Ended June 30, 2020	Year Ended December 31, 2019
	Core Income Portfolio		Diversified Bond Portfolio		Floating Rate Income Portfolio
Class I
Shares sold	2,471,165	1,620,680	4,398,566	17,611,349	1,739,936	17,651,917
Share issued in connection with acquisition (1)					–	15,047,839
Share repurchased	(2,017,897)	(1,070,365)	(15,545,276)	(4,902,785)	(3,535,162)	(20,572,599)
Net Increase (decrease)	453,268	550,315	(11,146,710)	12,708,564	(1,795,226)	12,127,157
Shares outstanding, beginning of year or period	2,580,494	2,030,179	51,499,285	38,790,721	19,868,112	7,740,955
Shares outstanding, end of year or period	3,033,762	2,580,494	40,352,575	51,499,285	18,072,886	19,868,112

Class P
Shares sold	1,746,150	22,632,331	21,299,685	90,049,446	321,071	30,563,077
Shares repurchased	(12,462,554)	(5,830,835)	(38,378,962)	(40,795,747)	(14,867,063)	(30,817,390)
Net increase (decrease)	(10,716,404)	16,801,496	(17,079,277)	49,253,699	(14,545,992)	(254,313)
Shares outstanding, beginning of year or period	44,721,023	27,919,527	258,356,613	209,102,914	30,900,915	31,155,228
Shares outstanding, end of year or period	34,004,619	44,721,023	241,277,336	258,356,613	16,354,923	30,900,915

	High Yield Bond Portfolio		Inflation Managed Portfolio		Managed Bond Portfolio
Class I
Shares sold	7,478,418	8,349,928	955,222	1,452,649	4,107,070	4,165,582
Share repurchased	(6,547,474)	(7,000,838)	(2,307,000)	(5,442,920)	(5,214,261)	(10,131,322)
Net Increase (decrease)	930,944	1,349,090	(1,351,778)	(3,990,271)	(1,107,191)	(5,965,740)
Shares outstanding, beginning of year or period	35,996,967	34,647,877	24,829,206	28,819,477	60,224,421	66,190,161
Shares outstanding, end of year or period	36,927,911	35,996,967	23,477,428	24,829,206	59,117,230	60,224,421

Class P
Shares sold	17,859,331	16,993,547	4,743,692	104,463	27,955,103	83,291,556
Shares repurchased	(7,616,283)	(18,722,377)	(2,657,733)	(18,616,357)	(30,799,592)	(20,341,772)
Net increase (decrease)	10,243,048	(1,728,830)	2,085,959	(18,511,894)	(2,844,489)	62,949,784
Shares outstanding, beginning of year or period	88,891,450	90,620,280	12,415,872	30,927,766	166,968,162	104,018,378
Shares outstanding, end of year or period	99,134,498	88,891,450	14,501,831	12,415,872	164,123,673	166,968,162

	Short Duration Bond Portfolio		Emerging Markets Debt Portfolio		Comstock Portfolio
Class I
Shares sold	4,298,378	7,188,750	3,149,170	991,403	1,162,255	424,659
Share repurchased	(6,513,819)	(10,933,963)	(791,553)	(610,778)	(823,776)	(1,631,894)
Net Increase (decrease)	(2,215,441)	(3,745,213)	2,357,617	380,625	338,479	(1,207,235)
Shares outstanding, beginning of year or period	44,894,738	48,639,951	4,255,161	3,874,536	15,558,706	16,765,941
Shares outstanding, end of year or period	42,679,297	44,894,738	6,612,778	4,255,161	15,897,185	15,558,706

Class P
Shares sold	27,604,824	65,681,164	18,642,611	438,893	488,795	17,579,318
Shares repurchased	(2,451,082)	(38,285,147)	(5,953,664)	(32,320,261)	(10,033,651)	(4,775,738)
Net increase (decrease)	25,153,742	27,396,017	12,688,947	(31,881,368)	(9,544,856)	12,803,580
Shares outstanding, beginning of year or period	77,577,012	50,180,995	55,401,155	87,282,523	40,765,175	27,961,595
Shares outstanding, end of year or period	102,730,754	77,577,012	68,090,102	55,401,155	31,220,319	40,765,175

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Period Ended June 30, 2020	Year Ended December 31, 2019	Period Ended June 30, 2020	Year Ended December 31, 2019	Period Ended June 30, 2020	Year Ended December 31, 2019
	Dividend Growth Portfolio		Equity Index Portfolio		Focused Growth Portfolio
Class I
Shares sold	596,888	1,379,414	2,253,160	2,465,217	396,183	668,415
Share repurchased	(1,239,039)	(1,399,703)	(2,368,496)	(3,110,556)	(866,474)	(866,977)
Net Increase (decrease)	(642,151)	(20,289)	(115,336)	(645,339)	(470,291)	(198,562)
Shares outstanding, beginning of year or period	18,850,431	18,870,720	34,022,797	34,668,136	6,212,730	6,411,292
Shares outstanding, end of year or period	18,208,280	18,850,431	33,907,461	34,022,797	5,742,439	6,212,730

Class P
Shares sold	16,304,744	17,074,943	1,345,208	4,215,785	-	-
Shares repurchased	(3,885,786)	(6,784,914)	(1,234,706)	(1,701,963)	-	-
Net increase (decrease)	12,418,958	10,290,029	110,502	2,513,822	-	-
Shares outstanding, beginning of year or period	33,448,933	23,158,904	8,836,264	6,322,442	843	843
Shares outstanding, end of year or period	45,867,891	33,448,933	8,946,766	8,836,264	843	843

	Growth Portfolio		Large-Cap Growth Portfolio		Large-Cap Value Portfolio
Class I
Shares sold	1,114,873	1,103,801	2,096,083	2,123,918	663,674	750,546
Share repurchased	(2,118,930)	(2,075,614)	(2,548,420)	(2,871,640)	(1,101,739)	(2,198,965)
Net Increase (decrease)	(1,004,057)	(971,813)	(452,337)	(747,722)	(438,065)	(1,448,419)
Shares outstanding, beginning of year or period	17,750,778	18,722,591	20,814,115	21,561,837	14,649,233	16,097,652
Shares outstanding, end of year or period	16,746,721	17,750,778	20,361,778	20,814,115	14,211,168	14,649,233

Class P
Shares sold	6,172,206	11,330,304	5,341,925	1,960,979	17,181,228	108,892
Shares repurchased	(5,874,389)	(7,032,297)	(13,857,905)	(16,762,395)	(2,718,215)	(15,783,137)
Net increase (decrease)	297,817	4,298,007	(8,515,980)	(14,801,416)	14,463,013	(15,674,245)
Shares outstanding, beginning of year or period	28,784,083	24,486,076	60,634,376	75,435,792	29,422,822	45,097,067
Shares outstanding, end of year or period	29,081,900	28,784,083	52,118,396	60,634,376	43,885,835	29,422,822

	Main Street Core Portfolio		Mid-Cap Equity Portfolio		Mid-Cap Growth Portfolio
Class I
Shares sold	72,048	134,527	290,330	1,300,056	1,458,602	1,663,315
Share repurchased	(987,610)	(1,783,763)	(1,091,826)	(2,220,853)	(3,300,463)	(2,758,526)
Net Increase (decrease)	(915,562)	(1,649,236)	(801,496)	(920,797)	(1,841,861)	(1,095,211)
Shares outstanding, beginning of year or period	13,290,556	14,939,792	15,857,974	16,778,771	20,095,618	21,190,829
Shares outstanding, end of year or period	12,374,994	13,290,556	15,056,478	15,857,974	18,253,757	20,095,618

Class P
Shares sold	3,117,228	163,696	284,963	6,776,214	989,213	4,419,150
Shares repurchased	(1,155,131)	(2,157,606)	(12,073,626)	(2,554,815)	(9,082,808)	(7,699,556)
Net increase (decrease)	1,962,097	(1,993,910)	(11,788,663)	4,221,399	(8,093,595)	(3,280,406)
Shares outstanding, beginning of year or period	8,740,129	10,734,039	24,705,246	20,483,847	29,176,981	32,457,387
Shares outstanding, end of year or period	10,702,226	8,740,129	12,916,583	24,705,246	21,083,386	29,176,981

	Mid-Cap Value Portfolio		Small-Cap Equity Portfolio		Small-Cap Growth Portfolio
Class I
Shares sold	377,680	698,224	326,913	382,628	182,026	590,734
Share repurchased	(750,049)	(824,917)	(226,294)	(478,463)	(802,861)	(1,397,737)
Net Increase (decrease)	(372,369)	(126,693)	100,619	(95,835)	(620,835)	(807,003)
Shares outstanding, beginning of year or period	5,847,025	5,973,718	3,746,042	3,841,877	7,334,485	8,141,488
Shares outstanding, end of year or period	5,474,656	5,847,025	3,846,661	3,746,042	6,713,650	7,334,485

Class P
Shares sold	1,891,956	213,092	91,059	409,152	2,124,667	206,749
Shares repurchased	(6,414,979)	(12,018,405)	(1,827,474)	(1,749,484)	(558,216)	(968,240)
Net increase (decrease)	(4,523,023)	(11,805,313)	(1,736,415)	(1,340,332)	1,566,451	(761,491)
Shares outstanding, beginning of year or period	30,038,025	41,843,338	5,705,299	7,045,631	1,686,044	2,447,535
Shares outstanding, end of year or period	25,515,002	30,038,025	3,968,884	5,705,299	3,252,495	1,686,044

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Period Ended June 30, 2020	Year Ended December 31, 2019	Period Ended June 30, 2020	Year/Period Ended December 31, 2019	Period Ended June 30, 2020	Year Ended December 31, 2019
	Small-Cap Index Portfolio		Small-Cap Value Portfolio		Value Advantage Portfolio
Class I
Shares sold	1,303,499	2,265,620	629,943	744,719	438,140	633,534
Share repurchased	(1,839,657)	(2,599,216)	(792,041)	(1,254,671)	(152,811)	(267,850)
Net Increase (decrease)	(536,158)	(333,596)	(162,098)	(509,952)	285,329	365,684
Shares outstanding, beginning of year or period	21,375,281	21,708,877	9,442,956	9,952,908	2,605,673	2,239,989
Shares outstanding, end of year or period	20,839,123	21,375,281	9,280,858	9,442,956	2,891,002	2,605,673

Class P
Shares sold	2,166,988	82,784	82,698	367,743	16,296,197	1,663,139
Shares repurchased	(808,581)	(5,991,208)	(1,795,425)	(2,534,991)	(3,695,306)	(7,677,652)
Net increase (decrease)	1,358,407	(5,908,424)	(1,712,727)	(2,167,248)	12,600,891	(6,014,513)
Shares outstanding, beginning of year or period	5,937,185	11,845,609	6,381,496	8,548,744	44,762,651	50,777,164
Shares outstanding, end of year or period	7,295,592	5,937,185	4,668,769	6,381,496	57,363,542	44,762,651

	Emerging Markets Portfolio		International Equity Income Portfolio (2), (3)		International Large-Cap Portfolio
Class I
Shares sold	632,441	1,071,943	6,864		2,064,589	2,731,600
Share repurchased	(1,766,422)	(2,773,910)	-		(3,299,040)	(6,140,252)
Net Increase (decrease)	(1,133,981)	(1,701,967)	6,864		(1,234,451)	(3,408,652)
Shares outstanding, beginning of year or period	21,686,905	23,388,872	-		54,908,609	58,317,261
Shares outstanding, end of year or period	20,552,924	21,686,905	6,864		53,674,158	54,908,609

Class P
Shares sold	5,484,799	598,953	48,795,311	5,011,871	558,775	324,759
Shares repurchased	(2,488,796)	(30,975,972)	(2,646,694)	-	(17,681,058)	(62,777,228)
Net increase (decrease)	2,996,003	(30,377,019)	46,148,617	5,011,871	(17,122,283)	(62,452,469)
Shares outstanding, beginning of year or period	47,398,506	77,775,525	5,011,871	-	92,890,923	155,343,392
Shares outstanding, end of year or period	50,394,509	47,398,506	51,160,488	5,011,871	75,768,640	92,890,923

	International Small-Cap Portfolio		International Value Portfolio		Health Sciences Portfolio
Class I
Shares sold	719,265	869,870	1,990,939	1,298,622	291,433	374,103
Share repurchased	(723,581)	(1,004,583)	(1,025,824)	(2,006,731)	(914,273)	(1,413,056)
Net Increase (decrease)	(4,316)	(134,713)	965,115	(708,109)	(622,840)	(1,038,953)
Shares outstanding, beginning of year or period	8,860,346	8,995,059	22,741,699	23,449,808	8,678,318	9,717,271
Shares outstanding, end of year or period	8,856,030	8,860,346	23,706,814	22,741,699	8,055,478	8,678,318

Class P
Shares sold	2,457,345	131,250	10,401,903	578,434	1,053	-
Shares repurchased	(1,230,620)	(29,055,766)	(37,115,634)	(26,972,430)	(20)	-
Net increase (decrease)	1,226,725	(28,924,516)	(26,713,731)	(26,393,996)	1,033	-
Shares outstanding, beginning of year or period	12,176,376	41,100,892	86,520,859	112,914,855	773	773
Shares outstanding, end of year or period	13,403,101	12,176,376	59,807,128	86,520,859	1,806	773

	Real Estate Portfolio		Technology Portfolio		Pacific Dynamix - Conservative Growth Portfolio (4)
Class I
Shares sold	477,415	765,574	2,914,524	2,253,651	1,666,964	2,303,605
Share repurchased	(875,990)	(1,556,566)	(2,568,465)	(3,167,944)	(1,872,865)	(3,621,069)
Net Increase (decrease)	(398,575)	(790,992)	346,059	(914,293)	(205,901)	(1,317,464)
Shares outstanding, beginning of year or period	9,600,312	10,391,304	19,198,242	20,112,535	33,020,684	34,338,148
Shares outstanding, end of year or period	9,201,737	9,600,312	19,544,301	19,198,242	32,814,783	33,020,684

Class P
Shares sold	96,828	9,687,856	2,958	204	14,939	3,310
Shares repurchased	(4,975,974)	(2,865,947)	(470)	-	(487)	-
Net increase (decrease)	(4,879,146)	6,821,909	2,488	204	14,452	3,310
Shares outstanding, beginning of year or period	13,139,879	6,317,970	2,041	1,837	3,310	-
Shares outstanding, end of year or period	8,260,733	13,139,879	4,529	2,041	17,762	3,310

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Period Ended June 30, 2020	Year Ended December 31, 2019	Period Ended June 30, 2020	Year Ended December 31, 2019	Period Ended June 30, 2020	Year Ended December 31, 2019
	Pacific Dynamix - Moderate Growth Portfolio (4)		Pacific Dynamix -Growth Portfolio (4)		Portfolio Optimization Conservative Portfolio (4)
Class I
Shares sold	1,837,764	2,676,008	6,159,614	2,711,031	14,913,520	7,844,610
Share repurchased	(4,737,554)	(9,136,286)	(745,410)	(3,246,015)	(10,369,069)	(18,643,450)
Net Increase (decrease)	(2,899,790)	(6,460,278)	5,414,204	(534,984)	4,544,451	(10,798,840)
Shares outstanding, beginning of year or period	115,239,776	121,700,054	34,853,006	35,387,990	111,435,638	122,234,478
Shares outstanding, end of year or period	112,339,986	115,239,776	40,267,210	34,853,006	115,980,089	111,435,638

Class P
Shares sold	22,449	13,749	99,182	3,406	10	11,407
Shares repurchased	(1,217)	-	(8,805)	-	-	-
Net increase (decrease)	21,232	13,749	90,377	3,406	10	11,407
Shares outstanding, beginning of year or period	13,749	-	3,406	-	11,407	-
Shares outstanding, end of year or period	34,981	13,749	93,783	3,406	11,417	11,407

	Portfolio Optimization Moderate - Conservative Portfolio (4)		Portfolio Optimization Moderate Portfolio (4)		Portfolio Optimization Growth Portfolio (4)
Class I
Shares sold	693,473	1,298,608	1,594,148	874,047	1,249,482	871,294
Share repurchased	(10,658,203)	(25,596,220)	(40,033,117)	(99,057,728)	(32,402,322)	(77,015,613)
Net Increase (decrease)	(9,964,730)	(24,297,612)	(38,438,969)	(98,183,681)	(31,152,840)	(76,144,319)
Shares outstanding, beginning of year or period	160,289,183	184,586,795	607,872,044	706,055,725	487,930,090	564,074,409
Shares outstanding, end of year or period	150,324,453	160,289,183	569,433,075	607,872,044	456,777,250	487,930,090

Class P
Shares sold	380	16,438	4,865	62,366	2,451	49,970
Shares repurchased	-	-	(131)	-	(259)	-
Net increase (decrease)	380	16,438	4,734	62,366	2,192	49,970
Shares outstanding, beginning of year or period	16,438	-	62,366	-	49,970	-
Shares outstanding, end of year or period	16,818	16,438	67,100	62,366	52,162	49,970

	Portfolio Optimization Aggressive - Growth Portfolio (4)		PSF DFA Balanced Allocation Portfolio (4)
Class I
Shares sold	658,907	881,643
Share repurchased	(6,307,251)	(17,971,447)
Net Increase (decrease)	(5,648,344)	(17,089,804)
Shares outstanding, beginning of year or period	107,586,882	124,676,686
Shares outstanding, end of year or period	101,938,538	107,586,882

Class D
Shares sold			1,962,376	4,363,151
Share repurchased			(493,112)	(701,647)
Net Increase (decrease)			1,469,264	3,661,504
Shares outstanding, beginning of year or period			18,116,837	14,455,333
Shares outstanding, end of year or period			19,586,101	18,116,837

Class P
Shares sold	10,458	11,062	2,284	1,774
Shares repurchased	(639)	-	(25)	-
Net increase (decrease)	9,819	11,062	2,259	1,774
Shares outstanding, beginning of year or period	11,062	-	1,774	-
Shares outstanding, end of year or period	20,881	11,062	4,033	1,774

(1)	See Note 12 in Notes to Financial Statements for shares issued in connection with the acquisition.
(2)	Operations commenced on December 30, 2019.
(3)	Class I of the International Equity Income Portfolio commenced operations on May 1, 2020.
(4)	Class P of the Pacific Dynamix, Portfolio Optimization, and PSF DFA Balanced Allocation Portfolios commenced operations on October 31, 2019.

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include advisory fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire six-month period from January 1, 2020 to June 30, 2020.

ACTUAL EXPENSES

The first line of the table below for each Fund provides information about actual account values and actual expenses based on each Fund’s actual performance and each Fund’s actual expenses, after any applicable advisory fee waivers and adviser expense reimbursements (see Notes 6 and 7B in Notes to Financial Statements). The “Ending Account Value at 06/30/20” column shown is derived from the Fund’s actual performance; the “Annualized Expense Ratio” column shows the Fund’s actual annualized expense ratio; and the “Expenses Paid During the Period 01/01/20-06/30/20” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past six-month period from January 1, 2020 to June 30, 2020.

You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each Fund in your account, simply divide that Fund’s value by $1,000.00 (for example, an $8,600.00 fund value divided by $1,000.00 = 8.6), then multiply this result by the number given for your fund(s) in the first line under the heading entitled “Expenses Paid During the Period 01/01/20-06/30/20.”

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table for each Fund provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and the actual Fund’s expenses, after any applicable advisory fee waivers and adviser expense reimbursements (see Notes 6 and 7B in Notes to Financial Statements). It assumes that the Fund had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.

You may use the hypothetical example information to compare the ongoing costs of investing in the Fund to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

Portfolio	Beginning Account Value at 01/01/20	Ending Account Value at 06/30/20	Annualized Expense Ratio	Expenses Paid During the Period 01/01/20- 06/30/20 (1)
Core Income
Actual

Class I	$1,000.00	$1,047.50	0.75%	$3.82

Class P	1,000.00	1,048.50	0.55%	2.80
Hypothetical

Class I	$1,000.00	$1,021.13	0.75%	$3.77

Class P	1,000.00	1,022.13	0.55%	2.77

Diversified Bond
Actual

Class I	$1,000.00	$1,050.10	0.65%	$3.31

Class P	1,000.00	1,051.20	0.45%	2.29
Hypothetical

Class I	$1,000.00	$1,021.63	0.65%	$3.27

Class P	1,000.00	1,022.63	0.45%	2.26

Floating Rate Income
Actual

Class I	$1,000.00	$988.30	0.89%	$4.40

Class P	1,000.00	989.30	0.68%	3.36
Hypothetical

Class I	$1,000.00	$1,020.44	0.89%	$4.47

Class P	1,000.00	1,021.48	0.68%	3.42

Portfolio	Beginning Account Value at 01/01/20	Ending Account Value at 06/30/20	Annualized Expense Ratio	Expenses Paid During the Period 01/01/20- 06/30/20 (1)
High Yield Bond
Actual

Class I	$1,000.00	$942.30	0.63%	$3.04

Class P	1,000.00	943.30	0.43%	2.08
Hypothetical

Class I	$1,000.00	$1,021.73	0.63%	$3.17

Class P	1,000.00	1,022.73	0.43%	2.16

Inflation Managed
Actual

Class I	$1,000.00	$1,057.30	1.04%	$5.32

Class P	1,000.00	1,058.40	0.84%	4.30
Hypothetical

Class I	$1,000.00	$1,019.69	1.04%	$5.22

Class P	1,000.00	1,020.69	0.84%	4.22

Managed Bond
Actual

Class I	$1,000.00	$1,057.70	0.77%	$3.94

Class P	1,000.00	1,058.70	0.57%	2.92
Hypothetical

Class I	$1,000.00	$1,021.03	0.77%	$3.87

Class P	1,000.00	1,022.03	0.57%	2.87

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

Portfolio	Beginning Account Value at 01/01/20	Ending Account Value at 06/30/20	Annualized Expense Ratio	Expenses Paid During the Period 01/01/20- 06/30/20 (1)
Short Duration Bond
Actual

Class I	$1,000.00	$1,021.10	0.63%	$3.17

Class P	1,000.00	1,022.20	0.43%	2.16
Hypothetical

Class I	$1,000.00	$1,021.73	0.63%	$3.17

Class P	1,000.00	1,022.73	0.43%	2.16

Emerging Markets Debt
Actual

Class I	$1,000.00	$906.30	1.03%	$4.88

Class P	1,000.00	907.20	0.83%	3.94
Hypothetical

Class I	$1,000.00	$1,019.74	1.03%	$5.17

Class P	1,000.00	1,020.74	0.83%	4.17

Comstock
Actual

Class I	$1,000.00	$796.60	0.94%	$4.20

Class P	1,000.00	797.40	0.74%	3.31
Hypothetical

Class I	$1,000.00	$1,020.19	0.94%	$4.72

Class P	1,000.00	1,021.18	0.74%	3.72

Dividend Growth
Actual

Class I	$1,000.00	$939.60	0.88%	$4.24

Class P	1,000.00	940.50	0.68%	3.28
Hypothetical

Class I	$1,000.00	$1,020.49	0.88%	$4.42

Class P	1,000.00	1,021.48	0.68%	3.42

Equity Index
Actual

Class I	$1,000.00	$968.00	0.28%	$1.37

Class P	1,000.00	969.00	0.08%	0.39
Hypothetical

Class I	$1,000.00	$1,023.47	0.28%	$1.41

Class P	1,000.00	1,024.47	0.08%	0.40

Focused Growth
Actual

Class I	$1,000.00	$1,098.10	0.97%	$5.06

Class P	1,000.00	1,099.20	0.77%	4.02
Hypothetical

Class I	$1,000.00	$1,020.04	0.97%	$4.87

Class P	1,000.00	1,021.03	0.77%	3.87

Growth
Actual

Class I	$1,000.00	$1,097.60	0.78%	$4.07

Class P	1,000.00	1,098.70	0.58%	3.03
Hypothetical

Class I	$1,000.00	$1,020.98	0.78%	$3.92

Class P	1,000.00	1,021.98	0.58%	2.92

Large-Cap Growth
Actual

Class I	$1,000.00	$1,136.30	0.89%	$4.73

Class P	1,000.00	1,137.50	0.69%	3.67
Hypothetical

Class I	$1,000.00	$1,020.44	0.89%	$4.47

Class P	1,000.00	1,021.43	0.69%	3.47

Portfolio	Beginning Account Value at 01/01/20	Ending Account Value at 06/30/20	Annualized Expense Ratio	Expenses Paid During the Period 01/01/20- 06/30/20 (1)
Large-Cap Value
Actual

Class I	$1,000.00	$875.00	0.84%	$3.92

Class P	1,000.00	875.90	0.64%	2.99
Hypothetical

Class I	$1,000.00	$1,020.69	0.84%	$4.22

Class P	1,000.00	1,021.68	0.64%	3.22

Main Street Core
Actual

Class I	$1,000.00	$943.30	0.68%	$3.29

Class P	1,000.00	944.30	0.48%	2.32
Hypothetical

Class I	$1,000.00	$1,021.48	0.68%	$3.42

Class P	1,000.00	1,022.48	0.48%	2.41

Mid-Cap Equity
Actual

Class I	$1,000.00	$959.00	0.89%	$4.33

Class P	1,000.00	959.90	0.69%	3.36
Hypothetical

Class I	$1,000.00	$1,020.44	0.89%	$4.47

Class P	1,000.00	1,021.43	0.69%	3.47

Mid-Cap Growth
Actual

Class I	$1,000.00	$1,124.70	0.91%	$4.81

Class P	1,000.00	1,125.80	0.71%	3.75
Hypothetical

Class I	$1,000.00	$1,020.34	0.91%	$4.57

Class P	1,000.00	1,021.33	0.71%	3.57

Mid-Cap Value
Actual

Class I	$1,000.00	$820.60	0.94%	$4.26

Class P	1,000.00	821.40	0.74%	3.35
Hypothetical

Class I	$1,000.00	$1,020.19	0.94%	$4.72

Class P	1,000.00	1,021.18	0.74%	3.72

Small-Cap Equity
Actual

Class I	$1,000.00	$797.10	0.96%	$4.29

Class P	1,000.00	797.90	0.75%	3.35
Hypothetical

Class I	$1,000.00	$1,020.09	0.96%	$4.82

Class P	1,000.00	1,021.13	0.75%	3.77

Small-Cap Growth
Actual

Class I	$1,000.00	$1,120.70	0.84%	$4.43

Class P	1,000.00	1,121.80	0.64%	3.38
Hypothetical

Class I	$1,000.00	$1,020.69	0.84%	$4.22

Class P	1,000.00	1,021.68	0.64%	3.22

Small-Cap Index
Actual

Class I	$1,000.00	$866.60	0.55%	$2.55

Class P	1,000.00	867.50	0.35%	1.63
Hypothetical

Class I	$1,000.00	$1,022.13	0.55%	$2.77

Class P	1,000.00	1,023.12	0.35%	1.76

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

Portfolio	Beginning Account Value at 01/01/20	Ending Account Value at 06/30/20	Annualized Expense Ratio	Expenses Paid During the Period 01/01/20- 06/30/20 (1)
Small-Cap Value
Actual

Class I	$1,000.00	$753.60	1.00%	$4.36

Class P	1,000.00	754.30	0.80%	3.49
Hypothetical

Class I	$1,000.00	$1,019.89	1.00%	$5.02

Class P	1,000.00	1,020.89	0.80%	4.02

Value Advantage
Actual

Class I	$1,000.00	$788.50	0.89%	$3.96

Class P	1,000.00	789.30	0.69%	3.07
Hypothetical

Class I	$1,000.00	$1,020.44	0.89%	$4.47

Class P	1,000.00	1,021.43	0.69%	3.47

Emerging Markets
Actual

Class I	$1,000.00	$907.10	1.06%	$5.03

Class P	1,000.00	908.10	0.86%	4.08
Hypothetical

Class I	$1,000.00	$1,019.59	1.06%	$5.32

Class P	1,000.00	1,020.59	0.86%	4.32

International Equity Income
Actual

Class I (2)	$1,000.00	$1,077.90	0.77%	$1.33

Class P	1,000.00	852.80	0.59%	2.72
Hypothetical

Class I (2)	$1,000.00	$1,021.03	0.77%	$3.87

Class P	1,000.00	1,021.93	0.59%	2.97

International Large-Cap
Actual

Class I	$1,000.00	$918.90	1.02%	$4.87

Class P	1,000.00	919.80	0.81%	3.87
Hypothetical

Class I	$1,000.00	$1,019.79	1.02%	$5.12

Class P	1,000.00	1,020.84	0.81%	4.07

International Small-Cap
Actual

Class I	$1,000.00	$849.60	1.12%	$5.15

Class P	1,000.00	850.40	0.92%	4.23
Hypothetical

Class I	$1,000.00	$1,019.29	1.12%	$5.62

Class P	1,000.00	1,020.29	0.92%	4.62

International Value
Actual

Class I	$1,000.00	$752.60	0.92%	$4.01

Class P	1,000.00	753.30	0.72%	3.14
Hypothetical

Class I	$1,000.00	$1,020.29	0.92%	$4.62

Class P	1,000.00	1,021.28	0.72%	3.62

Health Sciences
Actual

Class I	$1,000.00	$1,037.60	1.14%	$5.78

Class P	1,000.00	1,038.70	0.94%	4.76
Hypothetical

Class I	$1,000.00	$1,019.19	1.14%	$5.72

Class P	1,000.00	1,020.19	0.94%	4.72

Portfolio	Beginning Account Value at 01/01/20	Ending Account Value at 06/30/20	Annualized Expense Ratio	Expenses Paid During the Period 01/01/20- 06/30/20 (1)
Real Estate
Actual

Class I	$1,000.00	$863.30	0.99%	$4.59

Class P	1,000.00	864.20	0.78%	3.62
Hypothetical

Class I	$1,000.00	$1,019.94	0.99%	$4.97

Class P	1,000.00	1,020.98	0.78%	3.92

Technology
Actual

Class I	$1,000.00	$1,180.10	1.14%	$6.18

Class P	1,000.00	1,181.30	0.94%	5.10
Hypothetical

Class I	$1,000.00	$1,019.19	1.14%	$5.72

Class P	1,000.00	1,020.19	0.94%	4.72

Pacific Dynamix-Conservative Growth (3)
Actual

Class I	$1,000.00	$1,004.10	0.37%	$1.84

Class P	1,000.00	1,005.10	0.16%	0.80
Hypothetical

Class I	$1,000.00	$1,023.02	0.37%	$1.86

Class P	1,000.00	1,024.07	0.16%	0.81

Pacific Dynamix-Moderate Growth (3)
Actual

Class I	$1,000.00	$985.20	0.37%	$1.83

Class P	1,000.00	986.20	0.17%	0.84
Hypothetical

Class I	$1,000.00	$1,023.02	0.37%	$1.86

Class P	1,000.00	1,024.02	0.17%	0.86

Pacific Dynamix-Growth (3)
Actual

Class I	$1,000.00	$959.50	0.37%	$1.80

Class P	1,000.00	960.50	0.17%	0.83
Hypothetical

Class I	$1,000.00	$1,023.02	0.37%	$1.86

Class P	1,000.00	1,024.02	0.17%	0.86

Portfolio Optimization Conservative (3)
Actual

Class I	$1,000.00	$1,005.40	0.32%	$1.60

Class P	1,000.00	1,006.40	0.12%	0.60
Hypothetical

Class I	$1,000.00	$1,023.27	0.32%	$1.61

Class P	1,000.00	1,024.27	0.12%	0.60

Portfolio Optimization Moderate-Conservative (3)
Actual

Class I	$1,000.00	$988.30	0.32%	$1.58

Class P	1,000.00	989.30	0.12%	0.59
Hypothetical

Class I	$1,000.00	$1,023.27	0.32%	$1.61

Class P	1,000.00	1,024.27	0.12%	0.60

Portfolio Optimization Moderate (3)
Actual

Class I	$1,000.00	$982.00	0.32%	$1.58

Class P	1,000.00	982.90	0.12%	0.59
Hypothetical

Class I	$1,000.00	$1,023.27	0.32%	$1.61

Class P	1,000.00	1,024.27	0.12%	0.60

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

Portfolio	Beginning Account Value at 01/01/20	Ending Account Value at 06/30/20	Annualized Expense Ratio	Expenses Paid During the Period 01/01/20- 06/30/20 (1)
Portfolio Optimization Growth (3)
Actual

Class I	$1,000.00	$960.30	0.32%	$1.56

Class P	1,000.00	961.30	0.12%	0.59
Hypothetical

Class I	$1,000.00	$1,023.27	0.32%	$1.61

Class P	1,000.00	1,024.27	0.12%	0.60

Portfolio Optimization Aggressive-Growth (3)
Actual

Class I	$1,000.00	$933.70	0.32%	$1.54

Class P	1,000.00	934.60	0.12%	0.58
Hypothetical

Class I	$1,000.00	$1,023.27	0.32%	$1.61

Class P	1,000.00	1,024.27	0.12%	0.60

Portfolio	Beginning Account Value at 01/01/20	Ending Account Value at 06/30/20	Annualized Expense Ratio	Expenses Paid During the Period 01/01/20- 06/30/20 (1)
PSF DFA Balanced Allocation (3)
Actual

Class D	$1,000.00	$973.60	0.49%	$2.40

Class P	1,000.00	974.90	0.22%	1.08
Hypothetical

Class D	$1,000.00	$1,022.43	0.49%	$2.46

Class P	1,000.00	1,023.77	0.22%	1.11

(1)

Expenses paid during the six-month period are equal to the Fund’s annualized expense ratio (shown in the table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366 days.

(2)

Class I of the International Equity Income Portfolio commenced operations on May 1, 2020. The actual fund return and expenses paid by the Fund was for the period from May 1, 2020 to June 30, 2020 instead of the six-month period. The hypothetical return and expenses paid during the period are based on the entire six-month period for comparison purposes.

(3)

The annualized expense ratios for the Pacific Dynamix, Portfolio Optimization, and PSF DFA Balanced Allocation Portfolios do not include expenses of their respective Underlying Funds in which these Funds invest.

PACIFIC SELECT FUND

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

(Unaudited)

The Trust has adopted a liquidity risk management program (the “Program”). The Trust’s Board of Trustees (the “Board”) has designated the Liquidity Oversight Committee (the “Committee”) of Pacific Life Fund Advisors LLC (the “Investment Adviser”) as the administrator of the Program. Personnel of the Investment Adviser conduct the day-to-day operation of the Program pursuant to policies and procedures administered by the Committee.

Under the Program, the Committee manages the liquidity risk of each Fund of the Trust. Liquidity risk is the risk that a Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in that Fund. This risk is managed by monitoring the degree of liquidity of each Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. The Committee’s process for determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the Committee regarding the operation and effectiveness of the Program for the period June 1, 2019 through December 31, 2019. The report included, among other information, each Fund’s (i) investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed market conditions; (ii) short-term and long- term cash flow projections during both normal and reasonably foreseeable stressed conditions; and (iii) holdings of cash and cash equivalents, as well as relevant borrowing arrangements.

No significant liquidity events impacting any Fund were noted in the report. In addition, the Committee provided its assessment that the Program had been effective in managing each Fund’s liquidity risk.

PACIFIC SELECT FUND

APPROVAL OF SUB-ADVISORY AGREEMENT

(Unaudited)

I. Introduction and Background

The Board of Trustees (the “Trustees” or “Board”) of Pacific Select Fund (the “Trust”) oversees the management of each of the separate funds of the Trust (each a “Fund” and collectively, the “Funds”) and, as required by Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), initially approves and, after the initial period, determines annually whether to renew the investment advisory agreement (the “Advisory Agreement”) with Pacific Life Fund Advisors LLC (“PLFA”) and each sub-advisory agreement (the “Sub-Advisory Agreements,” together with the Advisory Agreement, as may be amended from time to time, the “Agreements”) between the Trust, PLFA and the various sub-advisers, including affiliated sub-advisers, if any (each a “Sub-Adviser” and collectively, the “Sub-Advisers”). PLFA serves as the investment adviser for all of the Funds. PLFA also currently directly manages the Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth and Portfolio Optimization Aggressive-Growth Portfolios (the “Portfolio Optimization Funds”); the Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth and Pacific Dynamix — Growth Portfolios (the “Pacific Dynamix Funds”); and the PSF DFA Balanced Allocation Portfolio (together with the Portfolio Optimization Funds and Pacific Dynamix Funds, the “Asset Allocation Funds”). For all other Funds, PLFA has retained third-party firms to serve as Sub-Advisers under PLFA’s oversight. The Board, including all of the Trustees who are not “interested persons” of the Trust, PLFA, the Sub-Advisers, or the distributor, as that term is defined in the 1940 Act (“Independent Trustees”), last renewed the Agreements at an in-person meeting of the Trustees held on December 10, 2019.1 The description below does not relate to the annual renewal of the Advisory Agreement and Sub-Advisory Agreements discussed above, but to the approval of a change in sub-adviser for the Small-Cap Growth Portfolio, as described in further detail below.

The Trustees’ determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. In reviewing the materials presented and in considering the information in the management presentations, the Trustees did not identify any single issue or particular information that, in isolation, would be a controlling factor in making a final decision regarding the proposed Agreements. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. The following summary describes the most important, but not all, of the factors considered by the Trustees in approving the Agreements, and in the case of the Independent Trustees, certain factors were considered in light of the legal advice furnished to them by independent legal counsel. This discussion is not intended to be all-inclusive.

II. Board Consideration of the New Sub-Advisory Agreement

The Board approved a change in sub-adviser and a new sub-advisory agreement with respect to the Small-Cap Growth Portfolio effective on or about May 1, 2020. Under the 1940 Act, a new sub-advisory agreement generally requires shareholder approval; however, pursuant to an exemptive order issued to Pacific Life Insurance Company (“Pacific Life”) by the Securities and Exchange Commission (“SEC”) on October 13, 1999 and relied upon by the Trust and PLFA, PLFA and the Trust can hire, terminate, and replace, as applicable, sub-advisers and enter into new sub-advisory agreements (except, as a general matter, sub-advisers affiliated with PLFA) without shareholder approval in accordance with the requirements of the exemptive order.

At an in-person meeting on March 18, 2020, based upon a recommendation from PLFA, the Board, including all of the Independent Trustees, approved, effective on or about May 1, 2020, a new sub-advisory agreement with MFS Investment Management (“MFS”), with respect to the Fund (the “MFS Sub-Advisory Agreement”) and appointed MFS as the new sub-adviser for the Fund. Also at the March 18, 2020 meeting, the Board terminated the sub-advisory agreement for the Fund with the prior sub-adviser upon the effectiveness of the MFS Sub-Advisory Agreement. MFS’s appointment as sub-adviser and the Board’s approval of the MFS Sub-Advisory Agreement were made in accordance with the requirements of the exemptive order and do not require shareholder approval. In order to facilitate the sub-adviser change, a portion of the Fund’s holdings were sold and new investments were purchased in accordance with recommendations by MFS. PLFA and/or the Trust retained a transitioning agent in order to reduce transaction costs associated with the purchase and sale of portfolio holdings in connection with the transition.

In considering the appointment of MFS as sub-adviser, the Board reviewed with PLFA its rationale for recommending a change in sub-adviser for the Fund. The Board, including the Independent Trustees, also considered, among other things, the factors described below in evaluating PLFA’s recommendation that MFS be appointed as the new sub-adviser for the Fund and in evaluating the proposed MFS Sub-Advisory Agreement. Additionally, the Board considered the process employed by PLFA in reaching a recommendation for a new sub-adviser, including due diligence conducted by PLFA on the investment resources and personnel of a potential sub-adviser and an assessment of the investment strategies used by a potential sub-adviser. In addition, the Board reviewed information provided by PLFA regarding the specific criteria and information evaluated by PLFA during the selection process of MFS and PLFA’s analysis in reaching its conclusion to recommend MFS as sub-adviser for the Fund. The Trustees also considered that PLFA has historically exercised diligence in monitoring the performance of the sub-advisers, and has recommended and taken measures to attempt to remedy relative underperformance by a Fund when PLFA and the Board believed appropriate.

In evaluating the MFS Sub-Advisory Agreement for the Small-Cap Growth Portfolio, the Board, including all the Independent Trustees, considered the following factors, among others:

    A. Nature, Extent and Quality of Services to be Provided

The Trustees considered the benefits to shareholders of retaining MFS as the new sub-adviser to the Fund, particularly in light of the nature, extent, and quality of the services expected to be provided by MFS. In this regard, the Trustees considered various materials relating to MFS, including copies of the proposed MFS Sub-Advisory Agreement; copies of MFS’s Form ADV; financial information; a written presentation from

1 At the December 10th meeting, the Board did not consider the continuance of the Sub-Advisory Agreements relating to the Main Street® Core Portfolio or Emerging Markets Portfolio, as those agreements were not up for renewal at that time. In addition, the Sub-Advisory Agreement for the Core Income, High Yield Bond and Floating Rate Income Portfolios was a new agreement and had not been previously approved.

PACIFIC SELECT FUND

APPROVAL OF SUB-ADVISORY AGREEMENT (Continued)

(Unaudited)

MFS; a comprehensive report including an assessment by PLFA; responses from MFS to information requested by counsel to the Independent Trustees; and other information deemed relevant to the Trustees’ evaluation. The Trustees also considered a verbal presentation at a meeting held virtually on March 18, 2020 from management and investment personnel from MFS where all attendees could hear each other clearly.

The Trustees considered that under the MFS Sub-Advisory Agreement, MFS would be responsible for providing the investment advisory services for the Small-Cap Growth Portfolio’s assets, including investment research and analysis and conducting a continuous program of investment by determining which securities would be purchased or sold by the Fund. The Trustees considered the quality of the management services expected to be provided to the Small-Cap Growth Portfolio over both the short- and long-term, the organizational depth and resources of MFS, including the background and experience of MFS’s management and the expertise of the portfolio management team, as well as the investment strategies, processes and philosophy to be used with respect to the investment strategy.

In addition, the Trustees considered that they had previously reviewed and approved MFS’s written compliance policies and procedures and code of ethics, and that the Trust’s Chief Compliance Officer previously provided an assessment of MFS’s compliance program, as required under Rule 38a-1 of the 1940 Act, and its code of ethics. The Trustees also took note of the due diligence PLFA conducted with respect to MFS, and were aided by the assessment and recommendation of PLFA and the presentation and materials provided by MFS.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the Small-Cap Growth Portfolio by MFS under the MFS Sub-Advisory Agreement.

    B. Performance

The Trustees considered PLFA’s efforts to identify advisory firms that are qualified to manage a small-cap growth equity strategy and PLFA’s identification of MFS to serve as sub-adviser with regard to the Small-Cap Growth Portfolio’s day-to-day investment activities. The Trustees considered factors concerning performance in connection with their consideration of this matter and in connection with approval of the related MFS Sub-Advisory Agreement, including the factors described below.

The Trustees considered information about the historical performance of funds and a composite managed by the same MFS portfolio manager that would manage the Small-Cap Growth Portfolio using similar investment strategies (the “MFS Comparable Performance”). The Trustees considered that this information included a comparison of the MFS Comparable Performance against a pertinent benchmark for the one-, three-, five- and ten-year and since inception periods, as applicable, as of September 30, 2019.

The Trustees considered additional information about the historical performance of a fund managed by the same MFS portfolio manager that would manage the Small-Cap Growth Portfolio using similar investment strategies. The Trustees considered that this information included a comparison of the fund’s performance against a pertinent benchmark and an applicable peer group for the one-, three- and five-year periods as of December 31, 2019, as well as performance for each of the past five calendar years. Additionally, the Trustees considered the standard deviation, risk-adjusted returns and other performance metrics of the fund during certain periods.

The Board determined that MFS’ performance record was acceptable.

    C. Advisory and Sub-Advisory Fees

The Trustees considered information regarding the comparative advisory fees charged under other investment advisory contracts of MFS with regard to other funds with substantially similar investment strategies as the Small-Cap Growth Portfolio. The Trustees also considered that the proposed sub-advisory fee schedule under the MFS Sub-Advisory Agreement contains a breakpoint. The Trustees also considered that the advisory fee schedule would remain unchanged. In comparing the proposed sub-advisory fees to be paid by the Small-Cap Growth Portfolio to fees charged by MFS for the other similarly-managed funds, the Trustees noted that there were differences in either: (i) the nature of Small-Cap Growth Portfolio and those other funds, (ii) the services provided to each, (iii) the client’s overall relationship with MFS, and/or (iv) regulatory differences that could reasonably be expected to account for differences in fee schedules.

The Trustees noted that the fee rates were the result of arms’-length negotiations between PLFA and MFS, and that the Small-Cap Growth Portfolio’s sub-advisory fees are paid by PLFA and are not paid directly by the Fund. The Trustees also considered that there are certain costs associated with a sub-adviser change, but that the ongoing operating expenses paid by the shareholders were not expected to materially increase as a result of this sub-adviser change.

The Board concluded that the compensation payable under the MFS Sub-Advisory Agreement is fair and reasonable.

    D. Costs, Level of Profits and Economies of Scale

The Trustees considered information regarding the anticipated costs to MFS of sub-advising the Small-Cap Growth Portfolio and the projected profitability of the MFS Sub-Advisory Agreement to MFS, to the extent practicable based on the information provided by MFS. The Trustees noted that any assessment of projected profitability would involve assumptions regarding expense allocations and other factors. Given the arms’-length nature of the relationship between PLFA and MFS with respect to the negotiation of sub-advisory fees, the fact that such fees are paid by PLFA, and the fact that the projected profitability of the MFS Sub-Advisory Agreement to MFS is an estimate because it had not yet begun to manage the Small-Cap Growth Portfolio, the Trustees considered that projected profitability information for MFS at this time was of limited utility.

The Trustees considered the organizational strengths of MFS and its ability to attract and retain investment personnel over time and to sustain the staffing of investment teams that will provide services to the Small-Cap Growth Portfolio. The Board concluded that the Small-Cap Growth Portfolio’s fee structure reflected in the MFS Sub-Advisory Agreement is fair and reasonable.

    E. Ancillary Benefits

The Trustees received information from PLFA and MFS concerning other benefits that may be received by MFS and its affiliates as a result of their relationship with the Small-Cap Growth Portfolio, including the anticipated use of soft-dollars by MFS. In this regard, the Trustees noted that MFS represented that it anticipates using soft dollar credits generated by Small-Cap Growth Portfolio commissions to pay for research

PACIFIC SELECT FUND

APPROVAL OF SUB-ADVISORY AGREEMENT (Continued)

(Unaudited)

services. The Trustees considered potential benefits to be derived by MFS from its relationship with the Small-Cap Growth Portfolio and that such benefits were consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual.

    F. Conclusion

Based on its review, including the consideration of each of the factors referred to above, the Board found that: (i) the MFS Sub-Advisory Agreement is in the best interests of the Small-Cap Growth Portfolio and its shareholders; and (ii) the compensation payable under the MFS Sub-Advisory Agreement is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

PACIFIC SELECT FUND

SPECIAL MEETINGS OF SHAREHOLDERS

(Unaudited)

In accordance with Rule 30e-1(b), under the Investment Company Act of 1940, Pacific Select Fund (the “Trust”) is required to furnish certain information regarding any matters submitted to a vote of the Trust’s shareholders. Shareholders of record on February 26, 2020 representing 16,715,409 shares of the Inflation Strategy Portfolio were notified that a Special Meeting of Shareholders (the “Meeting”) of that Portfolio would be held at the offices of the Trust on April 17, 2020. 100% of the outstanding shares of the Trust were voted at the Meeting. A brief description of the matter voted upon as well as the voting results of the aforementioned Meeting are outlined as follows:

Proposal #1 for the Inflation Strategy Portfolio:

To approve a Plan of Liquidation providing for the liquidation and dissolution of the Inflation Strategy Portfolio.

	Votes For		Votes Against		Votes Withheld		Voted Shares

	Number	Percent*	Number	Percent*	Number	Percent*	Number	Percent*
Inflation Strategy Portfolio	16,458,067	98.46%	67,085	0.40%	190,257	1.14%	16,715,409	100.00%

*	Based on total shares outstanding as of the record date February 26, 2020.

In accordance with Rule 30e-1(b), under the Investment Company Act of 1940, the Trust is required to furnish certain information regarding any matters submitted to a vote of the Trust’s shareholders. Shareholders of record on February 26, 2020 representing 70,972,991 shares of the Currency Strategies Portfolio were notified that a Special Meeting of Shareholders (the “Meeting”) of that Portfolio would be held at the offices of the Trust on April 17, 2020. 100% of the outstanding shares of the Trust were voted at the Meeting. A brief description of the matter voted upon as well as the voting results of the aforementioned Meeting are outlined as follows:

Proposal #1 for the Currency Strategies Portfolio:

To approve a Plan of Liquidation providing for the liquidation and dissolution of the Currency Strategies Portfolio.

	Votes For		Votes Against		Votes Withheld		Voted Shares

	Number	Percent*	Number	Percent*	Number	Percent*	Number	Percent*
Currency Strategies Portfolio	67,870,951	95.63%	0	0.00%	3,102,040	2.99%	70,972,991	100.00%

*	Based on total shares outstanding as of the record date February 26, 2020.

PACIFIC SELECT FUND

WHERE TO GO FOR MORE INFORMATION

(Unaudited)

Availability of Quarterly Holdings

The Trust files Part F of Form N-PORT (complete schedules of Fund holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Trust’s Part F of Form N-PORT, (when required) is filed pursuant to applicable regulations and is available after filing on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

By August 31 of each year, the Trust files information regarding how the Trust’s managers voted proxies relating to Fund securities during the most recent twelve-month period ended June 30. Such information is available after filing on the Trust’s website and on the SEC’s website noted below.

Information Relating to Investments Held by the Trust

For complete descriptions of the various securities and other instruments held by the Trust and their risks, please see the Trust’s prospectuses and Statement of Additional Information (“SAI”). The prospectuses and SAI are available as noted below.

Availability of Proxy Voting Policies

A description of the Proxy Voting Policies and Procedures that the Trust uses to determine how to vote proxies relating to Fund securities is described in the Trust’s SAI.

Availability of a Complete Schedule of Investments

The Trust’s annual and semi-annual reports may contain a summary schedule of investments (“SOI”) for certain Funds. A complete schedule for each summary SOI presented is available as noted below.

How to Obtain Information

The Trust’s prospectus, SAI (including Proxy Voting Policies), Information Statements, the Pacific Dynamix Underlying Funds annual and semi-annual reports, and complete Schedules of Investments are available:

•	On the Trust’s website at http://www.pacificlife.com/pacificselectfund.htm

•	On the SEC’ website at http://www.sec.gov

•	Upon request, without charge by calling the applicable toll-free numbers below:

Pacific Life’s Annuity Contract Owners: 1-800-722-4448

Annuity Financial Advisors: 1-800-722-2333

Pacific Life Insurance Policy Owners: 1-800-347-7787

PL&A’s Annuity Contract Owners: 1-800-748-6907

PL&A’s Life Insurance Policy Owners: 1-888-595-6997

6 a.m. through 5 p.m. Pacific Time (Monday through Friday)

Pacific Dynamix Underlying Funds

Semi-Annual Report

As of June 30, 2020

TABLE OF CONTENTS

PACIFIC SELECT FUND

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 98.8%

Basic Materials - 1.7%

BHP Billiton Finance USA Ltd (Australia) 3.250% due 11/21/21	$350,000	$361,783
Celanese US Holdings LLC 4.625% due 11/15/22	300,000	318,663
DuPont de Nemours Inc 2.169% due 05/01/23	290,000	295,559
Eastman Chemical Co 3.600% due 08/15/22	250,000	261,090
Ecolab Inc
2.375% due 08/10/22	200,000	208,056
4.350% due 12/08/21	200,000	211,486
Huntsman International LLC 5.125% due 11/15/22	200,000	211,954
LyondellBasell Industries NV 6.000% due 11/15/21	200,000	211,229
Nucor Corp 4.125% due 09/15/22	200,000	213,031
Nutrien Ltd (Canada) 1.900% due 05/13/23	70,000	72,287
Praxair Inc 2.200% due 08/15/22	450,000	465,807
The Mosaic Co 3.250% due 11/15/22	250,000	256,012

		3,086,957

Communications - 5.5%

Alibaba Group Holding Ltd (China) 3.125% due 11/28/21	300,000	308,723
Amazon.com Inc
0.400% due 06/03/23	235,000	235,024
2.400% due 02/22/23	300,000	315,438
3.300% due 12/05/21	200,000	207,791
America Movil SAB de CV (Mexico) 3.125% due 07/16/22	350,000	362,581
AT&T Inc
2.625% due 12/01/22	350,000	364,139
3.000% due 06/30/22	700,000	731,306
3.200% due 03/01/22	250,000	260,935
3.600% due 02/17/23	400,000	429,648
Baidu Inc (China)
2.875% due 07/06/22	250,000	256,437
3.500% due 11/28/22	200,000	208,461
Charter Communications Operating LLC 4.464% due 07/23/22	550,000	586,612
Cisco Systems Inc
1.850% due 09/20/21	250,000	254,508
2.600% due 02/28/23	250,000	263,540
Comcast Cable Communications Holdings Inc 9.455% due 11/15/22	200,000	243,522
Comcast Corp
2.850% due 01/15/23	500,000	534,151
3.125% due 07/15/22	250,000	263,930
Discovery Communications LLC 2.950% due 03/20/23	200,000	210,278
E*TRADE Financial Corp 2.950% due 08/24/22	200,000	208,513
eBay Inc
2.750% due 01/30/23	200,000	209,188
3.800% due 03/09/22	400,000	420,379
FOX Corp 3.666% due 01/25/22	275,000	287,988
Omnicom Group Inc 3.625% due 05/01/22	300,000	316,541
Orange SA (France) 4.125% due 09/14/21	350,000	365,871

	Principal Amount	Value
TD Ameritrade Holding Corp 2.950% due 04/01/22	$250,000	$260,163
The Interpublic Group of Cos Inc 3.750% due 10/01/21	125,000	129,655
The Walt Disney Co 3.000% due 09/15/22	250,000	263,817
Time Warner Entertainment Co LP 8.375% due 03/15/23	350,000	410,438
TWDC Enterprises 18 Corp
2.350% due 12/01/22	200,000	208,284
2.450% due 03/04/22	300,000	309,469
Verizon Communications Inc 2.946% due 03/15/22	550,000	573,938
Vodafone Group PLC (United Kingdom) 2.500% due 09/26/22	200,000	208,547

		10,209,815

Consumer, Cyclical - 6.5%

American Honda Finance Corp
1.950% due 05/20/22	125,000	127,870
2.050% due 01/10/23	100,000	103,440
2.200% due 06/27/22	300,000	308,304
2.600% due 11/16/22	200,000	208,851
3.375% due 12/10/21	375,000	389,531
Dollar General Corp 3.250% due 04/15/23	200,000	213,626
Dollar Tree Inc 3.700% due 05/15/23	250,000	267,723
DR Horton Inc 2.550% due 12/01/20	200,000	201,445
General Motors Financial Co Inc
3.200% due 07/06/21	250,000	252,929
3.250% due 01/05/23	200,000	204,428
3.450% due 01/14/22	650,000	660,807
3.550% due 07/08/22	450,000	461,566
4.200% due 11/06/21	510,000	523,132
5.200% due 03/20/23	485,000	519,255
Hasbro Inc 2.600% due 11/19/22	200,000	207,092
Lowe’s Cos Inc 3.120% due 04/15/22	400,000	416,378
McDonald’s Corp 3.350% due 04/01/23	500,000	536,095
NVR Inc 3.950% due 09/15/22	100,000	106,530
O’Reilly Automotive Inc 3.800% due 09/01/22	250,000	262,748
PACCAR Financial Corp
0.800% due 06/08/23	30,000	30,128
2.650% due 05/10/22	150,000	156,415
2.650% due 04/06/23	195,000	205,939
3.150% due 08/09/21	100,000	102,936
Ralph Lauren Corp 1.700% due 06/15/22	10,000	10,177
Southwest Airlines Co 4.750% due 05/04/23	210,000	216,982
Starbucks Corp
1.300% due 05/07/22	40,000	40,560
2.200% due 11/22/20	225,000	226,495
Target Corp 2.900% due 01/15/22	250,000	260,084
The Home Depot Inc
2.625% due 06/01/22	250,000	261,034
3.250% due 03/01/22	350,000	367,431
Toyota Motor Corp (Japan) 2.157% due 07/02/22	55,000	56,704
Toyota Motor Credit Corp
1.150% due 05/26/22	200,000	202,360
1.800% due 10/07/21	350,000	355,661

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-1

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
2.650% due 04/12/22	$500,000	$518,246
2.900% due 03/30/23	680,000	721,295
3.400% due 09/15/21	350,000	362,071
VF Corp 2.050% due 04/23/22	150,000	154,026
Walgreen Co 3.100% due 09/15/22	400,000	419,364
Walmart Inc
2.350% due 12/15/22	200,000	209,474
2.550% due 04/11/23	500,000	527,321
3.400% due 06/26/23	350,000	380,339
Whirlpool Corp 4.700% due 06/01/22	200,000	214,233

		11,971,025

Consumer, Non-Cyclical - 16.0%

AbbVie Inc
2.300% due 11/21/22 ~	1,235,000	1,277,199
3.250% due 10/01/22 ~	400,000	418,664
3.375% due 11/14/21	305,000	315,803
3.450% due 03/15/22 ~	900,000	935,372
Aetna Inc 2.750% due 11/15/22	250,000	260,520
Altria Group Inc 3.490% due 02/14/22	550,000	573,758
Amgen Inc
2.650% due 05/11/22	300,000	311,288
3.875% due 11/15/21	290,000	300,911
Anheuser-Busch InBev Finance Inc (Belgium) 3.300% due 02/01/23	200,000	211,599
Anheuser-Busch InBev Worldwide Inc (Belgium) 2.500% due 07/15/22	293,000	304,449
Anthem Inc
2.950% due 12/01/22	450,000	474,771
3.125% due 05/15/22	100,000	104,785
Archer-Daniels-Midland Co 3.375% due 03/15/22	100,000	104,664
AstraZeneca PLC (United Kingdom) 2.375% due 06/12/22	200,000	207,156
BAT Capital Corp (United Kingdom) 2.764% due 08/15/22	500,000	518,039
Becton Dickinson & Co
2.894% due 06/06/22	300,000	310,523
3.125% due 11/08/21	200,000	205,202
Biogen Inc 3.625% due 09/15/22	300,000	318,885
Boston Scientific Corp 3.375% due 05/15/22	100,000	104,600
Bristol-Myers Squibb Co
2.000% due 08/01/22	200,000	205,859
2.600% due 05/16/22 ~	350,000	363,999
2.750% due 02/15/23 ~	500,000	527,577
Bunge Ltd Finance Corp 3.000% due 09/25/22	250,000	260,761
Cardinal Health Inc 2.616% due 06/15/22	350,000	361,372
Church & Dwight Co Inc 2.450% due 08/01/22	200,000	209,290
Cigna Corp
3.050% due 11/30/22 ~	100,000	105,460
3.400% due 09/17/21	100,000	103,406
3.900% due 02/15/22 ~	300,000	315,518
Colgate-Palmolive Co 2.250% due 11/15/22	300,000	313,969
Conagra Brands Inc 3.200% due 01/25/23	250,000	263,536
Constellation Brands Inc
2.650% due 11/07/22	200,000	208,697
2.700% due 05/09/22	250,000	259,385

	Principal Amount	Value
CVS Health Corp
3.500% due 07/20/22	$150,000	$158,087
3.700% due 03/09/23	1,450,000	1,558,600
DH Europe Finance II SARL 2.050% due 11/15/22	150,000	154,995
Diageo Capital PLC (United Kingdom) 2.625% due 04/29/23	250,000	263,731
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	200,000	209,124
Eli Lilly & Co 2.350% due 05/15/22	300,000	311,620
General Mills Inc 2.600% due 10/12/22	200,000	208,455
Gilead Sciences Inc 4.400% due 12/01/21	500,000	523,155
GlaxoSmithKline Capital Inc (United Kingdom) 3.375% due 05/15/23	350,000	377,534
GlaxoSmithKline Capital PLC (United Kingdom)
2.850% due 05/08/22	100,000	104,368
2.875% due 06/01/22	600,000	627,238
Global Payments Inc 4.000% due 06/01/23	200,000	216,951
HCA Inc 4.750% due 05/01/23	250,000	271,376
Humana Inc 2.900% due 12/15/22	250,000	261,493
Johnson & Johnson 2.250% due 03/03/22	400,000	412,396
Kellogg Co 4.000% due 12/15/20	33,000	33,500
Keurig Dr Pepper Inc 4.057% due 05/25/23	350,000	382,001
Laboratory Corp of America Holdings 3.200% due 02/01/22	350,000	363,143
McCormick & Co Inc 2.700% due 08/15/22	200,000	208,479
McKesson Corp 3.650% due 11/30/20	150,000	151,941
Medtronic Inc 3.150% due 03/15/22	465,000	487,686
Merck & Co Inc
2.400% due 09/15/22	200,000	208,768
2.800% due 05/18/23	500,000	534,227
Molson Coors Beverage Co 2.100% due 07/15/21	300,000	303,740
Mondelez International Inc
due 07/01/22 #	170,000	169,976
2.125% due 04/13/23	150,000	155,462
3.625% due 05/07/23	100,000	107,781
Moody’s Corp 2.625% due 01/15/23	250,000	261,826
Novartis Capital Corp (Switzerland)
2.400% due 05/17/22	300,000	311,389
2.400% due 09/21/22	300,000	312,898
PayPal Holdings Inc 1.350% due 06/01/23	360,000	367,751
PepsiCo Inc
0.750% due 05/01/23	345,000	348,561
2.000% due 04/15/21	100,000	101,289
2.750% due 03/01/23	500,000	531,093
3.100% due 07/17/22	250,000	262,861
Pfizer Inc
2.800% due 03/11/22	135,000	140,642
3.000% due 09/15/21	350,000	361,456
3.000% due 06/15/23	200,000	214,762
Philip Morris International Inc
1.125% due 05/01/23	85,000	86,492
2.375% due 08/17/22	200,000	207,857
2.500% due 11/02/22	200,000	208,513
2.625% due 02/18/22	500,000	516,005

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-2

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Reynolds American Inc (United Kingdom) 4.000% due 06/12/22	$200,000	$211,405
Sanofi (France) 3.375% due 06/19/23	200,000	216,568
Shire Acquisitions Investments Ireland DAC 2.400% due 09/23/21	800,000	816,174
Sysco Corp 2.600% due 10/01/20	200,000	200,589
Takeda Pharmaceutical Co Ltd (Japan) 4.000% due 11/26/21	200,000	208,849
The Coca-Cola Co
1.550% due 09/01/21	150,000	152,245
2.500% due 04/01/23	500,000	530,640
The JM Smucker Co 3.500% due 10/15/21	200,000	207,863
The Kroger Co
2.950% due 11/01/21	50,000	51,482
3.400% due 04/15/22	200,000	208,530
The Procter & Gamble Co
1.700% due 11/03/21	250,000	254,544
2.150% due 08/11/22	200,000	207,718
2.300% due 02/06/22	250,000	258,222
Thermo Fisher Scientific Inc 3.000% due 04/15/23	200,000	211,901
Tyson Foods Inc 2.250% due 08/23/21	200,000	202,687
Unilever Capital Corp (United Kingdom)
2.200% due 05/05/22	200,000	205,984
3.000% due 03/07/22	200,000	208,778
UnitedHealth Group Inc
2.750% due 02/15/23	350,000	369,297
2.875% due 12/15/21	250,000	259,315
2.875% due 03/15/23	300,000	318,441
3.500% due 06/15/23	200,000	217,530
Upjohn Inc 1.125% due 06/22/22 ~	60,000	60,352
Zoetis Inc 3.250% due 08/20/21	240,000	246,930

		29,582,283

Energy - 6.8%

Baker Hughes a GE Co LLC 2.773% due 12/15/22	235,000	245,426
BP Capital Markets America Inc
2.937% due 04/06/23	500,000	529,697
3.245% due 05/06/22	300,000	314,673
BP Capital Markets PLC (United Kingdom)
2.500% due 11/06/22	300,000	312,534
3.062% due 03/17/22	300,000	312,315
Canadian Natural Resources Ltd (Canada) 2.950% due 01/15/23	400,000	412,851
Chevron Corp
1.141% due 05/11/23	535,000	544,444
2.355% due 12/05/22	350,000	364,311
2.498% due 03/03/22	500,000	517,489
Enbridge Inc (Canada) 2.900% due 07/15/22	250,000	259,462
Energy Transfer Operating LP
3.600% due 02/01/23	300,000	310,463
5.200% due 02/01/22	400,000	418,736
Enterprise Products Operating LLC
2.850% due 04/15/21	200,000	203,191
3.350% due 03/15/23	250,000	265,114
4.875% due 08/16/77	150,000	130,724
EOG Resources Inc 2.625% due 03/15/23	200,000	209,690
Exxon Mobil Corp
1.571% due 04/15/23	250,000	256,538
1.902% due 08/16/22	650,000	671,063
2.397% due 03/06/22	250,000	257,569

	Principal Amount	Value
Kinder Morgan Energy Partners LP 3.950% due 09/01/22	$500,000	$527,394
Kinder Morgan Inc 3.150% due 01/15/23	350,000	365,847
Marathon Oil Corp 2.800% due 11/01/22	250,000	250,363
Marathon Petroleum Corp 4.500% due 05/01/23	350,000	377,387
MPLX LP 3.500% due 12/01/22	200,000	208,498
National Oilwell Varco Inc 2.600% due 12/01/22	150,000	151,076
ONEOK Inc 4.250% due 02/01/22	200,000	206,895
Ovintiv Inc 3.900% due 11/15/21	200,000	199,550
Phillips 66 4.300% due 04/01/22	481,000	510,488
Plains All American Pipeline LP 5.000% due 02/01/21	200,000	201,847
Sabine Pass Liquefaction LLC 6.250% due 03/15/22	300,000	319,845
Shell International Finance BV (Netherlands)
1.750% due 09/12/21	150,000	152,177
2.250% due 01/06/23	250,000	259,812
2.375% due 08/21/22	200,000	208,759
Suncor Energy Inc (Canada) 2.800% due 05/15/23	65,000	67,935
Sunoco Logistics Partners Operations LP 4.650% due 02/15/22	200,000	209,148
The Williams Cos Inc
3.600% due 03/15/22	500,000	519,854
7.875% due 09/01/21	250,000	268,855
Total Capital International SA (France)
2.218% due 07/12/21	155,000	157,606
2.700% due 01/25/23	250,000	263,817
2.750% due 06/19/21	300,000	306,896
TransCanada PipeLines Ltd (Canada) 3.800% due 10/01/20	200,000	201,595
Valero Energy Corp 2.700% due 04/15/23	60,000	62,293

		12,534,227

Financial - 42.7%

AerCap Ireland Capital DAC (Ireland)
3.300% due 01/23/23	300,000	294,665
3.950% due 02/01/22	350,000	350,277
4.450% due 12/16/21	300,000	303,043
5.000% due 10/01/21	250,000	252,933
Air Lease Corp
2.625% due 07/01/22	200,000	197,950
3.500% due 01/15/22	350,000	353,729
Aircastle Ltd 5.125% due 03/15/21	130,000	130,540
Ally Financial Inc
3.050% due 06/05/23	135,000	136,960
4.125% due 02/13/22	400,000	411,452
American Express Co
2.500% due 08/01/22	350,000	363,317
2.650% due 12/02/22	400,000	419,124
2.750% due 05/20/22	350,000	363,631
3.400% due 02/27/23	350,000	374,716
3.700% due 11/05/21	130,000	135,222
American International Group Inc 4.875% due 06/01/22	350,000	377,573
American Tower Corp REIT
2.250% due 01/15/22	250,000	256,297
3.450% due 09/15/21	250,000	258,755
Ameriprise Financial Inc 3.000% due 03/22/22	35,000	36,441

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-3

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Ares Capital Corp 3.625% due 01/19/22	$200,000	$203,543
Australia & New Zealand Banking Group Ltd (Australia)
2.050% due 11/21/22	300,000	311,378
2.550% due 11/23/21	250,000	257,332
Banco Santander SA (Spain)
3.125% due 02/23/23	200,000	208,656
3.500% due 04/11/22	200,000	208,067
3.848% due 04/12/23	200,000	212,917
Bank of America Corp
1.486% due 05/19/24	250,000	254,163
2.816% due 07/21/23	250,000	259,786
3.004% due 12/20/23	500,000	526,131
3.124% due 01/20/23	900,000	932,428
3.300% due 01/11/23	900,000	958,743
3.550% due 03/05/24	750,000	801,716
Bank of America NA 3.335% due 01/25/23	250,000	261,050
Bank of Montreal (Canada)
2.050% due 11/01/22	490,000	506,379
2.350% due 09/11/22	200,000	209,110
2.900% due 03/26/22	500,000	521,274
Barclays Bank PLC (United Kingdom) 1.700% due 05/12/22	500,000	508,939
Barclays PLC (United Kingdom)
3.200% due 08/10/21	600,000	613,845
3.684% due 01/10/23	250,000	259,592
4.338% due 05/16/24	200,000	215,484
BBVA USA 3.500% due 06/11/21	250,000	255,477
Berkshire Hathaway Inc
3.000% due 02/11/23	300,000	320,776
3.400% due 01/31/22	200,000	209,831
3.750% due 08/15/21	200,000	207,546
BlackRock Inc 3.375% due 06/01/22	200,000	211,489
Boston Properties LP REIT 3.850% due 02/01/23	400,000	427,397
BPCE SA (France) 2.750% due 12/02/21	300,000	309,309
Canadian Imperial Bank of Commerce (Canada)
0.950% due 06/23/23	190,000	190,870
2.606% due 07/22/23	250,000	258,511
Capital One Bank USA NA 3.375% due 02/15/23	1,050,000	1,106,399
Capital One Financial Corp
2.600% due 05/11/23	342,000	357,375
3.050% due 03/09/22	300,000	311,561
CC Holdings GS V LLC REIT 3.849% due 04/15/23	450,000	486,401
Chubb INA Holdings Inc 2.875% due 11/03/22	300,000	315,589
Citibank NA 3.400% due 07/23/21	750,000	772,849
Citigroup Inc
1.678% due 05/15/24	250,000	255,046
2.312% due 11/04/22	200,000	204,315
2.350% due 08/02/21	150,000	152,922
2.700% due 10/27/22	400,000	417,946
2.750% due 04/25/22	800,000	829,547
2.876% due 07/24/23	650,000	676,749
2.900% due 12/08/21	500,000	515,381
3.500% due 05/15/23	250,000	267,022
4.044% due 06/01/24	200,000	217,242
Citizens Bank NA 3.250% due 02/14/22	250,000	259,026
CME Group Inc 3.000% due 09/15/22	250,000	263,883

	Principal Amount	Value
Cooperatieve Rabobank UA (Netherlands)
2.750% due 01/10/22	$600,000	$621,440
3.875% due 02/08/22	250,000	263,991
3.950% due 11/09/22	250,000	264,726
Credit Suisse AG (Switzerland)
1.000% due 05/05/23	750,000	754,437
2.100% due 11/12/21	250,000	255,287
2.800% due 04/08/22	250,000	259,704
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 3.800% due 09/15/22	750,000	797,020
Crown Castle International Corp REIT 4.875% due 04/15/22	300,000	320,635
Deutsche Bank AG (Germany)
3.300% due 11/16/22	350,000	358,279
3.950% due 02/27/23	100,000	103,926
4.250% due 10/14/21	750,000	769,946
Discover Bank 3.350% due 02/06/23	350,000	369,475
Fifth Third Bancorp 1.625% due 05/05/23	90,000	92,376
Fifth Third Bank
1.800% due 01/30/23	300,000	308,256
3.350% due 07/26/21	200,000	205,596
First Horizon National Corp 3.550% due 05/26/23	100,000	103,257
First Republic Bank 1.912% (SOFR + 0.620%) due 02/12/24	250,000	256,141
FNB Corp 2.200% due 02/24/23	35,000	34,840
HSBC Holdings PLC (United Kingdom)
3.033% due 11/22/23	300,000	313,580
3.262% due 03/13/23	800,000	829,000
3.600% due 05/25/23	400,000	429,754
3.950% due 05/18/24	300,000	322,544
4.000% due 03/30/22	500,000	528,652
Huntington Bancshares Inc
2.300% due 01/14/22	200,000	205,201
3.150% due 03/14/21	250,000	254,179
ING Groep NV (Netherlands) 3.150% due 03/29/22	350,000	363,968
Jefferies Group LLC 6.875% due 04/15/21	250,000	260,851
JPMorgan Chase & Co
1.514% due 06/01/24	800,000	813,284
2.295% due 08/15/21	450,000	450,960
2.776% due 04/25/23	300,000	310,766
3.200% due 01/25/23	200,000	212,725
3.207% due 04/01/23	890,000	926,898
3.250% due 09/23/22	500,000	529,376
3.559% due 04/23/24	750,000	804,475
4.500% due 01/24/22	850,000	903,356
KeyBank NA
1.250% due 03/10/23	250,000	253,879
2.300% due 09/14/22	250,000	259,629
2.400% due 06/09/22	250,000	258,800
Kimco Realty Corp REIT 3.400% due 11/01/22	250,000	260,225
Lloyds Banking Group PLC (United Kingdom)
2.858% due 03/17/23	500,000	515,262
2.907% due 11/07/23	350,000	364,562
3.000% due 01/11/22	300,000	310,345
3.100% due 07/06/21	300,000	307,150
Manufacturers & Traders Trust Co 2.500% due 05/18/22	250,000	258,736
Marsh & McLennan Cos Inc 2.750% due 01/30/22	350,000	361,509

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-4

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Mitsubishi UFJ Financial Group Inc (Japan)
2.190% due 09/13/21	$300,000	$305,445
2.623% due 07/18/22	800,000	830,760
2.665% due 07/25/22	500,000	519,696
3.218% due 03/07/22	200,000	208,516
3.535% due 07/26/21	115,000	118,711
Mizuho Financial Group Inc (Japan)
2.273% due 09/13/21	300,000	306,155
2.721% due 07/16/23	200,000	206,894
3.549% due 03/05/23	400,000	428,497
Morgan Stanley
2.625% due 11/17/21	450,000	462,459
2.750% due 05/19/22	500,000	519,985
3.125% due 01/23/23	350,000	371,245
3.737% due 04/24/24	350,000	377,474
3.750% due 02/25/23	500,000	540,087
4.100% due 05/22/23	350,000	378,432
4.875% due 11/01/22	350,000	380,919
5.500% due 07/28/21	750,000	789,939
MUFG Union Bank NA
2.100% due 12/09/22	250,000	257,831
3.150% due 04/01/22	250,000	260,496
National Australia Bank Ltd (Australia)
1.875% due 07/12/21	400,000	406,211
1.875% due 12/13/22	250,000	258,451
3.375% due 09/20/21	300,000	310,836
3.700% due 11/04/21	250,000	261,018
National Bank of Canada (Canada) 2.100% due 02/01/23	250,000	257,219
Northern Trust Corp 3.450% due 11/04/20	250,000	252,651
ORIX Corp (Japan) 2.900% due 07/18/22	200,000	207,069
People’s United Financial Inc 3.650% due 12/06/22	200,000	207,950
PNC Bank NA
2.028% due 12/09/22	250,000	255,214
2.450% due 07/28/22	250,000	259,638
2.700% due 11/01/22	1,000,000	1,046,643
Prudential Financial Inc
5.625% due 06/15/43	200,000	213,140
5.875% due 09/15/42	200,000	213,220
Public Storage REIT 2.370% due 09/15/22	200,000	207,448
Realty Income Corp REIT 3.250% due 10/15/22	250,000	262,044
Regions Financial Corp 2.750% due 08/14/22	350,000	364,680
Royal Bank of Canada (Canada)
1.600% due 04/17/23	500,000	513,132
1.950% due 01/17/23	150,000	154,801
2.800% due 04/29/22	200,000	208,264
Royal Bank of Scotland Group PLC (United Kingdom)
2.359% due 05/22/24	200,000	205,472
3.498% due 05/15/23	400,000	415,409
4.519% due 06/25/24	300,000	326,195
6.125% due 12/15/22	250,000	272,999
Santander Holdings USA Inc
3.700% due 03/28/22	500,000	515,069
4.450% due 12/03/21	60,000	62,544
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 08/05/21	350,000	358,321
Santander UK PLC (United Kingdom)
2.100% due 01/13/23	700,000	722,930
3.750% due 11/15/21	200,000	208,475
Simon Property Group LP REIT
2.625% due 06/15/22	100,000	102,834
2.750% due 02/01/23	200,000	207,964

	Principal Amount	Value
Skandinaviska Enskilda Banken AB (Sweden) 2.800% due 03/11/22	$250,000	$259,913
SL Green Operating Partnership LP REIT 3.250% due 10/15/22	250,000	249,063
Sumitomo Mitsui Banking Corp (Japan) 3.000% due 01/18/23	250,000	263,219
Sumitomo Mitsui Financial Group Inc (Japan)
2.846% due 01/11/22	500,000	516,888
3.102% due 01/17/23	1,000,000	1,057,960
Svenska Handelsbanken AB (Sweden) 1.875% due 09/07/21	250,000	254,410
Synchrony Financial
2.850% due 07/25/22	295,000	300,166
3.750% due 08/15/21	250,000	255,705
The Bank of New York Mellon Corp
1.850% due 01/27/23	480,000	496,528
1.950% due 08/23/22	210,000	216,461
2.500% due 04/15/21	200,000	203,077
3.500% due 04/28/23	250,000	270,269
3.550% due 09/23/21	350,000	362,696
The Bank of Nova Scotia (Canada)
1.625% due 05/01/23	250,000	256,009
1.950% due 02/01/23	500,000	515,228
2.000% due 11/15/22	500,000	516,138
The Charles Schwab Corp 2.650% due 01/25/23	250,000	263,342
The Goldman Sachs Group Inc
2.350% due 11/15/21	550,000	553,559
2.876% due 10/31/22	150,000	153,827
2.905% due 07/24/23	1,100,000	1,143,691
2.908% due 06/05/23	250,000	259,241
3.000% due 04/26/22	600,000	611,702
3.200% due 02/23/23	400,000	424,723
3.625% due 01/22/23	500,000	535,723
5.250% due 07/27/21	800,000	840,151
The Toronto-Dominion Bank (Canada)
0.750% due 06/12/23	165,000	166,030
1.800% due 07/13/21	350,000	355,153
1.900% due 12/01/22	500,000	516,221
The Western Union Co 3.600% due 03/15/22	300,000	311,451
Truist Bank
1.250% due 03/09/23	500,000	507,841
3.502% due 08/02/22	100,000	103,197
Truist Financial Corp
2.200% due 03/16/23	400,000	415,425
2.700% due 01/27/22	500,000	515,932
2.750% due 04/01/22	200,000	207,400
3.050% due 06/20/22	350,000	366,345
US Bank NA
1.800% due 01/21/22	250,000	255,190
1.950% due 01/09/23	500,000	518,684
2.650% due 05/23/22	250,000	260,485
3.150% due 04/26/21	250,000	255,197
3.450% due 11/16/21	300,000	311,869
Ventas Realty LP REIT 3.100% due 01/15/23	200,000	204,905
Visa Inc
2.150% due 09/15/22	200,000	207,938
2.800% due 12/14/22	350,000	369,600
Wells Fargo & Co
1.654% due 06/02/24	610,000	620,143
2.625% due 07/22/22	350,000	364,794
3.069% due 01/24/23	500,000	518,032
3.450% due 02/13/23	150,000	159,478
3.500% due 03/08/22	1,000,000	1,047,702
Wells Fargo Bank NA 2.082% due 09/09/22	1,200,000	1,219,647

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-5

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Westpac Banking Corp (Australia)
2.000% due 01/13/23	$560,000	$579,986
2.500% due 06/28/22	250,000	260,016
2.800% due 01/11/22	300,000	311,099

		79,027,446

Industrial - 7.1%

3M Co
2.750% due 03/01/22	100,000	103,714
3.000% due 09/14/21	445,000	458,648
ABB Finance USA Inc (Switzerland) 2.875% due 05/08/22	300,000	311,704
Burlington Northern Santa Fe LLC 3.050% due 09/01/22	400,000	419,864
Caterpillar Financial Services Corp
0.950% due 05/13/22	200,000	202,629
1.900% due 09/06/22	895,000	923,865
1.950% due 11/18/22	250,000	258,844
3.150% due 09/07/21	110,000	113,572
CNH Industrial Capital LLC
due 07/02/23 #	80,000	80,576
4.375% due 04/05/22	200,000	209,225
Deere & Co 2.600% due 06/08/22	500,000	519,285
Eaton Corp 2.750% due 11/02/22	350,000	368,320
Emerson Electric Co 2.625% due 12/01/21	300,000	308,979
FedEx Corp
2.625% due 08/01/22	200,000	207,907
3.400% due 01/14/22	140,000	145,681
General Dynamics Corp
2.250% due 11/15/22	250,000	260,241
3.375% due 05/15/23	150,000	162,347
General Electric Co
2.700% due 10/09/22	600,000	623,936
3.100% due 01/09/23	300,000	314,077
Honeywell International Inc 2.150% due 08/08/22	445,000	461,301
Jabil Inc 4.700% due 09/15/22	200,000	212,595
John Deere Capital Corp
0.550% due 07/05/22	110,000	110,341
0.700% due 07/05/23	100,000	100,398
1.950% due 06/13/22	105,000	108,041
2.150% due 09/08/22	100,000	103,822
2.800% due 03/06/23	200,000	212,628
2.950% due 04/01/22	90,000	93,953
3.125% due 09/10/21	135,000	139,329
3.900% due 07/12/21	300,000	310,814
Lockheed Martin Corp 3.350% due 09/15/21	139,000	144,050
Masco Corp 5.950% due 03/15/22	200,000	215,874
Norfolk Southern Corp 3.000% due 04/01/22	200,000	207,946
Northrop Grumman Corp 2.550% due 10/15/22	250,000	260,977
Parker-Hannifin Corp 3.500% due 09/15/22	200,000	211,002
Raytheon Technologies Corp
2.500% due 12/15/22 ~	250,000	259,308
2.800% due 03/15/22 ~	300,000	309,589
Republic Services Inc 3.550% due 06/01/22	400,000	420,400
Ryder System Inc
2.800% due 03/01/22	300,000	308,599
2.875% due 06/01/22	60,000	62,103
3.500% due 06/01/21	50,000	51,095
3.750% due 06/09/23	100,000	106,668

	Principal Amount	Value
Stanley Black & Decker Inc 2.900% due 11/01/22	$250,000	$263,870
The Boeing Co
2.300% due 08/01/21	280,000	282,592
2.700% due 05/01/22	85,000	86,189
4.508% due 05/01/23	500,000	528,297
8.750% due 08/15/21	200,000	215,435
Union Pacific Corp
2.950% due 03/01/22	55,000	57,184
3.200% due 06/08/21	135,000	138,355
3.500% due 06/08/23	150,000	162,626
4.163% due 07/15/22	200,000	212,978
United Parcel Service Inc
2.050% due 04/01/21	300,000	303,891
2.500% due 04/01/23	200,000	209,838
Waste Management Inc 4.600% due 03/01/21	300,000	305,297

		13,170,799

Technology - 7.7%

Activision Blizzard Inc 2.300% due 09/15/21	200,000	203,931
Adobe Inc 1.700% due 02/01/23	95,000	98,587
Analog Devices Inc 2.500% due 12/05/21	150,000	153,726
Apple Inc
0.750% due 05/11/23	995,000	1,006,194
1.550% due 08/04/21	200,000	203,048
1.700% due 09/11/22	200,000	206,138
2.100% due 09/12/22	250,000	259,312
2.150% due 02/09/22	300,000	308,745
2.300% due 05/11/22	500,000	518,071
2.700% due 05/13/22	300,000	313,640
2.850% due 02/23/23	350,000	371,811
Broadcom Corp 2.650% due 01/15/23	250,000	259,519
Broadcom Inc 3.125% due 10/15/22 ~	400,000	417,002
Dell International LLC 5.450% due 06/15/23 ~	650,000	711,256
DXC Technology Co 4.000% due 04/15/23	100,000	105,021
Fidelity National Information Services Inc 3.500% due 04/15/23	200,000	214,280
Hewlett Packard Enterprise Co
3.500% due 10/05/21	125,000	128,995
4.400% due 10/15/22	350,000	374,968
HP Inc 4.050% due 09/15/22	300,000	321,439
Intel Corp
2.700% due 12/15/22	250,000	264,563
3.100% due 07/29/22	200,000	211,635
3.300% due 10/01/21	400,000	415,092
International Business Machines Corp
1.875% due 08/01/22	300,000	308,823
2.500% due 01/27/22	300,000	309,792
2.850% due 05/13/22	500,000	523,117
2.875% due 11/09/22	150,000	158,560
Intuit Inc 0.650% due 07/15/23	65,000	65,166
Leidos Inc 2.950% due 05/15/23 ~	35,000	36,613
Microchip Technology Inc 4.333% due 06/01/23	200,000	215,926
Micron Technology Inc 2.497% due 04/24/23	305,000	316,991
Microsoft Corp
1.550% due 08/08/21	900,000	912,605
2.375% due 05/01/23	250,000	263,948
2.400% due 02/06/22	250,000	258,100
2.650% due 11/03/22	100,000	105,283

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-6

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
NVIDIA Corp 2.200% due 09/16/21	$200,000	$203,994
Oracle Corp
1.900% due 09/15/21	1,100,000	1,118,781
2.500% due 05/15/22	400,000	413,709
2.500% due 10/15/22	300,000	313,662
2.625% due 02/15/23	250,000	262,957
QUALCOMM Inc
2.600% due 01/30/23	350,000	367,513
3.000% due 05/20/22	300,000	313,580
salesforce.com Inc 3.250% due 04/11/23	200,000	215,025
Texas Instruments Inc 1.850% due 05/15/22	250,000	256,440
VMware Inc 2.950% due 08/21/22	350,000	362,201

		14,369,759

Utilities - 4.8%

American Electric Power Co Inc 3.650% due 12/01/21	200,000	208,682
Berkshire Hathaway Energy Co 2.800% due 01/15/23	300,000	316,815
CenterPoint Energy Inc 2.500% due 09/01/22	200,000	207,163
Consumers Energy Co 2.850% due 05/15/22	200,000	208,322
Dominion Energy Inc
2.000% due 08/15/21	200,000	202,992
2.715% due 08/15/21	420,000	429,430
DTE Energy Co
2.250% due 11/01/22	100,000	103,321
2.600% due 06/15/22	105,000	108,309
Duke Energy Carolinas LLC 3.350% due 05/15/22	250,000	262,745
Duke Energy Corp 3.550% due 09/15/21	250,000	257,096
Duke Energy Florida LLC 3.100% due 08/15/21	500,000	509,645
Edison International 3.125% due 11/15/22	35,000	36,074
Exelon Generation Co LLC 3.400% due 03/15/22	600,000	623,865
FirstEnergy Corp 2.850% due 07/15/22	200,000	207,570
ITC Holdings Corp 2.700% due 11/15/22	200,000	208,670
National Rural Utilities Cooperative Finance Corp
1.750% due 01/21/22	45,000	45,994
2.400% due 04/25/22	200,000	206,555
3.050% due 02/15/22	350,000	362,922
NextEra Energy Capital Holdings Inc
2.403% due 09/01/21	500,000	511,424
2.900% due 04/01/22	100,000	104,119
4.500% due 06/01/21	150,000	154,016
NiSource Inc 2.650% due 11/17/22	200,000	209,019
NV Energy Inc 6.250% due 11/15/20	54,000	55,168
Oncor Electric Delivery Co LLC 4.100% due 06/01/22	250,000	264,157
Pacific Gas and Electric Co 1.750% due 06/16/22	430,000	431,746
PPL Capital Funding Inc 4.200% due 06/15/22	200,000	211,837
Public Service Enterprise Group Inc
2.000% due 11/15/21	100,000	101,665
2.650% due 11/15/22	250,000	260,992

	Principal Amount	Value
Sempra Energy 2.900% due 02/01/23	$200,000	$209,129
Southern California Edison Co
2.900% due 03/01/21	100,000	101,620
3.875% due 06/01/21	250,000	255,830
Southern Power Co 2.500% due 12/15/21	300,000	307,685
The Connecticut Light & Power Co 2.500% due 01/15/23	350,000	364,604
The Southern Co 2.350% due 07/01/21	250,000	254,295
WEC Energy Group Inc
3.100% due 03/08/22	70,000	72,921
3.375% due 06/15/21	300,000	308,441
Xcel Energy Inc 2.400% due 03/15/21	200,000	202,182

		8,887,020

Total Corporate Bonds & Notes (Cost $178,532,161)		182,839,331

	Shares

SHORT-TERM INVESTMENT - 1.5%

Money Market Fund - 1.5%

BlackRock Liquidity Funds T-Fund Portfolio Institutional 0.110%	2,871,472	2,871,472

Total Short-Term Investment (Cost $2,871,472)		2,871,472

TOTAL INVESTMENTS - 100.3% (Cost $181,403,633)		185,710,803

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(598,994)

NET ASSETS - 100.0%		$185,111,809

Notes to Schedule of Investments

(a)	As of June 30, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	42.7%
Consumer, Non-Cyclical	16.0%
Technology	7.7%
Industrial	7.1%
Energy	6.8%
Consumer, Cyclical	6.5%
Communications	5.5%
Utilities	4.8%
Others (each less than 3.0%)	3.2%

	100.3%
Other Assets & Liabilities, Net	(0.3%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-7

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$182,839,331	$-	$182,839,331	$-
	Short-Term Investment	2,871,472	2,871,472	-	-

	Total	$185,710,803	$2,871,472	$182,839,331	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-8

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 29.3%

Basic Materials - 0.7%

Air Products & Chemicals Inc 3.350% due 07/31/24	$100,000	$109,384
Albemarle Corp 5.450% due 12/01/44	50,000	52,672
Celanese US Holdings LLC 4.625% due 11/15/22	30,000	31,866
DuPont de Nemours Inc
2.169% due 05/01/23	400,000	407,668
4.493% due 11/15/25	100,000	115,175
4.725% due 11/15/28	150,000	180,477
5.319% due 11/15/38	65,000	82,135
5.419% due 11/15/48	75,000	99,625
Eastman Chemical Co
3.800% due 03/15/25	100,000	108,636
4.650% due 10/15/44	50,000	57,575
4.800% due 09/01/42	100,000	117,010
Ecolab Inc
2.375% due 08/10/22	200,000	208,056
4.350% due 12/08/21	82,000	86,709
Fibria Overseas Finance Ltd (Brazil)
4.000% due 01/14/25	50,000	51,633
5.500% due 01/17/27	50,000	54,053
FMC Corp 4.100% due 02/01/24	50,000	54,031
Georgia-Pacific LLC 8.875% due 05/15/31	100,000	160,331
Huntsman International LLC 4.500% due 05/01/29	45,000	47,411
International Paper Co
4.350% due 08/15/48	100,000	118,144
6.000% due 11/15/41	200,000	264,022
7.500% due 08/15/21	13,000	13,939
Kinross Gold Corp (Canada) 5.950% due 03/15/24	100,000	112,497
LYB International Finance III LLC
3.375% due 05/01/30	250,000	268,171
4.200% due 05/01/50	300,000	324,492
LyondellBasell Industries NV 4.625% due 02/26/55	75,000	84,133
Newmont Corp
2.250% due 10/01/30	65,000	66,005
5.875% due 04/01/35	100,000	139,456
Nucor Corp
2.000% due 06/01/25	250,000	259,857
4.000% due 08/01/23	25,000	27,164
4.125% due 09/15/22	50,000	53,258
5.200% due 08/01/43	25,000	32,113
Nutrien Ltd (Canada)
1.900% due 05/13/23	15,000	15,490
2.950% due 05/13/30	50,000	53,094
4.200% due 04/01/29	55,000	63,859
5.250% due 01/15/45	145,000	179,692
PPG Industries Inc 2.800% due 08/15/29	50,000	53,375
Praxair Inc 2.200% due 08/15/22	100,000	103,513
Rio Tinto Finance USA Ltd (Australia) 7.125% due 07/15/28	50,000	70,168
Rio Tinto Finance USA PLC (Australia) 4.750% due 03/22/42	200,000	268,999
RPM International Inc 5.250% due 06/01/45	50,000	56,444
Southern Copper Corp (Peru)
5.250% due 11/08/42	150,000	178,198
7.500% due 07/27/35	50,000	70,151

	Principal Amount	Value
Steel Dynamics Inc
2.400% due 06/15/25	$15,000	$15,467
3.250% due 01/15/31	40,000	40,740
Teck Resources Ltd (Canada) 3.900% due 07/15/30 ~	250,000	249,956
The Dow Chemical Co
4.250% due 10/01/34	200,000	223,485
4.800% due 05/15/49	65,000	77,689
The Mosaic Co 5.450% due 11/15/33	163,000	173,205
The Sherwin-Williams Co
3.125% due 06/01/24	25,000	26,894
3.450% due 06/01/27	60,000	67,204
3.950% due 01/15/26	150,000	169,432
4.000% due 12/15/42	50,000	53,637
4.500% due 06/01/47	29,000	35,346
Vale Overseas Ltd (Brazil)
6.875% due 11/21/36	150,000	196,619
8.250% due 01/17/34	100,000	140,875
Westlake Chemical Corp 4.375% due 11/15/47	100,000	99,100

		6,470,330

Communications - 2.9%

Alibaba Group Holding Ltd (China) 3.600% due 11/28/24	200,000	218,270
Alphabet Inc 1.998% due 08/15/26	200,000	214,970
Amazon.com Inc
0.800% due 06/03/25	565,000	568,904
1.500% due 06/03/30	85,000	86,395
2.400% due 02/22/23	200,000	210,292
2.500% due 06/03/50	40,000	40,666
2.700% due 06/03/60	300,000	306,374
3.300% due 12/05/21	100,000	103,895
3.875% due 08/22/37	195,000	241,685
4.050% due 08/22/47	70,000	91,433
4.250% due 08/22/57	100,000	134,332
5.200% due 12/03/25	50,000	61,419
America Movil SAB de CV (Mexico)
2.875% due 05/07/30	200,000	211,485
6.375% due 03/01/35	125,000	182,486
AT&T Inc
2.300% due 06/01/27	550,000	568,736
2.750% due 06/01/31	100,000	103,688
2.950% due 07/15/26	40,000	43,324
3.200% due 03/01/22	35,000	36,531
3.500% due 06/01/41	100,000	105,404
3.600% due 02/17/23	500,000	537,060
3.650% due 06/01/51	350,000	366,816
3.800% due 03/01/24	50,000	54,981
3.850% due 06/01/60	45,000	47,939
3.950% due 01/15/25	45,000	50,370
4.125% due 02/17/26	300,000	342,131
4.250% due 03/01/27	100,000	114,290
4.300% due 12/15/42	393,000	440,747
4.350% due 03/01/29	150,000	174,983
4.350% due 06/15/45	177,000	199,421
4.500% due 05/15/35	90,000	106,886
4.550% due 03/09/49	100,000	118,053
4.850% due 03/01/39	70,000	84,510
5.150% due 03/15/42	200,000	249,907
5.150% due 11/15/46	100,000	125,945
5.350% due 09/01/40	161,000	202,615
5.450% due 03/01/47	50,000	65,503
5.700% due 03/01/57	50,000	68,612
6.000% due 08/15/40	50,000	67,413
6.100% due 07/15/40	50,000	66,478
6.200% due 03/15/40	50,000	67,055
6.375% due 03/01/41	50,000	71,004

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-9

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Baidu Inc (China) 2.875% due 07/06/22	$300,000	$307,725
Bell Canada Inc (Canada) 4.464% due 04/01/48	65,000	82,487
Booking Holdings Inc
3.600% due 06/01/26	50,000	54,900
4.625% due 04/13/30	200,000	234,363
British Telecommunications PLC (United Kingdom)
5.125% due 12/04/28	200,000	247,495
9.625% due 12/15/30	50,000	81,822
Charter Communications Operating LLC
3.750% due 02/15/28	100,000	109,167
4.200% due 03/15/28	200,000	224,347
4.500% due 02/01/24	100,000	110,714
4.464% due 07/23/22	100,000	106,657
4.908% due 07/23/25	150,000	172,122
5.125% due 07/01/49	100,000	115,631
5.375% due 05/01/47	50,000	59,109
6.384% due 10/23/35	70,000	92,531
6.484% due 10/23/45	165,000	219,992
6.834% due 10/23/55	50,000	67,505
Cisco Systems Inc
1.850% due 09/20/21	100,000	101,803
2.600% due 02/28/23	50,000	52,708
2.950% due 02/28/26	50,000	56,518
3.000% due 06/15/22	60,000	63,203
Comcast Corp
1.950% due 01/15/31	140,000	142,918
2.350% due 01/15/27	40,000	42,777
2.800% due 01/15/51	55,000	56,498
3.000% due 02/01/24	100,000	107,613
3.100% due 04/01/25	100,000	110,014
3.300% due 02/01/27	100,000	112,280
3.400% due 07/15/46	55,000	61,051
3.700% due 04/15/24	85,000	94,376
3.750% due 04/01/40	155,000	182,968
3.950% due 10/15/25	100,000	114,676
3.999% due 11/01/49	211,000	255,165
4.000% due 08/15/47	100,000	120,821
4.049% due 11/01/52	97,000	119,306
4.150% due 10/15/28	95,000	114,369
4.250% due 10/15/30	420,000	514,653
4.400% due 08/15/35	77,000	95,576
4.600% due 10/15/38	85,000	108,386
4.600% due 08/15/45	77,000	99,267
4.700% due 10/15/48	325,000	436,920
4.750% due 03/01/44	300,000	402,261
4.950% due 10/15/58	80,000	114,073
Corning Inc
4.375% due 11/15/57	100,000	115,614
4.700% due 03/15/37	50,000	59,093
5.350% due 11/15/48	100,000	132,369
Deutsche Telekom International Finance BV (Germany) 8.750% due 06/15/30	185,000	288,363
Discovery Communications LLC
3.450% due 03/15/25	100,000	109,279
3.800% due 03/13/24	100,000	107,293
3.950% due 03/20/28	60,000	67,078
4.950% due 05/15/42	100,000	114,068
5.200% due 09/20/47	30,000	34,943
E*TRADE Financial Corp
3.800% due 08/24/27	15,000	16,658
4.500% due 06/20/28	50,000	57,886
eBay Inc
1.900% due 03/11/25	50,000	51,688
2.700% due 03/11/30	100,000	105,326
2.750% due 01/30/23	50,000	52,297
3.600% due 06/05/27	50,000	56,505

	Principal Amount	Value
Expedia Group Inc
3.800% due 02/15/28	$50,000	$48,078
4.500% due 08/15/24	200,000	207,558
FOX Corp
3.050% due 04/07/25	150,000	162,495
5.576% due 01/25/49	200,000	282,070
JD.com Inc (China) 4.125% due 01/14/50	200,000	213,402
Juniper Networks Inc 3.750% due 08/15/29	100,000	111,984
Motorola Solutions Inc
3.500% due 03/01/23	150,000	159,386
4.600% due 02/23/28	100,000	113,784
NBCUniversal Media LLC 2.875% due 01/15/23	75,000	80,120
Omnicom Group Inc
3.600% due 04/15/26	50,000	55,838
3.625% due 05/01/22	100,000	105,514
Orange SA (France)
5.375% due 01/13/42	150,000	210,612
9.000% due 03/01/31	50,000	81,620
Rogers Communications Inc (Canada)
4.300% due 02/15/48	85,000	101,187
4.350% due 05/01/49	75,000	92,004
4.500% due 03/15/43	25,000	29,757
5.000% due 03/15/44	100,000	128,022
T-Mobile USA Inc
2.550% due 02/15/31 ~	300,000	301,806
3.500% due 04/15/25 ~	200,000	218,379
3.875% due 04/15/30 ~	300,000	334,933
4.500% due 04/15/50 ~	200,000	236,090
TD Ameritrade Holding Corp
2.950% due 04/01/22	100,000	104,065
3.750% due 04/01/24	50,000	55,230
Telefonica Emisiones SA (Spain)
5.213% due 03/08/47	150,000	188,345
7.045% due 06/20/36	150,000	218,489
Telefonica Europe BV (Spain) 8.250% due 09/15/30	250,000	385,160
TELUS Corp (Canada) 4.600% due 11/16/48	100,000	122,321
The Walt Disney Co
1.650% due 09/01/22	20,000	20,474
1.750% due 08/30/24	50,000	51,853
1.750% due 01/13/26	70,000	72,114
2.000% due 09/01/29	35,000	36,006
2.200% due 01/13/28	350,000	365,923
2.650% due 01/13/31	60,000	63,732
2.750% due 09/01/49	45,000	43,992
3.375% due 11/15/26	200,000	225,755
3.600% due 01/13/51	50,000	55,861
4.700% due 03/23/50	200,000	261,957
5.400% due 10/01/43	100,000	136,038
6.400% due 12/15/35	39,000	58,627
6.650% due 11/15/37	150,000	225,071
Thomson Reuters Corp (Canada)
5.650% due 11/23/43	150,000	203,425
5.850% due 04/15/40	25,000	31,155
Time Warner Cable LLC
5.875% due 11/15/40	150,000	185,321
6.550% due 05/01/37	100,000	131,665
6.750% due 06/15/39	50,000	66,579
7.300% due 07/01/38	150,000	208,161
TWDC Enterprises 18 Corp
2.350% due 12/01/22	100,000	104,142
2.750% due 08/16/21	50,000	51,245
Verizon Communications Inc
3.150% due 03/22/30	500,000	566,336
3.376% due 02/15/25	200,000	222,099
4.000% due 03/22/50	250,000	316,193

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-10

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
4.125% due 03/16/27	$300,000	$353,850
4.272% due 01/15/36	57,000	70,652
4.522% due 09/15/48	309,000	409,051
5.150% due 09/15/23	150,000	170,837
5.250% due 03/16/37	483,000	654,471
5.500% due 03/16/47	75,000	111,314
ViacomCBS Inc
2.900% due 01/15/27	50,000	52,554
3.375% due 02/15/28	55,000	58,475
3.875% due 04/01/24	100,000	107,726
4.200% due 05/19/32	300,000	333,602
4.375% due 03/15/43	70,000	73,280
5.900% due 10/15/40	50,000	60,800
6.875% due 04/30/36	100,000	135,598
7.875% due 07/30/30	100,000	144,601
Vodafone Group PLC (United Kingdom)
3.750% due 01/16/24	45,000	49,178
5.000% due 05/30/38	40,000	50,321
5.125% due 06/19/59	100,000	132,096
5.250% due 05/30/48	75,000	98,844
6.150% due 02/27/37	150,000	210,427
7.875% due 02/15/30	50,000	72,786
WPP Finance 2010 (United Kingdom) 3.625% due 09/07/22	100,000	104,038

		25,994,709

Consumer, Cyclical - 1.6%

American Airlines Pass-Through Trust ‘AA’ 3.200% due 12/15/29	124,800	117,920
American Honda Finance Corp
1.700% due 09/09/21	100,000	101,476
2.900% due 02/16/24	250,000	266,542
3.375% due 12/10/21	25,000	25,969
3.625% due 10/10/23	25,000	27,183
Aptiv Corp 4.150% due 03/15/24	40,000	42,720
Aptiv PLC
4.250% due 01/15/26	50,000	55,296
4.400% due 10/01/46	100,000	96,912
AutoNation Inc 4.500% due 10/01/25	100,000	107,656
AutoZone Inc 3.750% due 06/01/27	100,000	112,214
Best Buy Co Inc 4.450% due 10/01/28	50,000	58,040
BorgWarner Inc 2.650% due 07/01/27	25,000	25,638
Choice Hotels International Inc 3.700% due 12/01/29	25,000	25,122
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	20,235	18,501
Costco Wholesale Corp
1.375% due 06/20/27	200,000	204,666
1.750% due 04/20/32	200,000	203,779
Daimler Finance North America LLC (Germany) 8.500% due 01/18/31	50,000	76,223
Darden Restaurants Inc 3.850% due 05/01/27	130,000	133,603
Delta Air Lines Pass Through Trust “AA”
2.000% due 12/10/29	50,000	47,859
3.204% due 10/25/25	25,000	25,058
Dollar General Corp
3.250% due 04/15/23	50,000	53,407
3.875% due 04/15/27	50,000	57,516
4.150% due 11/01/25	25,000	28,981

	Principal Amount	Value
Dollar Tree Inc
3.700% due 05/15/23	$45,000	$48,190
4.200% due 05/15/28	45,000	52,401
General Motors Co
4.200% due 10/01/27	50,000	50,970
5.400% due 04/01/48	50,000	49,487
6.125% due 10/01/25	250,000	281,265
6.250% due 10/02/43	100,000	106,369
6.750% due 04/01/46	25,000	27,282
General Motors Financial Co Inc
3.500% due 11/07/24	100,000	101,455
3.550% due 07/08/22	350,000	358,995
3.600% due 06/21/30	350,000	340,524
3.700% due 05/09/23	200,000	206,098
3.950% due 04/13/24	100,000	103,502
4.000% due 10/06/26	50,000	51,945
4.150% due 06/19/23	250,000	261,414
4.200% due 11/06/21	100,000	102,575
Hasbro Inc
3.500% due 09/15/27	30,000	31,171
3.900% due 11/19/29	100,000	104,312
Hyatt Hotels Corp 4.850% due 03/15/26	25,000	26,324
Kohl’s Corp
3.250% due 02/01/23	100,000	97,552
4.250% due 07/17/25	50,000	48,791
5.550% due 07/17/45	50,000	44,773
Las Vegas Sands Corp
2.900% due 06/25/25	30,000	29,149
3.200% due 08/08/24	45,000	44,833
3.500% due 08/18/26	30,000	29,940
3.900% due 08/08/29	40,000	39,459
Leggett & Platt Inc 3.800% due 11/15/24	50,000	51,587
Lowe’s Cos Inc
3.120% due 04/15/22	100,000	104,095
3.650% due 04/05/29	35,000	40,159
3.700% due 04/15/46	250,000	280,004
3.875% due 09/15/23	100,000	109,598
4.500% due 04/15/30	250,000	307,240
4.550% due 04/05/49	15,000	19,025
Magna International Inc (Canada) 4.150% due 10/01/25	25,000	28,096
Marriott International Inc 3.125% due 06/15/26	200,000	194,699
McDonald’s Corp
3.350% due 04/01/23	25,000	26,805
3.375% due 05/26/25	100,000	111,022
3.500% due 03/01/27	50,000	56,645
3.600% due 07/01/30	100,000	115,257
3.700% due 02/15/42	200,000	224,583
3.800% due 04/01/28	25,000	29,242
4.200% due 04/01/50	150,000	182,509
4.450% due 09/01/48	10,000	12,376
4.875% due 07/15/40	10,000	12,612
Mohawk Industries Inc 3.625% due 05/15/30	50,000	54,565
NIKE Inc
2.250% due 05/01/23	27,000	28,525
3.375% due 11/01/46	200,000	224,532
3.625% due 05/01/43	25,000	29,223
Nordstrom Inc 4.000% due 10/15/21	250,000	250,062
O’Reilly Automotive Inc
3.800% due 09/01/22	100,000	105,099
4.350% due 06/01/28	100,000	116,723
PACCAR Financial Corp
2.300% due 08/10/22	100,000	103,589
3.400% due 08/09/23	25,000	27,085

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-11

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Ralph Lauren Corp 3.750% due 09/15/25	$50,000	$55,598
Sands China Ltd (Macau) 3.800% due 01/08/26 ~	350,000	361,379
Southwest Airlines Co 5.250% due 05/04/25	65,000	68,639
Starbucks Corp
2.450% due 06/15/26	50,000	53,410
3.500% due 03/01/28	100,000	112,673
3.500% due 11/15/50	200,000	211,114
3.550% due 08/15/29	100,000	114,100
3.750% due 12/01/47	35,000	37,751
4.300% due 06/15/45	35,000	41,032
4.450% due 08/15/49	100,000	121,002
Tapestry Inc 4.125% due 07/15/27	100,000	94,242
Target Corp
2.250% due 04/15/25	500,000	535,461
2.900% due 01/15/22	100,000	104,033
3.375% due 04/15/29	100,000	115,710
3.625% due 04/15/46	25,000	30,370
The Home Depot Inc
2.125% due 09/15/26	100,000	107,618
2.700% due 04/01/23	100,000	105,644
2.700% due 04/15/30	300,000	330,047
3.000% due 04/01/26	25,000	28,126
3.250% due 03/01/22	45,000	47,241
3.350% due 09/15/25	45,000	50,702
3.500% due 09/15/56	55,000	63,919
3.900% due 12/06/28	40,000	47,994
4.200% due 04/01/43	300,000	372,227
4.500% due 12/06/48	100,000	133,132
5.875% due 12/16/36	75,000	112,108
The TJX Cos Inc 3.875% due 04/15/30	250,000	294,325
Toyota Motor Credit Corp
1.150% due 05/26/22	50,000	50,590
1.350% due 08/25/23	50,000	51,031
1.800% due 02/13/25	50,000	51,861
2.150% due 02/13/30	100,000	105,290
2.625% due 01/10/23	100,000	104,803
2.650% due 04/12/22	250,000	259,123
3.200% due 01/11/27	100,000	111,435
3.350% due 01/08/24	100,000	108,487
United Airlines Pass-Through Trust ‘A’
2.875% due 04/07/30	130,177	121,960
3.100% due 01/07/30	43,404	41,822
4.000% due 10/11/27	77,445	71,233
Walgreen Co 3.100% due 09/15/22	75,000	78,631
Walgreens Boots Alliance Inc
3.450% due 06/01/26	30,000	32,521
4.650% due 06/01/46	20,000	21,480
4.800% due 11/18/44	165,000	179,257
Walmart Inc
2.650% due 12/15/24	100,000	108,366
2.850% due 07/08/24	90,000	97,939
2.950% due 09/24/49	500,000	566,047
3.050% due 07/08/26	65,000	73,393
3.250% due 07/08/29	80,000	93,014
3.300% due 04/22/24	300,000	329,890
3.400% due 06/26/23	50,000	54,334
3.700% due 06/26/28	100,000	118,561
3.950% due 06/28/38	25,000	31,852
4.050% due 06/29/48	65,000	85,381
Whirlpool Corp
4.600% due 05/15/50	50,000	56,991
4.750% due 02/26/29	60,000	70,881

	Principal Amount	Value
WW Grainger Inc
1.850% due 02/15/25	$25,000	$26,146
3.750% due 05/15/46	50,000	54,831
4.600% due 06/15/45	20,000	25,144

		14,327,905

Consumer, Non-Cyclical - 5.1%

Abbott Laboratories
2.950% due 03/15/25	100,000	110,094
3.400% due 11/30/23	70,000	76,419
3.750% due 11/30/26	227,000	264,330
4.750% due 11/30/36	100,000	134,672
4.900% due 11/30/46	100,000	143,794
6.150% due 11/30/37	25,000	37,927
AbbVie Inc
2.150% due 11/19/21 ~	115,000	117,158
2.300% due 11/21/22 ~	425,000	439,522
2.600% due 11/21/24 ~	80,000	85,243
2.800% due 03/15/23 ~	25,000	25,957
2.850% due 05/14/23	50,000	52,756
2.950% due 11/21/26 ~	105,000	114,991
3.200% due 11/06/22	70,000	73,553
3.200% due 05/14/26	100,000	111,329
3.200% due 11/21/29 ~	175,000	195,397
3.250% due 10/01/22 ~	100,000	104,666
3.600% due 05/14/25	175,000	194,438
3.800% due 03/15/25 ~	70,000	78,133
4.050% due 11/21/39 ~	70,000	81,297
4.250% due 11/21/49 ~	300,000	361,210
4.300% due 05/14/36	50,000	59,296
4.400% due 11/06/42	125,000	150,931
4.500% due 05/14/35	160,000	197,546
4.625% due 10/01/42 ~	100,000	122,835
4.700% due 05/14/45	50,000	62,717
4.750% due 03/15/45 ~	330,000	410,047
Adventist Health System 3.630% due 03/01/49	15,000	15,268
Advocate Health & Hospitals Corp 3.387% due 10/15/49	50,000	56,063
Aetna Inc
2.750% due 11/15/22	125,000	130,260
2.800% due 06/15/23	25,000	26,359
3.500% due 11/15/24	100,000	108,984
3.875% due 08/15/47	30,000	33,918
4.125% due 11/15/42	100,000	112,663
Altria Group Inc
2.350% due 05/06/25	75,000	79,006
3.400% due 05/06/30	50,000	53,895
3.800% due 02/14/24	40,000	43,764
4.400% due 02/14/26	25,000	28,776
4.450% due 05/06/50	75,000	82,353
4.500% due 05/02/43	100,000	107,734
5.800% due 02/14/39	65,000	81,139
5.950% due 02/14/49	75,000	98,485
6.200% due 02/14/59	30,000	40,136
AmerisourceBergen Corp
3.400% due 05/15/24	100,000	108,309
3.450% due 12/15/27	50,000	56,473
Amgen Inc
1.900% due 02/21/25	35,000	36,594
2.200% due 02/21/27	35,000	36,962
2.300% due 02/25/31	200,000	209,728
2.450% due 02/21/30	50,000	52,965
3.200% due 11/02/27	50,000	56,408
3.375% due 02/21/50	250,000	275,032
3.625% due 05/22/24	100,000	109,719
4.400% due 05/01/45	100,000	124,265
5.150% due 11/15/41	174,000	231,301
6.400% due 02/01/39	225,000	328,277

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-12

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Anheuser-Busch Cos LLC (Belgium)
3.650% due 02/01/26	$500,000	$561,837
4.700% due 02/01/36	275,000	324,568
Anheuser-Busch InBev Finance Inc (Belgium) 4.625% due 02/01/44	300,000	345,253
Anheuser-Busch InBev Worldwide Inc (Belgium)
3.500% due 06/01/30	350,000	394,274
3.750% due 07/15/42	100,000	107,876
4.000% due 04/13/28	80,000	92,372
4.150% due 01/23/25	60,000	68,125
4.375% due 04/15/38	35,000	40,246
4.439% due 10/06/48	200,000	230,698
4.500% due 06/01/50	250,000	299,399
4.600% due 04/15/48	50,000	58,466
4.750% due 01/23/29	55,000	66,490
4.750% due 04/15/58	100,000	121,053
4.900% due 01/23/31	65,000	81,954
5.450% due 01/23/39	65,000	82,203
5.550% due 01/23/49	100,000	134,068
5.800% due 01/23/59	45,000	64,189
Anthem Inc
2.950% due 12/01/22	50,000	52,752
3.300% due 01/15/23	75,000	80,003
3.350% due 12/01/24	400,000	440,089
3.650% due 12/01/27	30,000	34,203
4.375% due 12/01/47	30,000	37,436
4.625% due 05/15/42	100,000	124,783
4.650% due 01/15/43	50,000	62,911
Archer-Daniels-Midland Co
3.750% due 09/15/47	100,000	120,272
4.016% due 04/16/43	50,000	59,251
Ascension Health 3.945% due 11/15/46	70,000	87,776
AstraZeneca PLC (United Kingdom)
2.375% due 06/12/22	100,000	103,578
3.125% due 06/12/27	100,000	111,525
3.375% due 11/16/25	100,000	112,464
4.000% due 09/18/42	25,000	30,529
4.375% due 11/16/45	25,000	32,557
6.450% due 09/15/37	100,000	151,236
Automatic Data Processing Inc 3.375% due 09/15/25	25,000	28,082
Avery Dennison Corp 2.650% due 04/30/30	30,000	30,806
BAT Capital Corp (United Kingdom)
2.764% due 08/15/22	150,000	155,412
2.789% due 09/06/24	35,000	36,924
3.215% due 09/06/26	50,000	53,762
3.222% due 08/15/24	100,000	107,214
3.462% due 09/06/29	50,000	53,288
3.557% due 08/15/27	100,000	108,267
4.390% due 08/15/37	70,000	76,447
4.700% due 04/02/27	200,000	228,878
4.758% due 09/06/49	50,000	55,679
Baxalta Inc
4.000% due 06/23/25	15,000	16,999
5.250% due 06/23/45	9,000	12,245
Baxter International Inc 3.950% due 04/01/30 ~	150,000	178,058
Becton Dickinson & Co
3.125% due 11/08/21	100,000	102,601
3.363% due 06/06/24	50,000	53,940
3.734% due 12/15/24	129,000	142,115
4.669% due 06/06/47	50,000	61,988
Becton Dickinson and Co 2.823% due 05/20/30	70,000	74,294
Bestfoods 7.250% due 12/15/26	200,000	269,010

	Principal Amount	Value
Biogen Inc
2.250% due 05/01/30	$55,000	$55,622
3.150% due 05/01/50	440,000	425,642
Boston Scientific Corp
3.375% due 05/15/22	300,000	313,801
4.000% due 03/01/29	70,000	80,137
4.550% due 03/01/39	50,000	61,529
4.700% due 03/01/49	70,000	89,421
Bristol-Myers Squibb Co
2.600% due 05/16/22 ~	50,000	52,000
2.900% due 07/26/24 ~	85,000	92,056
3.200% due 06/15/26 ~	50,000	56,158
3.250% due 08/15/22 ~	100,000	105,659
3.250% due 02/20/23 ~	50,000	53,249
3.250% due 02/27/27	100,000	114,930
3.250% due 08/01/42	100,000	112,999
3.400% due 07/26/29 ~	380,000	443,233
3.450% due 11/15/27 ~	50,000	57,580
3.900% due 02/20/28 ~	100,000	117,736
4.000% due 08/15/23 ~	100,000	110,370
4.125% due 06/15/39 ~	35,000	44,820
4.250% due 10/26/49 ~	365,000	486,870
4.350% due 11/15/47 ~	50,000	66,584
Brown-Forman Corp 4.500% due 07/15/45	40,000	48,236
Bunge Ltd Finance Corp
3.000% due 09/25/22	55,000	57,367
3.250% due 08/15/26	20,000	20,667
3.750% due 09/25/27	30,000	31,317
California Institute of Technology 3.650% due 09/01/19	20,000	22,172
Campbell Soup Co
2.500% due 08/02/22	100,000	103,063
3.650% due 03/15/23	15,000	16,009
4.150% due 03/15/28	100,000	115,173
4.800% due 03/15/48	20,000	26,333
Cardinal Health Inc
2.616% due 06/15/22	50,000	51,625
3.079% due 06/15/24	50,000	53,287
3.410% due 06/15/27	100,000	112,009
3.750% due 09/15/25	50,000	55,874
4.368% due 06/15/47	50,000	55,734
4.900% due 09/15/45	50,000	58,063
Church & Dwight Co Inc 2.450% due 08/01/22	100,000	104,645
Cigna Corp
2.400% due 03/15/30	120,000	124,657
3.050% due 10/15/27 ~	30,000	32,652
3.200% due 03/15/40	85,000	90,337
3.400% due 09/17/21	40,000	41,362
3.400% due 03/15/50	65,000	70,355
3.750% due 07/15/23	74,000	80,385
3.875% due 10/15/47 ~	50,000	57,628
4.125% due 11/15/25	45,000	51,753
4.375% due 10/15/28	80,000	94,740
4.800% due 08/15/38	60,000	76,147
4.900% due 12/15/48	555,000	734,829
Cintas Corp No 2
2.900% due 04/01/22	50,000	51,993
3.700% due 04/01/27	50,000	56,860
Colgate-Palmolive Co 3.700% due 08/01/47	100,000	128,720
CommonSpirit Health 4.350% due 11/01/42	150,000	155,688
Conagra Brands Inc
3.200% due 01/25/23	79,000	83,277
3.800% due 10/22/21	40,000	41,589
4.300% due 05/01/24	15,000	16,597
4.600% due 11/01/25	35,000	40,390

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-13

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
4.850% due 11/01/28	$45,000	$54,363
5.300% due 11/01/38	50,000	65,366
5.400% due 11/01/48	40,000	55,301
Constellation Brands Inc
2.700% due 05/09/22	200,000	207,508
3.500% due 05/09/27	15,000	16,620
4.250% due 05/01/23	85,000	93,371
4.400% due 11/15/25	35,000	40,503
4.650% due 11/15/28	30,000	35,327
5.250% due 11/15/48	30,000	39,403
CVS Health Corp
2.625% due 08/15/24	30,000	32,051
2.875% due 06/01/26	100,000	108,444
3.000% due 08/15/26	35,000	38,320
3.250% due 08/15/29	65,000	71,941
3.700% due 03/09/23	200,000	214,979
3.750% due 04/01/30	100,000	115,223
3.875% due 07/20/25	200,000	224,749
4.100% due 03/25/25	150,000	169,670
4.125% due 04/01/40	300,000	355,048
4.250% due 04/01/50	200,000	241,643
4.300% due 03/25/28	185,000	216,423
4.780% due 03/25/38	95,000	118,158
5.125% due 07/20/45	105,000	135,450
5.300% due 12/05/43	200,000	261,844
Danaher Corp
3.350% due 09/15/25	30,000	33,487
4.375% due 09/15/45	30,000	38,253
Diageo Capital PLC (United Kingdom)
2.000% due 04/29/30	350,000	362,608
3.875% due 04/29/43	100,000	120,936
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	150,000	156,843
Dignity Health 5.267% due 11/01/64	100,000	119,699
Eli Lilly & Co
3.375% due 03/15/29	65,000	75,256
3.950% due 03/15/49	100,000	128,355
4.150% due 03/15/59	50,000	65,754
Equifax Inc 2.600% due 12/01/24	25,000	26,472
Fomento Economico Mexicano S.A.B. de C.V. (Mexico) 3.500% due 01/16/50	150,000	155,230
General Mills Inc
3.200% due 02/10/27	100,000	113,026
3.700% due 10/17/23	40,000	43,568
4.200% due 04/17/28	50,000	58,960
4.550% due 04/17/38	15,000	18,942
4.700% due 04/17/48	20,000	26,574
5.400% due 06/15/40	45,000	61,480
Gilead Sciences Inc
1.950% due 03/01/22	230,000	235,715
2.950% due 03/01/27	100,000	111,679
3.650% due 03/01/26	100,000	114,530
4.150% due 03/01/47	75,000	95,657
4.400% due 12/01/21	100,000	104,631
4.600% due 09/01/35	45,000	58,851
4.750% due 03/01/46	50,000	67,651
GlaxoSmithKline Capital Inc (United Kingdom)
3.625% due 05/15/25	85,000	95,997
6.375% due 05/15/38	100,000	152,268
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	200,000	208,735
Global Payments Inc 4.000% due 06/01/23	300,000	325,426
Hackensack Meridian Health Inc 4.500% due 07/01/57	100,000	131,428

	Principal Amount	Value
HCA Inc
4.125% due 06/15/29	$35,000	$38,643
4.500% due 02/15/27	60,000	66,942
4.750% due 05/01/23	60,000	65,130
5.125% due 06/15/39	50,000	58,373
5.250% due 04/15/25	70,000	80,499
5.250% due 06/15/26	75,000	86,430
5.250% due 06/15/49	100,000	120,686
5.500% due 06/15/47	75,000	91,508
Humana Inc
3.850% due 10/01/24	100,000	109,925
4.625% due 12/01/42	100,000	122,891
IHS Markit Ltd 4.250% due 05/01/29	85,000	97,382
Ingredion Inc 3.200% due 10/01/26	100,000	108,854
Johnson & Johnson
2.050% due 03/01/23	50,000	52,112
2.450% due 12/05/21	150,000	154,435
2.450% due 03/01/26	50,000	54,786
3.400% due 01/15/38	50,000	59,206
3.500% due 01/15/48	65,000	81,598
3.550% due 03/01/36	25,000	29,565
3.625% due 03/03/37	132,000	157,370
3.700% due 03/01/46	25,000	31,315
3.750% due 03/03/47	50,000	63,303
4.850% due 05/15/41	50,000	71,154
5.950% due 08/15/37	100,000	153,869
Kaiser Foundation Hospitals
3.150% due 05/01/27	225,000	250,241
4.150% due 05/01/47	20,000	26,182
Kellogg Co
3.400% due 11/15/27	100,000	112,399
4.300% due 05/15/28	100,000	117,999
Keurig Dr Pepper Inc
2.550% due 09/15/26	50,000	53,618
3.130% due 12/15/23	50,000	53,788
3.430% due 06/15/27	35,000	38,648
4.420% due 12/15/46	250,000	298,671
Kimberly-Clark Corp
3.050% due 08/15/25	50,000	55,329
3.950% due 11/01/28	10,000	11,955
6.625% due 08/01/37	100,000	158,002
Laboratory Corp of America Holdings
3.600% due 09/01/27	100,000	112,197
4.700% due 02/01/45	50,000	60,981
Massachusetts Institute of Technology 5.600% due 07/01/11	100,000	176,412
McCormick & Co Inc 3.400% due 08/15/27	50,000	55,756
McKesson Corp 3.796% due 03/15/24	300,000	329,219
Mead Johnson Nutrition Co (United Kingdom) 4.600% due 06/01/44	200,000	255,443
Medtronic Inc
2.750% due 04/01/23	50,000	52,865
3.500% due 03/15/25	170,000	191,793
4.625% due 03/15/45	65,000	87,649
Memorial Sloan-Kettering Cancer Center 2.955% due 01/01/50	55,000	59,628
Merck & Co Inc
0.750% due 02/24/26	350,000	349,999
2.400% due 09/15/22	100,000	104,384
3.400% due 03/07/29	200,000	230,890
3.600% due 09/15/42	300,000	358,077
4.150% due 05/18/43	100,000	128,795
Molson Coors Beverage Co
2.100% due 07/15/21	35,000	35,436
4.200% due 07/15/46	40,000	38,971
5.000% due 05/01/42	100,000	106,487

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-14

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Mondelez International Inc
3.625% due 02/13/26	$100,000	$113,058
4.125% due 05/07/28	100,000	118,821
Moody’s Corp
2.750% due 12/15/21	50,000	51,476
4.875% due 02/15/24	50,000	56,515
4.875% due 12/17/48	50,000	66,360
Mount Sinai Hospitals Group Inc 3.981% due 07/01/48	50,000	55,196
Mylan NV 3.950% due 06/15/26	100,000	111,892
Northwell Healthcare Inc 3.809% due 11/01/49	100,000	104,010
Northwestern University 3.662% due 12/01/57	25,000	31,093
Novartis Capital Corp (Switzerland)
2.400% due 05/17/22	50,000	51,898
2.400% due 09/21/22	75,000	78,225
3.000% due 11/20/25	100,000	111,141
3.100% due 05/17/27	30,000	33,682
3.400% due 05/06/24	150,000	165,120
4.000% due 11/20/45	100,000	127,055
NYU Langone Hospitals 4.368% due 07/01/47	25,000	28,329
Partners Healthcare System Inc 3.342% due 07/01/60	30,000	32,457
PayPal Holdings Inc
1.350% due 06/01/23	35,000	35,754
1.650% due 06/01/25	65,000	67,359
2.300% due 06/01/30	55,000	57,280
3.250% due 06/01/50	65,000	71,122
PepsiCo Inc
0.750% due 05/01/23	85,000	85,877
1.625% due 05/01/30	60,000	61,255
2.250% due 05/02/22	50,000	51,748
2.375% due 10/06/26	55,000	60,177
2.750% due 03/01/23	100,000	106,219
2.750% due 04/30/25	100,000	109,191
2.750% due 03/19/30	500,000	557,809
3.100% due 07/17/22	50,000	52,572
3.450% due 10/06/46	60,000	69,389
3.500% due 07/17/25	50,000	56,490
3.600% due 03/01/24	71,000	78,180
3.625% due 03/19/50	250,000	304,895
4.000% due 05/02/47	35,000	44,138
4.600% due 07/17/45	35,000	47,306
Pfizer Inc
0.800% due 05/28/25	30,000	30,003
2.200% due 12/15/21	50,000	51,378
2.550% due 05/28/40	25,000	26,006
2.625% due 04/01/30	250,000	275,376
2.700% due 05/28/50	25,000	25,859
3.000% due 09/15/21	40,000	41,309
3.000% due 12/15/26	100,000	113,052
3.200% due 09/15/23	50,000	53,968
3.400% due 05/15/24	150,000	166,337
3.600% due 09/15/28	100,000	117,868
3.900% due 03/15/39	25,000	30,884
4.100% due 09/15/38	50,000	62,274
4.200% due 09/15/48	35,000	45,584
Philip Morris International Inc
2.125% due 05/10/23	25,000	26,155
2.625% due 02/18/22	25,000	25,800
3.250% due 11/10/24	125,000	138,436
3.375% due 08/11/25	50,000	55,753
4.250% due 11/10/44	30,000	36,327
4.500% due 03/20/42	200,000	243,585
6.375% due 05/16/38	100,000	150,840
President & Fellows of Harvard College 4.875% due 10/15/40	100,000	140,095

	Principal Amount	Value
Providence St Joseph Health Obligated Group 3.930% due 10/01/48	$35,000	$41,088
Quest Diagnostics Inc
2.800% due 06/30/31	70,000	73,535
2.950% due 06/30/30	55,000	58,605
RELX Capital Inc (United Kingdom)
3.500% due 03/16/23	60,000	64,007
4.000% due 03/18/29	100,000	116,280
Reynolds American Inc (United Kingdom) 6.150% due 09/15/43	300,000	373,333
RWJ Barnabas Health Inc 3.477% due 07/01/49	25,000	26,436
S&P Global Inc
4.000% due 06/15/25	50,000	57,409
4.400% due 02/15/26	100,000	117,857
Sanofi (France) 3.375% due 06/19/23	100,000	108,284
Shire Acquisitions Investments Ireland DAC 3.200% due 09/23/26	250,000	277,530
SSM Health Care Corp 3.688% due 06/01/23	50,000	53,728
Stryker Corp
1.150% due 06/15/25	250,000	251,831
4.100% due 04/01/43	100,000	118,898
Sysco Corp
2.500% due 07/15/21	35,000	35,611
2.600% due 06/12/22	100,000	103,114
3.250% due 07/15/27	50,000	52,928
3.550% due 03/15/25	50,000	53,756
3.750% due 10/01/25	25,000	27,404
4.450% due 03/15/48	50,000	55,737
4.500% due 04/01/46	25,000	27,183
4.850% due 10/01/45	15,000	17,428
Takeda Pharmaceutical Co Ltd (Japan)
4.400% due 11/26/23	100,000	111,264
5.000% due 11/26/28	100,000	123,439
The Clorox Co 3.800% due 11/15/21	100,000	104,292
The Coca-Cola Co
2.125% due 09/06/29	100,000	106,607
2.500% due 04/01/23	200,000	212,256
2.550% due 06/01/26	100,000	110,604
2.875% due 10/27/25	50,000	55,654
2.950% due 03/25/25	200,000	220,533
3.300% due 09/01/21	100,000	103,469
4.200% due 03/25/50	150,000	197,462
The Estee Lauder Cos Inc
2.000% due 12/01/24	10,000	10,545
2.375% due 12/01/29	10,000	10,723
3.125% due 12/01/49	15,000	16,507
3.150% due 03/15/27	50,000	55,902
4.150% due 03/15/47	30,000	37,978
The George Washington University 4.300% due 09/15/44	50,000	60,006
The Georgetown University 2.943% due 04/01/50	25,000	24,526
The Hershey Co
2.300% due 08/15/26	50,000	54,095
3.375% due 05/15/23	50,000	54,028
The JM Smucker Co
2.375% due 03/15/30	65,000	66,490
3.550% due 03/15/50	50,000	51,802
The Johns Hopkins Health System Corp 3.837% due 05/15/46	50,000	60,314
The Kroger Co
2.800% due 08/01/22	100,000	104,469
3.500% due 02/01/26	50,000	56,475
3.950% due 01/15/50	100,000	114,921
4.650% due 01/15/48	100,000	126,295
5.150% due 08/01/43	25,000	31,884

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-15

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
The Leland Stanford Junior University 3.647% due 05/01/48	$125,000	$159,538
The New York and Presbyterian Hospital 3.954% due 08/01/19	35,000	37,503
The Procter & Gamble Co
2.300% due 02/06/22	100,000	103,289
3.000% due 03/25/30	100,000	114,734
3.550% due 03/25/40	100,000	120,867
3.600% due 03/25/50	200,000	249,708
The Toledo Hospital
5.750% due 11/15/38	50,000	58,431
6.015% due 11/15/48	50,000	56,413
The Trustees of Princeton University 5.700% due 03/01/39	50,000	78,060
The University of Chicago 2.761% due 04/01/45	10,000	10,438
Thermo Fisher Scientific Inc
2.950% due 09/19/26	30,000	33,210
3.000% due 04/15/23	70,000	74,166
3.650% due 12/15/25	100,000	113,125
4.150% due 02/01/24	100,000	111,019
5.300% due 02/01/44	100,000	141,408
Tyson Foods Inc
2.250% due 08/23/21	15,000	15,202
4.000% due 03/01/26	15,000	17,180
4.350% due 03/01/29	20,000	23,513
4.500% due 06/15/22	300,000	319,105
5.100% due 09/28/48	10,000	13,021
Unilever Capital Corp (United Kingdom)
2.200% due 05/05/22	100,000	102,992
5.900% due 11/15/32	50,000	72,335
UnitedHealth Group Inc
2.000% due 05/15/30	55,000	57,644
2.375% due 08/15/24	70,000	74,530
2.875% due 08/15/29	75,000	83,779
2.900% due 05/15/50	300,000	320,102
3.500% due 06/15/23	50,000	54,382
3.500% due 02/15/24	20,000	22,020
3.500% due 08/15/39	60,000	69,845
3.700% due 12/15/25	20,000	22,961
3.700% due 08/15/49	65,000	77,008
3.750% due 07/15/25	75,000	85,554
3.850% due 06/15/28	100,000	118,374
3.875% due 12/15/28	25,000	29,973
3.875% due 08/15/59	100,000	122,713
4.250% due 06/15/48	50,000	63,998
4.450% due 12/15/48	25,000	32,805
4.750% due 07/15/45	50,000	67,428
6.875% due 02/15/38	250,000	393,550
University of Notre Dame du Lac 3.394% due 02/15/48	50,000	59,386
University of Southern California
2.805% due 10/01/50	50,000	53,722
3.028% due 10/01/39	50,000	54,633
Upjohn Inc 3.850% due 06/22/40 ~	400,000	430,482
Verisk Analytics Inc 4.125% due 09/12/22	100,000	107,060
Wyeth LLC
5.950% due 04/01/37	50,000	73,064
6.500% due 02/01/34	100,000	155,692
Zimmer Biomet Holdings Inc
3.375% due 11/30/21	100,000	103,127
3.550% due 04/01/25	170,000	185,023
Zoetis Inc 3.250% due 02/01/23	300,000	316,877

		45,846,463

	Principal Amount	Value
Energy - 2.2%

Baker Hughes a GE Co LLC
2.773% due 12/15/22	$50,000	$52,218
3.337% due 12/15/27	100,000	106,596
4.080% due 12/15/47	50,000	52,071
Baker Hughes Holdings LLC 5.125% due 09/15/40	50,000	60,378
Boardwalk Pipelines LP 4.950% due 12/15/24	100,000	107,202
BP Capital Markets America Inc
2.112% due 09/16/21	200,000	203,683
2.750% due 05/10/23	250,000	264,378
3.000% due 02/24/50	150,000	148,125
3.119% due 05/04/26	25,000	27,282
3.224% due 04/14/24	100,000	107,822
3.588% due 04/14/27	100,000	110,652
3.790% due 02/06/24	55,000	60,233
4.234% due 11/06/28	100,000	116,252
Burlington Resources LLC 7.400% due 12/01/31	100,000	147,717
Canadian Natural Resources Ltd (Canada)
2.050% due 07/15/25	300,000	300,952
2.950% due 01/15/23	50,000	51,606
3.800% due 04/15/24	43,000	45,678
3.850% due 06/01/27	50,000	53,506
4.950% due 06/01/47	25,000	27,408
6.750% due 02/01/39	90,000	109,823
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/29 ~	60,000	61,553
Chevron Corp
1.141% due 05/11/23	200,000	203,531
1.554% due 05/11/25	35,000	35,978
1.995% due 05/11/27	350,000	366,813
2.236% due 05/11/30	25,000	26,204
2.566% due 05/16/23	100,000	105,506
2.954% due 05/16/26	100,000	110,843
2.978% due 05/11/40	15,000	16,077
3.326% due 11/17/25	50,000	56,027
CNOOC Finance Ltd (China) 3.000% due 05/09/23	200,000	208,940
Concho Resources Inc
4.300% due 08/15/28	150,000	164,865
4.375% due 01/15/25	50,000	51,613
4.850% due 08/15/48	50,000	56,507
ConocoPhillips Co
4.950% due 03/15/26	50,000	60,008
6.950% due 04/15/29	100,000	139,435
Devon Energy Corp
5.000% due 06/15/45	105,000	94,171
5.850% due 12/15/25	50,000	55,235
Diamondback Energy Inc
2.875% due 12/01/24	65,000	65,173
3.500% due 12/01/29	100,000	96,798
Ecopetrol SA (Colombia)
5.375% due 06/26/26	85,000	89,330
5.875% due 09/18/23	50,000	53,682
5.875% due 05/28/45	200,000	210,169
Enable Midstream Partners LP 4.400% due 03/15/27	200,000	184,533
Enbridge Energy Partners LP 7.500% due 04/15/38	50,000	68,791
Enbridge Inc (Canada)
2.500% due 01/15/25	50,000	51,988
2.900% due 07/15/22	100,000	103,785
3.700% due 07/15/27	100,000	110,487
4.500% due 06/10/44	150,000	168,429
Energy Transfer Operating LP
2.900% due 05/15/25	40,000	41,005
3.750% due 05/15/30	310,000	306,951

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-16

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
4.050% due 03/15/25	$100,000	$106,487
4.200% due 04/15/27	100,000	104,774
4.900% due 02/01/24	100,000	108,184
5.000% due 05/15/50	100,000	94,837
5.250% due 04/15/29	25,000	27,301
5.300% due 04/15/47	100,000	96,848
5.950% due 10/01/43	100,000	102,435
6.125% due 12/15/45	200,000	208,506
6.500% due 02/01/42	100,000	108,175
Enterprise Products Operating LLC
3.125% due 07/31/29	100,000	107,224
3.500% due 02/01/22	25,000	26,074
4.150% due 10/16/28	50,000	57,204
4.200% due 01/31/50	450,000	500,070
4.250% due 02/15/48	25,000	27,283
4.800% due 02/01/49	50,000	59,387
5.375% due 02/15/78	50,000	44,837
6.125% due 10/15/39	115,000	146,341
6.875% due 03/01/33	150,000	199,265
Equinor ASA (Norway)
2.375% due 05/22/30	125,000	130,090
2.450% due 01/17/23	100,000	104,685
3.950% due 05/15/43	300,000	349,269
Exxon Mobil Corp
1.571% due 04/15/23	600,000	615,692
1.902% due 08/16/22	20,000	20,648
2.019% due 08/16/24	50,000	52,241
2.440% due 08/16/29	50,000	53,101
2.610% due 10/15/30	250,000	267,113
2.995% due 08/16/39	50,000	53,074
3.043% due 03/01/26	150,000	164,969
3.176% due 03/15/24	200,000	216,423
3.452% due 04/15/51	200,000	223,011
4.114% due 03/01/46	65,000	78,903
4.327% due 03/19/50	300,000	377,537
Halliburton Co
3.250% due 11/15/21	100,000	102,201
3.800% due 11/15/25	15,000	16,258
4.850% due 11/15/35	50,000	52,643
5.000% due 11/15/45	42,000	43,453
7.450% due 09/15/39	25,000	32,315
Hess Corp
4.300% due 04/01/27	50,000	51,791
5.600% due 02/15/41	50,000	52,516
5.800% due 04/01/47	50,000	54,325
7.125% due 03/15/33	50,000	58,412
Husky Energy Inc (Canada) 3.950% due 04/15/22	100,000	102,211
Kinder Morgan Energy Partners LP
3.950% due 09/01/22	100,000	105,479
4.150% due 02/01/24	100,000	108,503
Kinder Morgan Inc
5.300% due 12/01/34	70,000	81,493
5.550% due 06/01/45	350,000	425,466
Magellan Midstream Partners LP
4.200% due 10/03/47	50,000	51,881
4.250% due 09/15/46	70,000	73,370
5.000% due 03/01/26	50,000	57,634
Marathon Oil Corp
2.800% due 11/01/22	100,000	100,145
3.850% due 06/01/25	50,000	50,458
4.400% due 07/15/27	100,000	98,198
5.200% due 06/01/45	50,000	46,659
Marathon Petroleum Corp
3.800% due 04/01/28	30,000	31,818
4.500% due 04/01/48	25,000	25,675
4.750% due 12/15/23	150,000	164,783
5.125% due 12/15/26	50,000	57,579
6.500% due 03/01/41	100,000	124,228

	Principal Amount	Value
MPLX LP
3.375% due 03/15/23	$25,000	$26,146
4.250% due 12/01/27	250,000	271,414
4.500% due 04/15/38	30,000	30,026
4.700% due 04/15/48	45,000	46,277
4.875% due 12/01/24	250,000	277,825
4.900% due 04/15/58	15,000	15,114
National Oilwell Varco Inc
2.600% due 12/01/22	29,000	29,208
3.950% due 12/01/42	100,000	83,836
Nexen Inc (China) 7.500% due 07/30/39	300,000	485,409
Noble Energy Inc
3.850% due 01/15/28	50,000	48,330
5.050% due 11/15/44	150,000	136,488
ONEOK Inc
2.200% due 09/15/25	25,000	24,567
3.100% due 03/15/30	25,000	23,963
4.000% due 07/13/27	130,000	132,123
4.350% due 03/15/29	100,000	105,255
4.500% due 03/15/50	25,000	23,356
4.550% due 07/15/28	50,000	52,482
4.950% due 07/13/47	50,000	48,212
5.200% due 07/15/48	25,000	24,934
ONEOK Partners LP 3.375% due 10/01/22	100,000	103,610
Phillips 66
4.300% due 04/01/22	100,000	106,131
4.650% due 11/15/34	200,000	236,787
Phillips 66 Partners LP
2.450% due 12/15/24	50,000	51,528
3.550% due 10/01/26	50,000	54,259
4.900% due 10/01/46	25,000	27,108
Pioneer Natural Resources Co 4.450% due 01/15/26	50,000	57,900
Plains All American Pipeline LP
4.500% due 12/15/26	150,000	159,093
4.650% due 10/15/25	100,000	106,862
4.700% due 06/15/44	50,000	45,269
Sabine Pass Liquefaction LLC
4.500% due 05/15/30 ~	205,000	226,794
5.625% due 03/01/25	165,000	188,695
Schlumberger Investment SA 3.650% due 12/01/23	42,000	45,187
Shell International Finance BV (Netherlands)
1.750% due 09/12/21	50,000	50,726
2.375% due 08/21/22	100,000	104,379
2.375% due 04/06/25	200,000	212,538
2.500% due 09/12/26	50,000	53,859
2.875% due 05/10/26	100,000	109,688
3.250% due 05/11/25	100,000	110,753
3.625% due 08/21/42	100,000	110,955
3.750% due 09/12/46	50,000	57,145
4.000% due 05/10/46	100,000	118,251
4.125% due 05/11/35	263,000	321,097
Spectra Energy Partners LP 3.375% due 10/15/26	20,000	21,538
Suncor Energy Inc (Canada)
6.800% due 05/15/38	200,000	259,220
4.000% due 11/15/47	70,000	73,340
Sunoco Logistics Partners Operations LP
3.450% due 01/15/23	100,000	103,469
3.900% due 07/15/26	100,000	105,270
TC PipeLines LP 3.900% due 05/25/27	20,000	21,063
The Williams Cos Inc
3.600% due 03/15/22	100,000	103,971
3.700% due 01/15/23	25,000	26,442
3.750% due 06/15/27	50,000	53,365

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-17

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
4.550% due 06/24/24	$85,000	$94,366
5.100% due 09/15/45	100,000	109,658
5.750% due 06/24/44	35,000	40,474
6.300% due 04/15/40	20,000	23,998
Total Capital International SA (France)
2.218% due 07/12/21	30,000	30,504
2.434% due 01/10/25	50,000	53,298
2.829% due 01/10/30	50,000	54,415
3.127% due 05/29/50	100,000	102,370
3.461% due 07/12/49	50,000	54,123
3.700% due 01/15/24	200,000	221,294
Total Capital SA (France) 3.883% due 10/11/28	25,000	29,063
TransCanada PipeLines Ltd (Canada)
2.500% due 08/01/22	100,000	103,311
3.750% due 10/16/23	100,000	108,100
4.100% due 04/15/30	200,000	228,172
4.250% due 05/15/28	50,000	57,554
5.100% due 03/15/49	50,000	63,867
7.625% due 01/15/39	50,000	77,482
Transcontinental Gas Pipe Line Co LLC
3.250% due 05/15/30 ~	25,000	26,753
3.950% due 05/15/50 ~	250,000	268,738
4.000% due 03/15/28	50,000	56,052
4.450% due 08/01/42	150,000	164,641
Valero Energy Corp
3.400% due 09/15/26	100,000	109,540
6.625% due 06/15/37	150,000	198,694
Valero Energy Partners LP 4.375% due 12/15/26	65,000	73,889

		20,181,104

Financial - 10.2%

AerCap Ireland Capital DAC (Ireland)
due 09/15/23 #	150,000	150,128
3.875% due 01/23/28	150,000	135,503
3.950% due 02/01/22	175,000	175,138
Affiliated Managers Group Inc 3.500% due 08/01/25	50,000	54,097
Aflac Inc 3.625% due 06/15/23	200,000	218,899
African Development Bank (Multi-National)
1.625% due 09/16/22	85,000	87,519
3.000% due 12/06/21	120,000	124,698
Air Lease Corp
2.300% due 02/01/25	100,000	95,502
2.625% due 07/01/22	50,000	49,488
2.750% due 01/15/23	100,000	98,782
3.000% due 02/01/30	100,000	92,858
3.250% due 03/01/25	100,000	99,989
3.875% due 07/03/23	150,000	152,021
Aircastle Ltd
4.125% due 05/01/24	30,000	28,389
5.000% due 04/01/23	30,000	29,252
5.500% due 02/15/22	30,000	30,295
Alexandria Real Estate Equities Inc REIT
2.750% due 12/15/29	50,000	53,412
3.375% due 08/15/31	60,000	66,972
3.950% due 01/15/27	25,000	28,064
4.000% due 02/01/50	100,000	122,384
4.500% due 07/30/29	20,000	23,990
Alleghany Corp 4.950% due 06/27/22	100,000	106,622
Ally Financial Inc
3.050% due 06/05/23	65,000	65,944
5.800% due 05/01/25	200,000	223,529
American Campus Communities Operating Partnership LP REIT 4.125% due 07/01/24	100,000	105,197
American Express Co
2.500% due 07/30/24	35,000	37,104

	Principal Amount	Value
2.650% due 12/02/22	$150,000	$157,172
3.000% due 10/30/24	50,000	54,160
3.700% due 08/03/23	100,000	108,886
4.050% due 12/03/42	125,000	151,399
American Express Credit Corp 3.300% due 05/03/27	65,000	73,887
American Financial Group Inc 4.500% due 06/15/47	50,000	51,748
American International Group Inc
3.400% due 06/30/30	100,000	108,549
3.750% due 07/10/25	35,000	38,775
3.875% due 01/15/35	100,000	114,837
4.200% due 04/01/28	100,000	113,923
4.375% due 06/30/50	100,000	115,081
4.375% due 01/15/55	100,000	115,104
4.500% due 07/16/44	100,000	116,810
4.700% due 07/10/35	50,000	61,029
4.800% due 07/10/45	50,000	60,887
American Tower Corp REIT
2.900% due 01/15/30	50,000	53,463
2.950% due 01/15/25	100,000	108,786
3.375% due 10/15/26	100,000	111,314
3.600% due 01/15/28	100,000	111,792
4.700% due 03/15/22	200,000	213,920
Ameriprise Financial Inc 4.000% due 10/15/23	100,000	110,543
Aon Corp 4.500% due 12/15/28	200,000	238,568
Arch Capital Group Ltd 3.635% due 06/30/50	200,000	210,242
Arch Capital Group US Inc 5.144% due 11/01/43	200,000	251,443
Ares Capital Corp
3.250% due 07/15/25	50,000	48,581
3.500% due 02/10/23	50,000	50,336
3.625% due 01/19/22	50,000	50,886
Asian Development Bank (Multi-National)
0.625% due 04/07/22	350,000	352,331
0.625% due 04/29/25	500,000	503,903
1.500% due 10/18/24	150,000	157,016
1.750% due 08/14/26	250,000	267,150
2.000% due 02/16/22	400,000	411,502
2.625% due 01/12/27	200,000	225,155
2.750% due 01/19/28	100,000	115,041
3.125% due 09/26/28	200,000	236,393
Assurant Inc 4.900% due 03/27/28	100,000	109,411
Australia & New Zealand Banking Group Ltd (Australia) 2.625% due 05/19/22	250,000	260,558
AvalonBay Communities Inc REIT
2.450% due 01/15/31	105,000	112,085
2.950% due 09/15/22	35,000	36,461
3.350% due 05/15/27	25,000	27,921
4.150% due 07/01/47	50,000	63,384
AXA SA (France) 8.600% due 12/15/30	75,000	109,014
Banco Santander SA (Spain)
2.706% due 06/27/24	200,000	210,333
3.500% due 04/11/22	300,000	312,101
Bank of America Corp
1.319% due 06/19/26	500,000	501,783
1.486% due 05/19/24	200,000	203,330
2.015% due 02/13/26	100,000	103,478
2.456% due 10/22/25	50,000	52,634
2.496% due 02/13/31	100,000	104,953
2.503% due 10/21/22	150,000	153,607
2.592% due 04/29/31	500,000	530,026
2.816% due 07/21/23	200,000	207,829
2.884% due 10/22/30	50,000	54,135
3.004% due 12/20/23	200,000	210,452

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-18

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
3.248% due 10/21/27	$150,000	$165,526
3.300% due 01/11/23	350,000	372,844
3.366% due 01/23/26	100,000	109,289
3.419% due 12/20/28	169,000	188,330
3.458% due 03/15/25	150,000	162,782
3.500% due 04/19/26	150,000	168,981
3.550% due 03/05/24	100,000	106,895
3.593% due 07/21/28	100,000	112,407
3.824% due 01/20/28	300,000	341,391
3.875% due 08/01/25	100,000	113,355
3.946% due 01/23/49	100,000	121,148
3.950% due 04/21/25	200,000	221,448
3.970% due 03/05/29	100,000	114,699
4.078% due 04/23/40	200,000	244,384
4.083% due 03/20/51	350,000	438,765
4.183% due 11/25/27	100,000	114,195
4.450% due 03/03/26	85,000	97,672
4.750% due 04/21/45	85,000	112,613
6.110% due 01/29/37	250,000	355,819
7.750% due 05/14/38	200,000	328,341
Bank of Montreal (Canada)
1.900% due 08/27/21	100,000	101,802
2.050% due 11/01/22	60,000	62,006
2.350% due 09/11/22	150,000	156,832
3.300% due 02/05/24	100,000	108,574
Barclays Bank PLC (United Kingdom) 1.700% due 05/12/22	400,000	407,151
Barclays PLC (United Kingdom)
2.645% due 06/24/31	200,000	198,958
4.337% due 01/10/28	300,000	333,187
4.375% due 01/12/26	200,000	226,054
4.610% due 02/15/23	190,000	200,106
4.950% due 01/10/47	200,000	263,235
Berkshire Hathaway Finance Corp
4.300% due 05/15/43	200,000	261,369
5.750% due 01/15/40	25,000	37,819
Berkshire Hathaway Inc
3.000% due 02/11/23	50,000	53,463
3.400% due 01/31/22	100,000	104,916
BlackRock Inc
1.900% due 01/28/31	15,000	15,361
2.400% due 04/30/30	45,000	48,619
3.200% due 03/15/27	56,000	63,155
3.250% due 04/30/29	60,000	69,036
Boston Properties LP REIT 3.250% due 01/30/31	150,000	161,707
Brandywine Operating Partnership LP REIT 4.550% due 10/01/29	50,000	52,536
Brighthouse Financial Inc
3.700% due 06/22/27	100,000	102,056
4.700% due 06/22/47	50,000	45,817
Brixmor Operating Partnership LP REIT
3.250% due 09/15/23	100,000	102,292
4.125% due 06/15/26	50,000	52,370
Brookfield Finance Inc (Canada)
4.000% due 04/01/24	50,000	54,280
4.700% due 09/20/47	50,000	57,692
4.850% due 03/29/29	100,000	117,848
Brown & Brown Inc 4.500% due 03/15/29	50,000	53,946
Camden Property Trust REIT
3.150% due 07/01/29	30,000	33,304
4.100% due 10/15/28	20,000	23,552
Canadian Imperial Bank of Commerce (Canada)
2.606% due 07/22/23	50,000	51,702
3.100% due 04/02/24	150,000	160,981
Capital One Financial Corp
3.200% due 02/05/25	200,000	214,286
3.300% due 10/30/24	100,000	107,696

	Principal Amount	Value
3.750% due 07/28/26	$250,000	$273,022
3.750% due 03/09/27	50,000	55,257
3.800% due 01/31/28	200,000	222,512
CBRE Services Inc 4.875% due 03/01/26	100,000	113,976
CC Holdings GS V LLC REIT 3.849% due 04/15/23	100,000	108,089
Chubb INA Holdings Inc
2.700% due 03/13/23	25,000	26,399
3.150% due 03/15/25	100,000	110,571
4.150% due 03/13/43	25,000	32,443
Citigroup Inc
2.312% due 11/04/22	50,000	51,079
2.350% due 08/02/21	150,000	152,922
2.572% due 06/03/31	600,000	620,901
2.666% due 01/29/31	150,000	155,861
2.700% due 10/27/22	100,000	104,486
2.876% due 07/24/23	200,000	208,231
2.976% due 11/05/30	100,000	106,483
3.106% due 04/08/26	600,000	644,438
3.142% due 01/24/23	375,000	387,922
3.400% due 05/01/26	100,000	110,969
3.520% due 10/27/28	100,000	110,256
3.668% due 07/24/28	100,000	111,543
3.750% due 06/16/24	100,000	110,408
3.875% due 03/26/25	100,000	108,992
3.878% due 01/24/39	100,000	116,615
3.887% due 01/10/28	100,000	112,767
4.000% due 08/05/24	50,000	54,553
4.125% due 07/25/28	100,000	113,098
4.300% due 11/20/26	100,000	113,662
4.500% due 01/14/22	60,000	63,604
4.750% due 05/18/46	50,000	64,007
5.300% due 05/06/44	400,000	531,981
6.125% due 08/25/36	100,000	133,458
Citizens Financial Group Inc 2.375% due 07/28/21	300,000	303,864
CME Group Inc
3.000% due 09/15/22	50,000	52,777
3.000% due 03/15/25	50,000	55,232
3.750% due 06/15/28	100,000	120,204
4.150% due 06/15/48	50,000	67,421
CNA Financial Corp
3.450% due 08/15/27	100,000	106,814
4.500% due 03/01/26	50,000	56,631
Comerica Bank 4.000% due 07/27/25	250,000	271,283
Cooperatieve Rabobank UA (Netherlands)
3.375% due 05/21/25	250,000	279,177
5.250% due 05/24/41	200,000	284,273
Corp Andina de Fomento (Multi-National) 2.750% due 01/06/23	200,000	207,162
Council Of Europe Development Bank (Multi-National) 2.625% due 02/13/23	60,000	63,664
Credit Suisse AG (Switzerland)
1.000% due 05/05/23	500,000	502,958
2.100% due 11/12/21	250,000	255,287
Credit Suisse Group Funding Guernsey Ltd (Switzerland)
3.750% due 03/26/25	250,000	275,904
3.800% due 09/15/22	250,000	265,673
Crown Castle International Corp REIT
2.250% due 09/01/21	55,000	55,472
3.150% due 07/15/23	30,000	32,037
3.200% due 09/01/24	35,000	38,023
3.250% due 01/15/51	200,000	200,558
3.650% due 09/01/27	35,000	39,043
3.700% due 06/15/26	35,000	39,066
3.800% due 02/15/28	50,000	56,262

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-19

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
4.000% due 03/01/27	$40,000	$45,521
4.300% due 02/15/29	60,000	69,664
4.450% due 02/15/26	35,000	40,149
4.750% due 05/15/47	25,000	30,968
CubeSmart LP REIT 3.125% due 09/01/26	50,000	53,252
CyrusOne LP REIT 3.450% due 11/15/29	60,000	62,558
Deutsche Bank AG (Germany) 3.700% due 05/30/24	285,000	297,404
Digital Realty Trust LP REIT
3.700% due 08/15/27	50,000	57,065
4.450% due 07/15/28	100,000	119,978
Discover Bank
3.350% due 02/06/23	250,000	263,910
3.450% due 07/27/26	250,000	270,494
Duke Realty LP REIT
2.875% due 11/15/29	40,000	43,694
3.375% due 12/15/27	60,000	67,065
Enstar Group Ltd (Bermuda) 4.950% due 06/01/29	25,000	26,417
EPR Properties REIT 4.750% due 12/15/26	100,000	95,626
Equinix Inc REIT
2.150% due 07/15/30	350,000	347,053
2.625% due 11/18/24	65,000	69,329
5.375% due 05/15/27	50,000	54,666
5.875% due 01/15/26	65,000	68,556
Equitable Holdings Inc 4.350% due 04/20/28	300,000	336,175
ERP Operating LP REIT
2.850% due 11/01/26	70,000	76,133
3.500% due 03/01/28	100,000	113,346
4.500% due 06/01/45	75,000	98,173
4.625% due 12/15/21	60,000	62,884
Essex Portfolio LP REIT
2.650% due 03/15/32	30,000	31,727
3.375% due 04/15/26	50,000	54,324
3.875% due 05/01/24	50,000	54,474
4.000% due 03/01/29	25,000	29,097
European Bank for Reconstruction & Development (Multi-National)
1.875% due 02/23/22	200,000	205,284
2.125% due 03/07/22	200,000	206,188
European Investment Bank (Multi-National)
0.250% due 09/15/23	865,000	864,631
1.375% due 09/15/21	150,000	152,101
1.375% due 05/15/23	125,000	128,990
1.625% due 03/14/25	230,000	242,933
1.625% due 10/09/29	195,000	208,865
2.250% due 03/15/22	200,000	206,878
2.250% due 06/24/24	250,000	268,930
2.375% due 06/15/22	400,000	416,714
2.875% due 08/15/23	450,000	486,675
3.125% due 12/14/23	200,000	219,524
Federal Realty Investment Trust REIT
3.950% due 01/15/24	50,000	53,267
4.500% due 12/01/44	50,000	56,324
Fidelity National Financial Inc
4.500% due 08/15/28	50,000	56,348
3.400% due 06/15/30	200,000	208,590
Fifth Third Bancorp
2.550% due 05/05/27	60,000	64,243
8.250% due 03/01/38	25,000	40,587
Fifth Third Bank 2.875% due 10/01/21	300,000	308,232
Franklin Resources Inc 2.800% due 09/15/22	25,000	26,036
FS KKR Capital Corp 4.125% due 02/01/25	50,000	48,319

	Principal Amount	Value
GE Capital Funding LLC 4.400% due 05/15/30 ~	$200,000	$208,202
GE Capital International Funding Co Unlimited Co 4.418% due 11/15/35	413,000	419,763
Globe Life Inc 4.550% due 09/15/28	50,000	57,877
GLP Capital LP REIT
5.250% due 06/01/25	25,000	27,263
5.375% due 11/01/23	25,000	26,688
5.375% due 04/15/26	50,000	54,760
5.750% due 06/01/28	25,000	27,615
Healthcare Realty Trust REIT 2.400% due 03/15/30	25,000	23,841
Healthcare Trust of America Holdings LP REIT 3.100% due 02/15/30	50,000	50,516
Healthpeak Properties Inc REIT
3.400% due 02/01/25	100,000	107,901
2.875% due 01/15/31	200,000	205,778
3.000% due 01/15/30	100,000	104,694
4.250% due 11/15/23	3,000	3,269
Highwoods Realty LP REIT
4.125% due 03/15/28	20,000	21,414
4.200% due 04/15/29	50,000	53,798
Host Hotels & Resorts LP REIT
3.375% due 12/15/29	25,000	23,920
3.750% due 10/15/23	100,000	102,180
HSBC Holdings PLC (United Kingdom)
2.848% due 06/04/31	200,000	204,962
3.803% due 03/11/25	200,000	216,196
3.900% due 05/25/26	200,000	222,220
3.973% due 05/22/30	290,000	322,101
4.000% due 03/30/22	100,000	105,730
4.250% due 08/18/25	200,000	218,445
4.375% due 11/23/26	200,000	221,683
4.875% due 01/14/22	100,000	106,408
6.800% due 06/01/38	150,000	211,663
HSBC USA Inc 3.500% due 06/23/24	250,000	272,721
Hudson Pacific Properties LP REIT 4.650% due 04/01/29	50,000	54,048
Huntington Bancshares Inc 2.625% due 08/06/24	300,000	318,165
Industrial & Commercial Bank of China Ltd (China) 2.452% due 10/20/21	250,000	254,054
ING Groep NV (Netherlands) 4.550% due 10/02/28	200,000	241,365
Inter-American Development Bank (Multi-National)
0.625% due 07/15/25	700,000	704,245
1.750% due 04/14/22	300,000	307,838
1.750% due 03/14/25	300,000	317,825
1.875% due 07/23/21	100,000	101,655
2.000% due 06/02/26	150,000	162,272
2.000% due 07/23/26	100,000	107,985
2.125% due 01/18/22	200,000	205,604
2.500% due 01/18/23	200,000	211,161
2.625% due 01/16/24	150,000	161,922
3.200% due 08/07/42	100,000	129,684
Intercontinental Exchange Inc
2.350% due 09/15/22	100,000	103,987
3.100% due 09/15/27	100,000	111,390
4.000% due 10/15/23	100,000	111,077
International Bank for Reconstruction & Development (Multi-National)
0.625% due 04/22/25	500,000	504,247
0.875% due 05/14/30	350,000	349,557
1.625% due 02/10/22	300,000	306,656

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-20

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
1.625% due 01/15/25	$150,000	$158,013
1.750% due 10/23/29	100,000	107,908
1.875% due 06/19/23	300,000	313,660
2.125% due 07/01/22	500,000	518,542
2.125% due 02/13/23	100,000	104,783
2.500% due 03/19/24	200,000	215,779
2.750% due 07/23/21	200,000	205,338
3.000% due 09/27/23	250,000	271,746
3.125% due 11/20/25	50,000	56,902
7.625% due 01/19/23	100,000	118,576
International Finance Corp (Multi-National)
1.125% due 07/20/21	150,000	151,295
1.375% due 10/16/24	90,000	93,715
2.875% due 07/31/23	130,000	140,405
Invesco Finance PLC 5.375% due 11/30/43	200,000	228,573
Jefferies Group LLC 5.125% due 01/20/23	150,000	162,901
JPMorgan Chase & Co
1.514% due 06/01/24	350,000	355,812
2.083% due 04/22/26	250,000	259,680
2.182% due 06/01/28	650,000	673,224
2.301% due 10/15/25	615,000	644,623
2.739% due 10/15/30	75,000	80,514
2.776% due 04/25/23	175,000	181,280
2.956% due 05/13/31	65,000	69,268
3.109% due 04/22/51	250,000	270,391
3.200% due 06/15/26	100,000	111,083
3.207% due 04/01/23	115,000	119,768
3.250% due 09/23/22	400,000	423,501
3.509% due 01/23/29	185,000	206,817
3.540% due 05/01/28	100,000	111,726
3.559% due 04/23/24	75,000	80,447
3.625% due 05/13/24	200,000	220,988
3.702% due 05/06/30	150,000	172,406
3.882% due 07/24/38	150,000	177,584
3.964% due 11/15/48	100,000	122,386
4.023% due 12/05/24	200,000	220,485
4.032% due 07/24/48	150,000	184,573
4.350% due 08/15/21	200,000	208,842
4.452% due 12/05/29	150,000	179,953
5.500% due 10/15/40	100,000	143,869
5.600% due 07/15/41	100,000	145,940
6.400% due 05/15/38	300,000	462,833
KeyCorp 4.150% due 10/29/25	30,000	34,438
Kilroy Realty LP REIT 3.800% due 01/15/23	100,000	103,361
Kimco Realty Corp REIT
3.125% due 06/01/23	100,000	102,038
3.700% due 10/01/49	25,000	23,176
4.125% due 12/01/46	50,000	48,611
Kreditanstalt fuer Wiederaufbau (Germany)
1.375% due 08/05/24	400,000	416,632
1.625% due 02/15/23	250,000	258,933
1.750% due 09/15/21	200,000	203,637
1.750% due 08/22/22	200,000	206,512
1.750% due 09/14/29	100,000	108,411
2.000% due 10/04/22	250,000	260,146
2.125% due 01/17/23	650,000	681,072
2.375% due 08/25/21	250,000	256,244
2.500% due 11/20/24	375,000	409,519
3.125% due 12/15/21	200,000	208,380
Landwirtschaftliche Rentenbank (Germany)
1.750% due 09/24/21	120,000	122,205
1.750% due 07/27/26	100,000	106,794
3.125% due 11/14/23	200,000	218,858
Lazard Group LLC
3.625% due 03/01/27	50,000	52,558
4.375% due 03/11/29	50,000	55,992

	Principal Amount	Value
Legg Mason Inc 4.750% due 03/15/26	$50,000	$56,655
Life Storage LP REIT 4.000% due 06/15/29	100,000	110,875
Lincoln National Corp
3.625% due 12/12/26	150,000	165,615
3.800% due 03/01/28	35,000	38,851
4.000% due 09/01/23	15,000	16,351
4.350% due 03/01/48	25,000	28,137
Lloyds Banking Group PLC (United Kingdom)
1.326% due 06/15/23	300,000	301,874
3.870% due 07/09/25	500,000	544,580
4.050% due 08/16/23	200,000	217,670
4.582% due 12/10/25	200,000	222,289
Loews Corp 2.625% due 05/15/23	150,000	158,641
Manufacturers & Traders Trust Co 2.500% due 05/18/22	250,000	258,736
Manulife Financial Corp (Canada)
4.150% due 03/04/26	50,000	58,983
5.375% due 03/04/46	50,000	66,548
Markel Corp
3.500% due 11/01/27	50,000	53,804
5.000% due 05/20/49	30,000	37,354
Marsh & McLennan Cos Inc
3.500% due 03/10/25	75,000	83,097
3.750% due 03/14/26	100,000	113,493
4.200% due 03/01/48	100,000	124,770
4.375% due 03/15/29	70,000	84,447
Mastercard Inc
2.000% due 11/21/21	50,000	51,114
2.950% due 11/21/26	50,000	56,288
2.950% due 06/01/29	50,000	56,244
3.650% due 06/01/49	50,000	60,314
3.800% due 11/21/46	50,000	60,401
3.950% due 02/26/48	15,000	18,816
MetLife Inc
5.700% due 06/15/35	100,000	144,915
5.875% due 02/06/41	200,000	285,533
6.375% due 06/15/34	100,000	150,772
Mid-America Apartments LP REIT
3.600% due 06/01/27	100,000	111,111
3.950% due 03/15/29	25,000	28,868
Mitsubishi UFJ Financial Group Inc (Japan)
2.190% due 09/13/21	200,000	203,630
2.665% due 07/25/22	100,000	103,939
2.998% due 02/22/22	100,000	103,642
3.455% due 03/02/23	50,000	53,411
3.677% due 02/22/27	100,000	111,419
3.761% due 07/26/23	150,000	162,985
3.777% due 03/02/25	50,000	55,477
3.850% due 03/01/26	200,000	227,692
3.961% due 03/02/28	50,000	57,579
4.050% due 09/11/28	150,000	174,028
Mizuho Financial Group Inc (Japan)
2.601% due 09/11/22	200,000	208,096
3.663% due 02/28/27	200,000	220,927
3.922% due 09/11/24	200,000	216,555
Morgan Stanley
2.188% due 04/28/26	500,000	520,601
2.625% due 11/17/21	120,000	123,322
2.699% due 01/22/31	95,000	101,031
2.720% due 07/22/25	565,000	600,272
2.750% due 05/19/22	85,000	88,397
3.125% due 07/27/26	70,000	77,291
3.591% due 07/22/28	100,000	112,604
3.622% due 04/01/31	200,000	228,902
3.625% due 01/20/27	300,000	338,955
3.737% due 04/24/24	90,000	97,065

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-21

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
4.300% due 01/27/45	$100,000	$126,007
4.350% due 09/08/26	90,000	103,869
4.431% due 01/23/30	95,000	113,244
4.457% due 04/22/39	150,000	189,537
4.875% due 11/01/22	100,000	108,834
5.500% due 07/28/21	250,000	263,313
5.597% due 03/24/51	100,000	151,904
7.250% due 04/01/32	100,000	150,802
National Australia Bank Ltd (Australia)
1.875% due 07/12/21	250,000	253,882
3.000% due 01/20/23	200,000	212,072
National Retail Properties Inc REIT
3.300% due 04/15/23	100,000	104,213
4.300% due 10/15/28	35,000	38,157
Nordic Investment Bank (Multi-National) 0.375% due 05/19/23	250,000	250,740
Northern Trust Corp
1.950% due 05/01/30	75,000	77,264
3.375% due 08/23/21	50,000	51,693
3.375% due 05/08/32	63,000	67,557
3.650% due 08/03/28	50,000	58,338
Oesterreichische Kontrollbank AG (Austria)
1.500% due 02/12/25	300,000	313,538
1.625% due 09/17/22	40,000	41,181
Office Properties Income Trust REIT
4.000% due 07/15/22	100,000	99,689
4.250% due 05/15/24	50,000	48,855
Omega Healthcare Investors Inc REIT
4.500% due 01/15/25	25,000	25,835
4.750% due 01/15/28	50,000	52,975
4.950% due 04/01/24	100,000	105,421
ORIX Corp (Japan)
2.900% due 07/18/22	30,000	31,060
3.700% due 07/18/27	50,000	55,687
4.050% due 01/16/24	25,000	27,498
Owl Rock Capital Corp
3.750% due 07/22/25	100,000	97,928
4.000% due 03/30/25	25,000	24,723
PNC Bank NA
2.950% due 02/23/25	300,000	326,868
4.050% due 07/26/28	350,000	410,512
Principal Financial Group Inc
3.700% due 05/15/29	25,000	28,480
4.625% due 09/15/42	100,000	124,775
Private Export Funding Corp
2.450% due 07/15/24	100,000	107,427
4.300% due 12/15/21	25,000	26,384
Prologis LP REIT
2.125% due 04/15/27	25,000	26,317
2.250% due 04/15/30	30,000	31,623
3.000% due 04/15/50	25,000	26,496
4.375% due 02/01/29	15,000	18,256
Prudential Financial Inc
1.500% due 03/10/26	20,000	20,449
2.100% due 03/10/30	15,000	15,287
3.000% due 03/10/40	25,000	25,550
3.700% due 03/13/51	150,000	165,815
3.935% due 12/07/49	132,000	148,859
4.350% due 02/25/50	50,000	60,116
5.200% due 03/15/44	100,000	102,154
5.875% due 09/15/42	100,000	106,610
6.625% due 06/21/40	50,000	76,163
Public Storage REIT 3.094% due 09/15/27	30,000	33,507
Raymond James Financial Inc 4.950% due 07/15/46	100,000	121,303
Realty Income Corp REIT
3.000% due 01/15/27	50,000	52,995
3.875% due 04/15/25	150,000	166,833
4.650% due 08/01/23	50,000	55,235

	Principal Amount	Value
Regency Centers LP REIT
3.600% due 02/01/27	$30,000	$31,972
3.700% due 06/15/30	35,000	37,700
4.400% due 02/01/47	35,000	39,047
Regions Financial Corp
2.750% due 08/14/22	150,000	156,292
3.800% due 08/14/23	50,000	54,405
Reinsurance Group of America Inc 3.950% due 09/15/26	60,000	66,544
RenaissanceRe Finance Inc (Bermuda) 3.450% due 07/01/27	30,000	31,704
Royal Bank of Canada (Canada)
1.150% due 06/10/25	490,000	491,015
4.650% due 01/27/26	200,000	233,224
Royal Bank of Scotland Group PLC (United Kingdom)
3.073% due 05/22/28	200,000	210,264
3.875% due 09/12/23	250,000	269,699
5.125% due 05/28/24	125,000	136,881
6.000% due 12/19/23	115,000	128,909
6.100% due 06/10/23	60,000	66,461
6.125% due 12/15/22	130,000	141,960
Sabra Health Care LP REIT 4.800% due 06/01/24	50,000	50,162
Santander Holdings USA Inc
3.700% due 03/28/22	220,000	226,630
4.400% due 07/13/27	145,000	157,207
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 08/05/21	200,000	204,755
Santander UK PLC (United Kingdom) 4.000% due 03/13/24	100,000	110,303
Simon Property Group LP REIT
2.000% due 09/13/24	100,000	102,614
2.350% due 01/30/22	50,000	50,949
2.450% due 09/13/29	100,000	99,241
3.250% due 11/30/26	50,000	54,010
3.250% due 09/13/49	100,000	93,365
3.375% due 06/15/27	100,000	106,699
4.250% due 11/30/46	50,000	54,278
Spirit Realty LP REIT 3.400% due 01/15/30	50,000	47,340
Stifel Financial Corp 4.250% due 07/18/24	50,000	53,268
STORE Capital Corp REIT 4.500% due 03/15/28	150,000	152,978
Sumitomo Mitsui Financial Group Inc (Japan)
due 07/08/25 #	200,000	200,204
2.348% due 01/15/25	200,000	209,113
2.778% due 10/18/22	100,000	104,604
2.784% due 07/12/22	150,000	156,319
3.010% due 10/19/26	200,000	218,794
3.202% due 09/17/29	150,000	162,618
3.364% due 07/12/27	150,000	165,922
3.784% due 03/09/26	100,000	113,263
Svensk Exportkredit AB (Sweden) 2.000% due 08/30/22	250,000	258,846
Synchrony Financial
3.700% due 08/04/26	50,000	51,793
3.750% due 08/15/21	200,000	204,564
3.950% due 12/01/27	100,000	104,573
Tanger Properties LP REIT 3.875% due 07/15/27	50,000	46,467
The Allstate Corp 3.280% due 12/15/26	350,000	400,008
The Asian Infrastructure Investment Bank (Multi-National) 0.500% due 05/28/25	150,000	149,834

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-22

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
The Bank of New York Mellon Corp
1.600% due 04/24/25	$300,000	$311,204
2.600% due 02/07/22	100,000	103,288
2.800% due 05/04/26	50,000	55,349
3.000% due 10/30/28	55,000	60,438
3.400% due 05/15/24	100,000	110,093
The Bank of Nova Scotia (Canada)
1.300% due 06/11/25	100,000	100,863
1.625% due 05/01/23	300,000	307,210
2.000% due 11/15/22	100,000	103,228
The Charles Schwab Corp
3.200% due 03/02/27	100,000	111,779
3.850% due 05/21/25	100,000	113,939
The Goldman Sachs Group Inc
3.000% due 04/26/22	300,000	305,851
3.200% due 02/23/23	255,000	270,761
3.272% due 09/29/25	255,000	275,069
3.500% due 01/23/25	150,000	163,496
3.500% due 04/01/25	100,000	109,770
3.500% due 11/16/26	100,000	110,057
3.625% due 02/20/24	180,000	195,954
3.750% due 05/22/25	150,000	166,303
3.750% due 02/25/26	60,000	66,967
3.800% due 03/15/30	250,000	285,754
3.814% due 04/23/29	150,000	169,651
3.850% due 01/26/27	160,000	180,619
4.017% due 10/31/38	100,000	116,979
4.223% due 05/01/29	200,000	232,824
4.411% due 04/23/39	450,000	549,479
4.750% due 10/21/45	100,000	131,307
5.250% due 07/27/21	150,000	157,528
6.750% due 10/01/37	200,000	288,721
The Progressive Corp
3.750% due 08/23/21	100,000	103,842
4.000% due 03/01/29	25,000	29,939
4.125% due 04/15/47	100,000	127,370
The Toronto-Dominion Bank (Canada)
0.750% due 06/12/23	350,000	352,184
1.800% due 07/13/21	100,000	101,472
3.250% due 03/11/24	100,000	109,037
The Travelers Cos Inc 6.250% due 06/15/37	125,000	185,737
The Western Union Co 4.250% due 06/09/23	100,000	107,802
Travelers Property Casualty Corp 6.375% due 03/15/33	100,000	147,550
Truist Bank
2.450% due 08/01/22	100,000	103,641
3.689% due 08/02/24	50,000	54,224
Truist Financial Corp
3.200% due 09/03/21	100,000	103,055
3.700% due 06/05/25	100,000	113,183
3.950% due 03/22/22	200,000	210,367
4.000% due 05/01/25	100,000	113,971
1.200% due 08/05/25	135,000	136,730
1.950% due 06/05/30	135,000	137,315
2.700% due 01/27/22	100,000	103,186
UDR Inc REIT
3.100% due 11/01/34	50,000	53,438
3.200% due 01/15/30	50,000	54,525
4.400% due 01/26/29	25,000	29,189
Unum Group 4.000% due 06/15/29	70,000	72,629
US Bancorp
1.450% due 05/12/25	150,000	154,612
2.950% due 07/15/22	250,000	262,134
3.600% due 09/11/24	400,000	446,413
Ventas Realty LP REIT
3.000% due 01/15/30	50,000	49,567
3.125% due 06/15/23	90,000	92,657

	Principal Amount	Value
3.250% due 10/15/26	$100,000	$103,026
4.000% due 03/01/28	50,000	53,045
4.125% due 01/15/26	31,000	33,291
VEREIT Operating Partnership LP REIT
4.600% due 02/06/24	25,000	26,622
4.625% due 11/01/25	50,000	54,149
4.875% due 06/01/26	25,000	27,738
VISA Inc 2.050% due 04/15/30	300,000	315,145
Visa Inc
2.150% due 09/15/22	45,000	46,786
2.800% due 12/14/22	50,000	52,800
3.650% due 09/15/47	25,000	30,472
4.150% due 12/14/35	30,000	38,475
4.300% due 12/14/45	100,000	132,430
Voya Financial Inc
3.650% due 06/15/26	50,000	55,484
4.800% due 06/15/46	30,000	35,814
W R Berkley Corp 4.000% due 05/12/50	115,000	128,422
Wachovia Corp 5.500% due 08/01/35	200,000	261,740
Wells Fargo & Co
1.654% due 06/02/24	500,000	508,314
2.188% due 04/30/26	300,000	310,546
2.393% due 06/02/28	500,000	517,007
2.406% due 10/30/25	130,000	135,413
3.000% due 04/22/26	150,000	163,932
3.000% due 10/23/26	150,000	163,739
3.068% due 04/30/41	500,000	522,207
3.196% due 06/17/27	260,000	282,070
3.450% due 02/13/23	300,000	318,956
4.150% due 01/24/29	200,000	234,825
4.478% due 04/04/31	200,000	242,608
5.013% due 04/04/51	250,000	346,781
5.375% due 02/07/35	100,000	135,866
5.606% due 01/15/44	100,000	138,768
Wells Fargo Bank NA
3.550% due 08/14/23	250,000	271,402
6.600% due 01/15/38	100,000	147,656
Welltower Inc REIT
2.750% due 01/15/31	145,000	144,593
4.125% due 03/15/29	100,000	111,783
Westpac Banking Corp (Australia)
2.000% due 08/19/21	150,000	152,705
2.500% due 06/28/22	150,000	156,009
2.700% due 08/19/26	150,000	164,405
2.894% due 02/04/30	200,000	203,537
3.300% due 02/26/24	100,000	109,014
3.400% due 01/25/28	100,000	114,164
4.110% due 07/24/34	65,000	71,882
4.421% due 07/24/39	45,000	53,300
Weyerhaeuser Co REIT
4.000% due 11/15/29	100,000	113,064
7.375% due 03/15/32	100,000	138,472
Willis North America Inc
2.950% due 09/15/29	75,000	79,616
3.875% due 09/15/49	35,000	38,967
WP Carey Inc REIT 4.600% due 04/01/24	100,000	106,575
XLIT Ltd (Bermuda) 5.250% due 12/15/43	50,000	67,298

		92,449,874

Industrial - 2.3%

3M Co
2.375% due 08/26/29	300,000	323,659
2.875% due 10/15/27	100,000	111,320
3.250% due 08/26/49	200,000	222,848

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-23

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
ABB Finance USA Inc (Switzerland) 2.875% due 05/08/22	$100,000	$103,902
Agilent Technologies Inc 3.200% due 10/01/22	100,000	104,592
Allegion US Holding Co Inc
3.200% due 10/01/24	50,000	52,221
3.550% due 10/01/27	50,000	52,426
Amphenol Corp
2.050% due 03/01/25	25,000	26,122
4.350% due 06/01/29	50,000	59,095
Arrow Electronics Inc
3.250% due 09/08/24	100,000	106,125
3.875% due 01/12/28	25,000	26,211
Avnet Inc 4.625% due 04/15/26	25,000	28,319
Burlington Northern Santa Fe LLC
3.000% due 03/15/23	150,000	158,672
3.050% due 02/15/51	200,000	218,172
3.550% due 02/15/50	150,000	174,371
3.650% due 09/01/25	50,000	56,886
4.125% due 06/15/47	50,000	62,484
4.700% due 09/01/45	50,000	66,878
5.750% due 05/01/40	100,000	141,399
Canadian National Railway Co (Canada)
2.850% due 12/15/21	100,000	102,871
2.950% due 11/21/24	100,000	108,172
6.200% due 06/01/36	50,000	74,289
Canadian Pacific Railway Co (Canada)
2.900% due 02/01/25	150,000	162,745
4.000% due 06/01/28	35,000	40,665
4.800% due 09/15/35	20,000	25,946
6.125% due 09/15/15	30,000	46,202
Carlisle Cos Inc 3.750% due 12/01/27	50,000	54,898
Carrier Global Corp
1.923% due 02/15/23 ~	5,000	5,104
2.242% due 02/15/25 ~	35,000	35,923
2.493% due 02/15/27 ~	35,000	35,701
2.722% due 02/15/30 ~	50,000	50,220
3.377% due 04/05/40 ~	15,000	14,640
3.577% due 04/05/50 ~	150,000	147,017
Caterpillar Financial Services Corp 3.450% due 05/15/23	100,000	108,392
Caterpillar Inc
2.600% due 04/09/30	500,000	544,382
3.250% due 09/19/49	100,000	111,231
3.803% due 08/15/42	100,000	119,921
CNH Industrial Capital LLC
3.875% due 10/15/21	20,000	20,511
4.200% due 01/15/24	50,000	53,319
4.375% due 04/05/22	25,000	26,153
CNH Industrial NV (United Kingdom) 3.850% due 11/15/27	35,000	36,996
CSX Corp
3.250% due 06/01/27	250,000	280,717
3.400% due 08/01/24	200,000	220,245
3.700% due 11/01/23	100,000	109,910
4.500% due 03/15/49	65,000	83,530
5.500% due 04/15/41	75,000	103,460
Deere & Co
2.875% due 09/07/49	15,000	16,046
3.900% due 06/09/42	100,000	125,284
Dover Corp 5.375% due 03/01/41	50,000	64,383
Eaton Corp 4.000% due 11/02/32	100,000	118,390
Emerson Electric Co 3.150% due 06/01/25	100,000	111,160
FedEx Corp
3.100% due 08/05/29	50,000	53,462
3.875% due 08/01/42	100,000	100,529

	Principal Amount	Value
4.000% due 01/15/24	$200,000	$221,365
4.200% due 10/17/28	100,000	112,569
4.400% due 01/15/47	50,000	53,169
4.750% due 11/15/45	50,000	55,193
5.250% due 05/15/50	350,000	429,049
Flex Ltd
4.750% due 06/15/25	50,000	55,875
4.875% due 06/15/29	25,000	27,633
Flowserve Corp 4.000% due 11/15/23	143,000	147,252
Fluor Corp 4.250% due 09/15/28	100,000	85,900
Fortive Corp 4.300% due 06/15/46	125,000	140,736
Fortune Brands Home & Security Inc 4.000% due 09/21/23	50,000	54,577
GATX Corp
3.250% due 03/30/25	100,000	104,637
4.350% due 02/15/24	25,000	27,270
4.550% due 11/07/28	25,000	27,708
General Dynamics Corp
3.375% due 05/15/23	50,000	54,116
3.750% due 05/15/28	180,000	210,150
4.250% due 04/01/50	200,000	260,982
General Electric Co
3.450% due 05/01/27	350,000	359,339
4.125% due 10/09/42	8,000	7,620
4.250% due 05/01/40	300,000	295,556
5.875% due 01/14/38	115,000	128,801
6.750% due 03/15/32	101,000	123,759
6.875% due 01/10/39	58,000	71,366
Honeywell International Inc
1.850% due 11/01/21	50,000	50,966
2.150% due 08/08/22	45,000	46,648
2.300% due 08/15/24	100,000	106,686
2.500% due 11/01/26	100,000	110,168
2.700% due 08/15/29	60,000	66,482
Howmet Aerospace Inc 6.875% due 05/01/25	200,000	217,445
Hubbell Inc 3.350% due 03/01/26	50,000	53,688
IDEX Corp 3.000% due 05/01/30	15,000	15,668
Illinois Tool Works Inc 4.875% due 09/15/41	100,000	136,697
Jabil Inc 3.950% due 01/12/28	55,000	59,179
JB Hunt Transport Services Inc 3.300% due 08/15/22	50,000	51,916
John Deere Capital Corp
0.550% due 07/05/22	300,000	300,930
1.750% due 03/09/27	50,000	52,067
2.150% due 09/08/22	50,000	51,911
2.600% due 03/07/24	100,000	106,675
2.650% due 06/10/26	100,000	110,367
2.750% due 03/15/22	100,000	103,922
2.800% due 03/06/23	50,000	53,157
2.800% due 09/08/27	50,000	56,015
3.400% due 09/11/25	50,000	56,528
3.450% due 06/07/23	25,000	27,159
3.450% due 03/13/25	50,000	56,297
Johnson Controls International PLC
3.625% due 07/02/24	40,000	42,777
3.900% due 02/14/26	19,000	21,167
4.500% due 02/15/47	40,000	45,713
Kansas City Southern 4.950% due 08/15/45	100,000	128,824
Kennametal Inc 4.625% due 06/15/28	50,000	53,641

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-24

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Keysight Technologies Inc 4.550% due 10/30/24	$100,000	$111,801
L3Harris Technologies Inc
2.900% due 12/15/29	30,000	32,364
3.850% due 06/15/23	70,000	76,160
3.850% due 12/15/26	25,000	28,650
4.400% due 06/15/28	100,000	118,464
Lockheed Martin Corp
2.900% due 03/01/25	50,000	54,851
3.550% due 01/15/26	100,000	114,821
3.600% due 03/01/35	25,000	30,073
3.800% due 03/01/45	20,000	24,316
4.500% due 05/15/36	20,000	26,026
4.700% due 05/15/46	44,000	60,161
6.150% due 09/01/36	100,000	147,298
Martin Marietta Materials Inc
2.500% due 03/15/30	65,000	65,627
3.450% due 06/01/27	21,000	22,630
Masco Corp
3.500% due 11/15/27	100,000	106,271
4.375% due 04/01/26	50,000	57,162
Norfolk Southern Corp
2.903% due 02/15/23	100,000	105,588
3.000% due 04/01/22	100,000	103,973
3.155% due 05/15/55 ~	20,000	20,545
3.800% due 08/01/28	30,000	34,895
3.942% due 11/01/47	63,000	74,307
4.650% due 01/15/46	50,000	65,351
4.837% due 10/01/41	50,000	65,056
Northrop Grumman Corp
2.550% due 10/15/22	100,000	104,391
3.250% due 08/01/23	100,000	107,667
3.250% due 01/15/28	350,000	391,306
3.850% due 04/15/45	100,000	117,863
Oshkosh Corp 3.100% due 03/01/30	15,000	15,133
Otis Worldwide Corp
2.056% due 04/05/25 ~	20,000	20,983
2.293% due 04/05/27 ~	20,000	20,914
3.112% due 02/15/40 ~	50,000	51,450
3.362% due 02/15/50 ~	30,000	31,905
Owens Corning 3.875% due 06/01/30	150,000	160,318
Packaging Corp of America
3.400% due 12/15/27	35,000	38,601
3.650% due 09/15/24	100,000	109,208
Parker-Hannifin Corp
3.250% due 06/14/29	20,000	22,136
4.000% due 06/14/49	20,000	23,125
6.250% due 05/15/38	100,000	134,264
PerkinElmer Inc 3.300% due 09/15/29	30,000	32,210
Precision Castparts Corp
2.500% due 01/15/23	100,000	104,872
3.250% due 06/15/25	50,000	55,616
4.375% due 06/15/45	50,000	60,625
Raytheon Technologies Corp
2.250% due 07/01/30	100,000	104,549
2.500% due 12/15/22 ~	125,000	129,654
3.125% due 07/01/50	100,000	107,169
3.750% due 11/01/46	50,000	57,288
3.950% due 08/16/25	25,000	28,564
4.125% due 11/16/28	60,000	70,757
4.350% due 04/15/47 ~	200,000	244,966
4.450% due 11/16/38	20,000	24,492
4.500% due 06/01/42	300,000	372,016
4.625% due 11/16/48	35,000	45,399
Republic Services Inc
3.200% due 03/15/25	100,000	109,695
3.375% due 11/15/27	120,000	134,649
3.950% due 05/15/28	100,000	116,912

	Principal Amount	Value
Roper Technologies Inc
2.350% due 09/15/24	$15,000	$15,819
2.800% due 12/15/21	25,000	25,723
3.800% due 12/15/26	30,000	34,310
4.200% due 09/15/28	95,000	111,460
Ryder System Inc
2.500% due 09/01/22	95,000	97,800
3.400% due 03/01/23	100,000	104,863
Snap-on Inc 3.100% due 05/01/50	35,000	36,103
Sonoco Products Co 5.750% due 11/01/40	200,000	245,739
Stanley Black & Decker Inc
2.900% due 11/01/22	50,000	52,774
4.250% due 11/15/28	100,000	119,918
Textron Inc
3.650% due 03/15/27	100,000	103,716
4.000% due 03/15/26	25,000	26,696
The Boeing Co
2.300% due 08/01/21	55,000	55,509
2.800% due 03/01/23	25,000	25,476
2.950% due 02/01/30	100,000	97,736
3.200% due 03/01/29	200,000	197,966
3.250% due 03/01/28	25,000	24,940
3.550% due 03/01/38	15,000	13,691
3.625% due 03/01/48	10,000	8,809
3.750% due 02/01/50	100,000	90,433
3.825% due 03/01/59	50,000	42,471
3.850% due 11/01/48	35,000	31,387
4.508% due 05/01/23	200,000	211,319
4.875% due 05/01/25	85,000	92,651
5.150% due 05/01/30	150,000	167,674
5.705% due 05/01/40	200,000	226,874
5.805% due 05/01/50	150,000	177,390
5.875% due 02/15/40	50,000	55,968
5.930% due 05/01/60	150,000	177,994
Trane Technologies Global Holding Co Ltd 4.250% due 06/15/23	100,000	110,441
Trane Technologies Luxembourg Finance SA 3.800% due 03/21/29	100,000	113,306
Trimble Inc
4.150% due 06/15/23	50,000	53,339
4.900% due 06/15/28	50,000	57,458
Union Pacific Corp
2.750% due 03/01/26	25,000	27,265
3.000% due 04/15/27	100,000	110,680
3.250% due 08/15/25	50,000	55,505
3.350% due 08/15/46	50,000	54,278
3.500% due 06/08/23	50,000	54,209
3.600% due 09/15/37	20,000	22,202
3.646% due 02/15/24	92,000	100,758
3.700% due 03/01/29	65,000	76,007
3.750% due 07/15/25	50,000	56,674
3.839% due 03/20/60	530,000	625,943
3.950% due 09/10/28	60,000	71,323
4.050% due 03/01/46	30,000	36,018
4.375% due 09/10/38	25,000	30,863
United Parcel Service Inc
2.350% due 05/16/22	50,000	51,718
3.400% due 11/15/46	200,000	217,008
6.200% due 01/15/38	50,000	75,251
Vulcan Materials Co 4.500% due 06/15/47	100,000	111,940
Waste Connections Inc 3.500% due 05/01/29	100,000	112,442
Waste Management Inc
3.150% due 11/15/27	100,000	112,074
3.450% due 06/15/29	25,000	25,888
4.000% due 07/15/39	35,000	36,168
4.150% due 07/15/49	30,000	37,668

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-25

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Westinghouse Air Brake Technologies Corp
4.400% due 03/15/24	$100,000	$106,139
4.950% due 09/15/28	100,000	111,415
WRKCo Inc
3.000% due 09/15/24	100,000	106,451
4.000% due 03/15/28	100,000	111,885
4.200% due 06/01/32	50,000	58,330
Xylem Inc
3.250% due 11/01/26	30,000	33,161
4.375% due 11/01/46	25,000	27,041

		21,004,575

Technology - 2.1%

Activision Blizzard Inc
2.300% due 09/15/21	30,000	30,590
3.400% due 09/15/26	50,000	56,865
Adobe Inc
1.700% due 02/01/23	20,000	20,755
1.900% due 02/01/25	230,000	243,032
Analog Devices Inc 3.500% due 12/05/26	100,000	111,883
Apple Inc
0.750% due 05/11/23	80,000	80,900
1.125% due 05/11/25	65,000	66,238
1.650% due 05/11/30	410,000	424,271
1.700% due 09/11/22	60,000	61,841
1.800% due 09/11/24	100,000	104,782
2.050% due 09/11/26	100,000	106,936
2.100% due 09/12/22	100,000	103,725
2.200% due 09/11/29	100,000	107,460
2.400% due 01/13/23	50,000	52,507
2.400% due 05/03/23	600,000	634,420
2.650% due 05/11/50	100,000	103,622
2.950% due 09/11/49	65,000	71,435
3.000% due 11/13/27	100,000	112,438
3.250% due 02/23/26	570,000	640,499
3.350% due 02/09/27	200,000	227,002
3.750% due 09/12/47	75,000	90,323
3.750% due 11/13/47	50,000	60,984
3.850% due 08/04/46	35,000	43,751
4.250% due 02/09/47	100,000	131,894
4.500% due 02/23/36	50,000	66,094
4.650% due 02/23/46	445,000	610,308
Applied Materials Inc
1.750% due 06/01/30	30,000	30,577
3.900% due 10/01/25	35,000	40,043
4.350% due 04/01/47	45,000	57,890
5.100% due 10/01/35	35,000	48,646
Autodesk Inc 2.850% due 01/15/30	55,000	60,670
Broadcom Inc
3.459% due 09/15/26 ~	26,000	27,946
4.110% due 09/15/28 ~	211,000	231,176
4.250% due 04/15/26 ~	100,000	111,433
4.300% due 11/15/32 ~	200,000	221,313
4.700% due 04/15/25 ~	250,000	281,770
4.750% due 04/15/29 ~	150,000	170,357
5.000% due 04/15/30 ~	200,000	230,268
Broadridge Financial Solutions Inc 3.400% due 06/27/26	50,000	55,322
Citrix Systems Inc 3.300% due 03/01/30	50,000	53,546
Dell International LLC
4.000% due 07/15/24 ~	50,000	53,957
4.900% due 10/01/26 ~	100,000	110,193
5.300% due 10/01/29 ~	100,000	110,784
5.450% due 06/15/23 ~	115,000	125,838
5.850% due 07/15/25 ~	200,000	230,069
6.020% due 06/15/26 ~	500,000	573,659
8.100% due 07/15/36 ~	50,000	65,198
8.350% due 07/15/46 ~	50,000	65,022

	Principal Amount	Value
DXC Technology Co 4.125% due 04/15/25	$65,000	$69,281
Electronic Arts Inc 4.800% due 03/01/26	50,000	59,767
Fidelity National Information Services Inc
3.000% due 08/15/26	150,000	166,336
3.500% due 04/15/23	57,000	61,070
Fiserv Inc
2.250% due 06/01/27	100,000	104,715
2.650% due 06/01/30	100,000	105,721
2.750% due 07/01/24	100,000	106,691
3.200% due 07/01/26	25,000	27,692
3.500% due 07/01/29	45,000	50,627
3.850% due 06/01/25	100,000	113,014
4.400% due 07/01/49	40,000	48,869
Genpact Luxembourg SARL 3.375% due 12/01/24	25,000	25,830
Hewlett Packard Enterprise Co
3.500% due 10/05/21	50,000	51,598
4.900% due 10/15/25	250,000	289,348
6.200% due 10/15/35	50,000	62,359
6.350% due 10/15/45	50,000	61,383
HP Inc
4.050% due 09/15/22	200,000	214,293
6.000% due 09/15/41	55,000	65,348
Intel Corp
2.450% due 11/15/29	150,000	162,238
2.600% due 05/19/26	100,000	109,059
3.250% due 11/15/49	300,000	342,341
3.700% due 07/29/25	145,000	165,089
4.600% due 03/25/40	400,000	529,625
International Business Machines Corp
2.850% due 05/13/22	100,000	104,623
2.850% due 05/15/40	100,000	103,821
3.000% due 05/15/24	200,000	216,700
3.300% due 05/15/26	100,000	112,617
3.375% due 08/01/23	300,000	325,129
3.500% due 05/15/29	170,000	196,601
4.150% due 05/15/39	100,000	121,535
4.250% due 05/15/49	100,000	125,405
5.600% due 11/30/39	26,000	37,009
Intuit Inc 1.650% due 07/15/30	15,000	14,978
Lam Research Corp
4.000% due 03/15/29	55,000	65,395
4.875% due 03/15/49	25,000	34,712
Marvell Technology Group Ltd 4.200% due 06/22/23	50,000	53,786
Maxim Integrated Products Inc 3.450% due 06/15/27	100,000	109,343
Micron Technology Inc 2.497% due 04/24/23	250,000	259,829
Microsoft Corp
1.550% due 08/08/21	100,000	101,401
2.000% due 08/08/23	50,000	52,404
2.375% due 05/01/23	100,000	105,579
2.400% due 02/06/22	100,000	103,240
2.400% due 08/08/26	750,000	819,452
2.525% due 06/01/50	535,000	556,465
2.675% due 06/01/60	166,000	174,297
2.875% due 02/06/24	35,000	37,819
3.125% due 11/03/25	100,000	112,263
3.450% due 08/08/36	150,000	181,085
3.500% due 11/15/42	100,000	121,074
3.700% due 08/08/46	100,000	125,645
NXP BV (Netherlands) 4.300% due 06/18/29 ~	150,000	170,475
Oracle Corp
1.900% due 09/15/21	135,000	137,305
2.800% due 04/01/27	500,000	546,784

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-26

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
2.950% due 05/15/25	$150,000	$163,794
3.250% due 11/15/27	350,000	392,866
3.600% due 04/01/40	500,000	569,555
3.850% due 07/15/36	50,000	58,400
3.850% due 04/01/60	300,000	352,907
3.900% due 05/15/35	105,000	127,262
4.000% due 07/15/46	250,000	296,390
4.300% due 07/08/34	100,000	124,107
4.375% due 05/15/55	200,000	254,361
6.125% due 07/08/39	100,000	148,694
6.500% due 04/15/38	100,000	153,617
QUALCOMM Inc
2.600% due 01/30/23	100,000	105,004
2.900% due 05/20/24	50,000	53,903
3.250% due 05/20/27	50,000	56,796
3.450% due 05/20/25	150,000	167,395
4.300% due 05/20/47	30,000	37,468
4.800% due 05/20/45	150,000	196,373
Seagate HDD Cayman 5.750% due 12/01/34	50,000	55,257
Texas Instruments Inc 4.150% due 05/15/48	100,000	129,512
VMware Inc
2.950% due 08/21/22	35,000	36,220
3.900% due 08/21/27	30,000	31,799
Xilinx Inc 2.950% due 06/01/24	100,000	107,385

		19,158,362

Utilities - 2.2%

AEP Transmission Co LLC 4.250% due 09/15/48	35,000	43,584
Alabama Power Co
2.450% due 03/30/22	100,000	103,213
4.150% due 08/15/44	90,000	107,919
4.300% due 07/15/48	15,000	18,520
Ameren Illinois Co
3.250% due 03/01/25	50,000	54,711
3.800% due 05/15/28	50,000	57,766
4.150% due 03/15/46	50,000	62,490
American Water Capital Corp
2.950% due 09/01/27	35,000	38,588
3.450% due 06/01/29	100,000	114,685
3.750% due 09/01/47	50,000	58,258
4.300% due 12/01/42	100,000	122,984
Appalachian Power Co
3.700% due 05/01/50	150,000	165,212
7.000% due 04/01/38	150,000	223,652
Arizona Public Service Co
2.950% due 09/15/27	50,000	54,259
4.500% due 04/01/42	100,000	122,402
Atmos Energy Corp
3.000% due 06/15/27	30,000	33,138
4.150% due 01/15/43	64,000	77,946
4.300% due 10/01/48	50,000	63,839
Avangrid Inc 3.150% due 12/01/24	50,000	54,044
Baltimore Gas and Electric Co
2.900% due 06/15/50	30,000	30,689
3.200% due 09/15/49	70,000	74,535
3.500% due 11/15/21	25,000	25,818
3.750% due 08/15/47	50,000	58,179
Berkshire Hathaway Energy Co
2.800% due 01/15/23	40,000	42,242
3.250% due 04/15/28	30,000	33,967
3.800% due 07/15/48	25,000	29,109
4.450% due 01/15/49	50,000	64,174
6.125% due 04/01/36	99,000	142,882
Black Hills Corp
3.150% due 01/15/27	50,000	52,610
4.350% due 05/01/33	30,000	34,178

	Principal Amount	Value
CenterPoint Energy Houston Electric LLC
2.250% due 08/01/22	$100,000	$102,941
2.400% due 09/01/26	50,000	53,737
3.000% due 02/01/27	50,000	53,984
CenterPoint Energy Inc
3.600% due 11/01/21	10,000	10,388
3.850% due 02/01/24	25,000	27,365
4.250% due 11/01/28	25,000	29,083
CenterPoint Energy Resources Corp 4.000% due 04/01/28	100,000	113,118
Cleco Corporate Holdings LLC 3.375% due 09/15/29 ~	25,000	26,117
Commonwealth Edison Co
3.700% due 08/15/28	20,000	23,195
3.750% due 08/15/47	50,000	59,534
3.800% due 10/01/42	100,000	116,324
Consolidated Edison Co of New York Inc
3.950% due 03/01/43	100,000	115,913
3.950% due 04/01/50	250,000	298,869
4.000% due 12/01/28	100,000	118,447
4.125% due 05/15/49	50,000	61,035
4.300% due 12/01/56	50,000	59,583
4.500% due 12/01/45	100,000	123,316
Consumers Energy Co
3.250% due 08/15/46	50,000	56,076
3.800% due 11/15/28	100,000	118,898
4.350% due 04/15/49	100,000	132,298
Dominion Energy Gas Holdings LLC
2.500% due 11/15/24	40,000	42,221
3.000% due 11/15/29	35,000	37,443
3.550% due 11/01/23	100,000	107,540
3.900% due 11/15/49	30,000	31,764
Dominion Energy Inc
2.715% due 08/15/21	70,000	71,572
2.750% due 01/15/22	50,000	51,235
2.850% due 08/15/26	30,000	32,234
3.071% due 08/15/24	70,000	75,240
3.375% due 04/01/30	350,000	387,975
4.250% due 06/01/28	50,000	57,605
4.700% due 12/01/44	100,000	123,801
Dominion Energy South Carolina Inc
4.600% due 06/15/43	100,000	126,316
5.300% due 05/15/33	50,000	65,731
5.450% due 02/01/41	50,000	69,379
DTE Electric Co
2.250% due 03/01/30	50,000	52,690
2.950% due 03/01/50	50,000	52,422
3.375% due 03/01/25	50,000	55,605
3.650% due 03/15/24	51,000	55,841
DTE Energy Co
3.300% due 06/15/22	50,000	52,152
3.800% due 03/15/27	100,000	110,313
3.850% due 12/01/23	100,000	108,550
Duke Energy Carolinas LLC
3.050% due 03/15/23	150,000	159,702
3.750% due 06/01/45	200,000	233,784
6.050% due 04/15/38	110,000	161,499
6.100% due 06/01/37	25,000	35,730
Duke Energy Corp
2.400% due 08/15/22	50,000	51,897
2.450% due 06/01/30	160,000	168,941
3.150% due 08/15/27	50,000	55,445
3.950% due 08/15/47	50,000	58,575
4.200% due 06/15/49	65,000	79,973
Duke Energy Florida LLC
1.750% due 06/15/30	250,000	252,916
2.500% due 12/01/29	50,000	54,158
Duke Energy Indiana LLC
2.750% due 04/01/50	60,000	60,664
3.250% due 10/01/49	50,000	55,509
3.750% due 05/15/46	50,000	58,232
4.900% due 07/15/43	100,000	132,659

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-27

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Duke Energy Ohio Inc 2.125% due 06/01/30	$35,000	$36,291
Duke Energy Progress LLC 3.700% due 09/01/28	100,000	116,375
Edison International
2.400% due 09/15/22	40,000	40,555
2.950% due 03/15/23	100,000	102,397
5.750% due 06/15/27	10,000	11,497
El Paso Electric Co 5.000% due 12/01/44	50,000	59,378
Emera US Finance LP (Canada)
3.550% due 06/15/26	35,000	39,307
4.750% due 06/15/46	200,000	237,793
Enel Chile SA (Chile) 4.875% due 06/12/28	50,000	55,928
Enel Generacion Chile SA (Chile) 4.250% due 04/15/24	50,000	53,537
Entergy Arkansas LLC
3.500% due 04/01/26	50,000	56,355
4.200% due 04/01/49	50,000	63,274
Entergy Corp
2.800% due 06/15/30	100,000	105,539
2.950% due 09/01/26	30,000	33,132
Entergy Gulf States Louisiana LLC 5.590% due 10/01/24	50,000	59,599
Entergy Louisiana LLC
3.250% due 04/01/28	50,000	55,085
4.200% due 09/01/48	50,000	63,860
4.950% due 01/15/45	40,000	43,614
Evergy Kansas Central Inc
3.100% due 04/01/27	50,000	54,513
4.100% due 04/01/43	100,000	119,091
Evergy Metro Inc 3.650% due 08/15/25	50,000	56,409
Eversource Energy
2.900% due 10/01/24	50,000	53,691
3.300% due 01/15/28	100,000	110,005
3.800% due 12/01/23	15,000	16,435
4.250% due 04/01/29	25,000	29,749
Exelon Corp
3.950% due 06/15/25	100,000	112,469
4.050% due 04/15/30	300,000	347,027
4.450% due 04/15/46	100,000	121,735
4.950% due 06/15/35	35,000	43,226
5.100% due 06/15/45	35,000	45,512
FirstEnergy Corp
4.250% due 03/15/23	40,000	43,281
7.375% due 11/15/31	65,000	95,027
Florida Power & Light Co
3.700% due 12/01/47	200,000	240,447
4.950% due 06/01/35	100,000	138,316
5.690% due 03/01/40	35,000	52,142
5.950% due 02/01/38	125,000	190,312
Georgia Power Co
2.850% due 05/15/22	100,000	103,879
4.300% due 03/15/42	100,000	116,341
Indiana Michigan Power Co 4.250% due 08/15/48	25,000	30,928
Interstate Power & Light Co 3.500% due 09/30/49	25,000	27,509
ITC Holdings Corp
3.350% due 11/15/27	50,000	55,397
3.650% due 06/15/24	25,000	27,235
Kentucky Utilities Co 4.375% due 10/01/45	40,000	48,674
Louisville Gas & Electric Co 4.250% due 04/01/49	35,000	42,651
MidAmerican Energy Co
3.650% due 08/01/48	100,000	118,829
6.750% due 12/30/31	100,000	148,927

	Principal Amount	Value
Mississippi Power Co 3.950% due 03/30/28	$25,000	$28,427
National Fuel Gas Co
3.750% due 03/01/23	100,000	101,993
3.950% due 09/15/27	50,000	49,094
National Rural Utilities Cooperative Finance Corp
4.023% due 11/01/32	100,000	118,604
8.000% due 03/01/32	50,000	78,693
NextEra Energy Capital Holdings Inc
2.250% due 06/01/30	80,000	82,360
4.800% due 12/01/77	100,000	103,829
5.650% due 05/01/79	100,000	109,269
NiSource Inc
3.490% due 05/15/27	50,000	56,618
3.950% due 03/30/48	50,000	58,017
4.800% due 02/15/44	100,000	122,536
5.250% due 02/15/43	100,000	128,639
Northern States Power Co
2.150% due 08/15/22	100,000	102,836
2.600% due 06/01/51	50,000	50,564
NSTAR Electric Co 2.375% due 10/15/22	100,000	103,549
Oglethorpe Power Corp 5.050% due 10/01/48	100,000	113,371
Ohio Edison Co 6.875% due 07/15/36	150,000	212,147
Ohio Power Co 5.375% due 10/01/21	30,000	31,792
Oklahoma Gas & Electric Co 3.850% due 08/15/47	50,000	58,668
Oncor Electric Delivery Co LLC
3.700% due 11/15/28	100,000	117,537
3.800% due 09/30/47	50,000	60,688
5.300% due 06/01/42	100,000	139,279
7.000% due 05/01/32	50,000	74,387
Pacific Gas and Electric Co
1.750% due 06/16/22	50,000	50,203
2.500% due 02/01/31	100,000	98,010
3.500% due 08/01/50	45,000	43,555
PacifiCorp
2.700% due 09/15/30	300,000	328,039
3.300% due 03/15/51	300,000	332,005
3.500% due 06/15/29	35,000	40,420
4.125% due 01/15/49	70,000	86,766
PECO Energy Co
1.700% due 09/15/21	50,000	50,677
2.800% due 06/15/50	45,000	46,573
3.000% due 09/15/49	55,000	58,344
3.150% due 10/15/25	50,000	55,535
3.900% due 03/01/48	60,000	73,792
Piedmont Natural Gas Co Inc
3.350% due 06/01/50	225,000	246,587
4.650% due 08/01/43	35,000	43,465
Potomac Electric Power Co 3.600% due 03/15/24	100,000	109,143
PPL Electric Utilities Corp
3.000% due 10/01/49	70,000	74,296
4.150% due 10/01/45	25,000	31,008
4.150% due 06/15/48	100,000	124,015
4.750% due 07/15/43	50,000	65,012
Progress Energy Inc 7.750% due 03/01/31	100,000	145,708
PSEG Power LLC 3.850% due 06/01/23	100,000	108,065
Public Service Co of Colorado
2.700% due 01/15/51	100,000	102,645
3.700% due 06/15/28	50,000	58,132
3.800% due 06/15/47	50,000	60,444

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-28

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Public Service Electric & Gas Co
3.200% due 08/01/49	$60,000	$67,075
4.050% due 05/01/48	25,000	31,596
Public Service Enterprise Group Inc
2.000% due 11/15/21	100,000	101,665
2.650% due 11/15/22	50,000	52,198
2.875% due 06/15/24	70,000	74,779
Puget Energy Inc
3.650% due 05/15/25	100,000	106,977
6.000% due 09/01/21	100,000	105,532
Puget Sound Energy Inc 5.795% due 03/15/40	25,000	34,558
San Diego Gas & Electric Co
3.750% due 06/01/47	50,000	57,866
4.100% due 06/15/49	100,000	122,878
4.150% due 05/15/48	25,000	30,270
Sempra Energy
3.400% due 02/01/28	65,000	71,508
3.800% due 02/01/38	100,000	108,233
Southern California Edison Co
2.250% due 06/01/30	70,000	71,236
2.850% due 08/01/29	75,000	79,549
3.500% due 10/01/23	100,000	107,484
3.650% due 03/01/28	50,000	56,185
3.650% due 02/01/50	70,000	77,246
3.700% due 08/01/25	30,000	33,209
3.900% due 03/15/43	50,000	55,940
4.125% due 03/01/48	10,000	11,715
4.500% due 09/01/40	50,000	58,946
Southern California Gas Co 2.600% due 06/15/26	50,000	54,265
Southern Co Gas Capital Corp 3.500% due 09/15/21	150,000	154,179
Southwest Gas Corp 3.800% due 09/29/46	50,000	54,637
Southwestern Electric Power Co
3.900% due 04/01/45	50,000	54,349
4.100% due 09/15/28	50,000	56,887
6.200% due 03/15/40	50,000	69,048
Southwestern Public Service Co
3.300% due 06/15/24	50,000	54,085
3.750% due 06/15/49	100,000	114,603
Tampa Electric Co
4.300% due 06/15/48	50,000	63,287
4.450% due 06/15/49	50,000	63,676
The Connecticut Light & Power Co 4.150% due 06/01/45	25,000	31,171
The Southern Co
2.350% due 07/01/21	100,000	101,718
2.950% due 07/01/23	25,000	26,447
4.250% due 07/01/36	30,000	34,240
4.400% due 07/01/46	450,000	534,612
Tucson Electric Power Co
3.050% due 03/15/25	50,000	53,847
4.850% due 12/01/48	100,000	130,647
Union Electric Co 8.450% due 03/15/39	100,000	172,241
Virginia Electric & Power Co
2.950% due 11/15/26	50,000	55,517
3.150% due 01/15/26	35,000	39,059
3.800% due 09/15/47	50,000	58,643
4.000% due 11/15/46	20,000	24,124
8.875% due 11/15/38	25,000	44,996
Washington Gas Light Co 3.650% due 09/15/49	25,000	27,780
WEC Energy Group Inc
3.100% due 03/08/22	25,000	26,043
3.550% due 06/15/25	100,000	111,501
Wisconsin Electric Power Co 4.300% due 10/15/48	10,000	12,335

	Principal Amount	Value
Wisconsin Power & Light Co 3.050% due 10/15/27	$100,000	$110,199
Xcel Energy Inc
2.600% due 03/15/22	50,000	51,500
4.000% due 06/15/28	50,000	58,908

		19,572,925

Total Corporate Bonds & Notes (Cost $242,777,378)		265,006,247

MORTGAGE-BACKED SECURITIES - 28.9%

Collateralized Mortgage Obligations - Commercial - 2.0%

Bank
2.649% due 01/15/63	200,000	217,725
2.920% due 12/15/52	200,000	221,945
3.175% due 09/15/60	200,000	220,982
BBCMS Mortgage Trust 2.639% due 02/15/53	200,000	216,134
Benchmark Mortgage Trust
2.732% due 02/15/53	200,000	218,638
4.121% due 07/15/51 §	200,000	235,491
CD Mortgage Trust 3.456% due 11/13/50	175,000	196,002
Citigroup Commercial Mortgage Trust
3.372% due 10/10/47	350,000	375,496
3.778% due 09/10/58	600,000	666,393
Commercial Mortgage Pass-Through 3.525% due 02/10/49	300,000	317,976
Commercial Mortgage Trust
3.660% due 08/10/50	282,768	293,450
3.819% due 06/10/47	300,000	324,454
4.228% due 05/10/51	400,000	470,262
CSAIL Commercial Mortgage Trust 3.458% due 11/15/50 §	600,000	666,989
Fannie Mae-Aces
1.821% due 02/25/30	48,200	50,974
2.717% due 02/25/22	274,037	281,021
2.723% due 10/25/24	192,369	207,064
2.980% due 08/25/29	500,000	565,195
2.999% due 01/25/28 §	500,000	558,706
3.061% due 05/25/27 §	200,000	224,483
3.084% due 12/25/27 §	190,000	213,907
3.776% due 08/25/30 §	300,000	361,400
Freddie Mac
1.477% due 04/25/30	107,143	111,796
1.517% due 03/25/30	222,222	232,470
1.558% due 04/25/30	140,000	146,987
1.872% due 03/25/53	166,667	179,041
1.940% due 02/25/35	352,000	374,629
Freddie Mac Multifamily Structured Pass Through Certificates
2.524% due 10/25/29	200,000	224,490
2.673% due 03/25/26 - 09/25/29	800,000	885,211
2.745% due 01/25/26	400,000	439,291
3.171% due 10/25/24	850,000	937,540
3.208% due 02/25/26	375,000	420,440
3.310% due 05/25/23 §	500,000	537,165
3.422% due 02/25/29	196,721	232,616
3.926% due 06/25/28	100,000	120,733
3.990% due 08/25/33 §	42,000	53,969
GS Mortgage Securities Trust
2.773% due 11/10/45	195,682	199,277
3.734% due 11/10/48	1,000,000	1,109,513
JPMBB Commercial Mortgage Securities Trust 4.274% due 12/15/48	600,000	602,638
JPMDB Commercial Mortgage Securities Trust 2.180% due 05/13/53	300,000	311,691

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-29

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust
3.143% due 12/15/47	$492,248	$511,509
5.324% due 05/15/45 §	300,000	241,133
Morgan Stanley Bank of America Merrill Lynch Trust 3.753% due 12/15/47	700,000	776,292
Morgan Stanley Capital I Trust 3.596% due 12/15/49	400,000	441,985
UBS Commercial Mortgage Trust 4.171% due 05/10/45	500,000	515,746
UBS-Barclays Commercial Mortgage Trust 3.525% due 05/10/63	250,000	258,958
Wells Fargo Commercial Mortgage Trust
2.652% due 08/15/49	350,000	368,376
4.184% due 06/15/51	200,000	234,395
WFRBS Commercial Mortgage Trust 2.870% due 11/15/45	610,923	627,176

		18,199,754

Fannie Mae - 11.9%

2.000% due 07/01/35 - 07/01/50	3,000,000	3,091,602
2.500% due 10/01/27 - 07/01/50	15,424,849	16,133,924
2.733% (USD LIBOR + 1.695%) due 06/01/38 §	2,432	2,477
3.000% due 05/01/22 - 07/01/50	32,419,705	34,346,734
3.500% due 10/01/25 - 06/01/50	23,407,921	25,018,966
4.000% due 04/01/24 - 06/01/49	14,374,964	15,503,637
4.227% (USD LIBOR + 1.690%) due 08/01/39 §	5,281	5,504
4.500% due 05/01/23 - 07/01/50	8,203,893	8,985,819
5.000% due 09/01/23 - 09/01/48	2,378,398	2,696,131
5.500% due 11/01/33 - 07/01/41	1,120,678	1,283,750
6.000% due 09/01/34 - 06/01/40	475,375	552,163
6.500% due 09/01/36 - 07/01/38	110,256	126,923

		107,747,630

Freddie Mac - 8.0%

2.500% due 08/01/28 - 07/01/50	7,676,274	8,038,030
3.000% due 09/01/26 - 02/01/50	18,590,506	21,790,414
3.500% due 06/01/21 - 07/01/50	20,468,258	21,766,465
4.000% due 02/01/25 - 07/01/50	13,921,480	14,952,376
4.500% due 08/01/24 - 07/01/48	3,163,977	3,470,973
5.000% due 12/01/31 - 03/01/41	967,093	1,106,338
5.500% due 04/01/34 - 08/01/40	485,382	555,703
6.000% due 04/01/36 - 05/01/40	646,119	752,036
6.500% due 08/01/37 - 04/01/39	51,545	59,046

		72,491,381

Government National Mortgage Association - 7.0%

2.500% due 01/20/43 - 07/01/50	3,669,511	3,864,292
3.000% due 08/20/42 - 07/01/50	19,870,869	21,127,477
3.500% due 10/15/41 - 07/01/50	19,991,048	21,356,434
4.000% due 06/15/39 - 07/01/50	9,848,485	10,643,586
4.500% due 02/15/39 - 12/20/47	3,715,942	4,089,241
5.000% due 05/15/36 - 01/20/48	1,563,014	1,760,403
5.500% due 04/15/37 - 04/15/40	445,762	516,714
6.000% due 01/15/38 - 06/15/41	136,002	160,250
6.500% due 10/15/38 - 02/15/39	25,198	29,528

		63,547,925

Total Mortgage-Backed Securities (Cost $253,668,817)		261,986,690

ASSET-BACKED SECURITIES - 0.3%

American Express Credit Account Master Trust 3.180% due 04/15/24	103,000	106,558
Capital One Multi-Asset Execution Trust 1.720% due 08/15/24	331,000	340,447

	Principal Amount	Value
Carmax Auto Owner Trust 2.680% due 03/15/24	$200,000	$206,476
Citibank Credit Card Issuance Trust 6.150% due 06/15/39	250,000	374,280
Ford Credit Auto Owner Trust 0.560% due 10/15/24	189,000	189,408
GM Financial Automobile Leasing Trust 0.800% due 07/20/23	54,000	54,124
GM Financial Consumer Automobile Receivables Trust 2.650% due 02/16/24	200,000	205,336
Honda Auto Receivables Owner Trust 1.830% due 01/18/24	200,000	205,448
Hyundai Auto Receivables Trust 1.940% due 02/15/24	55,000	56,445
Toyota Auto Receivables Owner Trust 1.910% due 09/15/23	352,000	359,547
World Omni Auto Receivables Trust 1.100% due 04/15/25	200,000	202,312

Total Asset-Backed Securities (Cost $2,211,733)		2,300,381

U.S. GOVERNMENT AGENCY ISSUES - 1.4%

Fannie Mae
0.250% due 05/22/23	1,075,000	1,074,207
0.625% due 04/22/25	430,000	433,724
1.375% due 10/07/21	1,000,000	1,015,133
2.625% due 01/11/22	750,000	777,917
2.625% due 09/06/24	960,000	1,051,484
5.625% due 07/15/37	100,000	160,964
6.625% due 11/15/30	500,000	773,941
7.125% due 01/15/30	525,000	814,576
Federal Farm Credit Banks Funding Corp 0.375% due 04/08/22	350,000	351,015
Federal Home Loan Bank
0.250% due 06/03/22	500,000	500,310
0.500% due 04/14/25	500,000	501,058
1.625% due 11/19/21	1,020,000	1,041,019
1.625% due 12/20/21	195,000	198,985
1.875% due 07/07/21	500,000	508,539
5.500% due 07/15/36	100,000	156,445
Freddie Mac
0.375% due 05/05/23	500,000	501,441
1.500% due 02/12/25	250,000	261,910
2.375% due 01/13/22	1,000,000	1,033,384
2.750% due 06/19/23	500,000	537,071
6.250% due 07/15/32	225,000	353,751
Tennessee Valley Authority
3.500% due 12/15/42	100,000	126,201
5.250% due 09/15/39	25,000	38,617
5.375% due 04/01/56	50,000	85,958
6.750% due 11/01/25	150,000	198,379
7.125% due 05/01/30	50,000	77,773

Total U.S. Government Agency Issues (Cost $11,874,501)		12,573,802

U.S. TREASURY OBLIGATIONS - 36.9%

U.S. Treasury Bonds - 8.0%

1.125% due 05/15/40	1,750,000	1,733,970
1.250% due 05/15/50	3,350,000	3,217,047
2.000% due 02/15/50	1,750,000	2,003,682
2.250% due 08/15/46	2,150,000	2,549,724
2.250% due 08/15/49	1,100,000	1,322,707
2.375% due 11/15/49	1,950,000	2,407,945
2.500% due 02/15/45	2,800,000	3,454,445

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-30

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
2.500% due 02/15/46	$2,600,000	$3,219,684
2.500% due 05/15/46	1,000,000	1,240,098
2.750% due 08/15/42	450,000	577,143
2.750% due 11/15/42	1,850,000	2,370,457
2.750% due 11/15/47	2,500,000	3,270,264
2.875% due 08/15/45	1,000,000	1,318,086
2.875% due 05/15/49	1,275,000	1,724,462
3.000% due 05/15/42	1,075,000	1,431,808
3.000% due 11/15/45	1,900,000	2,560,807
3.000% due 02/15/47	500,000	681,055
3.000% due 05/15/47	1,700,000	2,316,715
3.000% due 02/15/48	2,000,000	2,737,617
3.000% due 08/15/48	1,500,000	2,062,324
3.000% due 02/15/49	2,000,000	2,760,430
3.125% due 11/15/41	975,000	1,320,954
3.125% due 02/15/43	1,000,000	1,356,211
3.125% due 08/15/44	600,000	818,320
3.125% due 05/15/48	2,700,000	3,783,111
3.625% due 08/15/43	1,525,000	2,228,019
3.625% due 02/15/44	500,000	732,060
3.750% due 08/15/41	1,300,000	1,915,977
3.750% due 11/15/43	1,000,000	1,488,613
4.250% due 11/15/40	750,000	1,172,197
4.375% due 05/15/40	1,025,000	1,620,221
4.375% due 05/15/41	775,000	1,232,886
4.500% due 02/15/36	1,750,000	2,679,311
4.500% due 05/15/38	500,000	788,994
4.500% due 08/15/39	700,000	1,115,146
4.750% due 02/15/41	1,350,000	2,240,657
5.375% due 02/15/31	1,100,000	1,635,025
6.250% due 05/15/30	1,050,000	1,618,271

		72,706,443

U.S. Treasury Notes - 28.9%

0.125% due 05/31/22	2,600,000	2,598,375
0.250% due 04/15/23	3,000,000	3,006,973
0.250% due 06/15/23	3,000,000	3,006,563
0.250% due 05/31/25	2,750,000	2,746,777
0.250% due 06/30/25	3,500,000	3,493,506
0.375% due 04/30/25	3,000,000	3,014,004
0.500% due 03/31/25	3,000,000	3,032,344
0.500% due 05/31/27	3,500,000	3,504,170
0.500% due 06/30/27	1,000,000	1,000,742
0.625% due 05/15/30	2,350,000	2,343,207
1.125% due 07/31/21	4,100,000	4,142,361
1.125% due 08/31/21	2,300,000	2,325,516
1.125% due 02/28/22	2,500,000	2,540,039
1.125% due 02/28/25	3,500,000	3,640,752
1.125% due 02/28/27	750,000	782,622
1.250% due 08/31/24	4,000,000	4,168,594
1.375% due 10/15/22	2,000,000	2,055,234
1.375% due 02/15/23	1,500,000	1,547,344
1.375% due 06/30/23	4,300,000	4,454,615
1.375% due 01/31/25	5,500,000	5,779,404
1.500% due 08/31/21	1,500,000	1,523,203
1.500% due 10/31/21	2,000,000	2,035,664
1.500% due 03/31/23	1,500,000	1,554,902
1.500% due 09/30/24	3,000,000	3,160,371
1.500% due 10/31/24	2,000,000	2,108,555
1.500% due 08/15/26	3,200,000	3,410,001
1.500% due 02/15/30	3,250,000	3,513,555
1.625% due 08/15/22	2,025,000	2,088,123
1.625% due 11/15/22	4,975,000	5,146,987
1.625% due 05/31/23	1,000,000	1,042,285
1.625% due 10/31/23	3,000,000	3,143,613
1.625% due 02/15/26	1,900,000	2,033,111
1.625% due 05/15/26	1,300,000	1,393,539
1.625% due 08/15/29	2,000,000	2,182,344
1.750% due 07/31/21	5,500,000	5,593,887
1.750% due 11/30/21	500,000	511,260

	Principal Amount	Value
1.750% due 05/15/22	$1,250,000	$1,287,305
1.750% due 06/30/22	2,000,000	2,063,398
1.750% due 05/15/23	4,750,000	4,965,142
1.750% due 06/30/24	3,000,000	3,182,871
1.750% due 12/31/24	1,600,000	1,707,313
1.750% due 12/31/26	2,500,000	2,708,594
1.875% due 01/31/22	500,000	513,506
1.875% due 04/30/22	2,000,000	2,062,617
1.875% due 09/30/22	2,500,000	2,596,240
1.875% due 08/31/24	3,000,000	3,204,902
2.000% due 08/31/21	3,000,000	3,064,219
2.000% due 11/15/21	2,000,000	2,050,430
2.000% due 12/31/21	500,000	513,779
2.000% due 02/15/22	1,100,000	1,132,828
2.000% due 10/31/22	4,000,000	4,170,859
2.000% due 11/30/22	2,400,000	2,506,031
2.000% due 02/15/23	6,950,000	7,282,840
2.000% due 05/31/24	5,000,000	5,347,949
2.000% due 02/15/25	2,000,000	2,159,922
2.125% due 08/15/21	2,200,000	2,248,039
2.125% due 11/30/23	6,000,000	6,394,922
2.125% due 05/15/25	3,500,000	3,811,787
2.250% due 12/31/23	4,000,000	4,287,031
2.250% due 01/31/24	2,000,000	2,146,602
2.250% due 04/30/24	3,250,000	3,503,081
2.250% due 10/31/24	800,000	869,234
2.250% due 11/15/24	2,000,000	2,174,766
2.250% due 12/31/24	4,000,000	4,357,891
2.250% due 11/15/25	2,200,000	2,424,426
2.250% due 08/15/27	4,200,000	4,718,356
2.250% due 11/15/27	2,300,000	2,590,779
2.375% due 02/29/24	3,000,000	3,237,949
2.375% due 08/15/24	10,300,000	11,208,492
2.375% due 05/15/27	2,750,000	3,104,331
2.375% due 05/15/29	1,000,000	1,154,199
2.500% due 03/31/23	4,000,000	4,255,313
2.500% due 08/15/23	4,450,000	4,772,190
2.500% due 01/31/25	4,000,000	4,408,516
2.625% due 07/15/21	5,000,000	5,127,148
2.625% due 02/15/29	2,750,000	3,222,817
2.750% due 04/30/23	1,500,000	1,609,072
2.750% due 08/31/23	5,000,000	5,405,176
2.750% due 11/15/23	6,600,000	7,167,832
2.750% due 02/15/28	3,500,000	4,083,311
2.875% due 10/15/21	1,500,000	1,552,354
2.875% due 05/31/25	1,200,000	1,351,430
2.875% due 05/15/28	2,500,000	2,950,781
2.875% due 08/15/28	1,750,000	2,072,622
3.125% due 11/15/28	3,000,000	3,627,363

		261,983,097

Total U.S. Treasury Obligations (Cost $305,345,649)		334,689,540

FOREIGN GOVERNMENT BONDS & NOTES - 1.8%

Canada Government (Canada) 2.000% due 11/15/22	250,000	260,551
Chile Government (Chile)
3.125% due 01/21/26	75,000	82,472
3.860% due 06/21/47	300,000	357,096
Colombia Government (Colombia)
3.000% due 01/30/30	200,000	197,875
3.125% due 04/15/31	350,000	347,641
4.125% due 05/15/51	300,000	302,100
4.500% due 01/28/26	250,000	271,214
5.000% due 06/15/45	300,000	338,038
Export Development Canada (Canada)
1.375% due 02/24/23	250,000	257,151
2.500% due 01/24/23	200,000	211,140

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-31

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Export-Import Bank of Korea (South Korea)
2.750% due 01/25/22	$200,000	$205,728
3.625% due 11/27/23	200,000	218,574
5.000% due 04/11/22	200,000	214,730
Hungary Government (Hungary) 5.375% due 03/25/24	200,000	227,530
Hydro-Quebec (Canada) 8.400% due 01/15/22	100,000	111,998
Indonesia Government (Indonesia)
2.850% due 02/14/30	200,000	204,674
2.950% due 01/11/23	300,000	309,273
4.200% due 10/15/50	300,000	336,042
Iraq Government AID 2.149% due 01/18/22	200,000	206,865
Israel Government AID 5.500% due 04/26/24	25,000	29,713
Israel Government International (Israel) 2.750% due 07/03/30	200,000	221,048
Japan Bank for Cooperation (Japan) 1.750% due 01/23/23	200,000	206,527
Japan Bank for International Cooperation (Japan)
1.625% due 10/17/22	200,000	205,275
1.875% due 07/21/26	200,000	212,449
2.500% due 05/23/24	200,000	214,571
3.250% due 07/20/28	200,000	235,104
3.375% due 07/31/23	200,000	217,530
Japan International Cooperation Agency (Japan) 3.375% due 06/12/28	200,000	235,109
Korea International (South Korea) 2.750% due 01/19/27	200,000	218,268
Mexico Government (Mexico)
3.900% due 04/27/25	350,000	375,725
4.000% due 10/02/23	150,000	160,184
4.150% due 03/28/27	200,000	214,375
4.500% due 01/31/50	200,000	206,200
4.600% due 01/23/46	250,000	259,069
4.600% due 02/10/48	200,000	208,359
4.750% due 04/27/32	350,000	386,750
4.750% due 03/08/44	264,000	278,334
6.750% due 09/27/34	225,000	296,678
Panama Government (Panama)
4.500% due 05/15/47	350,000	430,253
6.700% due 01/26/36	100,000	144,305
8.875% due 09/30/27	100,000	142,357
Peruvian Government (Peru)
4.125% due 08/25/27	150,000	172,885
8.750% due 11/21/33	200,000	334,440
Philippine Government (Philippines)
2.950% due 05/05/45	200,000	208,447
3.000% due 02/01/28	200,000	216,442
6.375% due 10/23/34	250,000	361,334
7.750% due 01/14/31	200,000	299,931
Province of Alberta Canada (Canada)
2.200% due 07/26/22	250,000	259,065
3.350% due 11/01/23	100,000	109,004
Province of British Columbia Canada (Canada)
2.000% due 10/23/22	100,000	103,900
2.650% due 09/22/21	100,000	102,905
Province of Manitoba Canada (Canada) 2.125% due 05/04/22	250,000	257,516
Province of New Brunswick Canada (Canada) 3.625% due 02/24/28	50,000	58,879
Province of Ontario Canada (Canada)
1.050% due 05/21/27	200,000	200,305
1.750% due 01/24/23	300,000	309,878

	Principal Amount	Value
2.000% due 10/02/29	$100,000	$107,314
2.300% due 06/15/26	250,000	271,324
2.550% due 04/25/22	300,000	311,868
Province of Quebec Canada (Canada)
1.350% due 05/28/30	50,000	50,921
2.500% due 04/09/24	65,000	69,914
2.750% due 04/12/27	350,000	391,381
7.500% due 07/15/23	100,000	120,567
7.500% due 09/15/29	75,000	115,611
Republic of Italy Government (Italy)
2.875% due 10/17/29	200,000	200,513
4.000% due 10/17/49	200,000	203,815
6.875% due 09/27/23	150,000	173,637
Republic of Poland Government (Poland)
3.000% due 03/17/23	150,000	159,095
4.000% due 01/22/24	150,000	166,809
State of Israel (Israel) 3.375% due 01/15/50	200,000	219,920
The Korea Development Bank (South Korea)
2.000% due 09/12/26	200,000	211,928
3.375% due 03/12/23	200,000	213,857
Uruguay Government (Uruguay)
4.125% due 11/20/45	143,467	166,244
4.375% due 10/27/27	200,000	229,214
5.100% due 06/18/50	200,000	258,861

Total Foreign Government Bonds & Notes (Cost $15,165,921)		16,396,599

MUNICIPAL BONDS - 0.7%

American Municipal Power Inc OH ‘B’
6.449% due 02/15/44	25,000	36,553
8.084% due 02/15/50	300,000	543,099
Bay Area Toll Authority CA
6.263% due 04/01/49	25,000	43,751
7.043% due 04/01/50	50,000	89,861
California State University 2.975% due 11/01/51	50,000	53,755
Central Puget Sound Regional Transit Authority 5.491% due 11/01/39	25,000	35,648
Chicago O’Hare International Airport 4.472% due 01/01/49	50,000	65,099
Chicago Transit Authority IL ‘B’ 6.899% due 12/01/40	100,000	137,975
City of Chicago IL ‘B’ 7.750% due 01/01/42	42,000	55,104
City of Houston TX 3.961% due 03/01/47	50,000	60,898
City of New York NY 5.517% due 10/01/37	40,000	56,972
Commonwealth of Massachusetts
4.910% due 05/01/29	100,000	125,421
5.456% due 12/01/39	25,000	35,497
County of Clark Department of Aviation NV ‘C’ 6.820% due 07/01/45	125,000	195,580
Dallas Independent School District TX ‘C’ 6.450% due 02/15/35	50,000	51,391
JobsOhio Beverage System 2.833% due 01/01/38	10,000	10,665
Los Angeles Unified School District CA 6.758% due 07/01/34	100,000	148,216
Massachusetts School Building Authority 3.395% due 10/15/40	20,000	20,431
Metropolitan Transportation Authority NY
5.871% due 11/15/39	25,000	29,565
6.668% due 11/15/39	55,000	70,781

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-32

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Municipal Electric Authority of Georgia
6.637% due 04/01/57	$25,000	$36,460
6.655% due 04/01/57	98,000	144,030
New Jersey Economic Development Authority ‘A’ 7.425% due 02/15/29	125,000	151,217
New Jersey Transportation Trust Fund Authority ‘C’ 6.104% due 12/15/28	150,000	153,498
New Jersey Turnpike Authority ‘A’ 7.102% due 01/01/41	100,000	165,619
New York City Transitional Finance Authority Future Tax Secured Revenue NY 5.572% due 11/01/38	30,000	41,557
New York City Water & Sewer System
5.952% due 06/15/42	50,000	76,894
6.011% due 06/15/42	10,000	15,509
New York State Urban Development Corp 5.770% due 03/15/39	25,000	31,784
New York State Urban Development Corp ‘B’ 3.900% due 03/15/33	50,000	57,272
Pennsylvania Turnpike Commission ‘B’ 5.511% due 12/01/45	75,000	115,783
Permanent University Fund - University of Texas System 3.376% due 07/01/47	185,000	218,082
Port Authority of New York & New Jersey
4.031% due 09/01/48	50,000	60,593
4.229% due 10/15/57	30,000	38,437
4.458% due 10/01/62	100,000	133,306
5.647% due 11/01/40	150,000	214,620
Rutgers The State University of New Jersey 3.915% due 05/01/2119	15,000	18,355
Sales Tax Securitization Corp 4.787% due 01/01/48	50,000	61,852
San Diego County Regional Transportation Commission CA 5.911% due 04/01/48	50,000	80,400
State Dormitory Authority 3.142% due 07/01/43	100,000	103,336
State of California
3.500% due 04/01/28	100,000	116,405
7.300% due 10/01/39	100,000	167,563
7.500% due 04/01/34	50,000	81,698
7.600% due 11/01/40	270,000	496,957
7.625% due 03/01/40	40,000	70,777
State of California Department of Water Resources Power Supply Revenue 2.000% due 05/01/22	25,000	25,654
State of Connecticut ‘D’ 5.090% due 10/01/30	50,000	59,902

	Principal Amount	Value
State of Illinois 6.725% due 04/01/35	$400,000	$440,464
State of Texas 5.517% due 04/01/39	100,000	145,603
State of Utah 4.554% due 07/01/24	15,000	15,944
State of Wisconsin 3.154% due 05/01/27	250,000	278,025
Texas Transportation Commission 2.562% due 04/01/42	350,000	355,904
Texas Transportation Commission State Highway Fund 5.178% due 04/01/30	25,000	32,077
University of California
3.063% due 07/01/25	50,000	54,869
4.767% due 05/15/2115	75,000	101,909
4.858% due 05/15/2112	100,000	139,354

Total Municipal Bonds (Cost $5,182,675)		6,367,971

	Shares
SHORT-TERM INVESTMENT - 9.5%

Money Market Fund - 9.5%

BlackRock Liquidity Funds T-Fund Portfolio Institutional 0.110%	86,398,606	86,398,606

Total Short-Term Investment (Cost $86,398,606)		86,398,606

TOTAL INVESTMENTS - 108.8% (Cost $922,625,280)		985,719,836

OTHER ASSETS & LIABILITIES, NET - (8.8%)		(79,855,806)

NET ASSETS - 100.0%		$905,864,030

Notes to Schedule of Investments

(a)	As of June 30, 2020, the Fund’s composition as a percentage of net assets was as follows:

U.S. Treasury Obligations	36.9%
Corporate Bonds & Notes	29.3%
Mortgage-Backed Securities	28.9%
Short-Term Investment	9.5%
Others (each less than 3.0%)	4.2%

	108.8%
Other Assets & Liabilities, Net	(8.8%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$265,006,247	$-	$265,006,247	$-
	Mortgage-Backed Securities	261,986,690	-	261,986,690	-
	Asset-Backed Securities	2,300,381	-	2,300,381	-
	U.S. Government Agency Issues	12,573,802	-	12,573,802	-
	U.S. Treasury Obligations	334,689,540	-	334,689,540	-
	Foreign Government Bonds & Notes	16,396,599	-	16,396,599	-
	Municipal Bonds	6,367,971	-	6,367,971	-
	Short-Term Investment	86,398,606	86,398,606	-	-

	Total	$985,719,836	$86,398,606	$899,321,230	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-33

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 99.2%

Basic Materials - 5.5%

Alcoa Nederland Holding BV
6.125% due 05/15/28 ~	$250,000	$256,674
6.750% due 09/30/24 ~	200,000	204,873
Allegheny Technologies Inc
5.875% due 12/01/27	200,000	186,345
7.875% due 08/15/23	200,000	205,271
ArcelorMittal SA (Luxembourg)
3.600% due 07/16/24	225,000	223,115
4.550% due 03/11/26	550,000	555,871
7.250% due 10/15/39	600,000	717,797
Arconic Corp
6.000% due 05/15/25 ~	190,000	195,819
6.125% due 02/15/28 ~	66,000	66,170
Ashland LLC
4.750% due 08/15/22	34,000	35,934
6.875% due 05/15/43	128,000	147,750
Atotech Alpha 3 BV (United Kingdom) 6.250% due 02/01/25 ~	142,000	140,580
Axalta Coating Systems LLC 4.875% due 08/15/24 ~	150,000	152,266
Baffinland Iron Mines Corp (Canada) 8.750% due 07/15/26 ~	125,000	122,789
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	50,000	49,531
Big River Steel LLC 7.250% due 09/01/25 ~	210,000	201,204
Blue Cube Spinco LLC
9.750% due 10/15/23	65,000	67,152
10.000% due 10/15/25	85,000	88,604
CF Industries Inc
3.450% due 06/01/23	155,000	158,194
4.950% due 06/01/43	39,000	42,161
5.150% due 03/15/34	400,000	428,650
5.375% due 03/15/44	225,000	244,024
Clearwater Paper Corp
4.500% due 02/01/23	40,000	39,925
5.375% due 02/01/25 ~	50,000	50,531
Cleveland-Cliffs Inc
4.875% due 01/15/24 ~	100,000	94,365
5.750% due 03/01/25	100,000	85,443
5.875% due 06/01/27	300,000	248,382
6.250% due 10/01/40	100,000	62,430
6.750% due 03/15/26 ~	137,000	132,547
7.000% due 03/15/27 ~	125,000	95,000
9.875% due 10/17/25 ~	250,000	262,706
Coeur Mining Inc 5.875% due 06/01/24	50,000	48,182
Commercial Metals Co
4.875% due 05/15/23	100,000	101,115
5.375% due 07/15/27	100,000	101,606
5.750% due 04/15/26	100,000	102,796
Compass Minerals International Inc
4.875% due 07/15/24 ~	50,000	50,307
6.750% due 12/01/27 ~	135,000	141,978
Consolidated Energy Finance SA (Switzerland) 6.500% due 05/15/26 ~	150,000	128,034
Constellium SE (France)
5.625% due 06/15/28 ~	250,000	247,042
5.750% due 05/15/24 ~	50,000	50,182
6.625% due 03/01/25 ~	500,000	507,192
Cornerstone Chemical Co 6.750% due 08/15/24 ~	150,000	135,547
CVR Partners LP 9.250% due 06/15/23 ~	100,000	98,261

	Principal Amount	Value
Element Solutions Inc 5.875% due 12/01/25 ~	$285,000	$288,649
Eurochem Finance DAC (Switzerland) 5.500% due 03/13/24 ~	200,000	218,157
Ferroglobe PLC 9.375% due 03/01/22 ~	150,000	57,000
FMG Resources Pty Ltd (Australia)
4.500% due 09/15/27 ~	136,000	136,280
4.750% due 05/15/22 ~	75,000	76,612
5.125% due 03/15/23 ~	415,000	427,705
5.125% due 05/15/24 ~	90,000	92,934
Freeport-McMoRan Inc
3.550% due 03/01/22	53,000	53,118
3.875% due 03/15/23	550,000	551,815
4.125% due 03/01/28	250,000	243,084
4.250% due 03/01/30	200,000	194,188
4.550% due 11/14/24	100,000	101,886
5.000% due 09/01/27	738,000	742,212
5.400% due 11/14/34	170,000	168,528
5.450% due 03/15/43	350,000	344,185
GCP Applied Technologies Inc 5.500% due 04/15/26 ~	100,000	100,106
Hecla Mining Co 7.250% due 02/15/28	300,000	305,250
Hexion Inc 7.875% due 07/15/27 ~	150,000	136,879
Hudbay Minerals Inc (Canada)
7.250% due 01/15/23 ~	74,000	73,160
7.625% due 01/15/25 ~	194,000	186,260
Illuminate Buyer LLC 9.000% due 07/01/28 ~	200,000	209,000
INEOS Group Holdings SA (Luxembourg) 5.625% due 08/01/24 ~	200,000	194,067
Ingevity Corp 4.500% due 02/01/26 ~	100,000	97,856
Innophos Holdings Inc 9.375% due 02/15/28 ~	200,000	196,625
Joseph T Ryerson & Son Inc 11.000% due 05/15/22 ~	125,000	128,048
Kaiser Aluminum Corp 4.625% due 03/01/28 ~	114,000	109,213
Kraton Polymers LLC 7.000% due 04/15/25 ~	350,000	352,978
Mercer International Inc (Germany)
5.500% due 01/15/26	150,000	141,473
7.375% due 01/15/25	200,000	199,604
Methanex Corp (Canada)
5.250% due 12/15/29	450,000	398,241
5.650% due 12/01/44	50,000	39,640
Mineral Resources Ltd (Australia) 8.125% due 05/01/27 ~	213,000	226,931
Minerals Technologies Inc 5.000% due 07/01/28 ~	200,000	203,500
Mountain Province Diamonds Inc (Canada) 8.000% due 12/15/22 ~	50,000	27,985
Neon Holdings Inc 10.125% due 04/01/26 ~	125,000	124,687
New Gold Inc (Canada)
6.250% due 11/15/22 ~	100,000	101,110
6.375% due 05/15/25 ~	200,000	202,729
7.500% due 07/15/27 ~	165,000	170,848
Novelis Corp
4.750% due 01/30/30 ~	510,000	488,315
5.875% due 09/30/26 ~	575,000	575,673
Nufarm Australia Ltd (Australia) 5.750% due 04/30/26 ~	150,000	145,284
OCI NV (Netherlands)
5.250% due 11/01/24 ~	200,000	192,750
6.625% due 04/15/23 ~	200,000	202,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-34

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Olin Corp
5.000% due 02/01/30	$50,000	$44,366
5.125% due 09/15/27	410,000	384,541
5.625% due 08/01/29	289,000	266,248
9.500% due 06/01/25 ~	95,000	106,103
PolyOne Corp
5.250% due 03/15/23	91,000	98,563
5.750% due 05/15/25 ~	90,000	92,756
PQ Corp
5.750% due 12/15/25 ~	100,000	101,115
6.750% due 11/15/22 ~	50,000	50,955
Rain CII Carbon LLC 7.250% due 04/01/25 ~	166,000	159,877
Rayonier AM Products Inc 5.500% due 06/01/24 ~	81,000	48,305
Resolute Forest Products Inc 5.875% due 05/15/23	200,000	183,729
Schweitzer-Mauduit International Inc 6.875% due 10/01/26 ~	75,000	76,955
SPCM SA (France) 4.875% due 09/15/25 ~	80,000	80,871
Starfruit Finco BV (Netherlands) 8.000% due 10/01/26 ~	150,000	154,027
The Chemours Co
5.375% due 05/15/27	94,000	85,243
6.625% due 05/15/23	180,000	173,269
7.000% due 05/15/25	380,000	363,972
TPC Group Inc 10.500% due 08/01/24 ~	273,000	244,876
Trinseo Materials Operating SCA 5.375% due 09/01/25 ~	175,000	166,359
Tronox Finance PLC 5.750% due 10/01/25 ~	150,000	139,297
Tronox Inc
6.500% due 05/01/25 ~	50,000	50,344
6.500% due 04/15/26 ~	150,000	140,610
United States Steel Corp
6.250% due 03/15/26	440,000	279,319
6.875% due 08/15/25	71,000	48,465
12.000% due 06/01/25 ~	300,000	308,062
Valvoline Inc
4.250% due 02/15/30 ~	120,000	118,406
4.375% due 08/15/25	150,000	151,297
Venator Finance SARL 9.500% due 07/01/25 ~	250,000	255,000
WR Grace & Co-Conn
4.875% due 06/15/27 ~	90,000	91,623
5.125% due 10/01/21 ~	250,000	263,375
5.625% due 10/01/24 ~	100,000	105,614

		21,334,452

Communications - 18.2%

Altice Financing SA (Luxembourg)
5.000% due 01/15/28 ~	700,000	696,468
7.500% due 05/15/26 ~	500,000	526,262
Altice Finco SA (Luxembourg) 7.625% due 02/15/25 ~	200,000	208,731
Altice France Holding SA (Luxembourg)
6.000% due 02/15/28 ~	200,000	190,251
10.500% due 05/15/27 ~	405,000	447,900
Altice France SA (France)
5.500% due 01/15/28 ~	700,000	708,183
7.375% due 05/01/26 ~	1,517,000	1,585,250
8.125% due 02/01/27 ~	400,000	438,458
AMC Networks Inc
4.750% due 12/15/22	79,000	78,978
4.750% due 08/01/25	150,000	147,616
5.000% due 04/01/24	400,000	397,250
Block Communications Inc 4.875% due 03/01/28 ~	250,000	247,534

	Principal Amount	Value
C&W Senior Financing DAC (Ireland)
6.875% due 09/15/27 ~	$325,000	$322,853
7.500% due 10/15/26 ~	200,000	205,081
CCO Holdings LLC
4.000% due 03/01/23 ~	143,000	143,803
4.500% due 08/15/30 ~	926,000	948,368
4.500% due 05/01/32 ~	154,000	156,118
4.750% due 03/01/30 ~	1,239,000	1,269,628
5.000% due 02/01/28 ~	766,000	791,661
5.125% due 05/01/27 ~	975,000	1,010,149
5.375% due 05/01/25 ~	100,000	102,761
5.375% due 06/01/29 ~	289,000	305,224
5.500% due 05/01/26 ~	450,000	467,368
5.750% due 02/15/26 ~	665,000	689,302
5.875% due 04/01/24 ~	742,000	765,929
5.875% due 05/01/27 ~	100,000	104,445
Cengage Learning Inc 9.500% due 06/15/24 ~	161,000	113,287
CenturyLink Inc
4.000% due 02/15/27 ~	645,000	625,789
5.125% due 12/15/26 ~	169,000	168,840
5.625% due 04/01/25	100,000	103,661
5.800% due 03/15/22	225,000	231,688
7.500% due 04/01/24	950,000	1,045,627
7.600% due 09/15/39	100,000	107,847
7.650% due 03/15/42	100,000	107,680
Cincinnati Bell Inc
7.000% due 07/15/24 ~	250,000	255,779
8.000% due 10/15/25 ~	150,000	157,109
Clear Channel Worldwide Holdings Inc
5.125% due 08/15/27 ~	365,000	351,042
9.250% due 02/15/24	553,000	514,420
CommScope Inc
due 07/01/28 # ~	69,000	69,179
5.500% due 03/01/24 ~	395,000	399,937
5.500% due 06/15/24 ~	110,000	112,016
6.000% due 03/01/26 ~	230,000	236,355
8.250% due 03/01/27 ~	790,000	813,273
CommScope Technologies LLC
5.000% due 03/15/27 ~	150,000	135,557
6.000% due 06/15/25 ~	319,000	308,888
Connect Finco SARL (United Kingdom) 6.750% due 10/01/26 ~	627,000	593,706
Consolidated Communications Inc 6.500% due 10/01/22	200,000	184,875
CSC Holdings LLC
4.125% due 12/01/30 ~	200,000	198,512
4.625% due 12/01/30 ~	200,000	195,272
5.250% due 06/01/24	331,000	352,341
5.375% due 07/15/23 ~	700,000	710,640
5.375% due 02/01/28 ~	200,000	209,581
5.500% due 05/15/26 ~	1,050,000	1,080,739
5.500% due 04/15/27 ~	200,000	208,300
5.750% due 01/15/30 ~	554,000	579,426
5.875% due 09/15/22	200,000	209,445
6.500% due 02/01/29 ~	300,000	328,312
6.750% due 11/15/21	100,000	105,253
7.500% due 04/01/28 ~	200,000	218,831
Cumulus Media New Holdings Inc 6.750% due 07/01/26 ~	55,000	50,901
Diamond Sports Group LLC
5.375% due 08/15/26 ~	897,000	654,738
6.625% due 08/15/27 ~	520,000	280,036
DISH DBS Corp
due 07/01/28 # ~	130,000	129,838
5.000% due 03/15/23	1,250,000	1,248,769
5.875% due 07/15/22	300,000	305,707
5.875% due 11/15/24	365,000	363,462
6.750% due 06/01/21	200,000	204,080
7.750% due 07/01/26	618,000	656,304

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-35

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
DKT Finance ApS (Denmark) 9.375% due 06/17/23 ~	$250,000	$252,187
Dolya Holdco 18 DAC (Ireland) 5.000% due 07/15/28 ~	200,000	198,440
E*TRADE Financial Corp 5.875% due 09/15/26	100,000	104,180
EIG Investors Corp 10.875% due 02/01/24	100,000	97,365
Embarq Corp 7.995% due 06/01/36	600,000	675,132
Entercom Media Corp
6.500% due 05/01/27 ~	150,000	135,159
7.250% due 11/01/24 ~	100,000	87,365
GCI LLC 6.625% due 06/15/24 ~	100,000	104,948
Getty Images Inc 9.750% due 03/01/27 ~	100,000	94,571
Go Daddy Operating Co LLC 5.250% due 12/01/27 ~	197,000	200,904
Gogo Intermediate Holdings LLC 9.875% due 05/01/24 ~	311,000	263,605
Gray Television Inc
5.125% due 10/15/24 ~	130,000	130,339
5.875% due 07/15/26 ~	75,000	74,892
7.000% due 05/15/27 ~	340,000	349,401
Grubhub Holdings Inc 5.500% due 07/01/27 ~	59,000	60,461
GTT Communications Inc 7.875% due 12/31/24 ~	150,000	79,219
Hughes Satellite Systems Corp
5.250% due 08/01/26	275,000	285,384
6.625% due 08/01/26	165,000	171,838
7.625% due 06/15/21	295,000	304,521
iHeartCommunications Inc
4.750% due 01/15/28 ~	82,000	75,784
5.250% due 08/15/27 ~	291,000	279,124
6.375% due 05/01/26	200,000	198,468
8.375% due 05/01/27	400,000	367,274
Intelsat Jackson Holdings SA (Luxembourg) 9.500% due 09/30/22 Y ~	50,000	55,676
Intrado Corp 8.500% due 10/15/25 ~	371,000	296,104
Koninklijke KPN NV (Netherlands) 7.000% due 03/28/73 ~	200,000	215,349
Lamar Media Corp
3.750% due 02/15/28 ~	75,000	70,944
4.875% due 01/15/29 ~	200,000	201,875
5.000% due 05/01/23	200,000	201,623
5.750% due 02/01/26	330,000	341,199
LCPR Senior Secured Financing DAC 6.750% due 10/15/27 ~	350,000	357,591
Level 3 Financing Inc
4.250% due 07/01/28 ~	175,000	175,644
4.625% due 09/15/27 ~	400,000	404,138
5.125% due 05/01/23	150,000	150,391
5.250% due 03/15/26	100,000	103,267
5.375% due 08/15/22	556,000	556,439
5.375% due 01/15/24	291,000	294,243
5.375% due 05/01/25	80,000	81,908
5.625% due 02/01/23	75,000	75,286
Liberty Interactive LLC 8.250% due 02/01/30	300,000	292,603
Match Group Inc
4.125% due 08/01/30 ~	150,000	147,117
4.625% due 06/01/28 ~	135,000	137,096
5.000% due 12/15/27 ~	100,000	104,411
5.625% due 02/15/29 ~	100,000	105,769
McGraw-Hill Global Education Holdings LLC 7.875% due 05/15/24 ~	100,000	66,865

	Principal Amount	Value
MDC Partners Inc 6.500% due 05/01/24 ~	$250,000	$233,281
Meredith Corp
6.500% due 07/01/25 ~	200,000	199,000
6.875% due 02/01/26	375,000	312,236
Metropolitan Light Co Ltd (Hong Kong) 5.500% due 11/21/22 ~	200,000	202,419
Midcontinent Communications 5.375% due 08/15/27 ~	100,000	101,894
Netflix Inc
3.625% due 06/15/25 ~	110,000	111,306
4.375% due 11/15/26	705,000	734,948
4.875% due 04/15/28	200,000	214,180
4.875% due 06/15/30 ~	216,000	231,349
5.375% due 11/15/29 ~	422,000	464,082
5.500% due 02/15/22	350,000	366,056
5.875% due 02/15/25	225,000	250,829
5.875% due 11/15/28	480,000	546,761
6.375% due 05/15/29	80,000	93,335
Nexstar Broadcasting Inc
5.625% due 08/01/24 ~	359,000	362,628
5.625% due 07/15/27 ~	438,000	439,108
Nokia OYJ (Finland)
3.375% due 06/12/22	120,000	122,769
4.375% due 06/12/27	320,000	338,859
6.625% due 05/15/39	50,000	59,205
NortonLifeLock Inc 5.000% due 04/15/25 ~	590,000	601,800
Outfront Media Capital LLC
4.625% due 03/15/30 ~	68,000	62,445
5.000% due 08/15/27 ~	115,000	103,694
5.625% due 02/15/24	375,000	376,914
6.250% due 06/15/25 ~	100,000	101,093
Photo Holdings Merger Sub Inc 8.500% due 10/01/26 ~	250,000	236,368
Plantronics Inc 5.500% due 05/31/23 ~	176,000	153,888
Qualitytech LP 4.750% due 11/15/25 ~	60,000	61,449
Quebecor Media Inc (Canada) 5.750% due 01/15/23	300,000	315,031
Qwest Corp 7.250% due 09/15/25	35,000	39,748
Radiate Holdco LLC 6.625% due 02/15/25 ~	125,000	124,857
Scripps Escrow Inc 5.875% due 07/15/27 ~	150,000	142,379
Sinclair Television Group Inc
5.500% due 03/01/30 ~	200,000	185,338
5.625% due 08/01/24 ~	295,000	283,968
5.875% due 03/15/26 ~	150,000	148,284
Sirius XM Radio Inc
3.875% due 08/01/22 ~	241,000	242,763
4.125% due 07/01/30 ~	275,000	272,308
4.625% due 05/15/23 ~	80,000	80,648
4.625% due 07/15/24 ~	120,000	123,413
5.000% due 08/01/27 ~	160,000	164,366
5.375% due 04/15/25 ~	800,000	823,684
5.375% due 07/15/26 ~	371,000	384,317
5.500% due 07/01/29 ~	560,000	593,617
Sprint Capital Corp
6.875% due 11/15/28	800,000	977,160
8.750% due 03/15/32	600,000	858,294
Sprint Communications Inc
6.000% due 11/15/22	400,000	422,446
11.500% due 11/15/21	200,000	221,955
Sprint Corp
7.125% due 06/15/24	1,700,000	1,922,598
7.250% due 09/15/21	809,000	849,050

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-36

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
7.625% due 02/15/25	$250,000	$288,977
7.625% due 03/01/26	300,000	354,805
7.875% due 09/15/23	805,000	907,633
T-Mobile USA Inc
4.000% due 04/15/22	100,000	102,714
4.500% due 02/01/26	845,000	856,855
4.750% due 02/01/28	495,000	523,524
5.125% due 04/15/25	30,000	30,768
6.000% due 03/01/23	365,000	367,143
6.000% due 04/15/24	700,000	717,370
6.375% due 03/01/25	425,000	437,112
6.500% due 01/15/26	280,000	292,932
TEGNA Inc
4.625% due 03/15/28 ~	135,000	124,986
5.000% due 09/15/29 ~	504,000	475,343
5.500% due 09/15/24 ~	300,000	303,469
Telecom Italia Capital SA (Italy)
6.000% due 09/30/34	200,000	217,981
6.375% due 11/15/33	700,000	789,995
7.200% due 07/18/36	350,000	417,637
Telecom Italia SPA (Italy) 5.303% due 05/30/24 ~	750,000	783,289
Telefonaktiebolaget LM Ericsson (Sweden) 4.125% due 05/15/22	300,000	315,034
Telenet Finance Luxembourg Notes SARL (Belgium) 5.500% due 03/01/28 ~	200,000	210,000
Telesat Canada (Canada)
4.875% due 06/01/27 ~	150,000	147,469
6.500% due 10/15/27 ~	134,000	132,216
Terrier Media Buyer Inc 8.875% due 12/15/27 ~	244,000	234,545
The EW Scripps Co 5.125% due 05/15/25 ~	250,000	239,089
Townsquare Media Inc 6.500% due 04/01/23 ~	45,000	38,864
Trilogy International Partners LLC (New Zealand) 8.875% due 05/01/22 ~	100,000	88,852
Twitter Inc 3.875% due 12/15/27 ~	167,000	167,434
Uber Technologies Inc
7.500% due 11/01/23 ~	150,000	151,967
7.500% due 05/15/25 ~	200,000	202,375
7.500% due 09/15/27 ~	232,000	232,532
8.000% due 11/01/26 ~	700,000	713,300
United States Cellular Corp 6.700% due 12/15/33	100,000	116,542
Univision Communications Inc
5.125% due 05/15/23 ~	350,000	354,265
5.125% due 02/15/25 ~	499,000	471,557
6.625% due 06/01/27 ~	255,000	244,481
9.500% due 05/01/25 ~	150,000	159,750
UPC Holding BV (Netherlands) 5.500% due 01/15/28 ~	200,000	193,283
Urban One Inc 7.375% due 04/15/22 ~	100,000	89,352
VEON Holdings BV (Netherlands)
3.950% due 06/16/21 ~	200,000	203,193
4.000% due 04/09/25 ~	200,000	207,119
7.250% due 04/26/23 ~	200,000	221,895
VeriSign Inc
4.625% due 05/01/23	75,000	75,664
4.750% due 07/15/27	95,000	100,016
5.250% due 04/01/25	200,000	222,021
ViacomCBS Inc
5.875% due 02/28/57	53,000	52,356
6.250% due 02/28/57	292,000	300,112
ViaSat Inc
5.625% due 09/15/25 ~	148,000	142,096
5.625% due 04/15/27 ~	220,000	225,734

	Principal Amount	Value
Videotron Ltd (Canada)
5.000% due 07/15/22	$200,000	$207,313
5.125% due 04/15/27 ~	200,000	208,107
5.375% due 06/15/24 ~	100,000	106,812
Virgin Media Finance PLC (United Kingdom) 5.000% due 07/15/30 ~	305,000	299,312
Virgin Media Secured Finance PLC (United Kingdom)
4.500% due 08/15/30 ~	200,000	200,625
5.500% due 08/15/26 ~	100,000	102,585
5.500% due 05/15/29 ~	400,000	422,278
Vodafone Group PLC (United Kingdom) 7.000% due 04/04/79	600,000	703,776
Zayo Group Holdings Inc
4.000% due 03/01/27 ~	500,000	475,390
6.125% due 03/01/28 ~	165,000	160,746
Ziggo Bond Co BV (Netherlands)
5.125% due 02/28/30 ~	200,000	198,784
6.000% due 01/15/27 ~	200,000	203,581
Ziggo BV (Netherlands)
4.875% due 01/15/30 ~	200,000	201,540
5.500% due 01/15/27 ~	494,000	502,959

		71,406,286

Consumer, Cyclical - 18.9%

Abercrombie & Fitch Management Co due 07/15/25 # ~	225,000	222,187
Adient Global Holdings Ltd 4.875% due 08/15/26 ~	200,000	165,857
Adient US LLC
7.000% due 05/15/26 ~	287,000	297,514
9.000% due 04/15/25 ~	30,000	32,447
Air Canada (Canada) 7.750% due 04/15/21 ~	150,000	150,544
Allen Media LLC 10.500% due 02/15/28 ~	200,000	183,599
Allison Transmission Inc
4.750% due 10/01/27 ~	250,000	249,015
5.000% due 10/01/24 ~	270,000	270,165
5.875% due 06/01/29 ~	46,000	47,974
AMC Entertainment Holdings Inc
5.750% due 06/15/25	300,000	96,750
5.875% due 11/15/26	215,000	70,413
10.500% due 04/15/25 ~	160,000	130,412
American Airlines Group Inc
3.750% due 03/01/25 ~	150,000	69,992
5.000% due 06/01/22 ~	264,000	153,923
American Airlines Inc 11.750% due 07/15/25 ~	550,000	518,259
American Airlines Pass-Through Trust ‘A’ 4.950% due 07/15/24	165,135	134,161
American Axle & Manufacturing Inc
6.250% due 04/01/25	400,000	393,882
6.250% due 03/15/26	75,000	72,455
6.500% due 04/01/27	65,000	63,212
6.625% due 10/15/22	89,000	90,363
6.875% due 07/01/28	300,000	298,116
American Builders & Contractors Supply Co Inc
4.000% due 01/15/28 ~	129,000	125,576
5.875% due 05/15/26 ~	80,000	79,385
Anixter Inc 5.125% due 10/01/21	50,000	52,655
Aramark Services Inc
5.000% due 04/01/25 ~	100,000	98,812
5.000% due 02/01/28 ~	600,000	571,377
6.375% due 05/01/25 ~	160,000	165,521
Arrow Bidco LLC 9.500% due 03/15/24 ~	125,000	97,956

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-37

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Asbury Automotive Group Inc
4.500% due 03/01/28 ~	$43,000	$41,844
4.750% due 03/01/30 ~	218,000	213,095
Ashton Woods USA LLC 6.625% due 01/15/28 ~	250,000	246,250
Banijay Entertainment SASU (France) 5.375% due 03/01/25 ~	200,000	196,125
BCD Acquisition Inc 9.625% due 09/15/23 ~	180,000	172,461
Beacon Roofing Supply Inc
4.500% due 11/15/26 ~	150,000	147,654
4.875% due 11/01/25 ~	527,000	471,755
Beazer Homes USA Inc
6.750% due 03/15/25	250,000	246,380
7.250% due 10/15/29	100,000	97,066
Bed Bath & Beyond Inc
4.915% due 08/01/34	250,000	151,250
5.165% due 08/01/44	200,000	114,080
Boyd Gaming Corp
4.750% due 12/01/27 ~	326,000	280,471
6.000% due 08/15/26	165,000	154,037
6.375% due 04/01/26	400,000	380,756
8.625% due 06/01/25 ~	50,000	52,344
Boyne USA Inc 7.250% due 05/01/25 ~	50,000	52,557
Brinker International Inc
3.875% due 05/15/23	200,000	185,625
5.000% due 10/01/24 ~	100,000	93,765
Brookfield Residential Properties Inc (Canada)
4.875% due 02/15/30 ~	65,000	54,375
6.250% due 09/15/27 ~	263,000	252,118
6.375% due 05/15/25 ~	78,000	77,504
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	524,000	456,671
Caleres Inc 6.250% due 08/15/23	59,000	51,035
Carlson Travel Inc 6.750% due 12/15/23 ~	129,000	84,320
Carnival Corp 11.500% due 04/01/23 ~	820,000	887,599
Carvana Co 8.875% due 10/01/23 ~	284,000	285,686
CCM Merger Inc 6.000% due 03/15/22 ~	135,000	134,072
CD&R Smokey Buyer Inc due 07/15/25 # ~	40,000	41,696
Cedar Fair LP
5.250% due 07/15/29 ~	55,000	49,820
5.375% due 06/01/24	200,000	190,105
5.375% due 04/15/27	80,000	71,832
5.500% due 05/01/25 ~	350,000	353,281
Century Communities Inc
5.875% due 07/15/25	150,000	149,797
6.750% due 06/01/27	148,000	149,170
Churchill Downs Inc
4.750% due 01/15/28 ~	81,000	78,353
5.500% due 04/01/27 ~	230,000	224,230
Cinemark USA Inc
4.875% due 06/01/23	425,000	360,449
5.125% due 12/15/22	15,000	13,290
8.750% due 05/01/25 ~	120,000	124,725
Cirsa Finance International SARL (Spain) 7.875% due 12/20/23 ~	200,000	185,500
Clarios Global LP
6.250% due 05/15/26 ~	311,000	322,093
6.750% due 05/15/25 ~	50,000	52,156
8.500% due 05/15/27 ~	562,000	566,201

	Principal Amount	Value
Colt Merger Sub Inc
due 07/01/25 # ~	$1,230,000	$1,224,505
due 07/01/27 # ~	188,000	183,300
Constellation Merger Sub Inc 8.500% due 09/15/25 ~	100,000	80,365
Core & Main Holding LP 8.625% Cash or 9.375% PIK due 09/15/24 ~	100,000	100,462
Core & Main LP 6.125% due 08/15/25 ~	185,000	184,957
Dana Financing Luxembourg SARL 5.750% due 04/15/25 ~	100,000	101,865
Dana Inc
5.375% due 11/15/27	188,000	187,060
5.500% due 12/15/24	200,000	202,229
5.625% due 06/15/28	100,000	99,519
Dealer Tire LLC 8.000% due 02/01/28 ~	250,000	232,187
Delphi Technologies PLC 5.000% due 10/01/25 ~	205,000	220,283
Delta Air Lines Inc
2.900% due 10/28/24	250,000	202,952
3.625% due 03/15/22	300,000	284,274
3.750% due 10/28/29	175,000	140,263
3.800% due 04/19/23	150,000	133,605
4.375% due 04/19/28	150,000	125,213
7.375% due 01/15/26	90,000	87,163
Diamond Resorts International Inc
7.750% due 09/01/23 ~	155,000	148,895
10.750% due 09/01/24 ~	125,000	112,956
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	100,000	84,865
DriveTime Automotive Group Inc 8.000% due 06/01/21 ~	100,000	94,985
eG Global Finance PLC (United Kingdom)
6.750% due 02/07/25 ~	200,000	197,396
8.500% due 10/30/25 ~	200,000	205,396
Eldorado Resorts Inc
6.000% due 04/01/25	490,000	511,386
6.000% due 09/15/26	45,000	48,720
Ferrellgas LP
6.500% due 05/01/21	100,000	85,363
6.750% due 06/15/23	350,000	290,026
10.000% due 04/15/25 ~	195,000	210,966
Fiat Chrysler Automobiles NV (United Kingdom) 5.250% due 04/15/23	450,000	466,063
Ford Motor Co
4.346% due 12/08/26	300,000	280,752
4.750% due 01/15/43	700,000	554,571
7.450% due 07/16/31	500,000	528,162
8.500% due 04/21/23	100,000	105,937
9.000% due 04/22/25	500,000	541,562
9.625% due 04/22/30	90,000	106,756
Ford Motor Credit Co LLC
2.979% due 08/03/22	200,000	192,440
3.087% due 01/09/23	450,000	428,764
3.096% due 05/04/23	200,000	190,290
3.219% due 01/09/22	200,000	195,542
3.336% due 03/18/21	275,000	273,030
3.339% due 03/28/22	200,000	194,440
3.350% due 11/01/22	200,000	192,306
3.470% due 04/05/21	225,000	221,062
3.664% due 09/08/24	225,000	212,953
3.810% due 01/09/24	225,000	216,911
3.813% due 10/12/21	375,000	371,269
3.815% due 11/02/27	400,000	365,250
4.063% due 11/01/24	200,000	191,105

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-38

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
4.134% due 08/04/25	$200,000	$190,315
4.140% due 02/15/23	200,000	196,690
4.250% due 09/20/22	225,000	221,391
4.271% due 01/09/27	200,000	187,691
4.375% due 08/06/23	275,000	270,842
4.389% due 01/08/26	250,000	237,384
4.687% due 06/09/25	350,000	343,105
5.113% due 05/03/29	275,000	269,353
5.584% due 03/18/24	200,000	202,353
5.596% due 01/07/22	200,000	202,125
5.875% due 08/02/21	225,000	227,637
Forestar Group Inc
5.000% due 03/01/28 ~	150,000	147,352
8.000% due 04/15/24 ~	145,000	150,604
Golden Nugget Inc
6.750% due 10/15/24 ~	460,000	331,200
8.750% due 10/01/25 ~	110,000	62,493
Group 1 Automotive Inc 5.000% due 06/01/22	165,000	164,486
Guitar Center Inc 9.500% due 10/15/21 ~	175,000	129,555
H&E Equipment Services Inc 5.625% due 09/01/25	343,000	347,251
Hanesbrands Inc
4.625% due 05/15/24 ~	161,000	160,614
4.875% due 05/15/26 ~	380,000	383,730
5.375% due 05/15/25 ~	195,000	197,559
HD Supply Inc 5.375% due 10/15/26 ~	225,000	230,435
Hilton Domestic Operating Co Inc
4.250% due 09/01/24	255,000	248,330
4.875% due 01/15/30	125,000	123,410
5.125% due 05/01/26	665,000	664,461
5.375% due 05/01/25 ~	50,000	50,031
5.750% due 05/01/28 ~	65,000	65,934
Hilton Grand Vacations Borrower LLC 6.125% due 12/01/24	100,000	100,865
Hilton Worldwide Finance LLC
4.625% due 04/01/25	320,000	314,034
4.875% due 04/01/27	115,000	112,535
IAA Inc 5.500% due 06/15/27 ~	159,000	164,739
IHO Verwaltungs GmbH (Germany)
4.750% Cash or 5.500% PIK due 09/15/26 ~	200,000	196,581
6.375% Cash or 7.125% PIK due 05/15/29 ~	200,000	203,899
International Game Technology PLC
6.250% due 02/15/22 ~	230,000	232,668
6.500% due 02/15/25 ~	600,000	615,375
IRB Holding Corp 7.000% due 06/15/25 ~	150,000	154,594
Jacobs Entertainment Inc 7.875% due 02/01/24 ~	50,000	44,232
Jaguar Land Rover Automotive PLC (United Kingdom) 4.500% due 10/01/27 ~	325,000	256,069
KAR Auction Services Inc 5.125% due 06/01/25 ~	330,000	325,910
KB Home
4.800% due 11/15/29	75,000	73,922
6.875% due 06/15/27	75,000	82,017
7.000% due 12/15/21	100,000	104,917
7.500% due 09/15/22	100,000	109,351
7.625% due 05/15/23	215,000	234,979
KFC Holding Co
4.750% due 06/01/27 ~	100,000	102,790
5.000% due 06/01/24 ~	563,000	575,023
5.250% due 06/01/26 ~	492,000	505,852

	Principal Amount	Value
KGA Escrow LLC 7.500% due 08/15/23 ~	$100,000	$100,240
L Brands Inc
5.250% due 02/01/28	270,000	214,240
5.625% due 02/15/22	403,000	394,829
5.625% due 10/15/23	200,000	189,537
6.694% due 01/15/27	195,000	165,469
6.750% due 07/01/36	90,000	74,093
6.875% due 07/01/25 ~	40,000	41,400
6.875% due 11/01/35	150,000	125,392
7.500% due 06/15/29	175,000	152,983
9.375% due 07/01/25 ~	40,000	40,150
Lennar Corp
4.125% due 01/15/22	260,000	263,828
4.500% due 04/30/24	315,000	328,354
4.750% due 04/01/21	90,000	91,292
4.750% due 11/15/22	100,000	104,122
4.750% due 05/30/25	100,000	107,010
4.750% due 11/29/27	118,000	128,290
4.875% due 12/15/23	50,000	52,932
5.000% due 06/15/27	100,000	108,356
5.250% due 06/01/26	280,000	303,397
5.875% due 11/15/24	100,000	109,639
6.250% due 12/15/21	100,000	103,612
Levi Strauss & Co
5.000% due 05/01/25	140,000	141,037
5.000% due 05/01/25 ~	40,000	40,296
LGI Homes Inc 6.875% due 07/15/26 ~	75,000	76,580
Lions Gate Capital Holdings LLC
5.875% due 11/01/24 ~	190,000	182,143
6.375% due 02/01/24 ~	160,000	156,498
Lithia Motors Inc 4.625% due 12/15/27 ~	150,000	148,875
Live Nation Entertainment Inc
4.750% due 10/15/27 ~	317,000	273,446
4.875% due 11/01/24 ~	115,000	103,858
5.625% due 03/15/26 ~	81,000	73,998
6.500% due 05/15/27 ~	225,000	232,172
LTF Merger Sub Inc 8.500% due 06/15/23 ~	150,000	124,672
M/I Homes Inc 4.950% due 02/01/28	150,000	149,531
Macy’s Inc 8.375% due 06/15/25 ~	360,000	358,875
Macy’s Retail Holdings Inc
2.875% due 02/15/23	125,000	99,688
3.625% due 06/01/24	275,000	200,601
3.875% due 01/15/22	200,000	177,560
4.500% due 12/15/34	225,000	134,392
Marriott Ownership Resorts Inc
4.750% due 01/15/28 ~	150,000	136,716
6.125% due 09/15/25 ~	65,000	66,747
6.500% due 09/15/26	245,000	247,259
Mattamy Group Corp (Canada)
4.625% due 03/01/30 ~	170,000	163,492
5.250% due 12/15/27 ~	82,000	81,846
Mattel Inc
3.150% due 03/15/23	395,000	373,467
5.875% due 12/15/27 ~	116,000	120,710
6.200% due 10/01/40	134,000	116,486
6.750% due 12/31/25 ~	397,000	412,576
MDC Holdings Inc
3.850% due 01/15/30	150,000	143,508
5.500% due 01/15/24	100,000	107,364
6.000% due 01/15/43	150,000	158,208
Melco Resorts Finance Ltd (Hong Kong)
4.875% due 06/06/25 ~	285,000	287,476
5.625% due 07/17/27 ~	600,000	607,737

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-39

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Meritage Homes Corp
5.125% due 06/06/27	$200,000	$206,712
6.000% due 06/01/25	200,000	213,521
Meritor Inc
6.250% due 02/15/24	100,000	101,115
6.250% due 06/01/25 ~	175,000	177,406
MGM China Holdings Ltd (Macau)
5.375% due 05/15/24 ~	200,000	203,521
5.875% due 05/15/26 ~	200,000	206,408
MGM Resorts International
4.625% due 09/01/26	115,000	104,984
5.500% due 04/15/27	335,000	324,355
5.750% due 06/15/25	230,000	228,134
6.000% due 03/15/23	500,000	506,302
6.750% due 05/01/25	230,000	228,725
Michaels Stores Inc 8.000% due 07/15/27 ~	155,000	134,976
Mohegan Gaming & Entertainment 7.875% due 10/15/24 ~	155,000	129,215
Motion Bondco DAC (United Kingdom) 6.625% due 11/15/27 ~	200,000	174,203
Murphy Oil USA Inc
4.750% due 09/15/29	99,000	101,457
5.625% due 05/01/27	100,000	103,606
Navistar International Corp
6.625% due 11/01/25 ~	326,000	309,734
9.500% due 05/01/25 ~	65,000	69,916
NCL Corp Ltd
3.625% due 12/15/24 ~	193,000	118,695
12.250% due 05/15/24 ~	50,000	52,516
New Red Finance Inc (Canada)
3.875% due 01/15/28 ~	98,000	95,242
4.250% due 05/15/24 ~	515,000	516,427
4.375% due 01/15/28 ~	214,000	210,122
5.000% due 10/15/25 ~	804,000	801,343
5.750% due 04/15/25 ~	50,000	52,594
Newell Brands Inc
4.350% due 04/01/23	300,000	310,440
4.700% due 04/01/26	685,000	719,497
4.875% due 06/01/25	65,000	68,195
5.875% due 04/01/36	130,000	139,262
6.000% due 04/01/46	200,000	212,560
Party City Holdings Inc 6.625% due 08/01/26 ~	285,000	64,125
Penn National Gaming Inc 5.625% due 01/15/27 ~	100,000	93,644
Penske Automotive Group Inc
5.500% due 05/15/26	315,000	314,942
5.750% due 10/01/22	100,000	100,312
Performance Food Group Inc
5.500% due 06/01/24 ~	50,000	49,682
5.500% due 10/15/27 ~	295,000	285,215
PetSmart Inc
5.875% due 06/01/25 ~	618,000	621,464
7.125% due 03/15/23 ~	617,000	609,621
8.875% due 06/01/25 ~	75,000	75,092
Picasso Finance Sub Inc 6.125% due 06/15/25 ~	130,000	132,762
PulteGroup Inc
4.250% due 03/01/21	114,000	115,553
5.000% due 01/15/27	380,000	407,704
5.500% due 03/01/26	249,000	272,283
6.000% due 02/15/35	100,000	115,610
6.375% due 05/15/33	100,000	117,402
QVC Inc
4.375% due 03/15/23	150,000	150,735
4.450% due 02/15/25	125,000	123,162
4.750% due 02/15/27	175,000	169,991
4.850% due 04/01/24	100,000	101,160
5.125% due 07/02/22	150,000	152,220
5.450% due 08/15/34	300,000	272,781

	Principal Amount	Value
Resideo Funding Inc 6.125% due 11/01/26 ~	$90,000	$88,259
Rite Aid Corp
6.125% due 04/01/23 ~	310,000	301,979
7.500% due 07/01/25 ~	230,000	230,575
Royal Caribbean Cruises Ltd
3.700% due 03/15/28	175,000	110,254
5.250% due 11/15/22	219,000	170,437
9.125% due 06/15/23 ~	202,000	200,512
Sabre GLBL Inc
5.250% due 11/15/23 ~	280,000	258,472
5.375% due 04/15/23 ~	47,000	43,999
9.250% due 04/15/25 ~	50,000	52,906
Sally Holdings LLC 5.625% due 12/01/25	265,000	258,195
Scientific Games International Inc
due 07/01/25 # ~	90,000	84,348
5.000% due 10/15/25 ~	155,000	143,651
7.000% due 05/15/28 ~	224,000	179,579
7.250% due 11/15/29 ~	156,000	125,064
8.250% due 03/15/26 ~	600,000	533,523
Shea Homes LP
4.750% due 02/15/28 ~	200,000	190,469
6.125% due 04/01/25 ~	48,000	48,415
Six Flags Entertainment Corp
4.875% due 07/31/24 ~	400,000	358,752
5.500% due 04/15/27 ~	100,000	89,500
Six Flags Theme Parks Inc 7.000% due 07/01/25 ~	35,000	36,334
SRS Distribution Inc 8.250% due 07/01/26 ~	100,000	101,856
Staples Inc
7.500% due 04/15/26 ~	600,000	472,725
10.750% due 04/15/27 ~	297,000	181,825
Stars Group Holdings BV (Canada) 7.000% due 07/15/26 ~	423,000	446,872
Station Casinos LLC
4.500% due 02/15/28 ~	190,000	160,194
5.000% due 10/01/25 ~	134,000	118,339
Studio City Finance Ltd (Macau) 7.250% due 02/11/24 ~	200,000	205,267
Suburban Propane Partners LP
5.500% due 06/01/24	50,000	49,656
5.875% due 03/01/27	300,000	298,068
Taylor Morrison Communities Inc
5.625% due 03/01/24 ~	100,000	102,864
5.750% due 01/15/28 ~	100,000	103,356
5.875% due 04/15/23 ~	150,000	154,672
5.875% due 01/31/25 ~	150,000	152,953
5.875% due 06/15/27 ~	144,000	149,475
6.000% due 09/01/23 ~	100,000	102,719
6.625% due 07/15/27 ~	100,000	103,469
Tempur Sealy International Inc
5.500% due 06/15/26	214,000	216,635
5.625% due 10/15/23	100,000	101,365
Tenneco Inc
5.000% due 07/15/26	180,000	117,456
5.375% due 12/15/24	25,000	17,060
Tesla Inc 5.300% due 08/15/25 ~	544,000	544,057
The Enterprise Development Authority 12.000% due 07/15/24 ~	80,000	80,692
The Gap Inc
8.375% due 05/15/23 ~	65,000	71,053
8.625% due 05/15/25 ~	510,000	542,194
8.875% due 05/15/27 ~	135,000	145,378
The Goodyear Tire & Rubber Co
4.875% due 03/15/27	135,000	124,251
5.000% due 05/31/26	180,000	168,301
5.125% due 11/15/23	615,000	591,747
9.500% due 05/31/25	145,000	155,603

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-40

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
The New Home Co Inc 7.250% due 04/01/22	$119,000	$111,088
The Scotts Miracle-Gro Co
4.500% due 10/15/29	200,000	206,381
5.250% due 12/15/26	100,000	104,231
The William Carter Co
5.500% due 05/15/25 ~	155,000	160,134
5.625% due 03/15/27 ~	214,000	221,042
Titan International Inc 6.500% due 11/30/23	50,000	32,833
Toll Brothers Finance Corp
3.800% due 11/01/29	100,000	100,803
4.350% due 02/15/28	400,000	416,424
4.375% due 04/15/23	200,000	208,229
5.875% due 02/15/22	100,000	104,460
TRI Pointe Group Inc
5.250% due 06/01/27	100,000	99,856
5.700% due 06/15/28	150,000	153,000
5.875% due 06/15/24	200,000	207,123
Under Armour Inc 3.250% due 06/15/26	200,000	177,540
United Airlines Holdings Inc
4.250% due 10/01/22	100,000	85,157
4.875% due 01/15/25	150,000	120,246
5.000% due 02/01/24	200,000	163,375
Univar Solutions USA Inc 5.125% due 12/01/27 ~	204,000	206,715
Vail Resorts Inc 6.250% due 05/15/25 ~	185,000	194,366
Viking Cruises Ltd
5.875% due 09/15/27 ~	434,000	259,395
13.000% due 05/15/25 ~	50,000	52,969
Vista Outdoor Inc 5.875% due 10/01/23	100,000	98,115
VOC Escrow Ltd 5.000% due 02/15/28 ~	160,000	119,170
Wabash National Corp 5.500% due 10/01/25 ~	75,000	69,086
Williams Scotsman International Inc
6.875% due 08/15/23 ~	129,000	132,884
7.875% due 12/15/22 ~	45,000	46,772
Winnebago Industries Inc 6.250% due 07/15/28 ~	350,000	350,000
WMG Acquisition Corp
3.875% due 07/15/30 ~	200,000	202,510
5.500% due 04/15/26 ~	200,000	207,652
Wolverine Escrow LLC
8.500% due 11/15/24 ~	230,000	154,100
9.000% due 11/15/26 ~	225,000	148,500
13.125% due 11/15/27 ~	150,000	97,875
Wolverine World Wide Inc
5.000% due 09/01/26 ~	100,000	96,563
6.375% due 05/15/25 ~	350,000	368,156
Wyndham Destinations Inc
4.250% due 03/01/22	100,000	98,582
4.625% due 03/01/30 ~	150,000	139,008
5.400% due 04/01/24	300,000	290,593
5.750% due 04/01/27	150,000	144,909
Wyndham Hotels & Resorts Inc 5.375% due 04/15/26 ~	185,000	178,600
Wynn Las Vegas LLC
4.250% due 05/30/23 ~	150,000	141,467
5.250% due 05/15/27 ~	70,000	60,664
5.500% due 03/01/25 ~	700,000	642,736
Wynn Macau Ltd (Macau)
5.125% due 12/15/29 ~	390,000	379,275
5.500% due 10/01/27 ~	400,000	397,162
Wynn Resorts Finance LLC
5.125% due 10/01/29 ~	210,000	188,049
7.750% due 04/15/25 ~	70,000	70,810

	Principal Amount	Value
Yum! Brands Inc
3.750% due 11/01/21	$200,000	$202,225
5.350% due 11/01/43	100,000	97,000
6.875% due 11/15/37	100,000	107,929
7.750% due 04/01/25 ~	50,000	54,031
ZF North America Capital Inc (Germany)
4.500% due 04/29/22 ~	400,000	412,100
4.750% due 04/29/25 ~	150,000	150,544

		74,124,500

Consumer, Non-Cyclical - 18.6%

Acadia Healthcare Co Inc
5.500% due 07/01/28 ~	265,000	266,656
5.625% due 02/15/23	215,000	215,635
6.125% due 03/15/21	100,000	100,100
6.500% due 03/01/24	100,000	102,133
ACCO Brands Corp 5.250% due 12/15/24 ~	200,000	203,229
ACE Cash Express Inc 12.000% due 12/15/22 ~	90,000	65,250
Ahern Rentals Inc 7.375% due 05/15/23 ~	175,000	84,638
Air Medical Group Holdings Inc 6.375% due 05/15/23 ~	100,000	92,365
Air Methods Corp 8.000% due 05/15/25 ~	130,000	92,124
Albertsons Cos Inc
3.500% due 02/15/23 ~	87,000	88,175
4.625% due 01/15/27 ~	375,000	375,396
4.875% due 02/15/30 ~	378,000	387,121
5.750% due 03/15/25	570,000	584,549
5.875% due 02/15/28 ~	177,000	182,922
6.625% due 06/15/24	334,000	342,684
7.500% due 03/15/26 ~	125,000	135,700
Algeco Global Finance PLC (United Kingdom) 8.000% due 02/15/23 ~	145,000	139,652
Allied Universal Holdco LLC
6.625% due 07/15/26 ~	428,000	450,789
9.750% due 07/15/27 ~	297,000	313,481
AMN Healthcare Inc
4.625% due 10/01/27 ~	200,000	195,337
5.125% due 10/01/24 ~	100,000	100,365
Aptim Corp 7.750% due 06/15/25 ~	150,000	59,797
APX Group Inc
6.750% due 02/15/27 ~	440,000	412,157
7.625% due 09/01/23	100,000	92,365
7.875% due 12/01/22	269,000	268,493
ASGN Inc 4.625% due 05/15/28 ~	79,000	77,286
Atento Luxco 1 SA (Spain) 6.125% due 08/10/22 ~	150,000	122,625
Avantor Inc
6.000% due 10/01/24 ~	435,000	455,010
9.000% due 10/01/25 ~	561,000	605,179
Avis Budget Car Rental LLC
5.750% due 07/15/27 ~	125,000	96,005
6.375% due 04/01/24 ~	100,000	82,490
10.500% due 05/15/25 ~	200,000	222,875
Avon International Capital PLC (United Kingdom) 6.500% due 08/15/22 ~	125,000	122,861
Avon International Operations Inc (United Kingdom) 7.875% due 08/15/22 ~	320,000	321,477
Avon Products Inc (United Kingdom) 7.000% due 03/15/23	200,000	199,375
B&G Foods Inc
5.250% due 04/01/25	408,000	411,468
5.250% due 09/15/27	107,000	107,368

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-41

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Bausch Health Americas Inc
8.500% due 01/31/27 ~	$145,000	$154,168
9.250% due 04/01/26 ~	385,000	418,187
Bausch Health Cos Inc
5.000% due 01/30/28 ~	240,000	226,258
5.250% due 01/30/30 ~	500,000	474,935
5.500% due 11/01/25 ~	246,000	251,673
5.750% due 08/15/27 ~	140,000	148,723
5.875% due 05/15/23 ~	43,000	42,926
6.125% due 04/15/25 ~	800,000	812,544
6.250% due 02/15/29 ~	450,000	453,094
7.000% due 03/15/24 ~	1,355,000	1,408,617
7.000% due 01/15/28 ~	388,000	400,296
7.250% due 05/30/29 ~	98,000	102,980
9.000% due 12/15/25 ~	539,000	581,263
Capitol Investment Merger Sub 2 LLC 10.000% due 08/01/24 ~	125,000	125,102
Cardtronics Inc 5.500% due 05/01/25 ~	100,000	97,365
Carriage Services Inc 6.625% due 06/01/26 ~	225,000	237,332
Catalent Pharma Solutions Inc
4.875% due 01/15/26 ~	175,000	178,283
5.000% due 07/15/27 ~	115,000	119,579
Centene Corp
3.375% due 02/15/30	196,000	198,210
4.250% due 12/15/27	1,065,000	1,101,450
4.625% due 12/15/29	1,106,000	1,173,765
4.750% due 05/15/22	550,000	558,808
4.750% due 01/15/25	761,000	779,994
5.250% due 04/01/25 ~	325,000	335,112
5.375% due 06/01/26 ~	300,000	312,217
5.375% due 08/15/26 ~	140,000	146,198
Central Garden & Pet Co 5.125% due 02/01/28	100,000	104,255
Charles River Laboratories International Inc
4.250% due 05/01/28 ~	192,000	192,227
5.500% due 04/01/26 ~	100,000	104,290
Chobani LLC 7.500% due 04/15/25 ~	175,000	169,420
CHS
6.250% due 03/31/23	415,000	391,723
6.625% due 02/15/25 ~	1,310,000	1,234,675
6.875% due 02/01/22	100,000	80,312
6.875% due 04/01/28 ~	459,000	171,838
8.000% due 03/15/26 ~	250,000	236,550
8.000% due 12/15/27 ~	189,000	181,125
8.125% due 06/30/24 ~	378,000	254,437
8.625% due 01/15/24 ~	530,000	519,927
9.875% due 06/30/23 ~	300,000	234,478
Cimpress PLC (Ireland) 7.000% due 06/15/26 ~	300,000	277,818
Cooke Omega Investments Inc (Canada) 8.500% due 12/15/22 ~	50,000	49,926
Cott Holdings Inc (Canada) 5.500% due 04/01/25 ~	220,000	221,693
Coty Inc 6.500% due 04/15/26 ~	75,000	63,987
Darling Ingredients Inc 5.250% due 04/15/27 ~	299,000	308,175
DaVita Inc
4.625% due 06/01/30 ~	440,000	437,855
5.000% due 05/01/25	173,000	177,065
5.125% due 07/15/24	1,000,000	1,018,500
Del Monte Foods Inc 11.875% due 05/15/25 ~	210,000	212,494
Dole Food Co Inc 7.250% due 06/15/25 ~	50,000	48,057

	Principal Amount	Value
Edgewell Personal Care Co
4.700% due 05/24/22	$200,000	$207,123
5.500% due 06/01/28 ~	100,000	103,063
Elanco Animal Health Inc
4.662% due 08/27/21	35,000	35,853
5.022% due 08/28/23	395,000	416,478
5.650% due 08/28/28	130,000	144,713
Encompass Health Corp
4.500% due 02/01/28	149,000	143,161
4.750% due 02/01/30	156,000	149,244
5.125% due 03/15/23	100,000	100,865
5.750% due 11/01/24	263,000	263,685
5.750% due 09/15/25	100,000	103,139
Endo Dac
5.875% due 10/15/24 ~	200,000	194,271
6.000% due 06/30/28 ~	366,000	237,900
9.500% due 07/31/27 ~	275,000	292,242
FAGE International SA (Luxembourg) 5.625% due 08/15/26 ~	100,000	94,356
Garda World Security Corp (Canada)
4.625% due 02/15/27 ~	395,000	390,309
9.500% due 11/01/27 ~	78,000	82,617
Gartner Inc
4.500% due 07/01/28 ~	150,000	152,130
5.125% due 04/01/25 ~	255,000	261,797
Graham Holdings Co 5.750% due 06/01/26 ~	100,000	103,769
H-Food Holdings LLC 8.500% due 06/01/26 ~	100,000	93,586
HCA Inc
3.500% due 09/01/30	1,050,000	1,012,367
5.375% due 02/01/25	640,000	687,395
5.375% due 09/01/26	300,000	327,360
5.625% due 09/01/28	425,000	475,031
5.875% due 05/01/23	350,000	379,393
5.875% due 02/15/26	300,000	329,689
5.875% due 02/01/29	275,000	311,656
7.050% due 12/01/27	270,000	302,823
7.690% due 06/15/25	150,000	171,547
8.360% due 04/15/24	100,000	115,500
Herbalife Nutrition Ltd 7.875% due 09/01/25 ~	170,000	175,844
Herc Holdings Inc 5.500% due 07/15/27 ~	330,000	331,544
Hill-Rom Holdings Inc
4.375% due 09/15/27 ~	66,000	67,761
5.000% due 02/15/25 ~	125,000	129,232
HLF Financing SARL LLC 7.250% due 08/15/26 ~	65,000	65,427
Hologic Inc
4.375% due 10/15/25 ~	315,000	318,904
4.625% due 02/01/28 ~	100,000	104,106
Horizon Therapeutics USA Inc 5.500% due 08/01/27 ~	200,000	208,412
Immucor Inc 11.125% due 02/15/22 ~	100,000	89,750
Ingles Markets Inc 5.750% due 06/15/23	156,000	157,266
IQVIA Inc
5.000% due 10/15/26 ~	300,000	310,035
5.000% due 05/15/27 ~	200,000	205,044
Jaguar Holding Co II
4.625% due 06/15/25 ~	35,000	35,685
5.000% due 06/15/28 ~	55,000	56,409
JBS Investments II GmbH
5.750% due 01/15/28 ~	200,000	198,050
7.000% due 01/15/26 ~	450,000	473,299
JBS USA LUX SA
5.500% due 01/15/30 ~	421,000	432,236
5.750% due 06/15/25 ~	562,000	570,430

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-42

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
5.875% due 07/15/24 ~	$184,000	$186,818
6.500% due 04/15/29 ~	298,000	316,941
6.750% due 02/15/28 ~	285,000	301,692
Korn Ferry 4.625% due 12/15/27 ~	150,000	146,250
Kraft Heinz Foods Co
3.000% due 06/01/26	3,000,000	3,034,958
3.750% due 04/01/30 ~	750,000	774,866
3.875% due 05/15/27 ~	180,000	188,341
4.250% due 03/01/31 ~	135,000	143,407
4.375% due 06/01/46	3,250,000	3,198,779
4.625% due 01/30/29	25,000	26,963
4.625% due 10/01/39 ~	362,000	364,532
5.500% due 06/01/50 ~	200,000	213,915
6.875% due 01/26/39	150,000	185,674
Kronos Acquisition Holdings Inc (Canada) 9.000% due 08/15/23 ~	260,000	249,898
Lamb Weston Holdings Inc
4.625% due 11/01/24 ~	230,000	239,224
4.875% due 11/01/26 ~	375,000	388,993
4.875% due 05/15/28 ~	83,000	88,095
Land O’Lakes Capital Trust 7.450% due 03/15/28 ~	43,000	47,300
Laureate Education Inc 8.250% due 05/01/25 ~	170,000	176,905
LifePoint Health Inc
4.375% due 02/15/27 ~	230,000	217,925
6.750% due 04/15/25 ~	180,000	186,300
Magellan Health Inc 4.900% due 09/22/24	150,000	153,040
Mallinckrodt International Finance SA
5.625% due 10/15/23 ~	115,000	23,000
5.750% due 08/01/22 ~	110,000	27,775
10.000% due 04/15/25 ~	187,000	112,667
MEDNAX Inc
5.250% due 12/01/23 ~	165,000	164,605
6.250% due 01/15/27 ~	350,000	351,209
Midas Intermediate Holdco II LLC 7.875% due 10/01/22 ~	25,000	21,675
Molina Healthcare Inc
4.375% due 06/15/28 ~	150,000	150,656
4.875% due 06/15/25 ~	250,000	252,161
5.375% due 11/15/22	120,000	122,667
MPH Acquisition Holdings LLC 7.125% due 06/01/24 ~	442,000	412,711
Nathan’s Famous Inc 6.625% due 11/01/25 ~	25,000	25,313
Nielsen Finance LLC 5.000% due 04/15/22 ~	670,000	668,794
Ortho-Clinical Diagnostics Inc 7.375% due 06/01/25 ~	525,000	534,516
Owens & Minor Inc 3.875% due 09/15/21	100,000	99,363
Par Pharmaceutical Inc 7.500% due 04/01/27 ~	819,000	843,197
Pilgrim’s Pride Corp
5.750% due 03/15/25 ~	496,000	495,276
5.875% due 09/30/27 ~	152,000	152,382
Polaris Intermediate Corp 8.500% Cash or 9.250% PIK due 12/01/22 ~	368,000	324,986
Post Holdings Inc
4.625% due 04/15/30 ~	150,000	147,472
5.000% due 08/15/26 ~	659,000	662,740
5.500% due 12/15/29 ~	325,000	336,638
5.625% due 01/15/28 ~	108,000	112,030
5.750% due 03/01/27 ~	205,000	212,771
Prestige Brands Inc
5.125% due 01/15/28 ~	200,000	197,500
6.375% due 03/01/24 ~	205,000	211,684

	Principal Amount	Value
Prime Security Services Borrower LLC
5.250% due 04/15/24 ~	$226,000	$231,674
5.750% due 04/15/26 ~	246,000	255,493
6.250% due 01/15/28 ~	685,000	647,113
Quorum Health Corp 11.625% due 04/15/23 Y	9,000	1,293
Radiology Partners Inc 9.250% due 02/01/28 ~	55,000	51,975
Refinitiv US Holdings Inc
6.250% due 05/15/26 ~	215,000	228,398
8.250% due 11/15/26 ~	630,000	682,911
RegionalCare Hospital Partners Holdings Inc 9.750% due 12/01/26 ~	500,000	511,577
Revlon Consumer Products Corp
5.750% due 02/15/21	150,000	91,922
6.250% due 08/01/24	100,000	22,740
Ritchie Bros Auctioneers Inc (Canada) 5.375% due 01/15/25 ~	220,000	226,898
RR Donnelley & Sons Co 6.500% due 11/15/23	300,000	274,906
Safeway Inc 7.250% due 02/01/31	150,000	160,284
Select Medical Corp 6.250% due 08/15/26 ~	424,000	429,588
Service Corp International
4.625% due 12/15/27	53,000	55,141
5.125% due 06/01/29	206,000	222,004
5.375% due 05/15/24	565,000	577,066
Sigma Holdco BV (Netherlands) 7.875% due 05/15/26 ~	200,000	199,463
Simmons Foods Inc
5.750% due 11/01/24 ~	174,000	165,753
7.750% due 01/15/24 ~	50,000	52,342
Sotheby’s 7.375% due 10/15/27 ~	200,000	189,338
Spectrum Brands Inc
5.000% due 10/01/29 ~	86,000	85,231
5.750% due 07/15/25	449,000	462,194
Surgery Center Holdings Inc
6.750% due 07/01/25 ~	225,000	203,883
10.000% due 04/15/27 ~	90,000	90,320
Team Health Holdings Inc 6.375% due 02/01/25 ~	200,000	116,729
Teleflex Inc
4.250% due 06/01/28 ~	95,000	97,553
4.625% due 11/15/27	156,000	165,286
4.875% due 06/01/26	150,000	155,319
Tenet Healthcare Corp
4.625% due 07/15/24	590,000	578,958
4.625% due 09/01/24 ~	87,000	85,124
4.625% due 06/15/28 ~	65,000	63,842
4.875% due 01/01/26 ~	545,000	534,634
5.125% due 05/01/25	300,000	289,863
5.125% due 11/01/27 ~	526,000	520,530
6.250% due 02/01/27 ~	530,000	527,679
6.750% due 06/15/23	778,000	772,943
7.000% due 08/01/25	395,000	388,165
7.500% due 04/01/25 ~	50,000	53,344
8.125% due 04/01/22	714,000	750,985
The ADT Security Corp
3.500% due 07/15/22	650,000	648,125
4.875% due 07/15/32 ~	200,000	182,631
6.250% due 10/15/21	100,000	103,228
The Brink’s Co
4.625% due 10/15/27 ~	197,000	189,692
5.500% due 07/15/25 ~	150,000	153,154
The Fresh Market Inc 9.750% due 05/01/23 ~	200,000	174,500

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-43

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
The Nielsen Co Luxembourg SARL
5.000% due 02/01/25 ~	$200,000	$199,601
5.500% due 10/01/21 ~	128,000	128,450
The ServiceMaster Co LLC 5.125% due 11/15/24 ~	245,000	249,007
TreeHouse Foods Inc
4.875% due 03/15/22	100,000	100,352
6.000% due 02/15/24 ~	215,000	219,860
United Rentals North America Inc
3.875% due 11/15/27	127,000	126,897
4.000% due 07/15/30	125,000	121,058
4.625% due 10/15/25	85,000	85,592
4.875% due 01/15/28	715,000	733,994
5.250% due 01/15/30	142,000	146,944
5.500% due 07/15/25	100,000	102,741
5.500% due 05/15/27	260,000	268,823
5.875% due 09/15/26	170,000	178,350
6.500% due 12/15/26	615,000	646,918
US Foods Inc
5.875% due 06/15/24 ~	316,000	301,023
6.250% due 04/15/25 ~	120,000	122,625
US Renal Care Inc 10.625% due 07/15/27 ~	175,000	180,764
Vector Group Ltd
6.125% due 02/01/25 ~	210,000	202,254
10.500% due 11/01/26 ~	173,000	174,113
Verscend Escrow Corp 9.750% due 08/15/26 ~	325,000	351,106
West Street Merger Sub Inc 6.375% due 09/01/25 ~	207,000	200,917
WEX Inc 4.750% due 02/01/23 ~	300,000	298,951
WW International Inc 8.625% due 12/01/25 ~	75,000	77,484

		72,701,753

Diversified - 0.1%

Stena AB (Sweden) 7.000% due 02/01/24 ~	100,000	94,365
Stena International SA (Sweden)
5.750% due 03/01/24 ~	200,000	186,729
6.125% due 02/01/25 ~	146,000	139,886
VistaJet Malta Finance PLC (Switzerland) 10.500% due 06/01/24 ~	139,000	125,462

		546,442

Energy - 12.9%

AI Candelaria Spain SLU (Spain) 7.500% due 12/15/28 ~	250,000	253,390
Aker BP ASA (Norway)
5.875% due 03/31/25 ~	150,000	152,644
6.000% due 07/01/22 ~	200,000	203,705
Alliance Resource Operating Partners LP 7.500% due 05/01/25 ~	100,000	67,750
American Midstream Partners LP 9.500% due 12/15/21 ~	75,000	68,522
Antero Midstream Partners LP
5.375% due 09/15/24	200,000	171,023
5.750% due 03/01/27 ~	200,000	158,631
5.750% due 01/15/28 ~	197,000	156,128
Antero Resources Corp
5.000% due 03/01/25	150,000	88,969
5.125% due 12/01/22	700,000	507,307
5.375% due 11/01/21	75,000	69,624
5.625% due 06/01/23	100,000	64,313
Apache Corp
3.250% due 04/15/22	125,000	121,325
4.250% due 01/15/30	250,000	216,477
4.375% due 10/15/28	400,000	353,394
4.750% due 04/15/43	850,000	685,422
5.100% due 09/01/40	812,000	668,078

	Principal Amount	Value
Archrock Partners LP
6.250% due 04/01/28 ~	$130,000	$119,314
6.875% due 04/01/27 ~	156,000	147,405
Ascent Resources Utica Holdings LLC
7.000% due 11/01/26 ~	80,000	51,485
10.000% due 04/01/22 ~	493,000	421,818
Basic Energy Services Inc 10.750% due 10/15/23 ~	70,000	10,500
Baytex Energy Corp (Canada)
5.625% due 06/01/24 ~	120,000	73,637
8.750% due 04/01/27 ~	185,000	91,113
Berry Petroleum Co LLC 7.000% due 02/15/26 ~	125,000	101,695
Blue Racer Midstream LLC
6.125% due 11/15/22 ~	328,000	327,090
6.625% due 07/15/26 ~	50,000	44,678
Bruin E&P Partners LLC 8.875% due 08/01/23 ~	170,000	5,950
Buckeye Partners LP
3.950% due 12/01/26	175,000	165,052
4.125% due 03/01/25 ~	127,000	122,145
4.150% due 07/01/23	150,000	146,389
4.500% due 03/01/28 ~	105,000	98,962
5.850% due 11/15/43	250,000	217,731
6.375% due 01/22/78	200,000	146,859
California Resources Corp 8.000% due 12/15/22 Y ~	198,000	9,034
Callon Petroleum Co
6.250% due 04/15/23	187,000	71,413
8.250% due 07/15/25	100,000	35,365
6.125% due 10/01/24	200,000	68,625
Calumet Specialty Products Partners LP
7.625% due 01/15/22	250,000	239,629
7.750% due 04/15/23	250,000	233,411
11.000% due 04/15/25 ~	133,000	129,341
Cenovus Energy Inc (Canada)
3.000% due 08/15/22	200,000	191,649
3.800% due 09/15/23	50,000	47,045
4.250% due 04/15/27	300,000	272,493
6.750% due 11/15/39	875,000	861,781
ChampionX Corp 6.375% due 05/01/26	100,000	93,283
Cheniere Corpus Christi Holdings LLC 7.000% due 06/30/24	200,000	227,776
Cheniere Energy Partners LP
4.500% due 10/01/29	494,000	483,167
5.250% due 10/01/25	467,000	465,926
5.625% due 10/01/26	395,000	392,322
CNX Midstream Partners LP 6.500% due 03/15/26 ~	100,000	92,356
CNX Resources Corp
5.875% due 04/15/22	50,000	49,281
7.250% due 03/14/27 ~	150,000	138,190
Comstock Resources Inc
7.500% due 05/15/25 ~	131,000	119,701
9.750% due 08/15/26	260,000	243,833
CONSOL Energy Inc 11.000% due 11/15/25 ~	100,000	42,636
Continental Resources Inc
3.800% due 06/01/24	350,000	331,128
4.375% due 01/15/28	300,000	264,603
4.500% due 04/15/23	400,000	382,820
4.900% due 06/01/44	225,000	179,643
5.000% due 09/15/22	325,000	320,309
Conuma Coal Resources Ltd (Canada) 10.000% due 05/01/23 ~	3,000	2,025
Crestwood Midstream Partners LP
5.625% due 05/01/27 ~	140,000	117,158
5.750% due 04/01/25	85,000	73,685
6.250% due 04/01/23	300,000	267,781

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-44

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
CrownRock LP 5.625% due 10/15/25 ~	$344,000	$309,382
CSI Compressco LP 7.500% due 04/01/25 ~	200,000	170,729
CVR Energy Inc
5.250% due 02/15/25 ~	150,000	138,469
5.750% due 02/15/28 ~	125,000	109,687
DCP Midstream Operating LP
3.875% due 03/15/23	150,000	145,966
5.125% due 05/15/29	74,000	70,795
5.375% due 07/15/25	325,000	323,575
5.600% due 04/01/44	100,000	80,430
5.625% due 07/15/27	135,000	136,350
5.850% due 05/21/43 ~	100,000	70,430
6.450% due 11/03/36 ~	403,000	364,431
6.750% due 09/15/37 ~	100,000	90,159
Denbury Resources Inc
7.750% due 02/15/24 ~	225,000	86,180
9.000% due 05/15/21 ~	105,000	40,983
9.250% due 03/31/22 ~	100,000	40,352
Endeavor Energy Resources LP
5.500% due 01/30/26 ~	92,000	88,357
5.750% due 01/30/28 ~	339,000	326,225
6.625% due 07/15/25 ~	130,000	131,342
EnLink Midstream LLC 5.375% due 06/01/29	164,000	123,476
EnLink Midstream Partners LP
4.150% due 06/01/25	300,000	231,781
4.850% due 07/15/26	400,000	297,282
5.050% due 04/01/45	200,000	125,419
5.450% due 06/01/47	125,000	77,881
Ensign Drilling Inc (Canada) 9.250% due 04/15/24 ~	208,000	93,208
Enviva Partners LP 6.500% due 01/15/26 ~	260,000	270,887
EP Energy LLC 7.750% due 05/15/26 Y ~	165,000	34,650
EQM Midstream Partners LP
4.000% due 08/01/24	113,000	107,221
4.750% due 07/15/23	104,000	105,092
6.000% due 07/01/25 ~	100,000	101,250
6.500% due 07/01/27 ~	140,000	143,756
6.500% due 07/15/48	343,000	313,627
EQT Corp
3.000% due 10/01/22	10,000	9,331
3.900% due 10/01/27	275,000	224,852
6.125% due 02/01/25	640,000	638,886
7.000% due 02/01/30	300,000	309,411
Exterran Energy Solutions LP 8.125% due 05/01/25	200,000	166,229
FTS International Inc 6.250% due 05/01/22	150,000	49,500
Genesis Energy LP
5.625% due 06/15/24	300,000	262,093
6.000% due 05/15/23	150,000	135,547
6.500% due 10/01/25	170,000	145,880
7.750% due 02/01/28	195,000	173,733
Global Partners LP
7.000% due 06/15/23	100,000	96,490
7.000% due 08/01/27	150,000	139,190
Gulfport Energy Corp
6.000% due 10/15/24	335,000	171,897
6.375% due 05/15/25	150,000	75,368
Hess Midstream Operations LP
5.125% due 06/15/28 ~	240,000	231,206
5.625% due 02/15/26 ~	300,000	297,531
Hi-Crush Inc 9.500% due 08/01/26 ~	160,000	12,000
HighPoint Operating Corp 8.750% due 06/15/25	150,000	36,750

	Principal Amount	Value
Hilcorp Energy I LP
5.000% due 12/01/24 ~	$77,074	$66,565
5.750% due 10/01/25 ~	67,000	57,194
6.250% due 11/01/28 ~	320,000	257,939
Holly Energy Partners LP 5.000% due 02/01/28 ~	59,000	56,336
Indigo Natural Resources LLC 6.875% due 02/15/26 ~	95,000	88,650
Ithaca Energy North Sea PLC (United Kingdom) 9.375% due 07/15/24 ~	200,000	160,998
Jagged Peak Energy LLC 5.875% due 05/01/26	140,000	136,215
KLX Energy Services Holdings Inc 11.500% due 11/01/25 ~	100,000	40,250
Laredo Petroleum Inc
9.500% due 01/15/25	180,000	124,594
10.125% due 01/15/28	125,000	86,563
Magnolia Oil & Gas Operating LLC 6.000% due 08/01/26 ~	80,000	76,000
Martin Midstream Partners LP 7.250% due 02/15/21	100,000	75,363
Matador Resources Co 5.875% due 09/15/26	330,000	244,982
MEG Energy Corp (Canada)
6.500% due 01/15/25 ~	204,000	190,389
7.000% due 03/31/24 ~	240,000	206,425
7.125% due 02/01/27 ~	360,000	300,150
Montage Resources Corp 8.875% due 07/15/23	100,000	79,312
Moss Creek Resources Holdings Inc
7.500% due 01/15/26 ~	150,000	75,534
10.500% due 05/15/27 ~	350,000	186,746
Murphy Oil Corp
5.750% due 08/15/25	652,000	590,467
5.875% due 12/01/27	117,000	103,070
6.875% due 08/15/24	60,000	56,256
Nabors Industries Inc
5.100% due 09/15/23	65,000	30,103
5.750% due 02/01/25	85,000	34,735
Nabors Industries Ltd (Bermuda)
7.250% due 01/15/26 ~	419,000	258,732
7.500% due 01/15/28 ~	150,000	92,719
Natural Resource Partners LP 9.125% due 06/30/25 ~	150,000	125,047
Neptune Energy Bondco PLC (United Kingdom) 6.625% due 05/15/25 ~	200,000	174,623
NGL Energy Partners LP
6.125% due 03/01/25	100,000	75,865
7.500% due 11/01/23	195,000	162,457
7.500% due 04/15/26	150,000	114,351
Nine Energy Service Inc 8.750% due 11/01/23 ~	145,000	71,277
Noble Holding International Ltd
5.250% due 03/15/42	100,000	3,500
7.750% due 01/15/24	15,000	355
7.875% due 02/01/26 ~	240,000	63,254
7.950% due 04/01/25	250,000	8,411
8.950% due 04/01/45	300,000	8,789
Northern Oil and Gas Inc 8.500% Cash + 1.000% PIK due 05/15/23	52	45
NuStar Logistics LP
4.750% due 02/01/22	100,000	98,351
5.625% due 04/28/27	230,000	222,839
6.000% due 06/01/26	171,000	167,873
Oasis Petroleum Inc
6.250% due 05/01/26 ~	100,000	16,816
6.875% due 03/15/22	67,000	11,264
6.875% due 01/15/23	150,000	25,500

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-45

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Occidental Petroleum Corp
due 07/15/25 #	$105,000	$105,656
due 07/15/27 #	150,000	150,750
due 07/15/30 #	200,000	200,250
2.600% due 08/13/21	400,000	391,990
2.600% due 04/15/22	450,000	431,010
2.700% due 08/15/22	1,025,000	956,115
2.700% due 02/15/23	400,000	366,500
2.900% due 08/15/24	658,000	563,899
3.000% due 02/15/27	150,000	117,030
3.125% due 02/15/22	325,000	312,877
3.200% due 08/15/26	650,000	527,543
3.400% due 04/15/26	225,000	185,062
3.500% due 06/15/25	150,000	127,500
3.500% due 08/15/29	250,000	183,975
4.400% due 04/15/46	1,875,000	1,310,447
5.550% due 03/15/26	325,000	297,292
6.450% due 09/15/36	1,050,000	904,134
6.950% due 07/01/24	150,000	147,750
7.500% due 05/01/31	150,000	140,113
7.875% due 09/15/31	150,000	142,688
Oceaneering International Inc
4.650% due 11/15/24	100,000	75,813
6.000% due 02/01/28	150,000	105,534
Pacific Drilling SA 8.375% due 10/01/23 ~	140,000	35,436
Parkland Corp (Canada)
5.875% due 07/15/27 ~	132,000	137,256
6.000% due 04/01/26 ~	175,000	179,780
Parsley Energy LLC
4.125% due 02/15/28 ~	150,000	136,125
5.250% due 08/15/25 ~	100,000	96,400
5.375% due 01/15/25 ~	235,000	229,052
5.625% due 10/15/27 ~	192,000	189,564
Pattern Energy Group Inc 5.875% due 02/01/24 ~	50,000	50,432
PBF Holding Co LLC
6.000% due 02/15/28 ~	195,000	162,337
7.250% due 06/15/25	225,000	204,774
9.250% due 05/15/25 ~	140,000	149,712
PBF Logistics LP 6.875% due 05/15/23	262,000	253,142
PDC Energy Inc
5.750% due 05/15/26	75,000	68,487
6.125% due 09/15/24	200,000	186,729
Peabody Energy Corp
6.000% due 03/31/22 ~	85,000	55,516
6.375% due 03/31/25 ~	240,000	127,950
Pioneer Energy Services Corp 6.125% due 03/15/22 Y Ω ±	50,000	326
Precision Drilling Corp (Canada)
5.250% due 11/15/24	50,000	33,583
7.125% due 01/15/26 ~	200,000	122,712
7.750% due 12/15/23	100,000	68,865
Puma International Financing SA (Singapore) 5.000% due 01/24/26 ~	200,000	167,500
QEP Resources Inc
5.250% due 05/01/23	309,000	204,906
5.625% due 03/01/26	221,000	141,032
Range Resources Corp
4.875% due 05/15/25	88,000	66,306
5.000% due 03/15/23	660,000	564,706
9.250% due 02/01/26 ~	120,000	108,094
Rockies Express Pipeline LLC
3.600% due 05/15/25 ~	250,000	231,794
6.875% due 04/15/40 ~	200,000	190,520
Ruby Pipeline LLC 7.000% due 04/01/22 ~	204,545	190,393

	Principal Amount	Value
SESI LLC 7.750% due 09/15/24	$220,000	$81,102
Seven Generations Energy Ltd (Canada)
5.375% due 09/30/25 ~	346,000	305,558
6.750% due 05/01/23 ~	50,000	48,182
6.875% due 06/30/23 ~	150,000	145,672
SM Energy Co
5.000% due 01/15/24	500,000	271,822
5.625% due 06/01/25	113,000	60,302
6.625% due 01/15/27	100,000	49,291
6.750% due 09/15/26	60,000	30,386
10.000% due 01/15/25 ~	150,000	142,782
Southwestern Energy Co
6.200% due 01/23/25	100,000	85,936
7.500% due 04/01/26	420,000	368,951
7.750% due 10/01/27	80,000	69,852
SunCoke Energy Partners LP 7.500% due 06/15/25 ~	183,000	155,242
Suncor Energy Ventures Corp (Canada) 4.500% due 04/01/22 ~	100,000	101,615
Sunoco LP
4.875% due 01/15/23	155,000	153,240
5.500% due 02/15/26	565,000	550,061
6.000% due 04/15/27	109,000	108,159
Tallgrass Energy Partners LP
4.750% due 10/01/23 ~	315,000	290,781
5.500% due 09/15/24 ~	395,000	357,943
5.500% due 01/15/28 ~	163,000	141,469
Targa Resources Partners LP
4.250% due 11/15/23	50,000	47,995
5.000% due 01/15/28	300,000	282,985
5.125% due 02/01/25	150,000	144,842
5.250% due 05/01/23	77,000	76,029
5.375% due 02/01/27	837,000	809,643
5.875% due 04/15/26	490,000	486,247
6.500% due 07/15/27	96,000	96,480
6.750% due 03/15/24	100,000	100,061
6.875% due 01/15/29	60,000	63,038
Teine Energy Ltd (Canada) 6.875% due 09/30/22 ~	50,000	49,551
TerraForm Power Operating LLC
4.250% due 01/31/23 ~	60,000	60,487
4.750% due 01/15/30 ~	177,000	180,064
5.000% due 01/31/28 ~	341,000	357,134
TransMontaigne Partners LP 6.125% due 02/15/26	50,000	48,428
Transocean Guardian Ltd 5.875% due 01/15/24 ~	521,875	461,724
Transocean Inc
6.800% due 03/15/38	250,000	75,610
7.250% due 11/01/25 ~	135,000	75,600
7.500% due 01/15/26 ~	357,000	198,135
7.500% due 04/15/31	350,000	103,250
8.000% due 02/01/27 ~	100,000	56,625
8.375% due 12/15/21	50,000	35,500
Transocean Phoenix 2 Ltd 7.750% due 10/15/24 ~	130,000	123,175
Transocean Pontus Ltd 6.125% due 08/01/25 ~	271,375	238,810
Transocean Poseidon Ltd 6.875% due 02/01/27 ~	100,000	86,500
Transocean Proteus Ltd 6.250% due 12/01/24 ~	84,500	78,163
Transocean Sentry Ltd 5.375% due 05/15/23 ~	136,000	116,960
USA Compression Partners LP
6.875% due 04/01/26	135,000	130,760
6.875% due 09/01/27	305,000	290,204
Vermilion Energy Inc (Canada) 5.625% due 03/15/25 ~	50,000	42,432

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-46

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Vine Oil & Gas LP 8.750% due 04/15/23 ~	$200,000	$122,000
Viper Energy Partners LP 5.375% due 11/01/27 ~	40,000	39,304
W&T Offshore Inc 9.750% due 11/01/23 ~	230,000	144,696
Warrior Met Coal Inc 8.000% due 11/01/24 ~	86,000	83,917
Weatherford International Ltd 11.000% due 12/01/24 ~	600,000	420,000
Welltec AS (Denmark) 9.500% due 12/01/22 ~	91,000	82,810
Western Midstream Operating LP
3.100% due 02/01/25	155,000	147,216
3.950% due 06/01/25	134,000	126,190
4.000% due 07/01/22	325,000	325,585
4.050% due 02/01/30	50,000	48,311
4.650% due 07/01/26	75,000	72,210
4.750% due 08/15/28	600,000	577,500
5.250% due 02/01/50	800,000	697,164
5.375% due 06/01/21	225,000	225,562
WPX Energy Inc
4.500% due 01/15/30	125,000	110,694
5.250% due 09/15/24	123,000	121,538
5.250% due 10/15/27	56,000	52,409
5.750% due 06/01/26	525,000	510,775
5.875% due 06/15/28	60,000	57,600
8.250% due 08/01/23	81,000	90,205

		50,285,925

Financial - 9.6%

Acrisure LLC
7.000% due 11/15/25 ~	275,000	263,825
8.125% due 02/15/24 ~	296,000	308,445
10.125% due 08/01/26 ~	100,000	107,734
Advisor Group Holdings Inc 10.750% due 08/01/27 ~	100,000	98,294
AerCap Holdings NV (Netherlands) 5.875% due 10/10/79	200,000	142,259
AG Issuer LLC 6.250% due 03/01/28 ~	70,000	65,275
Alliant Holdings Intermediate LLC 6.750% due 10/15/27 ~	300,000	299,493
Ally Financial Inc 5.750% due 11/20/25	200,000	213,908
AmWINS Group Inc 7.750% due 07/01/26 ~	341,000	359,264
Ardonagh Midco 3 PLC (United Kingdom) 8.625% due 07/15/23 ~	200,000	209,400
Assurant Inc 7.000% due 03/27/48	200,000	205,545
AssuredPartners Inc 7.000% due 08/15/25 ~	64,000	64,199
Brookfield Property Inc REIT 5.750% due 05/15/26 ~	300,000	254,202
CBL & Associates LP REIT 5.950% due 12/15/26 Y	450,000	130,682
CIT Group Inc
3.929% due 06/19/24	65,000	63,625
4.125% due 03/09/21	45,000	45,180
4.750% due 02/16/24	155,000	157,454
5.000% due 08/15/22	210,000	215,117
5.000% due 08/01/23	371,000	379,349
5.250% due 03/07/25	165,000	171,376
6.125% due 03/09/28	170,000	184,205
Commerzbank AG (Germany) 8.125% due 09/19/23 ~	300,000	338,432
Compass Group Diversified Holdings LLC 8.000% due 05/01/26 ~	385,000	392,889

	Principal Amount	Value
CoreCivic Inc REIT
4.625% due 05/01/23	$300,000	$288,938
4.750% due 10/15/27	60,000	49,989
Credit Acceptance Corp
5.125% due 12/31/24 ~	180,000	174,276
6.625% due 03/15/26	200,000	201,685
CTR Partnership LP REIT 5.250% due 06/01/25	50,000	50,682
Curo Group Holdings Corp 8.250% due 09/01/25 ~	310,000	248,873
Cushman & Wakefield US Borrower LLC 6.750% due 05/15/28 ~	80,000	83,750
Deutsche Bank AG (Germany)
4.296% due 05/24/28	400,000	365,865
4.500% due 04/01/25	500,000	490,742
4.875% due 12/01/32	200,000	185,961
5.882% due 07/08/31	150,000	149,544
Diversified Healthcare Trust REIT
4.750% due 05/01/24	100,000	90,187
4.750% due 02/15/28	200,000	166,089
9.750% due 06/15/25	215,000	231,259
Dresdner Funding Trust I 8.151% due 06/30/31 ~	350,000	482,360
Enova International Inc 8.500% due 09/15/25 ~	75,000	67,922
ESH Hospitality Inc REIT
4.625% due 10/01/27 ~	157,000	147,845
5.250% due 05/01/25 ~	400,000	387,590
Fairstone Financial Inc (Canada) 7.875% due 07/15/24 ~	145,000	142,538
FelCor Lodging LP REIT 6.000% due 06/01/25	75,000	73,099
Fidelity & Guaranty Life Holdings Inc 5.500% due 05/01/25 ~	155,000	168,035
Five Point Operating Co LP 7.875% due 11/15/25 ~	150,000	142,217
Freedom Mortgage Corp
8.125% due 11/15/24 ~	150,000	146,047
8.250% due 04/15/25 ~	300,000	297,934
FS Energy & Power Fund 7.500% due 08/15/23 ~	175,000	149,643
Genworth Holdings Inc
4.900% due 08/15/23	316,000	253,788
6.500% due 06/15/34	100,000	72,856
7.625% due 09/24/21	250,000	234,791
Global Aircraft Leasing Co Ltd (Cayman) 6.500% Cash or 7.250% PIK due 09/15/24 ~	485,000	326,162
goeasy Ltd (Canada) 5.375% due 12/01/24 ~	82,000	79,702
Greystar Real Estate Partners LLC 5.750% due 12/01/25 ~	103,000	104,051
GTCR AP Finance Inc 8.000% due 05/15/27 ~	150,000	154,940
HAT Holdings I LLC REIT
5.250% due 07/15/24 ~	165,000	168,627
6.000% due 04/15/25 ~	150,000	157,406
HUB International Ltd 7.000% due 05/01/26 ~	495,000	495,497
Hunt Cos Inc 6.250% due 02/15/26 ~	280,000	255,613
Icahn Enterprises LP
4.750% due 09/15/24	326,000	308,580
5.250% due 05/15/27	327,000	316,577
6.250% due 02/01/22	525,000	527,481
6.250% due 05/15/26	405,000	406,507
6.375% due 12/15/25	50,000	49,630
Intesa Sanpaolo SPA (Italy)
5.017% due 06/26/24 ~	200,000	205,043
5.710% due 01/15/26 ~	900,000	954,506

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-47

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
INTL. FCStone Inc 8.625% due 06/15/25 ~	$75,000	$78,469
Iron Mountain Inc REIT
4.875% due 09/15/27 ~	125,000	122,137
4.875% due 09/15/29 ~	535,000	520,822
5.000% due 07/15/28 ~	65,000	63,659
5.250% due 03/15/28 ~	224,000	223,399
5.250% due 07/15/30 ~	175,000	171,907
5.625% due 07/15/32 ~	65,000	65,067
5.750% due 08/15/24	300,000	303,814
Iron Mountain US Holdings Inc REIT 5.375% due 06/01/26 ~	100,000	100,856
iStar Inc REIT
4.250% due 08/01/25	139,000	126,143
4.750% due 10/01/24	137,000	128,195
5.250% due 09/15/22	250,000	243,379
Jefferies Finance LLC 6.250% due 06/03/26 ~	150,000	141,375
Kennedy-Wilson Inc 5.875% due 04/01/24	420,000	419,208
Ladder Capital Finance Holdings LLLP
4.250% due 02/01/27 ~	155,000	124,388
5.250% due 03/15/22 ~	65,000	61,952
5.250% due 10/01/25 ~	250,000	216,589
LPL Holdings Inc
4.625% due 11/15/27 ~	150,000	148,594
5.750% due 09/15/25 ~	430,000	436,714
Mack-Cali Realty LP REIT 3.150% due 05/15/23	100,000	87,291
MGIC Investment Corp 5.750% due 08/15/23	100,000	103,615
MGM Growth Properties Operating Partnership LP REIT
4.500% due 09/01/26	50,000	49,800
4.500% due 01/15/28	100,000	97,734
4.625% due 06/15/25 ~	45,000	44,272
5.750% due 02/01/27	230,000	236,110
MPT Operating Partnership LP REIT
4.625% due 08/01/29	235,000	236,579
5.000% due 10/15/27	220,000	226,744
5.250% due 08/01/26	550,000	572,223
6.375% due 03/01/24	100,000	103,157
Nationstar Mortgage Holdings Inc
6.000% due 01/15/27 ~	95,000	90,413
8.125% due 07/15/23 ~	620,000	637,859
9.125% due 07/15/26 ~	180,000	190,518
Navient Corp
5.000% due 03/15/27	90,000	75,798
5.500% due 01/25/23	400,000	384,750
5.625% due 08/01/33	200,000	154,581
5.875% due 03/25/21	600,000	591,189
6.125% due 03/25/24	300,000	285,935
6.500% due 06/15/22	121,000	119,261
6.625% due 07/26/21	145,000	142,507
6.750% due 06/25/25	85,000	81,547
6.750% due 06/15/26	100,000	93,232
7.250% due 09/25/23	100,000	98,051
Newmark Group Inc 6.125% due 11/15/23	175,000	175,534
NFP Corp 6.875% due 07/15/25 ~	108,000	103,974
NMI Holdings Inc 7.375% due 06/01/25 ~	113,000	118,523
Ocwen Loan Servicing LLC 8.375% due 11/15/22 ~	75,000	56,514
Oxford Finance LLC 6.375% due 12/15/22 ~	25,000	23,088
Park Intermediate Holdings LLC REIT 7.500% due 06/01/25 ~	230,000	236,181

	Principal Amount	Value
Provident Funding Associates LP 6.375% due 06/15/25 ~	$50,000	$46,932
Quicken Loans Inc
5.250% due 01/15/28 ~	200,000	208,581
5.750% due 05/01/25 ~	467,000	478,626
Radian Group Inc
4.500% due 10/01/24	200,000	193,729
4.875% due 03/15/27	150,000	141,440
6.625% due 03/15/25	110,000	112,956
RBS Capital Trust II (United Kingdom) 6.425% due 01/03/34	100,000	146,606
Realogy Group LLC
4.875% due 06/01/23 ~	150,000	140,719
5.250% due 12/01/21 ~	100,000	101,400
7.625% due 06/15/25 ~	150,000	150,000
9.375% due 04/01/27 ~	128,000	119,778
RHP Hotel Properties LP REIT 5.000% due 04/15/23	100,000	94,850
Royal Bank of Scotland Group PLC (United Kingdom) 7.648% due 09/30/31	50,000	72,436
Ryman Hospitality Properties Inc REIT 4.750% due 10/15/27 ~	105,000	93,102
SBA Communications Corp REIT
3.875% due 02/15/27 ~	589,000	587,354
4.000% due 10/01/22	300,000	304,054
4.875% due 09/01/24	200,000	205,268
Service Properties Trust REIT
4.350% due 10/01/24	250,000	225,453
4.500% due 06/15/23	150,000	143,673
4.500% due 03/15/25	100,000	89,546
4.650% due 03/15/24	100,000	90,431
4.950% due 02/15/27	300,000	263,458
4.950% due 10/01/29	300,000	254,567
5.000% due 08/15/22	150,000	147,367
5.250% due 02/15/26	350,000	316,868
7.500% due 09/15/25	40,000	42,031
Springleaf Finance Corp
5.375% due 11/15/29	90,000	85,158
5.625% due 03/15/23	125,000	126,799
6.125% due 05/15/22	190,000	194,086
6.125% due 03/15/24	454,000	462,310
6.625% due 01/15/28	366,000	362,959
6.875% due 03/15/25	570,000	586,104
7.125% due 03/15/26	410,000	424,860
7.750% due 10/01/21	325,000	338,886
8.250% due 10/01/23	102,000	109,512
8.875% due 06/01/25	90,000	96,396
Standard Chartered PLC (United Kingdom) 7.014% due 07/30/37 ~	100,000	111,637
Starwood Property Trust Inc REIT
3.625% due 02/01/21	95,000	93,682
4.750% due 03/15/25	138,000	126,083
5.000% due 12/15/21	305,000	296,709
Stearns Holdings LLC
5.000% due 11/05/24 ~	1,288	779
9.375% due 08/15/20 * Y ~ Ω ±	49,000	-
Synovus Financial Corp 5.900% due 02/07/29	100,000	98,066
The GEO Group Inc REIT
5.125% due 04/01/23	300,000	260,438
5.875% due 10/15/24	150,000	118,402
The Howard Hughes Corp 5.375% due 03/15/25 ~	310,000	289,452
TMX Finance LLC 11.125% due 04/01/23 ~	200,000	167,729
UniCredit SPA (Italy)
5.459% due 06/30/35 ~	295,000	297,899
5.861% due 06/19/32 ~	1,000,000	1,052,144

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-48

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Uniti Group LP REIT
6.000% due 04/15/23 ~	$100,000	$97,813
7.125% due 12/15/24 ~	150,000	137,717
7.875% due 02/15/25 ~	777,000	789,925
8.250% due 10/15/23	314,000	296,141
USI Inc 6.875% due 05/01/25 ~	105,000	106,246
VICI Properties LP REIT
3.500% due 02/15/25 ~	120,000	113,081
3.750% due 02/15/27 ~	133,000	125,249
4.125% due 08/15/30 ~	372,000	355,377
4.250% due 12/01/26 ~	731,000	702,612
4.625% due 12/01/29 ~	114,000	111,343
Voyager Aviation Holdings LLC 8.500% due 08/15/21 ~	140,000	102,708
Washington Prime Group LP REIT 6.450% due 08/15/24	200,000	113,341
WeWork Cos Inc 7.875% due 05/01/25 ~	125,000	61,014

		37,422,508

Industrial - 9.2%

Advanced Disposal Services Inc 5.625% due 11/15/24 ~	100,000	104,114
AECOM
5.125% due 03/15/27	165,000	177,962
5.875% due 10/15/24	400,000	433,042
AECOM Global II LLC 5.000% due 04/01/22	50,000	51,125
AerCap Global Aviation Trust (Ireland) 6.500% due 06/15/45 ~	200,000	149,350
Altera Infrastructure LP 8.500% due 07/15/23 ~	110,000	97,087
American Woodmark Corp 4.875% due 03/15/26 ~	100,000	97,644
Amsted Industries Inc
4.625% due 05/15/30 ~	250,000	247,500
5.625% due 07/01/27 ~	150,000	155,221
Apex Tool Group LLC 9.000% due 02/15/23 ~	100,000	72,615
ARD Finance SA (Luxembourg) 6.500% Cash or 7.250% PIK due 06/30/27 ~	350,000	346,873
Ardagh Packaging Finance PLC (Ireland)
4.125% due 08/15/26 ~	200,000	198,234
5.250% due 08/15/27 ~	200,000	196,662
Associated Materials LLC 9.000% due 01/01/24 ~	100,000	86,099
ATS Automation Tooling Systems Inc (Canada) 6.500% due 06/15/23 ~	86,000	86,636
Ball Corp
4.000% due 11/15/23	71,000	73,706
4.875% due 03/15/26	265,000	288,407
5.000% due 03/15/22	600,000	624,765
5.250% due 07/01/25	190,000	208,676
Berry Global Inc
4.500% due 02/15/26 ~	150,000	148,153
4.875% due 07/15/26 ~	317,000	322,086
5.125% due 07/15/23	225,000	226,990
5.500% due 05/15/22	63,000	63,291
5.625% due 07/15/27 ~	152,000	156,660
BMC East LLC 5.500% due 10/01/24 ~	100,000	101,115
Boise Cascade Co 5.625% due 09/01/24 ~	100,000	101,115
Bombardier Inc (Canada)
5.750% due 03/15/22 ~	100,000	74,028
6.000% due 10/15/22 ~	350,000	245,857
6.125% due 01/15/23 ~	325,000	223,860

	Principal Amount	Value
7.500% due 12/01/24 ~	$264,000	$172,288
7.500% due 03/15/25 ~	700,000	459,007
7.875% due 04/15/27 ~	571,000	374,967
8.750% due 12/01/21 ~	500,000	408,642
Brand Industrial Services Inc 8.500% due 07/15/25 ~	317,000	286,287
Builders FirstSource Inc
5.000% due 03/01/30 ~	50,000	47,117
6.750% due 06/01/27 ~	180,000	184,803
BWX Technologies Inc
4.125% due 06/30/28 ~	300,000	300,375
5.375% due 07/15/26 ~	100,000	103,394
Cargo Aircraft Management Inc 4.750% due 02/01/28 ~	125,000	124,219
Cascades Inc (Canada) 5.125% due 01/15/26 ~	250,000	254,531
Clark Equipment Co 5.875% due 06/01/25 ~	125,000	128,359
Clean Harbors Inc
4.875% due 07/15/27 ~	60,000	61,751
5.125% due 07/15/29 ~	100,000	104,009
Cleaver-Brooks Inc 7.875% due 03/01/23 ~	90,000	76,603
Colfax Corp
6.000% due 02/15/24 ~	230,000	237,787
6.375% due 02/15/26 ~	100,000	104,656
Cornerstone Building Brands Inc 8.000% due 04/15/26 ~	245,000	247,610
Covanta Holding Corp
5.875% due 03/01/24	50,000	50,620
5.875% due 07/01/25	200,000	203,229
6.000% due 01/01/27	225,000	228,636
Crown Americas LLC
4.250% due 09/30/26	150,000	154,284
4.500% due 01/15/23	112,000	114,589
4.750% due 02/01/26	505,000	516,408
Energizer Holdings Inc
due 06/15/28 # ~	100,000	98,347
5.500% due 06/15/25 ~	63,000	64,185
6.375% due 07/15/26 ~	165,000	171,018
7.750% due 01/15/27 ~	315,000	336,604
EnerSys 4.375% due 12/15/27 ~	150,000	149,344
EnPro Industries Inc 5.750% due 10/15/26	100,000	100,356
F-Brasile SPA (Italy) 7.375% due 08/15/26 ~	200,000	154,440
Flex Acquisition Co Inc
6.875% due 01/15/25 ~	45,000	43,565
7.875% due 07/15/26 ~	310,000	301,601
Fluor Corp 3.500% due 12/15/24	42,000	35,637
Fly Leasing Ltd (Ireland) 6.375% due 10/15/21	200,000	182,469
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/25 ~	75,000	67,789
6.750% due 03/15/22 ~	195,000	187,724
frontdoor Inc 6.750% due 08/15/26 ~	100,000	106,606
FXI Holdings Inc
7.875% due 11/01/24 ~	271,000	233,904
12.250% due 11/15/26 ~	197,000	191,674
Gates Global LLC 6.250% due 01/15/26 ~	175,000	173,614
GFL Environmental Inc (Canada)
4.250% due 06/01/25 ~	65,000	65,691
5.125% due 12/15/26 ~	346,000	358,975
7.000% due 06/01/26 ~	217,000	226,453
8.500% due 05/01/27 ~	89,000	96,994

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-49

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Global Ship Lease Inc (United Kingdom) 9.875% due 11/15/22 ~	$200,000	$188,047
Graphic Packaging International LLC
3.500% due 03/15/28 ~	150,000	149,205
4.125% due 08/15/24	100,000	103,615
4.750% due 04/15/21	50,000	50,880
4.750% due 07/15/27 ~	200,000	211,712
Great Lakes Dredge & Dock Corp 8.000% due 05/15/22	100,000	102,852
Greif Inc 6.500% due 03/01/27 ~	90,000	91,817
Griffon Corp 5.750% due 03/01/28	125,000	123,750
Grinding Media Inc 7.375% due 12/15/23 ~	240,000	239,548
Harsco Corp 5.750% due 07/31/27 ~	110,000	110,553
Hillenbrand Inc 5.750% due 06/15/25	165,000	170,981
Howmet Aerospace Inc 5.900% due 02/01/27	50,000	53,085
Husky III Holding Ltd (Canada) 13.000% PIK due 02/15/25 ~	200,000	193,125
Ingram Micro Inc 5.450% due 12/15/24	250,000	252,287
International Airport Finance SA (Spain) 12.000% due 03/15/33 ~	200,000	159,212
Intertape Polymer Group Inc (Canada) 7.000% due 10/15/26 ~	60,000	61,876
Itron Inc 5.000% due 01/15/26 ~	25,000	24,995
James Hardie International Finance DAC 4.750% due 01/15/25 ~	200,000	204,229
JELD-WEN Inc
4.625% due 12/15/25 ~	100,000	96,365
4.875% due 12/15/27 ~	100,000	96,625
Koppers Inc 6.000% due 02/15/25 ~	150,000	146,341
Kratos Defense & Security Solutions Inc 6.500% due 11/30/25 ~	50,000	52,057
LABL Escrow Issuer LLC
6.750% due 07/15/26 ~	185,000	192,891
10.500% due 07/15/27 ~	275,000	292,814
Leonardo US Holdings Inc (Italy) 6.250% due 01/15/40 ~	150,000	168,000
Louisiana-Pacific Corp 4.875% due 09/15/24	45,000	45,511
LSB Industries Inc 9.625% due 05/01/23 ~	150,000	144,953
Masonite International Corp
5.375% due 02/01/28 ~	134,000	137,241
5.750% due 09/15/26 ~	75,000	77,517
MasTec Inc 4.875% due 03/15/23	100,000	99,615
Mauser Packaging Solutions Holding Co
5.500% due 04/15/24 ~	435,000	428,198
7.250% due 04/15/25 ~	405,000	368,445
Maxim Crane Works Holdings Capital LLC 10.125% due 08/01/24 ~	165,000	162,699
Michael Baker International LLC 8.750% due 03/01/23 ~	50,000	50,000
Moog Inc 4.250% due 12/15/27 ~	115,000	112,378
Mueller Water Products Inc 5.500% due 06/15/26 ~	100,000	103,856
Navios Maritime Acquisition Corp 8.125% due 11/15/21 ~	250,000	141,954
Navios Maritime Holdings Inc (Greece) 7.375% due 01/15/22 ~	157,000	66,431

	Principal Amount	Value
New Enterprise Stone & Lime Co Inc
6.250% due 03/15/26 ~	$100,000	$100,856
10.125% due 04/01/22 ~	125,000	124,814
Norbord Inc (Canada)
5.750% due 07/15/27 ~	125,000	127,945
6.250% due 04/15/23 ~	100,000	105,864
Northwest Hardwoods Inc 7.500% due 08/01/21 ~	100,000	36,500
OI European Group BV 4.000% due 03/15/23 ~	100,000	98,858
Owens-Brockway Glass Container Inc
5.000% due 01/15/22 ~	16,000	16,036
5.375% due 01/15/25 ~	48,000	48,655
5.875% due 08/15/23 ~	160,000	165,617
6.375% due 08/15/25 ~	300,000	318,187
6.625% due 05/13/27 ~	150,000	156,281
Pactiv LLC
7.950% due 12/15/25	100,000	106,864
8.375% due 04/15/27	100,000	108,856
Patrick Industries Inc 7.500% due 10/15/27 ~	100,000	103,294
PGT Innovations Inc 6.750% due 08/01/26 ~	50,000	50,678
Plastipak Holdings Inc 6.250% due 10/15/25 ~	200,000	194,625
PowerTeam Services LLC 9.033% due 12/04/25 ~	215,000	220,241
RBS Global Inc 4.875% due 12/15/25 ~	176,000	177,428
Reynolds Group Issuer Inc
5.125% due 07/15/23 ~	555,000	562,323
7.000% due 07/15/24 ~	225,000	226,160
Sealed Air Corp
4.000% due 12/01/27 ~	250,000	250,625
4.875% due 12/01/22 ~	100,000	103,102
5.125% due 12/01/24 ~	50,000	53,531
5.250% due 04/01/23 ~	100,000	104,910
5.500% due 09/15/25 ~	450,000	485,390
6.875% due 07/15/33 ~	54,000	64,047
Sensata Technologies BV
4.875% due 10/15/23 ~	150,000	156,170
5.000% due 10/01/25 ~	250,000	266,826
5.625% due 11/01/24 ~	200,000	212,729
Sensata Technologies Inc 4.375% due 02/15/30 ~	150,000	148,879
Signature Aviation US Holdings Inc
4.000% due 03/01/28 ~	216,000	195,575
5.375% due 05/01/26 ~	65,000	65,234
Silgan Holdings Inc
4.125% due 02/01/28 ~	140,000	139,125
4.750% due 03/15/25	100,000	101,636
Spirit AeroSystems Inc
3.850% due 06/15/26	350,000	320,250
4.600% due 06/15/28	55,000	44,348
7.500% due 04/15/25 ~	325,000	321,953
SPX FLOW Inc 5.625% due 08/15/24 ~	100,000	102,615
SSL Robotics LLC 9.750% due 12/31/23 ~	438,000	469,755
Standard Industries Inc
4.375% due 07/15/30 ~	150,000	148,828
4.750% due 01/15/28 ~	374,000	380,229
5.000% due 02/15/27 ~	165,000	167,542
5.375% due 11/15/24 ~	400,000	412,246
6.000% due 10/15/25 ~	200,000	206,477
Stericycle Inc 5.375% due 07/15/24 ~	101,000	103,777
Stevens Holding Co Inc 6.125% due 10/01/26 ~	100,000	104,856

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-50

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Summit Materials LLC
5.125% due 06/01/25 ~	$100,000	$99,115
6.125% due 07/15/23	200,000	199,423
6.500% due 03/15/27 ~	175,000	179,560
Tennant Co 5.625% due 05/01/25	100,000	101,365
Terex Corp 5.625% due 02/01/25 ~	80,000	73,200
Tervita Corp (Canada) 7.625% due 12/01/21 ~	200,000	157,563
The Kenan Advantage Group Inc 7.875% due 07/31/23 ~	50,000	44,182
The Manitowoc Co Inc 9.000% due 04/01/26 ~	125,000	124,121
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	130,000	123,390
TransDigm Inc
5.500% due 11/15/27	705,000	617,379
6.250% due 03/15/26 ~	1,640,000	1,641,804
6.375% due 06/15/26	151,000	138,280
6.500% due 07/15/24	120,000	115,787
6.500% due 05/15/25	450,000	421,963
7.500% due 03/15/27	190,000	182,926
8.000% due 12/15/25 ~	140,000	147,751
TransDigm UK Holdings PLC 6.875% due 05/15/26	235,000	219,387
TriMas Corp 4.875% due 10/15/25 ~	100,000	100,455
Trinity Industries Inc 4.550% due 10/01/24	175,000	175,888
Triumph Group Inc
5.250% due 06/01/22	250,000	214,629
6.250% due 09/15/24 ~	46,000	39,191
7.750% due 08/15/25	67,000	50,669
Trivium Packaging Finance BV (Netherlands)
5.500% due 08/15/26 ~	300,000	304,125
8.500% due 08/15/27 ~	200,000	214,213
Tutor Perini Corp 6.875% due 05/01/25 ~	165,000	157,678
US Concrete Inc 6.375% due 06/01/24	200,000	199,021
Vertical Holdco GmbH (Germany) due 07/15/28 # ~	200,000	200,000
Vertical US Newco Inc due 07/15/27 # ~	440,000	442,750
Waste Pro USA Inc 5.500% due 02/15/26 ~	190,000	181,905
Watco Cos LLC 6.500% due 06/15/27 ~	200,000	205,916
Weekley Homes LLC 6.625% due 08/15/25	100,000	101,365
Welbilt Inc 9.500% due 02/15/24	100,000	96,000
WESCO Distribution Inc
5.375% due 12/15/21	100,000	100,328
5.375% due 06/15/24	50,000	49,943
7.125% due 06/15/25 ~	135,000	142,722
7.250% due 06/15/28 ~	90,000	95,136
XPO Logistics Inc
6.125% due 09/01/23 ~	60,000	60,906
6.250% due 05/01/25 ~	235,000	246,603
6.500% due 06/15/22 ~	191,000	191,664
6.750% due 08/15/24 ~	575,000	603,868

		36,068,602

Technology - 3.9%

ACI Worldwide Inc 5.750% due 08/15/26 ~	115,000	120,211
Amkor Technology Inc 6.625% due 09/15/27 ~	150,000	160,903

	Principal Amount	Value
Ascend Learning LLC 6.875% due 08/01/25 ~	$95,000	$96,047
Banff Merger Sub Inc 9.750% due 09/01/26 ~	440,000	443,766
Boxer Parent Co Inc 7.125% due 10/02/25 ~	55,000	57,870
Camelot Finance SA 4.500% due 11/01/26 ~	184,000	183,971
CDK Global Inc
4.875% due 06/01/27	155,000	159,556
5.000% due 10/15/24	50,000	53,156
5.250% due 05/15/29 ~	46,000	47,811
5.875% due 06/15/26	225,000	234,210
CDW LLC
4.125% due 05/01/25	55,000	55,309
4.250% due 04/01/28	79,000	80,639
5.000% due 09/01/25	305,000	314,563
5.500% due 12/01/24	100,000	108,989
Change Healthcare Holdings LLC 5.750% due 03/01/25 ~	370,000	366,233
Dell Inc 5.400% due 09/10/40	100,000	101,329
Dell International LLC
5.875% due 06/15/21 ~	282,000	282,526
7.125% due 06/15/24 ~	500,000	518,469
Diebold Nixdorf Inc 8.500% due 04/15/24	100,000	79,615
EMC Corp 3.375% due 06/01/23	870,000	882,715
Entegris Inc 4.625% due 02/10/26 ~	202,000	205,497
Exela Intermediate LLC 10.000% due 07/15/23 ~	245,000	60,638
Fair Isaac Corp
4.000% due 06/15/28 ~	200,000	201,000
5.250% due 05/15/26 ~	100,000	109,356
Genesys Telecommunications Laboratories Inc 10.000% due 11/30/24 ~	195,000	203,308
j2 Cloud Services LLC 6.000% due 07/15/25 ~	85,000	86,709
Microchip Technology Inc 4.250% due 09/01/25 ~	320,000	322,942
MSCI Inc
3.625% due 09/01/30 ~	150,000	149,508
3.875% due 02/15/31 ~	100,000	102,187
4.000% due 11/15/29 ~	226,000	230,902
4.750% due 08/01/26 ~	155,000	160,796
5.375% due 05/15/27 ~	150,000	159,623
MTS Systems Corp 5.750% due 08/15/27 ~	100,000	92,106
NCR Corp
5.000% due 07/15/22	413,000	413,130
5.750% due 09/01/27 ~	80,000	80,182
6.125% due 09/01/29 ~	80,000	80,526
6.375% due 12/15/23	144,000	146,715
8.125% due 04/15/25 ~	200,000	212,875
Nuance Communications Inc 5.625% due 12/15/26	180,000	187,723
Open Text Corp (Canada)
3.875% due 02/15/28 ~	130,000	125,389
5.875% due 06/01/26 ~	408,000	424,289
Open Text Holdings Inc (Canada) 4.125% due 02/15/30 ~	130,000	128,030
Pitney Bowes Inc
4.625% due 03/15/24	3,000	2,108
5.700% due 04/01/23	151,000	112,290
Presidio Holdings Inc 4.875% due 02/01/27 ~	250,000	244,805

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-51

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
PTC Inc
3.625% due 02/15/25 ~	$77,000	$76,615
4.000% due 02/15/28 ~	363,000	361,207
Qorvo Inc
4.375% due 10/15/29 ~	340,000	348,772
5.500% due 07/15/26	295,000	307,307
Rackspace Hosting Inc 8.625% due 11/15/24 ~	365,000	371,935
Riverbed Technology Inc 8.875% due 03/01/23 ~	145,000	88,813
RP Crown Parent LLC 7.375% due 10/15/24 ~	100,000	100,115
Science Applications International Corp 4.875% due 04/01/28 ~	160,000	159,773
Sensata Technologies UK Financing Co PLC 6.250% due 02/15/26 ~	250,000	259,954
Solera LLC 10.500% due 03/01/24 ~	570,000	582,560
Sophia LP 9.000% due 09/30/23 ~	100,000	101,364
SS&C Technologies Inc 5.500% due 09/30/27 ~	568,000	581,033
Tempo Acquisition LLC 6.750% due 06/01/25 ~	320,000	324,997
The Dun & Bradstreet Corp
6.875% due 08/15/26 ~	145,000	154,040
10.250% due 02/15/27 ~	250,000	278,079
Vericast Corp
8.375% due 08/15/22 ~	245,000	206,164
9.250% due 03/01/21 ~	200,000	201,375
Veritas US Inc
7.500% due 02/01/23 ~	200,000	197,729
10.500% due 02/01/24 ~	200,000	179,729
Western Digital Corp 4.750% due 02/15/26	650,000	673,751
Xerox Corp
4.125% due 03/15/23	590,000	590,950
4.500% due 05/15/21	200,000	202,009
6.750% due 12/15/39	150,000	156,119

		15,094,912

Utilities - 2.3%

AES Corp
5.125% due 09/01/27	176,000	183,037
5.500% due 04/15/25	404,000	415,884
AmeriGas Partners LP
5.500% due 05/20/25	65,000	67,152
5.625% due 05/20/24	165,000	171,651
5.750% due 05/20/27	100,000	106,041
5.875% due 08/20/26	484,000	511,740
Calpine Corp
4.500% due 02/15/28 ~	507,000	497,712
5.125% due 03/15/28 ~	339,000	332,093
5.250% due 06/01/26 ~	500,000	506,307
5.500% due 02/01/24	100,000	100,312
5.750% due 01/15/25	425,000	430,489
Clearway Energy Operating LLC
4.750% due 03/15/28 ~	174,000	177,633
5.750% due 10/15/25	300,000	312,301
DPL Inc
4.125% due 07/01/25 ~	250,000	250,695
4.350% due 04/15/29	150,000	152,113
7.250% due 10/15/21	100,000	106,613
Drax Finco PLC (United Kingdom) 6.625% due 11/01/25 ~	250,000	256,901
InterGen NV (Netherlands) 7.000% due 06/30/23 ~	50,000	48,250

	Principal Amount	Value
NextEra Energy Operating Partners LP
3.875% due 10/15/26 ~	$300,000	$300,268
4.250% due 07/15/24 ~	85,000	86,125
4.250% due 09/15/24 ~	136,000	136,354
4.500% due 09/15/27 ~	158,000	165,621
NRG Energy Inc
5.250% due 06/15/29 ~	81,000	85,423
5.750% due 01/15/28	197,000	208,291
6.625% due 01/15/27	270,000	282,555
7.250% due 05/15/26	655,000	692,541
PG&E Corp
5.000% due 07/01/28	115,000	114,856
5.250% due 07/01/30	115,000	115,862
Rockpoint Gas Storage Canada Ltd (Canada) 7.000% due 03/31/23 ~	150,000	138,013
Talen Energy Supply LLC
6.500% due 06/01/25	428,000	289,741
6.625% due 01/15/28 ~	150,000	147,253
7.250% due 05/15/27 ~	79,000	78,739
7.625% due 06/01/28 ~	200,000	200,375
10.500% due 01/15/26 ~	100,000	79,291
Terraform Global Operating LLC 6.125% due 03/01/26 ~	100,000	98,856
TransAlta Corp (Canada) 6.500% due 03/15/40	100,000	99,851
Vistra Operations Co LLC
5.000% due 07/31/27 ~	253,000	257,491
5.500% due 09/01/26 ~	150,000	153,907
5.625% due 02/15/27 ~	750,000	771,330

		9,129,667

Total Corporate Bonds & Notes (Cost $392,644,886)		388,115,047

	Shares

SHORT-TERM INVESTMENT - 0.3%

Money Market Fund - 0.3%

BlackRock Liquidity Funds T-Fund Portfolio Institutional 0.110%	1,409,627	1,409,627

Total Short-Term Investment (Cost $1,409,627)		1,409,627

TOTAL INVESTMENTS - 99.5% (Cost $394,054,513)		389,524,674

OTHER ASSETS & LIABILITIES, NET - 0.5%		1,830,395

NET ASSETS - 100.0%		$391,355,069

Notes to Schedule of Investments

(a)	As of June 30, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Cyclical	18.9%
Consumer, Non-Cyclical	18.6%
Communications	18.2%
Energy	12.9%
Financial	9.6%
Industrial	9.2%
Basic Materials	5.5%
Technology	3.9%
Others (each less than 3.0%)	2.7%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-52

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

(b)

Investments with a total aggregate value of $326 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(c)	Investments with a total aggregate value of $231,661 or less than 0.1% of the Fund’s net assets were in default as of June 30, 2020.

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$388,115,047	$-	$388,114,721	$326
	Short-Term Investment	1,409,627	1,409,627	-	-

	Total	$389,524,674	$1,409,627	$388,114,721	$326

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-53

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.6%

Basic Materials - 0.5%

Air Products & Chemicals Inc	1,544	$372,814
Ecolab Inc	2,732	543,531
FMC Corp	1,356	135,085
NewMarket Corp	324	129,756
Royal Gold Inc	2,586	321,491
RPM International Inc	5,882	441,503
The Sherwin-Williams Co	4,546	2,626,906
WR Grace & Co	1,197	60,820

		4,631,906

Communications - 20.5%

Alphabet Inc ‘A’ *	12,860	18,236,123
Alphabet Inc ‘C’ *	12,691	17,940,124
Altice USA Inc ‘A’ *	17,888	403,196
Amazon.com Inc *	23,408	64,578,459
Anaplan Inc *	7,177	325,190
Arista Networks Inc *	2,666	559,940
Booking Holdings Inc *	2,255	3,590,727
Cable One Inc	280	496,958
CDW Corp	7,814	907,831
Charter Communications Inc ‘A’ *	7,456	3,802,858
eBay Inc	33,631	1,763,946
Etsy Inc *	6,504	690,920
Expedia Group Inc	901	74,062
Facebook Inc ‘A’ *	132,557	30,099,718
FactSet Research Systems Inc	2,045	671,721
FireEye Inc *	2,947	35,880
GoDaddy Inc ‘A’ *	9,115	668,403
Grubhub Inc *	525	36,907
IAC/InterActiveCorp *	4,131	1,335,965
Liberty Media Corp-Liberty SiriusXM ‘A’ *	573	19,780
Liberty Media Corp-Liberty SiriusXM ‘C’ *	1,197	41,237
LogMeIn Inc	240	20,345
Match Group Inc *	3,289	352,087
Motorola Solutions Inc	919	128,779
Netflix Inc *	23,476	10,682,519
Nexstar Media Group Inc ‘A’	1,545	129,301
NortonLifeLock Inc	30,723	609,237
Okta Inc *	6,336	1,268,657
PagerDuty Inc *	3,521	100,771
Palo Alto Networks Inc *	5,385	1,236,773
Pinterest Inc ‘A’ *	18,383	407,551
Proofpoint Inc *	3,116	346,250
Roku Inc *	5,606	653,267
Sirius XM Holdings Inc	39,391	231,225
Spotify Technology SA *	7,216	1,863,099
Switch Inc ‘A’	5,253	93,608
The Trade Desk Inc ‘A’ *	2,232	907,308
Uber Technologies Inc *	57,871	1,798,631
Ubiquiti Inc	339	59,176
VeriSign Inc *	3,337	690,192
Wayfair Inc ‘A’ *	3,308	653,694
World Wrestling Entertainment Inc ‘A’	2,358	102,455
Zendesk Inc *	6,222	550,834
Zillow Group Inc ‘A’ *	377	21,670
Zillow Group Inc ‘C’ *	887	51,100

		169,238,474

Consumer, Cyclical - 7.6%

Allison Transmission Holdings Inc	3,888	143,001
AutoZone Inc *	760	857,371
Best Buy Co Inc	2,201	192,081
Burlington Stores Inc *	3,200	630,176
CarMax Inc *	726	65,013
Carvana Co *	3,012	362,042
Chipotle Mexican Grill Inc *	1,535	1,615,373

	Shares	Value
Copart Inc *	11,196	$932,291
Costco Wholesale Corp	21,516	6,523,866
Dolby Laboratories Inc ‘A’	421	27,731
Dollar General Corp	13,883	2,644,850
Dollar Tree Inc *	6,181	572,855
Domino’s Pizza Inc	2,146	792,818
Dunkin’ Brands Group Inc	3,824	249,440
Fastenal Co	25,613	1,097,261
Five Below Inc *	3,012	322,013
Floor & Decor Holdings Inc ‘A’ *	4,480	258,272
IAA Inc *	1,901	73,322
Las Vegas Sands Corp	7,775	354,073
Live Nation Entertainment Inc *	7,828	347,015
Lowe’s Cos Inc	41,719	5,637,071
Lululemon Athletica Inc *	6,260	1,953,183
Mattel Inc *	11,917	115,237
McDonald’s Corp	5,865	1,081,917
NIKE Inc ‘B’	66,836	6,553,270
NVR Inc *	20	65,175
O’Reilly Automotive Inc *	4,033	1,700,595
Ollie’s Bargain Outlet Holdings Inc *	2,590	252,913
Peloton Interactive Inc ‘A’ *	1,414	81,687
Planet Fitness Inc ‘A’ *	2,461	149,063
Polaris Inc	356	32,948
Pool Corp	2,134	580,171
Ross Stores Inc	15,582	1,328,210
Starbucks Corp	37,219	2,738,946
Tempur Sealy International Inc *	1,853	133,323
Tesla Inc *	8,163	8,814,489
The Home Depot Inc	29,649	7,427,371
The Scotts Miracle-Gro Co	2,089	280,908
The TJX Cos Inc	53,567	2,708,348
The Toro Co	5,302	351,735
The Wendy’s Co	9,867	214,903
Tractor Supply Co	6,368	839,239
Ulta Beauty Inc *	2,760	561,439
Vail Resorts Inc	190	34,609
VF Corp	1,128	68,740
Virgin Galactic Holdings Inc *	3,080	50,327
Williams-Sonoma Inc	634	51,994
WW Grainger Inc	1,800	565,488
Wynn Resorts Ltd	1,439	107,191
Yum China Holdings Inc (China)	1,480	71,144
Yum! Brands Inc	1,159	100,729

		62,713,227

Consumer, Non-Cyclical - 22.2%

10X Genomics Inc ‘A’ *	2,995	267,483
2U Inc *	1,060	40,238
Abbott Laboratories	36,613	3,347,527
AbbVie Inc	91,419	8,975,517
ABIOMED Inc *	2,440	589,406
ACADIA Pharmaceuticals Inc *	6,020	291,789
Acceleron Pharma Inc *	2,376	226,362
Adaptive Biotechnologies Corp *	3,892	188,295
Agios Pharmaceuticals Inc *	284	15,188
Alexion Pharmaceuticals Inc *	1,802	202,256
Align Technology Inc *	4,303	1,180,915
Alnylam Pharmaceuticals Inc *	6,294	932,204
Altria Group Inc	44,762	1,756,908
Amedisys Inc *	1,740	345,460
AmerisourceBergen Corp	3,846	387,561
Amgen Inc	32,488	7,662,620
Anthem Inc	3,578	940,942
Automatic Data Processing Inc	20,398	3,037,058
Avalara Inc *	4,238	564,035
Avantor Inc *	22,687	385,679
Avery Dennison Corp	1,865	212,778
Baxter International Inc	11,750	1,011,675
Beyond Meat Inc *	2,267	303,733

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-54

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Bio-Techne Corp	1,965	$518,898
Biogen Inc *	2,717	726,933
BioMarin Pharmaceutical Inc *	9,023	1,112,897
Bluebird Bio Inc *	1,465	89,424
Booz Allen Hamilton Holding Corp	7,575	589,259
Bright Horizons Family Solutions Inc *	2,199	257,723
Bristol-Myers Squibb Co	45,375	2,668,050
Brown-Forman Corp ‘A’	2,139	123,142
Brown-Forman Corp ‘B’	8,458	538,436
Bruker Corp	2,611	106,215
Campbell Soup Co	4,827	239,564
Cardinal Health Inc	16,135	842,086
Centene Corp *	9,345	593,875
Charles River Laboratories International Inc *	2,382	415,302
Chegg Inc *	6,664	448,221
Chemed Corp	854	385,214
Church & Dwight Co Inc	13,574	1,049,270
Cigna Corp	5,391	1,011,621
Cintas Corp	4,311	1,148,278
CoreLogic Inc	232	15,595
CoStar Group Inc *	2,119	1,505,910
DaVita Inc *	824	65,211
DexCom Inc *	5,071	2,055,783
Edwards Lifesciences Corp *	34,009	2,350,362
Eli Lilly & Co	46,497	7,633,877
Encompass Health Corp	2,287	141,634
Equifax Inc	4,944	849,775
Exact Sciences Corp *	7,118	618,839
Exelixis Inc *	6,290	149,325
FleetCor Technologies Inc *	4,543	1,142,701
Gartner Inc *	4,766	578,259
Global Blood Therapeutics Inc *	3,221	203,342
Grocery Outlet Holding Corp *	2,210	90,168
Guardant Health Inc *	4,089	331,741
H&R Block Inc	8,070	115,240
Haemonetics Corp *	2,552	228,557
HCA Healthcare Inc	7,660	743,480
Herbalife Nutrition Ltd *	470	21,141
Hill-Rom Holdings Inc	464	50,938
Hologic Inc *	9,850	561,450
Horizon Therapeutics Plc *	9,369	520,729
Humana Inc	2,777	1,076,782
ICU Medical Inc *	302	55,662
IDEXX Laboratories Inc *	4,635	1,530,292
IHS Markit Ltd	11,920	899,960
Illumina Inc *	8,095	2,997,983
Immunomedics Inc *	11,341	401,925
Incyte Corp *	10,031	1,042,923
Insulet Corp *	3,471	674,276
Intuitive Surgical Inc *	6,388	3,640,074
Ionis Pharmaceuticals Inc *	3,540	208,718
Iovance Biotherapeutics Inc *	7,444	204,338
IQVIA Holdings Inc *	3,967	562,838
Johnson & Johnson	19,507	2,743,269
Kellogg Co	4,703	310,680
Laboratory Corp of America Holdings *	310	51,494
Lamb Weston Holdings Inc	1,908	121,978
Livongo Health Inc *	2,967	223,089
MarketAxess Holdings Inc	2,032	1,017,869
Masimo Corp *	2,646	603,262
McCormick & Co Inc	3,825	686,243
McKesson Corp	6,638	1,018,402
Merck & Co Inc	121,892	9,425,908
Moderna Inc *	14,799	950,244
Molina Healthcare Inc *	2,385	424,482
Monster Beverage Corp *	20,358	1,411,217
Moody’s Corp	8,959	2,461,306
Morningstar Inc	998	140,688
Neurocrine Biosciences Inc *	5,066	618,052
Novocure Ltd *	5,473	324,549

	Shares	Value
Paylocity Holding Corp *	1,908	$278,358
PayPal Holdings Inc *	64,829	11,295,157
Penumbra Inc *	1,761	314,902
PepsiCo Inc	56,234	7,437,509
Pilgrim’s Pride Corp *	949	16,029
PPD Inc *	3,113	83,428
PRA Health Sciences Inc *	2,950	287,006
Quanta Services Inc	1,225	48,057
Quidel Corp *	2,046	457,772
Reata Pharmaceuticals Inc ‘A’ *	1,166	181,919
Regeneron Pharmaceuticals Inc *	5,337	3,328,420
Repligen Corp *	2,874	355,255
ResMed Inc	7,897	1,516,224
Reynolds Consumer Products Inc	933	32,412
Rollins Inc	7,144	302,834
S&P Global Inc	7,838	2,582,464
Sage Therapeutics Inc *	225	9,356
Sarepta Therapeutics Inc *	4,100	657,394
Seattle Genetics Inc *	6,702	1,138,804
Sprouts Farmers Market Inc *	5,249	134,322
Square Inc ‘A’ *	19,931	2,091,559
STERIS PLC	260	39,894
StoneCo Ltd ‘A’ * (Brazil)	8,557	331,669
Stryker Corp	6,225	1,121,683
Syneos Health Inc *	398	23,184
Sysco Corp	19,042	1,040,836
Tandem Diabetes Care Inc *	2,867	283,604
Teladoc Health Inc *	3,678	701,910
Teleflex Inc	1,606	584,552
The Boston Beer Co Inc ‘A’ *	478	256,519
The Clorox Co	4,933	1,082,152
The Coca-Cola Co	125,273	5,597,198
The Cooper Cos Inc	332	94,168
The Estee Lauder Cos Inc ‘A’	10,933	2,062,838
The Hershey Co	6,284	814,532
The Procter & Gamble Co	60,171	7,194,646
Thermo Fisher Scientific Inc	12,789	4,633,966
TransUnion	9,532	829,665
UnitedHealth Group Inc	43,361	12,789,327
Varian Medical Systems Inc *	680	83,314
Verisk Analytics Inc	8,733	1,486,357
Vertex Pharmaceuticals Inc *	14,325	4,158,691
West Pharmaceutical Services Inc	4,037	917,085
WEX Inc *	222	36,632
Zoetis Inc	23,742	3,253,604

		183,499,804

Energy - 0.1%

Cheniere Energy Inc *	12,773	617,191
Enphase Energy Inc *	5,822	276,953
Equitrans Midstream Corp	3,110	25,844
SolarEdge Technologies Inc *	2,692	373,596

		1,293,584

Financial - 7.0%

Alleghany Corp	72	35,218
American Tower Corp REIT	24,347	6,294,673
Americold Realty Trust REIT	1,179	42,798
Aon PLC ‘A’	12,653	2,436,968
Apollo Global Management Inc	4,658	232,527
Ares Management Corp ‘A’	5,397	214,261
Axis Capital Holdings Ltd	483	19,590
Brookfield Property REIT Inc ‘A’	2,095	20,866
Brown & Brown Inc	722	29,429
Cboe Global Markets Inc	1,241	115,760
CoreSite Realty Corp REIT	1,485	179,774
Credit Acceptance Corp *	40	16,760
Crown Castle International Corp REIT	21,392	3,579,951
Equinix Inc REIT	4,850	3,406,155
Equity LifeStyle Properties Inc REIT	3,918	244,797

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-55

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Erie Indemnity Co ‘A’	756	$145,076
Extra Space Storage Inc REIT	4,889	451,597
Intercontinental Exchange Inc	10,478	959,785
Iron Mountain Inc REIT	9,239	241,138
LendingTree Inc *	394	114,075
Lincoln National Corp	1,421	52,279
LPL Financial Holdings Inc	369	28,930
Marsh & McLennan Cos Inc	21,700	2,329,929
Mastercard Inc ‘A’	48,705	14,402,069
Primerica Inc	1,408	164,173
Public Storage REIT	5,428	1,041,579
RenaissanceRe Holdings Ltd (Bermuda)	839	143,494
SBA Communications Corp REIT	820	244,294
Simon Property Group Inc REIT	13,205	902,958
SLM Corp	5,144	36,162
T Rowe Price Group Inc	3,164	390,754
The Carlyle Group Inc	651	18,163
The Progressive Corp	9,295	744,622
The Western Union Co	4,047	87,496
Tradeweb Markets Inc ‘A’	3,839	223,199
Virtu Financial Inc ‘A’	3,321	78,376
Visa Inc ‘A’	93,203	18,004,024

		57,673,699

Industrial - 3.7%

3M Co	20,475	3,193,895
Agilent Technologies Inc	1,537	135,825
Allegion PLC	3,300	337,326
Amcor PLC *	12,720	129,871
Amphenol Corp ‘A’	9,441	904,542
Armstrong World Industries Inc	1,049	81,780
Axon Enterprise Inc *	3,410	334,623
Ball Corp	16,422	1,141,165
Berry Global Group Inc *	2,607	115,542
BWX Technologies Inc	3,407	192,972
Carrier Global Corp	17,209	382,384
CH Robinson Worldwide Inc	1,238	97,876
Cognex Corp	9,076	542,019
Coherent Inc *	1,066	139,625
Crown Holdings Inc *	795	51,778
Donaldson Co Inc	778	36,193
Energizer Holdings Inc	2,585	122,762
Expeditors International of Washington Inc	5,601	425,900
frontdoor Inc *	856	37,946
Generac Holdings Inc *	3,070	374,325
Graco Inc	4,555	218,594
Graphic Packaging Holding Co	3,605	50,434
HEICO Corp	1,955	194,816
HEICO Corp ‘A’	3,466	281,578
Huntington Ingalls Industries Inc	224	39,086
Illinois Tool Works Inc	7,693	1,345,121
Jabil Inc	1,613	51,745
JB Hunt Transport Services Inc	1,231	148,139
Keysight Technologies Inc *	3,460	348,699
Landstar System Inc	1,709	191,938
Lincoln Electric Holdings Inc	1,247	105,047
Lockheed Martin Corp	13,657	4,983,712
Mercury Systems Inc *	2,427	190,908
Mettler-Toledo International Inc *	1,222	984,382
MSA Safety Inc	481	55,046
Nordson Corp	2,585	490,400
Northrop Grumman Corp	7,920	2,434,925
Old Dominion Freight Line Inc	4,632	785,541
PerkinElmer Inc	1,223	119,964
Rockwell Automation Inc	3,107	661,791
Roper Technologies Inc	792	307,502
TransDigm Group Inc	639	282,470
Trex Co Inc *	3,187	414,533
Union Pacific Corp	19,107	3,230,420
United Parcel Service Inc ‘B’	25,691	2,856,325

	Shares	Value
Universal Display Corp	2,367	$354,151
Vertiv Holdings Co *	10,619	143,994
Waste Management Inc	2,990	316,671
Waters Corp *	269	48,528
XPO Logistics Inc *	270	20,857

		30,435,666

Technology - 36.0%

Accenture PLC ‘A’	35,191	7,556,212
Activision Blizzard Inc	16,636	1,262,672
Adobe Inc *	26,558	11,560,963
Advanced Micro Devices Inc *	59,854	3,148,919
Akamai Technologies Inc *	7,256	777,045
Alteryx Inc ‘A’ *	2,902	476,741
Analog Devices Inc	2,451	300,591
ANSYS Inc *	4,722	1,377,549
Apple Inc	225,788	82,367,462
Applied Materials Inc	50,573	3,057,138
Aspen Technology Inc *	3,474	359,941
Atlassian Corp PLC ‘A’ *	6,885	1,241,159
Autodesk Inc *	8,060	1,927,871
Bill.Com Holdings Inc *	957	86,331
Black Knight Inc *	7,938	575,981
Broadcom Inc	20,430	6,447,912
Broadridge Financial Solutions Inc	6,305	795,628
CACI International Inc ‘A’ *	238	51,617
Cadence Design Systems Inc *	15,200	1,458,592
CDK Global Inc	920	38,106
Ceridian HCM Holding Inc *	4,110	325,800
Cerner Corp	16,744	1,147,801
Change Healthcare Inc *	9,229	103,365
Citrix Systems Inc	1,846	273,042
Cloudflare Inc ‘A’ *	6,009	216,024
Cognizant Technology Solutions Corp ‘A’	2,034	115,572
Coupa Software Inc *	3,659	1,013,689
Crowdstrike Holdings Inc ‘A’ *	4,614	462,738
Datadog Inc ‘A’ *	8,401	730,467
Dell Technologies Inc ‘C’ *	556	30,547
DocuSign Inc *	9,717	1,673,365
Dropbox Inc ‘A’ *	13,521	294,352
Dynatrace Inc *	8,363	339,538
Elastic NV *	3,012	277,737
Electronic Arts Inc *	2,188	288,925
Entegris Inc	6,897	407,268
EPAM Systems Inc *	2,927	737,633
Everbridge Inc *	1,888	261,224
Fair Isaac Corp *	1,542	644,618
Fastly Inc ‘A’ *	4,013	341,627
Fiserv Inc *	9,074	885,804
Five9 Inc *	3,398	376,057
Fortinet Inc *	7,326	1,005,640
Genpact Ltd	3,899	142,391
Globant SA * (Argentina)	1,991	298,351
Guidewire Software Inc *	939	104,088
HubSpot Inc *	2,281	511,742
Inphi Corp *	2,629	308,908
Intuit Inc	13,910	4,120,003
IPG Photonics Corp *	130	20,851
Jack Henry & Associates Inc	3,285	604,539
KLA Corp	8,556	1,663,971
Lam Research Corp	8,001	2,588,003
Leidos Holdings Inc	777	72,782
Lumentum Holdings Inc *	476	38,761
Manhattan Associates Inc *	3,111	293,056
Maxim Integrated Products Inc	4,857	294,383
Medallia Inc *	4,289	108,254
Microchip Technology Inc	9,709	1,022,455
Microsoft Corp	413,400	84,131,034
MKS Instruments Inc	2,264	256,375
MongoDB Inc *	2,302	521,035

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-56

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Monolithic Power Systems Inc	2,399	$568,563
MSCI Inc	4,560	1,522,219
NetApp Inc	6,612	293,374
New Relic Inc *	2,765	190,509
Nutanix Inc ‘A’ *	9,819	232,759
NVIDIA Corp	32,590	12,381,267
Oracle Corp	95,873	5,298,901
Paychex Inc	13,975	1,058,606
Paycom Software Inc *	2,716	841,227
Pegasystems Inc	1,897	191,919
Pluralsight Inc ‘A’ *	5,587	100,845
PTC Inc *	5,751	447,370
Pure Storage Inc ‘A’ *	7,264	125,885
QUALCOMM Inc	62,128	5,666,695
RealPage Inc *	4,228	274,862
RingCentral Inc ‘A’ *	4,210	1,199,892
salesforce.com Inc *	44,321	8,302,653
Science Applications International Corp	445	34,568
ServiceNow Inc *	10,490	4,249,079
Slack Technologies Inc ‘A’ *	20,663	642,413
Smartsheet Inc ‘A’ *	6,083	309,746
Splunk Inc *	8,762	1,741,009
SS&C Technologies Holdings Inc	2,503	141,369
Synopsys Inc *	7,657	1,493,115
Take-Two Interactive Software Inc *	5,730	799,736
Teradata Corp *	5,008	104,166
Teradyne Inc	9,118	770,562
Texas Instruments Inc	25,240	3,204,723
Twilio Inc ‘A’ *	5,891	1,292,603
Tyler Technologies Inc *	2,157	748,220
Veeva Systems Inc ‘A’ *	7,362	1,725,800
VMware Inc ‘A’ *	4,356	674,570
Workday Inc ‘A’ *	9,460	1,772,426
Xilinx Inc	13,466	1,324,920
Zebra Technologies Corp ‘A’ *	2,643	676,476
Zoom Video Communications Inc ‘A’ *	9,218	2,337,132
Zscaler Inc *	3,875	424,313
Zynga Inc ‘A’ *	40,226	383,756

		297,470,493

Utilities - 0.0%

NRG Energy Inc	4,530	147,497

Total Common Stocks (Cost $469,601,423)		807,104,350

EXCHANGE-TRADED FUND - 0.7%

iShares Russell 1000 Growth	32,226	6,185,781

Total Exchange-Traded Fund (Cost $4,836,109)		6,185,781

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.5%

Repurchase Agreement - 1.5%

Fixed Income Clearing Corp 0.000% due 07/01/20 (Dated 06/30/20, repurchase price of $12,260,443; collateralized by U.S. Treasury Notes: 2.250% due 08/15/27 and value $12,505,750)	$12,260,443	$12,260,443

Total Short-Term Investment (Cost $12,260,443)		12,260,443

TOTAL INVESTMENTS - 99.8% (Cost $486,697,975)		825,550,574

DERIVATIVES - 0.1%		407,068

OTHER ASSETS & LIABILITIES, NET - 0.1%		959,262

NET ASSETS - 100.0%		$826,916,904

Notes to Schedule of Investments

(a)	As of June 30, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Technology	36.0%
Consumer, Non-Cyclical	22.2%
Communications	20.5%
Consumer, Cyclical	7.6%
Financial	7.0%
Industrial	3.7%
Others (each less than 3.0%)	2.8%

99.8%
Derivatives	0.1%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Open futures contracts outstanding as of June 30, 2020 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Nasdaq 100 E-Mini Index	09/20	37	$7,193,991	$7,508,965	$314,974
S&P 500 E-Mini Index	09/20	39	5,933,796	6,025,890	92,094

Total Futures Contracts					$407,068

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-57

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$807,104,350	$807,104,350	$-	$-
	Exchange-Traded Fund	6,185,781	6,185,781	-	-
	Short-Term Investment	12,260,443	-	12,260,443	-
	Derivatives:
	Equity Contracts
	Futures	407,068	407,068	-	-

	Total	$825,957,642	$813,697,199	$12,260,443	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-58

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Communications - 0.0%

T-Mobile US Inc Exp 07/27/20 *	13,902	$2,336

Total Rights (Cost $5,144)		2,336

COMMON STOCKS - 94.8%

Basic Materials - 3.4%

Air Products & Chemicals Inc	10,427	2,517,703
Albemarle Corp	5,651	436,314
Ashland Global Holdings Inc	3,091	213,588
Axalta Coating Systems Ltd *	10,907	245,953
Cabot Corp	2,587	95,848
Celanese Corp	6,322	545,842
CF Industries Holdings Inc	11,260	316,856
Dow Inc	40,013	1,630,930
DuPont de Nemours Inc	39,668	2,107,561
Eastman Chemical Co	7,292	507,815
Ecolab Inc	10,778	2,144,283
Element Solutions Inc *	12,127	131,578
FMC Corp	5,587	556,577
Freeport-McMoRan Inc	77,986	902,298
Huntsman Corp	11,192	201,120
International Flavors & Fragrances Inc	5,766	706,104
International Paper Co	21,281	749,304
Linde PLC (United Kingdom)	28,377	6,019,046
LyondellBasell Industries NV ‘A’	13,819	908,185
NewMarket Corp	66	26,432
Newmont Corp	43,323	2,674,762
Nucor Corp	16,206	671,091
Olin Corp	7,968	91,552
PPG Industries Inc	12,722	1,349,295
Reliance Steel & Aluminum Co	3,339	316,971
Royal Gold Inc	1,041	129,417
RPM International Inc	1,172	87,970
Southern Copper Corp (Peru)	4,611	183,380
Steel Dynamics Inc	11,327	295,521
The Chemours Co	9,127	140,099
The Mosaic Co	17,772	222,328
Valvoline Inc	10,356	200,182
Westlake Chemical Corp	1,894	101,613
WR Grace & Co	2,016	102,433

		27,529,951

Communications - 10.7%

Alphabet Inc ‘A’ *	3,636	5,156,030
Alphabet Inc ‘C’ *	3,586	5,069,205
Arista Networks Inc *	584	122,658
AT&T Inc	385,179	11,643,961
CenturyLink Inc	58,767	589,433
Charter Communications Inc ‘A’ *	775	395,281
Ciena Corp *	8,197	443,950
Cisco Systems Inc	229,581	10,707,658
Comcast Corp ‘A’	244,990	9,549,710
CommScope Holding Co Inc *	10,129	84,375
Corning Inc	40,411	1,046,645
Discovery Inc ‘A’ *	8,722	184,034
Discovery Inc ‘C’ *	17,200	331,272
DISH Network Corp ‘A’ *	13,166	454,359
E*TRADE Financial Corp	11,917	592,632
eBay Inc	3,212	168,469
EchoStar Corp ‘A’ *	2,687	75,129
Expedia Group Inc	6,457	530,765
F5 Networks Inc *	3,275	456,797
FireEye Inc *	9,481	115,431

	Shares	Value
Fox Corp ‘A’	18,239	$489,170
Fox Corp ‘B’	8,422	226,047
GCI Liberty Inc ‘A’ *	5,235	372,313
Grubhub Inc *	4,378	307,773
John Wiley & Sons Inc ‘A’	2,411	94,029
Juniper Networks Inc	17,540	400,964
Liberty Broadband Corp ‘A’ *	1,383	168,989
Liberty Broadband Corp ‘C’ *	5,611	695,540
Liberty Media Corp-Liberty Formula One ‘A’ *	1,369	39,947
Liberty Media Corp-Liberty Formula One ‘C’ *	10,477	332,226
Liberty Media Corp-Liberty SiriusXM ‘A’ *	4,099	141,498
Liberty Media Corp-Liberty SiriusXM ‘C’ *	7,995	275,428
LogMeIn Inc	2,486	210,738
Lyft Inc ‘A’ *	12,750	420,878
Madison Square Garden Entertainment Corp *	1,080	81,000
Motorola Solutions Inc	8,242	1,154,951
News Corp ‘A’	20,073	238,066
News Corp ‘B’	6,777	80,985
Nexstar Media Group Inc ‘A’	812	67,956
Omnicom Group Inc	11,514	628,664
Pinterest Inc ‘A’ *	3,818	84,645
Sirius XM Holdings Inc	26,231	153,976
T-Mobile US Inc *	27,925	2,908,389
TD Ameritrade Holding Corp	13,972	508,301
Telephone & Data Systems Inc	5,622	111,765
The Interpublic Group of Cos Inc	20,576	353,084
The New York Times Co ‘A’	8,936	375,580
The Walt Disney Co	97,672	10,891,405
TripAdvisor Inc	5,618	106,798
Twitter Inc *	41,440	1,234,498
Uber Technologies Inc *	16,921	525,905
Ubiquiti Inc	89	15,536
United States Cellular Corp *	866	26,733
VeriSign Inc *	2,236	462,472
Verizon Communications Inc	223,855	12,341,126
ViacomCBS Inc ‘A’	639	16,358
ViacomCBS Inc ‘B’	29,165	680,128
ViaSat Inc *	3,220	123,551
Wayfair Inc ‘A’ *	324	64,026
Zillow Group Inc ‘A’ *	2,862	164,508
Zillow Group Inc ‘C’ *	6,385	367,840

		85,661,580

Consumer, Cyclical - 8.7%

Advance Auto Parts Inc	3,576	509,401
Alaska Air Group Inc	6,703	243,051
Allison Transmission Holdings Inc	2,216	81,504
American Airlines Group Inc	23,495	307,080
Aptiv PLC	14,448	1,125,788
Aramark	11,898	268,538
AutoNation Inc *	3,287	123,525
AutoZone Inc *	513	578,726
Best Buy Co Inc	10,067	878,547
BorgWarner Inc	11,011	388,688
Brunswick Corp	4,111	263,145
Burlington Stores Inc *	385	75,818
Caesars Entertainment Corp *	30,247	366,896
Capri Holdings Ltd (Peru) *	7,931	123,962
CarMax Inc *	8,067	722,400
Carnival Corp	25,135	412,717
Carter’s Inc	2,394	193,196
Casey’s General Stores Inc	1,927	288,125
Choice Hotels International Inc	1,944	153,382
Columbia Sportswear Co	1,609	129,653
Copa Holdings SA ‘A’ (Panama)	1,658	83,828
Costco Wholesale Corp	2,789	845,653
Cummins Inc	7,960	1,379,150
Darden Restaurants Inc	6,993	529,860

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-59

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Delta Air Lines Inc	34,642	$971,708
Dick’s Sporting Goods Inc	3,446	142,182
Dolby Laboratories Inc ‘A’	3,106	204,592
Dollar Tree Inc *	6,595	611,225
DR Horton Inc	17,795	986,733
Dunkin’ Brands Group Inc	678	44,226
Extended Stay America Inc	9,889	110,658
Fastenal Co	6,051	259,225
Foot Locker Inc	5,782	168,603
Ford Motor Co	210,492	1,279,791
General Motors Co	67,570	1,709,521
Genuine Parts Co	7,522	654,113
Hanesbrands Inc	19,378	218,778
Harley-Davidson Inc	8,548	203,186
Hasbro Inc	6,848	513,258
HD Supply Holdings Inc *	8,434	292,238
Hilton Worldwide Holdings Inc	14,736	1,082,359
Hyatt Hotels Corp ‘A’	1,953	98,216
IAA Inc *	5,718	220,543
JetBlue Airways Corp *	15,060	164,154
Kohl’s Corp	8,657	179,806
L Brands Inc	12,819	191,900
Las Vegas Sands Corp	10,213	465,100
Lear Corp	3,172	345,811
Leggett & Platt Inc	6,807	239,266
Lennar Corp ‘A’	14,492	892,997
Lennar Corp ‘B’	877	40,421
Lions Gate Entertainment Corp ‘A’ *	3,318	24,586
Lions Gate Entertainment Corp ‘B’ *	6,209	42,407
LKQ Corp *	16,181	423,942
Marriott International Inc ‘A’	14,480	1,241,370
Mattel Inc *	8,146	78,772
McDonald’s Corp	34,499	6,364,031
MGM Resorts International	25,135	422,268
Mohawk Industries Inc *	3,053	310,673
MSC Industrial Direct Co Inc ‘A’	2,496	181,734
Newell Brands Inc	20,235	321,332
Nordstrom Inc	6,099	94,474
Norwegian Cruise Line Holdings Ltd *	14,306	235,048
Nu Skin Enterprises Inc ‘A’	2,867	109,605
NVR Inc *	162	527,918
Ollie’s Bargain Outlet Holdings Inc *	341	33,299
PACCAR Inc	18,319	1,371,177
Peloton Interactive Inc ‘A’ *	4,137	238,994
Penske Automotive Group Inc	1,779	68,865
Planet Fitness Inc ‘A’ *	1,935	117,203
Polaris Inc	2,912	269,506
PulteGroup Inc	14,331	487,684
PVH Corp	3,925	188,596
Qurate Retail Inc ‘A’ *	21,278	202,141
Ralph Lauren Corp	2,669	193,556
Ross Stores Inc	3,511	299,278
Royal Caribbean Cruises Ltd	9,165	461,000
Six Flags Entertainment Corp	4,266	81,950
Skechers U.S.A. Inc ‘A’ *	6,843	214,733
Southwest Airlines Co	32,076	1,096,358
Starbucks Corp	26,722	1,966,472
Tapestry Inc	13,980	185,654
Target Corp	26,993	3,237,270
Tempur Sealy International Inc *	684	49,214
The Gap Inc	10,201	128,737
The Home Depot Inc	29,015	7,268,548
The Madison Square Garden Co ‘A’ *	953	139,986
The Scotts Miracle-Gro Co	143	19,229
The TJX Cos Inc	12,270	620,371
The Toro Co	591	39,207
Thor Industries Inc	2,907	309,683
Tiffany & Co	6,526	795,780
Toll Brothers Inc	6,470	210,857
Ulta Beauty Inc *	211	42,922

	Shares	Value
Under Armour Inc ‘A’ *	10,522	$102,484
Under Armour Inc ‘C’ *	10,592	93,633
United Airlines Holdings Inc *	15,658	541,923
Univar Solutions Inc *	9,320	157,135
Vail Resorts Inc	1,949	355,010
VF Corp	16,583	1,010,568
Virgin Galactic Holdings Inc *	471	7,696
Walgreens Boots Alliance Inc	39,538	1,676,016
Walmart Inc	75,326	9,022,548
Watsco Inc	1,714	304,578
Whirlpool Corp	3,258	422,009
Williams-Sonoma Inc	3,372	276,538
WW Grainger Inc	662	207,974
Wyndham Destinations Inc	4,694	132,277
Wyndham Hotels & Resorts Inc	4,671	199,078
Wynn Resorts Ltd	3,852	286,935
Yum China Holdings Inc (China)	18,109	870,500
Yum! Brands Inc	15,054	1,308,343

		70,054,918

Consumer, Non-Cyclical - 20.7%

2U Inc *	2,309	87,650
Abbott Laboratories	57,528	5,259,785
AbbVie Inc	5,696	559,233
Acadia Healthcare Co Inc *	4,911	123,364
Acceleron Pharma Inc *	154	14,672
ADT Inc	6,655	53,107
Agios Pharmaceuticals Inc *	3,103	165,948
Alexion Pharmaceuticals Inc *	9,681	1,086,595
Alkermes PLC *	8,820	171,152
Altria Group Inc	56,625	2,222,531
AMERCO	498	150,491
AmerisourceBergen Corp	4,049	408,018
Anthem Inc	10,142	2,667,143
Archer-Daniels-Midland Co	29,842	1,190,696
Automatic Data Processing Inc	3,241	482,552
Avery Dennison Corp	2,567	292,869
Baxter International Inc	15,971	1,375,103
Becton Dickinson and Co	14,572	3,486,642
Beyond Meat Inc *	582	77,976
Bio-Rad Laboratories Inc ‘A’ *	1,137	513,344
Bio-Techne Corp	127	33,537
Biogen Inc *	6,120	1,637,406
BioMarin Pharmaceutical Inc *	939	115,816
Bluebird Bio Inc *	1,994	121,714
Boston Scientific Corp *	75,426	2,648,207
Bright Horizons Family Solutions Inc *	986	115,559
Bristol-Myers Squibb Co	77,869	4,578,697
Brown-Forman Corp ‘A’	373	21,474
Brown-Forman Corp ‘B’	1,494	95,108
Bruker Corp	3,318	134,976
Bunge Ltd	7,256	298,439
Campbell Soup Co	4,628	229,688
Catalent Inc *	8,254	605,018
Centene Corp *	21,866	1,389,584
Charles River Laboratories International Inc *	311	54,223
Cigna Corp	14,293	2,682,081
Cintas Corp	563	149,961
Colgate-Palmolive Co	45,523	3,335,015
Conagra Brands Inc	26,290	924,619
Constellation Brands Inc ‘A’	8,603	1,505,095
CoreLogic Inc	3,928	264,040
Corteva Inc	40,421	1,082,879
Coty Inc ‘A’	16,104	71,985
CVS Health Corp	70,634	4,589,091
Danaher Corp	33,820	5,980,391
DaVita Inc *	3,615	286,091
Dentsply Sirona Inc	11,734	517,000
Elanco Animal Health Inc *	21,471	460,553
Encompass Health Corp	2,984	184,799

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-60

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Envista Holdings Corp *	8,918	$188,081
Equifax Inc	1,635	281,024
Euronet Worldwide Inc *	2,605	249,611
Exact Sciences Corp *	1,089	94,678
Exelixis Inc *	10,007	237,566
Flowers Foods Inc	10,050	224,718
FTI Consulting Inc *	2,041	233,797
General Mills Inc	32,771	2,020,332
Gilead Sciences Inc	67,827	5,218,609
Global Payments Inc	16,067	2,725,285
Globus Medical Inc ‘A’ *	4,142	197,615
Graham Holdings Co ‘B’	231	79,157
Grand Canyon Education Inc *	2,401	217,363
Grocery Outlet Holding Corp *	1,811	73,889
H&R Block Inc	3,203	45,739
Haemonetics Corp *	186	16,658
HCA Healthcare Inc	6,885	668,258
Henry Schein Inc *	7,642	446,216
Herbalife Nutrition Ltd *	4,908	220,762
Hill-Rom Holdings Inc	3,118	342,294
Hologic Inc *	4,329	246,753
Horizon Therapeutics Plc *	760	42,241
Hormel Foods Corp	15,068	727,332
Humana Inc	4,427	1,716,569
ICU Medical Inc *	795	146,526
IHS Markit Ltd	9,728	734,464
Ingredion Inc	3,519	292,077
Integra LifeSciences Holdings Corp *	3,988	187,396
Ionis Pharmaceuticals Inc *	3,401	200,523
IQVIA Holdings Inc *	6,349	900,796
Jazz Pharmaceuticals PLC *	2,851	314,579
Johnson & Johnson	123,429	17,357,820
Kellogg Co	8,940	590,576
Keurig Dr Pepper Inc	18,400	522,560
Kimberly-Clark Corp	18,348	2,593,490
Laboratory Corp of America Holdings *	4,942	820,916
Lamb Weston Holdings Inc	5,992	383,069
Macquarie Infrastructure Corp	4,104	125,952
ManpowerGroup Inc	3,236	222,475
McCormick & Co Inc	2,943	528,004
McKesson Corp	2,179	334,302
Medtronic PLC	72,464	6,644,949
Merck & Co Inc	17,210	1,330,849
Molina Healthcare Inc *	889	158,224
Molson Coors Beverage Co ‘B’	9,218	316,730
Mondelez International Inc ‘A’	76,304	3,901,424
Morningstar Inc	195	27,489
Mylan NV *	27,658	444,741
Nektar Therapeutics *	9,684	224,281
Nielsen Holdings PLC	18,601	276,411
PepsiCo Inc	20,018	2,647,581
Perrigo Co PLC	7,292	403,029
Pfizer Inc	300,498	9,826,285
Philip Morris International Inc	84,074	5,890,224
Pilgrim’s Pride Corp *	1,877	31,703
Post Holdings Inc *	3,346	293,177
PPD Inc *	532	14,258
PRA Health Sciences Inc *	526	51,175
Premier Inc ‘A’ *	3,440	117,923
QIAGEN NV *	12,103	518,129
Quanta Services Inc	6,098	239,225
Quest Diagnostics Inc	7,213	821,993
Reata Pharmaceuticals Inc ‘A’ *	139	21,687
Reynolds Consumer Products Inc	1,993	69,237
Robert Half International Inc	5,874	310,323
Rollins Inc	1,036	43,916
S&P Global Inc	5,334	1,757,446
Sabre Corp	15,923	128,339
Sage Therapeutics Inc *	2,648	110,104
Seaboard Corp	14	41,073

	Shares	Value
Service Corp International	9,232	$359,032
ServiceMaster Global Holdings Inc *	6,950	248,045
Spectrum Brands Holdings Inc	2,370	108,783
Sprouts Farmers Market Inc *	1,034	26,460
STERIS PLC	4,287	657,797
Stryker Corp	12,598	2,270,034
Syneos Health Inc *	3,122	181,856
Sysco Corp	7,457	407,600
Tandem Diabetes Care Inc *	356	35,216
Teladoc Health Inc *	396	75,573
Teleflex Inc	911	331,586
The Clorox Co	1,967	431,501
The Coca-Cola Co	86,310	3,856,331
The Cooper Cos Inc	2,300	652,372
The Estee Lauder Cos Inc ‘A’	1,315	248,114
The Hain Celestial Group Inc *	4,547	143,276
The Hershey Co	1,881	243,815
The JM Smucker Co	5,956	630,204
The Kraft Heinz Co	34,918	1,113,535
The Kroger Co	41,750	1,413,237
The Procter & Gamble Co	72,865	8,712,468
Thermo Fisher Scientific Inc	8,813	3,193,302
TransUnion	945	82,253
TreeHouse Foods Inc *	3,141	137,576
Tyson Foods Inc ‘A’	15,489	924,848
United Rentals Inc *	3,869	576,636
United Therapeutics Corp *	2,270	274,670
UnitedHealth Group Inc	8,624	2,543,649
Universal Health Services Inc ‘B’	3,909	363,107
US Foods Holding Corp *	12,279	242,142
Varian Medical Systems Inc *	4,259	521,813
WEX Inc *	2,093	345,366
Zimmer Biomet Holdings Inc	11,161	1,332,177
Zoetis Inc	2,389	327,389

		166,945,677

Energy - 5.0%

Antero Midstream Corp	16,027	81,738
Apache Corp	19,706	266,031
Baker Hughes Co	35,307	543,375
Cabot Oil & Gas Corp	20,795	357,258
Chevron Corp	100,970	9,009,553
Cimarex Energy Co	5,612	154,274
Concho Resources Inc	10,444	537,866
ConocoPhillips	58,005	2,437,370
Continental Resources Inc	4,179	73,258
Devon Energy Corp	19,647	222,797
Diamondback Energy Inc	8,355	349,406
EOG Resources Inc	31,406	1,591,028
EQT Corp	14,248	169,551
Equitrans Midstream Corp	20,706	172,067
Exxon Mobil Corp	228,585	10,222,321
First Solar Inc *	4,646	229,977
Halliburton Co	47,121	611,631
Helmerich & Payne Inc	5,839	113,919
Hess Corp	14,756	764,508
HollyFrontier Corp	8,344	243,645
Kinder Morgan Inc	104,752	1,589,088
Marathon Oil Corp	40,815	249,788
Marathon Petroleum Corp	34,850	1,302,693
Murphy Oil Corp	8,125	112,125
National Oilwell Varco Inc	21,685	265,641
Noble Energy Inc	26,611	238,434
Occidental Petroleum Corp	43,734	800,332
ONEOK Inc	23,618	784,590
Parsley Energy Inc ‘A’	16,820	179,638
Phillips 66	23,522	1,691,232
Pioneer Natural Resources Co	8,836	863,277
Schlumberger Ltd	74,402	1,368,253
Targa Resources Corp	12,874	258,381

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-61

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
The Williams Cos Inc	65,429	$1,244,459
Valero Energy Corp	21,951	1,291,158
WPX Energy Inc *	22,471	143,365

		40,534,027

Financial - 21.8%

Affiliated Managers Group Inc	2,620	195,347
Aflac Inc	38,230	1,377,427
AGNC Investment Corp REIT	30,274	390,535
Air Lease Corp	5,951	174,305
Alexandria Real Estate Equities Inc REIT	6,752	1,095,512
Alleghany Corp	666	325,767
Alliance Data Systems Corp	2,510	113,251
Ally Financial Inc	19,901	394,637
American Campus Communities Inc REIT	7,650	267,444
American Express Co	35,312	3,361,702
American Financial Group Inc	3,806	241,529
American Homes 4 Rent ‘A’ REIT	13,822	371,812
American International Group Inc	46,475	1,449,090
American National Insurance Co	443	31,927
Americold Realty Trust REIT	9,571	347,427
Ameriprise Financial Inc	6,643	996,716
Annaly Capital Management Inc REIT	77,085	505,678
Apartment Investment & Management Co ‘A’ REIT	7,765	292,275
Apollo Global Management Inc	4,805	239,866
Apple Hospitality REIT Inc	11,714	113,157
Arch Capital Group Ltd *	21,222	608,010
Arthur J Gallagher & Co	10,162	990,693
Associated Banc-Corp	7,009	95,883
Assurant Inc	3,144	324,744
Assured Guaranty Ltd	4,690	114,483
Athene Holding Ltd ‘A’ *	6,456	201,363
AvalonBay Communities Inc REIT	7,585	1,172,944
Axis Capital Holdings Ltd	4,223	171,285
Bank of America Corp	418,131	9,930,611
Bank of Hawaii Corp	1,889	116,003
Bank OZK	6,824	160,159
Berkshire Hathaway Inc ‘B’ *	105,411	18,816,918
BlackRock Inc	7,953	4,327,148
BOK Financial Corp	1,753	98,939
Boston Properties Inc REIT	8,358	755,396
Brandywine Realty Trust REIT	7,707	83,929
Brighthouse Financial Inc *	5,494	152,843
Brixmor Property Group Inc REIT	16,555	212,235
Brown & Brown Inc	12,013	489,650
Camden Property Trust REIT	5,062	461,756
Capital One Financial Corp	24,413	1,528,010
Cboe Global Markets Inc	4,583	427,502
CBRE Group Inc ‘A’ *	17,986	813,327
Chubb Ltd	24,287	3,075,220
Cincinnati Financial Corp	8,070	516,722
Citigroup Inc	112,461	5,746,757
Citizens Financial Group Inc	22,859	576,961
CME Group Inc	19,167	3,115,404
CNA Financial Corp	1,599	51,408
Comerica Inc	7,253	276,339
Commerce Bancshares Inc	5,297	315,013
CoreSite Realty Corp REIT	732	88,616
Corporate Office Properties Trust REIT	6,274	158,983
Cousins Properties Inc REIT	8,272	246,754
Credit Acceptance Corp *	528	221,237
Crown Castle International Corp REIT	1,559	260,899
CubeSmart REIT	10,093	272,410
Cullen/Frost Bankers Inc	2,866	214,119
CyrusOne Inc REIT	6,175	449,231
Digital Realty Trust Inc REIT	14,425	2,049,937
Discover Financial Services	16,504	826,685
Douglas Emmett Inc REIT	9,297	285,046
Duke Realty Corp REIT	19,879	703,518

	Shares	Value
East West Bancorp Inc	7,332	$265,712
Eaton Vance Corp	5,685	219,441
Empire State Realty Trust Inc ‘A’ REIT	8,173	57,211
EPR Properties REIT	4,356	144,314
Equitable Holdings Inc	21,752	419,596
Equity Commonwealth REIT	6,522	210,008
Equity LifeStyle Properties Inc REIT	5,435	339,579
Equity Residential REIT	19,843	1,167,165
Erie Indemnity Co ‘A’	601	115,332
Essex Property Trust Inc REIT	3,513	805,074
Evercore Inc ‘A’	2,207	130,036
Everest Re Group Ltd	2,143	441,887
Extra Space Storage Inc REIT	2,086	192,684
Federal Realty Investment Trust REIT	3,982	339,306
Fidelity National Financial Inc	14,749	452,204
Fifth Third Bancorp	38,281	738,058
First American Financial Corp	5,667	272,129
First Citizens BancShares Inc ‘A’	366	148,237
First Hawaiian Inc	7,243	124,869
First Horizon National Corp	17,222	171,531
First Industrial Realty Trust Inc REIT	7,054	271,156
First Republic Bank	9,180	972,988
FNB Corp	18,019	135,143
Franklin Resources Inc	14,218	298,151
Gaming and Leisure Properties Inc REIT	10,748	371,881
Globe Life Inc	5,602	415,836
Healthcare Trust of America Inc ‘A’ REIT	11,440	303,389
Healthpeak Properties Inc REIT	28,973	798,496
Highwoods Properties Inc REIT	5,748	214,573
Host Hotels & Resorts Inc REIT	37,353	403,039
Hudson Pacific Properties Inc REIT	8,393	211,168
Huntington Bancshares Inc	54,278	490,402
Interactive Brokers Group Inc ‘A’	4,030	168,333
Intercontinental Exchange Inc	18,897	1,730,965
Invesco Ltd	21,074	226,756
Invitation Homes Inc REIT	29,316	807,069
Iron Mountain Inc REIT	6,618	172,730
JBG SMITH Properties REIT	6,807	201,283
Jefferies Financial Group Inc	12,670	197,019
Jones Lang LaSalle Inc	2,689	278,204
JPMorgan Chase & Co	163,729	15,400,350
Kemper Corp	3,450	250,194
KeyCorp	52,145	635,126
Kilroy Realty Corp REIT	6,101	358,129
Kimco Realty Corp REIT	21,606	277,421
KKR & Co Inc	28,772	888,479
Lamar Advertising Co ‘A’ REIT	4,515	301,421
Lazard Ltd ‘A’	5,636	161,359
Legg Mason Inc	4,646	231,139
LendingTree Inc *	29	8,396
Life Storage Inc REIT	2,606	247,440
Lincoln National Corp	8,896	327,284
Loews Corp	12,825	439,769
LPL Financial Holdings Inc	3,788	296,979
M&T Bank Corp	6,899	717,289
Markel Corp *	730	673,914
Marsh & McLennan Cos Inc	6,113	656,353
Medical Properties Trust Inc REIT	27,959	525,629
Mercury General Corp	1,526	62,185
MetLife Inc	41,477	1,514,740
MGIC Investment Corp	18,873	154,570
Mid-America Apartment Communities Inc REIT	6,134	703,386
Morgan Stanley	59,539	2,875,734
Nasdaq Inc	6,174	737,608
National Retail Properties Inc REIT	9,035	320,562
New Residential Investment Corp REIT	23,155	172,042
New York Community Bancorp Inc	25,136	256,387
Northern Trust Corp	10,352	821,328
Old Republic International Corp	15,817	257,975

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-62

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Omega Healthcare Investors Inc REIT	11,932	$354,738
OneMain Holdings Inc	3,632	89,129
Outfront Media Inc REIT	7,859	111,362
PacWest Bancorp	6,521	128,529
Paramount Group Inc REIT	10,574	81,526
Park Hotels & Resorts Inc REIT	13,379	132,318
People’s United Financial Inc	21,928	253,707
Pinnacle Financial Partners Inc	4,128	173,335
Popular Inc	4,851	180,312
Primerica Inc	862	100,509
Principal Financial Group Inc	14,595	606,276
Prologis Inc REIT	39,761	3,710,894
Prosperity Bancshares Inc	4,656	276,473
Prudential Financial Inc	21,281	1,296,013
Public Storage REIT	2,827	542,473
Raymond James Financial Inc	6,583	453,108
Rayonier Inc REIT	7,625	189,024
Realty Income Corp REIT	18,509	1,101,285
Regency Centers Corp REIT	9,001	413,056
Regions Financial Corp	51,682	574,704
Reinsurance Group of America Inc	3,539	277,599
RenaissanceRe Holdings Ltd (Bermuda)	1,851	316,577
Rexford Industrial Realty Inc REIT	6,033	249,947
Santander Consumer USA Holdings Inc	4,219	77,672
SBA Communications Corp REIT	5,162	1,537,863
SEI Investments Co	6,096	335,158
Signature Bank	2,727	291,571
Simon Property Group Inc REIT	3,624	247,809
SL Green Realty Corp REIT	4,321	212,982
SLM Corp	16,084	113,071
Spirit Realty Capital Inc REIT	5,748	200,375
Starwood Property Trust Inc REIT	14,010	209,590
State Street Corp	18,970	1,205,543
Sterling Bancorp	10,802	126,599
STORE Capital Corp REIT	11,766	280,148
Sun Communities Inc REIT	5,204	706,079
SVB Financial Group *	2,769	596,803
Synchrony Financial	31,400	695,824
Synovus Financial Corp	8,187	168,079
T Rowe Price Group Inc	9,112	1,125,332
Taubman Centers Inc REIT	3,353	126,609
TCF Financial Corp	7,748	227,946
TFS Financial Corp	3,214	45,992
The Allstate Corp	16,953	1,644,271
The Bank of New York Mellon Corp	43,103	1,665,931
The Carlyle Group Inc	5,896	164,498
The Charles Schwab Corp	62,377	2,104,600
The Goldman Sachs Group Inc	17,890	3,535,422
The Hanover Insurance Group Inc	2,116	214,414
The Hartford Financial Services Group Inc	19,259	742,434
The Howard Hughes Corp *	2,179	113,199
The Macerich Co REIT	1	9
The PNC Financial Services Group Inc	22,907	2,410,045
The Progressive Corp	22,505	1,802,876
The Travelers Cos Inc	13,652	1,557,011
The Western Union Co	17,596	380,426
Tradeweb Markets Inc ‘A’	688	40,000
Truist Financial Corp	72,685	2,729,322
UDR Inc REIT	15,721	587,651
Umpqua Holdings Corp	12,293	130,798
Unum Group	11,362	188,496
US Bancorp	73,424	2,703,472
Ventas Inc REIT	20,093	735,806
VEREIT Inc REIT	57,464	369,494
VICI Properties Inc REIT	25,214	509,071
Virtu Financial Inc ‘A’	374	8,826
Vornado Realty Trust REIT	9,301	355,391
Voya Financial Inc	6,614	308,543
Webster Financial Corp	5,002	143,107
Weingarten Realty Investors REIT	6,778	128,308

	Shares	Value
Wells Fargo & Co	202,860	$5,193,216
Welltower Inc REIT	22,515	1,165,151
Western Alliance Bancorp	5,355	202,794
Weyerhaeuser Co REIT	40,229	903,543
White Mountains Insurance Group Ltd	169	150,067
Willis Towers Watson PLC	6,950	1,368,802
Wintrust Financial Corp	3,190	139,148
WP Carey Inc REIT	9,187	621,501
WR Berkley Corp	7,449	426,753
Zions Bancorp NA	8,451	287,334

		175,362,305

Industrial - 11.7%

3M Co	10,326	1,610,753
Acuity Brands Inc	2,198	210,437
AECOM *	8,030	301,767
AGCO Corp	3,101	171,981
Agilent Technologies Inc	15,230	1,345,875
Allegion PLC	1,803	184,303
Amcor PLC *	73,640	751,864
AMETEK Inc	12,372	1,105,686
Amphenol Corp ‘A’	6,332	606,669
AO Smith Corp	7,001	329,887
AptarGroup Inc	3,418	382,748
Ardagh Group SA	1,357	17,519
Armstrong World Industries Inc	1,678	130,817
Arrow Electronics Inc *	4,074	279,843
Avnet Inc	5,478	152,754
Ball Corp	1,142	79,358
Berry Global Group Inc *	4,899	217,124
BWX Technologies Inc	1,909	108,126
Carlisle Cos Inc	2,861	342,376
Carrier Global Corp	30,057	667,867
Caterpillar Inc	29,251	3,700,251
CH Robinson Worldwide Inc	6,005	474,755
Clean Harbors Inc *	2,876	172,502
Coherent Inc *	235	30,780
Colfax Corp *	5,536	154,454
Crane Co	2,392	142,228
Crown Holdings Inc *	6,209	404,392
CSX Corp	41,205	2,873,637
Curtiss-Wright Corp	2,319	207,040
Deere & Co	15,225	2,392,609
Donaldson Co Inc	5,957	277,120
Dover Corp	7,733	746,698
Eagle Materials Inc	2,306	161,927
Eaton Corp PLC	21,614	1,890,793
Emerson Electric Co	32,122	1,992,528
Energizer Holdings Inc	714	33,908
Expeditors International of Washington Inc	3,339	253,898
FedEx Corp	13,039	1,828,329
FLIR Systems Inc	6,815	276,485
Flowserve Corp	7,270	207,340
Fortive Corp	16,021	1,083,981
Fortune Brands Home & Security Inc	7,393	472,634
frontdoor Inc *	3,980	176,433
Garmin Ltd	8,071	786,922
Gates Industrial Corp PLC *	2,357	24,230
Generac Holdings Inc *	301	36,701
General Dynamics Corp	13,689	2,045,958
General Electric Co	469,438	3,206,262
Gentex Corp	12,976	334,392
Graco Inc	4,615	221,474
GrafTech International Ltd	3,570	28,489
Graphic Packaging Holding Co	12,148	169,951
HEICO Corp	489	48,729
HEICO Corp ‘A’	852	69,216
Hexcel Corp	4,658	210,635
Honeywell International Inc	37,955	5,487,913
Howmet Aerospace Inc	20,863	330,679

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-63

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Hubbell Inc	2,863	$358,906
Huntington Ingalls Industries Inc	1,894	330,484
IDEX Corp	4,062	641,958
Illinois Tool Works Inc	9,483	1,658,103
Ingersoll Rand Inc *	18,641	524,185
ITT Inc	4,505	264,624
Jabil Inc	6,654	213,460
Jacobs Engineering Group Inc	6,750	572,400
JB Hunt Transport Services Inc	3,267	393,151
Johnson Controls International PLC	40,195	1,372,257
Kansas City Southern	5,111	763,021
Keysight Technologies Inc *	6,701	675,327
Kirby Corp *	3,329	178,301
Knight-Swift Transportation Holdings Inc	6,538	272,700
L3Harris Technologies Inc	11,623	1,972,074
Landstar System Inc	401	45,036
Lennox International Inc	1,851	431,264
Lincoln Electric Holdings Inc	1,831	154,243
Littelfuse Inc	1,205	205,609
Martin Marietta Materials Inc	3,349	691,803
Masco Corp	14,190	712,480
MDU Resources Group Inc	11,141	247,107
Mercury Systems Inc *	568	44,679
Mettler-Toledo International Inc *	79	63,638
MSA Safety Inc	1,582	181,044
National Instruments Corp	6,707	259,628
Nordson Corp	587	111,360
Norfolk Southern Corp	13,825	2,427,255
Northrop Grumman Corp	708	217,668
nVent Electric PLC	8,683	162,633
Old Dominion Freight Line Inc	753	127,701
Oshkosh Corp	3,785	271,082
Otis Worldwide Corp	22,013	1,251,659
Owens Corning	5,633	314,096
Packaging Corp of America	5,043	503,291
Parker-Hannifin Corp	6,897	1,264,013
Pentair PLC	8,708	330,817
PerkinElmer Inc	4,811	471,911
Raytheon Technologies Corp	76,992	4,744,247
Regal Beloit Corp	2,043	178,395
Republic Services Inc	11,325	929,216
Rockwell Automation Inc	3,212	684,156
Roper Technologies Inc	4,847	1,881,896
Ryder System Inc	2,928	109,829
Schneider National Inc ‘B’	3,295	81,288
Sealed Air Corp	8,093	265,855
Sensata Technologies Holding PLC *	8,106	301,786
Silgan Holdings Inc	4,395	142,354
Snap-on Inc	2,868	397,247
Sonoco Products Co	5,227	273,320
Spirit AeroSystems Holdings Inc ‘A’	5,859	140,264
Stanley Black & Decker Inc	8,306	1,157,690
Stericycle Inc *	4,768	266,913
SYNNEX Corp	2,162	258,943
Teledyne Technologies Inc *	1,950	606,353
Textron Inc	12,147	399,758
The Boeing Co	28,839	5,286,189
The Middleby Corp *	3,078	242,977
The Timken Co	3,539	160,989
Trane Technologies PLC	12,891	1,147,041
TransDigm Group Inc	2,188	967,205
Trimble Inc *	13,423	579,739
Trinity Industries Inc	5,072	107,983
Union Pacific Corp	17,980	3,039,879
United Parcel Service Inc ‘B’	12,955	1,440,337
Valmont Industries Inc	1,171	133,049
Vulcan Materials Co	7,123	825,200
Waste Management Inc	19,854	2,102,737
Waters Corp *	3,050	550,220
Westinghouse Air Brake Technologies Corp	9,693	558,026

	Shares	Value
Westrock Co	13,647	$385,664
Woodward Inc	3,109	241,103
XPO Logistics Inc *	4,568	352,878
Xylem Inc	9,636	625,955

		94,201,676

Technology - 7.2%

Activision Blizzard Inc	24,938	1,892,794
Advanced Micro Devices Inc *	4,571	240,480
Akamai Technologies Inc *	1,573	168,453
Amdocs Ltd	7,107	432,674
Analog Devices Inc	17,465	2,141,908
Aspen Technology Inc *	257	26,628
Autodesk Inc *	3,946	943,844
Broadcom Inc	1,077	339,912
CACI International Inc ‘A’ *	1,078	233,797
CDK Global Inc	5,483	227,106
Ceridian HCM Holding Inc *	1,762	139,674
Change Healthcare Inc *	3,590	40,208
Cirrus Logic Inc *	3,264	201,650
Citrix Systems Inc	4,839	715,737
Cognizant Technology Solutions Corp ‘A’	27,094	1,539,481
Cree Inc *	5,728	339,040
Crowdstrike Holdings Inc ‘A’ *	1,766	177,112
Dell Technologies Inc ‘C’ *	7,680	421,939
DXC Technology Co	14,172	233,838
Electronic Arts Inc *	13,262	1,751,247
Entegris Inc	479	28,285
Fidelity National Information Services Inc	33,344	4,471,097
Fiserv Inc *	21,231	2,072,570
Genpact Ltd	5,895	215,285
Guidewire Software Inc *	3,593	398,284
Hewlett Packard Enterprise Co	69,586	677,072
HP Inc	77,242	1,346,328
Intel Corp	229,062	13,704,779
International Business Machines Corp	48,007	5,797,805
IPG Photonics Corp *	1,734	278,116
Jack Henry & Associates Inc	925	170,228
Leidos Holdings Inc	6,547	613,258
Lumentum Holdings Inc *	3,491	284,272
Manhattan Associates Inc *	382	35,984
Marvell Technology Group Ltd	35,561	1,246,769
Maxim Integrated Products Inc	9,596	581,614
Microchip Technology Inc	3,097	326,145
Micron Technology Inc *	60,067	3,094,652
MKS Instruments Inc	754	85,383
NCR Corp *	7,104	123,041
NetApp Inc	5,247	232,809
Nuance Communications Inc *	14,984	379,170
ON Semiconductor Corp *	21,711	430,312
Oracle Corp	12,804	707,677
Paychex Inc	3,769	285,502
Pegasystems Inc	223	22,561
Pure Storage Inc ‘A’ *	5,764	99,890
Qorvo Inc *	6,226	688,160
RealPage Inc *	619	40,241
salesforce.com Inc *	3,400	636,922
Science Applications International Corp	2,824	219,368
Skyworks Solutions Inc	9,000	1,150,740
SolarWinds Corp *	2,602	45,977
SS&C Technologies Holdings Inc	9,542	538,932
Synopsys Inc *	603	117,585
Take-Two Interactive Software Inc *	471	65,738
Teradata Corp *	1,437	29,890
Texas Instruments Inc	24,927	3,164,981
Twilio Inc ‘A’ *	1,123	246,409
Western Digital Corp	16,144	712,758
Xerox Holdings Corp	10,108	154,551
Zebra Technologies Corp ‘A’ *	252	64,499
Zynga Inc ‘A’ *	8,777	83,733

		57,876,894

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-64

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Utilities - 5.6%

AES Corp	35,585	$515,627
Alliant Energy Corp	13,520	646,797
Ameren Corp	13,320	937,195
American Electric Power Co Inc	26,837	2,137,299
American Water Works Co Inc	9,785	1,258,938
Atmos Energy Corp	6,542	651,452
Avangrid Inc	3,167	132,951
CenterPoint Energy Inc	27,084	505,658
CMS Energy Corp	15,434	901,654
Consolidated Edison Inc	18,089	1,301,142
Dominion Energy Inc	45,318	3,678,915
DTE Energy Co	10,334	1,110,905
Duke Energy Corp	39,703	3,171,873
Edison International	19,283	1,047,260
Entergy Corp	10,834	1,016,338
Essential Utilities Inc	12,031	508,189
Evergy Inc	12,183	722,330
Eversource Energy	18,202	1,515,680
Exelon Corp	52,604	1,908,999
FirstEnergy Corp	29,287	1,135,750
Hawaiian Electric Industries Inc	5,979	215,603
IDACORP Inc	2,597	226,900
National Fuel Gas Co	4,622	193,800
NextEra Energy Inc	26,449	6,352,256
NiSource Inc	20,568	467,716
NRG Energy Inc	8,291	269,955
OGE Energy Corp	10,538	319,934
PG&E Corp *	28,518	252,955
Pinnacle West Capital Corp	6,030	441,939
PPL Corp	41,556	1,073,807
Public Service Enterprise Group Inc	27,254	1,339,807
Sempra Energy	15,816	1,854,110
The Southern Co	57,124	2,961,879
UGI Corp	11,018	350,372
Vistra Energy Corp	26,250	488,775
WEC Energy Group Inc	17,068	1,496,010
Xcel Energy Inc	28,398	1,774,875

		44,885,645

Total Common Stocks (Cost $755,002,086)		763,052,673

EXCHANGE-TRADED FUND - 2.3%

iShares Russell 1000 Value	164,686	18,546,937

Total Exchange-Traded Fund (Cost $17,773,855)		18,546,937

	Principal Amount	Value
SHORT-TERM INVESTMENT - 2.6%

Repurchase Agreement - 2.6%

Fixed Income Clearing Corp 0.000% due 07/01/20 (Dated 06/30/20, repurchase price of $20,846,172; collateralized by U.S. Treasury Notes: 0.125% due 04/15/25 and value $21,263,118)	$20,846,172	$20,846,172

Total Short-Term Investment (Cost $20,846,172)		20,846,172

TOTAL INVESTMENTS - 99.7% (Cost $793,627,257)		802,448,118

DERIVATIVES - 0.0%		265,613

OTHER ASSETS & LIABILITIES, NET - 0.3%		2,333,554

NET ASSETS - 100.0%		$805,047,285

Notes to Schedule of Investments

(a)	As of June 30, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	21.8%
Consumer, Non-Cyclical	20.7%
Industrial	11.7%
Communications	10.7%
Consumer, Cyclical	8.7%
Technology	7.2%
Utilities	5.6%
Energy	5.0%
Basic Materials	3.4%
Others (each less than 3.0%)	4.9%

99.7%
Derivatives	0.0%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	Open futures contracts outstanding as of June 30, 2020 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	09/20	98	$14,934,706	$15,141,980	$207,274
S&P MID 400 E-Mini Index	09/20	39	6,880,151	6,938,490	58,339

Total Futures Contracts					$265,613

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-65

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$2,336	$2,336	$-	$-
	Common Stocks	763,052,673	763,052,673	-	-
	Exchange-Traded Fund	18,546,937	18,546,937	-	-
	Short-Term Investment	20,846,172	-	20,846,172	-
	Derivatives:
	Equity Contracts
	Futures	265,613	265,613	-	-

	Total	$802,713,731	$781,867,559	$20,846,172	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-66

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Oncternal Therapeutics Inc - Contingent Value Rights *	33	$68

Total Rights (Cost $68)		68

COMMON STOCKS - 98.0%

Basic Materials - 2.1%

American Vanguard Corp	400	5,504
Amyris Inc *	674	2,878
Balchem Corp	2,205	209,166
Caledonia Mining Corp PLC (South Africa)	294	5,092
Codexis Inc *	3,982	45,395
Compass Minerals International Inc	2,544	124,020
Ferro Corp *	4,574	54,614
GCP Applied Technologies Inc *	2,852	52,990
Hawkins Inc	392	16,691
HB Fuller Co	2,478	110,519
Ingevity Corp *	3,098	162,862
Innospec Inc	1,478	114,176
Koppers Holdings Inc *	930	17,521
Marrone Bio Innovations Inc *	4,675	5,470
Novagold Resources Inc * (Canada)	16,558	152,002
Orion Engineered Carbons SA (Luxembourg)	2,514	26,623
PQ Group Holdings Inc *	454	6,011
Quaker Chemical Corp	992	184,165
Rogers Corp *	242	30,153
Sensient Technologies Corp	1,288	67,182
Stepan Co	130	12,623
Tronox Holdings PLC ‘A’ *	2,347	16,945
United States Lime & Minerals Inc	8	676
Uranium Energy Corp *	5,160	4,529

		1,427,807

Communications - 5.8%

1-800-Flowers.com Inc ‘A’ *	1,864	37,317
8x8 Inc *	7,622	121,952
A10 Networks Inc *	4,647	31,646
Acacia Communications Inc *	2,923	196,396
AMC Networks Inc ‘A’ *	1,162	27,179
Anterix Inc *	1,003	45,476
ATN International Inc	46	2,786
Boingo Wireless Inc *	3,271	43,570
CalAmp Corp *	1,636	13,104
Calix Inc *	3,666	54,623
Cambium Networks Corp *	443	3,260
Cardlytics Inc *	1,936	135,481
Cargurus Inc *	6,464	163,862
Casa Systems Inc *	2,442	10,159
Central European Media Enterprises Ltd ‘A’ * (Czech Republic)	3,267	11,565
ChannelAdvisor Corp *	2,039	32,298
Cincinnati Bell Inc *	1,180	17,523
Clearfield Inc *	954	13,318
Cogent Communications Holdings Inc	3,176	245,695
Consolidated Communications Holdings Inc *	536	3,629
Endurance International Group Holdings Inc *	4,975	20,049
ePlus Inc *	835	59,018
Eventbrite Inc ‘A’ *	4,763	40,819
EverQuote Inc ‘A’ *	1,058	61,533
Extreme Networks Inc *	8,774	38,079
GlobalSCAPE Inc	1,081	10,540
Gogo Inc *	4,003	12,649
Gray Television Inc *	2,044	28,514
GTT Communications Inc *	2,371	19,347

	Shares	Value
HC2 Holdings Inc *	3,269	$10,918
IDT Corp ‘B’ *	681	4,447
Infinera Corp *	5,887	34,851
Inseego Corp *	2,371	27,504
InterDigital Inc	743	42,076
Iridium Communications Inc *	5,652	143,787
Limelight Networks Inc *	8,704	64,061
LiveXLive Media Inc *	332	1,202
Loral Space & Communications Inc	228	4,451
Luna Innovations Inc *	2,187	12,772
Meredith Corp	1,494	21,738
Mimecast Ltd *	4,215	175,597
NeoPhotonics Corp *	2,518	22,360
NIC Inc	4,930	113,193
Ooma Inc *	1,558	25,676
ORBCOMM Inc *	734	2,826
Overstock.com Inc *	2,478	70,450
Perficient Inc *	2,441	87,339
Plantronics Inc	845	12,405
Q2 Holdings Inc *	3,712	318,452
QuinStreet Inc *	1,155	12,081
Quotient Technology Inc *	3,567	26,110
Resonant Inc *	3,769	8,782
Shenandoah Telecommunications Co	3,603	177,592
Shutterstock Inc	1,468	51,336
Stamps.com Inc *	1,237	227,225
Stitch Fix Inc ‘A’ *	3,561	88,811
TechTarget Inc *	1,756	52,733
The Meet Group Inc *	2,598	16,212
The RealReal Inc *	4,664	59,653
The Rubicon Project Inc *	4,346	28,988
Tucows Inc ‘A’ *	706	40,468
Upwork Inc *	6,927	100,026
US Auto Parts Network Inc *	1,489	12,895
Value Line Inc	62	1,673
Viavi Solutions Inc *	17,185	218,937
VirnetX Holding Corp	2,504	16,276
Vonage Holdings Corp *	9,733	97,914
WideOpenWest Inc *	1,947	10,261
Yelp Inc *	1,001	23,153
Zix Corp *	4,092	28,235

		3,996,853

Consumer, Cyclical - 11.7%

Accel Entertainment Inc *	3,148	30,315
Acushnet Holdings Corp	599	20,839
Allegiant Travel Co	118	12,887
America’s Car-Mart Inc *	348	30,579
Asbury Automotive Group Inc *	565	43,691
Aspen Aerogels Inc *	229	1,507
Big Lots Inc	232	9,744
BJ’s Wholesale Club Holdings Inc *	10,228	381,198
Bloomin’ Brands Inc	6,536	69,674
Blue Bird Corp *	448	6,716
Boot Barn Holdings Inc *	1,986	42,818
Brinker International Inc	2,168	52,032
Camping World Holdings Inc ‘A’	2,457	66,732
Casper Sleep Inc *	191	1,713
Cavco Industries Inc *	647	124,774
Churchill Downs Inc	2,840	378,146
Clarus Corp	135	1,563
Core-Mark Holding Co Inc	3,101	77,385
Cracker Barrel Old Country Store Inc	762	84,513
Crocs Inc *	4,991	183,769
Dave & Buster’s Entertainment Inc	1,255	16,729
Deckers Outdoor Corp *	2,090	410,455
Denny’s Corp *	2,648	26,745
Dine Brands Global Inc	76	3,200
Dorman Products Inc *	1,986	133,201
Douglas Dynamics Inc	1,550	54,436

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-67

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
El Pollo Loco Holdings Inc *	118	$1,742
Eldorado Resorts Inc *	5,964	238,918
Envela Corp *	542	3,306
Everi Holdings Inc *	2,161	11,151
EVI Industries Inc *	355	7,707
FirstCash Inc	3,031	204,532
Foundation Building Materials Inc *	341	5,323
Fox Factory Holding Corp *	2,878	237,752
Freshpet Inc *	2,897	242,363
GAN Ltd * (United Kingdom)	458	11,656
Gentherm Inc *	2,448	95,227
Golden Entertainment Inc *	469	4,183
GrowGeneration Corp *	2,196	15,021
Hamilton Beach Brands Holding Co ‘A’	173	2,059
Healthcare Services Group Inc	5,565	136,120
Hilton Grand Vacations Inc *	6,348	124,103
Hooker Furniture Corp	52	1,011
Installed Building Products Inc *	1,710	117,614
Interface Inc	768	6,252
iRobot Corp *	2,060	172,834
Jack in the Box Inc	191	14,151
Johnson Outdoors Inc ‘A’	194	17,658
KB Home	969	29,729
LCI Industries	1,839	211,448
LGI Homes Inc *	1,666	146,658
Liberty Media Corp-Liberty Braves ‘A’ *	461	9,257
Liberty Media Corp-Liberty Braves ‘C’ *	1,648	32,532
Lindblad Expeditions Holdings Inc *	1,907	14,722
Lithia Motors Inc ‘A’	805	121,821
Lumber Liquidators Holdings Inc *	305	4,227
Malibu Boats Inc ‘A’ *	1,536	79,795
Marine Products Corp	520	7,202
Marriott Vacations Worldwide Corp	395	32,473
MasterCraft Boat Holdings Inc *	1,387	26,422
Meritage Homes Corp *	150	11,418
Meritor Inc *	3,927	77,755
Methode Electronics Inc	475	14,849
Mobile Mini Inc	802	23,659
Monarch Casino & Resort Inc *	693	23,617
Motorcar Parts of America Inc *	179	3,163
National Vision Holdings Inc *	4,975	151,837
Noodles & Co *	1,157	7,000
OneWater Marine Inc ‘A’ *	347	8,425
OptimizeRx Corp *	1,088	14,177
Papa John’s International Inc	2,064	163,902
PC Connection Inc	62	2,874
Penn National Gaming Inc *	5,024	153,433
PetIQ Inc *	1,537	53,549
PetMed Express Inc	1,466	52,248
PriceSmart Inc	109	6,576
Purple Innovation Inc *	1,080	19,440
Red Rock Resorts Inc ‘A’	3,695	40,312
REV Group Inc	290	1,769
RH *	1,249	310,876
Ruth’s Hospitality Group Inc	1,968	16,059
Scientific Games Corp ‘A’ *	3,067	47,416
SeaWorld Entertainment Inc *	1,671	24,748
Shake Shack Inc ‘A’ *	2,621	138,861
SiteOne Landscape Supply Inc *	3,121	355,700
Skyline Champion Corp *	4,063	98,893
Sleep Number Corp *	778	32,396
Sonos Inc *	5,935	86,829
Sportsman’s Warehouse Holdings Inc *	3,211	45,757
Standard Motor Products Inc	241	9,929
Steven Madden Ltd	2,697	66,589
Superior Group of Cos Inc	150	2,010
Systemax Inc	628	12,899
Taylor Morrison Home Corp *	930	17,940
Telenav Inc *	1,076	5,907
Texas Roadhouse Inc	4,904	257,803

	Shares	Value
The Children’s Place Inc	743	$27,803
The Lovesac Co *	662	17,364
The Shyft Group Inc	2,560	43,110
The St Joe Co *	1,214	23,576
Twin River Worldwide Holdings Inc	1,360	30,314
UniFirst Corp	59	10,558
Universal Electronics Inc *	876	41,014
Visteon Corp *	2,071	141,864
Waitr Holdings Inc *	5,729	15,067
Wingstop Inc	2,215	307,819
Winmark Corp	64	10,959
Winnebago Industries Inc	2,330	155,225
XPEL Inc *	1,261	19,722
YETI Holdings Inc *	5,542	236,810

		8,094,150

Consumer, Non-Cyclical - 38.1%

89bio Inc *	222	4,424
Aaron’s Inc	643	29,192
Abeona Therapeutics Inc *	1,417	4,131
Accelerate Diagnostics Inc *	2,310	35,020
Accuray Inc *	6,656	13,512
AcelRx Pharmaceuticals Inc *	1,447	1,751
AdaptHealth Corp *	600	9,660
Addus HomeCare Corp *	1,033	95,614
ADMA Biologics Inc *	3,639	10,662
Aduro Biotech Inc *	4,506	10,409
Adverum Biotechnologies Inc *	4,704	98,220
Aeglea BioTherapeutics Inc *	2,670	24,698
Aerie Pharmaceuticals Inc *	2,690	39,704
Affimed NV * (Germany)	5,476	25,272
Agenus Inc *	10,330	40,597
Agile Therapeutics Inc *	4,772	13,266
Aimmune Therapeutics Inc *	3,470	57,984
Akcea Therapeutics Inc *	542	7,425
Akebia Therapeutics Inc *	9,734	132,188
Akero Therapeutics Inc *	839	20,908
Albireo Pharma Inc *	694	18,384
Alector Inc *	3,461	84,587
Allakos Inc *	1,819	130,713
Allogene Therapeutics Inc *	3,627	155,308
Alpha Pro Tech Ltd *	925	16,373
Alphatec Holdings Inc *	2,905	13,654
American Renal Associates Holdings Inc *	195	1,271
Amicus Therapeutics Inc *	18,983	286,264
AMN Healthcare Services Inc *	3,483	157,571
Amneal Pharmaceuticals Inc *	7,417	35,305
Amphastar Pharmaceuticals Inc *	2,643	59,362
Anavex Life Sciences Corp *	3,957	19,468
ANI Pharmaceuticals Inc *	366	11,836
Antares Pharma Inc *	12,313	33,861
Apellis Pharmaceuticals Inc *	4,488	146,578
Apollo Medical Holdings Inc *	755	12,458
Applied Therapeutics Inc *	996	36,005
Aprea Therapeutics Inc * (Sweden)	537	20,825
Apyx Medical Corp *	286	1,587
Aquestive Therapeutics Inc *	1,514	7,358
Aravive Inc *	908	10,569
Arcturus Therapeutics Holdings Inc *	974	45,525
Arcus Biosciences Inc *	2,470	61,108
Arcutis Biotherapeutics Inc *	710	21,470
Ardelyx Inc *	5,454	37,742
Arena Pharmaceuticals Inc *	346	21,781
Arrowhead Pharmaceuticals Inc *	7,495	323,709
Arvinas Inc *	2,192	73,520
ASGN Inc *	3,144	209,642
Aspen Group Inc *	1,417	12,824
Aspira Women’s Health Inc *	3,388	13,010
Assembly Biosciences Inc *	1,198	27,937
Atara Biotherapeutics Inc *	3,181	46,347

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-68

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Athenex Inc *	5,492	$75,570
Athersys Inc *	12,950	35,742
Atreca Inc ‘A’ *	1,476	31,409
AtriCure Inc *	2,925	131,479
Atrion Corp	105	66,886
Avalon GloboCare Corp *	1,054	2,003
Avenue Therapeutics Inc *	513	5,525
AVEO Pharmaceuticals Inc *	605	3,116
Avid Bioservices Inc *	3,819	25,072
Avis Budget Group Inc *	3,927	89,889
Avrobio Inc *	2,307	40,257
Axcella Health Inc *	792	4,380
Axogen Inc *	2,706	25,003
Axonics Modulation Technologies Inc *	2,280	80,051
Axsome Therapeutics Inc *	2,072	170,484
B&G Foods Inc	4,183	101,982
Barrett Business Services Inc	42	2,231
Beam Therapeutics Inc *	923	25,844
Bellerophon Therapeutics Inc *	266	3,338
Beyond Air Inc *	998	7,236
Beyondspring Inc *	942	14,205
BioCryst Pharmaceuticals Inc *	9,139	43,547
BioDelivery Sciences International Inc *	6,670	29,081
Biohaven Pharmaceutical Holding Co Ltd *	3,525	257,713
BioLife Solutions Inc *	551	9,009
BioSig Technologies Inc *	1,610	11,592
BioSpecifics Technologies Corp *	461	28,250
BioTelemetry Inc *	2,508	113,337
Bioxcel Therapeutics Inc *	790	41,878
Black Diamond Therapeutics Inc *	918	38,703
Blueprint Medicines Corp *	4,049	315,822
BrainStorm Cell Therapeutics Inc *	1,991	22,319
Bridgebio Pharma Inc *	5,443	177,496
Bridgford Foods Corp *	96	1,590
Cadiz Inc *	845	8,585
CAI International Inc *	217	3,615
Cal-Maine Foods Inc *	798	35,495
Calavo Growers Inc	1,225	77,065
Calithera Biosciences Inc *	4,920	25,978
Calyxt Inc *	853	4,205
Cantel Medical Corp	2,830	125,171
Cara Therapeutics Inc *	3,075	52,582
Cardiovascular Systems Inc *	2,583	81,494
Cardtronics PLC ‘A’ *	1,967	47,169
CareDx Inc *	3,199	113,341
CASI Pharmaceuticals Inc *	3,460	8,650
Cass Information Systems Inc	1,068	41,684
Cassava Sciences Inc *	616	1,897
Castle Biosciences Inc *	765	28,833
Catabasis Pharmaceuticals Inc *	955	6,141
Catalyst Pharmaceuticals Inc *	7,247	33,481
CBIZ Inc *	635	15,221
CEL-SCI Corp *	2,096	31,272
Cellular Biomedicine Group Inc *	572	8,563
Celsius Holdings Inc *	2,593	30,520
Centogene NV * (Germany)	306	7,001
Central Garden & Pet Co *	193	6,946
Central Garden & Pet Co ‘A’ *	919	31,053
Cerecor Inc *	2,098	5,455
Cerus Corp *	12,133	80,078
Champions Oncology Inc *	535	5,115
Checkpoint Therapeutics Inc *	2,985	5,910
Chembio Diagnostics Inc *	1,337	4,345
ChemoCentryx Inc *	3,326	191,378
Chiasma Inc *	2,746	14,773
ChromaDex Corp *	3,051	14,004
Cidara Therapeutics Inc *	1,968	7,262
Cimpress PLC * (Ireland)	433	33,055
Clovis Oncology Inc *	5,377	36,295
Co-Diagnostics Inc *	1,952	37,771

	Shares	Value
Coca-Cola Consolidated Inc	351	$80,446
Cohbar Inc *	1,833	2,841
Coherus Biosciences Inc *	4,311	76,994
Collectors Universe Inc	620	21,254
Collegium Pharmaceutical Inc *	2,573	45,027
CONMED Corp	2,031	146,212
Constellation Pharmaceuticals Inc *	2,019	60,671
ContraFect Corp *	994	6,352
Corbus Pharmaceuticals Holdings Inc *	4,956	41,581
Corcept Therapeutics Inc *	7,176	120,700
CorMedix Inc *	1,782	11,227
Cortexyme Inc *	1,097	50,791
CorVel Corp *	660	46,787
CRA International Inc	425	16,788
Craft Brew Alliance Inc *	69	1,062
Crinetics Pharmaceuticals Inc *	2,016	35,320
Cross Country Healthcare Inc *	285	1,756
CryoLife Inc *	2,238	42,902
Cue Biopharma Inc *	2,070	50,736
Cutera Inc *	1,249	15,200
Cytokinetics Inc *	3,682	86,785
CytomX Therapeutics Inc *	3,369	28,064
CytoSorbents Corp *	2,599	25,730
Deciphera Pharmaceuticals Inc *	2,796	166,977
Denali Therapeutics Inc *	4,697	113,573
DermTech Inc *	609	8,057
Dicerna Pharmaceuticals Inc *	4,858	123,393
Durect Corp *	14,768	34,262
Dyadic International Inc *	1,193	10,331
Dynavax Technologies Corp *	5,654	50,151
Eagle Pharmaceuticals Inc *	812	38,960
Editas Medicine Inc *	4,147	122,668
Eidos Therapeutics Inc *	820	39,089
Eiger BioPharmaceuticals Inc *	1,764	16,934
Electromed Inc *	538	8,280
elf Beauty Inc *	1,973	37,625
Eloxx Pharmaceuticals Inc *	1,936	5,866
Emergent BioSolutions Inc *	3,336	263,811
Enanta Pharmaceuticals Inc *	120	6,025
Endo International PLC *	7,261	24,905
Epizyme Inc *	4,202	67,484
Esperion Therapeutics Inc *	1,933	99,182
Eton Pharmaceuticals Inc *	1,081	5,891
Evelo Biosciences Inc *	997	4,885
EVERTEC Inc	4,500	126,450
Evo Payments Inc ‘A’ *	3,050	69,631
Evofem Biosciences Inc *	3,258	9,220
Evolus Inc *	665	3,525
Exagen Inc *	360	4,468
Exicure Inc *	3,801	9,274
Fate Therapeutics Inc *	4,683	160,674
Fennec Pharmaceuticals Inc * (Canada)	1,613	13,469
FibroGen Inc *	5,320	215,620
Flexion Therapeutics Inc *	2,556	33,611
Forrester Research Inc *	811	25,984
Fortress Biotech Inc *	4,358	11,679
Franchise Group Inc	173	3,785
Franklin Covey Co *	935	20,009
Frequency Therapeutics Inc *	2,105	48,941
Fulcrum Therapeutics Inc *	936	17,119
Fulgent Genetics Inc *	742	11,872
G1 Therapeutics Inc *	1,194	28,966
Galectin Therapeutics Inc *	2,823	8,638
Galera Therapeutics Inc *	656	4,684
Genasys Inc *	2,571	12,495
GenMark Diagnostics Inc *	5,077	74,683
Genprex Inc *	2,119	6,654
Glaukos Corp *	3,155	121,215
Gossamer Bio Inc *	1,583	20,579
Green Dot Corp ‘A’ *	329	16,147

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-69

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Greenlane Holdings Inc ‘A’ *	809	$3,220
GreenSky Inc ‘A’ *	4,610	22,589
Gritstone Oncology Inc *	291	1,932
Halozyme Therapeutics Inc *	10,150	272,121
Hanger Inc *	324	5,365
Harpoon Therapeutics Inc *	800	13,280
Harrow Health Inc *	1,661	8,654
HealthEquity Inc *	5,217	306,081
Helen of Troy Ltd *	1,889	356,190
Herc Holdings Inc *	99	3,042
Heron Therapeutics Inc *	6,544	96,262
Heska Corp *	189	17,609
HMS Holdings Corp *	6,577	213,029
Homology Medicines Inc *	2,532	38,461
Hookipa Pharma Inc *	874	10,156
Hostess Brands Inc *	4,048	49,467
Huron Consulting Group Inc *	154	6,815
iBio Inc *	3,175	7,049
ICF International Inc	676	43,825
Ideaya Biosciences Inc *	164	2,330
IGM Biosciences Inc *	530	38,690
IMARA Inc *	369	10,195
Immunic Inc *	155	1,879
ImmunoGen Inc *	5,581	25,673
Immunovant Inc *	1,427	34,747
InfuSystem Holdings Inc *	1,105	12,752
Innoviva Inc *	4,739	66,251
Inogen Inc *	919	32,643
Inovio Pharmaceuticals Inc *	10,742	289,497
Insmed Inc *	7,558	208,147
Insperity Inc	1,349	87,321
Inspire Medical Systems Inc *	1,957	170,298
Integer Holdings Corp *	1,545	112,862
Intellia Therapeutics Inc *	3,280	68,946
Inter Parfums Inc	1,319	63,510
Intercept Pharmaceuticals Inc *	1,936	92,754
Intersect ENT Inc *	2,423	32,807
Intra-Cellular Therapies Inc *	1,567	40,225
Invitae Corp *	8,617	261,009
iRadimed Corp *	435	10,096
iRhythm Technologies Inc *	2,024	234,561
Ironwood Pharmaceuticals Inc *	11,897	122,777
J&J Snack Foods Corp	296	37,630
John B Sanfilippo & Son Inc	657	56,062
Kadmon Holdings Inc *	12,045	61,670
Kala Pharmaceuticals Inc *	2,955	31,057
Kaleido Biosciences Inc *	662	4,919
KalVista Pharmaceuticals Inc *	195	2,360
Karuna Therapeutics Inc *	1,158	129,071
Karyopharm Therapeutics Inc *	5,247	99,378
Keros Therapeutics Inc *	486	18,230
Kforce Inc	1,462	42,764
Kindred Biosciences Inc *	2,458	11,036
Kiniksa Pharmaceuticals Ltd ‘A’ *	1,312	33,430
Kodiak Sciences Inc *	2,158	116,791
Krystal Biotech Inc *	896	37,112
Kura Oncology Inc *	3,964	64,613
La Jolla Pharmaceutical Co *	1,456	6,203
Lancaster Colony Corp	1,411	218,691
Lantheus Holdings Inc *	3,567	51,008
LeMaitre Vascular Inc	1,013	26,743
Lexicon Pharmaceuticals Inc *	3,150	6,284
LHC Group Inc *	2,268	395,358
Lifevantage Corp *	1,091	14,750
Ligand Pharmaceuticals Inc *	1,076	120,351
Limoneira Co	284	4,115
Liquidia Technologies Inc *	1,525	12,841
LivaNova PLC *	2,575	123,935
LiveRamp Holdings Inc *	3,955	167,969
LogicBio Therapeutics Inc *	884	7,479

	Shares	Value
Luminex Corp	3,181	$103,478
Lyra Therapeutics Inc *	287	3,255
MacroGenics Inc *	1,303	36,380
Madrigal Pharmaceuticals Inc *	654	74,065
Magellan Health Inc *	759	55,392
Magenta Therapeutics Inc *	1,083	8,133
MannKind Corp *	15,906	27,836
Marinus Pharmaceuticals Inc *	6,358	16,149
Marker Therapeutics Inc *	1,504	3,113
MediciNova Inc *	2,993	16,222
Medifast Inc	843	116,983
Medpace Holdings Inc *	2,039	189,668
MEI Pharma Inc *	6,422	26,523
MeiraGTx Holdings PLC *	1,388	17,378
Menlo Therapeutics Inc *	1,051	1,818
Meridian Bioscience Inc *	2,759	64,257
Merit Medical Systems Inc *	4,046	184,700
Mersana Therapeutics Inc *	3,425	80,145
MGP Ingredients Inc	722	26,501
Milestone Scientific Inc *	2,468	4,813
Minerva Neurosciences Inc *	2,504	9,039
Mirati Therapeutics Inc *	2,746	313,511
Mirum Pharmaceuticals Inc *	157	3,055
Misonix Inc *	479	6,500
Molecular Templates Inc *	1,810	24,960
Momenta Pharmaceuticals Inc *	8,264	274,943
Monro Inc	1,210	66,477
Morphic Holding Inc *	1,029	27,834
Mustang Bio Inc *	2,108	6,703
MyoKardia Inc *	3,249	313,918
NanoString Technologies Inc *	2,454	72,025
NantKwest Inc *	1,832	22,497
Natera Inc *	4,900	244,314
National Beverage Corp *	883	53,881
National Research Corp	1,007	58,617
Natural Grocers by Vitamin Cottage Inc	431	6,413
Natus Medical Inc *	816	17,805
Nemaura Medical Inc *	497	4,597
Neogen Corp *	3,937	305,511
NeoGenomics Inc *	7,745	239,940
Neoleukin Therapeutics Inc *	2,217	36,802
Neubase Therapeutics Inc *	1,289	11,317
NeuroBo Pharmaceuticals Inc *	303	2,439
Nevro Corp *	2,510	299,870
New Age Beverages Corp *	2,891	4,423
NextCure Inc *	1,153	24,720
NGM Biopharmaceuticals Inc *	1,647	32,512
Novavax Inc *	1,175	97,936
NuVasive Inc *	3,840	213,734
Nymox Pharmaceutical Corp *	2,567	9,113
Ocular Therapeutix Inc *	3,856	32,120
Odonate Therapeutics Inc *	979	41,451
Omeros Corp *	3,916	57,644
Oncocyte Corp *	3,208	6,127
Optinose Inc *	2,203	16,390
Option Care Health Inc *	2,384	33,090
OraSure Technologies Inc *	2,845	33,087
Organogenesis Holdings Inc *	1,476	5,668
Orgenesis Inc *	265	1,611
ORIC Pharmaceuticals Inc *	608	20,508
OrthoPediatrics Corp *	903	39,515
Osmotica Pharmaceuticals PLC *	649	4,368
Ovid therapeutics Inc *	3,197	23,562
Oyster Point Pharma Inc *	378	10,917
Pacific Biosciences of California Inc *	9,502	32,782
Pacira BioSciences Inc *	3,089	162,080
Paratek Pharmaceuticals Inc *	2,836	14,804
Passage Bio Inc *	624	17,054
PAVmed Inc *	2,780	5,866
Pennant Group Inc/The *	1,942	43,889

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-70

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Perdoceo Education Corp *	5,191	$82,693
Personalis Inc *	1,449	18,794
Pfenex Inc *	2,575	21,501
PFSweb Inc *	776	5,184
PhaseBio Pharmaceuticals Inc *	1,115	5,129
Phathom Pharmaceuticals Inc *	805	26,493
Phibro Animal Health Corp ‘A’	1,409	37,014
Pieris Pharmaceuticals Inc *	3,692	11,445
Portola Pharmaceuticals Inc *	5,860	105,421
Precigen Inc *	3,909	19,506
Precision BioSciences Inc *	3,195	26,614
Prestige Consumer Healthcare Inc *	1,330	49,955
Prevail Therapeutics Inc *	1,070	15,943
Principia Biopharma Inc *	2,009	120,118
Priority Technology Holdings Inc *	362	938
Progyny Inc *	1,971	50,872
Protagonist Therapeutics Inc *	1,690	29,845
Protara Therapeutics Inc *	151	4,427
Provention Bio Inc *	3,164	44,644
PTC Therapeutics Inc *	4,618	234,317
Pulse Biosciences Inc *	1,038	10,857
Puma Biotechnology Inc *	2,274	23,718
Quanterix Corp *	1,413	38,702
Quotient Ltd *	4,531	33,529
R1 RCM Inc *	7,986	89,044
Radius Health Inc *	3,382	46,097
RadNet Inc *	3,204	50,847
RAPT Therapeutics Inc *	817	23,709
Recro Pharma Inc *	1,472	6,698
REGENXBIO Inc *	2,543	93,659
Relmada Therapeutics Inc *	1,050	46,987
Rent-A-Center Inc	3,213	89,386
Repay Holdings Corp *	2,760	67,979
Replimune Group Inc *	1,294	32,156
Repro-Med Systems Inc *	1,859	16,694
Retractable Technologies Inc *	974	6,837
Retrophin Inc *	3,093	63,128
Revance Therapeutics Inc *	3,262	79,658
Revlon Inc ‘A’ *	28	277
REVOLUTION Medicines Inc *	1,094	34,538
Rhythm Pharmaceuticals Inc *	2,508	55,928
Rigel Pharmaceuticals Inc *	12,640	23,131
Rocket Pharmaceuticals Inc *	2,549	53,351
Rockwell Medical Inc *	4,635	9,038
Rubius Therapeutics Inc *	473	2,829
Sanderson Farms Inc	1,168	135,360
Sangamo Therapeutics Inc *	8,604	77,092
Satsuma Pharmaceuticals Inc *	688	19,787
Scholar Rock Holding Corp *	1,702	30,993
scPharmaceuticals Inc *	401	2,951
Select Medical Holdings Corp *	8,116	119,549
Selecta Biosciences Inc *	2,390	6,788
Seres Therapeutics Inc *	3,313	15,770
Shockwave Medical Inc *	1,994	94,456
ShotSpotter Inc *	625	15,750
SI-BONE Inc *	1,903	30,334
Sientra Inc *	2,756	10,666
SIGA Technologies Inc *	4,075	24,083
Silk Road Medical Inc *	2,376	99,531
Soleno Therapeutics Inc *	2,189	4,860
Solid Biosciences Inc *	143	419
Soliton Inc *	431	3,353
Sorrento Therapeutics Inc *	13,103	82,287
Spero Therapeutics Inc *	962	13,016
SpringWorks Therapeutics Inc *	1,583	66,486
STAAR Surgical Co *	3,372	207,513
Stereotaxis Inc *	3,334	14,870
Stoke Therapeutics Inc *	889	21,185
Strategic Education Inc	1,642	252,293
Strongbridge Biopharma PLC *	2,456	9,284

	Shares	Value
Supernus Pharmaceuticals Inc *	810	$19,238
Surgery Partners Inc *	1,695	19,611
Surmodics Inc *	989	42,764
Sutro Biopharma Inc *	1,059	8,218
Syndax Pharmaceuticals Inc *	2,023	29,981
Syros Pharmaceuticals Inc *	3,108	33,131
Tactile Systems Technology Inc *	1,373	56,883
TCR2 Therapeutics Inc *	66	1,014
Tela Bio Inc *	408	5,288
Tenet Healthcare Corp *	792	14,343
TG Therapeutics Inc *	6,175	120,289
The Brink’s Co	3,744	170,389
The Ensign Group Inc	3,816	159,700
The Hackett Group Inc	1,658	22,449
The Joint Corp *	991	15,133
The Providence Service Corp *	904	71,335
TherapeuticsMD Inc *	14,205	17,756
Theravance Biopharma Inc *	2,966	62,256
Tivity Health Inc *	1,512	17,131
Tootsie Roll Industries Inc	971	33,276
Translate Bio Inc *	3,786	67,845
TransMedics Group Inc *	1,476	26,450
Tricida Inc *	2,108	57,928
TriNet Group Inc *	3,073	187,269
Triple-S Management Corp ‘B’ *	132	2,511
Turning Point Brands Inc	644	16,042
Turning Point Therapeutics Inc *	1,943	125,498
Twist Bioscience Corp *	2,236	101,291
Tyme Technologies Inc *	4,922	6,546
Ultragenyx Pharmaceutical Inc *	4,235	331,262
UNITY Biotechnology Inc *	2,442	21,197
Universal Technical Institute Inc *	2,079	14,449
UroGen Pharma Ltd *	885	23,116
US Physical Therapy Inc	946	76,645
USANA Health Sciences Inc *	864	63,444
Utah Medical Products Inc	196	17,370
Vapotherm Inc *	1,438	58,944
Vaxart Inc *	2,826	25,010
VBI Vaccines Inc *	10,515	32,597
Vector Group Ltd	1,189	11,961
Vectrus Inc *	324	15,918
Venus Concept Inc *	834	2,911
Veracyte Inc *	3,733	96,685
Verastem Inc *	5,040	8,669
Vericel Corp *	2,967	41,004
Verrica Pharmaceuticals Inc *	929	10,228
Veru Inc *	3,769	12,588
Viela Bio Inc *	1,496	64,807
Viemed Healthcare Inc *	2,578	24,749
ViewRay Inc *	3,103	6,951
Viking Therapeutics Inc *	360	2,596
Vir Biotechnology Inc *	3,458	141,674
Vivint Smart Home Inc *	1,116	19,340
VolitionRX Ltd *	1,665	6,477
Voyager Therapeutics Inc *	1,919	24,218
WaVe Life Sciences Ltd *	1,529	15,917
WD-40 Co	954	189,178
Willdan Group Inc *	545	13,630
Wright Medical Group NV *	9,609	285,579
WW International Inc *	852	21,624
Xencor Inc *	3,906	126,515
Xeris Pharmaceuticals Inc *	2,573	6,844
XOMA Corp *	376	7,430
Y-mAbs Therapeutics Inc *	2,241	96,811
Zentalis Pharmaceuticals Inc *	722	34,670
ZIOPHARM Oncology Inc *	10,731	35,198
Zogenix Inc *	4,151	112,119
Zynex Inc *	1,248	31,038

		26,237,947

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-71

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Energy - 1.2%

Contango Oil & Gas Co *	1,219	$2,791
DMC Global Inc	501	13,828
FuelCell Energy Inc *	10,607	23,972
Goodrich Petroleum Corp *	315	2,268
Magnolia Oil & Gas Corp ‘A’ *	8,563	51,892
Murphy USA Inc *	2,059	231,823
NextDecade Corp *	69	149
Plug Power Inc *	24,228	198,912
Sunnova Energy International Inc *	300	5,121
SunPower Corp *	3,959	30,326
Sunrun Inc *	8,681	171,189
TerraForm Power Inc ‘A’	594	10,953
TPI Composites Inc *	2,266	52,956
Vivint Solar Inc *	3,680	36,432

		832,612

Financial - 7.9%

Alexander’s Inc REIT	149	35,894
Altisource Portfolio Solutions SA *	31	457
Artisan Partners Asset Management Inc ‘A’	1,693	55,022
Assetmark Financial Holdings Inc *	544	14,846
Atlanticus Holdings Corp *	396	4,095
Axos Financial Inc *	366	8,081
Bank First Corp	434	27,819
Baycom Corp *	205	2,647
Benefytt Technologies Inc *	808	16,532
Bluerock Residential Growth REIT Inc	618	4,993
Brightsphere Investment Group Inc	4,736	59,011
Brookfield Infrastructure Corp ‘A’ (Canada)	1,199	54,602
BRP Group Inc ‘A’ *	1,496	25,836
Cambridge Bancorp	95	5,628
CareTrust REIT Inc	1,000	17,160
CatchMark Timber Trust Inc ‘A’ REIT	388	3,434
Century Bancorp Inc ‘A’	26	2,021
CIM Commercial Trust Corp REIT	806	8,689
Clipper Realty Inc REIT	919	7,444
Coastal Financial Corp *	82	1,191
Cohen & Steers Inc	1,827	124,327
Columbia Financial Inc *	1,009	14,081
Community Healthcare Trust Inc REIT	1,580	64,622
Cowen Inc ‘A’	773	12,530
Crawford & Co ‘A’	161	1,270
Curo Group Holdings Corp	1,358	11,095
Cushman & Wakefield PLC *	2,810	35,013
Customers Bancorp Inc *	153	1,839
Easterly Government Properties Inc REIT	5,639	130,374
EastGroup Properties Inc REIT	2,737	324,636
eHealth Inc *	1,907	187,344
Esquire Financial Holdings Inc *	134	2,265
eXp World Holdings Inc *	1,784	30,417
Federal Agricultural Mortgage Corp ‘C’	157	10,050
Federated Hermes Inc	2,105	49,888
FedNat Holding Co	82	908
First Financial Bankshares Inc	9,629	278,182
First Foundation Inc	746	12,190
Focus Financial Partners Inc ‘A’ *	2,353	77,767
Four Corners Property Trust Inc REIT	5,257	128,271
Franklin Financial Network Inc	77	1,983
FS Bancorp Inc	32	1,234
GAMCO Investors Inc ‘A’	266	3,540
Glacier Bancorp Inc	748	26,397
Gladstone Commercial Corp REIT	574	10,762
Gladstone Land Corp REIT	686	10,880
Global Indemnity Ltd (Cayman)	92	2,202
Goosehead Insurance Inc ‘A’ *	131	9,846
Greene County Bancorp Inc	33	736
Greenhill & Co Inc	1,000	9,990
Grid Dynamics Holdings Inc *	1,631	11,254

	Shares	Value
Griffin Industrial Realty Inc	129	$6,988
GWG Holdings Inc *	247	1,894
Hamilton Lane Inc ‘A’	1,655	111,497
Hanmi Financial Corp	142	1,379
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	306	8,709
HCI Group Inc	126	5,819
Heritage Insurance Holdings Inc	128	1,675
Hingham Institution for Savings	6	1,007
Houlihan Lokey Inc	3,305	183,890
I3 Verticals Inc ‘A’ *	1,114	33,698
Independent Bank Corp	176	11,808
Innovative Industrial Properties Inc REIT	518	45,594
International Money Express Inc *	1,028	12,809
Investors Bancorp Inc	4,762	40,477
Investors Title Co	12	1,456
James River Group Holdings Ltd	1,952	87,840
Kearny Financial Corp	1,295	10,593
Kinsale Capital Group Inc	1,562	242,438
Lakeland Financial Corp	112	5,218
Legacy Housing Corp *	133	1,891
LTC Properties Inc REIT	1,106	41,663
Marcus & Millichap Inc *	163	4,704
Maui Land & Pineapple Co Inc *	163	1,809
McGrath RentCorp	1,024	55,306
Meridian Corp *	100	1,585
Moelis & Co ‘A’	3,938	122,708
Monmouth Real Estate Investment Corp REIT	6,262	90,736
National Bank Holdings Corp ‘A’	547	14,769
National General Holdings Corp	2,437	52,664
National Health Investors Inc REIT	1,052	63,877
National Storage Affiliates Trust REIT	4,629	132,667
NexPoint Residential Trust Inc REIT	256	9,050
NMI Holdings Inc ‘A’ *	287	4,615
Northeast Bank	41	720
Palomar Holdings Inc *	1,223	104,884
Paysign Inc *	2,355	22,867
PennyMac Financial Services Inc	389	16,256
People’s Utah Bancorp	81	1,820
PJT Partners Inc ‘A’	1,760	90,358
Plymouth Industrial REIT Inc REIT	1,098	14,054
PS Business Parks Inc REIT	1,493	197,673
Pzena Investment Management Inc ‘A’	1,327	7,219
QTS Realty Trust Inc ‘A’ REIT	4,238	271,613
Redfin Corp *	7,171	300,537
Reliant Bancorp Inc	29	472
RLI Corp	2,587	212,393
Ryman Hospitality Properties Inc REIT	3,244	112,242
Safehold Inc REIT	709	40,760
Saul Centers Inc REIT	741	23,912
ServisFirst Bancshares Inc	2,702	96,623
Siebert Financial Corp *	763	3,861
Silvercrest Asset Management Group Inc ‘A’	436	5,542
STAG Industrial Inc REIT	899	26,359
Stock Yards Bancorp Inc	234	9,407
Stonex Group Inc *	91	5,005
Terreno Realty Corp REIT	2,115	111,334
The RMR Group Inc ‘A’	1,021	30,089
Trupanion Inc *	2,224	94,943
UMH Properties Inc REIT	2,187	28,278
Uniti Group Inc REIT	14,433	134,949
Unity Bancorp Inc	54	772
Universal Health Realty Income Trust REIT	837	66,533
Universal Insurance Holdings Inc	588	10,437
Virtus Investment Partners Inc	51	5,931
Walker & Dunlop Inc	184	9,349
Waterstone Financial Inc	114	1,691
West Bancorporation Inc	186	3,253
Westamerica Bancorporation	267	15,331

		5,431,595

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-72

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Industrial - 13.6%

AAON Inc	3,064	$166,345
Advanced Disposal Services Inc *	5,067	152,871
Advanced Drainage Systems Inc	3,698	182,681
Advanced Energy Industries Inc *	2,838	192,388
Aerojet Rocketdyne Holdings Inc *	5,478	217,148
AeroVironment Inc *	1,618	128,841
Air Transport Services Group Inc *	4,387	97,698
Akoustis Technologies Inc *	2,329	19,307
Alamo Group Inc	598	61,379
Alarm.com Holdings Inc *	3,384	219,317
Albany International Corp ‘A’	1,891	111,021
Allied Motion Technologies Inc	473	16,697
Apogee Enterprises Inc	284	6,543
Applied Industrial Technologies Inc	1,148	71,624
Ardmore Shipping Corp (Ireland)	359	1,558
Atkore International Group Inc *	3,537	96,737
Atlas Air Worldwide Holdings Inc *	125	5,379
Badger Meter Inc	2,179	137,103
Bloom Energy Corp ‘A’ *	5,974	64,997
Boise Cascade Co	514	19,332
Brady Corp ‘A’	2,710	126,882
Builders FirstSource Inc *	7,840	162,288
Cactus Inc ‘A’	1,668	34,411
Casella Waste Systems Inc ‘A’ *	2,993	155,995
Chase Corp	549	56,272
Comfort Systems USA Inc	776	31,622
Construction Partners Inc ‘A’ *	635	11,278
Cornerstone Building Brands Inc *	1,325	8,029
Covanta Holding Corp	3,492	33,488
CryoPort Inc *	2,514	76,048
CSW Industrials Inc	1,052	72,704
CyberOptics Corp *	537	17,297
Daseke Inc *	3,373	13,256
Digimarc Corp *	826	13,208
Dorian LPG Ltd *	314	2,430
Dycom Industries Inc *	1,661	67,918
EMCOR Group Inc	333	22,025
Energy Recovery Inc *	2,804	21,296
Enerpac Tool Group Corp	1,521	26,770
EnerSys	293	18,863
ESCO Technologies Inc	1,760	148,773
Evoqua Water Technologies Corp *	6,411	119,245
Exponent Inc	3,834	310,286
Fabrinet * (Thailand)	2,746	171,405
FARO Technologies Inc *	1,231	65,982
Federal Signal Corp	4,117	122,398
Fitbit Inc ‘A’ *	12,023	77,669
Fluidigm Corp *	463	1,857
Forterra Inc *	1,432	15,981
Forward Air Corp	1,272	63,371
Franklin Electric Co Inc	3,191	167,591
Gencor Industries Inc *	41	518
Gibraltar Industries Inc *	549	26,357
GoPro Inc ‘A’ *	8,607	40,969
Granite Construction Inc	389	7,445
Helios Technologies Inc	971	36,170
Ichor Holdings Ltd *	1,653	43,937
IES Holdings Inc *	211	4,889
II-VI Inc *	5,930	280,015
Intevac Inc *	404	2,206
Iteris Inc *	3,293	15,658
Itron Inc *	2,995	198,419
John Bean Technologies Corp	2,335	200,857
Kadant Inc	855	85,209
Kaman Corp	220	9,152
KBR Inc	1,311	29,563
Kratos Defense & Security Solutions Inc *	7,911	123,649
Lawson Products Inc *	180	5,807

	Shares	Value
Lindsay Corp	809	$74,598
Louisiana-Pacific Corp	8,421	215,999
Luxfer Holdings PLC (United Kingdom)	119	1,684
Marten Transport Ltd	1,435	36,105
Masonite International Corp *	1,821	141,637
MasTec Inc *	286	12,833
Materion Corp	458	28,162
Mesa Laboratories Inc	304	65,907
Mueller Water Products Inc ‘A’	733	6,912
Myers Industries Inc	1,004	14,608
MYR Group Inc *	777	24,794
Napco Security Technologies Inc *	875	20,466
National Presto Industries Inc	23	2,010
nLight Inc *	2,581	57,453
Novanta Inc *	2,558	273,118
NV5 Global Inc *	730	37,106
NVE Corp	323	19,971
O-I Glass Inc	9,017	80,973
Omega Flex Inc	211	22,324
Orion Energy Systems Inc *	2,026	7,010
OSI Systems Inc *	1,260	94,046
PAM Transportation Services Inc *	19	584
Patrick Industries Inc	1,578	96,652
PGT Innovations Inc *	1,628	25,527
Plexus Corp *	1,747	123,268
Primoris Services Corp	2,021	35,893
Proto Labs Inc *	1,997	224,603
Pure Cycle Corp *	1,470	13,509
Raven Industries Inc	219	4,711
RBC Bearings Inc *	1,838	246,365
Research Frontiers Inc *	2,003	8,132
Rexnord Corp	611	17,811
Saia Inc *	1,964	218,357
Sharps Compliance Corp *	1,086	7,635
Simpson Manufacturing Co Inc	3,253	274,423
SMART Global Holdings Inc *	1,008	27,397
SPX Corp *	2,407	99,048
Sterling Construction Co Inc *	299	3,131
Sturm Ruger & Co Inc	1,109	84,284
Tennant Co	1,362	88,544
Tetra Tech Inc	4,022	318,221
The Gorman-Rupp Co	198	6,154
TopBuild Corp *	2,473	281,353
Transcat Inc *	489	12,646
Trinseo SA	891	19,745
UFP Industries Inc	3,764	186,356
UFP Technologies Inc *	41	1,806
Universal Logistics Holdings Inc	449	7,804
Vicor Corp *	1,335	96,053
Watts Water Technologies Inc ‘A’	899	72,819
Welbilt Inc *	2,732	16,638
Werner Enterprises Inc	4,032	175,513
WillScot Corp *	2,270	27,898
Wrap Technologies Inc *	865	9,065

		9,386,085

Technology - 15.8%

1Life Healthcare Inc *	1,599	58,076
ACI Worldwide Inc *	8,547	230,683
Agilysys Inc *	1,389	24,919
Akerna Corp *	659	5,799
Allscripts Healthcare Solutions Inc *	611	4,136
Altair Engineering Inc ‘A’ *	3,141	124,855
Ambarella Inc *	750	34,350
American Software Inc ‘A’	2,249	35,444
Amkor Technology Inc *	1,247	15,351
Appfolio Inc ‘A’ *	1,196	194,601
Appian Corp *	2,460	126,075
Atomera Inc *	1,093	9,837
Avaya Holdings Corp *	6,955	85,964

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-73

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Avid Technology Inc *	2,336	$16,983
Axcelis Technologies Inc *	2,260	62,941
Bandwidth Inc ‘A’ *	1,435	182,245
Benefitfocus Inc *	2,213	23,812
Blackbaud Inc	3,691	210,682
Blackline Inc *	3,755	311,327
Bottomline Technologies DE Inc *	3,242	164,596
Box Inc ‘A’ *	11,030	228,983
Brightcove Inc *	2,995	23,601
Brooks Automation Inc	5,422	239,869
Cabot Microelectronics Corp	2,168	302,523
CEVA Inc *	1,631	61,032
Cloudera Inc *	7,471	95,031
Cohu Inc	200	3,468
CommVault Systems Inc *	3,120	120,744
Cornerstone OnDemand Inc *	4,529	174,638
CSG Systems International Inc	2,445	101,199
Cubic Corp	266	12,776
Daily Journal Corp *	68	18,360
Diebold Nixdorf Inc *	2,114	12,811
Digital Turbine Inc *	6,175	77,620
Diodes Inc *	560	28,392
Domo Inc ‘B’ *	1,910	61,445
DSP Group Inc *	1,502	23,852
Ebix Inc	1,093	24,439
eGain Corp *	609	6,766
Envestnet Inc *	3,970	291,954
Evolent Health Inc ‘A’ *	972	6,921
ExlService Holdings Inc *	2,508	159,007
ForeScout Technologies Inc *	3,592	76,150
FormFactor Inc *	5,718	167,709
Glu Mobile Inc *	9,715	90,058
Health Catalyst Inc *	2,412	70,358
iCAD Inc *	1,524	15,225
Immersion Corp *	1,035	6,448
Impinj Inc *	1,263	34,695
Inovalon Holdings Inc ‘A’ *	5,537	106,643
Insight Enterprises Inc *	713	35,080
Intellicheck Inc *	1,229	9,279
Intelligent Systems Corp *	540	18,403
j2 Global Inc *	3,479	219,908
Lattice Semiconductor Corp *	10,053	285,405
LivePerson Inc *	4,557	188,796
MACOM Technology Solutions Holdings Inc ‘H’ *	3,526	121,118
Majesco *	476	3,741
ManTech International Corp ‘A’	864	59,175
Mastech Digital Inc *	305	7,909
MAXIMUS Inc	4,559	321,182
MaxLinear Inc *	2,994	64,251
MicroStrategy Inc ‘A’ *	369	43,649
Mitek Systems Inc *	1,156	11,109
MobileIron Inc *	7,253	35,757
Model N Inc *	2,567	89,229
NantHealth Inc *	2,078	9,517
Omnicell Inc *	3,168	223,724
OneSpan Inc *	2,500	69,825
Onto Innovation Inc *	877	29,853
Ontrak Inc *	595	14,720
PAE Inc *	4,418	42,236
PAR Technology Corp *	1,205	36,066
Park City Group Inc *	334	1,413
Parsons Corp *	1,228	44,503
PDF Solutions Inc *	2,015	39,413
Perspecta Inc	8,611	200,034
Phreesia Inc *	2,149	60,774
Ping Identity Holding Corp *	1,199	38,476
Pitney Bowes Inc	4,407	11,458
Pixelworks Inc *	2,508	8,101
PlayAGS Inc *	490	1,656

	Shares	Value
Power Integrations Inc	2,201	$260,004
Progress Software Corp	3,361	130,239
PROS Holdings Inc *	2,935	130,402
QAD Inc ‘A’	873	36,037
Qualys Inc *	2,546	264,835
Quantum Corp *	448	1,729
Rapid7 Inc *	3,769	192,294
Red Violet Inc *	500	8,820
Rimini Street Inc *	1,525	7,854
Rosetta Stone Inc *	172	2,900
SailPoint Technologies Holding Inc *	6,592	174,490
Sapiens International Corp (Israel)	1,933	54,085
Schrodinger Inc *	1,036	94,866
SecureWorks Corp ‘A’ *	86	983
Semtech Corp *	4,820	251,700
Silicon Laboratories Inc *	3,234	324,273
Simulations Plus Inc	945	56,530
SiTime Corp *	379	17,968
Smith Micro Software Inc *	2,522	11,248
Sprout Social Inc ‘A’ *	603	16,281
SPS Commerce Inc *	2,631	197,641
Super Micro Computer Inc *	978	27,765
SVMK Inc *	8,919	209,953
Sykes Enterprises Inc *	168	4,647
Synaptics Inc *	2,409	144,829
Tabula Rasa HealthCare Inc *	1,533	83,901
Tenable Holdings Inc *	4,573	136,321
The ExOne Co *	652	5,575
TTEC Holdings Inc	1,359	63,275
Ultra Clean Holdings Inc *	2,971	67,234
Unisys Corp *	464	5,062
Upland Software Inc *	1,714	59,579
Varonis Systems Inc *	2,336	206,689
Verint Systems Inc *	2,148	97,047
Veritone Inc *	1,726	25,648
Verra Mobility Corp *	10,017	102,975
Virtusa Corp *	2,148	69,746
Vocera Communications Inc *	2,398	50,838
Workiva Inc *	2,876	153,837
Xperi Holding Corp	546	8,059
Yext Inc *	7,565	125,655
Zuora Inc ‘A’ *	7,319	93,317

		10,888,284

Utilities - 1.8%

Ameresco Inc ‘A’ *	1,831	50,865
American States Water Co	2,753	216,468
Artesian Resources Corp ‘A’	49	1,778
Atlantic Power Corp *	668	1,336
California Water Service Group	3,355	160,034
Chesapeake Utilities Corp	1,131	95,004
Clearway Energy Inc ‘A’	479	10,045
Clearway Energy Inc ‘C’	1,221	28,156
El Paso Electric Co	371	24,857
Genie Energy Ltd ‘B’	985	7,250
Global Water Resources Inc	926	9,760
MGE Energy Inc	699	45,092
Middlesex Water Co	1,274	85,587
Northwest Natural Holding Co	240	13,390
ONE Gas Inc	423	32,592
Ormat Technologies Inc	2,986	189,581
Otter Tail Corp	991	38,441
RGC Resources Inc	269	6,502
SJW Group	1,044	64,843
South Jersey Industries Inc	4,044	101,060
Southwest Gas Holdings Inc	334	23,063
Spark Energy Inc ‘A’	948	6,702
The York Water Co	975	46,761

		1,259,167

Total Common Stocks (Cost $59,016,610)		67,554,500

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-74

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value

EXCHANGE-TRADED FUND - 0.5%

iShares Russell 2000 Growth	1,698	$351,265

Total Exchange-Traded Fund (Cost $268,727)		351,265

	Principal Amount

SHORT-TERM INVESTMENT - 1.3%

Repurchase Agreement - 1.3%

Fixed Income Clearing Corp 0.000% due 07/01/20 (Dated 06/30/20, repurchase price of $879,267; collateralized by U.S. Treasury Notes:0.125% due 04/15/25 and value $896,933)	$879,267	879,267

Total Short-Term Investment (Cost $879,267)		879,267

TOTAL INVESTMENTS - 99.8% (Cost $60,164,672)		68,785,100

DERIVATIVES - 0.1%		39,460

OTHER ASSETS & LIABILITIES, NET - 0.1%		38,292

NET ASSETS - 100.0%		$68,862,852

Notes to Schedule of Investments

(a)	As of June 30, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	38.1%
Technology	15.8%
Industrial	13.6%
Consumer, Cyclical	11.7%
Financial	7.9%
Communications	5.8%
Others (each less than 3.0%)	6.9%

99.8%
Derivatives	0.1%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Open futures contracts outstanding as of June 30, 2020 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Micro Russell 2000 E-Mini Index	09/20	6	$42,171	$43,128	$957
Russell 2000 E-Mini Index	09/20	14	967,817	1,006,320	38,503

Total Futures Contracts					$39,460

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$68	$-	$68	$-
	Common Stocks	67,554,500	67,554,500	-	-
	Exchange-Traded Fund	351,265	351,265	-	-
	Short-Term Investment	879,267	-	879,267	-
	Derivatives:
	Equity Contracts
	Futures	39,460	39,460	-	-

	Total	$68,824,560	$67,945,225	$879,335	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-75

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%

Basic Materials - 4.4%

AdvanSix Inc *	1,982	$23,269
AgroFresh Solutions Inc *	1,951	5,912
Alcoa Corp *	13,915	156,405
Allegheny Technologies Inc *	9,436	96,153
American Vanguard Corp	1,620	22,291
Amyris Inc *	4,532	19,352
Arconic Corp *	7,362	102,553
Balchem Corp	183	17,359
Caledonia Mining Corp PLC (South Africa)	491	8,504
Carpenter Technology Corp	3,558	86,388
Century Aluminum Co *	3,979	28,370
Clearwater Paper Corp *	1,141	41,224
Cleveland-Cliffs Inc	29,504	162,862
Coeur Mining Inc *	17,796	90,404
Commercial Metals Co	8,832	180,173
Domtar Corp	4,206	88,789
Energy Fuels Inc *	7,850	11,853
Ferro Corp *	1,471	17,564
GCP Applied Technologies Inc *	728	13,526
Gold Resource Corp	4,544	18,676
Hawkins Inc	317	13,498
HB Fuller Co	1,388	61,905
Hecla Mining Co	38,353	125,414
Innospec Inc	371	28,660
Intrepid Potash Inc *	7,480	7,405
Kaiser Aluminum Corp	1,161	85,473
Koppers Holdings Inc *	619	11,662
Kraton Corp *	2,255	38,966
Kronos Worldwide Inc	1,733	18,040
Livent Corp *	10,974	67,600
Minerals Technologies Inc	2,521	118,310
Neenah Inc	1,263	62,468
Novagold Resources Inc * (Canada)	1,077	9,887
Oil-Dri Corp of America	357	12,388
Orion Engineered Carbons SA (Luxembourg)	2,038	21,582
PH Glatfelter Co	3,134	50,301
PolyOne Corp	6,843	179,492
PQ Group Holdings Inc *	2,300	30,452
Rayonier Advanced Materials Inc *	4,719	13,260
Rogers Corp *	1,144	142,542
Schnitzer Steel Industries Inc ‘A’	2,045	36,074
Schweitzer-Mauduit International Inc	2,334	77,979
Sensient Technologies Corp	1,901	99,156
Stepan Co	1,460	141,766
Tronox Holdings PLC ‘A’ *	4,185	30,216
United States Lime & Minerals Inc	127	10,724
United States Steel Corp	16,327	117,881
Uranium Energy Corp *	7,840	6,881
Verso Corp ‘A’	2,572	30,761

		2,842,370

Communications - 3.0%

ADTRAN Inc	3,689	40,321
Alaska Communications Systems Group Inc	3,373	9,411
AMC Networks Inc ‘A’ *	1,662	38,874
ATN International Inc	755	45,730
Boston Omaha Corp ‘A’ *	765	12,240
CalAmp Corp *	893	7,153
Cars.com Inc *	5,287	30,453
Central European Media Enterprises Ltd ‘A’ * (Czech Republic)	3,299	11,678
Cincinnati Bell Inc *	2,383	35,388
comScore Inc *	4,399	13,637
Consolidated Communications Holdings Inc *	5,117	34,642
DASAN Zhone Solutions Inc *	900	8,037

	Shares	Value
DHI Group Inc *	3,389	$7,117
Entercom Communications Corp ‘A’	9,320	12,862
Entravision Communications Corp ‘A’	4,766	6,815
ePlus Inc *	136	9,612
Fluent Inc *	3,380	6,016
Gannett Co Inc	9,289	12,819
Gogo Inc *	450	1,422
Gray Television Inc *	4,648	64,840
Groupon Inc *	1,792	32,471
Harmonic Inc *	6,645	31,564
HealthStream Inc *	1,788	39,568
Hemisphere Media Group Inc *	1,081	10,626
Houghton Mifflin Harcourt Co *	8,839	15,999
IDT Corp ‘B’ *	445	2,906
iHeartMedia Inc ‘A’ *	2,185	18,245
Infinera Corp *	5,994	35,485
InterDigital Inc	1,584	89,702
Iridium Communications Inc *	3,121	79,398
KVH Industries Inc *	1,144	10,216
Lands’ End Inc *	895	7,196
Liberty Latin America Ltd ‘A’ * (Chile)	3,338	32,445
Liberty Latin America Ltd ‘C’ * (Chile)	8,477	80,023
Liquidity Services Inc *	2,310	13,768
LiveXLive Media Inc *	1,870	6,769
Loral Space & Communications Inc	741	14,464
Maxar Technologies Inc	4,480	80,461
Meredith Corp	1,475	21,461
MSG Networks Inc ‘A’ *	2,854	28,397
National CineMedia Inc	4,828	14,339
NeoPhotonics Corp *	1,066	9,466
NETGEAR Inc *	2,180	56,440
ORBCOMM Inc *	4,720	18,172
Overstock.com Inc *	529	15,039
PCTel Inc *	1,250	8,350
Plantronics Inc	1,646	24,163
Powerfleet Inc *	1,913	8,838
Preformed Line Products Co	212	10,602
QuinStreet Inc *	2,581	26,997
Quotient Technology Inc *	2,846	20,833
Ribbon Communications Inc *	4,884	19,194
Saga Communications Inc ‘A’	360	9,216
Scholastic Corp	2,248	67,305
Sinclair Broadcast Group Inc ‘A’	3,986	73,582
Spok Holdings Inc	1,263	11,809
Stitch Fix Inc ‘A’ *	632	15,762
TEGNA Inc	16,241	180,925
The EW Scripps Co ‘A’	4,339	37,966
The Rubicon Project Inc *	3,285	21,911
Tribune Publishing Co	1,226	12,248
TrueCar Inc *	7,554	19,489
US Auto Parts Network Inc *	177	1,533
Value Line Inc	17	459
VirnetX Holding Corp	2,022	13,143
Vonage Holdings Corp *	7,576	76,215
WideOpenWest Inc *	2,005	10,566
Yelp Inc *	4,273	98,835

		1,943,628

Consumer, Cyclical - 14.0%

A-Mark Precious Metals Inc *	329	6,267
Abercrombie & Fitch Co ‘A’	4,809	51,168
Acushnet Holdings Corp	1,954	67,980
Adient PLC *	6,503	106,779
Allegiant Travel Co	868	94,794
AMC Entertainment Holdings Inc ‘A’	3,917	16,804
America’s Car-Mart Inc *	108	9,490
American Axle & Manufacturing Holdings Inc *	8,340	63,384
American Eagle Outfitters Inc	11,407	124,336
Asbury Automotive Group Inc *	875	67,664
Aspen Aerogels Inc *	1,345	8,850

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-76

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
At Home Group Inc *	3,475	$22,553
BBX Capital Corp	4,547	11,549
Beacon Roofing Supply Inc *	4,076	107,484
Beazer Homes USA Inc *	1,957	19,707
Bed Bath & Beyond Inc	9,579	101,537
Big Lots Inc	2,693	113,106
Biglari Holdings Inc ‘A’ *	7	2,345
Biglari Holdings Inc ‘B’ *	59	4,070
BJ’s Restaurants Inc	1,352	28,311
Blue Bird Corp *	709	10,628
Bluegreen Vacations Corp	398	2,157
BMC Stock Holdings Inc *	4,981	125,222
Boot Barn Holdings Inc *	189	4,075
Boyd Gaming Corp	6,064	126,738
Brinker International Inc	1,192	28,608
Caleres Inc	2,920	24,353
Callaway Golf Co	6,975	122,132
Cannae Holdings Inc *	6,248	256,793
Carrols Restaurant Group Inc *	2,545	12,318
Casper Sleep Inc *	629	5,642
Century Casinos Inc *	1,915	7,947
Century Communities Inc *	2,155	66,072
Chico’s FAS Inc	9,971	13,760
Chuy’s Holdings Inc *	1,169	17,395
Cinemark Holdings Inc	8,062	93,116
Citi Trends Inc	858	17,349
Clarus Corp	524	6,068
CompX International Inc	107	1,479
Conn’s Inc *	1,393	14,055
Cooper Tire & Rubber Co	3,772	104,145
Cooper-Standard Holdings Inc *	1,275	16,894
Core-Mark Holding Co Inc	247	6,164
Cracker Barrel Old Country Store Inc	1,037	115,014
Daktronics Inc	2,853	12,411
Dana Inc	10,788	131,506
Dave & Buster’s Entertainment Inc	2,373	31,632
Del Taco Restaurants Inc *	2,086	12,370
Denny’s Corp *	1,370	13,837
Designer Brands Inc ‘A’	4,794	32,455
Dillard’s Inc ‘A’	591	15,242
Dine Brands Global Inc	1,116	46,984
Douglas Dynamics Inc	153	5,373
Duluth Holdings Inc ‘B’ *	960	7,075
El Pollo Loco Holdings Inc *	1,166	17,210
Eldorado Resorts Inc *	338	13,540
Eros International PLC * (India)	5,294	16,729
Escalade Inc	781	10,903
Ethan Allen Interiors Inc	1,766	20,892
Everi Holdings Inc *	4,364	22,518
Express Inc *	4,963	7,643
Fiesta Restaurant Group Inc *	1,263	8,058
Forestar Group Inc *	1,159	17,478
Fossil Group Inc *	3,367	15,657
Foundation Building Materials Inc *	1,192	18,607
Funko Inc ‘A’ *	1,809	10,492
G-III Apparel Group Ltd *	3,434	45,638
Gaia Inc *	886	7,425
GameStop Corp ‘A’ *	4,335	18,814
GAN Ltd * (United Kingdom)	102	2,596
Genesco Inc *	1,073	23,241
GMS Inc *	3,096	76,131
Golden Entertainment Inc *	699	6,235
Green Brick Partners Inc *	1,578	18,699
Group 1 Automotive Inc	1,330	87,740
Guess? Inc	3,285	31,766
H&E Equipment Services Inc	2,429	44,888
Hamilton Beach Brands Holding Co ‘A’	423	5,034
Haverty Furniture Cos Inc	1,293	20,688
Hawaiian Holdings Inc	3,398	47,708
Herman Miller Inc	4,421	104,380

	Shares	Value
Hibbett Sports Inc *	1,253	$26,238
HNI Corp	3,246	99,230
Hooker Furniture Corp	832	16,182
Hudson Ltd ‘A’ *	3,069	14,946
IMAX Corp *	3,861	43,282
Interface Inc	3,497	28,466
International Game Technology PLC	7,549	67,186
Jack in the Box Inc	1,490	110,394
Johnson Outdoors Inc ‘A’	188	17,112
KAR Auction Services Inc	9,748	134,133
KB Home	5,572	170,949
Kimball International Inc ‘B’	2,856	33,015
Knoll Inc	3,939	48,016
Kontoor Brands Inc	3,882	69,138
Kura Sushi USA Inc ‘A’ *	230	3,284
La-Z-Boy Inc	3,401	92,031
Lakeland Industries Inc *	541	12,135
Liberty Media Corp-Liberty Braves ‘A’ *	369	7,410
Liberty Media Corp-Liberty Braves ‘C’ *	1,124	22,188
Liberty TripAdvisor Holdings Inc ‘A’ *	5,288	11,263
Lifetime Brands Inc	867	5,826
Lithia Motors Inc ‘A’	852	128,933
Lumber Liquidators Holdings Inc *	1,870	25,918
M/I Homes Inc *	2,071	71,325
Macy’s Inc	6,953	47,837
MarineMax Inc *	1,498	33,540
Marriott Vacations Worldwide Corp	2,599	213,664
MDC Holdings Inc	3,806	135,874
Meritage Homes Corp *	2,581	196,466
Meritor Inc *	1,132	22,414
Mesa Air Group Inc *	2,158	7,424
Methode Electronics Inc	2,150	67,209
Miller Industries Inc	841	25,037
Mobile Mini Inc	2,498	73,691
Modine Manufacturing Co *	3,644	20,115
Monarch Casino & Resort Inc *	260	8,861
Motorcar Parts of America Inc *	1,112	19,649
Movado Group Inc	1,263	13,691
National Vision Holdings Inc *	997	30,428
Nautilus Inc *	2,446	22,674
Navistar International Corp *	3,703	104,425
Noodles & Co *	1,131	6,843
Office Depot Inc	39,405	92,602
OneSpaWorld Holdings Ltd (Bahamas)	3,204	15,283
Oxford Industries Inc	1,238	54,484
Papa John’s International Inc	329	26,126
PC Connection Inc	725	33,611
Penn National Gaming Inc *	4,918	150,196
PriceSmart Inc	1,599	96,468
RCI Hospitality Holdings Inc	636	8,815
Red Robin Gourmet Burgers Inc *	916	9,343
Red Rock Resorts Inc ‘A’	1,227	13,387
Regis Corp *	1,700	13,906
Resideo Technologies Inc *	9,231	108,187
REV Group Inc	1,719	10,486
Rite Aid Corp *	4,076	69,537
Rocky Brands Inc	526	10,815
Rush Enterprises Inc ‘A’	1,914	79,354
Rush Enterprises Inc ‘B’	403	14,371
Sally Beauty Holdings Inc *	8,410	105,377
ScanSource Inc *	1,819	43,820
Scientific Games Corp ‘A’ *	1,187	18,351
SeaWorld Entertainment Inc *	2,046	30,301
Shoe Carnival Inc	704	20,606
Signet Jewelers Ltd (NYSE)	4,123	42,343
SkyWest Inc	3,699	120,661
Sleep Number Corp *	1,262	52,550
Sonic Automotive Inc ‘A’	1,835	58,555
Spirit Airlines Inc *	6,452	114,846
Standard Motor Products Inc	1,257	51,788

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-77

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Steelcase Inc ‘A’	6,571	$79,246
Steven Madden Ltd	3,539	87,378
Superior Group of Cos Inc	702	9,407
Systemax Inc	318	6,532
Target Hospitality Corp *	2,086	3,525
Taylor Morrison Home Corp *	8,387	161,785
Telenav Inc *	1,368	7,510
Tenneco Inc ‘A’ *	3,688	27,881
The Buckle Inc	2,191	34,355
The Cato Corp ‘A’	1,913	15,648
The Cheesecake Factory Inc	3,241	74,284
The Children’s Place Inc	331	12,386
The Container Store Group Inc *	1,512	4,899
The Goodyear Tire & Rubber Co	17,421	155,831
The Marcus Corp	1,885	25,014
The Michaels Cos Inc *	5,545	39,203
The St Joe Co *	1,120	21,750
Tilly’s Inc ‘A’	1,938	10,988
Titan Machinery Inc *	1,335	14,498
TRI Pointe Group Inc *	9,509	139,687
Triton International Ltd (Bermuda)	3,797	114,821
Tupperware Brands Corp	3,843	18,254
Unifi Inc *	1,001	12,893
UniFirst Corp	1,046	187,182
Universal Electronics Inc *	134	6,274
Urban Outfitters Inc *	5,205	79,220
Vera Bradley Inc *	1,680	7,459
Veritiv Corp *	939	15,925
Vista Outdoor Inc *	4,359	62,988
VOXX International Corp *	1,476	8,531
Wabash National Corp	3,978	42,246
WESCO International Inc *	3,708	130,188
Weyco Group Inc	475	10,255
Winmark Corp	154	26,371
Wolverine World Wide Inc	5,975	142,265
Workhorse Group Inc *	4,757	82,724
World Fuel Services Corp	4,647	119,707
Zumiez Inc *	1,627	44,547

		9,074,165

Consumer, Non-Cyclical - 12.7%

Aaron’s Inc	4,392	199,397
Abeona Therapeutics Inc *	2,975	8,672
ABM Industries Inc	4,964	180,193
Acacia Research Corp *	2,289	9,362
ACCO Brands Corp	7,110	50,481
AcelRx Pharmaceuticals Inc *	5,043	6,102
ADMA Biologics Inc *	381	1,116
Adtalem Global Education Inc *	3,853	120,021
Aduro Biotech Inc *	617	1,425
Adverum Biotechnologies Inc *	733	15,305
Aeglea BioTherapeutics Inc *	488	4,514
Agile Therapeutics Inc *	437	1,215
Akcea Therapeutics Inc *	640	8,768
Albireo Pharma Inc *	286	7,576
Alico Inc	361	11,249
Alphatec Holdings Inc *	489	2,298
Alta Equipment Group Inc *	1,244	9,666
AMAG Pharmaceuticals Inc *	2,210	16,907
American Public Education Inc *	1,007	29,807
American Renal Associates Holdings Inc *	585	3,814
AnaptysBio Inc *	1,640	36,638
AngioDynamics Inc *	2,617	26,615
ANI Pharmaceuticals Inc *	315	10,187
Anika Therapeutics Inc *	998	37,655
Applied Genetic Technologies Corp *	1,741	9,645
Aptinyx Inc *	1,771	7,385
Apyx Medical Corp *	2,189	12,149
Arena Pharmaceuticals Inc *	3,836	241,476
Arlo Technologies Inc *	5,836	15,057

	Shares	Value
ASGN Inc *	628	$41,875
Aspira Women’s Health Inc *	268	1,029
Assembly Biosciences Inc *	1,039	24,229
Atara Biotherapeutics Inc *	1,086	15,823
Atreca Inc ‘A’ *	107	2,277
Avanos Medical Inc *	3,536	103,923
AVEO Pharmaceuticals Inc *	342	1,761
Avid Bioservices Inc *	283	1,858
Axcella Health Inc *	229	1,266
Aytu BioScience Inc *	1,567	2,225
B&G Foods Inc	566	13,799
Barrett Business Services Inc	519	27,574
BellRing Brands Inc ‘A’ *	2,822	56,271
Beyondspring Inc *	50	754
BG Staffing Inc	769	8,705
BioCryst Pharmaceuticals Inc *	2,297	10,945
Bridgford Foods Corp *	77	1,275
BrightView Holdings Inc *	2,227	24,942
Brookdale Senior Living Inc *	13,089	38,613
Cabaletta Bio Inc *	912	10,160
Cadiz Inc *	544	5,527
CAI International Inc *	927	15,444
Cal-Maine Foods Inc *	1,502	66,809
Calyxt Inc *	219	1,080
Cardtronics PLC ‘A’ *	705	16,906
Carriage Services Inc	1,158	20,983
CASI Pharmaceuticals Inc *	733	1,833
Cassava Sciences Inc *	1,062	3,271
Catabasis Pharmaceuticals Inc *	390	2,508
Catalyst Biosciences Inc *	1,293	7,590
CBIZ Inc *	3,093	74,139
CEL-SCI Corp *	321	4,789
Cellular Biomedicine Group Inc *	296	4,431
Central Garden & Pet Co *	544	19,579
Central Garden & Pet Co ‘A’ *	1,981	66,938
Chimerix Inc *	3,464	10,738
Cidara Therapeutics Inc *	503	1,856
Cimpress PLC * (Ireland)	887	67,714
Collectors Universe Inc	129	4,422
Community Health Systems Inc *	6,070	18,271
Concert Pharmaceuticals Inc *	2,086	20,756
CorMedix Inc *	225	1,418
Cortexyme Inc *	76	3,519
Covetrus Inc *	7,282	130,275
CRA International Inc	130	5,135
Craft Brew Alliance Inc *	895	13,774
Cross Country Healthcare Inc *	2,185	13,460
CryoLife Inc *	427	8,186
Cyclerion Therapeutics Inc *	1,625	9,604
Cymabay Therapeutics Inc *	5,626	19,635
Cytokinetics Inc *	471	11,101
Darling Ingredients Inc *	11,923	293,544
Deluxe Corp	3,133	73,751
Dyadic International Inc *	262	2,269
Dynavax Technologies Corp *	969	8,595
Edgewell Personal Care Co *	4,033	125,668
Emerald Holding Inc	2,054	6,326
Enanta Pharmaceuticals Inc *	1,303	65,424
Endo International PLC *	9,936	34,080
Ennis Inc	1,851	33,577
Enochian Biosciences Inc *	1,035	4,357
Enzo Biochem Inc *	3,364	7,535
Epizyme Inc *	2,347	37,693
Evofem Biosciences Inc *	102	289
Evolus Inc *	978	5,183
Exicure Inc *	579	1,413
Farmer Brothers Co *	1,188	8,720
FibroGen Inc *	913	37,004
Five Prime Therapeutics Inc *	1,981	12,084
Five Star Senior Living Inc *	1,404	5,476

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-78

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
FONAR Corp *	436	$9,317
Franchise Group Inc	1,210	26,475
Fresh Del Monte Produce Inc	2,329	57,340
G1 Therapeutics Inc *	1,418	34,401
Geron Corp *	14,405	31,403
GlycoMimetics Inc *	2,508	9,430
Gossamer Bio Inc *	2,242	29,146
GP Strategies Corp *	1,091	9,361
Green Dot Corp ‘A’ *	3,432	168,443
Gritstone Oncology Inc *	1,784	11,846
Hanger Inc *	2,454	40,638
Harvard Bioscience Inc *	2,629	8,150
Heidrick & Struggles International Inc	1,507	32,581
Herc Holdings Inc *	1,770	54,392
Hertz Global Holdings Inc *	6,427	9,062
Heska Corp *	343	31,957
HF Foods Group Inc *	2,601	23,539
Hostess Brands Inc *	5,088	62,175
Huron Consulting Group Inc *	1,522	67,348
ICF International Inc	650	42,139
Ideaya Biosciences Inc *	730	10,373
Immunic Inc *	121	1,467
ImmunoGen Inc *	6,967	32,048
Information Services Group Inc *	2,146	4,442
Ingles Markets Inc ‘A’	1,076	46,343
Inogen Inc *	430	15,274
Insperity Inc	1,357	87,839
Integer Holdings Corp *	894	65,307
Intra-Cellular Therapies Inc *	2,547	65,381
Invacare Corp	2,388	15,212
IVERIC bio Inc *	3,219	16,417
J&J Snack Foods Corp	825	104,882
Jounce Therapeutics Inc *	1,240	8,556
K12 Inc *	2,941	80,113
KalVista Pharmaceuticals Inc *	784	9,486
Kelly Services Inc ‘A’	2,645	41,831
Keros Therapeutics Inc *	32	1,200
Kezar Life Sciences Inc *	1,897	9,826
Kindred Biosciences Inc *	475	2,133
Kiniksa Pharmaceuticals Ltd ‘A’ *	112	2,854
Korn Ferry	4,127	126,823
Landec Corp *	1,745	13,890
Lannett Co Inc *	2,222	16,132
Laureate Education Inc ‘A’ *	8,018	79,899
LeMaitre Vascular Inc	180	4,752
Limoneira Co	920	13,331
LivaNova PLC *	1,079	51,932
LiveRamp Holdings Inc *	970	41,196
MacroGenics Inc *	2,312	64,551
Magellan Health Inc *	970	70,791
Magenta Therapeutics Inc *	218	1,637
Mallinckrodt PLC *	5,928	15,887
Marker Therapeutics Inc *	610	1,263
MEDNAX Inc *	6,224	106,430
MEI Pharma Inc *	1,190	4,915
MeiraGTx Holdings PLC *	131	1,640
Menlo Therapeutics Inc *	6,811	11,783
Meridian Bioscience Inc *	381	8,873
MGP Ingredients Inc	229	8,405
Milestone Scientific Inc *	515	1,004
Mirum Pharmaceuticals Inc *	235	4,573
Misonix Inc *	592	8,033
Momenta Pharmaceuticals Inc *	523	17,400
MoneyGram International Inc *	5,289	16,978
Monro Inc	1,273	69,939
MyoKardia Inc *	466	45,025
Myriad Genetics Inc *	5,318	60,306
NanoString Technologies Inc *	346	10,155
NantKwest Inc *	302	3,709
Natera Inc *	292	14,559

	Shares	Value
Nathan’s Famous Inc	185	$10,404
National HealthCare Corp	888	56,335
Natural Grocers by Vitamin Cottage Inc	213	3,169
Nature’s Sunshine Products Inc *	542	4,883
Natus Medical Inc *	1,710	37,312
Nesco Holdings Inc *	978	3,932
New Age Beverages Corp *	3,687	5,641
NextCure Inc *	67	1,436
NGM Biopharmaceuticals Inc *	106	2,092
Novavax Inc *	3,137	261,469
Nymox Pharmaceutical Corp *	351	1,246
OPKO Health Inc *	29,517	100,653
Option Care Health Inc *	138	1,915
OraSure Technologies Inc *	1,681	19,550
Orgenesis Inc *	972	5,910
ORIC Pharmaceuticals Inc *	40	1,349
Orthofix Medical Inc *	1,398	44,736
Osmotica Pharmaceuticals PLC *	263	1,770
Owens & Minor Inc	4,701	35,822
Pacific Biosciences of California Inc *	1,327	4,578
Passage Bio Inc *	378	10,331
Patterson Cos Inc	6,305	138,710
PDL BioPharma Inc *	7,895	22,974
Performance Food Group Co *	9,704	282,775
PFSweb Inc *	274	1,830
Phibro Animal Health Corp ‘A’	109	2,863
Precigen Inc *	1,124	5,609
Precision BioSciences Inc *	213	1,774
Prestige Consumer Healthcare Inc *	2,360	88,642
Primo Water Corp	11,574	159,142
Principia Biopharma Inc *	174	10,403
Prothena Corp PLC * (Ireland)	2,170	22,698
Quad/Graphics Inc	2,642	8,587
Quanex Building Products Corp	2,427	33,687
Rent-A-Center Inc	438	12,185
Resources Connection Inc	2,207	26,418
Revance Therapeutics Inc *	929	22,686
Revlon Inc ‘A’ *	480	4,752
Rockwell Medical Inc *	825	1,609
RTI Surgical Holdings Inc *	4,248	13,509
Rubius Therapeutics Inc *	2,154	12,881
Sanderson Farms Inc	321	37,201
Savara Inc *	3,419	8,513
SeaSpine Holdings Corp *	1,861	19,485
Selecta Biosciences Inc *	2,498	7,094
Seneca Foods Corp ‘A’ *	448	15,147
ServiceSource International Inc *	6,041	9,545
Sientra Inc *	769	2,976
Soleno Therapeutics Inc *	683	1,516
Solid Biosciences Inc *	1,650	4,835
SP Plus Corp *	1,666	34,503
SpartanNash Co	2,663	56,589
Spectrum Pharmaceuticals Inc *	9,118	30,819
Spero Therapeutics Inc *	96	1,299
Strongbridge Biopharma PLC *	243	919
Supernus Pharmaceuticals Inc *	2,837	67,379
Sutro Biopharma Inc *	176	1,366
TCR2 Therapeutics Inc *	1,117	17,157
Team Inc *	2,270	12,644
Tejon Ranch Co *	1,416	20,390
Tenet Healthcare Corp *	6,950	125,864
Textainer Group Holdings Ltd * (China)	3,751	30,683
TG Therapeutics Inc *	992	19,324
The Andersons Inc	2,277	31,332
The Chefs’ Warehouse Inc *	2,012	27,323
The Hackett Group Inc	213	2,884
The Simply Good Foods Co *	6,318	117,388
TherapeuticsMD Inc *	2,543	3,179
Theravance Biopharma Inc *	418	8,774
Tivity Health Inc *	1,645	18,638

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-79

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Tootsie Roll Industries Inc	164	$5,620
Triple-S Management Corp ‘B’ *	1,641	31,212
TrueBlue Inc *	2,535	38,709
Turning Point Therapeutics Inc *	127	8,203
United Natural Foods Inc *	3,937	71,693
Universal Corp	1,824	77,538
UroGen Pharma Ltd *	548	14,314
Utah Medical Products Inc	40	3,545
Vanda Pharmaceuticals Inc *	4,043	46,252
Varex Imaging Corp *	2,818	42,693
Vaxart Inc *	465	4,115
VBI Vaccines Inc *	2,318	7,186
Vector Group Ltd	8,790	88,427
Vectrus Inc *	499	24,516
Venus Concept Inc *	570	1,989
Verastem Inc *	6,673	11,478
Vericel Corp *	372	5,141
Viad Corp	1,642	31,231
ViewRay Inc *	5,107	11,440
Viking Therapeutics Inc *	4,374	31,537
Village Super Market Inc ‘A’	608	16,854
Vivint Smart Home Inc *	4,112	71,261
WD-40 Co	58	11,501
Weis Markets Inc	728	36,487
Willdan Group Inc *	190	4,752
WW International Inc *	2,658	67,460
X4 Pharmaceuticals Inc *	1,144	10,662
XBiotech Inc *	1,005	13,779
Xencor Inc *	209	6,770
Xeris Pharmaceuticals Inc *	304	809
XOMA Corp *	71	1,403
Zentalis Pharmaceuticals Inc *	48	2,305
ZIOPHARM Oncology Inc *	5,101	16,731

		8,205,262

Diversified - 0.0%

Professional Holding Corp ‘A’ *	287	3,984

Energy - 4.0%

Adams Resources & Energy Inc	160	4,283
Advanced Emissions Solutions Inc	1,287	6,242
Antero Resources Corp *	18,413	46,769
Arch Resources Inc	1,104	31,365
Archrock Inc	9,921	64,387
Berry Corp	5,601	27,053
Bonanza Creek Energy Inc *	1,339	19,844
Brigham Minerals Inc ‘A’	2,350	29,023
California Resources Corp *	3,829	4,671
ChampionX Corp *	13,804	134,727
Clean Energy Fuels Corp *	9,272	20,584
CNX Resources Corp *	13,603	117,666
Comstock Resources Inc *	1,274	5,580
CONSOL Energy Inc *	1,842	9,339
Contango Oil & Gas Co *	5,215	11,942
CVR Energy Inc	2,256	45,368
Delek US Holdings Inc	4,704	81,897
DMC Global Inc	655	18,078
Dril-Quip Inc *	2,588	77,097
Earthstone Energy Inc ‘A’ *	1,714	4,868
Evolution Petroleum Corp	2,174	6,087
Exterran Corp *	1,926	10,381
Falcon Minerals Corp	3,288	10,522
Frank’s International NV *	12,456	27,777
FuelCell Energy Inc *	5,141	11,619
FutureFuel Corp	1,777	21,235
Goodrich Petroleum Corp *	298	2,146
Green Plains Inc *	2,732	27,907
Gulfport Energy Corp *	11,306	12,324
Helix Energy Solutions Group Inc *	11,221	38,937

	Shares	Value
Kosmos Energy Ltd (Ghana)	30,522	$50,667
Liberty Oilfield Services Inc ‘A’	4,755	26,057
Magnolia Oil & Gas Corp ‘A’ *	787	4,769
Matador Resources Co *	8,203	69,726
Matrix Service Co *	1,887	18,342
Montage Resources Corp *	1,486	5,870
MRC Global Inc *	6,321	37,357
Nabors Industries Ltd	526	19,473
NACCO Industries Inc ‘A’	257	5,988
National Energy Services Reunited Corp *	1,530	10,526
Newpark Resources Inc *	6,326	14,107
NextDecade Corp *	1,455	3,143
NexTier Oilfield Solutions Inc *	11,687	28,633
NOW Inc *	8,349	72,052
Oceaneering International Inc *	7,595	48,532
Oil States International Inc *	4,985	23,679
Ovintiv Inc	19,399	185,260
Par Pacific Holdings Inc *	2,875	25,846
Patterson-UTI Energy Inc	5,866	20,355
PBF Energy Inc ‘A’	7,246	74,199
PDC Energy Inc *	7,374	91,733
Peabody Energy Corp	4,823	13,890
Penn Virginia Corp *	1,016	9,682
PrimeEnergy Resources Corp *	35	2,488
ProPetro Holding Corp *	6,376	32,773
Range Resources Corp	15,724	88,526
Renewable Energy Group Inc *	2,824	69,979
REX American Resources Corp *	395	27,401
RPC Inc	5,231	16,111
Select Energy Services Inc ‘A’ *	4,351	21,320
SM Energy Co	8,881	33,304
Solaris Oilfield Infrastructure Inc ‘A’	2,363	17,533
Southwestern Energy Co *	39,886	102,108
SunCoke Energy Inc	5,870	17,375
Sunnova Energy International Inc *	2,147	36,649
SunPower Corp *	1,701	13,030
Talos Energy Inc *	782	7,194
Tellurian Inc *	10,741	12,352
TerraForm Power Inc ‘A’	5,923	109,220
Thermon Group Holdings Inc *	2,503	36,469
Transocean Ltd *	43,633	79,848
Trecora Resources *	1,641	10,289
US Silica Holdings Inc	5,473	19,758
W&T Offshore Inc *	6,762	15,417
Warrior Met Coal Inc	3,837	59,051
Whiting Petroleum Corp *	7,187	8,121

		2,625,920

Financial - 38.0%

1st Constitution Bancorp	623	7,725
1st Source Corp	1,241	44,155
Acadia Realty Trust REIT	6,420	83,332
ACNB Corp	618	16,179
Agree Realty Corp REIT	3,882	255,086
Alerus Financial Corp	1,183	23,376
Alexander & Baldwin Inc REIT	5,574	67,947
Alexander’s Inc REIT	9	2,168
Allegiance Bancshares Inc	1,300	33,007
Alpine Income Property Trust Inc REIT	496	8,065
Altisource Portfolio Solutions SA *	325	4,790
Amalgamated Bank ‘A’	1,016	12,842
Ambac Financial Group Inc *	3,222	46,139
Amerant Bancorp Inc *	1,839	27,659
American Assets Trust Inc REIT	3,772	105,012
American Equity Investment Life Holding Co	6,597	163,012
American Finance Trust Inc REIT	8,392	66,591
American National Bankshares Inc	871	21,810
American Realty Investors Inc *	161	1,447
Ameris Bancorp	4,891	115,379
AMERISAFE Inc	1,358	83,055

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-80

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Ames National Corp	615	$12,140
Anworth Mortgage Asset Corp REIT	8,888	15,110
Apollo Commercial Real Estate Finance Inc REIT	11,456	112,383
Arbor Realty Trust Inc REIT	7,706	71,203
Ares Commercial Real Estate Corp REIT	2,527	23,046
Argo Group International Holdings Ltd	2,486	86,587
Arlington Asset Investment Corp ‘A’ REIT	3,070	9,118
Armada Hoffler Properties Inc REIT	4,433	44,108
ARMOUR Residential REIT Inc	4,662	43,776
Arrow Financial Corp	886	26,341
Artisan Partners Asset Management Inc ‘A’	2,424	78,780
Assetmark Financial Holdings Inc *	655	17,875
Associated Capital Group Inc ‘A’	120	4,403
Atlantic Capital Bancshares Inc *	1,518	18,459
Atlantic Union Bankshares Corp	5,887	136,343
Auburn National BanCorp Inc	164	9,363
Axos Financial Inc *	3,792	83,727
B. Riley Financial Inc	1,476	32,118
Banc of California Inc	3,221	34,883
BancFirst Corp	1,418	57,528
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	2,283	26,254
BancorpSouth Bank	7,447	169,345
Bank First Corp	21	1,346
Bank of Commerce Holdings	1,119	8,482
Bank of Marin Bancorp	1,073	35,763
Bank7 Corp	208	2,258
BankFinancial Corp	1,025	8,610
BankUnited Inc	6,935	140,434
Bankwell Financial Group Inc	515	8,188
Banner Corp	1,953	74,214
Bar Harbor Bankshares	1,100	24,629
Baycom Corp *	600	7,746
BCB Bancorp Inc	997	9,252
Berkshire Hills Bancorp Inc	3,551	39,132
BGC Partners Inc ‘A’	8,874	24,315
Blackstone Mortgage Trust Inc ‘A’ REIT	10,094	243,164
Blucora Inc *	3,703	42,288
Bluerock Residential Growth REIT Inc	1,122	9,066
Bogota Financial Corp *	484	4,230
Boston Private Financial Holdings Inc	6,174	42,477
Bridge Bancorp Inc	1,270	29,007
Bridgewater Bancshares Inc *	1,519	15,570
Broadmark Realty Capital Inc REIT	9,552	90,457
Brookfield Infrastructure Corp ‘A’ (Canada)	1,235	56,242
Brookline Bancorp Inc	5,616	56,609
BRT Apartments Corp REIT	868	9,392
Bryn Mawr Bank Corp	1,568	43,371
Business First Bancshares Inc	911	13,984
Byline Bancorp Inc	1,805	23,645
C&F Financial Corp	321	10,673
Cadence BanCorp	9,203	81,539
Calamos Asset Management Inc Escrow Receipt * Ω ±	3,629	-
California Bancorp Inc *	669	9,968
Cambridge Bancorp	400	23,696
Camden National Corp	1,096	37,856
Capital Bancorp Inc *	533	5,703
Capital City Bank Group Inc	977	20,468
Capitol Federal Financial Inc	9,751	107,359
Capstar Financial Holdings Inc	1,179	14,148
Capstead Mortgage Corp REIT	7,200	39,528
CareTrust REIT Inc	6,073	104,213
Carter Bank & Trust	1,665	13,437
CatchMark Timber Trust Inc ‘A’ REIT	3,136	27,754
Cathay General Bancorp	5,723	150,515
CB Financial Services Inc	340	7,419
CBTX Inc	1,338	28,098
Central Pacific Financial Corp	1,337	21,432

	Shares	Value
Central Valley Community Bancorp	824	$12,681
Century Bancorp Inc ‘A’	168	13,057
Chatham Lodging Trust REIT	3,528	21,591
Chemung Financial Corp	273	7,453
Cherry Hill Mortgage Investment Corp REIT	1,062	9,579
Chimera Investment Corp REIT	14,303	137,452
ChoiceOne Financial Services Inc	469	13,864
CIT Group Inc	7,420	153,817
Citizens & Northern Corp	1,115	23,025
Citizens Holding Co	315	7,875
Citizens Inc *	3,466	20,761
City Holding Co	1,162	75,728
City Office REIT Inc	3,363	33,832
Civista Bancshares Inc	1,358	20,913
Clipper Realty Inc REIT	231	1,871
CNB Financial Corp	1,100	19,723
CNO Financial Group Inc	10,770	167,689
Coastal Financial Corp *	582	8,451
Codorus Valley Bancorp Inc	717	9,916
Colony Bankcorp Inc	556	6,544
Colony Capital Inc REIT	36,589	87,814
Colony Credit Real Estate Inc REIT	6,409	44,991
Columbia Banking System Inc	5,237	148,443
Columbia Financial Inc *	2,525	35,236
Columbia Property Trust Inc REIT	8,684	114,108
Community Bank System Inc	3,661	208,750
Community Bankers Trust Corp	1,525	8,387
Community Trust Bancorp Inc	1,243	40,721
ConnectOne Bancorp Inc	2,916	47,006
CoreCivic Inc REIT	8,950	83,772
CorEnergy Infrastructure Trust Inc REIT	1,053	9,635
CorePoint Lodging Inc REIT	3,258	13,716
County Bancorp Inc	327	6,844
Cowen Inc ‘A’	1,381	22,386
Crawford & Co ‘A’	1,326	10,462
CrossFirst Bankshares Inc *	3,661	35,805
CTO Realty Growth Inc	303	11,968
Cushman & Wakefield PLC *	5,507	68,617
Customers Bancorp Inc *	1,958	23,535
CVB Financial Corp	9,531	178,611
Delmar Bancorp	550	3,613
Diamond Hill Investment Group Inc	207	23,530
DiamondRock Hospitality Co REIT	14,573	80,589
Dime Community Bancshares Inc	1,999	27,446
Diversified Healthcare Trust REIT	17,204	76,128
Donegal Group Inc ‘A’	746	10,608
Dynex Capital Inc REIT	1,521	21,750
Eagle Bancorp Inc	1,775	58,131
Eagle Bancorp Montana Inc	380	6,604
EastGroup Properties Inc REIT	132	15,657
Ellington Financial Inc	3,177	37,425
Ellington Residential Mortgage REIT	633	6,520
Employers Holdings Inc	1,642	49,506
Encore Capital Group Inc *	2,308	78,887
Enova International Inc *	2,101	31,242
Enstar Group Ltd * (Bermuda)	902	137,799
Enterprise Bancorp Inc	629	14,983
Enterprise Financial Services Corp	1,882	58,568
Equity Bancshares Inc ‘A’ *	1,035	18,050
Esquire Financial Holdings Inc *	317	5,357
ESSA Bancorp Inc	834	11,609
Essent Group Ltd	7,043	255,450
Essential Properties Realty Trust Inc REIT	6,807	101,016
Evans Bancorp Inc	339	7,885
EZCORP Inc ‘A’ *	3,474	21,886
Farmers & Merchants Bancorp Inc	840	17,842
Farmers National Banc Corp	2,177	25,819
Farmland Partners Inc REIT	1,731	11,857
FB Financial Corp	1,406	34,827
FBL Financial Group Inc ‘A’	794	28,497

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-81

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Federal Agricultural Mortgage Corp ‘C’	544	$34,821
Federated Hermes Inc	5,178	122,719
FedNat Holding Co	795	8,801
Fidelity D&D Bancorp Inc	287	13,802
Financial Institutions Inc	1,291	24,026
First BanCorp	15,702	87,774
First Bancorp Inc	739	16,036
First Bancorp NC	2,250	56,430
First Bank	1,000	6,520
First Busey Corp	3,768	70,273
First Business Financial Services Inc	746	12,272
First Capital Inc	229	15,909
First Choice Bancorp	827	13,546
First Commonwealth Financial Corp	7,352	60,875
First Community Bankshares Inc	1,423	31,946
First Community Corp	634	9,605
First Financial Bancorp	7,151	99,327
First Financial Corp	1,078	39,714
First Foundation Inc	2,331	38,089
First Guaranty Bancshares Inc	261	3,192
First Internet Bancorp	694	11,534
First Interstate BancSystem Inc ‘A’	3,235	100,156
First Merchants Corp	4,097	112,954
First Mid Bancshares Inc	1,198	31,424
First Midwest Bancorp Inc	8,369	111,726
First Northwest Bancorp	572	7,104
First Savings Financial Group Inc	127	5,503
First United Corp	470	6,270
First Western Financial Inc *	405	5,771
Flagstar Bancorp Inc	2,662	78,343
Flushing Financial Corp	2,138	24,630
FNCB Bancorp Inc	1,296	7,452
Franklin Financial Network Inc	917	23,613
Franklin Financial Services Corp	296	7,666
Franklin Street Properties Corp REIT	8,022	40,832
Front Yard Residential Corp REIT	3,592	31,250
FRP Holdings Inc *	458	18,586
FS Bancorp Inc	206	7,945
Fulton Financial Corp	12,141	127,845
FVCBankcorp Inc *	777	8,361
GAIN Capital Holdings Inc	1,345	8,097
GAMCO Investors Inc ‘A’	76	1,012
Genworth Financial Inc ‘A’ *	37,222	85,983
German American Bancorp Inc	1,819	56,571
Getty Realty Corp REIT	2,512	74,556
Glacier Bancorp Inc	6,336	223,597
Gladstone Commercial Corp REIT	2,087	39,131
Gladstone Land Corp REIT	679	10,769
Global Indemnity Ltd (Cayman)	531	12,712
Global Medical REIT Inc	2,890	32,744
Global Net Lease Inc REIT	6,837	114,383
Goosehead Insurance Inc ‘A’ *	827	62,157
Granite Point Mortgage Trust Inc REIT	3,920	28,146
Great Ajax Corp REIT	1,506	13,855
Great Southern Bancorp Inc	831	33,539
Great Western Bancorp Inc	3,613	49,715
Greene County Bancorp Inc	186	4,148
Greenlight Capital Re Ltd ‘A’ *	2,046	13,340
Griffin Industrial Realty Inc	43	2,329
Guaranty Bancshares Inc	449	11,616
Hancock Whitney Corp	6,519	138,203
Hanmi Financial Corp	1,401	13,604
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	4,934	140,422
Harborone Bancorp Inc *	3,870	33,050
Hawthorn Bancshares Inc	417	8,219
HBT Financial Inc	965	12,863
HCI Group Inc	318	14,685
Healthcare Realty Trust Inc REIT	9,894	289,795
Heartland Financial USA Inc	2,660	88,950

	Shares	Value
Heritage Commerce Corp	4,445	$33,360
Heritage Financial Corp	2,603	52,060
Heritage Insurance Holdings Inc	1,837	24,046
Hersha Hospitality Trust REIT	2,569	14,797
Hilltop Holdings Inc	5,402	99,667
Hingham Institution for Savings	86	14,429
Home Bancorp Inc	577	15,435
Home BancShares Inc	11,493	176,762
HomeStreet Inc	1,433	35,266
HomeTrust Bancshares Inc	1,315	21,040
Hope Bancorp Inc	6,848	63,139
Horace Mann Educators Corp	2,999	110,153
Horizon Bancorp Inc	3,464	37,030
Howard Bancorp Inc *	845	8,974
IBERIABANK Corp	3,914	178,244
Independence Holding Co	309	9,452
Independence Realty Trust Inc REIT	7,066	81,188
Independent Bank Corp	2,187	146,726
Independent Bank Corp MI	1,676	24,889
Independent Bank Group Inc	2,792	113,132
Industrial Logistics Properties Trust REIT	4,671	95,989
Innovative Industrial Properties Inc REIT	727	63,991
International Bancshares Corp	4,037	129,265
Invesco Mortgage Capital Inc REIT	10,964	41,005
Investar Holding Corp	788	11,426
Investors Bancorp Inc	12,595	107,057
Investors Real Estate Trust REIT	901	63,511
Investors Title Co	79	9,584
iStar Inc REIT	5,559	68,487
James River Group Holdings Ltd	281	12,645
Jernigan Capital Inc REIT	1,710	23,393
Kearny Financial Corp	3,926	32,115
Kennedy-Wilson Holdings Inc	9,201	140,039
Kite Realty Group Trust REIT	6,285	72,529
KKR Real Estate Finance Trust Inc REIT	1,982	32,862
Ladder Capital Corp REIT	7,573	61,341
Lakeland Bancorp Inc	3,763	43,011
Lakeland Financial Corp	1,732	80,694
Landmark Bancorp Inc	235	5,807
LCNB Corp	883	14,093
Legacy Housing Corp *	361	5,133
LendingClub Corp *	5,485	24,957
Level One Bancorp Inc	320	5,357
Lexington Realty Trust REIT	18,870	199,078
Limestone Bancorp Inc *	348	4,576
Live Oak Bancshares Inc	2,002	29,049
LTC Properties Inc REIT	1,833	69,049
Luther Burbank Corp	1,115	11,150
Macatawa Bank Corp	2,170	16,969
Mack-Cali Realty Corp REIT	6,786	103,758
Mackinac Financial Corp	689	7,145
MainStreet Bancshares Inc *	452	5,966
Marcus & Millichap Inc *	1,585	45,743
Marlin Business Services Corp	712	6,024
Maui Land & Pineapple Co Inc *	157	1,743
MBIA Inc *	5,287	38,331
McGrath RentCorp	795	42,938
Mercantile Bank Corp	1,308	29,561
Merchants Bancorp	598	11,057
Meridian Bancorp Inc	3,705	42,978
Meridian Corp *	263	4,169
Meta Financial Group Inc	2,378	43,208
Metrocity Bankshares Inc	1,259	18,041
Metropolitan Bank Holding Corp *	523	16,778
MFA Financial Inc REIT	33,806	84,177
Mid Penn Bancorp Inc	483	8,902
Middlefield Banc Corp	425	8,819
Midland States Bancorp Inc	1,701	25,430
MidWestOne Financial Group Inc	1,116	22,320
MMA Capital Holdings Inc *	280	6,474

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-82

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Monmouth Real Estate Investment Corp REIT	751	$10,882
Mr Cooper Group Inc *	5,689	70,771
MVB Financial Corp	897	11,930
National Bank Holdings Corp ‘A’	1,654	44,658
National Bankshares Inc	460	13,156
National General Holdings Corp	2,716	58,693
National Health Investors Inc REIT	2,171	131,823
National Western Life Group Inc ‘A’	197	40,028
Navient Corp	14,548	102,272
NBT Bancorp Inc	3,033	93,295
Nelnet Inc ‘A’	1,291	61,632
New Senior Investment Group Inc REIT	6,291	22,773
New York Mortgage Trust Inc REIT	28,286	73,826
Newmark Group Inc ‘A’	11,070	53,800
NexPoint Residential Trust Inc REIT	1,368	48,359
NI Holdings Inc *	582	8,596
Nicolet Bankshares Inc *	676	37,045
NMI Holdings Inc ‘A’ *	4,712	75,769
Northeast Bank	334	5,862
Northfield Bancorp Inc	3,087	35,562
Northrim BanCorp Inc	523	13,148
Northwest Bancshares Inc	8,674	88,692
Norwood Financial Corp	408	10,114
Oak Valley Bancorp	472	5,985
OceanFirst Financial Corp	4,475	78,894
Oconee Federal Financial Corp	76	1,959
Office Properties Income Trust REIT	3,436	89,233
OFG Bancorp	3,700	49,469
Ohio Valley Banc Corp	324	7,306
Old National Bancorp	11,320	155,763
Old Second Bancorp Inc	2,349	18,275
One Liberty Properties Inc REIT	1,262	22,236
OP Bancorp	865	5,968
Oportun Financial Corp *	1,376	18,493
Oppenheimer Holdings Inc ‘A’	677	14,752
Orchid Island Capital Inc REIT	4,806	22,636
Origin Bancorp Inc	1,770	38,940
Orrstown Financial Services Inc	1,022	15,074
Pacific Premier Bancorp Inc	6,370	138,102
Park National Corp	1,101	77,488
Parke Bancorp Inc	860	11,653
PCB Bancorp	931	9,589
PCSB Financial Corp	854	10,829
PDL Community Bancorp *	517	5,263
Peapack Gladstone Financial Corp	1,467	27,477
Pebblebrook Hotel Trust REIT	9,832	134,305
Penns Woods Bancorp Inc	499	11,332
PennyMac Financial Services Inc	2,879	120,313
PennyMac Mortgage Investment Trust REIT	7,311	128,162
People’s Utah Bancorp	1,254	28,177
Peoples Bancorp Inc	1,415	30,111
Peoples Bancorp of North Carolina Inc	347	6,131
Peoples Financial Services Corp	488	18,637
Physicians Realty Trust REIT	15,003	262,853
Piedmont Office Realty Trust Inc ‘A’ REIT	9,422	156,499
Pioneer Bancorp Inc *	827	7,567
Piper Sandler Cos	1,339	79,215
Plumas Bancorp	343	7,587
PotlatchDeltic Corp REIT	4,855	184,636
PRA Group Inc *	3,332	128,815
Preferred Apartment Communities Inc ‘A’ REIT	3,370	25,612
Preferred Bank	1,027	44,007
Premier Financial Bancorp Inc	1,180	15,128
Premier Financial Corp	2,850	50,359
ProAssurance Corp	3,872	56,028
ProSight Global Inc *	730	6,497
Protective Insurance Corp ‘B’	640	9,645
Provident Bancorp Inc	414	3,254

	Shares	Value
Provident Financial Holdings Inc	453	$6,075
Provident Financial Services Inc	4,473	64,635
Prudential Bancorp Inc	569	6,851
QCR Holdings Inc	1,038	32,365
QTS Realty Trust Inc ‘A’ REIT	213	13,651
Radian Group Inc	14,249	221,002
Rafael Holdings Inc ‘B’ *	648	9,312
RBB Bancorp	1,428	19,492
RE/MAX Holdings Inc ‘A’	1,371	43,091
Ready Capital Corp REIT	2,593	22,533
Realogy Holdings Corp *	8,626	63,919
Red River Bancshares Inc	339	14,879
Redwood Trust Inc REIT	8,655	60,585
Regional Management Corp *	600	10,626
Reliant Bancorp Inc	1,223	19,923
Renasant Corp	4,147	103,260
Republic Bancorp Inc ‘A’	708	23,159
Republic First Bancorp Inc *	3,249	7,928
Retail Opportunity Investments Corp REIT	8,642	97,914
Retail Properties of America Inc ‘A’ REIT	16,110	117,925
Retail Value Inc REIT	1,287	15,907
Richmond Mutual Bancorporation Inc	1,049	11,791
Riverview Bancorp Inc	1,709	9,656
RLI Corp	389	31,937
RLJ Lodging Trust REIT	12,267	115,800
RPT Realty REIT	6,270	43,639
Ryman Hospitality Properties Inc REIT	516	17,854
S&T Bancorp Inc	2,808	65,848
Sabra Health Care REIT Inc	15,290	220,635
Safeguard Scientifics Inc	1,630	11,410
Safehold Inc REIT	549	31,562
Safety Insurance Group Inc	1,083	82,590
Salisbury Bancorp Inc	244	10,002
Sandy Spring Bancorp Inc	3,532	87,523
Saul Centers Inc REIT	145	4,679
SB Financial Group Inc	485	8,061
SB One Bancorp	541	10,658
Sculptor Capital Management Inc	1,581	20,442
Seacoast Banking Corp of Florida *	3,807	77,663
Security National Financial Corp ‘A’ *	561	3,784
Select Bancorp Inc *	1,117	9,092
Selective Insurance Group Inc	4,386	231,318
Seritage Growth Properties REIT *	2,498	28,477
Service Properties Trust REIT	4,100	29,069
ServisFirst Bancshares Inc	868	31,040
Shore Bancshares Inc	1,028	11,401
Sierra Bancorp	1,178	22,241
Silvercrest Asset Management Group Inc ‘A’	557	7,079
Silvergate Capital Corp ‘A’ *	1,094	15,316
Simmons First National Corp ‘A’	7,640	130,720
SITE Centers Corp REIT	11,608	94,025
SmartFinancial Inc	950	15,371
South Plains Financial Inc	760	10,822
South State Corp	5,200	247,832
Southern First Bancshares Inc *	480	13,301
Southern Missouri Bancorp Inc	544	13,219
Southern National Bancorp of Virginia Inc	1,804	17,481
Southside Bancshares Inc	2,332	64,643
Spirit of Texas Bancshares Inc *	1,217	14,981
STAG Industrial Inc REIT	10,172	298,243
Standard AVB Financial Corp	244	5,661
State Auto Financial Corp	1,395	24,901
Sterling Bancorp Inc	1,383	4,951
Stewart Information Services Corp	1,716	55,787
Stifel Financial Corp	4,981	236,249
Stock Yards Bancorp Inc	1,365	54,873
Stonex Group Inc *	1,127	61,985
Stratus Properties Inc *	426	8,439
Summit Financial Group Inc	989	16,299
Summit Hotel Properties Inc REIT	7,745	45,928

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-83

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Sunstone Hotel Investors Inc REIT	16,155	$131,663
Tanger Factory Outlet Centers Inc REIT	7,053	50,288
Terreno Realty Corp REIT	2,795	147,129
Territorial Bancorp Inc	520	12,371
Texas Capital Bancshares Inc *	3,788	116,936
The Bancorp Inc *	3,739	36,642
The Bank of NT Butterfield & Son Ltd (Bermuda)	3,963	96,658
The Bank of Princeton	372	7,470
The Community Financial Corp	362	8,833
The First Bancshares Inc	1,482	33,345
The First of Long Island Corp	1,864	30,458
The GEO Group Inc REIT	8,798	104,080
The Macerich Co REIT	10,643	95,468
The RMR Group Inc ‘A’	177	5,216
Third Point Reinsurance Ltd * (Bermuda)	6,158	46,247
Timberland Bancorp Inc	536	9,761
Tiptree Inc	1,792	11,558
Tompkins Financial Corp	1,019	66,001
Towne Bank	5,108	96,235
TPG RE Finance Trust Inc REIT	4,625	39,775
Transcontinental Realty Investors Inc REIT *	101	3,032
TriCo Bancshares	2,052	62,483
TriState Capital Holdings Inc *	2,154	33,839
Triumph Bancorp Inc *	1,540	37,376
TrustCo Bank Corp NY	7,171	45,392
Trustmark Corp	4,749	116,445
Two Harbors Investment Corp REIT	20,440	103,018
UMB Financial Corp	3,280	169,084
UMH Properties Inc REIT	449	5,806
United Bankshares Inc	9,248	255,800
United Community Banks Inc	4,790	96,375
United Fire Group Inc	1,632	45,223
United Insurance Holdings Corp	1,740	13,607
United Security Bancshares	1,102	7,372
Unity Bancorp Inc	526	7,522
Universal Health Realty Income Trust REIT	115	9,141
Universal Insurance Holdings Inc	1,532	27,193
Univest Financial Corp	2,171	35,040
Urban Edge Properties REIT	8,714	103,435
Urstadt Biddle Properties Inc ‘A’ REIT	2,230	26,492
Valley National Bancorp	29,801	233,044
Vericity Inc	115	1,222
Veritex Holdings Inc	3,437	60,835
Virtus Investment Partners Inc	506	58,843
Waddell & Reed Financial Inc ‘A’	4,956	76,868
Walker & Dunlop Inc	1,934	98,267
Washington Federal Inc	5,676	152,344
Washington Real Estate Investment Trust REIT	6,097	135,353
Washington Trust Bancorp Inc	1,303	42,673
Waterstone Financial Inc	1,551	23,001
Watford Holdings Ltd * (Bermuda)	1,280	21,363
WesBanco Inc	4,968	100,900
West Bancorporation Inc	1,183	20,691
Westamerica Bancorporation	1,670	95,891
Western Asset Mortgage Capital Corp REIT	3,894	10,670
Western New England Bancorp Inc	1,646	9,530
Westwood Holdings Group Inc	614	9,670
Whitestone REIT	3,046	22,144
WisdomTree Investments Inc	11,453	39,742
World Acceptance Corp *	394	25,815
WSFS Financial Corp	3,819	109,605
Xenia Hotels & Resorts Inc REIT	8,697	81,143

		24,669,072

Industrial - 13.4%

AAR Corp	2,577	53,267
Advanced Disposal Services Inc *	346	10,439
Aegion Corp *	2,335	37,056

	Shares	Value
Alamo Group Inc	129	$13,241
Albany International Corp ‘A’	410	24,071
Allied Motion Technologies Inc	49	1,730
Altra Industrial Motion Corp	4,799	152,896
American Superconductor Corp *	1,608	13,073
American Woodmark Corp *	1,277	96,605
API Group Corp * ~	10,374	126,044
Apogee Enterprises Inc	1,652	38,062
Applied Industrial Technologies Inc	1,769	110,368
Applied Optoelectronics Inc *	1,449	15,751
ArcBest Corp	1,829	48,487
Arcosa Inc	3,601	151,962
Ardmore Shipping Corp (Ireland)	1,753	7,608
Argan Inc	1,114	52,781
Astec Industries Inc	1,678	77,708
Astronics Corp *	1,714	18,100
Atlas Air Worldwide Holdings Inc *	1,776	76,421
AZZ Inc	1,976	67,816
Barnes Group Inc	3,545	140,240
Bel Fuse Inc ‘B’	957	10,269
Belden Inc	3,319	108,033
Benchmark Electronics Inc	2,754	59,486
Bloom Energy Corp ‘A’ *	373	4,058
Boise Cascade Co	2,422	91,091
Brady Corp ‘A’	920	43,074
Bristow Group Inc *	505	7,035
Builders FirstSource Inc *	817	16,912
Cactus Inc ‘A’	1,994	41,136
Caesarstone Ltd	1,837	21,768
Casella Waste Systems Inc ‘A’ *	426	22,203
CECO Environmental Corp *	2,384	15,711
Chart Industries Inc *	2,683	130,099
CIRCOR International Inc *	1,483	37,787
Columbus McKinnon Corp	1,739	58,170
Comfort Systems USA Inc	1,920	78,240
Comtech Telecommunications Corp	1,753	29,608
Concrete Pumping Holdings Inc *	1,925	6,699
Construction Partners Inc ‘A’ *	737	13,089
Cornerstone Building Brands Inc *	1,873	11,350
Costamare Inc (Monaco)	3,721	20,689
Covanta Holding Corp	5,493	52,678
Covenant Transportation Group Inc ‘A’ *	986	14,228
DHT Holdings Inc	8,294	42,548
Diamond S Shipping Inc *	1,853	14,805
Digimarc Corp *	104	1,663
Dorian LPG Ltd *	2,026	15,681
Ducommun Inc *	781	27,234
DXP Enterprises Inc *	1,223	24,350
Dycom Industries Inc *	631	25,802
Eagle Bulk Shipping Inc *	3,568	7,814
Eastman Kodak Co *	1,352	3,015
Echo Global Logistics Inc *	2,010	43,456
EMCOR Group Inc	3,715	245,710
Encore Wire Corp	1,489	72,693
Enerpac Tool Group Corp	2,634	46,358
EnerSys	2,864	184,384
EnPro Industries Inc	1,592	78,470
ESCO Technologies Inc	136	11,496
FARO Technologies Inc *	78	4,181
Federal Signal Corp	327	9,722
Fitbit Inc ‘A’ *	5,588	36,099
Fluidigm Corp *	4,608	18,478
Fluor Corp	2,434	29,403
Forward Air Corp	834	41,550
Franklin Electric Co Inc	241	12,657
Frontline Ltd (Norway)	8,721	60,873
GATX Corp	2,565	156,414
Genco Shipping & Trading Ltd	1,260	7,913
Gencor Industries Inc *	485	6,130
General Finance Corp *	678	4,549

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-84

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Gibraltar Industries Inc *	1,883	$90,403
Golar LNG Ltd (Bermuda)	6,836	49,493
GoPro Inc ‘A’ *	1,156	5,503
Graham Corp	775	9,874
Granite Construction Inc	3,187	60,999
Great Lakes Dredge & Dock Corp *	4,541	42,050
Greif Inc ‘A’	1,940	66,755
Greif Inc ‘B’	414	17,318
Griffon Corp	2,789	51,652
Harsco Corp *	5,875	79,371
Haynes International Inc	864	20,183
Heartland Express Inc	3,355	69,851
Helios Technologies Inc	1,237	46,078
Heritage-Crystal Clean Inc *	1,098	19,171
Hillenbrand Inc	5,584	151,145
Hub Group Inc ‘A’ *	2,429	116,252
Hurco Cos Inc	445	12,447
Hyster-Yale Materials Handling Inc	799	30,889
IES Holdings Inc *	327	7,577
II-VI Inc *	764	36,076
Insteel Industries Inc	1,317	25,115
International Seaways Inc	1,713	27,990
Intevac Inc *	1,255	6,852
IntriCon Corp *	613	8,288
JELD-WEN Holding Inc *	5,101	82,177
Kaman Corp	1,844	76,710
KBR Inc	9,294	209,580
Kennametal Inc	6,235	179,007
Kimball Electronics Inc *	1,873	25,360
Knowles Corp *	6,615	100,945
Lawson Products Inc *	116	3,742
LB Foster Co ‘A’ *	846	10,803
LSI Industries Inc	1,841	11,911
Luxfer Holdings PLC (United Kingdom)	1,946	27,536
Lydall Inc *	1,239	16,801
Marten Transport Ltd	1,400	35,224
MasTec Inc *	3,946	177,057
Materion Corp	1,054	64,810
Matson Inc	3,187	92,742
Matthews International Corp ‘A’	2,160	41,256
Mayville Engineering Co Inc *	507	4,005
Mistras Group Inc *	1,314	5,190
Moog Inc ‘A’	2,255	119,470
Mueller Industries Inc	4,190	111,370
Mueller Water Products Inc ‘A’	11,120	104,862
Myers Industries Inc	1,847	26,874
MYR Group Inc *	433	13,817
National Presto Industries Inc	349	30,499
NL Industries Inc	826	2,817
NN Inc	3,183	15,087
Nordic American Tankers Ltd	10,135	41,148
Northwest Pipe Co *	651	16,321
NV5 Global Inc *	58	2,948
NVE Corp	61	3,772
O-I Glass Inc	2,602	23,366
Olympic Steel Inc	619	7,273
Overseas Shipholding Group Inc ‘A’ *	4,313	8,022
PAM Transportation Services Inc *	108	3,321
Pangaea Logistics Solutions Ltd	810	2,033
Park Aerospace Corp	1,450	16,153
Park-Ohio Holdings Corp	665	11,032
Patrick Industries Inc	97	5,941
PGT Innovations Inc *	2,779	43,575
Plexus Corp *	422	29,776
Powell Industries Inc	660	18,077
Primoris Services Corp	1,714	30,441
Radiant Logistics Inc *	2,862	11,248
Ranpak Holdings Corp *	1,967	14,634
Raven Industries Inc	2,514	54,076
Rexnord Corp	7,253	211,425

	Shares	Value
Ryerson Holding Corp *	1,211	$6,818
Safe Bulkers Inc * (Greece)	3,648	4,451
Sanmina Corp *	4,955	124,073
Scorpio Bulkers Inc	433	6,625
Scorpio Tankers Inc (Monaco)	3,790	48,550
SEACOR Holdings Inc *	1,461	41,376
SFL Corp Ltd (Norway)	6,871	63,832
SMART Global Holdings Inc *	48	1,305
Smith & Wesson Brands Inc *	4,044	87,027
SPX Corp *	805	33,126
SPX FLOW Inc *	3,174	118,835
Standex International Corp	934	53,752
Sterling Construction Co Inc *	1,724	18,050
Stoneridge Inc *	1,797	37,126
Sturm Ruger & Co Inc	146	11,096
Summit Materials Inc ‘A’ *	8,733	140,427
Terex Corp	5,130	96,290
The Eastern Co	404	7,220
The Gorman-Rupp Co	1,173	36,457
The Greenbrier Cos Inc	2,502	56,921
The Manitowoc Co Inc *	2,497	27,167
Tidewater Inc *	3,037	16,977
TimkenSteel Corp *	3,337	12,981
Tredegar Corp	2,031	31,277
TriMas Corp *	3,099	74,221
Trinseo SA	2,035	45,096
Triumph Group Inc	2,167	19,525
TTM Technologies Inc *	7,336	87,005
Turtle Beach Corp *	993	14,617
Tutor Perini Corp *	3,189	38,842
UFP Industries Inc	692	34,261
UFP Technologies Inc *	400	17,624
Ultralife Corp *	538	3,771
Universal Logistics Holdings Inc	201	3,493
US Concrete Inc *	1,269	31,471
US Ecology Inc	2,356	79,821
US Xpress Enterprises Inc ‘A’ *	1,666	9,996
Vishay Intertechnology Inc	9,994	152,608
Vishay Precision Group Inc *	1,041	25,588
VSE Corp	636	19,964
Watts Water Technologies Inc ‘A’	1,143	92,583
Welbilt Inc *	6,794	41,375
Werner Enterprises Inc	479	20,851
Willis Lease Finance Corp *	226	5,487
WillScot Corp *	1,835	22,552
Worthington Industries Inc	2,784	103,844

		8,682,507

Technology - 3.7%

3D Systems Corp *	8,673	60,624
Allscripts Healthcare Solutions Inc *	11,358	76,894
Alpha & Omega Semiconductor Ltd *	1,432	15,580
Ambarella Inc *	1,704	78,043
Amkor Technology Inc *	6,266	77,134
Asure Software Inc *	723	4,649
Axcelis Technologies Inc *	184	5,124
AXT Inc *	2,758	13,128
Cerence Inc *	2,724	111,248
Cloudera Inc *	7,784	99,012
Cohu Inc	2,917	50,581
Computer Programs & Systems Inc	893	20,351
Conduent Inc *	13,211	31,574
CTS Corp	2,264	45,371
Cubic Corp	2,102	100,959
Daily Journal Corp *	15	4,050
Diebold Nixdorf Inc *	3,518	21,319
Digi International Inc *	2,247	26,178
Diodes Inc *	2,592	131,414
Donnelley Financial Solutions Inc *	2,232	18,749
DSP Group Inc *	13	206

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-85

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Ebix Inc	899	$20,102
eGain Corp *	899	9,988
Evolent Health Inc ‘A’ *	4,826	34,361
GSI Technology Inc *	1,037	7,446
GTY Technology Holding Inc *	3,059	12,741
Immersion Corp *	277	1,726
Insight Enterprises Inc *	1,864	91,709
ManTech International Corp ‘A’	1,146	78,490
MaxLinear Inc *	2,064	44,293
MicroStrategy Inc ‘A’ *	201	23,776
MTS Systems Corp	1,576	27,722
NetScout Systems Inc *	5,215	133,295
NextGen Healthcare Inc *	3,959	43,470
Onto Innovation Inc *	2,640	89,866
Park City Group Inc *	672	2,843
Parsons Corp *	408	14,786
PDF Solutions Inc *	140	2,738
Perspecta Inc	1,792	41,628
Photronics Inc *	3,838	42,717
Pitney Bowes Inc	7,619	19,809
Pixelworks Inc *	371	1,198
PlayAGS Inc *	1,532	5,178
Quantum Corp *	1,767	6,821
Rambus Inc *	8,329	126,601
Rosetta Stone Inc *	1,466	24,717
SeaChange International Inc *	1,693	2,556
SecureWorks Corp ‘A’ *	627	7,167
StarTek Inc *	1,143	5,806
Super Micro Computer Inc *	2,269	64,417
SWK Holdings Corp *	215	2,576
Sykes Enterprises Inc *	2,721	75,263
Synaptics Inc *	132	7,936
Synchronoss Technologies Inc *	3,043	10,742
The ExOne Co *	218	1,864
Unisys Corp *	3,994	43,575
Veeco Instruments Inc *	3,491	47,094
Verint Systems Inc *	2,603	117,603
Xperi Holding Corp	7,151	105,549

		2,392,357

Utilities - 5.0%

ALLETE Inc	3,900	212,979
Artesian Resources Corp ‘A’	493	17,891
Atlantic Power Corp *	5,090	10,180
Avista Corp	4,974	181,004
Black Hills Corp	4,669	264,545
California Water Service Group	254	12,116
Chesapeake Utilities Corp	33	2,772
Clearway Energy Inc ‘A’	2,032	42,611
Clearway Energy Inc ‘C’	4,729	109,051
Consolidated Water Co Ltd (Cayman)	953	13,752
El Paso Electric Co	2,623	175,741
MGE Energy Inc	1,880	121,279
New Jersey Resources Corp	7,107	232,043
Northwest Natural Holding Co	1,987	110,855
NorthWestern Corp	3,788	206,522
ONE Gas Inc	3,420	263,511
Otter Tail Corp	1,966	76,261
PICO Holdings Inc *	1,071	9,028
PNM Resources Inc	5,897	226,681
Portland General Electric Co	6,679	279,249
RGC Resources Inc	221	5,342
SJW Group	903	56,085
South Jersey Industries Inc	2,828	70,672
Southwest Gas Holdings Inc	3,740	258,247
Spire Inc	3,689	242,404
Unitil Corp	1,058	47,419

		3,248,240

Total Common Stocks (Cost $71,419,056)		63,687,505

	Shares	Value
EXCHANGE-TRADED FUND - 1.2%

iShares Russell 2000 Value	7,799	$760,091

Total Exchange-Traded Fund (Cost $697,512)		760,091

	Principal Amount

SHORT-TERM INVESTMENT - 2.0%

Repurchase Agreement - 2.0%

Fixed Income Clearing Corp 0.000% due 07/01/20 (Dated 06/30/20, repurchase price of $1,285,157; collateralized by U.S. Treasury Notes: 0.125% due 04/15/25 and value $1,310,903)	$1,285,157	1,285,157

Total Short-Term Investment (Cost $1,285,157)		1,285,157

TOTAL INVESTMENTS - 101.4% (Cost $73,401,725)		65,732,753

DERIVATIVES - 0.0%		4,676

OTHER ASSETS & LIABILITIES, NET - (1.4%)		(906,809)

NET ASSETS - 100.0%		$64,830,620

Notes to Schedule of Investments

(a)	As of June 30, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	38.0%
Consumer, Cyclical	14.0%
Industrial	13.4%
Consumer, Non-Cyclical	12.7%
Utilities	5.0%
Basic Materials	4.4%
Energy	4.0%
Technology	3.7%
Communications	3.0%
Others (each less than 3.0%)	3.2%

	101.4%
Derivatives	0.0%
Other Assets & Liabilities, Net	(1.4%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-86

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

(b)	Open futures contracts outstanding as of June 30, 2020 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Micro Russell 2000 E-Mini Index	09/20	1	$7,161	$7,188	$27
Russell 2000 E-Mini Index	09/20	6	426,631	431,280	4,649

Total Futures Contracts					$4,676

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$63,687,505	$63,687,505	$-	$-
	Exchange-Traded Fund	760,091	760,091	-	-
	Short-Term Investment	1,285,157	-	1,285,157	-
	Derivatives:
	Equity Contracts
	Futures	4,676	4,676	-	-

	Total	$65,737,429	$64,452,272	$1,285,157	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-87

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Hong Kong - 0.0%

Legend Holdings Corp ‘H’ Exp 05/19/23 * Ω ±	638	$-

South Korea - 0.0%

Korean Air Lines Co Ltd Exp 07/10/20 *	4,257	6,105

Thailand - 0.0%

Minor International PCL Exp 07/23/20 *	34,826	1,577

Total Rights (Cost $32,822)		7,682

PREFERRED STOCKS - 1.3%

Brazil - 1.1%

Alpargatas SA	6,800	36,613
Banco Bradesco SA	75,436	287,145
Braskem SA ‘A’	3,100	13,237
Centrais Eletricas Brasileiras SA ‘B’	6,322	37,480
Cia de Transmissao de Energia Eletrica Paulista	12,400	47,679
Cia Energetica de Minas Gerais	37,811	76,622
Cia Paranaense de Energia ‘B’	4,256	47,599
Gerdau SA	51,501	151,621
Itau Unibanco Holding SA	98,304	460,057
Lojas Americanas SA	21,112	124,931
Petroleo Brasileiro SA	229,105	907,893
Telefonica Brasil SA	12,400	109,519

		2,300,396

Chile - 0.1%

Embotelladora Andina SA ‘B’	30,313	74,177
Sociedad Quimica y Minera de Chile SA ‘B’	4,075	106,018

		180,195

Colombia - 0.1%

Grupo Argos SA	6,850	13,944
Grupo Aval Acciones y Valores SA	133,651	29,519
Grupo de Inversiones Suramericana SA	4,367	18,697

		62,160

South Korea - 0.0%

AMOREPACIFIC Group	34	969
CJ Corp	237	11,781

		12,750

Total Preferred Stocks (Cost $3,180,765)		2,555,501

COMMON STOCKS - 98.2%

Brazil - 4.1%

Ambev SA	154,260	401,103
Ambev SA ADR	9,671	25,531
Atacadao SA	6,605	23,988
B2W Cia Digital *	6,268	123,387
B3 SA - Brasil Bolsa Balcao	33,433	338,689
Banco Bradesco SA	27,096	94,471
Banco BTG Pactual SA	9,634	135,525

	Shares	Value
Banco do Brasil SA	40,235	$237,869
Banco Santander Brasil SA	11,980	61,727
BB Seguridade Participacoes SA	31,409	157,504
Braskem SA ADR	3,433	29,695
BRF SA *	19,432	75,969
CCR SA	95,117	253,617
Centrais Eletricas Brasileiras SA	5,500	31,353
Cia Brasileira de Distribuicao	14,598	190,538
Cia de Saneamento Basico do Estado de Sao Paulo	10,802	114,613
Cia Energetica de Minas Gerais	7,039	15,390
Cielo SA	33,174	28,183
Cogna Educacao	85,238	103,607
Cosan SA	11,069	144,354
CPFL Energia SA	3,100	17,478
Energisa SA	11,181	100,746
Engie Brasil Energia SA	8,750	67,724
Equatorial Energia SA	55,505	236,999
Hapvida Participacoes e Investimentos SA ~	2,930	33,497
Hypera SA	17,467	106,959
IRB Brasil Resseguros SA	25,659	51,902
Itau Unibanco Holding SA	10,969	48,410
Klabin SA	67,852	253,661
Localiza Rent a Car SA	18,865	141,919
Lojas Americanas SA	10,376	52,032
Lojas Renner SA	37,452	287,875
Magazine Luiza SA	24,902	328,098
Natura & Co Holding SA *	1,190	8,694
Natura & Co Holding SA	22,642	166,127
Notre Dame Intermedica Participacoes SA	16,990	212,480
Petrobras Distribuidora SA	29,159	115,551
Petroleo Brasileiro SA	170,170	699,067
Porto Seguro SA	10,623	98,492
Raia Drogasil SA	11,070	225,182
Rumo SA *	43,042	178,006
Sul America SA	9,795	81,179
Suzano SA *	26,343	178,216
TIM Participacoes SA	30,831	80,506
Ultrapar Participacoes SA	26,776	90,499
Vale SA	171,785	1,766,466
WEG SA	19,948	185,647

		8,400,525

Chile - 0.6%

AES Gener SA	129,514	18,606
Aguas Andinas SA ‘A’	198,838	67,344
Banco de Chile	559,354	49,371
Banco de Chile ADR	3,272	57,751
Banco de Credito e Inversiones SA	2,143	72,793
Banco Santander Chile	450,617	18,433
Banco Santander Chile ADR	4,550	74,620
Cencosud SA	75,771	106,083
Cia Cervecerias Unidas SA	3,038	21,877
Cia Cervecerias Unidas SA ADR	2,871	41,113
Colbun SA	337,804	53,874
Empresa Nacional de Telecomunicaciones SA	13,075	84,365
Empresas CMPC SA	27,432	54,503
Empresas COPEC SA	9,980	66,946
Enel Americas SA	942,058	142,215
Enel Americas SA ADR	25,167	189,004
Enel Chile SA ADR	25,110	94,665
Falabella SA	17,853	56,511
Itau CorpBanca	8,062,895	21,782
Plaza SA	8,397	14,158
Sociedad Quimica y Minera de Chile SA ADR	732	19,083

		1,325,097

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-88

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
China - 31.2%

51Job Inc ADR *	1,125	$80,764
58.com Inc ADR *	2,465	132,962
AAC Technologies Holdings Inc	58,500	361,284
Agile Group Holdings Ltd	126,000	149,354
Agricultural Bank of China Ltd ‘H’	777,000	314,486
Air China Ltd ‘H’	148,000	88,978
Airtac International Group	5,484	96,876
Alibaba Group Holding Ltd ADR *	37,904	8,175,893
Alibaba Health Information Technology Ltd *	58,000	170,559
Aluminum Corp of China Ltd ‘H’ *	160,000	30,178
Angang Steel Co Ltd ‘H’	101,400	24,938
Anhui Conch Cement Co Ltd ‘H’	63,000	426,897
ANTA Sports Products Ltd	27,000	240,221
BAIC Motor Corp Ltd ‘H’ ~	120,000	52,515
Baidu Inc ADR *	9,488	1,137,516
Bank of China Ltd ‘H’	2,242,400	830,659
Bank of Communications Co Ltd ‘H’	256,925	159,080
BBMG Corp ‘H’	103,000	20,200
BeiGene Ltd *	3,400	50,020
BeiGene Ltd ADR *	891	167,864
Beijing Capital International Airport Co Ltd ‘H’	36,000	22,530
Beijing Enterprises Holdings Ltd	31,000	104,100
Beijing Enterprises Water Group Ltd *	192,000	75,344
Brilliance China Automotive Holdings Ltd	94,000	85,078
BYD Co Ltd ‘H’	39,000	304,056
BYD Electronic International Co Ltd	27,000	62,375
CGN Power Co Ltd ‘H’ ~	171,000	35,454
China Cinda Asset Management Co Ltd ‘H’	524,000	103,363
China CITIC Bank Corp Ltd ‘H’	446,000	195,441
China Coal Energy Co Ltd ‘H’	86,000	19,638
China Common Rich Renewable Energy Investments Ltd * Ω ±	122,000	14,757
China Communications Construction Co Ltd ‘H’	196,000	111,168
China Communications Services Corp Ltd ‘H’	114,000	71,442
China Conch Venture Holdings Ltd	67,000	284,374
China Construction Bank Corp ‘H’	2,976,340	2,420,903
China Eastern Airlines Corp Ltd ‘H’	158,000	56,887
China Everbright Bank Co Ltd ‘H’	141,000	53,241
China Everbright International Ltd	86,333	45,806
China Evergrande Group	127,000	330,472
China Galaxy Securities Co Ltd ‘H’	159,000	86,558
China Gas Holdings Ltd	163,600	506,811
China Hongqiao Group Ltd	61,500	27,385
China Huarong Asset Management Co Ltd ‘H’ ~	551,000	55,801
China International Capital Corp Ltd ‘H’ * ~	75,200	148,787
China Jinmao Holdings Group Ltd	258,000	183,609
China Life Insurance Co Ltd ‘H’	139,000	280,469
China Longyuan Power Group Corp Ltd ‘H’	83,000	46,796
China Mengniu Dairy Co Ltd *	169,000	648,044
China Merchants Bank Co Ltd ‘H’	144,800	671,024
China Merchants Port Holdings Co Ltd	28,957	34,347
China Merchants Securities Co Ltd ‘H’ ~	13,600	15,301
China Minsheng Banking Corp Ltd ‘H’	350,000	240,926
China Mobile Ltd	98,000	661,701
China Mobile Ltd ADR	28,837	970,077
China Molybdenum Co Ltd ‘H’	198,000	65,372
China National Building Material Co Ltd ‘H’	362,000	388,282
China Oilfield Services Ltd ‘H’	150,000	136,695
China Overseas Land & Investment Ltd	307,000	937,405
China Pacific Insurance Group Co Ltd ‘H’	206,000	553,663
China Petroleum & Chemical Corp ‘H’	946,400	395,840
China Railway Construction Corp Ltd ‘H’	127,000	100,596
China Railway Group Ltd ‘H’	217,000	112,013

	Shares	Value
China Railway Signal & Communication Corp Ltd ‘H’ ~	52,000	$22,456
China Reinsurance Group Corp ‘H’	384,000	39,341
China Resources Beer Holdings Co Ltd	71,333	398,181
China Resources Cement Holdings Ltd	228,000	281,198
China Resources Gas Group Ltd	68,000	332,711
China Resources Land Ltd	258,444	987,823
China Resources Pharmaceutical Group Ltd ~	58,000	33,597
China Resources Power Holdings Co Ltd	64,000	75,494
China Shenhua Energy Co Ltd ‘H’	204,500	317,379
China Southern Airlines Co Ltd ‘H’ *	200,000	89,436
China State Construction International Holdings Ltd	38,250	22,472
China Taiping Insurance Holdings Co Ltd	112,834	182,271
China Telecom Corp Ltd ‘H’	152,000	42,696
China Telecom Corp Ltd ADR	1,454	40,814
China Unicom Hong Kong Ltd	308,000	167,581
China Unicom Hong Kong Ltd ADR	13,729	74,823
China Vanke Co Ltd ‘H’	57,000	181,924
Chongqing Rural Commercial Bank Co Ltd ‘H’	235,000	92,937
CIFI Holdings Group Co Ltd	198,975	156,745
CITIC Ltd	401,000	378,659
CITIC Securities Co Ltd ‘H’	75,500	144,014
CNOOC Ltd	508,000	570,142
CNOOC Ltd ADR	2,723	307,263
COSCO SHIPPING Energy Transportation Co Ltd ‘H’	34,000	15,228
COSCO SHIPPING Holdings Co Ltd ‘H’ *	182,000	52,562
Country Garden Holdings Co Ltd	588,363	729,746
Country Garden Services Holdings Co Ltd	55,710	260,074
CRRC Corp Ltd ‘H’	162,000	68,776
CSC Financial Co Ltd ‘H’ ~	47,500	54,142
CSPC Pharmaceutical Group Ltd	367,200	695,435
Dali Foods Group Co Ltd ~	201,500	122,808
Datang International Power Generation Co Ltd ‘H’	78,000	10,198
Dongfeng Motor Group Co Ltd ‘H’	162,000	97,701
ENN Energy Holdings Ltd	28,100	317,544
Everbright Securities Co Ltd ‘H’ ~	11,000	7,989
Fosun International Ltd	142,292	182,365
Fuyao Glass Industry Group Co Ltd ‘H’ ~	46,800	112,052
GDS Holdings Ltd ADR *	902	71,853
Geely Automobile Holdings Ltd	338,000	536,999
GF Securities Co Ltd ‘H’	47,000	50,620
Great Wall Motor Co Ltd ‘H’	151,500	95,349
Guangdong Investment Ltd	98,000	169,039
Guangzhou Automobile Group Co Ltd ‘H’	112,400	81,891
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd ‘H’	20,000	50,514
Guangzhou R&F Properties Co Ltd ‘H’	106,800	125,684
Guotai Junan Securities Co Ltd ‘H’ ~	17,800	24,754
Haier Electronics Group Co Ltd	101,000	307,494
Haitong Securities Co Ltd ‘H’	125,600	102,043
Hengan International Group Co Ltd	63,000	495,886
Huadian Power International Corp Ltd ‘H’	56,000	16,184
Huaneng Power International Inc ‘H’	184,000	69,400
Huatai Securities Co Ltd ‘H’ ~	41,600	66,593
Huazhu Group Ltd ADR	6,289	220,429
Industrial & Commercial Bank of China Ltd ‘H’	1,910,045	1,154,752
JD.com Inc ADR *	9,878	594,458
Jiangsu Expressway Co Ltd ‘H’	70,000	82,273
Jiangxi Copper Co Ltd ‘H’	78,000	79,473
JOYY Inc ADR *	1,980	175,329
Kingdee International Software Group Co Ltd *	69,000	161,452
Kingsoft Corp Ltd	24,000	112,417
Kunlun Energy Co Ltd	284,000	185,999

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-89

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
KWG Group Holdings Ltd *	105,500	$179,251
Legend Holdings Corp ‘H’ ~	16,200	18,998
Lenovo Group Ltd	692,000	386,095
Li Ning Co Ltd	131,000	419,520
Livzon Pharmaceutical Group Inc ‘H’	2,900	14,720
Logan Group Co Ltd	132,000	235,833
Longfor Group Holdings Ltd ~	111,000	531,339
Metallurgical Corp of China Ltd ‘H’	128,000	20,428
Momo Inc ADR	12,781	223,412
NetEase Inc ADR	2,696	1,157,608
New China Life Insurance Co Ltd ‘H’	37,700	127,137
New Oriental Education & Technology Group Inc ADR *	3,592	467,786
Orient Securities Co Ltd ~	36,000	20,016
PetroChina Co Ltd ‘H’	742,000	248,118
PICC Property & Casualty Co Ltd ‘H’	272,341	226,333
Pinduoduo Inc ADR *	2,791	239,579
Ping An Healthcare and Technology Co Ltd * ~	8,600	131,851
Ping An Insurance Group Co of China Ltd ‘H’	234,500	2,337,727
Postal Savings Bank of China Co Ltd ‘H’ ~	233,000	134,259
Qingdao Port International Co Ltd ‘H’ ~	28,000	14,912
Red Star Macalline Group Corp Ltd ‘H’ ~	13,860	7,802
Seazen Group Ltd *	208,000	180,613
Semiconductor Manufacturing International Corp *	155,300	544,785
Shandong Weigao Group Medical Polymer Co Ltd ‘H’	128,000	285,804
Shanghai Electric Group Co Ltd ‘H’ *	92,000	26,237
Shanghai Fosun Pharmaceutical Group Co Ltd ‘H’	21,500	72,080
Shanghai Pharmaceuticals Holding Co Ltd ‘H’	50,700	85,208
Shenzhou International Group Holdings Ltd	51,300	623,665
Shimao Group Holdings Ltd	105,926	452,862
Silergy Corp	2,000	131,017
Sinopec Shanghai Petrochemical Co Ltd ‘H’	142,000	34,192
Sinopharm Group Co Ltd ‘H’	119,600	307,486
Sinotrans Ltd ‘H’	29,000	5,899
Sinotruk Hong Kong Ltd	68,500	178,768
Sun Art Retail Group Ltd	157,000	269,353
Sunac China Holdings Ltd	168,000	710,974
Sunny Optical Technology Group Co Ltd	19,100	307,405
Tencent Holdings Ltd	168,500	10,797,121
The People’s Insurance Co Group of China Ltd ‘H’	248,000	72,726
Tingyi Cayman Islands Holding Corp	166,000	258,589
TravelSky Technology Ltd ‘H’	81,000	143,413
Trip.com Group Ltd ADR *	19,883	515,367
Tsingtao Brewery Co Ltd ‘H’	34,000	253,747
Uni-President China Holdings Ltd	23,000	23,007
Vipshop Holdings Ltd ADR *	33,431	665,611
Want Want China Holdings Ltd	476,000	361,574
Weibo Corp ADR *	5,311	178,450
Weichai Power Co Ltd ‘H’	123,800	233,255
Xinjiang Goldwind Science & Technology Co Ltd ‘H’	34,034	29,284
Xinyi Solar Holdings Ltd	301,947	290,362
Yanzhou Coal Mining Co Ltd ‘H’	162,000	122,007
Yihai International Holding Ltd *	26,000	267,931
Yum China Holdings Inc	13,873	666,875
Zhongsheng Group Holdings Ltd	52,500	293,618
Zhuzhou CRRC Times Electric Co Ltd ‘H’	18,600	47,698
Zijin Mining Group Co Ltd ‘H’	294,000	138,893
Zoomlion Heavy Industry Science & Technology Co Ltd ‘H’ *	58,800	45,526
ZTE Corp ‘H’	25,400	78,397
ZTO Express Cayman Inc ADR	14,829	544,373

		64,459,533

	Shares	Value
Colombia - 0.2%

Banco de Bogota SA	3,253	$52,387
Bancolombia SA	5,998	38,306
Bancolombia SA ADR	2,938	77,299
Cementos Argos SA	10,003	9,050
Ecopetrol SA	131,284	72,489
Ecopetrol SA ADR	1,932	21,503
Grupo Argos SA	12,614	33,230
Grupo de Inversiones Suramericana SA	9,170	45,484
Grupo Energia Bogota SA ESP *	26,592	16,523
Grupo Nutresa SA	5,542	30,822
Interconexion Electrica SA ESP	12,924	64,654

		461,747

Czech Republic - 0.1%

CEZ AS	5,535	118,517
Komercni banka AS *	1,591	37,113
O2 Czech Republic AS *	2,533	23,414

		179,044

Egypt - 0.1%

Commercial International Bank Egypt SAE GDR	47,009	182,196

Greece - 0.2%

Alpha Bank AE *	8,350	6,273
Eurobank Ergasias Services and Holdings SA *	26,377	12,214
Hellenic Petroleum SA	3,272	21,848
Hellenic Telecommunications Organization SA	9,968	134,648
JUMBO SA	2,834	50,944
LAMDA Development SA *	2,987	20,145
Motor Oil Hellas Corinth Refineries SA	3,113	43,002
Mytilineos SA	2,904	23,907
National Bank of Greece SA *	11,426	16,169
OPAP SA	10,716	102,122
Terna Energy SA	1,519	16,402

		447,674

Hong Kong - 0.5%

Nine Dragons Paper Holdings Ltd	133,000	121,602
Sino Biopharmaceutical Ltd	401,000	755,803
United Energy Group Ltd	564,000	102,293

		979,698

Hungary - 0.3%

MOL Hungarian Oil & Gas PLC *	47,726	282,162
OTP Bank Nyrt *	9,923	348,846
Richter Gedeon Nyrt	2,148	44,570

		675,578

India - 10.8%

3M India Ltd *	145	36,137
ABB India Ltd	1,174	14,672
ABB Power Products & Systems India Ltd *	234	2,604
ACC Ltd	3,461	61,135
Adani Enterprises Ltd	13,363	27,995
Adani Green Energy Ltd *	4,014	19,162
Adani Ports & Special Economic Zone Ltd	35,882	163,047
Adani Power Ltd *	50,365	24,079
Adani Transmission Ltd *	23,355	80,442
Aditya Birla Capital Ltd *	37,484	31,444
Ambuja Cements Ltd	30,799	78,960
Apollo Hospitals Enterprise Ltd	3,769	67,446
Ashok Leyland Ltd	112,888	70,318
Asian Paints Ltd	11,770	263,144
Aurobindo Pharma Ltd	26,305	268,819

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-90

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Avenue Supermarts Ltd * ~	3,846	$118,035
Axis Bank Ltd	45,426	245,744
Bajaj Auto Ltd	4,138	154,798
Bajaj Finance Ltd	6,897	259,590
Bajaj Finserv Ltd	1,633	126,544
Bajaj Holdings & Investment Ltd	2,066	69,664
Balkrishna Industries Ltd	6,204	104,148
Bank of Baroda *	51,876	33,365
Berger Paints India Ltd	12,181	79,792
Bharat Electronics Ltd	50,663	59,629
Bharat Forge Ltd	15,155	64,095
Bharat Petroleum Corp Ltd	21,990	109,040
Bharti Airtel Ltd *	92,990	690,634
Bharti Infratel Ltd	36,689	107,840
Biocon Ltd	17,412	89,714
Bosch Ltd	493	74,640
Britannia Industries Ltd	1,928	92,205
Cadila Healthcare Ltd	21,403	100,147
Castrol India Ltd	10,617	17,678
Cholamandalam Investment and Finance Co Ltd	25,411	63,736
Cipla Ltd	20,251	171,740
City Union Bank Ltd	5,192	8,351
Coal India Ltd	36,400	64,303
Colgate-Palmolive India Ltd	4,137	77,172
Container Corp Of India Ltd	13,970	77,249
Coromandel International Ltd	1,670	16,688
Dabur India Ltd	20,779	128,340
Divi’s Laboratories Ltd	3,141	94,870
DLF Ltd	42,308	83,043
Dr Reddy’s Laboratories Ltd	5,741	300,712
Eicher Motors Ltd	863	209,549
GAIL India Ltd	112,130	152,655
GAIL India Ltd GDR	994	7,852
Gillette India Ltd	251	16,573
GlaxoSmithKline Pharmaceuticals Ltd	1,324	26,002
Godrej Consumer Products Ltd	14,455	132,446
Godrej Properties Ltd *	1,161	13,365
Grasim Industries Ltd	14,605	119,970
Havells India Ltd	12,105	92,876
HCL Technologies Ltd	48,516	358,044
HDFC Asset Management Co Ltd ~	1,042	34,301
HDFC Bank Ltd	88,341	1,241,679
HDFC Life Insurance Co Ltd * ~	13,909	101,593
Hero MotoCorp Ltd	7,294	246,486
Hindalco Industries Ltd	94,390	184,841
Hindustan Petroleum Corp Ltd	33,928	97,657
Hindustan Unilever Ltd	27,446	793,485
Honeywell Automation India Ltd	96	38,212
Housing Development Finance Corp Ltd	28,169	654,989
ICICI Bank Ltd	44,363	206,827
ICICI Bank Ltd ADR	29,220	271,454
ICICI Lombard General Insurance Co Ltd ~	3,478	58,424
ICICI Prudential Life Insurance Co Ltd ~	10,771	60,892
IIFL Securities Ltd	6,089	3,454
IIFL Wealth Management Ltd	869	11,768
Indian Oil Corp Ltd	61,284	69,448
Indraprastha Gas Ltd *	10,382	61,051
IndusInd Bank Ltd	8,004	50,433
Info Edge India Ltd	1,799	65,696
Infosys Ltd	135,018	1,312,470
Infosys Ltd ADR	5,798	56,009
InterGlobe Aviation Ltd ~	1,852	24,179
ITC Ltd	130,724	337,541
JSW Steel Ltd	95,630	242,192
Jubilant Foodworks Ltd	4,184	95,753
Kansai Nerolac Paints Ltd	6,155	36,395
Kotak Mahindra Bank Ltd	23,224	419,193
Larsen & Toubro Infotech Ltd ~	2,793	72,503
Larsen & Toubro Ltd	14,779	185,477

	Shares	Value
LIC Housing Finance Ltd	13,472	$47,420
Lupin Ltd	19,324	233,492
Mahindra & Mahindra Ltd	46,179	313,450
Marico Ltd	23,626	110,155
Maruti Suzuki India Ltd	4,097	317,157
Motherson Sumi Systems Ltd	110,434	138,961
Mphasis Ltd	5,625	65,628
MRF Ltd	99	88,439
Muthoot Finance Ltd	12,883	185,506
Nestle India Ltd	1,009	229,098
NHPC Ltd	121,339	32,234
NMDC Ltd	27,394	29,660
NTPC Ltd	60,818	77,376
Oil & Natural Gas Corp Ltd	80,259	87,148
Oracle Financial Services Software Ltd	1,647	62,551
Page Industries Ltd	399	105,246
Petronet LNG Ltd	66,822	228,682
Pfizer Ltd	213	11,183
PI Industries Ltd	2,367	47,086
Pidilite Industries Ltd	4,898	89,008
Piramal Enterprises Ltd	4,643	83,566
Power Finance Corp Ltd	69,377	77,296
Power Grid Corp of India Ltd	58,795	136,368
Procter & Gamble Hygiene & Health Care Ltd	445	59,933
Punjab National Bank *	69,686	32,137
Rajesh Exports Ltd	4,828	29,785
REC Ltd	86,621	124,367
Reliance Industries Ltd	95,897	2,181,313
SBI Life Insurance Co Ltd * ~	5,146	54,944
Shree Cement Ltd	367	112,204
Shriram Transport Finance Co Ltd	13,921	127,042
Siemens Ltd	2,517	36,575
SRF Ltd	795	38,016
State Bank of India *	53,748	127,327
Sun Pharmaceutical Industries Ltd	41,944	263,305
Sundaram Finance Holdings Ltd	415	267
Sundaram Finance Ltd	1,345	25,880
Tata Consultancy Services Ltd	35,032	964,344
Tata Consumer Products Ltd	20,394	104,735
Tata Motors Ltd *	213,407	279,890
Tata Motors Ltd ADR *	3,376	22,180
Tata Steel Ltd	35,929	157,312
Tech Mahindra Ltd	34,370	247,297
The Indian Hotels Co Ltd	10,721	11,360
The Ramco Cements Ltd	37	311
Titan Co Ltd	13,075	164,630
Torrent Pharmaceuticals Ltd	3,726	117,157
UltraTech Cement Ltd	4,461	230,621
United Breweries Ltd	3,792	52,098
United Spirits Ltd *	13,844	108,601
UPL Ltd	44,730	252,352
Varun Beverages Ltd	1,192	10,770
Vedanta Ltd	140,592	200,853
Vodafone Idea Ltd *	365,134	51,178
Whirlpool of India Ltd	1,680	46,152
Wipro Ltd	59,477	173,620
Yes Bank Ltd	79,442	27,338
Zee Entertainment Enterprises Ltd	41,642	94,600

		22,383,848

Indonesia - 2.0%

Aneka Tambang Tbk	167,500	7,150
P.T. Ace Hardware Indonesia Tbk	499,900	52,938
P.T. Adaro Energy Tbk	1,948,600	137,090
P.T. Astra International Tbk	584,500	197,700
P.T. Bank Central Asia Tbk	280,400	561,024
P.T. Bank Danamon Indonesia Tbk	225,400	42,700
P.T. Bank Mandiri Persero Tbk	456,358	158,461
P.T. Bank Negara Indonesia Persero Tbk	357,900	115,639

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-91

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
P.T. Bank Pan Indonesia Tbk *	133,300	$7,663
P.T. Bank Permata Tbk *	323,100	28,808
P.T. Bank Rakyat Indonesia Persero Tbk	1,970,800	420,654
P.T. Bank Tabungan Negara Persero Tbk	283,000	24,924
P.T. Barito Pacific Tbk *	1,133,500	92,753
P.T. Bukit Asam Tbk	345,700	49,403
P.T. Bumi Serpong Damai Tbk *	517,200	27,041
P.T. Charoen Pokphand Indonesia Tbk	348,800	136,770
P.T. Ciputra Development Tbk	75,600	3,259
P.T. Gudang Garam Tbk	36,200	119,872
P.T. Indah Kiat Pulp & Paper Corp Tbk	229,900	96,988
P.T. Indocement Tunggal Prakarsa Tbk	58,000	48,147
P.T. Indofood CBP Sukses Makmur Tbk	91,400	59,985
P.T. Indofood Sukses Makmur Tbk	340,300	156,266
P.T. Japfa Comfeed Indonesia Tbk	159,300	13,330
P.T. Jasa Marga Persero Tbk	103,744	32,066
P.T. Kalbe Farma Tbk	968,700	99,378
P.T. Mayora Indah Tbk	297,475	47,185
P.T. Merdeka Copper Gold Tbk *	525,500	50,446
P.T. Mitra Keluarga Karyasehat Tbk	244,600	38,911
P.T. Pabrik Kertas Tjiwi Kimia Tbk	78,500	28,612
P.T. Pakuwon Jati Tbk	1,030,100	30,187
P.T. Perusahaan Gas Negara Tbk	517,400	41,473
P.T. Sarana Menara Nusantara Tbk	1,750,400	125,488
P.T. Semen Indonesia Persero Tbk	134,500	91,127
P.T. Smartfren Telecom Tbk *	1,937,900	13,223
P.T. Sumber Alfaria Trijaya Tbk	956,100	53,210
P.T. Telekomunikasi Indonesia Persero Tbk	785,600	168,285
P.T. Telekomunikasi Indonesia Persero Tbk ADR	7,061	154,495
P.T. Tower Bersama Infrastructure Tbk	284,500	22,152
P.T. Transcoal Pacific Tbk	27,300	8,923
P.T. Unilever Indonesia Tbk	308,000	170,917
P.T. United Tractors Tbk	174,296	202,813
P.T. Vale Indonesia Tbk *	156,800	31,160
P.T. Waskita Karya Persero Tbk	304,800	15,283
P.T. XL Axiata Tbk	421,000	82,177

		4,066,076

Malaysia - 2.5%

AMMB Holdings Bhd	184,200	134,230
Astro Malaysia Holdings Bhd	95,100	18,546
Axiata Group Bhd	169,567	141,188
Batu Kawan Bhd	4,200	14,227
BIMB Holdings Bhd	35,300	28,238
Carlsberg Brewery Malaysia Bhd ‘B’	6,300	36,629
CIMB Group Holdings Bhd	186,047	155,207
Dialog Group Bhd	125,552	106,404
DiGi.Com Bhd	160,900	162,343
Fraser & Neave Holdings Bhd	10,400	78,983
Gamuda Bhd	149,695	127,902
Genting Bhd	170,400	164,123
Genting Malaysia Bhd	263,700	156,836
Genting Plantations Bhd	16,200	37,400
HAP Seng Consolidated Bhd	26,700	54,980
Hartalega Holdings Bhd	56,800	173,257
Heineken Malaysia Bhd	10,800	57,135
Hong Leong Bank Bhd	24,672	81,453
Hong Leong Financial Group Bhd	9,536	29,341
IHH Healthcare Bhd	25,000	32,227
IJM Corp Bhd	206,800	87,929
Inari Amertron Bhd	27,000	10,765
IOI Corp Bhd	64,646	65,682
IOI Properties Group Bhd	95,406	21,891
Kossan Rubber Industries	57,100	114,097
Kuala Lumpur Kepong Bhd	14,951	77,427
LPI Capital Bhd	12,920	40,472
Malayan Banking Bhd	143,303	251,798
Malaysia Airports Holdings Bhd	105,100	134,227
Malaysia Building Society Bhd	77,031	11,209

	Shares	Value
Maxis Bhd	97,200	$122,087
MISC Bhd	46,660	83,590
Nestle Malaysia Bhd	2,400	78,443
Petronas Chemicals Group Bhd	100,600	146,579
Petronas Dagangan Bhd	16,500	79,522
Petronas Gas Bhd	24,000	94,995
PPB Group Bhd	27,460	114,287
Press Metal Aluminium Holdings Bhd	115,020	122,381
Public Bank Bhd	129,570	500,318
QL Resources Bhd	56,680	126,938
RHB Bank Bhd	121,062	135,698
Serba Dinamik Holdings Bhd	100,380	39,073
Sime Darby Bhd	233,687	117,823
Sime Darby Plantation Bhd	59,087	68,212
Sunway Bhd	124,554	39,977
Telekom Malaysia Bhd	60,092	58,372
Tenaga Nasional Bhd	88,900	241,729
TIME dotCom Bhd	23,100	58,732
Top Glove Corp Bhd	67,900	256,249
Westports Holdings Bhd	60,500	53,699
Yinson Holdings Bhd	49,400	68,333
YTL Corp Bhd	234,322	45,580

		5,258,763

Mexico - 2.5%

Alfa SAB de CV ‘A’	401,450	226,186
America Movil SAB de CV ‘L’	1,476,879	947,768
Arca Continental SAB de CV	20,408	89,456
Becle SAB de CV	21,769	41,919
Cemex SAB de CV	730,408	205,923
Coca-Cola Femsa S.A.B. de C.V.	24,098	105,495
El Puerto de Liverpool SAB de CV ‘C1’	14,352	35,192
Fomento Economico Mexicano SAB de CV	40,730	252,501
Gruma SAB de CV ‘B’	18,203	196,448
Grupo Aeroportuario del Pacifico SAB de CV ‘B’	18,694	134,419
Grupo Aeroportuario del Pacifico SAB de CV ADR	323	23,198
Grupo Aeroportuario del Sureste SAB de CV ‘B’	8,717	97,336
Grupo Aeroportuario del Sureste SAB de CV ADR	404	45,365
Grupo Bimbo SAB de CV ‘A’	113,884	190,612
Grupo Carso SAB de CV ‘A1’	24,524	47,822
Grupo Elektra SAB de CV	3,250	178,212
Grupo Financiero Banorte SAB de CV ‘O’	135,203	468,941
Grupo Financiero Inbursa SAB de CV ‘O’	117,549	81,573
Grupo Mexico SAB de CV ‘B’	153,235	356,212
Grupo Televisa SAB *	181,139	190,167
Industrias Penoles SAB de CV	12,860	131,288
Infraestructura Energetica Nova SAB de CV	15,369	44,353
Kimberly-Clark de Mexico SAB de CV ‘A’	80,623	125,857
Megacable Holdings SAB de CV	20,060	58,711
Orbia Advance Corp SAB. de CV	136,163	201,302
Promotora y Operadora de Infraestructura SAB de CV *	12,344	88,915
Promotora y Operadora de Infraestructura SAB de CV ‘L’ *	1,300	6,214
Wal-Mart de Mexico SAB de CV	208,767	500,924

		5,072,309

Peru - 0.1%

Cementos Pacasmayo SAA ADR	575	4,893
Cia de Minas Buenaventura SAA ADR	3,780	34,549
Credicorp Ltd	1,826	244,081
Grana y Montero SAA ADR *	1,724	3,776

		287,299

Philippines - 1.1%

Aboitiz Equity Ventures Inc	41,270	37,747
Aboitiz Power Corp	50,900	27,637

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-92

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Alliance Global Group Inc *	228,800	$31,366
Altus Property Ventures Inc * Ω ±	2,045	80
Ayala Corp	9,510	149,274
Ayala Land Inc	325,300	221,869
Bank of the Philippine Islands	41,039	59,466
BDO Unibank Inc	73,663	145,357
Emperador Inc	61,300	10,150
Globe Telecom Inc	1,715	71,282
Golden Bria Holdings Inc *	3,290	18,555
GT Capital Holdings Inc	5,425	49,794
International Container Terminal Services Inc	65,960	135,729
JG Summit Holdings Inc	105,420	137,601
Jollibee Foods Corp	33,460	94,469
LT Group Inc	131,900	21,276
Manila Electric Co	8,600	46,417
Megaworld Corp	724,200	44,546
Metro Pacific Investments Corp	596,700	44,608
Metropolitan Bank & Trust Co	110,470	82,527
Philippine Seven Corp	1,110	2,874
PLDT Inc	5,395	134,331
PLDT Inc ADR	527	12,864
Puregold Price Club Inc	141,000	131,589
Robinsons Land Corp	106,200	37,485
Robinsons Retail Holdings Inc	15,840	20,650
San Miguel Corp	44,640	89,780
San Miguel Food and Beverage Inc	12,140	17,028
Security Bank Corp	15,470	32,188
SM Investments Corp	4,592	87,210
SM Prime Holdings Inc	383,600	246,714
Universal Robina Corp	40,980	107,278

		2,349,741

Poland - 1.0%

Asseco Poland SA	1,437	24,061
Bank Handlowy w Warszawie SA	2,265	22,028
Bank Polska Kasa Opieki SA	9,168	125,620
CD Projekt SA	1,621	163,354
Cyfrowy Polsat SA	12,570	83,988
Dino Polska SA * ~	2,433	123,932
Grupa Lotos SA	9,242	140,877
ING Bank Slaski SA *	626	22,610
KGHM Polska Miedz SA *	10,700	248,619
LPP SA *	83	126,660
mBank SA *	1,010	59,057
Orange Polska SA *	45,403	71,806
PGE Polska Grupa Energetyczna SA *	32,517	56,858
Polski Koncern Naftowy ORLEN SA	19,209	305,260
Polskie Gornictwo Naftowe i Gazownictwo SA	41,236	47,547
Powszechna Kasa Oszczednosci Bank Polski SA *	21,623	125,916
Powszechny Zaklad Ubezpieczen SA	28,187	207,448
Santander Bank Polska SA *	1,443	64,426

		2,020,067

Romania - 0.0%

NEPI Rockcastle PLC	14,960	76,748

Russia - 1.6%

Gazprom PJSC ADR (SEAQ)	61,493	332,058
LUKOIL PJSC ADR (SEAQ)	10,226	760,141
Magnitogorsk Iron & Steel Works PJSC GDR	7,310	49,121
Mail.Ru Group Ltd GDR *	1,713	38,639
MMC Norilsk Nickel PJSC ADR	14,223	371,769
Mobile TeleSystems PJSC ADR	17,291	158,904
Novatek PJSC GDR (LI)	610	86,463
Novolipetsk Steel PJSC GDR	2,930	58,318

	Shares	Value
PhosAgro PJSC GDR	3,651	$45,090
Polyus PJSC GDR	1,251	105,269
Rosneft Oil Co PJSC GDR	33,193	166,818
Rostelecom PJSC ADR	2,200	16,186
Sberbank of Russia PJSC ADR (SEAQ)	35,746	406,351
Severstal PJSC GDR	7,521	91,016
Tatneft PJSC ADR *	6,032	280,914
VEON Ltd ADR	22,300	40,140
VTB Bank PJSC GDR	77,033	71,950
X5 Retail Group NV GDR	4,820	170,954

		3,250,101

South Africa - 4.6%

Absa Group Ltd	83,766	413,539
African Rainbow Minerals Ltd	2,987	29,246
Anglo American Platinum Ltd	2,496	181,653
Aspen Pharmacare Holdings Ltd *	33,541	278,601
Bid Corp Ltd	16,866	276,953
Capitec Bank Holdings Ltd	1,956	97,214
Clicks Group Ltd	15,496	187,854
Discovery Ltd	51,967	313,929
Exxaro Resources Ltd	26,418	199,404
FirstRand Ltd	191,672	421,502
Gold Fields Ltd ADR	100,305	942,867
Impala Platinum Holdings Ltd	73,351	493,987
Investec Ltd	18,992	37,941
Kumba Iron Ore Ltd	4,956	132,528
Life Healthcare Group Holdings Ltd	117,725	113,403
Mr Price Group Ltd	16,127	133,356
MTN Group Ltd	130,245	398,893
MultiChoice Group Ltd	34,866	213,213
Naspers Ltd ‘N’	6,797	1,249,155
Nedbank Group Ltd	36,040	211,317
Ninety One Ltd *	2,633	6,638
Northam Platinum Ltd *	16,923	114,138
Old Mutual Ltd	356,143	248,229
Pepkor Holdings Ltd ~	66,489	42,091
Pick n Pay Stores Ltd	23,854	70,108
PSG Group Ltd	9,532	87,145
Sanlam Ltd	81,371	276,798
Sasol Ltd *	7,829	60,117
Sasol Ltd ADR *	12,973	100,022
Shoprite Holdings Ltd	52,136	320,433
Sibanye Stillwater Ltd *	175,097	380,183
Standard Bank Group Ltd	80,142	483,756
Steinhoff International Holdings NV *	111,485	6,553
The Bidvest Group Ltd	31,668	259,830
The SPAR Group Ltd	16,326	161,525
Tiger Brands Ltd	19,289	198,309
Vodacom Group Ltd	41,751	296,247
Woolworths Holdings Ltd	80,120	153,125

		9,591,802

South Korea - 14.4%

Amorepacific Corp	886	123,931
AMOREPACIFIC Group	495	21,432
BGF retail Co Ltd	623	72,217
BNK Financial Group Inc	23,324	97,971
Bukwang Pharmaceutical Co Ltd	1,665	47,136
Celltrion Inc *	2,160	552,825
Celltrion Pharm Inc *	627	66,753
Cheil Worldwide Inc	6,735	92,958
CJ CheilJedang Corp	584	159,458
CJ Corp	2,460	177,745
CJ ENM Co Ltd	768	71,181
CJ Logistics Corp *	513	67,616
Com2uSCorp	890	87,307
Cosmax Inc	102	8,340
Coway Co Ltd	2,308	139,529
Daelim Industrial Co Ltd	2,208	151,885

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-93

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Daewoo Engineering & Construction Co Ltd *	28,661	$82,255
Daewoo Shipbuilding & Marine Engineering Co Ltd *	2,790	63,567
Daewoong Pharmaceutical Co Ltd	114	12,644
DB HiTek Co Ltd	1,325	32,120
DB Insurance Co Ltd	5,858	210,101
DGB Financial Group Inc	10,285	44,226
Doosan Bobcat Inc	3,401	75,646
Doosan Fuel Cell Co Ltd *	1,363	36,981
Doosan Heavy Industries & Construction Co Ltd *	7,350	29,924
Doosan Infracore Co Ltd *	13,583	82,946
Doosan Solus Co Ltd *	751	21,132
DoubleUGames Co Ltd	355	23,673
Douzone Bizon Co Ltd	1,729	147,727
E-MART Inc	1,751	154,824
F&F Co Ltd	582	44,907
Fila Holdings Corp	6,456	190,516
Genexine Co Ltd *	659	52,261
Grand Korea Leisure Co Ltd	1,775	19,150
Green Cross Corp	147	18,149
GS Engineering & Construction Corp	6,286	129,423
GS Holdings Corp	6,782	205,429
GS Home Shopping Inc	112	10,221
GS Retail Co Ltd	3,329	101,725
Hana Financial Group Inc	17,193	391,009
Hanall Biopharma Co Ltd *	656	15,478
Hanjin Kal Corp	579	38,865
Hankook Tire & Technology Co Ltd	7,837	162,197
Hanmi Pharm Co Ltd	296	60,397
Hanmi Science Co Ltd	361	10,070
Hanon Systems	8,405	63,699
Hanssem Co Ltd	584	42,110
Hanwha Aerospace Co Ltd *	1,985	40,915
Hanwha Corp	2,378	44,410
Hanwha Life Insurance Co Ltd	20,359	23,352
Hanwha Solutions Corp	6,892	111,894
Helixmith Co Ltd *	1,012	51,872
Hite Jinro Co Ltd	1,761	64,546
HLB Inc *	599	46,285
HMM Co Ltd *	9,418	37,149
Hotel Shilla Co Ltd	2,640	157,013
Hugel Inc *	76	29,914
Hyosung Corp	430	22,594
Hyundai Department Store Co Ltd	1,206	56,747
Hyundai Elevator Co Ltd	523	30,432
Hyundai Engineering & Construction Co Ltd	6,522	180,667
Hyundai Glovis Co Ltd	1,767	150,227
Hyundai Greenfood Co Ltd	2,987	19,294
Hyundai Heavy Industries Holdings Co Ltd	474	97,825
Hyundai Home Shopping Network Corp	246	13,188
Hyundai Marine & Fire Insurance Co Ltd	10,480	201,179
Hyundai Mipo Dockyard Co Ltd	1,484	38,995
Hyundai Mobis Co Ltd	1,857	298,084
Hyundai Motor Co	3,935	323,234
Hyundai Rotem Co Ltd *	1,349	17,426
Hyundai Steel Co	6,699	115,853
Hyundai Wia Corp	820	23,873
Iljin Materials Co Ltd	622	25,987
Industrial Bank of Korea	18,213	123,761
Innocean Worldwide Inc	368	13,720
Kakao Corp	1,085	243,477
Kangwon Land Inc	4,875	87,855
KB Financial Group Inc	11,088	313,897
KCC Corp	340	37,845
KCC Glass Corp *	320	8,787
KEPCO Plant Service & Engineering Co Ltd	1,425	34,611
Kia Motors Corp	14,218	384,207
KIWOOM Securities Co Ltd	1,047	76,548

	Shares	Value
KMW Co Ltd *	2,313	$123,541
Koh Young Technology Inc	658	54,994
Kolon Industries Inc	816	21,928
Korea Aerospace Industries Ltd	2,070	41,290
Korea Electric Power Corp *	7,194	117,316
Korea Gas Corp	1,256	27,578
Korea Investment Holdings Co Ltd	4,044	151,614
Korea Shipbuilding & Offshore Engineering Co Ltd *	2,270	167,101
Korea Zinc Co Ltd	584	163,634
Korean Air Lines Co Ltd *	6,435	94,346
KT Corp ADR	3,094	30,136
KT&G Corp	3,824	249,732
Kumho Petrochemical Co Ltd	2,037	127,392
LEENO Industrial Inc	301	28,497
LG Chem Ltd	1,154	476,232
LG Corp	5,303	316,489
LG Display Co Ltd *	16,966	162,437
LG Display Co Ltd ADR *	2,409	11,635
LG Electronics Inc	12,050	638,598
LG Household & Health Care Ltd	360	403,491
LG Innotek Co Ltd	1,748	256,352
LG Uplus Corp	25,430	259,875
Lotte Chemical Corp	950	132,769
Lotte Chilsung Beverage Co Ltd	236	20,110
Lotte Confectionery Co Ltd	34	3,008
Lotte Corp	1,461	38,638
LOTTE Fine Chemical Co Ltd	1,803	52,042
Lotte Shopping Co Ltd	706	47,185
LS Corp	1,233	35,971
LS Electric Co Ltd	1,717	69,153
Macquarie Korea Infrastructure Fund	9,495	90,281
Mando Corp	2,945	55,405
Medy-Tox Inc	293	35,802
Meritz Financial Group Inc	4,599	36,018
Meritz Fire & Marine Insurance Co Ltd	9,018	95,574
Meritz Securities Co Ltd	26,857	68,301
Mirae Asset Daewoo Co Ltd	33,038	185,346
NAVER Corp	3,051	686,424
NCSoft Corp	401	298,315
Netmarble Corp * ~	592	49,619
NH Investment & Securities Co Ltd	6,621	46,061
NHN Corp *	993	68,631
NongShim Co Ltd	164	49,980
OCI Co Ltd *	965	29,958
Orion Corp	307	34,369
Orion Holdings Corp	2,179	24,213
Ottogi Corp	58	26,975
Pan Ocean Co Ltd *	22,060	70,452
Paradise Co Ltd	1,721	19,338
Pearl Abyss Corp *	453	82,418
POSCO	1,596	232,468
POSCO ADR	4,035	149,456
POSCO Chemical Co Ltd	882	55,710
Posco International Corp	8,320	97,082
RFHIC Corp	743	22,491
S-1 Corp	975	69,868
S-Oil Corp	1,694	90,310
Samsung Biologics Co Ltd * ~	342	221,875
Samsung C&T Corp	2,563	249,321
Samsung Card Co Ltd	2,841	64,930
Samsung Electro-Mechanics Co Ltd	2,415	262,004
Samsung Electronics Co Ltd	194,445	8,607,620
Samsung Engineering Co Ltd *	14,250	146,864
Samsung Fire & Marine Insurance Co Ltd	2,285	335,951
Samsung Heavy Industries Co Ltd *	22,554	112,928
Samsung Life Insurance Co Ltd	4,588	172,501
Samsung SDI Co Ltd	1,067	326,248
Samsung SDS Co Ltd	861	121,786
Samsung Securities Co Ltd	5,230	115,621

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-94

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Seegene Inc	959	$89,312
SFA Engineering Corp	1,853	50,697
Shinhan Financial Group Co Ltd	14,089	340,478
Shinsegae Inc	770	142,584
Shinsegae International Inc	109	14,335
SK Holdings Co Ltd	1,139	277,007
SK Hynix Inc	25,039	1,787,746
SK Innovation Co Ltd	2,527	279,363
SK Materials Co Ltd	463	77,350
SK Networks Co Ltd	11,677	46,359
SK Telecom Co Ltd	561	98,802
SKC Co Ltd	1,729	88,518
Soulbrain Holdings Co Ltd	501	40,031
Ssangyong Cement Industrial Co Ltd	5,177	22,062
Taekwang Industrial Co Ltd	32	18,560
WONIK IPS Co Ltd *	1,402	42,024
Woori Financial Group Inc	34,097	251,330
Young Poong Corp	31	11,977
Youngone Corp	1,736	37,043
Yuhan Corp	2,045	86,638

		29,693,133

Spain - 0.0%

AmRest Holdings SE *	3,420	19,855

Taiwan - 16.1%

Accton Technology Corp	25,000	194,140
Acer Inc	245,789	149,811
Advantech Co Ltd	9,939	100,023
ASE Technology Holding Co Ltd	260,449	599,815
ASE Technology Holding Co Ltd ADR	4,426	20,094
Asia Cement Corp	139,784	207,313
Asustek Computer Inc	42,667	313,491
AU Optronics Corp	661,000	208,631
Catcher Technology Co Ltd	46,000	348,596
Cathay Financial Holding Co Ltd	230,152	327,388
Chailease Holding Co Ltd	103,122	439,620
Chang Hwa Commercial Bank Ltd	295,515	194,430
Cheng Shin Rubber Industry Co Ltd	104,178	119,711
Chicony Electronics Co Ltd	54,959	159,304
China Airlines Ltd	356,436	99,524
China Development Financial Holding Corp	766,834	246,588
China Life Insurance Co Ltd	225,563	167,578
China Steel Corp	763,007	537,335
Chipbond Technology Corp *	48,000	105,339
Chroma ATE Inc	24,000	124,205
Chunghwa Telecom Co Ltd	81,000	321,688
Chunghwa Telecom Co Ltd ADR	971	38,228
Compal Electronics Inc *	327,092	214,098
Compeq Manufacturing Co Ltd	84,000	137,104
CTBC Financial Holding Co Ltd	638,094	442,223
Delta Electronics Inc	68,150	388,891
E Ink Holdings Inc	40,000	55,546
E.Sun Financial Holding Co Ltd	603,179	571,336
Eclat Textile Co Ltd	12,663	147,513
Eva Airways Corp	374,900	143,259
Evergreen Marine Corp Taiwan Ltd *	254,287	93,031
Far Eastern International Bank	126,259	47,649
Far Eastern New Century Corp	240,965	228,842
Far EasTone Telecommunications Co Ltd	141,000	325,544
Feng TAY Enterprise Co Ltd	17,735	100,584
First Financial Holding Co Ltd	573,003	441,754
Formosa Chemicals & Fibre Corp	97,446	250,985
Formosa Petrochemical Corp	41,000	124,094
Formosa Plastics Corp	102,292	304,572
Formosa Sumco Technology Corp	7,000	32,666
Formosa Taffeta Co Ltd	48,000	59,460
Foxconn Technology Co Ltd	78,144	150,475
Fubon Financial Holding Co Ltd	231,343	345,399

	Shares	Value
Genius Electronic Optical Co Ltd	2,158	$51,614
Giant Manufacturing Co Ltd	19,000	170,783
Globalwafers Co Ltd *	14,000	192,824
Highwealth Construction Corp	45,700	67,702
Hiwin Technologies Corp	17,276	173,212
Hon Hai Precision Industry Co Ltd	292,256	858,109
Hotai Motor Co Ltd	13,000	311,697
Hua Nan Financial Holdings Co Ltd	374,376	254,805
Innolux Corp *	693,390	186,774
Inventec Corp	230,000	196,355
ITEQ Corp	14,000	70,321
King’s Town Bank Co Ltd	23,000	28,066
Largan Precision Co Ltd	3,000	417,120
Lien Hwa Industrial Holdings Corp	32,000	46,221
Lite-On Technology Corp	148,855	234,395
Macronix International	144,500	153,234
MediaTek Inc	36,020	712,138
Mega Financial Holding Co Ltd	287,725	302,441
Merida Industry Co Ltd	5,000	34,180
Micro-Star International Co Ltd	62,000	226,979
momo.com Inc	3,000	72,952
Nan Ya Plastics Corp	139,394	306,164
Nanya Technology Corp	97,162	202,718
Nien Made Enterprise Co Ltd	16,000	156,818
Novatek Microelectronics Corp *	32,000	248,695
Parade Technologies Ltd	4,000	134,072
Pegatron Corp	142,090	309,918
Phison Electronics Corp	12,000	120,757
Pou Chen Corp	234,000	229,552
Powertech Technology Inc	93,300	340,572
Poya International Co Ltd	2,080	41,104
President Chain Store Corp	26,000	261,551
Qisda Corp	75,000	45,082
Quanta Computer Inc	159,000	384,691
Radiant Opto-Electronics Corp	25,000	101,226
Realtek Semiconductor Corp *	13,300	135,561
Ruentex Development Co Ltd	16,128	28,026
Ruentex Industries Ltd	11,141	26,793
Shin Kong Financial Holding Co Ltd	676,416	198,152
Simplo Technology Co Ltd	15,000	163,646
Sino-American Silicon Products Inc *	68,000	220,519
SinoPac Financial Holdings Co Ltd	413,641	152,894
Standard Foods Corp	21,884	46,844
Synnex Technology International Corp	98,850	140,048
TA Chen Stainless Pipe *	32,000	29,564
Taichung Commercial Bank Co Ltd	107,702	42,652
Taishin Financial Holding Co Ltd	572,295	260,197
Taiwan Business Bank	374,064	137,551
Taiwan Cement Corp	311,468	453,196
Taiwan Cooperative Financial Holding Co Ltd	495,607	349,858
Taiwan FamilyMart Co Ltd	3,000	24,316
Taiwan Fertilizer Co Ltd	21,000	35,567
Taiwan High Speed Rail Corp	55,000	68,364
Taiwan Mobile Co Ltd *	70,400	264,012
Taiwan Secom Co Ltd	20,000	59,196
Taiwan Semiconductor Manufacturing Co Ltd	917,779	9,801,432
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,284	72,893
Tatung Co Ltd *	93,000	66,451
Teco Electric and Machinery Co Ltd	98,000	90,130
Tripod Technology Corp	32,000	143,169
Uni-President Enterprises Corp	174,994	423,976
Unimicron Technology Corp	119,000	203,960
United Microelectronics Corp	829,000	448,191
Vanguard International Semiconductor Corp	28,000	74,451
Voltronic Power Technology Corp *	4,200	121,024
Walsin Lihwa Corp	89,000	44,153
Walsin Technology Corp	29,000	177,230

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-95

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Wan Hai Lines Ltd	46,000	$25,768
Win Semiconductors Corp	15,202	155,214
Winbond Electronics Corp	317,178	144,714
Wistron Corp	276,833	337,952
WPG Holdings Ltd	157,080	209,586
Yageo Corp	13,465	175,420
Yuanta Financial Holding Co Ltd	543,169	323,255
Zhen Ding Technology Holding Ltd	51,000	223,813

		33,372,457

Tanzania - 0.4%

AngloGold Ashanti Ltd	25,759	757,886
AngloGold Ashanti Ltd ADR	2,173	64,082

		821,968

Thailand - 3.0%

Advanced Info Service PCL	46,800	281,655
Airports of Thailand PCL	126,900	249,823
B Grimm Power PCL	48,100	83,774
Bangkok Bank PCL NVDR	30,300	105,692
Bangkok Dusit Medical Services PCL ‘F’	347,500	253,132
Bangkok Expressway & Metro PCL	430,500	132,835
Bangkok Life Assurance PCL	18,480	9,330
Banpu PCL	188,150	37,570
Banpu Power PCL	27,800	15,102
Berli Jucker PCL	80,600	103,494
BTS Group Holdings PCL	188,400	68,880
Bumrungrad Hospital PCL	24,200	91,391
Carabao Group PCL ‘F’	24,100	81,756
Central Pattana PCL	57,100	90,765
Central Retail Corp PCL *	9,341	10,009
Charoen Pokphand Foods PCL	229,000	236,177
CP ALL PCL *	222,400	490,160
Delta Electronics Thailand PCL	8,600	15,035
Electricity Generating PCL	10,900	87,724
Energy Absolute PCL	94,400	120,802
Global Power Synergy PCL ‘F’	13,413	32,131
Home Product Center PCL	209,659	105,314
Indorama Ventures PCL	148,300	134,256
Intouch Holdings PCL ‘F’	51,600	94,421
Intouch Holdings PCL NVDR	19,600	35,865
IRPC PCL	585,100	50,093
Jasmine International PCL	376,800	43,827
Kasikornbank PCL	15,500	46,856
Kasikornbank PCL NVDR	39,000	118,318
Kiatnakin Bank PCL	25,700	33,424
Krung Thai Bank PCL	245,975	82,220
Krungthai Card PCL	60,200	58,863
Land & Houses PCL	497,080	123,198
Minor International PCL *	285,580	188,737
MK Restaurants Group PCL	30,700	58,690
Muangthai Capital PCL *	60,700	103,104
Osotspa PCL	29,400	36,362
PTT Exploration & Production PCL	76,141	228,894
PTT Global Chemical PCL	94,900	143,346
PTT PCL	376,500	464,750
Ratch Group PCL	44,500	90,155
Siam City Cement PCL	4,648	19,635
Siam Global House PCL	140,382	75,907
Srisawad Corp PCL	55,158	92,674
Thai Oil PCL	93,300	135,405
Thai President Foods PCL ‘F’	2,000	12,812
Thai Union Group PCL ‘F’	261,400	110,036
Thanachart Capital PCL	33,900	39,249
The Siam Cement PCL	23,500	280,835
The Siam Commercial Bank PCL	32,000	76,160
Tisco Financial Group PCL	21,000	47,396
TMB Bank PCL	1,321,860	45,199
TOA Paint Thailand PCL	33,300	39,637
Total Access Communication PCL	70,100	89,465
TPI Polene Power PCL	67,000	8,754

	Shares	Value
True Corp PCL	1,309,732	$144,973
TTW PCL	48,400	20,827
VGI PCL	102,100	25,021
WHA Corp PCL	522,500	56,531

		6,158,446

Turkey - 0.6%

Akbank T.A.S. *	53,059	47,071
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,124	25,270
Arcelik AS *	8,479	24,652
Aselsan Elektronik Sanayi Ve Ticaret AS	13,213	62,375
BIM Birlesik Magazalar AS	18,115	179,602
Coca-Cola Icecek AS	5,966	37,931
Enka Insaat ve Sanayi AS	39,179	35,295
Eregli Demir ve Celik Fabrikalari TAS	82,250	102,970
Ford Otomotiv Sanayi AS	3,164	32,833
KOC Holding AS	7,836	20,610
Koza Altin Isletmeleri AS *	2,903	35,362
Petkim Petrokimya Holding AS *	57,062	35,443
Soda Sanayii AS	22,628	20,204
TAV Havalimanlari Holding AS	8,577	24,299
Tofas Turk Otomobil Fabrikasi AS	6,770	26,345
Tupras Turkiye Petrol Rafinerileri AS *	2,007	26,254
Turk Hava Yollari AO *	50,366	91,679
Turk Telekomunikasyon AS *	16,833	19,924
Turkcell Iletisim Hizmetleri AS	55,457	132,216
Turkiye Garanti Bankasi AS *	105,113	129,605
Turkiye Is Bankasi AS ‘C’ *	61,772	50,453
Turkiye Sise ve Cam Fabrikalari AS	34,015	27,593
Turkiye Vakiflar Bankasi TAO ‘D’ *	72,681	56,580
Ulker Biskuvi Sanayi AS *	3,502	12,431
Yapi ve Kredi Bankasi AS *	123,827	44,187

		1,301,184

United States - 0.2%

JBS SA	73,140	284,458
Titan Cement International SA *	1,910	22,910

		307,368

Total Common Stocks (Cost $194,030,428)		203,142,257

TOTAL INVESTMENTS - 99.5% (Cost $197,244,015)		205,705,440

OTHER ASSETS & LIABILITIES, NET - 0.5%		1,117,310

NET ASSETS - 100.0%		$206,822,750

Notes to Schedule of Investments

(a)	As of June 30, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	21.6%
Communications	17.3%
Technology	16.1%
Consumer, Non-Cyclical	11.0%
Consumer, Cyclical	9.6%
Industrial	8.3%
Basic Materials	6.6%
Energy	6.2%
Others (each less than 3.0%)	2.8%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-96

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

(b)	As of June 30, 2020, the Fund’s composition by country of risk as a percentage of net assets was as follows:

China	31.2%
Taiwan	16.1%
South Korea	14.4%
India	10.8%
Brazil	5.2%
South Africa	4.6%
Others (each less than 3.0%)	17.2%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

(c)

Investments with a total aggregate value of $14,837 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights
	South Korea	$6,105	$6,105	$-	$-
	Thailand	1,577	-	1,577	-

	Total Rights	7,682	6,105	1,577	-

	Preferred Stocks
	Brazil	2,300,396	2,300,396	-	-
	Chile	180,195	180,195	-	-
	Colombia	62,160	62,160	-	-
	South Korea	12,750	-	12,750	-

	Total Preferred Stocks	2,555,501	2,542,751	12,750	-

	Common Stocks
	Brazil	8,400,525	8,400,525	-	-
	Chile	1,325,097	1,325,097	-	-
	China	64,459,533	16,989,719	47,455,057	14,757
	Colombia	461,747	461,747	-	-
	Czech Republic	179,044	-	179,044	-
	Egypt	182,196	-	182,196	-
	Greece	447,674	50,944	396,730	-
	Hong Kong	979,698	-	979,698	-
	Hungary	675,578	-	675,578	-
	India	22,383,848	352,247	22,031,601	-
	Indonesia	4,066,076	207,705	3,858,371	-
	Malaysia	5,258,763	-	5,258,763	-
	Mexico	5,072,309	5,072,309	-	-
	Peru	287,299	287,299	-	-
	Philippines	2,349,741	44,443	2,305,218	80
	Poland	2,020,067	-	2,020,067	-
	Romania	76,748	-	76,748	-
	Russia	3,250,101	209,660	3,040,441	-
	South Africa	9,591,802	1,832,784	7,759,018	-
	South Korea	29,693,133	191,227	29,501,906	-
	Spain	19,855	-	19,855	-
	Taiwan	33,372,457	131,215	33,241,242	-
	Tanzania	821,968	64,082	757,886	-
	Thailand	6,158,446	102,519	6,055,927	-
	Turkey	1,301,184	150,041	1,151,143	-
	United States	307,368	284,458	22,910	-

	Total Common Stocks	203,142,257	36,158,021	166,969,399	14,837

	Total	$205,705,440	$38,706,877	$166,983,726	$14,837

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-97

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Spain - 0.0%

ACS Actividades de Construccion y Servicios SA Exp 07/10/20 *	18,353	$28,630
Repsol SA Exp 07/09/20 *	68,717	33,452
Telefonica SA Exp 07/06/20 *	159,062	31,292

		93,374

Total Rights (Cost $101,324)		93,374

PREFERRED STOCKS - 0.5%

Germany - 0.5%

Bayerische Motoren Werke AG	2,606	126,592
Fuchs Petrolub SE	3,881	155,992
Henkel AG & Co KGaA	3,945	368,044
Porsche Automobil Holding SE	6,318	365,930
Sartorius AG	1,533	505,963
Schaeffler AG	1,507	11,310
Volkswagen AG	8,214	1,248,528

		2,782,359

Total Preferred Stocks (Cost $3,264,543)		2,782,359

COMMON STOCKS - 98.7%

Australia - 6.8%

Afterpay Ltd *	3,352	144,765
AGL Energy Ltd	15,175	179,523
ALS Ltd	25,543	116,636
Altium Ltd	6,656	150,807
Alumina Ltd	100,690	114,765
AMP Ltd *	283,118	366,334
Ampol Ltd	21,256	433,120
Ansell Ltd	7,483	190,218
APA Group >>	29,912	231,289
Appen Ltd	2,584	61,353
Aristocrat Leisure Ltd	18,442	330,232
ASX Ltd	4,137	245,896
Atlas Arteria Ltd >>	37,295	172,229
Aurizon Holdings Ltd	112,508	382,851
AusNet Services	52,447	60,596
Australia & New Zealand Banking Group Ltd	64,528	837,260
Beach Energy Ltd	163,099	174,242
Bendigo & Adelaide Bank Ltd	31,906	155,818
BHP Group Ltd	92,267	2,297,253
BHP Group Ltd ADR	7,678	381,827
BHP Group PLC	22,625	462,977
BHP Group PLC ADR	29,063	1,195,942
BlueScope Steel Ltd	37,253	306,884
Boral Ltd	72,466	192,658
Brambles Ltd	52,335	396,824
carsales.com Ltd	11,407	141,205
Challenger Ltd	33,407	103,454
CIMIC Group Ltd	4,087	68,680
Cleanaway Waste Management Ltd	89,068	136,753
Coca-Cola Amatil Ltd	34,503	207,828
Cochlear Ltd	2,323	304,984
Coles Group Ltd	38,910	462,537
Commonwealth Bank of Australia	48,310	2,333,099
Computershare Ltd	27,320	252,969
Crown Resorts Ltd	23,430	157,835
CSL Ltd	14,477	2,879,316
Domino’s Pizza Enterprises Ltd	3,047	146,070
Evolution Mining Ltd	86,203	342,440
Flight Centre Travel Group Ltd	5,443	42,549

	Shares	Value
Fortescue Metals Group Ltd	83,385	$810,642
Glencore PLC	339,194	722,553
Harvey Norman Holdings Ltd	31,468	77,357
IDP Education Ltd	7,153	77,521
Iluka Resources Ltd	18,272	109,157
Incitec Pivot Ltd	129,425	168,721
Insurance Australia Group Ltd	86,725	348,059
JB Hi-Fi Ltd	6,405	191,634
Lendlease Group >>	25,570	221,008
Macquarie Group Ltd	9,870	819,132
Magellan Financial Group Ltd	5,481	223,820
Medibank Pvt Ltd	145,141	300,914
Metcash Ltd	8,357	15,768
Mineral Resources Ltd	1,466	21,708
National Australia Bank Ltd	75,809	960,679
Newcrest Mining Ltd	19,200	425,742
NEXTDC Ltd *	7,962	54,764
Northern Star Resources Ltd	36,216	341,553
Oil Search Ltd	73,588	163,083
Orica Ltd	17,188	198,773
Origin Energy Ltd	70,744	287,875
Orora Ltd *	67,375	119,124
Qantas Airways Ltd *	15,998	42,393
Qantas Airways Ltd	63,936	169,424
QBE Insurance Group Ltd	57,140	352,617
Qube Holdings Ltd	79,032	160,326
Ramsay Health Care Ltd	6,158	284,391
REA Group Ltd	2,211	166,606
Reece Ltd	8,061	51,364
Rio Tinto Ltd	13,129	898,990
Rio Tinto PLC	309	17,389
Rio Tinto PLC ADR	39,222	2,203,492
Santos Ltd	129,048	479,616
Saracen Mineral Holdings Ltd *	33,063	125,925
SEEK Ltd	10,573	161,755
Seven Group Holdings Ltd	4,906	59,008
Sonic Healthcare Ltd	12,701	268,204
South32 Ltd	173,975	246,301
South32 Ltd ADR	10,383	72,370
Spark Infrastructure Group >>	47,921	71,572
Suncorp Group Ltd	51,030	327,914
Sydney Airport >>	23,355	92,173
Tabcorp Holdings Ltd	124,553	293,778
Telstra Corp Ltd	133,066	288,837
TPG Telecom Ltd *	28,229	173,379
Transurban Group >>	61,679	604,868
Treasury Wine Estates Ltd	34,154	248,500
Tuas Ltd *	14,114	6,575
Wesfarmers Ltd	35,061	1,090,123
Westpac Banking Corp	81,233	1,018,124
Westpac Banking Corp ADR	5,318	66,528
WiseTech Global Ltd	3,438	46,509
Woodside Petroleum Ltd	25,297	382,305
Woolworths Group Ltd	38,796	1,000,035
Worley Ltd	21,169	129,529

		35,422,525

Austria - 0.2%

Erste Group Bank AG *	11,220	264,991
OMV AG	5,336	180,057
Raiffeisen Bank International AG	14,504	259,234
Verbund AG	1,349	60,587

		764,869

Belgium - 0.9%

Ageas SA/NV	9,878	350,074
Anheuser-Busch InBev SA/NV	24,891	1,227,037
Anheuser-Busch InBev SA/NV ADR	1,610	79,373
Colruyt SA	3,732	205,108
Elia Group SA	864	93,995

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-98

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Galapagos NV *	1,039	$205,075
KBC Group NV	12,588	723,196
Proximus SADP	12,587	256,486
Solvay SA	6,883	552,194
Telenet Group Holding NV	2,064	85,043
UCB SA	5,291	614,002
Umicore SA	9,544	450,516

		4,842,099

Brazil - 0.1%

Wheaton Precious Metals Corp	10,942	481,477

Cambodia - 0.0%

NagaCorp Ltd	122,000	142,319

Canada - 8.8%

Agnico Eagle Mines Ltd	5,717	366,194
Air Canada *	10,800	134,841
Alamos Gold Inc ‘A’	18,579	174,271
Algonquin Power & Utilities Corp	15,126	195,537
Alimentation Couche-Tard Inc ‘B’	28,416	891,035
AltaGas Ltd	13,379	154,229
Atco Ltd ‘I’	3,796	112,599
B2Gold Corp	66,553	378,454
Bank of Montreal	22,107	1,173,232
Barrick Gold Corp	15,964	412,416
Barrick Gold Corp (TSE)	23,395	629,508
BCE Inc	5,405	225,421
BlackBerry Ltd *	24,302	118,615
Brookfield Asset Management Inc ‘A’	24,415	803,499
CAE Inc	18,279	296,256
Cameco Corp	11,421	117,104
Cameco Corp (NYSE)	13,461	137,975
Canada Goose Holdings Inc *	2,975	69,031
Canadian Imperial Bank of Commerce	16,369	1,094,972
Canadian National Railway Co	23,658	2,094,783
Canadian Natural Resources Ltd	67,389	1,174,590
Canadian Natural Resources Ltd (TSE)	21,123	366,416
Canadian Pacific Railway Ltd	1,116	283,867
Canadian Pacific Railway Ltd (NYSE)	3,515	897,520
Canadian Tire Corp Ltd ‘A’	4,811	416,887
Canadian Utilities Ltd ‘A’	3,732	92,915
Canopy Growth Corp *	10,070	162,852
CCL Industries Inc ‘B’	6,000	193,930
Cenovus Energy Inc	43,514	203,287
CGI Inc *	8,426	530,840
CI Financial Corp	15,300	194,631
Cogeco Communications Inc	1,600	115,274
Constellation Software Inc	684	772,316
Dollarama Inc	9,069	301,677
Element Fleet Management Corp	34,007	253,750
Emera Inc	4,000	157,395
Empire Co Ltd ‘A’	11,644	278,835
Enbridge Inc	47,207	1,435,841
Fairfax Financial Holdings Ltd	1,457	450,140
FirstService Corp	2,200	221,604
Fortis Inc	10,969	417,155
Franco-Nevada Corp	3,325	464,322
George Weston Ltd	5,456	399,675
Gildan Activewear Inc	11,544	178,819
Great-West Lifeco Inc	11,973	209,898
Husky Energy Inc	20,533	67,455
Hydro One Ltd ~	9,800	184,291
iA Financial Corp Inc	7,993	267,650
IGM Financial Inc	4,600	111,781
Imperial Oil Ltd	13,790	221,661
Intact Financial Corp	3,250	309,320
Inter Pipeline Ltd	21,652	201,592

	Shares	Value
Ivanhoe Mines Ltd ‘A’ *	11,900	$33,747
Keyera Corp	17,365	264,389
Kinaxis Inc *	700	100,060
Kinross Gold Corp *	111,154	802,391
Kirkland Lake Gold Ltd	8,606	354,357
Loblaw Cos Ltd	11,115	541,259
Magna International Inc	26,072	1,161,000
Manulife Financial Corp	45,818	623,744
Metro Inc	7,882	325,127
National Bank of Canada	21,077	955,110
Northland Power Inc	8,300	207,745
Novagold Resources Inc *	7,511	68,951
Nutrien Ltd	28,585	918,026
Onex Corp	4,277	193,215
Open Text Corp	10,233	434,685
Pan American Silver Corp	12,483	379,203
Parkland Corp	12,250	304,175
Pembina Pipeline Corp	22,933	573,325
Quebecor Inc ‘B’	8,565	184,031
Restaurant Brands International Inc	7,428	404,283
Restaurant Brands International Inc (NYSE)	756	41,300
Ritchie Bros Auctioneers Inc	6,036	245,983
Rogers Communications Inc ‘B’ (NYSE)	8,089	325,097
Rogers Communications Inc ‘B’ (TSE)	3,531	141,880
Royal Bank of Canada	54,964	3,727,743
Saputo Inc	7,900	188,364
Shaw Communications Inc ‘B’ (NYSE)	18,569	303,789
Shaw Communications Inc ‘B’ (TSE)	14,639	238,736
Shopify Inc ‘A’ *	1,554	1,475,057
SNC-Lavalin Group Inc	9,031	152,401
Stantec Inc (TSE)	6,756	208,562
Sun Life Financial Inc	13,983	513,869
Suncor Energy Inc	13,376	225,528
Suncor Energy Inc (NYSE)	47,019	792,740
TC Energy Corp	29,029	1,243,571
Teck Resources Ltd ‘B’ (NYSE)	30,109	313,736
TELUS Corp	9,600	161,014
The Bank of Nova Scotia	33,671	1,390,615
The Descartes Systems Group Inc *	3,016	159,319
The Toronto-Dominion Bank	49,325	2,200,698
Thomson Reuters Corp	3,153	214,231
TMX Group Ltd	2,313	228,693
Toromont Industries Ltd	5,213	258,692
Tourmaline Oil Corp	7,102	62,095
TransAlta Renewables Inc	3,200	34,390
WSP Global Inc	5,682	348,470
Yamana Gold Inc	57,290	312,217

		45,455,771

Chile - 0.1%

Antofagasta PLC	19,132	221,441
Lundin Mining Corp	42,490	227,848

		449,289

China - 0.4%

BOC Hong Kong Holdings Ltd	123,500	395,434
Meituan Dianping ‘B’ *	20,800	464,804
Microport Scientific Corp	7,000	28,240
Prosus NV *	10,613	986,567
Wilmar International Ltd	49,000	144,931
Yangzijiang Shipbuilding Holdings Ltd	157,300	105,893

		2,125,869

Colombia - 0.0%

Millicom International Cellular SA SDR	7,188	189,227

Denmark - 2.1%

Ambu AS ‘B’	4,705	148,736
AP Moller - Maersk AS ‘A’	111	121,373

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-99

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
AP Moller - Maersk AS ‘B’	105	$123,061
Bakkafrost P/F *	1,816	114,821
Carlsberg AS ‘B’	3,006	398,620
Chr Hansen Holding AS	4,693	484,062
Coloplast AS ‘B’	3,854	600,715
Danske Bank AS *	27,847	372,271
Demant A/S *	7,321	194,014
DSV Panalpina AS	5,460	670,679
Genmab AS *	1,975	665,956
GN Store Nord AS	9,771	523,045
H Lundbeck AS	3,975	150,193
Novo Nordisk AS ‘B’	48,370	3,151,196
Novo Nordisk AS ADR	9,411	616,232
Novozymes AS ‘B’	10,176	589,963
Orsted AS ~	4,522	521,845
Pandora AS	5,314	290,221
Rockwool International AS ‘A’	99	24,182
Rockwool International AS ‘B’	452	123,014
Tryg AS	4,658	135,335
Vestas Wind Systems AS	9,545	977,434

		10,996,968

Finland - 1.3%

Elisa OYJ	8,037	489,064
Fortum OYJ	19,732	376,449
Kesko OYJ ‘A’	6,376	103,372
Kesko OYJ ‘B’	14,356	245,737
Kone OYJ ‘B’	11,444	789,285
Neste OYJ	17,115	672,210
Nokia OYJ ADR	34,124	150,146
Nokia OYJ (OMXH)	171,905	751,201
Nordea Bank Abp *	99,868	690,704
Orion OYJ ‘A’	758	36,722
Orion OYJ ‘B’	5,111	247,855
Sampo OYJ ‘A’	14,363	495,089
Stora Enso OYJ ‘R’	53,704	642,801
UPM-Kymmene OYJ	33,987	984,423
Wartsila OYJ Abp	25,633	212,627

		6,887,685

France - 8.9%

Accor SA *	7,915	216,013
Adevinta ASA ‘B’ *	3,818	38,644
Aeroports de Paris	1,553	160,333
Air Liquide SA	14,009	2,025,515
Airbus SE *	17,215	1,233,520
Alstom SA	7,588	353,608
Amundi SA * ~	2,366	185,999
Arkema SA	7,114	683,826
Atos SE *	6,447	552,721
AXA SA	45,490	957,242
BioMerieux	1,915	262,995
BNP Paribas SA *	26,526	1,059,820
Bollore SA	56,751	179,070
Bouygues SA *	16,957	580,853
Bureau Veritas SA *	15,187	322,108
Capgemini SE	6,642	766,496
Carrefour SA	38,524	597,432
Cie de Saint-Gobain *	26,705	963,541
Cie Generale des Etablissements Michelin SCA	14,243	1,484,591
CNP Assurances *	8,514	98,749
Credit Agricole SA *	37,549	356,553
Danone SA *	18,205	1,263,666
Dassault Aviation SA *	86	78,905
Dassault Systemes SE	2,619	454,640
Edenred	7,344	322,094
Eiffage SA *	7,597	696,391
Electricite de France SA	25,393	236,080
Engie SA *	51,141	634,247

	Shares	Value
EssilorLuxottica SA *	5,901	$758,918
Faurecia SE *	6,928	272,191
Getlink SE *	18,949	274,016
Hermes International	904	759,005
Iliad SA	1,075	209,851
Ingenico Group SA *	269	43,221
Ipsen SA	2,425	205,716
Kering SA	2,253	1,231,758
L’Oreal SA *	5,239	1,690,868
Legrand SA	9,196	698,735
LVMH Moet Hennessy Louis Vuitton SE	9,044	3,992,880
Natixis SA *	41,769	110,167
Orange SA	88,530	1,058,638
Orange SA ADR	5,000	59,500
Orpea *	2,853	329,531
Pernod Ricard SA	4,206	662,303
Peugeot SA *	50,132	822,121
Publicis Groupe SA	20,397	662,597
Remy Cointreau SA	524	71,487
Renault SA *	10,376	265,559
Rubis SCA	996	48,019
Safran SA *	8,362	841,144
Sanofi	24,233	2,471,392
Sartorius Stedim Biotech	1,140	289,032
Schneider Electric SE	14,755	1,641,296
SCOR SE *	8,666	239,340
SEB SA	1,577	261,592
Societe Generale SA *	40,288	673,602
Sodexo SA	5,092	345,278
Suez SA	15,614	183,521
Teleperformance	2,943	749,528
Thales SA	4,046	327,465
TOTAL SA	90,395	3,485,487
Ubisoft Entertainment SA *	5,000	414,052
Valeo SA	22,233	586,403
Veolia Environnement SA	13,766	310,852
Vinci SA	19,509	1,808,937
Vivendi SA	19,842	512,711
Worldline SA * ~	2,397	208,993

		46,343,358

Germany - 7.2%

1&1 Drillisch AG	1,046	27,249
adidas AG *	5,461	1,439,801
Allianz SE	10,424	2,130,064
Aroundtown SA *	31,708	181,744
BASF SE	19,906	1,118,106
Bayer AG	31,174	2,310,725
Bayerische Motoren Werke AG	13,663	872,255
Bechtle AG	1,156	204,890
Beiersdorf AG	2,858	324,995
Brenntag AG	13,521	716,884
Carl Zeiss Meditec AG	1,721	167,578
Commerzbank AG *	52,084	232,131
Continental AG	7,070	695,060
Covestro AG ~	16,420	625,409
Daimler AG	37,791	1,537,484
Delivery Hero SE * ~	2,764	284,049
Deutsche Bank AG *	85,345	813,674
Deutsche Boerse AG	6,535	1,182,683
Deutsche Lufthansa AG *	23,883	239,606
Deutsche Post AG	33,350	1,224,607
Deutsche Telekom AG	112,229	1,883,116
Deutsche Wohnen SE	8,559	384,604
E.ON SE	56,047	632,640
Evonik Industries AG	11,409	290,587
Fielmann AG *	1,320	89,056
Fresenius Medical Care AG & Co KGaA	12,655	1,088,707
Fresenius SE & Co KGaA	20,048	996,442
FUCHS PETROLUB SE	1,746	58,799

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-100

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Hannover Rueck SE	2,300	$397,495
Hapag-Lloyd AG ~	940	55,031
HeidelbergCement AG	6,404	342,817
HelloFresh SE *	2,549	136,358
Henkel AG & Co KGaA	2,890	241,778
HOCHTIEF AG	1,631	145,125
Infineon Technologies AG	47,895	1,122,284
KION Group AG	6,341	390,414
Knorr-Bremse AG	1,065	108,082
LANXESS AG	1,562	82,601
LEG Immobilien AG	2,758	349,813
Merck KGaA	3,450	401,745
METRO AG	18,488	175,455
MTU Aero Engines AG *	2,476	431,073
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,320	864,511
Nemetschek SE	3,313	227,644
Puma SE *	3,732	289,360
Rational AG	228	127,768
RWE AG	23,814	833,658
SAP SE	24,759	3,461,046
SAP SE ADR	1,291	180,740
Scout24 AG ~	4,551	352,100
Siemens AG	17,174	2,025,452
Symrise AG	4,116	480,941
Talanx AG *	3,304	122,791
Telefonica Deutschland Holding AG	97,849	288,575
Uniper SE	13,670	441,119
United Internet AG	9,653	410,127
Volkswagen AG	1,609	259,785
Vonovia SE	11,114	679,321
Zalando SE * ~	3,751	266,098

		37,444,052

Hong Kong - 2.5%

AIA Group Ltd	351,400	3,288,261
ASM Pacific Technology Ltd	21,500	227,212
Cathay Pacific Airways Ltd	87,000	84,115
Chow Tai Fook Jewellery Group Ltd	51,600	49,416
CK Asset Holdings Ltd	110,780	664,324
CK Infrastructure Holdings Ltd	27,000	139,570
CLP Holdings Ltd	44,000	432,134
Dairy Farm International Holdings Ltd	14,900	69,623
Guoco Group Ltd	1,000	14,352
Hang Lung Group Ltd	20,000	46,804
Hang Lung Properties Ltd	106,000	251,991
Hang Seng Bank Ltd	27,100	456,425
Henderson Land Development Co Ltd	56,977	217,293
HK Electric Investments & HK Electric Investments Ltd >>	96,000	99,714
HKT Trust & HKT Ltd >>	235,000	344,855
Hong Kong & China Gas Co Ltd	266,530	414,232
Hong Kong Exchanges & Clearing Ltd	40,365	1,719,214
Hongkong Land Holdings Ltd	47,400	197,161
Hysan Development Co Ltd	24,000	77,478
Kerry Properties Ltd	38,000	98,710
Melco International Development Ltd	3,000	5,849
Melco Resorts & Entertainment Ltd ADR	5,670	87,998
MTR Corp Ltd	33,408	173,747
New World Development Co Ltd	76,419	362,844
NWS Holdings Ltd	77,533	67,442
PCCW Ltd	466,000	266,442
Power Assets Holdings Ltd	34,000	185,778
Sino Land Co Ltd	142,661	180,495
Sun Hung Kai Properties Ltd	36,492	466,194
Swire Pacific Ltd ‘A’	21,000	111,610
Swire Pacific Ltd ‘B’	62,500	59,825
Swire Properties Ltd	35,000	89,361
Techtronic Industries Co Ltd	54,000	534,306
The Bank of East Asia Ltd	62,163	142,496

	Shares	Value
The Wharf Holdings Ltd	65,000	$133,001
Vitasoy International Holdings Ltd	38,000	146,061
WH Group Ltd ~	640,500	553,516
Wharf Real Estate Investment Co Ltd	29,000	139,217
Wheelock & Co Ltd	37,000	309,157
Xinyi Glass Holdings Ltd	184,000	227,078

		13,135,301

Ireland - 0.8%

CRH PLC ADR	47,990	1,646,537
Flutter Entertainment PLC *	6,080	800,915
Kerry Group PLC ‘A’	3,166	393,303
Kingspan Group PLC	9,042	583,718
Smurfit Kappa Group PLC	21,276	714,995

		4,139,468

Israel - 0.5%

Airport City Ltd *	1,838	19,797
Alony Hetz Properties & Investments Ltd	7,561	75,575
Amot Investments Ltd	3,378	15,401
Azrieli Group Ltd	1,181	53,826
Bank Hapoalim BM	38,585	230,667
Bank Leumi Le-Israel BM	88,965	447,308
Bezeq The Israeli Telecommunication Corp Ltd *	114,407	103,850
Delek Group Ltd l	-	3
Elbit Systems Ltd	906	124,505
Electra Ltd	95	40,514
First International Bank Of Israel Ltd	3,303	70,104
ICL Group Ltd	27,171	80,934
Isracard Ltd	1,637	3,726
Israel Discount Bank Ltd ‘A’	71,927	219,376
Melisron Ltd	708	26,736
Mizrahi Tefahot Bank Ltd	5,775	108,513
Nice Ltd ADR *	1,765	334,009
Shapir Engineering and Industry Ltd *	7,679	46,736
Shikun & Binui Ltd	9,132	32,671
Shufersal Ltd	5,329	34,814
Strauss Group Ltd	2,446	67,819
Teva Pharmaceutical Industries Ltd *	920	11,246
Teva Pharmaceutical Industries Ltd ADR *	22,972	283,245
Tower Semiconductor Ltd *	5,847	111,341

		2,542,716

Italy - 1.8%

A2A SPA	48,641	69,140
Amplifon SPA *	5,383	143,807
Assicurazioni Generali SPA	36,452	553,715
Atlantia SPA *	23,207	375,380
Davide Campari-Milano SPA	18,768	158,720
DiaSorin SPA	1,207	231,799
Enel SPA	209,397	1,810,958
Eni SPA	81,544	781,681
Eni SPA ADR	3,869	74,556
Ferrari NV	4,043	692,547
FinecoBank Banca Fineco SPA *	25,902	350,559
Hera SPA	40,660	152,668
Infrastrutture Wireless Italiane SPA ~	6,578	66,032
Intesa Sanpaolo SPA *	325,358	625,237
Mediobanca Banca di Credito Finanziario SPA	35,922	259,403
Moncler SPA *	9,184	353,157
Poste Italiane SPA ~	20,018	174,862
PRADA SPA *	34,000	118,806
Prysmian SPA	8,548	198,299
Recordati SPA	5,230	261,702
Snam SPA	67,038	326,820
Telecom Italia SPA	987,402	387,432
Telecom Italia SPA ADR	2,600	10,218

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-101

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Terna Rete Elettrica Nazionale SPA	43,405	$299,388
UniCredit SPA *	85,214	786,458
UnipolSai Assicurazioni SPA	42,116	100,897

		9,364,241

Japan - 23.9%

ABC-Mart Inc	1,200	70,396
Acom Co Ltd	21,700	83,042
Advantest Corp	7,800	445,150
Aeon Co Ltd	25,000	581,613
Aeon Delight Co Ltd	400	11,152
AEON Financial Service Co Ltd	10,100	110,775
Aeon Mall Co Ltd	2,370	31,494
AGC Inc	12,700	364,103
Aica Kogyo Co Ltd	3,400	111,733
Ain Holdings Inc	2,100	137,862
Air Water Inc	15,500	218,999
Aisin Seiki Co Ltd	8,000	234,496
Ajinomoto Co Inc	12,200	202,458
Alfresa Holdings Corp	6,900	144,633
Alps Alpine Co Ltd	20,100	259,074
Amada Co Ltd	17,900	146,563
Amano Corp	2,500	52,015
ANA Holdings Inc *	3,300	75,415
Anritsu Corp	7,900	187,682
Aozora Bank Ltd	6,000	104,623
Ariake Japan Co Ltd	700	44,340
AS One Corp	600	65,512
Asahi Group Holdings Ltd	12,600	442,540
Asahi Intecc Co Ltd	6,800	194,074
Asahi Kasei Corp	49,300	403,559
Asics Corp	6,400	73,171
Astellas Pharma Inc	52,300	873,387
Azbil Corp	4,300	131,427
Bandai Namco Holdings Inc	7,400	389,522
Benefit One Inc	3,600	72,588
Benesse Holdings Inc	7,000	187,737
Bic Camera Inc	4,900	52,055
Bridgestone Corp	20,300	655,191
Brother Industries Ltd	17,300	312,561
Calbee Inc	3,700	102,267
Canon Inc	22,600	450,825
Canon Inc ADR	1,708	34,109
Canon Marketing Japan Inc	2,600	53,166
Capcom Co Ltd	3,200	117,132
Casio Computer Co Ltd	9,400	163,989
Central Japan Railway Co	3,800	587,701
Chubu Electric Power Co Inc	13,600	170,570
Chugai Pharmaceutical Co Ltd	17,400	931,595
Coca-Cola Bottlers Japan Holdings Inc	6,375	115,620
COMSYS Holdings Corp	4,900	145,310
Concordia Financial Group Ltd	55,000	176,828
Cosmos Pharmaceutical Corp	800	122,748
Create SD Holdings Co Ltd	700	21,839
Credit Saison Co Ltd	13,700	157,415
CyberAgent Inc	4,200	206,445
Dai Nippon Printing Co Ltd	10,800	248,296
Dai-ichi Life Holdings Inc	24,800	296,856
Daicel Corp	15,400	119,356
Daifuku Co Ltd	3,400	297,949
Daiichi Sankyo Co Ltd	9,400	768,841
Daiichikosho Co Ltd	2,600	77,789
Daikin Industries Ltd	7,300	1,181,140
Daio Paper Corp	5,500	73,485
Daito Trust Construction Co Ltd	2,900	267,268
Daiwa House Industry Co Ltd	23,200	547,865
Daiwa Securities Group Inc	66,700	280,200
DeNA Co Ltd	4,600	57,432
Denka Co Ltd	7,700	188,725
Denso Corp	10,700	419,622

	Shares	Value
Dentsu Group Inc	9,000	$213,495
DIC Corp	7,600	191,297
Disco Corp	600	146,333
Dowa Holdings Co Ltd	3,200	97,128
East Japan Railway Co	8,700	602,869
Ebara Corp	7,200	169,899
Eisai Co Ltd	4,400	349,575
Elecom Co Ltd	1,000	48,987
Electric Power Development Co Ltd	4,800	90,991
ENEOS Holdings Inc	82,550	294,255
Ezaki Glico Co Ltd	2,600	123,952
FamilyMart Co Ltd	17,368	298,172
Fancl Corp	5,400	160,906
FANUC Corp	3,200	573,664
Fast Retailing Co Ltd	1,700	977,111
FP Corp	1,800	144,141
Fuji Electric Co Ltd	9,200	253,220
Fuji Kyuko Co Ltd	500	15,639
Fuji Oil Holdings Inc	3,400	87,484
FUJIFILM Holdings Corp	9,200	393,775
Fujitsu General Ltd	1,700	34,926
Fujitsu Ltd	8,000	936,667
Fukuoka Financial Group Inc	7,700	121,744
Fukuyama Transporting Co Ltd	1,500	52,561
GMO internet Inc	4,600	127,789
GMO Payment Gateway Inc	1,400	146,431
Goldwin Inc	800	52,450
GungHo Online Entertainment Inc	1,570	28,070
Hakuhodo DY Holdings Inc	13,000	155,154
Hamamatsu Photonics KK	3,000	130,634
Hankyu Hanshin Holdings Inc	10,400	351,294
Harmonic Drive Systems Inc	1,300	71,712
Haseko Corp	24,000	303,031
Heiwa Corp	2,800	46,831
Hikari Tsushin Inc	700	160,054
Hino Motors Ltd	20,000	135,692
Hirose Electric Co Ltd	756	83,015
Hisamitsu Pharmaceutical Co Inc	2,300	124,328
Hitachi Capital Corp	5,600	123,965
Hitachi Construction Machinery Co Ltd	7,800	216,675
Hitachi Ltd	27,200	864,547
Hitachi Ltd ADR	424	26,771
Hitachi Metals Ltd	13,300	159,412
Hitachi Transport System Ltd	3,700	98,956
Honda Motor Co Ltd	44,399	1,136,333
Honda Motor Co Ltd ADR	6,220	158,983
Horiba Ltd	2,300	121,681
Hoshizaki Corp	1,100	94,282
House Foods Group Inc	2,500	80,808
Hoya Corp	12,150	1,163,472
Hulic Co Ltd	18,500	174,659
Ibiden Co Ltd	5,900	172,692
Idemitsu Kosan Co Ltd	11,680	249,275
IHI Corp	18,800	272,764
Iida Group Holdings Co Ltd	8,000	122,947
Infomart Corp	5,600	38,757
Inpex Corp	69,400	433,352
Isetan Mitsukoshi Holdings Ltd	20,000	115,100
Isuzu Motors Ltd	38,400	348,954
Ito En Ltd	2,500	141,122
ITOCHU Corp	31,800	688,083
Itochu Techno-Solutions Corp	3,900	146,666
Itoham Yonekyu Holdings Inc	7,400	44,597
Iwatani Corp	2,900	101,428
Izumi Co Ltd	3,700	117,289
J Front Retailing Co Ltd	11,700	78,275
Japan Airlines Co Ltd	4,500	81,205
Japan Airport Terminal Co Ltd	3,700	157,886
Japan Exchange Group Inc	17,300	400,667
Japan Post Holdings Co Ltd	32,100	229,087

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-102

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Japan Post Insurance Co Ltd	6,000	$79,058
Japan Tobacco Inc	42,300	785,627
JCR Pharmaceuticals Co Ltd	200	21,094
JFE Holdings Inc	21,800	157,603
JGC Holdings Corp	12,100	127,594
JSR Corp	9,600	186,239
JTEKT Corp	19,200	149,917
Justsystems Corp	1,800	127,998
K’s Holdings Corp	11,600	158,457
Kagome Co Ltd	3,600	107,560
Kajima Corp	26,266	314,059
Kakaku.com Inc	4,800	122,276
Kaken Pharmaceutical Co Ltd	1,600	81,938
Kamigumi Co Ltd	6,300	123,899
Kandenko Co Ltd	4,800	40,799
Kaneka Corp	3,800	98,899
Kansai Paint Co Ltd	5,300	111,998
Kao Corp	15,800	1,253,854
Kawasaki Heavy Industries Ltd	12,000	173,324
KDDI Corp	74,300	2,216,900
Keihan Holdings Co Ltd	2,800	125,046
Keikyu Corp	7,600	116,296
Keio Corp	3,000	171,690
Keisei Electric Railway Co Ltd	4,100	128,496
Kewpie Corp	6,100	114,949
Keyence Corp	3,760	1,575,671
Kikkoman Corp	3,000	144,893
Kinden Corp	7,700	127,257
Kintetsu Group Holdings Co Ltd	5,600	251,269
Kirin Holdings Co Ltd	25,600	539,641
Kobayashi Pharmaceutical Co Ltd	1,400	123,094
Kobe Bussan Co Ltd	2,000	113,571
Koei Tecmo Holdings Co Ltd	1,500	48,876
Koito Manufacturing Co Ltd	5,700	230,620
Kokuyo Co Ltd	3,300	40,011
Komatsu Ltd	36,200	741,395
Konami Holdings Corp	4,900	163,507
Konica Minolta Inc	32,800	114,066
Kose Corp	1,200	145,256
Kubota Corp	27,800	415,853
Kuraray Co Ltd	21,600	226,038
Kurita Water Industries Ltd	6,300	175,254
Kusuri no Aoki Holdings Co Ltd	500	39,306
Kyocera Corp	7,200	393,009
Kyowa Exeo Corp	5,700	136,851
Kyowa Kirin Co Ltd	4,600	121,094
Kyudenko Corp	3,400	100,360
Kyushu Electric Power Co Inc	13,900	116,498
Kyushu Financial Group Inc	16,500	69,875
Kyushu Railway Co	4,700	122,124
Lasertec Corp	3,200	302,498
Lawson Inc	2,500	125,751
LINE Corp *	1,300	65,428
Lion Corp	5,000	120,258
LIXIL Group Corp	12,700	178,362
M3 Inc	16,000	679,698
Mabuchi Motor Co Ltd	2,100	67,014
Maeda Corp	7,400	56,637
Maeda Road Construction Co Ltd	1,000	18,859
Makita Corp	6,300	229,096
Mani Inc	2,000	53,095
Marubeni Corp	61,800	280,720
Marui Group Co Ltd	10,200	184,511
Maruichi Steel Tube Ltd	3,200	79,761
Matsui Securities Co Ltd	3,100	23,979
Matsumotokiyoshi Holdings Co Ltd	3,700	134,453
Mazda Motor Corp	25,200	152,256
McDonald’s Holdings Co Japan Ltd	2,200	118,905
Mebuki Financial Group Inc	43,360	101,005
Medipal Holdings Corp	6,500	125,454

	Shares	Value
MEIJI Holdings Co Ltd	4,000	$318,304
MINEBEA MITSUMI Inc	18,100	329,920
MISUMI Group Inc	6,800	170,737
Mitsubishi Chemical Holdings Corp	78,000	454,870
Mitsubishi Corp	29,600	625,499
Mitsubishi Electric Corp	53,600	700,084
Mitsubishi Estate Co Ltd	30,200	450,035
Mitsubishi Gas Chemical Co Inc	7,900	120,155
Mitsubishi Heavy Industries Ltd	23,700	559,559
Mitsubishi Logistics Corp	3,500	90,332
Mitsubishi Materials Corp	6,200	130,916
Mitsubishi Motors Corp	43,000	106,572
Mitsubishi UFJ Financial Group Inc	262,700	1,033,862
Mitsubishi UFJ Financial Group Inc ADR	11,059	43,462
Mitsubishi UFJ Lease & Finance Co Ltd	42,600	203,281
Mitsui & Co Ltd	30,800	456,352
Mitsui & Co Ltd ADR	300	88,530
Mitsui Chemicals Inc	12,100	253,085
Mitsui Fudosan Co Ltd	19,500	346,412
Mitsui OSK Lines Ltd	7,900	140,567
Miura Co Ltd	2,800	116,677
Mizuho Financial Group Inc	434,000	533,839
Mizuho Financial Group Inc ADR	59,032	145,809
Mochida Pharmaceutical Co Ltd	500	18,632
MonotaRO Co Ltd	5,400	216,963
Morinaga & Co Ltd	2,100	81,549
Morinaga Milk Industry Co Ltd	1,500	66,785
MS&AD Insurance Group Holdings Inc	11,300	311,187
Murata Manufacturing Co Ltd	16,000	943,176
Nabtesco Corp	5,500	170,209
Nagase & Co Ltd	5,100	63,797
Nagoya Railroad Co Ltd	5,000	140,927
Nankai Electric Railway Co Ltd	4,200	96,184
NEC Corp	8,400	403,584
NEC Networks & System Integration Corp	3,000	61,372
NET One Systems Co Ltd	5,500	183,570
Nexon Co Ltd	10,100	227,820
NGK Insulators Ltd	12,200	169,038
NGK Spark Plug Co Ltd	9,000	129,356
NH Foods Ltd	4,700	189,131
NHK Spring Co Ltd	12,900	83,897
Nichirei Corp	6,100	177,752
Nidec Corp	7,600	512,003
Nidec Corp ADR	4,142	69,482
Nifco Inc	6,800	145,474
Nihon Kohden Corp	2,500	84,026
Nihon M&A Center Inc	4,200	191,008
Nihon Unisys Ltd	3,800	119,477
Nikon Corp	15,300	128,494
Nintendo Co Ltd	3,100	1,385,913
Nippo Corp	3,000	75,774
Nippon Electric Glass Co Ltd	3,800	59,691
Nippon Express Co Ltd	5,000	259,267
Nippon Kayaku Co Ltd	6,000	62,768
Nippon Paint Holdings Co Ltd	3,300	240,691
Nippon Paper Industries Co Ltd	6,000	84,154
Nippon Shinyaku Co Ltd	1,100	89,785
Nippon Shokubai Co Ltd	1,600	83,868
Nippon Steel Corp	33,163	313,372
Nippon Telegraph & Telephone Corp	36,800	857,419
Nippon Yusen KK	12,000	169,838
Nipro Corp	14,300	158,482
Nishi-Nippon Railroad Co Ltd	2,000	54,269
Nissan Chemical Corp	4,000	205,795
Nissan Motor Co Ltd	75,000	278,134
Nisshin Seifun Group Inc	7,240	108,105
Nissin Foods Holdings Co Ltd	1,800	159,480
Nitori Holdings Co Ltd	2,400	470,566
Nitto Denko Corp	8,600	487,535
NOF Corp	3,300	114,255

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-103

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
NOK Corp	6,700	$83,451
Nomura Holdings Inc	63,400	284,893
Nomura Holdings Inc ADR	14,971	66,471
Nomura Real Estate Holdings Inc	7,900	147,077
Nomura Research Institute Ltd	12,546	342,666
NS Solutions Corp	2,800	76,596
NSK Ltd	23,200	173,133
NTT Data Corp	26,600	297,398
NTT DOCOMO Inc	49,900	1,324,745
Obayashi Corp	46,900	440,928
Obic Co Ltd	1,600	281,982
Odakyu Electric Railway Co Ltd	7,500	184,183
Oji Holdings Corp	64,300	299,983
Olympus Corp	42,400	816,306
Omron Corp	4,800	321,495
Ono Pharmaceutical Co Ltd	8,200	239,329
Open House Co Ltd	5,300	181,748
Oracle Corp Japan	1,100	130,474
Orient Corp	20,800	22,892
Oriental Land Co Ltd	3,900	515,369
ORIX Corp	42,800	531,458
Osaka Gas Co Ltd	8,900	175,926
Otsuka Corp	3,600	190,136
Otsuka Holdings Co Ltd	8,300	361,730
PALTAC Corp	1,300	59,973
Pan Pacific International Holdings Corp	11,600	255,394
Panasonic Corp	75,700	663,817
Panasonic Corp ADR	13,000	113,295
Park24 Co Ltd *	7,600	130,302
PeptiDream Inc *	1,800	82,936
Persol Holdings Co Ltd	12,800	176,472
Pigeon Corp	4,400	170,302
Pola Orbis Holdings Inc	3,100	54,122
Rakuten Inc	20,000	176,660
Recruit Holdings Co Ltd	39,200	1,348,095
Relo Group Inc	6,900	130,201
Renesas Electronics Corp *	60,100	308,938
Rengo Co Ltd	12,800	104,343
Resona Holdings Inc	87,000	297,704
Ricoh Co Ltd	35,000	251,145
Rinnai Corp	1,400	117,240
Rohm Co Ltd	3,800	252,667
Rohto Pharmaceutical Co Ltd	5,900	187,415
Ryohin Keikaku Co Ltd	15,500	220,465
Sankyo Co Ltd	1,700	41,149
Sankyu Inc	4,900	184,684
Santen Pharmaceutical Co Ltd	12,400	228,277
Sanwa Holdings Corp	14,100	126,711
Sapporo Holdings Ltd	4,000	75,220
Sawai Pharmaceutical Co Ltd	2,700	138,775
SBI Holdings Inc	11,520	249,990
SCREEN Holdings Co Ltd	2,000	93,962
SCSK Corp	2,100	102,742
Secom Co Ltd	4,500	394,842
Sega Sammy Holdings Inc	9,100	109,084
Seibu Holdings Inc	17,200	187,346
Seiko Epson Corp	19,400	222,240
Seino Holdings Co Ltd	7,600	99,070
Sekisui Chemical Co Ltd	20,600	295,151
Sekisui House Ltd	18,900	360,842
Seria Co Ltd	3,200	114,134
Seven & i Holdings Co Ltd	27,600	902,893
Seven Bank Ltd	53,700	147,183
SG Holdings Co Ltd	3,900	127,271
Sharp Corp	5,700	61,130
Shikoku Electric Power Co Inc	8,700	64,016
Shimadzu Corp	4,200	112,128
Shimamura Co Ltd	1,100	74,505
Shimano Inc	1,600	307,662
Shimizu Corp	44,000	362,476

	Shares	Value
Shin-Etsu Chemical Co Ltd	9,800	$1,150,143
Shinsei Bank Ltd	8,500	102,809
Shionogi & Co Ltd	7,100	445,407
Ship Healthcare Holdings Inc	2,200	92,072
Shiseido Co Ltd	12,100	771,020
SHO-BOND Holdings Co Ltd	1,000	44,483
Showa Denko KK	16,600	374,686
Skylark Holdings Co Ltd	11,800	187,479
SMC Corp	1,000	513,921
SMS Co Ltd	2,700	60,760
Softbank Corp	20,400	260,023
SoftBank Group Corp	64,000	3,227,370
Sohgo Security Services Co Ltd	2,700	126,072
Sojitz Corp	63,300	138,354
Sompo Holdings Inc	8,650	297,779
Sony Corp	28,100	1,939,747
Sony Corp ADR	12,142	839,376
Sony Financial Holdings Inc	5,700	137,626
Sotetsu Holdings Inc	4,300	114,768
Square Enix Holdings Co Ltd	3,400	172,258
Stanley Electric Co Ltd	8,500	205,764
Subaru Corp	17,300	362,256
Sugi Holdings Co Ltd	1,700	115,284
SUMCO Corp	26,400	405,877
Sumitomo Chemical Co Ltd	105,400	317,127
Sumitomo Corp	25,500	293,287
Sumitomo Dainippon Pharma Co Ltd	8,700	120,561
Sumitomo Electric Industries Ltd	39,800	459,121
Sumitomo Forestry Co Ltd	9,500	119,520
Sumitomo Heavy Industries Ltd	9,500	207,775
Sumitomo Metal Mining Co Ltd	10,500	295,783
Sumitomo Mitsui Financial Group Inc	28,800	812,788
Sumitomo Mitsui Trust Holdings Inc	8,000	225,443
Sumitomo Realty & Development Co Ltd	11,000	303,629
Sumitomo Rubber Industries Ltd	20,700	205,023
Sundrug Co Ltd	4,300	142,312
Suntory Beverage & Food Ltd	5,100	198,993
Sushiro Global Holdings Ltd	3,600	79,822
Suzuken Co Ltd	3,700	138,231
Suzuki Motor Corp	13,900	474,631
Sysmex Corp	5,100	391,485
T&D Holdings Inc	28,500	244,792
Taiheiyo Cement Corp	10,000	232,341
Taisei Corp	13,100	477,444
Taisho Pharmaceutical Holdings Co Ltd	1,200	73,640
Taiyo Nippon Sanso Corp	8,200	137,127
Taiyo Yuden Co Ltd	9,900	309,577
Takashimaya Co Ltd	7,500	62,801
Takeda Pharmaceutical Co Ltd	28,227	1,014,138
Takeda Pharmaceutical Co Ltd ADR	10,348	185,540
TDK Corp	5,500	547,532
TechnoPro Holdings Inc	2,000	115,459
Teijin Ltd	19,100	304,103
Terumo Corp	18,800	715,580
The Bank of Kyoto Ltd	3,300	117,249
The Chiba Bank Ltd	31,000	146,560
The Chugoku Bank Ltd	7,900	73,298
The Chugoku Electric Power Co Inc	6,300	83,992
The Hachijuni Bank Ltd	19,000	72,319
The Iyo Bank Ltd	14,100	86,308
The Kansai Electric Power Co Inc	19,000	184,110
The Shizuoka Bank Ltd	25,000	160,826
The Yokohama Rubber Co Ltd	13,100	185,234
THK Co Ltd	8,500	211,630
TIS Inc	9,900	209,609
Tobu Railway Co Ltd	6,100	201,540
Toda Corp	16,500	106,738
Toei Animation Co Ltd	700	32,809
Toei Co Ltd	400	53,557
Toho Co Ltd	4,600	166,157

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-104

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Toho Gas Co Ltd	2,600	$129,955
Toho Holdings Co Ltd	1,900	35,510
Tohoku Electric Power Co Inc	15,100	143,444
Tokai Carbon Co Ltd	20,300	191,834
Tokio Marine Holdings Inc	16,100	704,745
Tokyo Broadcasting System Holdings Inc	2,400	38,391
Tokyo Century Corp	3,300	168,980
Tokyo Electric Power Co Holdings Inc *	42,500	130,738
Tokyo Electron Ltd	5,000	1,233,719
Tokyo Gas Co Ltd	8,600	205,924
Tokyo Ohka Kogyo Co Ltd	1,000	50,150
Tokyo Tatemono Co Ltd	13,400	154,233
Tokyu Corp	11,200	157,678
Tokyu Fudosan Holdings Corp	37,900	178,300
Toppan Printing Co Ltd	11,500	192,268
Toray Industries Inc	75,600	356,834
Toshiba Corp	7,700	247,014
Toshiba TEC Corp	1,300	49,845
Tosoh Corp	18,600	255,506
TOTO Ltd	4,000	153,794
Toyo Seikan Group Holdings Ltd	6,800	76,685
Toyo Suisan Kaisha Ltd	2,600	145,272
Toyo Tire Corp	11,100	149,797
Toyoda Gosei Co Ltd	6,000	125,361
Toyota Boshoku Corp	7,000	94,395
Toyota Industries Corp	3,300	175,404
Toyota Motor Corp	79,832	5,020,161
Toyota Motor Corp ADR	3,076	386,438
Toyota Tsusho Corp	11,000	280,514
Trend Micro Inc	4,600	257,068
TS Tech Co Ltd	3,200	88,211
Tsumura & Co	3,400	89,048
Tsuruha Holdings Inc	1,300	179,547
TV Asahi Holdings Corp	2,100	30,596
Ube Industries Ltd	10,500	180,963
Unicharm Corp	9,900	406,024
Universal Entertainment Corp *	1,200	23,428
USS Co Ltd	8,500	136,258
Welcia Holdings Co Ltd	1,600	129,259
West Japan Railway Co	4,400	246,791
Workman Co Ltd	700	61,949
Yakult Honsha Co Ltd	2,800	164,735
Yamada Denki Co Ltd	32,600	161,709
Yamaguchi Financial Group Inc	10,000	61,452
Yamaha Corp	3,400	160,361
Yamaha Motor Co Ltd	22,400	352,799
Yamato Holdings Co Ltd	12,300	267,001
Yamazaki Baking Co Ltd	5,600	96,193
Yaoko Co Ltd	1,200	85,895
Yaskawa Electric Corp	6,300	219,007
Yokogawa Electric Corp	11,900	186,457
Z Holdings Corp	80,900	397,035
Zenkoku Hosho Co Ltd	4,200	158,667
Zensho Holdings Co Ltd	6,200	125,392
Zeon Corp	12,900	119,132
ZOZO Inc	2,800	62,418

		123,939,400

Jordan - 0.0%

Hikma Pharmaceuticals PLC	7,991	219,282

Luxembourg - 0.2%

ArcelorMittal SA *	25,458	269,648
ArcelorMittal SA ‘NY’ *	5,534	59,380
Eurofins Scientific SE *	717	452,236
RTL Group SA	2,604	83,543
SES SA	28,446	194,368
Tenaris SA	10,919	70,958
Tenaris SA ADR	2,149	27,787

		1,157,920

	Shares	Value
Macau - 0.2%

Galaxy Entertainment Group Ltd	72,000	$493,902
MGM China Holdings Ltd	39,600	51,465
Sands China Ltd	77,600	305,685
SJM Holdings Ltd	155,000	173,776
Wynn Macau Ltd	87,600	151,936

		1,176,764

Mexico - 0.0%

Fresnillo PLC	9,041	94,469

Netherlands - 3.8%

ABN AMRO Bank NV CVA ~	18,344	157,862
Adyen NV * ~	271	394,439
Aegon NV	35,542	105,061
Aegon NV ‘NY’	53,225	156,482
Akzo Nobel NV	7,873	707,315
Altice Europe NV *	13,168	50,928
Argenx SE ADR *	1,121	252,483
ASM International NV	2,261	348,073
ASML Holding NV	3,104	1,135,483
ASML Holding NV ‘NY’	7,824	2,879,467
Euronext NV ~	2,248	226,271
GrandVision NV * ~	2,742	78,120
Heineken NV	9,335	860,634
ING Groep NV	111,316	775,973
ING Groep NV ADR	8,664	59,782
Just Eat Takeaway 144A * ~	2,252	234,829
Just Eat Takeaway.com 144A * ~	2,955	308,871
Koninklijke Ahold Delhaize NV	71,659	1,952,998
Koninklijke DSM NV	8,125	1,127,896
Koninklijke KPN NV	263,453	700,762
Koninklijke Philips NV *	11,878	554,081
Koninklijke Philips NV ‘NY’ *	16,701	782,275
Koninklijke Vopak NV	5,298	280,234
NN Group NV	15,162	509,561
Randstad NV	11,600	518,694
Royal Dutch Shell PLC ‘A’	23,293	372,950
Royal Dutch Shell PLC ‘A’ ADR	47,972	1,568,205
Royal Dutch Shell PLC ‘B’	16,666	252,661
Royal Dutch Shell PLC ‘B’ ADR	40,335	1,228,201
Wolters Kluwer NV	16,371	1,278,668

		19,859,259

New Zealand - 0.5%

a2 Milk Co Ltd *	25,011	327,387
Auckland International Airport Ltd	31,816	135,306
Chorus Ltd	16,583	80,329
Contact Energy Ltd	21,314	86,615
EBOS Group Ltd	6,574	92,052
Fisher & Paykel Healthcare Corp Ltd	18,508	426,365
Fletcher Building Ltd	48,194	115,976
Genesis Energy Ltd	17,094	33,572
Infratil Ltd	21,398	65,279
Mainfreight Ltd	3,612	92,210
Mercury NZ Ltd	13,101	39,914
Meridian Energy Ltd	31,288	97,534
Port of Tauranga Ltd	20,172	101,015
Ryman Healthcare Ltd	19,182	162,739
Spark New Zealand Ltd	113,542	335,932
Vector Ltd	20,849	48,526
Xero Ltd *	1,385	86,999

		2,327,750

Norway - 0.7%

Aker ASA ‘A’ *	1,077	39,679
Aker BP ASA	7,123	131,817
DNB ASA	25,322	337,985

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-105

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Entra ASA ~	7,574	$97,089
Equinor ASA	43,525	627,007
Gjensidige Forsikring ASA *	5,515	101,896
Kongsberg Gruppen ASA	3,840	54,050
Leroy Seafood Group ASA	15,000	90,527
Mowi ASA	14,039	267,607
Norsk Hydro ASA *	74,389	207,537
Orkla ASA	21,051	184,819
Salmar ASA *	2,511	120,290
Scatec Solar ASA 144A ~	2,661	43,492
Schibsted ASA ‘A’ *	1,590	41,639
Schibsted ASA ‘B’ *	2,209	52,178
SpareBank 1 SR-Bank ASA *	8,749	64,007
Storebrand ASA *	27,558	143,611
Telenor ASA	24,394	356,173
TGS NOPEC Geophysical Co ASA	8,755	129,150
Tomra Systems ASA	4,331	159,980
Yara International ASA	4,387	152,941

		3,403,474

Portugal - 0.2%

EDP - Energias de Portugal SA	61,475	293,436
Galp Energia SGPS SA	34,212	396,858
Jeronimo Martins SGPS SA	11,557	202,247

		892,541

Russia - 0.0%

Evraz PLC	32,938	116,702

Singapore - 0.9%

BOC Aviation Ltd ~	21,100	135,832
CapitaLand Ltd	71,500	151,054
City Developments Ltd	25,300	154,610
ComfortDelGro Corp Ltd	84,531	88,834
DBS Group Holdings Ltd	49,504	744,878
Genting Singapore Ltd	227,300	125,054
Great Eastern Holdings Ltd	2,000	28,309
Jardine Cycle & Carriage Ltd	6,922	101,016
Keppel Corp Ltd	70,000	301,484
Olam International Ltd	32,100	32,265
Oversea-Chinese Banking Corp Ltd	85,087	554,579
SATS Ltd	40,200	83,328
Singapore Airlines Ltd	112,250	302,988
Singapore Exchange Ltd	32,200	193,769
Singapore Technologies Engineering Ltd	60,500	144,398
Singapore Telecommunications Ltd	251,200	446,859
United Overseas Bank Ltd	33,381	487,759
UOL Group Ltd	28,700	141,109
Venture Corp Ltd	16,100	188,156

		4,406,281

South Africa - 0.2%

Anglo American PLC	40,723	938,796
Investec PLC	36,544	73,328

		1,012,124

Spain - 2.1%

Acciona SA	1,689	166,156
ACS Actividades de Construccion y Servicios SA	18,353	471,652
Aena SME SA * ~	2,461	329,138
Amadeus IT Group SA	13,931	731,407
Banco Bilbao Vizcaya Argentaria SA	161,685	556,676
Banco Bilbao Vizcaya Argentaria SA ADR	121,184	412,026
Banco Santander SA *	415,032	1,015,359
CaixaBank SA (SIBE)	134,289	287,283
Cellnex Telecom SA ~	6,392	390,409
EDP Renovaveis SA	9,060	125,201
Enagas SA	13,066	319,641

	Shares	Value
Endesa SA	11,264	$279,417
Ferrovial SA	7,913	211,514
Grifols SA	11,199	340,539
Iberdrola SA	198,538	2,317,867
Industria de Diseno Textil SA	30,142	799,771
Mapfre SA	46,995	83,918
Naturgy Energy Group SA	17,019	317,726
Red Electrica Corp SA	15,380	287,753
Repsol SA	68,717	607,181
Siemens Gamesa Renewable Energy SA *	8,226	146,464
Telefonica SA	159,062	760,757
Telefonica SA ADR *	25,625	123,512

		11,081,367

Sweden - 2.9%

AAK AB *	3,419	59,012
Alfa Laval AB *	17,913	395,164
Assa Abloy AB ‘B’	21,338	436,735
Atlas Copco AB ‘A’	20,922	890,973
Atlas Copco AB ‘B’	14,220	528,387
Atrium Ljungberg AB ‘B’	1,002	14,155
Axfood AB	5,116	111,846
Beijer Ref AB	2,291	69,478
BillerudKorsnas AB	8,746	125,530
Boliden AB	19,989	458,476
Castellum AB	8,259	154,757
Dometic Group AB * ~	13,438	121,438
Electrolux AB ‘B’	13,363	224,831
Electrolux Professional AB ‘B’ *	13,363	48,949
Elekta AB ‘B’	11,816	110,070
Epiroc AB ‘A’	24,470	306,619
Epiroc AB ‘B’	14,220	174,638
Essity AB ‘A’ *	303	9,629
Essity AB ‘B’ *	16,012	519,131
Evolution Gaming Group AB ~	3,464	205,746
Fabege AB	8,974	105,539
Fastighets AB Balder ‘B’ *	2,974	113,789
Getinge AB ‘B’	10,882	202,779
Hennes & Mauritz AB ‘B’	24,853	362,762
Hexagon AB ‘B’ *	6,266	367,974
Hexpol AB *	13,173	98,296
Holmen AB ‘B’ *	4,260	136,823
Hufvudstaden AB ‘A’	4,025	50,177
Husqvarna AB ‘B’	27,988	230,342
ICA Gruppen AB	3,745	178,017
Indutrade AB *	4,911	194,780
Intrum AB	5,042	92,817
Lifco AB ‘B’	2,159	137,671
Loomis AB *	3,771	90,084
Lundin Energy AB	4,805	117,269
Nibe Industrier AB ‘B’ *	9,447	209,533
Pandox AB *	3,627	42,101
Peab AB ‘B’ *	19,566	161,733
Saab AB ‘B’ *	5,831	146,558
Sagax AB ‘B’	2,049	27,699
Sandvik AB *	38,069	716,677
Securitas AB ‘B’ *	18,539	250,688
Sinch AB 144A * ~	1,188	102,244
Skandinaviska Enskilda Banken AB ‘A’ *	38,309	332,543
Skanska AB ‘B’ *	19,402	396,097
SKF AB ‘B’	27,454	513,212
SSAB AB ‘A’ *	13,264	36,734
SSAB AB ‘B’ *	35,856	95,702
Svenska Cellulosa AB SCA ‘A’ *	303	3,546
Svenska Cellulosa AB SCA ‘B’ *	29,158	348,764
Svenska Handelsbanken AB ‘A’ *	38,037	361,173
Sweco AB ‘B’	3,248	146,613
Swedbank AB ‘A’ *	23,129	296,997
Swedish Match AB	5,904	416,561
Swedish Orphan Biovitrum AB *	5,885	136,453

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-106

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Tele2 AB ‘B’	24,500	$326,140
Telefonaktiebolaget LM Ericsson ‘A’	2,470	24,635
Telefonaktiebolaget LM Ericsson ‘B’	56,920	527,623
Telefonaktiebolaget LM Ericsson ADR	4,153	38,623
Telia Co AB	104,529	391,064
Trelleborg AB ‘B’ *	14,599	214,193
Volvo AB ‘A’ *	10,757	166,140
Volvo AB ‘B’ *	64,281	1,011,454
Wallenstam AB ‘B’	4,592	53,294
Wihlborgs Fastigheter AB	3,864	63,561

		15,003,038

Switzerland - 8.6%

ABB Ltd	48,537	1,100,961
Adecco Group AG	9,538	449,579
Alcon Inc *	14,414	827,564
Baloise Holding AG	2,613	393,650
Banque Cantonale Vaudoise	1,580	153,864
Barry Callebaut AG	166	316,867
Chocoladefabriken Lindt & Spruengli AG	4	345,027
Cie Financiere Richemont SA	12,214	787,807
Clariant AG *	6,501	127,945
Coca-Cola HBC AG	11,211	280,646
Credit Suisse Group AG	59,172	615,677
Credit Suisse Group AG ADR	27,252	280,968
EMS-Chemie Holding AG	333	258,709
Geberit AG	1,262	633,190
Givaudan SA	308	1,151,294
Julius Baer Group Ltd	11,543	484,778
Kuehne + Nagel International AG *	2,355	392,269
LafargeHolcim Ltd (XVTX)	20,070	884,204
Logitech International SA	9,607	627,537
Lonza Group AG	2,066	1,094,354
Nestle SA	89,053	9,873,362
Novartis AG	55,762	4,858,042
Novartis AG ADR	3,503	305,952
Partners Group Holding AG	612	557,344
Roche Holding AG	22,441	7,772,457
Schindler Holding AG	1,200	284,486
SGS SA	184	450,734
Sika AG	4,771	919,717
Sonova Holding AG	2,181	436,582
STMicroelectronics NV	39,129	1,066,589
STMicroelectronics NV ‘NY’	5,400	148,014
Straumann Holding AG	345	298,248
Swiss Life Holding AG	1,496	556,540
Swiss Prime Site AG	3,360	311,691
Swiss Re AG	10,596	821,556
Swisscom AG	1,976	1,036,216
Temenos AG	3,132	486,788
The Swatch Group AG	1,347	270,359
The Swatch Group AG - Registered	2,209	86,870
UBS Group AG *	50,296	580,416
UBS Group AG (XVTX)	37,929	438,044
Vifor Pharma AG	2,306	348,867
Zurich Insurance Group AG	3,536	1,252,912

		44,368,676

United Arab Emirates - 0.0%

NMC Health PLC *	4,009	1,423

United Kingdom - 11.5%

3i Group PLC	40,784	419,953
Admiral Group PLC	8,715	247,148
Ashtead Group PLC	20,765	700,467
Associated British Foods PLC	12,338	291,722
AstraZeneca PLC ADR	82,313	4,353,535
Auto Trader Group PLC ~	52,445	341,456
Avast PLC 144A ~	21,197	138,541

	Shares	Value
AVEVA Group PLC	1,553	$78,742
Aviva PLC	177,712	602,333
B&M European Value Retail SA	48,143	236,979
BAE Systems PLC	108,308	647,623
Barclays PLC	41,798	58,969
Barclays PLC ADR	84,771	479,804
Barratt Developments PLC	44,315	272,366
Bellway PLC	7,681	241,923
Berkeley Group Holdings PLC	6,523	335,936
boohoo Group PLC *	30,622	156,813
BP PLC	45,205	173,182
BP PLC ADR	112,421	2,621,658
British American Tobacco PLC	25,244	968,179
British American Tobacco PLC ADR	25,162	976,789
BT Group PLC	601,144	850,167
Bunzl PLC	11,064	296,771
Burberry Group PLC	15,458	305,452
Centrica PLC	336,576	159,924
CK Hutchison Holdings Ltd	115,780	749,743
CNH Industrial NV *	52,839	371,226
Coca-Cola European Partners PLC	12,348	468,598
Compass Group PLC	51,403	707,226
ConvaTec Group PLC ~	57,449	138,745
Croda International PLC	4,647	301,826
DCC PLC	4,027	336,028
Diageo PLC ADR	18,726	2,516,587
Direct Line Insurance Group PLC	97,540	327,057
DS Smith PLC	93,992	381,558
Experian PLC	30,254	1,061,881
Fiat Chrysler Automobiles NV *	90,046	913,224
G4S PLC	17,490	24,743
GlaxoSmithKline PLC	15,059	304,187
GlaxoSmithKline PLC ADR	76,452	3,118,477
GVC Holdings PLC	29,518	270,559
Halma PLC	16,332	465,302
Hargreaves Lansdown PLC	11,352	228,926
Hiscox Ltd	4,986	48,667
HomeServe PLC	16,751	270,813
Howden Joinery Group PLC	38,751	265,296
HSBC Holdings PLC	24,082	111,923
HSBC Holdings PLC ADR	86,379	2,015,222
Imperial Brands PLC	47,963	913,055
Informa PLC	39,104	226,089
InterContinental Hotels Group PLC	2,022	89,261
InterContinental Hotels Group PLC ADR	2,767	122,744
Intermediate Capital Group PLC	12,074	192,626
International Consolidated Airlines Group SA	40,150	110,740
Intertek Group PLC	5,159	347,464
ITV PLC	219,113	202,510
J Sainsbury PLC	97,734	252,931
JD Sports Fashion PLC	20,733	159,575
Johnson Matthey PLC	11,914	310,287
Kingfisher PLC	111,306	306,224
Legal & General Group PLC	290,984	793,294
Lloyds Banking Group PLC	1,645,224	634,660
Lloyds Banking Group PLC ADR	75,365	113,047
London Stock Exchange Group PLC	8,815	916,717
M&G PLC	70,434	146,252
Melrose Industries PLC	192,041	270,690
Mondi PLC	26,745	500,264
National Grid PLC	27,031	329,789
National Grid PLC ADR	11,106	674,578
Next PLC	4,473	270,818
Ninety One PLC *	18,272	46,931
Ocado Group PLC *	7,669	192,725
Pearson PLC	16,763	119,333
Pearson PLC ADR	24,554	177,525
Pennon Group PLC	16,981	235,148
Persimmon PLC *	19,918	563,711
Phoenix Group Holdings PLC	29,822	238,306

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-107

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Prudential PLC	10,345	$155,879
Prudential PLC ADR	21,312	647,459
Reckitt Benckiser Group PLC	19,594	1,802,617
RELX PLC	37,392	865,412
RELX PLC ADR	21,073	496,480
Rentokil Initial PLC	78,389	495,667
Rightmove PLC	48,028	324,647
Rolls-Royce Holdings PLC *	52,679	185,989
Royal Bank of Scotland Group PLC	76,324	114,581
Royal Bank of Scotland Group PLC ADR	42,754	130,400
RSA Insurance Group PLC	44,280	224,253
Schroders PLC	4,462	162,853
Schroders PLC - Non-Voting	1,879	48,275
Severn Trent PLC	8,933	273,384
Smith & Nephew PLC	24,457	455,723
Smith & Nephew PLC ADR	1,812	69,073
Smiths Group PLC	14,240	248,942
Spectris PLC	4,422	138,110
Spirax-Sarco Engineering PLC	2,764	340,276
SSE PLC	45,924	777,637
St James’s Place PLC	35,321	415,321
Standard Chartered PLC	119,846	649,661
Standard Life Aberdeen PLC	109,706	363,532
Subsea 7 SA *	14,359	91,566
Tate & Lyle PLC	32,467	268,396
Taylor Wimpey PLC	241,132	425,600
Tesco PLC	319,996	900,041
The Sage Group PLC	36,903	306,329
The Weir Group PLC	6,922	90,964
Travis Perkins PLC	11,434	159,413
Unilever NV	12,940	689,931
Unilever NV ‘NY’	35,689	1,901,153
Unilever PLC	2,665	143,753
Unilever PLC ADR	31,825	1,746,556
United Utilities Group PLC	19,816	222,667
Vodafone Group PLC	619,626	985,056
Vodafone Group PLC ADR	17,315	276,001
Whitbread PLC *	8,821	242,688
Wm Morrison Supermarkets PLC	127,056	299,310
WPP PLC	53,083	413,852
WPP PLC ADR	2,647	103,577

		59,464,564

United States - 0.5%

Bausch Health Cos Inc *	12,459	227,892
BRP Inc	1,000	42,649
Carnival PLC	1,157	14,153
Carnival PLC ADR	4,044	50,874
Ferguson PLC	8,703	711,614
James Hardie Industries PLC	17,369	334,677
Ovintiv Inc	9,427	90,028
QIAGEN NV *	6,766	291,445
Waste Connections Inc	6,727	630,843

		2,394,175

Zambia - 0.1%

First Quantum Minerals Ltd	34,740	276,876

Total Common Stocks (Cost $507,570,538)		511,923,319

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.1%

Repurchase Agreement - 0.1%

Fixed Income Clearing Corp 0.000% due 07/01/20 (Dated 06/30/20, repurchase price of $350,309; collateralized by U.S. Treasury Notes: 0.125% due 04/15/25 and value $357,358)	$350,309	$350,309

Total Short-Term Investment (Cost $350,309)		350,309

TOTAL INVESTMENTS - 99.3% (Cost $511,286,714)		515,149,361

OTHER ASSETS & LIABILITIES, NET - 0.7%		3,756,351

NET ASSETS - 100.0%		$518,905,712

Notes to Schedule of Investments

(a)	As of June 30, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	24.4%
Financial	17.3%
Industrial	14.0%
Consumer, Cyclical	13.7%
Basic Materials	8.7%
Communications	7.1%
Technology	5.3%
Energy	4.9%
Utilities	3.6%
Others (each less than 3.0%)	0.3%

99.3%
Other Assets & Liabilities, Net	0.7%

100.0%

(b)	As of June 30, 2020, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Japan	23.9%
United Kingdom	11.5%
France	8.9%
Canada	8.8%
Switzerland	8.6%
Germany	7.7%
Australia	6.8%
Netherlands	3.8%
Others (each less than 3.0%)	19.3%

99.3%
Other Assets & Liabilities, Net	0.7%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-108

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$93,374	$93,374	$-	$-
	Preferred Stocks	2,782,359	-	2,782,359	-
	Common Stocks
	Australia	35,422,525	4,100,113	31,322,412	-
	Austria	764,869	-	764,869	-
	Belgium	4,842,099	79,373	4,762,726	-
	Brazil	481,477	481,477	-	-
	Cambodia	142,319	-	142,319	-
	Canada	45,455,771	45,099,660	356,111	-
	Chile	449,289	227,848	221,441	-
	China	2,125,869	986,567	1,139,302	-
	Colombia	189,227	-	189,227	-
	Denmark	10,996,968	1,138,077	9,858,891	-
	Finland	6,887,685	150,146	6,737,539	-
	France	46,343,358	59,500	46,283,858	-
	Germany	37,444,052	429,469	37,014,583	-
	Hong Kong	13,135,301	450,842	12,684,459	-
	Ireland	4,139,468	1,646,537	2,492,931	-
	Israel	2,542,716	642,071	1,900,645	-
	Italy	9,364,241	84,774	9,279,467	-
	Japan	123,939,400	2,158,266	121,781,134	-
	Jordan	219,282	-	219,282	-
	Luxembourg	1,157,920	87,167	1,070,753	-
	Macau	1,176,764	-	1,176,764	-
	Mexico	94,469	-	94,469	-
	Netherlands	19,859,259	10,294,951	9,564,308	-
	New Zealand	2,327,750	-	2,327,750	-
	Norway	3,403,474	-	3,403,474	-
	Portugal	892,541	-	892,541	-
	Russia	116,702	-	116,702	-
	Singapore	4,406,281	-	4,406,281	-
	South Africa	1,012,124	-	1,012,124	-
	Spain	11,081,367	660,739	10,420,628	-
	Sweden	15,003,038	128,707	14,874,331	-
	Switzerland	44,368,676	2,006,725	42,361,951	-
	United Arab Emirates	1,423	-	1,423	-
	United Kingdom	59,464,564	23,472,764	35,991,800	-
	United States	2,394,175	1,333,731	1,060,444	-
	Zambia	276,876	276,876	-	-

	Total Common Stocks	511,923,319	95,996,380	415,926,939	-

	Short-Term Investment	350,309	-	350,309	-

	Total	$515,149,361	$96,089,754	$419,059,607	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110

A-109

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms

June 30, 2020 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
§	Variable rate investments. The rate shown is based on the latest available information as of June 30, 2020. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less, or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
Y	Issuer filed bankruptcy and/or is in default as of June 30, 2020.
#	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
Ω	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees (the ‘Board”). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940.
l	Total shares owned by the Fund as of June 30, 2020 were less than one share.
>>	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
±	Investments categorized as a significant unobservable input (Level 3).

Reference Rate Abbreviations:
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

Currency Abbreviations:
USD	United States Dollar

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
‘NY’	New York Shares
PIK	Payment In Kind
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The countries listed in the Schedules of Investments are based on country of risk.

The sectors listed in the Schedules of Investments are obtained from a third party source (that is not affiliated with the Trust or the investment adviser) believed to be reliable. Sector names and weightings could be different if obtained from another source.

See Notes to Financial Statements

A-110

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2020 (Unaudited)

	PD 1-3 Year Corporate Bond Portfolio	PD Aggregate Bond Index Portfolio	PD High Yield Bond Market Portfolio	PD Large-Cap Growth Index Portfolio	PD Large-Cap Value Index Portfolio	PD Small-Cap Growth Index Portfolio
ASSETS
Investments, at value (excluding derivatives)	$185,710,803	$985,719,836	$389,524,674	$813,290,131	$781,601,946	$67,905,833
Repurchase agreements, at value	-	-	-	12,260,443	20,846,172	879,267
Cash	524,545	-	136,318	2,106,782	714,766	70,965
Cash (segregated for derivative investments)	-	-	-	1,034,000	1,779,000	110,000
Receivables:
Dividends and interest	1,404,148	4,559,842	6,374,120	389,622	1,250,469	25,006
Fund shares sold	179,132	268,673	338,148	-	971,127	-
Securities sold	305,981	588,881	668,963	73,086	18,586	32,136
Variation margin on futures contracts	-	-	-	222,261	316,728	28,452
Prepaid expenses and other assets	500	1,988	863	1,832	1,795	140
Total Assets	188,125,109	991,139,220	397,043,086	829,378,157	807,500,589	69,051,799
LIABILITIES
Payables:
Fund shares redeemed	-	2,082	-	56,211	-	74,040
Securities purchased	2,912,574	84,891,005	5,507,514	2,188,046	2,239,866	72,484
Accrued advisory fees	25,567	94,757	57,206	91,043	87,594	7,850
Accrued support service expenses	4,433	17,356	6,613	13,282	12,817	1,031
Accrued custodian, and portfolio accounting and tax fees	54,675	207,862	94,725	55,642	56,350	28,152
Accrued shareholder report expenses	6,489	25,657	9,214	20,492	20,747	1,548
Accrued trustees’ fees and expenses and deferred compensation	3,546	16,813	4,265	11,006	11,866	1,588
Accrued other	6,016	19,658	8,480	25,531	24,064	2,254
Total Liabilities	3,013,300	85,275,190	5,688,017	2,461,253	2,453,304	188,947
NET ASSETS	$185,111,809	$905,864,030	$391,355,069	$826,916,904	$805,047,285	$68,862,852
NET ASSETS CONSIST OF:
Paid-in capital	$164,440,327	$696,386,011	$326,912,870	$194,148,780	$491,630,564	($5,643,809)
Undistributed/accumulated earnings (deficit)	20,671,482	209,478,019	64,442,199	632,768,124	313,416,721	74,506,661
NET ASSETS	$185,111,809	$905,864,030	$391,355,069	$826,916,904	$805,047,285	$68,862,852
Shares outstanding, $.001 par value (unlimited shares authorized)	16,415,064	64,481,951	24,052,051	16,139,339	28,468,413	2,078,632
Net Asset Value Per Share	$11.28	$14.05	$16.27	$51.24	$28.28	$33.13

Investments, at cost (excluding derivatives)	$181,403,633	$922,625,280	$394,054,513	$474,437,532	$772,781,085	$59,285,405
Repurchase agreements, at cost	-	-	-	12,260,443	20,846,172	879,267

See Notes to Financial Statements

B-1

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2020 (Unaudited)

	PD Small-Cap Value Index Portfolio	PD Emerging Markets Portfolio	PD International Large-Cap Portfolio
ASSETS
Investments, at value (excluding derivatives)	$64,447,596	$205,705,440	$514,799,052
Repurchase agreements, at value	1,285,157	-	350,309
Cash	19,053	-	12,608
Cash (segregated for derivative investments)	40,400	-	-
Foreign currency held, at value	-	219,862	942,234
Receivables:
Dividends and interest	93,863	884,703	2,803,830
Fund shares sold	-	-	115,142
Securities sold	1,297,169	362,036	441,738
Variation margin on futures contracts	5,753	-	-
Prepaid expenses and other assets	134	438	1,486
Total Assets	67,189,125	207,172,479	519,466,399
LIABILITIES
Payables:
Fund shares redeemed	30,971	67,761	191,237
Securities purchased	2,283,867	-	141,108
Due to custodian	-	26,861	-
Accrued advisory fees	7,510	69,569	89,934
Accrued support service expenses	951	3,240	8,909
Accrued custodian, and portfolio accounting and tax fees	29,901	81,966	92,323
Accrued shareholder report expenses	1,755	5,328	14,886
Accrued trustees’ fees and expenses and deferred compensation	2,330	3,121	8,836
Accrued foreign capital gains tax	-	85,623	-
Accrued other	1,220	6,189	13,454
Other liabilities	-	71	-
Total Liabilities	2,358,505	349,729	560,687
NET ASSETS	$64,830,620	$206,822,750	$518,905,712
NET ASSETS CONSIST OF:
Paid-in capital	($14,057,116)	$176,472,405	$417,002,692
Undistributed/accumulated earnings (deficit)	78,887,736	30,350,345	101,903,020
NET ASSETS	$64,830,620	$206,822,750	$518,905,712
Shares outstanding, $.001 par value (unlimited Class P shares authorized)	3,109,225	12,785,473	29,164,897
Net Asset Value Per Share	$20.85	$16.18	$17.79

Investments, at cost (excluding derivatives)	$72,116,568	$197,244,015	$510,936,405
Repurchase agreements, at cost	1,285,157	-	350,309
Foreign currency held, at cost	-	220,138	946,038

See Notes to Financial Statements

B-2

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2020 (Unaudited)

	PD 1-3 Year Corporate Bond Portfolio	PD Aggregate Bond Index Portfolio	PD High Yield Bond Market Portfolio	PD Large-Cap Growth Index Portfolio	PD Large-Cap Value Index Portfolio	PD Small-Cap Growth Index Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$-	$-	$-	$4,529,569	$11,112,728	$225,948
Interest, net of foreign taxes withheld	2,694,828	10,518,334	11,492,312	239	4,963	112
Total Investment Income	2,694,828	10,518,334	11,492,312	4,529,808	11,117,691	226,060

EXPENSES
Advisory fees	171,268	596,667	327,654	503,164	492,016	42,375
Support services expenses	8,414	32,596	12,651	26,047	25,444	1,987
Custodian fees and expenses	2,270	28,697	3,444	9,710	10,452	6,148
Portfolio accounting and tax fees	52,724	180,043	95,259	47,599	49,625	21,412
Shareholder report expenses	2,541	9,919	3,798	8,125	8,075	619
Legal and audit fees	4,438	17,362	6,728	14,300	14,125	1,087
Trustees’ fees and expenses	2,128	8,182	3,299	6,919	6,927	541
Transfer agency fees and expenses	49	898	225	529	734	-
Interest expense	40	-	273	1,322	94	60
Licensing fee	-	-	-	35,578	35,515	2,662
Other	1,034	4,375	1,577	6,392	6,336	468
Total Expenses	244,906	878,739	454,908	659,685	649,343	77,359
NET INVESTMENT INCOME (LOSS)	2,449,922	9,639,595	11,037,404	3,870,123	10,468,348	148,701

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	(3,616,635)	4,070,191	(9,644,452)	73,429,719	5,781,183	1,861,644
Futures contract transactions	-	-	-	5,409,701	6,555,237	61,988
Net Realized Gain (Loss)	(3,616,635)	4,070,191	(9,644,452)	78,839,420	12,336,420	1,923,632

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	1,168,491	30,877,251	(11,574,535)	12,757,502	(121,797,930)	(40,445)
Futures contracts	-	-	-	352,078	190,088	35,782
Change in Net Unrealized Appreciation (Depreciation)	1,168,491	30,877,251	(11,574,535)	13,109,580	(121,607,842)	(4,663)
NET GAIN (LOSS)	(2,448,144)	34,947,442	(21,218,987)	91,949,000	(109,271,422)	1,918,969
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,778	$44,587,037	($10,181,583)	$95,819,123	($98,803,074)	$2,067,670

Foreign taxes withheld on dividends and interest	$-	$-	$-	$208	$-	$69

See Notes to Financial Statements

B-3

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2020 (Unaudited)

	PD Small-Cap Value Index Portfolio	PD Emerging Markets Portfolio	PD International Large-Cap Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$669,280	$2,513,462	$7,452,376
Interest, net of foreign taxes withheld	225	256	864
Total Investment Income	669,505	2,513,718	7,453,240

EXPENSES
Advisory fees	40,826	392,855	523,796
Support services expenses	1,900	6,459	17,653
Custodian fees and expenses	5,220	52,330	28,891
Portfolio accounting and tax fees	22,701	45,852	54,136
Shareholder report expenses	635	2,056	5,661
Legal and audit fees	1,098	3,589	9,835
Trustees’ fees and expenses	529	1,739	4,788
Transfer agency fees and expenses	-	-	295
Interest expense	34	828	788
Licensing fee	3,108	-	-
Other	467	2,004	4,411
Total Expenses	76,518	507,712	650,254
NET INVESTMENT INCOME (LOSS)	592,987	2,006,006	6,802,986

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions, net of foreign capital gains tax withheld	(1,500,116)	(2,958,912)	(6,045,602)
Foreign currency transactions	-	(170,441)	(114,277)
Futures contract transactions	63,257	(603,123)	(30,309)
Net Realized Gain (Loss)	(1,436,859)	(3,732,476)	(6,190,188)

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities, net of deferred foreign capital gains tax	(9,762,141)	(19,238,362)	(61,782,406)
Foreign currencies	-	(20,857)	(13,146)
Futures contracts	877	-	-
Change in Net Unrealized Appreciation (Depreciation)	(9,761,264)	(19,259,219)	(61,795,552)
NET GAIN (LOSS)	(11,198,123)	(22,991,695)	(67,985,740)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($10,605,136)	($20,985,689)	($61,182,754)

Foreign taxes withheld on dividends and interest	$596	$319,745	$805,767
Foreign capital gains tax withheld	-	-	-
Change in deferred foreign capital gains tax	-	(39,176)	-

See Notes to Financial Statements

B-4

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2020 (1)	Year Ended December 31, 2019	Period Ended June 30, 2020 (1)	Year Ended December 31, 2019	Period Ended June 30, 2020 (1)	Year Ended December 31, 2019
	PD 1-3 Year Corporate Bond Portfolio		PD Aggregate Bond Index Portfolio		PD High Yield Bond Market Portfolio
OPERATIONS
Net investment income (loss)	$2,449,922	$5,991,615	$9,639,595	$23,470,180	$11,037,404	$18,531,127
Net realized gain (loss)	(3,616,635)	28,911	4,070,191	716,615	(9,644,452)	(2,049,111)
Change in net unrealized appreciation (depreciation)	1,168,491	4,957,633	30,877,251	49,204,055	(11,574,535)	20,200,097
Net Increase (Decrease) in Net Assets Resulting from Operations	1,778	10,978,159	44,587,037	73,390,850	(10,181,583)	36,682,113

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	12,049,732	32,254,435	146,107,078	39,742,074	39,641,131	163,536,635
Cost of shares repurchased	(67,310,716)	(14,052,078)	(182,235,478)	(248,960,993)	(2,874,255)	(18,777,802)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(55,260,984)	18,202,357	(36,128,400)	(209,218,919)	36,766,876	144,758,833
NET INCREASE (DECREASE) IN NET ASSETS	(55,259,206)	29,180,516	8,458,637	(135,828,069)	26,585,293	181,440,946

NET ASSETS
Beginning of Year or Period	240,371,015	211,190,499	897,405,393	1,033,233,462	364,769,776	183,328,830
End of Year or Period	$185,111,809	$240,371,015	$905,864,030	$897,405,393	$391,355,069	$364,769,776

	PD Large-Cap Growth Index Portfolio		PD Large-Cap Value Index Portfolio		PD Small-Cap Growth Index Portfolio
OPERATIONS
Net investment income (loss)	$3,870,123	$7,919,829	$10,468,348	$18,458,131	$148,701	$277,743
Net realized gain (loss)	78,839,420	62,558,895	12,336,420	44,528,657	1,923,632	1,720,313
Change in net unrealized appreciation (depreciation)	13,109,580	145,454,033	(121,607,842)	103,958,933	(4,663)	9,593,322
Net Increase (Decrease) in Net Assets Resulting from Operations	95,819,123	215,932,757	(98,803,074)	166,945,721	2,067,670	11,591,378

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	63,012,275	61,629,747	143,921,384	64,625,926	8,982,822	17,924,788
Cost of shares repurchased	(120,051,532)	(85,966,135)	(41,792,558)	(50,619,255)	(4,014,405)	(3,587,556)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(57,039,257)	(24,336,388)	102,128,826	14,006,671	4,968,417	14,337,232
NET INCREASE (DECREASE) IN NET ASSETS	38,779,866	191,596,369	3,325,752	180,952,392	7,036,087	25,928,610

NET ASSETS
Beginning of Year or Period	788,137,038	596,540,669	801,721,533	620,769,141	61,826,765	35,898,155
End of Year or Period	$826,916,904	$788,137,038	$805,047,285	$801,721,533	$68,862,852	$61,826,765

	PD Small-Cap Value Index Portfolio		PD Emerging Markets Portfolio		PD International Large-Cap Portfolio
OPERATIONS
Net investment income (loss)	$592,987	$1,275,859	$2,006,006	$4,924,571	$6,802,986	$15,354,430
Net realized gain (loss)	(1,436,859)	3,969,507	(3,732,476)	3,738,577	(6,190,188)	5,917,384
Change in net unrealized appreciation (depreciation)	(9,761,264)	10,033,270	(19,259,219)	20,981,748	(61,795,552)	86,382,839
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,605,136)	15,278,636	(20,985,689)	29,644,896	(61,182,754)	107,654,653

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	15,115,821	4,546,920	28,500,071	15,636,818	36,142,946	16,589,324
Cost of shares repurchased	(1,500,036)	(38,426,807)	(4,589,212)	(36,214,882)	(14,313,650)	(95,193,093)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	13,615,785	(33,879,887)	23,910,859	(20,578,064)	21,829,296	(78,603,769)
NET INCREASE (DECREASE) IN NET ASSETS	3,010,649	(18,601,251)	2,925,170	9,066,832	(39,353,458)	29,050,884

NET ASSETS
Beginning of Year or Period	61,819,971	80,421,222	203,897,580	194,830,748	558,259,170	529,208,286
End of Year or Period	$64,830,620	$61,819,971	$206,822,750	$203,897,580	$518,905,712	$558,259,170

(1)	Unaudited.

See Notes to Financial Statements

B-5

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (2)
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PD 1-3 Year Corporate Bond
2020 (6)	$11.07	$0.13	$0.08	$0.21	$-	$-	$-	$11.28	0.24%	0.24%	2.38%	1.88%		$185,112	42%
2019	10.55	0.28	0.24	0.52	-	-	-	11.07	0.23%	0.23%	2.62%	4.96%		240,371	53%
2018	10.41	0.23	(0.09)	0.14	-	-	-	10.55	0.23%	0.23%	2.17%	1.33%		211,190	56%
2017	10.25	0.17	(0.01)	0.16	-	-	-	10.41	0.23%	0.23%	1.68%	1.50%		212,208	57%
2016	10.07	0.15	0.03	0.18	-	-	-	10.25	0.23%	0.23%	1.47%	1.80%		175,231	57%
2015	10.01	0.12	(0.06)	0.06	-	-	-	10.07	0.23%	0.23%	1.15%	0.65%		166,713	52%
PD Aggregate Bond Index
2020 (6)	$13.26	$0.16	$0.63	$0.79	$-	$-	$-	$14.05	0.21%	0.21%	2.29%	5.92%		$905,864	48%
2019	12.23	0.33	0.70	1.03	-	-	-	13.26	0.20%	0.20%	2.58%	8.43%		897,405	32%
2018	12.25	0.31	(0.33)	(0.02)	-	-	-	12.23	0.20%	0.20%	2.61%	(0.14%	)	1,033,233	43%
2017	11.85	0.28	0.12	0.40	-	-	-	12.25	0.20%	0.20%	2.32%	3.37%		1,028,214	55%
2016	11.58	0.26	0.01	0.27	-	-	-	11.85	0.20%	0.20%	2.18%	2.34%		868,896	52%
2015	11.54	0.24	(0.20)	0.04	-	-	-	11.58	0.19%	0.19%	2.10%	0.39%		816,901	69%
PD High Yield Bond Market
2020 (6)	$16.98	$0.48	($1.19)	($0.71)	$-	$-	$-	$16.27	0.25%	0.25%	6.05%	(4.18%	)	$391,355	15%
2019	14.84	0.95	1.19	2.14	-	-	-	16.98	0.26%	0.26%	5.84%	14.39%		364,770	27%
2018	15.24	0.89	(1.29)	(0.40)	-	-	-	14.84	0.31%	0.31%	5.82%	(2.57%	)	183,329	24%
2017	14.25	0.85	0.14	0.99	-	-	-	15.24	0.32%	0.32%	5.68%	6.93%		191,452	26%
2016	12.20	0.80	1.25	2.05	-	-	-	14.25	0.34%	0.34%	6.06%	16.79%		156,806	23%
2015	12.81	0.75	(1.36)	(0.61)	-	-	-	12.20	0.35%	0.35%	5.85%	(4.74%	)	132,108	42%
PD Large-Cap Growth Index
2020 (6)	$46.71	$0.23	$4.30	$4.53	$-	$-	$-	$51.24	0.17%	0.17%	0.98%	9.70%		$826,917	23%
2019	34.32	0.45	11.94	12.39	-	-	-	46.71	0.17%	0.17%	1.10%	36.10%		788,137	26%
2018	34.94	0.44	(1.06)	(0.62)	-	-	-	34.32	0.17%	0.17%	1.17%	(1.78%	)	596,541	23%
2017	26.90	0.39	7.65	8.04	-	-	-	34.94	0.18%	0.18%	1.25%	29.90%		615,085	20%
2016	25.16	0.37	1.37	1.74	-	-	-	26.90	0.17%	0.17%	1.46%	6.91%		470,206	16%
2015	23.87	0.34	0.95	1.29	-	-	-	25.16	0.16%	0.16%	1.39%	5.40%		434,271	18%
PD Large-Cap Value Index
2020 (6)	$33.65	$0.39	($5.76)	($5.37)	$-	$-	$-	$28.28	0.17%	0.17%	2.72%	(15.96%	)	$805,047	24%
2019	26.64	0.77	6.24	7.01	-	-	-	33.65	0.17%	0.17%	2.51%	26.32%		801,722	21%
2018	29.08	0.71	(3.15)	(2.44)	-	-	-	26.64	0.17%	0.17%	2.46%	(8.41%	)	620,769	20%
2017	25.63	0.62	2.83	3.45	-	-	-	29.08	0.18%	0.18%	2.31%	13.48%		693,741	18%
2016	21.90	0.59	3.14	3.73	-	-	-	25.63	0.16%	0.16%	2.55%	17.00%		564,780	25%
2015	22.76	0.51	(1.37)	(0.86)	-	-	-	21.90	0.16%	0.16%	2.29%	(3.77%	)	506,423	19%
PD Small-Cap Growth Index
2020 (6)	$34.13	$0.07	($1.07)	($1.00)	$-	$-	$-	$33.13	0.26%	0.26%	0.49%	(2.95%	)	$68,863	35%
2019	26.64	0.16	7.33	7.49	-	-	-	34.13	0.26%	0.26%	0.51%	28.15%		61,827	43%
2018	29.40	0.14	(2.90)	(2.76)	-	-	-	26.64	0.25%	0.25%	0.47%	(9.42%	)	35,898	40%
2017	24.11	0.16	5.13	5.29	-	-	-	29.40	0.23%	0.23%	0.62%	21.95%		113,300	33%
2016	21.67	0.18	2.26	2.44	-	-	-	24.11	0.20%	0.20%	0.81%	11.27%		137,759	40%
2015	22.02	0.13	(0.48)	(0.35)	-	-	-	21.67	0.19%	0.19%	0.55%	(1.60%	)	113,020	36%
PD Small-Cap Value Index
2020 (6)	$27.16	$0.22	($6.53)	($6.31)	$-	$-	$-	$20.85	0.26%	0.26%	2.04%	(23.22%	)	$64,831	35%
2019	22.25	0.50	4.41	4.91	-	-	-	27.16	0.25%	0.25%	1.99%	22.06%		61,820	37%
2018	25.56	0.47	(3.78)	(3.31)	-	-	-	22.25	0.22%	0.22%	1.81%	(12.97%	)	80,421	37%
2017	23.76	0.44	1.36	1.80	-	-	-	25.56	0.21%	0.21%	1.83%	7.59%		194,343	37%
2016	18.09	0.42	5.25	5.67	-	-	-	23.76	0.19%	0.19%	2.13%	31.35%		227,623	35%
2015	19.56	0.38	(1.85)	(1.47)	-	-	-	18.09	0.19%	0.19%	2.00%	(7.50%	)	145,971	31%

See Notes to Financial Statements	See explanation of references on B-7

B-6

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (2)
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PD Emerging Markets
2020 (6)	$18.60	$0.17	($2.59)	($2.42)	$-	$-	$-	$16.18	0.54%	0.54%	2.13%	(13.01%	)	$206,823	7%
2019	16.07	0.45	2.08	2.53	-	-	-	18.60	0.53%	0.53%	2.59%	15.75%		203,898	16%
2018	18.63	0.35	(2.91)	(2.56)	-	-	-	16.07	0.52%	0.52%	1.98%	(13.77%	)	194,831	13%
2017	13.65	0.28	4.70	4.98	-	-	-	18.63	0.53%	0.53%	1.70%	36.49%		210,750	13%
2016	12.20	0.24	1.21	1.45	-	-	-	13.65	0.58%	0.58%	1.78%	11.93%		127,550	13%
2015	14.51	0.24	(2.55)	(2.31)	-	-	-	12.20	0.62%	0.62%	1.74%	(15.96%	)	114,358	25%
PD International Large-Cap
2020 (6)	$20.06	$0.24	($2.51)	($2.27)	$-	$-	$-	$17.79	0.26%	0.26%	2.73%	(11.34%	)	$518,906	3%
2019	16.49	0.53	3.04	3.57	-	-	-	20.06	0.26%	0.26%	2.88%	21.68%		558,259	10%
2018	19.28	0.50	(3.29)	(2.79)	-	-	-	16.49	0.26%	0.26%	2.67%	(14.44%	)	529,208	8%
2017	15.41	0.45	3.42	3.87	-	-	-	19.28	0.26%	0.26%	2.59%	25.07%		482,781	10%
2016	14.94	0.42	0.05	0.47	-	-	-	15.41	0.26%	0.26%	2.83%	3.14%		441,188	6%
2015	15.43	0.40	(0.89)	(0.49)	-	-	-	14.94	0.26%	0.26%	2.56%	(3.14%	)	397,781	6%

(1)	Per share amounts have been calculated using the average shares method.
(2)	No dividend and capital gain distributions have been made by the Funds under the current dividend and distribution policy.
(3)	The ratios for periods of less than one full year are annualized.
(4)	The ratios of expenses after expense reductions to average daily net assets are after adviser expense reimbursements, if any.
(5)	Total returns for periods of less than one full year are not annualized.
(6)	Unaudited for the six-month period ended June 30, 2020.

See Notes to Financial Statements

B-7

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

Pacific Select Fund (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open- end, investment management company. The Trust was organized on May 4, 1987 as a Massachusetts business trust (the “Massachusetts Trust”) and was reorganized as a Delaware statutory trust on June 30, 2016. In connection with other actions taken to accomplish the reorganization, the Massachusetts Trust, as sole initial shareholder of each Fund of the Trust, approved all material agreements of the Trust, including the investment advisory and sub-advisory agreements. These agreements were also approved by the initial Trustees of the Trust, who served as the Trustees of the Massachusetts Trust prior to the reorganization.

Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. As of June 30, 2020, the Trust was comprised of fifty separate funds, nine of which are presented in these financial statements (each individually a “Fund,” and collectively the “Funds” or the “Pacific Dynamix Underlying Funds”): PD 1-3 Year Corporate Bond Portfolio, PD Aggregate Bond Index Portfolio, PD High Yield Bond Market Portfolio, PD Large-Cap Growth Index Portfolio, PD Large-Cap Value Index Portfolio, PD Small-Cap Growth Index Portfolio, PD Small-Cap Value Index Portfolio, PD Emerging Markets Portfolio, and PD International Large-Cap Portfolio.

The Pacific Dynamix Underlying Funds currently offer Class P shares only.

Presently, only the Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth, and Pacific Dynamix — Growth Portfolios (collectively, the “Pacific Dynamix Portfolios”), the Investment Adviser and certain of its affiliates can invest in the Pacific Dynamix Underlying Funds.

There is a separate semi-annual report containing the financial statements for the Pacific Dynamix Portfolios, which is available without charge. For information on how to obtain the semi-annual report for the Pacific Dynamix Portfolios, see the Where to Go for More Information section of this report on page D-3.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.

A. INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as a Fund is informed of the ex-dividend date or upon receipt of the dividend. A Fund’s estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Investment income is recorded net of foreign taxes withheld, if any. A Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. A Fund will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which that Fund invests. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are recorded as interest income when received. Realized gains and losses from investment transactions are recorded on the basis of identified cost. Gains and losses realized on principal paydowns from mortgage-backed and asset-backed securities are recorded as interest income. Litigation settlements on securities that were previously held are recorded as realized gains on investment securities.

B. DISTRIBUTIONS TO SHAREHOLDERS

Each Pacific Dynamix Underlying Fund presented in these financial statements is treated as a partnership for Federal income tax purposes. As partnerships, none of these Funds are required to distribute taxable income and capital gains for Federal income tax purposes. No dividend and capital gain distributions have been made by the Pacific Dynamix Underlying Funds under the current dividend and distribution policy.

C. FOREIGN CURRENCY TRANSLATION

The Trust’s accounting records are maintained in U.S. dollars. The market value of investments and other assets and liabilities, which are denominated in non-U.S. currencies, are translated into U.S. dollars based on the applicable exchange rates at the end of each business day. Purchases and sales of investments and income and expenses, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates in effect on the transaction date.

None of the Funds separately report the effect of changes in foreign exchange rates from changes in market prices of investments held. Such changes are included with the net realized gain or loss and change in net unrealized appreciation or depreciation on investments. Other foreign currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currencies.

D. EXPENSE ALLOCATION

General expenses of the Trust are allocated to each Fund in proportion to its relative average daily net assets. Expenses directly attributable to a particular Fund are charged directly to that Fund.

C-1

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

E. OFFERING COSTS

A new Fund bears all costs (or the applicable pro-rata share if there is more than one new Fund) associated with the offering expenses of the Fund including legal, printing, and support services. All such costs are amortized as an expense of the new Fund on a straight-line basis over twelve months from commencement of operations.

F. NEW ACCOUNTING PRONOUNCEMENT

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.

3. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments, which includes using third party pricing services. Each valuation committee that values the Funds’ investments does so in accordance with the Valuation Policy. Notes 3B and 3C below describe in greater detail the methodologies used to value each Fund’s investments.

B. DETERMINATION OF NET ASSET VALUE (“NAV”)

Each Fund presented in these financial statements is divided into shares and share classes, if applicable. The price per share of each class of a Fund’s shares is called its NAV. The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV is calculated by taking the total value of a Fund’s assets, subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding.

Each Fund’s NAV is calculated once per day on each, every day that the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. Each Fund’s NAV is generally determined as of 4:00 p.m. Eastern Time on days that the NYSE is open. Information that becomes known to the Trust or its agents after the determination of the Fund’s NAV on a particular day will not normally be used to retroactively adjust the price of a Fund’s investment for that same business day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a NYSE scheduled holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the SEC), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders

Based on information obtained from the NYSE, it is anticipated that the NYSE will be closed when the following annual holidays are observed: New Year’s Day; Martin Luther King, Jr. Day; Washington’s Birthday; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. The NYSE is normally closed on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. In addition, the NYSE typically closes early (usually 1:00 p.m. Eastern Time) on the day after Thanksgiving and the day before Christmas Day. Although the Trust expects the same holidays to be observed in the future, the NYSE may modify its holiday schedule or hours of operation at any time. For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the scheduled closing time of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the scheduled close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments which may trade on weekends and other days when the Funds do not calculate their NAVs, The value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.

C. INVESTMENT VALUATION

In the event the NYSE closes prior to 4:00 p.m. Eastern Time, whether due to a scheduled or unscheduled early close, certain other markets or exchanges may remain open. Generally, the valuation of the securities in those markets or exchanges will follow the valuation procedures described below, which may be after the official closing time of the NYSE.

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Trust generally uses the official closing price or last reported sale price from an exchange and does not normally take into account trading, clearances or settlements that take place after the close of the NYSE. Investments for which no official closing price or last reported sales price are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

C-2

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Foreign Equity Investments

For foreign equity investments, the Trust generally uses the official closing price or the last reported sale price from the principal foreign exchanges,. The Trust may adjust for market events occurring between the close of certain foreign exchanges and the close of the NYSE. The Trust has retained an independent statistical analysis service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Exchange Traded Futures Contracts

Exchange traded futures contracts are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers. Exchange traded futures contracts for which no approved pricing services are available, are generally valued using the settlement price determined by the relevant exchange.

Domestic and Foreign Debt Investments

Debt investments, including short-term debt, are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy. Generally, the prices are obtained from approved pricing sources or services as of 4:00 p.m. Eastern Time.

Investments in Mutual Funds and Variable Insurance Trusts

Fund investments in affiliated or unaffiliated mutual funds (and/or variable insurance trusts) are valued at their respective published NAVs.

Investment Values Determined by a Valuation Committee

The Trust’s Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available, if there is a trading halt for individual holdings, or if there is an unscheduled market closure (e.g., in the event of a natural disaster, strikes, news of significant governmental actions, regulatory trading halts, system failures, terrorist threats or activities, or armed conflict, etc.) In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy, these Alternate Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, last reported sale/trade prices, and benchmark, proxy and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC, or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC or the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the scheduled close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of Pacific Life Insurance Company and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

● Level 1 – Quoted	prices (unadjusted) in active markets for identical investments
● Level 2 – Significant	observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
● Level 3 – Significant	unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange- traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board (as described in Note 3C) and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. A summary of each Fund’s investments as of June 30, 2020, as categorized under the three-tier hierarchy of inputs, can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.

C-3

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic, and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

C-4

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

4. INVESTMENTS AND RISKS

General Investment Risk

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested.

A Fund’s transactions in listed securities are settled/paid for upon delivery to or from their counterparties; therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Market and Regulatory Risk

Events in the financial markets and economy may cause volatility and uncertainty and affect Fund performance. Such adverse effects on performance could include a decline in the value and liquidity of securities held by a Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. It may also be unusually difficult to identify investment risks and opportunities, in which case investment goals may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money. Governmental and regulatory actions, including tax law changes, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.

Natural Disasters Risk

Natural disasters occur throughout the world and include events such as blizzards and ice storms, earthquakes, floods, hurricanes, pandemics, tidal waves, tornadoes, tsunamis, typhoons, volcanic eruptions, and wildfires. Although specific types of natural disasters may occur more frequently in certain geographic locations, such events are by their nature unpredictable and may cause sudden, severe and widespread damage that negatively impacts issuers, regions and economies in which a Fund invests. Should a Fund hold significant investments in, or have significant exposure to, an issuer, region or economy affected by a natural disaster, the Fund may lose money. Due to the interconnectedness of the global economy, natural disasters in one location may negatively impact issuers in other locations.

An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty. The impact of COVID-19 could adversely affect the economies and capital markets of many nations or the entire global economy, as well as individual companies, entire sectors, and securities and commodities markets (including liquidity), in ways that may not necessarily be foreseen at the present time, which could result in losses to a Fund.

LIBOR Phaseout Risk

In 2017, the United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that it will no longer compel the banks to continue to submit the daily rates for the calculation of LIBOR after 2021 and warned that LIBOR may cease to be available or appropriate for use beyond 2021. After the global financial crisis, regulators globally determined that existing interest rate benchmarks should be reformed based on concerns that LIBOR and other Interbank Offered Rates (“IBOR”) were susceptible to manipulation. Replacement rates for various IBORs have been identified and include the Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities.

While various regulators and industry bodies are working globally on transitioning to selected alternative rates, there remains uncertainty regarding the future utilization of LIBOR and other IBORs, including the transition to, and nature of, any selected replacement rates. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by a Fund or reduce the effectiveness of related Fund transactions such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on any of the Funds or on financial instruments in which a Fund invests, as well as other unforeseen effects, could result in losses to a Fund.

Equity Investments

Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

C-5

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Debt Investments

Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk and liquidity risk, which may affect their value. Many debt securities give the issuer the right to redeem (“call”) the security prior to maturity. If an issuer calls a security in which a Fund has invested, the Fund may not recoup the full amount of its initial investment in the security and may be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the called security. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High yield/high risk or “junk” securities may be more volatile than higher rated securities. High yield/high risk securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans, and short-term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase, and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt investments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations, and other mortgage-related securities, structured investment vehicles, and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign and Emerging Markets Investments

Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets. Risk may be more enhanced for investments in or exposure to investments in frontier market countries.

The Funds may face potential risks associated with the United Kingdom’s vote on June 23, 2016 to leave the European Union (the “EU”), commonly referred to as “Brexit.” There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. While the United Kingdom stopped being a member of the European Union as of January 31, 2020, the exact time frame for the full implementation of the Brexit transition is unknown and may change. Brexit may also increase the likelihood that other EU members may decide to leave the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU, and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events may have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of the Funds’ investments.
The countries listed in the Schedules of Investments for individual investment holdings (each a “Holding”) are each considered the country of risk to which a Holding, and therefore the Fund, is exposed. Each Holding’s country of risk is obtained from a third-party source that uses factors such as reporting currency, sales/revenue and location of management of the Holding’s issuer to determine country of risk. The country of risk may not be exclusive, however, as there may be other countries of risk to which a Holding is exposed that are not disclosed, although the country identified is expected to be the primary country of risk for that Holding. A Holding is generally subject to greater country risk based on where it conducts business or is economically tied to rather than where it is formed or incorporated. Foreign markets risks may include currency risk, market and regulatory risk, liquidity risk, emerging markets risk, frontier markets risk, and geographic focus risk, among other risks.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related and other asset-backed securities. These securities could include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

C-6

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Securities

Certain Funds may invest in securities issued by U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Securities

Certain Funds may purchase and sell securities on a when-issued basis, including To Be Announced (“TBA”) securities. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions Risk

Certain Funds may purchase or sell securities on a delayed-delivery basis, including TBA securities. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed- delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Repurchase Agreements

Certain Funds may enter into repurchase agreements with institutions that the Investment Adviser or sub-adviser has determined are creditworthy. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the security at an agreed upon price and time. Repurchase agreements permit a Fund to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the Funds at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a Fund are collateralized with cash or securities of a type that the Fund is permitted to hold. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest.

C-7

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

In the event of default on the obligation to repurchase a security held by a Fund as collateral, the Fund has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to the Fund under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied.

Segregation and Collateral Risk

If a Fund engages in certain transactions such as derivative investments, repurchase agreements, or repurchase-to-maturity transactions accounted for as secured borrowings, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the Fund’s books and records maintained by the custodian and/ or the manager of the Fund. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. In the event of the counterparty default on the transaction, a Fund has the right to liquidate the collateral and apply the proceeds to the counterparty’s obligations to that Fund. Upon an event of default, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied. There is also a possibility that a Fund could experience a delay in selling investments that are segregated as collateral.

5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest Rate Risk – A Fund may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

Foreign Investments and Currency Risk – A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues, and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.

Price Volatility Risk – Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions, and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Credit and Counterparty Risk – Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable

C-8

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

exchanges. A Fund’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the Funds by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts – A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin is deposited with a futures broker upon entering into futures contracts and can be funded with either cash or securities, in accordance with the initial margin requirements of the broker or the exchange.

During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

During the reporting period, the following Funds entered into futures contracts for the following reasons: The PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Small-Cap Growth Index, and PD Small-Cap Value Index Portfolios utilized futures contracts to provide market exposure for cash balances and dividend accruals, as well as to adjust market exposure to extended cash flow needs. The PD Emerging Markets Portfolio and PD International Large-Cap Portfolio utilized futures to equitize large flows of cash.

The following is a summary of the location of fair value amounts of derivative investments, if any, disclosed in the Trust’s Statements of Assets and Liabilities. An exchange traded investment’s value reflects the cumulative value. Only the current day’s variation margin is reported on the Statements of Assets and Liabilities.

Location on the Statements of Assets and Liabilities
Derivative Investments Risk Type	Asset Derivative Investments	Liability Derivative Investments
Equity contracts	Receivable: Variation margin on futures contracts	Payable: Variation margin on futures contracts

The following is a summary of fair values of investments in equity futures contracts disclosed in the Trust’s Statements of Assets and Liabilities, as of June 30, 2020:

	Total Value of Equity Contracts as of June 30, 2020
Portfolio	Assets	Liabilities
PD Large-Cap Growth Index	$407,068	$-
PD Large-Cap Value Index	265,613	-
PD Small-Cap Growth Index	39,460	-
PD Small-Cap Value Index	4,676	-

The following is a summary of the location of realized gains and losses and changes in net unrealized appreciation and depreciation of derivative investments, if any, disclosed in the Trust’s Statements of Operations:

Derivative Investment Risk Type	Location of Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Equity contracts	Net realized gain (loss) on futures contract transactions
Change in net unrealized appreciation (depreciation) on futures contracts

C-9

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The following is a summary of each Fund’s realized gain and/or loss and change in net unrealized appreciation and/or depreciation on derivative investments recognized in the Trust’s Statements of Operations categorized by primary risk exposure for the period ended June 30, 2020:

	Realized Gain (Loss) on Derivative Investments Recognized in the Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statement of Operations
Portfolio	Equity Contracts	Equity Contracts
PD Large-Cap Growth Index	$5,409,701	$352,078
PD Large-Cap Value Index	6,555,237	190,088
PD Small-Cap Growth Index	61,988	35,782
PD Small-Cap Value Index	63,257	877
PD Emerging Markets	(603,123)	-
PD International Large-Cap	(30,309)	-

For applicable Funds, the following is a summary of the average number of positions and values of futures contracts, which serve as indicators of volume of derivative activity, for the period ended June 30, 2020:

	Average Derivative Positions and Value of Futures Contracts
Portfolio	Number of Positions	Value
PD Large-Cap Growth Index	2	$827,942
PD Large-Cap Value Index	2	1,360,584
PD Small-Cap Growth Index	2	34,472
PD Small-Cap Value Index	2	17,167

In addition to the table above, the amounts of net realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments as disclosed in the Statements of Operations serve as indicators of volume of futures for each applicable Fund for the period ended June 30, 2020.

C. ENFORCEABLE MASTER NETTING ARRANGEMENTS

Master Agreements and Netting Arrangements – Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit related events that if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

Certain Funds held financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements). Certain Funds presented in these financial statements had investments in repurchase agreements. The gross value and related collateral for these investments are presented in each applicable Fund’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral held by each applicable Fund presented in these financial statements exceeded the value of the repurchase agreements as of June 30, 2020.

C-10

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

6. INVESTMENT ADVISORY, SUPPORT SERVICES, AGENCY, AND DISTRIBUTION AGREEMENTS

Pursuant to an Investment Advisory Agreement, PLFA, a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”), serves as Investment Adviser to each Fund of the Trust. PLFA receives investment advisory fees from each Fund which are based on the following annual percentages of the average daily net assets of each Fund. Pursuant to Sub-Advisory Agreements, the Trust and PLFA engage various investment management firms under PLFA’s supervision to sub-advise each of the Funds presented in these financial statements. PLFA, as Investment Adviser to each Fund of the Trust, pays management fees to these sub-advisers as compensation for their sub-advisory services provided to the Trust. As of June 30, 2020, the investment advisory fees that PLFA receives from each Fund, based upon an annual percentage of the average daily net assets of each Fund, and the sub-adviser of each Fund, are as follows:

Portfolio	Investment Advisory Fee Rate	Sub-Adviser(s)
PD 1-3 Year Corporate Bond	0.20% on first $50 million 0.19% on next $50 million 0.14% on excess	SSGA Funds Management, Inc.
PD Aggregate Bond Index	0.16% on first $50 million 0.15% on next $50 million 0.14% on excess	SSGA Funds Management, Inc.
PD High Yield Bond Market	0.35% on first $50 million 0.22% on next $50 million 0.14% on excess	SSGA Funds Management, Inc.
PD Large-Cap Growth Index PD Large-Cap Value Index PD Small-Cap Growth Index PD Small-Cap Value Index	0.14% on first $300 million 0.12% on excess	BlackRock Investment Management, LLC
PD Emerging Markets	0.60% on first $50 million 0.35% on excess	Dimensional Fund Advisors LP
PD International Large-Cap	0.25% on first $100 million 0.20% on excess	Dimensional Fund Advisors LP

Pursuant to an Agreement for Administration and Support Services (the “Administration Agreement”), Pacific Life and PLFA provide support services to the Trust that are outside the scope of the Investment Adviser’s responsibilities under the Advisory Agreement. Under the Administration Agreement, the Trust compensates Pacific Life and PLFA for their expenses in providing support services to the Trust in connection with various matters, including the expense of registering and qualifying the Trust on state and Federal levels, providing legal, compliance, accounting, tax, chief compliance officer services, and on-going compliance, maintaining the Trust’s legal existence, shareholders’ meetings and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to existing shareholders. The Trust reimburses Pacific Life and PLFA for these support services on an approximate cost basis.

Pursuant to a Transfer Agency and Service Agreement, State Street Bank and Trust Company serves as transfer agent for all Class P shares of the Pacific Dynamix Underlying Funds and is compensated by the Trust for these services.

7. TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES AND EXPENSES FOR SUPPORT SERVICES

The Investment Adviser and Pacific Life are related parties. The advisory fees earned by the Investment Adviser and expenses for support services recovered by PLFA and Pacific Life (see Note 6) from each Fund presented in these financial statements for the period ended June 30, 2020 are presented in the Statements of Operations. The amounts of each of these fees that remained payable as of June 30, 2020 are presented in the Statements of Assets and Liabilities.

B. INDEPENDENT TRUSTEES

The Trust pays each independent trustee of the Board retainer fees and specified amounts as compensation for various Board and committee services and for chairing those committees. The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations. Each independent trustee of the Board is eligible to participate in the Trust’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees, which otherwise would be payable for services performed. Amounts in the deferral account are obligations of certain Funds of the Trust at the time of such deferral and are payable in accordance with the Plan. An independent trustee who defers compensation has the option to select one or more credit rate options for their deferred account that track the total return of certain Funds and share classes of the Trust or Pacific Funds Series Trust without a sales load. Pacific Funds Series Trust is a Delaware statutory trust and is registered under the 1940 Act as an open-end management investment company. PLFA is the Investment Adviser to Pacific Funds Series Trust. The obligation of certain Funds of the Trust under the Plan (the “DCP Liability”) is recorded as a liability (accrued trustees’ fees and expenses and deferred compensation). Accordingly, the market value appreciation or depreciation on a Fund’s DCP Liability account will cause the expenses of certain Funds of the Trust to increase or decrease due to market fluctuation. The change in net unrealized appreciation or depreciation due to the DCP Liability is recorded as an increase or decrease to expenses (trustees’ fees and expenses). For the period ended June 30, 2020, such expenses decreased by $6,403 for the applicable Funds of the Trust presented in these financial statements as a result of the market value depreciation on such accounts. As of June 30, 2020, the total amount in the DCP Liability accounts was $58,767 for all applicable Funds presented in these financial statements.

C-11

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

C. OFFICERS OF THE TRUST

All officers of the Trust are also officers of Pacific Life and/or PLFA and received no compensation from the Trust.

D. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the trustees which provides that the Trust will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Trust, to the fullest extent permitted by the Trust’s Declaration of Trust and By-Laws, the general trust law of the State of Delaware, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Trust enters into contracts with service providers and others that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Trust and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

E. INTERFUND TRANSACTIONS

In accordance with Rule 17a-7 under the 1940 Act and applicable Trust policies and procedures, purchase and sale transactions may be conducted between a Fund of the Trust and another Fund of the Trust, affiliated funds outside of the Trust or certain affiliates of the Trust if conducted at the independent “current market price” (the last sales price, intra-day price, or average of highest bid/lowest offer, as applicable) on a commission-free basis with no remuneration paid in connection with the transaction (other than cash payment against prompt delivery). At the quarterly Board meeting subsequent to the purchase and sale transactions taking place, the Board will be asked to determine that the transactions were conducted in compliance with applicable Trust policies and procedures.

For the period ended June 30, 2020, the purchase and sale transactions with an affiliated Fund conducted in compliance with Rule 17a-7 under the 1940 Act are summarized in the following table:

Portfolio	Purchases	Sales	Net Realized Gain (Loss)
PD Large-Cap Growth Index	$674,605	$5,480,204	$434,309
PD Large-Cap Value Index	5,738,477	897,375	(699,640)
PD Small-Cap Growth Index	535,085	423,228	(154,259)
PD Small-Cap Value Index	204,059	322,715	14,652

8. COMMITTED LINE OF CREDIT

The Trust has an unsecured $75,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”), which is renewed annually. The interest rate on borrowing under the line of credit agreement is the higher of the Federal Funds effective rate or the One-Month London Interbank Offered Rates (“LIBOR”) rate, plus 1.25%. The Trust pays the Bank a commitment fee equal to 0.25% per annum on the daily unused portion of the committed line of credit, up to an annual maximum of $187,500. As of June 30, 2020, the actual interest rate on borrowing by the Trust was 1.41%. The committed line of credit will expire on October 13, 2020 unless renewed and is available to all Funds presented in these financial statements except the PD 1-3 Year Corporate Bond, PD Aggregate Bond Index, and PD High Yield Bond Market Portfolios. The commitment fees and interest incurred by each applicable Fund presented in these financial statements are recorded as an expense. The commitment fees are allocated to each applicable Fund in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable Fund. During the reporting period, the weighted average interest rate and the average dollar amount of borrowings on the days that each applicable Fund had a loan outstanding were as follows:

Portfolio	Weighted Average Interest Rate	Average Dollar Amount of Borrowing
PD Large-Cap Growth Index	2.92%	$162,134
PD Small-Cap Growth Index	1.44%	272,906
PD Emerging Markets	2.69%	345,468
PD International Large Cap	2.16%	469,865

No Fund presented in these financial statements had a loan outstanding in connection with this revolving line of credit agreement as of June 30, 2020.

9. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments (excluding short-term investments) for the period ended June 30, 2020 are summarized in the following table:

	U.S. Government Securities
Portfolio	Purchases	Sales
PD Aggregate Bond Index	$321,108,330	$363,918,038

	Other Securities
Portfolio	Purchases	Sales
PD 1-3 Year Corporate Bond	$86,816,633	$138,346,826
PD Aggregate Bond Index	84,970,465	65,107,160
PD High Yield Bond Market	105,787,435	55,455,162
PD Large-Cap Growth Index	180,026,118	237,962,933
PD Large-Cap Value Index	294,137,604	182,512,742

	Other Securities
Portfolio	Purchases	Sales
PD Small-Cap Growth Index	$26,379,819	$21,742,537
PD Small-Cap Value Index	35,146,608	20,711,421
PD Emerging Markets	39,129,326	14,201,037
PD International Large-Cap	42,643,797	13,900,759

C-12

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

10. FEDERAL INCOME TAX INFORMATION

Each Pacific Dynamix Underlying Fund is treated as a partnership for Federal income tax purposes. A Fund that is treated as a partnership for Federal income tax purposes is not subject to income tax; and any income, gains, losses, deductions, and credits of the Fund are instead “passed through” pro rata to the insurance companies whose separate accounts invest in the Fund and retain the same character for Federal income tax purposes. An insurance company may benefit from this tax treatment. No dividends and capital gains distributions have been made by the Pacific Dynamix Underlying Funds under the current dividend and distribution policy since partnerships are not required to distribute taxable income and capital gains for Federal income tax purposes (see Note 2B). The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments on a tax basis is not applicable to Funds that are treated as partnerships for Federal income tax purposes.

Each Fund recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense. Management has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that no provision for income tax is required in the financial statements. Each Fund remains subject to examination by Federal and State tax authorities for the returns filed for tax years ended as of and after December 31, 2015.

11. SHARES OF BENEFICIAL INTEREST

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value unless otherwise determined by the trustees of the Board. Changes in shares of beneficial interest of each Fund for the period ended June 30, 2020 and the fiscal year ended December 31, 2019 were as follows:

	Period Ended June 30, 2020	Year Ended December 31, 2019	Period Ended June 30, 2020	Year Ended December 31, 2019	Period Ended June 30, 2020	Year Ended December 31, 2019
	PD 1-3 Year Corporate Bond Portfolio		PD Aggregate Bond Index Portfolio		PD High Yield Bond Market Portfolio
Class P
Shares sold	1,089,988	2,994,665	10,499,954	3,046,779	2,752,292	10,299,137
Shares repurchased	(6,390,913)	(1,304,654)	(13,678,332)	(19,850,324)	(180,999)	(1,167,972)
Net increase (decrease)	(5,300,925)	1,690,011	(3,178,378)	(16,803,545)	2,571,293	9,131,165
Shares outstanding, beginning of year or period	21,715,989	20,025,978	67,660,329	84,463,874	21,480,758	12,349,593
Shares outstanding, end of year or period	16,415,064	21,715,989	64,481,951	67,660,329	24,052,051	21,480,758

	PD Large-Cap Growth Index Portfolio		PD Large-Cap Value Index Portfolio		PD Small-Cap Growth Index Portfolio
Class P
Shares sold	1,726,679	1,559,699	6,140,777	2,150,544	397,600	574,589
Shares repurchased	(2,461,233)	(2,067,932)	(1,498,417)	(1,628,274)	(130,231)	(111,071)
Net increase (decrease)	(734,554)	(508,233)	4,642,360	522,270	267,369	463,518
Shares outstanding, beginning of year or period	16,873,893	17,382,126	23,826,053	23,303,783	1,811,263	1,347,745
Shares outstanding, end of year or period	16,139,339	16,873,893	28,468,413	23,826,053	2,078,632	1,811,263

	PD Small-Cap Value Index Portfolio		PD Emerging Markets Portfolio		PD International Large-Cap Portfolio
Class P
Shares sold	906,315	184,403	2,087,356	921,307	2,233,573	902,927
Shares repurchased	(73,545)	(1,522,727)	(266,618)	(2,084,125)	(891,718)	(5,168,365)
Net increase (decrease)	832,770	(1,338,324)	1,820,738	(1,162,818)	1,341,855	(4,265,438)
Shares outstanding, beginning of year or period	2,276,455	3,614,779	10,964,735	12,127,553	27,823,042	32,088,480
Shares outstanding, end of year or period	3,109,225	2,276,455	12,785,473	10,964,735	29,164,897	27,823,042

C-13

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include advisory fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire six-month period from January 1, 2020 to June 30, 2020.

ACTUAL EXPENSES

The first line of the table below for each Fund provides information about actual account values and actual expenses based on each Fund’s actual performance and each Fund’s actual expenses. The “Ending Account Value at 06/30/20” column shown is derived from the Fund’s actual performance; the “Annualized Expense Ratio” column shows the Fund’s actual annualized expense ratio; and the “Expenses Paid During the Period 01/01/20-06/30/20” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past six-month period from January 1, 2020 to June 30, 2020.

You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each Fund in your account, simply divide that Fund’s value by $1,000.00 (for example, an $8,600.00 Fund value divided by $1,000.00 = 8.6), then multiply this result by the number given for your portfolio(s) in the first line under the heading entitled “Expenses Paid During the Period 01/01/20-06/30/20.”

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table for each Fund provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and the actual Fund’s expenses. It assumes that the Fund had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.

You may use the hypothetical example information to compare the ongoing costs of investing in the Fund to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

Portfolio	Beginning Account Value at 01/01/20	Ending Account Value at 06/30/20	Annualized Expense Ratio	Expenses Paid During the Period 01/01/20- 06/30/20 (1)
PD 1-3 Year Corporate Bond

Actual	$1,000.00	$1,018.80	0.24%	$1.20

Hypothetical	$1,000.00	$1,023.67	0.24%	$1.21

PD Aggregate Bond Index

Actual	$1,000.00	$1,059.20	0.21%	$1.08

Hypothetical	$1,000.00	$1,023.82	0.21%	$1.06

PD High Yield Bond Market

Actual	$1,000.00	$958.20	0.25%	$1.22

Hypothetical	$1,000.00	$1,023.62	0.25%	$1.26

PD Large-Cap Growth Index

Actual	$1,000.00	$1,097.00	0.17%	$0.89

Hypothetical	$1,000.00	$1,024.02	0.17%	$0.86

PD Large-Cap Value Index

Actual	$1,000.00	$840.40	0.17%	$0.78

Hypothetical	$1,000.00	$1,024.02	0.17%	$0.86

Portfolio	Beginning Account Value at 01/01/20	Ending Account Value at 06/30/20	Annualized Expense Ratio	Expenses Paid During the Period 01/01/20- 06/30/20 (1)
PD Small-Cap Growth Index

Actual	$1,000.00	$970.50	0.26%	$1.27

Hypothetical	$1,000.00	$1,023.57	0.26%	$1.31

PD Small-Cap Value Index

Actual	$1,000.00	$767.80	0.26%	$1.14

Hypothetical	$1,000.00	$1,023.57	0.26%	$1.31

PD Emerging Markets

Actual	$1,000.00	$869.90	0.54%	$2.51

Hypothetical	$1,000.00	$1,022.18	0.54%	$2.72

PD International Large-Cap

Actual	$1,000.00	$886.60	0.26%	$1.22

Hypothetical	$1,000.00	$1,023.57	0.26%	$1.31

(1)

Expenses paid during the six-month period are equal to the Fund’s annualized expense ratio (shown in the table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366 days.

D-1

PACIFIC SELECT FUND

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

(Unaudited)

The Trust has adopted a liquidity risk management program (the “Program”). The Trust’s Board of Trustees (the “Board”) has designated the Liquidity Oversight Committee (the “Committee”) of Pacific Life Fund Advisors LLC (the “Investment Adviser”) as the administrator of the Program. Personnel of the Investment Adviser conduct the day-to-day operation of the Program pursuant to policies and procedures administered by the Committee.

Under the Program, the Committee manages the liquidity risk of each Fund of the Trust. Liquidity risk is the risk that a Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in that Fund. This risk is managed by monitoring the degree of liquidity of each Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. The Committee’s process for determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the Committee regarding the operation and effectiveness of the Program for the period June 1, 2019 through December 31, 2019. The report included, among other information, each Fund’s (i) investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed market conditions; (ii) short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and (iii) holdings of cash and cash equivalents, as well as relevant borrowing arrangements.

No significant liquidity events impacting any Fund were noted in the report. In addition, the Committee provided its assessment that the Program had been effective in managing each Fund’s liquidity risk.

D-2

PACIFIC SELECT FUND

WHERE TO GO FOR MORE INFORMATION

(Unaudited)

Availability of Quarterly Holdings

The Trust files Part F of Form N-PORT (complete schedules of Fund holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Trust’s Part F of Form N-PORT, (when required) is filed pursuant to applicable regulations and is available after filing on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

By August 31 of each year, the Trust files information regarding how the Trust’s managers voted proxies relating to Fund securities during the most recent twelve-month period ended June 30. Such information is available after filing on the Trust’s website and on the SEC’s website noted below.

Information Relating to Investments Held by the Trust

For complete descriptions of the various securities and other instruments held by the Trust and their risks, please see the Trust’s prospectuses and Statement of Additional Information (“SAI”). The prospectuses and SAI are available as noted below.

Availability of Proxy Voting Policies

A description of the Proxy Voting Policies and Procedures that the Trust uses to determine how to vote proxies relating to Fund securities is described in the Trust’s SAI.

Availability of a Complete Schedule of Investments

The Trust’s annual and semi-annual reports may contain a summary schedule of investments (“SOI”) for certain Funds. A complete schedule for each summary SOI presented is available as noted below.

How to Obtain Information

The Trust’s prospectus, SAI (including Proxy Voting Policies), Information Statements, the Pacific Dynamix Underlying Funds annual and semi-annual reports, and complete Schedules of Investments are available:

•	On the Trust’s website at http://www.pacificlife.com/pacificselectfund.htm

•	On the SEC’ website at http://www.sec.gov

•	Upon request, without charge by calling the applicable toll-free numbers below:

Pacific Life’s Annuity Contract Owners: 1-800-722-4448

Annuity Financial Advisors: 1-800-722-2333

Pacific Life Insurance Policy Owners: 1-800-347-7787

PL&A’s Annuity Contract Owners: 1-800-748-6907

PL&A’s Life Insurance Policy Owners: 1-888-595-6997

6 a.m. through 5 p.m. Pacific Time (Monday through Friday)

D-3

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Schedule I.

(b) Not applicable.

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Communications - 0.0%

T-Mobile US Inc Exp 07/27/20 *	49,078	$8,245

Total Rights (Cost $18,159)		8,245

COMMON STOCKS - 98.9%

Basic Materials - 2.0%

Air Products & Chemicals Inc	27,930	6,743,978
Albemarle Corp	13,575	1,048,126
Celanese Corp	15,198	1,312,195
CF Industries Holdings Inc	28,594	804,635
Dow Inc	94,532	3,853,124
DuPont de Nemours Inc	92,994	4,940,771
Eastman Chemical Co	17,091	1,190,217
Ecolab Inc	31,300	6,227,135
FMC Corp	16,226	1,616,434
Freeport-McMoRan Inc	185,302	2,143,944
International Flavors & Fragrances Inc	13,396	1,640,474
International Paper Co	49,803	1,753,564
Linde PLC (United Kingdom)	66,556	14,117,193
LyondellBasell Industries NV ‘A’	32,788	2,154,828
Newmont Corp	101,420	6,261,671
Nucor Corp	38,707	1,602,857
PPG Industries Inc	30,064	3,188,588
The Mosaic Co	42,016	525,620
The Sherwin-Williams Co	10,223	5,907,361

		67,032,715

Communications - 16.4%

Alphabet Inc ‘A’ *	37,992	53,874,556
Alphabet Inc ‘C’ *	37,106	52,453,413
Amazon.com Inc *	53,101	146,496,101
Arista Networks Inc *	6,824	1,433,245
AT&T Inc	903,353	27,308,361
Booking Holdings Inc *	5,190	8,264,245
CDW Corp	18,087	2,101,348
CenturyLink Inc	124,048	1,244,201
Charter Communications Inc ‘A’ *	19,085	9,734,113
Cisco Systems Inc	537,238	25,056,780
Comcast Corp ‘A’	577,137	22,496,800
Corning Inc	97,708	2,530,637
Discovery Inc ‘A’ *	20,226	426,769
Discovery Inc ‘C’ *	41,148	792,510
DISH Network Corp ‘A’ *	31,545	1,088,618
E*TRADE Financial Corp	28,163	1,400,546
eBay Inc	83,257	4,366,830
Expedia Group Inc	16,831	1,383,508
F5 Networks Inc *	7,659	1,068,277
Facebook Inc ‘A’ *	304,751	69,199,810
Fox Corp ‘A’	41,337	1,108,658
Fox Corp ‘B’	20,792	558,057
Juniper Networks Inc	43,450	993,267
Motorola Solutions Inc	21,527	3,016,579
Netflix Inc *	55,748	25,367,570
News Corp ‘A’	49,097	582,290
News Corp ‘B’	15,851	189,419
NortonLifeLock Inc	68,196	1,352,327
Omnicom Group Inc	27,746	1,514,932
T-Mobile US Inc *	69,770	7,266,546
The Interpublic Group of Cos Inc	48,740	836,378
The Walt Disney Co	228,822	25,515,941
Twitter Inc *	98,253	2,926,957
VeriSign Inc *	12,830	2,653,629

	Shares	Value
Verizon Communications Inc	524,374	$28,908,739
ViacomCBS Inc ‘B’	69,017	1,609,476

		537,121,433

Consumer, Cyclical - 7.7%

Advance Auto Parts Inc	8,845	1,259,970
Alaska Air Group Inc	15,583	565,040
American Airlines Group Inc	49,582	648,037
Aptiv PLC	32,357	2,521,257
AutoZone Inc *	2,956	3,334,723
Best Buy Co Inc	28,848	2,517,565
BorgWarner Inc	25,286	892,596
CarMax Inc *	20,653	1,849,476
Carnival Corp	61,204	1,004,970
Chipotle Mexican Grill Inc *	3,271	3,442,270
Copart Inc *	25,924	2,158,691
Costco Wholesale Corp	55,934	16,959,748
Cummins Inc	18,557	3,215,186
Darden Restaurants Inc	16,262	1,232,172
Delta Air Lines Inc	72,086	2,022,012
Dollar General Corp	31,896	6,076,507
Dollar Tree Inc *	30,036	2,783,737
Domino’s Pizza Inc	4,984	1,841,289
DR Horton Inc	41,340	2,292,303
Fastenal Co	72,495	3,105,686
Ford Motor Co	497,324	3,023,730
General Motors Co	159,568	4,037,070
Genuine Parts Co	18,727	1,628,500
Hanesbrands Inc	45,725	516,235
Hasbro Inc	15,918	1,193,054
Hilton Worldwide Holdings Inc	34,780	2,554,591
Kohl’s Corp	18,609	386,509
L Brands Inc	28,936	433,172
Las Vegas Sands Corp	42,159	1,919,921
Leggett & Platt Inc	16,756	588,973
Lennar Corp ‘A’	35,727	2,201,498
Live Nation Entertainment Inc *	18,991	841,871
LKQ Corp *	38,515	1,009,093
Lowe’s Cos Inc	95,731	12,935,173
Marriott International Inc ‘A’	34,656	2,971,059
McDonald’s Corp	94,236	17,383,715
MGM Resorts International	63,689	1,069,975
Mohawk Industries Inc *	7,278	740,609
Newell Brands Inc	48,903	776,580
NIKE Inc ‘B’	157,279	15,421,206
Norwegian Cruise Line Holdings Ltd *	33,034	542,749
NVR Inc *	436	1,420,815
O’Reilly Automotive Inc *	9,383	3,956,530
PACCAR Inc	44,173	3,306,349
PulteGroup Inc	31,733	1,079,874
PVH Corp	9,137	439,033
Ralph Lauren Corp	6,322	458,471
Ross Stores Inc	44,784	3,817,388
Royal Caribbean Cruises Ltd	22,477	1,130,593
Southwest Airlines Co	68,913	2,355,446
Starbucks Corp	148,022	10,892,939
Tapestry Inc	34,086	452,662
Target Corp	63,347	7,597,206
The Gap Inc	27,618	348,539
The Home Depot Inc	136,302	34,145,014
The TJX Cos Inc	151,811	7,675,564
Tiffany & Co	14,094	1,718,622
Tractor Supply Co	14,514	1,912,800
Ulta Beauty Inc *	7,171	1,458,725
Under Armour Inc ‘A’ *	24,871	242,244
Under Armour Inc ‘C’ *	23,012	203,426
United Airlines Holdings Inc *	32,922	1,139,430
VF Corp	40,114	2,444,547
Walgreens Boots Alliance Inc	92,674	3,928,451
Walmart Inc	179,413	21,490,089
Whirlpool Corp	8,072	1,045,566

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
WW Grainger Inc	5,550	$1,743,588
Wynn Resorts Ltd	12,045	897,232
Yum! Brands Inc	38,140	3,314,747

		252,514,408

Consumer, Non-Cyclical - 22.3%

Abbott Laboratories	224,127	20,491,932
AbbVie Inc	223,346	21,928,110
ABIOMED Inc *	5,718	1,381,240
Alexion Pharmaceuticals Inc *	27,909	3,132,506
Align Technology Inc *	9,160	2,513,870
Altria Group Inc	235,703	9,251,343
AmerisourceBergen Corp	18,808	1,895,282
Amgen Inc	74,542	17,581,476
Anthem Inc	31,964	8,405,893
Archer-Daniels-Midland Co	70,221	2,801,818
Automatic Data Processing Inc	54,470	8,110,038
Avery Dennison Corp	10,591	1,208,327
Baxter International Inc	64,410	5,545,701
Becton Dickinson and Co	37,354	8,937,692
Bio-Rad Laboratories Inc ‘A’ *	2,682	1,210,896
Biogen Inc *	20,667	5,529,456
Boston Scientific Corp *	180,932	6,352,523
Bristol-Myers Squibb Co	286,678	16,856,666
Brown-Forman Corp ‘B’	23,098	1,470,419
Campbell Soup Co	21,437	1,063,918
Cardinal Health Inc	36,657	1,913,129
Centene Corp *	73,004	4,639,404
Church & Dwight Co Inc	30,868	2,386,096
Cigna Corp	46,811	8,784,084
Cintas Corp	10,660	2,839,398
Colgate-Palmolive Co	108,218	7,928,051
Conagra Brands Inc	61,838	2,174,842
Constellation Brands Inc ‘A’	21,392	3,742,530
Corteva Inc	95,554	2,559,892
Coty Inc ‘A’	38,655	172,788
CVS Health Corp	165,612	10,759,812
Danaher Corp	79,742	14,100,778
DaVita Inc *	10,255	811,581
Dentsply Sirona Inc	27,985	1,233,019
DexCom Inc *	11,698	4,742,369
Edwards Lifesciences Corp *	78,411	5,418,984
Eli Lilly & Co	106,704	17,518,663
Equifax Inc	15,464	2,657,952
FleetCor Technologies Inc *	10,721	2,696,653
Gartner Inc *	11,396	1,382,677
General Mills Inc	76,461	4,713,821
Gilead Sciences Inc	158,912	12,226,689
Global Payments Inc	37,868	6,423,170
H&R Block Inc	25,868	369,395
HCA Healthcare Inc	33,785	3,279,172
Henry Schein Inc *	18,494	1,079,865
Hologic Inc *	32,285	1,840,245
Hormel Foods Corp	35,004	1,689,643
Humana Inc	16,702	6,476,201
IDEXX Laboratories Inc *	10,763	3,553,512
IHS Markit Ltd	50,575	3,818,413
Illumina Inc *	18,627	6,898,509
Incyte Corp *	22,745	2,364,798
Intuitive Surgical Inc *	14,774	8,418,668
IQVIA Holdings Inc *	22,467	3,187,618
Johnson & Johnson	333,720	46,931,044
Kellogg Co	31,634	2,089,742
Kimberly-Clark Corp	43,176	6,102,928
Laboratory Corp of America Holdings *	12,305	2,043,984
Lamb Weston Holdings Inc	18,274	1,168,257
MarketAxess Holdings Inc	4,825	2,416,939
McCormick & Co Inc	15,690	2,814,943
McKesson Corp	20,406	3,130,689
Medtronic PLC	169,910	15,580,747

	Shares	Value
Merck & Co Inc	319,764	$24,727,350
Molson Coors Beverage Co ‘B’	23,759	816,359
Mondelez International Inc ‘A’	181,008	9,254,939
Monster Beverage Corp *	47,289	3,278,074
Moody’s Corp	20,415	5,608,613
Mylan NV *	65,479	1,052,902
Nielsen Holdings PLC	45,625	677,988
PayPal Holdings Inc *	148,801	25,925,598
PepsiCo Inc	175,713	23,239,801
Perrigo Co PLC	16,962	937,490
Pfizer Inc	703,713	23,011,415
Philip Morris International Inc	197,358	13,826,902
Quanta Services Inc	16,696	654,984
Quest Diagnostics Inc	17,203	1,960,454
Regeneron Pharmaceuticals Inc *	12,783	7,972,118
ResMed Inc	18,214	3,497,088
Robert Half International Inc	14,768	780,193
Rollins Inc	18,196	771,328
S&P Global Inc	30,485	10,044,198
STERIS PLC	10,706	1,642,729
Stryker Corp	40,844	7,359,680
Sysco Corp	64,817	3,542,897
Teleflex Inc	5,906	2,149,666
The Clorox Co	15,993	3,508,384
The Coca-Cola Co	489,871	21,887,436
The Cooper Cos Inc	6,331	1,795,725
The Estee Lauder Cos Inc ‘A’	28,496	5,376,625
The Hershey Co	18,781	2,434,393
The JM Smucker Co	14,316	1,514,776
The Kraft Heinz Co	78,571	2,505,629
The Kroger Co	99,504	3,368,210
The Procter & Gamble Co	313,936	37,537,328
Thermo Fisher Scientific Inc	50,039	18,131,131
Tyson Foods Inc ‘A’	37,596	2,244,857
United Rentals Inc *	9,431	1,405,596
UnitedHealth Group Inc	120,280	35,476,586
Universal Health Services Inc ‘B’	9,966	925,742
Varian Medical Systems Inc *	11,564	1,416,821
Verisk Analytics Inc	20,382	3,469,016
Vertex Pharmaceuticals Inc *	32,856	9,538,425
West Pharmaceutical Services Inc	9,167	2,082,467
Zimmer Biomet Holdings Inc	26,535	3,167,218
Zoetis Inc	60,165	8,245,012

		731,514,943

Energy - 2.8%

Apache Corp	46,073	621,986
Baker Hughes Co	85,983	1,323,278
Cabot Oil & Gas Corp	52,131	895,611
Chevron Corp	236,474	21,100,575
Concho Resources Inc	25,674	1,322,211
ConocoPhillips	135,572	5,696,735
Devon Energy Corp	48,921	554,764
Diamondback Energy Inc	19,964	834,894
EOG Resources Inc	73,433	3,720,116
Exxon Mobil Corp	535,601	23,952,077
Halliburton Co	108,300	1,405,734
Hess Corp	33,831	1,752,784
HollyFrontier Corp	18,466	539,207
Kinder Morgan Inc	246,033	3,732,321
Marathon Oil Corp	101,560	621,547
Marathon Petroleum Corp	82,191	3,072,300
National Oilwell Varco Inc	48,556	594,811
Noble Energy Inc	58,277	522,162
Occidental Petroleum Corp	112,872	2,065,558
ONEOK Inc	54,318	1,804,444
Phillips 66	55,675	4,003,032
Pioneer Natural Resources Co	21,155	2,066,843
Schlumberger Ltd	176,806	3,251,462
TechnipFMC PLC (United Kingdom)	50,546	345,735

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
The Williams Cos Inc	155,037	$2,948,804
Valero Energy Corp	51,037	3,001,996

		91,750,987

Financial - 14.4%

Aflac Inc	91,029	3,279,775
Alexandria Real Estate Equities Inc REIT	15,777	2,559,818
American Express Co	83,703	7,968,526
American International Group Inc	107,987	3,367,035
American Tower Corp REIT	56,198	14,529,431
Ameriprise Financial Inc	15,641	2,346,776
Aon PLC ‘A’	29,444	5,670,914
Apartment Investment & Management Co ‘A’ REIT	19,670	740,379
Arthur J Gallagher & Co	24,380	2,376,806
Assurant Inc	7,872	813,099
AvalonBay Communities Inc REIT	17,633	2,726,767
Bank of America Corp	989,347	23,496,991
Berkshire Hathaway Inc ‘B’ *	246,366	43,978,795
BlackRock Inc	19,555	10,639,680
Boston Properties Inc REIT	18,350	1,658,473
Capital One Financial Corp	57,437	3,594,982
Cboe Global Markets Inc	13,825	1,289,596
CBRE Group Inc ‘A’ *	42,014	1,899,873
Chubb Ltd	57,225	7,245,829
Cincinnati Financial Corp	19,079	1,221,628
Citigroup Inc	263,940	13,487,334
Citizens Financial Group Inc	54,886	1,385,323
CME Group Inc	45,429	7,384,030
Comerica Inc	16,997	647,586
Crown Castle International Corp REIT	52,859	8,845,954
Digital Realty Trust Inc REIT	33,942	4,823,498
Discover Financial Services	38,294	1,918,146
Duke Realty Corp REIT	45,622	1,614,563
Equinix Inc REIT	11,221	7,880,508
Equity Residential REIT	43,870	2,580,433
Essex Property Trust Inc REIT	8,349	1,913,340
Everest Re Group Ltd	5,112	1,054,094
Extra Space Storage Inc REIT	16,251	1,501,105
Federal Realty Investment Trust REIT	8,959	763,396
Fifth Third Bancorp	89,759	1,730,553
First Republic Bank	21,943	2,325,739
Franklin Resources Inc	34,633	726,254
Globe Life Inc	12,548	931,438
Healthpeak Properties Inc REIT	70,152	1,933,389
Host Hotels & Resorts Inc REIT	90,370	975,092
Huntington Bancshares Inc	126,221	1,140,407
Intercontinental Exchange Inc	69,281	6,346,140
Invesco Ltd	46,752	503,051
Iron Mountain Inc REIT	36,329	948,187
JPMorgan Chase & Co	385,981	36,305,373
KeyCorp	125,793	1,532,159
Kimco Realty Corp REIT	54,080	694,387
Lincoln National Corp	25,171	926,041
Loews Corp	31,643	1,085,038
M&T Bank Corp	15,978	1,661,233
Marsh & McLennan Cos Inc	64,620	6,938,249
Mastercard Inc ‘A’	111,948	33,103,024
MetLife Inc	97,215	3,550,292
Mid-America Apartment Communities Inc REIT	14,471	1,659,390
Morgan Stanley	151,998	7,341,503
Nasdaq Inc	14,676	1,753,342
Northern Trust Corp	26,901	2,134,325
People’s United Financial Inc	55,619	643,512
Principal Financial Group Inc	32,474	1,348,970
Prologis Inc REIT	93,665	8,741,754
Prudential Financial Inc	49,932	3,040,859
Public Storage REIT	18,954	3,637,083
Raymond James Financial Inc	15,700	1,080,631

	Shares	Value
Realty Income Corp REIT	44,330	$2,637,635
Regency Centers Corp REIT	22,473	1,031,286
Regions Financial Corp	121,282	1,348,656
SBA Communications Corp REIT	14,249	4,245,062
Simon Property Group Inc REIT	39,033	2,669,077
SL Green Realty Corp REIT	10,091	497,385
State Street Corp	44,996	2,859,496
SVB Financial Group *	6,461	1,392,539
Synchrony Financial	69,394	1,537,771
T Rowe Price Group Inc	28,640	3,537,040
The Allstate Corp	39,557	3,836,633
The Bank of New York Mellon Corp	101,934	3,939,749
The Charles Schwab Corp	144,781	4,884,911
The Goldman Sachs Group Inc	39,250	7,756,585
The Hartford Financial Services Group Inc	44,373	1,710,579
The PNC Financial Services Group Inc	53,596	5,638,835
The Progressive Corp	74,165	5,941,358
The Travelers Cos Inc	32,131	3,664,541
The Western Union Co	52,893	1,143,547
Truist Financial Corp	170,906	6,417,520
UDR Inc REIT	36,813	1,376,070
Unum Group	25,919	429,996
US Bancorp	173,942	6,404,544
Ventas Inc REIT	47,320	1,732,858
Visa Inc ‘A’	213,709	41,282,168
Vornado Realty Trust REIT	20,065	766,684
Wells Fargo & Co	473,091	12,111,130
Welltower Inc REIT	52,367	2,709,992
Weyerhaeuser Co REIT	93,610	2,102,481
Willis Towers Watson PLC	16,167	3,184,091
WR Berkley Corp	18,218	1,043,709
Zions Bancorp NA	21,717	738,378

		472,514,204

Industrial - 7.7%

3M Co	72,885	11,369,331
Agilent Technologies Inc	39,336	3,476,122
Allegion PLC	11,670	1,192,907
Amcor PLC *	198,061	2,022,203
AMETEK Inc	29,114	2,601,918
Amphenol Corp ‘A’	37,736	3,615,486
AO Smith Corp	17,683	833,223
Ball Corp	41,100	2,856,039
Carrier Global Corp	104,533	2,322,723
Caterpillar Inc	68,598	8,677,647
CH Robinson Worldwide Inc	16,991	1,343,309
CSX Corp	96,889	6,757,039
Deere & Co	39,465	6,201,925
Dover Corp	18,526	1,788,871
Eaton Corp PLC	50,610	4,427,363
Emerson Electric Co	75,734	4,697,780
Expeditors International of Washington Inc	21,535	1,637,521
FedEx Corp	30,362	4,257,360
FLIR Systems Inc	16,360	663,725
Flowserve Corp	16,570	472,576
Fortive Corp	37,462	2,534,679
Fortune Brands Home & Security Inc	17,118	1,094,354
Garmin Ltd	18,379	1,791,953
General Dynamics Corp	29,547	4,416,095
General Electric Co	1,109,148	7,575,481
Honeywell International Inc	88,907	12,855,063
Howmet Aerospace Inc	47,551	753,683
Huntington Ingalls Industries Inc	5,164	901,066
IDEX Corp	9,650	1,525,086
Illinois Tool Works Inc	36,387	6,362,267
Ingersoll Rand Inc *	43,001	1,209,188
Jacobs Engineering Group Inc	16,176	1,371,725
JB Hunt Transport Services Inc	10,800	1,299,672
Johnson Controls International PLC	93,513	3,192,534
Kansas City Southern	12,064	1,801,035

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Keysight Technologies Inc *	23,743	$2,392,820
L3Harris Technologies Inc	27,246	4,622,829
Lockheed Martin Corp	31,278	11,413,968
Martin Marietta Materials Inc	7,993	1,651,114
Masco Corp	33,897	1,701,968
Mettler-Toledo International Inc *	3,055	2,460,955
Norfolk Southern Corp	32,440	5,695,491
Northrop Grumman Corp	19,646	6,039,966
Old Dominion Freight Line Inc	12,197	2,068,489
Otis Worldwide Corp	52,266	2,971,845
Packaging Corp of America	11,950	1,192,610
Parker-Hannifin Corp	16,346	2,995,731
Pentair PLC	20,766	788,900
PerkinElmer Inc	14,021	1,375,320
Raytheon Technologies Corp	186,649	11,501,311
Republic Services Inc	26,518	2,175,802
Rockwell Automation Inc	14,757	3,143,241
Roper Technologies Inc	13,163	5,110,666
Sealed Air Corp	19,700	647,145
Snap-on Inc	6,796	941,314
Stanley Black & Decker Inc	19,436	2,708,990
TE Connectivity Ltd	41,597	3,392,235
Teledyne Technologies Inc *	4,607	1,432,547
Textron Inc	28,595	941,061
The Boeing Co	67,969	12,458,718
Trane Technologies PLC	30,185	2,685,861
TransDigm Group Inc	6,351	2,807,460
Union Pacific Corp	85,960	14,533,257
United Parcel Service Inc ‘B’	89,230	9,920,591
Vulcan Materials Co	16,863	1,953,579
Waste Management Inc	49,232	5,214,161
Waters Corp *	7,731	1,394,672
Westinghouse Air Brake Technologies Corp	22,940	1,320,656
Westrock Co	32,188	909,633
Xylem Inc	22,821	1,482,452

		253,946,307

Technology - 22.6%

Accenture PLC ‘A’	80,688	17,325,327
Activision Blizzard Inc	97,676	7,413,608
Adobe Inc *	61,092	26,593,959
Advanced Micro Devices Inc *	148,395	7,807,061
Akamai Technologies Inc *	20,362	2,180,567
Analog Devices Inc	46,582	5,712,816
ANSYS Inc *	10,874	3,172,272
Apple Inc	516,287	188,341,498
Applied Materials Inc	116,012	7,012,925
Autodesk Inc *	27,695	6,624,367
Broadcom Inc	50,691	15,998,587
Broadridge Financial Solutions Inc	14,534	1,834,045
Cadence Design Systems Inc *	35,325	3,389,787
Cerner Corp	38,554	2,642,877
Citrix Systems Inc	14,605	2,160,226
Cognizant Technology Solutions Corp ‘A’	69,171	3,930,296
DXC Technology Co	31,915	526,597
Electronic Arts Inc *	36,357	4,800,942
Fidelity National Information Services Inc	78,235	10,490,531
Fiserv Inc *	71,148	6,945,468
Fortinet Inc *	17,278	2,371,751
Hewlett Packard Enterprise Co	161,896	1,575,248
HP Inc	179,694	3,132,066
Intel Corp	536,483	32,097,778
International Business Machines Corp	112,518	13,588,799
Intuit Inc	33,048	9,788,487
IPG Photonics Corp *	4,569	732,822
Jack Henry & Associates Inc	9,656	1,776,994
KLA Corp	19,659	3,823,282
Lam Research Corp	18,400	5,951,664
Leidos Holdings Inc	16,515	1,546,960
Maxim Integrated Products Inc	32,996	1,999,888

	Shares	Value
Microchip Technology Inc	31,560	$3,323,584
Micron Technology Inc *	140,997	7,264,165
Microsoft Corp	961,133	195,600,177
MSCI Inc	10,705	3,573,543
NetApp Inc	28,843	1,279,764
NVIDIA Corp	77,953	29,615,124
Oracle Corp	263,807	14,580,613
Paychex Inc	40,637	3,078,253
Paycom Software Inc *	6,008	1,860,858
Qorvo Inc *	14,785	1,634,186
QUALCOMM Inc	142,571	13,003,901
salesforce.com Inc *	114,225	21,397,769
Seagate Technology PLC	29,360	1,421,318
ServiceNow Inc *	24,175	9,792,325
Skyworks Solutions Inc	20,851	2,666,009
Synopsys Inc *	19,187	3,741,465
Take-Two Interactive Software Inc *	14,286	1,993,897
Texas Instruments Inc	116,292	14,765,595
Tyler Technologies Inc *	5,051	1,752,091
Western Digital Corp	37,449	1,653,373
Xerox Holdings Corp	22,651	346,334
Xilinx Inc	31,082	3,058,158
Zebra Technologies Corp ‘A’ *	6,886	1,762,472

		742,454,469

Utilities - 3.0%

AES Corp	84,309	1,221,637
Alliant Energy Corp	32,336	1,546,954
Ameren Corp	30,708	2,160,615
American Electric Power Co Inc	62,841	5,004,657
American Water Works Co Inc	22,736	2,925,214
Atmos Energy Corp	15,135	1,507,143
CenterPoint Energy Inc	71,015	1,325,850
CMS Energy Corp	36,712	2,144,715
Consolidated Edison Inc	41,841	3,009,623
Dominion Energy Inc	106,495	8,645,264
DTE Energy Co	24,419	2,625,043
Duke Energy Corp	93,154	7,442,073
Edison International	47,389	2,573,697
Entergy Corp	25,318	2,375,082
Evergy Inc	29,034	1,721,426
Eversource Energy	42,178	3,512,162
Exelon Corp	123,521	4,482,577
FirstEnergy Corp	68,600	2,660,308
NextEra Energy Inc	62,040	14,900,147
NiSource Inc	50,127	1,139,888
NRG Energy Inc	31,809	1,035,701
Pinnacle West Capital Corp	14,131	1,035,661
PPL Corp	97,254	2,513,043
Public Service Enterprise Group Inc	64,588	3,175,146
Sempra Energy	37,083	4,347,240
The Southern Co	133,959	6,945,774
WEC Energy Group Inc	39,651	3,475,410
Xcel Energy Inc	66,301	4,143,813

		99,595,863

Total Common Stocks (Cost $2,225,027,774)		3,248,445,329

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.9%

Repurchase Agreement - 0.9%

Fixed Income Clearing Corp 0.000% due 07/01/20 (Dated 06/30/20, repurchase price of $28,224,937; collateralized by U.S. Treasury Notes: 0.125% due 04/15/25 and value $28,789,491)	$28,224,937	$28,224,937

Total Short-Term Investment (Cost $28,224,937)		28,224,937

TOTAL INVESTMENTS - 99.8% (Cost $2,253,270,870)		3,276,678,511

DERIVATIVES - 0.0%		470,496

OTHER ASSETS & LIABILITIES, NET - 0.2%		5,812,705

NET ASSETS - 100.0%		$3,282,961,712

Notes to Schedule of Investments

(a)	As of June 30, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Technology	22.6%
Consumer, Non-Cyclical	22.3%
Communications	16.4%
Financial	14.4%
Industrial	7.7%
Consumer, Cyclical	7.7%
Utilities	3.0%
Others (each less than 3.0%)	5.7%

99.8%
Derivatives	0.0%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Open futures contracts outstanding as of June 30, 2020 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	09/20	212	$32,285,624	$32,756,120	$470,496

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$8,245	$8,245	$-	$-
	Common Stocks	3,248,445,329	3,248,445,329	-	-
	Short-Term Investment	28,224,937	-	28,224,937	-
	Derivatives:
	Equity Contracts
	Futures	470,496	470,496	-	-

	Total	$3,277,149,007	$3,248,924,070	$28,224,937	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%

Basic Materials - 6.9%

AdvanSix Inc *	2,525	$29,643
AgroFresh Solutions Inc *	2,488	7,539
Alcoa Corp *	17,144	192,699
Allegheny Technologies Inc *	11,637	118,581
American Vanguard Corp	2,070	28,483
Amyris Inc *	5,849	24,975
Arconic Corp *	9,117	127,000
Balchem Corp	233	22,102
Cabot Corp	26,191	970,377
Caledonia Mining Corp PLC (South Africa)	636	11,016
Carpenter Technology Corp	7,569	183,775
Century Aluminum Co *	4,634	33,040
Clearwater Paper Corp *	1,456	52,605
Cleveland-Cliffs Inc	36,434	201,116
Coeur Mining Inc *	21,960	111,557
Commercial Metals Co	10,876	221,870
Domtar Corp	5,128	108,252
Energy Fuels Inc *	10,840	16,368
Ferro Corp *	1,875	22,388
GCP Applied Technologies Inc *	922	17,131
Gold Resource Corp	5,671	23,308
Hawkins Inc	401	17,075
HB Fuller Co	1,662	74,125
Hecla Mining Co	47,391	154,969
Innospec Inc	424	32,754
Intrepid Potash Inc *	9,330	9,237
Kaiser Aluminum Corp	1,432	105,424
Koppers Holdings Inc *	778	14,658
Kraton Corp *	2,873	49,645
Kronos Worldwide Inc	2,271	23,641
Livent Corp *	37,258	229,509
Minerals Technologies Inc	30,965	1,453,187
Neenah Inc	1,538	76,069
Novagold Resources Inc * (Canada)	1,392	12,779
OceanaGold Corp * (Australia)	601,944	1,401,107
Oil-Dri Corp of America	456	15,823
Orion Engineered Carbons SA (Luxembourg)	2,589	27,418
PH Glatfelter Co	89,368	1,434,356
PolyOne Corp	70,311	1,844,258
PQ Group Holdings Inc *	2,930	38,793
Rayonier Advanced Materials Inc *	5,997	16,852
Reliance Steel & Aluminum Co	9,101	863,958
Rogers Corp *	1,403	174,814
Schnitzer Steel Industries Inc ‘A’	2,408	42,477
Schweitzer-Mauduit International Inc	2,857	95,452
Sensient Technologies Corp	2,304	120,177
Stepan Co	1,800	174,780
Tronox Holdings PLC ‘A’ *	5,335	38,519
United States Lime & Minerals Inc	162	13,679
United States Steel Corp	20,147	145,461
Uranium Energy Corp *	10,076	8,844
Verso Corp ‘A’	3,263	39,025

		11,272,690

Communications - 1.5%

ADTRAN Inc	4,405	48,147
Alaska Communications Systems Group Inc	4,341	12,111
AMC Networks Inc ‘A’ *	2,121	49,610
ATN International Inc	964	58,389
Boston Omaha Corp ‘A’ *	987	15,792
CalAmp Corp *	1,134	9,083
Cars.com Inc *	6,165	35,510
Central European Media Enterprises Ltd ‘A’ * (Czech Republic)	4,245	15,027
Cincinnati Bell Inc *	3,046	45,233
comScore Inc *	5,590	17,329

	Shares	Value
Consolidated Communications Holdings Inc *	6,009	$40,681
DASAN Zhone Solutions Inc *	1,145	10,225
DHI Group Inc *	4,362	9,160
Entercom Communications Corp ‘A’	11,175	15,422
Entravision Communications Corp ‘A’	5,870	8,394
ePlus Inc *	188	13,288
Fluent Inc *	4,307	7,666
Gannett Co Inc	12,006	16,568
Gogo Inc *	573	1,811
Gray Television Inc *	5,701	79,529
Groupon Inc *	2,117	38,360
Harmonic Inc *	8,496	40,356
HealthStream Inc *	2,283	50,523
Hemisphere Media Group Inc *	1,397	13,733
Houghton Mifflin Harcourt Co *	9,787	17,714
IDT Corp ‘B’ *	529	3,454
iHeartMedia Inc ‘A’ *	2,689	22,453
Infinera Corp *	7,114	42,115
InterDigital Inc	1,932	109,409
Iridium Communications Inc *	3,822	97,232
KVH Industries Inc *	1,326	11,841
Lands’ End Inc *	1,232	9,905
Liberty Latin America Ltd ‘A’ * (Chile)	4,253	41,339
Liberty Latin America Ltd ‘C’ * (Chile)	10,225	96,524
Liquidity Services Inc *	2,516	14,995
LiveXLive Media Inc *	2,411	8,728
Loral Space & Communications Inc	944	18,427
Maxar Technologies Inc	5,509	98,942
Meredith Corp	1,876	27,296
MSG Networks Inc ‘A’ *	3,648	36,298
National CineMedia Inc	6,154	18,277
NeoPhotonics Corp *	1,351	11,997
NETGEAR Inc *	2,650	68,609
ORBCOMM Inc *	6,011	23,142
Overstock.com Inc *	675	19,190
PCTel Inc *	1,601	10,695
Plantronics Inc	2,099	30,813
Powerfleet Inc *	2,448	11,310
Preformed Line Products Co	274	13,703
QuinStreet Inc *	2,974	31,108
Quotient Technology Inc *	3,621	26,506
Ribbon Communications Inc *	6,064	23,832
Saga Communications Inc ‘A’	339	8,678
Scholastic Corp	2,723	81,527
Sinclair Broadcast Group Inc ‘A’	4,858	89,679
Spok Holdings Inc	1,607	15,025
Stitch Fix Inc ‘A’ *	807	20,127
TEGNA Inc	20,038	223,223
The EW Scripps Co ‘A’	5,151	45,071
The Rubicon Project Inc *	4,183	27,901
Tribune Publishing Co	1,563	15,614
TrueCar Inc *	9,630	24,845
US Auto Parts Network Inc *	231	2,000
Value Line Inc	15	405
VirnetX Holding Corp	2,597	16,881
Vonage Holdings Corp *	9,292	93,478
WideOpenWest Inc *	2,495	13,149
Yelp Inc *	5,222	120,785

		2,396,189

Consumer, Cyclical - 15.5%

A-Mark Precious Metals Inc *	421	8,020
Abercrombie & Fitch Co ‘A’	5,806	61,776
Acushnet Holdings Corp	2,395	83,322
Adient PLC *	8,012	131,557
Allegiant Travel Co	1,058	115,544
AMC Entertainment Holdings Inc ‘A’	4,916	21,090
America’s Car-Mart Inc *	137	12,038

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
American Axle & Manufacturing Holdings Inc *	10,195	$77,482
American Eagle Outfitters Inc	14,047	153,112
Asbury Automotive Group Inc *	1,116	86,300
Aspen Aerogels Inc *	1,713	11,272
At Home Group Inc *	4,575	29,692
BBX Capital Corp	5,779	14,679
Beacon Roofing Supply Inc *	5,002	131,903
Beazer Homes USA Inc *	2,493	25,105
Bed Bath & Beyond Inc	11,767	124,730
Big Lots Inc	3,334	140,028
Biglari Holdings Inc ‘A’ *	9	3,015
Biglari Holdings Inc ‘B’ *	75	5,174
BJ’s Restaurants Inc	1,724	36,101
BJ’s Wholesale Club Holdings Inc *	45,384	1,691,462
Blue Bird Corp *	902	13,521
Bluegreen Vacations Corp	639	3,463
BMC Stock Holdings Inc *	6,146	154,510
Boot Barn Holdings Inc *	25,939	559,245
Boyd Gaming Corp	7,457	155,851
Brinker International Inc	1,378	33,072
BRP Inc	4,841	206,463
Brunswick Corp	29,936	1,916,203
Caleres Inc	3,714	30,975
Callaway Golf Co	51,923	909,172
Cannae Holdings Inc *	7,697	316,347
Carrols Restaurant Group Inc *	3,249	15,725
Carter’s Inc	25,556	2,062,369
Casper Sleep Inc *	806	7,230
Century Casinos Inc *	2,438	10,118
Century Communities Inc *	2,639	80,912
Chico’s FAS Inc	12,834	17,711
Chuy’s Holdings Inc *	1,497	22,275
Cinemark Holdings Inc	9,894	114,276
Citi Trends Inc	1,086	21,959
Clarus Corp	956	11,070
CompX International Inc	170	2,349
Conn’s Inc *	1,794	18,101
Cooper Tire & Rubber Co	4,605	127,144
Cooper-Standard Holdings Inc *	1,558	20,643
Core-Mark Holding Co Inc	315	7,861
Cracker Barrel Old Country Store Inc	1,273	141,188
Daktronics Inc	3,692	16,060
Dana Inc	13,290	162,005
Dave & Buster’s Entertainment Inc	2,765	36,857
Del Taco Restaurants Inc *	2,638	15,643
Denny’s Corp *	1,751	17,685
Designer Brands Inc ‘A’	6,098	41,283
Dillard’s Inc ‘A’	751	19,368
Dine Brands Global Inc	1,342	56,498
Douglas Dynamics Inc	193	6,778
Duluth Holdings Inc ‘B’ *	1,215	8,955
El Pollo Loco Holdings Inc *	1,493	22,037
Eldorado Resorts Inc *	432	17,306
Eros International PLC * (India)	6,793	21,466
Escalade Inc	939	13,108
Ethan Allen Interiors Inc	2,243	26,535
Everi Holdings Inc *	4,912	25,346
Express Inc *	6,284	9,677
Fiesta Restaurant Group Inc *	1,620	10,336
Forestar Group Inc *	1,504	22,680
Fossil Group Inc *	4,335	20,158
Foundation Building Materials Inc *	1,467	22,900
Funko Inc ‘A’ *	2,299	13,334
G-III Apparel Group Ltd *	4,101	54,502
Gaia Inc *	1,052	8,816
GameStop Corp ‘A’ *	5,511	23,918
GAN Ltd * (United Kingdom)	135	3,436
Genesco Inc *	1,411	30,562
GMS Inc *	3,799	93,417

	Shares	Value
Golden Entertainment Inc *	956	$8,528
Green Brick Partners Inc *	2,020	23,937
Group 1 Automotive Inc	5,597	369,234
Guess? Inc	4,183	40,450
H&E Equipment Services Inc	3,093	57,159
Hamilton Beach Brands Holding Co ‘A’	537	6,390
Haverty Furniture Cos Inc	1,662	26,592
Hawaiian Holdings Inc	4,330	60,793
Herman Miller Inc	5,431	128,226
Hibbett Sports Inc *	1,617	33,860
HNI Corp	3,994	122,097
Hooker Furniture Corp	1,079	20,987
Hudson Ltd ‘A’ *	3,787	18,443
IMAX Corp *	4,624	51,835
Interface Inc	4,459	36,296
International Game Technology PLC	9,221	82,067
Jack in the Box Inc	29,567	2,190,619
Johnson Outdoors Inc ‘A’	239	21,754
KAR Auction Services Inc	11,943	164,336
KB Home	6,869	210,741
Kimball International Inc ‘B’	3,335	38,553
Knoll Inc	4,725	57,598
Kontoor Brands Inc	4,752	84,633
Kura Sushi USA Inc ‘A’ *	298	4,255
La-Z-Boy Inc	4,149	112,272
Lakeland Industries Inc *	688	15,432
LCI Industries	210	24,146
Liberty Media Corp-Liberty Braves ‘A’ *	480	9,638
Liberty Media Corp-Liberty Braves ‘C’ *	1,443	28,485
Liberty TripAdvisor Holdings Inc ‘A’ *	6,737	14,350
Lifetime Brands Inc	1,166	7,836
Lithia Motors Inc ‘A’	1,049	158,745
Lumber Liquidators Holdings Inc *	2,350	32,571
M/I Homes Inc *	16,537	569,534
Macy’s Inc	8,556	58,865
MarineMax Inc *	1,903	42,608
Marriott Vacations Worldwide Corp	3,204	263,401
MDC Holdings Inc	4,683	167,183
Meritage Homes Corp *	3,187	242,594
Meritor Inc *	1,449	28,690
Mesa Air Group Inc *	2,758	9,488
Methode Electronics Inc	2,737	85,559
Miller Industries Inc	961	28,609
Mobile Mini Inc	3,061	90,299
Modine Manufacturing Co *	4,653	25,685
Monarch Casino & Resort Inc *	320	10,906
Motorcar Parts of America Inc *	1,423	25,144
Movado Group Inc	1,586	17,192
National Vision Holdings Inc *	1,272	38,821
Nautilus Inc *	2,736	25,363
Navistar International Corp *	4,570	128,874
Noodles & Co *	1,447	8,754
Office Depot Inc	48,449	113,855
OneSpaWorld Holdings Ltd (Bahamas)	4,078	19,452
Oxford Industries Inc	1,572	69,184
Papa John’s International Inc	422	33,511
PC Connection Inc	924	42,837
Penn National Gaming Inc *	6,077	185,592
PriceSmart Inc	1,967	118,669
RCI Hospitality Holdings Inc	775	10,741
Red Robin Gourmet Burgers Inc *	1,131	11,536
Red Rock Resorts Inc ‘A’	1,559	17,009
Regis Corp *	2,208	18,061
Resideo Technologies Inc *	11,359	133,127
REV Group Inc	2,251	13,731
Rite Aid Corp *	4,989	85,112
Rocky Brands Inc	681	14,001
Rush Enterprises Inc ‘A’	2,436	100,997
Rush Enterprises Inc ‘B’	524	18,686
Sally Beauty Holdings Inc *	10,402	130,337

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
ScanSource Inc *	2,318	$55,841
Scientific Games Corp ‘A’ *	1,511	23,360
SeaWorld Entertainment Inc *	2,604	38,565
Shoe Carnival Inc	912	26,694
Signet Jewelers Ltd (NYSE)	4,928	50,611
SkyWest Inc	4,550	148,421
Sleep Number Corp *	1,531	63,751
Sonic Automotive Inc ‘A’	2,233	71,255
Spirit Airlines Inc *	7,926	141,083
Standard Motor Products Inc	1,602	66,002
Steelcase Inc ‘A’	8,039	96,950
Steven Madden Ltd	4,302	106,216
Superior Group of Cos Inc	837	11,216
Systemax Inc	418	8,586
Target Hospitality Corp *	2,635	4,453
Taylor Morrison Home Corp *	10,354	199,729
Telenav Inc *	1,741	9,558
Tenneco Inc ‘A’ *	4,702	35,547
The Buckle Inc	2,800	43,904
The Cato Corp ‘A’	2,189	17,906
The Cheesecake Factory Inc	3,941	90,328
The Children’s Place Inc	419	15,679
The Container Store Group Inc *	1,856	6,013
The Goodyear Tire & Rubber Co	21,390	191,334
The Marcus Corp	2,138	28,371
The Michaels Cos Inc *	7,062	49,928
The St Joe Co *	1,431	27,790
Thor Industries Inc	15,294	1,629,270
Tilly’s Inc ‘A’	2,475	14,033
Titan Machinery Inc *	1,740	18,896
TRI Pointe Group Inc *	11,772	172,931
Triton International Ltd (Bermuda)	4,685	141,674
Tupperware Brands Corp	4,949	23,508
Unifi Inc *	16,434	211,670
UniFirst Corp	1,282	229,414
Universal Electronics Inc *	158	7,398
Urban Outfitters Inc *	6,377	97,058
Vera Bradley Inc *	2,016	8,951
Veritiv Corp *	1,186	20,115
Vista Outdoor Inc *	5,327	76,975
VOXX International Corp *	1,880	10,866
Wabash National Corp	46,735	496,326
WESCO International Inc *	4,460	156,591
Weyco Group Inc	599	12,932
Winmark Corp	196	33,563
Wolverine World Wide Inc	7,337	174,694
Workhorse Group Inc *	5,745	99,906
World Fuel Services Corp	5,703	146,909
Wyndham Hotels & Resorts Inc	42,760	1,822,431
Zumiez Inc *	1,994	54,596

		25,320,484

Consumer, Non-Cyclical - 8.8%

Aaron’s Inc	5,410	245,614
Abeona Therapeutics Inc *	3,785	11,033
ABM Industries Inc	6,099	221,394
Acacia Research Corp *	4,370	17,873
ACCO Brands Corp	8,573	60,868
AcelRx Pharmaceuticals Inc *	6,375	7,714
ADMA Biologics Inc *	695	2,036
Adtalem Global Education Inc *	4,718	146,966
Aduro Biotech Inc *	770	1,779
Adverum Biotechnologies Inc *	934	19,502
Aeglea BioTherapeutics Inc *	615	5,689
Agile Therapeutics Inc *	557	1,548
Akcea Therapeutics Inc *	822	11,261
Albireo Pharma Inc *	366	9,695
Alico Inc	461	14,365
Alphatec Holdings Inc *	546	2,566
Alta Equipment Group Inc *	1,589	12,347

	Shares	Value
AMAG Pharmaceuticals Inc *	2,816	$21,542
American Public Education Inc *	1,287	38,095
American Renal Associates Holdings Inc *	752	4,903
AnaptysBio Inc *	1,951	43,585
AngioDynamics Inc *	3,333	33,897
ANI Pharmaceuticals Inc *	402	13,001
Anika Therapeutics Inc *	1,272	47,993
Applied Genetic Technologies Corp *	2,207	12,227
Aptinyx Inc *	2,251	9,387
Apyx Medical Corp *	2,761	15,324
Arena Pharmaceuticals Inc *	4,715	296,809
Arlo Technologies Inc *	7,230	18,653
ASGN Inc *	802	53,477
Aspira Women’s Health Inc *	342	1,313
Assembly Biosciences Inc *	1,327	30,946
Atara Biotherapeutics Inc *	1,383	20,150
Atreca Inc ‘A’ *	138	2,937
Avanos Medical Inc *	4,339	127,523
AVEO Pharmaceuticals Inc *	450	2,318
Avid Bioservices Inc *	339	2,226
Axcella Health Inc *	292	1,615
Aytu BioScience Inc *	2,024	2,874
B&G Foods Inc	721	17,578
Barrett Business Services Inc	659	35,013
BellRing Brands Inc ‘A’ *	3,604	71,864
Beyondspring Inc *	109	1,644
BG Staffing Inc	976	11,048
BioCryst Pharmaceuticals Inc *	2,951	14,062
Bridgford Foods Corp *	98	1,623
BrightView Holdings Inc *	2,843	31,842
Brookdale Senior Living Inc *	16,698	49,259
Cabaletta Bio Inc *	1,167	13,000
Cadiz Inc *	698	7,092
CAI International Inc *	1,191	19,842
Cal-Maine Foods Inc *	1,913	85,090
Calyxt Inc *	280	1,380
Cardtronics PLC ‘A’ *	898	21,534
Carriage Services Inc	1,476	26,745
CASI Pharmaceuticals Inc *	607	1,518
Cassava Sciences Inc *	1,359	4,186
Catabasis Pharmaceuticals Inc *	495	3,183
Catalyst Biosciences Inc *	1,646	9,662
CBIZ Inc *	3,767	90,295
CEL-SCI Corp *	332	4,953
Cellular Biomedicine Group Inc *	334	5,000
Central Garden & Pet Co *	596	21,450
Central Garden & Pet Co ‘A’ *	2,517	85,049
Chimerix Inc *	4,343	13,463
Cidara Therapeutics Inc *	642	2,369
Cimpress PLC * (Ireland)	1,090	83,211
Collectors Universe Inc	55	1,885
Community Health Systems Inc *	7,741	23,300
Concert Pharmaceuticals Inc *	2,588	25,751
CorMedix Inc *	275	1,733
Cortexyme Inc *	90	4,167
Covetrus Inc *	8,964	160,366
CRA International Inc	166	6,557
Craft Brew Alliance Inc *	965	14,851
Cross Country Healthcare Inc *	2,787	17,168
CryoLife Inc *	547	10,486
Cyclerion Therapeutics Inc *	2,076	12,269
Cymabay Therapeutics Inc *	6,329	22,088
Cytokinetics Inc *	620	14,613
Darling Ingredients Inc *	14,693	361,742
Deluxe Corp	3,842	90,441
Dyadic International Inc *	330	2,858
Dynavax Technologies Corp *	1,238	10,981
Edgewell Personal Care Co *	4,958	154,491
Emerald Holding Inc	2,837	8,738
Enanta Pharmaceuticals Inc *	1,575	79,081

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Endo International PLC *	11,755	$40,320
Ennis Inc	2,346	42,556
Enochian Biosciences Inc *	1,363	5,738
Envista Holdings Corp *	47,971	1,011,708
Enzo Biochem Inc *	3,975	8,904
Epizyme Inc *	2,996	48,116
Evofem Biosciences Inc *	154	436
Evolus Inc *	1,237	6,556
Exicure Inc *	751	1,832
Farmer Brothers Co *	1,507	11,061
FibroGen Inc *	1,085	43,975
Five Prime Therapeutics Inc *	2,517	15,354
Five Star Senior Living Inc *	1,773	6,915
FONAR Corp *	557	11,903
Franchise Group Inc	1,545	33,805
Fresh Del Monte Produce Inc	2,832	69,724
G1 Therapeutics Inc *	1,674	40,611
Geron Corp *	16,736	36,484
Glanbia PLC (Ireland)	123,157	1,399,538
GlycoMimetics Inc *	3,186	11,979
Gossamer Bio Inc *	2,608	33,904
GP Strategies Corp *	1,274	10,931
Green Dot Corp ‘A’ *	4,237	207,952
Gritstone Oncology Inc *	2,338	15,524
Hanger Inc *	2,925	48,438
Harvard Bioscience Inc *	3,357	10,407
Heidrick & Struggles International Inc	1,759	38,030
Herc Holdings Inc *	2,145	65,916
Hertz Global Holdings Inc *	8,226	11,599
Heska Corp *	402	37,454
HF Foods Group Inc *	3,316	30,010
Hostess Brands Inc *	5,954	72,758
Huron Consulting Group Inc *	4,862	215,143
ICF International Inc	828	53,679
Ideaya Biosciences Inc *	926	13,158
Immunic Inc *	152	1,842
ImmunoGen Inc *	8,896	40,922
Information Services Group Inc *	2,733	5,657
Ingles Markets Inc ‘A’	1,295	55,776
Inogen Inc *	549	19,500
Insperity Inc	1,670	108,099
Integer Holdings Corp *	18,040	1,317,822
Intra-Cellular Therapies Inc *	3,099	79,551
Invacare Corp	3,048	19,416
IVERIC bio Inc *	4,106	20,941
J&J Snack Foods Corp	1,007	128,020
Jounce Therapeutics Inc *	1,617	11,157
K12 Inc *	3,621	98,636
KalVista Pharmaceuticals Inc *	1,004	12,148
Kelly Services Inc ‘A’	3,140	49,659
Keros Therapeutics Inc *	41	1,538
Kezar Life Sciences Inc *	2,420	12,536
Kindred Biosciences Inc *	612	2,748
Kiniksa Pharmaceuticals Ltd ‘A’ *	169	4,306
Korn Ferry	5,032	154,633
Landec Corp *	2,231	17,759
Lannett Co Inc *	2,839	20,611
Laureate Education Inc ‘A’ *	9,853	98,185
LeMaitre Vascular Inc	279	7,366
Limoneira Co	1,209	17,518
LivaNova PLC *	1,307	62,906
LiveRamp Holdings Inc *	1,161	49,308
MacroGenics Inc *	2,814	78,567
Magellan Health Inc *	1,195	87,211
Magenta Therapeutics Inc *	276	2,073
Mallinckrodt PLC *	7,755	20,783
Maple Leaf Foods Inc (Canada)	26,138	548,906
Marker Therapeutics Inc *	786	1,627
MEDNAX Inc *	7,589	129,772
MEI Pharma Inc *	1,511	6,240

	Shares	Value
MeiraGTx Holdings PLC *	170	$2,128
Menlo Therapeutics Inc *	8,659	14,980
Meridian Bioscience Inc *	486	11,319
MGP Ingredients Inc	292	10,718
Milestone Scientific Inc *	657	1,281
Mirum Pharmaceuticals Inc *	290	5,643
Misonix Inc *	756	10,259
Momenta Pharmaceuticals Inc *	669	22,258
MoneyGram International Inc *	5,746	18,445
Monro Inc	1,563	85,871
MyoKardia Inc *	563	54,397
Myriad Genetics Inc *	6,480	73,483
NanoString Technologies Inc *	445	13,061
NantKwest Inc *	385	4,728
Natera Inc *	377	18,797
Nathan’s Famous Inc	238	13,385
National HealthCare Corp	1,131	71,751
Natural Grocers by Vitamin Cottage Inc	279	4,152
Nature’s Sunshine Products Inc *	816	7,352
Natus Medical Inc *	2,025	44,185
Nesco Holdings Inc *	1,239	4,981
New Age Beverages Corp *	4,673	7,150
NextCure Inc *	78	1,672
NGM Biopharmaceuticals Inc *	130	2,566
Novavax Inc *	3,866	322,231
Nymox Pharmaceutical Corp *	446	1,583
OPKO Health Inc *	36,133	123,214
Option Care Health Inc *	186	2,582
OraSure Technologies Inc *	2,153	25,039
Orgenesis Inc *	1,250	7,600
ORIC Pharmaceuticals Inc *	51	1,720
Orthofix Medical Inc *	1,671	53,472
Osmotica Pharmaceuticals PLC *	329	2,214
Owens & Minor Inc	5,563	42,390
Pacific Biosciences of California Inc *	1,974	6,810
Passage Bio Inc *	481	13,146
Patterson Cos Inc	7,765	170,830
PDL BioPharma Inc *	10,035	29,202
Performance Food Group Co *	11,964	348,631
PFSweb Inc *	352	2,351
Phibro Animal Health Corp ‘A’	106	2,785
Precigen Inc *	1,408	7,026
Precision BioSciences Inc *	268	2,232
Prestige Consumer Healthcare Inc *	2,890	108,548
Primo Water Corp	14,265	196,144
Principia Biopharma Inc *	223	13,333
Prothena Corp PLC * (Ireland)	2,769	28,964
Quad/Graphics Inc	3,246	10,549
Quanex Building Products Corp	3,084	42,806
Rent-A-Center Inc	558	15,524
Resources Connection Inc	2,801	33,528
Revance Therapeutics Inc *	1,187	28,987
Revlon Inc ‘A’ *	612	6,059
Rockwell Medical Inc *	1,089	2,124
RTI Surgical Holdings Inc *	5,249	16,692
Rubius Therapeutics Inc *	2,743	16,403
Sanderson Farms Inc	410	47,515
Savara Inc *	4,353	10,839
SeaSpine Holdings Corp *	2,374	24,856
Selecta Biosciences Inc *	3,209	9,114
Seneca Foods Corp ‘A’ *	574	19,407
ServiceSource International Inc *	7,725	12,205
Sientra Inc *	1,066	4,125
Soleno Therapeutics Inc *	871	1,934
Solid Biosciences Inc *	2,012	5,895
SP Plus Corp *	2,121	43,926
SpartanNash Co	3,249	69,041
Spectrum Pharmaceuticals Inc *	10,582	35,767
Spero Therapeutics Inc *	125	1,691
Strongbridge Biopharma PLC *	307	1,160

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Supernus Pharmaceuticals Inc *	3,448	$81,890
Sutro Biopharma Inc *	222	1,723
TCR2 Therapeutics Inc *	1,421	21,827
Team Inc *	2,701	15,045
Tejon Ranch Co *	1,807	26,021
Tenet Healthcare Corp *	8,574	155,275
Textainer Group Holdings Ltd * (China)	4,790	39,182
TG Therapeutics Inc *	1,269	24,720
The Andersons Inc	2,899	39,890
The Chefs’ Warehouse Inc *	2,313	31,411
The Hackett Group Inc	260	3,520
The Simply Good Foods Co *	7,721	143,456
TherapeuticsMD Inc *	3,822	4,778
Theravance Biopharma Inc *	539	11,314
Tivity Health Inc *	2,099	23,782
Tootsie Roll Industries Inc	203	6,957
Triple-S Management Corp ‘B’ *	1,922	36,556
TrueBlue Inc *	3,229	49,307
Turning Point Therapeutics Inc *	158	10,205
United Natural Foods Inc *	4,839	88,118
Universal Corp	2,241	95,265
UroGen Pharma Ltd *	697	18,206
Utah Medical Products Inc	53	4,697
Vanda Pharmaceuticals Inc *	4,870	55,713
Varex Imaging Corp *	3,374	51,116
Vaxart Inc *	593	5,248
VBI Vaccines Inc *	2,960	9,176
Vector Group Ltd	10,864	109,292
Vectrus Inc *	637	31,296
Venus Concept Inc *	721	2,516
Verastem Inc *	8,553	14,711
Vericel Corp *	477	6,592
Viad Corp	1,895	36,043
ViewRay Inc *	6,513	14,589
Viking Therapeutics Inc *	5,585	40,268
Village Super Market Inc ‘A’	761	21,095
Vivint Smart Home Inc *	5,051	87,534
WD-40 Co	73	14,476
Weis Markets Inc	865	43,354
Willdan Group Inc *	245	6,127
WW International Inc *	3,264	82,840
X4 Pharmaceuticals Inc *	1,461	13,617
XBiotech Inc *	1,288	17,658
Xencor Inc *	268	8,681
Xeris Pharmaceuticals Inc *	460	1,224
XOMA Corp *	90	1,778
Zentalis Pharmaceuticals Inc *	61	2,929
ZIOPHARM Oncology Inc *	6,492	21,294

		14,464,791

Diversified - 0.0%

Professional Holding Corp ‘A’ *	330	4,580

Energy - 2.8%

Adams Resources & Energy Inc	205	5,488
Advanced Emissions Solutions Inc	1,634	7,925
Antero Resources Corp *	22,114	56,170
Arch Resources Inc	1,406	39,944
Archrock Inc	12,149	78,847
Berry Corp	6,246	30,168
Bonanza Creek Energy Inc *	1,713	25,387
Brigham Minerals Inc ‘A’	2,745	33,901
California Resources Corp *	4,873	5,945
ChampionX Corp *	17,017	166,086
Clean Energy Fuels Corp *	11,857	26,323
CNX Resources Corp *	16,839	145,657
Comstock Resources Inc *	1,577	6,907
CONSOL Energy Inc *	2,286	11,590
Contango Oil & Gas Co *	6,673	15,281

	Shares	Value
Crescent Point Energy Corp (TSE) (Canada)	524,300	$849,632
CVR Energy Inc	2,877	57,856
Delek US Holdings Inc	5,739	99,916
DMC Global Inc	717	19,789
Dril-Quip Inc *	3,191	95,060
Earthstone Energy Inc ‘A’ *	2,335	6,631
Evolution Petroleum Corp	2,782	7,790
Exterran Corp *	2,460	13,259
Falcon Minerals Corp	4,020	12,864
Frank’s International NV *	14,308	31,907
FuelCell Energy Inc *	6,524	14,744
FutureFuel Corp	2,275	27,186
Goodrich Petroleum Corp *	288	2,074
Green Plains Inc *	3,159	32,269
Gulfport Energy Corp *	14,426	15,724
Helix Energy Solutions Group Inc *	13,342	46,297
Hunting PLC (United Kingdom)	152,222	398,235
Kosmos Energy Ltd (Ghana)	37,106	61,596
Liberty Oilfield Services Inc ‘A’	6,071	33,269
Magnolia Oil & Gas Corp ‘A’ *	1,017	6,163
Matador Resources Co *	10,069	85,587
Matrix Service Co *	2,409	23,415
Montage Resources Corp *	1,784	7,047
MRC Global Inc *	7,454	44,053
Nabors Industries Ltd	664	24,581
NACCO Industries Inc ‘A’	362	8,435
National Energy Services Reunited Corp *	1,957	13,464
Natural Gas Services Group Inc *	17,788	111,531
Newpark Resources Inc *	8,101	18,065
NextDecade Corp *	1,853	4,002
NexTier Oilfield Solutions Inc *	14,941	36,605
NOW Inc *	10,204	88,061
Oceaneering International Inc *	9,156	58,507
Oil States International Inc *	5,663	26,899
Ovintiv Inc	23,951	228,732
Par Pacific Holdings Inc *	3,621	32,553
Patterson-UTI Energy Inc	7,219	25,050
PBF Energy Inc ‘A’	8,898	91,116
PDC Energy Inc *	9,095	113,142
Peabody Energy Corp	5,886	16,952
Penn Virginia Corp *	1,295	12,341
PrimeEnergy Resources Corp *	46	3,270
ProPetro Holding Corp *	7,488	38,488
Range Resources Corp	19,438	109,436
Renewable Energy Group Inc *	3,464	85,838
REX American Resources Corp *	504	34,962
RPC Inc	5,373	16,549
Select Energy Services Inc ‘A’ *	5,546	27,175
SM Energy Co	10,430	39,113
Solaris Oilfield Infrastructure Inc ‘A’	3,028	22,468
Southwestern Energy Co *	49,444	126,577
SunCoke Energy Inc	7,573	22,416
Sunnova Energy International Inc *	2,567	43,819
SunPower Corp *	2,159	16,538
Talos Energy Inc *	1,008	9,274
Tellurian Inc *	13,703	15,758
TerraForm Power Inc ‘A’	7,269	134,040
Thermon Group Holdings Inc *	2,973	43,317
Transocean Ltd *	53,711	98,291
Trecora Resources *	2,114	13,255
US Silica Holdings Inc	7,175	25,902
W&T Offshore Inc *	8,662	19,749
Warrior Met Coal Inc	4,681	72,041
Whiting Petroleum Corp *	8,988	10,156

		4,586,450

Financial - 36.1%

1st Constitution Bancorp	758	9,399
1st Source Corp	1,554	55,291

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Acadia Realty Trust REIT	7,883	$102,321
ACNB Corp	805	21,075
Agree Realty Corp REIT	4,797	315,211
Alerus Financial Corp	1,316	26,004
Alexander & Baldwin Inc REIT	6,807	82,977
Alexander’s Inc REIT	12	2,891
Allegiance Bancshares Inc	1,641	41,665
Alpine Income Property Trust Inc REIT	631	10,260
Altisource Portfolio Solutions SA *	430	6,338
Amalgamated Bank ‘A’	1,266	16,002
Ambac Financial Group Inc *	4,094	58,626
Amerant Bancorp Inc *	2,075	31,208
American Assets Trust Inc REIT	4,623	128,704
American Equity Investment Life Holding Co	8,402	207,613
American Finance Trust Inc REIT	10,307	81,786
American National Bankshares Inc	958	23,988
American Realty Investors Inc *	229	2,059
Ameris Bancorp	6,038	142,436
AMERISAFE Inc	1,722	105,318
Ames National Corp	770	15,200
Anworth Mortgage Asset Corp REIT	9,723	16,529
Apollo Commercial Real Estate Finance Inc REIT	14,135	138,664
Arbor Realty Trust Inc REIT	9,472	87,521
Ares Commercial Real Estate Corp REIT	2,847	25,965
Argo Group International Holdings Ltd	3,017	105,082
Arlington Asset Investment Corp ‘A’ REIT	3,639	10,808
Armada Hoffler Properties Inc REIT	5,307	52,805
ARMOUR Residential REIT Inc	5,835	54,791
Arrow Financial Corp	1,092	32,465
Artisan Partners Asset Management Inc ‘A’	2,931	95,257
Assetmark Financial Holdings Inc *	834	22,760
Associated Capital Group Inc ‘A’	144	5,283
Atlantic Capital Bancshares Inc *	1,884	22,909
Atlantic Union Bankshares Corp	38,087	882,095
Auburn National BanCorp Inc	207	11,818
Axos Financial Inc *	4,836	106,779
B. Riley Financial Inc	1,731	37,667
Banc of California Inc	4,087	44,262
BancFirst Corp	1,808	73,351
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	2,908	33,442
BancorpSouth Bank	9,122	207,434
Bank First Corp	34	2,179
Bank of Commerce Holdings	1,371	10,392
Bank of Marin Bancorp	1,122	37,396
Bank7 Corp	155	1,683
BankFinancial Corp	1,256	10,550
BankUnited Inc	8,525	172,631
Bankwell Financial Group Inc	673	10,701
Banner Corp	3,272	124,336
Bar Harbor Bankshares	1,391	31,144
Baycom Corp *	799	10,315
BCB Bancorp Inc	1,248	11,581
Berkshire Hills Bancorp Inc	4,193	46,207
BGC Partners Inc ‘A’	10,920	29,921
Blackstone Mortgage Trust Inc ‘A’ REIT	12,472	300,450
Blucora Inc *	4,413	50,396
Bluerock Residential Growth REIT Inc	1,425	11,514
Bogota Financial Corp *	599	5,235
Boston Private Financial Holdings Inc	7,853	54,029
Bridge Bancorp Inc	1,569	35,836
Bridgewater Bancshares Inc *	1,596	16,359
Broadmark Realty Capital Inc REIT	11,695	110,752
Brookfield Infrastructure Corp ‘A’ (Canada)	1,502	68,401
Brookline Bancorp Inc	7,100	71,568
BRT Apartments Corp REIT	1,084	11,729
Bryn Mawr Bank Corp	65,141	1,801,800
Business First Bancshares Inc	1,151	17,668
Byline Bancorp Inc	2,264	29,658

	Shares	Value
C&F Financial Corp	307	$10,208
Cadence BanCorp	11,648	103,201
Calamos Asset Management Inc Escrow Receipt * Ω ±	4,509	-
California Bancorp Inc *	625	9,313
Cambridge Bancorp	446	26,421
Camden National Corp	1,361	47,009
Capital Bancorp Inc *	663	7,094
Capital City Bank Group Inc	1,209	25,329
Capitol Federal Financial Inc	11,800	129,918
Capstar Financial Holdings Inc	1,503	18,036
Capstead Mortgage Corp REIT	8,564	47,016
CareTrust REIT Inc	7,498	128,666
Carter Bank & Trust	2,069	16,697
CatchMark Timber Trust Inc ‘A’ REIT	3,993	35,338
Cathay General Bancorp	7,064	185,783
CB Financial Services Inc	421	9,186
CBTX Inc	1,665	34,965
Central Pacific Financial Corp	2,513	40,283
Central Valley Community Bancorp	956	14,713
Century Bancorp Inc ‘A’	209	16,243
Chatham Lodging Trust REIT	4,593	28,109
Chemung Financial Corp	341	9,309
Cherry Hill Mortgage Investment Corp REIT	1,351	12,186
Chimera Investment Corp REIT	17,635	169,472
ChoiceOne Financial Services Inc	597	17,647
CIT Group Inc	9,081	188,249
Citizens & Northern Corp	1,214	25,069
Citizens Holding Co	392	9,800
Citizens Inc *	4,419	26,470
City Holding Co	1,411	91,955
City Office REIT Inc	4,291	43,167
Civista Bancshares Inc	1,377	21,206
Clipper Realty Inc REIT	292	2,365
CNB Financial Corp	1,382	24,779
CNO Financial Group Inc	121,917	1,898,248
Coastal Financial Corp *	732	10,629
Codorus Valley Bancorp Inc	940	13,000
Colony Bankcorp Inc	638	7,509
Colony Capital Inc REIT	44,817	107,561
Colony Credit Real Estate Inc REIT	7,687	53,963
Columbia Banking System Inc	79,601	2,256,290
Columbia Financial Inc *	2,924	40,804
Columbia Property Trust Inc REIT	10,587	139,113
Community Bank System Inc	4,663	265,884
Community Bankers Trust Corp	1,902	10,461
Community Trust Bancorp Inc	1,407	46,093
ConnectOne Bancorp Inc	3,413	55,018
CoreCivic Inc REIT	11,036	103,297
CorEnergy Infrastructure Trust Inc REIT	1,325	12,124
CorePoint Lodging Inc REIT	3,964	16,688
County Bancorp Inc	411	8,602
Cowen Inc ‘A’	1,587	25,725
Crawford & Co ‘A’	1,250	9,863
CrossFirst Bankshares Inc *	4,267	41,731
CTO Realty Growth Inc	405	15,998
Cushman & Wakefield PLC *	6,747	84,068
Customers Bancorp Inc *	2,468	29,665
CVB Financial Corp	11,754	220,270
Delmar Bancorp	678	4,454
Diamond Hill Investment Group Inc	263	29,895
DiamondRock Hospitality Co REIT	18,570	102,692
Dime Community Bancshares Inc	2,524	34,655
Diversified Healthcare Trust REIT	21,917	96,983
Donegal Group Inc ‘A’	935	13,296
Dynex Capital Inc REIT	1,938	27,713
Eagle Bancorp Inc	2,927	95,859
Eagle Bancorp Montana Inc	468	8,134
EastGroup Properties Inc REIT	169	20,045
Ellington Financial Inc	3,771	44,422

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Ellington Residential Mortgage REIT	805	$8,292
Employers Holdings Inc	2,723	82,098
Encore Capital Group Inc *	2,838	97,003
Enova International Inc *	2,681	39,866
Enstar Group Ltd * (Bermuda)	1,104	168,658
Enterprise Bancorp Inc	797	18,985
Enterprise Financial Services Corp	2,209	68,744
Equity Bancshares Inc ‘A’ *	1,302	22,707
Esquire Financial Holdings Inc *	410	6,929
ESSA Bancorp Inc	811	11,289
Essent Group Ltd	8,869	321,679
Essential Properties Realty Trust Inc REIT	8,377	124,315
Evans Bancorp Inc	404	9,397
EZCORP Inc ‘A’ *	4,425	27,877
Farmers & Merchants Bancorp Inc	908	19,286
Farmers National Banc Corp	2,239	26,555
Farmland Partners Inc REIT	2,218	15,193
FB Financial Corp	1,635	40,499
FBL Financial Group Inc ‘A’	912	32,732
Federal Agricultural Mortgage Corp ‘C’	648	41,478
Federated Hermes Inc	6,311	149,571
FedNat Holding Co	1,005	11,125
Fidelity D&D Bancorp Inc	363	17,457
Financial Institutions Inc	1,643	30,576
First BanCorp	19,948	111,509
First Bancorp Inc	924	20,051
First Bancorp NC	2,596	65,108
First Bank	1,238	8,072
First Busey Corp	4,805	89,613
First Business Financial Services Inc	703	11,564
First Capital Inc	281	19,521
First Choice Bancorp	1,039	17,019
First Commonwealth Financial Corp	9,230	76,424
First Community Bankshares Inc	1,602	35,965
First Community Corp	581	8,802
First Financial Bancorp	9,121	126,691
First Financial Corp	1,163	42,845
First Foundation Inc	2,628	42,942
First Guaranty Bancshares Inc	326	3,987
First Horizon National Corp	194,177	1,934,003
First Internet Bancorp	870	14,459
First Interstate BancSystem Inc ‘A’	3,885	120,280
First Merchants Corp	4,968	136,968
First Mid Bancshares Inc	1,284	33,679
First Midwest Bancorp Inc	10,656	142,258
First Northwest Bancorp	708	8,793
First Savings Financial Group Inc	160	6,933
First United Corp	590	7,871
First Western Financial Inc *	506	7,211
Flagstar Bancorp Inc	3,247	95,559
Flushing Financial Corp	2,680	30,874
FNCB Bancorp Inc	1,483	8,527
Franklin Financial Network Inc	1,157	29,793
Franklin Financial Services Corp	375	9,713
Franklin Street Properties Corp REIT	9,558	48,650
Front Yard Residential Corp REIT	4,577	39,820
FRP Holdings Inc *	585	23,739
FS Bancorp Inc	258	9,951
Fulton Financial Corp	14,810	155,949
FVCBankcorp Inc *	984	10,588
GAIN Capital Holdings Inc	1,697	10,216
GAMCO Investors Inc ‘A’	94	1,251
Genworth Financial Inc ‘A’ *	46,009	106,281
German American Bancorp Inc	19,618	610,120
Getty Realty Corp REIT	3,087	91,622
Glacier Bancorp Inc	21,151	746,419
Gladstone Commercial Corp REIT	2,491	46,706
Gladstone Land Corp REIT	658	10,436
Global Indemnity Ltd (Cayman)	685	16,399
Global Medical REIT Inc	3,696	41,876

	Shares	Value
Global Net Lease Inc REIT	8,449	$141,352
Goosehead Insurance Inc ‘A’ *	1,012	76,062
Granite Point Mortgage Trust Inc REIT	5,040	36,187
Great Ajax Corp REIT	1,931	17,765
Great Southern Bancorp Inc	1,016	41,006
Great Western Bancorp Inc	5,171	71,153
Greene County Bancorp Inc	217	4,839
Greenlight Capital Re Ltd ‘A’ *	2,534	16,522
Griffin Industrial Realty Inc	65	3,521
Guaranty Bancshares Inc	552	14,280
Hancock Whitney Corp	8,031	170,257
Hanmi Financial Corp	2,719	26,401
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	6,100	173,606
Harborone Bancorp Inc *	4,363	37,260
Hawthorn Bancshares Inc	499	9,833
HBT Financial Inc	953	12,703
HCI Group Inc	393	18,149
Healthcare Realty Trust Inc REIT	26,419	773,813
Heartland Financial USA Inc	3,200	107,008
Heritage Commerce Corp	5,550	41,653
Heritage Financial Corp	3,286	65,720
Heritage Insurance Holdings Inc	2,067	27,057
Hersha Hospitality Trust REIT	3,185	18,346
Highwoods Properties Inc REIT	26,648	994,770
Hilltop Holdings Inc	6,596	121,696
Hingham Institution for Savings	107	17,952
Home Bancorp Inc	688	18,404
Home BancShares Inc	14,185	218,165
HomeStreet Inc	2,020	49,712
HomeTrust Bancshares Inc	1,423	22,768
Hope Bancorp Inc	11,122	102,545
Horace Mann Educators Corp	75,291	2,765,438
Horizon Bancorp Inc	4,042	43,209
Houlihan Lokey Inc	25,218	1,403,130
Howard Bancorp Inc *	1,050	11,151
IBERIABANK Corp	4,828	219,867
Independence Holding Co	388	11,869
Independence Realty Trust Inc REIT	8,669	99,607
Independent Bank Corp	2,784	186,779
Independent Bank Corp MI	2,095	31,111
Independent Bank Group Inc	3,406	138,011
Industrial Logistics Properties Trust REIT	5,952	122,314
Innovative Industrial Properties Inc REIT	892	78,514
International Bancshares Corp	4,904	157,026
Invesco Mortgage Capital Inc REIT	13,893	51,960
Investar Holding Corp	943	13,674
Investors Bancorp Inc	15,199	129,191
Investors Real Estate Trust REIT	1,100	77,539
Investors Title Co	98	11,889
iStar Inc REIT	6,816	83,973
James River Group Holdings Ltd	350	15,750
Jernigan Capital Inc REIT	2,163	29,590
Kearny Financial Corp	4,913	40,188
Kennedy-Wilson Holdings Inc	11,298	171,956
Kite Realty Group Trust REIT	7,719	89,077
KKR Real Estate Finance Trust Inc REIT	2,544	42,180
Ladder Capital Corp REIT	9,656	78,214
Lakeland Bancorp Inc	4,678	53,470
Lakeland Financial Corp	49,691	2,315,104
Landmark Bancorp Inc	286	7,067
LCNB Corp	1,098	17,524
Legacy Housing Corp *	517	7,352
LendingClub Corp *	6,269	28,524
Level One Bancorp Inc	424	7,098
Lexington Realty Trust REIT	23,325	246,079
Limestone Bancorp Inc *	439	5,773
Live Oak Bancshares Inc	2,536	36,797
LTC Properties Inc REIT	2,241	84,418
Luther Burbank Corp	1,402	14,020

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Macatawa Bank Corp	2,480	$19,394
Mack-Cali Realty Corp REIT	8,377	128,084
Mackinac Financial Corp	762	7,902
MainStreet Bancshares Inc *	565	7,458
Marcus & Millichap Inc *	1,903	54,921
Marlin Business Services Corp	972	8,223
Maui Land & Pineapple Co Inc *	333	3,696
MBIA Inc *	6,240	45,240
McGrath RentCorp	24,596	1,328,430
Mercantile Bank Corp	1,464	33,086
Merchants Bancorp	753	13,923
Meridian Bancorp Inc	4,152	48,163
Meridian Corp *	330	5,231
Meta Financial Group Inc	3,033	55,110
Metrocity Bankshares Inc	1,636	23,444
Metropolitan Bank Holding Corp *	661	21,205
MFA Financial Inc REIT	41,657	103,726
Mid Penn Bancorp Inc	608	11,205
Middlefield Banc Corp	535	11,101
Midland States Bancorp Inc	2,108	31,515
MidWestOne Financial Group Inc	1,383	27,660
MMA Capital Holdings Inc *	355	8,208
Monmouth Real Estate Investment Corp REIT	952	13,794
Mr Cooper Group Inc *	6,965	86,645
MVB Financial Corp	871	11,584
National Bank Holdings Corp ‘A’	2,015	54,405
National Bankshares Inc	575	16,445
National General Holdings Corp	3,297	71,248
National Health Investors Inc REIT	2,671	162,183
National Western Life Group Inc ‘A’	231	46,937
Navient Corp	17,945	126,153
NBT Bancorp Inc	3,854	118,549
Nelnet Inc ‘A’	1,575	75,190
New Senior Investment Group Inc REIT	7,980	28,888
New York Mortgage Trust Inc REIT	34,823	90,888
Newmark Group Inc ‘A’	13,388	65,066
NexPoint Residential Trust Inc REIT	1,651	58,363
NI Holdings Inc *	711	10,501
Nicolet Bankshares Inc *	778	42,634
NMI Holdings Inc ‘A’ *	5,777	92,894
Northeast Bank	632	11,092
Northfield Bancorp Inc	3,864	44,513
Northrim BanCorp Inc	655	16,467
Northwest Bancshares Inc	10,986	112,332
Norwood Financial Corp	515	12,767
Oak Valley Bancorp	542	6,873
OceanFirst Financial Corp	5,291	93,280
Oconee Federal Financial Corp	91	2,345
Office Properties Income Trust REIT	4,381	113,775
OFG Bancorp	4,689	62,692
Ohio Valley Banc Corp	362	8,163
Old National Bancorp	14,972	206,015
Old Republic International Corp	145,028	2,365,407
Old Second Bancorp Inc	2,812	21,877
One Liberty Properties Inc REIT	1,556	27,417
OP Bancorp	1,067	7,362
Oportun Financial Corp *	1,753	23,560
Oppenheimer Holdings Inc ‘A’	860	18,739
Orchid Island Capital Inc REIT	6,112	28,788
Origin Bancorp Inc	1,965	43,230
Orrstown Financial Services Inc	1,062	15,665
Pacific Premier Bancorp Inc	7,861	170,426
Park National Corp	1,304	91,776
Parke Bancorp Inc	1,022	13,848
PCB Bancorp	1,226	12,628
PCSB Financial Corp	1,025	12,997
PDL Community Bancorp *	631	6,424
Peapack Gladstone Financial Corp	1,671	31,298
Pebblebrook Hotel Trust REIT	12,119	165,546

	Shares	Value
Penns Woods Bancorp Inc	615	$13,967
PennyMac Financial Services Inc	3,662	153,035
PennyMac Mortgage Investment Trust REIT	9,065	158,909
People’s Utah Bancorp	1,375	30,896
Peoples Bancorp Inc	33,915	721,711
Peoples Bancorp of North Carolina Inc	430	7,598
Peoples Financial Services Corp	618	23,601
Physicians Realty Trust REIT	18,541	324,838
Piedmont Office Realty Trust Inc ‘A’ REIT	11,648	193,473
Pioneer Bancorp Inc *	964	8,821
Piper Sandler Cos	1,607	95,070
Plumas Bancorp	426	9,423
PotlatchDeltic Corp REIT	5,980	227,419
PRA Group Inc *	4,093	158,235
Preferred Apartment Communities Inc ‘A’ REIT	4,348	33,045
Preferred Bank	1,287	55,148
Premier Financial Bancorp Inc	1,184	15,179
Premier Financial Corp	3,452	60,997
ProAssurance Corp	4,927	71,294
ProSight Global Inc *	847	7,538
Protective Insurance Corp ‘B’	799	12,041
Provident Bancorp Inc	496	3,899
Provident Financial Holdings Inc	545	7,308
Provident Financial Services Inc	5,677	82,033
Prudential Bancorp Inc	719	8,657
QCR Holdings Inc	1,293	40,316
QTS Realty Trust Inc ‘A’ REIT	275	17,625
Radian Group Inc	17,506	271,518
Rafael Holdings Inc ‘B’ *	829	11,913
RBB Bancorp	1,542	21,048
RE/MAX Holdings Inc ‘A’	1,643	51,639
Ready Capital Corp REIT	3,399	29,537
Realogy Holdings Corp *	10,540	78,101
Red River Bancshares Inc	429	18,829
Redwood Trust Inc REIT	10,551	73,857
Regional Management Corp *	767	13,584
Reliant Bancorp Inc	1,345	21,910
Renasant Corp	5,038	125,446
Republic Bancorp Inc ‘A’	883	28,883
Republic First Bancorp Inc *	3,912	9,545
Retail Opportunity Investments Corp REIT	10,594	120,030
Retail Properties of America Inc ‘A’ REIT	19,852	145,317
Retail Value Inc REIT	1,635	20,209
Richmond Mutual Bancorporation Inc	1,032	11,600
Riverview Bancorp Inc	2,123	11,995
RLI Corp	452	37,109
RLJ Lodging Trust REIT	15,140	142,922
RPT Realty REIT	7,585	52,792
Ryman Hospitality Properties Inc REIT	657	22,732
S&T Bancorp Inc	3,555	83,365
Sabra Health Care REIT Inc	18,863	272,193
Safeguard Scientifics Inc	2,057	14,399
Safehold Inc REIT	702	40,358
Safety Insurance Group Inc	1,330	101,426
Salisbury Bancorp Inc	226	9,264
Sandy Spring Bancorp Inc	4,326	107,198
Saul Centers Inc REIT	191	6,164
SB Financial Group Inc	610	10,138
SB One Bancorp	664	13,081
Sculptor Capital Management Inc	1,750	22,627
Seacoast Banking Corp of Florida *	4,612	94,085
Security National Financial Corp ‘A’ *	681	4,593
Select Bancorp Inc *	1,359	11,062
Selective Insurance Group Inc	25,961	1,369,183
Seritage Growth Properties REIT *	3,215	36,651
Service Properties Trust REIT	5,046	35,776
ServisFirst Bancshares Inc	1,086	38,835
Shore Bancshares Inc	1,236	13,707
Sierra Bancorp	1,288	24,317

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Silvercrest Asset Management Group Inc ‘A’	445	$5,656
Silvergate Capital Corp ‘A’ *	1,392	19,488
Simmons First National Corp ‘A’	9,792	167,541
SITE Centers Corp REIT	14,240	115,344
SmartFinancial Inc	1,187	19,206
South Plains Financial Inc	932	13,272
South State Corp	28,839	1,374,460
Southern First Bancshares Inc *	589	16,321
Southern Missouri Bancorp Inc	662	16,087
Southern National Bancorp of Virginia Inc	1,840	17,830
Southside Bancshares Inc	2,839	78,697
Spirit of Texas Bancshares Inc *	1,258	15,486
STAG Industrial Inc REIT	12,567	368,464
Standard AVB Financial Corp	302	7,006
State Auto Financial Corp	1,611	28,756
Sterling Bancorp Inc	1,689	6,047
Stewart Information Services Corp	2,169	70,514
Stifel Financial Corp	6,121	290,319
Stock Yards Bancorp Inc	1,571	63,154
Stonex Group Inc *	1,371	75,405
Stratus Properties Inc *	528	10,460
Summit Financial Group Inc	1,000	16,480
Summit Hotel Properties Inc REIT	9,853	58,428
Sunstone Hotel Investors Inc REIT	41,234	336,057
Tanger Factory Outlet Centers Inc REIT	8,508	60,662
TCF Financial Corp	6,487	190,848
Terreno Realty Corp REIT	3,460	182,134
Territorial Bancorp Inc	651	15,487
Texas Capital Bancshares Inc *	4,636	143,113
The Bancorp Inc *	4,755	46,599
The Bank of NT Butterfield & Son Ltd (Bermuda)	4,879	118,999
The Bank of Princeton	459	9,217
The Community Financial Corp	458	11,175
The First Bancshares Inc	1,867	42,007
The First of Long Island Corp	66,788	1,091,316
The GEO Group Inc REIT	10,828	128,095
The Hanover Insurance Group Inc	24,603	2,493,022
The Macerich Co REIT	13,078	117,310
The RMR Group Inc ‘A’	216	6,366
Third Point Reinsurance Ltd * (Bermuda)	7,330	55,048
Timberland Bancorp Inc	645	11,745
Tiptree Inc	2,276	14,680
Tompkins Financial Corp	1,292	83,683
Towne Bank	6,150	115,866
TPG RE Finance Trust Inc REIT	5,513	47,412
Transcontinental Realty Investors Inc REIT *	142	4,263
TriCo Bancshares	7,046	214,551
TriState Capital Holdings Inc *	2,519	39,573
Triumph Bancorp Inc *	1,959	47,545
TrustCo Bank Corp NY	75,921	480,580
Trustmark Corp	5,752	141,039
Two Harbors Investment Corp REIT	25,152	126,766
UMB Financial Corp	4,011	206,767
UMH Properties Inc REIT	591	7,642
United Bankshares Inc	11,339	313,637
United Community Banks Inc	7,209	145,045
United Fire Group Inc	1,928	53,425
United Insurance Holdings Corp	1,785	13,959
United Security Bancshares	1,337	8,945
Unity Bancorp Inc	706	10,096
Universal Health Realty Income Trust REIT	140	11,129
Universal Insurance Holdings Inc	1,970	34,967
Univest Financial Corp	2,689	43,400
Urban Edge Properties REIT	10,719	127,235
Urstadt Biddle Properties Inc ‘A’ REIT	2,843	33,775
Valley National Bancorp	36,788	287,682
Vericity Inc	147	1,563

	Shares	Value
Veritex Holdings Inc	4,380	$77,526
Virtus Investment Partners Inc	609	70,821
Waddell & Reed Financial Inc ‘A’	5,987	92,858
Walker & Dunlop Inc	2,363	120,064
Washington Federal Inc	6,874	184,498
Washington Real Estate Investment Trust REIT	7,522	166,988
Washington Trust Bancorp Inc	23,451	768,020
Waterstone Financial Inc	1,938	28,741
Watford Holdings Ltd * (Bermuda)	1,614	26,938
WesBanco Inc	6,056	122,997
West Bancorporation Inc	1,186	20,743
Westamerica Bancorporation	2,036	116,907
Western Asset Mortgage Capital Corp REIT	5,316	14,566
Western New England Bancorp Inc	2,054	11,893
Westwood Holdings Group Inc	732	11,529
Whitestone REIT	3,880	28,208
WisdomTree Investments Inc	13,572	47,095
World Acceptance Corp *	453	29,681
WSFS Financial Corp	4,614	132,422
Xenia Hotels & Resorts Inc REIT	10,693	99,766

		58,959,465

Industrial - 20.9%

AAR Corp	3,106	64,201
Advanced Disposal Services Inc *	476	14,361
Advanced Energy Industries Inc *	9,677	656,004
Aegion Corp *	2,753	43,690
Alamo Group Inc	165	16,936
Albany International Corp ‘A’	521	30,588
Allied Motion Technologies Inc	66	2,330
Altra Industrial Motion Corp	5,915	188,452
American Superconductor Corp *	2,041	16,593
American Woodmark Corp *	1,567	118,544
API Group Corp * ~	12,819	155,751
Apogee Enterprises Inc	2,099	48,361
Applied Industrial Technologies Inc	2,154	134,388
Applied Optoelectronics Inc *	1,796	19,523
ArcBest Corp	2,330	61,768
Arcosa Inc	4,443	187,495
Ardmore Shipping Corp (Ireland)	2,356	10,225
Argan Inc	1,351	64,010
Astec Industries Inc	26,800	1,241,108
Astronics Corp *	2,167	22,884
Atlas Air Worldwide Holdings Inc *	2,183	93,934
AZZ Inc	2,406	82,574
Barnes Group Inc	4,353	172,205
Bel Fuse Inc ‘B’	996	10,687
Belden Inc	4,063	132,251
Benchmark Electronics Inc	3,346	72,274
Bloom Energy Corp ‘A’ *	481	5,233
Boise Cascade Co	2,952	111,025
Brady Corp ‘A’	1,097	51,362
Bristow Group Inc *	539	7,508
Builders FirstSource Inc *	1,045	21,631
Cactus Inc ‘A’	2,391	49,326
Caesarstone Ltd	2,051	24,304
Casella Waste Systems Inc ‘A’ *	480	25,018
CECO Environmental Corp *	3,102	20,442
Chart Industries Inc *	3,303	160,162
CIRCOR International Inc *	1,857	47,316
Coherent Inc *	524	68,633
Columbus McKinnon Corp	18,605	622,337
Comfort Systems USA Inc	2,345	95,559
Comtech Telecommunications Corp	2,237	37,783
Concrete Pumping Holdings Inc *	2,719	9,462
Construction Partners Inc ‘A’ *	941	16,712
Cornerstone Building Brands Inc *	2,397	14,526
Costamare Inc (Monaco)	4,744	26,377
Covanta Holding Corp	6,641	63,687

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Covenant Transportation Group Inc ‘A’ *	1,264	$18,240
DHT Holdings Inc	9,967	51,131
Diamond S Shipping Inc *	2,376	18,984
Digimarc Corp *	146	2,335
Dorian LPG Ltd *	2,595	20,085
Ducommun Inc *	992	34,591
DXP Enterprises Inc *	1,559	31,040
Dycom Industries Inc *	804	32,876
Eagle Bulk Shipping Inc *	4,559	9,984
Eagle Materials Inc	12,811	899,588
Eastman Kodak Co *	1,709	3,811
Echo Global Logistics Inc *	2,399	51,866
EMCOR Group Inc	4,590	303,583
Encore Wire Corp	8,567	418,241
Enerpac Tool Group Corp	3,147	55,387
EnerSys	3,535	227,583
EnPro Industries Inc	1,938	95,524
ESCO Technologies Inc	174	14,708
FARO Technologies Inc *	1,096	58,746
Federal Signal Corp	5,874	174,634
Fitbit Inc ‘A’ *	7,123	46,015
Fluidigm Corp *	5,886	23,603
Fluor Corp	2,996	36,192
Fortune Brands Home & Security Inc	5,632	360,054
Forward Air Corp	980	48,824
Franklin Electric Co Inc	307	16,124
Frontline Ltd (Norway)	10,679	74,539
GATX Corp	3,170	193,307
Genco Shipping & Trading Ltd	1,566	9,834
Gencor Industries Inc *	635	8,026
General Finance Corp *	886	5,945
Gentex Corp	3,204	82,567
Gibraltar Industries Inc *	29,152	1,399,587
Golar LNG Ltd (Bermuda)	8,260	59,802
GoPro Inc ‘A’ *	1,494	7,111
Graham Corp	918	11,695
Granite Construction Inc	3,884	74,340
Great Lakes Dredge & Dock Corp *	5,788	53,597
Greif Inc ‘A’	2,361	81,242
Greif Inc ‘B’	531	22,212
Griffon Corp	3,373	62,468
Harsco Corp *	7,217	97,502
Haynes International Inc	1,101	25,719
Heartland Express Inc	6,570	136,787
Helios Technologies Inc	1,491	55,540
Heritage-Crystal Clean Inc *	1,394	24,339
Hillenbrand Inc	28,621	774,770
Hub Group Inc ‘A’ *	2,984	142,814
Hurco Cos Inc	559	15,635
Hyster-Yale Materials Handling Inc	931	35,992
IES Holdings Inc *	439	10,172
II-VI Inc *	9,905	467,714
Insteel Industries Inc	36,343	693,061
International Seaways Inc	2,191	35,801
Intevac Inc *	1,601	8,741
IntriCon Corp *	778	10,519
JELD-WEN Holding Inc *	6,277	101,122
John Bean Technologies Corp	4,600	395,692
Kaman Corp	2,351	97,802
KBR Inc	11,489	259,077
Kennametal Inc	7,688	220,722
Kimball Electronics Inc *	2,153	29,152
Knowles Corp *	8,110	123,759
Lawson Products Inc *	149	4,807
LB Foster Co ‘A’ *	1,039	13,268
Louisiana-Pacific Corp	25,992	666,695
LSI Industries Inc	2,351	15,211
Luxfer Holdings PLC (United Kingdom)	2,479	35,078
Lydall Inc *	1,578	21,398
Marten Transport Ltd	1,789	45,011

	Shares	Value
Masonite International Corp *	8,620	$670,464
MasTec Inc *	4,868	218,427
Materion Corp	1,290	79,322
Matson Inc	3,909	113,752
Matthews International Corp ‘A’	2,750	52,525
Mayville Engineering Co Inc *	644	5,088
Mistras Group Inc *	1,838	7,260
Moog Inc ‘A’	2,760	146,225
Mueller Industries Inc	28,070	746,101
Mueller Water Products Inc ‘A’	174,718	1,647,591
Myers Industries Inc	2,108	30,671
MYR Group Inc *	553	17,646
National Presto Industries Inc	436	38,102
NL Industries Inc	761	2,595
NN Inc	4,204	19,927
Nordic American Tankers Ltd	12,954	52,593
Northwest Pipe Co *	833	20,883
NV5 Global Inc *	74	3,761
NVE Corp	59	3,648
O-I Glass Inc	3,303	29,661
Olympic Steel Inc	921	10,822
Oshkosh Corp	27,114	1,941,905
Overseas Shipholding Group Inc ‘A’ *	5,587	10,392
PAM Transportation Services Inc *	140	4,305
Pangaea Logistics Solutions Ltd	1,014	2,545
Park Aerospace Corp	1,759	19,595
Park-Ohio Holdings Corp	862	14,301
Patrick Industries Inc	124	7,595
PGT Innovations Inc *	3,326	52,152
Plexus Corp *	20,245	1,428,487
Powell Industries Inc	848	23,227
Primoris Services Corp	1,984	35,236
Radiant Logistics Inc *	3,635	14,286
Ranpak Holdings Corp *	2,513	18,697
Raven Industries Inc	3,044	65,476
Regal Beloit Corp	28,338	2,474,474
Rexnord Corp	86,230	2,513,604
Ryerson Holding Corp *	1,540	8,670
Safe Bulkers Inc * (Greece)	4,890	5,966
Sanmina Corp *	6,102	152,794
Scorpio Bulkers Inc	550	8,415
Scorpio Tankers Inc (Monaco)	4,557	58,375
SEACOR Holdings Inc *	1,758	49,787
SFL Corp Ltd (Norway)	8,412	78,147
SMART Global Holdings Inc *	63	1,712
Smith & Wesson Brands Inc *	4,977	107,105
SPX Corp *	1,026	42,220
SPX FLOW Inc *	44,139	1,652,564
Standex International Corp	1,191	68,542
Sterling Construction Co Inc *	2,226	23,306
Stoneridge Inc *	2,353	48,613
Sturm Ruger & Co Inc	185	14,060
Summit Materials Inc ‘A’ *	10,743	172,747
Terex Corp	6,333	118,870
The Eastern Co	454	8,113
The Gorman-Rupp Co	1,395	43,357
The Greenbrier Cos Inc	32,802	746,245
The Manitowoc Co Inc *	3,176	34,555
Tidewater Inc *	3,990	22,304
TimkenSteel Corp *	4,083	15,883
Tredegar Corp	2,368	36,467
TriMas Corp *	3,948	94,555
Trinseo SA	2,443	54,137
Triumph Group Inc	3,767	33,941
TTM Technologies Inc *	9,030	107,096
Turtle Beach Corp *	1,263	18,591
Tutor Perini Corp *	3,786	46,113
UFP Industries Inc	41,498	2,054,566
UFP Technologies Inc *	513	22,603
Ultralife Corp *	702	4,921

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Universal Logistics Holdings Inc	254	$4,415
US Concrete Inc *	1,479	36,679
US Ecology Inc	2,837	96,118
US Xpress Enterprises Inc ‘A’ *	2,207	13,242
Vishay Intertechnology Inc	12,278	187,485
Vishay Precision Group Inc *	1,174	28,857
VSE Corp	814	25,551
Watts Water Technologies Inc ‘A’	1,404	113,724
Welbilt Inc *	8,658	52,727
Werner Enterprises Inc	615	26,771
Willis Lease Finance Corp *	270	6,556
WillScot Corp *	2,114	25,981
Worthington Industries Inc	3,409	127,156

		34,147,404

Technology - 2.9%

3D Systems Corp *	10,561	73,821
Allscripts Healthcare Solutions Inc *	13,928	94,293
Alpha & Omega Semiconductor Ltd *	1,821	19,813
Ambarella Inc *	2,095	95,951
Amkor Technology Inc *	7,670	94,418
Asure Software Inc *	890	5,723
Axcelis Technologies Inc *	227	6,322
AXT Inc *	3,521	16,760
Cerence Inc *	3,353	136,937
Cloudera Inc *	9,578	121,832
Cohu Inc	3,513	60,915
Computer Programs & Systems Inc	1,140	25,981
Conduent Inc *	15,354	36,696
CTS Corp	2,885	57,815
Cubic Corp	2,561	123,005
Daily Journal Corp *	19	5,130
Diebold Nixdorf Inc *	3,805	23,058
Digi International Inc *	2,580	30,057
Diodes Inc *	3,185	161,480
Donnelley Financial Solutions Inc *	2,831	23,780
Ebix Inc	1,144	25,580
eGain Corp *	1,157	12,854
Evolent Health Inc ‘A’ *	5,680	40,442
GSI Technology Inc *	1,383	9,930
GTY Technology Holding Inc *	4,153	17,297
Immersion Corp *	348	2,168
Insight Enterprises Inc *	2,295	112,914
ManTech International Corp ‘A’	1,405	96,228
MaxLinear Inc *	2,473	53,071
MicroStrategy Inc ‘A’ *	256	30,282
MKS Instruments Inc	2,921	330,774
MTS Systems Corp	1,810	31,838
NetScout Systems Inc *	52,166	1,333,363
NextGen Healthcare Inc *	5,046	55,405
Onto Innovation Inc *	3,222	109,677
Park City Group Inc *	859	3,634
Parsons Corp *	531	19,243
PDF Solutions Inc *	166	3,247
Perspecta Inc	2,148	49,898
Photronics Inc *	5,687	63,296
Pitney Bowes Inc	9,717	25,264
Pixelworks Inc *	473	1,528
PlayAGS Inc *	1,945	6,574
Quantum Corp *	2,252	8,693
Rambus Inc *	10,213	155,238
Rosetta Stone Inc *	1,835	30,938
SeaChange International Inc *	2,083	3,145
SecureWorks Corp ‘A’ *	780	8,915
StarTek Inc *	1,633	8,296
Super Micro Computer Inc *	2,892	82,104
SWK Holdings Corp *	277	3,318
Sykes Enterprises Inc *	3,317	91,748
Synaptics Inc *	3,834	230,500
Synchronoss Technologies Inc *	3,616	12,764

	Shares	Value
The ExOne Co *	277	$2,368
Unisys Corp *	5,093	55,565
Veeco Instruments Inc *	4,438	59,869
Verint Systems Inc *	3,191	144,169
Xperi Holding Corp	9,113	134,508

		4,680,432

Utilities - 3.5%

ALLETE Inc	4,816	263,002
Artesian Resources Corp ‘A’	627	22,754
Atlantic Power Corp *	6,455	12,910
Avista Corp	6,144	223,580
Black Hills Corp	16,047	909,223
California Water Service Group	322	15,359
Chesapeake Utilities Corp	42	3,528
Clearway Energy Inc ‘A’	2,662	55,822
Clearway Energy Inc ‘C’	5,716	131,811
Consolidated Water Co Ltd (Cayman)	1,212	17,489
El Paso Electric Co	3,242	217,214
IDACORP Inc	9,228	806,250
MGE Energy Inc	2,319	149,599
New Jersey Resources Corp	8,760	286,014
Northwest Natural Holding Co	2,454	136,909
NorthWestern Corp	4,677	254,990
ONE Gas Inc	4,215	324,766
Otter Tail Corp	2,413	93,600
PICO Holdings Inc *	1,698	14,314
PNM Resources Inc	7,258	278,998
Portland General Electric Co	8,264	345,518
RGC Resources Inc	283	6,840
SJW Group	1,094	67,948
South Jersey Industries Inc	3,473	86,790
Southwest Gas Holdings Inc	4,618	318,873
Spire Inc	8,383	550,847
Unitil Corp	1,266	56,742

		5,651,690

Total Common Stocks (Cost $185,254,086)		161,484,175

	Principal Amount
CORPORATE BONDS & NOTES - 0.3%

Industrial - 0.3%

Mueller Industries Inc 6.000% due 03/01/27	$482,000	472,871

Total Corporate Bonds & Notes (Cost $482,000)		472,871

SHORT-TERM INVESTMENTS - 1.0%

Repurchase Agreement - 0.7%

Fixed Income Clearing Corp 0.000% due 07/01/20 (Dated 06/30/20, repurchase price of $1,202,963; collateralized by U.S. Treasury Notes: 0.125% - 2.250% due 04/15/25 - 08/15/27 and value $1,227,074)	1,202,963	1,202,963

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value

U.S. Government Agency Issue - 0.3%

Federal Home Loan Bank 0.000% due 07/01/20	$410,000	$410,000

Total Short-Term Investments (Cost $1,612,963)		1,612,963

TOTAL INVESTMENTS - 100.2% (Cost $187,349,049)		163,570,009

DERIVATIVES - 0.0%		22,598

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(383,577)

NET ASSETS - 100.0%		$163,209,030

Notes to Schedule of Investments

(a)	As of June 30, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	36.1%
Industrial	21.2%
Consumer, Cyclical	15.5%
Consumer, Non-Cyclical	8.8%
Basic Materials	6.9%
Utilities	3.5%
Others(each less than 3.0%)	8.2%

	100.2%
Derivatives	0.0%
OtherAssets & Liabilities, Net	(0.2%	)

	100.0%

(b)	Open futures contracts outstanding as of June 30, 2020 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Micro Russell 2000 E-Mini Index	09/20	10	$69,592	$71,880	$2,288
Russell 2000 E-Mini Index	09/20	11	770,370	790,680	20,310

Total Futures Contracts					$22,598

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$11,272,690	$11,272,690	$-	$-
	Communications	2,396,189	2,396,189	-	-
	Consumer, Cyclical	25,320,484	25,320,484	-	-
	Consumer, Non-Cyclical	14,464,791	13,065,253	1,399,538	-
	Diversified	4,580	4,580	-	-
	Energy	4,586,450	4,188,215	398,235	-
	Financial	58,959,465	58,959,465	-	-
	Industrial	34,147,404	34,147,404	-	-
	Technology	4,680,432	4,680,432	-	-
	Utilities	5,651,690	5,651,690	-	-

	Total Common Stocks	161,484,175	159,686,402	1,797,773	-

	Corporate Bonds & Notes	472,871	-	472,871	-
	Short-Term Investments	1,612,963	-	1,612,963	-
	Derivatives:
	Equity Contracts
	Futures	22,598	22,598	-	-

	Total	$163,592,607	$159,709,000	$3,883,607	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Oncternal Therapeutics Inc - Contingent Value Rights *	216	$442

Total Rights (Cost $442)		442

COMMON STOCKS - 98.8%

Basic Materials - 3.2%

AdvanSix Inc *	10,089	118,445
AgroFresh Solutions Inc *	9,673	29,309
Alcoa Corp *	66,685	749,539
Allegheny Technologies Inc *	45,589	464,552
American Vanguard Corp	10,373	142,732
Amyris Inc *	25,039	106,917
Arconic Corp *	35,338	492,258
Balchem Corp	11,312	1,073,056
Caledonia Mining Corp PLC (South Africa)	3,683	63,790
Carpenter Technology Corp	17,087	414,872
Century Aluminum Co *	18,244	130,080
Clearwater Paper Corp *	5,669	204,821
Cleveland-Cliffs Inc	141,558	781,400
Codexis Inc *	18,651	212,621
Coeur Mining Inc *	86,153	437,657
Commercial Metals Co	42,434	865,654
Compass Minerals International Inc	12,193	594,409
Domtar Corp	19,939	420,912
Energy Fuels Inc *	38,506	58,144
Ferro Corp *	28,849	344,457
GCP Applied Technologies Inc *	17,124	318,164
Gold Resource Corp	22,818	93,782
Hawkins Inc	3,288	140,003
HB Fuller Co	18,410	821,086
Hecla Mining Co	182,850	597,920
Ingevity Corp *	14,656	770,466
Innospec Inc	8,692	671,457
Intrepid Potash Inc *	32,420	32,096
Kaiser Aluminum Corp	5,537	407,634
Koppers Holdings Inc *	7,402	139,454
Kraton Corp *	11,161	192,862
Kronos Worldwide Inc	8,719	90,765
Livent Corp *	51,830	319,273
Marrone Bio Innovations Inc *	17,362	20,314
Minerals Technologies Inc	12,031	564,615
Neenah Inc	5,896	291,616
Novagold Resources Inc * (Canada)	83,841	769,660
Oil-Dri Corp of America	1,862	64,611
Orion Engineered Carbons SA (Luxembourg)	21,455	227,208
PH Glatfelter Co	15,356	246,464
PolyOne Corp	32,914	863,334
PQ Group Holdings Inc *	13,283	175,867
Quaker Chemical Corp	4,688	870,327
Rayonier Advanced Materials Inc *	23,499	66,032
Rogers Corp *	6,625	825,475
Schnitzer Steel Industries Inc ‘A’	9,389	165,622
Schweitzer-Mauduit International Inc	11,249	375,829
Sensient Technologies Corp	15,174	791,476
Stepan Co	7,612	739,125
Tronox Holdings PLC ‘A’ *	32,396	233,899
United States Lime & Minerals Inc	700	59,108
United States Steel Corp	78,105	563,918
Uranium Energy Corp *	61,301	53,804
Verso Corp ‘A’	12,413	148,460

		20,417,351

	Shares	Value
Communications - 4.5%

1-800-Flowers.com Inc ‘A’ *	8,965	$179,479
8x8 Inc *	35,979	575,664
A10 Networks Inc *	21,902	149,153
Acacia Communications Inc *	13,756	924,266
ADTRAN Inc	17,165	187,613
Alaska Communications Systems Group Inc	16,336	45,577
AMC Networks Inc ‘A’ *	13,761	321,870
Anterix Inc *	4,686	212,463
ATN International Inc	3,933	238,222
Boingo Wireless Inc *	15,491	206,340
Boston Omaha Corp ‘A’ *	3,867	61,872
CalAmp Corp *	12,197	97,698
Calix Inc *	17,246	256,965
Cambium Networks Corp *	2,867	21,101
Cardlytics Inc *	9,184	642,696
Cargurus Inc *	30,602	775,761
Cars.com Inc *	23,856	137,411
Casa Systems Inc *	10,697	44,500
Central European Media Enterprises Ltd ‘A’ * (Czech Republic)	32,718	115,822
ChannelAdvisor Corp *	9,968	157,893
Cincinnati Bell Inc *	16,429	243,971
Clearfield Inc *	4,124	57,571
Cogent Communications Holdings Inc	15,048	1,164,113
comScore Inc *	21,252	65,881
Consolidated Communications Holdings Inc *	26,767	181,213
DASAN Zhone Solutions Inc *	4,476	39,971
DHI Group Inc *	16,492	34,633
Endurance International Group Holdings Inc *	23,151	93,299
Entercom Communications Corp ‘A’	46,613	64,326
Entravision Communications Corp ‘A’	21,915	31,338
ePlus Inc *	4,712	333,044
Eventbrite Inc ‘A’ *	22,633	193,965
EverQuote Inc ‘A’ *	4,980	289,637
Extreme Networks Inc *	41,963	182,119
Fluent Inc *	13,919	24,776
Gannett Co Inc	39,559	54,591
GlobalSCAPE Inc	4,925	48,019
Gogo Inc *	21,573	68,171
Gray Television Inc *	32,103	447,837
Groupon Inc *	8,309	150,559
GTT Communications Inc *	10,964	89,466
Harmonic Inc *	33,646	159,818
HC2 Holdings Inc *	15,755	52,622
HealthStream Inc *	9,119	201,803
Hemisphere Media Group Inc *	5,680	55,834
Houghton Mifflin Harcourt Co *	40,465	73,242
IDT Corp ‘B’ *	5,415	35,360
iHeartMedia Inc ‘A’ *	10,535	87,967
Infinera Corp *	55,656	329,484
Inseego Corp *	18,327	212,593
InterDigital Inc	11,046	625,535
Iridium Communications Inc *	41,720	1,061,357
KVH Industries Inc *	5,163	46,106
Lands’ End Inc *	4,744	38,142
Liberty Latin America Ltd ‘A’ * (Chile)	15,652	152,137
Liberty Latin America Ltd ‘C’ * (Chile)	40,854	385,662
Limelight Networks Inc *	40,796	300,259
Liquidity Services Inc *	9,249	55,124
LiveXLive Media Inc *	9,534	34,513
Loral Space & Communications Inc	4,826	94,204
Luna Innovations Inc *	9,908	57,863
Maxar Technologies Inc	21,610	388,116
Meredith Corp	14,202	206,639
Mimecast Ltd *	19,933	830,409
MSG Networks Inc ‘A’ *	14,201	141,300

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
National CineMedia Inc	24,306	$72,189
NeoPhotonics Corp *	16,997	150,933
NETGEAR Inc *	10,221	264,622
NIC Inc	23,097	530,307
Ooma Inc *	7,294	120,205
ORBCOMM Inc *	26,878	103,480
Overstock.com Inc *	14,329	407,373
PCTel Inc *	6,234	41,643
Perficient Inc *	11,567	413,867
Plantronics Inc	11,818	173,488
Powerfleet Inc *	9,338	43,142
Preformed Line Products Co	1,121	56,061
Q2 Holdings Inc *	17,530	1,503,899
QuinStreet Inc *	17,422	182,234
Quotient Technology Inc *	31,115	227,762
Resonant Inc *	17,706	41,255
Ribbon Communications Inc *	23,998	94,312
Saga Communications Inc ‘A’	1,362	34,867
Scholastic Corp	10,533	315,358
Shenandoah Telecommunications Co	17,060	840,887
Shutterstock Inc	6,730	235,348
Sinclair Broadcast Group Inc ‘A’	18,913	349,134
Spok Holdings Inc	6,400	59,840
Stamps.com Inc *	5,868	1,077,893
Stitch Fix Inc ‘A’ *	19,986	498,451
TechTarget Inc *	8,103	243,333
TEGNA Inc	77,941	868,263
The EW Scripps Co ‘A’	20,670	180,862
The Meet Group Inc *	23,478	146,503
The RealReal Inc *	22,304	285,268
The Rubicon Project Inc *	36,828	245,643
Tribune Publishing Co	6,006	60,000
TrueCar Inc *	37,459	96,644
Tucows Inc ‘A’ *	3,331	190,933
Upwork Inc *	32,935	475,581
US Auto Parts Network Inc *	7,700	66,682
Value Line Inc	498	13,441
Viavi Solutions Inc *	81,027	1,032,284
VirnetX Holding Corp	21,785	141,602
Vonage Holdings Corp *	82,392	828,863
WideOpenWest Inc *	18,581	97,922
Yelp Inc *	25,024	578,805
Zix Corp *	19,264	132,922

		28,361,056

Consumer, Cyclical - 12.9%

A-Mark Precious Metals Inc *	1,578	30,061
Abercrombie & Fitch Co ‘A’	22,841	243,028
Accel Entertainment Inc *	13,931	134,156
Acushnet Holdings Corp	12,081	420,298
Adient PLC *	30,883	507,099
Allegiant Travel Co	4,699	513,178
AMC Entertainment Holdings Inc ‘A’	19,553	83,882
America’s Car-Mart Inc *	2,215	194,632
American Axle & Manufacturing Holdings Inc *	39,566	300,702
American Eagle Outfitters Inc	54,670	595,903
Asbury Automotive Group Inc *	6,965	538,603
Aspen Aerogels Inc *	7,205	47,409
At Home Group Inc *	17,525	113,737
BBX Capital Corp	21,477	54,552
Beacon Roofing Supply Inc *	19,607	517,037
Beazer Homes USA Inc *	10,271	103,429
Bed Bath & Beyond Inc	45,785	485,321
Big Lots Inc	14,074	591,108
Biglari Holdings Inc ‘A’ *	26	8,710
Biglari Holdings Inc ‘B’ *	331	22,832
BJ’s Restaurants Inc	6,839	143,209
BJ’s Wholesale Club Holdings Inc *	48,512	1,808,042
Bloomin’ Brands Inc	30,857	328,936

	Shares	Value
Blue Bird Corp *	5,541	$83,060
Bluegreen Vacations Corp	2,201	11,929
BMC Stock Holdings Inc *	23,916	601,248
Boot Barn Holdings Inc *	10,141	218,640
Boyd Gaming Corp	29,180	609,862
Brinker International Inc	15,627	375,048
Caleres Inc	14,669	122,339
Callaway Golf Co	33,584	588,056
Camping World Holdings Inc ‘A’	11,787	320,135
Cannae Holdings Inc *	29,999	1,232,959
Carrols Restaurant Group Inc *	13,296	64,353
Casper Sleep Inc *	3,853	34,561
Cavco Industries Inc *	3,020	582,407
Century Casinos Inc *	9,365	38,865
Century Communities Inc *	10,344	317,147
Chico’s FAS Inc	48,637	67,119
Churchill Downs Inc	13,449	1,790,734
Chuy’s Holdings Inc *	6,047	89,979
Cinemark Holdings Inc	38,455	444,155
Citi Trends Inc	4,304	87,027
Clarus Corp	7,486	86,688
CompX International Inc	719	9,937
Conn’s Inc *	6,271	63,274
Cooper Tire & Rubber Co	18,087	499,382
Cooper-Standard Holdings Inc *	6,232	82,574
Core-Mark Holding Co Inc	15,952	398,082
Cracker Barrel Old Country Store Inc	8,569	950,388
Crocs Inc *	23,729	873,702
Daktronics Inc	14,279	62,114
Dana Inc	51,831	631,820
Dave & Buster’s Entertainment Inc	16,748	223,251
Deckers Outdoor Corp *	9,935	1,951,135
Del Taco Restaurants Inc *	9,590	56,869
Denny’s Corp *	19,315	195,081
Designer Brands Inc ‘A’	23,655	160,144
Dillard’s Inc ‘A’	2,891	74,559
Dine Brands Global Inc	5,501	231,592
Dorman Products Inc *	9,461	634,549
Douglas Dynamics Inc	8,154	286,368
Duluth Holdings Inc ‘B’ *	4,889	36,032
El Pollo Loco Holdings Inc *	6,350	93,726
Eldorado Resorts Inc *	29,986	1,201,239
Envela Corp *	2,710	16,531
Eros International PLC * (India)	26,826	84,770
Escalade Inc	3,900	54,444
Ethan Allen Interiors Inc	9,005	106,529
Everi Holdings Inc *	28,639	147,777
EVI Industries Inc *	1,572	34,128
Express Inc *	22,751	35,037
Fiesta Restaurant Group Inc *	6,225	39,716
FirstCash Inc	14,358	968,878
Forestar Group Inc *	5,695	85,881
Fossil Group Inc *	17,966	83,542
Foundation Building Materials Inc *	7,316	114,203
Fox Factory Holding Corp *	13,614	1,124,653
Freshpet Inc *	13,728	1,148,484
Funko Inc ‘A’ *	8,037	46,615
G-III Apparel Group Ltd *	15,863	210,819
Gaia Inc *	3,865	32,389
GameStop Corp ‘A’ *	21,617	93,818
GAN Ltd * (United Kingdom)	2,699	68,690
Genesco Inc *	5,265	114,040
Gentherm Inc *	11,083	431,129
GMS Inc *	14,816	364,325
Golden Entertainment Inc *	5,870	52,360
Green Brick Partners Inc *	8,210	97,288
Group 1 Automotive Inc	6,397	422,010
GrowGeneration Corp *	9,951	68,065
Guess? Inc	16,817	162,620
H&E Equipment Services Inc	12,120	223,978

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Hamilton Beach Brands Holding Co ‘A’	3,022	$35,962
Haverty Furniture Cos Inc	6,578	105,248
Hawaiian Holdings Inc	16,789	235,718
Healthcare Services Group Inc	26,623	651,199
Herman Miller Inc	21,164	499,682
Hibbett Sports Inc *	6,334	132,634
Hilton Grand Vacations Inc *	30,047	587,419
HNI Corp	15,611	477,228
Hooker Furniture Corp	4,285	83,343
Hudson Ltd ‘A’ *	15,202	74,034
IMAX Corp *	17,694	198,350
Installed Building Products Inc *	8,156	560,970
Interface Inc	21,176	172,373
International Game Technology PLC	35,987	320,284
iRobot Corp *	9,827	824,485
Jack in the Box Inc	8,052	596,573
Johnson Outdoors Inc ‘A’	1,888	171,846
KAR Auction Services Inc	46,474	639,482
KB Home	31,252	958,811
Kimball International Inc ‘B’	12,554	145,124
Knoll Inc	18,513	225,673
Kontoor Brands Inc	18,475	329,040
Kura Sushi USA Inc ‘A’ *	1,094	15,622
La-Z-Boy Inc	16,230	439,184
Lakeland Industries Inc *	2,628	58,946
LCI Industries	8,745	1,005,500
LGI Homes Inc *	7,841	690,243
Liberty Media Corp-Liberty Braves ‘A’ *	3,735	74,999
Liberty Media Corp-Liberty Braves ‘C’ *	13,419	264,891
Liberty TripAdvisor Holdings Inc ‘A’ *	24,237	51,625
Lifetime Brands Inc	4,323	29,051
Lindblad Expeditions Holdings Inc *	9,144	70,592
Lithia Motors Inc ‘A’	7,894	1,194,599
Lumber Liquidators Holdings Inc *	10,419	144,407
M/I Homes Inc *	9,844	339,027
Macy’s Inc	33,518	230,604
Malibu Boats Inc ‘A’ *	7,266	377,469
Marine Products Corp	3,087	42,755
MarineMax Inc *	7,500	167,925
Marriott Vacations Worldwide Corp	14,346	1,179,385
MasterCraft Boat Holdings Inc *	6,662	126,911
MDC Holdings Inc	18,137	647,491
Meritage Homes Corp *	13,070	994,888
Meritor Inc *	24,556	486,209
Mesa Air Group Inc *	10,330	35,535
Methode Electronics Inc	12,852	401,754
Miller Industries Inc	4,007	119,288
Mobile Mini Inc	15,771	465,244
Modine Manufacturing Co *	18,449	101,838
Monarch Casino & Resort Inc *	4,454	151,792
Motorcar Parts of America Inc *	6,775	119,714
Movado Group Inc	6,241	67,652
National Vision Holdings Inc *	28,534	870,858
Nautilus Inc *	10,520	97,520
Navistar International Corp *	17,854	503,483
Noodles & Co *	11,050	66,853
Office Depot Inc	187,244	440,023
OneSpaWorld Holdings Ltd (Bahamas)	16,606	79,211
OneWater Marine Inc ‘A’ *	1,754	42,587
OptimizeRx Corp *	5,051	65,815
Oxford Industries Inc	5,939	261,375
Papa John’s International Inc	11,416	906,545
PC Connection Inc	3,953	183,261
Penn National Gaming Inc *	47,443	1,448,909
PetIQ Inc *	7,302	254,402
PetMed Express Inc	6,909	246,237
PriceSmart Inc	8,130	490,483
Purple Innovation Inc *	5,178	93,204
RCI Hospitality Holdings Inc	2,749	38,101
Red Robin Gourmet Burgers Inc *	4,242	43,268

	Shares	Value
Red Rock Resorts Inc ‘A’	23,577	$257,225
Regis Corp *	8,362	68,401
Resideo Technologies Inc *	44,135	517,262
REV Group Inc	9,171	55,943
RH *	5,947	1,480,208
Rite Aid Corp *	19,457	331,936
Rocky Brands Inc	2,716	55,841
Rush Enterprises Inc ‘A’	9,576	397,021
Rush Enterprises Inc ‘B’	1,840	65,614
Ruth’s Hospitality Group Inc	9,248	75,464
Sally Beauty Holdings Inc *	40,301	504,972
ScanSource Inc *	9,077	218,665
Scientific Games Corp ‘A’ *	20,288	313,652
SeaWorld Entertainment Inc *	17,908	265,217
Shake Shack Inc ‘A’ *	12,423	658,171
Shoe Carnival Inc	3,363	98,435
Signet Jewelers Ltd (NYSE)	19,358	198,807
SiteOne Landscape Supply Inc *	14,809	1,687,782
Skyline Champion Corp *	19,098	464,845
SkyWest Inc	17,753	579,103
Sleep Number Corp *	9,616	400,410
Sonic Automotive Inc ‘A’	8,741	278,925
Sonos Inc *	28,254	413,356
Spirit Airlines Inc *	30,908	550,162
Sportsman’s Warehouse Holdings Inc *	15,285	217,811
Standard Motor Products Inc	7,369	303,603
Steelcase Inc ‘A’	31,048	374,439
Steven Madden Ltd	29,605	730,947
Superior Group of Cos Inc	4,095	54,873
Systemax Inc	4,440	91,198
Target Hospitality Corp *	10,677	18,044
Taylor Morrison Home Corp *	44,769	863,594
Telenav Inc *	11,051	60,670
Tenneco Inc ‘A’ *	19,021	143,799
Texas Roadhouse Inc	23,263	1,222,936
The Buckle Inc	11,002	172,511
The Cato Corp ‘A’	8,583	70,209
The Cheesecake Factory Inc	15,382	352,555
The Children’s Place Inc	5,254	196,605
The Container Store Group Inc *	7,807	25,295
The Goodyear Tire & Rubber Co	83,114	743,455
The Lovesac Co *	3,233	84,802
The Marcus Corp	8,267	109,703
The Michaels Cos Inc *	27,719	195,973
The Shyft Group Inc	11,952	201,272
The St Joe Co *	11,182	217,154
Tilly’s Inc ‘A’	9,242	52,402
Titan Machinery Inc *	7,023	76,270
TRI Pointe Group Inc *	45,833	673,287
Triton International Ltd (Bermuda)	18,275	552,636
Tupperware Brands Corp	18,753	89,077
Twin River Worldwide Holdings Inc	6,434	143,414
Unifi Inc *	5,201	66,989
UniFirst Corp	5,328	953,446
Universal Electronics Inc *	4,750	222,395
Urban Outfitters Inc *	24,677	375,584
Vera Bradley Inc *	6,262	27,803
Veritiv Corp *	4,500	76,320
Vista Outdoor Inc *	20,490	296,080
Visteon Corp *	9,833	673,560
VOXX International Corp *	7,030	40,633
Wabash National Corp	20,020	212,612
Waitr Holdings Inc *	26,769	70,402
WESCO International Inc *	17,788	624,537
Weyco Group Inc	1,967	42,468
Wingstop Inc	10,440	1,450,847
Winmark Corp	1,045	178,946
Winnebago Industries Inc	11,131	741,547
Wolverine World Wide Inc	28,333	674,609
Workhorse Group Inc *	22,385	389,275

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
World Fuel Services Corp	22,188	$571,563
XPEL Inc *	5,703	89,195
YETI Holdings Inc *	26,268	1,122,432
Zumiez Inc *	7,637	209,101

		82,039,760

Consumer, Non-Cyclical - 25.9%

89bio Inc *	963	19,193
Aaron’s Inc	24,085	1,093,459
Abeona Therapeutics Inc *	20,008	58,323
ABM Industries Inc	23,802	864,013
Acacia Research Corp *	14,527	59,415
Accelerate Diagnostics Inc *	10,950	166,002
ACCO Brands Corp	34,093	242,060
Accuray Inc *	32,322	65,614
AcelRx Pharmaceuticals Inc *	25,358	30,683
AdaptHealth Corp *	2,639	42,488
Addus HomeCare Corp *	4,853	449,194
ADMA Biologics Inc *	21,520	63,054
Adtalem Global Education Inc *	18,553	577,926
Aduro Biotech Inc *	25,650	59,251
Adverum Biotechnologies Inc *	25,918	541,168
Aeglea BioTherapeutics Inc *	14,929	138,093
Aerie Pharmaceuticals Inc *	13,046	192,559
Affimed NV * (Germany)	26,551	122,533
Agenus Inc *	49,435	194,280
Agile Therapeutics Inc *	23,815	66,206
Aimmune Therapeutics Inc *	16,512	275,916
Akcea Therapeutics Inc *	5,863	80,323
Akebia Therapeutics Inc *	46,134	626,500
Akero Therapeutics Inc *	3,955	98,559
Albireo Pharma Inc *	4,592	121,642
Alector Inc *	16,352	399,643
Alico Inc	1,713	53,377
Allakos Inc *	8,634	620,439
Allogene Therapeutics Inc *	17,177	735,519
Alpha Pro Tech Ltd *	4,331	76,659
Alphatec Holdings Inc *	15,988	75,144
Alta Equipment Group Inc *	6,128	47,615
AMAG Pharmaceuticals Inc *	11,068	84,670
American Public Education Inc *	4,956	146,698
American Renal Associates Holdings Inc *	4,576	29,836
Amicus Therapeutics Inc *	90,042	1,357,833
AMN Healthcare Services Inc *	16,510	746,912
Amneal Pharmaceuticals Inc *	35,339	168,214
Amphastar Pharmaceuticals Inc *	12,586	282,682
AnaptysBio Inc *	7,701	172,040
Anavex Life Sciences Corp *	17,522	86,208
AngioDynamics Inc *	13,290	135,159
ANI Pharmaceuticals Inc *	3,233	104,555
Anika Therapeutics Inc *	4,800	181,104
Antares Pharma Inc *	57,863	159,123
Apellis Pharmaceuticals Inc *	21,220	693,045
Apollo Medical Holdings Inc *	3,596	59,334
Applied Genetic Technologies Corp *	8,549	47,361
Applied Therapeutics Inc *	4,694	169,688
Aprea Therapeutics Inc * (Sweden)	2,388	92,607
Aptinyx Inc *	8,510	35,487
Apyx Medical Corp *	12,453	69,114
Aquestive Therapeutics Inc *	6,868	33,378
Aravive Inc *	4,305	50,110
Arcturus Therapeutics Holdings Inc *	4,573	213,742
Arcus Biosciences Inc *	11,504	284,609
Arcutis Biotherapeutics Inc *	3,362	101,667
Ardelyx Inc *	25,702	177,858
Arena Pharmaceuticals Inc *	19,980	1,257,741
Arlo Technologies Inc *	29,088	75,047
Arrowhead Pharmaceuticals Inc *	35,547	1,535,275
Arvinas Inc *	10,303	345,563
ASGN Inc *	17,971	1,198,306

	Shares	Value
Aspen Group Inc *	6,315	$57,151
Aspira Women’s Health Inc *	16,879	64,815
Assembly Biosciences Inc *	10,856	253,162
Atara Biotherapeutics Inc *	20,400	297,228
Athenex Inc *	26,206	360,595
Athersys Inc *	60,656	167,411
Atreca Inc ‘A’ *	7,607	161,877
AtriCure Inc *	13,746	617,883
Atrion Corp	501	319,142
Avalon GloboCare Corp *	6,489	12,329
Avanos Medical Inc *	17,011	499,953
Avenue Therapeutics Inc *	2,207	23,769
AVEO Pharmaceuticals Inc *	4,567	23,520
Avid Bioservices Inc *	20,714	135,987
Avis Budget Group Inc *	18,877	432,095
Avrobio Inc *	10,960	191,252
Axcella Health Inc *	2,556	14,135
Axogen Inc *	13,113	121,164
Axonics Modulation Technologies Inc *	10,763	377,889
Axsome Therapeutics Inc *	9,819	807,907
Aytu BioScience Inc *	8,497	12,066
B&G Foods Inc	22,768	555,084
Barrett Business Services Inc	2,856	151,739
Beam Therapeutics Inc *	4,309	120,652
Bellerophon Therapeutics Inc *	1,303	16,353
BellRing Brands Inc ‘A’ *	13,979	278,741
Beyond Air Inc *	4,423	32,067
Beyondspring Inc *	4,800	72,384
BG Staffing Inc	3,252	36,813
BioCryst Pharmaceuticals Inc *	54,977	261,965
BioDelivery Sciences International Inc *	29,484	128,550
Biohaven Pharmaceutical Holding Co Ltd *	16,700	1,220,937
BioLife Solutions Inc *	2,763	45,175
BioSig Technologies Inc *	7,313	52,654
BioSpecifics Technologies Corp *	2,094	128,320
BioTelemetry Inc *	11,785	532,564
Bioxcel Therapeutics Inc *	3,748	198,681
Black Diamond Therapeutics Inc *	4,250	179,180
Blueprint Medicines Corp *	19,235	1,500,330
BrainStorm Cell Therapeutics Inc *	9,437	105,789
Bridgebio Pharma Inc *	25,806	841,534
Bridgford Foods Corp *	535	8,860
BrightView Holdings Inc *	11,463	128,386
Brookdale Senior Living Inc *	66,394	195,862
Cabaletta Bio Inc *	4,568	50,888
Cadiz Inc *	6,664	67,706
CAI International Inc *	5,478	91,263
Cal-Maine Foods Inc *	11,139	495,463
Calavo Growers Inc	5,885	370,225
Calithera Biosciences Inc *	23,277	122,903
Calyxt Inc *	4,939	24,349
Cantel Medical Corp	13,492	596,751
Cara Therapeutics Inc *	14,687	251,148
Cardiovascular Systems Inc *	12,149	383,301
Cardtronics PLC ‘A’ *	12,627	302,795
CareDx Inc *	15,207	538,784
Carriage Services Inc	5,797	105,042
CASI Pharmaceuticals Inc *	20,556	51,390
Cass Information Systems Inc	4,959	193,550
Cassava Sciences Inc *	8,206	25,274
Castle Biosciences Inc *	3,598	135,609
Catabasis Pharmaceuticals Inc *	6,550	42,116
Catalyst Biosciences Inc *	6,094	35,772
Catalyst Pharmaceuticals Inc *	33,841	156,345
CBIZ Inc *	17,993	431,292
CEL-SCI Corp *	11,532	172,057
Cellular Biomedicine Group Inc *	4,689	70,194
Celsius Holdings Inc *	12,076	142,135
Centogene NV * (Germany)	1,439	32,924
Central Garden & Pet Co *	3,621	130,320

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Central Garden & Pet Co ‘A’ *	13,734	$464,072
Cerecor Inc *	10,870	28,262
Cerus Corp *	57,357	378,556
Champions Oncology Inc *	2,379	22,743
Checkpoint Therapeutics Inc *	14,563	28,835
Chembio Diagnostics Inc *	6,314	20,521
ChemoCentryx Inc *	15,754	906,485
Chiasma Inc *	13,024	70,069
Chimerix Inc *	18,543	57,483
ChromaDex Corp *	13,513	62,025
Cidara Therapeutics Inc *	11,649	42,985
Cimpress PLC * (Ireland)	6,300	480,942
Clovis Oncology Inc *	25,702	173,488
Co-Diagnostics Inc *	9,135	176,762
Coca-Cola Consolidated Inc	1,652	378,622
Cohbar Inc *	7,825	12,129
Coherus Biosciences Inc *	20,452	365,273
Collectors Universe Inc	3,145	107,811
Collegium Pharmaceutical Inc *	12,044	210,770
Community Health Systems Inc *	31,926	96,097
Concert Pharmaceuticals Inc *	10,513	104,604
CONMED Corp	9,718	699,599
Constellation Pharmaceuticals Inc *	9,553	287,068
ContraFect Corp *	5,096	32,563
Corbus Pharmaceuticals Holdings Inc *	23,279	195,311
Corcept Therapeutics Inc *	33,625	565,572
CorMedix Inc *	9,645	60,763
Cortexyme Inc *	5,563	257,567
CorVel Corp *	3,108	220,326
Covetrus Inc *	34,852	623,502
CRA International Inc	2,564	101,278
Craft Brew Alliance Inc *	4,070	62,637
Crinetics Pharmaceuticals Inc *	9,541	167,158
Cross Country Healthcare Inc *	12,171	74,973
CryoLife Inc *	12,754	244,494
Cue Biopharma Inc *	9,760	239,218
Cutera Inc *	6,026	73,336
Cyclerion Therapeutics Inc *	7,689	45,442
Cymabay Therapeutics Inc *	25,225	88,035
Cytokinetics Inc *	20,017	471,801
CytomX Therapeutics Inc *	16,441	136,954
CytoSorbents Corp *	12,458	123,334
Darling Ingredients Inc *	57,215	1,408,633
Deciphera Pharmaceuticals Inc *	13,248	791,171
Deluxe Corp	14,942	351,735
Denali Therapeutics Inc *	22,237	537,691
DermTech Inc *	2,832	37,467
Dicerna Pharmaceuticals Inc *	22,952	582,981
Durect Corp *	69,119	160,356
Dyadic International Inc *	6,906	59,806
Dynavax Technologies Corp *	31,707	281,241
Eagle Pharmaceuticals Inc *	3,781	181,412
Edgewell Personal Care Co *	19,389	604,161
Editas Medicine Inc *	19,640	580,951
Eidos Therapeutics Inc *	3,960	188,773
Eiger BioPharmaceuticals Inc *	8,601	82,570
Electromed Inc *	2,407	37,044
elf Beauty Inc *	9,638	183,797
Eloxx Pharmaceuticals Inc *	10,409	31,539
Emerald Holding Inc	11,506	35,438
Emergent BioSolutions Inc *	15,779	1,247,803
Enanta Pharmaceuticals Inc *	6,753	339,068
Endo International PLC *	79,616	273,083
Ennis Inc	9,180	166,525
Enochian Biosciences Inc *	4,514	19,004
Enzo Biochem Inc *	15,162	33,963
Epizyme Inc *	31,565	506,934
Esperion Therapeutics Inc *	9,208	472,462
Eton Pharmaceuticals Inc *	5,308	28,929
Evelo Biosciences Inc *	4,460	21,854

	Shares	Value
EVERTEC Inc	21,261	$597,434
Evo Payments Inc ‘A’ *	14,534	331,811
Evofem Biosciences Inc *	16,163	45,741
Evolus Inc *	8,137	43,126
Exagen Inc *	2,015	25,006
Exicure Inc *	20,718	50,552
Farmer Brothers Co *	5,779	42,418
Fate Therapeutics Inc *	22,167	760,550
Fennec Pharmaceuticals Inc * (Canada)	7,648	63,861
FibroGen Inc *	29,481	1,194,865
Five Prime Therapeutics Inc *	9,480	57,828
Five Star Senior Living Inc *	6,487	25,299
Flexion Therapeutics Inc *	12,353	162,442
FONAR Corp *	2,040	43,595
Forrester Research Inc *	3,887	124,539
Fortress Biotech Inc *	19,904	53,343
Franchise Group Inc	6,773	148,193
Franklin Covey Co *	4,465	95,551
Frequency Therapeutics Inc *	9,986	232,174
Fresh Del Monte Produce Inc	11,209	275,966
Fulcrum Therapeutics Inc *	4,419	80,824
Fulgent Genetics Inc *	3,414	54,624
G1 Therapeutics Inc *	12,004	291,217
Galectin Therapeutics Inc *	12,373	37,861
Galera Therapeutics Inc *	2,883	20,585
Genasys Inc *	11,233	54,592
GenMark Diagnostics Inc *	23,979	352,731
Genprex Inc *	10,101	31,717
Geron Corp *	66,019	143,921
Glaukos Corp *	15,023	577,184
GlycoMimetics Inc *	11,126	41,834
Gossamer Bio Inc *	17,630	229,190
GP Strategies Corp *	5,429	46,581
Green Dot Corp ‘A’ *	18,032	885,011
Greenlane Holdings Inc ‘A’ *	4,786	19,048
GreenSky Inc ‘A’ *	22,229	108,922
Gritstone Oncology Inc *	10,596	70,357
Halozyme Therapeutics Inc *	47,922	1,284,789
Hanger Inc *	12,761	211,322
Harpoon Therapeutics Inc *	3,598	59,727
Harrow Health Inc *	7,872	41,013
Harvard Bioscience Inc *	13,043	40,433
HealthEquity Inc *	24,741	1,451,554
Heidrick & Struggles International Inc	6,659	143,968
Helen of Troy Ltd *	8,941	1,685,915
Herc Holdings Inc *	8,969	275,617
Heron Therapeutics Inc *	31,145	458,143
Hertz Global Holdings Inc *	29,713	41,895
Heska Corp *	2,467	229,850
HF Foods Group Inc *	12,878	116,546
HMS Holdings Corp *	31,209	1,010,860
Homology Medicines Inc *	12,027	182,690
Hookipa Pharma Inc *	4,329	50,303
Hostess Brands Inc *	43,106	526,755
Huron Consulting Group Inc *	7,908	349,929
iBio Inc *	16,486	36,599
ICF International Inc	6,384	413,875
Ideaya Biosciences Inc *	4,429	62,936
IGM Biosciences Inc *	2,513	183,449
IMARA Inc *	1,751	48,380
Immunic Inc *	1,344	16,289
ImmunoGen Inc *	61,756	284,078
Immunovant Inc *	6,767	164,776
Information Services Group Inc *	12,017	24,875
InfuSystem Holdings Inc *	4,899	56,534
Ingles Markets Inc ‘A’	4,989	214,876
Innoviva Inc *	22,375	312,802
Inogen Inc *	6,452	229,175
Inovio Pharmaceuticals Inc *	50,943	1,372,914
Insmed Inc *	35,862	987,639

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Insperity Inc	12,881	$833,787
Inspire Medical Systems Inc *	9,268	806,501
Integer Holdings Corp *	11,579	845,846
Intellia Therapeutics Inc *	15,517	326,167
Inter Parfums Inc	6,455	310,808
Intercept Pharmaceuticals Inc *	9,171	439,383
Intersect ENT Inc *	11,735	158,892
Intra-Cellular Therapies Inc *	19,543	501,669
Invacare Corp	12,556	79,982
Invitae Corp *	40,958	1,240,618
iRadimed Corp *	2,073	48,114
iRhythm Technologies Inc *	9,567	1,108,720
Ironwood Pharmaceuticals Inc *	55,962	577,528
IVERIC bio Inc *	15,972	81,457
J&J Snack Foods Corp	5,315	675,696
John B Sanfilippo & Son Inc	3,175	270,923
Jounce Therapeutics Inc *	6,464	44,602
K12 Inc *	14,240	387,898
Kadmon Holdings Inc *	56,613	289,859
Kala Pharmaceuticals Inc *	13,777	144,796
Kaleido Biosciences Inc *	3,724	27,669
KalVista Pharmaceuticals Inc *	4,958	59,992
Karuna Therapeutics Inc *	5,491	612,027
Karyopharm Therapeutics Inc *	24,745	468,670
Kelly Services Inc ‘A’	12,429	196,565
Keros Therapeutics Inc *	2,467	92,537
Kezar Life Sciences Inc *	9,434	48,868
Kforce Inc	6,887	201,445
Kindred Biosciences Inc *	14,370	64,521
Kiniksa Pharmaceuticals Ltd ‘A’ *	6,789	172,984
Kodiak Sciences Inc *	10,224	553,323
Korn Ferry	19,484	598,743
Krystal Biotech Inc *	4,196	173,798
Kura Oncology Inc *	18,829	306,913
La Jolla Pharmaceutical Co *	7,104	30,263
Lancaster Colony Corp	6,712	1,040,293
Landec Corp *	9,081	72,285
Lannett Co Inc *	11,505	83,526
Lantheus Holdings Inc *	18,947	270,942
Laureate Education Inc ‘A’ *	38,458	383,234
LeMaitre Vascular Inc	5,768	152,275
Lexicon Pharmaceuticals Inc *	14,171	28,271
LHC Group Inc *	10,733	1,870,977
Lifevantage Corp *	4,452	60,191
Ligand Pharmaceuticals Inc *	5,133	574,126
Limoneira Co	5,509	79,825
Liquidia Technologies Inc *	7,337	61,778
LivaNova PLC *	17,320	833,612
LiveRamp Holdings Inc *	23,242	987,088
LogicBio Therapeutics Inc *	4,463	37,757
Luminex Corp	15,101	491,236
Lyra Therapeutics Inc *	1,509	17,112
MacroGenics Inc *	17,071	476,622
Madrigal Pharmaceuticals Inc *	3,098	350,848
Magellan Health Inc *	8,253	602,304
Magenta Therapeutics Inc *	6,353	47,711
Mallinckrodt PLC *	31,426	84,222
MannKind Corp *	75,929	132,876
Marinus Pharmaceuticals Inc *	29,688	75,408
Marker Therapeutics Inc *	8,810	18,237
MediciNova Inc *	15,533	84,189
Medifast Inc	4,027	558,827
MEDNAX Inc *	29,527	504,912
Medpace Holdings Inc *	9,700	902,294
MEI Pharma Inc *	36,728	151,687
MeiraGTx Holdings PLC *	7,208	90,244
Menlo Therapeutics Inc *	38,029	65,790
Meridian Bioscience Inc *	14,899	346,998
Merit Medical Systems Inc *	19,186	875,841
Mersana Therapeutics Inc *	16,241	380,039

	Shares	Value
MGP Ingredients Inc	4,649	$170,642
Milestone Scientific Inc *	12,815	24,989
Minerva Neurosciences Inc *	11,344	40,952
Mirati Therapeutics Inc *	13,023	1,486,836
Mirum Pharmaceuticals Inc *	1,842	35,845
Misonix Inc *	5,062	68,691
Molecular Templates Inc *	8,557	118,001
Momenta Pharmaceuticals Inc *	41,801	1,390,719
MoneyGram International Inc *	22,487	72,183
Monro Inc	11,767	646,479
Morphic Holding Inc *	4,853	131,274
Mustang Bio Inc *	8,994	28,601
MyoKardia Inc *	17,600	1,700,512
Myriad Genetics Inc *	25,081	284,419
NanoString Technologies Inc *	13,367	392,321
NantKwest Inc *	10,182	125,035
Natera Inc *	24,695	1,231,293
Nathan’s Famous Inc	1,050	59,052
National Beverage Corp *	4,183	255,247
National HealthCare Corp	4,433	281,230
National Research Corp	4,641	270,153
Natural Grocers by Vitamin Cottage Inc	2,889	42,988
Nature’s Sunshine Products Inc *	3,630	32,706
Natus Medical Inc *	11,866	258,916
Nemaura Medical Inc *	2,586	23,921
Neogen Corp *	18,622	1,445,067
NeoGenomics Inc *	36,581	1,133,279
Neoleukin Therapeutics Inc *	10,510	174,466
Nesco Holdings Inc *	4,575	18,392
Neubase Therapeutics Inc *	6,113	53,672
NeuroBo Pharmaceuticals Inc *	1,463	11,777
Nevro Corp *	11,882	1,419,543
New Age Beverages Corp *	31,349	47,964
NextCure Inc *	5,783	123,988
NGM Biopharmaceuticals Inc *	8,369	165,204
Novavax Inc *	20,638	1,720,177
NuVasive Inc *	18,254	1,016,018
Nymox Pharmaceutical Corp *	13,544	48,081
Ocular Therapeutix Inc *	18,200	151,606
Odonate Therapeutics Inc *	4,654	197,050
Omeros Corp *	18,699	275,249
Oncocyte Corp *	15,364	29,345
OPKO Health Inc *	140,946	480,626
Optinose Inc *	10,551	78,499
Option Care Health Inc *	12,058	167,365
OraSure Technologies Inc *	21,727	252,685
Organogenesis Holdings Inc *	7,186	27,594
Orgenesis Inc *	5,974	36,322
ORIC Pharmaceuticals Inc *	3,083	103,990
Orthofix Medical Inc *	6,711	214,752
OrthoPediatrics Corp *	4,125	180,510
Osmotica Pharmaceuticals PLC *	4,815	32,405
Ovid therapeutics Inc *	15,159	111,722
Owens & Minor Inc	21,687	165,255
Oyster Point Pharma Inc *	1,844	53,255
Pacific Biosciences of California Inc *	53,459	184,434
Pacira BioSciences Inc *	14,630	767,636
Paratek Pharmaceuticals Inc *	14,025	73,210
Passage Bio Inc *	4,850	132,550
Patterson Cos Inc	30,265	665,830
PAVmed Inc *	12,009	25,339
PDL BioPharma Inc *	40,439	117,677
Pennant Group Inc/The *	9,146	206,700
Perdoceo Education Corp *	24,839	395,685
Performance Food Group Co *	46,556	1,356,642
Personalis Inc *	6,728	87,262
Pfenex Inc *	12,331	102,964
PFSweb Inc *	4,959	33,126
PhaseBio Pharmaceuticals Inc *	6,509	29,941
Phathom Pharmaceuticals Inc *	3,854	126,835

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Phibro Animal Health Corp ‘A’	7,183	$188,697
Pieris Pharmaceuticals Inc *	17,714	54,913
Portola Pharmaceuticals Inc *	27,832	500,698
Precigen Inc *	24,966	124,580
Precision BioSciences Inc *	16,390	136,529
Prestige Consumer Healthcare Inc *	17,689	664,399
Prevail Therapeutics Inc *	4,934	73,517
Primo Water Corp	55,491	763,001
Principia Biopharma Inc *	10,400	621,816
Priority Technology Holdings Inc *	1,876	4,859
Progyny Inc *	9,292	239,827
Protagonist Therapeutics Inc *	8,036	141,916
Protara Therapeutics Inc *	627	18,384
Prothena Corp PLC * (Ireland)	10,990	114,955
Provention Bio Inc *	15,006	211,735
PTC Therapeutics Inc *	21,860	1,109,176
Pulse Biosciences Inc *	4,847	50,700
Puma Biotechnology Inc *	10,420	108,681
Quad/Graphics Inc	12,564	40,833
Quanex Building Products Corp	11,860	164,617
Quanterix Corp *	6,750	184,882
Quotient Ltd *	21,313	157,716
R1 RCM Inc *	37,642	419,708
Radius Health Inc *	15,938	217,235
RadNet Inc *	15,190	241,065
RAPT Therapeutics Inc *	3,925	113,903
Recro Pharma Inc *	6,244	28,410
REGENXBIO Inc *	12,059	444,133
Relmada Therapeutics Inc *	4,967	222,273
Rent-A-Center Inc	17,331	482,148
Repay Holdings Corp *	12,774	314,624
Replimune Group Inc *	6,056	150,492
Repro-Med Systems Inc *	8,392	75,360
Resources Connection Inc	11,093	132,783
Retractable Technologies Inc *	4,733	33,226
Retrophin Inc *	14,725	300,537
Revance Therapeutics Inc *	20,144	491,916
Revlon Inc ‘A’ *	2,081	20,602
REVOLUTION Medicines Inc *	4,986	157,408
Rhythm Pharmaceuticals Inc *	11,988	267,332
Rigel Pharmaceuticals Inc *	61,744	112,992
Rocket Pharmaceuticals Inc *	12,128	253,839
Rockwell Medical Inc *	23,962	46,726
RTI Surgical Holdings Inc *	22,198	70,590
Rubius Therapeutics Inc *	13,088	78,266
Sanderson Farms Inc	7,138	827,223
Sangamo Therapeutics Inc *	40,534	363,185
Satsuma Pharmaceuticals Inc *	3,255	93,614
Savara Inc *	16,912	42,111
Scholar Rock Holding Corp *	8,001	145,698
scPharmaceuticals Inc *	1,757	12,932
SeaSpine Holdings Corp *	9,258	96,931
Select Medical Holdings Corp *	38,695	569,977
Selecta Biosciences Inc *	23,765	67,493
Seneca Foods Corp ‘A’ *	2,188	73,976
Seres Therapeutics Inc *	15,149	72,109
ServiceSource International Inc *	29,962	47,340
Shockwave Medical Inc *	9,475	448,831
ShotSpotter Inc *	3,045	76,734
SI-BONE Inc *	8,952	142,695
Sientra Inc *	16,899	65,399
SIGA Technologies Inc *	19,383	114,554
Silk Road Medical Inc *	11,270	472,100
Soleno Therapeutics Inc *	11,888	26,391
Solid Biosciences Inc *	9,233	27,053
Soliton Inc *	1,872	14,564
Sorrento Therapeutics Inc *	62,269	391,049
SP Plus Corp *	8,041	166,529
SpartanNash Co	12,905	274,231
Spectrum Pharmaceuticals Inc *	41,298	139,587

	Shares	Value
Spero Therapeutics Inc *	5,107	$69,098
SpringWorks Therapeutics Inc *	7,512	315,504
STAAR Surgical Co *	15,984	983,655
Stereotaxis Inc *	15,709	70,062
Stoke Therapeutics Inc *	4,317	102,874
Strategic Education Inc	7,727	1,187,254
Strongbridge Biopharma PLC *	14,046	53,094
Supernus Pharmaceuticals Inc *	17,411	413,511
Surgery Partners Inc *	7,932	91,773
Surmodics Inc *	4,636	200,461
Sutro Biopharma Inc *	5,779	44,845
Syndax Pharmaceuticals Inc *	9,531	141,249
Syros Pharmaceuticals Inc *	14,709	156,798
Tactile Systems Technology Inc *	6,450	267,223
TCR2 Therapeutics Inc *	5,886	90,409
Team Inc *	9,925	55,282
Tejon Ranch Co *	7,201	103,694
Tela Bio Inc *	1,911	24,767
Tenet Healthcare Corp *	37,030	670,613
Textainer Group Holdings Ltd * (China)	18,386	150,397
TG Therapeutics Inc *	34,162	665,476
The Andersons Inc	11,102	152,764
The Brink’s Co	17,851	812,399
The Chefs’ Warehouse Inc *	8,977	121,908
The Ensign Group Inc	18,123	758,448
The Hackett Group Inc	8,829	119,545
The Joint Corp *	4,937	75,388
The Providence Service Corp *	4,239	334,499
The Simply Good Foods Co *	30,201	561,135
TherapeuticsMD Inc *	81,371	101,714
Theravance Biopharma Inc *	16,201	340,059
Tivity Health Inc *	15,542	176,091
Tootsie Roll Industries Inc	5,599	191,878
Translate Bio Inc *	17,938	321,449
TransMedics Group Inc *	6,975	124,992
Tricida Inc *	10,031	275,652
TriNet Group Inc *	14,667	893,807
Triple-S Management Corp ‘B’ *	8,141	154,842
TrueBlue Inc *	12,606	192,494
Turning Point Brands Inc	2,827	70,421
Turning Point Therapeutics Inc *	9,883	638,343
Twist Bioscience Corp *	10,573	478,957
Tyme Technologies Inc *	21,148	28,127
Ultragenyx Pharmaceutical Inc *	20,089	1,571,362
United Natural Foods Inc *	18,808	342,494
UNITY Biotechnology Inc *	11,842	102,789
Universal Corp	8,812	374,598
Universal Technical Institute Inc *	9,769	67,895
UroGen Pharma Ltd *	7,084	185,034
US Physical Therapy Inc	4,548	368,479
USANA Health Sciences Inc *	4,106	301,504
Utah Medical Products Inc	1,197	106,078
Vanda Pharmaceuticals Inc *	19,247	220,186
Vapotherm Inc *	6,785	278,117
Varex Imaging Corp *	13,230	200,434
Vaxart Inc *	15,768	139,547
VBI Vaccines Inc *	60,756	188,344
Vector Group Ltd	47,734	480,204
Vectrus Inc *	4,079	200,401
Venus Concept Inc *	6,593	23,010
Veracyte Inc *	17,691	458,197
Verastem Inc *	57,315	98,582
Vericel Corp *	15,789	218,204
Verrica Pharmaceuticals Inc *	4,550	50,095
Veru Inc *	16,863	56,322
Viad Corp	7,189	136,735
Viela Bio Inc *	7,045	305,189
Viemed Healthcare Inc *	12,057	115,747
ViewRay Inc *	42,594	95,411
Viking Therapeutics Inc *	23,528	169,637

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Village Super Market Inc ‘A’	3,092	$85,710
Vir Biotechnology Inc *	16,413	672,441
Vivint Smart Home Inc *	24,872	431,032
VolitionRX Ltd *	8,363	32,532
Voyager Therapeutics Inc *	9,307	117,454
WaVe Life Sciences Ltd *	7,163	74,567
WD-40 Co	4,813	954,418
Weis Markets Inc	3,367	168,754
Willdan Group Inc *	3,677	91,962
Wright Medical Group NV *	45,502	1,352,319
WW International Inc *	16,824	426,993
X4 Pharmaceuticals Inc *	5,526	51,502
XBiotech Inc *	5,041	69,112
Xencor Inc *	19,660	636,787
Xeris Pharmaceuticals Inc *	12,705	33,795
XOMA Corp *	2,106	41,615
Y-mAbs Therapeutics Inc *	10,640	459,648
Zentalis Pharmaceuticals Inc *	3,661	175,801
ZIOPHARM Oncology Inc *	75,877	248,877
Zogenix Inc *	19,718	532,583
Zynex Inc *	5,903	146,807

		163,868,612

Diversified - 0.0%

Professional Holding Corp ‘A’ *	1,302	18,072

Energy - 2.6%

Adams Resources & Energy Inc	723	19,355
Advanced Emissions Solutions Inc	7,106	34,464
Antero Resources Corp *	85,459	217,066
Arch Resources Inc	5,376	152,732
Archrock Inc	47,607	308,969
Berry Corp	25,004	120,769
Bonanza Creek Energy Inc *	6,902	102,288
Brigham Minerals Inc ‘A’	10,781	133,145
California Resources Corp *	15,863	19,353
ChampionX Corp *	66,271	646,805
Clean Energy Fuels Corp *	46,019	102,162
CNX Resources Corp *	65,936	570,346
Comstock Resources Inc *	7,185	31,470
CONSOL Energy Inc *	8,959	45,422
Contango Oil & Gas Co *	31,721	72,641
CVR Energy Inc	11,346	228,168
Delek US Holdings Inc	22,389	389,792
DMC Global Inc	5,050	139,380
Dril-Quip Inc *	12,447	370,796
Earthstone Energy Inc ‘A’ *	10,034	28,497
Evolution Petroleum Corp	11,986	33,561
Exterran Corp *	8,728	47,044
Falcon Minerals Corp	15,916	50,931
Frank’s International NV *	55,973	124,820
FuelCell Energy Inc *	75,480	170,585
FutureFuel Corp	9,168	109,558
Goodrich Petroleum Corp *	2,746	19,771
Green Plains Inc *	12,430	126,972
Gulfport Energy Corp *	52,507	57,233
Helix Energy Solutions Group Inc *	52,087	180,742
Kosmos Energy Ltd (Ghana)	144,097	239,201
Liberty Oilfield Services Inc ‘A’	23,861	130,758
Magnolia Oil & Gas Corp ‘A’ *	44,808	271,536
Matador Resources Co *	39,265	333,753
Matrix Service Co *	9,728	94,556
Montage Resources Corp *	7,003	27,662
MRC Global Inc *	28,784	170,113
Murphy USA Inc *	9,785	1,101,693
Nabors Industries Ltd	2,314	85,664
NACCO Industries Inc ‘A’	1,346	31,362
National Energy Services Reunited Corp *	7,365	50,671
Newpark Resources Inc *	29,709	66,251

	Shares	Value
NextDecade Corp *	8,751	$18,902
NexTier Oilfield Solutions Inc *	58,079	142,294
NOW Inc *	39,039	336,907
Oceaneering International Inc *	35,077	224,142
Oil States International Inc *	22,082	104,890
Ovintiv Inc	93,204	890,098
Par Pacific Holdings Inc *	14,236	127,982
Patterson-UTI Energy Inc	28,278	98,125
PBF Energy Inc ‘A’	34,644	354,755
PDC Energy Inc *	35,618	443,088
Peabody Energy Corp	22,586	65,048
Penn Virginia Corp *	4,571	43,562
Plug Power Inc *	114,899	943,321
PrimeEnergy Resources Corp *	166	11,801
ProPetro Holding Corp *	29,224	150,211
Range Resources Corp	75,591	425,577
Renewable Energy Group Inc *	13,554	335,868
REX American Resources Corp *	2,020	140,127
RPC Inc	22,503	69,309
Select Energy Services Inc ‘A’ *	21,616	105,918
SM Energy Co	40,566	152,123
Solaris Oilfield Infrastructure Inc ‘A’	11,940	88,595
Southwestern Energy Co *	192,821	493,622
SunCoke Energy Inc	29,068	86,041
Sunnova Energy International Inc *	11,618	198,319
SunPower Corp *	27,575	211,225
Sunrun Inc *	41,238	813,213
Talos Energy Inc *	4,027	37,048
Tellurian Inc *	53,521	61,549
TerraForm Power Inc ‘A’	31,090	573,300
Thermon Group Holdings Inc *	11,423	166,433
TPI Composites Inc *	10,800	252,396
Transocean Ltd *	209,238	382,906
Trecora Resources *	8,443	52,938
US Silica Holdings Inc	27,102	97,838
Vivint Solar Inc *	17,544	173,686
W&T Offshore Inc *	34,730	79,184
Warrior Met Coal Inc	18,294	281,545
Whiting Petroleum Corp *	29,880	33,764

		16,525,707

Financial - 22.7%

1st Constitution Bancorp	3,089	38,304
1st Source Corp	6,077	216,220
Acadia Realty Trust REIT	30,299	393,281
ACNB Corp	2,925	76,576
Agree Realty Corp REIT	18,661	1,226,214
Alerus Financial Corp	5,054	99,867
Alexander & Baldwin Inc REIT	26,286	320,426
Alexander’s Inc REIT	752	181,157
Allegiance Bancshares Inc	6,301	159,982
Alpine Income Property Trust Inc REIT	2,432	39,544
Altisource Portfolio Solutions SA *	1,360	20,046
Amalgamated Bank ‘A’	4,599	58,131
Ambac Financial Group Inc *	15,924	228,032
Amerant Bancorp Inc *	8,113	122,019
American Assets Trust Inc REIT	18,048	502,456
American Equity Investment Life Holding Co	29,029	717,307
American Finance Trust Inc REIT	39,625	314,424
American National Bankshares Inc	3,863	96,730
American Realty Investors Inc *	944	8,487
Ameris Bancorp	23,487	554,058
AMERISAFE Inc	6,069	371,180
Ames National Corp	3,393	66,978
Anworth Mortgage Asset Corp REIT	37,644	63,995
Apollo Commercial Real Estate Finance Inc REIT	55,087	540,403
Arbor Realty Trust Inc REIT	36,856	340,549
Ares Commercial Real Estate Corp REIT	11,125	101,460
Argo Group International Holdings Ltd	12,033	419,109

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Arlington Asset Investment Corp ‘A’ REIT	15,537	$46,145
Armada Hoffler Properties Inc REIT	20,627	205,239
ARMOUR Residential REIT Inc	22,903	215,059
Arrow Financial Corp	4,746	141,099
Artisan Partners Asset Management Inc ‘A’	19,477	633,002
Assetmark Financial Holdings Inc *	5,772	157,518
Associated Capital Group Inc ‘A’	507	18,602
Atlantic Capital Bancshares Inc *	7,393	89,899
Atlantic Union Bankshares Corp	28,195	652,996
Atlanticus Holdings Corp *	1,514	15,655
Auburn National BanCorp Inc	811	46,300
Axos Financial Inc *	20,949	462,554
B. Riley Financial Inc	6,693	145,640
Banc of California Inc	16,353	177,103
BancFirst Corp	7,096	287,885
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	11,680	134,320
BancorpSouth Bank	35,796	814,001
Bank First Corp	2,216	142,046
Bank of Commerce Holdings	6,697	50,763
Bank of Marin Bancorp	4,883	162,750
Bank7 Corp	1,181	12,820
BankFinancial Corp	5,669	47,620
BankUnited Inc	33,163	671,551
Bankwell Financial Group Inc	2,214	35,203
Banner Corp	10,764	409,032
Bar Harbor Bankshares	5,675	127,063
Baycom Corp *	3,431	44,294
BCB Bancorp Inc	5,383	49,954
Benefytt Technologies Inc *	3,690	75,497
Berkshire Hills Bancorp Inc	16,621	183,163
BGC Partners Inc ‘A’	42,774	117,201
Blackstone Mortgage Trust Inc ‘A’ REIT	48,427	1,166,606
Blucora Inc *	17,379	198,468
Bluerock Residential Growth REIT Inc	8,722	70,474
Bogota Financial Corp *	2,241	19,586
Boston Private Financial Holdings Inc	26,537	182,575
Bridge Bancorp Inc	6,283	143,504
Bridgewater Bancshares Inc *	6,989	71,637
Brightsphere Investment Group Inc	22,525	280,661
Broadmark Realty Capital Inc REIT	45,488	430,771
Brookfield Infrastructure Corp ‘A’ (Canada)	11,583	527,490
Brookline Bancorp Inc	25,279	254,812
BRP Group Inc ‘A’ *	7,315	126,330
BRT Apartments Corp REIT	4,091	44,265
Bryn Mawr Bank Corp	7,159	198,018
Business First Bancshares Inc	4,770	73,219
Byline Bancorp Inc	8,617	112,883
C&F Financial Corp	1,185	39,401
Cadence BanCorp	41,246	365,440
Calamos Asset Management Inc Escrow Receipt * Ω ±	11,522	-
California Bancorp Inc *	2,403	35,805
Cambridge Bancorp	2,212	131,039
Camden National Corp	5,633	194,564
Capital Bancorp Inc *	3,060	32,742
Capital City Bank Group Inc	5,199	108,919
Capitol Federal Financial Inc	46,587	512,923
Capstar Financial Holdings Inc	5,761	69,132
Capstead Mortgage Corp REIT	32,421	177,991
CareTrust REIT Inc	33,622	576,953
Carter Bank & Trust	8,316	67,110
CatchMark Timber Trust Inc ‘A’ REIT	17,283	152,955
Cathay General Bancorp	28,446	748,130
CB Financial Services Inc	1,520	33,166
CBTX Inc	6,735	141,435
Central Pacific Financial Corp	8,859	142,010
Central Valley Community Bancorp	4,574	70,394
Century Bancorp Inc ‘A’	1,040	80,829
Chatham Lodging Trust REIT	17,384	106,390

	Shares	Value
Chemung Financial Corp	1,486	$40,568
Cherry Hill Mortgage Investment Corp REIT	5,328	48,059
Chimera Investment Corp REIT	68,518	658,458
ChoiceOne Financial Services Inc	2,330	68,875
CIM Commercial Trust Corp REIT	4,170	44,953
CIT Group Inc	35,365	733,116
Citizens & Northern Corp	4,866	100,483
Citizens Holding Co	1,503	37,575
Citizens Inc *	16,774	100,476
City Holding Co	5,527	360,195
City Office REIT Inc	17,222	173,253
Civista Bancshares Inc	5,667	87,272
Clipper Realty Inc REIT	5,626	45,571
CNB Financial Corp	5,597	100,354
CNO Financial Group Inc	52,744	821,224
Coastal Financial Corp *	3,413	49,557
Codorus Valley Bancorp Inc	3,450	47,713
Cohen & Steers Inc	8,667	589,789
Colony Bankcorp Inc	2,944	34,651
Colony Capital Inc REIT	174,178	418,027
Colony Credit Real Estate Inc REIT	29,549	207,434
Columbia Banking System Inc	23,989	679,968
Columbia Financial Inc *	16,822	234,751
Columbia Property Trust Inc REIT	41,136	540,527
Community Bank System Inc	17,874	1,019,175
Community Bankers Trust Corp	7,572	41,646
Community Healthcare Trust Inc REIT	7,448	304,623
Community Trust Bancorp Inc	5,697	186,634
ConnectOne Bancorp Inc	13,377	215,637
CoreCivic Inc REIT	43,272	405,026
CorEnergy Infrastructure Trust Inc REIT	5,365	49,090
CorePoint Lodging Inc REIT	16,610	69,928
County Bancorp Inc	1,557	32,588
Cowen Inc ‘A’	9,374	151,953
Crawford & Co ‘A’	6,285	49,589
CrossFirst Bankshares Inc *	16,781	164,118
CTO Realty Growth Inc	1,626	64,227
Curo Group Holdings Corp	6,853	55,989
Cushman & Wakefield PLC *	39,853	496,568
Customers Bancorp Inc *	9,368	112,603
CVB Financial Corp	45,814	858,554
Delmar Bancorp	2,428	15,952
Diamond Hill Investment Group Inc	1,055	119,922
DiamondRock Hospitality Co REIT	70,755	391,275
Dime Community Bancshares Inc	9,853	135,282
Diversified Healthcare Trust REIT	84,043	371,890
Donegal Group Inc ‘A’	4,148	58,985
Dynex Capital Inc REIT	7,810	111,683
Eagle Bancorp Inc	10,726	351,276
Eagle Bancorp Montana Inc	1,677	29,146
Easterly Government Properties Inc REIT	26,634	615,778
EastGroup Properties Inc REIT	13,633	1,617,010
eHealth Inc *	9,014	885,535
Ellington Financial Inc	14,973	176,382
Ellington Residential Mortgage REIT	3,153	32,476
Employers Holdings Inc	9,885	298,033
Encore Capital Group Inc *	11,180	382,132
Enova International Inc *	10,332	153,637
Enstar Group Ltd * (Bermuda)	4,334	662,105
Enterprise Bancorp Inc	3,090	73,604
Enterprise Financial Services Corp	8,687	270,339
Equity Bancshares Inc ‘A’ *	4,923	85,857
Esquire Financial Holdings Inc *	2,195	37,095
ESSA Bancorp Inc	3,555	49,486
Essent Group Ltd	36,492	1,323,565
Essential Properties Realty Trust Inc REIT	32,871	487,806
Evans Bancorp Inc	1,625	37,797
eXp World Holdings Inc *	8,480	144,584
EZCORP Inc ‘A’ *	16,772	105,664
Farmers & Merchants Bancorp Inc	3,492	74,170

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Farmers National Banc Corp	9,556	$113,334
Farmland Partners Inc REIT	8,355	57,232
FB Financial Corp	6,194	153,425
FBL Financial Group Inc ‘A’	3,550	127,409
Federal Agricultural Mortgage Corp ‘C’	3,174	203,168
Federated Hermes Inc	34,673	821,750
FedNat Holding Co	4,662	51,608
Fidelity D&D Bancorp Inc	1,416	68,095
Financial Institutions Inc	6,424	119,551
First BanCorp	70,306	393,011
First Bancorp Inc	3,935	85,389
First Bancorp NC	10,489	263,064
First Bank	5,405	35,241
First Busey Corp	19,337	360,635
First Business Financial Services Inc	2,685	44,168
First Capital Inc	1,184	82,252
First Choice Bancorp	4,147	67,928
First Commonwealth Financial Corp	31,972	264,728
First Community Bankshares Inc	6,584	147,811
First Community Corp	2,209	33,466
First Financial Bancorp	31,669	439,882
First Financial Bankshares Inc	45,790	1,322,873
First Financial Corp	4,817	177,458
First Foundation Inc	13,865	226,554
First Guaranty Bancshares Inc	1,599	19,556
First Internet Bancorp	3,688	61,295
First Interstate BancSystem Inc ‘A’	15,137	468,641
First Merchants Corp	19,657	541,943
First Mid Bancshares Inc	5,636	147,832
First Midwest Bancorp Inc	37,796	504,577
First Northwest Bancorp	3,349	41,595
First Savings Financial Group Inc	642	27,818
First United Corp	2,315	30,882
First Western Financial Inc *	1,921	27,374
Flagstar Bancorp Inc	12,711	374,085
Flushing Financial Corp	9,922	114,301
FNCB Bancorp Inc	5,365	30,849
Focus Financial Partners Inc ‘A’ *	11,280	372,804
Four Corners Property Trust Inc REIT	25,216	615,270
Franklin Financial Network Inc	4,842	124,681
Franklin Financial Services Corp	1,691	43,797
Franklin Street Properties Corp REIT	36,450	185,530
Front Yard Residential Corp REIT	17,439	151,719
FRP Holdings Inc *	2,297	93,212
FS Bancorp Inc	1,372	52,918
Fulton Financial Corp	57,720	607,792
FVCBankcorp Inc *	4,533	48,775
GAIN Capital Holdings Inc	6,113	36,800
GAMCO Investors Inc ‘A’	2,017	26,846
Genworth Financial Inc ‘A’ *	178,274	411,813
German American Bancorp Inc	8,419	261,831
Getty Realty Corp REIT	12,066	358,119
Glacier Bancorp Inc	33,804	1,192,943
Gladstone Commercial Corp REIT	12,284	230,325
Gladstone Land Corp REIT	6,224	98,713
Global Indemnity Ltd (Cayman)	3,198	76,560
Global Medical REIT Inc	14,437	163,571
Global Net Lease Inc REIT	33,286	556,875
Goosehead Insurance Inc ‘A’ *	4,566	343,181
Granite Point Mortgage Trust Inc REIT	19,438	139,565
Great Ajax Corp REIT	7,189	66,139
Great Southern Bancorp Inc	4,316	174,194
Great Western Bancorp Inc	17,650	242,864
Greene County Bancorp Inc	1,221	27,228
Greenhill & Co Inc	5,486	54,805
Greenlight Capital Re Ltd ‘A’ *	11,020	71,850
Grid Dynamics Holdings Inc *	7,302	50,384
Griffin Industrial Realty Inc	832	45,069
Guaranty Bancshares Inc	2,574	66,589
GWG Holdings Inc *	1,007	7,724

	Shares	Value
Hamilton Lane Inc ‘A’	7,736	$521,174
Hancock Whitney Corp	31,824	674,669
Hanmi Financial Corp	9,728	94,459
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	24,999	711,472
Harborone Bancorp Inc *	16,685	142,490
Hawthorn Bancshares Inc	2,388	47,017
HBT Financial Inc	3,739	49,841
HCI Group Inc	2,235	103,212
Healthcare Realty Trust Inc REIT	47,558	1,392,974
Heartland Financial USA Inc	12,699	424,655
Heritage Commerce Corp	20,767	155,856
Heritage Financial Corp	11,716	234,320
Heritage Insurance Holdings Inc	8,854	115,899
Hersha Hospitality Trust REIT	13,431	77,363
Hilltop Holdings Inc	25,680	473,796
Hingham Institution for Savings	473	79,360
Home Bancorp Inc	2,957	79,100
Home BancShares Inc	56,229	864,802
HomeStreet Inc	6,452	158,784
HomeTrust Bancshares Inc	5,790	92,640
Hope Bancorp Inc	39,509	364,273
Horace Mann Educators Corp	13,130	482,265
Horizon Bancorp Inc	15,590	166,657
Houlihan Lokey Inc	15,549	865,146
Howard Bancorp Inc *	4,014	42,629
I3 Verticals Inc ‘A’ *	5,206	157,481
IBERIABANK Corp	19,542	889,943
Independence Holding Co	1,761	53,869
Independence Realty Trust Inc REIT	33,833	388,741
Independent Bank Corp	10,876	729,671
Independent Bank Corp MI	8,181	121,488
Independent Bank Group Inc	13,295	538,713
Industrial Logistics Properties Trust REIT	22,761	467,739
Innovative Industrial Properties Inc REIT	5,928	521,783
International Bancshares Corp	19,255	616,545
International Money Express Inc *	4,721	58,824
Invesco Mortgage Capital Inc REIT	55,270	206,710
Investar Holding Corp	3,665	53,142
Investors Bancorp Inc	82,305	699,592
Investors Real Estate Trust REIT	4,268	300,851
Investors Title Co	473	57,384
iStar Inc REIT	26,564	327,268
James River Group Holdings Ltd	10,402	468,090
Jernigan Capital Inc REIT	8,511	116,430
Kearny Financial Corp	26,386	215,837
Kennedy-Wilson Holdings Inc	44,149	671,948
Kinsale Capital Group Inc	7,351	1,140,949
Kite Realty Group Trust REIT	30,311	349,789
KKR Real Estate Finance Trust Inc REIT	9,957	165,087
Ladder Capital Corp REIT	37,724	305,564
Lakeland Bancorp Inc	18,002	205,763
Lakeland Financial Corp	8,558	398,717
Landmark Bancorp Inc	1,065	26,316
LCNB Corp	4,687	74,805
Legacy Housing Corp *	3,029	43,072
LendingClub Corp *	23,782	108,208
Level One Bancorp Inc	1,786	29,898
Lexington Realty Trust REIT	90,669	956,558
Limestone Bancorp Inc *	1,728	22,723
Live Oak Bancshares Inc	9,778	141,879
LTC Properties Inc REIT	13,885	523,048
Luther Burbank Corp	5,758	57,580
Macatawa Bank Corp	9,923	77,598
Mack-Cali Realty Corp REIT	32,541	497,552
Mackinac Financial Corp	3,536	36,668
MainStreet Bancshares Inc *	2,790	36,828
Marcus & Millichap Inc *	8,077	233,102
Marlin Business Services Corp	2,910	24,619
Maui Land & Pineapple Co Inc *	2,368	26,285

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
MBIA Inc *	24,911	$180,605
McGrath RentCorp	8,490	458,545
Mercantile Bank Corp	5,893	133,182
Merchants Bancorp	3,122	57,726
Meridian Bancorp Inc	17,275	200,390
Meridian Corp *	1,588	25,170
Meta Financial Group Inc	11,574	210,300
Metrocity Bankshares Inc	6,057	86,797
Metropolitan Bank Holding Corp *	2,415	77,473
MFA Financial Inc REIT	161,926	403,196
Mid Penn Bancorp Inc	2,254	41,541
Middlefield Banc Corp	2,053	42,600
Midland States Bancorp Inc	8,202	122,620
MidWestOne Financial Group Inc	5,429	108,580
MMA Capital Holdings Inc *	1,532	35,420
Moelis & Co ‘A’	18,883	588,394
Monmouth Real Estate Investment Corp REIT	33,589	486,705
Mr Cooper Group Inc *	27,261	339,127
MVB Financial Corp	3,268	43,464
National Bank Holdings Corp ‘A’	9,720	262,440
National Bankshares Inc	2,257	64,550
National General Holdings Corp	24,659	532,881
National Health Investors Inc REIT	15,391	934,541
National Storage Affiliates Trust REIT	21,761	623,670
National Western Life Group Inc ‘A’	931	189,170
Navient Corp	69,772	490,497
NBT Bancorp Inc	13,644	419,689
Nelnet Inc ‘A’	6,064	289,495
New Senior Investment Group Inc REIT	30,774	111,402
New York Mortgage Trust Inc REIT	136,922	357,366
Newmark Group Inc ‘A’	53,354	259,300
NexPoint Residential Trust Inc REIT	7,619	269,332
NI Holdings Inc *	3,078	45,462
Nicolet Bankshares Inc *	3,080	168,784
NMI Holdings Inc ‘A’ *	24,037	386,515
Northeast Bank	2,224	39,031
Northfield Bancorp Inc	15,470	178,214
Northrim BanCorp Inc	2,540	63,856
Northwest Bancshares Inc	41,510	424,440
Norwood Financial Corp	2,007	49,754
Oak Valley Bancorp	2,404	30,483
OceanFirst Financial Corp	20,820	367,057
Oconee Federal Financial Corp	358	9,226
Office Properties Income Trust REIT	16,760	435,257
OFG Bancorp	17,924	239,644
Ohio Valley Banc Corp	1,413	31,863
Old National Bancorp	55,203	759,593
Old Second Bancorp Inc	11,720	91,182
One Liberty Properties Inc REIT	6,264	110,372
OP Bancorp	4,992	34,445
Oportun Financial Corp *	6,778	91,096
Oppenheimer Holdings Inc ‘A’	3,250	70,817
Orchid Island Capital Inc REIT	24,803	116,822
Origin Bancorp Inc	7,780	171,160
Orrstown Financial Services Inc	4,019	59,280
Pacific Premier Bancorp Inc	30,944	670,866
Palomar Holdings Inc *	6,513	558,555
Park National Corp	5,150	362,457
Parke Bancorp Inc	4,028	54,579
Paysign Inc *	11,001	106,820
PCB Bancorp	4,653	47,926
PCSB Financial Corp	4,776	60,560
PDL Community Bancorp *	2,411	24,544
Peapack Gladstone Financial Corp	6,324	118,448
Pebblebrook Hotel Trust REIT	47,038	642,539
Penns Woods Bancorp Inc	2,664	60,499
PennyMac Financial Services Inc	15,875	663,416
PennyMac Mortgage Investment Trust REIT	34,722	608,677
People’s Utah Bancorp	5,816	130,685

	Shares	Value
Peoples Bancorp Inc	7,002	$149,003
Peoples Bancorp of North Carolina Inc	1,627	28,749
Peoples Financial Services Corp	2,469	94,291
Physicians Realty Trust REIT	72,015	1,261,703
Piedmont Office Realty Trust Inc ‘A’ REIT	45,231	751,287
Pioneer Bancorp Inc *	4,488	41,065
Piper Sandler Cos	6,270	370,933
PJT Partners Inc ‘A’	8,304	426,327
Plumas Bancorp	1,606	35,525
Plymouth Industrial REIT Inc REIT	4,872	62,362
PotlatchDeltic Corp REIT	23,302	886,175
PRA Group Inc *	15,850	612,761
Preferred Apartment Communities Inc ‘A’ REIT	17,561	133,464
Preferred Bank	5,203	222,949
Premier Financial Bancorp Inc	5,185	66,472
Premier Financial Corp	13,259	234,287
ProAssurance Corp	16,820	243,385
ProSight Global Inc *	2,964	26,380
Protective Insurance Corp ‘B’	3,412	51,419
Provident Bancorp Inc	3,088	24,272
Provident Financial Holdings Inc	2,438	32,694
Provident Financial Services Inc	21,444	309,866
Prudential Bancorp Inc	2,801	33,724
PS Business Parks Inc REIT	7,112	941,629
Pzena Investment Management Inc ‘A’	8,305	45,179
QCR Holdings Inc	5,438	169,557
QTS Realty Trust Inc ‘A’ REIT	21,180	1,357,426
Radian Group Inc	68,201	1,057,797
Rafael Holdings Inc ‘B’ *	3,399	48,844
RBB Bancorp	6,020	82,173
RE/MAX Holdings Inc ‘A’	6,392	200,901
Ready Capital Corp REIT	13,101	113,848
Realogy Holdings Corp *	41,102	304,566
Red River Bancshares Inc	1,835	80,538
Redfin Corp *	34,016	1,425,611
Redwood Trust Inc REIT	41,035	287,245
Regional Management Corp *	3,141	55,627
Reliant Bancorp Inc	5,537	90,198
Renasant Corp	20,017	498,423
Republic Bancorp Inc ‘A’	3,517	115,041
Republic First Bancorp Inc *	17,936	43,764
Retail Opportunity Investments Corp REIT	41,351	468,507
Retail Properties of America Inc ‘A’ REIT	77,026	563,830
Retail Value Inc REIT	6,296	77,819
Richmond Mutual Bancorporation Inc	4,274	48,040
Riverview Bancorp Inc	8,620	48,703
RLI Corp	14,061	1,154,408
RLJ Lodging Trust REIT	58,772	554,808
RPT Realty REIT	29,555	205,703
Ryman Hospitality Properties Inc REIT	18,016	623,354
S&T Bancorp Inc	13,349	313,034
Sabra Health Care REIT Inc	73,363	1,058,628
Safeguard Scientifics Inc	6,837	47,859
Safehold Inc REIT	6,075	349,252
Safety Insurance Group Inc	5,188	395,637
Salisbury Bancorp Inc	876	35,907
Sandy Spring Bancorp Inc	16,837	417,221
Saul Centers Inc REIT	4,200	135,534
SB Financial Group Inc	2,364	39,290
SB One Bancorp	2,823	55,613
Sculptor Capital Management Inc	7,052	91,182
Seacoast Banking Corp of Florida *	17,984	366,874
Security National Financial Corp ‘A’ *	2,415	16,289
Select Bancorp Inc *	5,514	44,884
Selective Insurance Group Inc	21,074	1,111,443
Seritage Growth Properties REIT *	12,332	140,585
Service Properties Trust REIT	19,766	140,141
ServisFirst Bancshares Inc	17,229	616,109
Shore Bancshares Inc	4,523	50,160

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Siebert Financial Corp *	3,512	$17,771
Sierra Bancorp	5,318	100,404
Silvercrest Asset Management Group Inc ‘A’	3,407	43,303
Silvergate Capital Corp ‘A’ *	5,385	75,390
Simmons First National Corp ‘A’	36,617	626,517
SITE Centers Corp REIT	55,333	448,197
SmartFinancial Inc	4,953	80,140
South Plains Financial Inc	3,918	55,792
South State Corp	24,865	1,185,066
Southern First Bancshares Inc *	2,678	74,207
Southern Missouri Bancorp Inc	2,884	70,081
Southern National Bancorp of Virginia Inc	7,302	70,756
Southside Bancshares Inc	11,264	312,238
Spirit of Texas Bancshares Inc *	4,973	61,218
STAG Industrial Inc REIT	53,178	1,559,179
Standard AVB Financial Corp	1,157	26,842
State Auto Financial Corp	6,167	110,081
Sterling Bancorp Inc	6,045	21,641
Stewart Information Services Corp	7,499	243,792
Stifel Financial Corp	23,837	1,130,589
Stock Yards Bancorp Inc	7,381	296,716
Stonex Group Inc *	5,827	320,485
Stratus Properties Inc *	1,817	35,995
Summit Financial Group Inc	4,367	71,968
Summit Hotel Properties Inc REIT	37,619	223,081
Sunstone Hotel Investors Inc REIT	77,697	633,231
Tanger Factory Outlet Centers Inc REIT	33,761	240,716
Terreno Realty Corp REIT	23,481	1,236,040
Territorial Bancorp Inc	2,583	61,450
Texas Capital Bancshares Inc *	18,006	555,845
The Bancorp Inc *	18,183	178,193
The Bank of NT Butterfield & Son Ltd (Bermuda)	19,007	463,581
The Bank of Princeton	1,835	36,847
The Community Financial Corp	1,833	44,725
The First Bancshares Inc	7,245	163,012
The First of Long Island Corp	8,740	142,812
The GEO Group Inc REIT	41,906	495,748
The Macerich Co REIT	50,873	456,331
The RMR Group Inc ‘A’	5,543	163,352
Third Point Reinsurance Ltd * (Bermuda)	29,046	218,135
Timberland Bancorp Inc	2,761	50,278
Tiptree Inc	8,409	54,238
Tompkins Financial Corp	5,092	329,809
Towne Bank	24,042	452,951
TPG RE Finance Trust Inc REIT	21,472	184,659
Transcontinental Realty Investors Inc REIT *	488	14,650
TriCo Bancshares	9,665	294,299
TriState Capital Holdings Inc *	9,759	153,314
Triumph Bancorp Inc *	7,656	185,811
Trupanion Inc *	10,578	451,575
TrustCo Bank Corp NY	33,541	212,315
Trustmark Corp	22,601	554,176
Two Harbors Investment Corp REIT	97,710	492,458
UMB Financial Corp	15,766	812,737
UMH Properties Inc REIT	12,763	165,026
United Bankshares Inc	43,998	1,216,985
United Community Banks Inc	25,302	509,076
United Fire Group Inc	7,581	210,069
United Insurance Holdings Corp	7,819	61,145
United Security Bancshares	4,531	30,312
Uniti Group Inc REIT	68,520	640,662
Unity Bancorp Inc	2,662	38,067
Universal Health Realty Income Trust REIT	4,531	360,169
Universal Insurance Holdings Inc	10,269	182,275
Univest Financial Corp	10,691	172,553
Urban Edge Properties REIT	41,758	495,667
Urstadt Biddle Properties Inc ‘A’ REIT	10,954	130,133

	Shares	Value
Valley National Bancorp	143,373	$1,121,177
Vericity Inc	909	9,663
Veritex Holdings Inc	17,201	304,458
Virtus Investment Partners Inc	2,624	305,145
Waddell & Reed Financial Inc ‘A’	23,819	369,433
Walker & Dunlop Inc	10,100	513,181
Washington Federal Inc	26,921	722,560
Washington Real Estate Investment Trust REIT	29,350	651,570
Washington Trust Bancorp Inc	6,408	209,862
Waterstone Financial Inc	8,542	126,678
Watford Holdings Ltd * (Bermuda)	6,533	109,036
WesBanco Inc	23,591	479,133
West Bancorporation Inc	6,104	106,759
Westamerica Bancorporation	9,172	526,656
Western Asset Mortgage Capital Corp REIT	18,348	50,274
Western New England Bancorp Inc	8,468	49,030
Westwood Holdings Group Inc	2,746	43,249
Whitestone REIT	15,176	110,330
WisdomTree Investments Inc	53,042	184,056
World Acceptance Corp *	1,803	118,133
WSFS Financial Corp	18,221	522,943
Xenia Hotels & Resorts Inc REIT	41,541	387,578

		144,094,721

Industrial - 13.6%

AAON Inc	14,414	782,536
AAR Corp	11,883	245,622
Advanced Disposal Services Inc *	25,840	779,593
Advanced Drainage Systems Inc	17,510	864,994
Advanced Energy Industries Inc *	13,489	914,419
Aegion Corp *	10,758	170,729
Aerojet Rocketdyne Holdings Inc *	25,949	1,028,618
AeroVironment Inc *	7,654	609,488
Air Transport Services Group Inc *	20,533	457,270
Akoustis Technologies Inc *	10,661	88,380
Alamo Group Inc	3,499	359,137
Alarm.com Holdings Inc *	16,064	1,041,108
Albany International Corp ‘A’	10,993	645,399
Allied Motion Technologies Inc	2,663	94,004
Altra Industrial Motion Corp	23,044	734,182
American Superconductor Corp *	8,145	66,219
American Woodmark Corp *	6,111	462,297
API Group Corp * ~	49,756	604,535
Apogee Enterprises Inc	9,314	214,595
Applied Industrial Technologies Inc	13,867	865,162
Applied Optoelectronics Inc *	7,250	78,807
ArcBest Corp	9,000	238,590
Arcosa Inc	17,373	733,141
Ardmore Shipping Corp (Ireland)	10,318	44,780
Argan Inc	5,179	245,381
Astec Industries Inc	8,126	376,315
Astronics Corp *	7,939	83,836
Atkore International Group Inc *	16,692	456,526
Atlas Air Worldwide Holdings Inc *	9,094	391,315
AZZ Inc	9,434	323,775
Badger Meter Inc	10,264	645,811
Barnes Group Inc	16,955	670,740
Bel Fuse Inc ‘B’	4,000	42,920
Belden Inc	15,733	512,109
Benchmark Electronics Inc	13,150	284,040
Bloom Energy Corp ‘A’ *	30,272	329,359
Boise Cascade Co	13,997	526,427
Brady Corp ‘A’	17,012	796,502
Bristow Group Inc *	2,132	29,699
Builders FirstSource Inc *	41,188	852,592
Cactus Inc ‘A’	16,983	350,359
Caesarstone Ltd	8,122	96,246
Casella Waste Systems Inc ‘A’ *	16,068	837,464
CECO Environmental Corp *	11,420	75,258

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Chart Industries Inc *	12,954	$628,139
Chase Corp	2,570	263,425
CIRCOR International Inc *	7,221	183,991
Columbus McKinnon Corp	8,528	285,262
Comfort Systems USA Inc	12,804	521,763
Comtech Telecommunications Corp	9,060	153,023
Concrete Pumping Holdings Inc *	9,456	32,907
Construction Partners Inc ‘A’ *	6,547	116,275
Cornerstone Building Brands Inc *	15,703	95,160
Costamare Inc (Monaco)	18,538	103,071
Covanta Holding Corp	42,664	409,148
Covenant Transportation Group Inc ‘A’ *	4,815	69,480
CryoPort Inc *	11,902	360,035
CSW Industrials Inc	4,883	337,464
CyberOptics Corp *	2,473	79,655
Daseke Inc *	16,273	63,953
DHT Holdings Inc	38,941	199,767
Diamond S Shipping Inc *	9,657	77,159
Digimarc Corp *	4,532	72,467
Dorian LPG Ltd *	11,835	91,603
Ducommun Inc *	3,903	136,098
DXP Enterprises Inc *	6,065	120,754
Dycom Industries Inc *	10,997	449,667
Eagle Bulk Shipping Inc *	16,082	35,220
Eastman Kodak Co *	5,904	13,166
Echo Global Logistics Inc *	9,521	205,844
EMCOR Group Inc	19,451	1,286,489
Encore Wire Corp	7,127	347,940
Energy Recovery Inc *	13,220	100,406
Enerpac Tool Group Corp	19,392	341,299
EnerSys	15,026	967,374
EnPro Industries Inc	7,541	371,696
ESCO Technologies Inc	9,048	764,827
Evoqua Water Technologies Corp *	30,427	565,942
Exponent Inc	18,153	1,469,122
Fabrinet * (Thailand)	12,983	810,399
FARO Technologies Inc *	6,293	337,305
Federal Signal Corp	21,276	632,535
Fitbit Inc ‘A’ *	84,724	547,317
Fluidigm Corp *	25,316	101,517
Fluor Corp	11,735	141,759
Forterra Inc *	7,127	79,537
Forward Air Corp	9,922	494,314
Franklin Electric Co Inc	16,441	863,481
Frontline Ltd (Norway)	41,472	289,475
GATX Corp	12,295	749,749
Genco Shipping & Trading Ltd	6,381	40,073
Gencor Industries Inc *	3,028	38,274
General Finance Corp *	3,045	20,432
Gibraltar Industries Inc *	11,618	557,780
Golar LNG Ltd (Bermuda)	32,132	232,636
GoPro Inc ‘A’ *	45,700	217,532
Graham Corp	3,212	40,921
Granite Construction Inc	17,162	328,481
Great Lakes Dredge & Dock Corp *	22,515	208,489
Greif Inc ‘A’	9,118	313,750
Greif Inc ‘B’	2,103	87,968
Griffon Corp	13,391	248,001
Harsco Corp *	27,837	376,078
Haynes International Inc	4,126	96,383
Heartland Express Inc	15,691	326,687
Helios Technologies Inc	10,289	383,265
Heritage-Crystal Clean Inc *	5,110	89,221
Hillenbrand Inc	26,701	722,796
Hub Group Inc ‘A’ *	11,625	556,372
Hurco Cos Inc	2,351	65,757
Hyster-Yale Materials Handling Inc	3,573	138,132
Ichor Holdings Ltd *	8,056	214,128
IES Holdings Inc *	2,931	67,911
II-VI Inc *	31,964	1,509,340

	Shares	Value
Insteel Industries Inc	6,598	$125,824
International Seaways Inc	8,314	135,851
Intevac Inc *	7,660	41,824
IntriCon Corp *	2,859	38,654
Iteris Inc *	14,413	68,534
Itron Inc *	14,233	942,936
JELD-WEN Holding Inc *	24,513	394,904
John Bean Technologies Corp	11,126	957,059
Kadant Inc	4,045	403,125
Kaman Corp	10,074	419,078
KBR Inc	50,821	1,146,014
Kennametal Inc	29,988	860,955
Kimball Electronics Inc *	8,043	108,902
Knowles Corp *	31,461	480,095
Kratos Defense & Security Solutions Inc *	37,504	586,188
Lawson Products Inc *	1,438	46,390
LB Foster Co ‘A’ *	3,423	43,712
Lindsay Corp	3,792	349,660
Louisiana-Pacific Corp	40,115	1,028,950
LSI Industries Inc	9,003	58,249
Luxfer Holdings PLC (United Kingdom)	10,406	147,245
Lydall Inc *	6,444	87,381
Marten Transport Ltd	13,761	346,227
Masonite International Corp *	8,674	674,664
MasTec Inc *	20,330	912,207
Materion Corp	7,159	440,207
Matson Inc	15,297	445,143
Matthews International Corp ‘A’	10,778	205,860
Mayville Engineering Co Inc *	2,023	15,982
Mesa Laboratories Inc	1,397	302,870
Mistras Group Inc *	5,593	22,092
Moog Inc ‘A’	10,742	569,111
Mueller Industries Inc	20,014	531,972
Mueller Water Products Inc ‘A’	56,286	530,777
Myers Industries Inc	12,917	187,942
MYR Group Inc *	5,812	185,461
Napco Security Technologies Inc *	4,168	97,490
National Presto Industries Inc	1,786	156,079
NL Industries Inc	2,103	7,171
nLight Inc *	12,214	271,884
NN Inc	16,310	77,309
Nordic American Tankers Ltd	51,706	209,926
Northwest Pipe Co *	3,331	83,508
Novanta Inc *	12,066	1,288,287
NV5 Global Inc *	3,865	196,458
NVE Corp	1,745	107,893
O-I Glass Inc	55,623	499,495
Olympic Steel Inc	2,927	34,392
Omega Flex Inc	1,022	108,128
Orion Energy Systems Inc *	8,531	29,517
OSI Systems Inc *	6,074	453,363
Overseas Shipholding Group Inc ‘A’ *	23,426	43,572
PAM Transportation Services Inc *	685	21,064
Pangaea Logistics Solutions Ltd	3,906	9,804
Park Aerospace Corp	7,119	79,306
Park-Ohio Holdings Corp	3,433	56,953
Patrick Industries Inc	7,987	489,204
PGT Innovations Inc *	20,598	322,977
Plexus Corp *	10,162	717,031
Powell Industries Inc	3,356	91,921
Primoris Services Corp	17,278	306,857
Proto Labs Inc *	9,488	1,067,115
Pure Cycle Corp *	5,726	52,622
Radiant Logistics Inc *	12,971	50,976
Ranpak Holdings Corp *	9,378	69,772
Raven Industries Inc	12,656	272,231
RBC Bearings Inc *	8,756	1,173,654
Research Frontiers Inc *	9,216	37,417
Rexnord Corp	37,738	1,100,063
Ryerson Holding Corp *	6,504	36,618

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Safe Bulkers Inc * (Greece)	16,949	$20,678
Saia Inc *	9,308	1,034,863
Sanmina Corp *	23,695	593,323
Scorpio Bulkers Inc	1,877	28,718
Scorpio Tankers Inc (Monaco)	17,896	229,248
SEACOR Holdings Inc *	6,836	193,596
SFL Corp Ltd (Norway)	32,863	305,297
Sharps Compliance Corp *	4,772	33,547
Simpson Manufacturing Co Inc	15,485	1,306,315
SMART Global Holdings Inc *	5,192	141,119
Smith & Wesson Brands Inc *	19,639	422,631
SPX Corp *	15,408	634,039
SPX FLOW Inc *	15,203	569,200
Standex International Corp	4,561	262,486
Sterling Construction Co Inc *	10,181	106,595
Stoneridge Inc *	9,235	190,795
Sturm Ruger & Co Inc	6,039	458,964
Summit Materials Inc ‘A’ *	41,821	672,482
Tennant Co	6,509	423,150
Terex Corp	24,951	468,330
Tetra Tech Inc	19,039	1,506,366
The Eastern Co	1,965	35,115
The Gorman-Rupp Co	6,207	192,914
The Greenbrier Cos Inc	11,511	261,875
The Manitowoc Co Inc *	12,666	137,806
Tidewater Inc *	15,542	86,880
TimkenSteel Corp *	15,995	62,221
TopBuild Corp *	11,775	1,339,642
Transcat Inc *	2,471	63,900
Tredegar Corp	9,154	140,972
TriMas Corp *	15,273	365,788
Trinseo SA	13,898	307,980
Triumph Group Inc	16,255	146,458
TTM Technologies Inc *	34,856	413,392
Turtle Beach Corp *	4,878	71,804
Tutor Perini Corp *	14,932	181,872
UFP Industries Inc	21,329	1,055,999
UFP Technologies Inc *	2,401	105,788
Ultralife Corp *	2,546	17,847
Universal Logistics Holdings Inc	2,688	46,717
US Concrete Inc *	5,770	143,096
US Ecology Inc	11,081	375,424
US Xpress Enterprises Inc ‘A’ *	8,273	49,638
Vicor Corp *	6,265	450,767
Vishay Intertechnology Inc	47,689	728,211
Vishay Precision Group Inc *	4,481	110,143
VSE Corp	3,314	104,026
Watts Water Technologies Inc ‘A’	9,781	792,261
Welbilt Inc *	45,748	278,605
Werner Enterprises Inc	21,528	937,114
Willis Lease Finance Corp *	973	23,624
WillScot Corp *	19,154	235,403
Worthington Industries Inc	13,344	497,732
Wrap Technologies Inc *	4,286	44,917

		86,167,440

Technology - 10.0%

1Life Healthcare Inc *	7,477	271,565
3D Systems Corp *	40,641	284,081
ACI Worldwide Inc *	40,471	1,092,312
Agilysys Inc *	6,521	116,987
Akerna Corp *	3,235	28,468
Allscripts Healthcare Solutions Inc *	56,929	385,409
Alpha & Omega Semiconductor Ltd *	7,357	80,044
Altair Engineering Inc ‘A’ *	14,815	588,896
Ambarella Inc *	11,676	534,761
American Software Inc ‘A’	10,436	164,471
Amkor Technology Inc *	35,815	440,883
Appfolio Inc ‘A’ *	5,650	919,312
Appian Corp *	11,629	595,986

	Shares	Value
Asure Software Inc *	3,486	$22,415
Atomera Inc *	5,135	46,215
Avaya Holdings Corp *	32,883	406,434
Avid Technology Inc *	10,994	79,926
Axcelis Technologies Inc *	11,536	321,278
AXT Inc *	13,564	64,565
Bandwidth Inc ‘A’ *	6,802	863,854
Benefitfocus Inc *	10,626	114,336
Blackbaud Inc	17,601	1,004,665
Blackline Inc *	17,762	1,472,647
Bottomline Technologies DE Inc *	15,434	783,584
Box Inc ‘A’ *	52,257	1,084,855
Brightcove Inc *	13,883	109,398
Brooks Automation Inc	25,760	1,139,622
Cabot Microelectronics Corp	10,257	1,431,262
Cerence Inc *	13,043	532,676
CEVA Inc *	7,640	285,889
Cloudera Inc *	72,737	925,215
Cohu Inc	14,828	257,118
CommVault Systems Inc *	14,778	571,909
Computer Programs & Systems Inc	4,693	106,953
Conduent Inc *	58,929	140,840
Cornerstone OnDemand Inc *	21,581	832,163
CSG Systems International Inc	11,551	478,096
CTS Corp	11,350	227,454
Cubic Corp	11,239	539,809
Daily Journal Corp *	386	104,220
Diebold Nixdorf Inc *	25,442	154,179
Digi International Inc *	10,411	121,288
Digital Turbine Inc *	29,239	367,534
Diodes Inc *	15,022	761,615
Domo Inc ‘B’ *	9,089	292,393
Donnelley Financial Solutions Inc *	10,503	88,225
DSP Group Inc *	7,093	112,637
Ebix Inc	9,569	213,963
eGain Corp *	7,417	82,403
Envestnet Inc *	18,794	1,382,111
Evolent Health Inc ‘A’ *	26,239	186,822
ExlService Holdings Inc *	11,941	757,059
ForeScout Technologies Inc *	16,999	360,379
FormFactor Inc *	27,129	795,694
Glu Mobile Inc *	45,949	425,947
GSI Technology Inc *	4,773	34,270
GTY Technology Holding Inc *	14,669	61,096
Health Catalyst Inc *	11,431	333,442
iCAD Inc *	6,937	69,301
Immersion Corp *	6,310	39,311
Impinj Inc *	5,934	163,007
Inovalon Holdings Inc ‘A’ *	26,149	503,630
Insight Enterprises Inc *	12,344	607,325
Intellicheck Inc *	5,693	42,982
Intelligent Systems Corp *	2,518	85,813
j2 Global Inc *	16,252	1,027,289
Lattice Semiconductor Corp *	47,540	1,349,661
LivePerson Inc *	21,572	893,728
MACOM Technology Solutions Holdings Inc ‘H’ *	16,632	571,309
Majesco *	2,075	16,310
ManTech International Corp ‘A’	9,576	655,860
Mastech Digital Inc *	1,374	35,628
MAXIMUS Inc	21,635	1,524,186
MaxLinear Inc *	23,971	514,418
MicroStrategy Inc ‘A’ *	2,758	326,244
Mitek Systems Inc *	11,561	111,101
MobileIron Inc *	35,296	174,009
Model N Inc *	12,125	421,465
MTS Systems Corp	6,849	120,474
NantHealth Inc *	9,421	43,148
NetScout Systems Inc *	25,001	639,026
NextGen Healthcare Inc *	19,433	213,374

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Omnicell Inc *	15,042	$1,062,266
OneSpan Inc *	12,000	335,160
Onto Innovation Inc *	16,888	574,868
Ontrak Inc *	2,761	68,307
PAE Inc *	21,059	201,324
PAR Technology Corp *	5,719	171,170
Park City Group Inc *	3,696	15,634
Parsons Corp *	7,864	284,991
PDF Solutions Inc *	10,195	199,414
Perspecta Inc	49,197	1,142,846
Photronics Inc *	21,014	233,886
Phreesia Inc *	10,099	285,600
Ping Identity Holding Corp *	5,677	182,175
Pitney Bowes Inc	60,192	156,499
Pixelworks Inc *	13,042	42,126
PlayAGS Inc *	8,680	29,338
Power Integrations Inc	10,397	1,228,198
Progress Software Corp	15,818	612,948
PROS Holdings Inc *	14,026	623,175
QAD Inc ‘A’	4,044	166,936
Qualys Inc *	12,014	1,249,696
Quantum Corp *	10,489	40,488
Rambus Inc *	39,803	605,006
Rapid7 Inc *	17,849	910,656
Red Violet Inc *	2,201	38,826
Rimini Street Inc *	6,302	32,455
Rosetta Stone Inc *	8,235	138,842
SailPoint Technologies Holding Inc *	31,222	826,446
Sapiens International Corp (Israel)	9,070	253,779
Schrodinger Inc *	4,900	448,693
SeaChange International Inc *	8,162	12,325
SecureWorks Corp ‘A’ *	3,091	35,330
Semtech Corp *	22,889	1,195,264
Silicon Laboratories Inc *	15,314	1,535,535
Simulations Plus Inc	4,431	265,062
SiTime Corp *	1,726	81,830
Smith Micro Software Inc *	11,596	51,718
Sprout Social Inc ‘A’ *	2,855	77,085
SPS Commerce Inc *	12,462	936,145
StarTek Inc *	5,184	26,335
Super Micro Computer Inc *	15,832	449,470
SVMK Inc *	42,232	994,141
SWK Holdings Corp *	1,043	12,495
Sykes Enterprises Inc *	13,831	382,565
Synaptics Inc *	12,059	724,987
Synchronoss Technologies Inc *	14,785	52,191
Tabula Rasa HealthCare Inc *	7,221	395,205
Tenable Holdings Inc *	21,623	644,582
The ExOne Co *	3,969	33,935
TTEC Holdings Inc	6,432	299,474
Ultra Clean Holdings Inc *	13,873	313,946
Unisys Corp *	21,920	239,147
Upland Software Inc *	8,015	278,601
Varonis Systems Inc *	11,066	979,120
Veeco Instruments Inc *	16,982	229,087
Verint Systems Inc *	22,628	1,022,333
Veritone Inc *	8,329	123,769
Verra Mobility Corp *	47,450	487,786
Virtusa Corp *	10,144	329,376
Vocera Communications Inc *	11,021	233,645
Workiva Inc *	13,639	729,550
Xperi Holding Corp	38,158	563,212
Yext Inc *	35,979	597,611
Zuora Inc ‘A’ *	34,829	444,070

		63,068,904

Utilities - 3.4%

ALLETE Inc	18,794	1,026,340
Ameresco Inc ‘A’ *	8,661	240,603
American States Water Co	13,012	1,023,134

	Shares	Value
Artesian Resources Corp ‘A’	2,801	$101,648
Atlantic Power Corp *	27,820	55,640
Avista Corp	23,888	869,284
Black Hills Corp	22,384	1,268,277
California Water Service Group	17,200	820,440
Chesapeake Utilities Corp	5,595	469,980
Clearway Energy Inc ‘A’	11,826	247,991
Clearway Energy Inc ‘C’	28,734	662,606
Consolidated Water Co Ltd (Cayman)	5,100	73,593
El Paso Electric Co	14,414	965,738
Genie Energy Ltd ‘B’	4,660	34,298
Global Water Resources Inc	4,109	43,309
MGE Energy Inc	12,418	801,085
Middlesex Water Co	5,937	398,848
New Jersey Resources Corp	34,087	1,112,941
Northwest Natural Holding Co	10,630	593,048
NorthWestern Corp	18,156	989,865
ONE Gas Inc	18,546	1,428,969
Ormat Technologies Inc	14,127	896,923
Otter Tail Corp	14,147	548,762
PICO Holdings Inc *	6,704	56,515
PNM Resources Inc	28,291	1,087,506
Portland General Electric Co	32,060	1,340,429
RGC Resources Inc	2,592	62,649
SJW Group	9,228	573,151
South Jersey Industries Inc	32,968	823,870
Southwest Gas Holdings Inc	19,562	1,350,756
Spark Energy Inc ‘A’	3,905	27,608
Spire Inc	17,726	1,164,775
The York Water Co	4,577	219,513
Unitil Corp	5,022	225,086

		21,605,180

Total Common Stocks (Cost $613,090,186)		626,166,803

	Principal Amount

SHORT-TERM INVESTMENT - 1.1%

Repurchase Agreement - 1.1%

Fixed Income Clearing Corp 0.000% due 07/01/20 (Dated 06/30/20, repurchase price of $6,748,939; collateralized by U.S. Treasury Notes: 0.250% due 01/15/25 and value $6,883,981)	$6,748,939	6,748,939

Total Short-Term Investment (Cost $6,748,939)		6,748,939

TOTAL INVESTMENTS - 99.9% (Cost $619,839,567)		632,916,184

DERIVATIVES - 0.0%		231,684

OTHER ASSETS & LIABILITIES, NET - 0.1%		595,112

NET ASSETS - 100.0%		$633,742,980

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	25.9%
Financial	22.7%
Industrial	13.6%
Consumer, Cyclical	12.9%
Technology	10.0%
Communications	4.5%
Utilities	3.4%
Basic Materials	3.2%
Others (each less than 3.0%)	3.7%

99.9%
Derivatives	0.0%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Open futures contracts outstanding as of June 30, 2020 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	09/20	111	$7,746,996	$7,978,680	$231,684

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
	Rights	$442	$-	$442	$-
	Common Stocks	626,166,803	626,166,803	-	-
	Short-Term Investment	6,748,939	-	6,748,939	-
	Derivatives:
	Equity Contracts
	Futures	231,684	231,684	-	-

	Total	$633,147,868	$626,398,487	$6,749,381	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-144 and A-145

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a) The Chief Executive Officer and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

(a)(3)	Not Applicable.

(a)(4)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is attached hereto as Exhibit 99.906.CERT pursuant to Section 906 of the Sarbanes Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Select Fund

By:	/s/ Adrian S. Griggs
Adrian S. Griggs
Chief Executive Officer

Date:	September 2, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adrian S. Griggs
Adrian S. Griggs
Chief Executive Officer

Date:	September 2, 2020

By:	/s/ Trevor T. Smith
Trevor T. Smith
Treasurer (Principal Financial and Accounting Officer)

Date:	September 2, 2020